UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-03213

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 1-18-102 Columbus, OH 43215
 (Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 1-18-102
Columbus, OH 43215
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 through December 31, 2025

Item 1. Reports to Stockholders.

(a)   The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

      (b)    Not applicable.

NVIT Allspring Discovery Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Allspring Discovery Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$85	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Artificial intelligence (AI) seized the spotlight in 2025. A super cycle of AI investments continued unabated, and the arms race for computing power drove historically high index concentration. Despite the excitement, the year ended with intense focus on AI capital commitments, prompting concerns about eventual monetization and a potential AI bubble. Sparked largely by policy stimulus, 2025 also brought broadening risk appetites. Smaller cap, value-oriented, and cyclically sensitive sectors benefited from this trend. More noteworthy was sharp leadership from unprofitable companies. Lower quality businesses, some with speculative fundamentals, benefited from a surge in momentum.

Top Contributors to Performance

  Stock selection in financials, communication services, and consumer discretionary contributed to performance.

  Robinhood Markets, TKO Group Holdings, Inc. and Dutch Bros Inc. are the top contributors.

Top Detractors from Performance

  Industrials, information technology, and health care detracted from returns.

  Bloom Energy, Globant SA and Option Care Health are the top detractors.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Russell 3000® Index	Russell 2500® Growth Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,647	$11,268	$10,973
Dec 17	$13,600	$13,649	$13,657
Dec 18	$12,668	$12,937	$12,637
Dec 19	$17,387	$16,932	$16,763
Dec 20	$27,976	$20,439	$23,547
Dec 21	$26,660	$25,661	$24,733
Dec 22	$16,633	$20,733	$18,251
Dec 23	$20,056	$26,114	$21,706
Dec 24	$23,767	$32,332	$23,757
Dec 25	$25,172	$37,877	$26,206

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	5.91%	-2.09%	9.67%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2500® Growth Index	10.31%	2.98%	10.55%

Fund Information

Key Fund Statistics

Net Assets	$431,616,409
Number of Portfolio Holdings	75
Portfolio Turnover Rate	72.91%
Advisory Fees - net of reimbursement & waiver, if any	$3,029,704

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	8.2%
Other liabilities in excess of assets	-6.6%
Software	9.3%
Health Care Providers & Services	7.7%
Aerospace & Defense	6.7%
Biotechnology	6.4%
Hotels, Restaurants & Leisure	5.5%
Health Care Equipment & Supplies	5.3%
Semiconductors & Semiconductor Equipment	5.3%
Construction & Engineering	4.9%
Electronic Equipment, Instruments & Components	4.7%
Financial Services	3.9%
Other IndustriesFootnote Reference#	40.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Allspring Discovery Fund

Annual Shareholder Report - December 31, 2025

NAR-DIS-I (12-25)

NVIT Allspring Discovery Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Allspring Discovery Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$110	1.07%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Artificial intelligence (AI) seized the spotlight in 2025. A super cycle of AI investments continued unabated, and the arms race for computing power drove historically high index concentration. Despite the excitement, the year ended with intense focus on AI capital commitments, prompting concerns about eventual monetization and a potential AI bubble. Sparked largely by policy stimulus, 2025 also brought broadening risk appetites. Smaller cap, value-oriented, and cyclically sensitive sectors benefited from this trend. More noteworthy was sharp leadership from unprofitable companies. Lower quality businesses, some with speculative fundamentals, benefited from a surge in momentum.

Top Contributors to Performance

  Stock selection in financials, communication services, and consumer discretionary contributed to performance.

  Robinhood Markets, TKO Group Holdings, Inc. and Dutch Bros Inc. are the top contributors.

Top Detractors from Performance

  Industrials, information technology, and health care detracted from returns.

  Bloom Energy, Globant SA and Option Care Health are the top detractors.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Russell 3000® Index	Russell 2500® Growth Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,606	$11,268	$10,973
Dec 17	$13,524	$13,649	$13,657
Dec 18	$12,571	$12,937	$12,637
Dec 19	$17,202	$16,932	$16,763
Dec 20	$27,609	$20,439	$23,547
Dec 21	$26,247	$25,661	$24,733
Dec 22	$16,321	$20,733	$18,251
Dec 23	$19,658	$26,114	$21,706
Dec 24	$23,212	$32,332	$23,757
Dec 25	$24,516	$37,877	$26,206

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	5.62%	-2.35%	9.38%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2500® Growth Index	10.31%	2.98%	10.55%

Fund Information

Key Fund Statistics

Net Assets	$431,616,409
Number of Portfolio Holdings	75
Portfolio Turnover Rate	72.91%
Advisory Fees - net of reimbursement & waiver, if any	$3,029,704

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	8.2%
Other liabilities in excess of assets	-6.6%
Software	9.3%
Health Care Providers & Services	7.7%
Aerospace & Defense	6.7%
Biotechnology	6.4%
Hotels, Restaurants & Leisure	5.5%
Health Care Equipment & Supplies	5.3%
Semiconductors & Semiconductor Equipment	5.3%
Construction & Engineering	4.9%
Electronic Equipment, Instruments & Components	4.7%
Financial Services	3.9%
Other IndustriesFootnote Reference#	40.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Allspring Discovery Fund

Annual Shareholder Report - December 31, 2025

NAR-DIS-II (12-25)

NVIT American Funds Asset Allocation Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT American Funds Asset Allocation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†,Footnote Reference*
Class II	$100	0.93%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Below is the 2025 annual report commentary from the American Funds Insurance Series ® American Funds Asset Allocation Fund, which is the sole investment of the Fund.

U.S. equities saw strong gains, with the S&P 500® Index hitting record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on the lingering effect of tariffs, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.

Within the Fund, most equity sectors produced positive returns, with information technology being particularly additive to results. The materials, industrial and consumer staples sectors also saw returns surpassing those of the overall portfolio. Conversely, the fund’s holdings in the financial, energy and utilities sectors detracted from the broader portfolio’s returns.

Fixed income returns lagged equities but continued to help fulfill their roles of serving as a ballast and generating income. Corporate bonds and securitized debt were among the top contributors, though securitized debt lagged the total portfolio return. A modest allocation to high-yield bonds also supported returns.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
Dec 15	$10,000	$10,000	$10,000	$10,000
Dec 16	$10,900	$11,196	$10,821	$10,265
Dec 17	$12,621	$13,640	$12,364	$10,628
Dec 18	$11,993	$13,043	$12,085	$10,629
Dec 19	$14,485	$17,150	$14,757	$11,556
Dec 20	$16,223	$20,305	$17,025	$12,424
Dec 21	$18,609	$26,135	$19,742	$12,233
Dec 22	$16,052	$21,402	$16,601	$10,641
Dec 23	$18,273	$27,029	$19,541	$11,230
Dec 24	$21,196	$33,791	$22,497	$11,370
Dec 25	$24,462	$39,833	$25,593	$12,200

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	15.41%	8.56%	9.36%
S&P 500® Index	17.88%	14.42%	14.82%
Blended IndexFootnote Reference1	13.76%	8.49%	9.85%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Footnote	Description
Footnote[1]	The Blended Index comprises 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index.

Fund Information

Key Fund Statistics

Net Assets	$6,388,020,428
Number of Portfolio Holdings	1
Portfolio Turnover Rate	9.54%
Advisory Fees - net of reimbursement & waiver, if any	$-

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Investment Company	100.1%
Other liabilities in excess of assets	-0.1%
American Funds Asset Allocation Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Asset Allocation Fund

Annual Shareholder Report - December 31, 2025

NAR-AM-AA-II (12-25)

NVIT American Funds Bond Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT American Funds Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†,Footnote Reference*
Class II	$90	0.87%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Below is the 2025 annual report commentary from the American Funds Insurance Series ® The Bond Fund of America Fund, which is the sole investment of the Fund

During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.

Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.

In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results, however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Bloomberg U.S. Aggregate Bond Index
Dec 15	$10,000	$10,000
Dec 16	$10,265	$10,265
Dec 17	$10,595	$10,628
Dec 18	$10,481	$10,629
Dec 19	$11,422	$11,556
Dec 20	$12,474	$12,424
Dec 21	$12,385	$12,233
Dec 22	$10,799	$10,641
Dec 23	$11,285	$11,230
Dec 24	$11,378	$11,370
Dec 25	$12,144	$12,200

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	6.73%	-0.54%	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Fund Information

Key Fund Statistics

Net Assets	$3,263,804,911
Number of Portfolio Holdings	1
Portfolio Turnover Rate	16.01%
Advisory Fees - net of reimbursement & waiver, if any	$-

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Investment Company	100.1%
Other liabilities in excess of assets	-0.1%
American Funds The Bond Fund of America, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Bond Fund

Annual Shareholder Report - December 31, 2025

NAR-AM-BD-II (12-25)

NVIT American Funds Global Growth Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT American Funds Global Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†,Footnote Reference*
Class II	$117	1.06%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Below is the 2025 annual report commentary from the American Funds Insurance Series ® American Funds Global Growth Fund, which is the sole investment of the Fund.

Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large-cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.

Most sectors posted gains for the fund, with information technology, industrials, financials and consumer staples contributing most significantly. Returns from the communication services and consumer discretionary sectors were also positive, though below the portfolio’s overall returns. Companies based in the U.S., France and Taiwan made meaningful contributions to investment results.

Conversely, the health care and real estate sectors were the largest detractors from overall results. Country-wise, holdings in Denmark and Australia were among the most notable detractors for the fund.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI
Dec 15	$10,000	$10,000
Dec 16	$10,019	$10,786
Dec 17	$13,121	$13,371
Dec 18	$11,885	$12,112
Dec 19	$16,018	$15,334
Dec 20	$20,812	$17,825
Dec 21	$24,143	$21,130
Dec 22	$18,094	$17,251
Dec 23	$22,100	$21,080
Dec 24	$25,024	$24,767
Dec 25	$30,331	$30,300

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	21.21%	7.82%	11.73%
MSCI ACWI	22.34%	11.19%	11.72%

Fund Information

Key Fund Statistics

Net Assets	$688,420,125
Number of Portfolio Holdings	1
Portfolio Turnover Rate	7.74%
Advisory Fees - net of reimbursement & waiver, if any	$-

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Investment Company	100.1%
Other liabilities in excess of assets	-0.1%
American Funds Global Growth Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Global Growth Fund

Annual Shareholder Report - December 31, 2025

NAR-AM-GG-II (12-25)

NVIT American Funds Growth Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT American Funds Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†,Footnote Reference*
Class II	$107	0.97%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Below is the 2025 annual report commentary from the American Funds Insurance Series ® American Funds Growth Fund, which is the sole investment of the Fund.

U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation drove the S&P 500® Index to record highs. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.

Most sectors posted gains for the fund, with information technology and communication services contributing significantly. The industrials and materials sectors also delivered positive returns. U.S.-based holdings, representing the majority of the portfolio, contributed most of the fund’s performance.

Conversely, the financial and energy sectors were detractors from overall results.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	S&P 500® Index
Dec 15	$10,000	$10,000
Dec 16	$10,906	$11,196
Dec 17	$13,938	$13,640
Dec 18	$13,846	$13,043
Dec 19	$18,040	$17,150
Dec 20	$27,329	$20,305
Dec 21	$33,214	$26,135
Dec 22	$23,178	$21,402
Dec 23	$31,975	$27,029
Dec 24	$41,935	$33,791
Dec 25	$50,228	$39,833

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	19.78%	12.94%	17.52%
S&P 500® Index	17.88%	14.42%	14.82%

Fund Information

Key Fund Statistics

Net Assets	$2,514,714,479
Number of Portfolio Holdings	1
Portfolio Turnover Rate	9.70%
Advisory Fees - net of reimbursement & waiver, if any	$-

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Investment Company	100.1%
Other liabilities in excess of assets	-0.1%
American Funds Growth Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Growth Fund

Annual Shareholder Report - December 31, 2025

NAR-AM-GR-II (12-25)

NVIT American Funds Growth-Income Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT American Funds Growth-Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†,Footnote Reference*
Class II	$99	0.91%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Below is the 2025 annual report commentary from the American Funds Insurance Series ® American Funds Growth-Income Fund, which is the sole investment of the Fund.

U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500® Index reached record highs as solid corporate earnings from large-cap technology companies outweighed concerns about the economic impact of tariffs. Consumer spending remained resilient, fueling economic growth. However, persistent labor market softness led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the year.

Most sectors contributed positively to fund results, with information technology, industrials and communication services being particularly impactful. Financials posted positive returns, although they lagged the overall portfolio. Consumer staples also added to absolute returns but represented a relatively small portion of fund holdings.

Conversely, the materials and utilities sectors had negative returns and detracted from overall results.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	S&P 500® Index
Dec 15	$10,000	$10,000
Dec 16	$11,109	$11,196
Dec 17	$13,544	$13,640
Dec 18	$13,248	$13,043
Dec 19	$16,649	$17,150
Dec 20	$18,826	$20,305
Dec 21	$23,278	$26,135
Dec 22	$19,363	$21,402
Dec 23	$24,336	$27,029
Dec 24	$30,117	$33,791
Dec 25	$35,429	$39,833

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	17.64%	13.48%	13.48%
S&P 500® Index	17.88%	14.42%	14.82%

Fund Information

Key Fund Statistics

Net Assets	$4,177,862,451
Number of Portfolio Holdings	1
Portfolio Turnover Rate	18.60%
Advisory Fees - net of reimbursement & waiver, if any	$-

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Investment Company	100.1%
Other liabilities in excess of assets	-0.1%
American Funds Growth-Income Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Growth-Income Fund

Annual Shareholder Report - December 31, 2025

NAR-AM-GI-II (12-25)

NVIT BlackRock Equity Dividend Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$89	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

U.S. equities finished 2025 on stable ground, with major indices posting solid gains. Steady Treasury yields supported risk assets. For the strategy, healthcare and technology led on strong earnings and artificial intelligence (AI) momentum, whereas communication services and utilities lagged. Economic data reflected a mixed backdrop: strong third quarter GDP driven by consumers and AI investment contrasted with weakening labor trends and moderating inflation, complicated by distortions from a prolonged government shutdown. Policy remained the central driver as the Federal Reserve issued its third straight 25 basis points cut. Investors favored quality and cashflow visibility amid ongoing uncertainty and a resilient U.S. dollar.

Top Contributors to Performance

  The largest contributor to relative performance was stock selection in health care. Within this sector, the decision to overweight Cardinal Health proved to be a tailwind for the strategy.

  Investment decisions in Information technology also added value. In particular, allocation decisions in Samsung Electronics were beneficial to the strategy.

  The allocation and selection decisions in consumer Discretionary benefited the strategy. Within this sector, the decision to hold Sony Group added value.

Top Detractors from Performance

  The largest detractor from relative performance was stock selections in communication services. Due to the negative performance of WPP PLC, overweighting this position relative to the benchmark weighed on the strategy.

  Security selection in utilities also detracted from the Fund’s performance. Within this sector, allocation decisions in PG&E were a headwind for the strategy.

  Stock selection in materials was a headwind to the strategy. Specifically, the decision to overweight PPG Industries detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Russell 1000® Index	Russell 1000® Value Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$11,789	$11,200	$11,734
Dec 17	$13,910	$13,630	$13,337
Dec 18	$12,901	$12,980	$12,234
Dec 19	$16,424	$17,041	$15,481
Dec 20	$17,020	$20,584	$15,914
Dec 21	$20,474	$26,006	$19,918
Dec 22	$19,657	$21,032	$18,416
Dec 23	$22,013	$26,611	$20,527
Dec 24	$24,183	$33,133	$23,477
Dec 25	$29,366	$38,889	$27,212

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	21.44%	11.53%	11.37%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Information

Key Fund Statistics

Net Assets	$588,354,726
Number of Portfolio Holdings	99
Portfolio Turnover Rate	57.78%
Advisory Fees - net of reimbursement & waiver, if any	$3,302,444

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	94.8%
Repurchase Agreements	4.6%
Master Limited Partnership	1.2%
Other liabilities in excess of assets	-0.6%
Banks	12.1%
Health Care Equipment & Supplies	6.4%
Health Care Providers & Services	5.4%
Technology Hardware, Storage & Peripherals	5.3%
Oil, Gas & Consumable Fuels	4.8%
Capital Markets	4.1%
Chemicals	3.2%
Professional Services	3.1%
Interactive Media & Services	3.0%
Aerospace & Defense	3.0%
Other IndustriesFootnote Reference#	49.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BlackRock Equity Dividend Fund

Annual Shareholder Report - December 31, 2025

NAR-BR-EQD-I (12-25)

NVIT BlackRock Equity Dividend Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$116	1.05%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

U.S. equities finished 2025 on stable ground, with major indices posting solid gains. Steady Treasury yields supported risk assets. For the strategy, healthcare and technology led on strong earnings and artificial intelligence (AI) momentum, whereas communication services and utilities lagged. Economic data reflected a mixed backdrop: strong third quarter GDP driven by consumers and AI investment contrasted with weakening labor trends and moderating inflation, complicated by distortions from a prolonged government shutdown. Policy remained the central driver as the Federal Reserve issued its third straight 25 basis points cut. Investors favored quality and cashflow visibility amid ongoing uncertainty and a resilient U.S. dollar.

Top Contributors to Performance

  The largest contributor to relative performance was stock selection in health care. Within this sector, the decision to overweight Cardinal Health proved to be a tailwind for the strategy.

  Investment decisions in Information technology also added value. In particular, allocation decisions in Samsung Electronics were beneficial to the strategy.

  The allocation and selection decisions in consumer Discretionary benefited the strategy. Within this sector, the decision to hold Sony Group added value.

Top Detractors from Performance

  The largest detractor from relative performance was stock selections in communication services. Due to the negative performance of WPP PLC, overweighting this position relative to the benchmark weighed on the strategy.

  Security selection in utilities also detracted from the Fund’s performance. Within this sector, allocation decisions in PG&E were a headwind for the strategy.

  Stock selection in materials was a headwind to the strategy. Specifically, the decision to overweight PPG Industries detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Russell 1000® Index	Russell 1000® Value Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$11,757	$11,200	$11,734
Dec 17	$13,837	$13,630	$13,337
Dec 18	$12,805	$12,980	$12,234
Dec 19	$16,263	$17,041	$15,481
Dec 20	$16,807	$20,584	$15,914
Dec 21	$20,168	$26,006	$19,918
Dec 22	$19,302	$21,032	$18,416
Dec 23	$21,574	$26,611	$20,527
Dec 24	$23,639	$33,133	$23,477
Dec 25	$28,627	$38,889	$27,212

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	21.10%	11.24%	11.09%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Information

Key Fund Statistics

Net Assets	$588,354,726
Number of Portfolio Holdings	99
Portfolio Turnover Rate	57.78%
Advisory Fees - net of reimbursement & waiver, if any	$3,302,444

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	94.8%
Repurchase Agreements	4.6%
Master Limited Partnership	1.2%
Other liabilities in excess of assets	-0.6%
Banks	12.1%
Health Care Equipment & Supplies	6.4%
Health Care Providers & Services	5.4%
Technology Hardware, Storage & Peripherals	5.3%
Oil, Gas & Consumable Fuels	4.8%
Capital Markets	4.1%
Chemicals	3.2%
Professional Services	3.1%
Interactive Media & Services	3.0%
Aerospace & Defense	3.0%
Other IndustriesFootnote Reference#	49.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BlackRock Equity Dividend Fund

Annual Shareholder Report - December 31, 2025

NAR-BR-EQD-II (12-25)

NVIT BlackRock Equity Dividend Fund

Class IV

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$89	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

U.S. equities finished 2025 on stable ground, with major indices posting solid gains. Steady Treasury yields supported risk assets. For the strategy, healthcare and technology led on strong earnings and artificial intelligence (AI) momentum, whereas communication services and utilities lagged. Economic data reflected a mixed backdrop: strong third quarter GDP driven by consumers and AI investment contrasted with weakening labor trends and moderating inflation, complicated by distortions from a prolonged government shutdown. Policy remained the central driver as the Federal Reserve issued its third straight 25 basis points cut. Investors favored quality and cashflow visibility amid ongoing uncertainty and a resilient U.S. dollar.

Top Contributors to Performance

  The largest contributor to relative performance was stock selection in health care. Within this sector, the decision to overweight Cardinal Health proved to be a tailwind for the strategy.

  Investment decisions in Information technology also added value. In particular, allocation decisions in Samsung Electronics were beneficial to the strategy.

  The allocation and selection decisions in consumer Discretionary benefited the strategy. Within this sector, the decision to hold Sony Group added value.

Top Detractors from Performance

  The largest detractor from relative performance was stock selections in communication services. Due to the negative performance of WPP PLC, overweighting this position relative to the benchmark weighed on the strategy.

  Security selection in utilities also detracted from the Fund’s performance. Within this sector, allocation decisions in PG&E were a headwind for the strategy.

  Stock selection in materials was a headwind to the strategy. Specifically, the decision to overweight PPG Industries detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class IV	Russell 1000® Index	Russell 1000® Value Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$11,789	$11,200	$11,734
Dec 17	$13,909	$13,630	$13,337
Dec 18	$12,900	$12,980	$12,234
Dec 19	$16,421	$17,041	$15,481
Dec 20	$17,018	$20,584	$15,914
Dec 21	$20,468	$26,006	$19,918
Dec 22	$19,652	$21,032	$18,416
Dec 23	$22,017	$26,611	$20,527
Dec 24	$24,174	$33,133	$23,477
Dec 25	$29,353	$38,889	$27,212

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	21.42%	11.52%	11.37%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Information

Key Fund Statistics

Net Assets	$588,354,726
Number of Portfolio Holdings	99
Portfolio Turnover Rate	57.78%
Advisory Fees - net of reimbursement & waiver, if any	$3,302,444

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	94.8%
Repurchase Agreements	4.6%
Master Limited Partnership	1.2%
Other liabilities in excess of assets	-0.6%
Banks	12.1%
Health Care Equipment & Supplies	6.4%
Health Care Providers & Services	5.4%
Technology Hardware, Storage & Peripherals	5.3%
Oil, Gas & Consumable Fuels	4.8%
Capital Markets	4.1%
Chemicals	3.2%
Professional Services	3.1%
Interactive Media & Services	3.0%
Aerospace & Defense	3.0%
Other IndustriesFootnote Reference#	49.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BlackRock Equity Dividend Fund

Annual Shareholder Report - December 31, 2025

NAR-BR-EQD-IV (12-25)

NVIT BlackRock Managed Global Allocation Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT BlackRock Managed Global Allocation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$48	0.45%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025, the S&P 500® Index delivered a total return of 17.88%, despite notable early-year volatility, including a near‑19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and artificial intelligence (AI) companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return near 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

In addition to the underlying funds, a volatility management process determines whether the Fund should increase or decrease equity exposure by buying or selling futures contracts. The volatility overlay was a detractor during the year.

Top Contributors to Performance

  Exposure to commodities, notably gold related securities, contributed to performance.

  An underweight to and security selection within consumer staples contributed to performance.

  An overweight to and security selection within financials contributed to performance.

Top Detractors from Performance

  Exposure to cash and cash equivalents detracted from performance.

  An overweight to and security selection within consumer discretionary detracted from performance.

  Security selection within healthcare, partially offset by an overweight to the sector detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	FTSE World Index	Blended Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,298	$10,865	$10,589
Dec 17	$12,196	$13,482	$12,257
Dec 18	$11,163	$12,300	$11,698
Dec 19	$12,831	$15,712	$13,890
Dec 20	$14,697	$18,278	$15,850
Dec 21	$15,348	$22,107	$17,471
Dec 22	$13,070	$18,229	$14,739
Dec 23	$14,614	$22,637	$17,050
Dec 24	$15,689	$26,704	$18,622
Dec 25	$18,017	$32,974	$21,942

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	14.84%	4.16%	6.06%
FTSE World Index	23.48%	12.52%	12.67%
Blended IndexFootnote Reference1	17.83%	6.72%	8.19%
Footnote	Description
Footnote[1]	The Blended Index comprises 36% S&P 500® Index; 24% FTSE World ex US Index; 24% ICE BofA Merrill Lynch Current 5-Year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.

Fund Information

Key Fund Statistics

Net Assets	$325,834,508
Number of Portfolio Holdings	5
Portfolio Turnover Rate	12.71%
Advisory Fees - net of reimbursement & waiver, if any	$484,839

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Alternative Assets	94.0%
Other assets in excess of liabilities	6.0%
BlackRock Global Allocation VI Fund, Class I	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BlackRock Managed Global Allocation Fund

Annual Shareholder Report - December 31, 2025

NAR-BR-MGA-II (12-25)

NVIT Blueprint℠ Aggressive Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$33	0.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT GS International Equity Insights Fund

  NVIT J.P. Morgan U.S. Equity Fund

  NVIT GS Large Cap Equity Fund

Top Detractors from Performance

  iShares Core S&P 500 ETF

  iShares Core MSCI EAFE ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	MSCI ACWI	Morningstar® Aggressive Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,833	$10,786	$11,131
Dec 17	$12,998	$13,371	$13,576
Dec 18	$11,605	$12,112	$12,467
Dec 19	$14,407	$15,334	$15,700
Dec 20	$16,242	$17,825	$17,777
Dec 21	$19,521	$21,130	$20,854
Dec 22	$16,547	$17,251	$17,532
Dec 23	$19,813	$21,080	$20,741
Dec 24	$22,873	$24,767	$23,334
Dec 25	$27,114	$30,300	$28,101

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	18.61%Footnote Reference*	10.79%	10.49%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Aggressive Target Risk Index	20.43%	9.59%	10.89%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$300,073,101
Number of Portfolio Holdings	12
Portfolio Turnover Rate	50.75%
Advisory Fees - net of reimbursement & waiver, if any	$268,327

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	90.9%
Fixed Income Fund	9.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	17.6%
NVIT U.S. 130/30 Equity Fund, Class Y	17.3%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	16.2%
Nationwide Large Cap Equity Portfolio, Class R6	16.2%
NVIT GS International Equity Insights Fund, Class Y	9.9%
NVIT Loomis Core Bond Fund, Class Y	8.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.8%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.5%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	1.4%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Aggressive Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-AG-I (12-25)

NVIT Blueprint℠ Aggressive Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$43	0.40%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT GS International Equity Insights Fund

  NVIT J.P. Morgan U.S. Equity Fund

  NVIT GS Large Cap Equity Fund

Top Detractors from Performance

  iShares Core S&P 500 ETF

  iShares Core MSCI EAFE ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Aggressive Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,836	$10,786	$11,131
Dec 17	$12,982	$13,371	$13,576
Dec 18	$11,587	$12,112	$12,467
Dec 19	$14,363	$15,334	$15,700
Dec 20	$16,167	$17,825	$17,777
Dec 21	$19,416	$21,130	$20,854
Dec 22	$16,462	$17,251	$17,532
Dec 23	$19,678	$21,080	$20,741
Dec 24	$22,702	$24,767	$23,334
Dec 25	$26,890	$30,300	$28,101

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	18.45%	10.71%	10.40%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Aggressive Target Risk Index	20.43%	9.59%	10.89%

Fund Information

Key Fund Statistics

Net Assets	$300,073,101
Number of Portfolio Holdings	12
Portfolio Turnover Rate	50.75%
Advisory Fees - net of reimbursement & waiver, if any	$268,327

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	90.9%
Fixed Income Fund	9.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	17.6%
NVIT U.S. 130/30 Equity Fund, Class Y	17.3%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	16.2%
Nationwide Large Cap Equity Portfolio, Class R6	16.2%
NVIT GS International Equity Insights Fund, Class Y	9.9%
NVIT Loomis Core Bond Fund, Class Y	8.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.8%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.5%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	1.4%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Aggressive Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-AG-II (12-25)

NVIT Blueprint℠ Aggressive Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$17	0.15%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT GS International Equity Insights Fund

  NVIT J.P. Morgan U.S. Equity Fund

  NVIT GS Large Cap Equity Fund

Top Detractors from Performance

  iShares Core S&P 500 ETF

  iShares Core MSCI EAFE ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	MSCI ACWI	Morningstar® Aggressive Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,724	$10,769	$10,796
Dec 24	$12,403	$12,652	$12,146
Dec 25	$14,732	$15,479	$14,627

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	18.78%	18.31%
MSCI ACWI	22.34%	20.84%
Morningstar® Aggressive Target Risk Index	20.43%	17.91%

Fund Information

Key Fund Statistics

Net Assets	$300,073,101
Number of Portfolio Holdings	12
Portfolio Turnover Rate	50.75%
Advisory Fees - net of reimbursement & waiver, if any	$268,327

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	90.9%
Fixed Income Fund	9.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	17.6%
NVIT U.S. 130/30 Equity Fund, Class Y	17.3%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	16.2%
Nationwide Large Cap Equity Portfolio, Class R6	16.2%
NVIT GS International Equity Insights Fund, Class Y	9.9%
NVIT Loomis Core Bond Fund, Class Y	8.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.8%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.5%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	1.4%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Aggressive Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-AG-Y (12-25)

NVIT Blueprint℠ Balanced Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$31	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT Loomis Core Bond Fund

  NVIT GS International Equity Insights Fund

  NVIT U.S. 130/30 Equity Fund

Top Detractors from Performance

  NVIT GS Small Cap Equity Insights Fund

  iShares Core MSCI EAFE ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,628	$10,786	$10,855
Dec 17	$11,905	$13,371	$12,447
Dec 18	$11,185	$12,112	$11,855
Dec 19	$13,008	$15,334	$14,112
Dec 20	$14,271	$17,825	$15,917
Dec 21	$15,858	$21,130	$17,541
Dec 22	$13,701	$17,251	$14,950
Dec 23	$15,537	$21,080	$16,926
Dec 24	$16,989	$24,767	$18,326
Dec 25	$19,127	$30,300	$21,248

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	12.59%	6.03%	6.70%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Fund Information

Key Fund Statistics

Net Assets	$1,455,817,355
Number of Portfolio Holdings	13
Portfolio Turnover Rate	32.29%
Advisory Fees - net of reimbursement & waiver, if any	$1,471,037

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	50.2%
Fixed Income Fund	49.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	37.3%
NVIT U.S. 130/30 Equity Fund, Class Y	10.4%
NVIT GS Large Cap Equity Fund, Class Y	9.3%
NVIT Loomis Short Term Bond Fund, Class Y	9.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	8.3%
Nationwide Large Cap Equity Portfolio, Class R6	8.2%
NVIT GS International Equity Insights Fund, Class Y	4.2%
Nationwide Loomis Core Bond Fund, Class R6	3.5%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.0%
Other Holdings	4.8%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Balanced Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-BAL-I (12-25)

NVIT Blueprint℠ Balanced Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$40	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT Loomis Core Bond Fund

  NVIT GS International Equity Insights Fund

  NVIT U.S. 130/30 Equity Fund

Top Detractors from Performance

  NVIT GS Small Cap Equity Insights Fund

  iShares Core MSCI EAFE ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,611	$10,786	$10,855
Dec 17	$11,889	$13,371	$12,447
Dec 18	$11,148	$12,112	$11,855
Dec 19	$12,952	$15,334	$14,112
Dec 20	$14,206	$17,825	$15,917
Dec 21	$15,768	$21,130	$17,541
Dec 22	$13,607	$17,251	$14,950
Dec 23	$15,420	$21,080	$16,926
Dec 24	$16,847	$24,767	$18,326
Dec 25	$18,949	$30,300	$21,248

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	12.47%	5.93%	6.60%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Fund Information

Key Fund Statistics

Net Assets	$1,455,817,355
Number of Portfolio Holdings	13
Portfolio Turnover Rate	32.29%
Advisory Fees - net of reimbursement & waiver, if any	$1,471,037

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	50.2%
Fixed Income Fund	49.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	37.3%
NVIT U.S. 130/30 Equity Fund, Class Y	10.4%
NVIT GS Large Cap Equity Fund, Class Y	9.3%
NVIT Loomis Short Term Bond Fund, Class Y	9.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	8.3%
Nationwide Large Cap Equity Portfolio, Class R6	8.2%
NVIT GS International Equity Insights Fund, Class Y	4.2%
Nationwide Loomis Core Bond Fund, Class R6	3.5%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.0%
Other Holdings	4.8%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Balanced Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-BAL-II (12-25)

NVIT Blueprint℠ Balanced Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT Loomis Core Bond Fund

  NVIT GS International Equity Insights Fund

  NVIT U.S. 130/30 Equity Fund

Top Detractors from Performance

  NVIT GS Small Cap Equity Insights Fund

  iShares Core MSCI EAFE ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	MSCI ACWI	Morningstar® Moderate Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,611	$10,769	$10,676
Dec 24	$11,616	$12,652	$11,559
Dec 25	$13,103	$15,479	$13,402

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	12.80%	12.44%
MSCI ACWI	22.34%	20.84%
Morningstar® Moderate Target Risk Index	15.95%	13.53%

Fund Information

Key Fund Statistics

Net Assets	$1,455,817,355
Number of Portfolio Holdings	13
Portfolio Turnover Rate	32.29%
Advisory Fees - net of reimbursement & waiver, if any	$1,471,037

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	50.2%
Fixed Income Fund	49.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	37.3%
NVIT U.S. 130/30 Equity Fund, Class Y	10.4%
NVIT GS Large Cap Equity Fund, Class Y	9.3%
NVIT Loomis Short Term Bond Fund, Class Y	9.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	8.3%
Nationwide Large Cap Equity Portfolio, Class R6	8.2%
NVIT GS International Equity Insights Fund, Class Y	4.2%
Nationwide Loomis Core Bond Fund, Class R6	3.5%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.0%
Other Holdings	4.8%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Balanced Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-BAL-Y (12-25)

NVIT Blueprint℠ Capital Appreciation Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$31	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT Loomis Core Bond Fund

  NVIT J.P. Morgan U.S. Equity Fund

  NVIT GS Large Cap Equity Fund

Top Detractors from Performance

  NVIT Loomis Short Term High Yield Fund

  iShares Core MSCI EAFE ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,732	$10,786	$10,855
Dec 17	$12,450	$13,371	$12,447
Dec 18	$11,449	$12,112	$11,855
Dec 19	$13,763	$15,334	$14,112
Dec 20	$15,370	$17,825	$15,917
Dec 21	$17,790	$21,130	$17,541
Dec 22	$15,130	$17,251	$14,950
Dec 23	$17,620	$21,080	$16,926
Dec 24	$19,836	$24,767	$18,326
Dec 25	$22,822	$30,300	$21,248

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	15.05%	8.23%	8.60%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Fund Information

Key Fund Statistics

Net Assets	$1,848,998,042
Number of Portfolio Holdings	13
Portfolio Turnover Rate	47.66%
Advisory Fees - net of reimbursement & waiver, if any	$1,805,765

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	70.3%
Fixed Income Fund	29.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	24.7%
NVIT GS Large Cap Equity Fund, Class Y	14.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	14.0%
Nationwide Large Cap Equity Portfolio, Class R6	13.9%
NVIT U.S. 130/30 Equity Fund, Class Y	12.6%
NVIT GS International Equity Insights Fund, Class Y	4.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.2%
iShares Core S&P 500 ETF	3.0%
NVIT Loomis Short Term Bond Fund, Class Y	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.3%
Other Holdings	5.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Capital Appreciation Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-CAP-I (12-25)

NVIT Blueprint℠ Capital Appreciation Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$40	0.37%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT Loomis Core Bond Fund

  NVIT J.P. Morgan U.S. Equity Fund

  NVIT GS Large Cap Equity Fund

Top Detractors from Performance

  NVIT Loomis Short Term High Yield Fund

  iShares Core MSCI EAFE ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,732	$10,786	$10,855
Dec 17	$12,428	$13,371	$12,447
Dec 18	$11,414	$12,112	$11,855
Dec 19	$13,725	$15,334	$14,112
Dec 20	$15,298	$17,825	$15,917
Dec 21	$17,709	$21,130	$17,541
Dec 22	$15,043	$17,251	$14,950
Dec 23	$17,493	$21,080	$16,926
Dec 24	$19,685	$24,767	$18,326
Dec 25	$22,627	$30,300	$21,248

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	15.03%Footnote Reference*	8.14%	8.51%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$1,848,998,042
Number of Portfolio Holdings	13
Portfolio Turnover Rate	47.66%
Advisory Fees - net of reimbursement & waiver, if any	$1,805,765

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	70.3%
Fixed Income Fund	29.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	24.7%
NVIT GS Large Cap Equity Fund, Class Y	14.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	14.0%
Nationwide Large Cap Equity Portfolio, Class R6	13.9%
NVIT U.S. 130/30 Equity Fund, Class Y	12.6%
NVIT GS International Equity Insights Fund, Class Y	4.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.2%
iShares Core S&P 500 ETF	3.0%
NVIT Loomis Short Term Bond Fund, Class Y	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.3%
Other Holdings	5.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Capital Appreciation Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-CAP-II (12-25)

NVIT Blueprint℠ Capital Appreciation Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$14	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT Loomis Core Bond Fund

  NVIT J.P. Morgan U.S. Equity Fund

  NVIT GS Large Cap Equity Fund

Top Detractors from Performance

  NVIT Loomis Short Term High Yield Fund

  iShares Core MSCI EAFE ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	MSCI ACWI	Morningstar® Moderate Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,672	$10,769	$10,676
Dec 24	$12,026	$12,652	$11,559
Dec 25	$13,868	$15,479	$13,402

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	15.32%	15.25%
MSCI ACWI	22.34%	20.84%
Morningstar® Moderate Target Risk Index	15.95%	13.53%

Fund Information

Key Fund Statistics

Net Assets	$1,848,998,042
Number of Portfolio Holdings	13
Portfolio Turnover Rate	47.66%
Advisory Fees - net of reimbursement & waiver, if any	$1,805,765

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	70.3%
Fixed Income Fund	29.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	24.7%
NVIT GS Large Cap Equity Fund, Class Y	14.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	14.0%
Nationwide Large Cap Equity Portfolio, Class R6	13.9%
NVIT U.S. 130/30 Equity Fund, Class Y	12.6%
NVIT GS International Equity Insights Fund, Class Y	4.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.2%
iShares Core S&P 500 ETF	3.0%
NVIT Loomis Short Term Bond Fund, Class Y	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.3%
Other Holdings	5.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Capital Appreciation Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-CAP-Y (12-25)

NVIT Blueprint℠ Conservative Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$31	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT Loomis Core Bond Fund

  NVIT Loomis Short Term High Yield Fund

  NVIT U.S. 130/30 Equity Fund

Top Detractors from Performance

  Nationwide Inflation-Protected Securities Fund

  NVIT GS Small Cap Equity Insights Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,481	$10,265	$10,466
Dec 17	$11,147	$10,628	$11,199
Dec 18	$10,868	$10,629	$11,064
Dec 19	$12,039	$11,556	$12,307
Dec 20	$12,965	$12,424	$13,503
Dec 21	$13,546	$12,233	$13,808
Dec 22	$11,925	$10,641	$11,992
Dec 23	$12,987	$11,230	$12,921
Dec 24	$13,660	$11,370	$13,381
Dec 25	$14,857	$12,200	$14,773

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	8.76%	2.76%	4.04%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar® Conservative Target Risk Index	10.40%	1.81%	3.98%

Fund Information

Key Fund Statistics

Net Assets	$435,680,700
Number of Portfolio Holdings	14
Portfolio Turnover Rate	22.73%
Advisory Fees - net of reimbursement & waiver, if any	$453,200

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	77.1%
Equity Fund	22.9%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	54.5%
NVIT Loomis Short Term Bond Fund, Class Y	13.0%
NVIT U.S. 130/30 Equity Fund, Class Y	5.6%
Nationwide Loomis Core Bond Fund, Class R6	5.5%
Nationwide Inflation-Protected Securities Fund, Class R6	4.0%
NVIT GS Large Cap Equity Fund, Class Y	3.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	3.0%
Nationwide Large Cap Equity Portfolio, Class R6	3.0%
iShares Core S&P 500 ETF	2.6%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	3.7%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Conservative Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-CON-I (12-25)

NVIT Blueprint℠ Conservative Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$40	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT Loomis Core Bond Fund

  NVIT Loomis Short Term High Yield Fund

  NVIT U.S. 130/30 Equity Fund

Top Detractors from Performance

  Nationwide Inflation-Protected Securities Fund

  NVIT GS Small Cap Equity Insights Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,461	$10,265	$10,466
Dec 17	$11,126	$10,628	$11,199
Dec 18	$10,837	$10,629	$11,064
Dec 19	$11,993	$11,556	$12,307
Dec 20	$12,903	$12,424	$13,503
Dec 21	$13,469	$12,233	$13,808
Dec 22	$11,843	$10,641	$11,992
Dec 23	$12,889	$11,230	$12,921
Dec 24	$13,546	$11,370	$13,381
Dec 25	$14,725	$12,200	$14,773

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	8.70%	2.68%	3.95%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar® Conservative Target Risk Index	10.40%	1.81%	3.98%

Fund Information

Key Fund Statistics

Net Assets	$435,680,700
Number of Portfolio Holdings	14
Portfolio Turnover Rate	22.73%
Advisory Fees - net of reimbursement & waiver, if any	$453,200

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	77.1%
Equity Fund	22.9%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	54.5%
NVIT Loomis Short Term Bond Fund, Class Y	13.0%
NVIT U.S. 130/30 Equity Fund, Class Y	5.6%
Nationwide Loomis Core Bond Fund, Class R6	5.5%
Nationwide Inflation-Protected Securities Fund, Class R6	4.0%
NVIT GS Large Cap Equity Fund, Class Y	3.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	3.0%
Nationwide Large Cap Equity Portfolio, Class R6	3.0%
iShares Core S&P 500 ETF	2.6%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	3.7%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Conservative Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-CON-II (12-25)

NVIT Blueprint℠ Conservative Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$15	0.15%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT Loomis Core Bond Fund

  NVIT Loomis Short Term High Yield Fund

  NVIT U.S. 130/30 Equity Fund

Top Detractors from Performance

  Nationwide Inflation-Protected Securities Fund

  NVIT GS Small Cap Equity Insights Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,514	$10,491	$10,535
Dec 24	$11,077	$10,622	$10,911
Dec 25	$12,075	$11,398	$12,045

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	9.01%	8.53%
Bloomberg U.S. Aggregate Bond Index	7.30%	5.83%
Morningstar® Conservative Target Risk Index	10.40%	8.40%

Fund Information

Key Fund Statistics

Net Assets	$435,680,700
Number of Portfolio Holdings	14
Portfolio Turnover Rate	22.73%
Advisory Fees - net of reimbursement & waiver, if any	$453,200

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	77.1%
Equity Fund	22.9%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	54.5%
NVIT Loomis Short Term Bond Fund, Class Y	13.0%
NVIT U.S. 130/30 Equity Fund, Class Y	5.6%
Nationwide Loomis Core Bond Fund, Class R6	5.5%
Nationwide Inflation-Protected Securities Fund, Class R6	4.0%
NVIT GS Large Cap Equity Fund, Class Y	3.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	3.0%
Nationwide Large Cap Equity Portfolio, Class R6	3.0%
iShares Core S&P 500 ETF	2.6%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	3.7%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Conservative Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-CON-Y (12-25)

NVIT Blueprint℠ Managed Growth & Income Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth & Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$26	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

In addition to the underlying funds, a volatility management process determines whether the Fund should increase or decrease equity exposure by buying or selling futures contracts. The volatility overlay was a detractor during the year.

Top Contributors to Performance

  NVIT Loomis Core Bond Fund

  NVIT GS International Equity Insights Fund

  NVIT U.S. 130/30 Equity Fund

Top Detractors from Performance

  NVIT GS Small Cap Equity Insights Fund

  iShares Core MSCI EAFE ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,574	$10,786	$10,855
Dec 17	$12,156	$13,371	$12,447
Dec 18	$11,329	$12,112	$11,855
Dec 19	$12,920	$15,334	$14,112
Dec 20	$13,608	$17,825	$15,917
Dec 21	$15,001	$21,130	$17,541
Dec 22	$12,959	$17,251	$14,950
Dec 23	$14,605	$21,080	$16,926
Dec 24	$15,905	$24,767	$18,326
Dec 25	$17,399	$30,300	$21,248

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	9.39%	5.04%	5.69%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Fund Information

Key Fund Statistics

Net Assets	$480,767,926
Number of Portfolio Holdings	17
Portfolio Turnover Rate	44.49%
Advisory Fees - net of reimbursement & waiver, if any	$249,873

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	47.9%
Fixed Income Fund	46.3%
Other assets in excess of liabilities	5.8%
NVIT Loomis Core Bond Fund, Class Y	36.8%
NVIT U.S. 130/30 Equity Fund, Class Y	10.7%
NVIT GS Large Cap Equity Fund, Class Y	9.4%
NVIT Loomis Short Term Bond Fund, Class Y	8.9%
Nationwide Large Cap Equity Portfolio, Class R6	8.3%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	8.3%
NVIT GS International Equity Insights Fund, Class Y	4.3%
Nationwide Loomis Core Bond Fund, Class R6	3.5%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.0%
Other Holdings	4.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class I is 0.88%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Managed Growth & Income Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-MGI-I (12-25)

NVIT Blueprint℠ Managed Growth & Income Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth & Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$47	0.45%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

In addition to the underlying funds, a volatility management process determines whether the Fund should increase or decrease equity exposure by buying or selling futures contracts. The volatility overlay was a detractor during the year.

Top Contributors to Performance

  NVIT Loomis Core Bond Fund

  NVIT GS International Equity Insights Fund

  NVIT U.S. 130/30 Equity Fund

Top Detractors from Performance

  NVIT GS Small Cap Equity Insights Fund

  iShares Core MSCI EAFE ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,556	$10,786	$10,855
Dec 17	$12,114	$13,371	$12,447
Dec 18	$11,265	$12,112	$11,855
Dec 19	$12,825	$15,334	$14,112
Dec 20	$13,472	$17,825	$15,917
Dec 21	$14,829	$21,130	$17,541
Dec 22	$12,779	$17,251	$14,950
Dec 23	$14,375	$21,080	$16,926
Dec 24	$15,627	$24,767	$18,326
Dec 25	$17,060	$30,300	$21,248

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	9.17%	4.84%	5.49%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Fund Information

Key Fund Statistics

Net Assets	$480,767,926
Number of Portfolio Holdings	17
Portfolio Turnover Rate	44.49%
Advisory Fees - net of reimbursement & waiver, if any	$249,873

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	47.9%
Fixed Income Fund	46.3%
Other assets in excess of liabilities	5.8%
NVIT Loomis Core Bond Fund, Class Y	36.8%
NVIT U.S. 130/30 Equity Fund, Class Y	10.7%
NVIT GS Large Cap Equity Fund, Class Y	9.4%
NVIT Loomis Short Term Bond Fund, Class Y	8.9%
Nationwide Large Cap Equity Portfolio, Class R6	8.3%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	8.3%
NVIT GS International Equity Insights Fund, Class Y	4.3%
Nationwide Loomis Core Bond Fund, Class R6	3.5%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.0%
Other Holdings	4.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Managed Growth & Income Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-MGI-II (12-25)

NVIT Blueprint℠ Managed Growth Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$23	0.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

In addition to the underlying funds, a volatility management process determines whether the Fund should increase or decrease equity exposure by buying or selling futures contracts. The volatility overlay was a detractor during the year.

Top Contributors to Performance

  NVIT Loomis Core Bond Fund

  NVIT GS International Equity Insights Fund

  NVIT GS Large Cap Equity Fund

Top Detractors from Performance

  NVIT Loomis Short Term High Yield Fund

  iShares Core MSCI EAFE ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,640	$10,786	$10,855
Dec 17	$12,553	$13,371	$12,447
Dec 18	$11,701	$12,112	$11,855
Dec 19	$13,526	$15,334	$14,112
Dec 20	$14,545	$17,825	$15,917
Dec 21	$16,831	$21,130	$17,541
Dec 22	$14,292	$17,251	$14,950
Dec 23	$16,095	$21,080	$16,926
Dec 24	$17,917	$24,767	$18,326
Dec 25	$19,760	$30,300	$21,248

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	10.28%	6.32%	7.05%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Fund Information

Key Fund Statistics

Net Assets	$1,062,652,730
Number of Portfolio Holdings	17
Portfolio Turnover Rate	40.90%
Advisory Fees - net of reimbursement & waiver, if any	$333,249

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	57.6%
Fixed Income Fund	35.5%
Other assets in excess of liabilities	6.9%
NVIT Loomis Core Bond Fund, Class Y	29.8%
NVIT U.S. 130/30 Equity Fund, Class Y	12.7%
NVIT GS Large Cap Equity Fund, Class Y	12.5%
Nationwide Large Cap Equity Portfolio, Class R6	11.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.9%
NVIT Loomis Short Term Bond Fund, Class Y	5.9%
NVIT GS International Equity Insights Fund, Class Y	4.8%
iShares Core S&P 500 ETF	3.0%
Nationwide Loomis Core Bond Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.3%
Other Holdings	4.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Managed Growth Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-MGR-I (12-25)

NVIT Blueprint℠ Managed Growth Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$44	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

In addition to the underlying funds, a volatility management process determines whether the Fund should increase or decrease equity exposure by buying or selling futures contracts. The volatility overlay was a detractor during the year.

Top Contributors to Performance

  NVIT Loomis Core Bond Fund

  NVIT GS International Equity Insights Fund

  NVIT GS Large Cap Equity Fund

Top Detractors from Performance

  NVIT Loomis Short Term High Yield Fund

  iShares Core MSCI EAFE ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,621	$10,786	$10,855
Dec 17	$12,511	$13,371	$12,447
Dec 18	$11,626	$12,112	$11,855
Dec 19	$13,418	$15,334	$14,112
Dec 20	$14,405	$17,825	$15,917
Dec 21	$16,626	$21,130	$17,541
Dec 22	$14,093	$17,251	$14,950
Dec 23	$15,844	$21,080	$16,926
Dec 24	$17,600	$24,767	$18,326
Dec 25	$19,363	$30,300	$21,248

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	10.09%Footnote Reference*	6.09%	6.83%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$1,062,652,730
Number of Portfolio Holdings	17
Portfolio Turnover Rate	40.90%
Advisory Fees - net of reimbursement & waiver, if any	$333,249

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	57.6%
Fixed Income Fund	35.5%
Other assets in excess of liabilities	6.9%
NVIT Loomis Core Bond Fund, Class Y	29.8%
NVIT U.S. 130/30 Equity Fund, Class Y	12.7%
NVIT GS Large Cap Equity Fund, Class Y	12.5%
Nationwide Large Cap Equity Portfolio, Class R6	11.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.9%
NVIT Loomis Short Term Bond Fund, Class Y	5.9%
NVIT GS International Equity Insights Fund, Class Y	4.8%
iShares Core S&P 500 ETF	3.0%
Nationwide Loomis Core Bond Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.3%
Other Holdings	4.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Managed Growth Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-MGR-II (12-25)

NVIT Blueprint℠ Moderate Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$30	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT Loomis Core Bond Fund

  NVIT GS International Equity Insights Fund

  NVIT GS Large Cap Equity Fund

Top Detractors from Performance

  NVIT Loomis Short Term High Yield Fund

  iShares Core MSCI EAFE ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,682	$10,786	$10,855
Dec 17	$12,183	$13,371	$12,447
Dec 18	$11,322	$12,112	$11,855
Dec 19	$13,397	$15,334	$14,112
Dec 20	$14,839	$17,825	$15,917
Dec 21	$16,863	$21,130	$17,541
Dec 22	$14,489	$17,251	$14,950
Dec 23	$16,655	$21,080	$16,926
Dec 24	$18,517	$24,767	$18,326
Dec 25	$21,035	$30,300	$21,248

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	13.60%	7.23%	7.72%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Fund Information

Key Fund Statistics

Net Assets	$1,803,209,738
Number of Portfolio Holdings	13
Portfolio Turnover Rate	40.03%
Advisory Fees - net of reimbursement & waiver, if any	$1,776,465

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	61.2%
Fixed Income Fund	38.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	30.3%
NVIT U.S. 130/30 Equity Fund, Class Y	12.4%
NVIT GS Large Cap Equity Fund, Class Y	12.4%
Nationwide Large Cap Equity Portfolio, Class R6	10.9%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.9%
NVIT Loomis Short Term Bond Fund, Class Y	6.0%
NVIT GS International Equity Insights Fund, Class Y	4.7%
iShares Core S&P 500 ETF	3.0%
Nationwide Loomis Core Bond Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.3%
Other Holdings	4.6%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderate Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-MOD-I (12-25)

NVIT Blueprint℠ Moderate Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$40	0.37%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT Loomis Core Bond Fund

  NVIT GS International Equity Insights Fund

  NVIT GS Large Cap Equity Fund

Top Detractors from Performance

  NVIT Loomis Short Term High Yield Fund

  iShares Core MSCI EAFE ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,674	$10,786	$10,855
Dec 17	$12,165	$13,371	$12,447
Dec 18	$11,303	$12,112	$11,855
Dec 19	$13,354	$15,334	$14,112
Dec 20	$14,781	$17,825	$15,917
Dec 21	$16,771	$21,130	$17,541
Dec 22	$14,402	$17,251	$14,950
Dec 23	$16,550	$21,080	$16,926
Dec 24	$18,364	$24,767	$18,326
Dec 25	$20,846	$30,300	$21,248

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	13.52%	7.12%	7.62%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Fund Information

Key Fund Statistics

Net Assets	$1,803,209,738
Number of Portfolio Holdings	13
Portfolio Turnover Rate	40.03%
Advisory Fees - net of reimbursement & waiver, if any	$1,776,465

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	61.2%
Fixed Income Fund	38.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	30.3%
NVIT U.S. 130/30 Equity Fund, Class Y	12.4%
NVIT GS Large Cap Equity Fund, Class Y	12.4%
Nationwide Large Cap Equity Portfolio, Class R6	10.9%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.9%
NVIT Loomis Short Term Bond Fund, Class Y	6.0%
NVIT GS International Equity Insights Fund, Class Y	4.7%
iShares Core S&P 500 ETF	3.0%
Nationwide Loomis Core Bond Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.3%
Other Holdings	4.6%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderate Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-MOD-II (12-25)

NVIT Blueprint℠ Moderate Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$14	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT Loomis Core Bond Fund

  NVIT GS International Equity Insights Fund

  NVIT GS Large Cap Equity Fund

Top Detractors from Performance

  NVIT Loomis Short Term High Yield Fund

  iShares Core MSCI EAFE ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	MSCI ACWI	Morningstar® Moderate Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,640	$10,769	$10,676
Dec 24	$11,843	$12,652	$11,559
Dec 25	$13,475	$15,479	$13,402

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	13.77%	13.82%
MSCI ACWI	22.34%	20.84%
Morningstar® Moderate Target Risk Index	15.95%	13.53%

Fund Information

Key Fund Statistics

Net Assets	$1,803,209,738
Number of Portfolio Holdings	13
Portfolio Turnover Rate	40.03%
Advisory Fees - net of reimbursement & waiver, if any	$1,776,465

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	61.2%
Fixed Income Fund	38.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	30.3%
NVIT U.S. 130/30 Equity Fund, Class Y	12.4%
NVIT GS Large Cap Equity Fund, Class Y	12.4%
Nationwide Large Cap Equity Portfolio, Class R6	10.9%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.9%
NVIT Loomis Short Term Bond Fund, Class Y	6.0%
NVIT GS International Equity Insights Fund, Class Y	4.7%
iShares Core S&P 500 ETF	3.0%
Nationwide Loomis Core Bond Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.3%
Other Holdings	4.6%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderate Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-MOD-Y (12-25)

NVIT Blueprint℠ Moderately Aggressive Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$32	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT GS International Equity Insights Fund

  NVIT J.P. Morgan U.S. Equity Fund

  NVIT GS Large Cap Equity Fund

Top Detractors from Performance

  NVIT Loomis Short Term High Yield Fund

  iShares Core MSCI EAFE ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	MSCI ACWI	Morningstar® Moderately Aggressive Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,769	$10,786	$11,019
Dec 17	$12,724	$13,371	$13,102
Dec 18	$11,529	$12,112	$12,219
Dec 19	$14,103	$15,334	$15,025
Dec 20	$15,846	$17,825	$17,051
Dec 21	$18,717	$21,130	$19,446
Dec 22	$15,907	$17,251	$16,436
Dec 23	$18,781	$21,080	$19,062
Dec 24	$21,361	$24,767	$21,094
Dec 25	$24,888	$30,300	$24,986

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	16.51%	9.45%	9.55%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderately Aggressive Target Risk Index	18.45%	7.94%	9.59%

Fund Information

Key Fund Statistics

Net Assets	$493,090,067
Number of Portfolio Holdings	13
Portfolio Turnover Rate	47.96%
Advisory Fees - net of reimbursement & waiver, if any	$469,639

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	78.1%
Fixed Income Fund	21.9%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	18.0%
NVIT U.S. 130/30 Equity Fund, Class Y	15.2%
NVIT GS Large Cap Equity Fund, Class Y	14.9%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	13.8%
Nationwide Large Cap Equity Portfolio, Class R6	13.6%
NVIT GS International Equity Insights Fund, Class Y	8.3%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.1%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.8%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	4.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Aggressive Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-MAG-I (12-25)

NVIT Blueprint℠ Moderately Aggressive Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$42	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT GS International Equity Insights Fund

  NVIT J.P. Morgan U.S. Equity Fund

  NVIT GS Large Cap Equity Fund

Top Detractors from Performance

  NVIT Loomis Short Term High Yield Fund

  iShares Core MSCI EAFE ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderately Aggressive Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,759	$10,786	$11,019
Dec 17	$12,703	$13,371	$13,102
Dec 18	$11,496	$12,112	$12,219
Dec 19	$14,052	$15,334	$15,025
Dec 20	$15,774	$17,825	$17,051
Dec 21	$18,623	$21,130	$19,446
Dec 22	$15,806	$17,251	$16,436
Dec 23	$18,636	$21,080	$19,062
Dec 24	$21,190	$24,767	$21,094
Dec 25	$24,671	$30,300	$24,986

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	16.43%	9.36%	9.45%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderately Aggressive Target Risk Index	18.45%	7.94%	9.59%

Fund Information

Key Fund Statistics

Net Assets	$493,090,067
Number of Portfolio Holdings	13
Portfolio Turnover Rate	47.96%
Advisory Fees - net of reimbursement & waiver, if any	$469,639

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	78.1%
Fixed Income Fund	21.9%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	18.0%
NVIT U.S. 130/30 Equity Fund, Class Y	15.2%
NVIT GS Large Cap Equity Fund, Class Y	14.9%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	13.8%
Nationwide Large Cap Equity Portfolio, Class R6	13.6%
NVIT GS International Equity Insights Fund, Class Y	8.3%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.1%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.8%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	4.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Aggressive Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-MAG-II (12-25)

NVIT Blueprint℠ Moderately Aggressive Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$16	0.15%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT GS International Equity Insights Fund

  NVIT J.P. Morgan U.S. Equity Fund

  NVIT GS Large Cap Equity Fund

Top Detractors from Performance

  NVIT Loomis Short Term High Yield Fund

  iShares Core MSCI EAFE ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	MSCI ACWI	Morningstar® Moderately Aggressive Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,707	$10,769	$10,744
Dec 24	$12,199	$12,652	$11,889
Dec 25	$14,237	$15,479	$14,083

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	16.70%	16.57%
MSCI ACWI	22.34%	20.84%
Morningstar® Moderately Aggressive Target Risk Index	18.45%	15.99%

Fund Information

Key Fund Statistics

Net Assets	$493,090,067
Number of Portfolio Holdings	13
Portfolio Turnover Rate	47.96%
Advisory Fees - net of reimbursement & waiver, if any	$469,639

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	78.1%
Fixed Income Fund	21.9%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	18.0%
NVIT U.S. 130/30 Equity Fund, Class Y	15.2%
NVIT GS Large Cap Equity Fund, Class Y	14.9%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	13.8%
Nationwide Large Cap Equity Portfolio, Class R6	13.6%
NVIT GS International Equity Insights Fund, Class Y	8.3%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.1%
iShares Core S&P 500 ETF	3.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.8%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	4.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Aggressive Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-MAG-Y (12-25)

NVIT Blueprint℠ Moderately Conservative Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$31	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT Loomis Core Bond Fund

  NVIT GS International Equity Insights Fund

  NVIT U.S. 130/30 Equity Fund

Top Detractors from Performance

  NVIT GS Small Cap Equity Insights Fund

  iShares Core MSCI EAFE ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,600	$10,265	$10,665
Dec 17	$11,668	$10,628	$11,824
Dec 18	$11,122	$10,629	$11,485
Dec 19	$12,710	$11,556	$13,238
Dec 20	$13,873	$12,424	$14,804
Dec 21	$15,153	$12,233	$15,747
Dec 22	$13,176	$10,641	$13,566
Dec 23	$14,740	$11,230	$15,043
Dec 24	$15,889	$11,370	$16,006
Dec 25	$17,687	$12,200	$18,066

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	11.32%	4.98%	5.87%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar® Moderately Conservative Target Risk Index	12.87%	4.06%	6.10%

Fund Information

Key Fund Statistics

Net Assets	$463,242,964
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.08%
Advisory Fees - net of reimbursement & waiver, if any	$469,225

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	58.1%
Equity Fund	41.9%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	41.0%
NVIT Loomis Short Term Bond Fund, Class Y	11.0%
NVIT U.S. 130/30 Equity Fund, Class Y	9.0%
NVIT GS Large Cap Equity Fund, Class Y	7.6%
Nationwide Large Cap Equity Portfolio, Class R6	6.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	6.0%
NVIT GS International Equity Insights Fund, Class Y	4.3%
Nationwide Loomis Core Bond Fund, Class R6	4.0%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	6.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Conservative Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-MCON-I (12-25)

NVIT Blueprint℠ Moderately Conservative Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$41	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT Loomis Core Bond Fund

  NVIT GS International Equity Insights Fund

  NVIT U.S. 130/30 Equity Fund

Top Detractors from Performance

  NVIT GS Small Cap Equity Insights Fund

  iShares Core MSCI EAFE ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,600	$10,265	$10,665
Dec 17	$11,648	$10,628	$11,824
Dec 18	$11,093	$10,629	$11,485
Dec 19	$12,679	$11,556	$13,238
Dec 20	$13,827	$12,424	$14,804
Dec 21	$15,076	$12,233	$15,747
Dec 22	$13,105	$10,641	$13,566
Dec 23	$14,638	$11,230	$15,043
Dec 24	$15,783	$11,370	$16,006
Dec 25	$17,534	$12,200	$18,066

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	11.10%	4.86%	5.78%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar® Moderately Conservative Target Risk Index	12.87%	4.06%	6.10%

Fund Information

Key Fund Statistics

Net Assets	$463,242,964
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.08%
Advisory Fees - net of reimbursement & waiver, if any	$469,225

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	58.1%
Equity Fund	41.9%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	41.0%
NVIT Loomis Short Term Bond Fund, Class Y	11.0%
NVIT U.S. 130/30 Equity Fund, Class Y	9.0%
NVIT GS Large Cap Equity Fund, Class Y	7.6%
Nationwide Large Cap Equity Portfolio, Class R6	6.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	6.0%
NVIT GS International Equity Insights Fund, Class Y	4.3%
Nationwide Loomis Core Bond Fund, Class R6	4.0%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	6.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Conservative Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-MCON-II (12-25)

NVIT Blueprint℠ Moderately Conservative Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$13	0.12%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT Loomis Core Bond Fund

  NVIT GS International Equity Insights Fund

  NVIT U.S. 130/30 Equity Fund

Top Detractors from Performance

  NVIT GS Small Cap Equity Insights Fund

  iShares Core MSCI EAFE ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,575	$10,491	$10,600
Dec 24	$11,422	$10,622	$11,278
Dec 25	$12,731	$11,398	$12,730

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	11.38%Footnote Reference*	11.05%
Bloomberg U.S. Aggregate Bond Index	7.30%	5.83%
Morningstar® Moderately Conservative Target Risk Index	12.87%	11.02%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$463,242,964
Number of Portfolio Holdings	14
Portfolio Turnover Rate	26.08%
Advisory Fees - net of reimbursement & waiver, if any	$469,225

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	58.1%
Equity Fund	41.9%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	41.0%
NVIT Loomis Short Term Bond Fund, Class Y	11.0%
NVIT U.S. 130/30 Equity Fund, Class Y	9.0%
NVIT GS Large Cap Equity Fund, Class Y	7.6%
Nationwide Large Cap Equity Portfolio, Class R6	6.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	6.0%
NVIT GS International Equity Insights Fund, Class Y	4.3%
Nationwide Loomis Core Bond Fund, Class R6	4.0%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	2.0%
Other Holdings	6.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Conservative Fund

Annual Shareholder Report - December 31, 2025

NAR-BP-MCON-Y (12-25)

NVIT BNY Mellon Dynamic U.S. Core Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$66	0.61%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund modestly underperformed the benchmark, due mainly to the underweight equity position relative to the benchmark, where the varying actual equity exposure and option premiums cost return. US equity market performance was positive during 2025. The S&P 500® Index advanced by 17.88% during the year. Within the Index, ten of the 11 Global Industry Classification Standard (GICS) equity sectors finished in positive territory, led by communication services and information technology, while real estate was the only detractor. Growth stocks outperformed value stocks. US markets navigated a period of policy change in early 2025, including spending and tariff-related measures that contributed to market volatility. Economic activity softened early in the year, with first-quarter gross domestic product (GDP) contracting 0.3% amid a surge in pre-tariff imports. Growth later rebounded, highlighted by 4.3% annualized GDP expansion in the third quarter. Inflation remained elevated but eased modestly in the second half, with the core personal-consumption expenditures price index slowing to 2.7% in November from 2.9% in December 2024. The labor market cooled gradually, with unemployment rising to 4.6% in November from 4.2% a year earlier. Against this backdrop, the Federal Reserve (Fed) held the rates steady in the first half but lowered the fed funds rate by 75 basis points in the second half of the year, entering 2026 with a data-dependent approach aimed at sustaining disinflation while preserving labor market stability. The Bloomberg Long US Treasury Index rose by 5.59% as the feared tariff-driven inflation spike failed to materialize and the fed’s rate cuts supported bond returns.

Top Contributors to Performance

  The Fund’s relative performance is influenced by the following factors: allocation to U.S. equities, U.S. Treasury Bonds, and cash.

  An allocation to long US Treasury bonds, which averaged 8.1% over the period, contributed to return. The bond exposure was driven by an improvement in the term premium, carry and our tactical bond macro signal.

Top Detractors from Performance

  The fund maintained its defensive equity target allocation of 90% throughout the period.

  The use of long call options once again added convexity to the equity position, resulting in an average implemented exposure of 100.5% over the period.

  Gains from the equity allocation were offset by the options premium and detracted from excess returns. The negative cash position (average of -10%) also detracted.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	S&P 500® Index
Dec 15	$10,000	$10,000
Dec 16	$10,363	$11,196
Dec 17	$13,194	$13,640
Dec 18	$13,026	$13,043
Dec 19	$17,925	$17,150
Dec 20	$21,313	$20,305
Dec 21	$27,758	$26,135
Dec 22	$21,623	$21,402
Dec 23	$26,786	$27,029
Dec 24	$32,893	$33,791
Dec 25	$38,545	$39,833

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	17.18%	12.58%	14.44%
S&P 500® Index	17.88%	14.42%	14.82%

Fund Information

Key Fund Statistics

Net Assets	$2,486,615,226
Number of Portfolio Holdings	514
Portfolio Turnover Rate	8.40%
Advisory Fees - net of reimbursement & waiver, if any	$10,034,164

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	91.7%
Short-Term Investment	2.9%
Repurchase Agreements	2.4%
Other assets in excess of liabilities	3.0%
Semiconductors & Semiconductor Equipment	13.4%
Software	9.7%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	6.9%
Broadline Retail	3.7%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	2.5%
Other IndustriesFootnote Reference#	42.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class I is 0.67%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Core Fund

Annual Shareholder Report - December 31, 2025

NAR-USC-I (12-25)

NVIT BNY Mellon Dynamic U.S. Core Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$94	0.86%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund modestly underperformed the benchmark, due mainly to the underweight equity position relative to the benchmark, where the varying actual equity exposure and option premiums cost return. US equity market performance was positive during 2025. The S&P 500® Index advanced by 17.88% during the year. Within the Index, ten of the 11 Global Industry Classification Standard (GICS) equity sectors finished in positive territory, led by communication services and information technology, while real estate was the only detractor. Growth stocks outperformed value stocks. US markets navigated a period of policy change in early 2025, including spending and tariff-related measures that contributed to market volatility. Economic activity softened early in the year, with first-quarter gross domestic product (GDP) contracting 0.3% amid a surge in pre-tariff imports. Growth later rebounded, highlighted by 4.3% annualized GDP expansion in the third quarter. Inflation remained elevated but eased modestly in the second half, with the core personal-consumption expenditures price index slowing to 2.7% in November from 2.9% in December 2024. The labor market cooled gradually, with unemployment rising to 4.6% in November from 4.2% a year earlier. Against this backdrop, the Federal Reserve (Fed) held the rates steady in the first half but lowered the fed funds rate by 75 basis points in the second half of the year, entering 2026 with a data-dependent approach aimed at sustaining disinflation while preserving labor market stability. The Bloomberg Long US Treasury Index rose by 5.59% as the feared tariff-driven inflation spike failed to materialize and the fed’s rate cuts supported bond returns.

Top Contributors to Performance

  The Fund’s relative performance is influenced by the following factors: allocation to U.S. equities, U.S. Treasury Bonds, and cash.

  An allocation to long US Treasury bonds, which averaged 8.1% over the period, contributed to return. The bond exposure was driven by an improvement in the term premium, carry and our tactical bond macro signal.

Top Detractors from Performance

  The fund maintained its defensive equity target allocation of 90% throughout the period.

  The use of long call options once again added convexity to the equity position, resulting in an average implemented exposure of 100.5% over the period.

  Gains from the equity allocation were offset by the options premium and detracted from excess returns. The negative cash position (average of -10%) also detracted.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	S&P 500® Index
Dec 15	$10,000	$10,000
Dec 16	$10,332	$11,196
Dec 17	$13,129	$13,640
Dec 18	$12,927	$13,043
Dec 19	$17,753	$17,150
Dec 20	$21,042	$20,305
Dec 21	$27,336	$26,135
Dec 22	$21,251	$21,402
Dec 23	$26,257	$27,029
Dec 24	$32,164	$33,791
Dec 25	$37,603	$39,833

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	16.91%	12.31%	14.16%
S&P 500® Index	17.88%	14.42%	14.82%

Fund Information

Key Fund Statistics

Net Assets	$2,486,615,226
Number of Portfolio Holdings	514
Portfolio Turnover Rate	8.40%
Advisory Fees - net of reimbursement & waiver, if any	$10,034,164

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	91.7%
Short-Term Investment	2.9%
Repurchase Agreements	2.4%
Other assets in excess of liabilities	3.0%
Semiconductors & Semiconductor Equipment	13.4%
Software	9.7%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	6.9%
Broadline Retail	3.7%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	2.5%
Other IndustriesFootnote Reference#	42.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Core Fund

Annual Shareholder Report - December 31, 2025

NAR-USC-II (12-25)

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$83	0.76%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed its benchmark in 2025. US equity market performance was positive during 2025. The S&P 500® Index advanced by 17.88% during the year. Within the index, ten of the 11 Global Industry Classification Standard (GICS) equity sectors finished in positive territory, led by communication services and information technology, while real estate was the only detractor. Growth stocks outperformed value stocks. US markets navigated a period of policy change in early 2025, including spending and tariff-related measures that contributed to market volatility. Economic activity softened early in the year, with first-quarter gross domestic product (GDP) contracting 0.3% amid a surge in pre-tariff imports. Growth later rebounded, highlighted by 4.3% annualized GDP expansion in the third quarter. Inflation remained elevated but eased modestly in the second half, with the core personal-consumption expenditures price index slowing to 2.7% in November from 2.9% in December 2024. The labor market cooled gradually, with unemployment rising to 4.6% in November from 4.2% a year earlier. Against this backdrop, the Federal Reserve (Fed) held the rates steady in the first half but lowered the fed funds rate by 75 basis points in the second half of the year, entering 2026 with a data-dependent approach aimed at sustaining disinflation while preserving labor market stability. The Bloomberg Long US Treasury Index rose by 5.59% as the feared tariff-driven inflation spike failed to materialize and the fed’s rate cuts supported bond returns.

Top Contributors to Performance

- The top 2 sectors that contributed to performance were materials and financials.

- The top 2 individual investments that contributed to performance were Newmont Corporation, and CRH public limited.

Top Detractors from Performance

- The top 2 sectors that detracted from performance were services and health care.

- The top 2 individual investments that detracted from performance were Omnicom Group Inc, and UnitedHealth Group Incorporated.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Russell 1000® Index	Russell 1000® Value Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,044	$11,200	$11,734
Dec 17	$13,089	$13,630	$13,337
Dec 18	$11,865	$12,980	$12,234
Dec 19	$15,063	$17,041	$15,481
Dec 20	$15,288	$20,584	$15,914
Dec 21	$20,567	$26,006	$19,918
Dec 22	$20,335	$21,031	$18,416
Dec 23	$22,133	$26,611	$20,527
Dec 24	$25,522	$33,133	$23,477
Dec 25	$30,277	$38,888	$26,850

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	18.63%	14.64%	11.72%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Information

Key Fund Statistics

Net Assets	$1,067,918,101
Number of Portfolio Holdings	83
Portfolio Turnover Rate	83.60%
Advisory Fees - net of reimbursement & waiver, if any	$2,780,486

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	90.1%
Short-Term Investment	2.5%
Repurchase Agreements	1.5%
Other assets in excess of liabilities	5.9%
Banks	11.9%
Oil, Gas & Consumable Fuels	7.9%
Insurance	7.0%
Pharmaceuticals	6.2%
Financial Services	4.8%
Health Care Providers & Services	4.6%
Communications Equipment	4.0%
Capital Markets	3.9%
Aerospace & Defense	3.5%
Semiconductors & Semiconductor Equipment	3.4%
Other IndustriesFootnote Reference#	42.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Annual Shareholder Report - December 31, 2025

NAR-DUSE-I (12-25)

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$102	0.93%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed its benchmark in 2025. US equity market performance was positive during 2025. The S&P 500® Index advanced by 17.88% during the year. Within the index, ten of the 11 Global Industry Classification Standard (GICS) equity sectors finished in positive territory, led by communication services and information technology, while real estate was the only detractor. Growth stocks outperformed value stocks. US markets navigated a period of policy change in early 2025, including spending and tariff-related measures that contributed to market volatility. Economic activity softened early in the year, with first-quarter gross domestic product (GDP) contracting 0.3% amid a surge in pre-tariff imports. Growth later rebounded, highlighted by 4.3% annualized GDP expansion in the third quarter. Inflation remained elevated but eased modestly in the second half, with the core personal-consumption expenditures price index slowing to 2.7% in November from 2.9% in December 2024. The labor market cooled gradually, with unemployment rising to 4.6% in November from 4.2% a year earlier. Against this backdrop, the Federal Reserve (Fed) held the rates steady in the first half but lowered the fed funds rate by 75 basis points in the second half of the year, entering 2026 with a data-dependent approach aimed at sustaining disinflation while preserving labor market stability. The Bloomberg Long US Treasury Index rose by 5.59% as the feared tariff-driven inflation spike failed to materialize and the fed’s rate cuts supported bond returns.

Top Contributors to Performance

- The top 2 sectors that contributed to performance were materials and financials.

- The top 2 individual investments that contributed to performance were Newmont Corporation, and CRH public limited.

Top Detractors from Performance

- The top 2 sectors that detracted from performance were services and health care.

- The top 2 individual investments that detracted from performance were Omnicom Group Inc, and UnitedHealth Group Incorporated.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Russell 1000® Index	Russell 1000® Value Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,021	$11,200	$11,734
Dec 17	$13,035	$13,630	$13,337
Dec 18	$11,801	$12,980	$12,234
Dec 19	$14,950	$17,041	$15,481
Dec 20	$15,158	$20,584	$15,914
Dec 21	$20,361	$26,006	$19,918
Dec 22	$20,097	$21,031	$18,416
Dec 23	$21,836	$26,611	$20,527
Dec 24	$25,138	$33,133	$23,477
Dec 25	$29,772	$38,888	$26,850

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	18.43%	14.45%	11.53%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Fund Information

Key Fund Statistics

Net Assets	$1,067,918,101
Number of Portfolio Holdings	83
Portfolio Turnover Rate	83.60%
Advisory Fees - net of reimbursement & waiver, if any	$2,780,486

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	90.1%
Short-Term Investment	2.5%
Repurchase Agreements	1.5%
Other assets in excess of liabilities	5.9%
Banks	11.9%
Oil, Gas & Consumable Fuels	7.9%
Insurance	7.0%
Pharmaceuticals	6.2%
Financial Services	4.8%
Health Care Providers & Services	4.6%
Communications Equipment	4.0%
Capital Markets	3.9%
Aerospace & Defense	3.5%
Semiconductors & Semiconductor Equipment	3.4%
Other IndustriesFootnote Reference#	42.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Annual Shareholder Report - December 31, 2025

NAR-DUSE-II (12-25)

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Class X

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class X	$69	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed its benchmark in 2025. US equity market performance was positive during 2025. The S&P 500® Index advanced by 17.88% during the year. Within the index, ten of the 11 Global Industry Classification Standard (GICS) equity sectors finished in positive territory, led by communication services and information technology, while real estate was the only detractor. Growth stocks outperformed value stocks. US markets navigated a period of policy change in early 2025, including spending and tariff-related measures that contributed to market volatility. Economic activity softened early in the year, with first-quarter gross domestic product (GDP) contracting 0.3% amid a surge in pre-tariff imports. Growth later rebounded, highlighted by 4.3% annualized GDP expansion in the third quarter. Inflation remained elevated but eased modestly in the second half, with the core personal-consumption expenditures price index slowing to 2.7% in November from 2.9% in December 2024. The labor market cooled gradually, with unemployment rising to 4.6% in November from 4.2% a year earlier. Against this backdrop, the Federal Reserve (Fed) held the rates steady in the first half but lowered the fed funds rate by 75 basis points in the second half of the year, entering 2026 with a data-dependent approach aimed at sustaining disinflation while preserving labor market stability. The Bloomberg Long US Treasury Index rose by 5.59% as the feared tariff-driven inflation spike failed to materialize and the fed’s rate cuts supported bond returns.

Top Contributors to Performance

- The top 2 sectors that contributed to performance were materials and financials.

- The top 2 individual investments that contributed to performance were Newmont Corporation, and CRH public limited.

Top Detractors from Performance

- The top 2 sectors that detracted from performance were services and health care.

- The top 2 individual investments that detracted from performance were Omnicom Group Inc, and UnitedHealth Group Incorporated.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class X	Russell 1000® Index	Russell 1000® Value Index
Sep 20	$10,000	$10,000	$10,000
Dec 20	$11,646	$11,117	$11,370
Dec 21	$15,688	$14,057	$14,231
Dec 22	$15,528	$11,368	$13,158
Dec 23	$16,925	$14,384	$14,666
Dec 24	$19,546	$17,910	$16,773
Dec 25	$23,223	$21,021	$19,183

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class X - (Inception 09/04/2020)	18.81%	14.80%	17.15%
Russell 1000® Index	17.37%	13.59%	14.97%
Russell 1000® Value Index	15.91%	11.33%	13.30%

Fund Information

Key Fund Statistics

Net Assets	$1,067,918,101
Number of Portfolio Holdings	83
Portfolio Turnover Rate	83.60%
Advisory Fees - net of reimbursement & waiver, if any	$2,780,486

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	90.1%
Short-Term Investment	2.5%
Repurchase Agreements	1.5%
Other assets in excess of liabilities	5.9%
Banks	11.9%
Oil, Gas & Consumable Fuels	7.9%
Insurance	7.0%
Pharmaceuticals	6.2%
Financial Services	4.8%
Health Care Providers & Services	4.6%
Communications Equipment	4.0%
Capital Markets	3.9%
Aerospace & Defense	3.5%
Semiconductors & Semiconductor Equipment	3.4%
Other IndustriesFootnote Reference#	42.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class X is 0.68%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Annual Shareholder Report - December 31, 2025

NAR-DUSE-X (12-25)

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Class Z

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Z	$96	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed its benchmark in 2025. US equity market performance was positive during 2025. The S&P 500® Index advanced by 17.88% during the year. Within the index, ten of the 11 Global Industry Classification Standard (GICS) equity sectors finished in positive territory, led by communication services and information technology, while real estate was the only detractor. Growth stocks outperformed value stocks. US markets navigated a period of policy change in early 2025, including spending and tariff-related measures that contributed to market volatility. Economic activity softened early in the year, with first-quarter gross domestic product (GDP) contracting 0.3% amid a surge in pre-tariff imports. Growth later rebounded, highlighted by 4.3% annualized GDP expansion in the third quarter. Inflation remained elevated but eased modestly in the second half, with the core personal-consumption expenditures price index slowing to 2.7% in November from 2.9% in December 2024. The labor market cooled gradually, with unemployment rising to 4.6% in November from 4.2% a year earlier. Against this backdrop, the Federal Reserve (Fed) held the rates steady in the first half but lowered the fed funds rate by 75 basis points in the second half of the year, entering 2026 with a data-dependent approach aimed at sustaining disinflation while preserving labor market stability. The Bloomberg Long US Treasury Index rose by 5.59% as the feared tariff-driven inflation spike failed to materialize and the fed’s rate cuts supported bond returns.

Top Contributors to Performance

- The top 2 sectors that contributed to performance were materials and financials.

- The top 2 individual investments that contributed to performance were Newmont Corporation, and CRH public limited.

Top Detractors from Performance

- The top 2 sectors that detracted from performance were services and health care.

- The top 2 individual investments that detracted from performance were Omnicom Group Inc, and UnitedHealth Group Incorporated.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Z	Russell 1000® Index	Russell 1000® Value Index
Sep 20	$10,000	$10,000	$10,000
Dec 20	$11,641	$11,117	$11,370
Dec 21	$15,640	$14,057	$14,231
Dec 22	$15,436	$11,368	$13,158
Dec 23	$16,792	$14,384	$14,666
Dec 24	$19,333	$17,910	$16,773
Dec 25	$22,918	$21,021	$19,183

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Z - (Inception 09/04/2020)	18.55%	14.51%	16.86%
Russell 1000® Index	17.37%	13.59%	14.97%
Russell 1000® Value Index	15.91%	11.33%	13.30%

Fund Information

Key Fund Statistics

Net Assets	$1,067,918,101
Number of Portfolio Holdings	83
Portfolio Turnover Rate	83.60%
Advisory Fees - net of reimbursement & waiver, if any	$2,780,486

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	90.1%
Short-Term Investment	2.5%
Repurchase Agreements	1.5%
Other assets in excess of liabilities	5.9%
Banks	11.9%
Oil, Gas & Consumable Fuels	7.9%
Insurance	7.0%
Pharmaceuticals	6.2%
Financial Services	4.8%
Health Care Providers & Services	4.6%
Communications Equipment	4.0%
Capital Markets	3.9%
Aerospace & Defense	3.5%
Semiconductors & Semiconductor Equipment	3.4%
Other IndustriesFootnote Reference#	42.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class Z is 0.92%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Annual Shareholder Report - December 31, 2025

NAR-DUSE-Z (12-25)

NVIT Bond Index Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Bond Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$41	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the Bloomberg U.S. Aggregate Bond Index, factors affecting the Index’s composition and performance also impact the Fund. Despite policy and geopolitical uncertainty in 2025, economic data and Federal Reserve communication supported expectations for gradual easing. The FOMC held rates at 4.25%–4.50% through midyear as growth moderated, inflation trended lower, and the labor market cooled modestly. Treasury yields declined as rate cuts were priced in, with 25bp cuts in September and December. The year ended with strong returns for bonds and equities amid resilient investor sentiment globally.

Top Contributors to Performance

  The top 2 sectors that contributed to performance are treasuries and corporates.

Top Detractors from Performance

  The 2 sectors that detracted from performance most are securitized and government related.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Bloomberg U.S. Aggregate Bond Index
Dec 15	$10,000	$10,000
Dec 16	$10,226	$10,265
Dec 17	$10,545	$10,628
Dec 18	$10,507	$10,629
Dec 19	$11,389	$11,556
Dec 20	$12,209	$12,424
Dec 21	$11,955	$12,233
Dec 22	$10,354	$10,641
Dec 23	$10,892	$11,230
Dec 24	$11,010	$11,370
Dec 25	$11,758	$12,200

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	6.80%	-0.75%	1.63%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Fund Information

Key Fund Statistics

Net Assets	$1,184,122,709
Number of Portfolio Holdings	4,834
Portfolio Turnover Rate	73.41%
Advisory Fees - net of reimbursement & waiver, if any	$3,929,175

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	45.1%
Mortgage-Backed Securities	24.0%
Corporate Bonds	23.8%
Repurchase Agreements	4.4%
Foreign Government Securities	1.5%
Commercial Mortgage-Backed Securities	1.4%
Supranational	1.3%
U.S. Government Agency Securities	0.6%
Other liabilities in excess of assets	-2.1%
Banks	4.0%
Electric Utilities	1.8%
Oil, Gas & Consumable Fuels	1.6%
Capital Markets	1.5%
Health Care Providers & Services	1.0%
Consumer Finance	0.8%
Pharmaceuticals	0.8%
Insurance	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Diversified Telecommunication Services	0.6%
Other IndustriesFootnote Reference#	86.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Bond Index Fund

Annual Shareholder Report - December 31, 2025

NAR-BDX-I (12-25)

NVIT Bond Index Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Bond Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$25	0.24%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the Bloomberg U.S. Aggregate Bond Index, factors affecting the Index’s composition and performance also impact the Fund. Despite policy and geopolitical uncertainty in 2025, economic data and Federal Reserve communication supported expectations for gradual easing. The FOMC held rates at 4.25%–4.50% through midyear as growth moderated, inflation trended lower, and the labor market cooled modestly. Treasury yields declined as rate cuts were priced in, with 25bp cuts in September and December. The year ended with strong returns for bonds and equities amid resilient investor sentiment globally.

Top Contributors to Performance

  The top 2 sectors that contributed to performance are treasuries and corporates.

Top Detractors from Performance

  The 2 sectors that detracted from performance most are securitized and government related.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index
Dec 15	$10,000	$10,000
Dec 16	$10,240	$10,265
Dec 17	$10,581	$10,628
Dec 18	$10,549	$10,629
Dec 19	$11,459	$11,556
Dec 20	$12,299	$12,424
Dec 21	$12,062	$12,233
Dec 22	$10,466	$10,641
Dec 23	$11,029	$11,230
Dec 24	$11,155	$11,370
Dec 25	$11,942	$12,200

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	7.06%	-0.59%	1.79%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Fund Information

Key Fund Statistics

Net Assets	$1,184,122,709
Number of Portfolio Holdings	4,834
Portfolio Turnover Rate	73.41%
Advisory Fees - net of reimbursement & waiver, if any	$3,929,175

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	45.1%
Mortgage-Backed Securities	24.0%
Corporate Bonds	23.8%
Repurchase Agreements	4.4%
Foreign Government Securities	1.5%
Commercial Mortgage-Backed Securities	1.4%
Supranational	1.3%
U.S. Government Agency Securities	0.6%
Other liabilities in excess of assets	-2.1%
Banks	4.0%
Electric Utilities	1.8%
Oil, Gas & Consumable Fuels	1.6%
Capital Markets	1.5%
Health Care Providers & Services	1.0%
Consumer Finance	0.8%
Pharmaceuticals	0.8%
Insurance	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Diversified Telecommunication Services	0.6%
Other IndustriesFootnote Reference#	86.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Bond Index Fund

Annual Shareholder Report - December 31, 2025

NAR-BDX-Y (12-25)

NVIT DoubleLine Total Return Tactical Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$58	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed the benchmark during the 2025 calendar year. This was a relatively favorable environment for short and intermediate U.S. fixed income assets as the Federal Reserve delivered three policy rate cuts totaling 75 basis points during the period. Credit spreads generally tightened despite a significant volatility episode in April when sweeping new tariff policy was announced by the White House. The portfolio handled the market volatility well and benefited from its diversified mix of government, agency, and credit holdings.

Top Contributors to Performance

  The top 3 contributors in order were Agency mortgage-backed securities (“MBS”), U.S. Treasuries, and Non-Agency MBS.

  The MBS enjoyed strong credit spread tightening during the year, and the U.S. Treasuries drove performance via actively managed duration and yield curve exposure

Top Detractors from Performance

  No sectors generated a negative return during the year, but the smallest contributors to performance were collateralized loan obligations, asset-backed securities, and bank loans.

  These sectors still generated strong gains but did not benefit as much as the broader market from duration-related price increases or credit spread tightening.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Bloomberg U.S. Aggregate Bond Index
Oct 17	$10,000	$10,000
Dec 17	$10,003	$10,006
Dec 18	$10,034	$10,007
Dec 19	$10,723	$10,880
Dec 20	$11,134	$11,697
Dec 21	$11,129	$11,517
Dec 22	$9,699	$10,018
Dec 23	$10,284	$10,572
Dec 24	$10,662	$10,704
Dec 25	$11,473	$11,486

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class I - (Inception 10/16/2017)	7.72%Footnote Reference*	0.60%	1.69%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.70%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$104,281,629
Number of Portfolio Holdings	569
Portfolio Turnover Rate	34.94%
Advisory Fees - net of reimbursement & waiver, if any	$376,595

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Collateralized Mortgage Obligations	20.9%
U.S. Treasury Obligations	20.3%
Mortgage-Backed Securities	15.8%
Corporate Bonds	12.2%
Asset-Backed Securities	12.1%
Commercial Mortgage-Backed Securities	7.7%
Short-Term Investment	6.2%
Investment Company	1.0%
Foreign Government Securities	0.5%
Other assets in excess of liabilities	3.3%
Banks	1.2%
Oil, Gas & Consumable Fuels	1.1%
Electric Utilities	0.9%
Ground Transportation	0.6%
Hotels, Restaurants & Leisure	0.6%
Other Industries	95.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT DoubleLine Total Return Tactical Fund

Annual Shareholder Report - December 31, 2025

NAR-TRT-I (12-25)

NVIT DoubleLine Total Return Tactical Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$102	0.98%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed the benchmark during the 2025 calendar year. This was a relatively favorable environment for short and intermediate U.S. fixed income assets as the Federal Reserve delivered three policy rate cuts totaling 75 basis points during the period. Credit spreads generally tightened despite a significant volatility episode in April when sweeping new tariff policy was announced by the White House. The portfolio handled the market volatility well and benefited from its diversified mix of government, agency, and credit holdings.

Top Contributors to Performance

  The top 3 contributors in order were Agency mortgage-backed securities (“MBS”), U.S. Treasuries, and Non-Agency MBS.

  The MBS enjoyed strong credit spread tightening during the year, and the U.S. Treasuries drove performance via actively managed duration and yield curve exposure

Top Detractors from Performance

  No sectors generated a negative return during the year, but the smallest contributors to performance were collateralized loan obligations, asset-backed securities, and bank loans.

  These sectors still generated strong gains but did not benefit as much as the broader market from duration-related price increases or credit spread tightening.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Bloomberg U.S. Aggregate Bond Index
Oct 17	$10,000	$10,000
Dec 17	$10,001	$10,006
Dec 18	$10,031	$10,007
Dec 19	$10,692	$10,880
Dec 20	$11,092	$11,697
Dec 21	$11,042	$11,517
Dec 22	$9,583	$10,018
Dec 23	$10,126	$10,572
Dec 24	$10,448	$10,704
Dec 25	$11,212	$11,486

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class II - (Inception 10/16/2017)	7.31%	0.22%	1.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.70%

Fund Information

Key Fund Statistics

Net Assets	$104,281,629
Number of Portfolio Holdings	569
Portfolio Turnover Rate	34.94%
Advisory Fees - net of reimbursement & waiver, if any	$376,595

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Collateralized Mortgage Obligations	20.9%
U.S. Treasury Obligations	20.3%
Mortgage-Backed Securities	15.8%
Corporate Bonds	12.2%
Asset-Backed Securities	12.1%
Commercial Mortgage-Backed Securities	7.7%
Short-Term Investment	6.2%
Investment Company	1.0%
Foreign Government Securities	0.5%
Other assets in excess of liabilities	3.3%
Banks	1.2%
Oil, Gas & Consumable Fuels	1.1%
Electric Utilities	0.9%
Ground Transportation	0.6%
Hotels, Restaurants & Leisure	0.6%
Other Industries	95.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT DoubleLine Total Return Tactical Fund

Annual Shareholder Report - December 31, 2025

NAR-TRT-II (12-25)

NVIT DoubleLine Total Return Tactical Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$60	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed the benchmark during the 2025 calendar year. This was a relatively favorable environment for short and intermediate U.S. fixed income assets as the Federal Reserve delivered three policy rate cuts totaling 75 basis points during the period. Credit spreads generally tightened despite a significant volatility episode in April when sweeping new tariff policy was announced by the White House. The portfolio handled the market volatility well and benefited from its diversified mix of government, agency, and credit holdings.

Top Contributors to Performance

  The top 3 contributors in order were Agency mortgage-backed securities (“MBS”), U.S. Treasuries, and Non-Agency MBS.

  The MBS enjoyed strong credit spread tightening during the year, and the U.S. Treasuries drove performance via actively managed duration and yield curve exposure

Top Detractors from Performance

  No sectors generated a negative return during the year, but the smallest contributors to performance were collateralized loan obligations, asset-backed securities, and bank loans.

  These sectors still generated strong gains but did not benefit as much as the broader market from duration-related price increases or credit spread tightening.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index
Oct 17	$10,000	$10,000
Dec 17	$10,009	$10,006
Dec 18	$10,061	$10,007
Dec 19	$10,770	$10,880
Dec 20	$11,211	$11,697
Dec 21	$11,211	$11,517
Dec 22	$9,772	$10,018
Dec 23	$10,363	$10,572
Dec 24	$10,739	$10,704
Dec 25	$11,565	$11,486

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 10/16/2017)	7.69%	0.62%	1.79%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.70%

Fund Information

Key Fund Statistics

Net Assets	$104,281,629
Number of Portfolio Holdings	569
Portfolio Turnover Rate	34.94%
Advisory Fees - net of reimbursement & waiver, if any	$376,595

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Collateralized Mortgage Obligations	20.9%
U.S. Treasury Obligations	20.3%
Mortgage-Backed Securities	15.8%
Corporate Bonds	12.2%
Asset-Backed Securities	12.1%
Commercial Mortgage-Backed Securities	7.7%
Short-Term Investment	6.2%
Investment Company	1.0%
Foreign Government Securities	0.5%
Other assets in excess of liabilities	3.3%
Banks	1.2%
Oil, Gas & Consumable Fuels	1.1%
Electric Utilities	0.9%
Ground Transportation	0.6%
Hotels, Restaurants & Leisure	0.6%
Other Industries	95.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT DoubleLine Total Return Tactical Fund

Annual Shareholder Report - December 31, 2025

NAR-TRT-Y (12-25)

NVIT Fidelity Institutional AM® Emerging Markets Fund

Class D

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") (formerly known as NVIT Emerging Markets Fund) for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class D	$168	1.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

For the year ending December 31, 2025, the Fund gained 40.1% and outperformed the benchmark. Since inception in March 2025, the portfolio gained 34.5%, outperforming the 28.6% return of the benchmark. This result was driven by strong security selection, though the Fund also faced some headwinds.

Turning to individual stocks, an overweight investment in Samsung Electronics (+134%), from the information technology sector, was the biggest contributor to relative performance. An overweight position in Impala Platinum Holdings (+244%), a security in the materials sector, contributed to relative performance. From the financials sector, overweight positions in China Life Insurance (+92%) and National Bank of Greece (+102%) helped the portfolio's relative performance. Lastly, an overweight position in Hansoh Pharmaceutical (+108%), within the health care sector, also helped the portfolio's relative performance. Conversely, in the information technology sector, not owning SK Hynix (+286%) was the biggest detractor from relative performance. Also in the information technology sector, an overweight position in Tata Consultancy Services (-24%) detracted from relative performance. An underweight position in Alibaba (+4%) and an overweight position in Eclat Textile (-18%), within the consumer discretionary sector, hurt the portfolio's relative performance. Lastly, an investment in Hiwin Technologies (-38%), from the industrials sector, also hurt.

Top Contributors to Performance

  The top sectors contributing to performance were financials, materials, and healthcare.

  The top countries contributing to performance were South Africa, India and Greece.

  The top individual investments contributing to performance were Robinhood Markets Inc., Taiwan Semiconductor Manufacturing Co., and Eli Lilly.

Top Detractors from Performance

  The top sectors detracting from performance were consumer discretionary, industrials and energy.

  The top countries detracting from performance were Taiwan, China and Mexico.

  The top individual investments detracting from performance were DraftKings Holdings, Apple Inc., and Meta Platforms.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class D	MSCI Emerging Markets® Index
Jul 16	$10,000	$10,000
Dec 16	$9,825	$9,926
Dec 17	$13,862	$13,626
Dec 18	$11,407	$11,640
Dec 19	$13,983	$13,784
Dec 20	$15,790	$16,308
Dec 21	$14,592	$15,893
Dec 22	$10,945	$12,700
Dec 23	$11,361	$13,949
Dec 24	$12,041	$14,995
Dec 25	$16,348	$20,029

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class D - (Inception 07/29/2016)	35.77%	0.70%	5.35%
MSCI Emerging Markets® Index	33.57%	4.20%	7.65%

Fund Information

Key Fund Statistics

Net Assets	$526,590,315
Number of Portfolio Holdings	58
Portfolio Turnover Rate	99.34%
Advisory Fees - net of reimbursement & waiver, if any	$1,545,604

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.7%
Other assets in excess of liabilities	0.3%
China	29.9%
Taiwan	14.9%
South Korea	11.9%
India	8.1%
Mexico	7.5%
South Africa	4.0%
Greece	3.6%
Brazil	3.1%
Hungary	2.9%
Saudi Arabia	2.5%
Other Countries	11.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective end of business February 28, 2025, the NVIT Emerging Markets Fund was renamed "NVIT Fidelity Institutional AM® Emerging Markets Fund".

2. Effective end of business February 28, 2025, the subadviser was changed from NS Partners Ltd. to FIAM LLC.

3. Effective July 1, 2025, the expense limitation rate changed from 1.20% to 0.97%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Fidelity Institutional AM® Emerging Markets Fund

Annual Shareholder Report - December 31, 2025

NAR-EM-D (12-25)

NVIT Fidelity Institutional AM® Emerging Markets Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") (formerly known as NVIT Emerging Markets Fund) for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$126	1.06%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

For the year ending December 31, 2025, the Fund gained 40.1% and outperformed the benchmark. Since inception in March 2025, the portfolio gained 34.5%, outperforming the 28.6% return of the benchmark. This result was driven by strong security selection, though the Fund also faced some headwinds.

Turning to individual stocks, an overweight investment in Samsung Electronics (+134%), from the information technology sector, was the biggest contributor to relative performance. An overweight position in Impala Platinum Holdings (+244%), a security in the materials sector, contributed to relative performance. From the financials sector, overweight positions in China Life Insurance (+92%) and National Bank of Greece (+102%) helped the portfolio's relative performance. Lastly, an overweight position in Hansoh Pharmaceutical (+108%), within the health care sector, also helped the portfolio's relative performance. Conversely, in the information technology sector, not owning SK Hynix (+286%) was the biggest detractor from relative performance. Also in the information technology sector, an overweight position in Tata Consultancy Services (-24%) detracted from relative performance. An underweight position in Alibaba (+4%) and an overweight position in Eclat Textile (-18%), within the consumer discretionary sector, hurt the portfolio's relative performance. Lastly, an investment in Hiwin Technologies (-38%), from the industrials sector, also hurt.

Top Contributors to Performance

  The top sectors contributing to performance were financials, materials, and healthcare.

  The top countries contributing to performance were South Africa, India and Greece.

  The top individual investments contributing to performance were Robinhood Markets Inc., Taiwan Semiconductor Manufacturing Co., and Eli Lilly.

Top Detractors from Performance

  The top sectors detracting from performance were consumer discretionary, industrials and energy.

  The top countries detracting from performance were Taiwan, China and Mexico.

  The top individual investments detracting from performance were DraftKings Holdings, Apple Inc., and Meta Platforms.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	MSCI Emerging Markets® Index
Dec 15	$10,000	$10,000
Dec 16	$10,772	$11,119
Dec 17	$15,242	$15,264
Dec 18	$12,587	$13,039
Dec 19	$15,476	$15,440
Dec 20	$17,534	$18,267
Dec 21	$16,258	$17,804
Dec 22	$12,235	$14,227
Dec 23	$12,744	$15,625
Dec 24	$13,545	$16,797
Dec 25	$18,441	$22,436

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	36.15%	1.01%	6.31%
MSCI Emerging Markets® Index	33.57%	4.20%	8.42%

Fund Information

Key Fund Statistics

Net Assets	$526,590,315
Number of Portfolio Holdings	58
Portfolio Turnover Rate	99.34%
Advisory Fees - net of reimbursement & waiver, if any	$1,545,604

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.7%
Other assets in excess of liabilities	0.3%
China	29.9%
Taiwan	14.9%
South Korea	11.9%
India	8.1%
Mexico	7.5%
South Africa	4.0%
Greece	3.6%
Brazil	3.1%
Hungary	2.9%
Saudi Arabia	2.5%
Other Countries	11.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective end of business February 28, 2025, the NVIT Emerging Markets Fund was renamed "NVIT Fidelity Institutional AM® Emerging Markets Fund".

2. Effective end of business February 28, 2025, the subadviser was changed from NS Partners Ltd. to FIAM LLC.

3. Effective July 1, 2025, the expense limitation rate changed from 1.20% to 0.97%.

4. On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class I is 1.13%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Fidelity Institutional AM® Emerging Markets Fund

Annual Shareholder Report - December 31, 2025

NAR-EM-I (12-25)

NVIT Fidelity Institutional AM® Emerging Markets Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") (formerly known as NVIT Emerging Markets Fund) for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$159	1.35%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

For the year ending December 31, 2025, the Fund gained 40.1% and outperformed the benchmark. Since inception in March 2025, the portfolio gained 34.5%, outperforming the 28.6% return of the benchmark. This result was driven by strong security selection, though the Fund also faced some headwinds.

Turning to individual stocks, an overweight investment in Samsung Electronics (+134%), from the information technology sector, was the biggest contributor to relative performance. An overweight position in Impala Platinum Holdings (+244%), a security in the materials sector, contributed to relative performance. From the financials sector, overweight positions in China Life Insurance (+92%) and National Bank of Greece (+102%) helped the portfolio's relative performance. Lastly, an overweight position in Hansoh Pharmaceutical (+108%), within the health care sector, also helped the portfolio's relative performance. Conversely, in the information technology sector, not owning SK Hynix (+286%) was the biggest detractor from relative performance. Also in the information technology sector, an overweight position in Tata Consultancy Services (-24%) detracted from relative performance. An underweight position in Alibaba (+4%) and an overweight position in Eclat Textile (-18%), within the consumer discretionary sector, hurt the portfolio's relative performance. Lastly, an investment in Hiwin Technologies (-38%), from the industrials sector, also hurt.

Top Contributors to Performance

  The top sectors contributing to performance were financials, materials, and healthcare.

  The top countries contributing to performance were South Africa, India and Greece.

  The top individual investments contributing to performance were Robinhood Markets Inc., Taiwan Semiconductor Manufacturing Co., and Eli Lilly.

Top Detractors from Performance

  The top sectors detracting from performance were consumer discretionary, industrials and energy.

  The top countries detracting from performance were Taiwan, China and Mexico.

  The top individual investments detracting from performance were DraftKings Holdings, Apple Inc., and Meta Platforms.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	MSCI Emerging Markets® Index
Dec 15	$10,000	$10,000
Dec 16	$10,748	$11,119
Dec 17	$15,178	$15,264
Dec 18	$12,498	$13,039
Dec 19	$15,331	$15,440
Dec 20	$17,324	$18,267
Dec 21	$16,023	$17,804
Dec 22	$12,030	$14,227
Dec 23	$12,495	$15,625
Dec 24	$13,244	$16,797
Dec 25	$17,983	$22,436

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	35.78%	0.75%	6.04%
MSCI Emerging Markets® Index	33.57%	4.20%	8.42%

Fund Information

Key Fund Statistics

Net Assets	$526,590,315
Number of Portfolio Holdings	58
Portfolio Turnover Rate	99.34%
Advisory Fees - net of reimbursement & waiver, if any	$1,545,604

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.7%
Other assets in excess of liabilities	0.3%
China	29.9%
Taiwan	14.9%
South Korea	11.9%
India	8.1%
Mexico	7.5%
South Africa	4.0%
Greece	3.6%
Brazil	3.1%
Hungary	2.9%
Saudi Arabia	2.5%
Other Countries	11.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective end of business February 28, 2025, the NVIT Emerging Markets Fund was renamed "NVIT Fidelity Institutional AM® Emerging Markets Fund".

2. Effective end of business February 28, 2025, the subadviser was changed from NS Partners Ltd. to FIAM LLC.

3. Effective July 1, 2025, the expense limitation rate changed from 1.20% to 0.97%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Fidelity Institutional AM® Emerging Markets Fund

Annual Shareholder Report - December 31, 2025

NAR-EM-II (12-25)

NVIT Fidelity Institutional AM® Emerging Markets Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") (formerly known as NVIT Emerging Markets Fund) for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$104	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

For the year ending December 31, 2025, the Fund gained 40.1% and outperformed the benchmark. Since inception in March 2025, the portfolio gained 34.5%, outperforming the 28.6% return of the benchmark. This result was driven by strong security selection, though the Fund also faced some headwinds.

Turning to individual stocks, an overweight investment in Samsung Electronics (+134%), from the information technology sector, was the biggest contributor to relative performance. An overweight position in Impala Platinum Holdings (+244%), a security in the materials sector, contributed to relative performance. From the financials sector, overweight positions in China Life Insurance (+92%) and National Bank of Greece (+102%) helped the portfolio's relative performance. Lastly, an overweight position in Hansoh Pharmaceutical (+108%), within the health care sector, also helped the portfolio's relative performance. Conversely, in the information technology sector, not owning SK Hynix (+286%) was the biggest detractor from relative performance. Also in the information technology sector, an overweight position in Tata Consultancy Services (-24%) detracted from relative performance. An underweight position in Alibaba (+4%) and an overweight position in Eclat Textile (-18%), within the consumer discretionary sector, hurt the portfolio's relative performance. Lastly, an investment in Hiwin Technologies (-38%), from the industrials sector, also hurt.

Top Contributors to Performance

  The top sectors contributing to performance were financials, materials, and healthcare.

  The top countries contributing to performance were South Africa, India and Greece.

  The top individual investments contributing to performance were Robinhood Markets Inc., Taiwan Semiconductor Manufacturing Co., and Eli Lilly.

Top Detractors from Performance

  The top sectors detracting from performance were consumer discretionary, industrials and energy.

  The top countries detracting from performance were Taiwan, China and Mexico.

  The top individual investments detracting from performance were DraftKings Holdings, Apple Inc., and Meta Platforms.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	MSCI Emerging Markets® Index
Dec 15	$10,000	$10,000
Dec 16	$10,794	$11,119
Dec 17	$15,295	$15,264
Dec 18	$12,642	$13,039
Dec 19	$15,580	$15,440
Dec 20	$17,664	$18,267
Dec 21	$16,401	$17,804
Dec 22	$12,367	$14,227
Dec 23	$12,902	$15,625
Dec 24	$13,726	$16,797
Dec 25	$18,718	$22,436

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	36.61%Footnote Reference*	1.17%	6.47%
MSCI Emerging Markets® Index	33.57%	4.20%	8.42%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$526,590,315
Number of Portfolio Holdings	58
Portfolio Turnover Rate	99.34%
Advisory Fees - net of reimbursement & waiver, if any	$1,545,604

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.7%
Other assets in excess of liabilities	0.3%
China	29.9%
Taiwan	14.9%
South Korea	11.9%
India	8.1%
Mexico	7.5%
South Africa	4.0%
Greece	3.6%
Brazil	3.1%
Hungary	2.9%
Saudi Arabia	2.5%
Other Countries	11.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective end of business February 28, 2025, the NVIT Emerging Markets Fund was renamed "NVIT Fidelity Institutional AM® Emerging Markets Fund".

2. Effective end of business February 28, 2025, the subadviser was changed from NS Partners Ltd. to FIAM LLC.

3. Effective July 1, 2025, the expense limitation rate changed from 1.20% to 0.97%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Fidelity Institutional AM® Emerging Markets Fund

Annual Shareholder Report - December 31, 2025

NAR-EM-Y (12-25)

NVIT Fidelity Institutional AM® Worldwide Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Worldwide Fund (the "Fund") for the period of April 28, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$61	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed the benchmark during the period since inception in April 2025. Security selection drove positive performance, primarily with selection within the Financials sector. Conversely, selection within Communication Services detracted from performance. Additionally, sector allocation was additive to performance. The underweight in the Consumer Staples and Health Care sectors contributed to relative performance, while the overweight in Consumer Discretionary detracted.

Top Contributors to Performance

  The top sectors that contributed to performance are Financials and Consumer Staples, and Health Care.

  The top countries that contributed to performance are Switzerland, Spain, and Taiwan.

  The top contributors included overweight positions in Robinhood Markets, Semiconductor Manufacturing, and Eli Lilly.

Top Detractors from Performance

  The top sectors that detracted from performance are Consumer Discretionary, Information Technology and Communication Services.

  The top countries that detracted from performance are Sweden, Denmark and China.

  The main individual detractors were DraftKings, Apple, and Meta Platforms.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	MSCI ACWI	MSCI World Index - Net Return
Apr 25	$10,000	$10,000	$10,000
Dec 25	$12,866	$12,234	$12,109

Average Annual Total Returns

Since inceptionFootnote Reference^
Class I - (Inception 04/25/2025)	28.66%
MSCI ACWI	24.92%
MSCI World Index - Net Return	24.27%
Footnote	Description
Footnote^	Not annualized.

Fund Information

Key Fund Statistics

Net Assets	$232,823,913
Number of Portfolio Holdings	161
Portfolio Turnover Rate	90.45%
Advisory Fees - net of reimbursement & waiver, if any	$68,458

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.6%
Repurchase Agreements	3.1%
Other liabilities in excess of assets	-2.7%
United States	64.1%
United Kingdom	4.9%
Japan	4.0%
Taiwan	3.6%
Switzerland	2.0%
Sweden	2.0%
Spain	1.9%
Canada	1.8%
China	1.7%
Italy	1.6%
Other CountriesFootnote Reference#	12.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective July 1, 2025, the expense limitation rate changed from 0.62% to 0.55%.

2. On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class I is 0.81%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Fidelity Institutional AM® Worldwide Fund

Annual Shareholder Report - December 31, 2025

NAR-WW-I (12-25)

NVIT Fidelity Institutional AM® Worldwide Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Worldwide Fund (the "Fund") for the period of April 28, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$82	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed the benchmark during the period since inception in April 2025. Security selection drove positive performance, primarily with selection within the Financials sector. Conversely, selection within Communication Services detracted from performance. Additionally, sector allocation was additive to performance. The underweight in the Consumer Staples and Health Care sectors contributed to relative performance, while the overweight in Consumer Discretionary detracted.

Top Contributors to Performance

  The top sectors that contributed to performance are Financials and Consumer Staples, and Health Care.

  The top countries that contributed to performance are Switzerland, Spain, and Taiwan.

  The top contributors included overweight positions in Robinhood Markets, Semiconductor Manufacturing, and Eli Lilly.

Top Detractors from Performance

  The top sectors that detracted from performance are Consumer Discretionary, Information Technology and Communication Services.

  The top countries that detracted from performance are Sweden, Denmark and China.

  The main individual detractors were DraftKings, Apple, and Meta Platforms.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	MSCI World Index - Net Return
Apr 25	$10,000	$10,000	$10,000
Dec 25	$12,849	$12,234	$12,109

Average Annual Total Returns

Since inceptionFootnote Reference^
Class II - (Inception 04/25/2025)	28.49%
MSCI ACWI	24.92%
MSCI World Index - Net Return	24.27%
Footnote	Description
Footnote^	Not annualized.

Fund Information

Key Fund Statistics

Net Assets	$232,823,913
Number of Portfolio Holdings	161
Portfolio Turnover Rate	90.45%
Advisory Fees - net of reimbursement & waiver, if any	$68,458

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.6%
Repurchase Agreements	3.1%
Other liabilities in excess of assets	-2.7%
United States	64.1%
United Kingdom	4.9%
Japan	4.0%
Taiwan	3.6%
Switzerland	2.0%
Sweden	2.0%
Spain	1.9%
Canada	1.8%
China	1.7%
Italy	1.6%
Other CountriesFootnote Reference#	12.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective July 1, 2025, the expense limitation rate changed from 0.62% to 0.55%.

2. On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class II is 1.06%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Fidelity Institutional AM® Worldwide Fund

Annual Shareholder Report - December 31, 2025

NAR-WW-II (12-25)

NVIT Government Bond Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$72	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Fixed income markets enjoyed strong performance in 2025 due to a combination of lower short and intermediate Treasury yields and tighter credit spreads. 30-year Treasury yields, on the other hand, moved slightly higher, resulting in a significant steepening of the yield curve. We expect this steepening trend to continue as the Fed continues to reduce short-term rates in 2026. Agency mortgage-backed securities (“MBS”) had a stellar year, significantly outperforming Treasuries. Agency collateralized mortgage-backed securities (“CMBS”), Non-Agency MBS, Agency Debt and asset-backed securities (“ABS”) also outperformed on the year.

Top Contributors to Performance

  Overweight Agency MBS contributed to the performance .

  Overweight Agency CMBS contributed to the performance.

  Overweight Non-Agency MBS contributed to the performance.

Top Detractors from Performance

  Underweight Treasuries detracted from performance.

  Allocation to longer-dated Treasuries as the curve steepened detracted from performance.

  Cash allocation detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Mortgage Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,074	$10,265	$10,131
Dec 17	$10,284	$10,628	$10,371
Dec 18	$10,279	$10,629	$10,468
Dec 19	$10,924	$11,556	$11,162
Dec 20	$11,588	$12,424	$11,871
Dec 21	$11,347	$12,233	$11,661
Dec 22	$9,923	$10,641	$10,248
Dec 23	$10,389	$11,230	$10,704
Dec 24	$10,496	$11,370	$10,793
Dec 25	$11,231	$12,200	$11,558

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	7.00%	-0.62%	1.17%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Mortgage Index	7.09%	-0.53%	1.46%

Fund Information

Key Fund Statistics

Net Assets	$270,342,748
Number of Portfolio Holdings	119
Portfolio Turnover Rate	39.79%
Advisory Fees - net of reimbursement & waiver, if any	$1,308,653

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Mortgage-Backed Security	58.9%
U.S. Government Agency Security	12.7%
U.S. Treasury Obligation	12.3%
Collateralized Mortgage Obligation	6.3%
Asset-Backed Security	4.4%
Commercial Mortgage-Backed Security	3.7%
Other assets in excess of liabilities	1.7%
Tennessee Valley Authority, 4.88%, 5/15/2035	5.1%
Resolution Funding Corp., 1/15/2030	4.8%
FNMA UMBS, 2.00%, 4/1/2052	3.5%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.7%
FNMA UMBS, 3.00%, 12/1/2047	2.5%
FNMA, 4.04%, 10/1/2030	2.3%
Tennessee Valley Authority, 4.38%, 8/1/2034	2.2%
FNMA, 2.50%, 9/25/2042	2.1%
FHLMC UMBS, 3.50%, 12/1/2052	2.0%
FNMA UMBS, 6.00%, 8/1/2054	2.0%
Other Holdings	70.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

The written contract waiving the investment advisory fees for the Fund ended on April 1, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Bond Fund

Annual Shareholder Report - December 31, 2025

NAR-GB-I (12-25)

NVIT Government Bond Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$98	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Fixed income markets enjoyed strong performance in 2025 due to a combination of lower short and intermediate Treasury yields and tighter credit spreads. 30-year Treasury yields, on the other hand, moved slightly higher, resulting in a significant steepening of the yield curve. We expect this steepening trend to continue as the Fed continues to reduce short-term rates in 2026. Agency mortgage-backed securities (“MBS”) had a stellar year, significantly outperforming Treasuries. Agency collateralized mortgage-backed securities (“CMBS”), Non-Agency MBS, Agency Debt and asset-backed securities (“ABS”) also outperformed on the year.

Top Contributors to Performance

  Overweight Agency MBS contributed to the performance .

  Overweight Agency CMBS contributed to the performance.

  Overweight Non-Agency MBS contributed to the performance.

Top Detractors from Performance

  Underweight Treasuries detracted from performance.

  Allocation to longer-dated Treasuries as the curve steepened detracted from performance.

  Cash allocation detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Mortgage Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,048	$10,265	$10,131
Dec 17	$10,232	$10,628	$10,371
Dec 18	$10,206	$10,629	$10,468
Dec 19	$10,819	$11,556	$11,162
Dec 20	$11,446	$12,424	$11,871
Dec 21	$11,176	$12,233	$11,661
Dec 22	$9,752	$10,641	$10,248
Dec 23	$10,185	$11,230	$10,704
Dec 24	$10,267	$11,370	$10,793
Dec 25	$10,965	$12,200	$11,558

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	6.80%	-0.85%	0.93%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Mortgage Index	7.09%	-0.53%	1.46%

Fund Information

Key Fund Statistics

Net Assets	$270,342,748
Number of Portfolio Holdings	119
Portfolio Turnover Rate	39.79%
Advisory Fees - net of reimbursement & waiver, if any	$1,308,653

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Mortgage-Backed Security	58.9%
U.S. Government Agency Security	12.7%
U.S. Treasury Obligation	12.3%
Collateralized Mortgage Obligation	6.3%
Asset-Backed Security	4.4%
Commercial Mortgage-Backed Security	3.7%
Other assets in excess of liabilities	1.7%
Tennessee Valley Authority, 4.88%, 5/15/2035	5.1%
Resolution Funding Corp., 1/15/2030	4.8%
FNMA UMBS, 2.00%, 4/1/2052	3.5%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.7%
FNMA UMBS, 3.00%, 12/1/2047	2.5%
FNMA, 4.04%, 10/1/2030	2.3%
Tennessee Valley Authority, 4.38%, 8/1/2034	2.2%
FNMA, 2.50%, 9/25/2042	2.1%
FHLMC UMBS, 3.50%, 12/1/2052	2.0%
FNMA UMBS, 6.00%, 8/1/2054	2.0%
Other Holdings	70.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

The written contract waiving the investment advisory fees for the Fund ended on April 1, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Bond Fund

Annual Shareholder Report - December 31, 2025

NAR-GB-II (12-25)

NVIT Government Bond Fund

Class IV

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$72	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Fixed income markets enjoyed strong performance in 2025 due to a combination of lower short and intermediate Treasury yields and tighter credit spreads. 30-year Treasury yields, on the other hand, moved slightly higher, resulting in a significant steepening of the yield curve. We expect this steepening trend to continue as the Fed continues to reduce short-term rates in 2026. Agency mortgage-backed securities (“MBS”) had a stellar year, significantly outperforming Treasuries. Agency collateralized mortgage-backed securities (“CMBS”), Non-Agency MBS, Agency Debt and asset-backed securities (“ABS”) also outperformed on the year.

Top Contributors to Performance

  Overweight Agency MBS contributed to the performance .

  Overweight Agency CMBS contributed to the performance.

  Overweight Non-Agency MBS contributed to the performance.

Top Detractors from Performance

  Underweight Treasuries detracted from performance.

  Allocation to longer-dated Treasuries as the curve steepened detracted from performance.

  Cash allocation detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class IV	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Mortgage Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,074	$10,265	$10,131
Dec 17	$10,284	$10,628	$10,371
Dec 18	$10,288	$10,629	$10,468
Dec 19	$10,924	$11,556	$11,162
Dec 20	$11,589	$12,424	$11,871
Dec 21	$11,348	$12,233	$11,661
Dec 22	$9,923	$10,641	$10,248
Dec 23	$10,390	$11,230	$10,704
Dec 24	$10,497	$11,370	$10,793
Dec 25	$11,245	$12,200	$11,558

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	7.13%	-0.60%	1.18%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Mortgage Index	7.09%	-0.53%	1.46%

Fund Information

Key Fund Statistics

Net Assets	$270,342,748
Number of Portfolio Holdings	119
Portfolio Turnover Rate	39.79%
Advisory Fees - net of reimbursement & waiver, if any	$1,308,653

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Mortgage-Backed Security	58.9%
U.S. Government Agency Security	12.7%
U.S. Treasury Obligation	12.3%
Collateralized Mortgage Obligation	6.3%
Asset-Backed Security	4.4%
Commercial Mortgage-Backed Security	3.7%
Other assets in excess of liabilities	1.7%
Tennessee Valley Authority, 4.88%, 5/15/2035	5.1%
Resolution Funding Corp., 1/15/2030	4.8%
FNMA UMBS, 2.00%, 4/1/2052	3.5%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.7%
FNMA UMBS, 3.00%, 12/1/2047	2.5%
FNMA, 4.04%, 10/1/2030	2.3%
Tennessee Valley Authority, 4.38%, 8/1/2034	2.2%
FNMA, 2.50%, 9/25/2042	2.1%
FHLMC UMBS, 3.50%, 12/1/2052	2.0%
FNMA UMBS, 6.00%, 8/1/2054	2.0%
Other Holdings	70.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

The written contract waiving the investment advisory fees for the Fund ended on April 1, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Bond Fund

Annual Shareholder Report - December 31, 2025

NAR-GB-IV (12-25)

NVIT Government Bond Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$57	0.55%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Fixed income markets enjoyed strong performance in 2025 due to a combination of lower short and intermediate Treasury yields and tighter credit spreads. 30-year Treasury yields, on the other hand, moved slightly higher, resulting in a significant steepening of the yield curve. We expect this steepening trend to continue as the Fed continues to reduce short-term rates in 2026. Agency mortgage-backed securities (“MBS”) had a stellar year, significantly outperforming Treasuries. Agency collateralized mortgage-backed securities (“CMBS”), Non-Agency MBS, Agency Debt and asset-backed securities (“ABS”) also outperformed on the year.

Top Contributors to Performance

  Overweight Agency MBS contributed to the performance .

  Overweight Agency CMBS contributed to the performance.

  Overweight Non-Agency MBS contributed to the performance.

Top Detractors from Performance

  Underweight Treasuries detracted from performance.

  Allocation to longer-dated Treasuries as the curve steepened detracted from performance.

  Cash allocation detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Mortgage Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,091	$10,265	$10,131
Dec 17	$10,307	$10,628	$10,371
Dec 18	$10,327	$10,629	$10,468
Dec 19	$10,992	$11,556	$11,162
Dec 20	$11,668	$12,424	$11,871
Dec 21	$11,443	$12,233	$11,661
Dec 22	$10,022	$10,641	$10,248
Dec 23	$10,509	$11,230	$10,704
Dec 24	$10,634	$11,370	$10,793
Dec 25	$11,398	$12,200	$11,558

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	7.30%Footnote Reference*	-0.47%	1.32%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Mortgage Index	7.09%	-0.53%	1.46%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$270,342,748
Number of Portfolio Holdings	119
Portfolio Turnover Rate	39.79%
Advisory Fees - net of reimbursement & waiver, if any	$1,308,653

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Mortgage-Backed Security	58.9%
U.S. Government Agency Security	12.7%
U.S. Treasury Obligation	12.3%
Collateralized Mortgage Obligation	6.3%
Asset-Backed Security	4.4%
Commercial Mortgage-Backed Security	3.7%
Other assets in excess of liabilities	1.7%
Tennessee Valley Authority, 4.88%, 5/15/2035	5.1%
Resolution Funding Corp., 1/15/2030	4.8%
FNMA UMBS, 2.00%, 4/1/2052	3.5%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.7%
FNMA UMBS, 3.00%, 12/1/2047	2.5%
FNMA, 4.04%, 10/1/2030	2.3%
Tennessee Valley Authority, 4.38%, 8/1/2034	2.2%
FNMA, 2.50%, 9/25/2042	2.1%
FHLMC UMBS, 3.50%, 12/1/2052	2.0%
FNMA UMBS, 6.00%, 8/1/2054	2.0%
Other Holdings	70.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

The written contract waiving the investment advisory fees for the Fund ended on April 1, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Bond Fund

Annual Shareholder Report - December 31, 2025

NAR-GB-Y (12-25)

NVIT Government Money Market Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$45	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	iMoneyNet Money Fund Average™ Government All
Dec 15	$10,000	$10,000
Dec 16	$10,001	$10,008
Dec 17	$10,043	$10,055
Dec 18	$10,183	$10,197
Dec 19	$10,364	$10,379
Dec 20	$10,389	$10,408
Dec 21	$10,389	$10,410
Dec 22	$10,524	$10,549
Dec 23	$11,023	$11,051
Dec 24	$11,562	$11,595
Dec 25	$12,014	$12,054

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	3.91%	2.95%	1.85%
iMoneyNet Money Fund Average™ Government All	3.96%	2.98%	1.89%

Fund Information

Key Fund Statistics

Net Assets	$3,474,862,885
Number of Portfolio Holdings	120
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$8,481,612

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Repurchase Agreements	44.2%
U.S. Treasury Obligations	41.3%
U.S. Government Agency Securities	15.5%
Other liabilities in excess of assets	-1.0%
U.S. Treasury Bills, 4.07%, 1/22/2026	2.4%
U.S. Treasury Notes, 3.75%, 4/30/2026	2.0%
U.S. Treasury Notes, 3.70%, 1/31/2027	1.9%
U.S. Treasury Bills, 3.76%, 2/17/2026	1.8%
U.S. Treasury Bills, 3.96%, 1/2/2026	1.7%
U.S. Treasury Bills, 3.70%, 6/4/2026	1.5%
U.S. Treasury Bills, 4.13%, 2/19/2026	1.5%
U.S. Treasury Notes, 3.78%, 7/31/2026	1.3%
U.S. Treasury Notes, 3.81%, 10/31/2026	1.2%
U.S. Treasury Bills, 3.87%, 1/20/2026	1.2%
Other HoldingsFootnote Reference#	83.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Annual Shareholder Report - December 31, 2025

NAR-MMKT-I (12-25)

NVIT Government Money Market Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$70	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	iMoneyNet Money Fund Average™ Government All
Dec 15	$10,000	$10,000
Dec 16	$10,000	$10,008
Dec 17	$10,022	$10,055
Dec 18	$10,136	$10,197
Dec 19	$10,291	$10,379
Dec 20	$10,309	$10,408
Dec 21	$10,309	$10,410
Dec 22	$10,426	$10,549
Dec 23	$10,894	$11,051
Dec 24	$11,397	$11,595
Dec 25	$11,813	$12,054

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	3.65%	2.76%	1.68%
iMoneyNet Money Fund Average™ Government All	3.96%	2.98%	1.89%

Fund Information

Key Fund Statistics

Net Assets	$3,474,862,885
Number of Portfolio Holdings	120
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$8,481,612

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Repurchase Agreements	44.2%
U.S. Treasury Obligations	41.3%
U.S. Government Agency Securities	15.5%
Other liabilities in excess of assets	-1.0%
U.S. Treasury Bills, 4.07%, 1/22/2026	2.4%
U.S. Treasury Notes, 3.75%, 4/30/2026	2.0%
U.S. Treasury Notes, 3.70%, 1/31/2027	1.9%
U.S. Treasury Bills, 3.76%, 2/17/2026	1.8%
U.S. Treasury Bills, 3.96%, 1/2/2026	1.7%
U.S. Treasury Bills, 3.70%, 6/4/2026	1.5%
U.S. Treasury Bills, 4.13%, 2/19/2026	1.5%
U.S. Treasury Notes, 3.78%, 7/31/2026	1.3%
U.S. Treasury Notes, 3.81%, 10/31/2026	1.2%
U.S. Treasury Bills, 3.87%, 1/20/2026	1.2%
Other HoldingsFootnote Reference#	83.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Annual Shareholder Report - December 31, 2025

NAR-MMKT-II (12-25)

NVIT Government Money Market Fund

Class IV

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$45	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class IV	iMoneyNet Money Fund Average™ Government All
Dec 15	$10,000	$10,000
Dec 16	$10,001	$10,008
Dec 17	$10,043	$10,055
Dec 18	$10,183	$10,197
Dec 19	$10,364	$10,379
Dec 20	$10,389	$10,408
Dec 21	$10,389	$10,410
Dec 22	$10,524	$10,549
Dec 23	$11,023	$11,051
Dec 24	$11,562	$11,595
Dec 25	$12,014	$12,054

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	3.91%	2.95%	1.85%
iMoneyNet Money Fund Average™ Government All	3.96%	2.98%	1.89%

Fund Information

Key Fund Statistics

Net Assets	$3,474,862,885
Number of Portfolio Holdings	120
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$8,481,612

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Repurchase Agreements	44.2%
U.S. Treasury Obligations	41.3%
U.S. Government Agency Securities	15.5%
Other liabilities in excess of assets	-1.0%
U.S. Treasury Bills, 4.07%, 1/22/2026	2.4%
U.S. Treasury Notes, 3.75%, 4/30/2026	2.0%
U.S. Treasury Notes, 3.70%, 1/31/2027	1.9%
U.S. Treasury Bills, 3.76%, 2/17/2026	1.8%
U.S. Treasury Bills, 3.96%, 1/2/2026	1.7%
U.S. Treasury Bills, 3.70%, 6/4/2026	1.5%
U.S. Treasury Bills, 4.13%, 2/19/2026	1.5%
U.S. Treasury Notes, 3.78%, 7/31/2026	1.3%
U.S. Treasury Notes, 3.81%, 10/31/2026	1.2%
U.S. Treasury Bills, 3.87%, 1/20/2026	1.2%
Other HoldingsFootnote Reference#	83.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Annual Shareholder Report - December 31, 2025

NAR-MMKT-IV (12-25)

NVIT Government Money Market Fund

Class V

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class V	$40	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class V	iMoneyNet Money Fund Average™ Government All
Dec 15	$10,000	$10,000
Dec 16	$10,003	$10,008
Dec 17	$10,050	$10,055
Dec 18	$10,195	$10,197
Dec 19	$10,382	$10,379
Dec 20	$10,409	$10,408
Dec 21	$10,409	$10,410
Dec 22	$10,547	$10,549
Dec 23	$11,053	$11,051
Dec 24	$11,599	$11,595
Dec 25	$12,059	$12,054

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class V	3.96%	2.99%	1.89%
iMoneyNet Money Fund Average™ Government All	3.96%	2.98%	1.89%

Fund Information

Key Fund Statistics

Net Assets	$3,474,862,885
Number of Portfolio Holdings	120
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$8,481,612

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Repurchase Agreements	44.2%
U.S. Treasury Obligations	41.3%
U.S. Government Agency Securities	15.5%
Other liabilities in excess of assets	-1.0%
U.S. Treasury Bills, 4.07%, 1/22/2026	2.4%
U.S. Treasury Notes, 3.75%, 4/30/2026	2.0%
U.S. Treasury Notes, 3.70%, 1/31/2027	1.9%
U.S. Treasury Bills, 3.76%, 2/17/2026	1.8%
U.S. Treasury Bills, 3.96%, 1/2/2026	1.7%
U.S. Treasury Bills, 3.70%, 6/4/2026	1.5%
U.S. Treasury Bills, 4.13%, 2/19/2026	1.5%
U.S. Treasury Notes, 3.78%, 7/31/2026	1.3%
U.S. Treasury Notes, 3.81%, 10/31/2026	1.2%
U.S. Treasury Bills, 3.87%, 1/20/2026	1.2%
Other HoldingsFootnote Reference#	83.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Annual Shareholder Report - December 31, 2025

NAR-MMKT-V (12-25)

NVIT Government Money Market Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$30	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	iMoneyNet Money Fund Average™ Government All
Sep 18	$10,000	$10,000
Dec 18	$10,049	$10,047
Dec 19	$10,243	$10,227
Dec 20	$10,273	$10,255
Dec 21	$10,273	$10,257
Dec 22	$10,417	$10,394
Dec 23	$10,928	$10,889
Dec 24	$11,479	$11,424
Dec 25	$11,946	$11,877

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 09/28/2018)	4.07%	3.06%	2.48%
iMoneyNet Money Fund Average™ Government All	3.96%	2.98%	2.39%

Fund Information

Key Fund Statistics

Net Assets	$3,474,862,885
Number of Portfolio Holdings	120
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$8,481,612

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Repurchase Agreements	44.2%
U.S. Treasury Obligations	41.3%
U.S. Government Agency Securities	15.5%
Other liabilities in excess of assets	-1.0%
U.S. Treasury Bills, 4.07%, 1/22/2026	2.4%
U.S. Treasury Notes, 3.75%, 4/30/2026	2.0%
U.S. Treasury Notes, 3.70%, 1/31/2027	1.9%
U.S. Treasury Bills, 3.76%, 2/17/2026	1.8%
U.S. Treasury Bills, 3.96%, 1/2/2026	1.7%
U.S. Treasury Bills, 3.70%, 6/4/2026	1.5%
U.S. Treasury Bills, 4.13%, 2/19/2026	1.5%
U.S. Treasury Notes, 3.78%, 7/31/2026	1.3%
U.S. Treasury Notes, 3.81%, 10/31/2026	1.2%
U.S. Treasury Bills, 3.87%, 1/20/2026	1.2%
Other HoldingsFootnote Reference#	83.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class Y is 0.36%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Annual Shareholder Report - December 31, 2025

NAR-MMKT-Y (12-25)

NVIT GQG US Quality Equity Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT GQG US Quality Equity Fund (the "Fund") (formerly known as NVIT Calvert Equity Fund) for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$79	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The S&P 500® Index experienced strong performance over the period, with nine of the eleven sectors exhibiting positive returns. The robust performance was largely driven during the latter half of the period, following “Liberation Day.” The main driver of market performance has been investor optimism related to the artificial intelligence (AI) trade, including the acceleration of AI-related capital expenditures by cloud service providers as they construct data centers to meet expected demand from developers of large language models. During the period after GQG became Sub-advisor, the fund was underweight to the AI trade and overweight to areas like Insurance and Utilities.

Top Contributors to Performance

  By sector, the portfolio was helped on a relative basis by an underweight to Industrials, an overweight to Communication Services for a portion of the period, and an underweight to Real Estate.

  By company, top absolute contributors to total return were Johnson & Johnson (Health Care sector), American Electric Power Company, Inc. (Utilities sector) and Novartis AG (Health Care sector).

Top Detractors from Performance

  By sector, the portfolio's relative performance was negatively impacted by stock selection in Communication Services, an overweight to Consumer Staples, and stock selection in Health Care.

  By company, top absolute detractors to total return were Philip Morris International Inc. (Consumer Staples sector), UnitedHealth Group Incorporated (Health Care sector), and AT&T Inc. (Communication Services sector).

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Russell 1000® Index	S&P 500® Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$11,011	$11,200	$11,196
Dec 17	$13,061	$13,630	$13,640
Dec 18	$12,305	$12,980	$13,043
Dec 19	$15,505	$17,041	$17,150
Dec 20	$17,577	$20,584	$20,305
Dec 21	$22,289	$26,006	$26,135
Dec 22	$17,181	$21,032	$21,402
Dec 23	$20,719	$26,611	$27,029
Dec 24	$22,508	$33,133	$30,569
Dec 25	$22,989	$38,889	$36,035

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	2.14%	5.52%	8.68%
Russell 1000® Index	17.37%	13.59%	14.59%
S&P 500® Index	17.88%	14.42%	14.82%

Fund Information

Key Fund Statistics

Net Assets	$91,848,713
Number of Portfolio Holdings	32
Portfolio Turnover Rate	140.61%
Advisory Fees - net of reimbursement & waiver, if any	$573,052

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.4%
Repurchase Agreement	5.5%
Other liabilities in excess of assets	-4.9%
Insurance	17.9%
Electric Utilities	15.3%
Tobacco	12.3%
Diversified Telecommunication Services	9.1%
Pharmaceuticals	7.9%
Oil, Gas & Consumable Fuels	7.6%
Health Care Providers & Services	4.8%
Beverages	4.3%
Financial Services	2.9%
Water Utilities	2.7%
Other IndustriesFootnote Reference#	15.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective end of business June 18, 2025, the NVIT Calvert Equity Fund was renamed "NVIT GQG US Quality Equity Fund".

2. Effective end of business June 17, 2025, the subadviser was changed from Atlanta Capital Management Company, LLC to GQG Partners LLC.

3. On June 18, 2025, the shareholders approved a change in the classification of the Fund from diversified to non-diversified as defined in the 1940 Act.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GQG US Quality Equity Fund

Annual Shareholder Report - December 31, 2025

NAR-QE-I (12-25)

NVIT GQG US Quality Equity Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT GQG US Quality Equity Fund (the "Fund") (formerly known as NVIT Calvert Equity Fund) for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$88	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The S&P 500® Index experienced strong performance over the period, with nine of the eleven sectors exhibiting positive returns. The robust performance was largely driven during the latter half of the period, following “Liberation Day.” The main driver of market performance has been investor optimism related to the artificial intelligence (AI) trade, including the acceleration of AI-related capital expenditures by cloud service providers as they construct data centers to meet expected demand from developers of large language models. During the period after GQG became Sub-advisor, the fund was underweight to the AI trade and overweight to areas like Insurance and Utilities.

Top Contributors to Performance

  By sector, the portfolio was helped on a relative basis by an underweight to Industrials, an overweight to Communication Services for a portion of the period, and an underweight to Real Estate.

  By company, top absolute contributors to total return were Johnson & Johnson (Health Care sector), American Electric Power Company, Inc. (Utilities sector) and Novartis AG (Health Care sector).

Top Detractors from Performance

  By sector, the portfolio's relative performance was negatively impacted by stock selection in Communication Services, an overweight to Consumer Staples, and stock selection in Health Care.

  By company, top absolute detractors to total return were Philip Morris International Inc. (Consumer Staples sector), UnitedHealth Group Incorporated (Health Care sector), and AT&T Inc. (Communication Services sector).

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Russell 1000® Index	S&P 500® Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$11,011	$11,200	$11,196
Dec 17	$13,033	$13,630	$13,640
Dec 18	$12,267	$12,980	$13,043
Dec 19	$15,462	$17,041	$17,150
Dec 20	$17,525	$20,584	$20,305
Dec 21	$22,213	$26,006	$26,135
Dec 22	$17,115	$21,032	$21,402
Dec 23	$20,655	$26,611	$27,029
Dec 24	$22,405	$33,133	$30,569
Dec 25	$22,862	$38,889	$36,035

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	2.04%	5.46%	8.62%
Russell 1000® Index	17.37%	13.59%	14.59%
S&P 500® Index	17.88%	14.42%	14.82%

Fund Information

Key Fund Statistics

Net Assets	$91,848,713
Number of Portfolio Holdings	32
Portfolio Turnover Rate	140.61%
Advisory Fees - net of reimbursement & waiver, if any	$573,052

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.4%
Repurchase Agreement	5.5%
Other liabilities in excess of assets	-4.9%
Insurance	17.9%
Electric Utilities	15.3%
Tobacco	12.3%
Diversified Telecommunication Services	9.1%
Pharmaceuticals	7.9%
Oil, Gas & Consumable Fuels	7.6%
Health Care Providers & Services	4.8%
Beverages	4.3%
Financial Services	2.9%
Water Utilities	2.7%
Other IndustriesFootnote Reference#	15.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective end of business June 18, 2025, the NVIT Calvert Equity Fund was renamed "NVIT GQG US Quality Equity Fund".

2. Effective end of business June 17, 2025, the subadviser was changed from Atlanta Capital Management Company, LLC to GQG Partners LLC.

3. On June 18, 2025, the shareholders approved a change in the classification of the Fund from diversified to non-diversified as defined in the 1940 Act.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GQG US Quality Equity Fund

Annual Shareholder Report - December 31, 2025

NAR-QE-II (12-25)

NVIT GS Emerging Markets Equity Insights Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT GS Emerging Markets Equity Insights Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$117	1.00%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The MSCI Emerging Markets® Index gained 33.57% in the calendar year 2025. Among countries, on a relative basis, stocks in Korea and China contributed most positively to benchmark returns, primarily driven by gains from Information Technology and Communication Services sectors. On the flip side, stocks in Indonesia and Saudi Arabia contributed most negatively to benchmark returns, primarily driven by challenged performance in Utilities and Consumer Staples sectors. In terms of size factor, large caps outperformed small caps significantly, while in terms of style factors, Value remained flat with respect to Growth.

Top Contributors to Performance

  Sector allocation to Industrials, Consumer Staples and Materials contributed the most to relative performance.

  An overweight position in Zijin Mining Group Co Ltd. helped performance, particularly due to contributions from our Themes and Trends pillar.

  An overweight position in Charoen Pokphand Foods PCL helped performance, particularly due to contributions from our High-Quality Business Models pillar.

  An underweight position in BYD Co. Ltd. helped performance, particularly due to contributions from our Themes and Trends pillar.

Top Detractors from Performance

  Sector allocation to Healthcare, Financials and Information Technology detracted the most from relative performance

  An overweight position in Asustek Computer Inc. detracted from performance, particularly due to challenges from our Themes and Trends pillar.

  An overweight position in HCL Technologies Ltd. detracted from performance, particularly due to challenges from our Themes and Trends pillar.

  An underweight position in Delta Electronics Inc. detracted from performance, particularly due to challenges from our Themes and Trends pillar.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	MSCI Emerging Markets® Index
Jul 20	$10,000	$10,000
Dec 20	$12,540	$12,193
Dec 21	$12,582	$11,883
Dec 22	$10,209	$9,496
Dec 23	$11,580	$10,429
Dec 24	$12,713	$11,212
Dec 25	$16,944	$14,975

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 07/16/2020)	33.28%	6.20%	10.14%
MSCI Emerging Markets® Index	33.57%	4.20%	7.67%

Fund Information

Key Fund Statistics

Net Assets	$401,787,023
Number of Portfolio Holdings	305
Portfolio Turnover Rate	150.11%
Advisory Fees - net of reimbursement & waiver, if any	$4,972,199

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	99.3%
Repurchase Agreements	0.8%
Other liabilities in excess of assets	-0.1%
China	26.6%
Taiwan	20.3%
India	15.3%
South Korea	14.2%
Brazil	4.2%
Saudi Arabia	3.4%
South Africa	3.1%
Mexico	1.9%
Thailand	1.6%
United Arab Emirates	1.4%
Other CountriesFootnote Reference#	8.0%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GS Emerging Markets Equity Insights Fund

Annual Shareholder Report - December 31, 2025

NAR-EMEI-Y (12-25)

NVIT GS International Equity Insights Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT GS International Equity Insights Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$99	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The MSCI EAFE® Index gained 31.22% in the calendar year 2025. Among countries, on a relative basis, stocks in Japan and the UK contributed most positively to benchmark returns, primarily driven by gains from Financials and Industrials sectors. On the flip side, stocks in Denmark contributed most negatively to benchmark returns, primarily driven by challenged performance in Health Care and Consumer Discretionary sectors. In terms of size factor, large caps remained relatively flat with respect to small caps, during the period under consideration, while in terms of style factors, Value outperformed Growth significantly.

Top Contributors to Performance

  Sector allocation to Consumer Discretionary, Information Technology and Industrials contributed the most to relative performance.

  Anoverweight position in Sumitomo Electric Industries Ltd. helped performance, particularly due to contributions from our Themes and Trends pillar.

  An overweight position in E.ON SE helped performance, particularly due to contributions from our Sentiment Analysis pillar.

  An overweight position in Yamaichi Electronics Co. Ltd. helped performance, particularly due to contributions from our Fundamental Mispricings pillar.

Top Detractors from Performance

  Real Estate, Communication Services and Utilities provided the lowest contribution to excess returns.

  An underweight position in Banco Santander SA detracted from performance, particularly due to challenges from our High-Quality Business Models pillar.

  An overweight position in Henkel AG & Co. KGaA detracted from performance, particularly due to challenges from our Sentiment Analysis pillar.

  An underweight position in SoftBank Group Corp. detracted from performance, particularly due to challenges from our Themes and Trends pillar.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	MSCI EAFE® Index
Nov 19	$10,000	$10,000
Dec 19	$10,300	$10,346
Dec 20	$10,815	$11,155
Dec 21	$12,074	$12,411
Dec 22	$10,349	$10,618
Dec 23	$12,369	$12,554
Dec 24	$13,246	$13,034
Dec 25	$18,736	$17,103

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 11/14/2019)	41.44%	11.62%	10.79%
MSCI EAFE® Index	31.22%	8.92%	9.14%

Fund Information

Key Fund Statistics

Net Assets	$732,418,617
Number of Portfolio Holdings	357
Portfolio Turnover Rate	148.53%
Advisory Fees - net of reimbursement & waiver, if any	$5,746,900

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	99.5%
Repurchase Agreements	4.3%
Other liabilities in excess of assets	-3.8%
Japan	23.0%
Germany	11.0%
United States	10.4%
France	10.1%
United Kingdom	9.4%
Australia	6.0%
Netherlands	4.6%
Switzerland	4.1%
Spain	3.0%
Denmark	2.5%
Other CountriesFootnote Reference#	15.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GS International Equity Insights Fund

Annual Shareholder Report - December 31, 2025

NAR-INEI-Y (12-25)

NVIT GS Large Cap Equity Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT GS Large Cap Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$61	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The S&P 500® Index gained 17.43% in the calendar year 2025. Among sectors, on a relative basis, stocks in Information Technology and Communication Services sectors contributed most positively to benchmark returns, primarily driven by gains from Semiconductors & Semiconductor Equipment and Interactive Media & Services industries. In terms of size factor, large caps outperformed small caps significantly, while in terms of style factors, Value underperformed Growth moderately.

Top Contributors to Performance

  Sector allocation to Industrials, Financials and Materials contributed the most to relative performance.

  An underweight position in UnitedHealth Group Inc. helped performance, particularly due to contributions from our Sentiment Analysis pillar.

  An overweight position in Southern Copper Corp. helped performance, particularly due to contributions from our High-Quality Business Models pillar.

  An overweight position in Comfort Systems USA Inc. helped performance, particularly due to contributions from our Sentiment Analysis pillar.

Top Detractors from Performance

  Sector allocation to Information Technology, Real Estate and Consumer Discretionary detracted the most from relative performance.

  An overweight position in Oracle Corp. detracted from performance, particularly due to challenges from our High-Quality Business Models pillar.

  An overweight position in United Parcel Service Inc. detracted from performance, particularly due to challenges from our High-Quality Business Models pillar.

  An overweight position in Zoetis Inc. detracted from performance, particularly due to challenges from our Sentiment Analysis pillar.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	Russell 1000® Index
Oct 19	$10,000	$10,000
Dec 19	$10,619	$10,775
Dec 20	$12,447	$13,015
Dec 21	$16,178	$16,443
Dec 22	$13,010	$13,298
Dec 23	$16,042	$16,826
Dec 24	$20,112	$20,950
Dec 25	$22,952	$24,589

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 10/24/2019)	14.12%	13.02%	14.37%
Russell 1000® Index	17.37%	13.59%	15.74%

Fund Information

Key Fund Statistics

Net Assets	$964,338,113
Number of Portfolio Holdings	144
Portfolio Turnover Rate	148.19%
Advisory Fees - net of reimbursement & waiver, if any	$9,859,577

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.9%
Other assets in excess of liabilities	0.1%
Software	12.9%
Semiconductors & Semiconductor Equipment	11.8%
Interactive Media & Services	7.4%
Technology Hardware, Storage & Peripherals	6.5%
Financial Services	4.2%
Hotels, Restaurants & Leisure	4.0%
Pharmaceuticals	3.9%
Broadline Retail	3.4%
Aerospace & Defense	3.1%
Capital Markets	3.1%
Other Industries	39.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GS Large Cap Equity Fund

Annual Shareholder Report - December 31, 2025

NAR-LCE-Y (12-25)

NVIT GS Small Cap Equity Insights Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT GS Small Cap Equity Insights Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$84	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Russell 2000® Index gained 12.38% in the calendar year 2025. Among sectors, on a relative basis, stocks in Health Care and Industrials sectors contributed most positively to benchmark returns, primarily driven by gains from Biotechnology and Electrical Equipment industries. On the flip side, stocks in Consumer Staples sectors contributed most negatively to benchmark returns, primarily driven by challenged performance in Food Products and Household Products industries.

Top Contributors to Performance

  Sector allocation to Health Care, Industrials and Information Technology contributed the most to relative performance

  An overweight position in Hecla Mining Co. helped performance, particularly due to contributions from our Themes and Trends pillar.

  An overweight position in Praxis Precision Medicines Inc. helped performance, particularly due to contributions from our High-Quality Business Models pillar.

  An overweight position in CommScope Holding Co. Inc. helped performance, particularly due to contributions from our Sentiment Analysis pillar.

Top Detractors from Performance

  Sector allocation to Communications, Energy and Real Estate detracted the most from relative performance

  An overweight position in Alight Inc. detracted from performance, particularly due to challenges from our High-Quality Business Models pillar.

  An underweight position in EchoStar Corp. detracted from performance, particularly due to challenges from our High-Quality Business Models pillar.

  An overweight position in LGI Homes Inc. detracted from performance, particularly due to challenges from our Sentiment Analysis pillar.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	Russell 3000® Index	Russell 2000® Index
Oct 19	$10,000	$10,000	$10,000
Dec 19	$11,134	$11,123	$11,318
Dec 20	$12,004	$13,427	$13,577
Dec 21	$14,767	$16,858	$15,589
Dec 22	$11,861	$13,620	$12,403
Dec 23	$14,213	$17,155	$14,503
Dec 24	$16,939	$21,240	$16,176
Dec 25	$19,566	$24,882	$12,870

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 10/10/2019)	15.51%	10.27%	11.39%
Russell 3000® Index	17.15%	13.15%	15.80%
Russell 2000® Index	12.81%	6.09%	10.14%

Fund Information

Key Fund Statistics

Net Assets	$199,339,160
Number of Portfolio Holdings	512
Portfolio Turnover Rate	155.51%
Advisory Fees - net of reimbursement & waiver, if any	$1,353,888

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.4%
Repurchase Agreements	15.8%
Other liabilities in excess of assets	-15.2%
Biotechnology	7.8%
Banks	7.1%
Software	4.6%
Health Care Equipment & Supplies	4.0%
Electronic Equipment, Instruments & Components	3.5%
Health Care Providers & Services	2.9%
Semiconductors & Semiconductor Equipment	2.9%
Specialty Retail	2.6%
Metals & Mining	2.5%
Consumer Finance	2.2%
Other IndustriesFootnote Reference#	59.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GS Small Cap Equity Insights Fund

Annual Shareholder Report - December 31, 2025

NAR-SCEI-Y (12-25)

NVIT International Equity Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT International Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$112	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund's performance was affected by strong corporate earnings, AI-driven optimism, a weakening U.S. dollar, and divergent central bank and U.S. tariff policies. The year was led by non-U.S. markets, notably emerging markets and Europe, which were the standout performers. Gold and precious metal prices moved steadily higher throughout the year, benefiting commodity-based stocks. Materials and communication services led the market for the year. Real estate and consumer staple stocks lagged, and small-cap stocks also underperformed. Additionally, India's IT services sector became one of 2025's weakest segments.

Top Contributors to Performance

  Germany announced a fiscal stimulus plan which was well received by the markets. China announced the DeepSeek AI tool, which promised less expensive AI applications than those currently in production, rattling many of the Magnificent Seven stocks.

  Materials and communication services led the market for the year. Gold and precious metal prices moved steadily higher throughout the year, benefiting the commodity-based stocks.

  Mitsubishi Electric, Delta Electronics and Deutsche Bank contributed to performance.

Top Detractors from Performance

  The year began on a downward note as the promise of a US tariff announcement, higher inflation, and expectations of weaker economic growth sent the market to a modest loss.

  Real estate and consumer staple stocks have lagged. Small cap stocks, however, lagged for the year.

  Wolters Kluwer, HCL Technologies and Wix detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	MSCI ACWI® ex USA
Dec 15	$10,000	$10,000
Dec 16	$10,087	$10,450
Dec 17	$12,856	$13,291
Dec 18	$10,988	$11,404
Dec 19	$13,089	$13,857
Dec 20	$14,129	$15,333
Dec 21	$15,918	$16,532
Dec 22	$13,670	$13,887
Dec 23	$16,636	$16,056
Dec 24	$18,517	$16,944
Dec 25	$25,792	$22,432

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	39.29%	12.79%	9.94%
MSCI ACWI® ex USA	32.39%	7.91%	8.41%

Fund Information

Key Fund Statistics

Net Assets	$439,554,447
Number of Portfolio Holdings	238
Portfolio Turnover Rate	70.12%
Advisory Fees - net of reimbursement & waiver, if any	$1,290,619

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.7%
Repurchase Agreements	1.1%
Other assets in excess of liabilities	0.2%
Japan	13.0%
United Kingdom	9.4%
China	8.5%
Canada	8.2%
France	6.5%
United States	6.4%
Taiwan	6.4%
Germany	4.8%
India	4.8%
South Korea	4.3%
Other CountriesFootnote Reference#	27.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective October 1, 2025, the management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.725% on assets up to $50 million and 0.675% on assets of $50 million and more, respectively.

2. Effective October 1, 2025, the expense limitation rate changed from 0.83% to 0.73%.

3. At the end of business October 24, 2025, NVIT International Equity Fund acquired all of the net assets of NVIT NS Partners International Focused Growth Fund.

 4. On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class I is 1.10%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Equity Fund

Annual Shareholder Report - December 31, 2025

NAR-IEQ-I (12-25)

NVIT International Equity Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT International Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$141	1.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund's performance was affected by strong corporate earnings, AI-driven optimism, a weakening U.S. dollar, and divergent central bank and U.S. tariff policies. The year was led by non-U.S. markets, notably emerging markets and Europe, which were the standout performers. Gold and precious metal prices moved steadily higher throughout the year, benefiting commodity-based stocks. Materials and communication services led the market for the year. Real estate and consumer staple stocks lagged, and small-cap stocks also underperformed. Additionally, India's IT services sector became one of 2025's weakest segments.

Top Contributors to Performance

  Germany announced a fiscal stimulus plan which was well received by the markets. China announced the DeepSeek AI tool, which promised less expensive AI applications than those currently in production, rattling many of the Magnificent Seven stocks.

  Materials and communication services led the market for the year. Gold and precious metal prices moved steadily higher throughout the year, benefiting the commodity-based stocks.

  Mitsubishi Electric, Delta Electronics and Deutsche Bank contributed to performance.

Top Detractors from Performance

  The year began on a downward note as the promise of a US tariff announcement, higher inflation, and expectations of weaker economic growth sent the market to a modest loss.

  Real estate and consumer staple stocks have lagged. Small cap stocks, however, lagged for the year.

  Wolters Kluwer, HCL Technologies and Wix detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI® ex USA
Dec 15	$10,000	$10,000
Dec 16	$10,063	$10,450
Dec 17	$12,788	$13,291
Dec 18	$10,895	$11,404
Dec 19	$12,956	$13,857
Dec 20	$13,951	$15,333
Dec 21	$15,681	$16,532
Dec 22	$13,427	$13,887
Dec 23	$16,308	$16,056
Dec 24	$18,104	$16,944
Dec 25	$25,158	$22,432

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	38.97%	12.52%	9.67%
MSCI ACWI® ex USA	32.39%	7.91%	8.41%

Fund Information

Key Fund Statistics

Net Assets	$439,554,447
Number of Portfolio Holdings	238
Portfolio Turnover Rate	70.12%
Advisory Fees - net of reimbursement & waiver, if any	$1,290,619

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.7%
Repurchase Agreements	1.1%
Other assets in excess of liabilities	0.2%
Japan	13.0%
United Kingdom	9.4%
China	8.5%
Canada	8.2%
France	6.5%
United States	6.4%
Taiwan	6.4%
Germany	4.8%
India	4.8%
South Korea	4.3%
Other CountriesFootnote Reference#	27.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective October 1, 2025, the management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.725% on assets up to $50 million and 0.675% on assets of $50 million and more, respectively.

2. Effective October 1, 2025, the expense limitation rate changed from 0.83% to 0.73%.

3. At the end of business October 24, 2025, NVIT International Equity Fund acquired all of the net assets of NVIT NS Partners International Focused Growth Fund.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Equity Fund

Annual Shareholder Report - December 31, 2025

NAR-IEQ-II (12-25)

NVIT International Index Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$55	0.47%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the MSCI EAFE® Index, factors affecting the Index’s composition and performance also impact the Fund. EAFE markets were resilient in 2025 despite persistent U.S. tariff pressures and global uncertainty. Europe advanced as the European Central Bank (ECB) cut rates early in the year and later held policy steady at 2.0%, with domestic demand, labor market strength, and inflation near target supporting performance. Japan saw early volatility but rebounded sharply in Q2 on stimulus and a stable yen, then continued climbing through year end on easing trade tensions, strong wage growth, above target inflation, a weak yen, and artificial intelligence (AI) driven investor interest. The Bank of Japan (BOJ) held rates steady for most of the year before a December hike to 0.75%.

Top Contributors to Performance

  Financials, Utilities, and Industrials were the best performers.

Top Detractors from Performance

  Consumer Staples, Consumer Discretionary, and Health Care were the top laggards.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	MSCI EAFE® Index
Dec 15	$10,000	$10,000
Dec 16	$10,092	$10,100
Dec 17	$12,604	$12,628
Dec 18	$10,863	$10,887
Dec 19	$13,228	$13,283
Dec 20	$14,225	$14,321
Dec 21	$15,767	$15,934
Dec 22	$13,513	$13,632
Dec 23	$15,889	$16,118
Dec 24	$16,383	$16,734
Dec 25	$21,402	$21,958

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	30.64%	8.51%	7.91%
MSCI EAFE® Index	31.22%	8.92%	8.18%

Fund Information

Key Fund Statistics

Net Assets	$806,624,400
Number of Portfolio Holdings	704
Portfolio Turnover Rate	23.98%
Advisory Fees - net of reimbursement & waiver, if any	$2,176,334

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	97.7%
Repurchase Agreements	2.6%
Other liabilities in excess of assets	-0.3%
Japan	21.6%
United Kingdom	11.0%
Germany	9.4%
United States	9.2%
France	8.9%
Australia	6.9%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.7%
Italy	3.2%
Other CountriesFootnote Reference#	16.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Index Fund

Annual Shareholder Report - December 31, 2025

NAR-INTX-I (12-25)

NVIT International Index Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$81	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the MSCI EAFE® Index, factors affecting the Index’s composition and performance also impact the Fund. EAFE markets were resilient in 2025 despite persistent U.S. tariff pressures and global uncertainty. Europe advanced as the European Central Bank (ECB) cut rates early in the year and later held policy steady at 2.0%, with domestic demand, labor market strength, and inflation near target supporting performance. Japan saw early volatility but rebounded sharply in Q2 on stimulus and a stable yen, then continued climbing through year end on easing trade tensions, strong wage growth, above target inflation, a weak yen, and artificial intelligence (AI) driven investor interest. The Bank of Japan (BOJ) held rates steady for most of the year before a December hike to 0.75%.

Top Contributors to Performance

  Financials, Utilities, and Industrials were the best performers.

Top Detractors from Performance

  Consumer Staples, Consumer Discretionary, and Health Care were the top laggards.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	MSCI EAFE® Index
Dec 15	$10,000	$10,000
Dec 16	$10,075	$10,100
Dec 17	$12,549	$12,628
Dec 18	$10,805	$10,887
Dec 19	$13,119	$13,283
Dec 20	$14,082	$14,321
Dec 21	$15,564	$15,934
Dec 22	$13,306	$13,632
Dec 23	$15,609	$16,118
Dec 24	$16,060	$16,734
Dec 25	$20,939	$21,958

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	30.38%	8.26%	7.67%
MSCI EAFE® Index	31.22%	8.92%	8.18%

Fund Information

Key Fund Statistics

Net Assets	$806,624,400
Number of Portfolio Holdings	704
Portfolio Turnover Rate	23.98%
Advisory Fees - net of reimbursement & waiver, if any	$2,176,334

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	97.7%
Repurchase Agreements	2.6%
Other liabilities in excess of assets	-0.3%
Japan	21.6%
United Kingdom	11.0%
Germany	9.4%
United States	9.2%
France	8.9%
Australia	6.9%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.7%
Italy	3.2%
Other CountriesFootnote Reference#	16.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Index Fund

Annual Shareholder Report - December 31, 2025

NAR-INTX-II (12-25)

NVIT International Index Fund

Class VIII

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class VIII	$95	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the MSCI EAFE® Index, factors affecting the Index’s composition and performance also impact the Fund. EAFE markets were resilient in 2025 despite persistent U.S. tariff pressures and global uncertainty. Europe advanced as the European Central Bank (ECB) cut rates early in the year and later held policy steady at 2.0%, with domestic demand, labor market strength, and inflation near target supporting performance. Japan saw early volatility but rebounded sharply in Q2 on stimulus and a stable yen, then continued climbing through year end on easing trade tensions, strong wage growth, above target inflation, a weak yen, and artificial intelligence (AI) driven investor interest. The Bank of Japan (BOJ) held rates steady for most of the year before a December hike to 0.75%.

Top Contributors to Performance

  Financials, Utilities, and Industrials were the best performers.

Top Detractors from Performance

  Consumer Staples, Consumer Discretionary, and Health Care were the top laggards.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class VIII	MSCI EAFE® Index
Dec 15	$10,000	$10,000
Dec 16	$10,052	$10,100
Dec 17	$12,511	$12,628
Dec 18	$10,743	$10,887
Dec 19	$13,021	$13,283
Dec 20	$13,949	$14,321
Dec 21	$15,392	$15,934
Dec 22	$13,145	$13,632
Dec 23	$15,409	$16,118
Dec 24	$15,822	$16,734
Dec 25	$20,614	$21,958

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class VIII	30.28%	8.12%	7.50%
MSCI EAFE® Index	31.22%	8.92%	8.18%

Fund Information

Key Fund Statistics

Net Assets	$806,624,400
Number of Portfolio Holdings	704
Portfolio Turnover Rate	23.98%
Advisory Fees - net of reimbursement & waiver, if any	$2,176,334

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	97.7%
Repurchase Agreements	2.6%
Other liabilities in excess of assets	-0.3%
Japan	21.6%
United Kingdom	11.0%
Germany	9.4%
United States	9.2%
France	8.9%
Australia	6.9%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.7%
Italy	3.2%
Other CountriesFootnote Reference#	16.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class VIII is 1.14%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Index Fund

Annual Shareholder Report - December 31, 2025

NAR-INTX-VIII (12-25)

NVIT International Index Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$38	0.32%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the MSCI EAFE® Index, factors affecting the Index’s composition and performance also impact the Fund. EAFE markets were resilient in 2025 despite persistent U.S. tariff pressures and global uncertainty. Europe advanced as the European Central Bank (ECB) cut rates early in the year and later held policy steady at 2.0%, with domestic demand, labor market strength, and inflation near target supporting performance. Japan saw early volatility but rebounded sharply in Q2 on stimulus and a stable yen, then continued climbing through year end on easing trade tensions, strong wage growth, above target inflation, a weak yen, and artificial intelligence (AI) driven investor interest. The Bank of Japan (BOJ) held rates steady for most of the year before a December hike to 0.75%.

Top Contributors to Performance

  Financials, Utilities, and Industrials were the best performers.

Top Detractors from Performance

  Consumer Staples, Consumer Discretionary, and Health Care were the top laggards.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	MSCI EAFE® Index
Dec 15	$10,000	$10,000
Dec 16	$10,103	$10,100
Dec 17	$12,642	$12,628
Dec 18	$10,918	$10,887
Dec 19	$13,308	$13,283
Dec 20	$14,327	$14,321
Dec 21	$15,901	$15,934
Dec 22	$13,652	$13,632
Dec 23	$16,069	$16,118
Dec 24	$16,592	$16,734
Dec 25	$21,725	$21,958

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	30.94%	8.68%	8.07%
MSCI EAFE® Index	31.22%	8.92%	8.18%

Fund Information

Key Fund Statistics

Net Assets	$806,624,400
Number of Portfolio Holdings	704
Portfolio Turnover Rate	23.98%
Advisory Fees - net of reimbursement & waiver, if any	$2,176,334

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	97.7%
Repurchase Agreements	2.6%
Other liabilities in excess of assets	-0.3%
Japan	21.6%
United Kingdom	11.0%
Germany	9.4%
United States	9.2%
France	8.9%
Australia	6.9%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.7%
Italy	3.2%
Other CountriesFootnote Reference#	16.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Index Fund

Annual Shareholder Report - December 31, 2025

NAR-INTX-Y (12-25)

NVIT Invesco Small Cap Growth Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Invesco Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$116	1.07%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

During the reporting period, the Fund outperformed the benchmark. Outperformance was primarily driven by strong stock selection in the information technology and industrials sectors. These results were partially offset by weaker stock selection in the consumer discretionary and staples sectors.

Top Contributors to Performance

  Celestica, Rocket Lab and Carpenter contributed most to absolute Fund performance during the reporting period. The Fund holds positions in Rocket Lab and Carpenter but sold Celestica.

  Celestica is an electronics manufacturing services company providing supply chain solutions. The company has continued to win market share in the AI networking segment.

  Rocket Lab manufactures small and medium-class rockets and satellite spacecraft components. In December, the company secured its largest single award to date.

  Carpenter distributes premium specialty alloys to end markets such as aerospace & defense, and medical markets. The stock rose as its quarterly earnings beat analysts’ expectations

Top Detractors from Performance

  Clearwater Analytics, Freshpet and Glaukos detracted most from absolute Fund performance during the reporting period. The Fund sold Clearwater Analytics and Freshpet but still holds Glaukos.

  Clearwater Analytics provides investment accounting software. We believe investors were waiting to see how two large acquisitions the company made are to be integrated.

  Freshpet is the leading manufacturer of fresh dog and cat food in the US. The stock underperformed due to slowing sales trends.

  Glaukos makes therapies to treat glaucoma, corneal disorders and retinal diseases. Management reported mixed 2025 guidance driven by slowing demand for the company’s glaucoma device.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Russell 3000® Index	Russell 2000® Growth Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,830	$11,268	$11,132
Dec 17	$13,530	$13,649	$13,600
Dec 18	$12,456	$12,937	$12,334
Dec 19	$16,904	$16,932	$15,846
Dec 20	$23,816	$20,439	$21,334
Dec 21	$26,270	$25,661	$21,938
Dec 22	$18,293	$20,733	$16,155
Dec 23	$21,488	$26,114	$19,170
Dec 24	$26,046	$32,332	$20,720
Dec 25	$30,306	$37,877	$23,416

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	16.36%	4.94%	11.73%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

Fund Information

Key Fund Statistics

Net Assets	$245,387,869
Number of Portfolio Holdings	101
Portfolio Turnover Rate	86.94%
Advisory Fees - net of reimbursement & waiver, if any	$1,706,671

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	97.3%
Repurchase Agreements	9.9%
Other liabilities in excess of assets	-7.2%
Aerospace & Defense	13.2%
Semiconductors & Semiconductor Equipment	11.0%
Health Care Providers & Services	8.0%
Capital Markets	6.3%
Biotechnology	6.2%
Electronic Equipment, Instruments & Components	6.1%
Construction & Engineering	5.6%
Machinery	4.9%
Software	4.7%
Hotels, Restaurants & Leisure	2.4%
Other IndustriesFootnote Reference#	31.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class I is 1.17%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Invesco Small Cap Growth Fund

Annual Shareholder Report - December 31, 2025

NAR-SCG-I (12-25)

NVIT Invesco Small Cap Growth Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Invesco Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$143	1.32%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

During the reporting period, the Fund outperformed the benchmark. Outperformance was primarily driven by strong stock selection in the information technology and industrials sectors. These results were partially offset by weaker stock selection in the consumer discretionary and staples sectors.

Top Contributors to Performance

  Celestica, Rocket Lab and Carpenter contributed most to absolute Fund performance during the reporting period. The Fund holds positions in Rocket Lab and Carpenter but sold Celestica.

  Celestica is an electronics manufacturing services company providing supply chain solutions. The company has continued to win market share in the AI networking segment.

  Rocket Lab manufactures small and medium-class rockets and satellite spacecraft components. In December, the company secured its largest single award to date.

  Carpenter distributes premium specialty alloys to end markets such as aerospace & defense, and medical markets. The stock rose as its quarterly earnings beat analysts’ expectations

Top Detractors from Performance

  Clearwater Analytics, Freshpet and Glaukos detracted most from absolute Fund performance during the reporting period. The Fund sold Clearwater Analytics and Freshpet but still holds Glaukos.

  Clearwater Analytics provides investment accounting software. We believe investors were waiting to see how two large acquisitions the company made are to be integrated.

  Freshpet is the leading manufacturer of fresh dog and cat food in the US. The stock underperformed due to slowing sales trends.

  Glaukos makes therapies to treat glaucoma, corneal disorders and retinal diseases. Management reported mixed 2025 guidance driven by slowing demand for the company’s glaucoma device.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Russell 3000® Index	Russell 2000® Growth Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,806	$11,268	$11,132
Dec 17	$13,469	$13,649	$13,600
Dec 18	$12,362	$12,937	$12,334
Dec 19	$16,736	$16,932	$15,846
Dec 20	$23,516	$20,439	$21,334
Dec 21	$25,878	$25,661	$21,938
Dec 22	$17,984	$20,733	$16,155
Dec 23	$21,070	$26,114	$19,170
Dec 24	$25,479	$32,332	$20,720
Dec 25	$29,575	$37,877	$23,416

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	16.08%	4.69%	11.45%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

Fund Information

Key Fund Statistics

Net Assets	$245,387,869
Number of Portfolio Holdings	101
Portfolio Turnover Rate	86.94%
Advisory Fees - net of reimbursement & waiver, if any	$1,706,671

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	97.3%
Repurchase Agreements	9.9%
Other liabilities in excess of assets	-7.2%
Aerospace & Defense	13.2%
Semiconductors & Semiconductor Equipment	11.0%
Health Care Providers & Services	8.0%
Capital Markets	6.3%
Biotechnology	6.2%
Electronic Equipment, Instruments & Components	6.1%
Construction & Engineering	5.6%
Machinery	4.9%
Software	4.7%
Hotels, Restaurants & Leisure	2.4%
Other IndustriesFootnote Reference#	31.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Invesco Small Cap Growth Fund

Annual Shareholder Report - December 31, 2025

NAR-SCG-II (12-25)

NVIT Investor Destinations Aggressive Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Investor Destinations Aggressive Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$63	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P 500® Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT GS International Equity Insights Fund

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Equity Portfolio

Top Detractors from Performance

  JPMorgan Equity Premium Income ETF

  Nationwide Bond Portfolio

  NVIT Loomis Core Bond Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Aggressive Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,947	$10,786	$11,131
Dec 17	$12,964	$13,371	$13,576
Dec 18	$11,816	$12,112	$12,467
Dec 19	$14,620	$15,334	$15,700
Dec 20	$16,494	$17,825	$17,777
Dec 21	$19,051	$21,130	$20,854
Dec 22	$15,453	$17,251	$17,532
Dec 23	$18,448	$21,080	$20,741
Dec 24	$20,779	$24,767	$23,333
Dec 25	$24,780	$30,300	$28,100

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	19.26%	8.48%	9.50%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Aggressive Target Risk Index	20.43%	9.59%	10.89%

Fund Information

Key Fund Statistics

Net Assets	$445,588,735
Number of Portfolio Holdings	21
Portfolio Turnover Rate	58.61%
Advisory Fees - net of reimbursement & waiver, if any	$537,367

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.2%
Fixed Income Fund	8.8%
Repurchase Agreement	7.4%
Other liabilities in excess of assets	-7.4%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	15.6%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	15.5%
Nationwide International Equity Portfolio, Class R6	12.8%
Nationwide Large Cap Equity Portfolio, Class R6	12.1%
NVIT GS International Equity Insights Fund, Class Y	6.9%
iShares Core S&P Small-Cap ETF	5.7%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.9%
NVIT Emerging Markets Fund, Class Y	4.9%
NVIT Bond Index Fund, Class Y	4.6%
iShares Core S&P 500 ETF	2.8%
Other HoldingsFootnote Reference#	14.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Aggressive Fund

Annual Shareholder Report - December 31, 2025

NAR-ID-AG-II (12-25)

NVIT Investor Destinations Aggressive Fund

Class P

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Investor Destinations Aggressive Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$47	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P 500® Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT GS International Equity Insights Fund

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Equity Portfolio

Top Detractors from Performance

  JPMorgan Equity Premium Income ETF

  Nationwide Bond Portfolio

  NVIT Loomis Core Bond Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class P	MSCI ACWI	Morningstar® Aggressive Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,952	$10,786	$11,131
Dec 17	$12,995	$13,371	$13,576
Dec 18	$11,870	$12,112	$12,467
Dec 19	$14,696	$15,334	$15,700
Dec 20	$16,606	$17,825	$17,777
Dec 21	$19,220	$21,130	$20,854
Dec 22	$15,612	$17,251	$17,532
Dec 23	$18,659	$21,080	$20,741
Dec 24	$21,049	$24,767	$23,333
Dec 25	$25,157	$30,300	$28,100

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	19.52%	8.66%	9.66%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Aggressive Target Risk Index	20.43%	9.59%	10.89%

Fund Information

Key Fund Statistics

Net Assets	$445,588,735
Number of Portfolio Holdings	21
Portfolio Turnover Rate	58.61%
Advisory Fees - net of reimbursement & waiver, if any	$537,367

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.2%
Fixed Income Fund	8.8%
Repurchase Agreement	7.4%
Other liabilities in excess of assets	-7.4%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	15.6%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	15.5%
Nationwide International Equity Portfolio, Class R6	12.8%
Nationwide Large Cap Equity Portfolio, Class R6	12.1%
NVIT GS International Equity Insights Fund, Class Y	6.9%
iShares Core S&P Small-Cap ETF	5.7%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.9%
NVIT Emerging Markets Fund, Class Y	4.9%
NVIT Bond Index Fund, Class Y	4.6%
iShares Core S&P 500 ETF	2.8%
Other HoldingsFootnote Reference#	14.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Aggressive Fund

Annual Shareholder Report - December 31, 2025

NAR-ID-AG-P (12-25)

NVIT Investor Destinations Balanced Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Investor Destinations Balanced Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$60	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT GS International Equity Insights Fund

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Equity Portfolio

Top Detractors from Performance

  Nationwide Strategic Income Fund

  iShares Core S&P Small-Cap ETF

  Nationwide Inflation-Protected Securities Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,630	$10,786	$10,855
Dec 17	$11,813	$13,371	$12,447
Dec 18	$11,241	$12,112	$11,855
Dec 19	$12,965	$15,334	$14,112
Dec 20	$14,184	$17,825	$15,917
Dec 21	$15,354	$21,130	$17,541
Dec 22	$13,052	$17,251	$14,950
Dec 23	$14,754	$21,080	$16,926
Dec 24	$15,904	$24,767	$18,326
Dec 25	$17,966	$30,300	$21,249

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	12.97%	4.84%	6.03%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Fund Information

Key Fund Statistics

Net Assets	$1,050,901,526
Number of Portfolio Holdings	24
Portfolio Turnover Rate	58.45%
Advisory Fees - net of reimbursement & waiver, if any	$1,382,364

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	52.7%
Fixed Income Fund	45.3%
Repurchase Agreement	2.6%
Alternative Assets	2.0%
Other liabilities in excess of assets	-2.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	11.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	11.2%
NVIT Bond Index Fund, Class Y	11.0%
Nationwide Bond Portfolio, Class R6	9.6%
NVIT Loomis Core Bond Fund, Class Y	7.7%
Nationwide Large Cap Equity Portfolio, Class R6	6.6%
Nationwide International Equity Portfolio, Class R6	6.0%
NVIT Loomis Short Term Bond Fund, Class Y	5.8%
iShares Core International Aggregate Bond ETF	5.8%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.9%
Other HoldingsFootnote Reference#	21.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Balanced Fund

Annual Shareholder Report - December 31, 2025

NAR-ID-BAL-II (12-25)

NVIT Investor Destinations Balanced Fund

Class P

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Investor Destinations Balanced Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$45	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT GS International Equity Insights Fund

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Equity Portfolio

Top Detractors from Performance

  Nationwide Strategic Income Fund

  iShares Core S&P Small-Cap ETF

  Nationwide Inflation-Protected Securities Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class P	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,642	$10,786	$10,855
Dec 17	$11,841	$13,371	$12,447
Dec 18	$11,292	$12,112	$11,855
Dec 19	$13,044	$15,334	$14,112
Dec 20	$14,283	$17,825	$15,917
Dec 21	$15,490	$21,130	$17,541
Dec 22	$13,192	$17,251	$14,950
Dec 23	$14,925	$21,080	$16,926
Dec 24	$16,111	$24,767	$18,326
Dec 25	$18,232	$30,300	$21,249

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	13.16%	5.00%	6.19%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Fund Information

Key Fund Statistics

Net Assets	$1,050,901,526
Number of Portfolio Holdings	24
Portfolio Turnover Rate	58.45%
Advisory Fees - net of reimbursement & waiver, if any	$1,382,364

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	52.7%
Fixed Income Fund	45.3%
Repurchase Agreement	2.6%
Alternative Assets	2.0%
Other liabilities in excess of assets	-2.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	11.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	11.2%
NVIT Bond Index Fund, Class Y	11.0%
Nationwide Bond Portfolio, Class R6	9.6%
NVIT Loomis Core Bond Fund, Class Y	7.7%
Nationwide Large Cap Equity Portfolio, Class R6	6.6%
Nationwide International Equity Portfolio, Class R6	6.0%
NVIT Loomis Short Term Bond Fund, Class Y	5.8%
iShares Core International Aggregate Bond ETF	5.8%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.9%
Other HoldingsFootnote Reference#	21.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Balanced Fund

Annual Shareholder Report - December 31, 2025

NAR-ID-BAL-P (12-25)

NVIT Investor Destinations Capital Appreciation Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Investor Destinations Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$60	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT J.P. Morgan U.S. Equity Fund

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Equity Portfolio

Top Detractors from Performance

  Nationwide Strategic Income Fund

  NVIT Loomis Short Term High Yield Fund

  iShares Core International Aggregate Bond ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,774	$10,786	$10,855
Dec 17	$12,369	$13,371	$12,447
Dec 18	$11,569	$12,112	$11,855
Dec 19	$13,876	$15,334	$14,112
Dec 20	$15,488	$17,825	$15,917
Dec 21	$17,372	$21,130	$17,541
Dec 22	$14,320	$17,251	$14,950
Dec 23	$16,665	$21,080	$16,926
Dec 24	$18,410	$24,767	$18,326
Dec 25	$21,300	$30,300	$21,249

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	15.70%	6.58%	7.85%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Fund Information

Key Fund Statistics

Net Assets	$1,464,334,387
Number of Portfolio Holdings	25
Portfolio Turnover Rate	50.71%
Advisory Fees - net of reimbursement & waiver, if any	$1,324,011

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	70.2%
Fixed Income Fund	28.8%
Repurchase Agreement	2.8%
Alternative Assets	1.0%
Other liabilities in excess of assets	-2.8%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	15.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	15.1%
Nationwide Large Cap Equity Portfolio, Class R6	9.6%
NVIT Bond Index Fund, Class Y	8.9%
Nationwide International Equity Portfolio, Class R6	8.7%
Nationwide Bond Portfolio, Class R6	6.5%
NVIT Loomis Core Bond Fund, Class Y	5.3%
NVIT GS International Equity Insights Fund, Class Y	4.2%
NVIT Loomis Short Term Bond Fund, Class Y	3.0%
NVIT Emerging Markets Fund, Class Y	3.0%
Other HoldingsFootnote Reference#	20.6%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class II is 0.90%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Capital Appreciation Fund

Annual Shareholder Report - December 31, 2025

NAR-ID-CAP-II (12-25)

NVIT Investor Destinations Capital Appreciation Fund

Class P

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Investor Destinations Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$45	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT J.P. Morgan U.S. Equity Fund

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Equity Portfolio

Top Detractors from Performance

  Nationwide Strategic Income Fund

  NVIT Loomis Short Term High Yield Fund

  iShares Core International Aggregate Bond ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class P	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,795	$10,786	$10,855
Dec 17	$12,413	$13,371	$12,447
Dec 18	$11,624	$12,112	$11,855
Dec 19	$13,961	$15,334	$14,112
Dec 20	$15,609	$17,825	$15,917
Dec 21	$17,541	$21,130	$17,541
Dec 22	$14,472	$17,251	$14,950
Dec 23	$16,869	$21,080	$16,926
Dec 24	$18,669	$24,767	$18,326
Dec 25	$21,634	$30,300	$21,249

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	15.88%	6.75%	8.02%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Fund Information

Key Fund Statistics

Net Assets	$1,464,334,387
Number of Portfolio Holdings	25
Portfolio Turnover Rate	50.71%
Advisory Fees - net of reimbursement & waiver, if any	$1,324,011

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	70.2%
Fixed Income Fund	28.8%
Repurchase Agreement	2.8%
Alternative Assets	1.0%
Other liabilities in excess of assets	-2.8%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	15.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	15.1%
Nationwide Large Cap Equity Portfolio, Class R6	9.6%
NVIT Bond Index Fund, Class Y	8.9%
Nationwide International Equity Portfolio, Class R6	8.7%
Nationwide Bond Portfolio, Class R6	6.5%
NVIT Loomis Core Bond Fund, Class Y	5.3%
NVIT GS International Equity Insights Fund, Class Y	4.2%
NVIT Loomis Short Term Bond Fund, Class Y	3.0%
NVIT Emerging Markets Fund, Class Y	3.0%
Other HoldingsFootnote Reference#	20.6%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Capital Appreciation Fund

Annual Shareholder Report - December 31, 2025

NAR-ID-CAP-P (12-25)

NVIT Investor Destinations Conservative Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Investor Destinations Conservative Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$60	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Bond Portfolio

  iShares JP Morgan USD EM Markets Bond ETF

  Nationwide International Equity Portfolio

Top Detractors from Performance

  Nationwide Strategic Income Fund

  iShares Core S&P Small-Cap ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,426	$10,265	$10,466
Dec 17	$11,019	$10,628	$11,199
Dec 18	$10,820	$10,629	$11,064
Dec 19	$11,852	$11,556	$12,307
Dec 20	$12,647	$12,424	$13,503
Dec 21	$12,995	$12,233	$13,808
Dec 22	$11,411	$10,641	$11,992
Dec 23	$12,327	$11,230	$12,921
Dec 24	$12,798	$11,370	$13,382
Dec 25	$13,936	$12,200	$14,774

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	8.90%	1.96%	3.37%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar® Conservative Target Risk Index	10.40%	1.81%	3.98%

Fund Information

Key Fund Statistics

Net Assets	$424,609,970
Number of Portfolio Holdings	24
Portfolio Turnover Rate	65.77%
Advisory Fees - net of reimbursement & waiver, if any	$562,129

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	74.1%
Equity Fund	23.0%
Repurchase Agreement	6.2%
Alternative Assets	3.0%
Other liabilities in excess of assets	-6.3%
Nationwide Bond Portfolio, Class R6	14.4%
NVIT Bond Index Fund, Class Y	12.3%
NVIT Loomis Short Term Bond Fund, Class Y	12.2%
NVIT Loomis Core Bond Fund, Class Y	11.8%
iShares Core International Aggregate Bond ETF	7.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	6.6%
Nationwide Inflation-Protected Securities Fund, Class R6	4.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	4.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	4.1%
Nationwide Strategic Income Fund, Class R6	2.8%
Other HoldingsFootnote Reference#	19.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Conservative Fund

Annual Shareholder Report - December 31, 2025

NAR-ID-CON-II (12-25)

NVIT Investor Destinations Conservative Fund

Class P

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Investor Destinations Conservative Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$44	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Bond Portfolio

  iShares JP Morgan USD EM Markets Bond ETF

  Nationwide International Equity Portfolio

Top Detractors from Performance

  Nationwide Strategic Income Fund

  iShares Core S&P Small-Cap ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class P	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,435	$10,265	$10,466
Dec 17	$11,050	$10,628	$11,199
Dec 18	$10,870	$10,629	$11,064
Dec 19	$11,918	$11,556	$12,307
Dec 20	$12,747	$12,424	$13,503
Dec 21	$13,110	$12,233	$13,808
Dec 22	$11,531	$10,641	$11,992
Dec 23	$12,472	$11,230	$12,921
Dec 24	$12,975	$11,370	$13,382
Dec 25	$14,142	$12,200	$14,774

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	8.99%	2.10%	3.53%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar® Conservative Target Risk Index	10.40%	1.81%	3.98%

Fund Information

Key Fund Statistics

Net Assets	$424,609,970
Number of Portfolio Holdings	24
Portfolio Turnover Rate	65.77%
Advisory Fees - net of reimbursement & waiver, if any	$562,129

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	74.1%
Equity Fund	23.0%
Repurchase Agreement	6.2%
Alternative Assets	3.0%
Other liabilities in excess of assets	-6.3%
Nationwide Bond Portfolio, Class R6	14.4%
NVIT Bond Index Fund, Class Y	12.3%
NVIT Loomis Short Term Bond Fund, Class Y	12.2%
NVIT Loomis Core Bond Fund, Class Y	11.8%
iShares Core International Aggregate Bond ETF	7.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	6.6%
Nationwide Inflation-Protected Securities Fund, Class R6	4.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	4.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	4.1%
Nationwide Strategic Income Fund, Class R6	2.8%
Other HoldingsFootnote Reference#	19.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Conservative Fund

Annual Shareholder Report - December 31, 2025

NAR-ID-CON-P (12-25)

NVIT Investor Destinations Managed Growth & Income Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth & Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$31	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

In addition to the underlying funds, a volatility management process determines whether the Fund should increase or decrease equity exposure by buying or selling futures contracts. The volatility overlay was a detractor during the year.

Top Contributors to Performance

  NVIT GS International Equity Insights Fund

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Equity Portfolio

Top Detractors from Performance

  Nationwide Strategic Income Fund

  iShares Core S&P Small-Cap ETF

  Nationwide Inflation-Protected Securities Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,594	$10,786	$10,855
Dec 17	$12,109	$13,371	$12,447
Dec 18	$11,458	$12,112	$11,855
Dec 19	$12,990	$15,334	$14,112
Dec 20	$13,617	$17,825	$15,917
Dec 21	$14,668	$21,130	$17,541
Dec 22	$12,634	$17,251	$14,950
Dec 23	$14,198	$21,080	$16,926
Dec 24	$15,309	$24,767	$18,326
Dec 25	$16,804	$30,300	$21,249

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	9.77%	4.30%	5.33%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Fund Information

Key Fund Statistics

Net Assets	$390,375,237
Number of Portfolio Holdings	27
Portfolio Turnover Rate	61.00%
Advisory Fees - net of reimbursement & waiver, if any	$401,848

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	51.0%
Fixed Income Fund	42.7%
Repurchase Agreement	5.1%
Alternative Assets	1.9%
Other liabilities in excess of assets	-0.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	11.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.9%
NVIT Bond Index Fund, Class Y	10.6%
Nationwide Bond Portfolio, Class R6	9.2%
NVIT Loomis Core Bond Fund, Class Y	7.4%
Nationwide Large Cap Equity Portfolio, Class R6	6.5%
Nationwide International Equity Portfolio, Class R6	6.0%
NVIT Loomis Short Term Bond Fund, Class Y	5.6%
iShares Core International Aggregate Bond ETF	5.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.8%
Other HoldingsFootnote Reference#	23.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Managed Growth & Income Fund

Annual Shareholder Report - December 31, 2025

NAR-ID-MGI-I (12-25)

NVIT Investor Destinations Managed Growth & Income Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth & Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$58	0.55%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

In addition to the underlying funds, a volatility management process determines whether the Fund should increase or decrease equity exposure by buying or selling futures contracts. The volatility overlay was a detractor during the year.

Top Contributors to Performance

  NVIT GS International Equity Insights Fund

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Equity Portfolio

Top Detractors from Performance

  Nationwide Strategic Income Fund

  iShares Core S&P Small-Cap ETF

  Nationwide Inflation-Protected Securities Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,571	$10,786	$10,855
Dec 17	$12,054	$13,371	$12,447
Dec 18	$11,376	$12,112	$11,855
Dec 19	$12,854	$15,334	$14,112
Dec 20	$13,441	$17,825	$15,917
Dec 21	$14,458	$21,130	$17,541
Dec 22	$12,410	$17,251	$14,950
Dec 23	$13,916	$21,080	$16,926
Dec 24	$14,974	$24,767	$18,326
Dec 25	$16,384	$30,300	$21,249

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	9.42%	4.04%	5.06%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Fund Information

Key Fund Statistics

Net Assets	$390,375,237
Number of Portfolio Holdings	27
Portfolio Turnover Rate	61.00%
Advisory Fees - net of reimbursement & waiver, if any	$401,848

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	51.0%
Fixed Income Fund	42.7%
Repurchase Agreement	5.1%
Alternative Assets	1.9%
Other liabilities in excess of assets	-0.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	11.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.9%
NVIT Bond Index Fund, Class Y	10.6%
Nationwide Bond Portfolio, Class R6	9.2%
NVIT Loomis Core Bond Fund, Class Y	7.4%
Nationwide Large Cap Equity Portfolio, Class R6	6.5%
Nationwide International Equity Portfolio, Class R6	6.0%
NVIT Loomis Short Term Bond Fund, Class Y	5.6%
iShares Core International Aggregate Bond ETF	5.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.8%
Other HoldingsFootnote Reference#	23.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Managed Growth & Income Fund

Annual Shareholder Report - December 31, 2025

NAR-ID-MGI-II (12-25)

NVIT Investor Destinations Managed Growth Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$33	0.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

In addition to the underlying funds, a volatility management process determines whether the Fund should increase or decrease equity exposure by buying or selling futures contracts. The volatility overlay was a detractor during the year.

Top Contributors to Performance

  NVIT J.P. Morgan U.S. Equity Fund

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Equity Portfolio

Top Detractors from Performance

  Nationwide Strategic Income Fund

  Nationwide Inflation-Protected Securities Fund

  iShares Core International Aggregate Bond ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,723	$10,786	$10,855
Dec 17	$12,571	$13,371	$12,447
Dec 18	$11,839	$12,112	$11,855
Dec 19	$13,676	$15,334	$14,112
Dec 20	$14,578	$17,825	$15,917
Dec 21	$16,376	$21,130	$17,541
Dec 22	$13,927	$17,251	$14,950
Dec 23	$15,766	$21,080	$16,926
Dec 24	$17,252	$24,767	$18,326
Dec 25	$19,136	$30,300	$21,249

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	10.92%	5.59%	6.71%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Fund Information

Key Fund Statistics

Net Assets	$910,034,350
Number of Portfolio Holdings	27
Portfolio Turnover Rate	58.64%
Advisory Fees - net of reimbursement & waiver, if any	$1,117,900

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	58.4%
Fixed Income Fund	34.7%
Alternative Assets	1.4%
Repurchase Agreement	1.0%
Other assets in excess of liabilities	4.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	12.4%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	12.3%
NVIT Bond Index Fund, Class Y	9.8%
Nationwide Bond Portfolio, Class R6	9.4%
Nationwide International Equity Portfolio, Class R6	8.8%
NVIT Loomis Core Bond Fund, Class Y	8.5%
Nationwide Large Cap Equity Portfolio, Class R6	8.3%
NVIT GS International Equity Insights Fund, Class Y	4.4%
NVIT Loomis Short Term Bond Fund, Class Y	3.4%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	19.7%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Managed Growth Fund

Annual Shareholder Report - December 31, 2025

NAR-ID-MGR-I (12-25)

NVIT Investor Destinations Managed Growth Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$59	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

In addition to the underlying funds, a volatility management process determines whether the Fund should increase or decrease equity exposure by buying or selling futures contracts. The volatility overlay was a detractor during the year.

Top Contributors to Performance

  NVIT J.P. Morgan U.S. Equity Fund

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Equity Portfolio

Top Detractors from Performance

  Nationwide Strategic Income Fund

  Nationwide Inflation-Protected Securities Fund

  iShares Core International Aggregate Bond ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,695	$10,786	$10,855
Dec 17	$12,509	$13,371	$12,447
Dec 18	$11,752	$12,112	$11,855
Dec 19	$13,544	$15,334	$14,112
Dec 20	$14,401	$17,825	$15,917
Dec 21	$16,130	$21,130	$17,541
Dec 22	$13,685	$17,251	$14,950
Dec 23	$15,458	$21,080	$16,926
Dec 24	$16,868	$24,767	$18,326
Dec 25	$18,671	$30,300	$21,249

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	10.69%	5.33%	6.44%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Fund Information

Key Fund Statistics

Net Assets	$910,034,350
Number of Portfolio Holdings	27
Portfolio Turnover Rate	58.64%
Advisory Fees - net of reimbursement & waiver, if any	$1,117,900

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	58.4%
Fixed Income Fund	34.7%
Alternative Assets	1.4%
Repurchase Agreement	1.0%
Other assets in excess of liabilities	4.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	12.4%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	12.3%
NVIT Bond Index Fund, Class Y	9.8%
Nationwide Bond Portfolio, Class R6	9.4%
Nationwide International Equity Portfolio, Class R6	8.8%
NVIT Loomis Core Bond Fund, Class Y	8.5%
Nationwide Large Cap Equity Portfolio, Class R6	8.3%
NVIT GS International Equity Insights Fund, Class Y	4.4%
NVIT Loomis Short Term Bond Fund, Class Y	3.4%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	19.7%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Managed Growth Fund

Annual Shareholder Report - December 31, 2025

NAR-ID-MGR-II (12-25)

NVIT Investor Destinations Moderate Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Investor Destinations Moderate Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$61	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT J.P. Morgan U.S. Equity Fund

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Equity Portfolio

Top Detractors from Performance

  Nationwide Strategic Income Fund

  Nationwide Inflation-Protected Securities Fund

  iShares Core International Aggregate Bond ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,714	$10,786	$10,855
Dec 17	$12,099	$13,371	$12,447
Dec 18	$11,412	$12,112	$11,855
Dec 19	$13,437	$15,334	$14,112
Dec 20	$14,827	$17,825	$15,917
Dec 21	$16,356	$21,130	$17,541
Dec 22	$13,649	$17,251	$14,950
Dec 23	$15,658	$21,080	$16,926
Dec 24	$17,070	$24,767	$18,326
Dec 25	$19,532	$30,300	$21,249

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	14.42%	5.67%	6.92%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Fund Information

Key Fund Statistics

Net Assets	$1,748,350,464
Number of Portfolio Holdings	29
Portfolio Turnover Rate	58.67%
Advisory Fees - net of reimbursement & waiver, if any	$2,258,600

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	61.3%
Fixed Income Fund	37.3%
Repurchase Agreement	5.4%
Alternative Assets	1.5%
Other liabilities in excess of assets	-5.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	11.9%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	11.9%
NVIT Bond Index Fund, Class Y	9.6%
Nationwide Bond Portfolio, Class R6	9.2%
NVIT Loomis Core Bond Fund, Class Y	8.2%
Nationwide International Equity Portfolio, Class R6	8.2%
Nationwide Large Cap Equity Portfolio, Class R6	7.9%
NVIT GS International Equity Insights Fund, Class Y	4.1%
NVIT Loomis Short Term Bond Fund, Class Y	3.3%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	22.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderate Fund

Annual Shareholder Report - December 31, 2025

NAR-ID-MOD-II (12-25)

NVIT Investor Destinations Moderate Fund

Class P

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Investor Destinations Moderate Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$45	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT J.P. Morgan U.S. Equity Fund

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Equity Portfolio

Top Detractors from Performance

  Nationwide Strategic Income Fund

  Nationwide Inflation-Protected Securities Fund

  iShares Core International Aggregate Bond ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class P	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,728	$10,786	$10,855
Dec 17	$12,140	$13,371	$12,447
Dec 18	$11,469	$12,112	$11,855
Dec 19	$13,513	$15,334	$14,112
Dec 20	$14,944	$17,825	$15,917
Dec 21	$16,504	$21,130	$17,541
Dec 22	$13,783	$17,251	$14,950
Dec 23	$15,843	$21,080	$16,926
Dec 24	$17,297	$24,767	$18,326
Dec 25	$19,837	$30,300	$21,249

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	14.68%	5.83%	7.09%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderate Target Risk Index	15.95%	5.95%	7.83%

Fund Information

Key Fund Statistics

Net Assets	$1,748,350,464
Number of Portfolio Holdings	29
Portfolio Turnover Rate	58.67%
Advisory Fees - net of reimbursement & waiver, if any	$2,258,600

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	61.3%
Fixed Income Fund	37.3%
Repurchase Agreement	5.4%
Alternative Assets	1.5%
Other liabilities in excess of assets	-5.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	11.9%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	11.9%
NVIT Bond Index Fund, Class Y	9.6%
Nationwide Bond Portfolio, Class R6	9.2%
NVIT Loomis Core Bond Fund, Class Y	8.2%
Nationwide International Equity Portfolio, Class R6	8.2%
Nationwide Large Cap Equity Portfolio, Class R6	7.9%
NVIT GS International Equity Insights Fund, Class Y	4.1%
NVIT Loomis Short Term Bond Fund, Class Y	3.3%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	22.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderate Fund

Annual Shareholder Report - December 31, 2025

NAR-ID-MOD-P (12-25)

NVIT Investor Destinations Moderately Aggressive Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$62	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT GS International Equity Insights Fund

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Equity Portfolio

Top Detractors from Performance

  JPMorgan Equity Premium Income ETF

  NVIT Loomis Short Term Bond Fund

  iShares Core S&P Small-Cap ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderately Aggressive Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,848	$10,786	$11,019
Dec 17	$12,657	$13,371	$13,102
Dec 18	$11,679	$12,112	$12,219
Dec 19	$14,229	$15,334	$15,025
Dec 20	$15,983	$17,825	$17,051
Dec 21	$18,161	$21,130	$19,446
Dec 22	$14,841	$17,251	$16,436
Dec 23	$17,502	$21,080	$19,062
Dec 24	$19,463	$24,767	$21,094
Dec 25	$22,845	$30,300	$24,986

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	17.38%	7.41%	8.61%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderately Aggressive Target Risk Index	18.45%	7.94%	9.59%

Fund Information

Key Fund Statistics

Net Assets	$1,048,146,481
Number of Portfolio Holdings	20
Portfolio Turnover Rate	59.75%
Advisory Fees - net of reimbursement & waiver, if any	$1,303,583

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	78.5%
Fixed Income Fund	21.6%
Repurchase Agreement	2.0%
Other liabilities in excess of assets	-2.1%
Nationwide International Equity Portfolio, Class R6	14.4%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	13.3%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	13.2%
Nationwide Large Cap Equity Portfolio, Class R6	11.1%
NVIT Bond Index Fund, Class Y	8.6%
Nationwide Bond Portfolio, Class R6	7.0%
NVIT GS International Equity Insights Fund, Class Y	6.9%
NVIT Loomis Core Bond Fund, Class Y	5.3%
iShares Core S&P Small-Cap ETF	4.2%
NVIT Emerging Markets Fund, Class Y	3.9%
Other HoldingsFootnote Reference#	12.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderately Aggressive Fund

Annual Shareholder Report - December 31, 2025

NAR-ID-MAG-II (12-25)

NVIT Investor Destinations Moderately Aggressive Fund

Class P

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$46	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT GS International Equity Insights Fund

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Equity Portfolio

Top Detractors from Performance

  JPMorgan Equity Premium Income ETF

  NVIT Loomis Short Term Bond Fund

  iShares Core S&P Small-Cap ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class P	MSCI ACWI	Morningstar® Moderately Aggressive Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,864	$10,786	$11,019
Dec 17	$12,692	$13,371	$13,102
Dec 18	$11,726	$12,112	$12,219
Dec 19	$14,311	$15,334	$15,025
Dec 20	$16,104	$17,825	$17,051
Dec 21	$18,332	$21,130	$19,446
Dec 22	$14,991	$17,251	$16,436
Dec 23	$17,710	$21,080	$19,062
Dec 24	$19,735	$24,767	$21,094
Dec 25	$23,211	$30,300	$24,986

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	17.62%	7.59%	8.79%
MSCI ACWI	22.34%	11.19%	11.72%
Morningstar® Moderately Aggressive Target Risk Index	18.45%	7.94%	9.59%

Fund Information

Key Fund Statistics

Net Assets	$1,048,146,481
Number of Portfolio Holdings	20
Portfolio Turnover Rate	59.75%
Advisory Fees - net of reimbursement & waiver, if any	$1,303,583

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	78.5%
Fixed Income Fund	21.6%
Repurchase Agreement	2.0%
Other liabilities in excess of assets	-2.1%
Nationwide International Equity Portfolio, Class R6	14.4%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	13.3%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	13.2%
Nationwide Large Cap Equity Portfolio, Class R6	11.1%
NVIT Bond Index Fund, Class Y	8.6%
Nationwide Bond Portfolio, Class R6	7.0%
NVIT GS International Equity Insights Fund, Class Y	6.9%
NVIT Loomis Core Bond Fund, Class Y	5.3%
iShares Core S&P Small-Cap ETF	4.2%
NVIT Emerging Markets Fund, Class Y	3.9%
Other HoldingsFootnote Reference#	12.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderately Aggressive Fund

Annual Shareholder Report - December 31, 2025

NAR-ID-MAG-P (12-25)

NVIT Investor Destinations Moderately Conservative Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Investor Destinations Moderately Conservative Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$61	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT GS International Equity Insights Fund

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Equity Portfolio

Top Detractors from Performance

  Nationwide Strategic Income Fund

  iShares Core S&P Small-Cap ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,570	$10,265	$10,665
Dec 17	$11,544	$10,628	$11,824
Dec 18	$11,113	$10,629	$11,485
Dec 19	$12,611	$11,556	$13,238
Dec 20	$13,690	$12,424	$14,804
Dec 21	$14,608	$12,233	$15,747
Dec 22	$12,506	$10,641	$13,566
Dec 23	$13,913	$11,230	$15,043
Dec 24	$14,759	$11,370	$16,006
Dec 25	$16,483	$12,200	$18,066

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	11.68%	3.78%	5.12%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar® Moderately Conservative Target Risk Index	12.87%	4.06%	6.10%

Fund Information

Key Fund Statistics

Net Assets	$485,991,246
Number of Portfolio Holdings	26
Portfolio Turnover Rate	61.56%
Advisory Fees - net of reimbursement & waiver, if any	$640,679

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	55.5%
Equity Fund	42.1%
Repurchase Agreement	4.0%
Alternative Assets	2.5%
Other liabilities in excess of assets	-4.1%
Nationwide Bond Portfolio, Class R6	12.2%
NVIT Bond Index Fund, Class Y	12.2%
NVIT Loomis Core Bond Fund, Class Y	9.0%
NVIT Loomis Short Term Bond Fund, Class Y	7.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	7.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	7.2%
iShares Core International Aggregate Bond ETF	5.8%
Nationwide International Equity Portfolio, Class R6	5.5%
Nationwide Large Cap Equity Portfolio, Class R6	4.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.9%
Other HoldingsFootnote Reference#	24.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderately Conservative Fund

Annual Shareholder Report - December 31, 2025

NAR-ID-MCON-II (12-25)

NVIT Investor Destinations Moderately Conservative Fund

Class P

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Investor Destinations Moderately Conservative Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$45	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P® 500 Index delivered a total return of 17.88%, despite notable early-year volatility, including a nearly 19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return of 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  NVIT GS International Equity Insights Fund

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Equity Portfolio

Top Detractors from Performance

  Nationwide Strategic Income Fund

  iShares Core S&P Small-Cap ETF

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class P	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,583	$10,265	$10,665
Dec 17	$11,571	$10,628	$11,824
Dec 18	$11,157	$10,629	$11,485
Dec 19	$12,682	$11,556	$13,238
Dec 20	$13,787	$12,424	$14,804
Dec 21	$14,734	$12,233	$15,747
Dec 22	$12,622	$10,641	$13,566
Dec 23	$14,067	$11,230	$15,043
Dec 24	$14,958	$11,370	$16,006
Dec 25	$16,726	$12,200	$18,066

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	11.82%	3.94%	5.28%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar® Moderately Conservative Target Risk Index	12.87%	4.06%	6.10%

Fund Information

Key Fund Statistics

Net Assets	$485,991,246
Number of Portfolio Holdings	26
Portfolio Turnover Rate	61.56%
Advisory Fees - net of reimbursement & waiver, if any	$640,679

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	55.5%
Equity Fund	42.1%
Repurchase Agreement	4.0%
Alternative Assets	2.5%
Other liabilities in excess of assets	-4.1%
Nationwide Bond Portfolio, Class R6	12.2%
NVIT Bond Index Fund, Class Y	12.2%
NVIT Loomis Core Bond Fund, Class Y	9.0%
NVIT Loomis Short Term Bond Fund, Class Y	7.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	7.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	7.2%
iShares Core International Aggregate Bond ETF	5.8%
Nationwide International Equity Portfolio, Class R6	5.5%
Nationwide Large Cap Equity Portfolio, Class R6	4.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.9%
Other HoldingsFootnote Reference#	24.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderately Conservative Fund

Annual Shareholder Report - December 31, 2025

NAR-ID-MCON-P (12-25)

NVIT iShares® Fixed Income ETF Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT iShares® Fixed Income ETF Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$69	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Public markets delivered strong, broad-based returns in 2025, supported by a weaker dollar, Fed rate cuts, and improving global growth. U.S. GDP rebounded sharply after a weak Q1, while international equities outperformed on multiple expansion and currency tailwinds. The S&P 500® Index rose 17.9% with gains across all sectors, reflecting broader participation despite continued mega-cap tech strength. Value and momentum factors led U.S. styles. Bonds recovered as easing policy lifted returns across credit and Treasuries.

Top Contributors to Performance

  iShares Core U.S. Aggregate Bond ETF had the largest positive impact.

  iShares Core 1-5 Year USD Bond ETF contributed to performance.

  iShares MBS ETF also contributed positively to performance.

Top Detractors from Performance

  iShares U.S. Treasury Bond ETF detracted for the period.

  iShares CORE 10+ Year USD Bond ETF also detracted from performance.

  iShares Core Universal USD Bond ETF hindered performance for the period.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Bloomberg U.S. Aggregate Bond Index
Jan 19	$10,000	$10,000
Dec 19	$10,851	$10,844
Dec 20	$11,624	$11,658
Dec 21	$11,389	$11,479
Dec 22	$9,824	$9,985
Dec 23	$10,337	$10,538
Dec 24	$10,421	$10,669
Dec 25	$11,080	$11,448

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class II - (Inception 01/23/2019)	6.33%	-0.95%	1.49%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.97%

Fund Information

Key Fund Statistics

Net Assets	$98,049,458
Number of Portfolio Holdings	9
Portfolio Turnover Rate	7.80%
Advisory Fees - net of reimbursement & waiver, if any	$49,346

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	99.9%
Repurchase Agreement	11.2%
Other liabilities in excess of assets	-11.1%
iShares Core U.S. Aggregate Bond ETF	44.9%
iShares Core 1-5 Year USD Bond ETF	13.5%
iShares MBS ETF	9.0%
iShares Core Universal USD Bond ETF	9.0%
iShares Core 10+ Year USD Bond ETF	9.0%
iShares U.S. Treasury Bond ETF	4.5%
Cantor Fitzgerald & Co.	8.7%
BofA Securities, Inc.	0.9%
Citi Global Market, Inc.	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT iShares® Fixed Income ETF Fund

Annual Shareholder Report - December 31, 2025

NAR-ISH-FX-II (12-25)

NVIT iShares® Fixed Income ETF Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT iShares® Fixed Income ETF Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$18	0.17%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Public markets delivered strong, broad-based returns in 2025, supported by a weaker dollar, Fed rate cuts, and improving global growth. U.S. GDP rebounded sharply after a weak Q1, while international equities outperformed on multiple expansion and currency tailwinds. The S&P 500® Index rose 17.9% with gains across all sectors, reflecting broader participation despite continued mega-cap tech strength. Value and momentum factors led U.S. styles. Bonds recovered as easing policy lifted returns across credit and Treasuries.

Top Contributors to Performance

  iShares Core U.S. Aggregate Bond ETF had the largest positive impact.

  iShares Core 1-5 Year USD Bond ETF contributed to performance.

  iShares MBS ETF also contributed positively to performance.

Top Detractors from Performance

  iShares U.S. Treasury Bond ETF detracted for the period.

  iShares CORE 10+ Year USD Bond ETF also detracted from performance.

  iShares Core Universal USD Bond ETF hindered performance for the period.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index
Jan 19	$10,000	$10,000
Dec 19	$10,897	$10,844
Dec 20	$11,742	$11,658
Dec 21	$11,556	$11,479
Dec 22	$10,018	$9,985
Dec 23	$10,595	$10,538
Dec 24	$10,739	$10,669
Dec 25	$11,478	$11,448

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 01/23/2019)	6.88%	-0.45%	2.01%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.97%

Fund Information

Key Fund Statistics

Net Assets	$98,049,458
Number of Portfolio Holdings	9
Portfolio Turnover Rate	7.80%
Advisory Fees - net of reimbursement & waiver, if any	$49,346

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	99.9%
Repurchase Agreement	11.2%
Other liabilities in excess of assets	-11.1%
iShares Core U.S. Aggregate Bond ETF	44.9%
iShares Core 1-5 Year USD Bond ETF	13.5%
iShares MBS ETF	9.0%
iShares Core Universal USD Bond ETF	9.0%
iShares Core 10+ Year USD Bond ETF	9.0%
iShares U.S. Treasury Bond ETF	4.5%
Cantor Fitzgerald & Co.	8.7%
BofA Securities, Inc.	0.9%
Citi Global Market, Inc.	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT iShares® Fixed Income ETF Fund

Annual Shareholder Report - December 31, 2025

NAR-ISH-FX-Y (12-25)

NVIT iShares® Global Equity ETF Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT iShares® Global Equity ETF Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$73	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Public markets delivered strong, broad-based returns in 2025, supported by a weaker dollar, Fed rate cuts, and improving global growth. U.S. GDP rebounded sharply after a weak Q1, while international equities outperformed on multiple expansion and currency tailwinds. The S&P 500® Index rose 17.9% with gains across all sectors, reflecting broader participation despite continued mega-cap tech strength. Value and momentum factors led U.S. styles. Bonds recovered as easing policy lifted returns across credit and Treasuries. Looking ahead, we expect above-trend growth in 2026, driven by artificial intelligence (AI) investment, though labor market cooling remains a key risk.

Top Contributors to Performance

  iShares Core S&P Total U.S. Stock Market ETF

  iShares Core MSCI International Developed Markets ETF

  iShares Core MSCI EAFE ETF

Top Detractors from Performance

  iShares MSCI USA Size Factor ETF

  iShares U.S. Small-Cap Equity Factor ETF

  iShares MSCI USA Momentum Factor ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	MSCI World Index - Net Return
Jan 19	$10,000	$10,000	$10,000
Dec 19	$11,923	$12,032	$12,147
Dec 20	$13,803	$13,987	$14,078
Dec 21	$16,821	$16,580	$17,150
Dec 22	$14,066	$13,536	$14,406
Dec 23	$16,947	$16,541	$17,833
Dec 24	$19,585	$19,434	$21,163
Dec 25	$23,110	$23,776	$25,626

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class II - (Inception 01/23/2019)	18.00%	10.86%	12.83%
MSCI ACWI	22.34%	11.19%	13.32%
MSCI World Index - Net Return	21.09%	12.15%	14.10%

Fund Information

Key Fund Statistics

Net Assets	$108,907,748
Number of Portfolio Holdings	16
Portfolio Turnover Rate	16.94%
Advisory Fees - net of reimbursement & waiver, if any	$65,528

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	100.0%
Repurchase Agreement	13.6%
Other liabilities in excess of assets	-13.6%
iShares Core S&P Total U.S. Stock Market ETF	24.8%
iShares Core S&P Mid-Cap ETF	15.4%
iShares Core MSCI International Developed Markets ETF	12.2%
iShares Core MSCI EAFE ETF	10.3%
iShares U.S. Equity Factor ETF	7.9%
iShares Core S&P 500 ETF	6.2%
iShares Core S&P Small-Cap ETF	2.5%
iShares MSCI USA Momentum Factor ETF	1.9%
iShares MSCI USA Value Factor ETF	1.8%
iShares MSCI USA Quality Factor ETF	1.8%
Other HoldingsFootnote Reference#	15.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT iShares® Global Equity ETF Fund

Annual Shareholder Report - December 31, 2025

NAR-ISH-GEQ-II (12-25)

NVIT iShares® Global Equity ETF Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT iShares® Global Equity ETF Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$19	0.17%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Public markets delivered strong, broad-based returns in 2025, supported by a weaker dollar, Fed rate cuts, and improving global growth. U.S. GDP rebounded sharply after a weak Q1, while international equities outperformed on multiple expansion and currency tailwinds. The S&P 500® Index rose 17.9% with gains across all sectors, reflecting broader participation despite continued mega-cap tech strength. Value and momentum factors led U.S. styles. Bonds recovered as easing policy lifted returns across credit and Treasuries. Looking ahead, we expect above-trend growth in 2026, driven by artificial intelligence (AI) investment, though labor market cooling remains a key risk.

Top Contributors to Performance

  iShares Core S&P Total U.S. Stock Market ETF

  iShares Core MSCI International Developed Markets ETF

  iShares Core MSCI EAFE ETF

Top Detractors from Performance

  iShares MSCI USA Size Factor ETF

  iShares U.S. Small-Cap Equity Factor ETF

  iShares MSCI USA Momentum Factor ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	MSCI ACWI	MSCI World Index - Net Return
Jan 19	$10,000	$10,000	$10,000
Dec 19	$11,982	$12,032	$12,147
Dec 20	$13,938	$13,987	$14,078
Dec 21	$17,062	$16,580	$17,150
Dec 22	$14,338	$13,536	$14,406
Dec 23	$17,357	$16,541	$17,833
Dec 24	$20,167	$19,434	$21,163
Dec 25	$23,911	$23,776	$25,626

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 01/23/2019)	18.57%	11.40%	13.39%
MSCI ACWI	22.34%	11.19%	13.32%
MSCI World Index - Net Return	21.09%	12.15%	14.10%

Fund Information

Key Fund Statistics

Net Assets	$108,907,748
Number of Portfolio Holdings	16
Portfolio Turnover Rate	16.94%
Advisory Fees - net of reimbursement & waiver, if any	$65,528

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	100.0%
Repurchase Agreement	13.6%
Other liabilities in excess of assets	-13.6%
iShares Core S&P Total U.S. Stock Market ETF	24.8%
iShares Core S&P Mid-Cap ETF	15.4%
iShares Core MSCI International Developed Markets ETF	12.2%
iShares Core MSCI EAFE ETF	10.3%
iShares U.S. Equity Factor ETF	7.9%
iShares Core S&P 500 ETF	6.2%
iShares Core S&P Small-Cap ETF	2.5%
iShares MSCI USA Momentum Factor ETF	1.9%
iShares MSCI USA Value Factor ETF	1.8%
iShares MSCI USA Quality Factor ETF	1.8%
Other HoldingsFootnote Reference#	15.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT iShares® Global Equity ETF Fund

Annual Shareholder Report - December 31, 2025

NAR-ISH-GEQ-Y (12-25)

NVIT J.P. Morgan Digital Evolution Strategy Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT J.P. Morgan Digital Evolution Strategy Fund (the "Fund") for the period of May 2, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$79	0.96%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed its benchmark during the trailing 1-year period. In 2025, the S&P 500 Index® achieved returns of +17.9%, despite early-year volatility from historic tariff hikes and shifting global dynamics. US equities were outpaced by other regions, marking the first time in 20 years that the S&P 500 was the weakest major equity market. Artificial intelligence remained the dominant market theme, with communication services and information technology sectors outperforming. However, only two of the “Magnificent Seven” tech giants surpassed the index return, while consumer-facing sectors lagged amid soft job growth and cautious spending.

Top Contributors to Performance

  The information technology services, technology hardware, storage & peripherals and semiconductors & semiconductor equipment sectors contributed to performance.

  From an individual stock perspective, overweight positions in Micron Technology (MU) and Seagate Technology (STX) and underweight in Accenture (ACN) contributed to performance.

Top Detractors from Performance

  The interactive media & services, entertainment and financial services sectors detracted from performance.

  From an individual stock perspective, an overweight position in Meta Platforms (META) and underweights in Palantir Technologies (PLTR) and Lam Research (LRCX) detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Russell 1000® Index	S&P North American Technology Sector Index™
May 25	$10,000	$10,000	$10,000
Dec 25	$14,648	$12,362	$14,179

Average Annual Total Returns

Since inceptionFootnote Reference^
Class II - (Inception 05/01/2025)	46.48%
Russell 1000® Index	23.62%
S&P North American Technology Sector Index™	41.79%
Footnote	Description
Footnote^	Not annualized.

Fund Information

Key Fund Statistics

Net Assets	$36,741,563
Number of Portfolio Holdings	43
Portfolio Turnover Rate	90.46%
Advisory Fees - net of reimbursement & waiver, if any	$-

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	69.4%
Other assets in excess of liabilities	30.6%
Semiconductors & Semiconductor Equipment	32.2%
Software	27.9%
Interactive Media & Services	13.8%
Technology Hardware, Storage & Peripherals	7.6%
IT Services	7.2%
Electronic Equipment, Instruments & Components	3.0%
Entertainment	3.0%
Broadline Retail	2.0%
Communications Equipment	2.0%
Financial Services	1.3%
Other Industries	0.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Effective January 1, 2025, the expense limitation rate changed from 0.62% to 0.56%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Digital Evolution Strategy Fund

Annual Shareholder Report - December 31, 2025

NAR-JPM-DES-II (12-25)

NVIT J.P. Morgan Digital Evolution Strategy Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT J.P. Morgan Digital Evolution Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$65	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed its benchmark during the trailing 1-year period. In 2025, the S&P 500 Index® achieved returns of +17.9%, despite early-year volatility from historic tariff hikes and shifting global dynamics. US equities were outpaced by other regions, marking the first time in 20 years that the S&P 500 was the weakest major equity market. Artificial intelligence remained the dominant market theme, with communication services and information technology sectors outperforming. However, only two of the “Magnificent Seven” tech giants surpassed the index return, while consumer-facing sectors lagged amid soft job growth and cautious spending.

Top Contributors to Performance

  The information technology services, technology hardware, storage & peripherals and semiconductors & semiconductor equipment sectors contributed to performance.

  From an individual stock perspective, overweight positions in Micron Technology (MU) and Seagate Technology (STX) and underweight in Accenture (ACN) contributed to performance.

Top Detractors from Performance

  The interactive media & services, entertainment and financial services sectors detracted from performance.

  From an individual stock perspective, an overweight position in Meta Platforms (META) and underweights in Palantir Technologies (PLTR) and Lam Research (LRCX) detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	Russell 1000® Index	S&P North American Technology Sector Index™
Apr 22	$10,000	$10,000	$10,000
Dec 22	$7,760	$9,259	$8,400
Dec 23	$13,141	$11,715	$13,535
Dec 24	$18,067	$14,587	$18,418
Dec 25	$24,046	$17,121	$25,064

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class Y - (Inception 04/27/2022)	33.10%	45.79%	26.93%
Russell 1000® Index	17.37%	22.74%	15.72%
S&P North American Technology Sector Index™	27.82%	40.99%	26.17%

Fund Information

Key Fund Statistics

Net Assets	$36,741,563
Number of Portfolio Holdings	43
Portfolio Turnover Rate	90.46%
Advisory Fees - net of reimbursement & waiver, if any	$-

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	69.4%
Other assets in excess of liabilities	30.6%
Semiconductors & Semiconductor Equipment	32.2%
Software	27.9%
Interactive Media & Services	13.8%
Technology Hardware, Storage & Peripherals	7.6%
IT Services	7.2%
Electronic Equipment, Instruments & Components	3.0%
Entertainment	3.0%
Broadline Retail	2.0%
Communications Equipment	2.0%
Financial Services	1.3%
Other Industries	0.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Effective January 1, 2025, the expense limitation rate changed from 0.62% to 0.56%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Digital Evolution Strategy Fund

Annual Shareholder Report - December 31, 2025

NAR-JPM-DES-Y (12-25)

NVIT J.P. Morgan Equity and Options Total Return Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT J.P. Morgan Equity and Options Total Return Fund (the "Fund")(formerly known as NVIT AQR Large Cap Defensive Style Fund) for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$86	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Since inception (9/25/2025), the Fund outperformed its benchmark, returning +6.28% (gross of fees) compared to +3.97% for the S&P 500® Index, with reduced volatility as compared to the S&P 500. This outperformance was driven by positive alpha from the underlying equity portfolio and higher volatility over this period, which benefited the options overlay. Over the long term, our objective remains to deliver a diversified stream of total returns with lower beta and volatility than the S&P 500.

Top Contributors to Performance

  Information technology, financials and industrials were the top contributing sectors.

  Overweights in Micron Technology and Wells Fargo and an underweight in Netflix were the top individual contributors.

Top Detractors from Performance

  Communication services, consumer staples and health care were the top detracting sectors.

  An overweight in Meta Platforms and underweights in Alphabet and Advanced Micro Devices were the top individual detractors.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	S&P 500® Index	ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$11,139	$11,196	$10,025
Dec 17	$13,425	$13,640	$10,107
Dec 18	$13,424	$13,043	$10,292
Dec 19	$17,359	$17,150	$10,520
Dec 20	$19,156	$20,305	$10,576
Dec 21	$23,348	$26,135	$10,582
Dec 22	$21,376	$21,402	$10,744
Dec 23	$23,145	$27,029	$11,292
Dec 24	$26,306	$33,791	$11,890
Dec 25	$30,643	$39,833	$12,399

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	16.49%	9.85%	11.85%
S&P 500® Index	17.88%	14.42%	14.82%
ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index	4.28%	3.23%	2.17%

Fund Information

Key Fund Statistics

Net Assets	$710,110,348
Number of Portfolio Holdings	112
Portfolio Turnover Rate	91.00%
Advisory Fees - net of reimbursement & waiver, if any	$4,037,455

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.8%
Other assets in excess of liabilities	0.2%
Semiconductors & Semiconductor Equipment	15.0%
Software	10.6%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	8.0%
Broadline Retail	4.4%
Banks	4.4%
Capital Markets	3.8%
Financial Services	3.2%
Aerospace & Defense	3.1%
Pharmaceuticals	3.0%
Other Industries	36.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective end of business September 19, 2025, the NVIT AQR Large Cap Defensive Style Fund was renamed "NVIT J.P. Morgan Equity and Options Total Return Fund".

2. Effective end of business September 19, 2025, the subadviser was changed from AQR Capital Management, LLC to J.P. Morgan Investment Management Inc.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Equity and Options Total Return Fund

Annual Shareholder Report - December 31, 2025

NAR-LCD-I (12-25)

NVIT J.P. Morgan Equity and Options Total Return Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT J.P. Morgan Equity and Options Total Return Fund (the "Fund")(formerly known as NVIT AQR Large Cap Defensive Style Fund) for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$113	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Since inception (9/25/2025), the Fund outperformed its benchmark, returning +6.28% (gross of fees) compared to +3.97% for the S&P 500® Index, with reduced volatility as compared to the S&P 500. This outperformance was driven by positive alpha from the underlying equity portfolio and higher volatility over this period, which benefited the options overlay. Over the long term, our objective remains to deliver a diversified stream of total returns with lower beta and volatility than the S&P 500.

Top Contributors to Performance

  Information technology, financials and industrials were the top contributing sectors.

  Overweights in Micron Technology and Wells Fargo and an underweight in Netflix were the top individual contributors.

Top Detractors from Performance

  Communication services, consumer staples and health care were the top detracting sectors.

  An overweight in Meta Platforms and underweights in Alphabet and Advanced Micro Devices were the top individual detractors.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	S&P 500® Index	ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$11,116	$11,196	$10,025
Dec 17	$13,366	$13,640	$10,107
Dec 18	$13,329	$13,043	$10,292
Dec 19	$17,197	$17,150	$10,520
Dec 20	$18,926	$20,305	$10,576
Dec 21	$23,009	$26,135	$10,582
Dec 22	$21,016	$21,402	$10,744
Dec 23	$22,705	$27,029	$11,292
Dec 24	$25,732	$33,791	$11,890
Dec 25	$29,904	$39,833	$12,399

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	16.22%	9.58%	11.58%
S&P 500® Index	17.88%	14.42%	14.82%
ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index	4.28%	3.23%	2.17%

Fund Information

Key Fund Statistics

Net Assets	$710,110,348
Number of Portfolio Holdings	112
Portfolio Turnover Rate	91.00%
Advisory Fees - net of reimbursement & waiver, if any	$4,037,455

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.8%
Other assets in excess of liabilities	0.2%
Semiconductors & Semiconductor Equipment	15.0%
Software	10.6%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	8.0%
Broadline Retail	4.4%
Banks	4.4%
Capital Markets	3.8%
Financial Services	3.2%
Aerospace & Defense	3.1%
Pharmaceuticals	3.0%
Other Industries	36.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective end of business September 19, 2025, the NVIT AQR Large Cap Defensive Style Fund was renamed "NVIT J.P. Morgan Equity and Options Total Return Fund".

2. Effective end of business September 19, 2025, the subadviser was changed from AQR Capital Management, LLC to J.P. Morgan Investment Management Inc.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Equity and Options Total Return Fund

Annual Shareholder Report - December 31, 2025

NAR-LCD-II (12-25)

NVIT J.P. Morgan Equity and Options Total Return Fund

Class IV

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT J.P. Morgan Equity and Options Total Return Fund (the "Fund")(formerly known as NVIT AQR Large Cap Defensive Style Fund) for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$86	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Since inception (9/25/2025), the Fund outperformed its benchmark, returning +6.28% (gross of fees) compared to +3.97% for the S&P 500® Index, with reduced volatility as compared to the S&P 500. This outperformance was driven by positive alpha from the underlying equity portfolio and higher volatility over this period, which benefited the options overlay. Over the long term, our objective remains to deliver a diversified stream of total returns with lower beta and volatility than the S&P 500.

Top Contributors to Performance

  Information technology, financials and industrials were the top contributing sectors.

  Overweights in Micron Technology and Wells Fargo and an underweight in Netflix were the top individual contributors.

Top Detractors from Performance

  Communication services, consumer staples and health care were the top detracting sectors.

  An overweight in Meta Platforms and underweights in Alphabet and Advanced Micro Devices were the top individual detractors.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class IV	S&P 500® Index	ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$11,140	$11,196	$10,025
Dec 17	$13,428	$13,640	$10,107
Dec 18	$13,428	$13,043	$10,292
Dec 19	$17,368	$17,150	$10,520
Dec 20	$19,160	$20,305	$10,576
Dec 21	$23,357	$26,135	$10,582
Dec 22	$21,384	$21,402	$10,744
Dec 23	$23,156	$27,029	$11,292
Dec 24	$26,322	$33,791	$11,890
Dec 25	$30,656	$39,833	$12,399

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	16.47%	9.86%	11.85%
S&P 500® Index	17.88%	14.42%	14.82%
ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index	4.28%	3.23%	2.17%

Fund Information

Key Fund Statistics

Net Assets	$710,110,348
Number of Portfolio Holdings	112
Portfolio Turnover Rate	91.00%
Advisory Fees - net of reimbursement & waiver, if any	$4,037,455

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.8%
Other assets in excess of liabilities	0.2%
Semiconductors & Semiconductor Equipment	15.0%
Software	10.6%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	8.0%
Broadline Retail	4.4%
Banks	4.4%
Capital Markets	3.8%
Financial Services	3.2%
Aerospace & Defense	3.1%
Pharmaceuticals	3.0%
Other Industries	36.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective end of business September 19, 2025, the NVIT AQR Large Cap Defensive Style Fund was renamed "NVIT J.P. Morgan Equity and Options Total Return Fund".

2. Effective end of business September 19, 2025, the subadviser was changed from AQR Capital Management, LLC to J.P. Morgan Investment Management Inc.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Equity and Options Total Return Fund

Annual Shareholder Report - December 31, 2025

NAR-LCD-IV (12-25)

NVIT J.P. Morgan Inflation Managed Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT J.P. Morgan Inflation Managed Fund (the "Fund") for the period of April 28, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$33	0.47%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund has performed in line with strategy expectations since inception. As of December 31, 2025, the Fund has delivered a cumulative return of 3.02% gross of fees, outperforming its benchmark, the Bloomberg Treasury Inflation Notes: 1–10 Year Index, which returned 2.69% over the same period. This represents an excess return of 33 basis points, reflecting positive relative performance since the Fund’s inception on May 1, 2025.

Top Contributors to Performance

  Allocation to Investment Grade credit contributed meaningfully to performance over the period.

  Performance was further supported by our positions in Agency Mortgage.

  Duration and Curve were positive contributors to performance during the period as well.

Top Detractors from Performance

  Allocation to Credit Default Swap Index detracted from performance over the period.

  Allocation to the 5 year Overnight Index Swap was a detractor from performance over the period.

  The narrowing of the inflation basis between CPI and Breakeven detracted from performance over the period.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-10 Year U.S. TIPS Index
Apr 25	$10,000	$10,000	$10,000
Dec 25	$10,336	$10,486	$10,338

Average Annual Total Returns

Since inceptionFootnote Reference^
Class I - (Inception 04/25/2025)	3.36%
Bloomberg U.S. Aggregate Bond Index	4.86%
Bloomberg 1-10 Year U.S. TIPS Index	3.38%
Footnote	Description
Footnote^	Not annualized.

Fund Information

Key Fund Statistics

Net Assets	$249,795,346
Number of Portfolio Holdings	369
Portfolio Turnover Rate	107.62%
Advisory Fees - net of reimbursement & waiver, if any	$-

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	53.4%
Corporate Bonds	27.8%
Mortgage-Backed Securities	14.6%
Asset-Backed Securities	3.4%
Other assets in excess of liabilities	0.8%
Banks	9.0%
Electric Utilities	2.8%
Capital Markets	2.3%
Consumer Finance	1.7%
Oil, Gas & Consumable Fuels	1.6%
Aerospace & Defense	0.7%
Health Care Providers & Services	0.7%
Financial Services	0.7%
Multi-Utilities	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Other Industries	79.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class I is 0.52%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Inflation Managed Fund

Annual Shareholder Report - December 31, 2025

NAR-INMG-I (12-25)

NVIT J.P. Morgan Inflation Managed Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT J.P. Morgan Inflation Managed Fund (the "Fund") for the period of April 28, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$52	0.75%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund has performed in line with strategy expectations since inception. As of December 31, 2025, the Fund has delivered a cumulative return of 3.02% gross of fees, outperforming its benchmark, the Bloomberg Treasury Inflation Notes: 1–10 Year Index, which returned 2.69% over the same period. This represents an excess return of 33 basis points, reflecting positive relative performance since the Fund’s inception on May 1, 2025.

Top Contributors to Performance

  Allocation to Investment Grade credit contributed meaningfully to performance over the period.

  Performance was further supported by our positions in Agency Mortgage.

  Duration and Curve were positive contributors to performance during the period as well.

Top Detractors from Performance

  Allocation to Credit Default Swap Index detracted from performance over the period.

  Allocation to the 5 year Overnight Index Swap was a detractor from performance over the period.

  The narrowing of the inflation basis between CPI and Breakeven detracted from performance over the period.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-10 Year U.S. TIPS Index
Apr 25	$10,000	$10,000	$10,000
Dec 25	$10,314	$10,486	$10,338

Average Annual Total Returns

Since inceptionFootnote Reference^
Class II - (Inception 04/25/2025)	3.14%
Bloomberg U.S. Aggregate Bond Index	4.86%
Bloomberg 1-10 Year U.S. TIPS Index	3.38%
Footnote	Description
Footnote^	Not annualized.

Fund Information

Key Fund Statistics

Net Assets	$249,795,346
Number of Portfolio Holdings	369
Portfolio Turnover Rate	107.62%
Advisory Fees - net of reimbursement & waiver, if any	$-

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	53.4%
Corporate Bonds	27.8%
Mortgage-Backed Securities	14.6%
Asset-Backed Securities	3.4%
Other assets in excess of liabilities	0.8%
Banks	9.0%
Electric Utilities	2.8%
Capital Markets	2.3%
Consumer Finance	1.7%
Oil, Gas & Consumable Fuels	1.6%
Aerospace & Defense	0.7%
Health Care Providers & Services	0.7%
Financial Services	0.7%
Multi-Utilities	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Other Industries	79.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class II is 0.77%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Inflation Managed Fund

Annual Shareholder Report - December 31, 2025

NAR-INMG-II (12-25)

NVIT J.P. Morgan Innovators Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT J.P. Morgan Innovators Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$66	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund underperformed its benchmark during the trailing 1-year period. In 2025, the S&P 500® Index achieved returns of +17.9%, despite early-year volatility from historic tariff hikes and shifting global dynamics. US equities were outpaced by other regions, marking the first time in 20 years that the S&P 500 was the weakest major equity market. Artificial intelligence remained the dominant market theme, with communication services and information technology sectors outperforming. However, only two of the “Magnificent Seven” tech giants surpassed the index, while consumer-facing sectors lagged amid soft job growth and cautious spending.

Top Contributors to Performance

  The information technology, consumer staples and industrials sectors contributed to performance.

  From an individual stock perspective, overweight positions in Lumentum (LITE), Applovin (APP) and Unity Software (U) contributed to performance.

Top Detractors from Performance

  The financials, communication services and health care sectors detracted from performance.

  From an individual stock perspective, overweight positions in Fiserv (FIV), Corpay (CPAY) and Reddit (RDDT) detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	Russell 1000® Index
Apr 22	$10,000	$10,000
Dec 22	$8,670	$9,259
Dec 23	$11,633	$11,715
Dec 24	$14,315	$14,587
Dec 25	$16,386	$17,121

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class Y - (Inception 04/27/2022)	14.47%	23.64%	14.36%
Russell 1000® Index	17.37%	22.74%	15.72%

Fund Information

Key Fund Statistics

Net Assets	$9,840,298
Number of Portfolio Holdings	55
Portfolio Turnover Rate	92.22%
Advisory Fees - net of reimbursement & waiver, if any	$-

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	93.3%
Other assets in excess of liabilities	6.7%
Semiconductors & Semiconductor Equipment	15.1%
Software	14.1%
Broadline Retail	7.5%
Interactive Media & Services	7.5%
Technology Hardware, Storage & Peripherals	5.9%
Capital Markets	4.4%
Health Care Equipment & Supplies	4.0%
Biotechnology	3.6%
Tobacco	3.3%
Beverages	3.1%
Other Industries	31.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Innovators Fund

Annual Shareholder Report - December 31, 2025

NAR-JPM-INNO-Y (12-25)

NVIT J.P. Morgan Large Cap Growth Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT J.P. Morgan Large Cap Growth Fund (the "Fund") for the period of May 2, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$51	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed during the volatile start to the year due to a reduced weighting in high growth tech, where expectations were elevated after a prolonged period of strong performance. However, leadership in the market shifted post the April bottom. The sudden change and narrowing of leadership presented a headwind to the process. The magnificent 7 plus Broadcom and Palantir Technologies drove over 70% of the market’s return from the April bottom through the end of the year. The underweight and stock selection within this cohort accounts for about two-thirds of the underperformance for the year.

Top Contributors to Performance

  Stock selection within consumer discretionary contributed to performance. Within consumer discretionary, overweight positions within Spotify and Netflix were the top contributors.

  Stock selection within financials contributed to performance. Within financials, an overweight position in Goldman Sachs was a top contributor.

  Our underweight exposure to real estate also contributed to performance.

Top Detractors from Performance

  Stock selection in technology was the largest detractor to performance. Within technology, an overweight position in Oracle was the top detractor. An underweight in NVIDIA also detracted.

  Stock selection in industrials detracted from performance.

  Health care was a detractor from performance. An underweight position in Eli Lilly detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Russell 1000® Index	Russell 1000® Growth Index
May 25	$10,000	$10,000	$10,000
Dec 25	$12,096	$12,362	$12,939

Average Annual Total Returns

Since inceptionFootnote Reference^
Class I - (Inception 05/01/2025)	20.96%
Russell 1000® Index	23.62%
Russell 1000® Growth Index	29.39%
Footnote	Description
Footnote^	Not annualized.

Fund Information

Key Fund Statistics

Net Assets	$354,136,457
Number of Portfolio Holdings	75
Portfolio Turnover Rate	45.48%
Advisory Fees - net of reimbursement & waiver, if any	$173,661

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.5%
Other assets in excess of liabilities	1.5%
Semiconductors & Semiconductor Equipment	20.3%
Software	15.5%
Interactive Media & Services	8.4%
Technology Hardware, Storage & Peripherals	8.1%
Broadline Retail	4.9%
Biotechnology	4.7%
IT Services	4.2%
Automobiles	4.0%
Capital Markets	3.8%
Financial Services	3.6%
Other Industries	22.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective January 1, 2025, the expense limitation rate changed from 0.62% to 0.44%.

2. On March 13, 2025, the shareholders approved a change in the classification of the Fund from diversified to non-diversified as defined in the 1940 Act.

3. On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class I is 0.76%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Large Cap Growth Fund

Annual Shareholder Report - December 31, 2025

NAR-JPM-LCG-I (12-25)

NVIT J.P. Morgan Large Cap Growth Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT J.P. Morgan Large Cap Growth Fund (the "Fund") for the period of May 2, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$58	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed during the volatile start to the year due to a reduced weighting in high growth tech, where expectations were elevated after a prolonged period of strong performance. However, leadership in the market shifted post the April bottom. The sudden change and narrowing of leadership presented a headwind to the process. The magnificent 7 plus Broadcom and Palantir Technologies drove over 70% of the market’s return from the April bottom through the end of the year. The underweight and stock selection within this cohort accounts for about two-thirds of the underperformance for the year.

Top Contributors to Performance

  Stock selection within consumer discretionary contributed to performance. Within consumer discretionary, overweight positions within Spotify and Netflix were the top contributors.

  Stock selection within financials contributed to performance. Within financials, an overweight position in Goldman Sachs was a top contributor.

  Our underweight exposure to real estate also contributed to performance.

Top Detractors from Performance

  Stock selection in technology was the largest detractor to performance. Within technology, an overweight position in Oracle was the top detractor. An underweight in NVIDIA also detracted.

  Stock selection in industrials detracted from performance.

  Health care was a detractor from performance. An underweight position in Eli Lilly detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Russell 1000® Index	Russell 1000® Growth Index
May 25	$10,000	$10,000	$10,000
Dec 25	$12,089	$12,362	$12,939

Average Annual Total Returns

Since inceptionFootnote Reference^
Class II - (Inception 05/01/2025)	20.89%
Russell 1000® Index	23.62%
Russell 1000® Growth Index	29.39%
Footnote	Description
Footnote^	Not annualized.

Fund Information

Key Fund Statistics

Net Assets	$354,136,457
Number of Portfolio Holdings	75
Portfolio Turnover Rate	45.48%
Advisory Fees - net of reimbursement & waiver, if any	$173,661

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.5%
Other assets in excess of liabilities	1.5%
Semiconductors & Semiconductor Equipment	20.3%
Software	15.5%
Interactive Media & Services	8.4%
Technology Hardware, Storage & Peripherals	8.1%
Broadline Retail	4.9%
Biotechnology	4.7%
IT Services	4.2%
Automobiles	4.0%
Capital Markets	3.8%
Financial Services	3.6%
Other Industries	22.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective January 1, 2025, the expense limitation rate changed from 0.62% to 0.44%.

2. On March 13, 2025, the shareholders approved a change in the classification of the Fund from diversified to non-diversified as defined in the 1940 Act.

3. On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class II is 0.83%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Large Cap Growth Fund

Annual Shareholder Report - December 31, 2025

NAR-JPM-LCG-II (12-25)

NVIT J.P. Morgan Large Cap Growth Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT J.P. Morgan Large Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$47	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed during the volatile start to the year due to a reduced weighting in high growth tech, where expectations were elevated after a prolonged period of strong performance. However, leadership in the market shifted post the April bottom. The sudden change and narrowing of leadership presented a headwind to the process. The magnificent 7 plus Broadcom and Palantir Technologies drove over 70% of the market’s return from the April bottom through the end of the year. The underweight and stock selection within this cohort accounts for about two-thirds of the underperformance for the year.

Top Contributors to Performance

  Stock selection within consumer discretionary contributed to performance. Within consumer discretionary, overweight positions within Spotify and Netflix were the top contributors.

  Stock selection within financials contributed to performance. Within financials, an overweight position in Goldman Sachs was a top contributor.

  Our underweight exposure to real estate also contributed to performance.

Top Detractors from Performance

  Stock selection in technology was the largest detractor to performance. Within technology, an overweight position in Oracle was the top detractor. An underweight in NVIDIA also detracted.

  Stock selection in industrials detracted from performance.

  Health care was a detractor from performance. An underweight position in Eli Lilly detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	Russell 1000® Index	Russell 1000® Growth Index
Apr 22	$10,000	$10,000	$10,000
Dec 22	$9,181	$9,259	$8,795
Dec 23	$12,408	$11,715	$12,549
Dec 24	$16,489	$14,587	$16,735
Dec 25	$18,866	$17,121	$22,318

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class Y - (Inception 04/27/2022)	14.41%	27.13%	18.83%
Russell 1000® Index	17.37%	22.74%	15.72%
Russell 1000® Growth Index	18.56%	31.15%	20.45%

Fund Information

Key Fund Statistics

Net Assets	$354,136,457
Number of Portfolio Holdings	75
Portfolio Turnover Rate	45.48%
Advisory Fees - net of reimbursement & waiver, if any	$173,661

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.5%
Other assets in excess of liabilities	1.5%
Semiconductors & Semiconductor Equipment	20.3%
Software	15.5%
Interactive Media & Services	8.4%
Technology Hardware, Storage & Peripherals	8.1%
Broadline Retail	4.9%
Biotechnology	4.7%
IT Services	4.2%
Automobiles	4.0%
Capital Markets	3.8%
Financial Services	3.6%
Other Industries	22.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective January 1, 2025, the expense limitation rate changed from 0.62% to 0.44%.

2. On March 13, 2025, the shareholders approved a change in the classification of the Fund from diversified to non-diversified as defined in the 1940 Act.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Large Cap Growth Fund

Annual Shareholder Report - December 31, 2025

NAR-JPM-LCG-Y (12-25)

NVIT J.P. Morgan U.S. Equity Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT J.P. Morgan U.S. Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$101	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund underperformed its benchmark during the trailing 1-year period. In 2025, the S&P 500® Index achieved returns of +17.9%, despite early-year volatility from historic tariff hikes and shifting global dynamics. US equities were outpaced by other regions, marking the first time in 20 years that the S&P 500 was the weakest major equity market. Artificial intelligence remained the dominant market theme, with communication services and information technology sectors outperforming. However, only two of the “Magnificent Seven” tech giants surpassed the index, while consumer-facing sectors lagged amid soft job growth and cautious spending.

Top Contributors to Performance

  The payments & business services, REITs and consumer staples sectors contributed to performance.

  From an individual stock perspective, overweight positions in Howmet Aerospace (HWM) and Wells Fargo (WFC) and an underweight in Eli Lily (LLY) contributed to performance.

Top Detractors from Performance

  The semiconductors & hardware, health services & systems and non-bank financial sectors detracted from performance.

  From an individual stock perspective, overweight positions in UnitedHealth (UNH), Chipotle Mexican Grill (CMG) and Arthur J. Gallagher (AJG) detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	S&P 500® Index
Oct 19	$10,000	$10,000
Dec 19	$11,051	$10,995
Dec 20	$13,923	$13,018
Dec 21	$17,811	$16,756
Dec 22	$14,359	$13,721
Dec 23	$18,197	$17,328
Dec 24	$22,503	$21,664
Dec 25	$25,674	$25,538

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class II - (Inception 10/04/2019)	14.09%	13.02%	16.31%
S&P 500® Index	17.88%	14.42%	16.46%

Fund Information

Key Fund Statistics

Net Assets	$2,019,424,809
Number of Portfolio Holdings	52
Portfolio Turnover Rate	43.89%
Advisory Fees - net of reimbursement & waiver, if any	$4,756,827

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.8%
Other assets in excess of liabilities	0.2%
Semiconductors & Semiconductor Equipment	13.8%
Software	12.2%
Interactive Media & Services	8.4%
Technology Hardware, Storage & Peripherals	7.6%
Broadline Retail	4.4%
Health Care Equipment & Supplies	4.1%
Banks	3.8%
Capital Markets	3.8%
Electric Utilities	3.4%
Hotels, Restaurants & Leisure	3.4%
Other Industries	35.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan U.S. Equity Fund

Annual Shareholder Report - December 31, 2025

NAR-JPM-USEQ-II (12-25)

NVIT J.P. Morgan U.S. Equity Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT J.P. Morgan U.S. Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$47	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund underperformed its benchmark during the trailing 1-year period. In 2025, the S&P 500® Index achieved returns of +17.9%, despite early-year volatility from historic tariff hikes and shifting global dynamics. US equities were outpaced by other regions, marking the first time in 20 years that the S&P 500 was the weakest major equity market. Artificial intelligence remained the dominant market theme, with communication services and information technology sectors outperforming. However, only two of the “Magnificent Seven” tech giants surpassed the index, while consumer-facing sectors lagged amid soft job growth and cautious spending.

Top Contributors to Performance

  The payments & business services, REITs and consumer staples sectors contributed to performance.

  From an individual stock perspective, overweight positions in Howmet Aerospace (HWM) and Wells Fargo (WFC) and an underweight in Eli Lily (LLY) contributed to performance.

Top Detractors from Performance

  The semiconductors & hardware, health services & systems and non-bank financial sectors detracted from performance.

  From an individual stock perspective, overweight positions in UnitedHealth (UNH), Chipotle Mexican Grill (CMG) and Arthur J. Gallagher (AJG) detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	S&P 500® Index
Oct 19	$10,000	$10,000
Dec 19	$11,070	$10,995
Dec 20	$14,006	$13,018
Dec 21	$18,009	$16,756
Dec 22	$14,594	$13,721
Dec 23	$18,580	$17,328
Dec 24	$23,095	$21,664
Dec 25	$26,489	$25,538

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 10/04/2019)	14.69%	13.59%	16.89%
S&P 500® Index	17.88%	14.42%	16.46%

Fund Information

Key Fund Statistics

Net Assets	$2,019,424,809
Number of Portfolio Holdings	52
Portfolio Turnover Rate	43.89%
Advisory Fees - net of reimbursement & waiver, if any	$4,756,827

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.8%
Other assets in excess of liabilities	0.2%
Semiconductors & Semiconductor Equipment	13.8%
Software	12.2%
Interactive Media & Services	8.4%
Technology Hardware, Storage & Peripherals	7.6%
Broadline Retail	4.4%
Health Care Equipment & Supplies	4.1%
Banks	3.8%
Capital Markets	3.8%
Electric Utilities	3.4%
Hotels, Restaurants & Leisure	3.4%
Other Industries	35.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan U.S. Equity Fund

Annual Shareholder Report - December 31, 2025

NAR-JPM-USEQ-Y (12-25)

NVIT J.P. Morgan US Technology Leaders Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT J.P. Morgan US Technology Leaders Fund (the "Fund") for the period of May 2, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$71	0.93%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed the Russell 1000® Equal Weighted Technology Index in 2025. While the AI theme and the technology sector in general drove performance for broader U.S. equities, the flexibility to invest outside of technology provided a tailwind for the portfolio. Notably, Robinhood was the top contributor.

Investing across market capitalization also drove performance. None of the top 10 contributors were among the Magnificent Seven stocks, and the top three contributors all started the year with market capitalizations below $30 billion.

Top Contributors to Performance

  The financial sector was the top contributor. Robinhood was the top contributor within financials.

  The telecom sector was a top contributor. Within telecom, an overweight position in Ciena was a top contributor.

  The Consumer Digital Services subsector was another top contributor to performance.

Top Detractors from Performance

  The Fund’s underweight exposure to the computer hardware subsector was the top detractor. Within computer hardware, our underweight position in Sandisk was the top detractor.

  The Fund’s underweight exposure to the production technology equipment subsector detracted from performance.

  The Fund’s underweight exposure to the electronic components subsector detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Russell 3000® Index	Russell 1000® Equal Weight Technology Index
May 25	$10,000	$10,000	$10,000
Dec 25	$12,741	$12,303	$12,428

Average Annual Total Returns

Since inceptionFootnote Reference^
Class II - (Inception 05/01/2025)	27.60%Footnote Reference*
Russell 3000® Index	23.03%
Russell 1000® Equal Weight Technology Index	24.28%
Footnote	Description
Footnote^	Not annualized.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$24,266,400
Number of Portfolio Holdings	61
Portfolio Turnover Rate	62.33%
Advisory Fees - net of reimbursement & waiver, if any	$7,262

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.5%
Other assets in excess of liabilities	1.5%
Semiconductors & Semiconductor Equipment	22.9%
Software	19.6%
IT Services	9.7%
Interactive Media & Services	8.5%
Entertainment	7.5%
Broadline Retail	7.1%
Automobiles	5.5%
Communications Equipment	4.6%
Capital Markets	4.2%
Hotels, Restaurants & Leisure	2.3%
Other Industries	8.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Effective January 1, 2025, the expense limitation rate changed from 0.62% to 0.56%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan US Technology Leaders Fund

Annual Shareholder Report - December 31, 2025

NAR-JPM-TL-II (12-25)

NVIT J.P. Morgan US Technology Leaders Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT J.P. Morgan US Technology Leaders Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$61	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed the Russell 1000® Equal Weighted Technology Index in 2025. While the AI theme and the technology sector in general drove performance for broader U.S. equities, the flexibility to invest outside of technology provided a tailwind for the portfolio. Notably, Robinhood was the top contributor.

Investing across market capitalization also drove performance. None of the top 10 contributors were among the Magnificent Seven stocks, and the top three contributors all started the year with market capitalizations below $30 billion.

Top Contributors to Performance

  The financial sector was the top contributor. Robinhood was the top contributor within financials.

  The telecom sector was a top contributor. Within telecom, an overweight position in Ciena was a top contributor.

  The Consumer Digital Services subsector was another top contributor to performance.

Top Detractors from Performance

  The Fund’s underweight exposure to the computer hardware subsector was the top detractor. Within computer hardware, our underweight position in Sandisk was the top detractor.

  The Fund’s underweight exposure to the production technology equipment subsector detracted from performance.

  The Fund’s underweight exposure to the electronic components subsector detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	Russell 3000® Index	Russell 1000® Equal Weight Technology Index
Apr 22	$10,000	$10,000	$10,000
Dec 22	$8,170	$9,269	$8,562
Dec 23	$13,470	$11,675	$12,462
Dec 24	$17,312	$14,455	$14,394
Dec 25	$20,626	$16,934	$16,625

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class Y - (Inception 04/27/2022)	19.15%	36.17%	21.75%
Russell 3000® Index	17.15%	22.25%	15.37%
Russell 1000® Equal Weight Technology Index	13.13%	23.90%	14.16%

Fund Information

Key Fund Statistics

Net Assets	$24,266,400
Number of Portfolio Holdings	61
Portfolio Turnover Rate	62.33%
Advisory Fees - net of reimbursement & waiver, if any	$7,262

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.5%
Other assets in excess of liabilities	1.5%
Semiconductors & Semiconductor Equipment	22.9%
Software	19.6%
IT Services	9.7%
Interactive Media & Services	8.5%
Entertainment	7.5%
Broadline Retail	7.1%
Automobiles	5.5%
Communications Equipment	4.6%
Capital Markets	4.2%
Hotels, Restaurants & Leisure	2.3%
Other Industries	8.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Effective January 1, 2025, the expense limitation rate changed from 0.62% to 0.56%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan US Technology Leaders Fund

Annual Shareholder Report - December 31, 2025

NAR-JPM-TL-Y (12-25)

NVIT Jacobs Levy Large Cap Core Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Core Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$81	0.77%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

U.S. equities plummeted and then surged in 2025, and the broad equity market rose more than 17% for the year. Stocks advanced on artificial intelligence (AI) hype, FOMC rate cuts, and a general speculative fervor, despite a laundry list of risks, including tariffs, the government shutdown, and potential stock overvaluation. For the year, large caps outperformed mid and small caps, while returns for growth and value varied across the capitalization spectrum. Dynamic stocks outperformed defensive stocks by about 10 percentage points.

Top Contributors to Performance

  Financials, healthcare, and real estate contributed positively to relative performance.

  Security selection in financials, consumer discretionary, and energy contributed to performance.

  Overweight to industrials and underweights to healthcare and real estate helped.

  Top stock contributors included General Motors Company, Comfort Systems USA, Inc., and Bank of New York Mellon Corp.

Top Detractors from Performance

  Information technology, communication services, and industrials contributed negatively to relative performance.

  Security selection in information technology, industrials, and communication services detracted from performance.

  Overweight to consumer discretionary and underweights to communication services and energy hurt.

  Top stock detractors included Alphabet, Inc., Broadcom, Inc., and Fortinet, Inc.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	S&P 500® Index
Dec 15	$10,000	$10,000
Dec 16	$11,360	$11,196
Dec 17	$14,184	$13,640
Dec 18	$13,508	$13,043
Dec 19	$17,300	$17,150
Dec 20	$19,644	$20,305
Dec 21	$24,863	$26,135
Dec 22	$20,621	$21,402
Dec 23	$25,445	$27,029
Dec 24	$30,910	$33,791
Dec 25	$34,583	$39,833

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	11.88%	11.98%	13.21%
S&P 500® Index	17.88%	14.42%	14.82%

Fund Information

Key Fund Statistics

Net Assets	$244,347,748
Number of Portfolio Holdings	124
Portfolio Turnover Rate	89.97%
Advisory Fees - net of reimbursement & waiver, if any	$1,307,280

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.6%
Repurchase Agreement	2.4%
Other liabilities in excess of assets	-2.0%
Semiconductors & Semiconductor Equipment	14.1%
Software	13.2%
Interactive Media & Services	6.8%
Technology Hardware, Storage & Peripherals	6.5%
Specialty Retail	4.6%
Capital Markets	4.5%
Insurance	3.7%
Banks	2.9%
Hotels, Restaurants & Leisure	2.8%
Biotechnology	2.6%
Other IndustriesFootnote Reference#	38.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Jacobs Levy Large Cap Core Fund

Annual Shareholder Report - December 31, 2025

NAR-LCC-I (12-25)

NVIT Jacobs Levy Large Cap Core Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Core Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$92	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

U.S. equities plummeted and then surged in 2025, and the broad equity market rose more than 17% for the year. Stocks advanced on artificial intelligence (AI) hype, FOMC rate cuts, and a general speculative fervor, despite a laundry list of risks, including tariffs, the government shutdown, and potential stock overvaluation. For the year, large caps outperformed mid and small caps, while returns for growth and value varied across the capitalization spectrum. Dynamic stocks outperformed defensive stocks by about 10 percentage points.

Top Contributors to Performance

  Financials, healthcare, and real estate contributed positively to relative performance.

  Security selection in financials, consumer discretionary, and energy contributed to performance.

  Overweight to industrials and underweights to healthcare and real estate helped.

  Top stock contributors included General Motors Company, Comfort Systems USA, Inc., and Bank of New York Mellon Corp.

Top Detractors from Performance

  Information technology, communication services, and industrials contributed negatively to relative performance.

  Security selection in information technology, industrials, and communication services detracted from performance.

  Overweight to consumer discretionary and underweights to communication services and energy hurt.

  Top stock detractors included Alphabet, Inc., Broadcom, Inc., and Fortinet, Inc.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	S&P 500® Index
Dec 15	$10,000	$10,000
Dec 16	$11,354	$11,196
Dec 17	$14,165	$13,640
Dec 18	$13,456	$13,043
Dec 19	$17,236	$17,150
Dec 20	$19,545	$20,305
Dec 21	$24,710	$26,135
Dec 22	$20,482	$21,402
Dec 23	$25,233	$27,029
Dec 24	$30,653	$33,791
Dec 25	$34,228	$39,833

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	11.66%	11.86%	13.09%
S&P 500® Index	17.88%	14.42%	14.82%

Fund Information

Key Fund Statistics

Net Assets	$244,347,748
Number of Portfolio Holdings	124
Portfolio Turnover Rate	89.97%
Advisory Fees - net of reimbursement & waiver, if any	$1,307,280

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.6%
Repurchase Agreement	2.4%
Other liabilities in excess of assets	-2.0%
Semiconductors & Semiconductor Equipment	14.1%
Software	13.2%
Interactive Media & Services	6.8%
Technology Hardware, Storage & Peripherals	6.5%
Specialty Retail	4.6%
Capital Markets	4.5%
Insurance	3.7%
Banks	2.9%
Hotels, Restaurants & Leisure	2.8%
Biotechnology	2.6%
Other IndustriesFootnote Reference#	38.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Jacobs Levy Large Cap Core Fund

Annual Shareholder Report - December 31, 2025

NAR-LCC-II (12-25)

NVIT Jacobs Levy Large Cap Growth Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$75	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

U.S. equities plummeted and then surged in 2025, and the broad equity market rose more than 17% for the year. Stocks advanced on artificial intelligence (AI) hype, Federal Open Market Commission rate cuts, and a general speculative fervor, despite a laundry list of risks, including tariffs, the government shutdown, and potential stock overvaluation. For the year, large caps outperformed mid and small caps, while returns to growth and value varied across the capitalization spectrum. Dynamic stocks outperformed defensive stocks by about 10 percentage points. Overweights to information technology and consumer discretionary and an underweight to energy helped. However, overweights to utilities, communication services, and financials hurt.

Top Contributors to Performance

  Security selection in financials, healthcare, and real estate contributed to performance.

  Top stock contributors included Lam Research Corporation, Comfort Systems USA, Inc., and Corcept Therapeutics Inc.

Top Detractors from Performance

  • Security selection in information technology, consumer discretionary, and industrials detracted from performance.

  Top stock detractors included Deckers Outdoor Corporation, Trade Desk, Inc. Class A, and Kratos Defense & Security Solutions, Inc.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Russell 1000® Index	Russell 1000® Growth Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,219	$11,200	$10,708
Dec 17	$13,305	$13,630	$13,943
Dec 18	$12,896	$12,980	$13,732
Dec 19	$16,833	$17,041	$18,730
Dec 20	$21,898	$20,584	$25,939
Dec 21	$30,756	$26,006	$33,098
Dec 22	$26,915	$21,032	$23,453
Dec 23	$36,431	$26,611	$33,463
Dec 24	$45,925	$33,133	$39,078
Dec 25	$52,448	$38,889	$46,331

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	14.20%	19.09%	18.02%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Fund Information

Key Fund Statistics

Net Assets	$499,781,652
Number of Portfolio Holdings	248
Portfolio Turnover Rate	97.60%
Advisory Fees - net of reimbursement & waiver, if any	$1,737,227

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	100.4%
Repurchase Agreements	2.6%
Other liabilities in excess of assets	-3.0%
Software	16.6%
Semiconductors & Semiconductor Equipment	11.1%
Technology Hardware, Storage & Peripherals	10.5%
Interactive Media & Services	6.7%
Entertainment	5.1%
Construction & Engineering	5.0%
Hotels, Restaurants & Leisure	4.7%
Capital Markets	3.9%
Broadline Retail	3.7%
Biotechnology	3.1%
Other IndustriesFootnote Reference#	29.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class I is 0.72%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Jacobs Levy Large Cap Growth Fund

Annual Shareholder Report - December 31, 2025

NAR-LCG-I (12-25)

NVIT Jacobs Levy Large Cap Growth Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$102	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

U.S. equities plummeted and then surged in 2025, and the broad equity market rose more than 17% for the year. Stocks advanced on artificial intelligence (AI) hype, Federal Open Market Commission rate cuts, and a general speculative fervor, despite a laundry list of risks, including tariffs, the government shutdown, and potential stock overvaluation. For the year, large caps outperformed mid and small caps, while returns to growth and value varied across the capitalization spectrum. Dynamic stocks outperformed defensive stocks by about 10 percentage points. Overweights to information technology and consumer discretionary and an underweight to energy helped. However, overweights to utilities, communication services, and financials hurt.

Top Contributors to Performance

  Security selection in financials, healthcare, and real estate contributed to performance.

  Top stock contributors included Lam Research Corporation, Comfort Systems USA, Inc., and Corcept Therapeutics Inc.

Top Detractors from Performance

  • Security selection in information technology, consumer discretionary, and industrials detracted from performance.

  Top stock detractors included Deckers Outdoor Corporation, Trade Desk, Inc. Class A, and Kratos Defense & Security Solutions, Inc.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Russell 1000® Index	Russell 1000® Growth Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,199	$11,200	$10,708
Dec 17	$13,246	$13,630	$13,943
Dec 18	$12,802	$12,980	$13,732
Dec 19	$16,671	$17,041	$18,730
Dec 20	$21,658	$20,584	$25,939
Dec 21	$30,294	$26,006	$33,098
Dec 22	$26,463	$21,032	$23,453
Dec 23	$35,722	$26,611	$33,463
Dec 24	$44,958	$33,133	$39,078
Dec 25	$51,173	$38,889	$46,331

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	13.82%	18.76%	17.73%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Fund Information

Key Fund Statistics

Net Assets	$499,781,652
Number of Portfolio Holdings	248
Portfolio Turnover Rate	97.60%
Advisory Fees - net of reimbursement & waiver, if any	$1,737,227

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	100.4%
Repurchase Agreements	2.6%
Other liabilities in excess of assets	-3.0%
Software	16.6%
Semiconductors & Semiconductor Equipment	11.1%
Technology Hardware, Storage & Peripherals	10.5%
Interactive Media & Services	6.7%
Entertainment	5.1%
Construction & Engineering	5.0%
Hotels, Restaurants & Leisure	4.7%
Capital Markets	3.9%
Broadline Retail	3.7%
Biotechnology	3.1%
Other IndustriesFootnote Reference#	29.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class II is 0.97%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Jacobs Levy Large Cap Growth Fund

Annual Shareholder Report - December 31, 2025

NAR-LCG-II (12-25)

NVIT Loomis Core Bond Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$60	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed the benchmark during the period. The bond market delivered a solid total return with low volatility, closing out a generally positive year for the asset class, as the Bloomberg US Aggregate Bond Index posted a return of +7.03%. Fixed-income assets were supported by a backdrop of slow but positive economic growth, an annualized inflation rate that largely remained below 3%, and accommodative policy from the US Federal Reserve. Yields declined when the Fed resumed easing in September. The Fed enacted two quarter-point interest rate cuts and announced the end of its multi-year effort to reduce the size of its balance sheet.

Top Contributors to Performance

  Investment Grade Corporate bonds contributed the most to performance via allocation as the portfolio remained titled towards risk.

  Overweight position in Securitized Credit aided performance.

  The allocation to Securitized Agency was beneficial, particularly due to issue selection; an underweight in the sector was also beneficial.

Top Detractors from Performance

  Security selection within investment grade corporates was the largest detractor.

  The underweight allocation to Government-related names hindered performance for the period.

  High yield corporate bond exposure slightly dragged on performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Bloomberg U.S. Aggregate Bond Index
Dec 15	$10,000	$10,000
Dec 16	$10,535	$10,265
Dec 17	$10,998	$10,628
Dec 18	$10,952	$10,629
Dec 19	$11,931	$11,556
Dec 20	$12,768	$12,424
Dec 21	$12,636	$12,233
Dec 22	$10,780	$10,641
Dec 23	$11,339	$11,230
Dec 24	$11,494	$11,370
Dec 25	$12,286	$12,200

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	6.88%	-0.77%	2.08%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Fund Information

Key Fund Statistics

Net Assets	$3,649,674,880
Number of Portfolio Holdings	700
Portfolio Turnover Rate	137.16%
Advisory Fees - net of reimbursement & waiver, if any	$12,518,847

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Corporate Bonds	34.7%
U.S. Treasury Obligations	24.9%
Mortgage-Backed Securities	23.6%
Asset-Backed Securities	12.2%
Repurchase Agreements	4.1%
Commercial Mortgage-Backed Securities	1.7%
Other liabilities in excess of assets	-1.2%
Banks	5.8%
Insurance	4.1%
Capital Markets	3.9%
Electric Utilities	2.6%
Oil, Gas & Consumable Fuels	1.7%
Consumer Finance	1.6%
Chemicals	0.8%
Health Care Providers & Services	0.8%
Financial Services	0.7%
Machinery	0.6%
Other IndustriesFootnote Reference#	77.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

At the end of business February 28, 2025, NVIT Loomis Core Bond Fund acquired all of the net assets of NVIT BNY Mellon Core Plus Bond Fund.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Core Bond Fund

Annual Shareholder Report - December 31, 2025

NAR-LCB-I (12-25)

NVIT Loomis Core Bond Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$86	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed the benchmark during the period. The bond market delivered a solid total return with low volatility, closing out a generally positive year for the asset class, as the Bloomberg US Aggregate Bond Index posted a return of +7.03%. Fixed-income assets were supported by a backdrop of slow but positive economic growth, an annualized inflation rate that largely remained below 3%, and accommodative policy from the US Federal Reserve. Yields declined when the Fed resumed easing in September. The Fed enacted two quarter-point interest rate cuts and announced the end of its multi-year effort to reduce the size of its balance sheet.

Top Contributors to Performance

  Investment Grade Corporate bonds contributed the most to performance via allocation as the portfolio remained titled towards risk.

  Overweight position in Securitized Credit aided performance.

  The allocation to Securitized Agency was beneficial, particularly due to issue selection; an underweight in the sector was also beneficial.

Top Detractors from Performance

  Security selection within investment grade corporates was the largest detractor.

  The underweight allocation to Government-related names hindered performance for the period.

  High yield corporate bond exposure slightly dragged on performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Bloomberg U.S. Aggregate Bond Index
Dec 15	$10,000	$10,000
Dec 16	$10,500	$10,265
Dec 17	$10,939	$10,628
Dec 18	$10,864	$10,629
Dec 19	$11,809	$11,556
Dec 20	$12,609	$12,424
Dec 21	$12,451	$12,233
Dec 22	$10,586	$10,641
Dec 23	$11,120	$11,230
Dec 24	$11,245	$11,370
Dec 25	$11,983	$12,200

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	6.56%	-1.01%	1.83%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Fund Information

Key Fund Statistics

Net Assets	$3,649,674,880
Number of Portfolio Holdings	700
Portfolio Turnover Rate	137.16%
Advisory Fees - net of reimbursement & waiver, if any	$12,518,847

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Corporate Bonds	34.7%
U.S. Treasury Obligations	24.9%
Mortgage-Backed Securities	23.6%
Asset-Backed Securities	12.2%
Repurchase Agreements	4.1%
Commercial Mortgage-Backed Securities	1.7%
Other liabilities in excess of assets	-1.2%
Banks	5.8%
Insurance	4.1%
Capital Markets	3.9%
Electric Utilities	2.6%
Oil, Gas & Consumable Fuels	1.7%
Consumer Finance	1.6%
Chemicals	0.8%
Health Care Providers & Services	0.8%
Financial Services	0.7%
Machinery	0.6%
Other IndustriesFootnote Reference#	77.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

At the end of business February 28, 2025, NVIT Loomis Core Bond Fund acquired all of the net assets of NVIT BNY Mellon Core Plus Bond Fund.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Core Bond Fund

Annual Shareholder Report - December 31, 2025

NAR-LCB-II (12-25)

NVIT Loomis Core Bond Fund

Class P

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 22, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$66	0.68%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed the benchmark during the period. The bond market delivered a solid total return with low volatility, closing out a generally positive year for the asset class, as the Bloomberg US Aggregate Bond Index posted a return of +7.03%. Fixed-income assets were supported by a backdrop of slow but positive economic growth, an annualized inflation rate that largely remained below 3%, and accommodative policy from the US Federal Reserve. Yields declined when the Fed resumed easing in September. The Fed enacted two quarter-point interest rate cuts and announced the end of its multi-year effort to reduce the size of its balance sheet.

Top Contributors to Performance

  Investment Grade Corporate bonds contributed the most to performance via allocation as the portfolio remained titled towards risk.

  Overweight position in Securitized Credit aided performance.

  The allocation to Securitized Agency was beneficial, particularly due to issue selection; an underweight in the sector was also beneficial.

Top Detractors from Performance

  Security selection within investment grade corporates was the largest detractor.

  The underweight allocation to Government-related names hindered performance for the period.

  High yield corporate bond exposure slightly dragged on performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class P	Bloomberg U.S. Aggregate Bond Index
Jan 25	$10,000	$10,000
Dec 25	$10,645	$10,733

Average Annual Total Returns

Since inceptionFootnote Reference^
Class P - (Inception 01/21/2025)	6.45%
Bloomberg U.S. Aggregate Bond Index	7.33%
Footnote	Description
Footnote^	Not annualized.

Fund Information

Key Fund Statistics

Net Assets	$3,649,674,880
Number of Portfolio Holdings	700
Portfolio Turnover Rate	137.16%
Advisory Fees - net of reimbursement & waiver, if any	$12,518,847

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Corporate Bonds	34.7%
U.S. Treasury Obligations	24.9%
Mortgage-Backed Securities	23.6%
Asset-Backed Securities	12.2%
Repurchase Agreements	4.1%
Commercial Mortgage-Backed Securities	1.7%
Other liabilities in excess of assets	-1.2%
Banks	5.8%
Insurance	4.1%
Capital Markets	3.9%
Electric Utilities	2.6%
Oil, Gas & Consumable Fuels	1.7%
Consumer Finance	1.6%
Chemicals	0.8%
Health Care Providers & Services	0.8%
Financial Services	0.7%
Machinery	0.6%
Other IndustriesFootnote Reference#	77.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

At the end of business February 28, 2025, NVIT Loomis Core Bond Fund acquired all of the net assets of NVIT BNY Mellon Core Plus Bond Fund.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Core Bond Fund

Annual Shareholder Report - December 31, 2025

NAR-LCB-P (12-25)

NVIT Loomis Core Bond Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$45	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed the benchmark during the period. The bond market delivered a solid total return with low volatility, closing out a generally positive year for the asset class, as the Bloomberg US Aggregate Bond Index posted a return of +7.03%. Fixed-income assets were supported by a backdrop of slow but positive economic growth, an annualized inflation rate that largely remained below 3%, and accommodative policy from the US Federal Reserve. Yields declined when the Fed resumed easing in September. The Fed enacted two quarter-point interest rate cuts and announced the end of its multi-year effort to reduce the size of its balance sheet.

Top Contributors to Performance

  Investment Grade Corporate bonds contributed the most to performance via allocation as the portfolio remained titled towards risk.

  Overweight position in Securitized Credit aided performance.

  The allocation to Securitized Agency was beneficial, particularly due to issue selection; an underweight in the sector was also beneficial.

Top Detractors from Performance

  Security selection within investment grade corporates was the largest detractor.

  The underweight allocation to Government-related names hindered performance for the period.

  High yield corporate bond exposure slightly dragged on performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index
Dec 15	$10,000	$10,000
Dec 16	$10,551	$10,265
Dec 17	$11,032	$10,628
Dec 18	$11,003	$10,629
Dec 19	$12,003	$11,556
Dec 20	$12,863	$12,424
Dec 21	$12,750	$12,233
Dec 22	$10,891	$10,641
Dec 23	$11,475	$11,230
Dec 24	$11,650	$11,370
Dec 25	$12,470	$12,200

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	7.03%	-0.62%	2.23%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Fund Information

Key Fund Statistics

Net Assets	$3,649,674,880
Number of Portfolio Holdings	700
Portfolio Turnover Rate	137.16%
Advisory Fees - net of reimbursement & waiver, if any	$12,518,847

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Corporate Bonds	34.7%
U.S. Treasury Obligations	24.9%
Mortgage-Backed Securities	23.6%
Asset-Backed Securities	12.2%
Repurchase Agreements	4.1%
Commercial Mortgage-Backed Securities	1.7%
Other liabilities in excess of assets	-1.2%
Banks	5.8%
Insurance	4.1%
Capital Markets	3.9%
Electric Utilities	2.6%
Oil, Gas & Consumable Fuels	1.7%
Consumer Finance	1.6%
Chemicals	0.8%
Health Care Providers & Services	0.8%
Financial Services	0.7%
Machinery	0.6%
Other IndustriesFootnote Reference#	77.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

At the end of business February 28, 2025, NVIT Loomis Core Bond Fund acquired all of the net assets of NVIT BNY Mellon Core Plus Bond Fund.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Core Bond Fund

Annual Shareholder Report - December 31, 2025

NAR-LCB-Y (12-25)

NVIT Loomis Short Term Bond Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$56	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed its benchmark during the period. The bond market delivered a solid total return with low volatility, closing out a generally positive year for the asset class, as the Bloomberg US Aggregate Bond Index posted a gain of 7.03%. Fixed-income assets remained supported by a backdrop of slow but positive economic growth, an annualized inflation rate that largely stayed below 3%, and an accommodative US Federal Reserve policy. Yields declined as the Fed resumed easing in September. The Fed enacted two quarter-point interest rate cuts and announced the end of its multi-year effort to reduce the size of its balance sheet.

Top Contributors to Performance

  The overweight allocation to investment grade corporate names had the largest impact.

  Allocation to Securitized Credit was also positive for the period.

  Our allocation to high yield was additive to performance for the year.

Top Detractors from Performance

  Despite the overweight allocation to securitized credit being positive, security selection within the sector weighed on performance.

  The issue of selection within government related securities hindered performance.

  Security selection within investment grade corporates slightly detracted for the period.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,275	$10,265	$10,128
Dec 17	$10,475	$10,628	$10,213
Dec 18	$10,578	$10,629	$10,376
Dec 19	$11,036	$11,556	$10,795
Dec 20	$11,389	$12,424	$11,154
Dec 21	$11,339	$12,233	$11,102
Dec 22	$10,728	$10,641	$10,692
Dec 23	$11,367	$11,230	$11,185
Dec 24	$11,974	$11,370	$11,673
Dec 25	$12,656	$12,200	$12,297

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	5.70%	2.13%	2.38%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Credit Bond 1-3 Year Index	5.35%	1.97%	2.09%

Fund Information

Key Fund Statistics

Net Assets	$1,272,246,897
Number of Portfolio Holdings	500
Portfolio Turnover Rate	194.73%
Advisory Fees - net of reimbursement & waiver, if any	$3,994,085

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Corporate Bond	47.9%
U.S. Treasury Obligation	24.3%
Asset-Backed Security	23.3%
Repurchase Agreement	6.1%
Commercial Mortgage-Backed Security	2.6%
Mortgage-Backed Security	0.8%
Other liabilities in excess of assets	-5.0%
Banks	8.8%
Insurance	5.1%
Capital Markets	4.4%
Electric Utilities	3.1%
Consumer Finance	2.2%
Oil, Gas & Consumable Fuels	2.1%
Financial Services	1.5%
Hotels, Restaurants & Leisure	1.4%
Automobiles	1.2%
Chemicals	1.1%
Other IndustriesFootnote Reference#	69.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class I is 0.67%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Short Term Bond Fund

Annual Shareholder Report - December 31, 2025

NAR-STB-I (12-25)

NVIT Loomis Short Term Bond Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$81	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed its benchmark during the period. The bond market delivered a solid total return with low volatility, closing out a generally positive year for the asset class, as the Bloomberg US Aggregate Bond Index posted a gain of 7.03%. Fixed-income assets remained supported by a backdrop of slow but positive economic growth, an annualized inflation rate that largely stayed below 3%, and an accommodative US Federal Reserve policy. Yields declined as the Fed resumed easing in September. The Fed enacted two quarter-point interest rate cuts and announced the end of its multi-year effort to reduce the size of its balance sheet.

Top Contributors to Performance

  The overweight allocation to investment grade corporate names had the largest impact.

  Allocation to Securitized Credit was also positive for the period.

  Our allocation to high yield was additive to performance for the year.

Top Detractors from Performance

  Despite the overweight allocation to securitized credit being positive, security selection within the sector weighed on performance.

  The issue of selection within government related securities hindered performance.

  Security selection within investment grade corporates slightly detracted for the period.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,249	$10,265	$10,128
Dec 17	$10,411	$10,628	$10,213
Dec 18	$10,496	$10,629	$10,376
Dec 19	$10,925	$11,556	$10,795
Dec 20	$11,235	$12,424	$11,154
Dec 21	$11,169	$12,233	$11,102
Dec 22	$10,536	$10,641	$10,692
Dec 23	$11,135	$11,230	$11,185
Dec 24	$11,698	$11,370	$11,673
Dec 25	$12,334	$12,200	$12,297

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	5.43%	1.88%	2.12%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Credit Bond 1-3 Year Index	5.35%	1.97%	2.09%

Fund Information

Key Fund Statistics

Net Assets	$1,272,246,897
Number of Portfolio Holdings	500
Portfolio Turnover Rate	194.73%
Advisory Fees - net of reimbursement & waiver, if any	$3,994,085

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Corporate Bond	47.9%
U.S. Treasury Obligation	24.3%
Asset-Backed Security	23.3%
Repurchase Agreement	6.1%
Commercial Mortgage-Backed Security	2.6%
Mortgage-Backed Security	0.8%
Other liabilities in excess of assets	-5.0%
Banks	8.8%
Insurance	5.1%
Capital Markets	4.4%
Electric Utilities	3.1%
Consumer Finance	2.2%
Oil, Gas & Consumable Fuels	2.1%
Financial Services	1.5%
Hotels, Restaurants & Leisure	1.4%
Automobiles	1.2%
Chemicals	1.1%
Other IndustriesFootnote Reference#	69.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Short Term Bond Fund

Annual Shareholder Report - December 31, 2025

NAR-STB-II (12-25)

NVIT Loomis Short Term Bond Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$40	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed its benchmark during the period. The bond market delivered a solid total return with low volatility, closing out a generally positive year for the asset class, as the Bloomberg US Aggregate Bond Index posted a gain of 7.03%. Fixed-income assets remained supported by a backdrop of slow but positive economic growth, an annualized inflation rate that largely stayed below 3%, and an accommodative US Federal Reserve policy. Yields declined as the Fed resumed easing in September. The Fed enacted two quarter-point interest rate cuts and announced the end of its multi-year effort to reduce the size of its balance sheet.

Top Contributors to Performance

  The overweight allocation to investment grade corporate names had the largest impact.

  Allocation to Securitized Credit was also positive for the period.

  Our allocation to high yield was additive to performance for the year.

Top Detractors from Performance

  Despite the overweight allocation to securitized credit being positive, security selection within the sector weighed on performance.

  The issue of selection within government related securities hindered performance.

  Security selection within investment grade corporates slightly detracted for the period.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,297	$10,265	$10,128
Dec 17	$10,511	$10,628	$10,213
Dec 18	$10,627	$10,629	$10,376
Dec 19	$11,103	$11,556	$10,795
Dec 20	$11,472	$12,424	$11,154
Dec 21	$11,449	$12,233	$11,102
Dec 22	$10,840	$10,641	$10,692
Dec 23	$11,502	$11,230	$11,185
Dec 24	$12,133	$11,370	$11,673
Dec 25	$12,855	$12,200	$12,297

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	5.95%	2.30%	2.54%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Credit Bond 1-3 Year Index	5.35%	1.97%	2.09%

Fund Information

Key Fund Statistics

Net Assets	$1,272,246,897
Number of Portfolio Holdings	500
Portfolio Turnover Rate	194.73%
Advisory Fees - net of reimbursement & waiver, if any	$3,994,085

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Corporate Bond	47.9%
U.S. Treasury Obligation	24.3%
Asset-Backed Security	23.3%
Repurchase Agreement	6.1%
Commercial Mortgage-Backed Security	2.6%
Mortgage-Backed Security	0.8%
Other liabilities in excess of assets	-5.0%
Banks	8.8%
Insurance	5.1%
Capital Markets	4.4%
Electric Utilities	3.1%
Consumer Finance	2.2%
Oil, Gas & Consumable Fuels	2.1%
Financial Services	1.5%
Hotels, Restaurants & Leisure	1.4%
Automobiles	1.2%
Chemicals	1.1%
Other IndustriesFootnote Reference#	69.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Short Term Bond Fund

Annual Shareholder Report - December 31, 2025

NAR-STB-Y (12-25)

NVIT Loomis Short Term High Yield Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Loomis Short Term High Yield Fund (the "Fund") (formerly known as NVIT Federated High Income Bond Fund) for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$91	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed the benchmark for the period. The bond market delivered a solid total return with low volatility, closing out a generally positive year for the asset class. Fixed-income assets remained supported by a backdrop of slow but positive economic growth, an annualized inflation rate that largely held below 3%, and accommodative US Federal Reserve policy. Yields declined as the Fed resumed easing in September.

Top Contributors to Performance

  High Yield credit had the largest positive impact.

  An overweight allocation to Emerging Market Credit was also positive.

  Investment Grade Credit was also positive.

Top Detractors from Performance

  The allocation to utility names detracted for the period.

  A slightly underweight allocation to industrials also detracted.

  More conservative positions within cash and equivalents hindered performance for the period.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$11,416	$10,265	$11,056
Dec 17	$12,187	$10,628	$11,577
Dec 18	$11,821	$10,629	$11,833
Dec 19	$13,564	$11,556	$12,877
Dec 20	$14,380	$12,424	$13,202
Dec 21	$15,094	$12,233	$13,766
Dec 22	$13,293	$10,641	$13,415
Dec 23	$15,038	$11,230	$14,816
Dec 24	$15,982	$11,370	$15,905
Dec 25	$16,886	$12,200	$17,092

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	5.66%	3.26%	5.38%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	7.46%	5.30%	5.51%

Fund Information

Key Fund Statistics

Net Assets	$83,822,329
Number of Portfolio Holdings	147
Portfolio Turnover Rate	164.67%
Advisory Fees - net of reimbursement & waiver, if any	$485,466

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Corporate Bonds	74.6%
Asset-Backed Securities	13.2%
Loan Participations	6.5%
Commercial Mortgage-Backed Securities	1.0%
Short-Term Investments	0.7%
Collateralized Mortgage Obligations	0.7%
Other assets in excess of liabilities	3.3%
Oil, Gas & Consumable Fuels	9.6%
Hotels, Restaurants & Leisure	8.9%
Media	6.8%
Insurance	6.0%
Software	4.9%
Financial Services	4.0%
Health Care Providers & Services	3.4%
Diversified Telecommunication Services	3.0%
Trading Companies & Distributors	2.6%
Health Care Equipment & Supplies	2.4%
Other Industries	48.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective end of business April 11, 2025, the NVIT Federated High Income Bond Fund was renamed "NVIT Loomis Short Term High Yield Fund".

2. Effective end of business April 11, 2025, the subadviser was changed from Federated Investment Management Company to Loomis, Sayles & Company, L.P.

3. Effective April 14, 2025, the expense limitation rate changed from 0.76% to 0.72%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Short Term High Yield Fund

Annual Shareholder Report - December 31, 2025

NAR-STHY-I (12-25)

NVIT Managed American Funds Asset Allocation Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Managed American Funds Asset Allocation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$72	0.68%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

For the annual period ended December 31, 2025, the Fund's class II returned 11.27% versus 17.88% for its benchmark, the S&P 500® Total Return Index USD.

Over the past year ending December 2025, the S&P 500® Index delivered a total return of 17.88%, despite notable early-year volatility, including a near‑19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and AI companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return near 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

In addition to the underlying funds, a volatility management process determines whether the Fund should increase or decrease equity exposure by buying or selling futures contracts. The volatility overlay was a detractor during the year.

Top Contributors to Performance

  American Funds IS Growth Fund

  American Funds American Balanced Fund

Top Detractors from Performance

  American Funds Bond Fund of America

  American Funds IS US Government Securities Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
Dec 15	$10,000	$10,000	$10,000	$10,000
Dec 16	$10,855	$11,196	$10,821	$10,265
Dec 17	$12,760	$13,640	$12,364	$10,628
Dec 18	$12,145	$13,043	$12,085	$10,629
Dec 19	$14,449	$17,150	$14,757	$11,556
Dec 20	$15,473	$20,305	$17,025	$12,424
Dec 21	$17,440	$26,135	$19,742	$12,233
Dec 22	$14,947	$21,402	$16,601	$10,641
Dec 23	$17,520	$27,029	$19,541	$11,230
Dec 24	$20,346	$33,791	$22,498	$11,370
Dec 25	$22,639	$39,833	$25,594	$12,200

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	11.27%	7.91%	8.51%
S&P 500® Index	17.88%	14.42%	14.82%
Blended IndexFootnote Reference1	13.76%	8.49%	9.85%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Footnote	Description
Footnote[1]	The Blended Index comprises 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index.

Fund Information

Key Fund Statistics

Net Assets	$2,697,911,763
Number of Portfolio Holdings	9
Portfolio Turnover Rate	17.55%
Advisory Fees - net of reimbursement & waiver, if any	$4,020,549

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	46.3%
Balanced Fund	29.5%
Fixed Income Fund	18.5%
Other assets in excess of liabilities	5.7%
American Balanced Fund, Class R6	31.3%
American Funds Growth Fund, Class 1	29.6%
American Funds Washington Mutual Investors Fund, Class 1	19.5%
Bond Fund of America (The), Class R6	14.7%
American Funds U.S. Government Securities Fund, Class 1	4.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Managed American Funds Asset Allocation Fund

Annual Shareholder Report - December 31, 2025

NAR-AM-MGAA-II (12-25)

NVIT Managed American Funds Growth-Income Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Managed American Funds Growth-Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$73	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year ending December 2025 the S&P 500® Index delivered a total return of 17.88%, despite notable early-year volatility, including a near‑19% drawdown in April due to tariffs. This growth was driven by strong consumer spending and robust earnings growth, particularly in technology and artifcial intelligence (AI) companies. The Bloomberg U.S. Aggregate Bond Index posted a solid total return of 7.3%, benefiting from declining yields in the latter half of the year as the Federal Reserve began cutting rates. Internationally, developed‑market equities tracked by the MSCI EAFE® Index outperformed, delivering a total return near 31.22%, fueled by cyclical recovery in Europe and Japan, along with a modest pullback in the U.S. dollar. The Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

In addition to the underlying funds, a volatility management process determines whether the Fund should increase or decrease equity exposure by buying or selling futures contracts. The volatility overlay was a detractor during the year.

Top Contributors to Performance

  An underweight to and security selection in consumer staples

  An overweight to and security selection in industrials

  Security selection in energy

Top Detractors from Performance

  An overweight to and security selection in healthcare

  Security selection in materials

  An underweight to and security selection in communications services

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	S&P 500® Index
Dec 15	$10,000	$10,000
Dec 16	$11,004	$11,196
Dec 17	$13,392	$13,640
Dec 18	$13,047	$13,043
Dec 19	$15,915	$17,150
Dec 20	$17,026	$20,305
Dec 21	$20,850	$26,135
Dec 22	$17,636	$21,402
Dec 23	$21,924	$27,029
Dec 24	$26,601	$33,791
Dec 25	$29,437	$39,833

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	10.66%	11.57%	11.40%
S&P 500® Index	17.88%	14.42%	14.82%

Fund Information

Key Fund Statistics

Net Assets	$713,597,634
Number of Portfolio Holdings	4
Portfolio Turnover Rate	21.80%
Advisory Fees - net of reimbursement & waiver, if any	$1,065,560

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	94.9%
Other assets in excess of liabilities	5.1%
American Funds Growth-Income Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Managed American Funds Growth-Income Fund

Annual Shareholder Report - December 31, 2025

NAR-AM-MGI-II (12-25)

NVIT Mid Cap Index Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$42	0.40%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the S&P MidCap 400® Index, factors affecting the Index’s composition and performance also impact the Fund. U.S. equities were volatile in 2025 as sweeping tariff actions drove a Q1 selloff and a mid-March correction. Volatility peaked in April before easing after a 90 day pause on new tariffs, while China related tariffs remained on hold. Artificial intelligence (AI) enthusiasm and strong earnings supported markets, though uncertainty around long term tariff impacts persisted. The Fed held rates steady through midyear, then cut in September as hiring weakened, followed by two additional cuts in Q4 as unemployment rose and inflation stayed above target. Despite AI bubble fears and a record 43-day government shutdown, equities ended the year with modest gains.

Top Contributors to Performance

  From a sector perspective, Communication Services, Utilities, and Information Technology were the best performers

Top Detractors from Performance

  The Consumer Discretionary, Consumer Staples, and Materials sectors were the top laggards.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Russell 3000® Index	S&P MidCap 400® Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,029	$11,268	$12,074
Dec 17	$13,927	$13,649	$14,035
Dec 18	$12,341	$12,937	$12,480
Dec 19	$15,507	$16,932	$15,749
Dec 20	$17,541	$20,439	$17,901
Dec 21	$21,796	$25,661	$22,333
Dec 22	$18,876	$20,733	$19,416
Dec 23	$21,907	$26,114	$22,608
Dec 24	$24,863	$32,332	$25,758
Dec 25	$26,616	$37,877	$27,690

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	7.05%	8.70%	10.28%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P MidCap 400® Index	7.50%	9.12%	10.72%

Fund Information

Key Fund Statistics

Net Assets	$1,110,523,290
Number of Portfolio Holdings	410
Portfolio Turnover Rate	15.61%
Advisory Fees - net of reimbursement & waiver, if any	$2,474,724

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	100.2%
Repurchase Agreements	7.8%
Other liabilities in excess of assets	-8.0%
Banks	6.1%
Machinery	5.1%
Insurance	3.8%
Electronic Equipment, Instruments & Components	3.5%
Software	3.4%
Aerospace & Defense	3.3%
Specialty Retail	3.2%
Capital Markets	2.8%
Oil, Gas & Consumable Fuels	2.7%
Professional Services	2.7%
Other IndustriesFootnote Reference#	63.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Mid Cap Index Fund

Annual Shareholder Report - December 31, 2025

NAR-MCX-I (12-25)

NVIT Mid Cap Index Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$67	0.65%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the S&P MidCap 400® Index, factors affecting the Index’s composition and performance also impact the Fund. U.S. equities were volatile in 2025 as sweeping tariff actions drove a Q1 selloff and a mid-March correction. Volatility peaked in April before easing after a 90 day pause on new tariffs, while China related tariffs remained on hold. Artificial intelligence (AI) enthusiasm and strong earnings supported markets, though uncertainty around long term tariff impacts persisted. The Fed held rates steady through midyear, then cut in September as hiring weakened, followed by two additional cuts in Q4 as unemployment rose and inflation stayed above target. Despite AI bubble fears and a record 43-day government shutdown, equities ended the year with modest gains.

Top Contributors to Performance

  From a sector perspective, Communication Services, Utilities, and Information Technology were the best performers

Top Detractors from Performance

  The Consumer Discretionary, Consumer Staples, and Materials sectors were the top laggards.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Russell 3000® Index	S&P MidCap 400® Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,001	$11,268	$12,074
Dec 17	$13,870	$13,649	$14,035
Dec 18	$12,266	$12,937	$12,480
Dec 19	$15,383	$16,932	$15,749
Dec 20	$17,357	$20,439	$17,901
Dec 21	$21,523	$25,661	$22,333
Dec 22	$18,607	$20,733	$19,416
Dec 23	$21,550	$26,114	$22,608
Dec 24	$24,404	$32,332	$25,758
Dec 25	$26,068	$37,877	$27,690

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	6.82%	8.47%	10.06%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P MidCap 400® Index	7.50%	9.12%	10.72%

Fund Information

Key Fund Statistics

Net Assets	$1,110,523,290
Number of Portfolio Holdings	410
Portfolio Turnover Rate	15.61%
Advisory Fees - net of reimbursement & waiver, if any	$2,474,724

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	100.2%
Repurchase Agreements	7.8%
Other liabilities in excess of assets	-8.0%
Banks	6.1%
Machinery	5.1%
Insurance	3.8%
Electronic Equipment, Instruments & Components	3.5%
Software	3.4%
Aerospace & Defense	3.3%
Specialty Retail	3.2%
Capital Markets	2.8%
Oil, Gas & Consumable Fuels	2.7%
Professional Services	2.7%
Other IndustriesFootnote Reference#	63.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Mid Cap Index Fund

Annual Shareholder Report - December 31, 2025

NAR-MCX-II (12-25)

NVIT Mid Cap Index Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$26	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the S&P MidCap 400® Index, factors affecting the Index’s composition and performance also impact the Fund. U.S. equities were volatile in 2025 as sweeping tariff actions drove a Q1 selloff and a mid-March correction. Volatility peaked in April before easing after a 90 day pause on new tariffs, while China related tariffs remained on hold. Artificial intelligence (AI) enthusiasm and strong earnings supported markets, though uncertainty around long term tariff impacts persisted. The Fed held rates steady through midyear, then cut in September as hiring weakened, followed by two additional cuts in Q4 as unemployment rose and inflation stayed above target. Despite AI bubble fears and a record 43-day government shutdown, equities ended the year with modest gains.

Top Contributors to Performance

  From a sector perspective, Communication Services, Utilities, and Information Technology were the best performers

Top Detractors from Performance

  The Consumer Discretionary, Consumer Staples, and Materials sectors were the top laggards.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	Russell 3000® Index	S&P MidCap 400® Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,047	$11,268	$12,074
Dec 17	$13,971	$13,649	$14,035
Dec 18	$12,394	$12,937	$12,480
Dec 19	$15,603	$16,932	$15,749
Dec 20	$17,676	$20,439	$17,901
Dec 21	$21,994	$25,661	$22,333
Dec 22	$19,075	$20,733	$19,416
Dec 23	$22,172	$26,114	$22,608
Dec 24	$25,199	$32,332	$25,758
Dec 25	$27,031	$37,877	$27,690

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	7.27%	8.87%	10.46%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P MidCap 400® Index	7.50%	9.12%	10.72%

Fund Information

Key Fund Statistics

Net Assets	$1,110,523,290
Number of Portfolio Holdings	410
Portfolio Turnover Rate	15.61%
Advisory Fees - net of reimbursement & waiver, if any	$2,474,724

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	100.2%
Repurchase Agreements	7.8%
Other liabilities in excess of assets	-8.0%
Banks	6.1%
Machinery	5.1%
Insurance	3.8%
Electronic Equipment, Instruments & Components	3.5%
Software	3.4%
Aerospace & Defense	3.3%
Specialty Retail	3.2%
Capital Markets	2.8%
Oil, Gas & Consumable Fuels	2.7%
Professional Services	2.7%
Other IndustriesFootnote Reference#	63.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Mid Cap Index Fund

Annual Shareholder Report - December 31, 2025

NAR-MCX-Y (12-25)

NVIT Multi-Manager Small Cap Value Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$107	1.06%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund is managed by WCM and Jacobs Levy in two separate sleeves, and the commentary below provides a discussion of the performance of each of those sleeves.

The following commentary was provided by subadviser, WCM

Over the last twelve months, U.S. investors have experienced a macro-driven, highly speculative environment. The Fund’s high-quality focus has underperformed significantly as certain parts of the market moved into bubble-territory. The past year saw heightened speculation in U.S. small caps, with rallies driven by retail enthusiasm for lower quality, high-beta names, particularly in technology and AI. While defensive sectors led early in the period, speculative momentum returned in force during the spring, leaving quality portfolios behind.

Top Contributors to Performance

Overall, allocation decisions positively impacted the Fund's performance, primarily due to overweight positions in Materials and Health Care and the avoidance of the Energy sector. Additional benefits came from underweighting Real Estate and holding an overweight position in Technology. Notably, Real Estate was the only sector to contribute through selection effect. Key holdings that contributed to performance included Ensign Group (hold), ePlus Inc. (hold), and Cushman & Wakefield (hold).

Top Detractors from Performance

The Fund's underperformance during the reporting period was primarily the result of unfavorable stock selection, particularly within the Industrials, Health Care, Technology, and Materials sectors. Additional negative impacts came from selection in Staples, Financials, Discretionary, and Communications, all of which contributed meaningfully to the decline. Furthermore, the Fund's overweight exposure to Industrials and its avoidance of Communications sectors hindered relative performance. Notably, individual stocks such as Insight Enterprises (hold), DocGo (sold), and America's CarMart (sold) were among the key detractors from performance.

The following commentary was provided by subadviser, Jacobs Levy.

U.S. equities plummeted and then surged in 2025, and the broad equity market rose more than 17% for the year. Stocks advanced on AI hype, FOMC rate cuts, and a general speculative fervor, despite a laundry list of risks, including tariffs, the government shutdown, and potential stock overvaluation. For the year, large caps outperformed mid and small caps, while returns to growth and value varied across the capitalization spectrum. Dynamic stocks outperformed defensive stocks by about 10 percentage points.

Top Contributors to Performance

During the period, financials, consumer staples, and healthcare sectors made positive contributions to the Fund's relative performance. The selection of securities within financials, consumer staples, and industrials further supported these gains. Additionally, maintaining underweight positions in real estate, energy, and healthcare sectors proved beneficial. Notable individual stock contributors included Tutor Perini Corporation, Dana Incorporated, and Verve Therapeutics, Inc.

Top Detractors from Performance

During the reporting period, the Fund’s relative performance was negatively impacted by the information technology, materials, and communication services sectors. Security selection within information technology, materials, and real estate further detracted from results. Additionally, having overweight positions in consumer discretionary and consumer staples, as well as an underweight in utilities, proved disadvantageous. Among the individual stock detractors, EchoStar Corporation Class A, Comstock Resources, Inc., and Hecla Mining Company were the most notable.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Russell 3000® Index	Russell 2000® Value Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,593	$11,268	$13,174
Dec 17	$13,734	$13,649	$14,207
Dec 18	$11,406	$12,937	$12,380
Dec 19	$13,573	$16,932	$15,152
Dec 20	$14,273	$20,439	$15,853
Dec 21	$18,846	$25,661	$20,335
Dec 22	$16,412	$20,733	$17,390
Dec 23	$19,276	$26,114	$19,938
Dec 24	$20,535	$32,332	$21,362
Dec 25	$20,980	$37,877	$24,051

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	2.17%	8.01%	7.69%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Fund Information

Key Fund Statistics

Net Assets	$196,221,571
Number of Portfolio Holdings	383
Portfolio Turnover Rate	63.49%
Advisory Fees - net of reimbursement & waiver, if any	$1,587,008

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.2%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-4.5%
Banks	10.0%
Insurance	7.6%
Electronic Equipment, Instruments & Components	4.9%
Professional Services	4.7%
Health Care Providers & Services	4.5%
Chemicals	3.9%
Oil, Gas & Consumable Fuels	3.1%
Household Durables	2.9%
Automobile Components	2.9%
Ground Transportation	2.8%
Other IndustriesFootnote Reference#	52.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Cap Value Fund

Annual Shareholder Report - December 31, 2025

NAR-MM-SCV-I (12-25)

NVIT Multi-Manager Small Cap Value Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$132	1.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund is managed by WCM and Jacobs Levy in two separate sleeves, and the commentary below provides a discussion of the performance of each of those sleeves.

The following commentary was provided by subadviser, WCM

Over the last twelve months, U.S. investors have experienced a macro-driven, highly speculative environment. The Fund’s high-quality focus has underperformed significantly as certain parts of the market moved into bubble-territory. The past year saw heightened speculation in U.S. small caps, with rallies driven by retail enthusiasm for lower quality, high-beta names, particularly in technology and AI. While defensive sectors led early in the period, speculative momentum returned in force during the spring, leaving quality portfolios behind.

Top Contributors to Performance

Overall, allocation decisions positively impacted the Fund's performance, primarily due to overweight positions in Materials and Health Care and the avoidance of the Energy sector. Additional benefits came from underweighting Real Estate and holding an overweight position in Technology. Notably, Real Estate was the only sector to contribute through selection effect. Key holdings that contributed to performance included Ensign Group (hold), ePlus Inc. (hold), and Cushman & Wakefield (hold).

Top Detractors from Performance

The Fund's underperformance during the reporting period was primarily the result of unfavorable stock selection, particularly within the Industrials, Health Care, Technology, and Materials sectors. Additional negative impacts came from selection in Staples, Financials, Discretionary, and Communications, all of which contributed meaningfully to the decline. Furthermore, the Fund's overweight exposure to Industrials and its avoidance of Communications sectors hindered relative performance. Notably, individual stocks such as Insight Enterprises (hold), DocGo (sold), and America's CarMart (sold) were among the key detractors from performance.

The following commentary was provided by subadviser, Jacobs Levy.

U.S. equities plummeted and then surged in 2025, and the broad equity market rose more than 17% for the year. Stocks advanced on AI hype, FOMC rate cuts, and a general speculative fervor, despite a laundry list of risks, including tariffs, the government shutdown, and potential stock overvaluation. For the year, large caps outperformed mid and small caps, while returns to growth and value varied across the capitalization spectrum. Dynamic stocks outperformed defensive stocks by about 10 percentage points.

Top Contributors to Performance

During the period, financials, consumer staples, and healthcare sectors made positive contributions to the Fund's relative performance. The selection of securities within financials, consumer staples, and industrials further supported these gains. Additionally, maintaining underweight positions in real estate, energy, and healthcare sectors proved beneficial. Notable individual stock contributors included Tutor Perini Corporation, Dana Incorporated, and Verve Therapeutics, Inc.

Top Detractors from Performance

During the reporting period, the Fund’s relative performance was negatively impacted by the information technology, materials, and communication services sectors. Security selection within information technology, materials, and real estate further detracted from results. Additionally, having overweight positions in consumer discretionary and consumer staples, as well as an underweight in utilities, proved disadvantageous. Among the individual stock detractors, EchoStar Corporation Class A, Comstock Resources, Inc., and Hecla Mining Company were the most notable.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Russell 3000® Index	Russell 2000® Value Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,561	$11,268	$13,174
Dec 17	$13,661	$13,649	$14,207
Dec 18	$11,322	$12,937	$12,380
Dec 19	$13,438	$16,932	$15,152
Dec 20	$14,103	$20,439	$15,853
Dec 21	$18,557	$25,661	$20,335
Dec 22	$16,114	$20,733	$17,390
Dec 23	$18,878	$26,114	$19,938
Dec 24	$20,067	$32,332	$21,362
Dec 25	$20,442	$37,877	$24,051

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	1.87%	7.71%	7.41%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Fund Information

Key Fund Statistics

Net Assets	$196,221,571
Number of Portfolio Holdings	383
Portfolio Turnover Rate	63.49%
Advisory Fees - net of reimbursement & waiver, if any	$1,587,008

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.2%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-4.5%
Banks	10.0%
Insurance	7.6%
Electronic Equipment, Instruments & Components	4.9%
Professional Services	4.7%
Health Care Providers & Services	4.5%
Chemicals	3.9%
Oil, Gas & Consumable Fuels	3.1%
Household Durables	2.9%
Automobile Components	2.9%
Ground Transportation	2.8%
Other IndustriesFootnote Reference#	52.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Cap Value Fund

Annual Shareholder Report - December 31, 2025

NAR-MM-SCV-II (12-25)

NVIT Multi-Manager Small Cap Value Fund

Class IV

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$107	1.06%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund is managed by WCM and Jacobs Levy in two separate sleeves, and the commentary below provides a discussion of the performance of each of those sleeves.

The following commentary was provided by subadviser, WCM

Over the last twelve months, U.S. investors have experienced a macro-driven, highly speculative environment. The Fund’s high-quality focus has underperformed significantly as certain parts of the market moved into bubble-territory. The past year saw heightened speculation in U.S. small caps, with rallies driven by retail enthusiasm for lower quality, high-beta names, particularly in technology and AI. While defensive sectors led early in the period, speculative momentum returned in force during the spring, leaving quality portfolios behind.

Top Contributors to Performance

Overall, allocation decisions positively impacted the Fund's performance, primarily due to overweight positions in Materials and Health Care and the avoidance of the Energy sector. Additional benefits came from underweighting Real Estate and holding an overweight position in Technology. Notably, Real Estate was the only sector to contribute through selection effect. Key holdings that contributed to performance included Ensign Group (hold), ePlus Inc. (hold), and Cushman & Wakefield (hold).

Top Detractors from Performance

The Fund's underperformance during the reporting period was primarily the result of unfavorable stock selection, particularly within the Industrials, Health Care, Technology, and Materials sectors. Additional negative impacts came from selection in Staples, Financials, Discretionary, and Communications, all of which contributed meaningfully to the decline. Furthermore, the Fund's overweight exposure to Industrials and its avoidance of Communications sectors hindered relative performance. Notably, individual stocks such as Insight Enterprises (hold), DocGo (sold), and America's CarMart (sold) were among the key detractors from performance.

The following commentary was provided by subadviser, Jacobs Levy.

U.S. equities plummeted and then surged in 2025, and the broad equity market rose more than 17% for the year. Stocks advanced on AI hype, FOMC rate cuts, and a general speculative fervor, despite a laundry list of risks, including tariffs, the government shutdown, and potential stock overvaluation. For the year, large caps outperformed mid and small caps, while returns to growth and value varied across the capitalization spectrum. Dynamic stocks outperformed defensive stocks by about 10 percentage points.

Top Contributors to Performance

During the period, financials, consumer staples, and healthcare sectors made positive contributions to the Fund's relative performance. The selection of securities within financials, consumer staples, and industrials further supported these gains. Additionally, maintaining underweight positions in real estate, energy, and healthcare sectors proved beneficial. Notable individual stock contributors included Tutor Perini Corporation, Dana Incorporated, and Verve Therapeutics, Inc.

Top Detractors from Performance

During the reporting period, the Fund’s relative performance was negatively impacted by the information technology, materials, and communication services sectors. Security selection within information technology, materials, and real estate further detracted from results. Additionally, having overweight positions in consumer discretionary and consumer staples, as well as an underweight in utilities, proved disadvantageous. Among the individual stock detractors, EchoStar Corporation Class A, Comstock Resources, Inc., and Hecla Mining Company were the most notable.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class IV	Russell 3000® Index	Russell 2000® Value Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,603	$11,268	$13,174
Dec 17	$13,745	$13,649	$14,207
Dec 18	$11,416	$12,937	$12,380
Dec 19	$13,585	$16,932	$15,152
Dec 20	$14,285	$20,439	$15,853
Dec 21	$18,846	$25,661	$20,335
Dec 22	$16,407	$20,733	$17,390
Dec 23	$19,293	$26,114	$19,938
Dec 24	$20,532	$32,332	$21,362
Dec 25	$20,976	$37,877	$24,051

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	2.16%	7.99%	7.69%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Fund Information

Key Fund Statistics

Net Assets	$196,221,571
Number of Portfolio Holdings	383
Portfolio Turnover Rate	63.49%
Advisory Fees - net of reimbursement & waiver, if any	$1,587,008

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.2%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-4.5%
Banks	10.0%
Insurance	7.6%
Electronic Equipment, Instruments & Components	4.9%
Professional Services	4.7%
Health Care Providers & Services	4.5%
Chemicals	3.9%
Oil, Gas & Consumable Fuels	3.1%
Household Durables	2.9%
Automobile Components	2.9%
Ground Transportation	2.8%
Other IndustriesFootnote Reference#	52.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Cap Value Fund

Annual Shareholder Report - December 31, 2025

NAR-MM-SCV-IV (12-25)

NVIT Multi-Manager Small Company Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$110	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund is managed by Invesco and Jacobs Levy in two separate sleeves, and the commentary below provides a discussion of the performance of each of those sleeves.

The following commentary was provided by subadviser, Invesco.

During the reporting period, the Fund outperformed the benchmark. Outperformance was primarily driven by strong stock selection in the information technology and industrials sectors. These results were partially offset by weaker stock selection in the consumer discretionary and staples sectors.

Top Contributors to Performance

Celestica, Rocket Lab, and Carpenter were the primary contributors to the Fund’s absolute performance during the reporting period. While the Fund continues to hold positions in Rocket Lab and Carpenter, it sold its stake in Celestica. Celestica, an electronics manufacturing services company, has strengthened its market presence by gaining share in the AI networking segment. Rocket Lab, which produces small and medium-class rockets as well as satellite spacecraft components, achieved a milestone in December by securing its largest single award to date. Carpenter, a distributor of premium specialty alloys to markets such as aerospace, defense, and medical industries, saw its stock price rise following quarterly earnings that exceeded analysts’ expectations.

Top Detractors from Performance

Clearwater Analytics, Freshpet, and Sweetgreen were the largest detractors from the Fund’s absolute performance during the reporting period, with all three positions being sold. Clearwater Analytics, a provider of investment accounting software, faced investor uncertainty as the market awaited the integration of its two significant acquisitions. Freshpet, the leading producer of fresh dog and cat food in the U.S., saw its stock underperform amid slowing sales trends. Sweetgreen, a fast casual restaurant specializing in salads, bowls, and protein plates, experienced sluggish comparable store sales due to challenging weather in the first quarter and recent menu changes.

The following commentary was provided by subadviser, Jacobs Levy.

U.S. equities plummeted and then surged in 2025, and the broad equity market rose more than 17% for the year. Stocks advanced on AI hype, FOMC rate cuts, and a general speculative fervor, despite a laundry list of risks, including tariffs, the government shutdown, and potential stock overvaluation. For the year, large caps outperformed mid and small caps, while returns to growth and value varied across the capitalization spectrum. Dynamic stocks outperformed defensive stocks by about 10 percentage points.

Top Contributors to Performance

During the period, financials, consumer staples, and healthcare sectors made positive contributions to the Fund’s relative performance. In particular, security selection within these areas supported overall results. Additionally, maintaining underweight positions in real estate, energy, and healthcare provided further benefit. Among individual stocks, Tutor Perini Corporation, Dana Incorporated, and Opendoor Technologies, Inc. stood out as top contributors.

Top Detractors to Performance

Over the reporting period, the Fund's relative performance was negatively affected by the information technology, materials, and communication services sectors. Security selection within these areas detracted from overall results. Additionally, having overweight positions in consumer discretionary and consumer staples, as well as an underweight position in utilities, proved detrimental. Among individual holdings, EchoStar Corporation Class A, Comstock Resources, Inc., and Hecla Mining Company were the most significant detractors.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Russell 3000® Index	Russell 2000® Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,283	$11,268	$12,131
Dec 17	$13,940	$13,649	$13,908
Dec 18	$12,179	$12,937	$12,377
Dec 19	$15,302	$16,932	$15,535
Dec 20	$18,774	$20,439	$18,636
Dec 21	$24,563	$25,661	$21,398
Dec 22	$19,954	$20,733	$17,024
Dec 23	$22,745	$26,114	$19,907
Dec 24	$25,721	$32,332	$22,204
Dec 25	$28,382	$37,877	$25,048

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	10.35%	8.62%	11.00%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Fund Information

Key Fund Statistics

Net Assets	$354,744,566
Number of Portfolio Holdings	436
Portfolio Turnover Rate	75.06%
Advisory Fees - net of reimbursement & waiver, if any	$2,900,950

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.4%
Repurchase Agreements	10.4%
Other liabilities in excess of assets	-9.8%
Banks	9.3%
Aerospace & Defense	5.6%
Biotechnology	4.9%
Semiconductors & Semiconductor Equipment	4.6%
Insurance	4.2%
Construction & Engineering	3.4%
Specialty Retail	3.4%
Health Care Providers & Services	3.3%
Electronic Equipment, Instruments & Components	3.3%
Software	3.2%
Other IndustriesFootnote Reference#	54.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Company Fund

Annual Shareholder Report - December 31, 2025

NAR-MM-SCO-I (12-25)

NVIT Multi-Manager Small Company Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$136	1.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund is managed by Invesco and Jacobs Levy in two separate sleeves, and the commentary below provides a discussion of the performance of each of those sleeves.

The following commentary was provided by subadviser, Invesco.

During the reporting period, the Fund outperformed the benchmark. Outperformance was primarily driven by strong stock selection in the information technology and industrials sectors. These results were partially offset by weaker stock selection in the consumer discretionary and staples sectors.

Top Contributors to Performance

Celestica, Rocket Lab, and Carpenter were the primary contributors to the Fund’s absolute performance during the reporting period. While the Fund continues to hold positions in Rocket Lab and Carpenter, it sold its stake in Celestica. Celestica, an electronics manufacturing services company, has strengthened its market presence by gaining share in the AI networking segment. Rocket Lab, which produces small and medium-class rockets as well as satellite spacecraft components, achieved a milestone in December by securing its largest single award to date. Carpenter, a distributor of premium specialty alloys to markets such as aerospace, defense, and medical industries, saw its stock price rise following quarterly earnings that exceeded analysts’ expectations.

Top Detractors from Performance

Clearwater Analytics, Freshpet, and Sweetgreen were the largest detractors from the Fund’s absolute performance during the reporting period, with all three positions being sold. Clearwater Analytics, a provider of investment accounting software, faced investor uncertainty as the market awaited the integration of its two significant acquisitions. Freshpet, the leading producer of fresh dog and cat food in the U.S., saw its stock underperform amid slowing sales trends. Sweetgreen, a fast casual restaurant specializing in salads, bowls, and protein plates, experienced sluggish comparable store sales due to challenging weather in the first quarter and recent menu changes.

The following commentary was provided by subadviser, Jacobs Levy.

U.S. equities plummeted and then surged in 2025, and the broad equity market rose more than 17% for the year. Stocks advanced on AI hype, FOMC rate cuts, and a general speculative fervor, despite a laundry list of risks, including tariffs, the government shutdown, and potential stock overvaluation. For the year, large caps outperformed mid and small caps, while returns to growth and value varied across the capitalization spectrum. Dynamic stocks outperformed defensive stocks by about 10 percentage points.

Top Contributors to Performance

During the period, financials, consumer staples, and healthcare sectors made positive contributions to the Fund’s relative performance. In particular, security selection within these areas supported overall results. Additionally, maintaining underweight positions in real estate, energy, and healthcare provided further benefit. Among individual stocks, Tutor Perini Corporation, Dana Incorporated, and Opendoor Technologies, Inc. stood out as top contributors.

Top Detractors to Performance

Over the reporting period, the Fund's relative performance was negatively affected by the information technology, materials, and communication services sectors. Security selection within these areas detracted from overall results. Additionally, having overweight positions in consumer discretionary and consumer staples, as well as an underweight position in utilities, proved detrimental. Among individual holdings, EchoStar Corporation Class A, Comstock Resources, Inc., and Hecla Mining Company were the most significant detractors.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Russell 3000® Index	Russell 2000® Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,254	$11,268	$12,131
Dec 17	$13,872	$13,649	$13,908
Dec 18	$12,092	$12,937	$12,377
Dec 19	$15,157	$16,932	$15,535
Dec 20	$18,546	$20,439	$18,636
Dec 21	$24,204	$25,661	$21,398
Dec 22	$19,609	$20,733	$17,024
Dec 23	$22,294	$26,114	$19,907
Dec 24	$25,155	$32,332	$22,204
Dec 25	$27,684	$37,877	$25,048

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	10.05%	8.34%	10.72%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Fund Information

Key Fund Statistics

Net Assets	$354,744,566
Number of Portfolio Holdings	436
Portfolio Turnover Rate	75.06%
Advisory Fees - net of reimbursement & waiver, if any	$2,900,950

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.4%
Repurchase Agreements	10.4%
Other liabilities in excess of assets	-9.8%
Banks	9.3%
Aerospace & Defense	5.6%
Biotechnology	4.9%
Semiconductors & Semiconductor Equipment	4.6%
Insurance	4.2%
Construction & Engineering	3.4%
Specialty Retail	3.4%
Health Care Providers & Services	3.3%
Electronic Equipment, Instruments & Components	3.3%
Software	3.2%
Other IndustriesFootnote Reference#	54.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Company Fund

Annual Shareholder Report - December 31, 2025

NAR-MM-SCO-II (12-25)

NVIT Multi-Manager Small Company Fund

Class IV

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$110	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund is managed by Invesco and Jacobs Levy in two separate sleeves, and the commentary below provides a discussion of the performance of each of those sleeves.

The following commentary was provided by subadviser, Invesco.

During the reporting period, the Fund outperformed the benchmark. Outperformance was primarily driven by strong stock selection in the information technology and industrials sectors. These results were partially offset by weaker stock selection in the consumer discretionary and staples sectors.

Top Contributors to Performance

Celestica, Rocket Lab, and Carpenter were the primary contributors to the Fund’s absolute performance during the reporting period. While the Fund continues to hold positions in Rocket Lab and Carpenter, it sold its stake in Celestica. Celestica, an electronics manufacturing services company, has strengthened its market presence by gaining share in the AI networking segment. Rocket Lab, which produces small and medium-class rockets as well as satellite spacecraft components, achieved a milestone in December by securing its largest single award to date. Carpenter, a distributor of premium specialty alloys to markets such as aerospace, defense, and medical industries, saw its stock price rise following quarterly earnings that exceeded analysts’ expectations.

Top Detractors from Performance

Clearwater Analytics, Freshpet, and Sweetgreen were the largest detractors from the Fund’s absolute performance during the reporting period, with all three positions being sold. Clearwater Analytics, a provider of investment accounting software, faced investor uncertainty as the market awaited the integration of its two significant acquisitions. Freshpet, the leading producer of fresh dog and cat food in the U.S., saw its stock underperform amid slowing sales trends. Sweetgreen, a fast casual restaurant specializing in salads, bowls, and protein plates, experienced sluggish comparable store sales due to challenging weather in the first quarter and recent menu changes.

The following commentary was provided by subadviser, Jacobs Levy.

U.S. equities plummeted and then surged in 2025, and the broad equity market rose more than 17% for the year. Stocks advanced on AI hype, FOMC rate cuts, and a general speculative fervor, despite a laundry list of risks, including tariffs, the government shutdown, and potential stock overvaluation. For the year, large caps outperformed mid and small caps, while returns to growth and value varied across the capitalization spectrum. Dynamic stocks outperformed defensive stocks by about 10 percentage points.

Top Contributors to Performance

During the period, financials, consumer staples, and healthcare sectors made positive contributions to the Fund’s relative performance. In particular, security selection within these areas supported overall results. Additionally, maintaining underweight positions in real estate, energy, and healthcare provided further benefit. Among individual stocks, Tutor Perini Corporation, Dana Incorporated, and Opendoor Technologies, Inc. stood out as top contributors.

Top Detractors to Performance

Over the reporting period, the Fund's relative performance was negatively affected by the information technology, materials, and communication services sectors. Security selection within these areas detracted from overall results. Additionally, having overweight positions in consumer discretionary and consumer staples, as well as an underweight position in utilities, proved detrimental. Among individual holdings, EchoStar Corporation Class A, Comstock Resources, Inc., and Hecla Mining Company were the most significant detractors.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class IV	Russell 3000® Index	Russell 2000® Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,279	$11,268	$12,131
Dec 17	$13,937	$13,649	$13,908
Dec 18	$12,175	$12,937	$12,377
Dec 19	$15,302	$16,932	$15,535
Dec 20	$18,778	$20,439	$18,636
Dec 21	$24,556	$25,661	$21,398
Dec 22	$19,950	$20,733	$17,024
Dec 23	$22,735	$26,114	$19,907
Dec 24	$25,717	$32,332	$22,204
Dec 25	$28,385	$37,877	$25,048

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	10.37%	8.61%	11.00%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Fund Information

Key Fund Statistics

Net Assets	$354,744,566
Number of Portfolio Holdings	436
Portfolio Turnover Rate	75.06%
Advisory Fees - net of reimbursement & waiver, if any	$2,900,950

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.4%
Repurchase Agreements	10.4%
Other liabilities in excess of assets	-9.8%
Banks	9.3%
Aerospace & Defense	5.6%
Biotechnology	4.9%
Semiconductors & Semiconductor Equipment	4.6%
Insurance	4.2%
Construction & Engineering	3.4%
Specialty Retail	3.4%
Health Care Providers & Services	3.3%
Electronic Equipment, Instruments & Components	3.3%
Software	3.2%
Other IndustriesFootnote Reference#	54.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Company Fund

Annual Shareholder Report - December 31, 2025

NAR-MM-SCO-IV (12-25)

NVIT NASDAQ-100 Index Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT NASDAQ-100 Index Fund (the "Fund") for the period of April 28, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$36	0.46%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the Russell 1000® Index, factors affecting the Index’s composition and performance also impact the Fund. U.S. equities were volatile in 2025 as sweeping tariff actions drove a Q1 selloff and a mid-March correction. Volatility peaked in April before easing after a 90 day pause on new tariffs, while China related tariffs remained on hold. Artificial intelligence (AI) enthusiasm and strong earnings supported markets, though uncertainty around long-term tariff impacts persisted. The Fed held rates steady through mid-year, then cut in September as hiring weakened, followed by two additional cuts in Q4 as unemployment rose and inflation stayed above target. Despite AI bubble fears and a record 43 day government shutdown, equities ended the year with modest gains.

Top Contributors to Performance

  Utilities, Information Technology and Communication Services were the best performers

Top Detractors from Performance

  Financials, Industrials, and Real Estate were the top laggards.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Russell 1000® Index	NASDAQ-100® Index
Apr 25	$10,000	$10,000	$10,000
Dec 25	$12,832	$11,737	$12,102

Average Annual Total Returns

Since inceptionFootnote Reference^
Class I - (Inception 04/25/2025)	28.32%
Russell 1000® Index	25.49%
NASDAQ-100® Index	32.06%
Footnote	Description
Footnote^	Not annualized.

Fund Information

Key Fund Statistics

Net Assets	$268,110,051
Number of Portfolio Holdings	103
Portfolio Turnover Rate	50.00%
Advisory Fees - net of reimbursement & waiver, if any	$14,721

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.9%
Repurchase Agreement	0.7%
Other assets in excess of liabilities	0.4%
Semiconductors & Semiconductor Equipment	24.3%
Software	16.6%
Interactive Media & Services	10.8%
Technology Hardware, Storage & Peripherals	8.6%
Broadline Retail	5.9%
Automobiles	3.9%
Biotechnology	3.4%
Entertainment	3.1%
Hotels, Restaurants & Leisure	2.8%
Consumer Staples Distribution & Retail	2.1%
Other IndustriesFootnote Reference#	18.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class I is 0.49%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT NASDAQ-100 Index Fund

Annual Shareholder Report - December 31, 2025

NAR-NASDX-I (12-25)

NVIT NASDAQ-100 Index Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT NASDAQ-100 Index Fund (the "Fund") for the period of April 28, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$56	0.71%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the Russell 1000® Index, factors affecting the Index’s composition and performance also impact the Fund. U.S. equities were volatile in 2025 as sweeping tariff actions drove a Q1 selloff and a mid-March correction. Volatility peaked in April before easing after a 90 day pause on new tariffs, while China related tariffs remained on hold. Artificial intelligence (AI) enthusiasm and strong earnings supported markets, though uncertainty around long-term tariff impacts persisted. The Fed held rates steady through mid-year, then cut in September as hiring weakened, followed by two additional cuts in Q4 as unemployment rose and inflation stayed above target. Despite AI bubble fears and a record 43 day government shutdown, equities ended the year with modest gains.

Top Contributors to Performance

  Utilities, Information Technology and Communication Services were the best performers

Top Detractors from Performance

  Financials, Industrials, and Real Estate were the top laggards.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Russell 1000® Index	NASDAQ-100® Index
Apr 25	$10,000	$10,000	$10,000
Dec 25	$12,818	$11,737	$12,102

Average Annual Total Returns

Since inceptionFootnote Reference^
Class II - (Inception 04/25/2025)	28.18%
Russell 1000® Index	25.49%
NASDAQ-100® Index	32.06%
Footnote	Description
Footnote^	Not annualized.

Fund Information

Key Fund Statistics

Net Assets	$268,110,051
Number of Portfolio Holdings	103
Portfolio Turnover Rate	50.00%
Advisory Fees - net of reimbursement & waiver, if any	$14,721

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.9%
Repurchase Agreement	0.7%
Other assets in excess of liabilities	0.4%
Semiconductors & Semiconductor Equipment	24.3%
Software	16.6%
Interactive Media & Services	10.8%
Technology Hardware, Storage & Peripherals	8.6%
Broadline Retail	5.9%
Automobiles	3.9%
Biotechnology	3.4%
Entertainment	3.1%
Hotels, Restaurants & Leisure	2.8%
Consumer Staples Distribution & Retail	2.1%
Other IndustriesFootnote Reference#	18.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class II is 0.73%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT NASDAQ-100 Index Fund

Annual Shareholder Report - December 31, 2025

NAR-NASDX-II (12-25)

NVIT Putnam International Value Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Putnam International Value Fund (the "Fund") (formerly known as NVIT Columbia Overseas Value Fund) for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$112	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Non-US equities rose 20.6% in 2025, as measured by the MSCI EAFE® Index. Early volatility from artificial intelligence (AI) spending concerns and tariff threats gave way to optimism as Europe boosted fiscal spending and China cut rates to support growth. By year-end, trade progress and strong tech—especially AI in Asia—drove markets higher. The strategy delivered positive returns but underperformed its benchmark, the MSCI EAFE® Value Index. While sector allocation decisions had a positive impact, weak stock selection and a small cash balance during a strong market offset those strengths.

Top Contributors to Performance

  Underweighting the materials sector and effective stock selection in energy and consumer staples contributed to performance.

  Overweight in Netherlands, Sweden and Ireland contributed to performance.

  Overweight in AIB Group, CaixBank and ING Groep contributed to performance.

Top Detractors from Performance

  Consumer discretionary, financials and health care sectors detracted from performance.

  Underweight in Japan, Germany and Italy detracted from performance.

  Overweight in Sanofi, not holding Banco Strander and holding UBS Group out-of-benchmark, also detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	MSCI EAFE® Index	MSCI EAFE® Value Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,112	$10,100	$10,502
Dec 17	$12,409	$12,628	$12,754
Dec 18	$10,462	$10,887	$10,869
Dec 19	$11,768	$13,283	$12,617
Dec 20	$12,378	$14,321	$12,286
Dec 21	$13,665	$15,934	$13,623
Dec 22	$12,846	$13,632	$12,863
Dec 23	$14,845	$16,118	$15,301
Dec 24	$15,476	$16,734	$16,170
Dec 25	$20,891	$21,958	$23,002

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	34.99%	11.04%	7.65%
MSCI EAFE® Index	31.22%	8.92%	8.18%
MSCI EAFE® Value Index	42.25%	13.36%	8.69%

Fund Information

Key Fund Statistics

Net Assets	$305,061,488
Number of Portfolio Holdings	149
Portfolio Turnover Rate	107.86%
Advisory Fees - net of reimbursement & waiver, if any	$1,801,027

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.5%
Repurchase Agreements	0.7%
Other assets in excess of liabilities	0.8%
United Kingdom	19.1%
Japan	18.8%
France	11.1%
United States	10.7%
Germany	9.3%
Australia	8.2%
Netherlands	6.7%
Ireland	3.0%
Spain	2.3%
Switzerland	2.3%
Other CountriesFootnote Reference#	8.5%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective end of business January 31, 2025, the subadviser was changed from Columbia Management Investment Advisers, LLC to Putnam Investment Management, LLC.

2. Effective February 3, 2025, the management fee changed from 0.75% on assets up to $1 billion and 0.70% on assets of $1 billion and more to 0.73% on assets up to $1 billion and 0.68% on assets of $1 billion and more, respectively.

3. Effective end of business February 3, 2025, the NVIT Columbia Overseas Value Fund was renamed "NVIT Putnam International Value Fund".

4. Effective February 3, 2025, the expense limitation rate changed from 0.87% to 0.82%.

5. Effective July 1, 2025, the expense limitation rate changed from 0.82% to 0.78%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Putnam International Value Fund

Annual Shareholder Report - December 31, 2025

NAR-IV-I (12-25)

NVIT Putnam International Value Fund

Class X

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Putnam International Value Fund (the "Fund") (formerly known as NVIT Columbia Overseas Value Fund) for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class X	$96	0.81%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Non-US equities rose 20.6% in 2025, as measured by the MSCI EAFE® Index. Early volatility from artificial intelligence (AI) spending concerns and tariff threats gave way to optimism as Europe boosted fiscal spending and China cut rates to support growth. By year-end, trade progress and strong tech—especially AI in Asia—drove markets higher. The strategy delivered positive returns but underperformed its benchmark, the MSCI EAFE® Value Index. While sector allocation decisions had a positive impact, weak stock selection and a small cash balance during a strong market offset those strengths.

Top Contributors to Performance

  Underweighting the materials sector and effective stock selection in energy and consumer staples contributed to performance.

  Overweight in Netherlands, Sweden and Ireland contributed to performance.

  Overweight in AIB Group, CaixBank and ING Groep contributed to performance.

Top Detractors from Performance

  Consumer discretionary, financials and health care sectors detracted from performance.

  Underweight in Japan, Germany and Italy detracted from performance.

  Overweight in Sanofi, not holding Banco Strander and holding UBS Group out-of-benchmark, also detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class X	MSCI EAFE® Index	MSCI EAFE® Value Index
Oct 20	$10,000	$10,000	$10,000
Dec 20	$11,483	$11,349	$11,567
Dec 21	$12,698	$12,627	$12,827
Dec 22	$11,954	$10,802	$12,111
Dec 23	$13,827	$12,773	$14,406
Dec 24	$14,441	$13,261	$15,224
Dec 25	$19,525	$17,401	$21,656

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class X - (Inception 10/09/2020)	35.21%	11.20%	13.66%
MSCI EAFE® Index	31.22%	8.92%	11.17%
MSCI EAFE® Value Index	42.25%	13.36%	15.92%

Fund Information

Key Fund Statistics

Net Assets	$305,061,488
Number of Portfolio Holdings	149
Portfolio Turnover Rate	107.86%
Advisory Fees - net of reimbursement & waiver, if any	$1,801,027

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.5%
Repurchase Agreements	0.7%
Other assets in excess of liabilities	0.8%
United Kingdom	19.1%
Japan	18.8%
France	11.1%
United States	10.7%
Germany	9.3%
Australia	8.2%
Netherlands	6.7%
Ireland	3.0%
Spain	2.3%
Switzerland	2.3%
Other CountriesFootnote Reference#	8.5%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective end of business January 31, 2025, the subadviser was changed from Columbia Management Investment Advisers, LLC to Putnam Investment Management, LLC.

2. Effective February 3, 2025, the management fee changed from 0.75% on assets up to $1 billion and 0.70% on assets of $1 billion and more to 0.73% on assets up to $1 billion and 0.68% on assets of $1 billion and more, respectively.

3. Effective end of business February 3, 2025, the NVIT Columbia Overseas Value Fund was renamed "NVIT Putnam International Value Fund".

4. Effective February 3, 2025, the expense limitation rate changed from 0.87% to 0.82%.

5. Effective July 1, 2025, the expense limitation rate changed from 0.82% to 0.78%.

6. On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class X is 0.82%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Putnam International Value Fund

Annual Shareholder Report - December 31, 2025

NAR-IV-X (12-25)

NVIT Putnam International Value Fund

Class Z

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Putnam International Value Fund (the "Fund") (formerly known as NVIT Columbia Overseas Value Fund) for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Z	$125	1.06%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Non-US equities rose 20.6% in 2025, as measured by the MSCI EAFE® Index. Early volatility from artificial intelligence (AI) spending concerns and tariff threats gave way to optimism as Europe boosted fiscal spending and China cut rates to support growth. By year-end, trade progress and strong tech—especially AI in Asia—drove markets higher. The strategy delivered positive returns but underperformed its benchmark, the MSCI EAFE® Value Index. While sector allocation decisions had a positive impact, weak stock selection and a small cash balance during a strong market offset those strengths.

Top Contributors to Performance

  Underweighting the materials sector and effective stock selection in energy and consumer staples contributed to performance.

  Overweight in Netherlands, Sweden and Ireland contributed to performance.

  Overweight in AIB Group, CaixBank and ING Groep contributed to performance.

Top Detractors from Performance

  Consumer discretionary, financials and health care sectors detracted from performance.

  Underweight in Japan, Germany and Italy detracted from performance.

  Overweight in Sanofi, not holding Banco Strander and holding UBS Group out-of-benchmark, also detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Z	MSCI EAFE® Index	MSCI EAFE® Value Index
Oct 20	$10,000	$10,000	$10,000
Dec 20	$11,483	$11,349	$11,567
Dec 21	$12,664	$12,627	$12,827
Dec 22	$11,888	$10,802	$12,111
Dec 23	$13,715	$12,773	$14,406
Dec 24	$14,277	$13,261	$15,224
Dec 25	$19,266	$17,401	$21,656

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Z - (Inception 10/09/2020)	34.95%	10.90%	13.37%
MSCI EAFE® Index	31.22%	8.92%	11.17%
MSCI EAFE® Value Index	42.25%	13.36%	15.92%

Fund Information

Key Fund Statistics

Net Assets	$305,061,488
Number of Portfolio Holdings	149
Portfolio Turnover Rate	107.86%
Advisory Fees - net of reimbursement & waiver, if any	$1,801,027

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.5%
Repurchase Agreements	0.7%
Other assets in excess of liabilities	0.8%
United Kingdom	19.1%
Japan	18.8%
France	11.1%
United States	10.7%
Germany	9.3%
Australia	8.2%
Netherlands	6.7%
Ireland	3.0%
Spain	2.3%
Switzerland	2.3%
Other CountriesFootnote Reference#	8.5%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective end of business January 31, 2025, the subadviser was changed from Columbia Management Investment Advisers, LLC to Putnam Investment Management, LLC.

2. Effective February 3, 2025, the management fee changed from 0.75% on assets up to $1 billion and 0.70% on assets of $1 billion and more to 0.73% on assets up to $1 billion and 0.68% on assets of $1 billion and more, respectively.

3. Effective end of business February 3, 2025, the NVIT Columbia Overseas Value Fund was renamed "NVIT Putnam International Value Fund".

4. Effective February 3, 2025, the expense limitation rate changed from 0.87% to 0.82%.

5. Effective July 1, 2025, the expense limitation rate changed from 0.82% to 0.78%.

6. On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class Z is 1.07%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Putnam International Value Fund

Annual Shareholder Report - December 31, 2025

NAR-IV-Z (12-25)

NVIT Real Estate Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Real Estate Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$84	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

US equities rose over the twelve-month period ending December 31, 2025, buoyed by easing inflation, robust corporate earnings, improved trade sentiment, and above-trend GDP growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence (AI) valuation concerns, Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. The Federal Reserve lowered rates to bolster a cooling labor market yet maintained caution amid uneven inflation and lingering data gaps following the shutdown.

The Fund underperformed the benchmark during the reporting period. Underperformance was driven by weak selection within real estate technology, multifamily, and specialty finance, partially offset by strong selection in healthcare real estate, warehouse/logistics, and lodging.

Top Contributors to Performance

  Top contributors to relative performance during the period included an out-of-benchmark position in Brookdale Senior Living (healthcare real estate), an overweight position in American Healthcare REIT (healthcare real estate) and an underweight position in Alexandria (healthcare real estate).

Top Detractors from Performance

  Top detractors from relative performance during the period included an overweight position in SL Green Realty (office), an out-of-benchmark position in Iron Mountain (real estate technology), and an underweight position in Ventas (healthcare real estate).

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Russell 1000® Index	Dow Jones U.S. Select Real Estate Securities Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,735	$11,200	$10,665
Dec 17	$11,432	$13,630	$11,066
Dec 18	$10,984	$12,980	$10,599
Dec 19	$14,356	$17,041	$13,047
Dec 20	$13,583	$20,584	$11,586
Dec 21	$19,932	$26,006	$16,905
Dec 22	$14,248	$21,032	$12,505
Dec 23	$16,083	$26,611	$14,259
Dec 24	$17,807	$33,133	$14,954
Dec 25	$17,911	$38,889	$15,502

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	0.58%	5.69%	6.00%
Russell 1000® Index	17.37%	13.59%	14.59%
Dow Jones U.S. Select Real Estate Securities Index	3.67%	6.62%	4.79%

Fund Information

Key Fund Statistics

Net Assets	$194,580,015
Number of Portfolio Holdings	36
Portfolio Turnover Rate	111.04%
Advisory Fees - net of reimbursement & waiver, if any	$1,222,163

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.5%
Other assets in excess of liabilities	1.5%
Health Care REITs	20.9%
Industrial REITs	16.3%
Specialized REITs	15.9%
Retail REITs	14.5%
Residential REITs	13.3%
Diversified REITs	6.1%
Office REITs	3.6%
Hotels, Restaurants & Leisure	2.8%
Real Estate Management & Development	1.8%
Health Care Providers & Services	1.6%
Other Industries	3.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Real Estate Fund

Annual Shareholder Report - December 31, 2025

NAR-RE-I (12-25)

NVIT Real Estate Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Real Estate Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$109	1.09%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

US equities rose over the twelve-month period ending December 31, 2025, buoyed by easing inflation, robust corporate earnings, improved trade sentiment, and above-trend GDP growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence (AI) valuation concerns, Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. The Federal Reserve lowered rates to bolster a cooling labor market yet maintained caution amid uneven inflation and lingering data gaps following the shutdown.

The Fund underperformed the benchmark during the reporting period. Underperformance was driven by weak selection within real estate technology, multifamily, and specialty finance, partially offset by strong selection in healthcare real estate, warehouse/logistics, and lodging.

Top Contributors to Performance

  Top contributors to relative performance during the period included an out-of-benchmark position in Brookdale Senior Living (healthcare real estate), an overweight position in American Healthcare REIT (healthcare real estate) and an underweight position in Alexandria (healthcare real estate).

Top Detractors from Performance

  Top detractors from relative performance during the period included an overweight position in SL Green Realty (office), an out-of-benchmark position in Iron Mountain (real estate technology), and an underweight position in Ventas (healthcare real estate).

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Russell 1000® Index	Dow Jones U.S. Select Real Estate Securities Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$10,718	$11,200	$10,665
Dec 17	$11,376	$13,630	$11,066
Dec 18	$10,914	$12,980	$10,599
Dec 19	$14,237	$17,041	$13,047
Dec 20	$13,426	$20,584	$11,586
Dec 21	$19,646	$26,006	$16,905
Dec 22	$14,004	$21,032	$12,505
Dec 23	$15,775	$26,611	$14,259
Dec 24	$17,430	$33,133	$14,954
Dec 25	$17,487	$38,889	$15,502

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	0.33%	5.43%	5.75%
Russell 1000® Index	17.37%	13.59%	14.59%
Dow Jones U.S. Select Real Estate Securities Index	3.67%	6.62%	4.79%

Fund Information

Key Fund Statistics

Net Assets	$194,580,015
Number of Portfolio Holdings	36
Portfolio Turnover Rate	111.04%
Advisory Fees - net of reimbursement & waiver, if any	$1,222,163

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	98.5%
Other assets in excess of liabilities	1.5%
Health Care REITs	20.9%
Industrial REITs	16.3%
Specialized REITs	15.9%
Retail REITs	14.5%
Residential REITs	13.3%
Diversified REITs	6.1%
Office REITs	3.6%
Hotels, Restaurants & Leisure	2.8%
Real Estate Management & Development	1.8%
Health Care Providers & Services	1.6%
Other Industries	3.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Real Estate Fund

Annual Shareholder Report - December 31, 2025

NAR-RE-II (12-25)

NVIT S&P 500 Index Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$26	0.24%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the S&P 500® Index, factors affecting the Index’s composition and performance also impact the Fund.

U.S. equities were volatile in 2025 as sweeping tariff actions drove a Q1 selloff and a mid-March correction. Volatility peaked in April before easing after a 90 day pause on new tariffs, while China related tariffs remained on hold. Artificial intelligence (AI) enthusiasm and strong earnings supported markets, though uncertainty around long-term tariff impacts persisted. The Fed held rates steady through mid-year, then cut in September as hiring weakened, followed by two additional cuts in Q4 as unemployment rose and inflation stayed above target. Despite AI bubble fears and a record 43 day government shutdown, equities ended the year with modest gains.

Top Contributors to Performance

  Communication Services, Information Technology, and Industrials were the best performers.

Top Detractors from Performance

  Real Estate, Consumer Staples, and Consumer Discretionary were the top laggards.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	S&P 500® Index
Dec 15	$10,000	$10,000
Dec 16	$11,166	$11,196
Dec 17	$13,570	$13,640
Dec 18	$12,944	$13,043
Dec 19	$16,977	$17,150
Dec 20	$20,065	$20,305
Dec 21	$25,757	$26,135
Dec 22	$21,040	$21,402
Dec 23	$26,501	$27,029
Dec 24	$33,063	$33,791
Dec 25	$38,883	$39,833

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	17.60%	14.15%	14.54%
S&P 500® Index	17.88%	14.42%	14.82%

Fund Information

Key Fund Statistics

Net Assets	$5,699,765,169
Number of Portfolio Holdings	513
Portfolio Turnover Rate	1.72%
Advisory Fees - net of reimbursement & waiver, if any	$5,032,469

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.0%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.7%
Semiconductors & Semiconductor Equipment	13.9%
Software	10.1%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	3.8%
Financial Services	3.8%
Banks	3.5%
Capital Markets	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	2.6%
Other IndustriesFootnote Reference#	40.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class I is 0.27%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT S&P 500 Index Fund

Annual Shareholder Report - December 31, 2025

NAR-SPX-I (12-25)

NVIT S&P 500 Index Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$53	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the S&P 500® Index, factors affecting the Index’s composition and performance also impact the Fund.

U.S. equities were volatile in 2025 as sweeping tariff actions drove a Q1 selloff and a mid-March correction. Volatility peaked in April before easing after a 90 day pause on new tariffs, while China related tariffs remained on hold. Artificial intelligence (AI) enthusiasm and strong earnings supported markets, though uncertainty around long-term tariff impacts persisted. The Fed held rates steady through mid-year, then cut in September as hiring weakened, followed by two additional cuts in Q4 as unemployment rose and inflation stayed above target. Despite AI bubble fears and a record 43 day government shutdown, equities ended the year with modest gains.

Top Contributors to Performance

  Communication Services, Information Technology, and Industrials were the best performers.

Top Detractors from Performance

  Real Estate, Consumer Staples, and Consumer Discretionary were the top laggards.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	S&P 500® Index
Dec 15	$10,000	$10,000
Dec 16	$11,140	$11,196
Dec 17	$13,504	$13,640
Dec 18	$12,846	$13,043
Dec 19	$16,807	$17,150
Dec 20	$19,807	$20,305
Dec 21	$25,372	$26,135
Dec 22	$20,662	$21,402
Dec 23	$25,993	$27,029
Dec 24	$32,320	$33,791
Dec 25	$37,929	$39,833

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	17.35%	13.87%	14.26%
S&P 500® Index	17.88%	14.42%	14.82%

Fund Information

Key Fund Statistics

Net Assets	$5,699,765,169
Number of Portfolio Holdings	513
Portfolio Turnover Rate	1.72%
Advisory Fees - net of reimbursement & waiver, if any	$5,032,469

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.0%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.7%
Semiconductors & Semiconductor Equipment	13.9%
Software	10.1%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	3.8%
Financial Services	3.8%
Banks	3.5%
Capital Markets	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	2.6%
Other IndustriesFootnote Reference#	40.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class II is 0.52%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT S&P 500 Index Fund

Annual Shareholder Report - December 31, 2025

NAR-SPX-II (12-25)

NVIT S&P 500 Index Fund

Class IV

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$28	0.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the S&P 500® Index, factors affecting the Index’s composition and performance also impact the Fund.

U.S. equities were volatile in 2025 as sweeping tariff actions drove a Q1 selloff and a mid-March correction. Volatility peaked in April before easing after a 90 day pause on new tariffs, while China related tariffs remained on hold. Artificial intelligence (AI) enthusiasm and strong earnings supported markets, though uncertainty around long-term tariff impacts persisted. The Fed held rates steady through mid-year, then cut in September as hiring weakened, followed by two additional cuts in Q4 as unemployment rose and inflation stayed above target. Despite AI bubble fears and a record 43 day government shutdown, equities ended the year with modest gains.

Top Contributors to Performance

  Communication Services, Information Technology, and Industrials were the best performers.

Top Detractors from Performance

  Real Estate, Consumer Staples, and Consumer Discretionary were the top laggards.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class IV	S&P 500® Index
Dec 15	$10,000	$10,000
Dec 16	$11,159	$11,196
Dec 17	$13,562	$13,640
Dec 18	$12,933	$13,043
Dec 19	$16,966	$17,150
Dec 20	$20,041	$20,305
Dec 21	$25,725	$26,135
Dec 22	$21,013	$21,402
Dec 23	$26,474	$27,029
Dec 24	$32,995	$33,791
Dec 25	$38,799	$39,833

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	17.59%	14.12%	14.52%
S&P 500® Index	17.88%	14.42%	14.82%

Fund Information

Key Fund Statistics

Net Assets	$5,699,765,169
Number of Portfolio Holdings	513
Portfolio Turnover Rate	1.72%
Advisory Fees - net of reimbursement & waiver, if any	$5,032,469

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.0%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.7%
Semiconductors & Semiconductor Equipment	13.9%
Software	10.1%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	3.8%
Financial Services	3.8%
Banks	3.5%
Capital Markets	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	2.6%
Other IndustriesFootnote Reference#	40.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT S&P 500 Index Fund

Annual Shareholder Report - December 31, 2025

NAR-SPX-IV (12-25)

NVIT S&P 500 Index Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$17	0.16%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the S&P 500® Index, factors affecting the Index’s composition and performance also impact the Fund.

U.S. equities were volatile in 2025 as sweeping tariff actions drove a Q1 selloff and a mid-March correction. Volatility peaked in April before easing after a 90 day pause on new tariffs, while China related tariffs remained on hold. Artificial intelligence (AI) enthusiasm and strong earnings supported markets, though uncertainty around long-term tariff impacts persisted. The Fed held rates steady through mid-year, then cut in September as hiring weakened, followed by two additional cuts in Q4 as unemployment rose and inflation stayed above target. Despite AI bubble fears and a record 43 day government shutdown, equities ended the year with modest gains.

Top Contributors to Performance

  Communication Services, Information Technology, and Industrials were the best performers.

Top Detractors from Performance

  Real Estate, Consumer Staples, and Consumer Discretionary were the top laggards.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	S&P 500® Index
Dec 15	$10,000	$10,000
Dec 16	$11,178	$11,196
Dec 17	$13,589	$13,640
Dec 18	$12,972	$13,043
Dec 19	$17,036	$17,150
Dec 20	$20,143	$20,305
Dec 21	$25,883	$26,135
Dec 22	$21,172	$21,402
Dec 23	$26,672	$27,029
Dec 24	$33,307	$33,791
Dec 25	$39,203	$39,833

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	17.70%	14.25%	14.64%
S&P 500® Index	17.88%	14.42%	14.82%

Fund Information

Key Fund Statistics

Net Assets	$5,699,765,169
Number of Portfolio Holdings	513
Portfolio Turnover Rate	1.72%
Advisory Fees - net of reimbursement & waiver, if any	$5,032,469

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	99.0%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.7%
Semiconductors & Semiconductor Equipment	13.9%
Software	10.1%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	3.8%
Financial Services	3.8%
Banks	3.5%
Capital Markets	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	2.6%
Other IndustriesFootnote Reference#	40.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT S&P 500 Index Fund

Annual Shareholder Report - December 31, 2025

NAR-SPX-Y (12-25)

NVIT Small Cap Index Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Small Cap Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$61	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the Russell 2000® Index, factors affecting the Index’s composition and performance also impact the Fund. U.S. equities were volatile in 2025 as sweeping tariff actions drove a Q1 selloff and a mid-March correction. Volatility peaked in April before easing after a 90 day pause on new tariffs, while China related tariffs remained on hold. Artificial intelligence (AI) enthusiasm and strong earnings supported markets, though uncertainty around long-term tariff impacts persisted. The Fed held rates steady through mid-year, then cut in September as hiring weakened, followed by two additional cuts in Q4 as unemployment rose and inflation stayed above target. Despite AI bubble fears and a record 43 day government shutdown, equities ended the year with modest gains.

Top Contributors to Performance

  Materials, Health Care, and Industrials were the best performers.

Top Detractors from Performance

  Consumer Staples, Consumer Discretionary, and Energy were the top laggards.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Russell 3000® Index	Russell 2000® Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,087	$11,268	$12,131
Dec 17	$13,801	$13,649	$13,908
Dec 18	$12,236	$12,937	$12,377
Dec 19	$15,290	$16,932	$15,535
Dec 20	$18,243	$20,439	$18,636
Dec 21	$20,834	$25,661	$21,398
Dec 22	$16,516	$20,733	$17,024
Dec 23	$19,217	$26,114	$19,907
Dec 24	$21,306	$32,332	$22,204
Dec 25	$23,893	$37,877	$25,048

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	12.14%	5.54%	9.10%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Fund Information

Key Fund Statistics

Net Assets	$574,918,638
Number of Portfolio Holdings	1,965
Portfolio Turnover Rate	18.08%
Advisory Fees - net of reimbursement & waiver, if any	$952,642

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	100.2%
Repurchase Agreements	12.7%
Other liabilities in excess of assets	-12.9%
Banks	8.8%
Biotechnology	8.3%
Software	5.0%
Machinery	3.4%
Electronic Equipment, Instruments & Components	3.1%
Semiconductors & Semiconductor Equipment	3.0%
Health Care Providers & Services	2.9%
Oil, Gas & Consumable Fuels	2.7%
Health Care Equipment & Supplies	2.4%
Pharmaceuticals	2.3%
Other IndustriesFootnote Reference#	58.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Small Cap Index Fund

Annual Shareholder Report - December 31, 2025

NAR-SCX-II (12-25)

NVIT Small Cap Index Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Small Cap Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$26	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the Russell 2000® Index, factors affecting the Index’s composition and performance also impact the Fund. U.S. equities were volatile in 2025 as sweeping tariff actions drove a Q1 selloff and a mid-March correction. Volatility peaked in April before easing after a 90 day pause on new tariffs, while China related tariffs remained on hold. Artificial intelligence (AI) enthusiasm and strong earnings supported markets, though uncertainty around long-term tariff impacts persisted. The Fed held rates steady through mid-year, then cut in September as hiring weakened, followed by two additional cuts in Q4 as unemployment rose and inflation stayed above target. Despite AI bubble fears and a record 43 day government shutdown, equities ended the year with modest gains.

Top Contributors to Performance

  Materials, Health Care, and Industrials were the best performers.

Top Detractors from Performance

  Consumer Staples, Consumer Discretionary, and Energy were the top laggards.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	Russell 3000® Index	Russell 2000® Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$12,122	$11,268	$12,131
Dec 17	$13,887	$13,649	$13,908
Dec 18	$12,347	$12,937	$12,377
Dec 19	$15,484	$16,932	$15,535
Dec 20	$18,536	$20,439	$18,636
Dec 21	$21,232	$25,661	$21,398
Dec 22	$16,888	$20,733	$17,024
Dec 23	$19,708	$26,114	$19,907
Dec 24	$21,945	$32,332	$22,204
Dec 25	$24,698	$37,877	$25,048

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	12.54%	5.91%	9.46%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Fund Information

Key Fund Statistics

Net Assets	$574,918,638
Number of Portfolio Holdings	1,965
Portfolio Turnover Rate	18.08%
Advisory Fees - net of reimbursement & waiver, if any	$952,642

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	100.2%
Repurchase Agreements	12.7%
Other liabilities in excess of assets	-12.9%
Banks	8.8%
Biotechnology	8.3%
Software	5.0%
Machinery	3.4%
Electronic Equipment, Instruments & Components	3.1%
Semiconductors & Semiconductor Equipment	3.0%
Health Care Providers & Services	2.9%
Oil, Gas & Consumable Fuels	2.7%
Health Care Equipment & Supplies	2.4%
Pharmaceuticals	2.3%
Other IndustriesFootnote Reference#	58.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Small Cap Index Fund

Annual Shareholder Report - December 31, 2025

NAR-SCX-Y (12-25)

NVIT Strategic Income Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Strategic Income Fund (the "Fund") (formerly known as NVIT Amundi Multi Sector Bond Fund) for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$82	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed the Bloomberg US Aggregate Bond Index during the period and achieved so with lower volatility. While primarily all credit sectors outperformed like-duration treasuries during the year, the Fund’s diversified approach to credit investing benefited its risk-return profile as intra-sector spread movements differed month-to-month. The Fund received positive contributions from its corporate credit, securitized credit, opportunistic credit, agency MBS, and sovereign bond allocations while receiving less-than-benchmark positive contribution from falling interest rates.

Top Contributors to Performance

  Top Sector Contributors to Performance are high yield corporate credit, investment grade corporate credit and residential MBS credit.

  Top Country Contributors to Performance are United States, Mexico and Japan.

Top Detractors from Performance

  Top Sector Detractors from Performance are underweight duration (relative basis), corporate credit hedges (short market) and Convertible Bonds.

  Top Country Detractors from Performance are Luxembourg, Singapore and Hong Kong (flat performance).

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Bloomberg U.S. Aggregate Bond Index
Dec 15	$10,000	$10,000
Dec 16	$10,865	$10,265
Dec 17	$11,552	$10,628
Dec 18	$11,282	$10,629
Dec 19	$12,316	$11,556
Dec 20	$12,816	$12,424
Dec 21	$13,487	$12,233
Dec 22	$13,178	$10,641
Dec 23	$14,324	$11,230
Dec 24	$15,805	$11,370
Dec 25	$17,000	$12,200

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	7.56%	5.81%	5.45%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Fund Information

Key Fund Statistics

Net Assets	$463,884,638
Number of Portfolio Holdings	421
Portfolio Turnover Rate	284.63%
Advisory Fees - net of reimbursement & waiver, if any	$1,801,290

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	58.8%
Asset-Backed Securities	14.6%
Repurchase Agreements	12.2%
Mortgage-Backed Securities	9.9%
Collateralized Mortgage Obligations	8.8%
Commercial Mortgage-Backed Securities	4.0%
U.S. Treasury Obligation	2.8%
Foreign Government Securities	2.2%
Loan Participations	1.7%
Preferred Stocks	0.7%
Supranational	0.7%
Other liabilities in excess of assets	-16.4%
Insurance	11.4%
Oil, Gas & Consumable Fuels	5.8%
Banks	5.6%
Capital Markets	4.2%
Hotels, Restaurants & Leisure	2.9%
Consumer Finance	2.7%
Financial Services	2.2%
Metals & Mining	1.5%
Passenger Airlines	1.4%
Pharmaceuticals	1.3%
Other IndustriesFootnote Reference#	61.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. The sub-adviser is formerly known as Amundi Asset Management US, Inc.

2. Effective end of business June 26, 2025, the NVIT Amundi Multi Sector Bond Fund was renamed "NVIT Strategic Income Fund".

3. On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class I is 0.89%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Strategic Income Fund

Annual Shareholder Report - December 31, 2025

NAR-SI-I (12-25)

NVIT U.S. 130/30 Equity Fund

Class Y

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT U.S. 130/30 Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$85	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

U.S. equities plummeted and then surged in 2025, and the broad equity market rose more than 17% for the year. Stocks advanced on artificial intelligence (AI) hype, FOMC rate cuts, and a general speculative fervor, despite a laundry list of risks, including tariffs, the government shutdown, and potential stock overvaluation. For the year, large caps outperformed mid and small caps, while returns in growth and value varied across the capitalization spectrum. Dynamic stocks outperformed defensive stocks by about 10 percentage points.

Top Contributors to Performance

  Financials, healthcare, and industrials contributed positively to relative performance.

  Security selection in financials, healthcare, and industrials contributed to performance.

  Overweight to information technology and underweights to utilities and financials helped.

  Top stock contributors included Lam Research Corporation, GE Vernova Inc., and Comfort Systems USA, Inc.

Top Detractors from Performance

  Information technology, communication services, and materials contributed negatively to relative performance.

  Security selection in information technology, communication services, and materials detracted from performance.

  Overweights to materials and consumer staples, and an underweight to communication services hurt performance.

  Top stock detractors included Deckers Outdoor Corporation, Lumentum Holdings, Inc., and EchoStar Corporation Class A

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class Y	S&P 500® Index
Oct 19	$10,000	$10,000
Dec 19	$10,505	$10,795
Dec 20	$12,238	$12,781
Dec 21	$16,654	$16,451
Dec 22	$16,927	$13,472
Dec 23	$21,358	$17,013
Dec 24	$25,980	$21,270
Dec 25	$29,249	$25,073

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 10/24/2019)	12.68%Footnote Reference*	19.04%	18.94%
S&P 500® Index	17.88%	14.42%	16.01%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$976,433,012
Number of Portfolio Holdings	260
Portfolio Turnover Rate	95.81%
Advisory Fees - net of reimbursement & waiver, if any	$7,589,381

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	97.5%
Other assets in excess of liabilities	2.5%
Semiconductors & Semiconductor Equipment	12.8%
Software	11.5%
Interactive Media & Services	7.2%
Hotels, Restaurants & Leisure	4.5%
Specialty Retail	4.3%
Technology Hardware, Storage & Peripherals	4.0%
Health Care Equipment & Supplies	4.0%
Insurance	3.9%
Capital Markets	3.5%
Construction & Engineering	3.1%
Other Industries	41.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT U.S. 130/30 Equity Fund

Annual Shareholder Report - December 31, 2025

NAR-130-30-Y (12-25)

NVIT Victory Mid Cap Value Fund

Class I

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Victory Mid Cap Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$86	0.85%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund underperformed the benchmark during the reporting period. Stock selection and sector allocation were unfavorable, with stock selection having a larger impact on relative underperformance. Stock selection in Information Technology, Industrials, Materials, Health Care and Financials detracted from relative performance. No exposure in Communication Services and an overweight in Materials detracted from relative return. Cash position during the year was a drag on performance. Conversely, stock selection in Consumer Staples and Real Estate contributed to relative return for the year. An underweight in Real Estate was beneficial.

Top Contributors to Performance

  Franco-Nevada Corp, one of the world’s largest royalty and streaming businesses, provides investors with leverage to rising gold prices. With gold appreciating over 64% in 2025, this investment was a clear beneficiary.

  MKS Inc rallied following strong Q2 and Q3 results driven by a NAND memory upgrade cycle and strength in its Electronics and Packaging business. MKS Inc benefits from leading market share in recovering semiconductor and electronics markets.

  Expedia Group Inc experienced strong improvement in bookings for both VRBO and Hotels.com, despite subdued expectations for U.S. travel; this, combined with effective cost management and increased operating leverage, led to an expansion in EBITDA margins and prompted management to raise their full-year guidance once again.

Top Detractors from Performance

  Globant declined amid macro, tariff, and geopolitical uncertainty that weighed on Latin America–exposed equities, compounded by rising concerns that generative AI would pressure demand, shorten project durations, and weigh on margins for Globant‘s IT services.

  Westlake Corp underperformed as both Housing & Infrastructure Products and Performance & Essential Materials segments faced margin pressures from unfavorable mix, global oversupply, and weak demand, leaving shares pressured despite cost actions and attractive valuation.

  Zebra Technologies Corp, despite having solid fundamentals, lagged due to tariff impacts, cautious customer spending, and disappointing guidance reflecting weakening core business demand.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class I	Russell 1000® Index	Russell Midcap® Value Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$11,772	$11,200	$12,000
Dec 17	$13,414	$13,630	$13,601
Dec 18	$11,655	$12,980	$11,929
Dec 19	$14,448	$17,041	$15,157
Dec 20	$14,294	$20,584	$15,909
Dec 21	$17,753	$26,006	$20,418
Dec 22	$17,293	$21,032	$17,962
Dec 23	$18,817	$26,611	$20,244
Dec 24	$20,425	$33,133	$21,884
Dec 25	$20,913	$38,889	$24,302

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	2.39%	7.91%	7.66%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Fund Information

Key Fund Statistics

Net Assets	$440,838,210
Number of Portfolio Holdings	80
Portfolio Turnover Rate	62.79%
Advisory Fees - net of reimbursement & waiver, if any	$2,062,555

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	96.7%
Repurchase Agreements	8.6%
Other liabilities in excess of assets	-5.3%
Insurance	7.6%
Specialty Retail	5.5%
Machinery	5.1%
Oil, Gas & Consumable Fuels	4.5%
Health Care Providers & Services	4.4%
Consumer Staples Distribution & Retail	4.4%
Containers & Packaging	4.2%
Electronic Equipment, Instruments & Components	4.1%
Ground Transportation	3.7%
Hotels, Restaurants & Leisure	3.3%
Other IndustriesFootnote Reference#	53.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective January 1, 2025, the expense limitation rate changed from 0.79% to 0.73%.

2. On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class I is 0.86%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Victory Mid Cap Value Fund

Annual Shareholder Report - December 31, 2025

NAR-MCV-I (12-25)

NVIT Victory Mid Cap Value Fund

Class II

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the NVIT Victory Mid Cap Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$97	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund underperformed the benchmark during the reporting period. Stock selection and sector allocation were unfavorable, with stock selection having a larger impact on relative underperformance. Stock selection in Information Technology, Industrials, Materials, Health Care and Financials detracted from relative performance. No exposure in Communication Services and an overweight in Materials detracted from relative return. Cash position during the year was a drag on performance. Conversely, stock selection in Consumer Staples and Real Estate contributed to relative return for the year. An underweight in Real Estate was beneficial.

Top Contributors to Performance

  Franco-Nevada Corp, one of the world’s largest royalty and streaming businesses, provides investors with leverage to rising gold prices. With gold appreciating over 64% in 2025, this investment was a clear beneficiary.

  MKS Inc rallied following strong Q2 and Q3 results driven by a NAND memory upgrade cycle and strength in its Electronics and Packaging business. MKS Inc benefits from leading market share in recovering semiconductor and electronics markets.

  Expedia Group Inc experienced strong improvement in bookings for both VRBO and Hotels.com, despite subdued expectations for U.S. travel; this, combined with effective cost management and increased operating leverage, led to an expansion in EBITDA margins and prompted management to raise their full-year guidance once again.

Top Detractors from Performance

  Globant declined amid macro, tariff, and geopolitical uncertainty that weighed on Latin America–exposed equities, compounded by rising concerns that generative AI would pressure demand, shorten project durations, and weigh on margins for Globant‘s IT services.

  Westlake Corp underperformed as both Housing & Infrastructure Products and Performance & Essential Materials segments faced margin pressures from unfavorable mix, global oversupply, and weak demand, leaving shares pressured despite cost actions and attractive valuation.

  Zebra Technologies Corp, despite having solid fundamentals, lagged due to tariff impacts, cautious customer spending, and disappointing guidance reflecting weakening core business demand.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class II	Russell 1000® Index	Russell Midcap® Value Index
Dec 15	$10,000	$10,000	$10,000
Dec 16	$11,759	$11,200	$12,000
Dec 17	$13,387	$13,630	$13,601
Dec 18	$11,626	$12,980	$11,929
Dec 19	$14,398	$17,041	$15,157
Dec 20	$14,233	$20,584	$15,909
Dec 21	$17,651	$26,006	$20,418
Dec 22	$17,181	$21,032	$17,962
Dec 23	$18,664	$26,611	$20,244
Dec 24	$20,248	$33,133	$21,884
Dec 25	$20,714	$38,889	$24,302

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	2.30%	7.79%	7.55%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Fund Information

Key Fund Statistics

Net Assets	$440,838,210
Number of Portfolio Holdings	80
Portfolio Turnover Rate	62.79%
Advisory Fees - net of reimbursement & waiver, if any	$2,062,555

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Common Stocks	96.7%
Repurchase Agreements	8.6%
Other liabilities in excess of assets	-5.3%
Insurance	7.6%
Specialty Retail	5.5%
Machinery	5.1%
Oil, Gas & Consumable Fuels	4.5%
Health Care Providers & Services	4.4%
Consumer Staples Distribution & Retail	4.4%
Containers & Packaging	4.2%
Electronic Equipment, Instruments & Components	4.1%
Ground Transportation	3.7%
Hotels, Restaurants & Leisure	3.3%
Other IndustriesFootnote Reference#	53.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective January 1, 2025, the expense limitation rate changed from 0.79% to 0.73%.

2. On November 14, 2025, the Fund entered into a new expense limitation agreement. The expense limitation for the Class II is 1.01%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Victory Mid Cap Value Fund

Annual Shareholder Report - December 31, 2025

NAR-MCV-II (12-25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 19 (a)(1).

During the period covered by the report, with respect to the registrant’s Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, except as may be noted hereinbelow, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code of Ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1)    The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the board’s audit and operations committee.

3(a)(2)    The audit committee financial expert of the registrant’s board of trustees is David E. Wezdenko, who, for purposes of this Item 3 of Form N-CSR, is an “independent” trustee of the registrant.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $1,754,700 in 2024 and $ $1,791,000 in 2025.

Tax Fees.  Tax fee amount represents tax compliance for federal, state and international matters, general consulting as well as consulting as it relates to foreign tax reclaims. This information is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Nationwide Fund Advisors (“NFA”), and any service provider to the registrant controlling, controlled by, or under common control with NFA that provided ongoing services to the registrant (hereinafter referred to collectively as the “Covered Services Provider”). The aggregate fees billed for the Reporting Periods were $0 in 2024 and $0 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $82,200 in 2024 and $95,900 in 2025. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $87,616 in 2024 and $78,925 in 2025. These services consisted of U.S. federal, state and local tax assistance related to the tax treatment of passive foreign income companies.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2024 and $0 in 2025. When applicable, these services consist of the Auditor reviewing the post-effective amendment to the registration statement on Form N-1A and providing a consent, and/or the Auditor reviewing the unaudited semi-annual financial information.

4(e)(1) Pre-Approval Policies and Procedures.  The Audit and Operations Committee (the “Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to NFA and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate the Committee’s responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at the Committee’s next regularly-scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).

The Committee also may establish detailed pre-approval policies and procedures for pre-approval of these services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than NFA or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as:  (i) the aggregate amount of all said permissible non-audit services provided to the registrant, NFA, and any Covered Services Provider constitutes not more than five percent (5%) of the total amount of revenues paid by the registrant to the registrant’s independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) these services are promptly brought to the attention of the Committee and approved by the Committee (or the Committee’s delegate(s)) prior to the completion of the audit.

4(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4(f) Not Applicable: The percentage of hours expended to audit the registrant’s financial statements for the fiscal year ended October 31, 2025, that were attributed to work performed by persons other than PwC’s full-time, permanent employees was not over fifty percent (50%).

4(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant and service affiliates for the fiscal years ended October 31, 2024 and October 31, 2025, were $2,088,405 and $1,025,000, respectively.

4(h) The registrant’s Audit and Operations Committee has considered whether the provision by PwC of non-audit services to NFA and covered Services Providers, that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X because these services did not directly relate to the registrant’s operations and financial reporting, is compatible with maintaining PwC’s independence.

4(i) Not applicable.

4(j) Not applicable.

Item 5.    Audit Committee of Listed Registrants.

5(a) Not Applicable.

5(b) Not Applicable.

Item 6.    Investments.

6(a) The complete schedule of investments is included in Item 7 of this Form N-CSR.

6(b) Not Applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements
December 31, 2025
Nationwide Variable Insurance Trust
Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may choose this option by:
- Calling 1-800-848-6331
- Logging into your account at https://www.nationwide.com/personal/investing/mutual-funds/
and choosing ‘Log in’, or by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form
N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and
N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust also makes this information available to investors on https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.
The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available:
- By calling 1-800-848-0920
- On the Fund’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the SEC’s website at http://www.sec.gov
Funds are required to disclose proxy votes using the issuer’s proxy card language and order, categorize votes by topic, and report shares voted versus shares loaned but not recalled.
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 1-800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and is not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company.
©2026 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 20
Statements of Operations 28
Statements of Changes in Net Assets 32
Financial Highlights 40
Notes to Financial Statements 49
Report of Independent Registered Public Accounting Firm 75
Supplemental Information 76

2 - Statement of Investments - December 31, 2025 - NVIT Investor Destinations Aggressive Fund
Investment Companies 86 .9%
Shares Value ($)
Equity Funds 78.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 5,747,754 74,490,890
Nationwide International Equity
Portfolio, Class R6(a) 4,685,128 61,187,773
Nationwide Large Cap Equity
Portfolio, Class R6(a) 5,462,989 57,962,313
NVIT Emerging Markets Fund,
Class Y(a) 1,581,699 23,535,674
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,158,178 23,632,053
NVIT GS International Equity
Insights Fund, Class Y(a) 2,391,373 32,929,201
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 3,126,999 74,141,143
Total Equity Funds
(cost $302,384,670) 347,879,047
Fixed Income Funds 8.8%
Nationwide Bond Portfolio, Class
R6(a) 1,011,713 8,690,614
NVIT Bond Index Fund, Class
Y(a) 2,419,916 21,924,437
NVIT Loomis Core Bond Fund,
Class Y(a) 934,965 8,667,127
Total Fixed Income Funds
(cost $39,894,644) 39,282,178
Total Investment Companies
(cost $342,279,314) 387,161,225
Exchange Traded Funds 13 .1%
Equity Funds 13.1%
iShares Core MSCI EAFE
ETF(b) 101,981 9,123,220
iShares Core S&P 500 ETF 19,503 13,358,385
iShares Core S&P Small-Cap
ETF(b) 226,639 27,237,475
JPMorgan Equity Premium
Income ETF(b) 154,185 8,825,549
Total Exchange Traded Funds
(cost $53,590,210) 58,544,629
Short-Term Investment 0 .0%
†
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio –
Institutional Class, 3.71% (c) 50,384 50,384
Total Short-Term Investment
(cost $50,384)
50,384
Repurchase Agreements 7 .4%
Principal
Amount ($) Value ($)
Bank of America NA, 3.85%,
dated 12/31/2025, due
1/2/2026, repurchase price
$10,002,139, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
5/1/2049 - 9/1/2050; total
market value $10,200,000.
(d)(e) 10,000,000 10,000,000
BofA Securities, Inc., 3.85%,
dated 12/31/2025, due
1/2/2026, repurchase price
$1,000,214, collateralized
by U.S. Government Agency
Securities, ranging from
1.34% - 5.25%, maturing
10/20/2034 - 2/20/2073;
total market value
$1,020,000.(d)(e) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $867,867,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $885,035.(d)(e) 867,681 867,681
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $1,000,213,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $1,020,000.(d)(e) 1,000,000 1,000,000
CF Secured, LLC, 3.84%,
dated 12/31/2025, due
1/2/2026, repurchase price
$10,002,133, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 1.13% -
7.50%, maturing 3/31/2026
- 4/20/2071; total market
value $10,202,176.(d)(e) 10,000,000 10,000,000

NVIT Investor Destinations Aggressive Fund - December 31, 2025 - Statement of Investments - 3
  Repurchase Agreements
Principal
Amount ($) Value ($)
Citi Global Market, Inc.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $10,002,117,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
2/15/2028 - 10/31/2029;
total market value
$10,200,003.(d)(e) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $32,867,681) 32,867,681
Total Investments
(cost $428,787,589) — 107.4% 478,623,919
Liabilities in excess of other assets — (7.4)% (33,035,184)
NET ASSETS — 100.0% $ 445,588,735
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $33,150,646, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $32,867,681 and by
$1,409,836 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.25%
- 4.63%, and maturity dates ranging from 5/31/2027 -
2/15/2052, a total value of $34,277,517.
(c) Represents 7-day effective yield as of December 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$32,867,681.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - December 31, 2025 - NVIT Investor Destinations Moderately Aggressive Fund
Investment Companies 89 .7%
Shares Value ($)
Equity Funds 68.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 10,953,098 141,952,153
Nationwide International Equity
Portfolio, Class R6(a) 11,794,696 154,038,730
Nationwide Large Cap Equity
Portfolio, Class R6(a) 11,146,515 118,264,527
NVIT Emerging Markets Fund,
Class Y(a) 2,805,342 41,743,494
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,800,718 41,617,861
NVIT GS International Equity
Insights Fund, Class Y(a) 5,391,957 74,247,250
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 5,963,879 141,403,573
Total Equity Funds
(cost $622,366,732) 713,267,588
Fixed Income Funds 21.6%
Nationwide Bond Portfolio, Class
R6(a) 8,715,248 74,863,977
NVIT Bond Index Fund, Class
Y(a) 10,120,782 91,694,287
NVIT Loomis Core Bond Fund,
Class Y(a) 6,102,637 56,571,447
NVIT Loomis Short Term Bond
Fund, Class Y(a) 313,850 3,094,558
Total Fixed Income Funds
(cost $230,081,782) 226,224,269
Total Investment Companies
(cost $852,448,514) 939,491,857
Exchange Traded Funds 10 .4%
Equity Funds 10.4%
iShares Core MSCI EAFE
ETF(b) 242,053 21,654,061
iShares Core S&P 500 ETF 30,859 21,136,563
iShares Core S&P Small-Cap
ETF(b) 376,755 45,278,416
JPMorgan Equity Premium
Income ETF(b) 365,957 20,947,379
Total Exchange Traded Funds
(cost $99,801,053) 109,016,419
Short-Term Investment 0 .0%
†
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio –
Institutional Class, 3.71% (c) 10,749 10,749
Total Short-Term Investment
(cost $10,749)
10,749
Repurchase Agreements 2 .0%
Principal
Amount ($) Value ($)
Bank of America NA, 3.85%,
dated 12/31/2025, due
1/2/2026, repurchase price
$5,001,069, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
5/1/2049 - 9/1/2050; total
market value $5,100,000.
(d)(e) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $1,296,110,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $1,321,750.(d)(e) 1,295,833 1,295,833
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $10,002,133,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $10,200,001.(d)(e) 10,000,000 10,000,000
CF Secured, LLC, 3.84%,
dated 12/31/2025, due
1/2/2026, repurchase price
$5,001,067, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 1.13% -
7.50%, maturing 3/31/2026
- 4/20/2071; total market
value $5,101,088.(d)(e) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $21,295,833) 21,295,833
Total Investments
(cost $973,556,149) — 102.1% 1,069,814,858
Liabilities in excess of other assets — (2.1)% (21,668,377)
NET ASSETS — 100.0% $ 1,048,146,481

NVIT Investor Destinations Moderately Aggressive Fund - December 31, 2025 - Statement of Investments - 5
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $60,626,981, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $21,295,833 and by
$41,694,752 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.25%
- 4.63%, and maturity dates ranging from 12/31/2026 -
8/15/2054, a total value of $62,990,585.
(c) Represents 7-day effective yield as of December 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$21,295,833.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - December 31, 2025 - NVIT Investor Destinations Moderate Fund
Investment Companies 86 .0%
Shares Value ($)
Alternative Assets 1.5%
Nationwide Strategic Income
Fund, Class R6(a) 2,574,861 26,186,335
Total Alternative Assets
(cost $26,262,027) 26,186,335
Equity Funds 52.2%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 16,880,834 218,775,614
Nationwide International Equity
Portfolio, Class R6(a) 11,567,138 151,066,820
Nationwide Large Cap Equity
Portfolio, Class R6(a) 13,676,172 145,104,181
NVIT Emerging Markets Fund,
Class Y(a) 3,452,869 51,378,686
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 4,692,117 51,378,687
NVIT GS International Equity
Insights Fund, Class Y(a) 5,509,331 75,863,491
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 9,220,259 218,612,340
Total Equity Funds
(cost $787,958,803) 912,179,819
Fixed Income Funds 32.3%
Nationwide Bond Portfolio, Class
R6(a) 19,663,324 168,907,952
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 765,785 6,930,357
NVIT Bond Index Fund, Class
Y(a) 19,468,177 176,381,687
NVIT Loomis Core Bond Fund,
Class Y(a) 16,404,284 152,067,711
NVIT Loomis Short Term Bond
Fund, Class Y(a) 6,198,466 61,116,878
Total Fixed Income Funds
(cost $576,904,646) 565,404,585
Total Investment Companies
(cost $1,391,125,476) 1,503,770,739
Exchange Traded Funds 14 .1%
Equity Funds 9.1%
iShares Core MSCI EAFE
ETF(b) 399,180 35,710,643
iShares Core S&P 500 ETF 77,293 52,941,067
iShares Core S&P Small-Cap
ETF(b) 289,782 34,826,001
JPMorgan Equity Premium
Income ETF(b) 614,130 35,152,801
Total Equity Funds
(cost $142,285,883) 158,630,512
Fixed Income Funds 5.0%
iShares Core International
Aggregate Bond ETF(b) 1,030,706 51,545,607
Exchange Traded Funds
Shares Value ($)
iShares J.P. Morgan USD
Emerging Markets Bond
ETF(b) 363,938 35,039,951
Total Fixed Income Funds
(cost $88,084,123) 86,585,558
Total Exchange Traded Funds
(cost $230,370,006) 245,216,070
Short-Term Investment 0 .0%
†
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio –
Institutional Class, 3.71% (c) 71,679 71,679
Total Short-Term Investment
(cost $71,679)
71,679
Repurchase Agreements 5 .4%
Principal
Amount ($)
Bank of America NA, 3.85%,
dated 12/31/2025, due
1/2/2026, repurchase price
$2,000,428, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
5/1/2049 - 9/1/2050; total
market value $2,040,000.
(d)(e) 2,000,000 2,000,000
Barclays Capital, Inc, 3.45%,
dated 12/31/2025, due
1/2/2026, repurchase price
$10,001,917, collateralized
by U.S. Government
Treasury Securities, 4.38%,
maturing 1/31/2032; total
market value $10,200,010.
(d)(e) 10,000,000 10,000,000
BofA Securities, Inc., 3.85%,
dated 12/31/2025, due
1/2/2026, repurchase price
$7,001,497, collateralized
by U.S. Government Agency
Securities, ranging from
1.34% - 5.25%, maturing
10/20/2034 - 2/20/2073;
total market value
$7,140,000.(d)(e) 7,000,000 7,000,000
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $740,709,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $755,362.(d)(e) 740,551 740,551

NVIT Investor Destinations Moderate Fund - December 31, 2025 - Statement of Investments - 7
  Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $25,505,440,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $26,010,002.(d)(e) 25,500,000 25,500,000
CF Secured, LLC, 3.84%,
dated 12/31/2025, due
1/2/2026, repurchase price
$8,001,707, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 1.13% -
7.50%, maturing 3/31/2026
- 4/20/2071; total market
value $8,161,741.(d)(e) 8,000,000 8,000,000
Citi Global Market, Inc.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $15,003,175,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
2/15/2028 - 10/31/2029;
total market value
$15,300,004.(d)(e) 15,000,000 15,000,000
MetLife, Inc., 3.83%,
dated 12/31/2025, due
1/2/2026, repurchase price
$2,000,426, collateralized by
U.S. Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048; total
market value $2,041,034.
(d)(e) 2,000,000 2,000,000
Pershing LLC, 3.72%,
dated 12/31/2025, due
1/2/2026, repurchase price
$25,005,167, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 2/15/2026
- 12/20/2075; total market
value $25,500,001.(d)(e) 25,000,000 25,000,000
Total Repurchase Agreements
(cost $95,240,551) 95,240,551
Total Investments
(cost $1,716,807,712) — 105.5% 1,844,299,039
Liabilities in excess of other assets — (5.5)% (95,948,575)
NET ASSETS — 100.0% $ 1,748,350,464
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $119,365,761, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $95,240,551 and by
$27,681,075 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
- 6.25%, and maturity dates ranging from 1/15/2026 -
8/15/2054, a total value of $122,921,626.
(c) Represents 7-day effective yield as of December 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$95,240,551.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

8 - Statement of Investments - December 31, 2025 - NVIT Investor Destinations Moderately Conservative Fund
Investment Companies 80 .4%
Shares Value ($)
Alternative Assets 2.5%
Nationwide Strategic Income
Fund, Class R6(a) 1,201,527 12,219,525
Total Alternative Assets
(cost $12,254,845) 12,219,525
Equity Funds 32.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,809,185 36,407,041
Nationwide International Equity
Portfolio, Class R6(a) 2,115,676 27,630,733
Nationwide Large Cap Equity
Portfolio, Class R6(a) 2,260,722 23,986,262
NVIT Emerging Markets Fund,
Class Y(a) 530,425 7,892,718
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,071,540 11,733,367
NVIT GS International Equity
Insights Fund, Class Y(a) 958,013 13,191,841
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 1,533,807 36,366,555
Total Equity Funds
(cost $135,583,591) 157,208,517
Fixed Income Funds 45.5%
Nationwide Bond Portfolio, Class
R6(a) 7,179,950 61,675,768
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,612,505 14,593,174
NVIT Bond Index Fund, Class
Y(a) 6,798,976 61,598,720
NVIT Loomis Core Bond Fund,
Class Y(a) 4,910,971 45,524,699
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,823,653 37,701,219
Total Fixed Income Funds
(cost $224,733,345) 221,093,580
Total Investment Companies
(cost $372,571,781) 390,521,622
Exchange Traded Funds 19 .7%
Equity Funds 9.7%
iShares Core MSCI EAFE
ETF(b) 163,932 14,665,357
iShares Core S&P 500 ETF 21,290 14,582,372
iShares Core S&P Small-Cap
ETF(b) 66,866 8,035,956
JPMorgan Equity Premium
Income ETF(b) 170,495 9,759,134
Total Equity Funds
(cost $42,440,291) 47,042,819
Fixed Income Funds 10.0%
iShares Core International
Aggregate Bond ETF(b) 581,818 29,096,718
Exchange Traded Funds
Shares Value ($)
iShares J.P. Morgan USD
Emerging Markets Bond ETF 202,834 19,528,858
Total Fixed Income Funds
(cost $49,471,627) 48,625,576
Total Exchange Traded Funds
(cost $91,911,918) 95,668,395
Repurchase Agreements 4 .0%
Principal
Amount ($)
Bank of America NA, 3.85%,
dated 12/31/2025, due
1/2/2026, repurchase price
$4,000,856, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
5/1/2049 - 9/1/2050; total
market value $4,080,000.
(c)(d) 4,000,000 4,000,000
BofA Securities, Inc., 3.85%,
dated 12/31/2025, due
1/2/2026, repurchase price
$1,000,214, collateralized
by U.S. Government Agency
Securities, ranging from
1.34% - 5.25%, maturing
10/20/2034 - 2/20/2073;
total market value
$1,020,000.(c)(d) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $2,458,659,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $2,507,297.(c)(d) 2,458,134 2,458,134
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $5,001,067,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $5,100,000.(c)(d) 5,000,000 5,000,000

NVIT Investor Destinations Moderately Conservative Fund - December 31, 2025 - Statement of Investments - 9
  Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC, 3.84%,
dated 12/31/2025, due
1/2/2026, repurchase price
$200,043, collateralized by
U.S. Government Agency
and Treasury Securities,
ranging from 1.13% -
7.50%, maturing 3/31/2026
- 4/20/2071; total market
value $204,044.(c)(d) 200,000 200,000
Citi Global Market, Inc.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $5,001,058,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
2/15/2028 - 10/31/2029;
total market value
$5,100,001.(c)(d) 5,000,000 5,000,000
Pershing LLC, 3.72%,
dated 12/31/2025, due
1/2/2026, repurchase price
$2,000,413, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 2/15/2026
- 12/20/2075; total market
value $2,040,000.(c)(d) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $19,658,134) 19,658,134
Total Investments
(cost $484,141,833) — 104.1% 505,848,151
Liabilities in excess of other assets — (4.1)% (19,856,905)
NET ASSETS — 100.0% $ 485,991,246
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $30,955,082, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $19,658,134 and by
$12,509,141 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.75%, and maturity dates ranging from 1/29/2026 -
8/15/2055, a total value of $32,167,275.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$19,658,134.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - December 31, 2025 - NVIT Investor Destinations Conservative Fund
Investment Companies 78 .8%
Shares Value ($)
Alternative Assets 3.0%
Nationwide Strategic Income
Fund, Class R6(a) 1,255,045 12,763,807
Total Alternative Assets
(cost $12,800,691) 12,763,807
Equity Funds 16.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,435,948 18,609,884
Nationwide International Equity
Portfolio, Class R6(a) 950,333 12,411,345
Nationwide Large Cap Equity
Portfolio, Class R6(a) 770,050 8,170,235
NVIT Emerging Markets Fund,
Class Y(a) 171,795 2,556,305
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 467,426 5,118,310
NVIT GS International Equity
Insights Fund, Class Y(a) 432,461 5,954,985
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 784,428 18,598,785
Total Equity Funds
(cost $61,284,063) 71,419,849
Fixed Income Funds 59.0%
Nationwide Bond Portfolio, Class
R6(a) 7,567,874 65,008,036
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,349,039 21,258,803
NVIT Bond Index Fund, Class
Y(a) 6,148,567 55,706,014
NVIT Loomis Core Bond Fund,
Class Y(a) 5,738,942 53,199,990
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,602,311 55,238,789
Total Fixed Income Funds
(cost $253,642,854) 250,411,632
Total Investment Companies
(cost $327,727,608) 334,595,288
Exchange Traded Funds 21 .3%
Equity Funds 6.2%
iShares Core MSCI EAFE
ETF(b) 59,514 5,324,122
iShares Core S&P 500 ETF 16,374 11,215,208
iShares Core S&P Small-Cap
ETF(b) 11,429 1,373,537
JPMorgan Equity Premium
Income ETF(b) 148,263 8,486,574
Total Equity Funds
(cost $23,699,016) 26,399,441
Fixed Income Funds 15.1%
iShares Core International
Aggregate Bond ETF(b) 682,927 34,153,180
Exchange Traded Funds
Shares Value ($)
iShares J.P. Morgan USD
Emerging Markets Bond ETF 310,265 29,872,314
Total Fixed Income Funds
(cost $65,005,991) 64,025,494
Total Exchange Traded Funds
(cost $88,705,007) 90,424,935
Repurchase Agreements 6 .2%
Principal
Amount ($)
Bank of America NA, 3.85%,
dated 12/31/2025, due
1/2/2026, repurchase price
$3,000,642, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
5/1/2049 - 9/1/2050; total
market value $3,060,000.
(c)(d) 3,000,000 3,000,000
BofA Securities, Inc., 3.85%,
dated 12/31/2025, due
1/2/2026, repurchase price
$3,000,642, collateralized
by U.S. Government Agency
Securities, ranging from
1.34% - 5.25%, maturing
10/20/2034 - 2/20/2073;
total market value
$3,060,000.(c)(d) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $3,294,964,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $3,360,147.(c)(d) 3,294,262 3,294,262
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $5,001,067,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $5,100,000.(c)(d) 5,000,000 5,000,000

NVIT Investor Destinations Conservative Fund - December 31, 2025 - Statement of Investments - 11
  Repurchase Agreements
Principal
Amount ($) Value ($)
Citi Global Market, Inc.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $12,002,540,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
2/15/2028 - 10/31/2029;
total market value
$12,240,003.(c)(d) 12,000,000 12,000,000
Total Repurchase Agreements
(cost $26,294,262) 26,294,262
Total Investments
(cost $442,726,877) — 106.3% 451,314,485
Liabilities in excess of other assets — (6.3)% (26,704,515)
NET ASSETS — 100.0% $ 424,609,970
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $33,466,900, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $26,294,262 and by
$8,578,143 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
- 6.25%, and maturity dates ranging from 1/15/2026 -
5/15/2054, a total value of $34,872,405.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$26,294,262.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

12 - Statement of Investments - December 31, 2025 - NVIT Investor Destinations Balanced Fund
Investment Companies 81 .2%
Shares Value ($)
Alternative Assets 2.0%
Nationwide Strategic Income
Fund, Class R6(a) 2,072,824 21,080,619
Total Alternative Assets
(cost $21,141,553) 21,080,619
Equity Funds 43.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 9,330,733 120,926,297
Nationwide International Equity
Portfolio, Class R6(a) 4,923,123 64,295,987
Nationwide Large Cap Equity
Portfolio, Class R6(a) 6,678,068 70,854,305
NVIT Emerging Markets Fund,
Class Y(a) 1,714,101 25,505,822
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,338,899 25,610,944
NVIT GS International Equity
Insights Fund, Class Y(a) 2,310,324 31,813,166
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 5,098,837 120,893,435
Total Equity Funds
(cost $395,705,479) 459,899,956
Fixed Income Funds 35.4%
Nationwide Bond Portfolio, Class
R6(a) 12,096,044 103,905,014
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 462,356 4,184,326
NVIT Bond Index Fund, Class
Y(a) 13,073,217 118,443,350
NVIT Loomis Core Bond Fund,
Class Y(a) 8,936,114 82,837,780
NVIT Loomis Short Term Bond
Fund, Class Y(a) 6,392,738 63,032,398
Total Fixed Income Funds
(cost $379,103,497) 372,402,868
Total Investment Companies
(cost $795,950,529) 853,383,443
Exchange Traded Funds 18 .8%
Equity Funds 8.9%
iShares Core MSCI EAFE
ETF(b) 239,991 21,469,595
iShares Core S&P 500 ETF 46,448 31,814,093
iShares Core S&P Small-Cap
ETF(b) 159,526 19,171,835
JPMorgan Equity Premium
Income ETF(b) 369,112 21,127,971
Total Equity Funds
(cost $83,837,036) 93,583,494
Fixed Income Funds 9.9%
iShares Core International
Aggregate Bond ETF 1,244,617 62,243,296
Exchange Traded Funds
Shares Value ($)
iShares J.P. Morgan USD
Emerging Markets Bond ETF 438,132 42,183,349
Total Fixed Income Funds
(cost $106,236,081) 104,426,645
Total Exchange Traded Funds
(cost $190,073,117) 198,010,139
Repurchase Agreements 2 .6%
Principal
Amount ($)
BofA Securities, Inc., 3.85%,
dated 12/31/2025, due
1/2/2026, repurchase price
$6,501,390, collateralized
by U.S. Government Agency
Securities, ranging from
1.34% - 5.25%, maturing
10/20/2034 - 2/20/2073;
total market value
$6,630,000.(c)(d) 6,500,000 6,500,000
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $838,299,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $854,883.(c)(d) 838,121 838,121
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $1,000,213,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $1,020,000.(c)(d) 1,000,000 1,000,000
CF Secured, LLC, 3.84%,
dated 12/31/2025, due
1/2/2026, repurchase price
$8,001,707, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 1.13% -
7.50%, maturing 3/31/2026
- 4/20/2071; total market
value $8,161,741.(c)(d) 8,000,000 8,000,000

NVIT Investor Destinations Balanced Fund - December 31, 2025 - Statement of Investments - 13
  Repurchase Agreements
Principal
Amount ($) Value ($)
Citi Global Market, Inc.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $11,002,328,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
2/15/2028 - 10/31/2029;
total market value
$11,220,003.(c)(d) 11,000,000 11,000,000
Total Repurchase Agreements
(cost $27,338,121) 27,338,121
Total Investments
(cost $1,013,361,767) — 102.6% 1,078,731,703
Liabilities in excess of other assets — (2.6)% (27,830,177)
NET ASSETS — 100.0% $ 1,050,901,526
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $49,138,614, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $27,338,121 and by
$23,899,182 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
- 6.25%, and maturity dates ranging from 1/15/2026 -
8/15/2054, a total value of $51,237,303.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$27,338,121.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

14 - Statement of Investments - December 31, 2025 - NVIT Investor Destinations Capital Appreciation Fund
Investment Companies 85 .7%
Shares Value ($)
Alternative Assets 1.0%
Nationwide Strategic Income
Fund, Class R6(a) 1,438,273 14,627,239
Total Alternative Assets
(cost $14,688,319) 14,627,239
Equity Funds 60.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 17,554,171 227,502,061
Nationwide International Equity
Portfolio, Class R6(a) 10,065,226 131,451,850
Nationwide Large Cap Equity
Portfolio, Class R6(a) 13,629,652 144,610,606
NVIT Emerging Markets Fund,
Class Y(a) 2,996,932 44,594,348
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 4,072,543 44,594,348
NVIT GS International Equity
Insights Fund, Class Y(a) 4,621,323 63,635,621
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 9,585,225 227,265,690
Total Equity Funds
(cost $791,011,888) 883,654,524
Fixed Income Funds 24.3%
Nationwide Bond Portfolio, Class
R6(a) 11,397,809 97,907,182
NVIT Bond Index Fund, Class
Y(a) 14,717,476 133,340,331
NVIT Loomis Core Bond Fund,
Class Y(a) 8,598,327 79,706,491
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,599,989 45,355,891
Total Fixed Income Funds
(cost $367,485,384) 356,309,895
Total Investment Companies
(cost $1,173,185,591) 1,254,591,658
Exchange Traded Funds 14 .3%
Equity Funds 9.8%
iShares Core MSCI EAFE
ETF(b) 333,921 29,872,573
iShares Core S&P 500 ETF 64,685 44,305,344
iShares Core S&P Small-Cap
ETF(b) 341,411 41,030,774
JPMorgan Equity Premium
Income ETF(b) 512,998 29,364,005
Total Equity Funds
(cost $133,628,494) 144,572,696
Fixed Income Funds 4.5%
iShares Core International
Aggregate Bond ETF(b) 870,972 43,557,310
iShares J.P. Morgan USD
Emerging Markets Bond ETF 228,414 21,991,700
Total Fixed Income Funds
(cost $66,864,137) 65,549,010
Total Exchange Traded Funds
(cost $200,492,631) 210,121,706
Short-Term Investment 0 .0%
†
Shares Value ($)
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio –
Institutional Class, 3.71% (c) 27,328 27,328
Total Short-Term Investment
(cost $27,328)
27,328
Repurchase Agreements 2 .8%
Principal
Amount ($)
Bank of America NA, 3.85%,
dated 12/31/2025, due
1/2/2026, repurchase price
$1,000,214, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
5/1/2049 - 9/1/2050; total
market value $1,020,000.
(d)(e) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $997,817,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $1,017,556.(d)(e) 997,604 997,604
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $13,002,773,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $13,260,001.(d)(e) 13,000,000 13,000,000
CF Secured, LLC, 3.84%,
dated 12/31/2025, due
1/2/2026, repurchase price
$20,004,267, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 1.13% -
7.50%, maturing 3/31/2026
- 4/20/2071; total market
value $20,404,353.(d)(e) 20,000,000 20,000,000

NVIT Investor Destinations Capital Appreciation Fund - December 31, 2025 - Statement of Investments - 15
  Repurchase Agreements
Principal
Amount ($) Value ($)
Citi Global Market, Inc.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $1,000,212,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
2/15/2028 - 10/31/2029;
total market value
$1,020,000.(d)(e) 1,000,000 1,000,000
MetLife, Inc., 3.83%,
dated 12/31/2025, due
1/2/2026, repurchase price
$5,001,064, collateralized by
U.S. Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048; total
market value $5,102,584.
(d)(e) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $40,997,604) 40,997,604
Total Investments
(cost $1,414,703,154) — 102.8% 1,505,738,296
Liabilities in excess of other assets — (2.8)% (41,403,909)
NET ASSETS — 100.0% $ 1,464,334,387
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $90,704,173, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $40,997,604 and by
$53,331,692 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
- 6.25%, and maturity dates ranging from 1/15/2026 -
8/15/2054, a total value of $94,329,296.
(c) Represents 7-day effective yield as of December 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$40,997,604.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

16 - Statement of Investments - December 31, 2025 - NVIT Investor Destinations Managed Growth & Income Fund
Investment Companies 77 .5%
Shares Value ($)
Alternative Assets 1.9%
Nationwide Strategic Income
Fund, Class R6(a) 721,310 7,335,727
Total Alternative Assets
(cost $7,356,929) 7,335,727
Equity Funds 42.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,338,213 43,263,241
Nationwide International Equity
Portfolio, Class R6(a) 1,805,827 23,584,102
Nationwide Large Cap Equity
Portfolio, Class R6(a) 2,390,965 25,368,140
NVIT Emerging Markets Fund,
Class Y(a) 614,230 9,139,737
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 835,473 9,148,427
NVIT GS International Equity
Insights Fund, Class Y(a) 843,296 11,612,190
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 1,812,059 42,963,916
Total Equity Funds
(cost $142,727,114) 165,079,753
Fixed Income Funds 33.3%
Nationwide Bond Portfolio, Class
R6(a) 4,227,611 36,315,177
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 160,888 1,456,038
NVIT Bond Index Fund, Class
Y(a) 4,585,953 41,548,734
NVIT Loomis Core Bond Fund,
Class Y(a) 3,117,713 28,901,201
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,232,572 22,013,157
Total Fixed Income Funds
(cost $131,823,882) 130,234,307
Total Investment Companies
(cost $281,907,925) 302,649,787
Exchange Traded Funds 18 .1%
Equity Funds 8.7%
iShares Core MSCI EAFE
ETF(b) 86,756 7,761,192
iShares Core S&P 500 ETF 16,560 11,342,607
iShares Core S&P Small-Cap
ETF(b) 59,080 7,100,234
JPMorgan Equity Premium
Income ETF(b) 131,633 7,534,673
Total Equity Funds
(cost $30,253,749) 33,738,706
Fixed Income Funds 9.4%
iShares Core International
Aggregate Bond ETF(b) 437,665 21,887,626
Exchange Traded Funds
Shares Value ($)
iShares J.P. Morgan USD
Emerging Markets Bond ETF 154,360 14,861,781
Total Fixed Income Funds
(cost $37,385,582) 36,749,407
Total Exchange Traded Funds
(cost $67,639,331) 70,488,113
Short-Term Investment 0 .0%
†
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio –
Institutional Class, 3.71% (c) 16,801 16,801
Total Short-Term Investment
(cost $16,801)
16,801
Repurchase Agreements 5 .1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $3,563,924,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $3,634,428.(d)(e) 3,563,164 3,563,164
CF Secured, LLC, 3.84%,
dated 12/31/2025, due
1/2/2026, repurchase price
$13,202,816, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 1.13% -
7.50%, maturing 3/31/2026
- 4/20/2071; total market
value $13,466,873.(d)(e) 13,200,000 13,200,000
Pershing LLC, 3.72%,
dated 12/31/2025, due
1/2/2026, repurchase price
$3,000,620, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 2/15/2026
- 12/20/2075; total market
value $3,060,000.(d)(e) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $19,763,164) 19,763,164
Total Investments
(cost $369,327,221) — 100.7% 392,917,865
Liabilities in excess of other assets — (0.7)% (2,542,628)
NET ASSETS — 100.0% $ 390,375,237

NVIT Investor Destinations Managed Growth & Income Fund - December 31, 2025 - Statement of Investments - 17
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $22,293,802, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $19,763,164 and by
$3,320,994 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
- 6.25%, and maturity dates ranging from 1/15/2026 -
5/15/2054, a total value of $23,084,158.
(c) Represents 7-day effective yield as of December 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$19,763,164.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 117 3/2026 USD 16,977,285 17,845
Russell 2000 E-Mini Index 12 3/2026 USD 1,498,800 (40,815)
S&P 500 E-Mini Index 103 3/2026 USD 35,496,375 (25,126)
S&P Midcap 400 E-Mini Index 6 3/2026 USD 1,995,120 (31,420)
Net contracts (79,516)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - December 31, 2025 - NVIT Investor Destinations Managed Growth Fund
Investment Companies 81 .1%
Shares Value ($)
Alternative Assets 1.4%
Nationwide Strategic Income
Fund, Class R6(a) 1,242,453 12,635,745
Total Alternative Assets
(cost $12,672,264) 12,635,745
Equity Funds 49.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 8,339,418 108,078,863
Nationwide International Equity
Portfolio, Class R6(a) 5,858,435 76,511,160
Nationwide Large Cap Equity
Portfolio, Class R6(a) 6,767,922 71,807,648
NVIT Emerging Markets Fund,
Class Y(a) 1,704,826 25,367,811
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,309,126 25,284,935
NVIT GS International Equity
Insights Fund, Class Y(a) 2,776,869 38,237,489
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 4,524,276 107,270,580
Total Equity Funds
(cost $391,059,657) 452,558,486
Fixed Income Funds 30.0%
Nationwide Bond Portfolio, Class
R6(a) 9,513,438 81,720,428
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 369,496 3,343,939
NVIT Bond Index Fund, Class
Y(a) 9,427,214 85,410,561
NVIT Loomis Core Bond Fund,
Class Y(a) 7,930,720 73,517,776
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,991,031 29,491,565
Total Fixed Income Funds
(cost $277,679,403) 273,484,269
Total Investment Companies
(cost $681,411,324) 738,678,500
Exchange Traded Funds 13 .4%
Equity Funds 8.7%
iShares Core MSCI EAFE
ETF(b) 200,684 17,953,191
iShares Core S&P 500 ETF 38,203 26,166,763
iShares Core S&P Small-Cap
ETF(b) 149,468 17,963,064
JPMorgan Equity Premium
Income ETF(b) 304,079 17,405,482
Total Equity Funds
(cost $71,267,022) 79,488,500
Fixed Income Funds 4.7%
iShares Core International
Aggregate Bond ETF(b) 506,713 25,340,717
Exchange Traded Funds
Shares Value ($)
iShares J.P. Morgan USD
Emerging Markets Bond ETF 178,447 17,180,877
Total Fixed Income Funds
(cost $43,258,376) 42,521,594
Total Exchange Traded Funds
(cost $114,525,398) 122,010,094
Short-Term Investment 0 .0%
†
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio –
Institutional Class, 3.71% (c) 56,819 56,819
Total Short-Term Investment
(cost $56,819)
56,819
Repurchase Agreements 1 .0%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $669,790,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $683,040.(d)(e) 669,647 669,647
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $1,000,213,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $1,020,000.(d)(e) 1,000,000 1,000,000
CF Secured, LLC, 3.84%,
dated 12/31/2025, due
1/2/2026, repurchase price
$7,001,493, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 1.13% -
7.50%, maturing 3/31/2026
- 4/20/2071; total market
value $7,141,523.(d)(e) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $8,669,647) 8,669,647
Total Investments
(cost $804,663,188) — 95.5% 869,415,060
Other assets in excess of liabilities — 4.5% 40,619,290
NET ASSETS — 100.0% $ 910,034,350

NVIT Investor Destinations Managed Growth Fund - December 31, 2025 - Statement of Investments - 19
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $40,157,735, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $8,669,647 and by
$32,690,435 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.25%
- 4.63%, and maturity dates ranging from 12/31/2026 -
8/15/2054, a total value of $41,360,082.
(c) Represents 7-day effective yield as of December 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$8,669,647.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 456 3/2026 USD 66,167,880 103,208
Russell 2000 E-Mini Index 41 3/2026 USD 5,120,900 (150,134)
S&P 500 E-Mini Index 339 3/2026 USD 116,827,875 82,433
S&P Midcap 400 E-Mini Index 19 3/2026 USD 6,317,880 (94,489)
Net contracts (58,982)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

20 - Statements of Assets and Liabilities - December 31, 2025 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 387,161,225
Investment securities of unaffiliated issuers, at value
*
58,595,013
Repurchase agreements, at value 32,867,681
Interest and dividends receivable 66,070
Security lending income receivable 4,933
Receivable for investments sold —
Receivable for capital shares issued 165,503
Reclaims receivable —
Prepaid expenses 431
Total Assets 478,860,856
Liabilities:
Payable for investments purchased 120,838
Payable for capital shares redeemed 44,664
Cash overdraft (Note 2) —
Payable upon return of securities loaned (Note 2) 32,867,681
Accrued expenses and other payables:
Investment advisory fees 49,159
Fund administration fees 19,522
Distribution fees 94,600
Administrative servicing fees 54,667
Accounting and transfer agent fees 691
Trustee fees 77
Custodian fees 1,296
Compliance program costs (Note 3) 478
Professional fees 9,141
Printing fees 8,200
Other 1,107
Total Liabilities 33,272,121
Net Assets $ 445,588,735
* Includes value of securities on loan (Note 2) 33,150,646
Cost of investment securities of affiliated issuers 342,279,314
Cost of investment securities of unaffiliated issuers 53,640,594
Cost of repurchase agreements 32,867,681
Represented by:
Capital $ 347,870,491
Total distributable earnings (loss) 97,718,244
Net Assets $ 445,588,735

Investor Destinations Funds - December 31, 2025 - Statements of Assets and Liabilities - 21
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 939,491,857 $ 1,503,770,739 $ 390,521,622 $ 334,595,288 $ 853,383,443
109,027,168 245,287,749 95,668,395 90,424,935 198,010,139
21,295,833 95,240,551 19,658,134 26,294,262 27,338,121
156,542 263,069 73,152 63,669 158,331
15,386 23,065 6,187 5,501 10,254
304,722 893,014 126,452 565,047 587,343
215,231 65,263 113,028 5,187 157
— 1,141 — — —
730 756 96 94 414
1,070,507,469 1,845,545,347 506,167,066 451,953,983 1,079,488,202
— — — — —
519,953 1,030,465 223,694 597,711 659,032
— — 19,149 211,252 42,797
21,295,833 95,240,551 19,658,134 26,294,262 27,338,121
115,828 193,944 53,969 47,196 116,617
30,812 44,033 20,355 19,209 30,956
222,935 373,004 103,878 90,865 224,286
140,296 252,055 67,605 55,950 135,253
1,490 2,530 799 716 1,525
15 16 31 68 45
3,250 5,581 2,047 2,393 3,419
1,131 1,910 535 473 1,153
12,247 16,481 9,950 9,644 13,110
13,147 23,745 11,835 10,025 12,837
4,051 10,568 3,839 4,249 7,525
22,360,988 97,194,883 20,175,820 27,344,013 28,586,676
$ 1,048,146,481 $ 1,748,350,464 $ 485,991,246 $ 424,609,970 $ 1,050,901,526
60,626,981 119,365,761 30,955,082 33,466,900 49,138,614
852,448,514 1,391,125,476 372,571,781 327,727,608 795,950,529
99,811,802 230,441,685 91,911,918 88,705,007 190,073,117
21,295,833 95,240,551 19,658,134 26,294,262 27,338,121
$ 849,434,227 $ 1,543,403,379 $ 465,914,871 $ 441,314,890 $ 957,712,049
198,712,254 204,947,085 20,076,375 (16,704,920) 93,189,477
$ 1,048,146,481 $ 1,748,350,464 $ 485,991,246 $ 424,609,970 $ 1,050,901,526

22 - Statements of Assets and Liabilities - December 31, 2025 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
Net Assets:
Class II Shares $ 377,369,832
Class P Shares 68,218,903
Total $ 445,588,735
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 27,945,538
Class P Shares 5,066,024
Total 33,011,562
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 13 .50
Class P Shares $ 13 .47

Investor Destinations Funds - December 31, 2025 - Statements of Assets and Liabilities - 23
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 902,465,558 $ 1,690,943,086 $ 482,432,175 $ 420,012,379 $ 1,039,308,412
145,680,923 57,407,378 3,559,071 4,597,591 11,593,114
$ 1,048,146,481 $ 1,748,350,464 $ 485,991,246 $ 424,609,970 $ 1,050,901,526
76,643,040 156,684,081 44,261,692 39,446,739 65,196,853
12,456,150 5,327,356 327,167 430,871 724,872
89,099,190 162,011,437 44,588,859 39,877,610 65,921,725
$ 11 .77 $ 10 .79 $ 10 .90 $ 10 .65 $ 15 .94
$ 11 .70 $ 10 .78 $ 10 .88 $ 10 .67 $ 15 .99

24 - Statements of Assets and Liabilities - December 31, 2025 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 1,254,591,658
Investment securities of unaffiliated issuers, at value
*
210,149,034
Repurchase agreements, at value 40,997,604
Cash —
Deposits with broker for futures contracts —
Interest and dividends receivable 219,697
Security lending income receivable 13,266
Receivable for investments sold 305,907
Receivable for capital shares issued —
Receivable for reimbursement from investment adviser (Note 3) 92,788
Prepaid expenses 530
Total Assets 1,506,370,484
Liabilities:
Payable for capital shares redeemed 305,907
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) 40,997,604
Accrued expenses and other payables:
Investment advisory fees 162,545
Fund administration fees 38,539
Distribution fees 312,609
Administrative servicing fees 184,874
Accounting and transfer agent fees 1,494
Trustee fees 1
Custodian fees 3,364
Compliance program costs (Note 3) 1,144
Professional fees 12,129
Printing fees 9,736
Other 6,151
Total Liabilities 42,036,097
Commitments and contingencies (Note 3) —
Net Assets $ 1,464,334,387
* Includes value of securities on loan (Note 2) 90,704,173
Cost of investment securities of affiliated issuers 1,173,185,591
Cost of investment securities of unaffiliated issuers 200,519,959
Cost of repurchase agreements 40,997,604
Represented by:
Capital $ 1,279,839,873
Total distributable earnings (loss) 184,494,514
Net Assets $ 1,464,334,387

Investor Destinations Funds - December 31, 2025 - Statements of Assets and Liabilities - 25
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 302,649,787 $ 738,678,500
70,504,914 122,066,913
19,763,164 8,669,647
14,393,434 39,691,712
3,335,553 11,317,359
90,843 215,223
4,991 12,889
98,219 1,263,303
— 245
15,307 22,404
246 620
410,856,458 921,938,815
99,270 1,391,874
395,663 1,358,348
19,763,164 8,669,647
49,874 116,427
18,524 28,304
82,433 192,475
49,550 114,444
582 1,291
91 57
1,208 2,867
426 995
9,413 12,591
8,803 9,496
2,220 5,649
20,481,221 11,904,465
— —
$ 390,375,237 $ 910,034,350
22,293,802 40,157,735
281,907,925 681,411,324
67,656,132 114,582,217
19,763,164 8,669,647
$ 375,366,998 $ 851,992,457
15,008,239 58,041,893
$ 390,375,237 $ 910,034,350

26 - Statements of Assets and Liabilities - December 31, 2025 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
Net Assets:
Class I Shares $ —
Class II Shares 1,445,732,322
Class P Shares 18,602,065
Total $ 1,464,334,387
Shares Outstanding (unlimited number of shares authorized):
Class I Shares —
Class II Shares 91,715,937
Class P Shares 1,181,159
Total 92,897,096
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ —
Class II Shares $ 15 .76
Class P Shares $ 15 .75

Investor Destinations Funds - December 31, 2025 - Statements of Assets and Liabilities - 27
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 3,247,128 $ 8,230,830
387,128,109 901,803,520
— —
$ 390,375,237 $ 910,034,350
265,112 658,749
32,045,557 73,211,406
— —
32,310,669 73,870,155
$ 12 .25 $ 12 .49
$ 12 .08 $ 12 .32
$ — $ —

28 - Statements of Operations - For the Year Ended December 31, 2025 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 10,792,805
Dividend income from unaffiliated issuers 1,330,605
Income from securities lending (net of fees) (Note 2) 16,749
Interest income (unaffiliated) 90
Total Income 12,140,249
EXPENSES:
Investment advisory fees 537,367
Fund administration fees 135,174
Distribution fees Class II Shares 882,503
Distribution fees Class P Shares 150,906
Administrative servicing fees Class II Shares 529,504
Professional fees 25,506
Printing fees 2,106
Trustee fees 16,181
Custodian fees 6,178
Accounting and transfer agent fees 2,742
Compliance program costs (Note 3) 1,828
Other 3,631
Total Expenses 2,293,626
NET INVESTMENT INCOME 9,846,623
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 11,595,776
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 33,380,631
Transactions in investment securities of unaffiliated issuers (395,361)
Net realized gains (losses) 44,581,046
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 14,208,648
Investment securities of unaffiliated issuers 5,483,337
Net change in unrealized appreciation/depreciation 19,691,985
Net realized/unrealized gains (losses) 64,273,031
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 74,119,654

Investor Destinations Funds - For the Year Ended December 31, 2025 - Statements of Operations - 29
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 30,428,147 $ 48,286,653 $ 14,530,550 $ 13,354,459 $ 28,097,949
3,103,441 8,990,139 3,321,589 3,447,206 6,514,696
41,875 73,028 22,241 19,240 40,269
363 1,689 637 780 1,367
33,573,826 57,351,509 17,875,017 16,821,685 34,654,281
1,303,583 2,258,600 640,679 562,129 1,382,364
262,283 420,726 152,326 139,297 275,369
2,175,436 4,210,323 1,223,841 1,069,962 2,631,090
331,479 133,182 8,246 11,066 27,328
1,305,268 2,526,206 734,308 641,981 1,578,662
41,804 62,879 28,391 26,746 44,448
18,651 31,856 6,130 5,697 22,092
38,886 67,138 19,032 16,684 40,988
8,692 5,283 — — 2,091
5,959 10,146 3,183 2,856 6,097
4,435 7,690 2,180 1,919 4,709
9,709 17,637 5,112 4,478 11,099
5,506,185 9,751,666 2,823,428 2,482,815 6,026,337
28,067,641 47,599,843 15,051,589 14,338,870 28,627,944
22,134,845 29,822,158 5,142,191 2,395,995 16,119,803
80,554,637 69,007,837 4,757,408 (5,412,473) 15,926,305
(2,933,924) (24,206,474) (10,010,356) (10,988,343) (13,224,781)
99,755,558 74,623,521 (110,757) (14,004,821) 18,821,327
21,839,176 70,921,278 24,954,773 22,747,573 59,542,970
12,575,041 41,353,149 14,272,489 13,421,644 22,569,769
34,414,217 112,274,427 39,227,262 36,169,217 82,112,739
134,169,775 186,897,948 39,116,505 22,164,396 100,934,066
$ 162,237,416 $ 234,497,791 $ 54,168,094 $ 36,503,266 $ 129,562,010

30 - Statements of Operations - For the Year Ended December 31, 2025 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 35,201,562
Dividend income from unaffiliated issuers 5,390,265
Income from securities lending (net of fees) (Note 2) 41,873
Interest income (unaffiliated) 768
Total Income 40,634,468
EXPENSES:
Investment advisory fees 1,416,799
Fund administration fees 281,011
Distribution fees Class II Shares 2,682,136
Distribution fees Class P Shares 42,504
Administrative servicing fees Class I Shares —
Administrative servicing fees Class II Shares 1,609,290
Professional fees 44,455
Printing fees 20,196
Trustee fees 44,786
Custodian fees 4,075
Accounting and transfer agent fees 5,983
Compliance program costs (Note 3) 4,595
Other 10,604
Total expenses before expenses reimbursed 6,166,434
Expenses reimbursed by adviser (Note 3) (92,788)
Net Expenses 6,073,646
NET INVESTMENT INCOME 34,560,822
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 29,505,540
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 47,777,663
Transactions in investment securities of unaffiliated issuers (13,332,086)
Expiration or closing of futures contracts (Note 2) —
Net realized gains (losses) 63,951,117
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 36,152,119
Investment securities of unaffiliated issuers 23,950,606
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation 60,102,725
Net realized/unrealized gains (losses) 124,053,842
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 158,614,664

Investor Destinations Funds - For the Year Ended December 31, 2025 - Statements of Operations - 31
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 9,934,060 $ 23,901,188
2,282,038 4,515,730
16,274 39,196
620,762 1,606,440
12,853,134 30,062,554
586,365 1,390,920
130,342 246,017
969,873 2,299,230
— —
4,439 11,375
581,927 1,379,545
25,499 40,917
3,753 20,229
15,080 35,751
2,723 5,874
2,357 5,157
1,731 4,107
3,890 9,802
2,327,979 5,448,924
(184,517) (273,020)
2,143,462 5,175,904
10,709,672 24,886,650
5,779,187 14,830,156
9,724,381 39,226,802
(4,064,663) (12,007,554)
(11,061,025) (28,760,413)
377,880 13,288,991
16,574,681 31,712,773
7,345,856 20,725,729
251,717 1,924,852
24,172,254 54,363,354
24,550,134 67,652,345
$ 35,259,806 $ 92,538,995

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - December 31, 2025 - Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 9,846,623 $ 4,219,739
Net realized gains 44,581,046 30,885,272
Net change in unrealized appreciation/depreciation 19,691,985 11,598,965
Change in net assets resulting from operations 74,119,654 46,703,976
Distributions to Shareholders From:
Distributable earnings:
Class II (5,789,498) —
Class P (995,533) —
Change in net assets from shareholder distributions (6,785,031) —
Change in net assets from capital transactions (13,156,332) (25,466,075)
Change in net assets 54,178,291 21,237,901
Net Assets:
Beginning of year 391,410,444 370,172,543
End of year $ 445,588,735 $ 391,410,444
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 25,615,443 $ 23,771,344
Dividends reinvested 5,789,498 —
Cost of shares redeemed (47,199,731) (50,765,189)
Total Class II Shares (15,794,790) (26,993,845)
Class P Shares
Proceeds from shares issued 5,035,398 4,087,844
Dividends reinvested 995,533 —
Cost of shares redeemed (3,392,473) (2,560,074)
Total Class P Shares 2,638,458 1,527,770
Change in net assets from capital transactions $ (13,156,332) $ (25,466,075)
SHARE TRANSACTIONS:
Class II Shares
Issued 2,118,905 2,164,767
Reinvested 448,451 —
Redeemed (3,809,218) (4,538,572)
Total Class II Shares (1,241,862) (2,373,805)
Class P Shares
Issued 405,059 365,873
Reinvested 77,353 —
Redeemed (282,950) (232,555)
Total Class P Shares 199,462 133,318
Total change in shares (1,042,400) (2,240,487)

Investor Destinations Funds - December 31, 2025 - Statements of Changes in Net Assets - 33
NVIT Investor Destinations Moderately
Aggressive Fund NVIT Investor Destinations Moderate Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 28,067,641 $ 13,526,942 $ 47,599,843 $ 32,728,782
99,755,558 69,577,658 74,623,521 99,950,604
34,414,217 24,213,032 112,274,427 28,349,705
162,237,416 107,317,632 234,497,791 161,029,091
(8,170,040) — — —
(1,283,563) — — —
(9,453,603) — — —
(89,723,033) (109,887,659) (241,018,410) (268,253,259)
63,060,780 (2,570,027) (6,520,619) (107,224,168)
985,085,701 987,655,728 1,754,871,083 1,862,095,251
$ 1,048,146,481 $ 985,085,701 $ 1,748,350,464 $ 1,754,871,083
$ 17,997,593 $ 19,435,329 $ 22,411,687 $ 15,086,181
8,170,040 — — —
(118,339,139) (131,229,593) (263,257,041) (283,835,043)
(92,171,506) (111,794,264) (240,845,354) (268,748,862)
4,862,428 5,206,063 3,451,497 3,464,360
1,283,563 — — —
(3,697,518) (3,299,458) (3,624,553) (2,968,757)
2,448,473 1,906,605 (173,056) 495,603
$ (89,723,033) $ (109,887,659) $ (241,018,410) $ (268,253,259)
1,721,253 1,993,225 2,288,770 1,666,449
723,012 — — —
(10,973,854) (13,484,052) (26,332,646) (30,999,859)
(8,529,589) (11,490,827) (24,043,876) (29,333,410)
454,068 533,494 349,586 378,871
114,400 — — —
(339,092) (339,188) (371,638) (328,148)
229,376 194,306 (22,052) 50,723
(8,300,213) (11,296,521) (24,065,928) (29,282,687)

The accompanying notes are an integral part of these financial statements.
34 - Statements of Changes in Net Assets - December 31, 2025 - Investor Destinations Funds
NVIT Investor Destinations Moderately
Conservative Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 15,051,589 $ 12,417,446
Net realized gains (losses) (110,757) 19,726,724
Net change in unrealized appreciation/depreciation 39,227,262 313,526
Change in net assets resulting from operations 54,168,094 32,457,696
Change in net assets from capital transactions (70,786,961) (80,994,484)
Change in net assets (16,618,867) (48,536,788)
Net Assets:
Beginning of year 502,610,113 551,146,901
End of year $ 485,991,246 $ 502,610,113
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 15,801,786 $ 10,509,619
Dividends reinvested — —
Cost of shares redeemed (86,637,345) (91,555,641)
Total Class II Shares (70,835,559) (81,046,022)
Class P Shares
Proceeds from shares issued 378,045 351,071
Dividends reinvested — —
Cost of shares redeemed (329,447) (299,533)
Total Class P Shares 48,598 51,538
Change in net assets from capital transactions $ (70,786,961) $ (80,994,484)
SHARE TRANSACTIONS:
Class II Shares
Issued 1,572,763 1,094,927
Reinvested — —
Redeemed (8,460,630) (9,555,860)
Total Class II Shares (6,887,867) (8,460,933)
Class P Shares
Issued 36,565 36,594
Reinvested — —
Redeemed (31,908) (31,809)
Total Class P Shares 4,657 4,785
Total change in shares (6,883,210) (8,456,148)

Investor Destinations Funds - December 31, 2025 - Statements of Changes in Net Assets - 35
NVIT Investor Destinations Conservative
Fund NVIT Investor Destinations Balanced Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 14,338,870 $ 13,515,953 $ 28,627,944 $ 23,523,985
(14,004,821) 6,929,923 18,821,327 53,843,753
36,169,217 (2,151,291) 82,112,739 11,179,068
36,503,266 18,294,585 129,562,010 88,546,806
(55,881,478) (77,694,584) (171,770,573) (207,719,598)
(19,378,212) (59,399,999) (42,208,563) (119,172,792)
443,988,182 503,388,181 1,093,110,089 1,212,282,881
$ 424,609,970 $ 443,988,182 $ 1,050,901,526 $ 1,093,110,089
$ 45,828,039 $ 38,923,030 $ 4,353,833 $ 3,023,774
— — — —
(101,667,717) (116,524,814) (175,539,855) (209,696,100)
(55,839,678) (77,601,784) (171,186,022) (206,672,326)
220,661 262,931 914,868 1,142,784
— — — —
(262,461) (355,731) (1,499,419) (2,190,056)
(41,800) (92,800) (584,551) (1,047,272)
$ (55,881,478) $ (77,694,584) $ (171,770,573) $ (207,719,598)
4,485,449 4,015,205 290,629 220,953
— — — —
(9,990,630) (12,069,420) (11,801,065) (15,283,098)
(5,505,181) (8,054,215) (11,510,436) (15,062,145)
21,745 27,396 60,780 81,900
— — — —
(25,814) (37,074) (101,451) (154,743)
(4,069) (9,678) (40,671) (72,843)
(5,509,250) (8,063,893) (11,551,107) (15,134,988)

The accompanying notes are an integral part of these financial statements.
36 - Statements of Changes in Net Assets - December 31, 2025 - Investor Destinations Funds
NVIT Investor Destinations Capital
Appreciation Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 34,560,822 $ 16,351,558
Net realized gains 63,951,117 76,914,774
Net change in unrealized appreciation/depreciation 60,102,725 18,001,196
Change in net assets resulting from operations 158,614,664 111,267,528
Distributions to Shareholders From:
Distributable earnings:
Class II (14,915,881) —
Class P (256,062) —
Change in net assets from shareholder distributions (15,171,943) —
Change in net assets from capital transactions 268,846,693 (180,967,771)
Change in net assets 412,289,414 (69,700,243)
Net Assets:
Beginning of year 1,052,044,973 1,121,745,216
End of year $ 1,464,334,387 $ 1,052,044,973
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class I Shares — —
Class II Shares
Proceeds from shares issued 425,363,359 947,592
Dividends reinvested 14,915,881 —
Cost of shares redeemed (171,869,584) (179,794,950)
Total Class II Shares 268,409,656 (178,847,358)
Class P Shares
Proceeds from shares issued 2,542,865 883,235
Dividends reinvested 256,062 —
Cost of shares redeemed (2,361,890) (3,003,648)
Total Class P Shares 437,037 (2,120,413)
Change in net assets from capital transactions $ 268,846,693 $ (180,967,771)

Investor Destinations Funds - December 31, 2025 - Statements of Changes in Net Assets - 37
NVIT Investor Destinations Managed Growth
& Income Fund
NVIT Investor Destinations Managed Growth
Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 10,709,672 $ 9,096,313 $ 24,886,650 $ 19,423,204
377,880 22,118,707 13,288,991 69,742,396
24,172,254 (407,407) 54,363,354 3,573,903
35,259,806 30,807,613 92,538,995 92,739,503
— — — —
— — — —
— — — —
(48,831,593) (46,290,503) (158,474,590) (161,846,374)
(13,571,787) (15,482,890) (65,935,595) (69,106,871)
403,947,024 419,429,914 975,969,945 1,045,076,816
$ 390,375,237 $ 403,947,024 $ 910,034,350 $ 975,969,945
$ 450,122 $ 522,928 $ 748,978 $ 965,311
— — — —
(148,183) (130,413) (740,404) (217,990)
301,939 392,515 8,574 747,321
6,971,115 7,390,735 4,778,217 6,390,916
— — — —
(56,104,647) (54,073,753) (163,261,381) (168,984,611)
(49,133,532) (46,683,018) (158,483,164) (162,593,695)
— — — —
— — — —
— — — —
— — — —
$ (48,831,593) $ (46,290,503) $ (158,474,590) $ (161,846,374)

The accompanying notes are an integral part of these financial statements.
38 - Statements of Changes in Net Assets - December 31, 2025 - Investor Destinations Funds
NVIT Investor Destinations Capital
Appreciation Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class I Shares — —
Class II Shares
Issued 27,476,826 70,866
Reinvested 980,663 —
Redeemed (11,693,690) (13,470,150)
Total Class II Shares 16,763,799 (13,399,284)
Class P Shares
Issued 175,644 65,916
Reinvested 16,857 —
Redeemed (163,887) (218,787)
Total Class P Shares 28,614 (152,871)
Total change in shares 16,792,413 (13,552,155)

Investor Destinations Funds - December 31, 2025 - Statements of Changes in Net Assets - 39
NVIT Investor Destinations Managed Growth
& Income Fund
NVIT Investor Destinations Managed Growth
Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
39,124 47,144 64,329 86,824
— — — —
(12,856) (11,872) (63,525) (19,827)
26,268 35,272 804 66,997
611,503 684,475 405,541 579,920
— — — —
(4,929,922) (4,998,082) (14,191,975) (15,490,218)
(4,318,419) (4,313,607) (13,786,434) (14,910,298)
— — — —
— — — —
— — — —
— — — —
(4,292,151) (4,278,335) (13,785,630) (14,843,301)

40 - Financial Highlights - December 31, 2025 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2025 $ 11.50 $ 0.29 $ 1.92 $ 2.21 $ — $ (0.21) $ (0.21) $ 13.50 19.26% $ 377,370 0.58% 2.34% 0.58% 58.61%
12/31/2024 10.21 0.12 1.17 1.29 — — — 11.50 12.63% 335,678 0.58% 1.05% 0.58% 65.50%
12/31/2023 8.65 0.07 1.60 1.67 — (0.11) (0.11) 10.21 19.38% 322,138 0.58% 0.71% 0.58% 32.02%
12/31/2022 14.81 0.08 (2.87) (2.79) — (3.37) (3.37) 8.65 (18.89)% 284,010 0.59% 0.67% 0.59% 21.13%
12/31/2021 13.05 0.43 1.59 2.02 (0.02) (0.24) (0.26) 14.81 15.50% 358,122 0.58% 2.99% 0.58% 61.15%
Class P Shares
12/31/2025 11.45 0.32 1.91 2.23 — (0.21) (0.21) 13.47 19.52% 68,219 0.43% 2.60% 0.43% 58.61%
12/31/2024 10.15 0.14 1.16 1.30 — — — 11.45 12.81% 55,732 0.43% 1.25% 0.43% 65.50%
12/31/2023 8.59 0.09 1.58 1.67 — (0.11) (0.11) 10.15 19.52% 48,034 0.43% 0.92% 0.43% 32.02%
12/31/2022 14.72 0.10 (2.86) (2.76) — (3.37) (3.37) 8.59 (18.77)% 37,279 0.44% 0.86% 0.44% 21.13%
12/31/2021 12.96 0.45 1.58 2.03 (0.03) (0.24) (0.27) 14.72 15.74% 40,988 0.43% 3.18% 0.43% 61.15%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destinations Fund - December 31, 2025 - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2025 $ 10.12 $ 0.30 $ 1.45 $ 1.75 $ — $ (0.10) $ (0.10) $ 11.77 17.38% $ 902,466 0.57% 2.76% 0.57% 59.75%
12/31/2024 9.10 0.13 0.89 1.02 — — — 10.12 11.21% 862,310 0.57% 1.32% 0.57% 59.00%
12/31/2023 7.80 0.08 1.31 1.39 — (0.09) (0.09) 9.10 17.93% 879,263 0.57% 0.90% 0.57% 26.42%
12/31/2022 14.70 0.08 (2.75) (2.67) — (4.23) (4.23) 7.80 (18.28)% 827,408 0.57% 0.77% 0.57% 16.14%
12/31/2021 13.15 0.40 1.39 1.79 (0.02) (0.22) (0.24) 14.70 13.63% 1,099,938 0.57% 2.85% 0.57% 59.87%
Class P Shares
12/31/2025 10.04 0.33 1.43 1.76 — (0.10) (0.10) 11.70 17.62% 145,681 0.42% 3.05% 0.42% 59.75%
12/31/2024 9.01 0.15 0.88 1.03 — — — 10.04 11.43% 122,776 0.42% 1.55% 0.42% 59.00%
12/31/2023 7.71 0.09 1.30 1.39 — (0.09) (0.09) 9.01 18.14% 108,393 0.42% 1.12% 0.42% 26.42%
12/31/2022 14.58 0.11 (2.75) (2.64) — (4.23) (4.23) 7.71 (18.23)% 88,712 0.42% 0.98% 0.42% 16.14%
12/31/2021 13.04 0.44 1.36 1.80 (0.04) (0.22) (0.26) 14.58 13.84% 104,200 0.42% 3.14% 0.42% 59.87%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

42 - Financial Highlights - December 31, 2025 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2025 $ 9.43 $ 0.27 $ 1.09 $ 1.36 $ — $ — $ — $ 10.79 14.42% $ 1,690,943 0.57% 2.73% 0.57% 58.67%
12/31/2024 8.65 0.16 0.62 0.78 — — — 9.43 9.02% 1,704,568 0.57% 1.78% 0.57% 51.63%
12/31/2023 7.54 0.11 1.00 1.11 — — — 8.65 14.72% 1,816,480 0.57% 1.31% 0.57% 18.91%
12/31/2022 13.14 0.10 (2.26) (2.16) — (3.44) (3.44) 7.54 (16.55)% 1,802,235 0.57% 1.01% 0.57% 12.51%
12/31/2021 12.07 0.33 0.91 1.24 (0.02) (0.15) (0.17) 13.14 10.31% 2,427,562 0.57% 2.61% 0.57% 50.07%
Class P Shares
12/31/2025 9.40 0.30 1.08 1.38 — — — 10.78 14.68% 57,407 0.42% 3.04% 0.42% 58.67%
12/31/2024 8.61 0.18 0.61 0.79 — — — 9.40 9.18% 50,303 0.42% 2.02% 0.42% 51.63%
12/31/2023 7.49 0.12 1.00 1.12 — — — 8.61 14.95% 45,615 0.42% 1.56% 0.42% 18.91%
12/31/2022 13.07 0.12 (2.26) (2.14) — (3.44) (3.44) 7.49 (16.49)% 39,031 0.42% 1.22% 0.42% 12.51%
12/31/2021 12.02 0.39 0.86 1.25 (0.05) (0.15) (0.20) 13.07 10.44% 45,364 0.42% 3.08% 0.42% 50.07%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destinations Fund - December 31, 2025 - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2025 $ 9.76 $ 0.31 $ 0.83 $ 1.14 $ — $ — $ — $ 10.90 11.68% $ 482,432 0.57% 3.05% 0.57% 61.56%
12/31/2024 9.20 0.22 0.34 0.56 — — — 9.76 6.09% 499,472 0.57% 2.32% 0.57% 40.85%
12/31/2023 8.27 0.16 0.77 0.93 — — — 9.20 11.25% 548,239 0.57% 1.88% 0.57% 14.63%
12/31/2022 11.88 0.14 (1.84) (1.70) — (1.91) (1.91) 8.27 (14.39)% 574,999 0.58% 1.42% 0.58% 13.53%
12/31/2021 11.25 0.26 0.49 0.75 (0.02) (0.10) (0.12) 11.88 6.71% 771,094 0.58% 2.24% 0.58% 34.00%
Class P Shares
12/31/2025 9.73 0.35 0.80 1.15 — — — 10.88 11.82% 3,559 0.42% 3.42% 0.42% 61.56%
12/31/2024 9.15 0.25 0.33 0.58 — — — 9.73 6.34% 3,138 0.42% 2.62% 0.42% 40.85%
12/31/2023 8.21 0.18 0.76 0.94 — — — 9.15 11.45% 2,908 0.42% 2.11% 0.42% 14.63%
12/31/2022 11.80 0.17 (1.85) (1.68) — (1.91) (1.91) 8.21 (14.34)% 2,709 0.43% 1.68% 0.43% 13.53%
12/31/2021 11.18 0.28 0.49 0.77 (0.05) (0.10) (0.15) 11.80 6.87% 2,985 0.43% 2.45% 0.43% 34.00%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

44 - Financial Highlights - December 31, 2025 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2025 $ 9.78 $ 0.34 $ 0.53 $ 0.87 $ — $ — $ — $ 10.65 8.90% $ 420,012 0.58% 3.31% 0.58% 65.77%
12/31/2024 9.42 0.27 0.09 0.36 — — — 9.78 3.82% 439,731 0.57% 2.85% 0.57% 36.09%
12/31/2023 8.72 0.22 0.48 0.70 — — — 9.42 8.03% 499,205 0.58% 2.44% 0.58% 14.13%
12/31/2022 10.74 0.16 (1.46) (1.30) — (0.72) (0.72) 8.72 (12.19)% 542,037 0.58% 1.69% 0.58% 17.41%
12/31/2021 10.54 0.20 0.09 0.29 (0.02) (0.07) (0.09) 10.74 2.75% 698,366 0.58% 1.86% 0.58% 25.65%
Class P Shares
12/31/2025 9.79 0.37 0.51 0.88 — — — 10.67 8.99% 4,598 0.43% 3.60% 0.43% 65.77%
12/31/2024 9.41 0.30 0.08 0.38 — — — 9.79 4.04% 4,257 0.42% 3.10% 0.42% 36.09%
12/31/2023 8.70 0.25 0.46 0.71 — — — 9.41 8.16% 4,184 0.43% 2.79% 0.43% 14.13%
12/31/2022 10.70 0.18 (1.46) (1.28) — (0.72) (0.72) 8.70 (12.04)% 3,506 0.43% 1.84% 0.43% 17.41%
12/31/2021 10.51 0.21 0.09 0.30 (0.04) (0.07) (0.11) 10.70 2.85% 4,493 0.43% 2.02% 0.43% 25.65%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destinations Fund - December 31, 2025 - Financial Highlights - 45
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Balanced Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2025 $ 14.11 $ 0.40 $ 1.43 $ 1.83 $ — $ — $ — $ 15.94 12.97% $ 1,039,308 0.57% 2.69% 0.57% 58.45%
12/31/2024 13.09 0.28 0.74 1.02 — — — 14.11 7.79% 1,082,290 0.57% 2.02% 0.57% 46.21%
12/31/2023 11.58 0.20 1.31 1.51 — — — 13.09 13.04% 1,201,305 0.57% 1.60% 0.57% 16.90%
12/31/2022 17.34 0.17 (2.75) (2.58) — (3.18) (3.18) 11.58 (14.99)% 1,205,067 0.57% 1.19% 0.57% 13.14%
12/31/2021 16.20 0.38 0.95 1.33 (0.03) (0.16) (0.19) 17.34 8.24% 1,567,915 0.57% 2.26% 0.57% 41.04%
Class P Shares
12/31/2025 14.13 0.45 1.41 1.86 — — — 15.99 13.16% 11,593 0.42% 3.00% 0.42% 58.45%
12/31/2024 13.09 0.30 0.74 1.04 — — — 14.13 7.95% 10,820 0.42% 2.21% 0.42% 46.21%
12/31/2023 11.57 0.22 1.30 1.52 — — — 13.09 13.14% 10,977 0.42% 1.82% 0.42% 16.90%
12/31/2022 17.30 0.20 (2.75) (2.55) — (3.18) (3.18) 11.57 (14.84)% 10,818 0.42% 1.41% 0.42% 13.14%
12/31/2021 16.16 0.43 0.93 1.36 (0.06) (0.16) (0.22) 17.30 8.45% 12,255 0.42% 2.51% 0.42% 41.04%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

46 - Financial Highlights - December 31, 2025 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Capital Appreciation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
12/31/2025 $ 13.82 $ 0.47 $ 1.69 $ 2.16 $ — $ (0.22) $ (0.22) $ 15.76 15.70% $ 1,445,732 0.56% 3.18% 0.57% 50.71%
12/31/2024 12.51 0.20 1.11 1.31 — — — 13.82 10.47% 1,036,149 0.57% 1.48% 0.57% 55.20%
12/31/2023 10.76 0.12 1.64 1.76 — (0.01) (0.01) 12.51 16.38% 1,105,475 0.57% 1.04% 0.57% 19.54%
12/31/2022 20.21 0.13 (3.65) (3.52) — (5.93) (5.93) 10.76 (17.57)% 1,078,510 0.57% 0.89% 0.57% 12.44%
12/31/2021 18.32 0.51 1.71 2.22 (0.03) (0.30) (0.33) 20.21 12.16% 1,467,723 0.57% 2.60% 0.57% 55.36%
Class P Shares
12/31/2025 13.79 0.41 1.77 2.18 — (0.22) (0.22) 15.75 15.88% 18,602 0.42% 2.80% 0.42% 50.71%
12/31/2024 12.46 0.22 1.11 1.33 — — — 13.79 10.67% 15,896 0.42% 1.62% 0.42% 55.20%
12/31/2023 10.70 0.14 1.63 1.77 — (0.01) (0.01) 12.46 16.56% 16,271 0.42% 1.25% 0.42% 19.54%
12/31/2022 20.12 0.16 (3.65) (3.49) — (5.93) (5.93) 10.70 (17.50)% 14,549 0.42% 1.09% 0.42% 12.44%
12/31/2021 18.24 0.59 1.66 2.25 (0.07) (0.30) (0.37) 20.12 12.38% 17,656 0.42% 3.01% 0.42% 55.36%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destinations Fund - December 31, 2025 - Financial Highlights - 47
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Managed Growth & Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2025 $ 11.16 $ 0.37 $ 0.72 $ 1.09 $ — $ — $ — $ 12.25 9.77% $ 3,247 0.30% 3.21% 0.35% 61.00%
12/31/2024 10.35 0.29 0.52 0.81 — — — 11.16 7.83% 2,666 0.30% 2.62% 0.35% 52.20%
12/31/2023 9.21 0.21 0.93 1.14 — — — 10.35 12.38% 2,107 0.30% 2.15% 0.35% 24.34%
12/31/2022 12.00 0.16 (1.81) (1.65) — (1.14) (1.14) 9.21 (13.87)% 1,763 0.30% 1.58% 0.35% 15.70%
12/31/2021 11.45 0.30 0.58 0.88 (0.05) (0.28) (0.33) 12.00 7.72% 1,673 0.30% 2.56% 0.35% 45.26%
Class II Shares
12/31/2025 11.04 0.31 0.73 1.04 — — — 12.08 9.42% 387,128 0.55% 2.74% 0.60% 61.00%
12/31/2024 10.26 0.23 0.55 0.78 — — — 11.04 7.60% 401,281 0.55% 2.17% 0.60% 52.20%
12/31/2023 9.15 0.17 0.94 1.11 — — — 10.26 12.13% 417,323 0.55% 1.77% 0.60% 24.34%
12/31/2022 11.97 0.13 (1.81) (1.68) — (1.14) (1.14) 9.15 (14.17)% 408,553 0.55% 1.23% 0.60% 15.70%
12/31/2021 11.41 0.26 0.60 0.86 (0.02) (0.28) (0.30) 11.97 7.57% 510,651 0.55% 2.23% 0.60% 45.26%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

48 - Financial Highlights - December 31, 2025 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Managed Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2025 $ 11.26 $ 0.36 $ 0.87 $ 1.23 $ — $ — $ — $ 12.49 10.92% $ 8,231 0.31% 3.12% 0.34% 58.64%
12/31/2024 10.29 0.25 0.72 0.97 — — — 11.26 9.43% 7,412 0.31% 2.27% 0.34% 54.81%
12/31/2023 9.09 0.18 1.02 1.20 — — — 10.29 13.20% 6,081 0.31% 1.85% 0.34% 25.48%
12/31/2022 12.96 0.16 (2.06) (1.90) — (1.97) (1.97) 9.09 (14.96)% 4,883 0.31% 1.43% 0.34% 14.73%
12/31/2021 12.01 0.36 1.12 1.48 (0.06) (0.47) (0.53) 12.96 12.34% 4,793 0.31% 2.81% 0.34% 51.90%
Class II Shares
12/31/2025 11.13 0.31 0.88 1.19 — — — 12.32 10.69% 901,804 0.56% 2.68% 0.59% 58.64%
12/31/2024 10.20 0.20 0.73 0.93 — — — 11.13 9.12% 968,558 0.56% 1.87% 0.59% 54.81%
12/31/2023 9.03 0.14 1.03 1.17 — — — 10.20 12.96% 1,038,996 0.56% 1.50% 0.59% 25.48%
12/31/2022 12.92 0.12 (2.04) (1.92) — (1.97) (1.97) 9.03 (15.16)% 1,023,306 0.56% 1.06% 0.59% 14.73%
12/31/2021 11.98 0.30 1.13 1.43 (0.02) (0.47) (0.49) 12.92 12.01% 1,286,826 0.56% 2.38% 0.59% 51.90%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destinations Funds - December 31, 2025 - Notes to Financial Statements - 49
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2025, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Investor Destinations Aggressive Fund ("Investor Destinations Aggressive")
NVIT Investor Destinations Moderately Aggressive Fund ("Investor Destinations Moderately Aggressive")
NVIT Investor Destinations Moderate Fund ("Investor Destinations Moderate")
NVIT Investor Destinations Moderately Conservative Fund ("Investor Destinations Moderately Conservative")
NVIT Investor Destinations Conservative Fund ("Investor Destinations Conservative")
NVIT Investor Destinations Balanced Fund ("Investor Destinations Balanced")
NVIT Investor Destinations Capital Appreciation Fund ("Investor Destinations Capital Appreciation")
NVIT Investor Destinations Managed Growth & Income Fund ("Investor Destinations Managed Growth & Income")
NVIT Investor Destinations Managed Growth Fund ("Investor Destinations Managed Growth")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC. Shares of Investor
Destinations Moderate and Investor Destinations Capital Appreciation are also held by other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“NMF”) (together, the “Underlying
Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds, as applicable, currently offer Class I, Class II and Class P shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

50 - Notes to Financial Statements - December 31, 2025 - Investor Destinations Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other series of the Trust and other series of NMF (together, the “series of the Trusts”), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each
Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2025. Please refer to the Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 58,544,629 $ – $ – $ 58,544,629
Investment Companies 387,161,225 – – 387,161,225
Repurchase Agreements – 32,867,681 – 32,867,681
Short-Term Investment 50,384 – – 50,384
Total $ 445,756,238 $ 32,867,681 $ – $ 478,623,919
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 109,016,419 $ – $ – $ 109,016,419
Investment Companies 939,491,857 – – 939,491,857
Repurchase Agreements – 21,295,833 – 21,295,833
Short-Term Investment 10,749 – – 10,749
Total $ 1,048,519,025 $ 21,295,833 $ – $ 1,069,814,858

Investor Destinations Funds - December 31, 2025 - Notes to Financial Statements - 51
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 245,216,070 $ – $ – $ 245,216,070
Investment Companies 1,503,770,739 – – 1,503,770,739
Repurchase Agreements – 95,240,551 – 95,240,551
Short-Term Investment 71,679 – – 71,679
Total $ 1,749,058,488 $ 95,240,551 $ – $ 1,844,299,039
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 95,668,395 $ – $ – $ 95,668,395
Investment Companies 390,521,622 – – 390,521,622
Repurchase Agreements – 19,658,134 – 19,658,134
Total $ 486,190,017 $ 19,658,134 $ – $ 505,848,151
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 90,424,935 $ – $ – $ 90,424,935
Investment Companies 334,595,288 – – 334,595,288
Repurchase Agreements – 26,294,262 – 26,294,262
Total $ 425,020,223 $ 26,294,262 $ – $ 451,314,485
Investor Destinations Balanced
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 198,010,139 $ – $ – $ 198,010,139
Investment Companies 853,383,443 – – 853,383,443
Repurchase Agreements – 27,338,121 – 27,338,121
Total $ 1,051,393,582 $ 27,338,121 $ – $ 1,078,731,703
Investor Destinations Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 210,121,706 $ – $ – $ 210,121,706
Investment Companies 1,254,591,658 – – 1,254,591,658
Repurchase Agreements – 40,997,604 – 40,997,604
Short-Term Investment 27,328 – – 27,328
Total $ 1,464,740,692 $ 40,997,604 $ – $ 1,505,738,296

52 - Notes to Financial Statements - December 31, 2025 - Investor Destinations Funds
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semi-annual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2025, Funds that had overdrawn balances were as follows:
(c) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently
Investor Destinations Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 70,488,113 $ – $ – $ 70,488,113
Futures Contracts# 17,845 – – 17,845
Investment Companies 302,649,787 – – 302,649,787
Repurchase Agreements – 19,763,164 – 19,763,164
Short-Term Investment 16,801 – – 16,801
Total Assets $ 373,172,546 $ 19,763,164 $ – $ 392,935,710
Liabilities:
Futures Contracts# $ (97,361) $ – $ – $ (97,361)
Total Liabilities $ (97,361) $ – $ – $ (97,361)
Total $ 373,075,185 $ 19,763,164 $ – $ 392,838,349
Investor Destinations Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 122,010,094 $ – $ – $ 122,010,094
Futures Contracts# 185,641 – – 185,641
Investment Companies 738,678,500 – – 738,678,500
Repurchase Agreements – 8,669,647 – 8,669,647
Short-Term Investment 56,819 – – 56,819
Total Assets $ 860,931,054 $ 8,669,647 $ – $ 869,600,701
Liabilities:
Futures Contracts# $ (244,623) $ – $ – $ (244,623)
Total Liabilities $ (244,623) $ – $ – $ (244,623)
Total $ 860,686,431 $ 8,669,647 $ – $ 869,356,078
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
Fund
U.S. Dollar
Amount
Investor Destinations Moderately Conservative $ 19,149
Investor Destinations Conservative 211,252
Investor Destinations Balanced 42,797

Investor Destinations Funds - December 31, 2025 - Notes to Financial Statements - 53
manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Investor Destinations Managed Growth & Income and Investor Destinations
Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, each Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with
NFA’s view of current equity market conditions. Through the use of these futures contracts, each Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2025:
Investor Destinations Managed Growth & Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 17,845
Total $ 17,845
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (97,361)
Total $ (97,361)

54 - Notes to Financial Statements - December 31, 2025 - Investor Destinations Funds
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2025:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2025:
The following is a summary of the Funds' average volume of derivative instruments held for the year ended December 31, 2025:
Investor Destinations Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 185,641
Total $ 185,641
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (244,623)
Total $ (244,623)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
Investor Destinations Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (11,061,025)
Total $ (11,061,025)
Investor Destinations Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (28,760,413)
Total $ (28,760,413)
Investor Destinations Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 251,717
Total $ 251,717
Investor Destinations Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,924,852
Total $ 1,924,852
Investor Destinations Managed Growth & Income
Futures Contracts:
Average Notional Balance Long $ 24,502,791
Average Notional Balance Short $ 14,984,725
Investor Destinations Managed Growth
Futures Contracts:
Average Notional Balance Long $ 122,143,288
Average Notional Balance Short $ 36,012,024

Investor Destinations Funds - December 31, 2025 - Notes to Financial Statements - 55
(d) Securities Lending
During the year ended December 31, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Investor Destinations Aggressive $ 32,867,681
Investor Destinations Moderately Aggressive 21,295,833
Investor Destinations Moderate 95,240,551
Investor Destinations Moderately Conservative 19,658,134
Investor Destinations Conservative 26,294,262
Investor Destinations Balanced 27,338,121
Investor Destinations Capital Appreciation 40,997,604
Investor Destinations Managed Growth & Income 19,763,164
Investor Destinations Managed Growth 8,669,647

56 - Notes to Financial Statements - December 31, 2025 - Investor Destinations Funds
(e) Joint Repurchase Agreements
During the year ended December 31, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2025, the joint repos on a gross basis were as follows:
Bank of America NA, 3.85%, dated 12/31/2025, due 1/2/2026, repurchase price $98,020,961, collateralized by U.S. Government
Agency Securities, ranging from 2.50% - 3.50%, maturing 5/1/2049 - 9/1/2050; total market value $99,960,000.
Barclays Capital, Inc, 3.45%, dated 12/31/2025, due 1/2/2026, repurchase price $50,009,583, collateralized by U.S. Government
Treasury Securities, 4.38%, maturing 1/31/2032; total market value $51,000,051.
BofA Securities, Inc., 3.85%, dated 12/31/2025, due 1/2/2026, repurchase price $50,010,694, collateralized by U.S. Government
Agency Securities, ranging from 1.34% - 5.25%, maturing 10/20/2034 - 2/20/2073; total market value $51,000,000.
Cantor Fitzgerald & Co., 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $131,688,142, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 8.50%, maturing 3/1/2026 - 11/20/2075; total market value
$134,293,264.
Cantor Fitzgerald & Co., 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $148,531,680, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 8.50%, maturing 3/1/2026 - 11/20/2075; total market value
$151,470,009.
CF Secured, LLC, 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $215,045,867, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 1.13% - 7.50%, maturing 3/31/2026 - 4/20/2071; total market value $219,346,790.
Citi Global Market, Inc., 3.81%, dated 12/31/2025, due 1/2/2026, repurchase price $138,529,316, collateralized by U.S.
Government Treasury Securities, ranging from 2.38% - 4.25%, maturing 2/15/2028 - 10/31/2029; total market value
$141,270,038.
MetLife, Inc., 3.83%, dated 12/31/2025, due 1/2/2026, repurchase price $150,031,917, collateralized by U.S. Government
Treasury Securities, ranging from 2.63% - 5.50%, maturing 1/31/2026 - 8/15/2048; total market value $153,077,523.
Pershing LLC, 3.72%, dated 12/31/2025, due 1/2/2026, repurchase price $215,044,433, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 2/15/2026 - 12/20/2075; total market value
$219,300,007.

Investor Destinations Funds - December 31, 2025 - Notes to Financial Statements - 57
As of December 31, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Investor Destinations Aggressive
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 10,000,000 $ – $ 10,000,000 $ (10,000,000) $ –
BofA Securities, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Cantor Fitzgerald &
Co. 867,681 – 867,681 (867,681) –
Cantor Fitzgerald &
Co. 1,000,000 – 1,000,000 (1,000,000) –
CF Secured, LLC 10,000,000 – 10,000,000 (10,000,000) –
Citi Global Market,
Inc. 10,000,000 – 10,000,000 (10,000,000) –
Total $ 32,867,681 $ – $ 32,867,681 $ (32,867,681) $ –
Investor Destinations Moderately Aggressive
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
Cantor Fitzgerald &
Co. 1,295,833 – 1,295,833 (1,295,833) –
Cantor Fitzgerald &
Co. 10,000,000 – 10,000,000 (10,000,000) –
CF Secured, LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 21,295,833 $ – $ 21,295,833 $ (21,295,833) $ –

58 - Notes to Financial Statements - December 31, 2025 - Investor Destinations Funds
Investor Destinations Moderate
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Barclays Capital, Inc 10,000,000 – 10,000,000 (10,000,000) –
BofA Securities, Inc. 7,000,000 – 7,000,000 (7,000,000) –
Cantor Fitzgerald &
Co. 740,551 – 740,551 (740,551) –
Cantor Fitzgerald &
Co. 25,500,000 – 25,500,000 (25,500,000) –
CF Secured, LLC 8,000,000 – 8,000,000 (8,000,000) –
Citi Global Market,
Inc. 15,000,000 – 15,000,000 (15,000,000) –
MetLife, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Pershing LLC 25,000,000 – 25,000,000 (25,000,000) –
Total $ 95,240,551 $ – $ 95,240,551 $ (95,240,551) $ –
Investor Destinations Moderately Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
BofA Securities, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Cantor Fitzgerald &
Co. 2,458,134 – 2,458,134 (2,458,134) –
Cantor Fitzgerald &
Co. 5,000,000 – 5,000,000 (5,000,000) –
CF Secured, LLC 200,000 – 200,000 (200,000) –
Citi Global Market,
Inc. 5,000,000 – 5,000,000 (5,000,000) –
Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 19,658,134 $ – $ 19,658,134 $ (19,658,134) $ –

Investor Destinations Funds - December 31, 2025 - Notes to Financial Statements - 59
Investor Destinations Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
BofA Securities, Inc. 3,000,000 – 3,000,000 (3,000,000) –
Cantor Fitzgerald &
Co. 3,294,262 – 3,294,262 (3,294,262) –
Cantor Fitzgerald &
Co. 5,000,000 – 5,000,000 (5,000,000) –
Citi Global Market,
Inc. 12,000,000 – 12,000,000 (12,000,000) –
Total $ 26,294,262 $ – $ 26,294,262 $ (26,294,262) $ –
Investor Destinations Balanced
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BofA Securities, Inc. $ 6,500,000 $ – $ 6,500,000 $ (6,500,000) $ –
Cantor Fitzgerald &
Co. 838,121 – 838,121 (838,121) –
Cantor Fitzgerald &
Co. 1,000,000 – 1,000,000 (1,000,000) –
CF Secured, LLC 8,000,000 – 8,000,000 (8,000,000) –
Citi Global Market,
Inc. 11,000,000 – 11,000,000 (11,000,000) –
Total $ 27,338,121 $ – $ 27,338,121 $ (27,338,121) $ –

60 - Notes to Financial Statements - December 31, 2025 - Investor Destinations Funds
Investor Destinations Capital Appreciation
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Cantor Fitzgerald &
Co. 997,604 – 997,604 (997,604) –
Cantor Fitzgerald &
Co. 13,000,000 – 13,000,000 (13,000,000) –
CF Secured, LLC 20,000,000 – 20,000,000 (20,000,000) –
Citi Global Market,
Inc. 1,000,000 – 1,000,000 (1,000,000) –
MetLife, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Total $ 40,997,604 $ – $ 40,997,604 $ (40,997,604) $ –
Investor Destinations Managed Growth & Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 3,563,164 $ – $ 3,563,164 $ (3,563,164) $ –
CF Secured, LLC 13,200,000 – 13,200,000 (13,200,000) –
Pershing LLC 3,000,000 – 3,000,000 (3,000,000) –
Total $ 19,763,164 $ – $ 19,763,164 $ (19,763,164) $ –

Investor Destinations Funds - December 31, 2025 - Notes to Financial Statements - 61
(f) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
(g) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2025 are primarily attributable to investments in regulated investment companies and consent dividends. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.
The temporary differences as of December 31, 2025 may primarily be attributable to outstanding wash sale loss deferrals and outstanding straddle loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Investor Destinations Managed Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 669,647 $ – $ 669,647 $ (669,647) $ –
Cantor Fitzgerald &
Co. 1,000,000 – 1,000,000 (1,000,000) –
CF Secured, LLC 7,000,000 – 7,000,000 (7,000,000) –
Total $ 8,669,647 $ – $ 8,669,647 $ (8,669,647) $ –
* As of December 31, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

62 - Notes to Financial Statements - December 31, 2025 - Investor Destinations Funds
Reclassifications for the year ended December 31, 2025 were as follows:
(h) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
As of December 31, 2025, the estimated maximum amounts each Fund may claim as consent dividends for 2025 are as follows:
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax
Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the year ended December 31, 2025, the Funds did not pay a significant amount of foreign or U.S.
federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
(i) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Fund Capital
Total
Distributable
Earnings (Loss)
Investor Destinations Aggressive $ 5,527,317 $ (5,527,317)
Investor Destinations Moderately Aggressive 16,468,131 (16,468,131)
Investor Destinations Moderate 36,885,312 (36,885,312)
Investor Destinations Moderately Conservative 13,144,878 (13,144,878)
Investor Destinations Conservative 13,837,989 (13,837,989)
Investor Destinations Balanced 25,601,633 (25,601,633)
Investor Destinations Capital Appreciation 19,280,047 (19,280,047)
Investor Destinations Managed Growth & Income 9,822,878 (9,822,878)
Investor Destinations Managed Growth 21,612,745 (21,612,745)
Fund
Ordinary Distribution
Available for Consent
Dividend
Investor Destinations Aggressive $ 13,916,326
Investor Destinations Moderately Aggressive 36,473,484
Investor Destinations Moderate 58,360,512
Investor Destinations Moderately Conservative 16,938,295
Investor Destinations Conservative 15,236,791
Investor Destinations Balanced 34,238,481
Investor Destinations Capital Appreciation 44,580,209
Investor Destinations Managed Growth & Income 12,728,805
Investor Destinations Managed Growth 30,269,672

Investor Destinations Funds - December 31, 2025 - Notes to Financial Statements - 63
(j) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for Investor Destinations Managed Growth &
Income and Investor Destinations Managed Growth, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
For the year ended December 31, 2025, the effective advisory fee rates before and after expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $52,226 during the year ended December 31, 2025.
Fund Fee Schedule
Advisory Fee
(annual rate)
Investor Destinations Aggressive All assets 0.13%
Investor Destinations Moderately Aggressive All assets 0.13%
Investor Destinations Moderate All assets 0.13%
Investor Destinations Moderately Conservative All assets 0.13%
Investor Destinations Conservative All assets 0.13%
Investor Destinations Balanced All assets 0.13%
Investor Destinations Capital Appreciation All assets 0.13%
Investor Destinations Managed Growth & Income All assets 0.15%
Investor Destinations Managed Growth All assets 0.15%
Fund
Effective Advisory Fee
Rate Before Expense
Reimbursements
Effective Advisory Fee
Rate After Expense
Reimbursements
Investor Destinations Aggressive 0.13% 0.13%
Investor Destinations Moderately Aggressive 0.13 0.13
Investor Destinations Moderate 0.13 0.13
Investor Destinations Moderately Conservative 0.13 0.13
Investor Destinations Conservative 0.13 0.13
Investor Destinations Balanced 0.13 0.13
Investor Destinations Capital Appreciation 0.13 0.12
Investor Destinations Managed Growth & Income 0.15 0.10
Investor Destinations Managed Growth 0.15 0.12

64 - Notes to Financial Statements - December 31, 2025 - Investor Destinations Funds
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2026.
On November 14, 2025, the Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds'
operating expenses, (excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business), including the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 14, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2025, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Fund Classes
Amount
(annual rate)
Investor Destinations Balanced All Classes 0.28%
Investor Destinations Capital Appreciation All Classes 0.28
Investor Destinations Managed Growth & Income All Classes 0.15
Investor Destinations Managed Growth All Classes 0.16
Fund Classes
Amount
(annual rate)
Investor Destinations Capital Appreciation Class II 0.90%
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount Total
Investor Destinations Capital Appreciation $ — $ — $ 92,788 $ 92,788
Investor Destinations Managed Growth & Income 195,830 190,333 184,517 570,680
Investor Destinations Managed Growth 301,658 285,720 273,020 860,398

Investor Destinations Funds - December 31, 2025 - Notes to Financial Statements - 65
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2025, NFM earned an aggregate of $2,042,545 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2025, the Funds' aggregate portion of such costs amounted to $33,194.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II and Class P shares of each Fund.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of each applicable Fund.
For the year ended December 31, 2025, the effective rates for administrative services fees were as follows:
N/A - Not applicable.
For the year ended December 31, 2025, each Fund’s total administrative services fees were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund Class I Class II
Investor Destinations Aggressive N/A 0.15%
Investor Destinations Moderately Aggressive N/A 0.15
Investor Destinations Moderate N/A 0.15
Investor Destinations Moderately Conservative N/A 0.15
Investor Destinations Conservative N/A 0.15
Investor Destinations Balanced N/A 0.15
Investor Destinations Capital Appreciation N/A 0.15
Investor Destinations Managed Growth & Income 0.15% 0.15
Investor Destinations Managed Growth 0.15 0.15
Fund Amount
Investor Destinations Aggressive $ 529,504
Investor Destinations Moderately Aggressive 1,305,268
Investor Destinations Moderate 2,526,206
Investor Destinations Moderately Conservative 734,308
Investor Destinations Conservative 641,981
Investor Destinations Balanced 1,578,662
Investor Destinations Capital Appreciation 1,609,290
Investor Destinations Managed Growth & Income 586,366
Investor Destinations Managed Growth 1,390,920

66 - Notes to Financial Statements - December 31, 2025 - Investor Destinations Funds
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of Underlying Funds during the year ended December 31, 2025 were as follows:
Investor Destinations Aggressive
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 5,747,754 145,107,303 17,647,385 (97,640,951) 12,081,735 (2,704,582) 74,490,890 1,188,425 7,821,972
Nationwide International
Equity Portfolio, Class R6 4,685,128 38,422,452 23,338,668 (11,770,835) 1,297,049 9,900,439 61,187,773 4,730,166 922,792
Nationwide Large Cap Equity
Portfolio, Class R6 5,462,989 — 56,877,027 (1,668,136) 59,395 2,694,027 57,962,313 711,781 170,074
NVIT Emerging Markets
Fund, Class Y 1,581,699 — 22,546,438 (14,926) 220 1,003,942 23,535,674 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,158,178 21,247,239 2,372,974 (5,748,324) 963,168 4,796,996 23,632,053 873,030 —
NVIT GS International Equity
Insights Fund, Class Y 2,391,373 — 32,503,986 (524,090) 10,164 939,141 32,929,201 272,410 —
NVIT International Index
Fund, Class Y – 47,046,717 2,520,147 (58,439,296) 17,935,742 (9,063,310) — 635,615 —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 3,126,999 62,356,085 10,001,936 (6,996,816) 15,208 8,764,730 74,141,143 298,059 611,145
NVIT Mid Cap Index Fund,
Class Y – 28,779,399 7,277,954 (34,647,341) 1,359,719 (2,769,731) — 81,518 2,069,793
NVIT Small Cap Index Fund,
Class Y – 1,264,812 228 (1,285,232) 242,567 (222,375) — — —
Nationwide Bond Portfolio,
Class R6 1,011,713 — 8,904,833 — — (214,219) 8,690,614 277,112 —
NVIT Bond Index Fund,
Class Y 2,419,916 30,962,057 6,421,637 (16,184,219) (584,336) 1,309,298 21,924,437 1,459,577 —
NVIT Loomis Core Bond
Fund, Class Y 934,965 — 8,892,835 — — (225,708) 8,667,127 265,112 —
Total 375,186,064 199,306,048 (234,920,166) 33,380,631 14,208,648 387,161,225 10,792,805 11,595,776
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 10,953,098 327,727,425 38,551,002 (246,483,528) 31,211,949 (9,054,695) 141,952,153 2,563,828 14,899,153
Nationwide International
Equity Portfolio, Class R6 11,794,696 80,146,564 80,236,889 (28,011,215) 3,210,868 18,455,624 154,038,730 11,933,175 2,343,185
Nationwide Large Cap Equity
Portfolio, Class R6 11,146,515 — 116,068,580 (3,892,128) 154,400 5,933,675 118,264,527 1,460,027 348,861
NVIT Emerging Markets
Fund, Class Y 2,805,342 — 39,931,922 (3,936) 171 1,815,337 41,743,494 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 3,800,718 47,489,906 2,610,347 (20,894,870) 4,978,549 7,433,929 41,617,861 1,797,365 —
NVIT GS International Equity
Insights Fund, Class Y 5,391,957 — 73,977,807 (1,887,429) 39,659 2,117,213 74,247,250 619,608 —
NVIT International Index
Fund, Class Y – 98,301,604 913,472 (113,303,210) 42,977,715 (28,889,581) — 752,855 —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 5,963,879 145,747,213 28,331,597 (53,101,409) 3,266,650 17,159,522 141,403,573 600,161 1,449,802
NVIT Mid Cap Index Fund,
Class Y – 44,596,630 6,878,416 (49,358,025) 4,026,474 (6,143,495) — 121,850 3,093,844
NVIT Small Cap Index Fund,
Class Y – 1,202,428 — (1,221,668) 231,144 (211,904) — — —

Investor Destinations Funds - December 31, 2025 - Notes to Financial Statements - 67
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Bond Portfolio,
Class R6 8,715,248 — 76,492,917 (780,583) 7,053 (855,410) 74,863,977 2,387,138 —
NVIT Bond Index Fund,
Class Y 10,120,782 176,148,447 10,240,720 (99,587,507) (9,511,793) 14,404,420 91,694,287 6,275,716 —
NVIT Loomis Core Bond
Fund, Class Y 6,102,637 20,056,419 37,843,000 (1,048,694) (38,202) (241,076) 56,571,447 1,809,642 —
NVIT Loomis Short Term
Bond Fund, Class Y 313,850 — 3,178,941 — — (84,383) 3,094,558 106,782 —
Total 941,416,636 515,255,610 (619,574,202) 80,554,637 21,839,176 939,491,857 30,428,147 22,134,845
Investor Destinations Moderate
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 2,574,861 — 26,262,027 — — (75,692) 26,186,335 262,670 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 16,880,834 468,015,596 54,460,052 (331,360,734) 39,391,837 (11,731,137) 218,775,614 3,626,818 23,045,757
Nationwide International
Equity Portfolio, Class R6 11,567,138 88,780,530 75,264,444 (37,125,302) 4,418,293 19,728,855 151,066,820 11,728,603 2,297,107
Nationwide Large Cap Equity
Portfolio, Class R6 13,676,172 — 147,689,219 (10,624,194) 349,223 7,689,933 145,104,181 1,802,576 430,710
NVIT Emerging Markets
Fund, Class Y 3,452,869 — 50,265,423 (1,172,501) 51,413 2,234,351 51,378,686 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 4,692,117 63,353,607 3,094,971 (31,102,250) 7,150,285 8,882,074 51,378,687 2,277,874 —
NVIT GS International Equity
Insights Fund, Class Y 5,509,331 — 76,923,668 (3,275,584) 50,239 2,165,168 75,863,491 641,118 —
NVIT International Index
Fund, Class Y – 108,835,577 1,085,594 (126,558,637) 50,006,734 (33,369,268) — 962,026 —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 9,220,259 220,199,225 38,484,342 (69,433,648) 2,987,381 26,375,040 218,612,340 912,528 2,080,973
NVIT Mid Cap Index Fund,
Class Y – 29,470,407 4,307,483 (32,418,540) 1,445,778 (2,805,128) — 77,493 1,967,611
Nationwide Bond Portfolio,
Class R6 19,663,324 — 173,761,253 (2,652,955) 42,482 (2,242,828) 168,907,952 5,385,856 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 765,785 7,099,779 319,752 (643,616) (136,301) 290,743 6,930,357 302,996 —
NVIT Bond Index Fund,
Class Y 19,468,177 459,515,689 42,057,601 (342,622,844) (36,489,431) 53,920,672 176,381,687 12,963,504 —
NVIT Loomis Core Bond
Fund, Class Y 16,404,284 53,385,898 104,254,500 (5,393,397) (151,110) (28,180) 152,067,711 4,909,188 —
NVIT Loomis Short Term
Bond Fund, Class Y 6,198,466 35,625,743 28,138,523 (2,425,077) (108,986) (113,325) 61,116,878 2,433,403 —
Total 1,534,282,051 826,368,852 (996,809,279) 69,007,837 70,921,278 1,503,770,739 48,286,653 29,822,158
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 1,201,527 — 12,288,497 (33,767) 116 (35,321) 12,219,525 122,595 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 2,809,185 81,986,545 11,014,955 (60,913,699) 6,497,278 (2,178,038) 36,407,041 605,937 3,834,117
Nationwide International
Equity Portfolio, Class R6 2,115,676 15,329,729 15,373,925 (7,200,346) 859,344 3,268,081 27,630,733 2,151,000 421,982
Nationwide Large Cap Equity
Portfolio, Class R6 2,260,722 — 25,142,626 (2,440,156) 55,692 1,228,100 23,986,262 299,632 71,594

68 - Notes to Financial Statements - December 31, 2025 - Investor Destinations Funds
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y 530,425 — 7,834,840 (297,024) 11,664 343,238 7,892,718 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,071,540 12,078,214 759,722 (4,117,723) 224,515 2,788,639 11,733,367 449,263 —
NVIT GS International Equity
Insights Fund, Class Y 958,013 — 13,558,980 (758,595) 13,929 377,527 13,191,841 112,113 —
NVIT International Index
Fund, Class Y – 19,009,158 427,467 (23,423,689) 9,673,989 (5,686,925) — 302,421 —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 1,533,807 44,227,409 4,117,766 (17,352,243) 793,558 4,580,065 36,366,555 155,901 378,085
NVIT Mid Cap Index Fund,
Class Y – 6,642,611 1,204,610 (7,547,116) 413,149 (713,254) — 17,188 436,413
NVIT Small Cap Index Fund,
Class Y – 2,125,380 — (2,159,332) 406,031 (372,079) — — —
Nationwide Bond Portfolio,
Class R6 7,179,950 — 64,136,776 (1,892,032) 25,142 (594,118) 61,675,768 1,966,614 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,612,505 15,259,380 751,758 (1,746,575) (110,844) 439,455 14,593,174 641,551 —
NVIT Bond Index Fund,
Class Y 6,798,976 165,388,163 23,602,055 (134,061,868) (13,852,350) 20,522,720 61,598,720 4,624,019 —
NVIT Loomis Core Bond
Fund, Class Y 4,910,971 25,365,533 22,840,709 (3,322,506) (80,560) 721,523 45,524,699 1,521,428 —
NVIT Loomis Short Term
Bond Fund, Class Y 3,823,653 27,862,928 12,689,173 (2,942,797) (173,245) 265,160 37,701,219 1,560,888 —
Total 415,275,050 215,743,859 (270,209,468) 4,757,408 24,954,773 390,521,622 14,530,550 5,142,191
Investor Destinations Conservative
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 1,255,045 — 13,124,762 (323,594) (476) (36,885) 12,763,807 129,574 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 1,435,948 36,512,080 6,174,203 (25,069,374) 1,731,367 (738,392) 18,609,884 251,703 1,946,192
Nationwide International
Equity Portfolio, Class R6 950,333 6,268,142 8,136,967 (3,641,473) 346,629 1,301,080 12,411,345 966,027 189,983
Nationwide Large Cap Equity
Portfolio, Class R6 770,050 — 8,614,638 (922,934) 26,780 451,751 8,170,235 101,993 24,370
NVIT Emerging Markets
Fund, Class Y 171,795 — 2,599,657 (159,252) 4,732 111,168 2,556,305 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 467,426 5,320,548 527,776 (2,049,023) 322,387 996,622 5,118,310 195,865 —
NVIT GS International Equity
Insights Fund, Class Y 432,461 — 6,223,242 (444,557) 5,569 170,731 5,954,985 50,161 —
NVIT International Index
Fund, Class Y – 7,515,135 347,963 (9,102,513) 3,352,550 (2,113,135) — 75,208 —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 784,428 26,162,908 3,628,433 (14,340,736) 653,082 2,495,098 18,598,785 82,027 214,766
NVIT Mid Cap Index Fund,
Class Y – 309,826 45,436 (341,307) 82,149 (96,104) — 815 20,684
NVIT Small Cap Index Fund,
Class Y – 346,642 — (352,198) 145,247 (139,691) — — —
Nationwide Bond Portfolio,
Class R6 7,567,874 — 69,356,692 (3,512,165) 10,941 (847,432) 65,008,036 2,085,289 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,349,039 22,349,631 2,340,953 (3,899,920) (215,335) 683,474 21,258,803 936,980 —
NVIT Bond Index Fund,
Class Y 6,148,567 171,589,653 25,254,140 (147,896,266) (11,387,273) 18,145,760 55,706,014 4,281,681 —

Investor Destinations Funds - December 31, 2025 - Notes to Financial Statements - 69
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Loomis Core Bond
Fund, Class Y 5,738,942 35,703,360 25,344,956 (9,460,869) (209,544) 1,822,087 53,199,990 1,862,106 —
NVIT Loomis Short Term
Bond Fund, Class Y 5,602,311 44,569,425 18,397,031 (7,987,830) (281,278) 541,441 55,238,789 2,335,030 —
Total 356,647,350 190,116,849 (229,504,011) (5,412,473) 22,747,573 334,595,288 13,354,459 2,395,995
Investor Destinations Balanced
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 2,072,824 — 21,141,552 — — (60,933) 21,080,619 211,456 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 9,330,733 234,439,687 34,798,225 (160,532,141) 17,002,329 (4,781,803) 120,926,297 1,852,008 12,718,718
Nationwide International
Equity Portfolio, Class R6 4,923,123 44,831,554 26,641,446 (19,590,756) 2,434,081 9,979,662 64,295,987 5,011,947 976,966
Nationwide Large Cap Equity
Portfolio, Class R6 6,678,068 — 72,994,206 (6,064,197) 172,863 3,751,433 70,854,305 877,261 209,614
NVIT Emerging Markets
Fund, Class Y 1,714,101 — 25,116,117 (751,328) 31,838 1,109,195 25,505,822 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,338,899 32,927,821 1,566,767 (17,036,137) 3,861,494 4,290,999 25,610,944 1,147,888 —
NVIT GS International Equity
Insights Fund, Class Y 2,310,324 — 32,402,591 (1,524,137) 26,491 908,221 31,813,166 270,081 —
NVIT International Index
Fund, Class Y – 54,540,430 515,852 (63,500,173) 19,609,899 (11,166,008) — 492,600 —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 5,098,837 116,491,691 28,520,015 (39,865,290) 1,302,144 14,444,875 120,893,435 503,330 1,135,602
NVIT Mid Cap Index Fund,
Class Y – 16,586,849 2,298,101 (18,131,006) 842,238 (1,596,182) — 42,492 1,078,903
Nationwide Bond Portfolio,
Class R6 12,096,044 — 107,798,394 (3,013,675) 58,685 (938,390) 103,905,014 3,313,150 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 462,356 4,409,497 189,289 (511,226) (107,518) 204,284 4,184,326 185,569 —
NVIT Bond Index Fund,
Class Y 13,073,217 327,739,180 27,844,925 (249,826,482) (28,884,043) 41,569,770 118,443,350 8,831,834 —
NVIT Loomis Core Bond
Fund, Class Y 8,936,114 44,299,309 43,708,995 (6,525,817) (162,897) 1,518,190 82,837,780 2,781,469 —
NVIT Loomis Short Term
Bond Fund, Class Y 6,392,738 44,246,011 23,108,491 (4,370,462) (261,299) 309,657 63,032,398 2,576,864 —
Total 920,512,029 448,644,966 (591,242,827) 15,926,305 59,542,970 853,383,443 28,097,949 16,119,803
Investor Destinations Capital Appreciation
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 1,438,273 — 14,688,319 — — (61,080) 14,627,239 165,836 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 17,554,171 329,456,040 50,936,942 (166,740,780) 15,886,467 (2,036,608) 227,502,061 2,849,845 24,020,757
Nationwide International
Equity Portfolio, Class R6 10,065,226 63,775,064 80,263,343 (27,579,546) 3,001,954 11,991,035 131,451,850 10,132,708 1,994,053
Nationwide Large Cap Equity
Portfolio, Class R6 13,629,652 — 146,776,850 (8,146,256) 191,142 5,788,870 144,610,606 1,793,670 428,582
NVIT Emerging Markets
Fund, Class Y 2,996,932 — 44,163,275 (960,975) 25,096 1,366,952 44,594,348 — —

70 - Notes to Financial Statements - December 31, 2025 - Investor Destinations Funds
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 4,072,543 44,406,470 14,731,333 (26,067,717) 6,283,603 5,240,659 44,594,348 1,666,325 —
NVIT GS International Equity
Insights Fund, Class Y 4,621,323 — 64,297,582 (2,671,237) 29,184 1,980,092 63,635,621 535,695 —
NVIT International Index
Fund, Class Y – 77,533,697 676,285 (89,793,542) 35,339,914 (23,756,354) — 651,523 —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 9,585,225 148,524,397 87,662,527 (29,150,491) 87,649 20,141,608 227,265,690 862,514 1,364,355
NVIT Mid Cap Index Fund,
Class Y – 25,510,151 3,678,383 (27,991,642) 1,405,928 (2,602,820) — 66,867 1,697,793
Nationwide Bond Portfolio,
Class R6 11,397,809 — 100,704,571 (1,063,887) 13,580 (1,747,082) 97,907,182 3,121,902 —
NVIT Bond Index Fund,
Class Y 14,717,476 234,610,626 12,030,763 (119,501,090) (14,289,970) 20,490,002 133,340,331 9,006,869 —
NVIT Loomis Core Bond
Fund, Class Y 8,598,327 10,768,545 71,889,662 (2,269,762) (57,134) (624,820) 79,706,491 2,539,559 —
NVIT Loomis Short Term
Bond Fund, Class Y 4,599,989 26,730,862 21,059,753 (2,276,639) (139,750) (18,335) 45,355,891 1,808,249 —
Total 961,315,852 713,559,588 (504,213,564) 47,777,663 36,152,119 1,254,591,658 35,201,562 29,505,540
Investor Destinations Managed Growth & Income
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 721,310 — 7,485,018 (128,050) (39) (21,202) 7,335,727 73,904 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 3,338,213 81,994,251 11,820,812 (54,842,237) 5,845,328 (1,554,913) 43,263,241 656,067 4,548,915
Nationwide International
Equity Portfolio, Class R6 1,805,827 16,021,208 9,281,267 (6,040,800) 722,438 3,599,989 23,584,102 1,827,035 356,645
Nationwide Large Cap Equity
Portfolio, Class R6 2,390,965 — 25,395,529 (1,385,933) 21,380 1,337,164 25,368,140 312,661 74,708
NVIT Emerging Markets
Fund, Class Y 614,230 — 8,893,336 (153,660) 2,593 397,468 9,139,737 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 835,473 11,269,329 684,411 (5,681,836) 1,302,164 1,574,359 9,148,427 410,076 —
NVIT GS International Equity
Insights Fund, Class Y 843,296 — 11,529,384 (250,581) 860 332,527 11,612,190 95,277 —
NVIT International Index
Fund, Class Y – 19,808,071 277,287 (23,104,716) 6,722,649 (3,703,291) — 171,284 —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 1,812,059 37,460,672 13,222,129 (13,198,082) 423,105 5,056,092 42,963,916 180,178 412,740
NVIT Mid Cap Index Fund,
Class Y – 5,657,701 995,215 (6,380,470) 284,321 (556,767) — 15,209 386,179
Nationwide Bond Portfolio,
Class R6 4,227,611 — 38,627,199 (1,993,875) 37,907 (356,054) 36,315,177 1,162,919 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 160,888 1,504,395 156,056 (236,983) (48,769) 81,339 1,456,038 64,097 —
NVIT Bond Index Fund,
Class Y 4,585,953 112,854,903 11,701,475 (87,342,470) (5,439,697) 9,774,523 41,548,734 3,091,278 —
NVIT Loomis Core Bond
Fund, Class Y 3,117,713 15,146,090 16,760,219 (3,460,681) (64,146) 519,719 28,901,201 974,057 —
NVIT Loomis Short Term
Bond Fund, Class Y 2,232,572 15,225,331 9,349,978 (2,570,167) (85,713) 93,728 22,013,157 900,018 —
Total 316,941,951 166,179,315 (206,770,541) 9,724,381 16,574,681 302,649,787 9,934,060 5,779,187

Investor Destinations Funds - December 31, 2025 - Notes to Financial Statements - 71
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.
com/mutualfunds for series of NMF.
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the year ended December 31, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank
Investor Destinations Managed Growth
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 1,242,453 — 12,957,777 (285,555) 42 (36,519) 12,635,745 127,549 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 8,339,418 247,122,931 22,367,799 (175,660,561) 21,158,399 (6,909,705) 108,078,863 1,835,197 11,394,882
Nationwide International
Equity Portfolio, Class R6 5,858,435 45,419,705 36,698,331 (17,844,365) 2,394,466 9,843,023 76,511,160 5,919,468 1,159,163
Nationwide Large Cap Equity
Portfolio, Class R6 6,767,922 — 73,233,518 (5,409,760) 144,225 3,839,665 71,807,648 886,713 211,872
NVIT Emerging Markets
Fund, Class Y 1,704,826 — 24,805,109 (552,074) 11,583 1,103,193 25,367,811 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,309,126 32,399,478 1,614,393 (16,863,574) 3,887,816 4,246,822 25,284,935 1,146,151 —
NVIT GS International Equity
Insights Fund, Class Y 2,776,869 — 38,124,174 (985,651) 5,446 1,093,520 38,237,489 314,769 —
NVIT International Index
Fund, Class Y – 55,841,023 544,172 (64,886,570) 18,994,756 (10,493,381) — 471,485 —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 4,524,276 107,048,589 26,996,504 (41,312,860) 1,650,781 12,887,566 107,270,580 455,303 1,070,043
NVIT Mid Cap Index Fund,
Class Y – 15,048,438 2,453,522 (16,801,105) 781,921 (1,482,776) — 39,156 994,196
Nationwide Bond Portfolio,
Class R6 9,513,438 — 87,661,411 (4,895,478) 89,328 (1,134,833) 81,720,428 2,622,033 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 369,496 3,604,458 371,266 (711,018) (143,085) 222,318 3,343,939 150,850 —
NVIT Bond Index Fund,
Class Y 9,427,214 235,109,628 21,991,164 (180,598,190) (9,523,479) 18,431,438 85,410,561 6,346,273 —
NVIT Loomis Core Bond
Fund, Class Y 7,930,720 27,258,521 53,969,365 (7,672,192) (121,241) 83,323 73,517,776 2,399,830 —
NVIT Loomis Short Term
Bond Fund, Class Y 2,991,031 18,239,692 15,273,601 (3,936,691) (104,156) 19,119 29,491,565 1,186,411 —
Total 787,092,463 419,062,106 (538,415,644) 39,226,802 31,712,773 738,678,500 23,901,188 14,830,156
*
Purchases include reinvestment of income and realized gain distributions, as applicable.

72 - Notes to Financial Statements - December 31, 2025 - Investor Destinations Funds
loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2025, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the year ended December 31, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
The affiliated Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and  at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semi-annual report to shareholders.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semi-annual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
10. Other Matters
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 244,578,424 $ 243,160,339
Investor Destinations Moderately Aggressive 600,384,387 646,461,183
Investor Destinations Moderate 1,007,460,299 1,113,504,906
Investor Destinations Moderately Conservative 296,847,816 317,093,300
Investor Destinations Conservative 276,448,398 286,631,826
Investor Destinations Balanced 611,225,426 691,343,263
Investor Destinations Capital Appreciation 882,958,042 558,877,465
Investor Destinations Managed Growth & Income 222,765,579 239,518,619
Investor Destinations Managed Growth 507,723,302 598,452,839
*
Purchases include reinvestments of income and realized gain distributions, as applicable.

Investor Destinations Funds - December 31, 2025 - Notes to Financial Statements - 73
11. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2025 was as follows:
The Funds did not make any distributions for the year ended December 31, 2024.
As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations Aggressive $ 2,358,731 $ 4,426,300 $ 6,785,031 $ – $ 6,785,031
Investor Destinations Moderately Aggressive 4,886,101 4,567,502 9,453,603 – 9,453,603
Investor Destinations Moderate – – – – –
Investor Destinations Moderately
Conservative – – – – –
Investor Destinations Conservative – – – – –
Investor Destinations Balanced – – – – –
Investor Destinations Capital Appreciation 6,618,504 8,553,439 15,171,943 – 15,171,943
Investor Destinations Managed Growth &
Income – – – – –
Investor Destinations Managed Growth – – – – –
*
Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)*
Total
Accumulated
Earnings
(Deficit)
Investor Destinations Aggressive $ 15,994,997 $ 32,728,299 $ 48,723,296 $ – $ – 48,994,948 97,718,244
Investor Destinations Moderately Aggressive 43,548,455 62,987,933 106,536,388 – – 92,175,866 198,712,254
Investor Destinations Moderate 63,510,933 22,006,114 85,517,047 – – 119,430,038 204,947,085
Investor Destinations Moderately Conservative 16,938,295 – 16,938,295 – (14,110,749) 17,248,829 20,076,375
Investor Destinations Conservative 15,236,791 – 15,236,791 – (33,553,662) 1,611,951 (16,704,920)
Investor Destinations Balanced 35,216,484 – 35,216,484 – – 57,972,993 93,189,477
Investor Destinations Capital Appreciation 49,059,402 50,863,865 99,923,267 – – 84,571,247 184,494,514
Investor Destinations Managed Growth &
Income 12,728,805 – 12,728,805 – (15,144,330) 17,423,764 15,008,239
Investor Destinations Managed Growth 30,269,672 – 30,269,672 – (25,418,629) 53,190,850 58,041,893
*
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 429,628,971 $ 49,617,506 $ (622,558) $ 48,994,948
Investor Destinations Moderately Aggressive 977,638,992 96,184,856 (4,008,990) 92,175,866
Investor Destinations Moderate 1,724,869,001 133,247,320 (13,817,282) 119,430,038
Investor Destinations Moderately Conservative 488,599,322 22,459,273 (5,210,444) 17,248,829
Investor Destinations Conservative 449,702,534 7,653,373 (6,041,422) 1,611,951
Investor Destinations Balanced 1,020,758,710 67,383,093 (9,410,100) 57,972,993
Investor Destinations Capital Appreciation 1,421,167,049 97,876,549 (13,305,302) 84,571,247
Investor Destinations Managed Growth & Income 372,636,197 22,847,144 (2,644,992) 20,202,152
Investor Destinations Managed Growth 809,684,521 65,261,638 (5,590,081) 59,671,557

74 - Notes to Financial Statements - December 31, 2025 - Investor Destinations Funds
As of December 31, 2025, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2025.
During the year ended December 31, 2025, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
Investor Destinations Moderately Conservative $ (14,110,749)
Investor Destinations Conservative (33,553,662)
Investor Destinations Managed Growth & Income (15,144,330)
Investor Destinations Managed Growth (25,418,629)
Fund Utilized
Investor Destinations Moderate $ 28,189,088
Investor Destinations Balanced 12,743,285
Investor Destinations Managed Growth 493,426

Investor Destinations Funds - December 31, 2025 - Report of Independent Registered Public Accounting Firm - 75
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Investor Destinations
Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderate
Fund, NVIT Investor Destinations Moderately Conservative Fund, NVIT Investor Destinations Conservative Fund, NVIT
Investor Destinations Balanced Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations
Managed Growth & Income Fund and NVIT Investor Destinations Managed Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Investor
Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderate
Fund, NVIT Investor Destinations Moderately Conservative Fund, NVIT Investor Destinations Conservative Fund, NVIT Investor
Destinations Balanced Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Managed Growth &
Income Fund and NVIT Investor Destinations Managed Growth Fund (nine of the funds constituting Nationwide Variable Insurance
Trust, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31,
2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2026
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

76 - Supplemental Information - December 31, 2025 (Unaudited) - Investor Destinations Funds
Other Federal Tax Information
For the year ended December 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.
For the taxable year ended December 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Fund designates the following amount, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2025, the foreign source income for each Fund was as follows:
Fund
Dividends Received
Deduction
Investor Destinations Aggressive 14.82%
Investor Destinations Moderately Aggressive 10.88
Investor Destinations Moderate 10.64
Investor Destinations Moderately Conservative 7.32
Investor Destinations Conservative 4.43
Investor Destinations Balanced 10.64
Investor Destinations Capital Appreciation 11.97
Investor Destinations Managed Growth & Income 10.47
Investor Destinations Managed Growth 10.94
Fund Amount
Investor Destinations Aggressive $ 4,426,300
Investor Destinations Moderately Aggressive 4,567,502
Investor Destinations Moderate –
Investor Destinations Moderately Conservative –
Investor Destinations Conservative –
Investor Destinations Balanced –
Investor Destinations Capital Appreciation 8,553,439
Investor Destinations Managed Growth & Income –
Investor Destinations Managed Growth –
Fund Amount Per Share
Investor Destinations Aggressive $ 2,144,691 $ 0.0650
Investor Destinations Moderately Aggressive 4,748,198 0.0533
Investor Destinations Moderate 5,875,636 0.0363
Investor Destinations Moderately Conservative 1,694,315 0.0380
Investor Destinations Conservative 1,208,958 0.0303
Investor Destinations Balanced 3,497,850 0.0531
Investor Destinations Capital Appreciation 4,688,285 0.0505
Investor Destinations Managed Growth & Income 1,299,235 0.0402
Investor Destinations Managed Growth 3,016,470 0.0408

Investor Destinations Funds - December 31, 2025 (Unaudited) - Supplemental Information - 77
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2025, the foreign tax credit for each Fund was as follows:
Fund Amount Per Share
Investor Destinations Aggressive $ 232,989 $ 0.0071
Investor Destinations Moderately Aggressive 505,725 0.0057
Investor Destinations Moderate 570,413 0.0035
Investor Destinations Moderately Conservative 124,001 0.0028
Investor Destinations Conservative 52,688 0.0013
Investor Destinations Balanced 268,420 0.0041
Investor Destinations Capital Appreciation 426,507 0.0046
Investor Destinations Managed Growth & Income 99,593 0.0031
Investor Destinations Managed Growth 288,057 0.0039

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-ID (2-26)

Annual Financial Statements
December 31, 2025
Nationwide Variable Insurance Trust
Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital Appreciation Fund
NVIT Blueprint
SM
Managed Growth & Income Fund
NVIT Blueprint
SM
Managed Growth Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may choose this option by:
- Calling 1-800-848-6331
- Logging into your account at https://www.nationwide.com/personal/investing/mutual-funds/
and choosing ‘Log in’, or by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form
N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and
N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust also makes this information available to investors on https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.
The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available:
- By calling 1-800-848-0920
- On the Fund’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the SEC’s website at http://www.sec.gov
Funds are required to disclose proxy votes using the issuer’s proxy card language and order, categorize votes by topic, and report shares voted versus shares loaned but not recalled.
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 1-800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and is not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company.
©2026 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 12
Statements of Operations 20
Statements of Changes in Net Assets 24
Financial Highlights 36
Notes to Financial Statements 45
Report of Independent Registered Public Accounting Firm 65
Supplemental Information 66

2 - Statement of Investments - December 31, 2025 - NVIT Blueprint
SM
Aggressive Fund
Investment Companies 94 .5%
Shares Value ($)
Equity Funds 85.4%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 4,568,970 48,476,776
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 946,270 10,361,653
NVIT GS International Equity
Insights Fund, Class Y(a) 2,160,543 29,750,671
NVIT GS Large Cap Equity
Fund, Class Y(a) 4,098,865 52,752,396
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,166,323 14,275,793
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 2,053,847 48,696,705
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 4,471,462 51,913,673
Total Equity Funds
(cost $223,455,189) 256,227,667
Fixed Income Funds 9.1%
Nationwide Loomis Core Bond
Fund, Class R6(a) 317,181 3,032,247
Investment Companies
Shares Value ($)
NVIT Loomis Core Bond Fund,
Class Y(a) 2,614,243 24,234,034
Total Fixed Income Funds
(cost $27,235,174) 27,266,281
Total Investment Companies
(cost $250,690,363) 283,493,948
Exchange Traded Funds 5 .5%
Equity Funds 5.5%
iShares Core MSCI EAFE ETF 20,391 1,824,179
iShares Core S&P 500 ETF 12,999 8,903,536
JPMorgan Equity Premium
Income ETF 102,765 5,882,268
Total Exchange Traded Funds
(cost $15,049,907) 16,609,983
Total Investments
(cost $265,740,270) — 100.0% 300,103,931
Liabilities in excess of other assets — 0.0%
†
(30,830)
NET ASSETS — 100.0% $ 300,073,101
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderately Aggressive Fund - December 31, 2025 - Statement of Investments - 3
Investment Companies 94 .7%
Shares Value ($)
Equity Funds 72.8%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 6,300,645 66,849,848
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,268,517 13,890,262
NVIT GS International Equity
Insights Fund, Class Y(a) 2,988,962 41,158,009
NVIT GS Large Cap Equity
Fund, Class Y(a) 5,725,716 73,689,959
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,659,591 20,313,395
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 2,863,069 67,883,359
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 6,464,973 75,058,333
Total Equity Funds
(cost $308,981,397) 358,843,165
Fixed Income Funds 21.9%
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,016,786 9,720,477
NVIT Loomis Core Bond Fund,
Class Y(a) 9,557,792 88,600,732
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 987,089 9,732,702
Total Fixed Income Funds
(cost $112,600,347) 108,053,911
Total Investment Companies
(cost $421,581,744) 466,897,076
Exchange Traded Funds 5 .3%
Equity Funds 5.3%
iShares Core MSCI EAFE ETF 17,129 1,532,360
iShares Core S&P 500 ETF 21,815 14,941,966
JPMorgan Equity Premium
Income ETF 172,645 9,882,200
Total Exchange Traded Funds
(cost $24,076,124) 26,356,526
Total Investments
(cost $445,657,868) — 100.0% 493,253,602
Liabilities in excess of other assets — 0.0%
†
(163,535)
NET ASSETS — 100.0% $ 493,090,067
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - December 31, 2025 - NVIT Blueprint
SM
Moderate Fund
Investment Companies 94 .0%
Shares Value ($)
Equity Funds 55.2%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 18,554,386 196,862,041
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,703,613 29,604,559
NVIT GS International Equity
Insights Fund, Class Y(a) 6,117,757 84,241,520
NVIT GS Large Cap Equity
Fund, Class Y(a) 17,384,733 223,741,518
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,330,514 40,765,495
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 8,301,272 196,823,158
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 19,321,775 224,325,809
Total Equity Funds
(cost $859,072,338) 996,364,100
Fixed Income Funds 38.8%
Nationwide Loomis Core Bond
Fund, Class R6(a) 4,702,659 44,957,416
NVIT Loomis Core Bond Fund,
Class Y(a) 58,914,348 546,136,002
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 10,956,053 108,026,682
Total Fixed Income Funds
(cost $753,115,316) 699,120,100
Total Investment Companies
(cost $1,612,187,654) 1,695,484,200
Exchange Traded Funds 6 .0%
Equity Funds 6.0%
iShares Core MSCI EAFE ETF 190,119 17,008,046
iShares Core S&P 500 ETF 79,876 54,710,268
JPMorgan Equity Premium
Income ETF 635,606 36,382,087
Total Exchange Traded Funds
(cost $96,420,214) 108,100,401
Total Investments
(cost $1,708,607,868) — 100.0% 1,803,584,601
Liabilities in excess of other assets — 0.0%
†
(374,863)
NET ASSETS — 100.0% $ 1,803,209,738
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderately Conservative Fund - December 31, 2025 - Statement of Investments - 5
Investment Companies 94 .1%
Shares Value ($)
Equity Funds 36.0%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 2,622,741 27,827,281
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 809,209 8,860,834
NVIT GS International Equity
Insights Fund, Class Y(a) 1,434,077 19,747,237
NVIT GS Large Cap Equity
Fund, Class Y(a) 2,741,101 35,277,967
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 478,607 5,858,156
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 1,170,885 27,761,685
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,587,421 41,649,961
Total Equity Funds
(cost $141,381,658) 166,983,121
Fixed Income Funds 58.1%
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,025,329 9,279,224
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,951,657 18,657,836
NVIT Loomis Core Bond Fund,
Class Y(a) 20,495,367 189,992,053
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,174,107 51,016,693
Total Fixed Income Funds
(cost $288,852,433) 268,945,806
Total Investment Companies
(cost $430,234,091) 435,928,927
Exchange Traded Funds 5 .9%
Equity Funds 5.9%
iShares Core MSCI EAFE ETF 47,418 4,242,014
iShares Core S&P 500 ETF 20,310 13,911,132
JPMorgan Equity Premium
Income ETF 162,254 9,287,419
Total Exchange Traded Funds
(cost $24,446,652) 27,440,565
Total Investments
(cost $454,680,743) — 100.0% 463,369,492
Liabilities in excess of other assets — 0.0%
†
(126,528)
NET ASSETS — 100.0% $ 463,242,964
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - December 31, 2025 - NVIT Blueprint
SM
Conservative Fund
Investment Companies 94 .8%
Shares Value ($)
Equity Funds 17.7%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,225,478 13,002,321
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 402,254 4,404,685
NVIT GS International Equity
Insights Fund, Class Y(a) 514,807 7,088,895
NVIT GS Large Cap Equity
Fund, Class Y(a) 1,052,594 13,546,880
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 138,964 1,700,922
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 549,429 13,026,971
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 2,110,604 24,504,109
Total Equity Funds
(cost $64,407,938) 77,274,783
Fixed Income Funds 77.1%
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,926,459 17,434,455
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,511,878 24,013,551
NVIT Loomis Core Bond Fund,
Class Y(a) 25,638,623 237,670,036
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,762,558 56,818,820
Total Fixed Income Funds
(cost $352,085,787) 335,936,862
Total Investment Companies
(cost $416,493,725) 413,211,645
Exchange Traded Funds 5 .2%
Equity Funds 5.2%
iShares Core MSCI EAFE ETF 29,482 2,637,459
iShares Core S&P 500 ETF 16,487 11,292,606
JPMorgan Equity Premium
Income ETF 151,074 8,647,476
Total Exchange Traded Funds
(cost $20,318,166) 22,577,541
Total Investments
(cost $436,811,891) — 100.0% 435,789,186
Liabilities in excess of other assets — 0.0%
†
(108,486)
NET ASSETS — 100.0% $ 435,680,700
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Balanced Fund - December 31, 2025 - Statement of Investments - 7
Investment Companies 94 .0%
Shares Value ($)
Equity Funds 44.2%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 11,273,988 119,617,017
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,697,282 29,535,234
NVIT GS International Equity
Insights Fund, Class Y(a) 4,428,495 60,980,374
NVIT GS Large Cap Equity
Fund, Class Y(a) 10,551,456 135,797,242
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,096,007 25,655,126
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 5,083,186 120,522,330
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 13,098,287 152,071,113
Total Equity Funds
(cost $551,082,328) 644,178,436
Fixed Income Funds 49.8%
Nationwide Loomis Core Bond
Fund, Class R6(a) 5,325,849 50,915,117
NVIT Loomis Core Bond Fund,
Class Y(a) 58,628,575 543,486,893
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 13,258,279 130,726,628
Total Fixed Income Funds
(cost $784,611,973) 725,128,638
Total Investment Companies
(cost $1,335,694,301) 1,369,307,074
Exchange Traded Funds 6 .0%
Equity Funds 6.0%
iShares Core MSCI EAFE ETF 153,795 13,758,501
iShares Core S&P 500 ETF 64,648 44,280,001
JPMorgan Equity Premium
Income ETF 509,961 29,190,167
Total Exchange Traded Funds
(cost $77,734,295) 87,228,669
Total Investments
(cost $1,413,428,596) — 100.0% 1,456,535,743
Liabilities in excess of other assets — 0.0%
†
(718,388)
NET ASSETS — 100.0% $ 1,455,817,355
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

8 - Statement of Investments - December 31, 2025 - NVIT Blueprint
SM
Capital Appreciation Fund
Investment Companies 94 .0%
Shares Value ($)
Equity Funds 64.3%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 24,303,929 257,864,689
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,808,019 41,697,811
NVIT GS International Equity
Insights Fund, Class Y(a) 5,445,174 74,980,047
NVIT GS Large Cap Equity
Fund, Class Y(a) 20,424,209 262,859,572
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,842,692 59,274,552
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 10,939,241 259,369,400
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 20,085,371 233,191,153
Total Equity Funds
(cost $1,035,181,448) 1,189,237,224
Fixed Income Funds 29.7%
Nationwide Loomis Core Bond
Fund, Class R6(a) 3,851,730 36,822,543
NVIT Loomis Core Bond Fund,
Class Y(a) 49,280,880 456,833,755
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,608,390 55,298,724
Total Fixed Income Funds
(cost $590,811,246) 548,955,022
Total Investment Companies
(cost $1,625,992,694) 1,738,192,246
Exchange Traded Funds 6 .0%
Equity Funds 6.0%
iShares Core MSCI EAFE ETF 194,643 17,412,763
iShares Core S&P 500 ETF 82,259 56,342,479
JPMorgan Equity Premium
Income ETF 653,424 37,401,990
Total Exchange Traded Funds
(cost $99,196,509) 111,157,232
Total Investments
(cost $1,725,189,203) — 100.0% 1,849,349,478
Liabilities in excess of other assets — 0.0%
†
(351,436)
NET ASSETS — 100.0% $ 1,848,998,042
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Managed Growth & Income Fund - December 31, 2025 - Statement of Investments - 9
Investment Companies 88 .6%
Shares Value ($)
Equity Funds 42.3%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 3,538,944 37,548,197
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 842,753 9,228,146
NVIT GS International Equity
Insights Fund, Class Y(a) 1,421,431 19,573,108
NVIT GS Large Cap Equity
Fund, Class Y(a) 3,320,750 42,738,055
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 679,340 8,315,120
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 1,580,281 37,468,470
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 4,171,701 48,433,449
Total Equity Funds
(cost $173,608,506) 203,304,545
Fixed Income Funds 46.3%
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,630,334 15,585,993
NVIT Loomis Core Bond Fund,
Class Y(a) 17,986,908 166,738,633
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,070,206 40,132,234
Total Fixed Income Funds
(cost $230,377,870) 222,456,860
Total Investment Companies
(cost $403,986,376) 425,761,405
Exchange Traded Funds 5 .6%
Equity Funds 5.6%
iShares Core MSCI EAFE ETF 47,505 4,249,797
iShares Core S&P 500 ETF 20,086 13,757,705
JPMorgan Equity Premium
Income ETF 160,057 9,161,663
Total Exchange Traded Funds
(cost $24,265,865) 27,169,165
Total Investments
(cost $428,252,241) — 94.2% 452,930,570
Other assets in excess of liabilities — 5.8% 27,837,356
NET ASSETS — 100.0% $ 480,767,926
(a) Investment in affiliate.
ETF Exchange Traded Fund
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 80 3/2026 USD 11,608,400 6,917
Russell 2000 E-Mini Index 22 3/2026 USD 2,747,800 (74,801)
S&P 500 E-Mini Index 185 3/2026 USD 63,755,625 (89,891)
S&P Midcap 400 E-Mini Index 10 3/2026 USD 3,325,200 (51,448)
Net contracts (209,223)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - December 31, 2025 - NVIT Blueprint
SM
Managed Growth Fund
Investment Companies 87 .5%
Shares Value ($)
Equity Funds 52.0%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 10,242,457 108,672,468
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,467,566 16,069,852
NVIT GS International Equity
Insights Fund, Class Y(a) 3,444,258 47,427,432
NVIT GS Large Cap Equity
Fund, Class Y(a) 9,629,421 123,930,644
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,891,071 23,146,709
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 4,545,137 107,765,205
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 10,823,299 125,658,507
Total Equity Funds
(cost $473,610,969) 552,670,817
Fixed Income Funds 35.5%
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,535,044 24,235,019
NVIT Loomis Core Bond Fund,
Class Y(a) 31,843,839 295,192,388
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,906,467 58,237,769
Total Fixed Income Funds
(cost $388,581,238) 377,665,176
Total Investment Companies
(cost $862,192,207) 930,335,993
Exchange Traded Funds 5 .6%
Equity Funds 5.6%
iShares Core MSCI EAFE ETF 103,606 9,268,593
iShares Core S&P 500 ETF 43,829 30,020,235
JPMorgan Equity Premium
Income ETF 349,488 20,004,693
Total Exchange Traded Funds
(cost $52,887,997) 59,293,521
Total Investments
(cost $915,080,204) — 93.1% 989,629,514
Other assets in excess of liabilities — 6.9% 73,023,216
NET ASSETS — 100.0% $ 1,062,652,730
(a) Investment in affiliate.
ETF Exchange Traded Fund
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 190 3/2026 USD 27,569,950 42,724
Russell 2000 E-Mini Index 67 3/2026 USD 8,368,300 (243,054)
S&P 500 E-Mini Index 552 3/2026 USD 190,233,000 133,653
S&P Midcap 400 E-Mini Index 31 3/2026 USD 10,308,120 (153,587)
Net contracts (220,264)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

12 - Statements of Assets and Liabilities - December 31, 2025 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 283,493,948
Investment securities of unaffiliated issuers, at value 16,609,983
Cash 82,957
Interest and dividends receivable 43,930
Receivable for investments sold —
Receivable for capital shares issued 48,403
Prepaid expenses 331
Total Assets 300,279,552
Liabilities:
Payable for investments purchased 17,694
Payable for capital shares redeemed 81,177
Cash overdraft (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 25,275
Fund administration fees 17,078
Distribution fees 14,060
Administrative servicing fees 35,763
Accounting and transfer agent fees 441
Trustee fees 17
Custodian fees 854
Compliance program costs (Note 3) 319
Professional fees 8,171
Printing fees 5,206
Other 396
Total Liabilities 206,451
Net Assets $ 300,073,101
Cost of investment securities of affiliated issuers 250,690,363
Cost of investment securities of unaffiliated issuers 15,049,907
Represented by:
Capital $ 222,515,980
Total distributable earnings (loss) 77,557,121
Net Assets $ 300,073,101

Blueprint Funds - December 31, 2025 - Statements of Assets and Liabilities - 13
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 466,897,076 $ 1,695,484,200 $ 435,928,927 $ 413,211,645 $ 1,369,307,074
26,356,526 108,100,401 27,440,565 22,577,541 87,228,669
— — — 162 337
73,759 271,597 69,332 64,543 217,909
509,912 437,345 200,108 64,285 835,249
32,149 33,602 — 147 7,101
438 926 136 178 675
493,869,860 1,804,328,071 463,639,068 435,918,501 1,457,597,014
— — — — —
591,304 246,819 151,202 64,432 1,266,177
16,168 249,698 62,478 — —
42,065 151,394 39,544 37,021 124,150
20,764 45,415 20,223 19,694 38,841
27,027 133,599 34,937 32,564 109,007
62,979 240,739 62,567 58,004 194,227
720 2,590 719 706 2,090
8 26 79 16 100
1,726 6,123 1,881 2,516 5,194
534 1,970 511 480 1,591
9,146 16,121 9,645 9,648 15,009
5,985 13,776 8,795 8,667 14,281
1,367 10,063 3,523 4,053 8,992
779,793 1,118,333 396,104 237,801 1,779,659
$ 493,090,067 $ 1,803,209,738 $ 463,242,964 $ 435,680,700 $ 1,455,817,355
421,581,744 1,612,187,654 430,234,091 416,493,725 1,335,694,301
24,076,124 96,420,214 24,446,652 20,318,166 77,734,295
$ 369,337,009 $ 1,477,055,618 $ 419,939,388 $ 437,501,860 $ 1,259,659,384
123,753,058 326,154,120 43,303,576 (1,821,160) 196,157,971
$ 493,090,067 $ 1,803,209,738 $ 463,242,964 $ 435,680,700 $ 1,455,817,355

14 - Statements of Assets and Liabilities - December 31, 2025 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Net Assets:
Class I Shares $ 103,239,755
Class II Shares 185,239,035
Class Y Shares 11,594,311
Total $ 300,073,101
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 6,183,215
Class II Shares 11,176,658
Class Y Shares 649,768
Total 18,009,641
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 16 .70
Class II Shares $ 16 .57
Class Y Shares $ 17 .84

Blueprint Funds - December 31, 2025 - Statements of Assets and Liabilities - 15
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 136,975,978 $ 63,574,702 $ 8,453,049 $ 10,348,111 $ 33,546,574
351,779,465 1,737,391,068 454,783,548 424,763,209 1,420,441,752
4,334,624 2,243,968 6,367 569,380 1,829,029
$ 493,090,067 $ 1,803,209,738 $ 463,242,964 $ 435,680,700 $ 1,455,817,355
10,329,806 4,720,540 658,925 868,036 2,493,867
26,695,384 129,932,667 35,628,848 35,790,264 106,857,519
304,233 155,036 470 46,602 128,618
37,329,423 134,808,243 36,288,243 36,704,902 109,480,004
$ 13 .26 $ 13 .47 $ 12 .83 $ 11 .92 $ 13 .45
$ 13 .18 $ 13 .37 $ 12 .76 $ 11 .87 $ 13 .29
$ 14 .25 $ 14 .47 $ 13 .55 $ 12 .22 $ 14 .22

16 - Statements of Assets and Liabilities - December 31, 2025 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 1,738,192,246
Investment securities of unaffiliated issuers, at value 111,157,232
Cash —
Deposits with broker for futures contracts —
Interest and dividends receivable 279,210
Receivable for investments sold 383,589
Receivable for capital shares issued 309
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 969
Total Assets 1,850,013,555
Liabilities:
Payable for capital shares redeemed 272,409
Payable for variation margin on futures contracts —
Cash overdraft (Note 2) 111,083
Accrued expenses and other payables:
Investment advisory fees 154,875
Fund administration fees 46,261
Distribution fees 136,903
Administrative servicing fees 245,722
Accounting and transfer agent fees 2,623
Trustee fees 66
Custodian fees 6,519
Compliance program costs (Note 3) 2,022
Professional fees 15,493
Printing fees 11,639
Other 9,898
Total Liabilities 1,015,513
Commitments and contingencies (Note 3) —
Net Assets $ 1,848,998,042
Cost of investment securities of affiliated issuers 1,625,992,694
Cost of investment securities of unaffiliated issuers 99,196,509
Represented by:
Capital $ 1,440,120,362
Total distributable earnings (loss) 408,877,680
Net Assets $ 1,848,998,042

Blueprint Funds - December 31, 2025 - Statements of Assets and Liabilities - 17
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 425,761,405 $ 930,335,993
27,169,165 59,293,521
23,149,778 59,138,251
5,349,856 15,761,255
123,462 277,974
90,391 413,064
— 4
67,929 171,281
282 777
481,712,268 1,065,392,120
68,743 393,385
602,758 1,765,525
— —
90,370 200,103
20,235 31,219
77,149 179,957
61,426 135,546
665 1,496
41 100
1,975 3,737
503 1,163
9,601 12,675
8,253 8,988
2,623 5,496
944,342 2,739,390
— —
$ 480,767,926 $ 1,062,652,730
403,986,376 862,192,207
24,265,865 52,887,997
$ 429,748,356 $ 896,612,962
51,019,570 166,039,768
$ 480,767,926 $ 1,062,652,730

18 - Statements of Assets and Liabilities - December 31, 2025 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
Net Assets:
Class I Shares $ 63,743,636
Class II Shares 1,780,888,808
Class Y Shares 4,365,598
Total $ 1,848,998,042
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 4,737,732
Class II Shares 133,039,485
Class Y Shares 298,993
Total 138,076,210
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 13 .45
Class II Shares $ 13 .39
Class Y Shares $ 14 .60

Blueprint Funds - December 31, 2025 - Statements of Assets and Liabilities - 19
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 29,342,200 $ 11,506,882
451,425,726 1,051,145,848
— —
$ 480,767,926 $ 1,062,652,730
2,089,335 777,457
32,514,997 71,917,765
— —
34,604,332 72,695,222
$ 14 .04 $ 14 .80
$ 13 .88 $ 14 .62
$ — $ —

20 - Statements of Operations - For the Year Ended December 31, 2025 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 6,022,319
Dividend income from unaffiliated issuers 514,090
Interest income (unaffiliated) 358
Total Income 6,536,767
EXPENSES:
Investment advisory fees 536,644
Fund administration fees 105,981
Distribution fees Class II Shares 425,246
Administrative servicing fees Class I Shares 137,516
Administrative servicing fees Class II Shares 255,149
Professional fees 21,045
Printing fees 1,450
Trustee fees 10,458
Custodian fees 4,244
Accounting and transfer agent fees 1,766
Compliance program costs (Note 3) 1,185
Other 2,426
Total expenses before fees waived 1,503,110
Distribution fees waived - Class II (Note 3) (272,160)
Investment advisory fees waived (Note 3) (268,317)
Net Expenses 962,633
NET INVESTMENT INCOME 5,574,134
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 30,216,464
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 12,831,504
Transactions in investment securities of unaffiliated issuers 7,680
Net realized gains (losses) 43,055,648
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (4,049,359)
Investment securities of unaffiliated issuers 1,643,840
Net change in unrealized appreciation/depreciation (2,405,519)
Net realized/unrealized gains (losses) 40,650,129
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 46,224,263

Blueprint Funds - For the Year Ended December 31, 2025 - Statements of Operations - 21
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 11,711,532 $ 49,739,017 $ 15,185,333 $ 16,635,824 $ 44,913,523
837,753 3,622,641 937,580 828,764 2,944,228
161 494 179 256 494
12,549,446 53,362,152 16,123,092 17,464,844 47,858,245
939,261 3,583,580 938,433 906,384 2,942,319
149,401 437,883 149,320 145,867 365,453
851,393 4,363,375 1,153,378 1,108,797 3,598,866
189,710 90,709 11,782 14,058 45,902
510,838 2,618,038 692,030 665,282 2,159,330
27,420 67,022 27,324 27,119 56,171
7,560 37,191 10,637 10,262 32,848
18,255 69,873 18,150 17,368 56,860
7,120 14,936 2,949 3,730 11,008
2,889 10,026 2,880 2,825 8,332
2,076 7,994 2,082 2,007 6,509
4,277 18,447 4,827 4,675 15,158
2,710,200 11,319,074 3,013,792 2,908,374 9,298,756
(544,897) (2,792,591) (738,170) (709,638) (2,303,299)
(469,622) (1,807,115) (469,208) (453,184) (1,471,282)
1,695,681 6,719,368 1,806,414 1,745,552 5,524,175
10,853,765 46,642,784 14,316,678 15,719,292 42,334,070
44,041,050 129,535,205 20,461,008 9,095,233 82,391,500
23,448,400 64,494,238 5,005,793 (3,510,777) 40,470,833
46,786 504,977 168,851 186,082 401,746
67,536,236 194,534,420 25,635,652 5,770,538 123,264,079
(8,916,801) (25,149,561) 6,462,867 13,851,430 (2,772,183)
2,360,524 12,577,969 3,222,346 2,388,050 10,223,582
(6,556,277) (12,571,592) 9,685,213 16,239,480 7,451,399
60,979,959 181,962,828 35,320,865 22,010,018 130,715,478
$ 71,833,724 $ 228,605,612 $ 49,637,543 $ 37,729,310 $ 173,049,548

22 - Statements of Operations - For the Year Ended December 31, 2025 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 46,319,506
Dividend income from unaffiliated issuers 3,697,232
Interest income (unaffiliated) 616
Total Income 50,017,354
EXPENSES:
Investment advisory fees 3,645,434
Fund administration fees 444,894
Distribution fees Class II Shares 4,445,106
Administrative servicing fees Class I Shares 87,764
Administrative servicing fees Class II Shares 2,667,077
Professional fees 69,282
Printing fees 35,980
Trustee fees 71,261
Custodian fees 12,066
Accounting and transfer agent fees 10,183
Compliance program costs (Note 3) 8,137
Other 18,630
Total expenses before fees waived and expenses reimbursed 11,515,814
Distribution fees waived - Class II (Note 3) (2,844,899)
Investment advisory fees waived (Note 3) (1,839,669)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 6,831,246
NET INVESTMENT INCOME 43,186,108
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 154,576,821
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 99,444,965
Transactions in investment securities of unaffiliated issuers 518,054
Expiration or closing of futures contracts (Note 2) —
Net realized gains (losses) 254,539,840
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (52,967,833)
Investment securities of unaffiliated issuers 12,862,351
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation (40,105,482)
Net realized/unrealized gains (losses) 214,434,358
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 257,620,466

Blueprint Funds - For the Year Ended December 31, 2025 - Statements of Operations - 23
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 13,641,446 $ 27,417,032
981,606 1,915,876
822,695 2,099,720
15,445,747 31,432,628
1,018,747 2,363,884
145,902 277,784
1,129,168 2,659,570
17,098 15,993
677,504 1,595,750
27,102 46,019
8,556 22,802
17,982 41,558
5,265 10,985
2,694 5,945
2,039 4,758
4,601 11,162
3,056,658 7,056,210
(225,840) (531,930)
— —
(768,874) (2,030,635)
2,061,944 4,493,645
13,383,803 26,938,983
24,986,354 72,641,279
10,518,648 37,121,364
143,021 389,197
(11,522,065) (30,324,995)
24,125,958 79,826,845
(209,147) (15,589,107)
3,124,061 6,909,447
142,564 3,453,435
3,057,478 (5,226,225)
27,183,436 74,600,620
$ 40,567,239 $ 101,539,603

The accompanying notes are an integral part of these financial statements.
24 - Statements of Changes in Net Assets - December 31, 2025 - Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 5,574,134 $ 2,360,446
Net realized gains 43,055,648 1,849,365
Net change in unrealized appreciation/depreciation (2,405,519) 27,944,697
Change in net assets resulting from operations 46,224,263 32,154,508
Distributions to Shareholders From:
Distributable earnings:
Class I (553,821) (808,709)
Class II (1,051,621) (1,577,089)
Class Y (44,350) (15,367)
Change in net assets from shareholder distributions (1,649,792) (2,401,165)
Change in net assets from capital transactions 8,864,109 9,915,445
Change in net assets 53,438,580 39,668,788
Net Assets:
Beginning of year 246,634,521 206,965,733
End of year $ 300,073,101 $ 246,634,521
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 8,609,553 $ 8,006,844
Dividends reinvested 553,821 808,709
Cost of shares redeemed (5,199,167) (4,646,505)
Total Class I Shares 3,964,207 4,169,048
Class II Shares
Proceeds from shares issued 24,229,522 24,903,859
Dividends reinvested 1,051,621 1,577,089
Cost of shares redeemed (27,563,885) (23,926,923)
Total Class II Shares (2,282,742) 2,554,025
Class Y Shares
Proceeds from shares issued 7,501,450 3,768,856
Dividends reinvested 44,350 15,367
Cost of shares redeemed (363,156) (591,851)
Total Class Y Shares 7,182,644 3,192,372
Change in net assets from capital transactions $ 8,864,109 $ 9,915,445

Blueprint Funds - December 31, 2025 - Statements of Changes in Net Assets - 25
NVIT Blueprint
SM
Moderately Aggressive
Fund NVIT Blueprint
SM
Moderate Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 10,853,765 $ 5,975,818 $ 46,642,784 $ 32,692,214
67,536,236 8,721,885 194,534,420 37,419,283
(6,556,277) 43,153,987 (12,571,592) 131,979,117
71,833,724 57,851,690 228,605,612 202,090,614
(2,288,216) (1,887,059) (1,301,152) (763,880)
(6,070,350) (5,637,243) (37,124,605) (25,026,449)
(51,378) (4,470) (31,960) (2,195)
(8,409,944) (7,528,772) (38,457,717) (25,792,524)
(30,990,079) (21,268,286) (238,844,863) (260,230,813)
32,433,701 29,054,632 (48,696,968) (83,932,723)
460,656,366 431,601,734 1,851,906,706 1,935,839,429
$ 493,090,067 $ 460,656,366 $ 1,803,209,738 $ 1,851,906,706
$ 5,715,365 $ 5,215,584 $ 2,691,883 $ 3,283,964
2,288,216 1,887,059 1,301,152 763,880
(7,050,218) (8,243,179) (4,941,199) (6,297,251)
953,363 (1,140,536) (948,164) (2,249,407)
11,289,911 17,095,592 2,633,116 1,878,757
6,070,350 5,637,243 37,124,605 25,026,449
(52,276,576) (43,871,999) (278,977,721) (285,655,382)
(34,916,315) (21,139,164) (239,220,000) (258,750,176)
3,832,496 1,405,916 1,645,082 782,776
51,378 4,470 31,960 2,195
(911,001) (398,972) (353,741) (16,201)
2,972,873 1,011,414 1,323,301 768,770
$ (30,990,079) $ (21,268,286) $ (238,844,863) $ (260,230,813)

The accompanying notes are an integral part of these financial statements.
26 - Statements of Changes in Net Assets - December 31, 2025 - Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued 560,350 589,734
Reinvested 34,657 58,687
Redeemed (341,004) (345,181)
Total Class I Shares 254,003 303,240
Class II Shares
Issued 1,575,845 1,843,213
Reinvested 66,265 115,200
Redeemed (1,799,742) (1,767,642)
Total Class II Shares (157,632) 190,771
Class Y Shares
Issued 456,697 252,390
Reinvested 2,598 1,046
Redeemed (22,969) (41,493)
Total Class Y Shares 436,326 211,943
Total change in shares 532,697 705,954

Blueprint Funds - December 31, 2025 - Statements of Changes in Net Assets - 27
NVIT Blueprint
SM
Moderately Aggressive
Fund NVIT Blueprint
SM
Moderate Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
469,191 464,794 213,062 280,655
179,327 166,114 99,629 63,657
(571,060) (747,336) (386,547) (555,635)
77,458 (116,428) (73,856) (211,323)
921,354 1,548,164 206,693 158,563
478,734 498,871 2,862,344 2,097,774
(4,311,048) (3,917,374) (22,146,475) (24,421,570)
(2,910,960) (1,870,339) (19,077,438) (22,165,233)
289,169 113,539 118,371 59,830
3,750 367 2,278 171
(70,379) (34,035) (25,288) (1,267)
222,540 79,871 95,361 58,734
(2,610,962) (1,906,896) (19,055,933) (22,317,822)

The accompanying notes are an integral part of these financial statements.
28 - Statements of Changes in Net Assets - December 31, 2025 - Blueprint Funds
NVIT Blueprint
SM
Moderately Conservative
Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 14,316,678 $ 11,114,001
Net realized gains (losses) 25,635,652 4,916,380
Net change in unrealized appreciation/depreciation 9,685,213 22,316,704
Change in net assets resulting from operations 49,637,543 38,347,085
Distributions to Shareholders From:
Distributable earnings:
Class I (106,072) (9,084)
Class II (5,768,197) (624,239)
Class Y (73) (7)
Change in net assets from shareholder distributions (5,874,342) (633,330)
Change in net assets from capital transactions (61,879,037) (80,868,995)
Change in net assets (18,115,836) (43,155,240)
Net Assets:
Beginning of year 481,358,800 524,514,040
End of year $ 463,242,964 $ 481,358,800
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,494,916 $ 2,221,156
Dividends reinvested 106,072 9,084
Cost of shares redeemed (1,341,942) (2,363,951)
Total Class I Shares 259,046 (133,711)
Class II Shares
Proceeds from shares issued 8,647,729 4,739,816
Dividends reinvested 5,768,197 624,239
Cost of shares redeemed (76,554,082) (86,099,346)
Total Class II Shares (62,138,156) (80,735,291)
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested 73 7
Cost of shares redeemed — —
Total Class Y Shares 73 7
Change in net assets from capital transactions $ (61,879,037) $ (80,868,995)

Blueprint Funds - December 31, 2025 - Statements of Changes in Net Assets - 29
NVIT Blueprint
SM
Conservative Fund NVIT Blueprint
SM
Balanced Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 15,719,292 $ 13,191,044 $ 42,334,070 $ 31,270,647
5,770,538 (4,044,549) 123,264,079 25,487,086
16,239,480 16,159,969 7,451,399 84,482,618
37,729,310 25,306,464 173,049,548 141,240,351
— — (587,886) (228,714)
— — (26,957,008) (12,626,477)
— — (23,823) (680)
— — (27,568,717) (12,855,871)
(67,194,897) (82,271,030) (201,422,674) (235,407,806)
(29,465,587) (56,964,566) (55,941,843) (107,023,326)
465,146,287 522,110,853 1,511,759,198 1,618,782,524
$ 435,680,700 $ 465,146,287 $ 1,455,817,355 $ 1,511,759,198
$ 3,553,017 $ 1,267,158 $ 5,123,373 $ 3,658,780
— — 587,886 228,714
(2,158,578) (1,159,237) (4,243,267) (4,124,631)
1,394,439 107,921 1,467,992 (237,137)
32,627,655 38,068,609 4,023,414 5,220,248
— — 26,957,008 12,626,477
(101,637,642) (120,556,421) (235,028,998) (253,551,475)
(69,009,987) (82,487,812) (204,048,576) (235,704,750)
476,358 125,731 1,164,175 542,170
— — 23,823 680
(55,707) (16,870) (30,088) (8,769)
420,651 108,861 1,157,910 534,081
$ (67,194,897) $ (82,271,030) $ (201,422,674) $ (235,407,806)

The accompanying notes are an integral part of these financial statements.
30 - Statements of Changes in Net Assets - December 31, 2025 - Blueprint Funds
NVIT Blueprint
SM
Moderately Conservative
Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued 123,369 196,156
Reinvested 8,465 774
Redeemed (110,208) (207,994)
Total Class I Shares 21,626 (11,064)
Class II Shares
Issued 691,123 410,227
Reinvested 462,566 53,445
Redeemed (6,288,879) (7,603,884)
Total Class II Shares (5,135,190) (7,140,212)
Class Y Shares
Issued — —
Reinvested 6 1
Redeemed — —
Total Class Y Shares 6 1
Total change in shares (5,113,558) (7,151,275)

Blueprint Funds - December 31, 2025 - Statements of Changes in Net Assets - 31
NVIT Blueprint
SM
Conservative Fund NVIT Blueprint
SM
Balanced Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
315,075 118,588 400,584 307,224
— — 44,911 18,809
(190,990) (109,241) (333,000) (351,377)
124,085 9,347 112,495 (25,344)
2,885,071 3,563,877 316,072 445,845
— — 2,083,231 1,049,583
(8,937,833) (11,231,118) (18,684,269) (21,605,734)
(6,052,762) (7,667,241) (16,284,966) (20,110,306)
40,382 11,486 86,829 41,986
— — 1,723 53
(4,778) (1,524) (2,239) (672)
35,604 9,962 86,313 41,367
(5,893,073) (7,647,932) (16,086,158) (20,094,283)

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - December 31, 2025 - Blueprint Funds
NVIT Blueprint
SM
Capital Appreciation Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 43,186,108 $ 28,078,514
Net realized gains 254,539,840 46,889,955
Net change in unrealized appreciation/depreciation (40,105,482) 153,654,345
Change in net assets resulting from operations 257,620,466 228,622,814
Distributions to Shareholders From:
Distributable earnings:
Class I (1,532,544) (502,392)
Class II (45,466,724) (17,439,080)
Class Y (85,218) (13,245)
Change in net assets from shareholder distributions (47,084,486) (17,954,717)
Change in net assets from capital transactions (223,709,021) (288,342,489)
Change in net assets (13,173,041) (77,674,392)
Net Assets:
Beginning of year 1,862,171,083 1,939,845,475
End of year $ 1,848,998,042 $ 1,862,171,083
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 3,682,519 $ 3,890,930
Dividends reinvested 1,532,544 502,392
Cost of shares redeemed (3,353,823) (3,602,669)
Total Class I Shares 1,861,240 790,653
Class II Shares
Proceeds from shares issued 6,194,544 1,306,127
Dividends reinvested 45,466,724 17,439,080
Cost of shares redeemed (279,144,172) (308,910,340)
Total Class II Shares (227,482,904) (290,165,133)
Class Y Shares
Proceeds from shares issued 1,920,326 1,073,894
Dividends reinvested 85,218 13,245
Cost of shares redeemed (92,901) (55,148)
Total Class Y Shares 1,912,643 1,031,991
Change in net assets from capital transactions $ (223,709,021) $ (288,342,489)

Blueprint Funds - December 31, 2025 - Statements of Changes in Net Assets - 33
NVIT Blueprint
SM
Managed Growth & Income
Fund NVIT Blueprint
SM
Managed Growth Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 13,383,803 $ 10,099,320 $ 26,938,983 $ 20,795,211
24,125,958 8,885,410 79,826,845 36,911,883
3,057,478 23,611,275 (5,226,225) 66,044,974
40,567,239 42,596,005 101,539,603 123,752,068
(11,262) — (198,229) —
(550,123) — (19,675,952) —
— — — —
(561,385) — (19,874,181) —
(38,606,954) (62,973,044) (141,759,159) (165,463,556)
1,398,900 (20,377,039) (60,093,737) (41,711,488)
479,369,026 499,746,065 1,122,746,467 1,164,457,955
$ 480,767,926 $ 479,369,026 $ 1,062,652,730 $ 1,122,746,467
$ 20,638,144 $ 1,905,795 $ 1,074,506 $ 1,315,119
11,262 — 198,229 —
(1,025,850) (783,261) (1,153,704) (629,144)
19,623,556 1,122,534 119,031 685,975
6,715,839 3,946,351 7,405,152 5,658,876
550,123 — 19,675,952 —
(65,496,472) (68,041,929) (168,959,294) (171,808,407)
(58,230,510) (64,095,578) (141,878,190) (166,149,531)
— — — —
— — — —
— — — —
— — — —
$ (38,606,954) $ (62,973,044) $ (141,759,159) $ (165,463,556)

The accompanying notes are an integral part of these financial statements.
34 - Statements of Changes in Net Assets - December 31, 2025 - Blueprint Funds
NVIT Blueprint
SM
Capital Appreciation Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued 292,525 335,027
Reinvested 117,888 42,540
Redeemed (268,018) (313,654)
Total Class I Shares 142,395 63,913
Class II Shares
Issued 488,388 115,961
Reinvested 3,513,657 1,481,655
Redeemed (22,172,996) (26,813,317)
Total Class II Shares (18,170,951) (25,215,701)
Class Y Shares
Issued 140,473 83,254
Reinvested 6,044 1,037
Redeemed (6,872) (4,337)
Total Class Y Shares 139,645 79,954
Total change in shares (17,888,911) (25,071,834)

Blueprint Funds - December 31, 2025 - Statements of Changes in Net Assets - 35
NVIT Blueprint
SM
Managed Growth & Income
Fund NVIT Blueprint
SM
Managed Growth Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
1,492,979 154,306 77,045 99,763
825 — 13,882 —
(76,576) (63,120) (83,237) (48,104)
1,417,228 91,186 7,690 51,659
511,407 322,355 535,689 424,004
40,750 — 1,394,469 —
(5,007,892) (5,454,469) (12,210,083) (13,136,432)
(4,455,735) (5,132,114) (10,279,925) (12,712,428)
— — — —
— — — —
— — — —
— — — —
(3,038,507) (5,040,928) (10,272,235) (12,660,769)

36 - Financial Highlights - December 31, 2025 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
(f)(g)
Portfolio
Turnover(b)(h)
Class I Shares
12/31/2025 $ 14.16 $ 0.32 $ 2.31 $ 2.63 $ — $ (0.09) $ (0.09) $ 16.70 18.61%(i) $ 103,240 0.31% 2.12% 0.41% 50.75%
12/31/2024 12.39 0.15 1.76 1.91 — (0.14) (0.14) 14.16 15.44% 83,955 0.31% 1.08% 0.41% 23.66%
12/31/2023 11.01 0.52 1.60 2.12 — (0.74) (0.74) 12.39 19.74% 69,681 0.32% 4.48% 0.42% 9.76%
12/31/2022 13.04 0.29 (2.28) (1.99) — (0.04) (0.04) 11.01 (15.23)% 45,599 0.32% 2.52% 0.42% 9.84%
12/31/2021 10.87 0.17 2.02 2.19 (0.02) — (0.02) 13.04 20.19% 48,630 0.33% 1.40% 0.43% 16.53%
Class II Shares
12/31/2025 14.07 0.30 2.29 2.59 — (0.09) (0.09) 16.57 18.45% 185,239 0.40% 2.01% 0.66% 50.75%
12/31/2024 12.32 0.13 1.76 1.89 — (0.14) (0.14) 14.07 15.37% 159,456 0.40% 0.98% 0.66% 23.66%
12/31/2023 10.97 0.48 1.61 2.09 — (0.74) (0.74) 12.32 19.54% 137,265 0.41% 4.12% 0.67% 9.76%
12/31/2022 12.99 0.28 (2.26) (1.98) — (0.04) (0.04) 10.97 (15.22)% 116,771 0.41% 2.42% 0.67% 9.84%
12/31/2021 10.83 0.16 2.02 2.18 (0.02) — (0.02) 12.99 20.10% 128,857 0.42% 1.35% 0.68% 16.53%
Class Y Shares
12/31/2025 15.10 0.50 2.33 2.83 — (0.09) (0.09) 17.84 18.78% 11,594 0.15% 3.02% 0.25% 50.75%
12/31/2024 13.17 0.38 1.69 2.07 — (0.14) (0.14) 15.10 15.74%(i) 3,224 0.16% 2.54% 0.26% 23.66%
12/31/2023(j) 12.29 0.48 0.40 0.88 — — — 13.17 7.16%(i) 20 0.18% 12.75% 0.26% 9.76%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor for the years 2023 and 2022.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(i) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(j) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - December 31, 2025 - Financial Highlights - 37
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
(f)(g)
Portfolio
Turnover(b)(h)
Class I Shares
12/31/2025 $ 11.58 $ 0.30 $ 1.60 $ 1.90 $ — $ (0.22) $ (0.22) $ 13.26 16.51% $ 136,976 0.30% 2.42% 0.40% 47.96%
12/31/2024 10.35 0.16 1.26 1.42 — (0.19) (0.19) 11.58 13.74% 118,690 0.29% 1.41% 0.39% 21.97%
12/31/2023 9.36 0.40 1.24 1.64 — (0.65) (0.65) 10.35 18.07% 107,285 0.30% 4.09% 0.40% 13.04%
12/31/2022 11.23 0.24 (1.93) (1.69) — (0.18) (0.18) 9.36 (15.01)% 89,199 0.30% 2.47% 0.40% 7.97%
12/31/2021 9.53 0.15 1.58 1.73 (0.03) — (0.03) 11.23 18.12% 103,327 0.30% 1.45% 0.40% 14.74%
Class II Shares
12/31/2025 11.52 0.28 1.60 1.88 — (0.22) (0.22) 13.18 16.43% 351,779 0.39% 2.26% 0.65% 47.96%
12/31/2024 10.30 0.14 1.27 1.41 — (0.19) (0.19) 11.52 13.71% 340,953 0.38% 1.28% 0.64% 21.97%
12/31/2023 9.33 0.38 1.24 1.62 — (0.65) (0.65) 10.30 17.90% 324,297 0.39% 3.90% 0.65% 13.04%
12/31/2022 11.21 0.23 (1.93) (1.70) — (0.18) (0.18) 9.33 (15.13)% 300,110 0.39% 2.34% 0.65% 7.97%
12/31/2021 9.51 0.14 1.58 1.72 (0.02) — (0.02) 11.21 18.06% 370,583 0.39% 1.31% 0.65% 14.74%
Class Y Shares
12/31/2025 12.41 0.44 1.62 2.06 — (0.22) (0.22) 14.25 16.70% 4,335 0.15% 3.32% 0.25% 47.96%
12/31/2024 11.07 0.44 1.09 1.53 — (0.19) (0.19) 12.41 13.84%(i) 1,013 0.14% 3.57% 0.24% 21.97%
12/31/2023(j) 10.33 0.40 0.34 0.74 — — — 11.07 7.16%(i) 20 0.15% 12.52% 0.23% 13.04%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor for the year 2023.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(i) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(j) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

38 - Financial Highlights - December 31, 2025 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
hh
NVIT Blueprint
SM
Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2025 $ 12.11 $ 0.35 $ 1.29 $ 1.64 $ — $ (0.28) $ (0.28) $ 13.47 13.60% $ 63,575 0.28% 2.74% 0.38% 40.03%
12/31/2024 11.04 0.22 1.01 1.23 — (0.16) (0.16) 12.11 11.18% 58,047 0.28% 1.89% 0.38% 17.01%
12/31/2023 10.26 0.42 1.07 1.49 — (0.71) (0.71) 11.04 14.95% 55,277 0.28% 3.96% 0.38% 10.09%
12/31/2022 12.32 0.27 (2.00) (1.73) — (0.33) (0.33) 10.26 (14.08)% 48,288 0.29% 2.50% 0.39% 15.72%
12/31/2021 10.87 0.18 1.30 1.48 (0.03) — (0.03) 12.32 13.64% 56,500 0.28% 1.50% 0.38% 9.16%
Class II Shares
12/31/2025 12.03 0.32 1.30 1.62 — (0.28) (0.28) 13.37 13.52% 1,737,391 0.37% 2.57% 0.63% 40.03%
12/31/2024 10.99 0.20 1.00 1.20 — (0.16) (0.16) 12.03 10.96% 1,793,086 0.37% 1.69% 0.63% 17.01%
12/31/2023 10.22 0.40 1.08 1.48 — (0.71) (0.71) 10.99 14.92% 1,880,551 0.37% 3.71% 0.63% 10.09%
12/31/2022 12.29 0.25 (1.99) (1.74) — (0.33) (0.33) 10.22 (14.20)%(h) 1,845,598 0.38% 2.32% 0.64% 15.72%
12/31/2021 10.84 0.15 1.32 1.47 (0.02) — (0.02) 12.29 13.56%(h) 2,380,436 0.37% 1.32% 0.63% 9.16%
Class Y Shares
12/31/2025 12.97 0.54 1.24 1.78 — (0.28) (0.28) 14.47 13.77% 2,244 0.13% 3.94% 0.23% 40.03%
12/31/2024 11.80 0.46 0.87 1.33 — (0.16) (0.16) 12.97 11.31% 774 0.13% 3.58% 0.23% 17.01%
12/31/2023(i) 11.09 0.41 0.30 0.71 — — — 11.80 6.40% 11 0.15% 11.96% 0.23% 10.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - December 31, 2025 - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2025 $ 11.67 $ 0.40 $ 0.92 $ 1.32 $ — $ (0.16) $ (0.16) $ 12.83 11.32% $ 8,453 0.30% 3.31% 0.40% 26.08%
12/31/2024 10.84 0.28 0.56 0.84 — (0.01) (0.01) 11.67 7.79% 7,439 0.29% 2.44% 0.39% 13.64%
12/31/2023 10.20 0.42 0.76 1.18 — (0.54) (0.54) 10.84 11.88% 7,026 0.29% 3.99% 0.39% 8.69%
12/31/2022 12.07 0.27 (1.84) (1.57) — (0.30) (0.30) 10.20 (13.05)% 6,282 0.30% 2.52% 0.40% 17.97%
12/31/2021 11.08 0.18 0.84 1.02 (0.03) — (0.03) 12.07 9.23% 6,691 0.30% 1.56% 0.40% 9.22%
Class II Shares
12/31/2025 11.63 0.37 0.92 1.29 — (0.16) (0.16) 12.76 11.10% 454,784 0.39% 3.05% 0.65% 26.08%
12/31/2024 10.80 0.25 0.59 0.84 — (0.01) (0.01) 11.63 7.82% 473,914 0.38% 2.18% 0.64% 13.64%
12/31/2023 10.18 0.37 0.79 1.16 — (0.54) (0.54) 10.80 11.70% 517,483 0.38% 3.54% 0.64% 8.69%
12/31/2022 12.06 0.24 (1.82) (1.58) — (0.30) (0.30) 10.18 (13.14)%(h) 542,585 0.39% 2.26% 0.65% 17.97%
12/31/2021 11.07 0.16 0.85 1.01 (0.02) — (0.02) 12.06 9.12%(h) 696,957 0.39% 1.38% 0.65% 9.22%
Class Y Shares
12/31/2025 12.31 0.44 0.96 1.40 — (0.16) (0.16) 13.55 11.38%(h) 6 0.12% 3.44% 0.24% 26.08%
12/31/2024 11.42 0.31 0.59 0.90 — (0.01) (0.01) 12.31 7.92%(h) 6 0.13% 2.59% 0.23% 13.64%
12/31/2023(i) 10.79 0.42 0.21 0.63 — — — 11.42 5.84%(h) 5 0.15% 12.75% 0.22% 8.69%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

40 - Financial Highlights - December 31, 2025 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2025 $ 10.96 $ 0.43 $ 0.53 $ 0.96 $ — $ — $ — $ 11.92 8.76% $ 10,348 0.30% 3.80% 0.40% 22.73%
12/31/2024 10.42 0.32 0.22 0.54 — — — 10.96 5.18% 8,152 0.29% 2.94% 0.39% 16.43%
12/31/2023 9.77 0.36 0.50 0.86 — (0.21) (0.21) 10.42 8.91% 7,653 0.29% 3.54% 0.39% 8.85%
12/31/2022 11.35 0.25 (1.61) (1.36) — (0.22) (0.22) 9.77 (11.97)% 7,377 0.30% 2.40% 0.40% 21.03%
12/31/2021 10.91 0.18 0.31 0.49 (0.02) (0.03) (0.05) 11.35 4.49% 8,584 0.30% 1.64% 0.40% 15.86%
Class II Shares
12/31/2025 10.92 0.39 0.56 0.95 — — — 11.87 8.70% 424,763 0.39% 3.46% 0.65% 22.73%
12/31/2024 10.39 0.28 0.25 0.53 — — — 10.92 5.10% 456,871 0.38% 2.63% 0.64% 16.43%
12/31/2023 9.75 0.33 0.52 0.85 — (0.21) (0.21) 10.39 8.83% 514,447 0.38% 3.31% 0.64% 8.85%
12/31/2022 11.34 0.23 (1.60) (1.37) — (0.22) (0.22) 9.75 (12.07)% 554,768 0.39% 2.24% 0.65% 21.03%
12/31/2021 10.90 0.16 0.32 0.48 (0.01) (0.03) (0.04) 11.34 4.38% 700,533 0.39% 1.47% 0.65% 15.86%
Class Y Shares
12/31/2025 11.21 0.62 0.39 1.01 — — — 12.22 9.01% 569 0.15% 5.23% 0.25% 22.73%
12/31/2024 10.64 0.45 0.12 0.57 — — — 11.21 5.36% 123 0.14% 4.02% 0.24% 16.43%
12/31/2023(h) 10.12 0.33 0.19 0.52 — — — 10.64 5.14% 11 0.15% 10.66% 0.23% 8.85%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - December 31, 2025 - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Balanced Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2025 $ 12.17 $ 0.40 $ 1.13 $ 1.53 $ — $ (0.25) $ (0.25) $ 13.45 12.59% $ 33,547 0.29% 3.16% 0.39% 32.29%
12/31/2024 11.22 0.26 0.79 1.05 — (0.10) (0.10) 12.17 9.34% 28,974 0.29% 2.21% 0.39% 14.72%
12/31/2023 10.41 0.43 0.93 1.36 — (0.55) (0.55) 11.22 13.40% 27,005 0.29% 3.98% 0.39% 9.46%
12/31/2022 12.48 0.27 (1.97) (1.70) — (0.37) (0.37) 10.41 (13.60)% 22,509 0.29% 2.46% 0.39% 17.28%
12/31/2021 11.26 0.20 1.05 1.25 (0.03) — (0.03) 12.48 11.12% 25,787 0.29% 1.63% 0.39% 8.94%
Class II Shares
12/31/2025 12.04 0.36 1.14 1.50 — (0.25) (0.25) 13.29 12.47% 1,420,442 0.38% 2.87% 0.64% 32.29%
12/31/2024 11.11 0.23 0.80 1.03 — (0.10) (0.10) 12.04 9.26% 1,482,243 0.38% 1.97% 0.64% 14.72%
12/31/2023 10.32 0.39 0.95 1.34 — (0.55) (0.55) 11.11 13.32% 1,591,767 0.38% 3.66% 0.64% 9.46%
12/31/2022 12.39 0.25 (1.95) (1.70) — (0.37) (0.37) 10.32 (13.70)% 1,577,974 0.38% 2.24% 0.64% 17.28%
12/31/2021 11.18 0.17 1.06 1.23 (0.02) — (0.02) 12.39 11.00% 2,042,920 0.38% 1.43% 0.64% 8.94%
Class Y Shares
12/31/2025 12.83 0.56 1.08 1.64 — (0.25) (0.25) 14.22 12.80% 1,829 0.14% 4.10% 0.24% 32.29%
12/31/2024 11.82 1.06 0.05 1.11 — (0.10) (0.10) 12.83 9.38%(h) 543 0.14% 8.24% 0.24% 14.72%
12/31/2023(i) 11.13 0.40 0.29 0.69 — — — 11.82 6.20%(h) 11 0.15% 11.79% 0.23% 9.46%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

42 - Financial Highlights - December 31, 2025 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital Appreciation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2025 $ 11.99 $ 0.32 $ 1.47 $ 1.79 $ — $ (0.33) $ (0.33) $ 13.45 15.05% $ 63,744 0.28% 2.55% 0.38% 47.66%
12/31/2024 10.75 0.19 1.16 1.35 — (0.11) (0.11) 11.99 12.58% 55,080 0.28% 1.65% 0.38% 18.82%
12/31/2023 9.96 0.40 1.18 1.58 — (0.79) (0.79) 10.75 16.45% 48,703 0.28% 3.83% 0.38% 9.43%
12/31/2022 12.27 0.26 (2.10) (1.84) — (0.47) (0.47) 9.96 (15.02)%(h) 40,461 0.29% 2.45% 0.39% 16.86%
12/31/2021 10.62 0.18 1.50 1.68 (0.03) — (0.03) 12.27 15.85%(h) 45,476 0.28% 1.54% 0.38% 9.64%
Class II Shares
12/31/2025 11.94 0.29 1.49 1.78 — (0.33) (0.33) 13.39 15.03%(h) 1,780,889 0.37% 2.34% 0.63% 47.66%
12/31/2024 10.71 0.17 1.17 1.34 — (0.11) (0.11) 11.94 12.53% 1,805,026 0.37% 1.44% 0.63% 18.82%
12/31/2023 9.94 0.37 1.19 1.56 — (0.79) (0.79) 10.71 16.28% 1,890,222 0.37% 3.56% 0.63% 9.43%
12/31/2022 12.25 0.24 (2.08) (1.84) — (0.47) (0.47) 9.94 (15.05)% 1,849,289 0.38% 2.20% 0.64% 16.86%
12/31/2021 10.60 0.15 1.52 1.67 (0.02) — (0.02) 12.25 15.76% 2,464,639 0.37% 1.33% 0.63% 9.64%
Class Y Shares
12/31/2025 12.96 0.43 1.54 1.97 — (0.33) (0.33) 14.60 15.32% 4,366 0.13% 3.15% 0.23% 47.66%
12/31/2024 11.60 0.32 1.15 1.47 — (0.11) (0.11) 12.96 12.69% 2,066 0.13% 2.53% 0.23% 18.82%
12/31/2023(i) 10.87 0.60 0.13 0.73 — — — 11.60 6.72% 921 0.14% 17.27% 0.24% 9.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - December 31, 2025 - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Managed Growth & Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2025 $ 12.85 $ 0.74 $ 0.47 $ 1.21 $ — $ (0.02) $ (0.02) $ 14.04 9.39% $ 29,342 0.25% 5.49% 0.42% 44.49%
12/31/2024 11.80 0.30 0.75 1.05 — — — 12.85 8.90% 8,639 0.25% 2.42% 0.41% 16.44%
12/31/2023 10.47 0.47 0.86 1.33 — — — 11.80 12.70% 6,852 0.25% 4.24% 0.41% 19.75%
12/31/2022 12.12 0.30 (1.95) (1.65) — — — 10.47 (13.61)% 5,146 0.25% 2.78% 0.42% 15.38%
12/31/2021 11.03 0.19 0.94 1.13 (0.04) — (0.04) 12.12 10.24% 3,888 0.25% 1.64% 0.42% 10.52%
Class II Shares
12/31/2025 12.73 0.37 0.80 1.17 — (0.02) (0.02) 13.88 9.17% 451,426 0.45% 2.82% 0.67% 44.49%
12/31/2024 11.71 0.25 0.77 1.02 — — — 12.73 8.71% 470,730 0.45% 2.00% 0.66% 16.44%
12/31/2023 10.41 0.40 0.90 1.30 — — — 11.71 12.49% 492,894 0.45% 3.69% 0.67% 19.75%
12/31/2022 12.08 0.24 (1.91) (1.67) — — — 10.41 (13.82)% 482,259 0.45% 2.17% 0.67% 15.38%
12/31/2021 10.99 0.15 0.96 1.11 (0.02) — (0.02) 12.08 10.08% 602,996 0.45% 1.27% 0.67% 10.52%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

44 - Financial Highlights - December 31, 2025 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Managed Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2025 $ 13.67 $ 0.39 $ 1.01 $ 1.40 $ — $ (0.27) $ (0.27) $ 14.80 10.28% $ 11,507 0.22% 2.81% 0.41% 40.90%
12/31/2024 12.28 0.28 1.11 1.39 — — — 13.67 11.32% 10,524 0.22% 2.13% 0.41% 17.14%
12/31/2023 11.09 0.48 0.91 1.39 — (0.20) (0.20) 12.28 12.61% 8,817 0.22% 4.17% 0.41% 19.94%
12/31/2022 13.06 0.31 (2.28) (1.97) — — — 11.09 (15.08)% 7,648 0.22% 2.67% 0.41% 13.95%
12/31/2021 11.32 0.19 1.59 1.78 (0.04) — (0.04) 13.06 15.72% 7,629 0.22% 1.54% 0.41% 9.86%
Class II Shares
12/31/2025 13.53 0.35 1.01 1.36 — (0.27) (0.27) 14.62 10.09%(h) 1,051,146 0.42% 2.50% 0.66% 40.90%
12/31/2024 12.18 0.23 1.12 1.35 — — — 13.53 11.08% 1,112,222 0.42% 1.78% 0.66% 17.14%
12/31/2023 11.02 0.43 0.93 1.36 — (0.20) (0.20) 12.18 12.42% 1,155,641 0.42% 3.78% 0.66% 19.94%
12/31/2022 13.01 0.26 (2.25) (1.99) — — — 11.02 (15.30)%(h) 1,126,400 0.42% 2.23% 0.66% 13.95%
12/31/2021 11.28 0.15 1.60 1.75 (0.02) — (0.02) 13.01 15.50%(h) 1,432,147 0.42% 1.20% 0.66% 9.86%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Blueprint Funds - December 31, 2025 - Notes to Financial Statements - 45
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2025, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Blueprint
SM
Aggressive Fund ("Blueprint Aggressive")
NVIT Blueprint
SM
Moderately Aggressive Fund ("Blueprint Moderately Aggressive")
NVIT Blueprint
SM
Moderate Fund ("Blueprint Moderate")
NVIT Blueprint
SM
Moderately Conservative Fund ("Blueprint Moderately Conservative")
NVIT Blueprint
SM
Conservative Fund ("Blueprint Conservative")
NVIT Blueprint
SM
Balanced Fund ("Blueprint Balanced")
NVIT Blueprint
SM
Capital Appreciation Fund ("Blueprint Capital Appreciation")
NVIT Blueprint
SM
Managed Growth & Income Fund ("Blueprint Managed Growth & Income")
NVIT Blueprint
SM
Managed Growth Fund ("Blueprint Managed Growth")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Funds. Shares of Blueprint
Managed Growth & Income are also held by other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“NMF”)(together, the “Underlying
Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds, as applicable, currently offer Class I, Class II and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

46 - Notes to Financial Statements - December 31, 2025 - Blueprint Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy.
The Funds may invest in other series of the Trust and other series of NMF (together, the “series of the Trusts”), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each
Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2025. Please refer to the Statements of Investments for additional information on portfolio holdings.
Blueprint Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 16,609,983 $ – $ – $ 16,609,983
Investment Companies 283,493,948 – – 283,493,948
Total $ 300,103,931 $ – $ – $ 300,103,931
Blueprint Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 26,356,526 $ – $ – $ 26,356,526
Investment Companies 466,897,076 – – 466,897,076
Total $ 493,253,602 $ – $ – $ 493,253,602

Blueprint Funds - December 31, 2025 - Notes to Financial Statements - 47
Blueprint Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 108,100,401 $ – $ – $ 108,100,401
Investment Companies 1,695,484,200 – – 1,695,484,200
Total $ 1,803,584,601 $ – $ – $ 1,803,584,601
Blueprint Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 27,440,565 $ – $ – $ 27,440,565
Investment Companies 435,928,927 – – 435,928,927
Total $ 463,369,492 $ – $ – $ 463,369,492
Blueprint Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 22,577,541 $ – $ – $ 22,577,541
Investment Companies 413,211,645 – – 413,211,645
Total $ 435,789,186 $ – $ – $ 435,789,186
Blueprint Balanced
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 87,228,669 $ – $ – $ 87,228,669
Investment Companies 1,369,307,074 – – 1,369,307,074
Total $ 1,456,535,743 $ – $ – $ 1,456,535,743
Blueprint Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 111,157,232 $ – $ – $ 111,157,232
Investment Companies 1,738,192,246 – – 1,738,192,246
Total $ 1,849,349,478 $ – $ – $ 1,849,349,478
Blueprint Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 27,169,165 $ – $ – $ 27,169,165
Futures Contracts# 6,917 – – 6,917
Investment Companies 425,761,405 – – 425,761,405
Total Assets $ 452,937,487 $ – $ – $ 452,937,487
Liabilities:
Futures Contracts# $ (216,140) $ – $ – $ (216,140)
Total Liabilities $ (216,140) $ – $ – $ (216,140)
Total $ 452,721,347 $ – $ – $ 452,721,347

48 - Notes to Financial Statements - December 31, 2025 - Blueprint Funds
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2025, Funds that had overdrawn balances were as follows:
(c) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Blueprint Managed Growth & Income and Blueprint Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a baseline target equity exposure of 50% and 60%, respectively, which is represented by each Fund’s allocations to underlying equity funds. Second, each Funds enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with
NFA’s view of current equity market conditions. Through the use of these futures contracts, Blueprint Managed Growth & Income and Blueprint Managed Growth may increase their equity exposure to a maximum of 65% or to a minimum of 0% and a maximum of 80% or to a minimum of 0%, respectively, of each Fund’s assets.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Blueprint Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 59,293,521 $ – $ – $ 59,293,521
Futures Contracts# 176,377 – – 176,377
Investment Companies 930,335,993 – – 930,335,993
Total Assets $ 989,805,891 $ – $ – $ 989,805,891
Liabilities:
Futures Contracts# $ (396,641) $ – $ – $ (396,641)
Total Liabilities $ (396,641) $ – $ – $ (396,641)
Total $ 989,409,250 $ – $ – $ 989,409,250
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
Fund
U.S. Dollar
Amount
Blueprint Moderately Aggressive $ 16,168
Blueprint Moderate 249,698
Blueprint Moderately Conservative 62,478
Blueprint Capital Appreciation 111,083

Blueprint Funds - December 31, 2025 - Notes to Financial Statements - 49
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2025:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2025:
Blueprint Managed Growth & Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 6,917
Total $ 6,917
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (216,140)
Total $ (216,140)
Blueprint Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 176,377
Total $ 176,377
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (396,641)
Total $ (396,641)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
Blueprint Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (11,522,065)
Total $ (11,522,065)
Blueprint Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (30,324,995)
Total $ (30,324,995)

50 - Notes to Financial Statements - December 31, 2025 - Blueprint Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2025:
The following is a summary of the Funds' average volume of derivative instruments held for the year ended December 31, 2025:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of December 31, 2025, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(d) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
(e) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2025 are primarily attributable to investments in regulated investment companies and consent dividends. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2025 may primarily be attributable to outstanding straddle loss deferrals and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Blueprint Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 142,564
Total $ 142,564
Blueprint Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 3,453,435
Total $ 3,453,435
Blueprint Managed Growth & Income
Futures Contracts:
Average Notional Balance Long $ 36,978,534
Average Notional Balance Short $ 14,813,679
Blueprint Managed Growth
Futures Contracts:
Average Notional Balance Long $ 155,887,260
Average Notional Balance Short $ 40,607,169

Blueprint Funds - December 31, 2025 - Notes to Financial Statements - 51
Reclassifications for the year ended December 31, 2025 were as follows:
(f) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
As of December 31, 2025, the estimated maximum amounts each Fund may claim as consent dividends for 2025 are as follows:
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax
Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the year ended December 31, 2025, the Funds did not pay a significant amount of foreign or U.S.
federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
(g) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Fund Capital
Total
Distributable
Earnings (Loss)
Blueprint Aggressive $ 2,776,989 $ (2,776,989)
Blueprint Moderately Aggressive 6,672,707 (6,672,707)
Blueprint Moderate 34,974,388 (34,974,388)
Blueprint Moderately Conservative 11,493,253 (11,493,253)
Blueprint Conservative 13,369,023 (13,369,023)
Blueprint Balanced 32,742,024 (32,742,024)
Blueprint Capital Appreciation 30,592,665 (30,592,665)
Blueprint Managed Growth & Income 10,554,350 (10,554,350)
Blueprint Managed Growth 22,096,615 (22,096,615)
Fund
Ordinary Distribution
Available for Consent
Dividend
Blueprint Aggressive $ 19,349,076
Blueprint Moderately Aggressive 31,021,287
Blueprint Moderate 108,337,366
Blueprint Moderately Conservative 23,710,157
Blueprint Conservative 19,700,426
Blueprint Balanced 80,582,365
Blueprint Capital Appreciation 116,801,023
Blueprint Managed Growth & Income 24,940,538
Blueprint Managed Growth 61,510,929

52 - Notes to Financial Statements - December 31, 2025 - Blueprint Funds
(h) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”), an affiliate of NFA, as subadviser for Blueprint Managed Growth
& Income and Blueprint Managed Growth, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $60,921 during the year ended December 31, 2025.
Fund Fee Schedule
Advisory Fee
(annual rate)
Blueprint Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderate Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Balanced Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Capital Appreciation Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Managed Growth & Income Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%
Blueprint Managed Growth Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%

Blueprint Funds - December 31, 2025 - Notes to Financial Statements - 53
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2026.
During the year ended December 31, 2025, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the year ended December 31, 2025, the effective advisory fee rates before and after contractual advisory fee waivers were as follows:
Fund
Advisory Fee
Waiver
(annual rate)
Blueprint Aggressive 0.10%
Blueprint Moderately Aggressive 0.10
Blueprint Moderate 0.10
Blueprint Moderately Conservative 0.10
Blueprint Conservative 0.10
Blueprint Balanced 0.10
Blueprint Capital Appreciation 0.10
Fund Amount
Blueprint Aggressive $ 268,317
Blueprint Moderately Aggressive 469,622
Blueprint Moderate 1,807,115
Blueprint Moderately Conservative 469,208
Blueprint Conservative 453,184
Blueprint Balanced 1,471,282
Blueprint Capital Appreciation 1,839,669
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Blueprint Aggressive 0.20% 0.10% 0.10%
Blueprint Moderately Aggressive 0.20 0.10 0.10
Blueprint Moderate 0.20 0.10 0.10
Blueprint Moderately Conservative 0.20 0.10 0.10
Blueprint Conservative 0.20 0.10 0.10
Blueprint Balanced 0.20 0.10 0.10
Blueprint Capital Appreciation 0.20 0.10 0.10
Blueprint Managed Growth & Income 0.22 N/A 0.05
Blueprint Managed Growth 0.22 N/A 0.03
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.

54 - Notes to Financial Statements - December 31, 2025 - Blueprint Funds
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2026.
On November 14, 2025, the Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds'
operating expenses, (excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business), including the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 14, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2025, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
Fund Classes
Amount
(annual rate)
Blueprint Aggressive All Classes 0.28%
Blueprint Moderately Aggressive All Classes 0.25
Blueprint Moderate All Classes 0.25
Blueprint Moderately Conservative All Classes 0.25
Blueprint Conservative All Classes 0.25
Blueprint Balanced All Classes 0.25
Blueprint Capital Appreciation All Classes 0.25
Blueprint Managed Growth & Income All Classes 0.10
Blueprint Managed Growth All Classes 0.07
Fund Classes
Amount
(annual rate)
Blueprint Managed Growth & Income Class I 0.88%
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount Total
Blueprint Aggressive $ — $ — $ — $ —
Blueprint Moderately Aggressive — — — —
Blueprint Moderate — — — —
Blueprint Moderately Conservative — — — —
Blueprint Conservative — — — —
Blueprint Balanced — — — —
Blueprint Capital Appreciation — — — —
Blueprint Managed Growth & Income 808,135 818,700 768,874 2,395,709
Blueprint Managed Growth 2,139,720 2,175,735 2,030,635 6,346,090

Blueprint Funds - December 31, 2025 - Notes to Financial Statements - 55
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2025, NFM earned an aggregate of $2,222,485 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2025, the Funds' aggregate portion of such costs amounted to $36,787.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate of 0.25%.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2026:
During the year ended December 31, 2025, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Distribution
Fee Waiver
(Annual Rate)
Blueprint Aggressive 0.16%
Blueprint Moderately Aggressive 0.16
Blueprint Moderate 0.16
Blueprint Moderately Conservative 0.16
Blueprint Conservative 0.16
Blueprint Balanced 0.16
Blueprint Capital Appreciation 0.16
Blueprint Managed Growth & Income 0.05
Blueprint Managed Growth 0.05
Fund Amount
Blueprint Aggressive $ 272,160
Blueprint Moderately Aggressive 544,897
Blueprint Moderate 2,792,591
Blueprint Moderately Conservative 738,170
Blueprint Conservative 709,638
Blueprint Balanced 2,303,299
Blueprint Capital Appreciation 2,844,899
Blueprint Managed Growth & Income 225,840
Blueprint Managed Growth 531,930

56 - Notes to Financial Statements - December 31, 2025 - Blueprint Funds
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of each applicable Fund.
For the year ended December 31, 2025, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2025, each Fund’s total administrative services fees were as follows:
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of Underlying Funds during the year ended December 31, 2025 were as follows:
Fund Class I Class II
Blueprint Aggressive 0.15% 0.15%
Blueprint Moderately Aggressive 0.15 0.15
Blueprint Moderate 0.15 0.15
Blueprint Moderately Conservative 0.15 0.15
Blueprint Conservative 0.15 0.15
Blueprint Balanced 0.15 0.15
Blueprint Capital Appreciation 0.15 0.15
Blueprint Managed Growth & Income 0.15 0.15
Blueprint Managed Growth 0.15 0.15
Fund Amount
Blueprint Aggressive $ 392,665
Blueprint Moderately Aggressive 700,548
Blueprint Moderate 2,708,747
Blueprint Moderately Conservative 703,812
Blueprint Conservative 679,340
Blueprint Balanced 2,205,232
Blueprint Capital Appreciation 2,754,841
Blueprint Managed Growth & Income 694,602
Blueprint Managed Growth 1,611,743
Blueprint Aggressive
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Large Cap Equity
Portfolio, Class R6 4,568,970 — 47,975,159 (334,745) 8,863 827,499 48,476,776 591,202 141,263
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 946,270 13,350,004 1,881,698 (8,603,410) 1,030,727 2,702,634 10,361,653 536,075 —
NVIT GS International Equity
Insights Fund, Class Y 2,160,543 52,719,513 8,997,424 (45,149,396) 5,477,303 7,705,827 29,750,671 2,010,935 2,038,026
NVIT GS Large Cap Equity
Fund, Class Y 4,098,865 94,334,338 34,899,579 (68,608,842) 6,533,189 (14,405,868) 52,752,396 768,780 18,152,057
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,166,323 11,623,642 4,988,656 (2,209,366) (10,116) (117,023) 14,275,793 128,767 2,006,661
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 2,053,847 — 47,713,460 — — 983,245 48,696,705 150,097 —
NVIT U.S. 130/30 Equity
Fund, Class Y 4,471,462 47,508,407 16,273,741 (9,364,435) (17,957) (2,486,083) 51,913,673 725,794 7,878,457
Nationwide Bond Fund,
Class R6 – 2,501,884 (2,740,484) (17,859) (1,763) 258,222 — 11,257 —
Nationwide Loomis Core
Bond Fund, Class R6 317,181 — 3,335,204 (108,633) (21,607) (172,717) 3,032,247 104,297 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y – 7,428,293 (7,679,544) (38,302) (4,923) 294,476 — 181,410 —

Blueprint Funds - December 31, 2025 - Notes to Financial Statements - 57
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Loomis Core Bond
Fund, Class Y 2,614,243 12,363,052 13,545,795 (1,873,030) (162,212) 360,429 24,234,034 813,705 —
Total 241,829,133 169,190,688 (136,308,018) 12,831,504 (4,049,359) 283,493,948 6,022,319 30,216,464
Blueprint Moderately Aggressive
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Large Cap Equity
Portfolio, Class R6 6,300,645 — 66,566,990 (1,009,007) 17,438 1,274,427 66,849,848 826,333 197,445
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,268,517 22,206,328 1,269,743 (15,406,759) 917,380 4,903,570 13,890,262 791,142 —
NVIT GS International Equity
Insights Fund, Class Y 2,988,962 84,946,372 6,501,181 (69,472,238) 9,209,939 9,972,755 41,158,009 2,677,040 2,690,679
NVIT GS Large Cap Equity
Fund, Class Y 5,725,716 150,293,202 43,503,935 (108,523,805) 14,364,064 (25,947,437) 73,689,959 1,097,153 26,546,039
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,659,591 18,899,318 5,271,672 (3,618,544) 60,744 (299,795) 20,313,395 188,459 2,999,203
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 2,863,069 — 66,839,960 (373,750) 64 1,417,085 67,883,359 212,354 —
NVIT U.S. 130/30 Equity
Fund, Class Y 6,464,973 77,218,361 18,511,375 (17,177,721) 311,353 (3,805,035) 75,058,333 1,068,687 11,607,684
Nationwide Bond Fund,
Class R6 – 9,328,213 (10,598,251) (6,866) 6,865 1,270,039 — 42,329 —
Nationwide Loomis Core
Bond Fund, Class R6 1,016,786 — 11,180,425 (404,175) (79,471) (976,302) 9,720,477 362,276 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y – 41,970,876 (46,423,079) (505,383) (92,937) 5,050,523 — 993,971 —
NVIT Loomis Core Bond
Fund, Class Y 9,557,792 41,965,452 57,441,282 (7,642,300) (1,254,464) (1,909,238) 88,600,732 3,029,431 —
NVIT Loomis Short Term
Bond Fund, Class Y 987,089 9,377,424 801,513 (566,267) (12,575) 132,607 9,732,702 422,357 —
Total 456,205,546 220,866,746 (224,706,815) 23,448,400 (8,916,801) 466,897,076 11,711,532 44,041,050
Blueprint Moderate
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Large Cap Equity
Portfolio, Class R6 18,554,386 — 200,298,254 (7,792,290) 144,921 4,211,156 196,862,041 2,444,393 584,067
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,703,613 67,175,723 2,357,393 (56,746,531) 7,216,691 9,601,283 29,604,559 2,148,612 —
NVIT GS International Equity
Insights Fund, Class Y 6,117,757 219,279,753 11,280,574 (190,756,032) 26,032,176 18,405,049 84,241,520 5,567,039 5,601,420
NVIT GS Large Cap Equity
Fund, Class Y 17,384,733 467,786,527 162,223,266 (370,075,847) 45,883,123 (82,075,551) 223,741,518 3,351,571 81,344,734
NVIT GS Small Cap Equity
Insights Fund, Class Y 3,330,514 40,293,151 10,770,729 (9,877,742) 675,396 (1,096,039) 40,765,495 382,986 6,010,258
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 8,301,272 — 195,619,161 (3,003,323) (2,263) 4,209,583 196,823,158 620,540 —
NVIT U.S. 130/30 Equity
Fund, Class Y 19,321,775 253,567,784 50,807,716 (69,525,024) 1,296,634 (11,821,301) 224,325,809 3,281,403 35,994,726
Nationwide Bond Fund,
Class R6 – 47,449,707 (54,156,706) (1,118,497) (200,989) 8,026,485 — 212,183 —
Nationwide Loomis Core
Bond Fund, Class R6 4,702,659 — 56,179,814 (4,481,673) (867,211) (5,873,514) 44,957,416 1,748,951 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y – 270,989,754 (300,656,224) (5,533,444) (1,036,726) 36,236,640 — 6,330,915 —

58 - Notes to Financial Statements - December 31, 2025 - Blueprint Funds
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Loomis Core Bond
Fund, Class Y 58,914,348 317,303,045 331,000,604 (80,968,628) (13,986,932) (7,212,087) 546,136,002 18,919,203 —
NVIT Loomis Short Term
Bond Fund, Class Y 10,956,053 112,634,897 6,209,354 (12,395,722) (660,582) 2,238,735 108,026,682 4,731,221 —
Total 1,796,480,341 671,933,935 (812,274,753) 64,494,238 (25,149,561) 1,695,484,200 49,739,017 129,535,205
Blueprint Moderately Conservative
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Large Cap Equity
Portfolio, Class R6 2,622,741 — 28,682,010 (1,621,634) 24,971 741,934 27,827,281 343,945 82,183
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 809,209 11,604,526 579,491 (6,209,711) 22,501 2,864,027 8,860,834 405,765 —
NVIT GS International Equity
Insights Fund, Class Y 1,434,077 36,060,911 2,381,125 (26,607,228) 3,836,786 4,075,643 19,747,237 1,050,345 1,020,694
NVIT GS Large Cap Equity
Fund, Class Y 2,741,101 74,537,084 20,971,175 (54,920,722) 7,933,293 (13,242,863) 35,277,967 517,559 11,742,365
NVIT GS Small Cap Equity
Insights Fund, Class Y 478,607 5,880,240 1,762,701 (1,736,444) 109,126 (157,467) 5,858,156 55,134 883,297
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 1,170,885 — 28,034,591 (805,882) (2,719) 535,695 27,761,685 87,202 —
NVIT U.S. 130/30 Equity
Fund, Class Y 3,587,421 47,459,053 10,651,537 (14,545,491) (88,925) (1,826,213) 41,649,961 611,939 6,732,469
Nationwide Bond Fund,
Class R6 – 19,607,435 (22,777,186) (373,098) (62,420) 3,605,269 — 87,986 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,025,329 9,753,643 414,674 (1,100,836) (50,856) 262,599 9,279,224 408,135 —
Nationwide Loomis Core
Bond Fund, Class R6 1,951,657 — 23,616,537 (1,864,177) (364,771) (2,729,753) 18,657,836 724,017 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y – 87,454,800 (96,619,315) (2,143,318) (396,611) 11,704,444 — 2,029,975 —
NVIT Loomis Core Bond
Fund, Class Y 20,495,367 121,163,392 108,045,071 (33,142,659) (5,661,248) (412,503) 189,992,053 6,613,867 —
NVIT Loomis Short Term
Bond Fund, Class Y 5,174,107 53,556,099 2,754,368 (6,042,495) (293,334) 1,042,055 51,016,693 2,249,464 —
Total 467,077,183 108,496,779 (151,113,695) 5,005,793 6,462,867 435,928,927 15,185,333 20,461,008
Blueprint Conservative
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Large Cap Equity
Portfolio, Class R6 1,225,478 — 13,622,204 (1,008,211) 18,907 369,421 13,002,321 160,415 38,330
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 402,254 5,588,779 447,553 (2,846,737) (11,725) 1,226,815 4,404,685 167,803 —
NVIT GS International Equity
Insights Fund, Class Y 514,807 15,409,067 1,475,542 (13,031,504) 3,114,418 121,372 7,088,895 410,710 405,529
NVIT GS Large Cap Equity
Fund, Class Y 1,052,594 35,711,546 8,519,934 (28,449,159) 5,430,863 (7,666,304) 13,546,880 197,729 4,372,851
NVIT GS Small Cap Equity
Insights Fund, Class Y 138,964 1,827,714 518,474 (634,415) (54,213) 43,362 1,700,922 16,143 262,670
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 549,429 — 13,171,247 (435,440) 3,593 287,571 13,026,971 40,912 —
NVIT U.S. 130/30 Equity
Fund, Class Y 2,110,604 28,740,536 8,777,397 (11,976,643) (183,474) (853,707) 24,504,109 363,650 4,015,853
Nationwide Bond Fund,
Class R6 – 25,911,095 (29,602,270) (703,119) (126,732) 4,521,026 — 115,580 —

Blueprint Funds - December 31, 2025 - Notes to Financial Statements - 59
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,926,459 18,830,894 1,866,283 (3,665,656) (173,352) 576,286 17,434,455 784,084 —
Nationwide Loomis Core
Bond Fund, Class R6 2,511,878 — 32,079,426 (4,258,564) (830,845) (2,976,466) 24,013,551 958,362 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y – 111,908,216 (121,557,101) (3,203,890) (571,607) 13,424,382 — 2,625,252 —
NVIT Loomis Core Bond
Fund, Class Y 25,638,623 151,460,488 151,207,537 (58,743,698) (9,858,112) 3,603,821 237,670,036 8,287,069 —
NVIT Loomis Short Term
Bond Fund, Class Y 5,762,558 60,660,236 7,119,409 (11,866,178) (268,498) 1,173,851 56,818,820 2,508,115 —
Total 456,048,571 87,645,635 (140,823,214) (3,510,777) 13,851,430 413,211,645 16,635,824 9,095,233
Blueprint Balanced
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Large Cap Equity
Portfolio, Class R6 11,273,988 — 123,147,691 (6,091,524) 116,298 2,444,552 119,617,017 1,479,168 353,434
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,697,282 45,624,929 1,778,916 (29,214,194) 1,262,574 10,083,009 29,535,234 1,533,726 —
NVIT GS International Equity
Insights Fund, Class Y 4,428,495 162,663,651 9,041,484 (145,152,602) 22,555,469 11,872,372 60,980,374 4,402,490 4,487,455
NVIT GS Large Cap Equity
Fund, Class Y 10,551,456 295,897,168 96,910,101 (234,577,917) 30,745,672 (53,177,782) 135,797,242 2,026,969 49,329,236
NVIT GS Small Cap Equity
Insights Fund, Class Y 2,096,007 25,652,853 6,903,905 (6,629,513) 460,110 (732,229) 25,655,126 240,561 3,797,837
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 5,083,186 — 119,789,880 (1,822,278) (2,915) 2,557,643 120,522,330 378,039 —
NVIT U.S. 130/30 Equity
Fund, Class Y 13,098,287 173,163,612 36,516,455 (50,481,210) 167,369 (7,295,113) 152,071,113 2,223,115 24,423,538
Nationwide Bond Fund,
Class R6 – 54,154,716 (62,862,508) (979,737) (164,095) 9,851,624 — 242,501 —
Nationwide Loomis Core
Bond Fund, Class R6 5,325,849 — 65,133,388 (5,765,091) (1,124,077) (7,329,103) 50,915,117 1,989,046 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y – 251,823,295 (279,576,592) (4,759,576) (839,672) 33,352,545 — 5,884,091 —
NVIT Loomis Core Bond
Fund, Class Y 58,628,575 319,875,837 308,366,218 (65,695,828) (11,861,464) (7,197,870) 543,486,893 18,773,149 —
NVIT Loomis Short Term
Bond Fund, Class Y 13,258,279 137,965,705 7,391,520 (16,584,330) (844,436) 2,798,169 130,726,628 5,740,668 —
Total 1,466,821,766 432,540,458 (567,753,800) 40,470,833 (2,772,183) 1,369,307,074 44,913,523 82,391,500
Blueprint Capital Appreciation
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Large Cap Equity
Portfolio, Class R6 24,303,929 — 261,996,872 (8,667,379) 162,272 4,372,924 257,864,689 3,195,402 763,514
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 3,808,019 79,211,791 3,360,846 (60,949,986) 6,587,835 13,487,325 41,697,811 2,641,716 —
NVIT GS International Equity
Insights Fund, Class Y 5,445,174 278,002,101 15,648,802 (277,408,131) 43,122,397 15,614,878 74,980,047 7,537,063 7,968,715
NVIT GS Large Cap Equity
Fund, Class Y 20,424,209 567,970,579 186,288,080 (447,595,560) 57,771,158 (101,574,685) 262,859,572 3,968,629 99,764,682
NVIT GS Small Cap Equity
Insights Fund, Class Y 4,842,692 57,550,335 16,308,203 (13,929,754) 673,510 (1,327,742) 59,274,552 552,269 8,846,909
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 10,939,241 — 257,317,307 (3,392,110) (2,335) 5,446,538 259,369,400 814,663 —

60 - Notes to Financial Statements - December 31, 2025 - Blueprint Funds
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT U.S. 130/30 Equity
Fund, Class Y 20,085,371 258,629,177 52,504,635 (67,019,665) 1,268,676 (12,191,670) 233,191,153 3,397,475 37,233,001
Nationwide Bond Fund,
Class R6 – 38,183,765 (44,182,384) (680,156) (115,419) 6,794,194 — 171,573 —
Nationwide Loomis Core
Bond Fund, Class R6 3,851,730 — 45,834,514 (3,211,476) (624,267) (5,176,228) 36,822,543 1,428,713 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y – 187,965,820 (209,765,193) (2,995,763) (556,059) 25,351,195 — 4,423,258 —
NVIT Loomis Core Bond
Fund, Class Y 49,280,880 281,104,487 236,668,421 (47,538,351) (8,500,329) (4,900,473) 456,833,755 15,768,401 —
NVIT Loomis Short Term
Bond Fund, Class Y 5,608,390 57,370,716 3,274,250 (6,139,679) (342,474) 1,135,911 55,298,724 2,420,344 —
Total 1,805,988,771 825,254,353 (939,528,010) 99,444,965 (52,967,833) 1,738,192,246 46,319,506 154,576,821
Blueprint Managed Growth & Income
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Large Cap Equity
Portfolio, Class R6 3,538,944 — 37,864,535 (1,039,486) 11,442 711,706 37,548,197 463,905 110,846
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 842,753 13,386,525 1,125,286 (8,671,493) 461,798 2,926,030 9,228,146 464,061 —
NVIT GS International Equity
Insights Fund, Class Y 1,421,431 48,571,138 3,886,094 (43,114,086) 6,709,659 3,520,303 19,573,108 1,318,059 1,335,687
NVIT GS Large Cap Equity
Fund, Class Y 3,320,750 89,021,026 42,690,714 (81,915,397) 8,561,825 (15,620,113) 42,738,055 630,878 14,992,501
NVIT GS Small Cap Equity
Insights Fund, Class Y 679,340 7,702,934 2,380,655 (1,635,251) 50,465 (183,683) 8,315,120 76,336 1,190,105
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 1,580,281 — 37,371,179 (677,096) (3,359) 777,746 37,468,470 118,283 —
NVIT U.S. 130/30 Equity
Fund, Class Y 4,171,701 50,829,250 13,216,716 (13,477,293) 105,738 (2,240,962) 48,433,449 678,889 7,357,215
Nationwide Bond Fund,
Class R6 – 15,753,141 (17,245,961) (369,456) (65,787) 1,928,063 — 70,467 —
Nationwide Loomis Core
Bond Fund, Class R6 1,630,334 — 19,278,525 (2,186,285) (420,458) (1,085,789) 15,585,993 583,413 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y – 73,941,558 (78,567,190) (2,446,819) (422,189) 7,494,640 — 1,722,693 —
NVIT Loomis Core Bond
Fund, Class Y 17,986,908 94,210,813 102,359,437 (26,407,467) (4,253,169) 829,019 166,738,633 5,768,190 —
NVIT Loomis Short Term
Bond Fund, Class Y 4,070,206 40,695,697 5,907,966 (6,988,005) (217,317) 733,893 40,132,234 1,746,272 —
Total 434,112,082 170,267,956 (188,928,134) 10,518,648 (209,147) 425,761,405 13,641,446 24,986,354
Blueprint Managed Growth
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Large Cap Equity
Portfolio, Class R6 10,242,457 — 110,291,597 (3,932,046) 37,766 2,275,151 108,672,468 1,344,271 321,202
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,467,566 37,268,632 1,542,365 (32,183,639) 5,235,080 4,207,414 16,069,852 1,198,046 —
NVIT GS International Equity
Insights Fund, Class Y 3,444,258 123,743,486 6,566,803 (107,913,505) 14,542,692 10,487,956 47,427,432 3,072,335 3,094,660
NVIT GS Large Cap Equity
Fund, Class Y 9,629,421 265,216,127 90,840,693 (211,821,311) 26,872,515 (47,177,380) 123,930,644 1,856,242 45,602,015
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,891,071 22,850,699 5,775,750 (5,023,008) 146,837 (603,569) 23,146,709 215,563 3,494,305

Blueprint Funds - December 31, 2025 - Notes to Financial Statements - 61
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.
com/mutualfunds for series of NMF.
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the year ended December 31, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2025, none of the Funds engaged in interfund lending.
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 4,545,137 — 108,104,058 (2,639,271) (22,794) 2,323,212 107,765,205 341,503 —
NVIT U.S. 130/30 Equity
Fund, Class Y 10,823,299 140,554,037 30,156,851 (39,033,251) 1,260,799 (7,279,929) 125,658,507 1,830,816 20,129,097
Nationwide Bond Fund,
Class R6 – 26,105,287 (28,738,641) (357,641) (53,815) 3,044,810 — 117,618 —
Nationwide Loomis Core
Bond Fund, Class R6 2,535,044 — 31,007,685 (4,374,662) (791,392) (1,606,612) 24,235,019 959,212 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y – 150,754,373 (162,259,241) (3,126,312) (547,169) 15,178,349 — 3,565,901 —
NVIT Loomis Core Bond
Fund, Class Y 31,843,839 176,939,298 183,847,666 (58,685,671) (9,168,618) 2,259,713 295,192,388 10,346,163 —
NVIT Loomis Short Term
Bond Fund, Class Y 5,906,467 62,941,274 6,305,028 (11,919,774) (390,537) 1,301,778 58,237,769 2,569,362 —
Total 1,006,373,213 383,440,614 (481,010,091) 37,121,364 (15,589,107) 930,335,993 27,417,032 72,641,279
* Purchases include reinvestment of income and realized gain distributions, as applicable.

62 - Notes to Financial Statements - December 31, 2025 - Blueprint Funds
6. Investment Transactions
For the year ended December 31, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
The affiliated Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and  at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semi-annual report to shareholders.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semi-annual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
10. Other Matters
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Fund Purchases
*
Sales
Blueprint Aggressive $ 179,729,164 $ 136,803,381
Blueprint Moderately Aggressive 241,609,532 226,123,272
Blueprint Moderate 726,389,572 827,772,658
Blueprint Moderately Conservative 122,812,642 155,850,538
Blueprint Conservative 103,304,085 145,756,318
Blueprint Balanced 477,045,363 581,112,131
Blueprint Capital Appreciation 880,600,375 953,922,531
Blueprint Managed Growth & Income 195,370,758 203,738,943
Blueprint Managed Growth 413,576,819 490,720,084
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Blueprint Funds - December 31, 2025 - Notes to Financial Statements - 63
11. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2025 was as follows:
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Blueprint Aggressive $ 282,194 $ 1,367,598 $ 1,649,792 $ – $ 1,649,792
Blueprint Moderately Aggressive 1,420,906 6,989,038 8,409,944 – 8,409,944
Blueprint Moderate 7,535,409 30,922,308 38,457,717 – 38,457,717
Blueprint Moderately Conservative 1,639,752 4,234,590 5,874,342 – 5,874,342
Blueprint Conservative – – – – –
Blueprint Balanced 5,801,751 21,766,966 27,568,717 – 27,568,717
Blueprint Capital Appreciation 7,268,455 39,816,031 47,084,486 – 47,084,486
Blueprint Managed Growth & Income – 561,385 561,385 – 561,385
Blueprint Managed Growth 3,091,938 16,782,243 19,874,181 – 19,874,181
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Blueprint Aggressive $ – $ 2,401,165 $ 2,401,165 $ – $ 2,401,165
Blueprint Moderately Aggressive 833,151 6,695,621 7,528,772 – 7,528,772
Blueprint Moderate 3,150,341 22,642,183 25,792,524 – 25,792,524
Blueprint Moderately Conservative 633,330 – 633,330 – 633,330
Blueprint Conservative – – – – –
Blueprint Balanced 2,964,324 9,891,547 12,855,871 – 12,855,871
Blueprint Capital Appreciation 3,546,170 14,408,547 17,954,717 – 17,954,717
Blueprint Managed Growth & Income – – – – –
Blueprint Managed Growth – – – – –
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)*
Total
Accumulated
Earnings
(Deficit)
Blueprint Aggressive $ 21,804,265 $ 26,157,611 $ 47,961,876 $ – $ – 29,595,245 77,557,121
Blueprint Moderately Aggressive 34,616,974 44,745,703 79,362,677 – – 44,390,381 123,753,058
Blueprint Moderate 110,788,009 134,249,066 245,037,075 – – 81,117,045 326,154,120
Blueprint Moderately Conservative 24,342,783 17,762,191 42,104,974 – – 1,198,602 43,303,576
Blueprint Conservative 19,881,480 – 19,881,480 – – (21,702,640) (1,821,160)
Blueprint Balanced 82,577,942 86,032,689 168,610,631 – – 27,547,340 196,157,971
Blueprint Capital Appreciation 123,018,589 176,712,720 299,731,309 – – 109,146,371 408,877,680
Blueprint Managed Growth & Income 24,940,538 15,597,032 40,537,570 – – 10,482,000 51,019,570
Blueprint Managed Growth 61,510,929 55,788,094 117,299,023 – – 48,740,745 166,039,768
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

64 - Notes to Financial Statements - December 31, 2025 - Blueprint Funds
As of December 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
During the year ended December 31, 2025, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Blueprint Aggressive $ 270,508,686 $ 30,833,841 $ (1,238,596) $ 29,595,245
Blueprint Moderately Aggressive 448,863,221 49,913,164 (5,522,783) 44,390,381
Blueprint Moderate 1,722,467,556 141,481,398 (60,364,353) 81,117,045
Blueprint Moderately Conservative 462,170,890 25,263,697 (24,065,095) 1,198,602
Blueprint Conservative 457,491,827 7,433,978 (29,136,619) (21,702,641)
Blueprint Balanced 1,428,988,403 95,243,846 (67,696,506) 27,547,340
Blueprint Capital Appreciation 1,740,203,107 155,810,798 (46,664,427) 109,146,371
Blueprint Managed Growth & Income 439,638,082 23,494,361 (10,411,096) 13,083,265
Blueprint Managed Growth 934,870,747 68,160,379 (13,621,876) 54,538,503
Fund Utilized
Blueprint Conservative $ 6,582,517

Blueprint Funds - December 31, 2025 - Report of Independent Registered Public Accounting Firm - 65
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Blueprint Aggressive Fund,
NVIT Blueprint Moderately Aggressive Fund, NVIT Blueprint Moderate Fund, NVIT Blueprint Moderately Conservative
Fund, NVIT Blueprint Conservative Fund, NVIT Blueprint Balanced Fund, NVIT Blueprint Capital Appreciation Fund,
NVIT Blueprint Managed Growth & Income Fund and NVIT Blueprint Managed Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Blueprint
Aggressive Fund, NVIT Blueprint Moderately Aggressive Fund, NVIT Blueprint Moderate Fund, NVIT Blueprint Moderately
Conservative Fund, NVIT Blueprint Conservative Fund, NVIT Blueprint Balanced Fund, NVIT Blueprint Capital Appreciation Fund,
NVIT Blueprint Managed Growth & Income Fund and NVIT Blueprint Managed Growth Fund (nine of the funds constituting
Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2026
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

66 - Supplemental Information - December 31, 2025 (Unaudited) - Blueprint Funds
Other Federal Tax Information
For the year ended December 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.
For the taxable year ended December 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2025, the foreign source income for each Fund was as follows:
Fund
Dividends Received
Deduction
Blueprint Aggressive 8 .99%
Blueprint Moderately Aggressive 8 .63
Blueprint Moderate 8 .13
Blueprint Moderately Conservative 6 .09
Blueprint Conservative 3 .95
Blueprint Balanced 6 .97
Blueprint Capital Appreciation 8 .63
Blueprint Managed Growth & Income 6 .68
Blueprint Managed Growth 7 .78
Fund Amount
Blueprint Aggressive $ 1,367,598
Blueprint Moderately Aggressive 6,989,038
Blueprint Moderate 30,922,308
Blueprint Moderately Conservative 4,234,590
Blueprint Conservative –
Blueprint Balanced 21,766,966
Blueprint Capital Appreciation 39,816,031
Blueprint Managed Growth & Income 561,385
Blueprint Managed Growth 16,782,243
Fund Amount Per Share
Blueprint Aggressive $ 1,849,814 $ 0.1027
Blueprint Moderately Aggressive 2,479,246 0.0664
Blueprint Moderate 5,757,289 0.0427
Blueprint Moderately Conservative 1,101,812 0.0304
Blueprint Conservative 456,477 0.0124
Blueprint Balanced 4,432,986 0.0405
Blueprint Capital Appreciation 7,524,257 0.0545
Blueprint Managed Growth & Income 1,274,017 0.0368
Blueprint Managed Growth 3,033,706 0.0417

Blueprint Funds - December 31, 2025 (Unaudited) - Supplemental Information - 67
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2025, the foreign tax credit for each Fund was as follows:
Fund Amount Per Share
Blueprint Aggressive $ 150,370 $ 0.0083
Blueprint Moderately Aggressive 208,589 0.0056
Blueprint Moderate 522,025 0.0039
Blueprint Moderately Conservative 100,609 0.0028
Blueprint Conservative 42,340 0.0012
Blueprint Balanced 392,434 0.0036
Blueprint Capital Appreciation 662,912 0.0048
Blueprint Managed Growth & Income 115,469 0.0033
Blueprint Managed Growth 281,513 0.0039

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-BP (2-26)

Annual Financial Statements
December 31, 2025
Nationwide Variable Insurance Trust
Fund of Funds
NVIT BlackRock Managed Global Allocation Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may choose this option by:
- Calling 1-800-848-6331
- Logging into your account at https://www.nationwide.com/personal/investing/mutual-funds/
and choosing ‘Log in’, or by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form
N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and
N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust also makes this information available to investors on https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.
The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available:
- By calling 1-800-848-0920
- On the Fund’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the SEC’s website at http://www.sec.gov
Funds are required to disclose proxy votes using the issuer’s proxy card language and order, categorize votes by topic, and report shares voted versus shares loaned but not recalled.
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 1-800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and is not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company.
©2026 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 8
Statements of Operations 12
Statements of Changes in Net Assets 14
Financial Highlights 18
Notes to Financial Statements 23
Report of Independent Registered Public Accounting Firm 38
Supplemental Information 39

2 - Statement of Investments - December 31, 2025 - NVIT BlackRock Managed Global Allocation Fund
Investment Company 94 .0%
Shares Value ($)
Alternative Assets 94.0%
BlackRock Global Allocation VI
Fund, Class I 17,369,481 306,397,645
Total Alternative Assets
(cost $276,248,236) 306,397,645
Total Investment Company
(cost $276,248,236) 306,397,645
Total Investments
(cost $276,248,236) — 94.0% 306,397,645
Other assets in excess of liabilities — 6.0% 19,436,863
NET ASSETS — 100.0% $ 325,834,508
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 122 3/2026 USD 17,702,810 (717)
Russell 2000 E-Mini Index 3 3/2026 USD 374,700 (8,278)
S&P 500 E-Mini Index 123 3/2026 USD 42,388,875 (100,064)
S&P Midcap 400 E-Mini Index 3 3/2026 USD 997,560 (14,435)
Net contracts (123,494)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT iShares
®
Fixed Income ETF Fund - December 31, 2025 - Statement of Investments - 3
Exchange Traded Funds 99 .9%
Shares Value ($)
Fixed Income Funds 99.9%
iShares Core 10+ Year USD
Bond ETF 196,248 9,753,349
iShares Core 1-5 Year USD
Bond ETF(a) 301,837 14,714,554
iShares Core U.S. Aggregate
Bond ETF(a) 490,233 48,964,472
iShares Core Universal USD
Bond ETF(a) 210,375 9,790,853
iShares MBS ETF(a) 103,293 9,835,559
iShares U.S. Treasury Bond
ETF(a) 212,276 4,887,655
Total Exchange Traded Funds
(cost $100,491,554) 97,946,442
Repurchase Agreements 11 .2%
Principal
Amount ($)
BofA Securities, Inc., 3.85%,
dated 12/31/2025, due
1/2/2026, repurchase price
$1,000,214, collateralized
by U.S. Government Agency
Securities, ranging from
1.34% - 5.25%, maturing
10/20/2034 - 2/20/2073;
total market value
$1,020,000.(b)(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $9,443,642,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $9,630,461.(b)(c) 9,441,628 9,441,628
Citi Global Market, Inc., 3.81%,
dated 12/31/2025, due
1/2/2026, repurchase price
$500,106, collateralized by
U.S. Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
2/15/2028 - 10/31/2029;
total market value $510,000.
(b)(c) 500,000 500,000
Total Repurchase Agreements
(cost $10,941,628) 10,941,628
Total Investments
(cost $111,433,182) — 111.1% 108,888,070
Liabilities in excess of other assets
— (11.1)% (10,838,612)
NET ASSETS — 100.0% $ 98,049,458
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $22,204,564, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $10,941,628 and by
$11,798,957 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.63%
- 4.63%, and maturity dates ranging from 12/31/2026 -
8/15/2054, a total value of $22,740,585.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$10,941,628.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - December 31, 2025 - NVIT iShares
®
Global Equity ETF Fund
Exchange Traded Funds 100 .0%
Shares Value ($)
Equity Funds 100.0%
iShares Core MSCI EAFE
ETF(a) 141,847 12,689,633
iShares Core MSCI International
Developed Markets ETF(a) 182,614 15,062,003
iShares Core S&P 500 ETF 11,248 7,704,205
iShares Core S&P Mid-Cap ETF 289,429 19,102,314
iShares Core S&P Small-Cap
ETF(a) 25,493 3,063,749
iShares Core S&P Total U.S.
Stock Market ETF(a) 206,167 30,654,971
iShares MSCI USA Momentum
Factor ETF(a) 9,286 2,324,379
iShares MSCI USA Quality
Factor ETF(a) 11,106 2,205,874
iShares MSCI USA Size Factor
ETF(a) 12,224 1,975,032
iShares MSCI USA Value Factor
ETF(a) 16,528 2,259,873
iShares U.S. Equity Factor
ETF(a) 140,810 9,776,438
iShares U.S. Small-Cap Equity
Factor ETF(a) 27,989 2,095,816
Total Exchange Traded Funds
(cost $73,415,052) 108,914,287
Repurchase Agreements 13 .6%
Principal
Amount ($)
BofA Securities, Inc., 3.85%,
dated 12/31/2025, due
1/2/2026, repurchase price
$1,000,214, collateralized
by U.S. Government Agency
Securities, ranging from
1.34% - 5.25%, maturing
10/20/2034 - 2/20/2073;
total market value
$1,020,000.(b)(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $9,838,205,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $10,032,829.(b)(c) 9,836,106 9,836,106
CF Secured, LLC, 3.84%,
dated 12/31/2025, due
1/2/2026, repurchase price
$2,000,427, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 1.13% -
7.50%, maturing 3/31/2026
- 4/20/2071; total market
value $2,040,435.(b)(c) 2,000,000 2,000,000
  Repurchase Agreements
Principal
Amount ($) Value ($)
Citi Global Market, Inc.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $2,000,423,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
2/15/2028 - 10/31/2029;
total market value
$2,040,001.(b)(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $14,836,106) 14,836,106
Total Investments
(cost $88,251,158) — 113.6% 123,750,393
Liabilities in excess of other assets
— (13.6)% (14,842,645)
NET ASSETS — 100.0% $ 108,907,748
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $22,917,957, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $14,836,106 and by
$8,767,097 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.75%, and maturity dates ranging from 1/15/2026 -
8/15/2055, a total value of $23,603,203.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$14,836,106.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Managed American Funds Asset Allocation Fund - December 31, 2025 - Statement of Investments - 5
Investment Companies 94 .3%
Shares Value ($)
Balanced Fund 29.5%
American Balanced Fund, Class
R6 21,186,892 794,720,310
Total Balanced Fund
(cost $710,934,562) 794,720,310
Equity Funds 46.3%
American Funds Growth Fund,
Class 1 5,341,494 753,471,086
American Funds Washington
Mutual Investors Fund, Class
1 27,325,631 496,779,965
Total Equity Funds
(cost $911,602,374) 1,250,251,051
Investment Companies
Shares Value ($)
Fixed Income Funds 18.5%
American Funds U.S.
Government Securities Fund,
Class 1 12,595,929 124,699,699
Bond Fund of America (The),
Class R6 32,719,922 374,643,105
Total Fixed Income Funds
(cost $511,896,966) 499,342,804
Total Investment Companies
(cost $2,134,433,902) 2,544,314,165
Total Investments
(cost $2,134,433,902) — 94.3% 2,544,314,165
Other assets in excess of liabilities — 5.7% 153,597,598
NET ASSETS — 100.0% $ 2,697,911,763
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 119 3/2026 USD 17,267,495 5,380
Russell 2000 E-Mini Index 25 3/2026 USD 3,122,500 (86,109)
S&P 500 E-Mini Index 966 3/2026 USD 332,907,750 (399,678)
S&P Midcap 400 E-Mini Index 55 3/2026 USD 18,288,600 (285,184)
Net contracts (765,591)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - December 31, 2025 - NVIT Managed American Funds Growth-Income Fund
Investment Company 94 .9%
Shares Value ($)
Equity Fund 94.9%
American Funds Growth-Income
Fund, Class 1 10,001,490 677,400,947
Total Investment Company
(cost $466,996,793) 677,400,947
Total Investments
(cost $466,996,793) — 94.9% 677,400,947
Other assets in excess of liabilities — 5.1% 36,196,687
NET ASSETS — 100.0% $ 713,597,634
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 10 3/2026 USD 1,451,050 2,682
S&P 500 E-Mini Index 94 3/2026 USD 32,394,750 19,671
S&P Midcap 400 E-Mini Index 5 3/2026 USD 1,662,600 (25,257)
Net contracts (2,904)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

8 - Statements of Assets and Liabilities - December 31, 2025 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
Assets:
Investment securities, at value
*
$ 306,397,645
Repurchase agreements, at value —
Cash 16,522,650
Deposits with broker for futures contracts 3,436,604
Interest and dividends receivable 48,922
Security lending income receivable —
Receivable for investments sold 56,168
Receivable for capital shares issued 58
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses —
Total Assets 326,462,047
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 57,373
Payable for variation margin on futures contracts 422,519
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 41,479
Fund administration fees 16,982
Distribution fees —
Administrative servicing fees 70,337
Accounting and transfer agent fees 462
Trustee fees 87
Custodian fees 1,018
Compliance program costs (Note 3) 352
Professional fees 8,925
Printing fees 6,619
Other 1,386
Total Liabilities 627,539
Commitments and contingencies (Note 3) —
Net Assets $ 325,834,508
* Includes value of securities on loan (Note 2) —
Cost of investment securities 276,248,236
Cost of repurchase agreements —
Represented by:
Capital $ 291,269,613
Total distributable earnings (loss) 34,564,895
Net Assets $ 325,834,508

Fund of Funds - December 31, 2025 - Statements of Assets and Liabilities - 9
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 97,946,442 $ 108,914,287 $ 2,544,314,165 $ 677,400,947
10,941,628 14,836,106 — —
171,640 74,969 131,932,459 34,358,143
— — 25,751,428 2,472,609
673 376 1,719,588 76,723
2,747 3,467 — —
— — 1,811,543 —
20,533 1,164 — 58,992
3,657 3,258 — —
139 157 2,894 872
109,087,459 123,833,784 2,705,532,077 714,368,286
— — 1,407,247 55,138
13,332 10,830 1,811,543 952
— — 2,826,402 270,125
10,941,628 14,836,106 — —
9,125 10,195 340,114 89,716
15,662 16,033 61,683 24,352
18,063 20,784 577,008 152,795
21,642 14,115 545,398 153,937
187 206 4,181 1,018
38 10 88 18
675 799 8,557 2,318
105 116 2,944 786
7,208 7,307 18,995 10,620
10,240 9,405 8,080 6,737
96 130 8,074 2,140
11,038,001 14,926,036 7,620,314 770,652
— — — —
$ 98,049,458 $ 108,907,748 $ 2,697,911,763 $ 713,597,634
22,204,564 22,917,957 — —
100,491,554 73,415,052 2,134,433,902 466,996,793
10,941,628 14,836,106 — —
$ 103,821,594 $ 75,036,060 $ 2,430,068,716 $ 411,180,030
(5,772,136) 33,871,688 267,843,047 302,417,604
$ 98,049,458 $ 108,907,748 $ 2,697,911,763 $ 713,597,634

10 - Statements of Assets and Liabilities - December 31, 2025 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
Net Assets:
Class II Shares $ 325,834,508
Class Y Shares —
Total $ 325,834,508
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 22,884,861
Class Y Shares —
Total 22,884,861
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 14 .24
Class Y Shares $ —

Fund of Funds - December 31, 2025 - Statements of Assets and Liabilities - 11
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 85,304,533 $ 97,714,751 $ 2,697,911,763 $ 713,597,634
12,744,925 11,192,997 — —
$ 98,049,458 $ 108,907,748 $ 2,697,911,763 $ 713,597,634
8,865,630 4,612,978 218,643,074 41,491,818
1,339,108 554,385 — —
10,204,738 5,167,363 218,643,074 41,491,818
$ 9 .62 $ 21 .18 $ 12 .34 $ 17 .20
$ 9 .52 $ 20 .19 $ — $ —

12 - Statements of Operations - For the Year Ended December 31, 2025 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
INVESTMENT INCOME:
Dividend income $ 9,997,088
Interest income 521,033
Income from securities lending (net of fees) (Note 2) —
Total Income 10,518,121
EXPENSES:
Investment advisory fees 2,391,870
Fund administration fees 113,665
Distribution fees Class II Shares 808,061
Administrative servicing fees Class II Shares 808,061
Professional fees 23,390
Printing fees 3,931
Trustee fees 12,511
Custodian fees 3,894
Accounting and transfer agent fees 1,855
Compliance program costs (Note 3) 1,427
Other 3,146
Total expenses before fees waived and expenses reimbursed 4,171,811
Distribution fees waived - Class II (Note 3) (808,061)
Investment advisory fees waived (Note 3) (1,907,031)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 1,456,719
NET INVESTMENT INCOME 9,061,402
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions 23,115,636
Net realized gains (losses) from:
Transactions in investment securities 2,510,818
Expiration or closing of futures contracts (Note 2) (9,304,050)
Net realized gains (losses) 16,322,404
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 19,842,696
Futures contracts (Note 2) (158,568)
Net change in unrealized appreciation/depreciation 19,684,128
Net realized/unrealized gains (losses) 36,006,532
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 45,067,934

Fund of Funds - For the Year Ended December 31, 2025 - Statements of Operations - 13
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 3,585,977 $ 1,920,649 $ 51,008,223 $ 7,542,840
9,280 8,218 5,195,426 1,034,673
22,899 54,470 — —
3,618,156 1,983,337 56,203,649 8,577,513
95,824 108,892 4,020,549 1,065,560
74,514 77,547 632,515 200,409
191,795 222,113 6,822,387 1,813,496
191,795 222,113 6,822,387 1,813,496
15,880 16,273 99,782 35,615
— — 44,041 12,758
3,391 3,861 105,460 28,009
3,168 3,097 40,200 17,544
750 822 15,015 4,041
384 438 12,049 3,211
826 976 29,887 7,184
578,327 656,132 18,644,272 5,001,323
— — — —
— — — —
(46,478) (43,364) — —
531,849 612,768 18,644,272 5,001,323
3,086,307 1,370,569 37,559,377 3,576,190
— — 141,205,722 116,890,417
(1,321,673) 367,503 (14,403,387) 20,460,571
— — (100,761,028) (38,208,120)
(1,321,673) 367,503 26,041,307 99,142,868
3,604,843 14,958,172 228,785,063 (27,862,743)
— — (1,394,558) 973,737
3,604,843 14,958,172 227,390,505 (26,889,006)
2,283,170 15,325,675 253,431,812 72,253,862
$ 5,369,477 $ 16,696,244 $ 290,991,189 $ 75,830,052

The accompanying notes are an integral part of these financial statements.
14 - Statements of Changes in Net Assets - December 31, 2025 - Fund of Funds
NVIT BlackRock Managed Global Allocation
Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 9,061,402 $ 3,473,839
Net realized gains (losses) 16,322,404 16,843,919
Net change in unrealized appreciation/depreciation 19,684,128 4,189,818
Change in net assets resulting from operations 45,067,934 24,507,576
Distributions to Shareholders From:
Distributable earnings:
Class II — —
Class Y — —
Change in net assets from shareholder distributions — —
Change in net assets from capital transactions (49,231,647) (37,137,195)
Change in net assets (4,163,713) (12,629,619)
Net Assets:
Beginning of year 329,998,221 342,627,840
End of year $ 325,834,508 $ 329,998,221
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 6,636,097 $ 10,377,282
Dividends reinvested — —
Cost of shares redeemed (55,867,744) (47,514,477)
Total Class II Shares (49,231,647) (37,137,195)
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ (49,231,647) $ (37,137,195)
SHARE TRANSACTIONS:
Class II Shares
Issued 529,108 837,295
Reinvested — —
Redeemed (4,252,215) (3,890,198)
Total Class II Shares (3,723,107) (3,052,903)
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares (3,723,107) (3,052,903)

Fund of Funds - December 31, 2025 - Statements of Changes in Net Assets - 15
NVIT iShares
®
Fixed Income ETF Fund NVIT iShares
®
Global Equity ETF Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 3,086,307 $ 2,158,183 $ 1,370,569 $ 1,121,295
(1,321,673) (320,484) 367,503 (14,109)
3,604,843 (1,246,851) 14,958,172 10,622,722
5,369,477 590,848 16,696,244 11,729,908
(2,670,122) (1,946,482) (1,300,975) (940,724)
(416,919) (213,248) (170,983) (181,088)
(3,087,041) (2,159,730) (1,471,958) (1,121,812)
18,853,233 23,408,486 (530,399) 12,214,325
21,135,669 21,839,604 14,693,887 22,822,421
76,913,789 55,074,185 94,213,861 71,391,440
$ 98,049,458 $ 76,913,789 $ 108,907,748 $ 94,213,861
$ 19,887,217 $ 21,572,886 $ 14,092,748 $ 17,535,568
2,670,122 1,946,482 1,300,975 940,724
(9,459,714) (3,199,821) (13,870,430) (8,012,893)
13,097,625 20,319,547 1,523,293 10,463,399
6,983,245 3,724,939 4,093,770 5,662,116
416,919 213,248 170,983 181,088
(1,644,556) (849,248) (6,318,445) (4,092,278)
5,755,608 3,088,939 (2,053,692) 1,750,926
$ 18,853,233 $ 23,408,486 $ (530,399) $ 12,214,325
2,057,179 2,253,775 725,159 995,698
277,556 209,054 60,957 51,299
(985,406) (333,053) (716,253) (453,444)
1,349,329 2,129,776 69,863 593,553
738,545 393,749 226,163 345,160
43,840 23,253 8,403 10,390
(171,421) (89,452) (349,561) (249,370)
610,964 327,550 (114,995) 106,180
1,960,293 2,457,326 (45,132) 699,733

The accompanying notes are an integral part of these financial statements.
16 - Statements of Changes in Net Assets - December 31, 2025 - Fund of Funds
NVIT Managed American Funds Asset
Allocation Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 37,559,377 $ 45,128,985
Net realized gains 26,041,307 7,918,147
Net change in unrealized appreciation/depreciation 227,390,505 372,864,973
Change in net assets resulting from operations 290,991,189 425,912,105
Distributions to Shareholders From:
Distributable earnings:
Class II — —
Change in net assets from shareholder distributions — —
Change in net assets from capital transactions (416,671,179) (392,732,886)
Change in net assets (125,679,990) 33,179,219
Net Assets:
Beginning of year 2,823,591,753 2,790,412,534
End of year $ 2,697,911,763 $ 2,823,591,753
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 38,464,488 $ 27,179,523
Dividends reinvested — —
Cost of shares redeemed (455,135,667) (419,912,409)
Total Class II Shares (416,671,179) (392,732,886)
Change in net assets from capital transactions $ (416,671,179) $ (392,732,886)
SHARE TRANSACTIONS:
Class II Shares
Issued 3,378,969 2,592,310
Reinvested — —
Redeemed (39,280,797) (40,232,801)
Total Class II Shares (35,901,828) (37,640,491)
Total change in shares (35,901,828) (37,640,491)

Fund of Funds - December 31, 2025 - Statements of Changes in Net Assets - 17
NVIT Managed American Funds Growth-
Income Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 3,576,190 $ 5,641,889
99,142,868 44,156,063
(26,889,006) 95,438,136
75,830,052 145,236,088
(39,339,470) (32,424,645)
(39,339,470) (32,424,645)
(71,950,064) (97,299,111)
(35,459,482) 15,512,332
749,057,116 733,544,784
$ 713,597,634 $ 749,057,116
$ 30,319,168 $ 11,724,221
39,339,470 32,424,645
(141,608,702) (141,447,977)
(71,950,064) (97,299,111)
$ (71,950,064) $ (97,299,111)
1,997,772 746,204
2,369,848 2,085,186
(8,486,247) (9,037,425)
(4,118,627) (6,206,035)
(4,118,627) (6,206,035)

18 - Financial Highlights - December 31, 2025 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Managed Global Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
12/31/2025 $ 12.40 $ 0.37 $ 1.47 $ 1.84 $ — $ — $ — $ 14.24 14.84% $ 325,835 0.45% 2.80% 1.29% 12.71%
12/31/2024 11.55 0.12 0.73 0.85 — — — 12.40 7.36% 329,998 0.45% 1.02% 1.29% 10.42%
12/31/2023 10.33 0.20 1.02 1.22 — — — 11.55 11.81% 342,628 0.45% 1.83% 1.29% 3.93%
12/31/2022 12.13 (0.04) (1.76) (1.80) — — — 10.33 (14.84)% 334,538 0.45% (0.37)% 1.29% 6.33%
12/31/2021 12.04 0.05 0.49 0.54 (0.45) — (0.45) 12.13 4.43% 394,088 0.45% 0.44% 1.29% 6.74%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fund of Funds - December 31, 2025 - Financial Highlights - 19
The accompanying notes are an integral part of these financial statements.
NVIT iShares
®
Fixed Income ETF Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
12/31/2025 $ 9.34 $ 0.34 $ 0.25 $ 0.59 $ (0.31) $ — $ (0.31) $ 9.62 6.33% $ 85,305 0.67% 3.47% 0.72% 7.80%
12/31/2024 9.53 0.31 (0.23) 0.08 (0.27) — (0.27) 9.34 0.81% 70,209 0.67% 3.29% 0.75% 2.64%
12/31/2023 9.29 0.26 0.22 0.48 (0.24) — (0.24) 9.53 5.22% 51,313 0.67% 2.81% 0.79% 5.33%
12/31/2022 10.97 0.18 (1.69) (1.51) (0.17) — (0.17) 9.29 (13.74)% 38,622 0.67% 1.79% 0.81% 14.54%
12/31/2021 11.30 0.13 (0.36) (0.23) (0.10) — (0.10) 10.97 (2.02)% 42,094 0.67% 1.19% 0.97% 7.69%
Class Y Shares
12/31/2025 9.21 0.39 0.24 0.63 (0.32) — (0.32) 9.52 6.88% 12,745 0.17% 4.05% 0.22% 7.80%
12/31/2024 9.39 0.37 (0.24) 0.13 (0.31) — (0.31) 9.21 1.36% 6,705 0.17% 3.87% 0.25% 2.64%
12/31/2023 9.15 0.31 0.22 0.53 (0.29) — (0.29) 9.39 5.77% 3,761 0.17% 3.37% 0.29% 5.33%
12/31/2022 10.81 0.22 (1.66) (1.44) (0.22) — (0.22) 9.15 (13.31)% 2,489 0.17% 2.30% 0.31% 14.54%
12/31/2021 11.14 0.19 (0.37) (0.18) (0.15) — (0.15) 10.81 (1.59)% 2,574 0.17% 1.70% 0.48% 7.69%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

20 - Financial Highlights - December 31, 2025 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT iShares
®
Global Equity ETF Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
12/31/2025 $ 18.19 $ 0.26 $ 3.02 $ 3.28 $ (0.27) $ (0.02) $ (0.29) $ 21.18 18.00% $ 97,715 0.67% 1.33% 0.71% 16.94%
12/31/2024 15.92 0.23 2.25 2.48 (0.21) — (0.21) 18.19 15.57% 82,643 0.67% 1.29% 0.73% 12.38%
12/31/2023 13.39 0.23 2.51 2.74 (0.21) — (0.21) 15.92 20.48% 62,870 0.67% 1.56% 0.76% 12.44%
12/31/2022 16.26 0.23 (2.88) (2.65) (0.22) — (0.22) 13.39 (16.33)%(h) 45,331 0.67% 1.64% 0.79% 13.66%
12/31/2021 13.51 0.28 2.66 2.94 (0.18) (0.01) (0.19) 16.26 21.79%(h) 45,409 0.64% 1.80% 0.94% 14.50%
Class Y Shares
12/31/2025 17.29 0.34 2.87 3.21 (0.29) (0.02) (0.31) 20.19 18.57% 11,193 0.17% 1.83% 0.21% 16.94%
12/31/2024 15.13 0.29 2.16 2.45 (0.29) — (0.29) 17.29 16.19% 11,571 0.17% 1.73% 0.23% 12.38%
12/31/2023 12.73 0.28 2.40 2.68 (0.28) — (0.28) 15.13 21.05% 8,521 0.17% 2.04% 0.26% 12.44%
12/31/2022 15.48 0.28 (2.75) (2.47) (0.28) — (0.28) 12.73 (15.96)% 5,347 0.17% 2.12% 0.29% 13.66%
12/31/2021 12.85 0.31 2.57 2.88 (0.24) (0.01) (0.25) 15.48 22.42% 5,202 0.17% 2.11% 0.51% 14.50%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fund of Funds - December 31, 2025 - Financial Highlights - 21
The accompanying notes are an integral part of these financial statements.
NVIT Managed American Funds Asset Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class II Shares
12/31/2025 $ 11.09 $ 0.16 $ 1.09 $ 1.25 $ — $ — $ — $ 12.34 11.27% $ 2,697,912 0.68% 1.38% 0.68% 17.55%
12/31/2024 9.55 0.17 1.37 1.54 — — — 11.09 16.13% 2,823,592 0.68% 1.58% 0.68% 11.67%
12/31/2023 8.86 0.15 1.32 1.47 — (0.78) (0.78) 9.55 17.22% 2,790,413 0.68% 1.68% 0.68% 10.72%
12/31/2022 13.57 0.12 (2.03) (1.91) — (2.80) (2.80) 8.86 (14.30)% 2,658,674 0.69% 1.11% 0.69% 18.36%
12/31/2021 12.04 0.03 1.50 1.53 — — — 13.57 12.71% 3,242,649 0.68% 0.24% 0.68% 111.63%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

22 - Financial Highlights - December 31, 2025 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT Managed American Funds Growth-Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class II Shares
12/31/2025 $ 16.42 $ 0.08 $ 1.64 $ 1.72 $ — $ (0.94) $ (0.94) $ 17.20 10.66% $ 713,598 0.69% 0.49% 0.69% 21.80%
12/31/2024 14.16 0.12 2.86 2.98 — (0.72) (0.72) 16.42 21.33% 749,057 0.69% 0.75% 0.69% 7.15%
12/31/2023 12.24 0.14 2.75 2.89 — (0.97) (0.97) 14.16 24.31% 733,545 0.69% 1.05% 0.69% 10.47%
12/31/2022 14.47 0.11 (2.34) (2.23) — — — 12.24 (15.41)% 645,973 0.69% 0.87% 0.69% 5.56%
12/31/2021 11.84 0.08 2.58 2.66 (0.03) — (0.03) 14.47 22.45% 743,472 0.69% 0.63% 0.69% 10.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

Fund of Funds - December 31, 2025 - Notes to Financial Statements - 23
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2025, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT BlackRock Managed Global Allocation Fund ("BlackRock Managed Global Allocation")
NVIT iShares
®
Fixed Income ETF Fund ("iShares Fixed Income")
NVIT iShares
®
Global Equity ETF Fund ("iShares Global Equity")
NVIT Managed American Funds Asset Allocation Fund ("Managed American Asset Allocation")
NVIT Managed American Funds Growth-Income Fund ("Managed American Growth-Income")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of BlackRock Managed Global Allocation, Managed American Asset Allocation, and Managed American Growth-Income.
Shares of iShares Fixed Income and iShares Global Equity are held by separate accounts established by NLIC, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that each Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (including exchange traded funds ("ETFs")) (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
Each Underlying Fund held by iShares Fixed Income and iShares Global Equity is sponsored by BlackRock Fund Advisors (the
“iShares ETF Underlying Funds”).
The Funds, as applicable, currently offer Class II and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

24 - Notes to Financial Statements - December 31, 2025 - Fund of Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.”
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other unaffiliated mutual funds (including ETFs), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available at the Securities and Exchange Commission's (the
"SEC") website at www.sec.gov. In addition, the financial statements of the Underlying Funds are available on the SEC's website.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2025. Please refer to the Statements of Investments for additional information on portfolio holdings.
BlackRock Managed Global Allocation
Level 1 Level 2 Level 3 Total
Assets:
Investment Company $ 306,397,645 $ – $ – $ 306,397,645
Total Assets $ 306,397,645 $ – $ – $ 306,397,645
Liabilities:
Futures Contracts# $ (123,494) $ – $ – $ (123,494)
Total Liabilities $ (123,494) $ – $ – $ (123,494)
Total $ 306,274,151 $ – $ – $ 306,274,151
iShares Fixed Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 97,946,442 $ – $ – $ 97,946,442
Repurchase Agreements – 10,941,628 – 10,941,628
Total $ 97,946,442 $ 10,941,628 $ – $ 108,888,070

Fund of Funds - December 31, 2025 - Notes to Financial Statements - 25
For additional information about the unaffiliated Underlying Funds’ valuation policies, please refer to the unaffiliated funds’ most recent annual or semi-annual report. BlackRock Managed Global Allocation's Underlying Fund's most recent annual or semi-
annual report can be found at www.blackrock.com. iShares ETF Underlying Funds’ most recent annual or semi-annual report to shareholders can be found at www.ishares.com. Managed American Asset Allocation's and Managed American Growth-Income's
Underlying Funds' most recent annual or semi-annual report can be found at www.americanfunds.com.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2025, the Funds did not have overdrawn balances.
(c) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently
iShares Global Equity
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 108,914,287 $ – $ – $ 108,914,287
Repurchase Agreements – 14,836,106 – 14,836,106
Total $ 108,914,287 $ 14,836,106 $ – $ 123,750,393
Managed American Asset Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 5,380 $ – $ – $ 5,380
Investment Companies 2,544,314,165 – – 2,544,314,165
Total Assets $ 2,544,319,545 $ – $ – $ 2,544,319,545
Liabilities:
Futures Contracts# $ (770,971) $ – $ – $ (770,971)
Total Liabilities $ (770,971) $ – $ – $ (770,971)
Total $ 2,543,548,574 $ – $ – $ 2,543,548,574
Managed American Growth-Income
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 22,353 $ – $ – $ 22,353
Investment Company 677,400,947 – – 677,400,947
Total Assets $ 677,423,300 $ – $ – $ 677,423,300
Liabilities:
Futures Contracts# $ (25,257) $ – $ – $ (25,257)
Total Liabilities $ (25,257) $ – $ – $ (25,257)
Total $ 677,398,043 $ – $ – $ 677,398,043
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

26 - Notes to Financial Statements - December 31, 2025 - Fund of Funds
manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2025:
BlackRock Managed Global Allocation
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (123,494)
Total $ (123,494)
Managed American Asset Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 5,380
Total $ 5,380
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (770,971)
Total $ (770,971)
Managed American Growth-Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 22,353
Total $ 22,353

Fund of Funds - December 31, 2025 - Notes to Financial Statements - 27
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2025:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2025:
The following is a summary of the Funds' average volume of derivative instruments held for the year ended December 31, 2025:
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (25,257)
Total $ (25,257)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
BlackRock Managed Global Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (9,304,050)
Total $ (9,304,050)
Managed American Asset Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (100,761,028)
Total $ (100,761,028)
Managed American Growth-Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (38,208,120)
Total $ (38,208,120)
BlackRock Managed Global Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (158,568)
Total $ (158,568)
Managed American Asset Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (1,394,558)
Total $ (1,394,558)
Managed American Growth-Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 973,737
Total $ 973,737
BlackRock Managed Global Allocation
Futures Contracts:
Average Notional Balance Long $ 26,549,778
Average Notional Balance Short $ 12,816,731
Managed American Asset Allocation
Futures Contracts:
Average Notional Balance Long $ 159,978,067
Average Notional Balance Short $ 138,537,923

28 - Notes to Financial Statements - December 31, 2025 - Fund of Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of December 31, 2025, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(d) Securities Lending
During the year ended December 31, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
Managed American Growth-Income
Futures Contracts:
Average Notional Balance Long $ 24,681,951
Average Notional Balance Short $ 40,189,687
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
iShares Fixed Income $ 10,941,628
iShares Global Equity 14,836,106

Fund of Funds - December 31, 2025 - Notes to Financial Statements - 29
As of December 31, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(e) Joint Repurchase Agreements
During the year ended December 31, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2025, the joint repos on a gross basis were as follows:
BofA Securities, Inc., 3.85%, dated 12/31/2025, due 1/2/2026, repurchase price $50,010,694, collateralized by U.S. Government
Agency Securities, ranging from 1.34% - 5.25%, maturing 10/20/2034 - 2/20/2073; total market value $51,000,000.
Cantor Fitzgerald & Co., 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $131,688,142, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 8.50%, maturing 3/1/2026 - 11/20/2075; total market value
$134,293,264.
CF Secured, LLC, 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $215,045,867, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 1.13% - 7.50%, maturing 3/31/2026 - 4/20/2071; total market value $219,346,790.
Citi Global Market, Inc., 3.81%, dated 12/31/2025, due 1/2/2026, repurchase price $138,529,316, collateralized by U.S.
Government Treasury Securities, ranging from 2.38% - 4.25%, maturing 2/15/2028 - 10/31/2029; total market value
$141,270,038.
iShares Fixed Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BofA Securities, Inc. $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Cantor Fitzgerald &
Co. 9,441,628 – 9,441,628 (9,441,628) –
Citi Global Market,
Inc. 500,000 – 500,000 (500,000) –
Total $ 10,941,628 $ – $ 10,941,628 $ (10,941,628) $ –

30 - Notes to Financial Statements - December 31, 2025 - Fund of Funds
(f) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
(g) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2025 are primarily attributable to investments in regulated investment companies and consent dividends. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2025 may primarily be attributable to outstanding straddle loss deferrals and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2025 were as follows:
iShares Global Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BofA Securities, Inc. $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Cantor Fitzgerald &
Co. 9,836,106 – 9,836,106 (9,836,106) –
CF Secured, LLC 2,000,000 – 2,000,000 (2,000,000) –
Citi Global Market,
Inc. 2,000,000 – 2,000,000 (2,000,000) –
Total $ 14,836,106 $ – $ 14,836,106 $ (14,836,106) $ –
* As of December 31, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.
Fund Capital
Total
Distributable
Earnings (Loss)
BlackRock Managed Global Allocation $ 23,171,845 $ (23,171,845)
iShares Fixed Income – –
iShares Global Equity – –
Managed American Asset Allocation 45,485,547 (45,485,547)
Managed American Growth-Income 6,416,028 (6,416,028)

Fund of Funds - December 31, 2025 - Notes to Financial Statements - 31
(h) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
As of December 31, 2025, the estimated maximum amounts each Fund may claim as consent dividends for 2025 are as follows:
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax
Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the year ended December 31, 2025, the Funds did not pay a significant amount of foreign or U.S.
federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
(i) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(j) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
Fund
Ordinary Distribution
Available for Consent
Dividend
BlackRock Managed Global Allocation $ 27,948,381
iShares Fixed Income —
iShares Global Equity —
Managed American Asset Allocation 77,840,947
Managed American Growth-Income 10,155,064

32 - Notes to Financial Statements - December 31, 2025 - Fund of Funds
As of December 31, 2025, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving investment advisory fees of the Funds according to the following schedule until the earlier of April 30, 2026 or the Funds cease to operate as a “fund-of-funds”.
During the year ended December 31, 2025, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the year ended December 31, 2025, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
1
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $178,853 during the year ended December 31, 2025.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services
Fund Subadviser
BlackRock Managed Global Allocation Nationwide Asset Management, LLC (“NWAM”) (a)
iShares Fixed Income BlackRock Investment Management, LLC ("BlackRock")
iShares Global Equity BlackRock
Managed American Asset Allocation NWAM (a)
Managed American Growth-Income NWAM (a)
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
BlackRock Managed Global Allocation All assets 0.74%
iShares Fixed Income All assets 0.11%
iShares Global Equity All assets 0.11%
Managed American Asset Allocation Up to $2 billion 0.15%
$2 billion and more 0.14%
Managed American Growth-Income Up to $500 million 0.15%
$500 million and more 0.14%
Fund
Advisory Fee
Waiver
(annual rate)
BlackRock Managed Global Allocation 0.59%
Fund Amount
BlackRock Managed Global Allocation $ 1,907,031
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
BlackRock Managed Global Allocation 0.74% 0.15% 0.15%
iShares Fixed Income 0.11 N/A 0.06
iShares Global Equity 0.11 N/A 0.07
Managed American Asset Allocation 0.15 N/A 0.15
Managed American Growth-Income 0.15 N/A 0.15
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.

Fund of Funds - December 31, 2025 - Notes to Financial Statements - 33
fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2026.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2026.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, but including acquired fund fees and expenses) from exceeding the amounts listed in the following table until at least April 30, 2026.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
A
During the year ended December 31, 2025, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Fund Classes
Amount
(annual rate)
iShares Fixed Income All Classes 0.17%
iShares Global Equity All Classes 0.17
Managed American Asset Allocation All Classes 0.23
Managed American Growth-Income Class II 0.22
Fund Classes
Amount
(annual rate)
BlackRock Managed Global Allocation Class II 1.19%
Fund Classes
Amount
(annual rate)
Managed American Asset Allocation Class II 1.11%
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount Total
BlackRock Managed Global Allocation $ — $ — $ — $ —
iShares Fixed Income 57,222 50,935 46,478 154,635
iShares Global Equity 56,338 48,598 43,364 148,300
Managed American Asset Allocation — — — —
Managed American Growth-Income — — — —

34 - Notes to Financial Statements - December 31, 2025 - Fund of Funds
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2025, NFM earned an aggregate of $1,098,650 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2025, the Funds' aggregate portion of such costs amounted to $17,509.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II shares of each Fund. Class Y shares do not pay a distribution fee.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2026:
During the year ended December 31, 2025, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class II shares of each Fund.
For the year ended December 31, 2025, the effective rates for administrative services fees were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Distribution
Fee Waiver
(Annual Rate)
BlackRock Managed Global Allocation 0.25%
Fund Amount
BlackRock Managed Global Allocation $ 808,061
Fund Class II
BlackRock Managed Global Allocation 0.25%
iShares Fixed Income 0.25
iShares Global Equity 0.25
Managed American Asset Allocation 0.25
Managed American Growth-Income 0.25

Fund of Funds - December 31, 2025 - Notes to Financial Statements - 35
For the year ended December 31, 2025, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the year ended December 31, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2025, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended December 31, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the iShares Fixed Income and iShares Global Equity invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.
In addition, information about the risks of an investment in each Underlying Fund may be found in such Underlying Fund’s annual or semi-annual report to shareholders, which is available at www.ishares.com for iShares Fixed Income and iShares Global Equity
or at the SEC's website at www.sec.gov. Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such Underlying Fund’s annual or semi-annual report to shareholders.
BlackRock Managed Global Allocation, Managed American Asset Allocation and Managed American Growth-Income each concentrates its investments primarily in a single Underlying Fund. Therefore, each Fund has the same principal risks as the
Underlying Fund. Information about each Underlying Fund’s risks may be found in such Underlying Fund’s annual or semi-
Fund Amount
BlackRock Managed Global Allocation $ 808,061
iShares Fixed Income 191,795
iShares Global Equity 222,113
Managed American Asset Allocation 6,822,387
Managed American Growth-Income 1,813,496
Fund Purchases
*
Sales
BlackRock Managed Global Allocation $ 39,045,194 $ 68,775,790
iShares Fixed Income 25,617,246 6,787,527
iShares Global Equity 16,839,855 16,786,078
Managed American Asset Allocation 451,710,576 725,988,821
Managed American Growth-Income 151,800,991 186,799,367
* Purchases include reinvestments of income and realized gain distributions, as applicable.

36 - Notes to Financial Statements - December 31, 2025 - Fund of Funds
annual report to shareholders which can be found at www.blackrock.com for BlackRock Managed Global Allocation and www.
americanfunds.com for Managed American Asset Allocation and Managed American Growth-Income or at the SEC's website at
www.sec.gov. The relative concentration in each Underlying Fund also may affect the direct performance of each Fund, positively or negatively, and may have a greater risk of loss.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Other Matters
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2025 was as follows:
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
BlackRock Managed Global Allocation $ – $ – $ – $ – $ –
iShares Fixed Income 3,087,041 – 3,087,041 – 3,087,041
iShares Global Equity 1,471,958 – 1,471,958 – 1,471,958
Managed American Asset Allocation – – – – –
Managed American Growth-Income 7,015,886 32,323,584 39,339,470 – 39,339,470
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
BlackRock Managed Global Allocation $ – $ – $ – $ – $ –
iShares Fixed Income 2,159,730 – 2,159,730 – 2,159,730
iShares Global Equity 1,121,812 – 1,121,812 – 1,121,812
Managed American Asset Allocation – – – – –
Managed American Growth-Income – 32,424,645 32,424,645 – 32,424,645
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

Fund of Funds - December 31, 2025 - Notes to Financial Statements - 37
As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2025, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2025.
During the year ended December 31, 2025, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)*
Total
Accumulated
Earnings
(Deficit)
BlackRock Managed Global Allocation $ 27,948,381 $ – $ 27,948,381 $ – $ (15,319,371) 21,935,885 34,564,895
iShares Fixed Income 684 – 684 – (216,060) (5,556,760) (5,772,136)
iShares Global Equity 297,879 207,386 505,265 – – 33,366,423 33,871,688
Managed American Asset Allocation 77,840,947 42,613,252 120,454,199 – – 147,388,848 267,843,047
Managed American Growth-Income 19,068,327 122,223,152 141,291,479 – – 161,126,125 302,417,604
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
BlackRock Managed Global Allocation $ 284,338,266 $ 22,092,381 $ (156,496) $ 21,935,885
iShares Fixed Income 114,444,829 (9,122) (5,547,637) (5,556,759)
iShares Global Equity 90,383,970 33,366,423 – 33,366,423
Managed American Asset Allocation 2,317,142,656 245,318,049 (18,912,131) 226,405,918
Managed American Growth-Income 477,728,458 199,696,130 (26,545) 199,669,585
Fund Amount
BlackRock Managed Global Allocation $ (15,319,371)
iShares Fixed Income (216,060)
Fund Utilized
Managed American Asset Allocation $ 14,405,705

38 - Report of Independent Registered Public Accounting Firm - December 31, 2025 - Fund of Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT BlackRock Managed Global
Allocation Fund, NVIT iShares Fixed Income ETF Fund, NVIT iShares Global Equity ETF Fund, NVIT Managed American
Funds Asset Allocation Fund and NVIT Managed American Funds Growth-Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT
BlackRock Managed Global Allocation Fund, NVIT iShares Fixed Income ETF Fund, NVIT iShares Global Equity ETF Fund, NVIT
Managed American Funds Asset Allocation Fund and NVIT Managed American Funds Growth-Income Fund (five of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2026
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Fund of Funds - December 31, 2025 (Unaudited) - Supplemental Information - 39
Other Federal Tax Information
For the year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.
For the taxable year ended December 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2025, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2025, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
BlackRock Managed Global Allocation 3 .52%
iShares Fixed Income –
iShares Global Equity 41 .17
Managed American Asset Allocation 48 .57
Managed American Growth-Income 41 .46
Fund Amount
BlackRock Managed Global Allocation $ –
iShares Fixed Income –
iShares Global Equity –
Managed American Asset Allocation –
Managed American Growth-Income 32,323,584
Fund Amount Per Share
BlackRock Managed Global Allocation $ – $ –
iShares Fixed Income – –
iShares Global Equity 449,590 0.0870
Managed American Asset Allocation – –
Managed American Growth-Income – –
Fund Amount Per Share
BlackRock Managed Global Allocation $ – $ –
iShares Fixed Income – –
iShares Global Equity 38,039 0.0074
Managed American Asset Allocation – –
Managed American Growth-Income – –

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-FOF (2-26)

Annual Financial Statements
December 31, 2025
Nationwide Variable Insurance Trust
Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Equity and Options Total Return Fund
(formerly, NVIT AQR Large Cap Defensive Style Fund )
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may choose this option by:
- Calling 1-800-848-6331
- Logging into your account at https://www.nationwide.com/personal/investing/mutual-funds/
and choosing ‘Log in’, or by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form
N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and
N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust also makes this information available to investors on https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.
The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available:
- By calling 1-800-848-0920
- On the Fund’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the SEC’s website at http://www.sec.gov
Funds are required to disclose proxy votes using the issuer’s proxy card language and order, categorize votes by topic, and report shares voted versus shares loaned but not recalled.
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 1-800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and is not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company.
©2026 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 26
Statements of Operations 34
Statements of Changes in Net Assets 38
Financial Highlights 48
Notes to Financial Statements 56
Report of Independent Registered Public Accounting Firm 77
Supplemental Information 78

2 - Statement of Investments - December 31, 2025 - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks 91 .7%
Shares Value ($)
Aerospace & Defense 2 .0%
Axon Enterprise, Inc.*(a) 3,055 1,735,026
Boeing Co. (The)* 30,490 6,619,989
GE Aerospace 41,170 12,681,595
General Dynamics Corp. 9,846 3,314,754
Howmet Aerospace, Inc. 15,737 3,226,400
Huntington Ingalls Industries,
Inc. 1,554 528,469
L3Harris Technologies, Inc. 7,435 2,182,693
Lockheed Martin Corp. 8,020 3,879,034
Northrop Grumman Corp. 5,254 2,995,883
RTX Corp. 52,255 9,583,567
Textron, Inc. 6,870 598,858
TransDigm Group, Inc. 2,178 2,896,413
50,242,681
Air Freight & Logistics 0 .3%
CH Robinson Worldwide, Inc. 4,666 750,106
Expeditors International of
Washington, Inc. 5,157 768,445
FedEx Corp. 8,570 2,475,530
United Parcel Service, Inc.,
Class B 28,734 2,850,125
6,844,206
Automobile Components 0 .0%
†
Aptiv plc* 8,418 640,526
Automobiles 2 .2%
Ford Motor Co. 152,601 2,002,125
General Motors Co. 36,302 2,952,079
Tesla, Inc.* 109,686 49,327,988
54,282,192
Banks 3 .4%
Bank of America Corp. 261,614 14,388,770
Citigroup, Inc. 69,530 8,113,456
Citizens Financial Group, Inc. 16,957 990,458
Fifth Third Bancorp(a) 26,629 1,246,504
Huntington Bancshares, Inc.
(a) 62,824 1,089,996
JPMorgan Chase & Co. 106,232 34,230,075
KeyCorp 35,458 731,853
M&T Bank Corp. 5,896 1,187,926
PNC Financial Services
Group, Inc. (The) 14,985 3,127,819
Regions Financial Corp. 35,637 965,763
Truist Financial Corp. 50,042 2,462,567
US Bancorp(a) 60,751 3,241,673
Wells Fargo & Co. 122,260 11,394,632
83,171,492
Beverages 0 .9%
Brown-Forman Corp., Class
B(a) 5,907 153,936
Coca-Cola Co. (The) 151,207 10,570,881
Constellation Brands, Inc.,
Class A 5,520 761,539
Keurig Dr Pepper, Inc.(a) 52,674 1,475,399
Molson Coors Beverage Co.,
Class B 6,463 301,693
Monster Beverage Corp.* 28,403 2,177,658
PepsiCo, Inc. 53,447 7,670,714
23,111,820
Common Stocks
Shares Value ($)
Biotechnology 1 .5%
AbbVie, Inc. 68,964 15,757,584
Amgen, Inc. 21,017 6,879,074
Biogen, Inc.* 5,753 1,012,471
Gilead Sciences, Inc. 48,439 5,945,403
Incyte Corp.*(a) 6,216 613,954
Moderna, Inc.*(a) 14,264 420,646
Regeneron Pharmaceuticals,
Inc. 3,947 3,046,571
Vertex Pharmaceuticals, Inc.* 10,009 4,537,680
38,213,383
Broadline Retail 3 .6%
Amazon.com, Inc.* 379,755 87,655,049
eBay, Inc. 17,467 1,521,376
89,176,425
Building Products 0 .4%
A O Smith Corp. 4,826 322,763
Allegion plc 3,139 499,791
Builders FirstSource, Inc.* 4,627 476,072
Carrier Global Corp. 30,818 1,628,423
Johnson Controls International
plc 23,708 2,839,033
Lennox International, Inc.(a) 1,258 610,860
Masco Corp. 8,269 524,751
Trane Technologies plc 8,649 3,366,191
10,267,884
Capital Markets 3 .2%
Ameriprise Financial, Inc. 3,620 1,775,031
Ares Management Corp.,
Class A 7,949 1,284,797
Bank of New York Mellon
Corp. (The) 27,042 3,139,306
Blackrock, Inc. 5,622 6,017,451
Blackstone, Inc. 28,775 4,435,379
Cboe Global Markets, Inc. 3,973 997,223
Charles Schwab Corp. (The) 65,014 6,495,549
CME Group, Inc. 14,069 3,841,963
Coinbase Global, Inc., Class
A*(a) 8,982 2,031,189
FactSet Research Systems,
Inc. 1,515 439,638
Franklin Resources, Inc.(a) 12,909 308,396
Goldman Sachs Group, Inc.
(The) 11,684 10,270,236
Interactive Brokers Group,
Inc., Class A 17,652 1,135,200
Intercontinental Exchange, Inc. 22,346 3,619,158
Invesco Ltd. 18,349 482,028
KKR & Co., Inc. 26,782 3,414,169
Moody's Corp. 6,010 3,070,209
Morgan Stanley 47,362 8,408,176
MSCI, Inc., Class A 2,908 1,668,407
Nasdaq, Inc. 17,359 1,686,080
Northern Trust Corp. 7,411 1,012,268
Raymond James Financial,
Inc.(a) 6,848 1,099,720
Robinhood Markets, Inc.,
Class A* 30,783 3,481,557
S&P Global, Inc. 12,199 6,375,075
State Street Corp. 10,975 1,415,885

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2025 - Statement of Investments - 3
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 8,723 893,061
78,797,151
Chemicals 0 .9%
Air Products & Chemicals, Inc. 8,688 2,146,110
Albemarle Corp. 4,758 672,972
CF Industries Holdings, Inc.(a) 5,840 451,666
Corteva, Inc.(a) 26,346 1,765,972
Dow, Inc. 27,485 642,599
DuPont de Nemours, Inc. 16,258 653,572
Ecolab, Inc. 9,965 2,616,012
International Flavors &
Fragrances, Inc.(a) 9,714 654,626
Linde plc 18,305 7,805,069
LyondellBasell Industries NV,
Class A 10,215 442,310
Mosaic Co. (The) 12,281 295,849
PPG Industries, Inc. 8,229 843,143
Sherwin-Williams Co. (The) 8,982 2,910,437
21,900,337
Commercial Services & Supplies 0 .4%
Cintas Corp. 13,227 2,487,602
Copart, Inc.* 35,590 1,393,348
Republic Services, Inc., Class
A 7,985 1,692,261
Rollins, Inc. 11,003 660,400
Veralto Corp. 9,684 966,270
Waste Management, Inc. 14,468 3,178,764
10,378,645
Communications Equipment 0 .8%
Arista Networks, Inc.* 40,234 5,271,861
Cisco Systems, Inc. 153,715 11,840,667
F5, Inc.* 2,277 581,227
Motorola Solutions, Inc. 6,504 2,493,113
20,186,868
Construction & Engineering 0 .2%
Comfort Systems USA, Inc. 1,357 1,266,474
EMCOR Group, Inc. 1,702 1,041,267
Quanta Services, Inc. 5,817 2,455,123
4,762,864
Construction Materials 0 .3%
CRH plc(a) 26,029 3,248,419
Martin Marietta Materials, Inc. 2,351 1,463,873
Vulcan Materials Co. 5,217 1,487,993
6,200,285
Consumer Finance 0 .6%
American Express Co. 20,966 7,756,372
Capital One Financial Corp. 24,965 6,050,517
Synchrony Financial 14,282 1,191,547
14,998,436
Consumer Staples Distribution & Retail 1 .6%
Costco Wholesale Corp. 17,313 14,929,692
Dollar General Corp. 8,810 1,169,704
Dollar Tree, Inc.* 7,649 940,903
Kroger Co. (The) 23,711 1,481,463
Sysco Corp. 18,818 1,386,698
Target Corp. 17,426 1,703,392
Walmart, Inc. 171,348 19,089,881
40,701,733
Common Stocks
Shares Value ($)
Containers & Packaging 0 .2%
Amcor plc(a) 92,823 774,144
Avery Dennison Corp. 2,929 532,727
Ball Corp. 10,746 569,216
International Paper Co. 20,785 818,721
Packaging Corp. of America 3,409 703,038
Smurfit WestRock plc 19,547 755,882
4,153,728
Distributors 0 .0%
†
Genuine Parts Co.(a) 5,384 662,017
Pool Corp. 1,399 320,021
982,038
Diversified Telecommunication Services 0 .6%
AT&T, Inc. 276,314 6,863,640
Verizon Communications, Inc. 164,598 6,704,076
13,567,716
Electric Utilities 1 .4%
Alliant Energy Corp.(a) 9,538 620,065
American Electric Power Co.,
Inc. 20,599 2,375,271
Constellation Energy Corp. 12,196 4,308,481
Duke Energy Corp. 30,357 3,558,144
Edison International 15,148 909,183
Entergy Corp. 17,796 1,644,884
Evergy, Inc. 9,160 664,008
Eversource Energy 14,985 1,008,940
Exelon Corp. 39,252 1,710,995
FirstEnergy Corp.(a) 19,920 891,818
NextEra Energy, Inc. 81,572 6,548,600
NRG Energy, Inc. 7,404 1,179,013
PG&E Corp. 82,944 1,332,910
Pinnacle West Capital Corp.(a) 4,515 400,481
PPL Corp.(a) 29,860 1,045,697
Southern Co. (The) 42,944 3,744,717
Xcel Energy, Inc. 22,866 1,688,883
33,632,090
Electrical Equipment 0 .8%
AMETEK, Inc. 9,016 1,851,075
Eaton Corp. plc 15,198 4,840,715
Emerson Electric Co. 21,971 2,915,991
GE Vernova, Inc. 10,528 6,880,785
Generac Holdings, Inc.*(a) 2,432 331,652
Hubbell, Inc., Class B 2,106 935,296
Rockwell Automation, Inc. 4,374 1,701,792
19,457,306
Electronic Equipment, Instruments & Components 0 .7%
Amphenol Corp., Class A 47,663 6,441,178
CDW Corp. 4,923 670,513
Corning, Inc. 30,431 2,664,538
Jabil, Inc. 4,077 929,638
Keysight Technologies, Inc.* 6,622 1,345,524
TE Connectivity plc 11,535 2,624,328
Teledyne Technologies, Inc.* 1,888 964,258
Trimble, Inc.* 9,416 737,744
Zebra Technologies Corp.,
Class A*(a) 1,953 474,227
16,851,948
Energy Equipment & Services 0 .2%
Baker Hughes Co., Class A 38,487 1,752,698
Halliburton Co. 34,037 961,886

4 - Statement of Investments - December 31, 2025 - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
SLB Ltd. 58,243 2,235,366
4,949,950
Entertainment 1 .3%
Electronic Arts, Inc. 8,958 1,830,388
Live Nation Entertainment,
Inc.*(a) 6,349 904,733
Netflix, Inc.* 165,165 15,485,870
Take-Two Interactive Software,
Inc.* 6,708 1,717,449
TKO Group Holdings, Inc.,
Class A 2,503 523,127
Walt Disney Co. (The) 69,511 7,908,267
Warner Bros Discovery, Inc.* 96,650 2,785,453
31,155,287
Financial Services 3 .6%
Apollo Global Management,
Inc.(a) 17,964 2,600,469
Berkshire Hathaway, Inc.,
Class B* 71,586 35,982,703
Block, Inc., Class A* 21,569 1,403,926
Corpay, Inc.*(a) 2,708 814,918
Fidelity National Information
Services, Inc. 20,447 1,358,908
Fiserv, Inc.* 21,595 1,450,536
Global Payments, Inc. 9,644 746,445
Jack Henry & Associates, Inc. 2,718 495,981
Mastercard, Inc., Class A 32,002 18,269,302
PayPal Holdings, Inc. 37,296 2,177,340
Visa, Inc., Class A 65,818 23,083,031
88,383,559
Food Products 0 .4%
Archer-Daniels-Midland Co. 18,221 1,047,525
Bunge Global SA(a) 4,893 435,868
Campbell's Co. (The)(a) 7,200 200,664
Conagra Brands, Inc.(a) 20,575 356,153
General Mills, Inc. 21,721 1,010,027
Hershey Co. (The)(a) 5,628 1,024,183
Hormel Foods Corp. 12,154 288,050
J M Smucker Co. (The) 4,257 416,377
Kraft Heinz Co. (The) 32,242 781,869
Lamb Weston Holdings, Inc. 5,274 220,928
McCormick & Co., Inc. (Non-
Voting)(a) 9,656 657,670
Mondelez International, Inc.,
Class A(a) 50,169 2,700,597
Tyson Foods, Inc., Class A 11,388 667,565
9,807,476
Gas Utilities 0 .0%
†
Atmos Energy Corp. 6,407 1,074,005
Ground Transportation 0 .8%
CSX Corp. 72,409 2,624,826
JB Hunt Transport Services,
Inc. 3,045 591,765
Norfolk Southern Corp. 8,670 2,503,203
Old Dominion Freight Line, Inc. 7,420 1,163,456
Uber Technologies, Inc.* 81,411 6,652,093
Union Pacific Corp. 23,151 5,355,289
18,890,632
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 1 .9%
Abbott Laboratories 67,945 8,512,829
Align Technology, Inc.* 2,417 377,415
Baxter International, Inc.(a) 21,269 406,451
Becton Dickinson & Co. 11,338 2,200,366
Boston Scientific Corp.* 57,845 5,515,521
Cooper Cos., Inc. (The)* 8,083 662,483
Dexcom, Inc.* 15,046 998,603
Edwards Lifesciences Corp.* 22,584 1,925,286
GE HealthCare Technologies,
Inc. 17,736 1,454,707
Hologic, Inc.* 8,285 617,150
IDEXX Laboratories, Inc.* 3,149 2,130,393
Insulet Corp.* 2,848 809,515
Intuitive Surgical, Inc.* 13,832 7,833,891
Medtronic plc 50,019 4,804,825
ResMed, Inc.(a) 5,650 1,360,915
Solventum Corp.* 5,593 443,189
STERIS plc 3,708 940,052
Stryker Corp. 13,432 4,720,945
Zimmer Biomet Holdings, Inc. 7,865 707,221
46,421,757
Health Care Providers & Services 1 .5%
Cardinal Health, Inc. 9,322 1,915,671
Cencora, Inc. 7,569 2,556,430
Centene Corp.* 17,383 715,310
Cigna Group (The) 10,384 2,857,988
CVS Health Corp. 49,513 3,929,352
DaVita, Inc.*(a) 1,491 169,393
Elevance Health, Inc. 8,573 3,005,265
HCA Healthcare, Inc. 6,241 2,913,673
Henry Schein, Inc.*(a) 3,614 273,146
Humana, Inc. 4,851 1,242,487
Labcorp Holdings, Inc. 3,299 827,653
McKesson Corp. 4,852 3,980,047
Molina Healthcare, Inc.* 2,131 369,814
Quest Diagnostics, Inc. 4,230 734,032
UnitedHealth Group, Inc. 35,356 11,671,369
Universal Health Services,
Inc., Class B 2,317 505,152
37,666,782
Health Care REITs 0 .3%
Alexandria Real Estate
Equities, Inc.(a) 6,296 308,126
Healthpeak Properties, Inc. 27,143 436,460
Ventas, Inc.(a) 18,557 1,435,941
Welltower, Inc. 26,958 5,003,674
7,184,201
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc.(a) 25,870 458,675
Hotels, Restaurants & Leisure 1 .7%
Airbnb, Inc., Class A* 16,575 2,249,559
Booking Holdings, Inc. 1,252 6,704,873
Carnival Corp.* 40,997 1,252,049
Chipotle Mexican Grill, Inc.,
Class A* 50,439 1,866,243
Darden Restaurants, Inc.(a) 4,680 861,214
Domino's Pizza, Inc. 1,160 483,511
DoorDash, Inc., Class A*(a) 14,688 3,326,538
Expedia Group, Inc. 4,614 1,307,192

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2025 - Statement of Investments - 5
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings,
Inc. 9,104 2,615,124
Las Vegas Sands Corp. 11,936 776,914
Marriott International, Inc.,
Class A 8,686 2,694,745
McDonald's Corp. 27,858 8,514,241
MGM Resorts International*(a) 7,576 276,448
Norwegian Cruise Line
Holdings Ltd.*(a) 18,657 416,424
Royal Caribbean Cruises Ltd.
(a) 9,811 2,736,484
Starbucks Corp. 44,375 3,736,819
Wynn Resorts Ltd.(a) 3,333 401,060
Yum! Brands, Inc.(a) 10,844 1,640,480
41,859,918
Household Durables 0 .2%
DR Horton, Inc. 10,774 1,551,779
Garmin Ltd. 6,271 1,272,072
Lennar Corp., Class A 8,796 904,229
NVR, Inc.* 105 765,741
PulteGroup, Inc. 7,440 872,415
5,366,236
Household Products 0 .7%
Church & Dwight Co., Inc.(a) 9,154 767,563
Clorox Co. (The) 4,778 481,765
Colgate-Palmolive Co. 31,552 2,493,239
Kimberly-Clark Corp.(a) 12,920 1,303,499
Procter & Gamble Co. (The) 90,974 13,037,484
18,083,550
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 26,214 375,909
Vistra Corp. 12,658 2,042,115
2,418,024
Industrial Conglomerates 0 .3%
3M Co. 20,773 3,325,757
Honeywell International, Inc. 24,785 4,835,306
8,161,063
Industrial REITs 0 .2%
Prologis, Inc. 36,230 4,625,122
Insurance 1 .6%
Aflac, Inc. 18,510 2,041,098
Allstate Corp. (The) 10,135 2,109,600
American International Group,
Inc. 21,248 1,817,766
Aon plc, Class A 8,365 2,951,841
Arch Capital Group Ltd.* 14,231 1,365,038
Arthur J Gallagher & Co. 10,190 2,637,070
Assurant, Inc. 2,104 506,748
Brown & Brown, Inc.(a) 11,177 890,807
Chubb Ltd. 14,475 4,517,937
Cincinnati Financial Corp. 6,064 990,373
Erie Indemnity Co., Class A(a) 1,031 295,536
Everest Group Ltd. 1,682 570,787
Globe Life, Inc. 3,139 439,021
Hartford Insurance Group, Inc.
(The) 11,019 1,518,418
Loews Corp. 5,983 630,070
Marsh & McLennan Cos., Inc. 19,148 3,552,337
Common Stocks
Shares Value ($)
Insurance
MetLife, Inc. 20,780 1,640,373
Principal Financial Group, Inc. 8,154 719,264
Progressive Corp. (The) 22,885 5,211,372
Prudential Financial, Inc. 13,637 1,539,345
Travelers Cos., Inc. (The) 8,554 2,481,173
W R Berkley Corp.(a) 12,092 847,891
Willis Towers Watson plc(a) 3,744 1,230,278
40,504,143
Interactive Media & Services 7 .4%
Alphabet, Inc., Class A 227,086 71,077,918
Alphabet, Inc., Class C 181,587 56,982,001
Match Group, Inc. 9,150 295,453
Meta Platforms, Inc., Class A 85,001 56,108,310
184,463,682
IT Services 0 .9%
Accenture plc, Class A 24,315 6,523,714
Akamai Technologies, Inc.* 5,371 468,620
Cognizant Technology
Solutions Corp., Class A 19,030 1,579,490
EPAM Systems, Inc.* 2,176 445,819
Gartner, Inc.* 2,735 689,986
GoDaddy, Inc., Class A* 4,984 618,415
International Business
Machines Corp. 36,365 10,771,676
VeriSign, Inc. 3,400 826,030
21,923,750
Leisure Products 0 .0%
†
Hasbro, Inc. 4,974 407,868
Life Sciences Tools & Services 0 .9%
Agilent Technologies, Inc. 11,261 1,532,284
Bio-Techne Corp. 6,442 378,854
Charles River Laboratories
International, Inc.* 1,793 357,668
Danaher Corp. 24,459 5,599,154
IQVIA Holdings, Inc.* 6,529 1,471,702
Mettler-Toledo International,
Inc.* 786 1,095,833
Revvity, Inc. 4,288 414,864
Thermo Fisher Scientific, Inc. 14,741 8,541,673
Waters Corp.* 2,351 892,980
West Pharmaceutical
Services, Inc. 2,785 766,265
21,051,277
Machinery 1 .5%
Caterpillar, Inc. 18,174 10,411,339
Cummins, Inc. 5,329 2,720,188
Deere & Co. 9,833 4,577,950
Dover Corp. 5,210 1,017,200
Fortive Corp.(a) 13,143 725,625
IDEX Corp. 2,954 525,635
Illinois Tool Works, Inc.(a) 10,298 2,536,397
Ingersoll Rand, Inc. 14,426 1,142,828
Nordson Corp. 1,963 471,964
Otis Worldwide Corp. 15,107 1,319,597
PACCAR, Inc. 20,717 2,268,719
Parker-Hannifin Corp. 4,988 4,384,253
Pentair plc 6,339 660,144
Snap-on, Inc. 1,982 682,997
Stanley Black & Decker, Inc. 6,161 457,639

6 - Statement of Investments - December 31, 2025 - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Machinery
Westinghouse Air Brake
Technologies Corp. 6,812 1,454,021
Xylem, Inc. 9,780 1,331,840
36,688,336
Media 0 .3%
Charter Communications, Inc.,
Class A* 3,476 725,615
Comcast Corp., Class A 140,279 4,192,939
Fox Corp., Class A 7,900 577,253
Fox Corp., Class B 6,093 395,618
News Corp., Class A(a) 15,654 408,882
News Corp., Class B 4,547 134,728
Omnicom Group, Inc.(a) 12,642 1,020,842
Paramount Skydance Corp.,
Class B(a) 12,264 164,338
Trade Desk, Inc. (The), Class
A* 17,282 656,025
8,276,240
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 55,433 2,815,442
Newmont Corp. 42,882 4,281,768
Nucor Corp.(a) 8,868 1,446,459
Steel Dynamics, Inc.(a) 5,342 905,202
9,448,871
Multi-Utilities 0 .5%
Ameren Corp. 10,541 1,052,624
CenterPoint Energy, Inc.(a) 25,529 978,782
CMS Energy Corp. 11,929 834,195
Consolidated Edison, Inc. 14,335 1,423,752
Dominion Energy, Inc.(a) 33,911 1,986,846
DTE Energy Co. 8,188 1,056,088
NiSource, Inc. 18,048 753,684
Public Service Enterprise
Group, Inc. 19,268 1,547,220
Sempra 25,278 2,231,795
WEC Energy Group, Inc. 12,669 1,336,073
13,201,059
Office REITs 0 .0%
†
BXP, Inc.(a) 6,287 424,247
Oil, Gas & Consumable Fuels 2 .4%
APA Corp.(a) 12,843 314,140
Chevron Corp. 73,728 11,236,884
ConocoPhillips 48,757 4,564,143
Coterra Energy, Inc. 29,325 771,834
Devon Energy Corp. 25,084 918,827
Diamondback Energy, Inc. 7,300 1,097,409
EOG Resources, Inc. 21,315 2,238,288
EQT Corp. 24,767 1,327,511
Expand Energy Corp. 8,901 982,314
Exxon Mobil Corp. 164,591 19,806,881
Kinder Morgan, Inc. 76,337 2,098,504
Marathon Petroleum Corp.(a) 11,708 1,904,072
Occidental Petroleum Corp.(a) 27,482 1,130,060
ONEOK, Inc. 24,331 1,788,329
Phillips 66 15,776 2,035,735
Targa Resources Corp. 8,363 1,542,974
Texas Pacific Land Corp. 2,196 630,735
Valero Energy Corp. 12,274 1,998,084
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The) 47,306 2,843,564
59,230,288
Passenger Airlines 0 .2%
Delta Air Lines, Inc. 25,242 1,751,795
Southwest Airlines Co.(a) 19,776 817,342
United Airlines Holdings, Inc.* 12,987 1,452,206
4,021,343
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A(a) 9,638 1,009,292
Kenvue, Inc. 73,753 1,272,239
2,281,531
Pharmaceuticals 3 .0%
Bristol-Myers Squibb Co. 79,460 4,286,073
Eli Lilly & Co. 30,972 33,284,989
Johnson & Johnson 94,018 19,457,025
Merck & Co., Inc. 97,509 10,263,797
Pfizer, Inc. 221,955 5,526,680
Viatris, Inc.(a) 46,363 577,219
Zoetis, Inc., Class A 17,571 2,210,783
75,606,566
Professional Services 0 .4%
Automatic Data Processing,
Inc. 15,812 4,067,321
Broadridge Financial
Solutions, Inc. 4,427 987,974
Dayforce, Inc.* 5,987 414,061
Equifax, Inc. 4,692 1,018,070
Jacobs Solutions, Inc. 4,736 627,330
Leidos Holdings, Inc. 5,110 921,844
Paychex, Inc.(a) 12,427 1,394,061
Paycom Software, Inc.(a) 2,028 323,182
Verisk Analytics, Inc., Class A 5,466 1,222,689
10,976,532
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 11,442 1,839,759
CoStar Group, Inc.* 16,508 1,109,998
2,949,757
Residential REITs 0 .2%
AvalonBay Communities, Inc.
(a) 5,403 979,618
Camden Property Trust 3,890 428,211
Equity Residential 13,208 832,632
Essex Property Trust, Inc. 2,515 658,125
Invitation Homes, Inc. 21,063 585,341
Mid-America Apartment
Communities, Inc. 4,861 675,242
UDR, Inc. 11,084 406,561
4,565,730
Retail REITs 0 .2%
Federal Realty Investment
Trust 3,176 320,141
Kimco Realty Corp. 24,706 500,791
Realty Income Corp.(a) 36,365 2,049,895
Regency Centers Corp. 5,951 410,797
Simon Property Group, Inc. 12,786 2,366,816
5,648,440

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2025 - Statement of Investments - 7
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 13 .0%
Advanced Micro Devices, Inc.* 63,678 13,637,280
Analog Devices, Inc. 19,373 5,253,958
Applied Materials, Inc. 31,065 7,983,394
Broadcom, Inc. 184,348 63,802,843
First Solar, Inc.* 4,215 1,101,084
Intel Corp.* 174,853 6,452,076
KLA Corp. 5,096 6,192,048
Lam Research Corp. 48,986 8,385,423
Microchip Technology, Inc. 21,510 1,370,617
Micron Technology, Inc. 43,981 12,552,617
Monolithic Power Systems,
Inc.(a) 1,832 1,660,451
NVIDIA Corp. 948,634 176,920,241
NXP Semiconductors NV 9,842 2,136,305
ON Semiconductor Corp.*(a) 15,290 827,953
Qnity Electronics, Inc. 8,129 663,733
QUALCOMM, Inc. 41,695 7,131,930
Skyworks Solutions, Inc.(a) 5,014 317,938
Teradyne, Inc. 6,351 1,229,300
Texas Instruments, Inc. 35,491 6,157,334
323,776,525
Software 9 .4%
Adobe, Inc.* 16,275 5,696,087
AppLovin Corp., Class A*(a) 10,568 7,120,930
Autodesk, Inc.* 8,501 2,516,381
Cadence Design Systems,
Inc.* 10,638 3,325,226
Crowdstrike Holdings, Inc.,
Class A* 9,730 4,561,035
Datadog, Inc., Class A* 12,711 1,728,569
Fair Isaac Corp.* 925 1,563,823
Fortinet, Inc.* 24,311 1,930,537
Gen Digital, Inc. 23,190 630,536
Intuit, Inc. 10,890 7,213,754
Microsoft Corp. 290,179 140,336,368
Oracle Corp. 65,650 12,795,842
Palantir Technologies, Inc.,
Class A* 89,168 15,849,612
Palo Alto Networks, Inc.* 26,681 4,914,640
PTC, Inc.* 4,492 782,551
Roper Technologies, Inc. 4,181 1,861,089
Salesforce, Inc. 37,321 9,886,706
ServiceNow, Inc.* 40,165 6,152,876
Synopsys, Inc.* 7,224 3,393,257
Tyler Technologies, Inc.* 1,735 787,603
Workday, Inc., Class A* 8,305 1,783,748
234,831,170
Specialized REITs 0 .6%
American Tower Corp. 18,280 3,209,420
Crown Castle, Inc.(a) 17,429 1,548,915
Digital Realty Trust, Inc. 12,483 1,931,245
Equinix, Inc. 3,791 2,904,513
Extra Space Storage, Inc. 8,366 1,089,421
Iron Mountain, Inc. 11,790 977,980
Public Storage 6,164 1,599,558
SBA Communications Corp.,
Class A(a) 4,111 795,191
VICI Properties, Inc., Class A 42,051 1,182,474
Weyerhaeuser Co. 27,450 650,290
15,889,007
Common Stocks
Shares Value ($)
Specialty Retail 1 .6%
AutoZone, Inc.* 644 2,184,126
Best Buy Co., Inc.(a) 7,118 476,408
Carvana Co., Class A*(a) 5,498 2,320,266
Home Depot, Inc. (The) 38,840 13,364,844
Lowe's Cos., Inc. 21,879 5,276,340
O'Reilly Automotive, Inc.* 33,023 3,012,028
Ross Stores, Inc. 12,963 2,335,155
TJX Cos., Inc. (The) 43,114 6,622,741
Tractor Supply Co.(a) 21,112 1,055,811
Ulta Beauty, Inc.* 1,729 1,046,062
Williams-Sonoma, Inc.(a) 4,837 863,840
38,557,621
Technology Hardware, Storage & Peripherals 6 .7%
Apple, Inc. 576,866 156,826,791
Dell Technologies, Inc., Class
C 11,680 1,470,278
Hewlett Packard Enterprise
Co. 50,300 1,208,206
HP, Inc. 35,156 783,276
NetApp, Inc. 7,870 842,798
Sandisk Corp.* 5,419 1,286,362
Seagate Technology Holdings
plc 8,632 2,377,167
Super Micro Computer, Inc.* 20,427 597,898
Western Digital Corp. 13,307 2,292,397
167,685,173
Textiles, Apparel & Luxury Goods 0 .2%
Deckers Outdoor Corp.* 5,966 618,495
Lululemon Athletica, Inc.* 4,251 883,400
NIKE, Inc., Class B 46,045 2,933,527
Ralph Lauren Corp., Class A 1,554 549,510
Tapestry, Inc. 7,852 1,003,250
5,988,182
Tobacco 0 .5%
Altria Group, Inc. 65,580 3,781,343
Philip Morris International, Inc. 60,767 9,747,027
13,528,370
Trading Companies & Distributors 0 .2%
Fastenal Co. 43,765 1,756,289
United Rentals, Inc. 2,468 1,997,402
WW Grainger, Inc. 1,733 1,748,684
5,502,375
Water Utilities 0 .0%
†
American Water Works Co.,
Inc.(a) 7,409 966,874
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc. 18,892 3,835,832
Total Common Stocks
(cost $899,794,983) 2,281,258,780

8 - Statement of Investments - December 31, 2025 - NVIT BNY Mellon Dynamic U.S. Core Fund
Purchased Options 0 .1%
Number of
Contracts Value ($)
Call Options 0 .1%
Future Equity Index Options: 0.1%
S&P 500 E-Mini Index
1/16/2026 at USD 7,100.00,
European Style
Notional Amount: USD
253,988,625
Exchange Traded
*
737 140,030
S&P 500 E-Mini Index
2/20/2026 at USD 7,050.00,
European Style
Notional Amount: USD
253,988,625
Exchange Traded
*
737 2,026,750
Total Purchased Options
(cost $5,459,422) 2,166,780
Short-Term Investment 2 .9%
Shares
U.S. Treasury Obligation 2.9%
U.S. Treasury Bills, 4.05%,
2/5/2026(a) 73,000,000 72,755,846
Total Short-Term Investment
(cost $72,718,134) 72,755,846
Repurchase Agreements 2 .4%
Principal
Amount ($)
Barclays Capital, Inc,
3.45%, dated 12/31/2025,
due 1/2/2026, repurchase
price $15,002,875,
collateralized by U.S.
Government Treasury
Securities, 4.38%,
maturing 1/31/2032;
total market value
$15,300,015.(b)(c) 15,000,000 15,000,000
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $3,004,125,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $3,063,554.(b)(c) 3,003,484 3,003,484
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $5,001,067,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.13%
- 7.50%, maturing
3/31/2026 - 4/20/2071;
total market value
$5,101,088.(b)(c) 5,000,000 5,000,000
Citi Global Market, Inc.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $1,000,212,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
2/15/2028 - 10/31/2029;
total market value
$1,020,000.(b)(c) 1,000,000 1,000,000
MetLife, Inc.,
3.83%, dated 12/31/2025,
due 1/2/2026, repurchase
price $8,001,702,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048;
total market value
$8,164,135.(b)(c) 8,000,000 8,000,000
Pershing LLC,
3.72%, dated 12/31/2025,
due 1/2/2026, repurchase
price $27,005,580,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
2/15/2026 - 12/20/2075;
total market value
$27,540,001.(b)(c) 27,000,000 27,000,000
Total Repurchase Agreements
(cost $59,003,484) 59,003,484
Total Investments
(cost $1,036,976,023) — 97.1% 2,415,184,890
Other assets in excess of liabilities — 2.9% 71,430,336
NET ASSETS — 100.0%
$ 2,486,615,226
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2025 - Statement of Investments - 9
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $143,675,231, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $59,003,484 and by
$88,615,146 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 1/15/2026 -
2/15/2055, a total value of $147,618,630.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$59,003,484.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 63 3/2026 USD 21,711,375 9,417
U.S. Treasury Long Bond 2,135 3/2026 USD 246,792,656 (2,973,062)
Net contracts (2,963,645)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - December 31, 2025 - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks 90.1%
Shares Value ($)
Aerospace & Defense 3.3%
Howmet Aerospace, Inc. 25,699 5,268,809
L3Harris Technologies, Inc. 77,364 22,711,749
Northrop Grumman Corp. 11,909 6,790,631
34,771,189
Air Freight & Logistics 0.5%
FedEx Corp. 19,297 5,574,131
Automobiles 0.7%
Ford Motor Co. 531,472 6,972,913
Banks 11.2%
Bank of America Corp. 490,641 26,985,255
Citigroup, Inc. 160,861 18,770,870
Columbia Banking System,
Inc.(a) 255,372 7,137,647
Comerica, Inc.(a) 187,417 16,292,160
First Horizon Corp. 349,438 8,351,568
JPMorgan Chase & Co. 108,121 34,838,749
Truist Financial Corp. 149,937 7,378,400
119,754,649
Biotechnology 0.8%
Gilead Sciences, Inc. 70,111 8,605,424
Broadline Retail 2.1%
Amazon.com, Inc.* 98,719 22,786,320
Building Products 1.2%
Carlisle Cos., Inc. 22,653 7,245,789
Fortune Brands Innovations,
Inc. 118,060 5,905,361
13,151,150
Capital Markets 3.7%
Charles Schwab Corp. (The) 65,231 6,517,229
CME Group, Inc. 25,564 6,981,017
Goldman Sachs Group, Inc.
(The) 14,282 12,553,878
Morgan Stanley 74,185 13,170,063
39,222,187
Communications Equipment 3.7%
Cisco Systems, Inc. 517,637 39,873,579
Construction Materials 1.4%
CRH plc 116,314 14,515,987
Consumer Finance 1.2%
Capital One Financial Corp. 54,799 13,281,086
Containers & Packaging 0.9%
International Paper Co.(a) 127,910 5,038,375
Packaging Corp. of America 22,207 4,579,750
9,618,125
Diversified Telecommunication Services 0.6%
AT&T, Inc. 275,026 6,831,646
Electric Utilities 0.7%
Constellation Energy Corp. 21,803 7,702,346
Electrical Equipment 1.6%
Emerson Electric Co. 39,533 5,246,820
Hubbell, Inc., Class B 27,131 12,049,148
17,295,968
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity plc 40,249 9,157,050
Common Stocks
Shares Value ($)
Energy Equipment & Services 0.8%
SLB Ltd. 226,719 8,701,475
Entertainment 0.7%
Walt Disney Co. (The) 62,813 7,146,235
Financial Services 4.6%
Berkshire Hathaway, Inc.,
Class B* 73,513 36,951,309
Voya Financial, Inc.(a) 156,965 11,692,323
48,643,632
Ground Transportation 1.7%
CSX Corp. 507,072 18,381,360
Health Care Equipment & Supplies 2.3%
Alcon AG CHF(a) 64,021 5,045,495
Medtronic plc 198,558 19,073,482
24,118,977
Health Care Providers & Services 4.3%
Elevance Health, Inc. 31,950 11,200,072
Humana, Inc. 41,861 10,721,858
UnitedHealth Group, Inc. 73,335 24,208,617
46,130,547
Hotels, Restaurants & Leisure 1.2%
Las Vegas Sands Corp. 195,648 12,734,728
Industrial Conglomerates 0.7%
Honeywell International, Inc. 36,398 7,100,886
Insurance 6.6%
American International Group,
Inc. 108,121 9,249,752
Aon plc, Class A 56,187 19,827,269
Assurant, Inc. 130,417 31,410,934
Old Republic International
Corp.(a) 226,897 10,355,579
70,843,534
IT Services 0.9%
International Business
Machines Corp. 31,115 9,216,574
Life Sciences Tools & Services 1.9%
Danaher Corp. 24,310 5,565,045
Thermo Fisher Scientific, Inc. 25,161 14,579,542
20,144,587
Machinery 2.0%
Caterpillar, Inc. 14,193 8,130,744
Dover Corp. 66,529 12,989,122
21,119,866
Media 2.1%
Omnicom Group, Inc. 275,384 22,237,258
Metals & Mining 3.1%
Alcoa Corp.(a) 145,425 7,727,884
Freeport-McMoRan, Inc. 293,770 14,920,578
Newmont Corp. 107,136 10,697,530
33,345,992
Multi-Utilities 0.6%
Dominion Energy, Inc.(a) 116,717 6,838,449
Oil, Gas & Consumable Fuels 7.5%
Diamondback Energy, Inc. 67,604 10,162,909
EQT Corp. 176,710 9,471,656
Exxon Mobil Corp. 265,848 31,992,148

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - December 31, 2025 - Statement of Investments - 11
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Marathon Petroleum Corp. 53,635 8,722,660
Permian Resources Corp.,
Class A 755,682 10,602,219
Phillips 66 70,289 9,070,093
80,021,685
Passenger Airlines 1.4%
Delta Air Lines, Inc. 215,933 14,985,750
Personal Care Products 1.2%
Estee Lauder Cos., Inc. (The),
Class A(a) 124,507 13,038,373
Pharmaceuticals 5.8%
Bristol-Myers Squibb Co. 269,967 14,562,020
Johnson & Johnson 192,469 39,831,460
Pfizer, Inc. 305,559 7,608,419
62,001,899
Semiconductors & Semiconductor Equipment 3.3%
Applied Materials, Inc. 78,035 20,054,214
Texas Instruments, Inc. 84,571 14,672,223
34,726,437
Software 0.9%
Dolby Laboratories, Inc., Class
A(a) 145,056 9,315,496
Specialized REITs 0.8%
Weyerhaeuser Co. 359,776 8,523,093
Trading Companies & Distributors 0.4%
Ferguson Enterprises, Inc. 20,818 4,634,711
Wireless Telecommunication Services 0.8%
Vodafone Group plc, ADR-UK 672,517 8,883,950
Total Common Stocks
(cost $809,288,320) 961,949,244
Purchased Options 0.1%
Number of
Contracts
Call Options 0.1%
Future Equity Index Options: 0.1%
S&P 500 E-Mini Index
1/16/2026 at USD 7,100.00,
European Style
Notional Amount: USD
104,076,750
Exchange Traded
*
302 57,380
S&P 500 E-Mini Index
2/20/2026 at USD 7,050.00,
European Style
Notional Amount: USD
104,076,750
Exchange Traded
*
302 830,500
Total Purchased Options
(cost $1,998,705) 887,880
Short-Term Investment 2.5%
Shares Value ($)
U.S. Treasury Obligation 2.5%
U.S. Treasury Bills, 4.01%,
2/5/2026(a) 27,000,000 26,909,696
Total Short-Term Investment
(cost $26,896,672) 26,909,696
Repurchase Agreements 1.5%
Principal
Amount ($)
BofA Securities, Inc.,
3.85%, dated 12/31/2025,
due 1/2/2026, repurchase
price $6,001,283,
collateralized by U.S.
Government Agency
Securities, ranging from
1.34% - 5.25%, maturing
10/20/2034 - 2/20/2073;
total market value
$6,120,000.(b)(c) 6,000,000 6,000,000
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $1,079,267,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $1,100,618.(b)(c) 1,079,037 1,079,037
CF Secured, LLC,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $2,100,448,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.13%
- 7.50%, maturing
3/31/2026 - 4/20/2071;
total market value
$2,142,457.(b)(c) 2,100,000 2,100,000
Citi Global Market, Inc.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $7,001,482,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
2/15/2028 - 10/31/2029;
total market value
$7,140,002.(b)(c) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $16,179,037) 16,179,037
Total Investments
(cost $854,362,734) — 94.2% 1,005,925,857
Other assets in excess of liabilities — 5.8% 61,992,244
NET ASSETS — 100.0%
$ 1,067,918,101

12 - Statement of Investments - December 31, 2025 - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $66,334,285, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $16,179,037 and by
$52,047,648 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 1/15/2026 -
2/15/2055, a total value of $68,226,685.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$16,179,037.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
UK United Kingdom
Currency:
CHF Switzerland Franc
USD United States Dollar
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 798 3/2026 USD 83,051,850 (402,208)
U.S. Treasury Long Bond 876 3/2026 USD 101,260,125 (1,219,861)
Total long contracts (1,622,069)
Short Contracts
S&P 500 E-Mini Index (230) 3/2026 USD (79,263,750) (300,556)
Total short contracts (300,556)
Net contracts (1,922,625)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan Digital Evolution Strategy Fund - December 31, 2025 - Statement of Investments - 13
Common Stocks 69 .4%
Shares Value ($)
Broadline Retail 1 .4%
Amazon.com, Inc.* 2,259 521,422
Communications Equipment 1 .4%
Arista Networks, Inc.* 3,839 503,024
Electronic Equipment, Instruments & Components 2 .1%
Amphenol Corp., Class A 1,431 193,385
Celestica, Inc.* 1,119 330,788
Coherent Corp.* 1,396 257,660
781,833
Entertainment 2 .1%
ROBLOX Corp., Class A* 3,441 278,824
Spotify Technology SA* 364 211,379
Take-Two Interactive Software,
Inc.* 1,046 267,807
758,010
Financial Services 0 .9%
Toast, Inc., Class A* 9,488 336,919
Interactive Media & Services 9 .6%
Alphabet, Inc., Class A 4,876 1,526,188
Meta Platforms, Inc., Class A 2,374 1,567,053
Reddit, Inc., Class A* 655 150,565
ZoomInfo Technologies, Inc.,
Class A* 26,128 265,722
3,509,528
IT Services 5 .0%
Accenture plc, Class A 2,076 556,991
MongoDB, Inc., Class A* 1,293 542,659
Shopify, Inc., Class A* 2,942 473,574
Snowflake, Inc., Class A* 1,168 256,212
1,829,436
Semiconductors & Semiconductor Equipment 22 .3%
Advanced Micro Devices, Inc.* 1,098 235,148
Applied Materials, Inc. 1,947 500,360
Astera Labs, Inc.* 1,975 328,561
Broadcom, Inc. 5,828 2,017,071
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc. 7,970 507,848
Micron Technology, Inc. 3,867 1,103,680
NVIDIA Corp. 13,130 2,448,745
ON Semiconductor Corp.* 7,017 379,971
Texas Instruments, Inc. 3,978 690,143
8,211,527
Software 19 .3%
Adobe, Inc.* 1,338 468,287
AppLovin Corp., Class A* 960 646,867
Circle Internet Group, Inc.,
Class A* 1,462 115,937
Core Scientific, Inc.* 11,872 172,856
Crowdstrike Holdings, Inc.,
Class A* 603 282,662
Dynatrace, Inc.* 6,227 269,878
Guidewire Software, Inc.* 1,459 293,274
Hut 8 Corp.* 2,925 134,375
Klaviyo, Inc., Class A* 11,726 380,743
Microsoft Corp. 5,083 2,458,240
Oracle Corp. 1,930 376,176
Palantir Technologies, Inc.,
Class A* 1,286 228,586
Salesforce, Inc. 3,233 856,454
Synopsys, Inc.* 891 418,521
7,102,856
Technology Hardware, Storage & Peripherals 5 .3%
Apple, Inc. 5,329 1,448,742
Sandisk Corp.* 606 143,852
Seagate Technology Holdings
plc 1,230 338,730
1,931,324
Total Investments
(cost $18,943,672) — 69.4% 25,485,879
Other assets in excess of liabilities — 30.6% 11,255,684
NET ASSETS — 100.0%
$ 36,741,563
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

14 - Statement of Investments - December 31, 2025 - NVIT J.P. Morgan Equity and Options Total Return Fund
Common Stocks 99 .8%
Shares Value ($)
Aerospace & Defense 3 .1%
Howmet Aerospace, Inc. 34,641 7,102,098
Northrop Grumman Corp. 10,174 5,801,316
RTX Corp. 39,195 7,188,363
Textron, Inc. 23,062 2,010,315
22,102,092
Air Freight & Logistics 0 .3%
United Parcel Service, Inc.,
Class B 23,352 2,316,285
Automobile Components 0 .1%
Aptiv plc* 12,694 965,887
Automobiles 1 .8%
Tesla, Inc.* 28,391 12,768,001
Banks 4 .4%
Bank of America Corp. 177,952 9,787,360
First Citizens BancShares,
Inc., Class A 1,163 2,496,007
Wells Fargo & Co. 200,869 18,720,991
31,004,358
Beverages 0 .8%
Coca-Cola Co. (The) 31,778 2,221,600
PepsiCo, Inc. 25,943 3,723,339
5,944,939
Biotechnology 2 .5%
AbbVie, Inc. 44,864 10,250,975
Regeneron Pharmaceuticals,
Inc. 6,541 5,048,802
Vertex Pharmaceuticals, Inc.* 5,959 2,701,572
18,001,349
Broadline Retail 4 .4%
Amazon.com, Inc.*,(a) 134,348 31,010,205
Building Products 0 .7%
Trane Technologies plc 13,323 5,185,312
Capital Markets 3 .8%
Ameriprise Financial, Inc. 10,804 5,297,633
Blackstone, Inc. 20,978 3,233,549
Charles Schwab Corp. (The) 56,782 5,673,090
CME Group, Inc. 16,424 4,485,066
Morgan Stanley 30,620 5,435,969
State Street Corp. 21,221 2,737,721
26,863,028
Chemicals 0 .7%
Axalta Coating Systems Ltd.* 87,450 2,825,510
DuPont de Nemours, Inc. 28,052 1,127,690
Linde plc 1,841 784,984
4,738,184
Communications Equipment 0 .3%
Arista Networks, Inc.* 10,465 1,371,229
Motorola Solutions, Inc. 2,713 1,039,947
2,411,176
Construction Materials 0 .3%
Martin Marietta Materials, Inc. 2,955 1,839,960
Consumer Finance 1 .3%
American Express Co. 24,515 9,069,324
Consumer Staples Distribution & Retail 1 .5%
BJ's Wholesale Club Holdings,
Inc.* 25,629 2,307,379
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Costco Wholesale Corp. 2,326 2,005,803
Performance Food Group Co.* 34,689 3,119,235
Walmart, Inc. 29,360 3,270,997
10,703,414
Diversified Telecommunication Services 0 .5%
AT&T, Inc. 148,350 3,685,014
Electric Utilities 1 .9%
Entergy Corp. 39,486 3,649,691
NextEra Energy, Inc. 59,301 4,760,684
Southern Co. (The) 61,142 5,331,583
13,741,958
Electrical Equipment 0 .5%
Eaton Corp. plc 12,209 3,888,689
Electronic Equipment, Instruments & Components 0 .7%
Amphenol Corp., Class A 34,835 4,707,602
Entertainment 1 .3%
Netflix, Inc.* 24,710 2,316,810
Spotify Technology SA* 2,665 1,547,592
Walt Disney Co. (The) 47,141 5,363,231
9,227,633
Financial Services 3 .2%
Berkshire Hathaway, Inc.,
Class B* 11,289 5,674,416
Corpay, Inc.* 5,329 1,603,656
Fidelity National Information
Services, Inc. 31,637 2,102,595
Mastercard, Inc., Class A 23,595 13,469,913
22,850,580
Food Products 0 .7%
Mondelez International, Inc.,
Class A 87,305 4,699,628
Ground Transportation 1 .0%
CSX Corp. 195,733 7,095,321
Health Care Equipment & Supplies 1 .9%
Edwards Lifesciences Corp.* 31,868 2,716,747
Medtronic plc 51,113 4,909,915
Stryker Corp. 16,909 5,943,006
13,569,668
Health Care Providers & Services 1 .3%
Cigna Group (The) 10,610 2,920,190
UnitedHealth Group, Inc. 18,992 6,269,449
9,189,639
Health Care REITs 0 .4%
Ventas, Inc. 32,461 2,511,832
Hotels, Restaurants & Leisure 1 .7%
Chipotle Mexican Grill, Inc.,
Class A* 57,848 2,140,376
Hilton Worldwide Holdings,
Inc. 14,389 4,133,240
McDonald's Corp. 18,556 5,671,271
11,944,887
Household Products 0 .3%
Procter & Gamble Co. (The) 12,790 1,832,935

NVIT J.P. Morgan Equity and Options Total Return Fund - December 31, 2025 - Statement of Investments - 15
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
0 .1%
Vistra Corp. 3,973 640,964
Industrial Conglomerates 0 .7%
3M Co. 32,025 5,127,203
Industrial REITs 0 .6%
Prologis, Inc. 32,897 4,199,631
Insurance 1 .5%
Arthur J Gallagher & Co. 8,042 2,081,189
MetLife, Inc. 37,160 2,933,411
Progressive Corp. (The) 24,660 5,615,575
10,630,175
Interactive Media & Services 8 .0%
Alphabet, Inc., Class A 109,300 34,210,900
Meta Platforms, Inc., Class A 34,156 22,546,034
56,756,934
IT Services 0 .5%
Cognizant Technology
Solutions Corp., Class A 39,098 3,245,134
Life Sciences Tools & Services 0 .9%
Thermo Fisher Scientific, Inc. 10,901 6,316,584
Machinery 1 .2%
Deere & Co. 8,333 3,879,595
Dover Corp. 21,947 4,284,932
8,164,527
Media 0 .6%
Comcast Corp., Class A 142,100 4,247,369
Multi-Utilities 0 .5%
CMS Energy Corp. 53,197 3,720,066
Oil, Gas & Consumable Fuels 3 .0%
ConocoPhillips 55,813 5,224,655
EOG Resources, Inc. 47,480 4,985,875
Exxon Mobil Corp. 92,198 11,095,107
21,305,637
Pharmaceuticals 3 .0%
Bristol-Myers Squibb Co. 122,769 6,622,160
Elanco Animal Health, Inc.* 102,179 2,312,311
Eli Lilly & Co. 9,448 10,153,577
Johnson & Johnson 10,949 2,265,895
21,353,943
Professional Services 0 .3%
Leidos Holdings, Inc. 13,759 2,482,124
Semiconductors & Semiconductor Equipment 15 .0%
Advanced Micro Devices, Inc.* 9,060 1,940,290
Analog Devices, Inc. 12,742 3,455,630
ASML Holding NV
(Registered), ADR-NL 2,229 2,384,718
Broadcom, Inc. 53,245 18,428,095
Lam Research Corp. 31,346 5,365,808
Micron Technology, Inc. 34,980 9,983,642
NVIDIA Corp.(a) 318,987 59,491,075
NXP Semiconductors NV 19,476 4,227,461
Qnity Electronics, Inc. 14,002 1,143,263
106,419,982
Software 10 .6%
AppLovin Corp., Class A* 1,841 1,240,503
Autodesk, Inc.* 5,281 1,563,229
Common Stocks
Shares Value ($)
Software
Cadence Design Systems,
Inc.* 5,481 1,713,251
Intuit, Inc. 8,042 5,327,182
Microsoft Corp.(a) 106,151 51,336,747
Oracle Corp. 12,984 2,530,711
Palantir Technologies, Inc.,
Class A* 12,833 2,281,066
Roper Technologies, Inc. 2,848 1,267,730
Salesforce, Inc. 17,144 4,541,617
ServiceNow, Inc.* 23,445 3,591,539
75,393,575
Specialized REITs 0 .5%
Digital Realty Trust, Inc. 23,595 3,650,382
Specialty Retail 2 .1%
AutoZone, Inc.* 1,066 3,615,339
Lowe's Cos., Inc. 30,329 7,314,142
TJX Cos., Inc. (The) 27,519 4,227,193
15,156,674
Technology Hardware, Storage & Peripherals 8 .1%
Apple, Inc.(a) 178,970 48,654,784
Hewlett Packard Enterprise
Co. 141,616 3,401,617
Seagate Technology Holdings
plc 19,336 5,324,941
57,381,342
Tobacco 1 .2%
Philip Morris International, Inc. 52,276 8,385,070
Total Investments
(cost $613,140,458) — 99.8% 708,446,216
Other assets in excess of liabilities — 0.2% 1,664,132
NET ASSETS — 100.0%
$ 710,110,348
* Denotes a non-income producing security.
(a) Security or a portion of the security was used to cover the margin requirement for written options contracts.
ADR American Depositary Receipt
NL Netherlands
REIT Real Estate Investment Trust

16 - Statement of Investments - December 31, 2025 - NVIT J.P. Morgan Equity and Options Total Return Fund
Written Call Options Contracts as of December 31, 2025:
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
S&P 500 Index Exchange Traded 259 USD 177,298,450 USD 6,950.00 1/9/2026 (238,280)
S&P 500 Index Exchange Traded 259 USD 177,298,450 USD 6,955.00 1/16/2026 (652,680)
S&P 500 Index Exchange Traded 259 USD 177,298,450 USD 6,990.00 1/2/2026 (2,590)
S&P 500 Index Exchange Traded 259 USD 177,298,450 USD 7,050.00 1/23/2026 (295,519)
Total written call options contracts (1,189,069)
Total Written Options Contracts (Premiums Received ($4,007,115)) (1,189,069)
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan Innovators Fund - December 31, 2025 - Statement of Investments - 17
Common Stocks 93 .3%
Shares Value ($)
Aerospace & Defense 1 .5%
Boeing Co. (The)* 660 143,299
Beverages 2 .9%
Celsius Holdings, Inc.* 2,677 122,446
PepsiCo, Inc. 1,143 164,043
286,489
Biotechnology 3 .3%
Gilead Sciences, Inc. 1,257 154,284
Insmed, Inc.* 514 89,457
Natera, Inc.* 367 84,076
327,817
Broadline Retail 7 .0%
Amazon.com, Inc.* 2,530 583,975
Global-e Online Ltd.* 2,736 107,552
691,527
Building Products 0 .9%
Trane Technologies plc 220 85,624
Capital Markets 4 .1%
Blackstone, Inc. 1,027 158,302
Charles Schwab Corp. (The) 1,760 175,841
Coinbase Global, Inc., Class
A* 293 66,259
400,402
Chemicals 1 .8%
Sherwin-Williams Co. (The) 550 178,217
Communications Equipment 2 .2%
Arista Networks, Inc.* 954 125,002
Lumentum Holdings, Inc.*(a) 257 94,728
219,730
Construction & Engineering 1 .1%
Quanta Services, Inc. 259 109,314
Consumer Finance 1 .8%
American Express Co. 476 176,096
Electric Utilities 0 .9%
NextEra Energy, Inc. 1,065 85,498
Electrical Equipment 2 .4%
Eaton Corp. plc 293 93,324
GE Vernova, Inc. 220 143,785
237,109
Energy Equipment & Services 1 .4%
Baker Hughes Co., Class A 3,119 142,039
Financial Services 2 .7%
Corpay, Inc.* 625 188,081
Toast, Inc., Class A* 2,237 79,436
267,517
Ground Transportation 1 .5%
Old Dominion Freight Line, Inc. 917 143,786
Health Care Equipment & Supplies 3 .7%
Boston Scientific Corp.* 1,940 184,979
Stryker Corp. 513 180,304
365,283
Health Care Providers & Services 1 .5%
UnitedHealth Group, Inc. 440 145,248
Hotels, Restaurants & Leisure 2 .0%
Carnival Corp.* 2,199 67,157
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
DoorDash, Inc., Class A* 585 132,491
199,648
Insurance 1 .0%
Progressive Corp. (The) 441 100,425
Interactive Media & Services 7 .0%
Alphabet, Inc., Class A 878 274,814
Meta Platforms, Inc., Class A 630 415,857
690,671
Life Sciences Tools & Services 1 .3%
Thermo Fisher Scientific, Inc. 221 128,059
Machinery 0 .7%
Deere & Co. 147 68,439
Pharmaceuticals 0 .8%
Eli Lilly & Co. 74 79,526
Professional Services 0 .9%
Verisk Analytics, Inc., Class A 405 90,595
Real Estate Management & Development 1 .8%
Zillow Group, Inc., Class C* 2,642 180,237
Semiconductors & Semiconductor Equipment 14 .1%
Broadcom, Inc. 698 241,578
Credo Technology Group
Holding Ltd.* 441 63,455
NVIDIA Corp. 3,703 690,609
NXP Semiconductors NV 512 111,135
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 440 133,712
Texas Instruments, Inc. 847 146,946
1,387,435
Software 13 .2%
AppLovin Corp., Class A* 146 98,377
Autodesk, Inc.* 477 141,197
Braze, Inc., Class A* 3,282 112,540
Datadog, Inc., Class A* 808 109,880
IREN Ltd.* 1,535 57,977
Microsoft Corp. 1,361 658,207
Unity Software, Inc.* 2,691 118,861
1,297,039
Technology Hardware, Storage & Peripherals 5 .6%
Apple, Inc. 1,469 399,362
Pure Storage, Inc., Class A* 1,141 76,458
Sandisk Corp.* 296 70,265
546,085
Textiles, Apparel & Luxury Goods 1 .1%
NIKE, Inc., Class B 1,687 107,479
Tobacco 3 .1%
Philip Morris International, Inc. 1,883 302,033
Total Investments
(cost $6,713,180) — 93.3% 9,182,666
Other assets in excess of liabilities — 6.7% 657,632
NET ASSETS — 100.0%
$ 9,840,298

18 - Statement of Investments - December 31, 2025 - NVIT J.P. Morgan Innovators Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
December 31, 2025. The total value of securities on loan as
of December 31, 2025 was $80,721, which was collateralized
by $82,955 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 5.00%, and
maturity dates ranging from 1/15/2026 - 5/15/2053.
ADR American Depositary Receipt
TW Taiwan
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan Large Cap Growth Fund - December 31, 2025 - Statement of Investments - 19
Common Stocks 98 .5%
Shares Value ($)
Aerospace & Defense 2 .3%
GE Aerospace 15,080 4,645,093
Rocket Lab Corp.* 9,575 667,952
RTX Corp. 12,665 2,322,761
TransDigm Group, Inc. 358 476,086
8,111,892
Automobiles 3 .9%
Tesla, Inc.* 30,743 13,825,742
Beverages 0 .6%
Coca-Cola Co. (The) 30,597 2,139,036
Biotechnology 4 .6%
AbbVie, Inc. 12,586 2,875,775
Alnylam Pharmaceuticals, Inc.* 4,073 1,619,629
Gilead Sciences, Inc. 20,590 2,527,217
Insmed, Inc.* 30,624 5,329,801
Natera, Inc.* 16,871 3,864,977
16,217,399
Broadline Retail 4 .9%
Alibaba Group Holding Ltd.,
ADR-CN 21,907 3,211,128
Amazon.com, Inc.* 44,971 10,380,206
MercadoLibre, Inc.* 846 1,704,064
Sea Ltd., ADR-SG* 15,354 1,958,710
17,254,108
Building Products 0 .3%
Trane Technologies plc 2,537 987,400
Capital Markets 3 .7%
Charles Schwab Corp. (The) 22,017 2,199,718
Goldman Sachs Group, Inc.
(The) 7,877 6,923,883
Intercontinental Exchange, Inc. 1,606 260,108
Robinhood Markets, Inc.,
Class A* 33,879 3,831,715
13,215,424
Communications Equipment 0 .8%
Arista Networks, Inc.* 2,718 356,140
Ciena Corp.* 8,497 1,987,193
Lumentum Holdings, Inc.* 1,681 619,600
2,962,933
Construction & Engineering 0 .5%
Quanta Services, Inc. 4,358 1,839,338
Consumer Finance 0 .8%
SoFi Technologies, Inc.* 110,522 2,893,466
Consumer Staples Distribution & Retail 1 .5%
Walmart, Inc. 49,276 5,489,839
Electrical Equipment 1 .5%
GE Vernova, Inc. 7,996 5,225,946
Electronic Equipment, Instruments & Components 1 .2%
Amphenol Corp., Class A 20,960 2,832,534
Celestica, Inc.* 4,944 1,461,496
4,294,030
Entertainment 1 .3%
Netflix, Inc.* 27,343 2,563,680
ROBLOX Corp., Class A* 23,294 1,887,513
Spotify Technology SA* 291 168,986
4,620,179
Common Stocks
Shares Value ($)
Financial Services 3 .5%
Berkshire Hathaway, Inc.,
Class B* 2,634 1,323,980
Mastercard, Inc., Class A 17,385 9,924,749
Visa, Inc., Class A 3,763 1,319,722
12,568,451
Ground Transportation 0 .3%
Uber Technologies, Inc.* 11,396 931,167
Health Care Equipment & Supplies 0 .9%
Abbott Laboratories 17,779 2,227,531
Intuitive Surgical, Inc.* 1,800 1,019,448
3,246,979
Health Care Providers & Services 0 .9%
Hims & Hers Health, Inc.* 31,042 1,007,934
McKesson Corp. 2,497 2,048,264
3,056,198
Hotels, Restaurants & Leisure 1 .8%
Booking Holdings, Inc. 592 3,170,355
DoorDash, Inc., Class A* 6,719 1,521,719
McDonald's Corp. 5,830 1,781,823
6,473,897
Household Durables 0 .4%
DR Horton, Inc. 9,900 1,425,897
Independent Power and Renewable Electricity Producers
0 .3%
Vistra Corp. 5,950 959,914
Industrial Conglomerates 1 .2%
3M Co. 25,753 4,123,055
Interactive Media & Services 8 .3%
Alphabet, Inc., Class C 65,251 20,475,764
Meta Platforms, Inc., Class A 13,558 8,949,500
29,425,264
IT Services 4 .1%
Cloudflare, Inc., Class A* 16,001 3,154,597
International Business
Machines Corp. 17,040 5,047,419
Shopify, Inc., Class A* 28,263 4,549,495
Snowflake, Inc., Class A* 4,000 877,440
Twilio, Inc., Class A* 5,926 842,914
14,471,865
Machinery 0 .3%
Deere & Co. 2,437 1,134,594
Oil, Gas & Consumable Fuels 0 .1%
Cheniere Energy, Inc. 1,135 220,633
Pharmaceuticals 3 .1%
Eli Lilly & Co. 6,825 7,334,691
Johnson & Johnson 16,875 3,492,281
10,826,972
Semiconductors & Semiconductor Equipment 20 .0%
Advanced Micro Devices, Inc.* 14,323 3,067,414
Broadcom, Inc. 50,966 17,639,332
Lam Research Corp. 1,711 292,889
NVIDIA Corp. 248,534 46,351,591
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 11,319 3,439,731
70,790,957

20 - Statement of Investments - December 31, 2025 - NVIT J.P. Morgan Large Cap Growth Fund
Common Stocks
Shares Value ($)
Software 15 .3%
AppLovin Corp., Class A* 5,110 3,443,220
Crowdstrike Holdings, Inc.,
Class A* 4,203 1,970,198
Intuit, Inc. 3,955 2,619,871
Microsoft Corp. 70,523 34,106,333
Oracle Corp. 20,020 3,902,098
Palantir Technologies, Inc.,
Class A* 31,549 5,607,835
Palo Alto Networks, Inc.* 4,838 891,160
ServiceNow, Inc.* 10,450 1,600,836
54,141,551
Specialty Retail 1 .1%
AutoZone, Inc.* 275 932,663
Carvana Co., Class A* 6,859 2,894,635
3,827,298
Technology Hardware, Storage & Peripherals 8 .0%
Apple, Inc. 97,402 26,479,707
Western Digital Corp. 10,799 1,860,344
28,340,051
Tobacco 1 .0%
Philip Morris International, Inc. 22,776 3,653,270
Total Investments
(cost $336,795,844) — 98.5% 348,694,745
Other assets in excess of liabilities — 1.5% 5,441,712
NET ASSETS — 100.0%
$ 354,136,457
* Denotes a non-income producing security.
ADR American Depositary Receipt
CN China
SG Singapore
TW Taiwan
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan U.S. Equity Fund - December 31, 2025 - Statement of Investments - 21
Common Stocks 99 .8%
Shares Value ($)
Aerospace & Defense 2 .8%
Howmet Aerospace, Inc. 112,715 23,108,829
Northrop Grumman Corp. 58,818 33,538,612
56,647,441
Automobiles 1 .6%
Tesla, Inc.* 73,885 33,227,562
Banks 3 .8%
US Bancorp 269,999 14,407,147
Wells Fargo & Co. 673,100 62,732,920
77,140,067
Biotechnology 3 .0%
AbbVie, Inc. 135,539 30,969,306
Regeneron Pharmaceuticals,
Inc. 19,881 15,345,548
Vertex Pharmaceuticals, Inc.* 31,817 14,424,555
60,739,409
Broadline Retail 4 .4%
Amazon.com, Inc.* 384,358 88,717,514
Building Products 1 .7%
Carrier Global Corp. 200,034 10,569,797
Trane Technologies plc 62,111 24,173,601
34,743,398
Capital Markets 3 .8%
Ameriprise Financial, Inc. 25,526 12,516,419
Blackstone, Inc. 232,139 35,781,905
Morgan Stanley 160,911 28,566,530
76,864,854
Construction Materials 1 .5%
Vulcan Materials Co. 105,672 30,139,768
Consumer Finance 2 .5%
American Express Co. 136,786 50,603,981
Consumer Staples Distribution & Retail 2 .1%
Walmart, Inc. 376,061 41,896,956
Electric Utilities 3 .4%
Entergy Corp. 145,180 13,418,987
NextEra Energy, Inc. 472,533 37,934,949
Southern Co. (The) 198,604 17,318,269
68,672,205
Electrical Equipment 1 .3%
Eaton Corp. plc 83,203 26,500,988
Electronic Equipment, Instruments & Components 0 .9%
Amphenol Corp., Class A 128,115 17,313,461
Energy Equipment & Services 2 .0%
Baker Hughes Co., Class A 905,712 41,246,124
Entertainment 2 .1%
Walt Disney Co. (The) 380,522 43,291,988
Financial Services 2 .7%
Mastercard, Inc., Class A 94,692 54,057,769
Food Products 0 .8%
Mondelez International, Inc.,
Class A 304,169 16,373,417
Health Care Equipment & Supplies 4 .1%
Edwards Lifesciences Corp.* 314,774 26,834,483
Medtronic plc 289,243 27,784,683
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Stryker Corp. 80,568 28,317,235
82,936,401
Hotels, Restaurants & Leisure 3 .4%
Chipotle Mexican Grill, Inc.,
Class A* 248,635 9,199,495
DoorDash, Inc., Class A* 46,476 10,525,884
Marriott International, Inc.,
Class A 35,908 11,140,098
McDonald's Corp. 123,373 37,706,490
68,571,967
Industrial REITs 0 .7%
Prologis, Inc. 117,072 14,945,411
Insurance 3 .4%
Arthur J Gallagher & Co. 134,484 34,803,114
Progressive Corp. (The) 81,897 18,649,585
Travelers Cos., Inc. (The) 50,746 14,719,385
68,172,084
Interactive Media & Services 8 .4%
Alphabet, Inc., Class A 317,709 99,442,917
Meta Platforms, Inc., Class A 105,469 69,619,032
169,061,949
Machinery 1 .0%
Deere & Co. 43,825 20,403,605
Pharmaceuticals 1 .8%
Eli Lilly & Co. 32,964 35,425,752
Semiconductors & Semiconductor Equipment 13 .8%
Broadcom, Inc. 192,061 66,472,312
NVIDIA Corp. 936,538 174,664,337
NXP Semiconductors NV 172,156 37,368,181
278,504,830
Software 12 .2%
Intuit, Inc. 34,509 22,859,452
Microsoft Corp. 317,596 153,595,778
Oracle Corp. 186,007 36,254,624
Roper Technologies, Inc. 25,362 11,289,387
ServiceNow, Inc.* 144,047 22,066,560
246,065,801
Specialty Retail 2 .4%
Lowe's Cos., Inc. 196,584 47,408,197
Technology Hardware, Storage & Peripherals 7 .6%
Apple, Inc. 564,809 153,548,975
Trading Companies & Distributors 0 .6%
United Rentals, Inc. 14,612 11,825,784
Total Investments
(cost $1,766,138,980) — 99.8% 2,015,047,658
Other assets in excess of liabilities — 0.2% 4,377,151
NET ASSETS — 100.0%
$ 2,019,424,809

22 - Statement of Investments - December 31, 2025 - NVIT J.P. Morgan U.S. Equity Fund
* Denotes a non-income producing security. REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan US Technology Leaders Fund - December 31, 2025 - Statement of Investments - 23
Common Stocks 98 .5%
Shares Value ($)
Automobiles 5 .4%
Rivian Automotive, Inc., Class
A* 18,915 372,815
Tesla, Inc.* 2,085 937,666
1,310,481
Banks 1 .0%
NU Holdings Ltd., Class A* 14,374 240,621
Broadline Retail 7 .0%
Alibaba Group Holding Ltd.,
ADR-CN 3,283 481,222
Amazon.com, Inc.* 2,029 468,334
MercadoLibre, Inc.* 143 288,039
Sea Ltd., ADR-SG* 3,652 465,886
1,703,481
Capital Markets 4 .1%
Coinbase Global, Inc., Class
A* 1,012 228,854
Robinhood Markets, Inc.,
Class A* 6,753 763,764
992,618
Communications Equipment 4 .5%
Arista Networks, Inc.* 971 127,230
Ciena Corp.* 3,085 721,489
Lumentum Holdings, Inc.*(a) 670 246,955
1,095,674
Diversified Telecommunication Services 0 .4%
Lumen Technologies, Inc.* 12,720 98,834
Electrical Equipment 1 .4%
Vicor Corp.* 2,986 327,266
Electronic Equipment, Instruments & Components 0 .6%
Fabrinet* 176 80,129
TTM Technologies, Inc.* 818 56,442
136,571
Entertainment 7 .4%
Netflix, Inc.* 5,243 491,584
Spotify Technology SA* 546 317,067
Take-Two Interactive Software,
Inc.* 3,839 982,899
1,791,550
Ground Transportation 0 .2%
Uber Technologies, Inc.* 714 58,341
Health Care Technology 0 .9%
Veeva Systems, Inc., Class A* 1,007 224,793
Hotels, Restaurants & Leisure 2 .3%
Booking Holdings, Inc. 54 289,188
DoorDash, Inc., Class A* 1,171 265,208
554,396
Insurance 1 .0%
Lemonade, Inc.* 3,527 251,052
Interactive Media & Services 8 .4%
Alphabet, Inc., Class C 3,360 1,054,368
Meta Platforms, Inc., Class A 952 628,406
Reddit, Inc., Class A* 1,229 282,510
Snap, Inc., Class A* 9,327 75,269
2,040,553
IT Services 9 .6%
Cloudflare, Inc., Class A* 1,346 265,364
Common Stocks
Shares Value ($)
IT Services
Shopify, Inc., Class A* 4,487 722,272
Snowflake, Inc., Class A* 4,287 940,396
Twilio, Inc., Class A* 2,752 391,445
2,319,477
Life Sciences Tools & Services 1 .0%
Tempus AI, Inc., Class A* 4,156 245,412
Machinery 0 .5%
Symbotic, Inc., Class A* 1,879 111,800
Media 0 .5%
EchoStar Corp., Class A* 1,208 131,310
Semiconductors & Semiconductor Equipment 22 .5%
Advanced Micro Devices, Inc.* 1,454 311,388
Allegro MicroSystems, Inc.* 3,156 83,255
ASML Holding NV
(Registered), ADR-NL 329 351,984
Broadcom, Inc. 2,380 823,718
Credo Technology Group
Holding Ltd.* 3,873 557,286
First Solar, Inc.* 701 183,122
Lam Research Corp. 4,527 774,932
MACOM Technology Solutions
Holdings, Inc.* 338 57,893
Micron Technology, Inc. 1,227 350,198
NVIDIA Corp. 6,142 1,145,483
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 2,711 823,846
5,463,105
Software 19 .3%
AppLovin Corp., Class A* 596 401,597
Cadence Design Systems,
Inc.* 609 190,361
Crowdstrike Holdings, Inc.,
Class A* 562 263,443
Datadog, Inc., Class A* 1,077 146,461
Figma, Inc., Class A* 4,481 167,455
HubSpot, Inc.* 720 288,936
Intuit, Inc. 697 461,707
Microsoft Corp. 1,041 503,449
Oracle Corp. 3,252 633,847
Palantir Technologies, Inc.,
Class A* 1,317 234,097
Palo Alto Networks, Inc.* 1,431 263,590
ServiceNow, Inc.* 3,917 600,045
ServiceTitan, Inc., Class A* 2,000 213,000
Zoom Communications, Inc.,
Class A* 3,698 319,100
4,687,088
Specialty Retail 0 .5%
Warby Parker, Inc., Class A* 5,145 112,110
Total Investments
(cost $15,856,255) — 98.5% 23,896,533
Other assets in excess of liabilities — 1.5% 369,867
NET ASSETS — 100.0%
$ 24,266,400

24 - Statement of Investments - December 31, 2025 - NVIT J.P. Morgan US Technology Leaders Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $241,058, which was
collateralized by $247,729 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.00%
- 5.00%, and maturity dates ranging from 1/15/2026
- 5/15/2053.
ADR American Depositary Receipt
CN China
NL Netherlands
SG Singapore
TW Taiwan
The accompanying notes are an integral part of these financial statements.

26 - Statements of Assets and Liabilities - December 31, 2025 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
Assets:
Investment securities, at value
*
$ 2,356,181,406
Repurchase agreements, at value 59,003,484
Cash 121,768,556
Deposits with broker for futures contracts 10,686,999
Foreign currencies, at value —
Interest and dividends receivable 1,506,619
Security lending income receivable 9,329
Receivable for capital shares issued —
Reclaims receivable —
Due from broker —
Receivable for reimbursement from investment adviser (Note 3) 11,050
Prepaid expenses 2,669
Total Assets 2,549,170,112
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 1,349,813
Payable for variation margin on futures contracts 630,044
Written options, at value (Note 2) —
Payable upon return of securities loaned (Note 2) 59,003,484
Accrued expenses and other payables:
Investment advisory fees 909,293
Fund administration fees 81,799
Distribution fees 132,727
Administrative servicing fees 308,053
Accounting and transfer agent fees 3,392
Trustee fees 29
Custodian fees 18,508
Compliance program costs (Note 3) 2,702
Professional fees 27,094
Printing fees 81,511
Other 6,437
Total Liabilities 62,554,886
Commitments and contingencies (Note 3) —
Net Assets $ 2,486,615,226
* Includes value of securities on loan (Note 2) 143,675,231
Cost of investment securities 977,972,539
Cost of repurchase agreements 59,003,484
Cost of foreign currencies —
Premiums of written options —
Represented by:
Capital $ 1,058,942,818
Total distributable earnings (loss) 1,427,672,408
Net Assets $ 2,486,615,226

Equity Funds (I) - December 31, 2025 - Statements of Assets and Liabilities - 27
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Equity and Options
Total Return Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
$ 989,746,820 $ 25,485,879 $ 708,446,216 $ 9,182,666 $ 348,694,745
16,179,037 — — — —
75,593,051 491,578 3,253,463 690,290 5,773,970
4,833,004 — — — —
74,646 — — — —
928,547 4,850 402,969 6,928 85,550
4,860 — — 3 —
67,852 10,815,858 14,822 — 93
68,707 — — — —
— — 157 — —
89,664 13,338 — 9,223 83,518
563 25 524 20 30
1,087,586,751 36,811,528 712,118,151 9,889,130 354,637,906
1,960,132 — — — 12,131
390,406 4,569 255,375 46 149,755
238,890 — — — —
— — 1,189,069 — —
16,179,037 — — — —
508,530 16,200 351,518 6,065 197,871
46,798 13,651 33,311 13,036 20,147
121,617 1,238 23,309 — 25,623
135,351 4,770 86,276 — 66,280
972 46 1,139 24 62
65 8 63 4 46
4,201 100 5,579 65 197
603 26 761 10 44
17,091 29,157 26,084 29,177 28,958
61,165 3 32,485 12 234
3,792 197 2,834 393 101
19,668,650 69,965 2,007,803 48,832 501,449
— — — — —
$ 1,067,918,101 $ 36,741,563 $ 710,110,348 $ 9,840,298 $ 354,136,457
66,334,285 — — 80,721 —
838,183,697 18,943,672 613,140,458 6,713,180 336,795,844
16,179,037 — — — —
71,331 — — — —
— — (4,007,115) — —
$ 862,733,974 $ 29,946,909 $ 403,967,235 $ 7,245,789 $ 344,238,905
205,184,127 6,794,654 306,143,113 2,594,509 9,897,552
$ 1,067,918,101 $ 36,741,563 $ 710,110,348 $ 9,840,298 $ 354,136,457

28 - Statements of Assets and Liabilities - December 31, 2025 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
Net Assets:
Class I Shares $ 1,867,658,213
Class II Shares 618,957,013
Class IV Shares —
Class X Shares —
Class Y Shares —
Class Z Shares —
Total $ 2,486,615,226
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 62,753,010
Class II Shares 21,105,407
Class IV Shares —
Class X Shares —
Class Y Shares —
Class Z Shares —
Total 83,858,417
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 29 .76
Class II Shares $ 29 .33
Class IV Shares $ —
Class X Shares $ —
Class Y Shares $ —
Class Z Shares $ —

Equity Funds (I) - December 31, 2025 - Statements of Assets and Liabilities - 29
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Equity and Options
Total Return Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
$ 232,793,638 $ — $ 434,918,418 $ — $ 25,934,336
66,693,530 21,011,057 109,584,635 — 297,018,248
— — 165,607,295 — —
244,611,766 — — — —
— 15,730,506 — 9,840,298 31,183,873
523,819,167 — — — —
$ 1,067,918,101 $ 36,741,563 $ 710,110,348 $ 9,840,298 $ 354,136,457
12,553,240 — 17,728,459 — 1,389,007
3,631,777 974,603 4,504,495 — 15,920,491
— — 6,759,789 — —
13,214,550 — — — —
— 729,271 — 651,119 1,671,284
28,878,221 — — — —
58,277,788 1,703,874 28,992,743 651,119 18,980,782
$ 18 .54 $ — $ 24 .53 $ — $ 18 .67
$ 18 .36 $ 21 .56 $ 24 .33 $ — $ 18 .66
$ — $ — $ 24 .50 $ — $ —
$ 18 .51 $ — $ — $ — $ —
$ — $ 21 .57 $ — $ 15 .11 $ 18 .66
$ 18 .14 $ — $ — $ — $ —

30 - Statements of Assets and Liabilities - December 31, 2025 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
U.S. Equity Fund
Assets:
Investment securities, at value
*
$ 2,015,047,658
Cash 6,484,127
Interest and dividends receivable 1,237,023
Security lending income receivable —
Receivable for investments sold 2,432,025
Receivable for capital shares issued 193,730
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 1,833
Total Assets 2,025,396,396
Liabilities:
Payable for investments purchased 4,788,614
Payable for capital shares redeemed 295,651
Accrued expenses and other payables:
Investment advisory fees 673,770
Fund administration fees 61,210
Distribution fees 32,455
Administrative servicing fees 29,390
Accounting and transfer agent fees 2,174
Trustee fees 90
Custodian fees 9,180
Compliance program costs (Note 3) 1,291
Professional fees 31,996
Printing fees 1,739
Recoupment fees (Note 3) 44,000
Other 27
Total Liabilities 5,971,587
Commitments and contingencies (Note 3) —
Net Assets $ 2,019,424,809
* Includes value of securities on loan (Note 2) —
Cost of investment securities 1,766,138,980
Represented by:
Capital $ 1,783,643,237
Total distributable earnings (loss) 235,781,572
Net Assets $ 2,019,424,809

Equity Funds (I) - December 31, 2025 - Statements of Assets and Liabilities - 31
NVIT J.P. Morgan
US Technology
Leaders Fund
$ 23,896,533
411,500
3,935
22
—
—
13,066
33
24,325,089
—
165
15,304
13,695
1
10
41
1
154
26
29,180
7
—
105
58,689
—
$ 24,266,400
241,058
15,856,255
$ 16,166,756
8,099,644
$ 24,266,400

32 - Statements of Assets and Liabilities - December 31, 2025 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
U.S. Equity Fund
Net Assets:
Class II Shares $ 152,766,889
Class Y Shares 1,866,657,920
Total $ 2,019,424,809
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 6,431,182
Class Y Shares 78,737,568
Total 85,168,750
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 23 .75
Class Y Shares $ 23 .71

Equity Funds (I) - December 31, 2025 - Statements of Assets and Liabilities - 33
NVIT J.P. Morgan
US Technology
Leaders Fund
$ 6,371
24,260,029
$ 24,266,400
320
1,217,341
1,217,661
$ 19 .91
$ 19 .93

34 - Statements of Operations - For the Year Ended December 31, 2025 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
INVESTMENT INCOME:
Dividend income $ 27,392,248
Interest income 8,481,768
Income from securities lending (net of fees) (Note 2) 120,708
Foreign tax withholding (6,925)
Total Income 35,987,799
EXPENSES:
Investment advisory fees 11,102,092
Fund administration fees 658,599
Distribution fees Class II Shares 1,524,465
Distribution fees Class Z Shares —
Administrative servicing fees Class I Shares 2,661,020
Administrative servicing fees Class II Shares 914,684
Administrative servicing fees Class IV Shares —
Administrative servicing fees Class X Shares —
Administrative servicing fees Class Z Shares —
Professional fees 94,735
Printing fees 16,423
Trustee fees 92,893
Custodian fees 81,239
Accounting and transfer agent fees 13,686
Compliance program costs (Note 3) 10,520
Other 22,555
Total expenses before fees waived and expenses reimbursed 17,192,911
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) (905,846)
Expenses reimbursed by adviser (Note 3) (162,082)
Net Expenses 16,124,983
NET INVESTMENT INCOME 19,862,816
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 111,130,673
Expiration or closing of futures contracts (Note 2) 486,150
Foreign currency transactions (Note 2) —
Expiration or closing of written option contracts (Note 2) —
Net realized gains (losses) 111,616,823
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 243,464,793
Futures contracts (Note 2) 4,791,112
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Written options contracts (Note 2) —
Net change in unrealized appreciation/depreciation 248,255,905
Net realized/unrealized gains (losses) 359,872,728
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 379,735,544
(a) For the period from May 2, 2025 (commencement of operations) through December 31, 2025.

Equity Funds (I) - For the Year Ended December 31, 2025 - Statements of Operations - 35
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Equity and Options
Total Return Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
$ 11,653,318 $ 79,680 $ 10,169,511 $ 61,262 $ 451,146
2,426,425 15,338 477,277 8,735 59,550
37,787 30,592 26,549 2 67
(2,316) (411) (5,364) (580) (2,259)
14,115,214 125,199 10,667,973 69,419 508,504
3,423,167 118,326 4,037,455 63,287 433,893
205,157 56,076 231,246 53,470 68,544
164,209 7,925 (a) 268,010 — 98,625 (a)
534,943 — — — —
563,621 — 639,354 — 8,104 (a)
164,209 7,925 (a) 160,807 — 98,625 (a)
— — 236,402 — —
119,141 — — — —
256,775 — — — —
40,701 44,132 63,246 43,940 44,517
— 900 43,054 710 4,927
26,708 644 26,837 325 4,671
18,954 654 24,539 191 906
3,882 170 4,584 77 236
2,388 69 3,061 37 127
5,232 71 6,769 48 123
5,529,087 236,892 5,745,364 162,085 763,298
(52,547) (3,170) (a) — — (59,175) (a)
— — — — —
(642,681) (132,623) — (109,920) (260,232)
4,833,859 101,099 5,745,364 52,165 443,891
9,281,355 24,100 4,922,609 17,254 64,613
52,650,872 1,447,694 196,431,629 319,433 (1,417,667)
1,026,395 — 1,314,540 — —
4 — — — —
— — 10,017,598 — —
53,677,271 1,447,694 207,763,767 319,433 (1,417,667)
49,606,882 3,175,314 (110,568,371) 858,674 6,212,385
146,094 — 232,702 — —
12,184 — — — —
— — 2,818,046 — —
49,765,160 3,175,314 (107,517,623) 858,674 6,212,385
103,442,431 4,623,008 100,246,144 1,178,107 4,794,718
$ 112,723,786 $ 4,647,108 $ 105,168,753 $ 1,195,361 $ 4,859,331

36 - Statements of Operations - For the Year Ended December 31, 2025 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
U.S. Equity Fund
INVESTMENT INCOME:
Dividend income $ 13,490,068
Interest income 271,324
Income from securities lending (net of fees) (Note 2) 12,194
Foreign tax withholding (85,102)
Total Income 13,688,484
EXPENSES:
Investment advisory fees 4,756,827
Fund administration fees 371,553
Distribution fees Class II Shares 319,408
Administrative servicing fees Class II Shares 319,408
Professional fees 79,741
Printing fees —
Trustee fees 52,960
Custodian fees 43,480
Accounting and transfer agent fees 6,763
Compliance program costs (Note 3) 5,065
Recoupment fees (Note 3) 44,000
Other 13,940
Total expenses before fees waived and expenses reimbursed 6,013,145
Distribution fees waived - Class II (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 6,013,145
NET INVESTMENT INCOME/(LOSS) 7,675,339
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) (10,637,707)
Expiration or closing of futures contracts (Note 2) (165,786)
Net realized gains (losses) (10,803,493)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 177,949,592
Futures contracts (Note 2) 20,609
Net change in unrealized appreciation/depreciation 177,970,201
Net realized/unrealized gains (losses) 167,166,708
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 174,842,047
(a) For the period from May 2, 2025 (commencement of operations) through December 31, 2025.

Equity Funds (I) - For the Year Ended December 31, 2025 - Statements of Operations - 37
NVIT J.P. Morgan
US Technology
Leaders Fund
$ 46,095
14,878
3,625
(1,803)
62,795
149,432
57,214
10 (a)
10 (a)
44,381
856
783
692
160
88
—
119
253,745
(5) (a)
(142,170)
111,570
(48,775)
613,279
—
613,279
2,937,623
—
2,937,623
3,550,902
$ 3,502,127

The accompanying notes are an integral part of these financial statements.
38 - Statements of Changes in Net Assets - December 31, 2025 - Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 19,862,816 $ 26,413,519
Net realized gains 111,616,823 159,752,911
Net change in unrealized appreciation/depreciation 248,255,905 291,665,153
Change in net assets resulting from operations 379,735,544 477,831,583
Distributions to Shareholders From:
Distributable earnings:
Class I (16,407,332) (20,513,339)
Class II (4,024,962) (5,826,673)
Class X — —
Class Y — —
Class Z — —
Change in net assets from shareholder distributions (20,432,294) (26,340,012)
Change in net assets from capital transactions (261,265,968) (279,648,728)
Change in net assets 98,037,282 171,842,843
Net Assets:
Beginning of year 2,388,577,944 2,216,735,101
End of year $ 2,486,615,226 $ 2,388,577,944
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 22,202,981 $ 5,189,215
Dividends reinvested 16,407,332 20,513,339
Cost of shares redeemed (202,556,218) (209,552,158)
Total Class I Shares (163,945,905) (183,849,604)
Class II Shares
Proceeds from shares issued 8,965,751 5,414,416
Dividends reinvested 4,024,962 5,826,673
Cost of shares redeemed (110,310,776) (107,040,213)
Total Class II Shares (97,320,063) (95,799,124)
Class X Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class X Shares — —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Class Z Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Z Shares — —
Change in net assets from capital transactions $ (261,265,968) $ (279,648,728)

Equity Funds (I) - December 31, 2025 - Statements of Changes in Net Assets - 39
NVIT BNY Mellon Dynamic U.S. Equity
Income Fund
NVIT J.P. Morgan Digital Evolution Strategy
Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 9,281,355 $ 9,339,465 $ 24,100 $ 3,921
53,677,271 67,038,774 1,447,694 969,650
49,765,160 640,925 3,175,314 1,812,475
112,723,786 77,019,164 4,647,108 2,786,046
(27,129,412) (19,728,703) — —
(7,827,000) (5,809,252) (486,018) (a) —
(11,531,893) (6,687,125) — —
— — (824,671) (561,363)
(23,378,102) (14,920,420) — —
(69,866,407) (47,145,500) (1,310,689) (561,363)
492,366,772 (27,949,245) 22,560,229 3,334,281
535,224,151 1,924,419 25,896,648 5,558,964
532,693,950 530,769,531 10,844,915 5,285,951
$ 1,067,918,101 $ 532,693,950 $ 36,741,563 $ 10,844,915
$ 1,962,571 $ 1,109,772 $ — $ —
27,129,412 19,728,703 — —
(30,305,798) (33,146,451) — —
(1,213,815) (12,307,976) — —
1,584,789 1,040,238 21,592,059 (a) —
7,827,000 5,809,252 486,018 (a) —
(11,900,509) (12,423,793) (1,481,253) (a) —
(2,488,720) (5,574,303) 20,596,824 (a) —
163,116,282 7,243,414 — —
11,531,893 6,687,125 — —
(16,581,790) (8,671,513) — —
158,066,385 5,259,026 — —
— — 1,753,557 3,325,893
— — 824,671 561,363
— — (614,823) (552,975)
— — 1,963,405 3,334,281
356,243,557 5,753,002 — —
23,378,102 14,920,420 — —
(41,618,737) (35,999,414) — —
338,002,922 (15,325,992) — —
$ 492,366,772 $ (27,949,245) $ 22,560,229 $ 3,334,281

The accompanying notes are an integral part of these financial statements.
40 - Statements of Changes in Net Assets - December 31, 2025 - Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued 780,708 211,416
Reinvested 553,483 780,418
Redeemed (7,449,476) (8,766,972)
Total Class I Shares (6,115,285) (7,775,138)
Class II Shares
Issued 361,180 233,932
Reinvested 138,048 225,359
Redeemed (4,116,382) (4,563,743)
Total Class II Shares (3,617,154) (4,104,452)
Class X Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class X Shares — —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Class Z Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Z Shares — —
Total change in shares (9,732,439) (11,879,590)
(a) For the period from May 2, 2025 (commencement of operations) through December 31, 2025.

Equity Funds (I) - December 31, 2025 - Statements of Changes in Net Assets - 41
NVIT BNY Mellon Dynamic U.S. Equity
Income Fund
NVIT J.P. Morgan Digital Evolution Strategy
Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
106,730 62,067 — —
1,535,609 1,106,613 — —
(1,642,618) (1,837,886) — —
(279) (669,206) — —
85,653 57,554 1,020,690 (a) —
448,069 329,066 23,010 (a) —
(650,890) (691,819) (69,097) (a) —
(117,168) (305,199) 974,603 (a) —
9,062,103 399,396 — —
650,900 375,010 — —
(908,187) (484,550) — —
8,804,816 289,856 — —
— — 88,100 231,982
— — 39,045 32,790
— — (30,897) (34,124)
— — 96,248 230,648
20,252,674 321,794 — —
1,346,755 852,787 — —
(2,288,673) (2,030,144) — —
19,310,756 (855,563) — —
27,998,125 (1,540,112) 1,070,851 230,648

The accompanying notes are an integral part of these financial statements.
42 - Statements of Changes in Net Assets - December 31, 2025 - Equity Funds (I)
NVIT J.P. Morgan Equity and Options Total
Return Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 4,922,609 $ 6,751,183
Net realized gains (losses) 207,763,767 53,970,730
Net change in unrealized appreciation/depreciation (107,517,623) 26,296,206
Change in net assets resulting from operations 105,168,753 87,018,119
Distributions to Shareholders From:
Distributable earnings:
Class I (36,628,888) (19,999,551)
Class II (9,026,250) (4,783,085)
Class IV (13,678,360) (7,161,135)
Class Y — —
Return of capital:
Class Y — —
Change in net assets from shareholder distributions (59,333,498) (31,943,771)
Change in net assets from capital transactions (12,250,360) (36,209,687)
Change in net assets 33,584,895 18,864,661
Net Assets:
Beginning of year 676,525,453 657,660,792
End of year $ 710,110,348 $ 676,525,453
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 4,743,994 $ 5,516,872
Dividends reinvested 36,628,888 19,999,551
Cost of shares redeemed (55,082,659) (49,867,970)
Total Class I Shares (13,709,777) (24,351,547)
Class II Shares
Proceeds from shares issued 8,440,224 6,447,723
Dividends reinvested 9,026,250 4,783,085
Cost of shares redeemed (19,854,308) (19,457,118)
Total Class II Shares (2,387,834) (8,226,310)
Class IV Shares
Proceeds from shares issued 1,289,806 1,652,815
Dividends reinvested 13,678,360 7,161,135
Cost of shares redeemed (11,120,915) (12,445,780)
Total Class IV Shares 3,847,251 (3,631,830)
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ (12,250,360) $ (36,209,687)

Equity Funds (I) - December 31, 2025 - Statements of Changes in Net Assets - 43
NVIT J.P. Morgan Innovators Fund NVIT J.P. Morgan Large Cap Growth Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 17,254 $ 14,235 $ 64,613 $ 15,866
319,433 681,975 (1,417,667) 148,401
858,674 552,272 6,212,385 3,655,659
1,195,361 1,248,482 4,859,331 3,819,926
— — (24,858) (a) —
— — (285,799) (a) —
— — — —
(245,291) (365,603) (91,400) (15,922)
— — — (12,388)
(245,291) (365,603) (402,057) (28,310)
1,217,295 1,509,960 331,335,721 5,247,614
2,167,365 2,392,839 335,792,995 9,039,230
7,672,933 5,280,094 18,343,462 9,304,232
$ 9,840,298 $ 7,672,933 $ 354,136,457 $ 18,343,462
$ — $ — $ 26,238,015 (a) $ —
— — 24,858 (a) —
— — (385,339) (a) —
— — 25,877,534 (a) —
— — 302,806,222 (a) —
— — 285,799 (a) —
— — (6,879,671) (a) —
— — 296,212,350 (a) —
— — — —
— — — —
— — — —
— — — —
1,555,414 1,757,254 11,604,800 6,947,683
245,291 365,603 91,400 28,310
(583,410) (612,897) (2,450,363) (1,728,379)
1,217,295 1,509,960 9,245,837 5,247,614
$ 1,217,295 $ 1,509,960 $ 331,335,721 $ 5,247,614

The accompanying notes are an integral part of these financial statements.
44 - Statements of Changes in Net Assets - December 31, 2025 - Equity Funds (I)
NVIT J.P. Morgan Equity and Options Total
Return Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued 196,295 237,928
Reinvested 1,552,317 852,137
Redeemed (2,286,976) (2,170,147)
Total Class I Shares (538,364) (1,080,082)
Class II Shares
Issued 354,445 283,720
Reinvested 386,560 205,853
Redeemed (832,647) (851,570)
Total Class II Shares (91,642) (361,997)
Class IV Shares
Issued 53,563 69,987
Reinvested 580,384 305,498
Redeemed (461,224) (540,926)
Total Class IV Shares 172,723 (165,441)
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares (457,283) (1,607,520)
(a) For the period from May 2, 2025 (commencement of operations) through December 31, 2025.

Equity Funds (I) - December 31, 2025 - Statements of Changes in Net Assets - 45
NVIT J.P. Morgan Innovators Fund NVIT J.P. Morgan Large Cap Growth Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
— — 1,408,354 (a) —
— — 1,348 (a) —
— — (20,695) (a) —
— — 1,389,007 (a) —
— — 16,276,027 (a) —
— — 15,507 (a) —
— — (371,043) (a) —
— — 15,920,491 (a) —
— — — —
— — — —
— — — —
— — — —
109,782 129,692 685,106 480,786
16,331 26,942 4,959 1,723
(40,969) (46,840) (139,718) (115,998)
85,144 109,794 550,347 366,511
85,144 109,794 17,859,845 366,511

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - December 31, 2025 - Equity Funds (I)
NVIT J.P. Morgan U.S. Equity Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income/(loss) $ 7,675,339 $ 3,433,280
Net realized gains (losses) (10,803,493) 9,718,973
Net change in unrealized appreciation/depreciation 177,970,201 53,387,335
Change in net assets resulting from operations 174,842,047 66,539,588
Distributions to Shareholders From:
Distributable earnings:
Class II (1,284,703) (662)
Class Y (15,531,466) (2,350,483)
Change in net assets from shareholder distributions (16,816,169) (2,351,145)
Change in net assets from capital transactions 841,552,389 875,395,953
Change in net assets 999,578,267 939,584,396
Net Assets:
Beginning of year 1,019,846,542 80,262,146
End of year $ 2,019,424,809 $ 1,019,846,542
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 35,220,109 $ 35,162,025
Dividends reinvested 1,284,703 662
Cost of shares redeemed (11,994,000) (21,659,519)
Total Class II Shares 24,510,812 13,503,168
Class Y Shares
Proceeds from shares issued 1,099,414,258 959,083,441
Dividends reinvested 15,531,466 2,350,483
Cost of shares redeemed (297,904,147) (99,541,139)
Total Class Y Shares 817,041,577 861,892,785
Change in net assets from capital transactions $ 841,552,389 $ 875,395,953
SHARE TRANSACTIONS:
Class II Shares
Issued 1,610,440 1,737,364
Reinvested 55,808 33
Redeemed (547,773) (1,147,930)
Total Class II Shares 1,118,475 589,467
Class Y Shares
Issued 47,881,348 48,098,767
Reinvested 666,520 107,996
Redeemed (13,204,131) (4,813,482)
Total Class Y Shares 35,343,737 43,393,281
Total change in shares 36,462,212 43,982,748
(a) For the period from May 2, 2025 (commencement of operations) through December 31, 2025.

Equity Funds (I) - December 31, 2025 - Statements of Changes in Net Assets - 47
NVIT J.P. Morgan US Technology Leaders
Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ (48,775) $ (29,800)
613,279 494,063
2,937,623 3,054,967
3,502,127 3,519,230
(199) (a) —
(721,220) (40,775)
(721,419) (40,775)
4,407,923 5,663,680
7,188,631 9,142,135
17,077,769 7,935,634
$ 24,266,400 $ 17,077,769
$ 5,000 (a) $ —
199 (a) —
— (a) —
5,199 (a) —
5,546,537 6,522,847
721,220 40,775
(1,865,033) (899,942)
4,402,724 5,663,680
$ 4,407,923 $ 5,663,680
310 (a) —
10 (a) —
— (a) —
320 (a) —
290,790 454,577
36,438 2,337
(98,493) (57,389)
228,735 399,525
229,055 399,525

48 - Financial Highlights - December 31, 2025 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Dynamic U.S. Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2025 $ 25.62 $ 0.24 $ 4.16 $ 4.40 $ (0.26) $ — $ (0.26) $ 29.76 17.18% $ 1,867,658 0.61% 0.90% 0.66% 8.40%
12/31/2024 21.10 0.28 4.54 4.82 (0.30) — (0.30) 25.62 22.80% 1,764,356 0.61% 1.19% 0.66% 3.51%
12/31/2023 17.27 0.27 3.84 4.11 (0.28) — (0.28) 21.10 23.88% 1,617,136 0.61% 1.44% 0.66% 3.09%
12/31/2022 24.03 0.18 (5.46) (5.28) (0.17) (1.31) (1.48) 17.27 (22.10)% 1,439,331 0.61% 0.93% 0.67% 1.98%
12/31/2021 18.84 0.13 5.54 5.67 (0.11) (0.37) (0.48) 24.03 30.24% 2,016,400 0.61% 0.62% 0.67% 9.79%
Class II Shares
12/31/2025 25.25 0.17 4.10 4.27 (0.19) — (0.19) 29.33 16.91% 618,957 0.86% 0.65% 0.91% 8.40%
12/31/2024 20.80 0.22 4.46 4.68 (0.23) — (0.23) 25.25 22.50% 624,222 0.86% 0.94% 0.91% 3.51%
12/31/2023 17.03 0.22 3.78 4.00 (0.23) — (0.23) 20.80 23.56% 599,599 0.86% 1.18% 0.91% 3.09%
12/31/2022 23.71 0.13 (5.38) (5.25) (0.12) (1.31) (1.43) 17.03 (22.26)% 554,007 0.86% 0.68% 0.92% 1.98%
12/31/2021 18.62 0.08 5.46 5.54 (0.08) (0.37) (0.45) 23.71 29.91% 807,253 0.86% 0.37% 0.92% 9.79%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (I) - December 31, 2025 - Financial Highlights - 49
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2025 $ 17.72 $ 0.28 $ 2.89 $ 3.17 $ (0.17) $ (2.18) $ (2.35) $ 18.54 18.63% $ 232,794 0.76% 1.53% 0.87% 83.60%
12/31/2024 16.79 0.32 2.24 2.56 (0.31) (1.32) (1.63) 17.72 15.32% 222,389 0.85% 1.76% 0.88% 69.58%
12/31/2023 16.61 0.29 1.14 1.43 (0.29) (0.96) (1.25) 16.79 8.84% 222,008 0.88% 1.71% 0.88% 79.22%
12/31/2022 19.87 0.24 (0.62) (0.38) (0.20) (2.68) (2.88) 16.61 (1.13)% 229,418 0.87% 1.34% 0.87% 79.56%
12/31/2021 14.95 0.17 4.98 5.15 (0.23) — (0.23) 19.87 34.53% 259,805 0.88% 0.96% 0.90% 86.42%
Class II Shares
12/31/2025 17.57 0.25 2.86 3.11 (0.14) (2.18) (2.32) 18.36 18.43% 66,694 0.93% 1.36% 1.12% 83.60%
12/31/2024 16.66 0.28 2.23 2.51 (0.28) (1.32) (1.60) 17.57 15.12% 65,852 1.02% 1.59% 1.13% 69.58%
12/31/2023 16.49 0.25 1.14 1.39 (0.26) (0.96) (1.22) 16.66 8.65% 67,545 1.05% 1.54% 1.13% 79.22%
12/31/2022 19.75 0.21 (0.62) (0.41) (0.17) (2.68) (2.85) 16.49 (1.30)% 72,340 1.04% 1.17% 1.12% 79.56%
12/31/2021 14.85 0.14 4.95 5.09 (0.19) — (0.19) 19.75 34.32% 84,025 1.06% 0.78% 1.15% 86.42%
Class X Shares
12/31/2025 17.69 0.32 2.87 3.19 (0.19) (2.18) (2.37) 18.51 18.81% 244,612 0.63% 1.74% 0.73% 83.60%
12/31/2024 16.76 0.34 2.25 2.59 (0.34) (1.32) (1.66) 17.69 15.49% 77,992 0.72% 1.89% 0.75% 69.58%
12/31/2023 16.58 0.31 1.14 1.45 (0.31) (0.96) (1.27) 16.76 9.00% 69,066 0.75% 1.85% 0.75% 79.22%
12/31/2022 19.84 0.27 (0.62) (0.35) (0.23) (2.68) (2.91) 16.58 (1.02)% 66,042 0.74% 1.48% 0.74% 79.56%
12/31/2021 14.92 0.19 4.98 5.17 (0.25) — (0.25) 19.84 34.71% 68,665 0.75% 1.09% 0.77% 86.42%
Class Z Shares
12/31/2025 17.40 0.27 2.83 3.10 (0.18) (2.18) (2.36) 18.14 18.55% 523,819 0.88% 1.50% 0.98% 83.60%
12/31/2024 16.52 0.29 2.20 2.49 (0.29) (1.32) (1.61) 17.40 15.13% 166,461 0.97% 1.64% 1.00% 69.58%
12/31/2023 16.35 0.26 1.14 1.40 (0.27) (0.96) (1.23) 16.52 8.78% 172,151 1.00% 1.59% 1.00% 79.22%
12/31/2022 19.62 0.22 (0.63) (0.41) (0.18) (2.68) (2.86) 16.35 (1.30)% 191,855 0.99% 1.23% 0.99% 79.56%
12/31/2021 14.76 0.15 4.91 5.06 (0.20) — (0.20) 19.62 34.35% 204,457 1.00% 0.83% 1.02% 86.42%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

50 - Financial Highlights - December 31, 2025 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Digital Evolution Strategy Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2025(g) $ 15.53 $ (0.04) $ 7.23 $ 7.19 $ — $ (1.16) $ (1.16) $ 21.56 46.48% $ 21,011 0.96% (0.29)% 1.75% 90.46%
Class Y Shares
12/31/2025 17.13 0.05 5.59 5.64 (0.04) (1.16) (1.20) 21.57 33.10% 15,731 0.56% 0.26% 1.44% 90.46%
12/31/2024 13.14 0.01 4.92 4.93 (0.01) (0.93) (0.94) 17.13 37.48% 10,845 0.62% 0.04% 1.82% 77.54%
12/31/2023 7.76 — 5.38 5.38 — — — 13.14 69.35% 5,286 0.62% 0.01% 2.96% 72.09%
12/31/2022(h) 10.00 (0.01) (2.23) (2.24) — — — 7.76 (22.40)% 2,698 0.63% (0.15)% 5.60% 66.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from May 2, 2025 (commencement of operations) through December 31, 2025. Total return is calculated based on inception date of May 1, 2025 through
December 31, 2025.
(h) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

Equity Funds (I) - December 31, 2025 - Financial Highlights - 51
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Equity and Options Total Return Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
12/31/2025 $ 23.00 $ 0.18 $ 3.52 $ 3.70 $ (0.22) $ (1.95) $ (2.17) $ 24.53 16.49% $ 434,918 0.79% 0.75% 0.79% 91.00%
12/31/2024 21.20 0.24 2.67 2.91 (0.25) (0.86) (1.11) 23.00 13.66% 420,226 0.79% 1.02% 0.79% 19.96%
12/31/2023 22.00 0.30 1.42 1.72 (0.28) (2.24) (2.52) 21.20 8.27% 410,239 0.79% 1.37% 0.79% 20.34%
12/31/2022 27.22 0.28 (2.63) (2.35) (0.27) (2.60) (2.87) 22.00 (8.44)% 416,998 0.79% 1.16% 0.79% 25.96%
12/31/2021 23.53 0.20 4.90 5.10 (0.20) (1.21) (1.41) 27.22 21.88% 502,466 0.80% 0.79% 0.80% 17.86%
Class II Shares
12/31/2025 22.83 0.12 3.49 3.61 (0.16) (1.95) (2.11) 24.33 16.22% 109,585 1.04% 0.50% 1.04% 91.00%
12/31/2024 21.06 0.18 2.64 2.82 (0.19) (0.86) (1.05) 22.83 13.33% 104,948 1.04% 0.77% 1.04% 19.96%
12/31/2023 21.87 0.24 1.42 1.66 (0.23) (2.24) (2.47) 21.06 8.03% 104,400 1.04% 1.12% 1.04% 20.34%
12/31/2022 27.08 0.22 (2.62) (2.40) (0.21) (2.60) (2.81) 21.87 (8.66)% 105,627 1.04% 0.91% 1.04% 25.96%
12/31/2021 23.42 0.14 4.86 5.00 (0.13) (1.21) (1.34) 27.08 21.57% 128,404 1.05% 0.54% 1.05% 17.86%
Class IV Shares
12/31/2025 22.98 0.18 3.51 3.69 (0.22) (1.95) (2.17) 24.50 16.47% 165,607 0.79% 0.75% 0.79% 91.00%
12/31/2024 21.18 0.24 2.67 2.91 (0.25) (0.86) (1.11) 22.98 13.67% 151,352 0.79% 1.02% 0.79% 19.96%
12/31/2023 21.98 0.30 1.42 1.72 (0.28) (2.24) (2.52) 21.18 8.29% 143,021 0.79% 1.37% 0.79% 20.34%
12/31/2022 27.20 0.28 (2.63) (2.35) (0.27) (2.60) (2.87) 21.98 (8.45)% 139,336 0.79% 1.17% 0.79% 25.96%
12/31/2021 23.51 0.20 4.90 5.10 (0.20) (1.21) (1.41) 27.20 21.90% 160,843 0.80% 0.79% 0.80% 17.86%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

52 - Financial Highlights - December 31, 2025 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Innovators Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
12/31/2025 $ 13.56 $ 0.03 $ 1.93 $ 1.96 $ (0.03) $ (0.38) $ (0.41) $ 15.11 14.47% $ 9,840 0.62% 0.21% 1.93% 92.22%
12/31/2024 11.57 0.03 2.64 2.67 (0.03) (0.65) (0.68) 13.56 23.05% 7,673 0.62% 0.22% 2.25% 96.08%
12/31/2023 8.65 0.04 2.92 2.96 (0.04) — (0.04) 11.57 34.17% 5,280 0.62% 0.38% 2.82% 93.79%
12/31/2022(f) 10.00 0.02 (1.35) (1.33) (0.02) — (0.02) 8.65 (13.30)% 3,152 0.63% 0.37% 5.28% 52.19%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

Equity Funds (I) - December 31, 2025 - Financial Highlights - 53
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Large Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2025(g) $ 15.45 $ 0.01 $ 3.23 $ 3.24 $ — $ (0.02) $ — $ (0.02) $ 18.67 20.96% $ 25,934 0.69% 0.05% 0.95% 45.48%
Class II Shares
12/31/2025(g) 15.45 (0.01) 3.24 3.23 — (0.02) — (0.02) 18.66 20.89% 297,018 0.79% (0.06)% 1.21% 45.48%
Class Y Shares
12/31/2025 16.36 0.06 2.30 2.36 (0.04) (0.02) — (0.06) 18.66 14.41% 31,184 0.44% 0.34% 1.01% 45.48%
12/31/2024 12.33 0.02 4.04 4.06 (0.02) — (0.01) (0.03) 16.36 32.89% 18,343 0.62% 0.11% 1.33% 51.74%
12/31/2023 9.14 0.02 3.19 3.21 (0.02) — — (0.02) 12.33 35.15% 9,304 0.62% 0.23% 1.93% 59.02%
12/31/2022(h) 10.00 0.05 (0.87) (0.82) (0.04) — — (0.04) 9.14 (8.19)% 4,234 0.62% 0.77% 4.47% 12.22%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from May 2, 2025 (commencement of operations) through December 31, 2025. Total return is calculated based on inception date of May 1, 2025 through
December 31, 2025.
(h) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

54 - Financial Highlights - December 31, 2025 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan U.S. Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
12/31/2025 $ 21.01 $ 0.04 $ 2.91 $ 2.95 $ (0.02) $ (0.19) $ (0.21) $ 23.75 14.09% $ 152,767 0.94% 0.17% 0.94% 43.89%
12/31/2024 16.99 0.06 3.96 4.02 — — — 21.01 23.66% 111,623 0.94% 0.31% 0.98% 54.75%
12/31/2023 13.49 0.11 3.49 3.60 (0.10) — (0.10) 16.99 26.73% 80,253 0.94% 0.70% 1.03% 51.24%
12/31/2022 16.94 0.10 (3.38) (3.28) (0.08) (0.09) (0.17) 13.49 (19.38)% 54,725 0.94% 0.69% 1.10% 47.17%
12/31/2021 13.62 0.05 3.74 3.79 (0.04) (0.43) (0.47) 16.94 27.93% 44,370 0.89% 0.33% 1.37% 61.64%
Class Y Shares
12/31/2025 20.93 0.15 2.92 3.07 (0.10) (0.19) (0.29) 23.71 14.69% 1,866,658 0.44% 0.68% 0.44% 43.89%
12/31/2024 16.89 0.16 3.93 4.09 (0.05) — (0.05) 20.93 24.23%(h) 908,224 0.43% 0.76% 0.43% 54.75%
12/31/2023 13.41 0.18 3.47 3.65 (0.17) — (0.17) 16.89 27.30%(h) 9 0.44% 1.20% 0.52% 51.24%
12/31/2022 16.83 0.17 (3.35) (3.18) (0.15) (0.09) (0.24) 13.41 (18.95)%(h) 7 0.44% 1.16% 0.61% 47.17%
12/31/2021 13.52 0.12 3.74 3.86 (0.12) (0.43) (0.55) 16.83 28.66%(h) 9 0.44% 0.80% 0.97% 61.64%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor for the year 2025.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (I) - December 31, 2025 - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan US Technology Leaders Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2025(g) $ 16.11 $ (0.08) $ 4.52 $ 4.44 $ — $ (0.64) $ (0.64) $ 19.91 27.60%(h) $ 6 0.93% (0.62)% 1.74% 62.33%
Class Y Shares
12/31/2025 17.27 (0.05) 3.35 3.30 — (0.64) (0.64) 19.93 19.15% 24,260 0.56% (0.24)% 1.27% 62.33%
12/31/2024 13.47 (0.03) 3.87 3.84 — (0.04) (0.04) 17.27 28.52% 17,078 0.62% (0.22)% 1.48% 60.67%
12/31/2023 8.17 (0.02) 5.32 5.30 — — — 13.47 64.87% 7,936 0.62% (0.22)% 2.37% 31.34%
12/31/2022(i) 10.00 (0.01) (1.82) (1.83) — — — 8.17 (18.30)% 3,137 0.63% (0.12)% 5.35% 20.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from May 2, 2025 (commencement of operations) through December 31, 2025. Total return is calculated based on inception date of May 1, 2025 through
December 31, 2025.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

56 - Notes to Financial Statements - December 31, 2025 - Equity Funds (I)
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2025, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eight (8) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT BNY Mellon Dynamic U.S. Core Fund ("U.S. Core")
NVIT BNY Mellon Dynamic U.S. Equity Income Fund ("U.S. Equity Income")
NVIT J.P. Morgan Digital Evolution Strategy Fund ("Digital Evolution Strategy")
NVIT J.P. Morgan Equity and Options Total Return Fund (formerly, NVIT AQR Large Cap Defensive Style
Fund) ("Total Return")
NVIT J.P. Morgan Innovators Fund ("Innovators")
NVIT J.P. Morgan Large Cap Growth Fund ("Large Cap Growth")
NVIT J.P. Morgan U.S. Equity Fund ("U.S. Equity")
NVIT J.P. Morgan US Technology Leaders Fund ("US Technology Leaders")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of Innovators and US Technology Leaders. Shares of U.S. Core and U.S. Equity Income are held by separate accounts established by NLIC and Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, and other affiliated insurance companies. Shares of Digital Evolution Strategy, Total Return, and Large Cap Growth are held by separate accounts established by NLIC and NLAIC. Shares of U.S. Equity are held by separate accounts established by NLIC,
NLAIC, and series of the Trust that operate as a fund-of-funds, such as the NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class IV, Class X, Class Y, and Class Z shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund, except Digital Evolution Strategy and Large Cap Growth, is a diversified fund as defined in the 1940 Act. Digital
Evolution Strategy and Large Cap Growth are non-diversified funds, as defined in the 1940 Act.
Class I and Class II of Large Cap Growth, and Class II of Digital Evolution Strategy and US Technology Leaders commenced operations on May 2, 2025.
Effective September 19, 2025, NVIT AQR Large Cap Defensive Style Fund was renamed to "NVIT J.P. Morgan Equity and Options
Total Return Fund".
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

Equity Funds (I) - December 31, 2025 - Notes to Financial Statements - 57
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

58 - Notes to Financial Statements - December 31, 2025 - Equity Funds (I)
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2025. Please refer to the Statements of Investments for additional information on portfolio holdings.
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,281,258,780 $ – $ – $ 2,281,258,780
Futures Contracts# 9,417 – – 9,417
Purchased Option 2,166,780 – – 2,166,780
Repurchase Agreements – 59,003,484 – 59,003,484
Short-Term Investment – 72,755,846 – 72,755,846
Total Assets $ 2,283,434,977 $ 131,759,330 $ – $ 2,415,194,307
Liabilities:
Futures Contracts# $ (2,973,062) $ – $ – $ (2,973,062)
Total Liabilities $ (2,973,062) $ – $ – $ (2,973,062)
Total $ 2,280,461,915 $ 131,759,330 $ – $ 2,412,221,245
U.S. Equity Income
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 961,949,244 $ – $ – $ 961,949,244
Purchased Option 887,880 – – 887,880
Repurchase Agreements – 16,179,037 – 16,179,037
Short-Term Investment – 26,909,696 – 26,909,696
Total Assets $ 962,837,124 $ 43,088,733 $ – $ 1,005,925,857
Liabilities:
Futures Contracts# $ (1,922,625) $ – $ – $ (1,922,625)
Total Liabilities $ (1,922,625) $ – $ – $ (1,922,625)
Total $ 960,914,499 $ 43,088,733 $ – $ 1,004,003,232

Equity Funds (I) - December 31, 2025 - Notes to Financial Statements - 59
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and
Digital Evolution Strategy
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 25,485,879 $ – $ – $ 25,485,879
Total $ 25,485,879 $ – $ – $ 25,485,879
Total Return
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 708,446,216 $ – $ – $ 708,446,216
Total Assets $ 708,446,216 $ – $ – $ 708,446,216
Liabilities:
Written Options $ (1,189,069) $ – $ – $ (1,189,069)
Total Liabilities $ (1,189,069) $ – $ – $ (1,189,069)
Total $ 707,257,147 $ – $ – $ 707,257,147
Innovators
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 9,182,666 $ – $ – $ 9,182,666
Total $ 9,182,666 $ – $ – $ 9,182,666
Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 348,694,745 $ – $ – $ 348,694,745
Total $ 348,694,745 $ – $ – $ 348,694,745
U.S. Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,015,047,658 $ – $ – $ 2,015,047,658
Total $ 2,015,047,658 $ – $ – $ 2,015,047,658
US Technology Leaders
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 23,896,533 $ – $ – $ 23,896,533
Total $ 23,896,533 $ – $ – $ 23,896,533
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

60 - Notes to Financial Statements - December 31, 2025 - Equity Funds (I)
bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2025, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general

Equity Funds (I) - December 31, 2025 - Notes to Financial Statements - 61
market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
(e) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty

62 - Notes to Financial Statements - December 31, 2025 - Equity Funds (I)
credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2025:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2025:
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,166,780
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 9,417
Total $ 2,176,197
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (2,973,062)
Total $ (2,973,062)
U.S. Equity Income
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 887,880
Total $ 887,880
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (702,764)
Interest rate risk Receivable/payable for variation margin on futures contracts (1,219,861)
Total $ (1,922,625)
Total Return
Liabilities: Statements of Assets and Liabilities Fair Value
Written Options
Equity risk Written options, at value $ (1,189,069)
Total $ (1,189,069)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
U.S. Core
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ 8,917,718
Futures Contracts
Equity risk (6,384,041)
Interest rate risk 6,870,191
Total $ 9,403,868

Equity Funds (I) - December 31, 2025 - Notes to Financial Statements - 63
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2025:
U.S. Equity Income
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ 1,856,874
Futures Contracts
Equity risk (875,780)
Interest rate risk 1,902,175
Total $ 2,883,269
Total Return
Realized Gains (Losses): Total
Written Options
Equity risk $ 10,017,598
Futures Contracts
Equity risk 1,314,540
Total $ 11,332,138
U.S. Equity
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (165,786)
Total $ (165,786)
§ Realized gains (losses) from purchased options and purchased swaptions are included in "Net realized gains (losses) from transactions in investment securities."
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ 2,119,299
Futures Contracts
Equity risk 4,133,634
Interest rate risk 657,478
Total $ 6,910,411
U.S. Equity Income
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ 147,797
Futures Contracts
Equity risk 517,848
Interest rate risk (371,754)
Total $ 293,891
Total Return
Unrealized Appreciation/Depreciation: Total
Written Options
Equity risk $ 2,818,046
Futures Contracts
Equity risk 232,702
Total $ 3,050,748

64 - Notes to Financial Statements - December 31, 2025 - Equity Funds (I)
The following is a summary of the Funds' average volume of derivative instruments held for the year ended December 31, 2025:
As of December 31, 2025, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
(f) Securities Lending
During the year ended December 31, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
U.S. Equity
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 20,609
Total $ 20,609
§ Change in unrealized appreciation/depreciation from purchased options and purchased swaptions are included in "Net change in unrealized appreciation/depreciation in the value of investment securities."
U.S. Core
Options:
Average Value Purchased $ 7,774,706
Average Number of Purchased Option Contracts 2,020
Futures Contracts:
Average Notional Balance Long $ 300,607,958
Average Notional Balance Short $ 28,434,353
U.S. Equity Income
Options:
Average Value Purchased $ 1,856,668
Average Number of Purchased Option Contracts 506
Futures Contracts:
Average Notional Balance Long $ 119,664,103
Average Notional Balance Short $ 53,603,321
Total Return
Options:
Average Value Written $ 1,811,725
Average Number of Written Option Contracts 319
Futures Contracts:
Average Notional Balance Long $ 6,089,300
U.S. Equity
Futures Contracts:
Average Notional Balance Long $ 531,647

Equity Funds (I) - December 31, 2025 - Notes to Financial Statements - 65
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the year ended December 31, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
U.S. Core $ 59,003,484
U.S. Equity Income 16,179,037

66 - Notes to Financial Statements - December 31, 2025 - Equity Funds (I)
As of December 31, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2025, the joint repos on a gross basis were as follows:
Barclays Capital, Inc, 3.45%, dated 12/31/2025, due 1/2/2026, repurchase price $50,009,583, collateralized by U.S. Government
Treasury Securities, 4.38%, maturing 1/31/2032; total market value $51,000,051.
BofA Securities, Inc., 3.85%, dated 12/31/2025, due 1/2/2026, repurchase price $50,010,694, collateralized by U.S. Government
Agency Securities, ranging from 1.34% - 5.25%, maturing 10/20/2034 - 2/20/2073; total market value $51,000,000.
Cantor Fitzgerald & Co., 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $131,688,142, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 8.50%, maturing 3/1/2026 - 11/20/2075; total market value
$134,293,264.
CF Secured, LLC, 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $215,045,867, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 1.13% - 7.50%, maturing 3/31/2026 - 4/20/2071; total market value $219,346,790.
Citi Global Market, Inc., 3.81%, dated 12/31/2025, due 1/2/2026, repurchase price $138,529,316, collateralized by U.S.
Government Treasury Securities, ranging from 2.38% - 4.25%, maturing 2/15/2028 - 10/31/2029; total market value
$141,270,038.
MetLife, Inc., 3.83%, dated 12/31/2025, due 1/2/2026, repurchase price $150,031,917, collateralized by U.S. Government
Treasury Securities, ranging from 2.63% - 5.50%, maturing 1/31/2026 - 8/15/2048; total market value $153,077,523.
Pershing LLC, 3.72%, dated 12/31/2025, due 1/2/2026, repurchase price $215,044,433, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 2/15/2026 - 12/20/2075; total market value
$219,300,007.
U.S. Core
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Barclays Capital, Inc $ 15,000,000 $ – $ 15,000,000 $ (15,000,000) $ –
Cantor Fitzgerald &
Co. 3,003,484 – 3,003,484 (3,003,484) –
CF Secured, LLC 5,000,000 – 5,000,000 (5,000,000) –
Citi Global Market,
Inc. 1,000,000 – 1,000,000 (1,000,000) –
MetLife, Inc. 8,000,000 – 8,000,000 (8,000,000) –
Pershing LLC 27,000,000 – 27,000,000 (27,000,000) –
Total $ 59,003,484 $ – $ 59,003,484 $ (59,003,484) $ –

Equity Funds (I) - December 31, 2025 - Notes to Financial Statements - 67
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s
Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require
U.S. Equity Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BofA Securities, Inc. $ 6,000,000 $ – $ 6,000,000 $ (6,000,000) $ –
Cantor Fitzgerald &
Co. 1,079,037 – 1,079,037 (1,079,037) –
CF Secured, LLC 2,100,000 – 2,100,000 (2,100,000) –
Citi Global Market,
Inc. 7,000,000 – 7,000,000 (7,000,000) –
Total $ 16,179,037 $ – $ 16,179,037 $ (16,179,037) $ –
* As of December 31, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

68 - Notes to Financial Statements - December 31, 2025 - Equity Funds (I)
reclassification. The permanent differences as of December 31, 2025 are primarily attributable to investments in passive foreign investment companies ("PFICs") and net operating losses. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2025 may primarily be attributable to mark-to-market adjustments on futures, mark-to-market adjustments on options, outstanding straddle loss deferrals, and outstanding wash sale loss deferrals.  These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2025 were as follows:
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax
Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the year ended December 31, 2025, the Funds did not pay a significant amount of foreign or U.S.
federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU Reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. Income recognized for EU reclaims is reflected as European Union tax reclaims
Fund Capital
Total
Distributable
Earnings (Loss)
U.S. Core $ – $ –
U.S. Equity Income – –
Digital Evolution Strategy – –
Total Return – –
Innovators – –
Large Cap Growth 1,143 (1,143)
U.S. Equity – –
US Technology Leaders (48,775) 48,775

Equity Funds (I) - December 31, 2025 - Notes to Financial Statements - 69
in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the
Statements of Operations.
(m) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2025, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
U.S. Core Newton Investment Management North America, LLC (“Newton US”)
U.S. Equity Income Newton US
Digital Evolution Strategy J.P. Morgan Investment Management Inc. ("JPMIM")
Total Return JPMIM(a)
Innovators JPMIM
Large Cap Growth JPMIM
U.S. Equity JPMIM
US Technology Leaders JPMIM
(a) Effective September 19, 2025, J.P. Morgan Investment Management Inc. was appointed as the subadviser to the Fund. Effective on
September 19, 2025, AQR Capital Management, LLC was terminated and ceased serving as subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
U.S. Core Up to $500 million 0.50%
$500 million up to $1 billion 0.475%
$1 billion and more 0.45%
U.S. Equity Income Up to $500 million 0.57%
$500 million up to $1 billion 0.55%
$1 billion and more 0.53%
Digital Evolution Strategy $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Total Return Up to $250 million 0.60%
$250 million up to $1 billion 0.575%
$1 billion up to $2 billion 0.55%
$2 billion up to $5 billion 0.525%
$5 billion and more 0.50%
Innovators $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Large Cap Growth $0 up to $500 million 0.65%
$500 million and more 0.60%
U.S. Equity All assets 0.39%
US Technology Leaders $0 up to $1 billion 0.75%
$1 billion and more 0.70%

70 - Notes to Financial Statements - December 31, 2025 - Equity Funds (I)
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2026.
During the year ended December 31, 2025, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the year ended December 31, 2025, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2026.
Fund
Advisory Fee
Waiver
(annual rate)
U.S. Core 0.038%
Fund Amount
U.S. Core $ 905,846
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
U.S. Core 0.47% 0.43% 0.42%
U.S. Equity Income 0.57 N/A 0.46
Digital Evolution Strategy 0.75 N/A 0.00
Total Return 0.58 N/A 0.58
Innovators 0.75 N/A 0.00
Large Cap Growth 0.64 N/A 0.26
U.S. Equity 0.39 N/A 0.39
US Technology Leaders 0.75 N/A 0.04
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Digital Evolution Strategy All Classes 0.56%
Innovators All Classes 0.62
Large Cap Growth All Classes 0.44
U.S. Equity All Classes 0.44
US Technology Leaders All Classes 0.56

Equity Funds (I) - December 31, 2025 - Notes to Financial Statements - 71
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses from exceeding the amounts listed in the following table until at least April 30, 2026.
On November 14, 2025, the Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds'
operating expenses, (excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business), including the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 14, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Pursuant to the Expense Limitation Agreement, during the year ended December 31, 2025, certain Funds reimbursed NFA in the following amounts:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Fund Classes
Amount
(annual rate)
U.S. Core Class I 0.65%
Class II 0.90
U.S. Equity Income Class I 0.76
Class II 0.93
Class X 0.63
Class Z 0.88
Fund Classes
Amount
(annual rate)
U.S. Core Class I 0.67%
U.S. Equity Income Class X 0.68%
Class Z 0.92%
Large Cap Growth Class I 0.76%
Class II 0.83%
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount Total
U.S. Core $ 179,974 $ 174,835 $ 162,082 $ 516,891
U.S. Equity Income — 154,139 642,681 796,820
Digital Evolution Strategy 84,036 108,655 132,623 325,314
Total Return — — — —
Innovators 79,479 104,725 109,920 294,124
Large Cap Growth 76,855 102,741 260,232 439,828
U.S. Equity 53,534 35,302 — 88,836
US Technology Leaders 81,011 115,572 142,170 338,753
Fund Amount
U.S. Equity
$ 44,000

72 - Notes to Financial Statements - December 31, 2025 - Equity Funds (I)
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2025, NFM earned an aggregate of $1,701,859 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2025, the Funds' aggregate portion of such costs amounted to $21,355.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2026:
During the year ended December 31, 2025, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund Class II Shares Class Z Shares
U.S. Core 0.25% N/A
U.S. Equity Income 0.25% 0.25%
Digital Evolution Strategy 0.25% N/A
Total Return 0.25% N/A
Large Cap Growth 0.25% N/A
U.S. Equity 0.25% N/A
US Technology Leaders 0.25% N/A
N/A - Not Applicable.
Fund
Distribution
Fee Waiver
(Annual Rate)
U.S. Equity Income 0.08%
Digital Evolution Strategy 0.10
Large Cap Growth 0.15
US Technology Leaders 0.10
Fund Amount
U.S. Equity Income $ 52,547
Digital Evolution Strategy 3,170
Large Cap Growth 59,175
US Technology Leaders 5

Equity Funds (I) - December 31, 2025 - Notes to Financial Statements - 73
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund, up to 0.20% of the average daily net assets of Class
IV,  and up to 0.12% of the average daily net assets of Class X and Class Z shares of each Fund.
For the year ended December 31, 2025, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2025, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the year ended December 31, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2025, none of the Funds engaged in interfund lending.
Fund Class I Class II Class IV Class X Class Z
U.S. Core 0.15% 0.15 % N/A N/A N/A
U.S. Equity Income 0.25 0.25 N/A 0.12% 0.12%
Digital Evolution Strategy N/A 0.25 N/A N/A N/A
Total Return 0.15 0.15 0.15 % N/A N/A
Large Cap Growth 0.25 0.25 N/A N/A N/A
U.S. Equity N/A 0.25 N/A N/A N/A
US Technology Leaders N/A 0.24 N/A N/A N/A
N/A — Not Applicable.
Fund Amount
U.S. Core $ 3,575,704
U.S. Equity Income 1,103,746
Digital Evolution Strategy 7,925
Total Return 1,036,563
Innovators N/A
Large Cap Growth 106,729
U.S. Equity 319,408
US Technology Leaders 10
N/A — Not Applicable.

74 - Notes to Financial Statements - December 31, 2025 - Equity Funds (I)
5. Investment Transactions
For the year ended December 31, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(d) Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria could outperform those that do;
economic or political changes could make certain companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
Fund Purchases Sales
U.S. Core $ 183,765,377 $ 342,959,401
U.S. Equity Income 856,267,761 467,532,092
Digital Evolution Strategy 24,669,190 14,130,807
Total Return 623,642,298 665,020,805
Innovators 8,222,707 7,566,510
Large Cap Growth 360,961,232 34,578,331
U.S. Equity 1,384,759,658 548,651,656
US Technology Leaders 16,231,597 12,289,174

Equity Funds (I) - December 31, 2025 - Notes to Financial Statements - 75
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended December 31, 2025, the Funds recaptured the following amounts of brokerage commissions:
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2025 was as follows:
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
Fund Amount
Digital Evolution Strategy $ 13
Innovators 3
Large Cap Growth 308
U.S. Equity 16,913
US Technology Leaders 392
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
U.S. Core $ 20,432,294 $ – $ 20,432,294 $ – $ 20,432,294
U.S. Equity Income 28,240,327 41,626,080 69,866,407 – 69,866,407
Digital Evolution Strategy 653,232 657,457 1,310,689 – 1,310,689
Total Return 9,984,967 49,348,531 59,333,498 – 59,333,498
Innovators 18,952 226,339 245,291 – 245,291
Large Cap Growth 63,001 339,056 402,057 – 402,057
U.S. Equity 15,308,773 1,507,396 16,816,169 – 16,816,169
US Technology Leaders – 721,419 721,419 – 721,419
*
Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
U.S. Core $ 26,340,012 $ – $ 26,340,012 $ – $ 26,340,012
U.S. Equity Income 9,096,562 38,048,938 47,145,500 – 47,145,500
Digital Evolution Strategy 246,404 314,959 561,363 – 561,363
Total Return 7,965,019 23,978,752 31,943,771 – 31,943,771
Innovators 14,235 351,368 365,603 – 365,603
Large Cap Growth 15,922 – 15,922 12,388 28,310
U.S. Equity 2,351,145 – 2,351,145 – 2,351,145
US Technology Leaders – 40,775 40,775 – 40,775
*
Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

76 - Notes to Financial Statements - December 31, 2025 - Equity Funds (I)
As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2025, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2025.
During the year ended December 31, 2025, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
The Funds may elect to have certain late year losses incurred after October 31 and within the taxable year deemed to arise on the first business day of the Fund's next taxable year. For the year ended
December 31, 2025
, the Funds elected to defer qualified late year
capital losses, if any, in the following amount.
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)*
Total
Accumulated
Earnings
(Deficit)
U.S. Core $ 1,753,899 $ 57,449,310 $ 59,203,209 $ – $ – 1,368,469,199 1,427,672,408
U.S. Equity Income 13,122,932 42,030,367 55,153,299 – – 150,030,828 205,184,127
Digital Evolution Strategy 370,697 14,988 385,685 – – 6,408,969 6,794,654
Total Return 24,175,877 188,700,022 212,875,899 – – 93,267,214 306,143,113
Innovators 65,347 89,008 154,355 – – 2,440,154 2,594,509
Large Cap Growth 469 – 469 – (924,358) 10,821,441 9,897,552
U.S. Equity 1,824,924 – 1,824,924 – (3,532,396) 237,489,044 235,781,572
US Technology Leaders – 235,738 235,738 – – 7,863,906 8,099,644
*
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
U.S. Core $ 1,038,973,578 $ 1,416,750,477 $ (43,502,810) $ 1,373,247,667
U.S. Equity Income 853,978,531 161,046,912 (11,022,211) 150,024,701
Digital Evolution Strategy 19,076,910 6,725,528 (316,559) 6,408,969
Total Return 611,944,583 105,462,169 (10,149,605) 95,312,564
Innovators 6,742,512 2,525,767 (85,613) 2,440,154
Large Cap Growth 337,873,304 16,246,129 (5,424,688) 10,821,441
U.S. Equity 1,777,558,614 249,798,842 (12,309,798) 237,489,044
US Technology Leaders 16,032,627 8,178,824 (314,918) 7,863,906
Fund Amount
U.S. Equity $ (3,532,396)
Fund Utilized
U.S. Core $ 67,798,576
Large Cap Growth 154,770
Fund Amount
Large Cap Growth $(924,358)

Equity Funds (I) - December 31, 2025 - Report of Independent Registered Public Accounting Firm - 77
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT BNY Mellon Dynamic U.S.
Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT
J.P. Morgan Equity and Options Total Return Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap
Growth Fund, NVIT J.P. Morgan U.S. Equity Fund and NVIT J.P. Morgan US Technology Leaders Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT BNY
Mellon Dynamic U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT J.P. Morgan Digital Evolution
Strategy Fund, J.P. Morgan Equity and Options Total Return Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large
Cap Growth Fund, NVIT J.P. Morgan U.S. Equity Fund and NVIT J.P. Morgan US Technology Leaders Fund (eight of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2026
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

78 - Supplemental Information - December 31, 2025 (Unaudited) - Equity Funds (I)
Other Federal Tax Information
For the year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.
For the taxable year ended December 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
U.S. Core 98 .12%
U.S. Equity Income 33 .65
Digital Evolution Strategy 7 .74
Total Return 60 .96
Innovators 64 .24
Large Cap Growth 100 .00
U.S. Equity 63 .15
US Technology Leaders –
Fund Amount
U.S. Core $ –
U.S. Equity Income 41,626,080
Digital Evolution Strategy 657,457
Total Return 49,348,531
Innovators 226,339
Large Cap Growth 339,056
U.S. Equity 1,507,396
US Technology Leaders 721,419

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-CEQ-1 (2-26)

Annual Financial Statements
December 31, 2025
Nationwide Variable Insurance Trust
Equity Funds (II)
NVIT Allspring Discovery Fund
NVIT BlackRock Equity Dividend Fund
NVIT GQG US Quality Equity Fund
(formerly, NVIT Calvert Equity Fund)
NVIT Invesco Small Cap Growth Fund
NVIT Jacobs Levy Large Cap Core Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Real Estate Fund
NVIT Victory Mid Cap Value Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may choose this option by:
- Calling 1-800-848-6331
- Logging into your account at https://www.nationwide.com/personal/investing/mutual-funds/
and choosing ‘Log in’, or by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form
N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and
N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust also makes this information available to investors on https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.
The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available:
- By calling 1-800-848-0920
- On the Fund’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the SEC’s website at http://www.sec.gov
Funds are required to disclose proxy votes using the issuer’s proxy card language and order, categorize votes by topic, and report shares voted versus shares loaned but not recalled.
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 1-800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and is not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company.
©2026 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 42
Statements of Operations 50
Statements of Changes in Net Assets 54
Financial Highlights 65
Notes to Financial Statements 75
Report of Independent Registered Public Accounting Firm 104
Supplemental Information 105

2 - Statement of Investments - December 31, 2025 - NVIT Allspring Discovery Fund
Common Stocks 98 .4%
Shares Value ($)
BRAZIL 1 .1%
Broadline Retail 1 .1%
MercadoLibre, Inc. * 2,434 4,902,709
CANADA 3 .0%
Commercial Services & Supplies 1 .5%
RB Global, Inc. 63,069 6,487,908
Electronic Equipment, Instruments & Components 1 .5%
Celestica, Inc. * 21,322 6,302,996
12,790,904
DENMARK 1 .3%
Biotechnology 1 .3%
Ascendis Pharma A/S, ADR * 25,738 5,488,371
ISRAEL 2 .0%
Pharmaceuticals 2 .0%
Teva Pharmaceutical Industries
Ltd., ADR * 269,883 8,423,048
UNITED STATES 91 .0%
Aerospace & Defense 7 .2%
ATI, Inc. * 45,979 5,276,550
Carpenter Technology Corp. 29,857 9,400,178
Curtiss-Wright Corp. 15,234 8,398,047
Mercury Systems, Inc. *(a) 108,254 7,903,625
30,978,400
Biotechnology 5 .5%
Bridgebio Pharma, Inc. *(a) 41,988 3,211,662
Insmed, Inc. * 39,332 6,845,341
Natera, Inc. * 24,274 5,560,931
Neurocrine Biosciences, Inc. * 32,050 4,545,652
Vericel Corp. *(a) 98,715 3,554,727
23,718,313
Building Products 2 .3%
AAON, Inc. (a) 53,846 4,105,758
Armstrong World Industries, Inc. 30,232 5,777,335
9,883,093
Capital Markets 2 .0%
Miami International Holdings, Inc.
*(a) 125,628 5,575,370
Robinhood Markets, Inc., Class A * 25,588 2,894,003
8,469,373
Commercial Services & Supplies 2 .2%
Casella Waste Systems, Inc.,
Class A *(a) 96,161 9,418,008
Construction & Engineering 5 .3%
Argan, Inc. 16,601 5,201,425
Construction Partners, Inc., Class
A *(a) 73,065 7,931,206
EMCOR Group, Inc. 15,746 9,633,245
22,765,876
Electrical Equipment 2 .0%
Bloom Energy Corp., Class A * 72,639 6,311,603
Power Solutions International, Inc.
*(a) 44,135 2,521,874
8,833,477
Electronic Equipment, Instruments & Components 3 .5%
Novanta, Inc. * 46,477 5,530,298
Sanmina Corp. *(a) 33,245 4,989,077
Teledyne Technologies, Inc. * 8,715 4,451,012
14,970,387
Common Stocks
Shares Value ($)
UNITED STATES
Entertainment 3 .6%
Liberty Live Holdings, Inc., Class
C *(a) 83,148 6,914,588
TKO Group Holdings, Inc., Class
A (a) 41,891 8,755,219
15,669,807
Financial Services 4 .1%
Affirm Holdings, Inc., Class A * 85,690 6,377,907
Equitable Holdings, Inc. 173,269 8,256,267
Toast, Inc., Class A * 88,841 3,154,744
17,788,918
Ground Transportation 1 .3%
Saia, Inc. *(a) 17,141 5,596,879
Health Care Equipment & Supplies 5 .7%
Glaukos Corp. *(a) 47,323 5,343,240
iRhythm Technologies, Inc. * 54,932 9,747,134
Penumbra, Inc. * 30,249 9,404,717
24,495,091
Health Care Providers & Services 8 .1%
Encompass Health Corp. 52,668 5,590,182
Guardant Health, Inc. *(a) 80,846 8,257,610
HealthEquity, Inc. * 76,982 7,052,321
RadNet, Inc. * 122,996 8,775,764
Tenet Healthcare Corp. * 28,972 5,757,316
35,433,193
Hotels, Restaurants & Leisure 5 .8%
Dutch Bros, Inc., Class A * 113,627 6,956,245
Hyatt Hotels Corp., Class A (a) 44,497 7,133,759
Viking Holdings Ltd. * 96,012 6,856,217
Wingstop, Inc. (a) 17,669 4,213,880
25,160,101
Household Durables 2 .2%
SharkNinja, Inc. *(a) 37,960 4,247,724
Taylor Morrison Home Corp.,
Class A * 85,522 5,034,680
9,282,404
Independent Power and Renewable Electricity Producers 2 .1%
Talen Energy Corp. *(a) 23,633 8,858,594
IT Services 1 .3%
MongoDB, Inc., Class A * 13,021 5,464,783
Life Sciences Tools & Services 1 .3%
Repligen Corp. * 35,210 5,769,511
Machinery 2 .0%
RBC Bearings, Inc. * 19,712 8,839,452
Pharmaceuticals 0 .4%
Corcept Therapeutics, Inc. *(a) 43,856 1,526,189
Professional Services 1 .2%
UL Solutions, Inc., Class A (a) 66,882 5,274,315
Real Estate Management & Development 1 .8%
Jones Lang LaSalle, Inc. * 23,170 7,796,010
Semiconductors & Semiconductor Equipment 5 .6%
Astera Labs, Inc. *(a) 49,672 8,263,434
Impinj, Inc. *(a) 22,963 3,995,792
Monolithic Power Systems, Inc. (a) 5,362 4,859,902
Rambus, Inc. *(a) 78,356 7,200,133
24,319,261
Software 9 .7%
Clearwater Analytics Holdings,
Inc., Class A *(a) 304,132 7,335,664

NVIT Allspring Discovery Fund - December 31, 2025 - Statement of Investments - 3
Common Stocks
Shares Value ($)
UNITED STATES
Software
Guidewire Software, Inc. * 49,638 9,977,734
Procore Technologies, Inc. *(a) 81,471 5,926,201
SailPoint, Inc. *(a) 207,133 4,190,301
Samsara, Inc., Class A * 126,414 4,481,376
ServiceTitan, Inc., Class A *(a) 49,553 5,277,395
Tyler Technologies, Inc. * 10,979 4,983,917
42,172,588
Specialty Retail 2 .5%
Burlington Stores, Inc. * 21,332 6,161,748
Chewy, Inc., Class A *(a) 145,459 4,807,420
10,969,168
Trading Companies & Distributors 2 .3%
Applied Industrial Technologies,
Inc. 24,303 6,240,281
SiteOne Landscape Supply, Inc. * 28,632 3,566,402
9,806,683
393,259,874
Total Common Stocks
(cost $313,480,007) 424,864,906
Repurchase Agreements 8 .2%
Principal
Amount ($)
Bank of America NA, 3.85%,
dated 12/31/2025, due
1/2/2026, repurchase price
$500,107, collateralized by
U.S. Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
5/1/2049 - 9/1/2050; total
market value $510,000.(b)(c) 500,000 500,000
Barclays Capital, Inc, 3.45%,
dated 12/31/2025, due
1/2/2026, repurchase price
$15,002,875, collateralized
by U.S. Government Treasury
Securities, 4.38%, maturing
1/31/2032; total market value
$15,300,015.(b)(c) 15,000,000 15,000,000
BofA Securities, Inc., 3.85%,
dated 12/31/2025, due
1/2/2026, repurchase price
$4,000,856, collateralized
by U.S. Government Agency
Securities, ranging from
1.34% - 5.25%, maturing
10/20/2034 - 2/20/2073; total
market value $4,080,000.(b)
(c) 4,000,000 4,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co., 3.84%,
dated 12/31/2025, due
1/2/2026, repurchase price
$753,755, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%, maturing
3/1/2026 - 11/20/2075; total
market value $768,666.(b)(c) 753,594 753,594
CF Secured, LLC, 3.84%,
dated 12/31/2025, due
1/2/2026, repurchase price
$12,002,560, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 1.13% - 7.50%, maturing
3/31/2026 - 4/20/2071; total
market value $12,242,612.
(b)(c) 12,000,000 12,000,000
Pershing LLC, 3.72%, dated
12/31/2025, due 1/2/2026,
repurchase price $3,000,620,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 9.00%, maturing
2/15/2026 - 12/20/2075; total
market value $3,060,000.(b)
(c) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $35,253,594) 35,253,594
Total Investments
(cost $348,733,601) — 106.6% 460,118,500
Liabilities in excess of other assets — (6.6)% (28,502,091)
NET ASSETS — 100.0%
$431,616,409
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $124,620,855, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $35,253,594 and by
$95,359,489 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 1/15/2026 -
5/15/2055, a total value of $130,613,083.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$35,253,594.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - December 31, 2025 - NVIT BlackRock Equity Dividend Fund
Common Stocks 94 .8%
Shares Value ($)
Aerospace & Defense 3 .0%
Airbus SE 10,933 2,535,945
Boeing Co. (The)* 15,255 3,312,166
L3Harris Technologies, Inc. 14,030 4,118,787
Lockheed Martin Corp. 12,938 6,257,722
RTX Corp. 8,319 1,525,705
17,750,325
Air Freight & Logistics 0 .6%
FedEx Corp. 11,789 3,405,371
Automobiles 0 .5%
General Motors Co. 39,215 3,188,964
Banks 12 .1%
Bank of America Corp. 127,348 7,004,140
Citigroup, Inc. 160,484 18,726,878
Citizens Financial Group, Inc. 50,673 2,959,810
First Citizens BancShares,
Inc., Class A(a) 7,151 15,347,333
JPMorgan Chase & Co. 21,638 6,972,196
Wells Fargo & Co. 219,699 20,475,947
71,486,304
Beverages 1 .2%
Keurig Dr Pepper, Inc.(a) 156,410 4,381,044
PepsiCo, Inc. 18,684 2,681,528
7,062,572
Broadline Retail 2 .5%
Amazon.com, Inc.* 63,786 14,723,085
Building Products 0 .6%
Fortune Brands Innovations,
Inc. 76,375 3,820,277
Capital Markets 4 .1%
Carlyle Group, Inc. (The) 58,778 3,474,368
Charles Schwab Corp. (The) 62,063 6,200,714
Intercontinental Exchange, Inc. 89,161 14,440,515
24,115,597
Chemicals 3 .2%
Air Products & Chemicals, Inc. 25,247 6,236,514
International Flavors &
Fragrances, Inc.(a) 56,963 3,838,737
LyondellBasell Industries NV,
Class A 49,983 2,164,264
PPG Industries, Inc.(a) 61,098 6,260,101
Solstice Advanced Materials,
Inc.* 4,313 209,525
18,709,141
Commercial Services & Supplies 1 .4%
Rentokil Initial plc 1,400,338 8,364,005
Communications Equipment 1 .3%
Cisco Systems, Inc. 100,142 7,713,938
Consumer Staples Distribution & Retail 2 .3%
Dollar General Corp. 100,682 13,367,549
Containers & Packaging 2 .2%
Crown Holdings, Inc. 59,389 6,115,285
Sealed Air Corp. 161,690 6,698,817
12,814,102
Diversified Telecommunication Services 0 .6%
Verizon Communications, Inc. 83,832 3,414,477
Common Stocks
Shares Value ($)
Electric Utilities 2 .7%
Edison International 42,347 2,541,667
Evergy, Inc. 47,050 3,410,654
Exelon Corp. 170,335 7,424,903
PG&E Corp. 148,790 2,391,055
15,768,279
Electronic Equipment, Instruments & Components 1 .2%
CDW Corp. 44,038 5,997,976
Ralliant Corp. 16,087 818,989
6,816,965
Entertainment 1 .7%
Electronic Arts, Inc. 29,891 6,107,628
Walt Disney Co. (The) 35,325 4,018,925
10,126,553
Financial Services 2 .0%
Fidelity National Information
Services, Inc. 173,790 11,550,083
Food Products 1 .6%
Campbell's Co. (The)(a) 89,978 2,507,687
Kraft Heinz Co. (The) 235,284 5,705,637
Lamb Weston Holdings, Inc. 29,068 1,217,658
9,430,982
Ground Transportation 0 .7%
CSX Corp. 57,460 2,082,925
Union Pacific Corp. 8,384 1,939,387
4,022,312
Health Care Equipment & Supplies 6 .4%
Baxter International, Inc.(a) 633,454 12,105,306
Becton Dickinson & Co. 72,366 14,044,070
Medtronic plc 119,675 11,495,980
37,645,356
Health Care Providers & Services 5 .4%
Cardinal Health, Inc. 58,480 12,017,640
CVS Health Corp. 152,737 12,121,208
Elevance Health, Inc. 22,472 7,877,560
32,016,408
Health Care REITs 0 .5%
Healthcare Realty Trust, Inc.,
Class A(a) 170,079 2,882,839
Household Products 1 .0%
Henkel AG & Co. KGaA
(Preference) 69,477 5,678,300
Industrial Conglomerates 0 .7%
Honeywell International, Inc. 20,067 3,914,871
Industrial REITs 1 .3%
Rexford Industrial Realty, Inc.
(a) 129,163 5,001,191
STAG Industrial, Inc.(a) 67,962 2,498,283
7,499,474
Insurance 2 .5%
American International Group,
Inc. 51,499 4,405,739
Arthur J Gallagher & Co. 12,168 3,148,957
F&G Annuities & Life, Inc. 5,915 182,478
Fidelity National Financial, Inc. 97,944 5,346,763
Willis Towers Watson plc(a) 5,870 1,928,882
15,012,819

NVIT BlackRock Equity Dividend Fund - December 31, 2025 - Statement of Investments - 5
Common Stocks
Shares Value ($)
Interactive Media & Services 3 .1%
Alphabet, Inc., Class C 36,924 11,586,751
Meta Platforms, Inc., Class A 9,776 6,453,040
18,039,791
Leisure Products 1 .1%
Hasbro, Inc. 78,118 6,405,676
Machinery 1 .0%
CNH Industrial NV(a) 316,552 2,918,609
Fortive Corp. 59,433 3,281,296
6,199,905
Media 1 .7%
Comcast Corp., Class A 199,776 5,971,305
WPP plc 866,373 3,913,079
9,884,384
Metals & Mining 1 .7%
Barrick Mining Corp. 82,350 3,586,343
Teck Resources Ltd., Class B 139,252 6,668,778
10,255,121
Multi-Utilities 1 .3%
Dominion Energy, Inc.(a) 133,784 7,838,405
Oil, Gas & Consumable Fuels 3 .6%
BP plc 2,025,873 11,760,151
Shell plc 263,433 9,677,011
21,437,162
Pharmaceuticals 2 .2%
AstraZeneca plc 12,262 2,258,561
Merck & Co., Inc. 33,945 3,573,051
Pfizer, Inc. 54,909 1,367,234
Sanofi SA 60,488 5,868,408
13,067,254
Professional Services 3 .2%
Leidos Holdings, Inc. 17,904 3,229,882
SS&C Technologies Holdings,
Inc. 176,027 15,388,280
18,618,162
Residential REITs 0 .7%
AvalonBay Communities, Inc.
(a) 21,322 3,865,892
Semiconductors & Semiconductor Equipment 1 .2%
Intel Corp.* 37,792 1,394,525
STMicroelectronics NV,
ADR-SG 63,987 1,659,823
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 13,962 4,242,912
7,297,260
Software 1 .7%
Microsoft Corp. 20,946 10,129,905
Specialized REITs 0 .8%
Crown Castle, Inc. 51,686 4,593,335
Technology Hardware, Storage & Peripherals 5 .3%
Hewlett Packard Enterprise
Co.(a) 295,610 7,100,552
HP, Inc. 244,166 5,440,019
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S 6,250 12,781,244
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Western Digital Corp. 34,276 5,904,727
31,226,542
Tobacco 1 .0%
British American Tobacco plc,
ADR-UK(a) 100,059 5,665,341
Trading Companies & Distributors 1 .6%
WESCO International, Inc. 37,844 9,258,156
Wireless Telecommunication Services 0 .3%
Rogers Communications, Inc.,
Class B(a) 40,112 1,513,426
Total Common Stocks
(cost $435,033,970) 557,596,665
Master Limited Partnership 1 .2%
Oil, Gas & Consumable Fuels 1 .2%
Enterprise Products Partners
LP 215,513 6,909,347
Total Master Limited Partnership
(cost  $4,874,663)
6,909,347
Repurchase Agreements 4 .6%
Principal
Amount ($)
Bank of America NA,
3.85%, dated 12/31/2025,
due 1/2/2026, repurchase
price $4,901,048,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
5/1/2049 - 9/1/2050; total
market value $4,998,000.
(b)(c) 4,900,000 4,900,000
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $3,356,067,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $3,422,458.(b)(c) 3,355,351 3,355,351
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $2,000,427,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $2,040,000.(b)(c) 2,000,000 2,000,000

6 - Statement of Investments - December 31, 2025 - NVIT BlackRock Equity Dividend Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Citi Global Market, Inc.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $10,002,117,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
2/15/2028 - 10/31/2029;
total market value
$10,200,003.(b)(c) 10,000,000 10,000,000
MetLife, Inc.,
3.83%, dated 12/31/2025,
due 1/2/2026, repurchase
price $2,000,426,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048;
total market value
$2,041,034.(b)(c) 2,000,000 2,000,000
Pershing LLC,
3.72%, dated 12/31/2025,
due 1/2/2026, repurchase
price $5,001,033,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
2/15/2026 - 12/20/2075;
total market value
$5,100,000.(b)(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $27,255,351) 27,255,351
Total Investments
(cost $467,163,984) — 100.6% 591,761,363
Liabilities in excess of other assets — (0.6)% (3,406,637)
NET ASSETS — 100.0%
$ 588,354,726
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $50,031,706, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $27,255,351 and by
$24,296,578 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 1/15/2026 -
5/15/2055, a total value of $51,551,929.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$27,255,351.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
SG Singapore
TW Taiwan
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

NVIT GQG US Quality Equity Fund - December 31, 2025 - Statement of Investments - 7
Common Stocks 99 .4%
Shares Value ($)
Beverages 4 .5%
Anheuser-Busch InBev SA/NV,
ADR-BE(a) 21,321 1,365,397
Coca-Cola Co. (The) 40,151 2,806,956
4,172,353
Capital Markets 2 .6%
CME Group, Inc. 8,912 2,433,689
Consumer Staples Distribution & Retail 2 .6%
Kroger Co. (The) 37,707 2,355,933
Diversified Telecommunication Services 9 .6%
AT&T, Inc. 186,888 4,642,298
Verizon Communications, Inc. 102,342 4,168,390
8,810,688
Electric Utilities 16 .1%
American Electric Power Co.,
Inc. 35,695 4,115,990
Duke Energy Corp. 21,964 2,574,400
Exelon Corp.(a) 58,211 2,537,418
NextEra Energy, Inc. 29,543 2,371,712
PPL Corp. 37,284 1,305,686
Xcel Energy, Inc. 25,149 1,857,505
14,762,711
Financial Services 3 .0%
Berkshire Hathaway, Inc.,
Class B* 5,498 2,763,570
Gas Utilities 1 .0%
Atmos Energy Corp.(a) 5,589 936,884
Health Care Providers & Services 5 .1%
Cigna Group (The) 16,854 4,638,727
Insurance 18 .7%
Allstate Corp. (The) 15,260 3,176,369
American International Group,
Inc. 43,502 3,721,596
Cincinnati Financial Corp. 14,735 2,406,520
Old Republic International
Corp. 30,731 1,402,563
Progressive Corp. (The) 24,291 5,531,547
RenaissanceRe Holdings Ltd. 3,452 970,564
17,209,159
IT Services 2 .2%
Accenture plc, Class A 7,428 1,992,932
Multi-Utilities 2 .0%
CenterPoint Energy, Inc.(a) 48,848 1,872,832
Oil, Gas & Consumable Fuels 8 .0%
Chevron Corp. 11,813 1,800,419
Enbridge, Inc. 44,729 2,139,388
Exxon Mobil Corp. 28,087 3,379,990
7,319,797
Common Stocks
Shares Value ($)
Pharmaceuticals 8 .3%
Johnson & Johnson 19,597 4,055,599
Novartis AG, ADR(a) 25,682 3,540,778
7,596,377
Tobacco 12 .9%
Altria Group, Inc. 69,250 3,992,955
Philip Morris International, Inc. 49,062 7,869,545
11,862,500
Water Utilities 2 .8%
American Water Works Co.,
Inc.(a) 19,910 2,598,255
Total Common Stocks
(cost $90,739,793) 91,326,407
Repurchase Agreement 5 .5%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $5,044,218,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $5,144,005.(b)(c) 5,043,142 5,043,142
Total Repurchase Agreement
(cost $5,043,142) 5,043,142
Total Investments
(cost $95,782,935) — 104.9% 96,369,549
Liabilities in excess of other assets — (4.9)% (4,520,836)
NET ASSETS — 100.0%
$ 91,848,713
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $9,324,436, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $5,043,142 and by
$4,544,721 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.13%, and maturity dates ranging from 1/15/2026 -
8/15/2054, a total value of $9,587,863.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$5,043,142.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
BE Belgium
The accompanying notes are an integral part of these financial statements.

8 - Statement of Investments - December 31, 2025 - NVIT Invesco Small Cap Growth Fund
Common Stocks 97 .3%
Shares Value ($)
Aerospace & Defense 14 .1%
AeroVironment, Inc.*(a) 11,387 2,754,401
ATI, Inc.* 32,462 3,725,339
Carpenter Technology Corp. 15,369 4,838,776
Curtiss-Wright Corp. 8,245 4,545,221
Embraer SA, ADR-BR 58,690 3,777,875
Karman Holdings, Inc.*(a) 60,027 4,392,176
Kratos Defense & Security
Solutions, Inc.*(a) 27,632 2,097,545
Mercury Systems, Inc.*(a) 38,161 2,786,135
Rocket Lab Corp.*(a) 55,140 3,846,566
VSE Corp.(a) 10,793 1,864,707
34,628,741
Banks 1 .0%
Bancorp, Inc. (The)* 35,630 2,405,738
Biotechnology 6 .6%
ADMA Biologics, Inc.* 43,636 795,921
Bridgebio Pharma, Inc.*(a) 41,893 3,204,396
Caris Life Sciences, Inc.*(a) 31,541 850,976
Halozyme Therapeutics, Inc.* 41,150 2,769,395
Insmed, Inc.* 16,845 2,931,704
Madrigal Pharmaceuticals,
Inc.*(a) 4,501 2,621,112
Nuvalent, Inc., Class A*(a) 9,234 928,848
Protagonist Therapeutics, Inc.* 18,431 1,609,763
Rhythm Pharmaceuticals, Inc.* 5,259 562,923
16,275,038
Broadline Retail 0 .9%
Ollie's Bargain Outlet
Holdings, Inc.* 21,405 2,346,202
Building Products 1 .1%
Modine Manufacturing Co.*(a) 19,533 2,607,851
Capital Markets 6 .8%
Bullish*(a) 7,707 291,864
Evercore, Inc., Class A 11,839 4,028,220
Marex Group plc 46,542 1,785,351
Piper Sandler Cos. 7,446 2,529,481
PJT Partners, Inc., Class A 10,945 1,830,004
StepStone Group, Inc., Class
A 79,737 5,116,723
Virtu Financial, Inc., Class A 16,945 564,607
Wealthfront Corp.*(a) 35,596 483,750
16,630,000
Commercial Services & Supplies 1 .2%
Casella Waste Systems, Inc.,
Class A*(a) 16,551 1,621,005
OPENLANE, Inc.* 46,810 1,394,002
3,015,007
Communications Equipment 2 .4%
Lumentum Holdings, Inc.*(a) 16,255 5,991,430
Construction & Engineering 6 .0%
Argan, Inc. 8,829 2,766,302
Construction Partners, Inc.,
Class A*(a) 27,763 3,013,674
Everus Construction Group,
Inc.* 20,318 1,738,408
Primoris Services Corp.(a) 24,509 3,042,547
Sterling Infrastructure, Inc.*(a) 13,408 4,105,932
14,666,863
Common Stocks
Shares Value ($)
Consumer Finance 1 .1%
Enova International, Inc.* 14,939 2,348,411
Figure Technology Solutions,
Inc., Class A* 11,451 467,659
2,816,070
Electrical Equipment 1 .2%
Bloom Energy Corp., Class A* 18,301 1,590,174
Powell Industries, Inc.(a) 4,064 1,295,522
2,885,696
Electronic Equipment, Instruments & Components 6 .6%
Advanced Energy Industries,
Inc. 20,739 4,342,124
Fabrinet*(a) 11,296 5,142,843
Sanmina Corp.*(a) 18,321 2,749,433
TTM Technologies, Inc.* 55,997 3,863,793
16,098,193
Energy Equipment & Services 2 .3%
Archrock, Inc. 74,006 1,925,636
TechnipFMC plc 83,969 3,741,659
5,667,295
Financial Services 0 .5%
Paymentus Holdings, Inc.,
Class A*(a) 40,187 1,269,507
Ground Transportation 0 .6%
Lyft, Inc., Class A* 72,129 1,397,139
Health Care Equipment & Supplies 2 .3%
Glaukos Corp.* 8,024 905,990
iRhythm Technologies, Inc.* 13,830 2,453,995
Merit Medical Systems,
Inc.*(a) 10,631 937,016
TransMedics Group, Inc.*(a) 10,469 1,273,554
5,570,555
Health Care Providers & Services 8 .5%
Alignment Healthcare, Inc.* 104,632 2,066,482
BrightSpring Health Services,
Inc.*(a) 135,535 5,075,786
Encompass Health Corp. 37,172 3,945,436
GeneDx Holdings Corp., Class
A* 14,703 1,912,272
Guardant Health, Inc.*(a) 50,980 5,207,097
HealthEquity, Inc.* 7,469 684,235
RadNet, Inc.* 29,254 2,087,273
20,978,581
Health Care Technology 0 .8%
Waystar Holding Corp.*(a) 58,543 1,917,283
Hotels, Restaurants & Leisure 2 .6%
Black Rock Coffee Bar, Inc.,
Class A* 29,638 659,445
Dutch Bros, Inc., Class A* 27,347 1,674,183
Planet Fitness, Inc., Class A* 21,482 2,330,153
Sportradar Group AG, Class
A* 72,006 1,711,583
6,375,364
Independent Power and Renewable Electricity Producers
1 .4%
Talen Energy Corp.*(a) 8,918 3,342,823
Insurance 0 .4%
Palomar Holdings, Inc.* 8,133 1,096,003

NVIT Invesco Small Cap Growth Fund - December 31, 2025 - Statement of Investments - 9
Common Stocks
Shares Value ($)
Life Sciences Tools & Services 1 .0%
Repligen Corp.*(a) 14,462 2,369,743
Machinery 5 .3%
Crane Co. 17,064 3,147,114
ESCO Technologies, Inc. 14,688 2,869,888
Federal Signal Corp. 26,237 2,849,076
SPX Technologies, Inc.* 20,388 4,078,823
12,944,901
Metals & Mining 1 .5%
ERO Copper Corp.* 23,138 654,574
MP Materials Corp.*(a) 28,378 1,433,656
Orla Mining Ltd.* 111,685 1,504,397
3,592,627
Pharmaceuticals 2 .0%
Axsome Therapeutics, Inc.* 17,974 3,282,772
Ligand Pharmaceuticals,
Inc.*(a) 9,161 1,732,070
5,014,842
Semiconductors & Semiconductor Equipment 11 .8%
Impinj, Inc.*(a) 14,132 2,459,109
Lattice Semiconductor Corp.* 44,430 3,269,159
MACOM Technology Solutions
Holdings, Inc.*(a) 30,740 5,265,147
MKS, Inc. 12,264 1,959,787
Nova Ltd.*(a) 10,024 3,291,781
Rambus, Inc.* 22,550 2,072,120
SiTime Corp.* 14,839 5,240,987
Tower Semiconductor Ltd.*(a) 45,582 5,352,239
28,910,329
Software 5 .0%
Appfolio, Inc., Class A*(a) 8,418 1,958,448
Cellebrite DI Ltd.*(a) 126,747 2,285,248
Commvault Systems, Inc.* 14,616 1,832,262
JFrog Ltd.*(a) 35,982 2,247,436
Pegasystems, Inc.(a) 43,231 2,581,755
Terawulf, Inc.*(a) 119,598 1,374,181
12,279,330
Specialty Retail 2 .3%
Boot Barn Holdings, Inc.*(a) 18,168 3,206,107
Five Below, Inc.* 12,963 2,441,711
5,647,818
Total Common Stocks
(cost $175,003,771) 238,740,969
Repurchase Agreements 9 .9%
Principal
Amount ($)
Bank of America NA,
3.85%, dated 12/31/2025,
due 1/2/2026, repurchase
price $1,000,214,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
5/1/2049 - 9/1/2050; total
market value $1,020,000.
(b)(c) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Barclays Capital, Inc,
3.45%, dated 12/31/2025,
due 1/2/2026, repurchase
price $5,000,958,
collateralized by U.S.
Government Treasury
Securities, 4.38%,
maturing 1/31/2032; total
market value $5,100,005.
(b)(c) 5,000,000 5,000,000
BNP Paribas Securities
Corp.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $7,001,482,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
7/31/2026 - 11/15/2054;
total market value
$7,140,000.(b)(c) 7,000,000 7,000,000
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $1,366,978,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $1,394,020.(b)(c) 1,366,686 1,366,686
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $2,000,427,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $2,040,000.(b)(c) 2,000,000 2,000,000
Citi Global Market, Inc.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $7,001,482,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
2/15/2028 - 10/31/2029;
total market value
$7,140,002.(b)(c) 7,000,000 7,000,000

10 - Statement of Investments - December 31, 2025 - NVIT Invesco Small Cap Growth Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
3.72%, dated 12/31/2025,
due 1/2/2026, repurchase
price $1,000,207,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
2/15/2026 - 12/20/2075;
total market value
$1,020,000.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $24,366,686) 24,366,686
Total Investments
(cost $199,370,457) — 107.2% 263,107,655
Liabilities in excess of other assets — (7.2)% (17,719,786)
NET ASSETS — 100.0%
$ 245,387,869
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $70,656,828, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $24,366,686 and by
$48,579,742 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.75%, and maturity dates ranging from 1/15/2026 -
8/15/2055, a total value of $72,946,428.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$24,366,686.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
BR Brazil

NVIT Jacobs Levy Large Cap Core Fund - December 31, 2025 - Statement of Investments - 11
Common Stocks 99 .6%
Shares Value ($)
Aerospace & Defense 2 .3%
Huntington Ingalls Industries,
Inc.(a) 6,147 2,090,410
Leonardo DRS, Inc. 687 23,420
Lockheed Martin Corp. 7,326 3,543,367
5,657,197
Air Freight & Logistics 0 .5%
Expeditors International of
Washington, Inc. 8,313 1,238,720
Automobile Components 0 .4%
Autoliv, Inc. 3,836 455,333
Lear Corp.(a) 5,630 645,198
1,100,531
Automobiles 2 .0%
General Motors Co. 52,446 4,264,909
Tesla, Inc.* 1,498 673,680
4,938,589
Banks 3 .0%
Citigroup, Inc. 35,829 4,180,886
Wells Fargo & Co. 33,811 3,151,185
7,332,071
Beverages 1 .2%
Monster Beverage Corp.* 37,385 2,866,308
Biotechnology 2 .7%
Alnylam Pharmaceuticals, Inc.* 1,003 398,843
Incyte Corp.*(a) 17,761 1,754,254
Moderna, Inc.*(a) 17,725 522,710
Regeneron Pharmaceuticals,
Inc. 3,380 2,608,921
Vertex Pharmaceuticals, Inc.* 2,722 1,234,046
6,518,774
Broadline Retail 2 .1%
Amazon.com, Inc.* 19,576 4,518,532
Coupang, Inc.* 15,002 353,897
Dillard's, Inc., Class A 394 238,898
5,111,327
Building Products 1 .2%
A O Smith Corp.(a) 15,474 1,034,901
Masco Corp. 23,435 1,487,185
Trex Co., Inc.* 13,744 482,140
3,004,226
Capital Markets 4 .6%
Bank of New York Mellon
Corp. (The) 37,214 4,320,173
Interactive Brokers Group,
Inc., Class A 32,000 2,057,920
Jefferies Financial Group, Inc. 20,142 1,248,200
Northern Trust Corp. 21,068 2,877,678
State Street Corp. 5,364 692,010
11,195,981
Chemicals 0 .5%
Celanese Corp., Class A(a) 13,454 568,835
Westlake Corp.(a) 8,775 648,824
1,217,659
Commercial Services & Supplies 0 .5%
Rollins, Inc. 18,724 1,123,814
Common Stocks
Shares Value ($)
Communications Equipment 1 .7%
Arista Networks, Inc.* 31,290 4,099,929
Construction & Engineering 2 .2%
Argan, Inc. 2,072 649,199
Comfort Systems USA, Inc. 2,284 2,131,635
EMCOR Group, Inc. 2,484 1,519,686
MasTec, Inc.* 3,098 673,412
Primoris Services Corp.(a) 2,559 317,674
5,291,606
Consumer Staples Distribution & Retail 2 .0%
Costco Wholesale Corp. 2,372 2,045,471
Maplebear, Inc.* 10,530 473,639
Target Corp. 24,423 2,387,348
4,906,458
Containers & Packaging 0 .4%
Ball Corp. 17,723 938,787
Entertainment 1 .2%
Netflix, Inc.* 23,804 2,231,863
ROBLOX Corp., Class A* 3,694 299,325
Roku, Inc., Class A* 4,047 439,059
2,970,247
Financial Services 0 .5%
Corebridge Financial, Inc. 24,349 734,609
Fiserv, Inc.* 2,748 184,583
Mastercard, Inc., Class A 603 344,241
1,263,433
Food Products 1 .5%
Archer-Daniels-Midland Co.(a) 25,794 1,482,897
Smithfield Foods, Inc. 26,270 586,609
Tyson Foods, Inc., Class A 27,832 1,631,512
3,701,018
Ground Transportation 0 .8%
JB Hunt Transport Services,
Inc. 2,229 433,184
Landstar System, Inc. 9,276 1,332,961
Ryder System, Inc.(a) 1,000 191,390
1,957,535
Health Care Equipment & Supplies 2 .2%
Align Technology, Inc.* 8,158 1,273,872
Edwards Lifesciences Corp.* 42,651 3,635,998
GE HealthCare Technologies,
Inc. 6,031 494,662
5,404,532
Health Care Providers & Services 2 .4%
Centene Corp.* 24,335 1,001,385
McKesson Corp. 5,208 4,272,070
Molina Healthcare, Inc.* 3,297 572,162
5,845,617
Hotels, Restaurants & Leisure 2 .8%
Booking Holdings, Inc. 884 4,734,112
Domino's Pizza, Inc.(a) 2,760 1,150,423
DraftKings, Inc., Class A*(a) 4,696 161,824
Las Vegas Sands Corp. 13,661 889,195
6,935,554
Household Durables 1 .1%
DR Horton, Inc. 9,072 1,306,640
NVR, Inc.* 192 1,400,212
2,706,852

12 - Statement of Investments - December 31, 2025 - NVIT Jacobs Levy Large Cap Core Fund
Common Stocks
Shares Value ($)
Household Products 0 .5%
Clorox Co. (The) 12,056 1,215,606
Independent Power and Renewable Electricity Producers
0 .1%
Vistra Corp. 1,124 181,335
Insurance 3 .8%
CNA Financial Corp. 1,015 48,456
Everest Group Ltd. 3,418 1,159,898
Globe Life, Inc. 12,573 1,758,460
MetLife, Inc. 17,429 1,375,845
Prudential Financial, Inc.(a) 14,906 1,682,589
Travelers Cos., Inc. (The) 11,022 3,197,042
9,222,290
Interactive Media & Services 6 .9%
Alphabet, Inc., Class C 28,641 8,987,546
Match Group, Inc. 33,603 1,085,041
Meta Platforms, Inc., Class A 10,310 6,805,528
16,878,115
IT Services 1 .3%
VeriSign, Inc. 12,992 3,156,406
Life Sciences Tools & Services 0 .6%
West Pharmaceutical
Services, Inc. 5,344 1,470,348
Machinery 1 .3%
Graco, Inc. 8,082 662,482
Otis Worldwide Corp. 28,698 2,506,770
3,169,252
Media 0 .2%
Trade Desk, Inc. (The), Class
A* 12,096 459,164
Metals & Mining 0 .4%
Commercial Metals Co. 13,466 932,116
Multi-Utilities 0 .7%
Public Service Enterprise
Group, Inc. 20,166 1,619,330
Oil, Gas & Consumable Fuels 2 .3%
Chevron Corp. 11,038 1,682,302
HF Sinclair Corp. 11,933 549,873
Phillips 66 13,483 1,739,846
Valero Energy Corp.(a) 9,689 1,577,272
5,549,293
Passenger Airlines 0 .1%
Southwest Airlines Co.(a) 9,227 381,352
Professional Services 1 .1%
Automatic Data Processing,
Inc. 4,790 1,232,132
FTI Consulting, Inc.*(a) 4,763 813,663
Jacobs Solutions, Inc. 5,849 774,759
2,820,554
Residential REITs 0 .4%
Camden Property Trust 8,599 946,578
Semiconductors & Semiconductor Equipment 14 .4%
Broadcom, Inc. 7,682 2,658,740
Cirrus Logic, Inc.*(a) 1,508 178,698
Lam Research Corp. 18,851 3,226,914
NVIDIA Corp. 123,020 22,943,230
QUALCOMM, Inc. 28,099 4,806,334
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Skyworks Solutions, Inc.(a) 22,241 1,410,302
35,224,218
Software 13 .5%
Adobe, Inc.* 11,401 3,990,236
Atlassian Corp., Class A* 1,658 268,828
Docusign, Inc., Class A* 3,981 272,300
Dropbox, Inc., Class A* 60,424 1,679,787
Fortinet, Inc.* 29,718 2,359,906
Manhattan Associates, Inc.* 7,459 1,292,719
Microsoft Corp. 21,155 10,230,981
Nutanix, Inc., Class A* 6,445 333,142
Palantir Technologies, Inc.,
Class A* 22,604 4,017,861
Pegasystems, Inc.(a) 4,972 296,928
Salesforce, Inc. 4,795 1,270,244
SentinelOne, Inc., Class A* 13,763 206,445
ServiceNow, Inc.* 28,395 4,349,830
Workday, Inc., Class A* 9,741 2,092,172
Zoom Communications, Inc.,
Class A* 164 14,152
Zscaler, Inc.* 1,192 268,105
32,943,636
Specialized REITs 0 .1%
Millrose Properties, Inc. 6,422 191,825
Specialty Retail 4 .7%
AutoZone, Inc.* 564 1,912,806
Best Buy Co., Inc.(a) 21,412 1,433,105
Lowe's Cos., Inc. 12,751 3,075,031
O'Reilly Automotive, Inc.* 41,835 3,815,770
Wayfair, Inc., Class A*(a) 1,681 168,789
Williams-Sonoma, Inc.(a) 6,321 1,128,868
11,534,369
Technology Hardware, Storage & Peripherals 6 .6%
Apple, Inc. 59,708 16,232,217
Textiles, Apparel & Luxury Goods 0 .4%
Deckers Outdoor Corp.* 10,122 1,049,348
Trading Companies & Distributors 0 .4%
Watsco, Inc. 2,660 896,287
Total Common Stocks
(cost $173,124,795) 243,400,404

NVIT Jacobs Levy Large Cap Core Fund - December 31, 2025 - Statement of Investments - 13
Repurchase Agreement 2 .4%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $5,853,275,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $5,969,068.(b)(c) 5,852,027 5,852,027
Total Repurchase Agreement
(cost $5,852,027) 5,852,027
Total Investments
(cost $178,976,822) — 102.0% 249,252,431
Liabilities in excess of other assets — (2.0)% (4,904,683)
NET ASSETS — 100.0%
$ 244,347,748
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $12,822,767, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $5,852,027 and by
$7,404,202 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 1/15/2026 -
5/15/2055, a total value of $13,256,229.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$5,852,027.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

14 - Statement of Investments - December 31, 2025 - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks 100 .4%
Shares Value ($)
Aerospace & Defense 0 .9%
Lockheed Martin Corp. 8,845 4,278,061
Automobiles 2 .1%
Tesla, Inc.* 23,879 10,738,864
Banks 3 .2%
NU Holdings Ltd., Class A* 328,699 5,502,421
Popular, Inc. 51,936 6,467,071
Valley National Bancorp(a) 211,837 2,474,256
Western Alliance Bancorp(a) 17,080 1,435,916
15,879,664
Biotechnology 3 .2%
ACADIA Pharmaceuticals,
Inc.* 17,663 471,779
Alnylam Pharmaceuticals, Inc.* 1,932 768,260
Exelixis, Inc.* 29,200 1,279,836
Halozyme Therapeutics, Inc.* 46,833 3,151,861
Incyte Corp.* 80,008 7,902,390
Ultragenyx Pharmaceutical,
Inc.* 113,788 2,617,124
16,191,250
Broadline Retail 3 .8%
Amazon.com, Inc.* 54,400 12,556,608
Coupang, Inc.* 207,851 4,903,205
Etsy, Inc.*(a) 26,250 1,455,300
18,915,113
Capital Markets 4 .0%
Bank of New York Mellon
Corp. (The) 48,568 5,638,259
Interactive Brokers Group,
Inc., Class A 118,516 7,621,764
Jefferies Financial Group, Inc. 69,382 4,299,603
Robinhood Markets, Inc.,
Class A* 20,290 2,294,799
19,854,425
Communications Equipment 1 .9%
Arista Networks, Inc.* 71,984 9,432,063
Construction & Engineering 5 .2%
Argan, Inc. 7,167 2,245,565
Comfort Systems USA, Inc. 9,676 9,030,514
EMCOR Group, Inc. 9,122 5,580,748
MasTec, Inc.* 18,789 4,084,165
Primoris Services Corp.(a) 39,122 4,856,605
25,797,597
Construction Materials 1 .1%
James Hardie Industries plc,
ADR* 272,990 5,664,542
Consumer Finance 1 .3%
Ally Financial, Inc. 147,379 6,674,795
Diversified Consumer Services 0 .3%
Laureate Education, Inc.* 42,165 1,419,695
Electrical Equipment 0 .4%
Powell Industries, Inc. 6,789 2,164,197
Electronic Equipment, Instruments & Components 0 .5%
Insight Enterprises, Inc.* 33,085 2,695,435
Entertainment 5 .2%
Netflix, Inc.* 104,263 9,775,699
ROBLOX Corp., Class A* 44,045 3,568,966
Common Stocks
Shares Value ($)
Entertainment
Roku, Inc., Class A* 39,829 4,321,048
Spotify Technology SA* 14,580 8,466,752
26,132,465
Food Products 0 .3%
Marzetti Co. (The) 8,191 1,346,764
Ground Transportation 0 .9%
Lyft, Inc., Class A* 167,441 3,243,332
Old Dominion Freight Line, Inc. 95 14,896
RXO, Inc.* 67,882 858,029
U-Haul Holding Co.*(a) 9,623 485,095
4,601,352
Health Care Equipment & Supplies 0 .3%
Integer Holdings Corp.* 7,683 602,578
Lantheus Holdings, Inc.*(a) 11,391 758,071
1,360,649
Health Care Providers & Services 2 .6%
McKesson Corp. 12,329 10,113,355
Molina Healthcare, Inc.* 16,500 2,863,410
12,976,765
Hotels, Restaurants & Leisure 4 .9%
Airbnb, Inc., Class A* 27,438 3,723,886
Booking Holdings, Inc. 2,037 10,908,807
Domino's Pizza, Inc.(a) 9,434 3,932,280
DraftKings, Inc., Class A*(a) 93,518 3,222,630
Wingstop, Inc.(a) 10,416 2,484,112
24,271,715
Household Durables 0 .4%
Cavco Industries, Inc.*(a) 1,533 905,604
SharkNinja, Inc.*(a) 7,144 799,414
Sonos, Inc.* 27,300 479,388
2,184,406
Household Products 0 .5%
WD-40 Co. 12,584 2,477,790
Independent Power and Renewable Electricity Producers
1 .4%
Vistra Corp. 41,832 6,748,757
Insurance 1 .8%
Everest Group Ltd. 16,136 5,475,752
Oscar Health, Inc., Class A* 36,435 523,571
Selective Insurance Group,
Inc. 38,393 3,212,342
9,211,665
Interactive Media & Services 6 .9%
Alphabet, Inc., Class C 65,588 20,581,514
Cargurus, Inc., Class A* 25,667 984,329
Meta Platforms, Inc., Class A 19,874 13,118,629
34,684,472
IT Services 0 .4%
DigitalOcean Holdings, Inc.*(a) 42,023 2,022,147
Leisure Products 0 .1%
Peloton Interactive, Inc., Class
A*(a) 75,449 464,766
Machinery 0 .1%
Franklin Electric Co., Inc. 3,748 358,046

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2025 - Statement of Investments - 15
Common Stocks
Shares Value ($)
Media 0 .6%
Trade Desk, Inc. (The), Class
A* 74,378 2,823,389
Oil, Gas & Consumable Fuels 0 .5%
HF Sinclair Corp. 7,058 325,233
Phillips 66 18,653 2,406,983
2,732,216
Passenger Airlines 0 .4%
Alaska Air Group, Inc.*(a) 36,747 1,848,374
Pharmaceuticals 1 .0%
Eli Lilly & Co. 3,512 3,774,276
Supernus Pharmaceuticals,
Inc.* 21,955 1,091,164
4,865,440
Professional Services 0 .5%
KBR, Inc. 68,212 2,742,122
Semiconductors & Semiconductor Equipment 11 .4%
Broadcom, Inc. 44,127 15,272,355
Kulicke & Soffa Industries, Inc. 42,015 1,914,203
Lam Research Corp. 72,103 12,342,592
NVIDIA Corp. 96,925 18,076,513
QUALCOMM, Inc. 41,508 7,099,943
Silicon Laboratories, Inc.* 17,869 2,335,478
57,041,084
Software 17 .1%
Adobe, Inc.* 27,834 9,741,622
Appfolio, Inc., Class A*(a) 5,983 1,391,945
Atlassian Corp., Class A* 22,172 3,594,968
Braze, Inc., Class A* 10,365 355,416
Clear Secure, Inc., Class A 65,806 2,308,475
Core Scientific, Inc.* 22,353 325,460
Dropbox, Inc., Class A*(a) 205,437 5,711,149
Fortinet, Inc.* 89,396 7,098,936
InterDigital, Inc.(a) 9,874 3,143,684
Manhattan Associates, Inc.* 11,004 1,907,103
Microsoft Corp. 65,815 31,829,450
Nutanix, Inc., Class A* 29,705 1,535,451
Palantir Technologies, Inc.,
Class A* 11,092 1,971,603
Pegasystems, Inc.(a) 37,045 2,212,327
RingCentral, Inc., Class A*(a) 60,116 1,736,150
SentinelOne, Inc., Class A*(a) 219,564 3,293,460
ServiceNow, Inc.* 2,500 382,975
Teradata Corp.* 63,178 1,923,138
Varonis Systems, Inc., Class
B* 93,551 3,068,473
Zscaler, Inc.* 8,166 1,836,697
85,368,482
Specialty Retail 2 .9%
AutoZone, Inc.* 1,511 5,124,556
O'Reilly Automotive, Inc.* 6,813 621,414
RH*(a) 11,316 2,027,261
Wayfair, Inc., Class A*(a) 16,731 1,679,960
Williams-Sonoma, Inc.(a) 29,612 5,288,407
14,741,598
Technology Hardware, Storage & Peripherals 10 .8%
Apple, Inc. 189,616 51,549,006
NetApp, Inc. 21,112 2,260,884
53,809,890
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods 1 .5%
Deckers Outdoor Corp.* 71,540 7,416,552
Total Common Stocks
(cost $382,853,007) 501,936,607
Repurchase Agreements 2 .6%
Principal
Amount ($)
BNP Paribas Securities
Corp.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $10,002,117,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
7/31/2026 - 11/15/2054;
total market value
$10,200,000.(b)(c) 10,000,000 10,000,000
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $2,891,233,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $2,948,429.(b)(c) 2,890,616 2,890,616
Total Repurchase Agreements
(cost $12,890,616) 12,890,616
Total Investments
(cost $395,743,623) — 103.0% 514,827,223
Liabilities in excess of other assets — (3.0)% (15,045,571)
NET ASSETS — 100.0%
$ 499,781,652
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $36,435,468, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $12,890,616 and by
$24,772,054 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 1/15/2026 -
5/15/2055, a total value of $37,662,670.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$12,890,616.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.

16 - Statement of Investments - December 31, 2025 - NVIT Jacobs Levy Large Cap Growth Fund
OTC Total return swap contracts outstanding as of December 31, 2025 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
ACADIA
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 41,885 419 419
Addus HomeCare
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 22,323 27,681 27,681
ADMA Biologics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 84,798 10,176 10,176
Advanced Energy
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 3,188 12,561 12,561
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 12,905 15,228 15,228
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 8,695 18,346 18,346
Agilysys, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 12,849 7,838 7,838
Alnylam
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 7,296 2,918 2,918
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 20,767 16,930 16,930
Arrowhead
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 50,135 43,116 43,116
Arthur J Gallagher
& Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 2,323 5,552 5,552
Automatic Data
Processing, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 21,235 1,043 1,043
Avis Budget Group,
Inc.
Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 8,393 4,364 4,364
Bloom Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 4,000 1,480 1,480
Boston Scientific
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 18,997 12,538 12,538
Cargurus, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 17,270 3,454 3,454
Carpenter
Technology Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 6,112 22,981 22,981
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 31,422 73,842 73,842
CBIZ, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 42,944 36,073 36,073

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2025 - Statement of Investments - 17
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Centrus Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 7,297 31,158 31,158
Chefs' Warehouse,
Inc. (The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 37,103 5,565 5,565
Construction
Partners, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 24,700 35,568 35,568
Core Natural
Resources, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 34,792 696 696
CoreCivic, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 114,256 2,285 2,285
Credit Acceptance
Corp.
Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 5,692 39,104 39,104
Crinetics
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 58,895 49,472 49,472
Dorman Products,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 16,150 36,022 36,022
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 50,649 41,532 41,532
D-Wave Quantum,
Inc.
Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 13,791 1,379 1,379
Entegris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 29,586 72,190 72,190
Everest Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 730 66 66
HealthEquity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 24,908 22,168 22,168
HF Sinclair Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 49,999 16,000 16,000
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 62,059 30,409 30,409
Integer Holdings
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 35,170 3,165 3,165
IonQ, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 4,626 2,035 2,035
JBT Marel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 21,091 55,469 55,469
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 190,138 3,803 3,803

18 - Statement of Investments - December 31, 2025 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Knife River Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 42,102 55,575 55,575
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 47,357 47,357 47,357
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 4,871 17,779 17,779
Loar Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 10,317 5,571 5,571
LPL Financial
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 7,086 18,282 18,282
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 84,144 5,049 5,049
MACOM Technology
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 20,622 74,033 74,033
Markel Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 495 11,939 11,939
Mercury Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 35,734 30,017 30,017
Mirion Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 131,596 36,847 36,847
Modine
Manufacturing Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 9,266 15,196 15,196
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 698 2,010 2,010
NuScale Power
Corp.
Increases in total
return of reference
entity
OBFR - 0.64% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 49,492 6,929 6,929
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 12,059 27,736 27,736
OSI Systems, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 10,337 81,559 81,559
Otter Tail Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 31,787 42,658 42,658
Palo Alto Networks,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 14,006 31,847 31,847
QuidelOrtho Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 45,963 34,013 34,013
RadNet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 43,554 6,098 6,098

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2025 - Statement of Investments - 19
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
RB Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 26,490 41,060 41,060
Rocket Lab Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 11,496 7,932 7,932
Royal Caribbean
Cruises Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 10,203 18,161 18,161
Sanmina Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 19,669 38,551 38,551
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 1.39% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 26,271 38,356 38,356
SPX Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 8,728 30,112 30,112
Texas Pacific Land
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 7,590 41,441 41,441
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 10,841 2,385 2,385
Unity Software, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 66,434 63,777 63,777
Uranium Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 207,902 18,711 18,711
Veracyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 34,485 6,207 6,207
Victory Capital
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 42,123 5,897 5,897
WillScot Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 137,742 13,241 13,241
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 59,861 43,099 43,099
– –
Total unrealized appreciation 1,684,051 1,684,051
– –
Airbnb, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 19,404 (23,091) (23,091)
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 3,142 (943) (943)
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 18,094 (8,037) (8,037)
Appfolio, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 10,700 (31,886) (31,886)
Applied Digital Corp. Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 21,302 (9,373) (9,373)

20 - Statement of Investments - December 31, 2025 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Argan, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 9,722 (15,691) (15,691)
Atlassian Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 3,851 (3,042) (3,042)
Booking Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 97 (6,035) (6,035)
Braze, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 43,148 (20,711) (20,711)
Broadcom, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 3,036 (9,412) (9,412)
Brookdale Senior
Living, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 117,459 (3,524) (3,524)
Brookfield Asset
Management Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 46,706 (8,385) (8,385)
Calix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 34,893 (2,094) (2,094)
CG oncology, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 37,487 (50,607) (50,607)
Clear Secure, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 9,258 (1,065) (1,065)
Coca-Cola Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 12,238 (4,283) (4,283)
Core Scientific, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 4,601 (230) (230)
Coupang, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 93,128 (50,289) (50,289)
Deckers Outdoor
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 5,943 (8,082) (8,082)
DigitalOcean
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 18,586 (12,638) (12,638)
DoubleVerify
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 42,555 (2,553) (2,553)
DraftKings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 49,212 (14,764) (14,764)
Eli Lilly & Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 15 (76) (76)
EMCOR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 2,412 (13,290) (13,290)

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2025 - Statement of Investments - 21
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Exelixis, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 34,350 (7,213) (7,213)
Floor & Decor
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 69,623 (32,027) (32,027)
Franklin Electric
Co., Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 2,106 (3,496) (3,496)
GEO Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 118,299 (9,464) (9,464)
Houlihan Lokey, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 500 (530) (530)
Impinj, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 14,690 (79,473) (79,473)
Insight Enterprises,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 7,682 (11,293) (11,293)
Itron, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 24,850 (34,044) (34,044)
KBR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 1,464 (417) (417)
Kodiak Gas
Services, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 73,642 (2,209) (2,209)
Kulicke & Soffa
Industries, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 12,748 (7,840) (7,840)
Lantheus Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 2,114 (1,290) (1,290)
Lockheed Martin
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 8,214 (7,228) (7,228)
Manhattan
Associates, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 17,757 (25,570) (25,570)
MasTec, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 1,132 (3,351) (3,351)
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 29,152 (85,998) (85,998)
MYR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 3,535 (2,333) (2,333)
Netflix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 41,090 (822) (822)
NU Holdings Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 184,083 (25,772) (25,772)

22 - Statement of Investments - December 31, 2025 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 10,659 (2,878) (2,878)
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 289,976 (298,609) (298,609)
O'Reilly Automotive,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 4,618 (1,201) (1,201)
Oscar Health, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 29,067 (4,069) (4,069)
Palantir
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 14,645 (45,253) (45,253)
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 17,260 (27,616) (27,616)
Powell Industries,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 1,305 (10,991) (10,991)
Protagonist
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 38,184 (3,055) (3,055)
QUALCOMM, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 11,827 (20,224) (20,224)
Remitly Global, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 24,131 (1,448) (1,448)
RH OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 5,075 (14,109) (14,109)
RingCentral, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 55,409 (26,042) (26,042)
Robinhood Markets,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 3,613 (8,491) (8,491)
ROBLOX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 25,215 (19,668) (19,668)
Roku, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 5,423 (12,636) (12,636)
RXO, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 39,381 (2,363) (2,363)
Scholar Rock
Holding Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 5,800 (2,494) (2,494)
Selective Insurance
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 15,835 (10,881) (10,881)
ServiceNow, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 64,980 (67,579) (67,579)

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2025 - Statement of Investments - 23
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Supernus
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 19,839 (3,769) (3,769)
Teradata Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 34,307 (15,438) (15,438)
Trade Desk, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 53,885 (8,622) (8,622)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 451,097 (27,066) (27,066)
Vail Resorts, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 14,776 (31,560) (31,560)
Varonis Systems,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 11,412 (3,424) (3,424)
WD-40 Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 2,612 (6,452) (6,452)
WesBanco, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 48,874 (4,887) (4,887)
Wingstop, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 1,583 (2,438) (2,438)
Zscaler, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 10,373 (25,931) (25,931)
– –
Total unrealized depreciation (1,349,665) (1,349,665)
– –
Net unrealized appreciation 334,386 334,386
Financing Costs of Swap Contracts (3,916) (3,916)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 330,470 330,470
OBFR Overnight Bank Funding Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
Overnight Bank Funding Rate (OBFR) 3.65%
The accompanying notes are an integral part of these financial statements.

24 - Statement of Investments - December 31, 2025 - NVIT Multi-Manager Small Cap Value Fund
Common Stocks 98 .2%
Shares Value ($)
Aerospace & Defense 1 .3%
Cadre Holdings, Inc.(a) 52,558 2,146,469
Huntington Ingalls Industries,
Inc.(a) 944 321,026
2,467,495
Air Freight & Logistics 0 .1%
Hub Group, Inc., Class A 4,260 181,519
Radiant Logistics, Inc.* 9,079 57,470
238,989
Automobile Components 3 .0%
American Axle &
Manufacturing Holdings,
Inc.*(a) 76,840 492,544
Cooper-Standard Holdings,
Inc.* 14,117 463,461
Dana, Inc. 66,443 1,578,686
Dorman Products, Inc.* 17,064 2,102,114
Lear Corp. 6,220 712,812
Stoneridge, Inc.* 16,009 92,692
Strattec Security Corp.*(a) 5,698 433,846
5,876,155
Banks 10 .4%
1st Source Corp. 470 29,370
Amerant Bancorp, Inc., Class
A 9,712 189,481
Axos Financial, Inc.*(a) 8,834 761,137
Bank of NT Butterfield & Son
Ltd. (The) 14,340 714,419
Bank7 Corp. 691 28,317
BankUnited, Inc. 48,150 2,146,046
BayCom Corp. 860 25,284
BCB Bancorp, Inc. 3,196 25,792
BOK Financial Corp.(a) 1,990 235,735
Business First Bancshares,
Inc. 5,756 150,462
Byline Bancorp, Inc. 4,874 142,077
Capital City Bank Group, Inc. 3,672 156,317
Central Pacific Financial Corp. 11,316 352,607
Civista Bancshares, Inc. 3,867 85,925
Community Trust Bancorp, Inc. 6,849 386,968
FB Financial Corp. 8,461 472,124
First Bancorp(a) 90,266 1,871,214
First Bank 1,000 16,460
First Financial Corp.(a) 5,764 348,261
First Internet Bancorp 3,728 77,803
Flushing Financial Corp.(a) 1,345 20,404
FS Bancorp, Inc. 920 37,876
Hanmi Financial Corp. 19,973 539,870
HBT Financial, Inc. 3,264 84,374
Hilltop Holdings, Inc. 35,815 1,215,561
Home Bancorp, Inc. 843 48,725
HomeTrust Bancshares, Inc. 4,289 184,170
Independent Bank Corp. 8,927 290,395
Investar Holding Corp. 257 6,867
Kearny Financial Corp. 32,095 237,824
Live Oak Bancshares, Inc. 5,460 187,551
Mercantile Bank Corp. 1,860 89,466
Midland States Bancorp, Inc. 17,528 371,068
MVB Financial Corp. 85 2,196
National Bank Holdings Corp.,
Class A 11,034 419,402
Common Stocks
Shares Value ($)
Banks
Northeast Community
Bancorp, Inc. 4,785 108,189
Northfield Bancorp, Inc. 26,211 299,592
Northrim Bancorp, Inc. 10,020 266,632
OFG Bancorp 31,207 1,278,863
OP Bancorp 1,250 17,650
Origin Bancorp, Inc. 1,840 69,202
PCB Bancorp 1,000 21,650
Peapack-Gladstone Financial
Corp. 4,863 135,435
Primis Financial Corp. 4,120 57,309
Prosperity Bancshares, Inc.(a) 5,971 412,656
QCR Holdings, Inc.(a) 8,629 718,796
RBB Bancorp 4,920 101,549
Red River Bancshares, Inc. 100 7,143
Republic Bancorp, Inc., Class
A 1,301 89,756
Sierra Bancorp 2,845 92,975
SmartFinancial, Inc. 1,332 49,271
South Plains Financial, Inc. 2,905 112,714
Texas Capital Bancshares,
Inc.* 16,173 1,464,303
Third Coast Bancshares, Inc.* 6,337 240,869
Tompkins Financial Corp. 2,338 169,552
TriCo Bancshares 3,820 180,953
Triumph Financial, Inc.*(a) 12,686 794,524
Unity Bancorp, Inc. 2,900 149,988
Valley National Bancorp(a) 108,436 1,266,532
WaFd, Inc.(a) 2,920 93,528
Westamerica Bancorp 5,620 268,805
20,419,984
Biotechnology 2 .9%
Aldeyra Therapeutics, Inc.* 18,312 94,856
Alector, Inc.*(a) 95,300 148,668
Anika Therapeutics, Inc.* 11,287 108,468
Arcturus Therapeutics
Holdings, Inc.*(a) 5,957 36,516
Arcus Biosciences, Inc.* 17,631 420,147
Caribou Biosciences, Inc.*(a) 31,484 50,059
Cartesian Therapeutics,
Inc.*(a) 10,336 74,523
Day One Biopharmaceuticals,
Inc.* 21,700 202,244
Design Therapeutics, Inc.* 4,150 38,927
Editas Medicine, Inc.*(a) 57,500 117,875
Entrada Therapeutics, Inc.*(a) 28,095 288,817
Foghorn Therapeutics, Inc.* 6,810 36,774
Inhibrx Biosciences, Inc.*(a) 900 71,100
Ironwood Pharmaceuticals,
Inc., Class A* 36,249 122,159
Keros Therapeutics, Inc.* 34,541 703,255
Kodiak Sciences, Inc.*(a) 5,284 147,741
Kura Oncology, Inc.* 100,566 1,044,881
MacroGenics, Inc.* 32,438 52,225
Myriad Genetics, Inc.* 106,756 656,549
Nurix Therapeutics, Inc.*(a) 16,950 321,541
PMV Pharmaceuticals, Inc.* 20,800 26,000
Prothena Corp. plc* 32,486 310,241
Tyra Biosciences, Inc.*(a) 8,937 234,954
Vanda Pharmaceuticals, Inc.* 35,157 310,085
5,618,605

NVIT Multi-Manager Small Cap Value Fund - December 31, 2025 - Statement of Investments - 25
Common Stocks
Shares Value ($)
Broadline Retail 0 .1%
1stdibs.com, Inc.*(a) 7,323 43,865
Dillard's, Inc., Class A(a) 181 109,747
153,612
Building Products 2 .7%
CSW Industrials, Inc.(a) 7,579 2,224,664
Hayward Holdings, Inc.* 174,363 2,693,908
Insteel Industries, Inc. 6,520 206,488
JELD-WEN Holding, Inc.* 104,393 256,807
5,381,867
Capital Markets 1 .1%
MarketAxess Holdings, Inc. 83 15,044
Open Lending Corp.*(a) 36,178 56,076
Silvercrest Asset Management
Group, Inc., Class A 200 3,038
Virtus Investment Partners,
Inc.(a) 12,508 2,040,680
2,114,838
Chemicals 4 .1%
American Vanguard Corp.* 16,278 62,182
Arq, Inc.*(a) 19,400 63,438
Ashland, Inc. 22,578 1,324,651
Celanese Corp., Class A(a) 3,285 138,890
Core Molding Technologies,
Inc.* 4,390 88,019
Element Solutions, Inc.(a) 132,724 3,316,773
Koppers Holdings, Inc.(a) 4,002 108,374
Kronos Worldwide, Inc.(a) 19,055 84,223
Mativ Holdings, Inc. 8,250 100,238
Orion SA 1,500 7,920
Quaker Chemical Corp.(a) 17,566 2,411,987
Scotts Miracle-Gro Co. (The) 4,334 252,889
7,959,584
Commercial Services & Supplies 0 .6%
Ennis, Inc. 14,917 268,655
Vestis Corp.(a) 148,347 989,475
1,258,130
Communications Equipment 0 .8%
Aviat Networks, Inc.*(a) 12,892 275,631
Ciena Corp.* 913 213,523
Inseego Corp.*(a) 4,800 49,296
NETGEAR, Inc.*(a) 35,011 858,820
Ribbon Communications,
Inc.*(a) 41,120 118,426
1,515,696
Construction & Engineering 1 .7%
Great Lakes Dredge & Dock
Corp.* 2,700 35,424
MasTec, Inc.* 1,277 277,581
Matrix Service Co.* 22,323 261,179
Orion Group Holdings, Inc.* 33,083 328,845
Primoris Services Corp.(a) 2,133 264,791
Tutor Perini Corp. 30,940 2,073,599
3,241,419
Consumer Finance 2 .3%
Bread Financial Holdings, Inc. 31,367 2,322,099
LendingTree, Inc.* 8,581 455,565
PRA Group, Inc.* 30,191 534,079
PROG Holdings, Inc. 35,490 1,046,600
Common Stocks
Shares Value ($)
Consumer Finance
Regional Management Corp. 4,180 161,975
4,520,318
Consumer Staples Distribution & Retail 1 .0%
Andersons, Inc. (The) 31,719 1,686,499
Maplebear, Inc.* 7,330 329,704
2,016,203
Containers & Packaging 0 .2%
Ardagh Metal Packaging SA 101,100 414,510
Distributors 0 .4%
Gold.com, Inc.(a) 24,585 837,119
Diversified Consumer Services 0 .0%
†
Chegg, Inc.*(a) 54,800 50,964
Diversified REITs 0 .1%
Alpine Income Property Trust,
Inc.(a) 8,216 137,372
Diversified Telecommunication Services 0 .4%
ATN International, Inc. 6,691 152,555
Bandwidth, Inc., Class A*(a) 18,702 288,946
IDT Corp., Class B 7,442 381,105
822,606
Electric Utilities 0 .1%
Genie Energy Ltd., Class B 17,177 236,699
Electrical Equipment 0 .8%
Atkore, Inc. 17,620 1,114,465
Fluence Energy, Inc.*(a) 16,800 332,304
Power Solutions International,
Inc.*(a) 1,012 57,826
1,504,595
Electronic Equipment, Instruments & Components 5 .1%
Cognex Corp. 50,856 1,829,799
ePlus, Inc. 45,605 3,999,559
Ingram Micro Holding Corp.(a) 4,064 86,726
Insight Enterprises, Inc.* 18,667 1,520,800
Itron, Inc.*(a) 7,544 700,536
PC Connection, Inc. 6,767 390,862
Rogers Corp.* 5,934 543,376
ScanSource, Inc.* 17,108 668,238
SmartRent, Inc., Class A*(a) 126,097 254,716
9,994,612
Energy Equipment & Services 0 .4%
DMC Global, Inc.* 14,297 95,647
Forum Energy Technologies,
Inc.* 12,322 455,298
Oil States International, Inc.* 4,993 33,802
Ranger Energy Services, Inc.,
Class A 19,208 268,528
853,275
Entertainment 0 .8%
Playstudios, Inc.* 13,740 8,952
Roku, Inc., Class A* 5,375 583,134
Skillz, Inc., Class A* 3,190 13,749
Sphere Entertainment Co.* 10,817 1,028,480
1,634,315
Financial Services 1 .0%
Compass Diversified Holdings 95,915 460,392
Marqeta, Inc., Class A*(a) 98,875 469,656
Pagseguro Digital Ltd., Class A 80,773 778,652

26 - Statement of Investments - December 31, 2025 - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Financial Services
Paysafe Ltd.*(a) 37,377 302,380
2,011,080
Food Products 0 .9%
Calavo Growers, Inc. 15,740 342,345
Dole plc 31,664 474,644
Hain Celestial Group, Inc.
(The)* 117,702 125,941
Mission Produce, Inc.* 6,500 75,400
Pilgrim's Pride Corp.(a) 8,993 350,637
Smithfield Foods, Inc. 22,119 493,917
1,862,884
Gas Utilities 0 .1%
Southwest Gas Holdings, Inc. 2,640 211,253
Ground Transportation 3 .0%
ArcBest Corp.(a) 21,742 1,613,039
Covenant Logistics Group,
Inc., Class A 14,145 311,756
Landstar System, Inc. 18,218 2,617,927
Lyft, Inc., Class A* 42,233 818,053
Werner Enterprises, Inc. 14,300 429,143
5,789,918
Health Care Equipment & Supplies 2 .1%
Accuray, Inc.*(a) 60,800 50,136
Dentsply Sirona, Inc. 10,997 125,696
ICU Medical, Inc.*(a) 21,944 3,130,750
Inogen, Inc.* 24,800 166,656
OraSure Technologies, Inc.*(a) 72,958 176,558
Orthofix Medical, Inc.*(a) 2,400 36,384
Varex Imaging Corp.* 42,689 497,327
4,183,507
Health Care Providers & Services 4 .7%
Addus HomeCare Corp.*(a) 41,666 4,474,512
Aveanna Healthcare Holdings,
Inc.* 3,242 26,487
DocGo, Inc.* 59,276 52,032
Ensign Group, Inc. (The) 12,123 2,111,827
Pennant Group, Inc. (The)* 93,488 2,631,687
9,296,545
Health Care REITs 0 .1%
Community Healthcare Trust,
Inc.(a) 13,650 224,133
Health Care Technology 0 .3%
Evolent Health, Inc., Class A* 87,706 350,824
HealthStream, Inc. 7,682 177,224
528,048
Hotel & Resort REITs 1 .1%
Braemar Hotels & Resorts,
Inc.(a) 29,942 85,934
Chatham Lodging Trust 22,612 153,988
Sunstone Hotel Investors, Inc. 84,682 757,057
Xenia Hotels & Resorts, Inc.(a) 77,896 1,101,449
2,098,428
Hotels, Restaurants & Leisure 1 .0%
Wyndham Hotels & Resorts,
Inc. 25,875 1,955,115
Household Durables 3 .0%
Cricut, Inc., Class A(a) 60,880 301,356
Common Stocks
Shares Value ($)
Household Durables
Ethan Allen Interiors, Inc. 22,246 508,099
Flexsteel Industries, Inc. 1,826 72,109
GoPro, Inc., Class A*(a) 110,467 155,758
Helen of Troy Ltd.*(a) 6,090 129,412
KB Home(a) 15,427 870,237
La-Z-Boy, Inc.(a) 9,520 354,810
Sonos, Inc.* 45,650 801,614
Taylor Morrison Home Corp.,
Class A* 20,529 1,208,542
Traeger, Inc.*(a) 8,758 9,459
Tri Pointe Homes, Inc.* 49,914 1,570,794
5,982,190
Independent Power and Renewable Electricity Producers
0 .0%
†
Infinity Bio-energy Ltd. Reg.
S*^∞ 155,500 0
Insurance 8 .0%
American Coastal Insurance
Corp.(a) 5,742 72,521
American Integrity Insurance
Group, Inc.* 11,179 232,858
CNO Financial Group, Inc. 35,392 1,503,098
Donegal Group, Inc., Class A 10,965 219,081
eHealth, Inc.* 600 2,760
Employers Holdings, Inc. 18,833 813,021
Fidelis Insurance Holdings Ltd. 56,512 1,105,940
Genworth Financial, Inc.,
Class A* 32,794 296,130
Heritage Insurance Holdings,
Inc.* 26,468 774,454
Hippo Holdings, Inc.* 5,440 163,635
Horace Mann Educators Corp. 1,320 60,958
James River Group Holdings,
Inc. 23,940 152,258
Kemper Corp. 7,509 304,415
Mercury General Corp. 10,968 1,031,650
Reinsurance Group of
America, Inc. 5,158 1,049,447
Selectquote, Inc.* 24,564 34,635
SiriusPoint Ltd.* 24,797 542,806
Skyward Specialty Insurance
Group, Inc.* 46,134 2,357,909
Slide Insurance Holdings, Inc.* 4,020 78,310
Stewart Information Services
Corp. 14,284 1,003,594
United Fire Group, Inc. 7,353 267,281
Universal Insurance Holdings,
Inc. 18,316 619,081
White Mountains Insurance
Group Ltd. 1,412 2,934,178
15,620,020
Interactive Media & Services 0 .3%
Match Group, Inc. 4,331 139,848
Nextdoor Holdings, Inc.* 212,678 446,624
586,472
IT Services 0 .1%
Rackspace Technology,
Inc.*(a) 42,321 41,090

NVIT Multi-Manager Small Cap Value Fund - December 31, 2025 - Statement of Investments - 27
Common Stocks
Shares Value ($)
IT Services
Unisys Corp.* 50,791 140,183
181,273
Leisure Products 1 .7%
Funko, Inc., Class A*(a) 52,539 178,633
Johnson Outdoors, Inc., Class
A 6,019 255,506
Polaris, Inc. 2,380 150,535
Topgolf Callaway Brands
Corp.*(a) 20,900 243,903
YETI Holdings, Inc.*(a) 56,154 2,480,322
3,308,899
Life Sciences Tools & Services 1 .0%
10X Genomics, Inc., Class
A*(a) 93,426 1,523,778
Codexis, Inc.* 33,656 54,859
CryoPort, Inc.* 7,669 73,622
Ginkgo Bioworks Holdings,
Inc.*(a) 15,500 128,805
MaxCyte, Inc.* 50,800 78,740
OmniAb, Inc.* 8,036 14,867
1,874,671
Machinery 2 .3%
Astec Industries, Inc. 4,391 190,218
Columbus McKinnon Corp. 9,019 155,578
Graco, Inc. 3,274 268,370
Hillman Solutions Corp.* 309,616 2,681,275
Hyster-Yale, Inc. 9,640 286,404
Manitowoc Co., Inc. (The)* 27,242 326,632
Mayville Engineering Co., Inc.* 1,449 27,125
Miller Industries, Inc. 4,355 162,746
Wabash National Corp. 52,033 450,085
4,548,433
Marine Transportation 0 .1%
Costamare, Inc. 11,678 184,396
Media 0 .6%
Nexxen International Ltd.*(a) 35,302 230,875
PubMatic, Inc., Class A* 51,560 457,337
Scholastic Corp.(a) 17,878 529,725
1,217,937
Metals & Mining 2 .2%
Commercial Metals Co. 33,797 2,339,428
Ferroglobe plc(a) 103,792 481,595
Reliance, Inc. 586 169,278
Ryerson Holding Corp.(a) 20,860 524,838
SunCoke Energy, Inc. 54,048 389,146
Worthington Steel, Inc. 9,880 342,045
4,246,330
Mortgage Real Estate Investment Trusts (REITs) 0 .1%
Angel Oak Mortgage REIT, Inc. 6,900 59,409
Nexpoint Real Estate Finance,
Inc.(a) 1,500 21,120
TPG Mortgage Investment
Trust, Inc.(a) 8,900 75,828
156,357
Multi-Utilities 0 .4%
Avista Corp. 21,660 834,776
Common Stocks
Shares Value ($)
Office REITs 0 .3%
Easterly Government
Properties, Inc., Class A 28,868 611,713
Orion Properties, Inc. 19,200 43,392
655,105
Oil, Gas & Consumable Fuels 3 .3%
BKV Corp.*(a) 1,600 43,440
Comstock Resources, Inc.*(a) 22,513 521,851
DHT Holdings, Inc. 100,074 1,221,904
Excelerate Energy, Inc., Class
A(a) 21,010 589,330
Granite Ridge Resources, Inc.
(a) 50,000 235,000
Green Plains, Inc.*(a) 72,486 710,363
Par Pacific Holdings, Inc.*(a) 29,640 1,041,550
Teekay Tankers Ltd., Class A 18,425 984,263
World Kinect Corp.(a) 45,260 1,060,442
6,408,143
Paper & Forest Products 0 .7%
Clearwater Paper Corp.*(a) 15,683 272,884
Louisiana-Pacific Corp. 6,148 496,512
Magnera Corp.*(a) 37,319 565,010
1,334,406
Passenger Airlines 1 .2%
Allegiant Travel Co.*(a) 17,659 1,505,783
JetBlue Airways Corp.*(a) 192,199 874,505
2,380,288
Personal Care Products 1 .3%
Beauty Health Co. (The)*(a) 14,400 20,016
Herbalife Ltd.*(a) 30,058 387,448
Interparfums, Inc.(a) 19,948 1,692,189
Nature's Sunshine Products,
Inc.* 10,474 226,029
USANA Health Sciences, Inc.* 12,653 248,378
2,574,060
Pharmaceuticals 1 .5%
Arvinas, Inc.* 12,866 152,591
BioAge Labs, Inc.*(a) 21,200 280,476
Biote Corp., Class A*(a) 6,506 16,916
Indivior plc*(a) 680 24,398
Ligand Pharmaceuticals,
Inc.*(a) 6,849 1,294,940
Pacira BioSciences, Inc.*(a) 25,116 650,002
Septerna, Inc.* 7,681 214,146
SIGA Technologies, Inc. 15,604 95,341
Supernus Pharmaceuticals,
Inc.* 2,100 104,370
WaVe Life Sciences Ltd.*(a) 8,200 139,400
2,972,580
Professional Services 5 .0%
CBIZ, Inc.*(a) 35,642 1,798,139
Conduent, Inc.* 119,510 229,459
Forrester Research, Inc.* 1,500 12,180
Franklin Covey Co.*(a) 11,077 185,872
FTI Consulting, Inc.* 1,296 221,396
ICF International, Inc. 26,706 2,278,022
Kelly Services, Inc., Class A 20,337 178,966
Kforce, Inc. 16,547 511,633
Mistras Group, Inc.* 9,800 123,970
Resources Connection, Inc.(a) 33,577 169,228

28 - Statement of Investments - December 31, 2025 - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Professional Services
Skillsoft Corp.*(a) 3,550 33,015
TrueBlue, Inc.* 13,068 59,459
Verra Mobility Corp., Class A* 175,538 3,933,807
9,735,146
Real Estate Management & Development 2 .0%
Cushman & Wakefield Ltd.* 206,743 3,347,169
Forestar Group, Inc.*(a) 16,688 411,025
RE/MAX Holdings, Inc., Class
A* 9,769 74,147
RMR Group, Inc. (The), Class
A(a) 3,624 53,998
3,886,339
Residential REITs 0 .4%
American Homes 4 Rent,
Class A 8,358 268,292
Equity LifeStyle Properties,
Inc.(a) 3,268 198,073
NexPoint Residential Trust,
Inc. 9,670 291,067
757,432
Retail REITs 1 .0%
InvenTrust Properties Corp.(a) 34,010 959,422
SITE Centers Corp. 95,563 613,514
Whitestone REIT 23,359 324,457
1,897,393
Semiconductors & Semiconductor Equipment 0 .0%
†
Amkor Technology, Inc. 1,440 56,851
Software 2 .1%
ACI Worldwide, Inc.* 15,773 754,107
Arteris, Inc.* 17,661 273,746
Core Scientific, Inc.* 28,471 414,538
CS Disco, Inc.* 7,217 56,004
Domo, Inc., Class B*(a) 13,800 116,334
Dropbox, Inc., Class A* 33,477 930,661
eGain Corp.*(a) 14,378 147,950
N-able, Inc.*(a) 46,682 349,181
ON24, Inc.*(a) 10,441 83,110
OneSpan, Inc. 36,050 462,882
Rimini Street, Inc.*(a) 27,363 106,168
Telos Corp.* 26,130 133,263
Xperi, Inc.*(a) 37,500 219,750
4,047,694
Specialty Retail 2 .9%
Arko Corp.(a) 24,650 111,911
Citi Trends, Inc.* 7,800 324,168
Designer Brands, Inc., Class
A(a) 32,100 238,503
Haverty Furniture Cos., Inc. 10,912 254,904
Lands' End, Inc.*(a) 17,537 254,637
Petco Health & Wellness Co.,
Inc., Class A*(a) 43,731 122,884
RH*(a) 7 1,254
Shoe Carnival, Inc. 7,472 126,127
Sleep Number Corp.*(a) 28,408 240,332
Sonic Automotive, Inc., Class
A 17,951 1,110,449
Stitch Fix, Inc., Class A* 128,369 673,937
Torrid Holdings, Inc.*(a) 31,037 30,367
Wayfair, Inc., Class A*(a) 745 74,806
Common Stocks
Shares Value ($)
Specialty Retail
Winmark Corp. 3,626 1,468,312
Zumiez, Inc.* 24,356 634,474
5,667,065
Technology Hardware, Storage & Peripherals 0 .1%
Xerox Holdings Corp.(a) 73,311 173,747
Textiles, Apparel & Luxury Goods 0 .3%
Columbia Sportswear Co.(a) 2,230 122,851
G-III Apparel Group Ltd. 4,802 139,066
Movado Group, Inc.(a) 18,919 390,110
Superior Group of Cos., Inc. 3,724 36,048
688,075
Trading Companies & Distributors 1 .0%
Alta Equipment Group, Inc. 5,200 23,920
BlueLinx Holdings, Inc.* 8,472 520,435
Boise Cascade Co. 987 72,643
DNOW, Inc.* 57,015 755,449
Hudson Technologies, Inc.* 26,272 179,963
NPK International, Inc.* 42,100 501,832
2,054,242
Water Utilities 0 .5%
American States Water Co. 7,539 546,427
California Water Service
Group 8,740 378,704
H2O America 3,000 146,970
1,072,101
Wireless Telecommunication Services 0 .1%
Spok Holdings, Inc. 10,607 139,906
Total Common Stocks
(cost $167,313,953) 192,672,200
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,406 0
Total Rights
(cost $6,109) 0
Repurchase Agreements 6 .3%
Principal
Amount ($)
Bank of America NA,
3.85%, dated 12/31/2025,
due 1/2/2026, repurchase
price $3,000,642,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
5/1/2049 - 9/1/2050; total
market value $3,060,000.
(b)(c) 3,000,000 3,000,000

NVIT Multi-Manager Small Cap Value Fund - December 31, 2025 - Statement of Investments - 29
Repurchase Agreements
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $3,000,635,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
7/31/2026 - 11/15/2054;
total market value
$3,060,000.(b)(c) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $3,358,327,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $3,424,763.(b)(c) 3,357,611 3,357,611
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $1,000,213,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $1,020,000.(b)(c) 1,000,000 1,000,000
CF Secured, LLC,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $1,000,213,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.13%
- 7.50%, maturing
3/31/2026 - 4/20/2071;
total market value
$1,020,218.(b)(c) 1,000,000 1,000,000
MetLife, Inc.,
3.83%, dated 12/31/2025,
due 1/2/2026, repurchase
price $1,000,213,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048;
total market value
$1,020,517.(b)(c) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
3.72%, dated 12/31/2025,
due 1/2/2026,
repurchase price
$20,004, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 9.00%, maturing
2/15/2026 - 12/20/2075;
total market value
$20,400.(b)(c) 20,000 20,000
Total Repurchase Agreements
(cost $12,377,611) 12,377,611
Total Investments
(cost $179,697,673) — 104.5% 205,049,811
Liabilities in excess of other assets — (4.5)% (8,828,240)
NET ASSETS — 100.0%
$ 196,221,571
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $41,301,415, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $12,377,611 and by
$30,334,656 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.75%, and maturity dates ranging from 1/15/2026 -
8/15/2055, a total value of $42,712,267.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$12,377,611.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - December 31, 2025 - NVIT Multi-Manager Small Company Fund
Common Stocks 99 .4%
Shares Value ($)
AUSTRALIA 0 .0%
†
Capital Markets 0 .0%
†
Aet & D Holdings No. 1 *^∞ 106,305 0
BERMUDA 0 .4%
Banks 0 .4%
Bank of NT Butterfield & Son Ltd.
(The) 26,514 1,320,927
BRAZIL 1 .2%
Aerospace & Defense 0 .7%
Embraer SA, ADR 36,637 2,358,324
Financial Services 0 .4%
Pagseguro Digital Ltd., Class A 138,005 1,330,368
Independent Power and Renewable Electricity Producers
0 .0%
†
Infinity Bio-energy Ltd. Reg. S *^∞ 94,500 0
Metals & Mining 0 .1%
ERO Copper Corp. * 14,020 396,626
4,085,318
CANADA 0 .3%
Metals & Mining 0 .2%
Orla Mining Ltd. * 67,702 911,946
Oil, Gas & Consumable Fuels 0 .1%
Teekay Tankers Ltd., Class A 5,966 318,704
1,230,650
CAYMAN ISLANDS 0 .1%
Capital Markets 0 .1%
Bullish *(a) 5,038 190,789
IRELAND 0 .2%
Biotechnology 0 .2%
Prothena Corp. plc * 58,890 562,400
ISRAEL 2 .1%
Media 0 .1%
Nexxen International Ltd. *(a) 73,654 481,697
Semiconductors & Semiconductor Equipment 1 .6%
Nova Ltd. *(a) 6,193 2,033,719
Tower Semiconductor Ltd. *(a) 28,510 3,347,644
5,381,363
Software 0 .4%
Cellebrite DI Ltd. *(a) 78,810 1,420,944
7,284,004
MONACO 0 .0%
†
Marine Transportation 0 .0%
†
Costamare, Inc. 3,400 53,686
PUERTO RICO 1 .7%
Banks 1 .7%
First Bancorp (a) 170,917 3,543,109
OFG Bancorp 61,143 2,505,640
6,048,749
SWEDEN 0 .1%
Insurance 0 .1%
SiriusPoint Ltd. * 8,950 195,916
SWITZERLAND 0 .3%
Hotels, Restaurants & Leisure 0 .3%
Sportradar Group AG, Class A * 44,719 1,062,971
Common Stocks
Shares Value ($)
THAILAND 0 .9%
Electronic Equipment, Instruments & Components 0 .9%
Fabrinet *(a) 7,042 3,206,082
Oil, Gas & Consumable Fuels 0 .0%
†
BKV Corp. *(a) 3,000 81,450
3,287,532
UNITED KINGDOM 1 .5%
Capital Markets 0 .3%
Marex Group plc 27,195 1,043,200
Energy Equipment & Services 0 .6%
TechnipFMC plc 52,514 2,340,024
Insurance 0 .6%
Fidelis Insurance Holdings Ltd. (a) 102,363 2,003,244
5,386,468
UNITED STATES 90 .6%
Aerospace & Defense 5 .4%
AeroVironment, Inc. *(a) 6,709 1,622,840
ATI, Inc. * 20,486 2,350,973
Carpenter Technology Corp. 9,564 3,011,129
Curtiss-Wright Corp. 5,419 2,987,332
Huntington Ingalls Industries, Inc.
(a) 1,759 598,183
Karman Holdings, Inc. *(a) 35,368 2,587,877
Kratos Defense & Security
Solutions, Inc. *(a) 16,280 1,235,815
Mercury Systems, Inc. *(a) 22,484 1,641,557
Rocket Lab Corp. * 33,425 2,331,728
VSE Corp. (a) 6,358 1,098,472
19,465,906
Air Freight & Logistics 0 .1%
Hub Group, Inc., Class A 9,234 393,461
Radiant Logistics, Inc. * 18,440 116,725
510,186
Automobile Components 1 .9%
American Axle & Manufacturing
Holdings, Inc. *(a) 134,681 863,305
Cooper-Standard Holdings, Inc. * 18,387 603,645
Dana, Inc. 127,065 3,019,065
Lear Corp. 10,654 1,220,948
Stoneridge, Inc. * 27,990 162,062
Strattec Security Corp. *(a) 9,768 743,736
6,612,761
Banks 7 .9%
1st Source Corp. 1,300 81,237
Bancorp, Inc. (The) * 21,670 1,463,158
Bank7 Corp. 2,940 120,481
BankUnited, Inc. 91,549 4,080,338
BayCom Corp. 2,023 59,476
BCB Bancorp, Inc. 7,431 59,968
BOK Financial Corp. (a) 3,380 400,395
Business First Bancshares, Inc. 7,174 187,528
Byline Bancorp, Inc. 13,352 389,211
Capital City Bank Group, Inc. 6,687 284,666
Central Pacific Financial Corp. 23,426 729,954
Civista Bancshares, Inc. 5,763 128,054
Community Trust Bancorp, Inc. 12,640 714,160
Enterprise Financial Services
Corp. 8,706 470,124
FB Financial Corp. 12,983 724,451
First Bank 1,200 19,752

NVIT Multi-Manager Small Company Fund - December 31, 2025 - Statement of Investments - 31
Common Stocks
Shares Value ($)
UNITED STATES
Banks
First Business Financial Services,
Inc. 2,511 136,347
First Financial Corp. (a) 8,506 513,933
First Internet Bancorp 8,101 169,068
Flushing Financial Corp. (a) 3,328 50,486
FS Bancorp, Inc. 2,150 88,516
Great Southern Bancorp, Inc. 1,834 112,901
Hanmi Financial Corp. 37,728 1,019,788
HBT Financial, Inc. 6,368 164,613
Hilltop Holdings, Inc. 70,737 2,400,813
Home Bancorp, Inc. 1,500 86,700
HomeTrust Bancshares, Inc. 8,347 358,420
Independent Bank Corp. 16,000 520,480
Kearny Financial Corp. 61,048 452,366
Live Oak Bancshares, Inc. 10,468 359,576
Mercantile Bank Corp. (a) 3,127 150,409
Midland States Bancorp, Inc. 27,947 591,638
MVB Financial Corp. 963 24,874
National Bank Holdings Corp.,
Class A (a) 3,719 141,359
Northeast Community Bancorp,
Inc. 3,660 82,753
Northfield Bancorp, Inc. 51,292 586,268
Northrim Bancorp, Inc. 16,380 435,872
OP Bancorp 980 13,838
Orange County Bancorp, Inc. 1,579 45,080
Origin Bancorp, Inc. 3,880 145,927
PCB Bancorp 1,703 36,870
Peapack-Gladstone Financial
Corp. 13,318 370,906
Primis Financial Corp. 6,991 97,245
Prosperity Bancshares, Inc. (a) 11,140 769,885
RBB Bancorp 10,692 220,683
Red River Bancshares, Inc. 200 14,286
Republic Bancorp, Inc., Class A 3,040 209,730
Sierra Bancorp 3,626 118,498
South Plains Financial, Inc. 5,592 216,970
Southern First Bancshares, Inc.
*(a) 405 20,866
Texas Capital Bancshares, Inc. * 38,173 3,456,182
Third Coast Bancshares, Inc. * 13,332 506,749
Tompkins Financial Corp. 5,267 381,963
TriCo Bancshares 10,263 486,158
Unity Bancorp, Inc. 6,548 338,663
Valley National Bancorp (a) 166,250 1,941,800
WaFd, Inc. (a) 960 30,749
Westamerica Bancorp 10,585 506,281
28,289,462
Biotechnology 5 .2%
ADMA Biologics, Inc. *(a) 26,745 487,829
Aldeyra Therapeutics, Inc. * 37,907 196,358
Alector, Inc. *(a) 149,514 233,242
Anika Therapeutics, Inc. * 19,269 185,175
Arcturus Therapeutics Holdings,
Inc. *(a) 12,628 77,410
Arcus Biosciences, Inc. * 34,888 831,381
Bridgebio Pharma, Inc. *(a) 26,637 2,037,463
Caribou Biosciences, Inc. *(a) 60,174 95,677
Caris Life Sciences, Inc. *(a) 19,161 516,964
Cartesian Therapeutics, Inc. *(a) 8,037 57,947
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Day One Biopharmaceuticals, Inc.
* 36,900 343,908
Design Therapeutics, Inc. * 3,600 33,768
Editas Medicine, Inc. *(a) 98,285 201,484
Entrada Therapeutics, Inc. * 46,752 480,611
Foghorn Therapeutics, Inc. * 18,298 98,809
Halozyme Therapeutics, Inc. * 25,029 1,684,452
Inhibrx Biosciences, Inc. *(a) 1,580 124,820
Insmed, Inc. * 10,245 1,783,040
Ironwood Pharmaceuticals, Inc.,
Class A * 65,247 219,882
Keros Therapeutics, Inc. * 58,566 1,192,404
Kodiak Sciences, Inc. *(a) 5,723 160,015
Kura Oncology, Inc. *(a) 167,081 1,735,972
MacroGenics, Inc. * 59,471 95,748
Madrigal Pharmaceuticals, Inc. * 2,699 1,571,736
Myriad Genetics, Inc. * 180,196 1,108,205
Nurix Therapeutics, Inc. *(a) 15,800 299,726
Nuvalent, Inc., Class A * 5,616 564,913
PMV Pharmaceuticals, Inc. * 40,856 51,070
Protagonist Therapeutics, Inc. * 11,282 985,370
Rhythm Pharmaceuticals, Inc. * 3,200 342,528
Tyra Biosciences, Inc. *(a) 7,527 197,885
Vanda Pharmaceuticals, Inc. * 81,131 715,575
18,711,367
Broadline Retail 0 .5%
1stdibs.com, Inc. * 6,323 37,875
Dillard's, Inc., Class A 352 213,432
Ollie's Bargain Outlet Holdings,
Inc. * 12,986 1,423,395
1,674,702
Building Products 0 .7%
Insteel Industries, Inc. 14,209 449,999
JELD-WEN Holding, Inc. * 183,171 450,601
Modine Manufacturing Co. * 11,470 1,531,359
2,431,959
Capital Markets 2 .6%
Evercore, Inc., Class A 7,362 2,504,921
Open Lending Corp. *(a) 59,564 92,324
Piper Sandler Cos. (a) 4,395 1,493,025
PJT Partners, Inc., Class A 6,755 1,129,436
Silvercrest Asset Management
Group, Inc., Class A 700 10,633
StepStone Group, Inc., Class A 51,687 3,316,754
Virtu Financial, Inc., Class A (a) 10,306 343,396
Wealthfront Corp. * 21,679 294,618
9,185,107
Chemicals 0 .4%
American Vanguard Corp. * 28,124 107,434
Arq, Inc. *(a) 26,628 87,074
Celanese Corp., Class A (a) 5,781 244,421
Core Molding Technologies, Inc. * 7,285 146,064
Koppers Holdings, Inc. (a) 10,035 271,748
Kronos Worldwide, Inc. (a) 32,831 145,113
Mativ Holdings, Inc. 12,300 149,445
Scotts Miracle-Gro Co. (The) 6,023 351,441
1,502,740
Commercial Services & Supplies 1 .1%
Casella Waste Systems, Inc.,
Class A *(a) 10,369 1,015,540
Ennis, Inc. 17,837 321,244

32 - Statement of Investments - December 31, 2025 - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Commercial Services & Supplies
OPENLANE, Inc. * 27,580 821,332
Vestis Corp. (a) 263,594 1,758,173
3,916,289
Communications Equipment 1 .8%
Aviat Networks, Inc. *(a) 17,603 376,352
Ciena Corp. * 1,898 443,885
Inseego Corp. *(a) 2,000 20,540
Lumentum Holdings, Inc. *(a) 9,900 3,649,042
NETGEAR, Inc. *(a) 63,704 1,562,659
Ribbon Communications, Inc. *(a) 82,425 237,384
6,289,862
Construction & Engineering 3 .8%
Argan, Inc. 5,486 1,718,874
Construction Partners, Inc., Class
A *(a) 17,531 1,902,990
Everus Construction Group, Inc. * 12,188 1,042,805
Great Lakes Dredge & Dock Corp.
* 5,251 68,893
MasTec, Inc. * 2,010 436,914
Matrix Service Co. * 36,402 425,903
Orion Group Holdings, Inc. * 14,711 146,227
Primoris Services Corp. (a) 19,793 2,457,103
Sterling Infrastructure, Inc. *(a) 8,035 2,460,558
Tutor Perini Corp. (a) 41,230 2,763,235
13,423,502
Consumer Finance 2 .5%
Bread Financial Holdings, Inc. 49,307 3,650,196
Enova International, Inc. * 9,280 1,458,816
Figure Technology Solutions, Inc.,
Class A * 7,070 288,739
LendingTree, Inc. * 13,522 717,883
PRA Group, Inc. * 52,030 920,411
PROG Holdings, Inc. 59,793 1,763,296
Regional Management Corp. (a) 6,222 241,103
9,040,444
Consumer Staples Distribution & Retail 0 .9%
Andersons, Inc. (The) 53,023 2,819,233
Maplebear, Inc. * 11,677 525,231
3,344,464
Containers & Packaging 0 .2%
Ardagh Metal Packaging SA 180,983 742,030
Distributors 0 .4%
Gold.com, Inc. (a) 37,390 1,273,130
Diversified Consumer Services 0 .0%
†
Chegg, Inc. *(a) 97,213 90,408
Diversified REITs 0 .1%
Alpine Income Property Trust, Inc.
(a) 12,802 214,049
Diversified Telecommunication Services 0 .4%
ATN International, Inc. 11,542 263,158
Bandwidth, Inc., Class A *(a) 35,662 550,978
IDT Corp., Class B 12,928 662,042
1,476,178
Electric Utilities 0 .1%
Genie Energy Ltd., Class B 28,889 398,090
Electrical Equipment 1 .2%
Atkore, Inc. 30,790 1,947,467
Bloom Energy Corp., Class A * 10,782 936,848
Fluence Energy, Inc. * 30,002 593,440
Common Stocks
Shares Value ($)
UNITED STATES
Electrical Equipment
Powell Industries, Inc. (a) 2,394 763,159
Power Solutions International, Inc.
*(a) 1,705 97,424
4,338,338
Electronic Equipment, Instruments & Components 2 .7%
Advanced Energy Industries, Inc.
(a) 12,814 2,682,866
Ingram Micro Holding Corp. (a) 10,070 214,894
PC Connection, Inc. 12,706 733,899
Rogers Corp. * 3,450 315,917
Sanmina Corp. *(a) 10,992 1,649,569
ScanSource, Inc. * 29,066 1,135,318
SmartRent, Inc., Class A *(a) 214,275 432,836
TTM Technologies, Inc. * 34,701 2,394,369
9,559,668
Energy Equipment & Services 0 .7%
Archrock, Inc. 46,285 1,204,336
DMC Global, Inc. * 27,705 185,346
Forum Energy Technologies, Inc. * 20,718 765,530
Oil States International, Inc. * 2,094 14,176
Ranger Energy Services, Inc.,
Class A 34,225 478,466
2,647,854
Entertainment 0 .5%
Playstudios, Inc. * 19,110 12,450
Roku, Inc., Class A * 10,345 1,122,329
Skillz, Inc., Class A * 2,600 11,206
Sphere Entertainment Co. * 6,110 580,939
1,726,924
Financial Services 0 .8%
Compass Diversified Holdings 162,453 779,774
Jackson Financial, Inc., Class A 71 7,572
Marqeta, Inc., Class A *(a) 166,793 792,267
Paymentus Holdings, Inc., Class
A *(a) 24,998 789,687
Paysafe Ltd. *(a) 71,276 576,623
2,945,923
Food Products 0 .9%
Calavo Growers, Inc. 26,480 575,940
Dole plc 58,830 881,862
Hain Celestial Group, Inc. (The)
*(a) 200,757 214,810
Mission Produce, Inc. * 6,350 73,660
Pilgrim's Pride Corp. 16,784 654,408
Smithfield Foods, Inc. 38,388 857,204
3,257,884
Gas Utilities 0 .6%
Southwest Gas Holdings, Inc. 27,533 2,203,191
Ground Transportation 1 .7%
ArcBest Corp. (a) 35,260 2,615,940
Covenant Logistics Group, Inc.,
Class A 30,031 661,883
Landstar System, Inc. 6,711 964,371
Lyft, Inc., Class A * 48,611 941,595
Werner Enterprises, Inc. 22,920 687,829
5,871,618
Health Care Equipment & Supplies 1 .4%
Accuray, Inc. *(a) 104,380 86,072
Dentsply Sirona, Inc. 19,148 218,862
Glaukos Corp. * 5,225 589,955
Inogen, Inc. * 47,221 317,325

NVIT Multi-Manager Small Company Fund - December 31, 2025 - Statement of Investments - 33
Common Stocks
Shares Value ($)
UNITED STATES
Health Care Equipment & Supplies
iRhythm Technologies, Inc. * 8,581 1,522,613
Merit Medical Systems, Inc. *(a) 6,523 574,937
OraSure Technologies, Inc. *(a) 138,591 335,390
Orthofix Medical, Inc. *(a) 4,326 65,582
TransMedics Group, Inc. *(a) 6,168 750,337
Varex Imaging Corp. * 56,242 655,219
5,116,292
Health Care Providers & Services 3 .7%
Alignment Healthcare, Inc. * 63,563 1,255,369
Aveanna Healthcare Holdings,
Inc. * 6,359 51,953
BrightSpring Health Services, Inc.
*(a) 82,779 3,100,074
DocGo, Inc. * 49,760 43,679
Encompass Health Corp. 22,582 2,396,853
GeneDx Holdings Corp., Class A * 9,148 1,189,789
Guardant Health, Inc. * 31,703 3,238,145
HealthEquity, Inc. * 4,641 425,162
RadNet, Inc. *(a) 18,228 1,300,568
13,001,592
Health Care REITs 0 .1%
Community Healthcare Trust, Inc.
(a) 28,946 475,293
Health Care Technology 0 .6%
Evolent Health, Inc., Class A *(a) 173,128 692,512
HealthStream, Inc. 14,021 323,464
Waystar Holding Corp. *(a) 36,600 1,198,650
2,214,626
Hotel & Resort REITs 1 .0%
Braemar Hotels & Resorts, Inc. (a) 25,500 73,185
Chatham Lodging Trust 32,407 220,692
Sunstone Hotel Investors, Inc. 128,510 1,148,879
Xenia Hotels & Resorts, Inc. (a) 149,042 2,107,454
3,550,210
Hotels, Restaurants & Leisure 0 .8%
Black Rock Coffee Bar, Inc., Class
A * 18,431 410,090
Dutch Bros, Inc., Class A * 17,012 1,041,475
Planet Fitness, Inc., Class A * 13,032 1,413,580
2,865,145
Household Durables 3 .0%
Cricut, Inc., Class A (a) 102,589 507,816
Ethan Allen Interiors, Inc. (a) 40,186 917,848
Flexsteel Industries, Inc. 4,604 181,812
GoPro, Inc., Class A *(a) 199,221 280,902
Helen of Troy Ltd. *(a) 20,535 436,369
KB Home (a) 37,984 2,142,677
La-Z-Boy, Inc. 17,720 660,424
Sonos, Inc. * 81,594 1,432,791
Taylor Morrison Home Corp.,
Class A * 31,477 1,853,051
Traeger, Inc. * 15,285 16,508
Tri Pointe Homes, Inc. * 69,519 2,187,762
10,617,960
Independent Power and Renewable Electricity Producers 0 .6%
Talen Energy Corp. *(a) 5,545 2,078,488
Insurance 3 .9%
American Coastal Insurance Corp.
(a) 3,468 43,801
Common Stocks
Shares Value ($)
UNITED STATES
Insurance
American Integrity Insurance
Group, Inc. * 23,328 485,922
CNO Financial Group, Inc. 58,328 2,477,190
Donegal Group, Inc., Class A 18,794 375,504
eHealth, Inc. * 6,800 31,280
Employers Holdings, Inc. (a) 34,578 1,492,732
Genworth Financial, Inc., Class A * 99,902 902,115
Heritage Insurance Holdings, Inc. * 49,665 1,453,198
Hippo Holdings, Inc. * 9,452 284,316
James River Group Holdings, Inc. 46,324 294,621
Mercury General Corp. 14,802 1,392,276
Palomar Holdings, Inc. * 5,067 682,829
Reinsurance Group of America,
Inc. 10,733 2,183,736
Selectquote, Inc. * 44,683 63,003
Slide Insurance Holdings, Inc. * 2,689 52,382
United Fire Group, Inc. 15,979 580,837
Universal Insurance Holdings, Inc. 31,290 1,057,602
13,853,344
Interactive Media & Services 0 .3%
Match Group, Inc. 8,108 261,807
Nextdoor Holdings, Inc. *(a) 360,582 757,223
1,019,030
IT Services 0 .1%
Rackspace Technology, Inc. *(a) 96,904 94,084
Unisys Corp. * 103,363 285,282
379,366
Leisure Products 0 .2%
Funko, Inc., Class A *(a) 88,133 299,652
Johnson Outdoors, Inc., Class A 9,289 394,319
MasterCraft Boat Holdings, Inc.
*(a) 129 2,439
Topgolf Callaway Brands Corp.
*(a) 2,000 23,340
719,750
Life Sciences Tools & Services 1 .3%
10X Genomics, Inc., Class A *(a) 163,069 2,659,656
Codexis, Inc. *(a) 37,230 60,685
CryoPort, Inc. * 8,805 84,528
Ginkgo Bioworks Holdings, Inc.
*(a) 26,600 221,046
MaxCyte, Inc. * 78,628 121,873
OmniAb, Inc. * 15,870 29,360
Repligen Corp. * 8,961 1,468,349
4,645,497
Machinery 3 .1%
Astec Industries, Inc. 4,548 197,019
Columbus McKinnon Corp. 12,508 215,763
Crane Co. 10,053 1,854,075
ESCO Technologies, Inc. 9,139 1,785,669
Federal Signal Corp. (a) 16,317 1,771,863
Graco, Inc. 5,800 475,426
Hyster-Yale, Inc. 13,294 394,965
Manitowoc Co., Inc. (The) * 48,631 583,086
Mayville Engineering Co., Inc. * 2,253 42,176
Miller Industries, Inc. 3,140 117,342
SPX Technologies, Inc. * 13,127 2,626,188
Wabash National Corp. (a) 88,285 763,665
10,827,237
Media 0 .3%
PubMatic, Inc., Class A *(a) 87,596 776,976

34 - Statement of Investments - December 31, 2025 - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Media
Scholastic Corp. (a) 5,793 171,647
948,623
Metals & Mining 2 .2%
Commercial Metals Co. 57,704 3,994,270
Ferroglobe plc (a) 184,755 857,263
MP Materials Corp. *(a) 16,719 844,644
Reliance, Inc. 1,387 400,663
Ryerson Holding Corp. 39,292 988,587
SunCoke Energy, Inc. 42,298 304,546
Worthington Steel, Inc. 9,765 338,064
7,728,037
Mortgage Real Estate Investment Trusts (REITs) 0 .1%
Angel Oak Mortgage REIT, Inc. 11,760 101,254
Nexpoint Real Estate Finance,
Inc. (a) 2,449 34,482
TPG Mortgage Investment Trust,
Inc. (a) 27,611 235,245
370,981
Multi-Utilities 0 .7%
Avista Corp. 61,079 2,353,985
Office REITs 0 .3%
Easterly Government Properties,
Inc., Class A (a) 53,939 1,142,967
Oil, Gas & Consumable Fuels 2 .2%
Comstock Resources, Inc. *(a) 22,525 522,130
DHT Holdings, Inc. 143,368 1,750,523
Excelerate Energy, Inc., Class A
(a) 40,151 1,126,236
Granite Ridge Resources, Inc. (a) 87,800 412,660
Green Plains, Inc. *(a) 124,114 1,216,317
Par Pacific Holdings, Inc. *(a) 29,680 1,042,955
World Kinect Corp. (a) 79,210 1,855,890
7,926,711
Paper & Forest Products 0 .6%
Clearwater Paper Corp. *(a) 30,287 526,994
Louisiana-Pacific Corp. 11,438 923,733
Magnera Corp. * 52,680 797,575
2,248,302
Passenger Airlines 1 .5%
Allegiant Travel Co. *(a) 40,431 3,447,551
JetBlue Airways Corp. *(a) 385,712 1,754,990
5,202,541
Personal Care Products 0 .3%
Beauty Health Co. (The) * 75,921 105,530
Herbalife Ltd. *(a) 15,112 194,794
Nature's Sunshine Products, Inc. * 15,972 344,676
USANA Health Sciences, Inc. * 21,996 431,781
1,076,781
Pharmaceuticals 2 .2%
Arvinas, Inc. * 14,500 171,970
Axsome Therapeutics, Inc. * 11,154 2,037,167
BioAge Labs, Inc. *(a) 35,625 471,319
Biote Corp., Class A *(a) 7,600 19,760
Ligand Pharmaceuticals, Inc. *(a) 19,226 3,635,060
Pacira BioSciences, Inc. *(a) 44,640 1,155,283
Septerna, Inc. *(a) 5,600 156,128
SIGA Technologies, Inc. (a) 31,193 190,589
WaVe Life Sciences Ltd. *(a) 5,700 96,900
7,934,176
Common Stocks
Shares Value ($)
UNITED STATES
Professional Services 0 .8%
Conduent, Inc. * 207,504 398,408
Forrester Research, Inc. * 3,050 24,766
Franklin Covey Co. *(a) 18,160 304,725
ICF International, Inc. 3,390 289,167
Kelly Services, Inc., Class A 43,518 382,958
Kforce, Inc. 25,698 794,583
Mistras Group, Inc. * 18,669 236,163
Resources Connection, Inc. (a) 47,655 240,181
Skillsoft Corp. *(a) 5,988 55,688
TrueBlue, Inc. * 24,519 111,561
2,838,200
Real Estate Management & Development 0 .3%
Forestar Group, Inc. *(a) 28,620 704,910
RE/MAX Holdings, Inc., Class A * 13,318 101,084
RMR Group, Inc. (The), Class A 7,422 110,588
916,582
Residential REITs 0 .4%
American Homes 4 Rent, Class A 11,748 377,111
Equity LifeStyle Properties, Inc. (a) 6,144 372,388
NexPoint Residential Trust, Inc. 16,398 493,579
1,243,078
Retail REITs 1 .0%
InvenTrust Properties Corp. 63,355 1,787,244
SITE Centers Corp. 158,799 1,019,490
Whitestone REIT 44,529 618,508
3,425,242
Semiconductors & Semiconductor Equipment 3 .5%
Impinj, Inc. *(a) 8,574 1,491,962
Lattice Semiconductor Corp. *(a) 27,451 2,019,845
MACOM Technology Solutions
Holdings, Inc. *(a) 18,925 3,241,474
MKS, Inc. 7,225 1,154,555
Rambus, Inc. * 13,996 1,286,092
SiTime Corp. *(a) 9,209 3,252,526
12,446,454
Software 3 .1%
Appfolio, Inc., Class A *(a) 5,214 1,213,037
Arteris, Inc. * 31,200 483,600
Commvault Systems, Inc. * 8,611 1,079,475
Core Scientific, Inc. * 17,510 254,946
CS Disco, Inc. * 6,298 48,872
Domo, Inc., Class B *(a) 12,000 101,160
Dropbox, Inc., Class A * 64,812 1,801,774
eGain Corp. *(a) 6,000 61,740
JFrog Ltd. *(a) 21,830 1,363,502
N-able, Inc. *(a) 64,144 479,797
ON24, Inc. *(a) 15,229 121,223
OneSpan, Inc. 62,249 799,277
Pegasystems, Inc. (a) 26,873 1,604,856
Rimini Street, Inc. *(a) 35,522 137,825
Telos Corp. *(a) 30,518 155,642
Terawulf, Inc. *(a) 74,219 852,776
Xperi, Inc. *(a) 75,219 440,783
11,000,285
Specialty Retail 3 .8%
Arko Corp. (a) 39,200 177,968
Boot Barn Holdings, Inc. *(a) 11,053 1,950,523
Citi Trends, Inc. * 14,677 609,976
Designer Brands, Inc., Class A (a) 52,508 390,134
Five Below, Inc. * 7,864 1,481,263
Haverty Furniture Cos., Inc. 18,882 441,084

NVIT Multi-Manager Small Company Fund - December 31, 2025 - Statement of Investments - 35
Common Stocks
Shares Value ($)
UNITED STATES
Specialty Retail
Lands' End, Inc. *(a) 31,101 451,587
Petco Health & Wellness Co., Inc.,
Class A *(a) 74,100 208,221
Shoe Carnival, Inc. 6,924 116,877
Sleep Number Corp. *(a) 52,840 447,026
Sonic Automotive, Inc., Class A 32,524 2,011,935
Stitch Fix, Inc., Class A * 244,081 1,281,425
Torrid Holdings, Inc. *(a) 45,757 44,769
Wayfair, Inc., Class A *(a) 1,956 196,402
Winmark Corp. 6,148 2,489,571
Zumiez, Inc. * 42,022 1,094,673
13,393,434
Technology Hardware, Storage & Peripherals 0 .1%
Xerox Holdings Corp. (a) 117,375 278,179
Textiles, Apparel & Luxury Goods 0 .3%
G-III Apparel Group Ltd. 10,584 306,513
Movado Group, Inc. 30,660 632,209
Superior Group of Cos., Inc. 6,808 65,901
1,004,623
Trading Companies & Distributors 1 .1%
Alta Equipment Group, Inc. 4,200 19,320
BlueLinx Holdings, Inc. * 9,064 556,802
DNOW, Inc. * 153,033 2,027,687
Hudson Technologies, Inc. * 33,800 231,530
NPK International, Inc. * 78,827 939,618
3,774,957
Water Utilities 0 .5%
American States Water Co. (a) 14,191 1,028,563
California Water Service Group 16,420 711,479
H2O America 2,940 144,031
1,884,073
Wireless Telecommunication Services 0 .1%
Spok Holdings, Inc. 14,970 197,454
321,843,531
Total Common Stocks
(cost $280,645,719) 352,552,941
Rights 0 .0%
†
Number of
Rights
UNITED STATES 0 .0%
†
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 4,756 0
Total Rights
(cost $12,075) 0
Repurchase Agreements 10 .4%
Principal
Amount ($)
Barclays Capital, Inc, 3.45%,
dated 12/31/2025, due
1/2/2026, repurchase price
$5,000,958, collateralized by
U.S. Government Treasury
Securities, 4.38%, maturing
1/31/2032; total market value
$5,100,005.(b)(c) 5,000,000 5,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
BNP Paribas Securities Corp.,
3.81%, dated 12/31/2025, due
1/2/2026, repurchase price
$15,003,175, collateralized
by U.S. Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
7/31/2026 - 11/15/2054; total
market value $15,300,000.
(b)(c) 15,000,000 15,000,000
Cantor Fitzgerald & Co., 3.84%,
dated 12/31/2025, due
1/2/2026, repurchase price
$2,955,888, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%, maturing
3/1/2026 - 11/20/2075; total
market value $3,014,363.(b)
(c) 2,955,258 2,955,258
Citi Global Market, Inc., 3.81%,
dated 12/31/2025, due
1/2/2026, repurchase price
$3,000,635, collateralized by
U.S. Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
2/15/2028 - 10/31/2029; total
market value $3,060,001.(b)
(c) 3,000,000 3,000,000
MetLife, Inc., 3.83%, dated
12/31/2025, due 1/2/2026,
repurchase price $1,000,213,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048; total
market value $1,020,517.(b)
(c) 1,000,000 1,000,000
Pershing LLC, 3.72%,
dated 12/31/2025, due
1/2/2026, repurchase price
$10,002,067, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 9.00%, maturing
2/15/2026 - 12/20/2075; total
market value $10,200,000.
(b)(c) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $36,955,258) 36,955,258
Total Investments
(cost $317,613,052) — 109.8% 389,508,199
Liabilities in excess of other assets — (9.8)% (34,763,633)
NET ASSETS — 100.0%
$354,744,566

36 - Statement of Investments - December 31, 2025 - NVIT Multi-Manager Small Company Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $94,986,385, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $36,955,258 and by
$61,312,915 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.75%, and maturity dates ranging from 1/15/2026 -
8/15/2055, a total value of $98,268,173.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$36,955,258.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Real Estate Fund - December 31, 2025 - Statement of Investments - 37
Common Stocks 98 .5%
Shares Value ($)
Capital Markets 1 .5%
Brookfield Corp. 65,477 3,004,739
Diversified REITs 6 .1%
Essential Properties Realty
Trust, Inc. 142,340 4,221,804
WP Carey, Inc. 117,310 7,550,072
11,771,876
Health Care Providers & Services 1 .6%
Brookdale Senior Living, Inc.* 285,401 3,079,477
Health Care REITs 20 .6%
American Healthcare REIT,
Inc. 118,541 5,578,540
CareTrust REIT, Inc. 150,933 5,457,737
Ventas, Inc. 54,180 4,192,448
Welltower, Inc. 134,048 24,880,649
40,109,374
Hotel & Resort REITs 1 .1%
Xenia Hotels & Resorts, Inc. 155,621 2,200,481
Hotels, Restaurants & Leisure 2 .8%
Hilton Worldwide Holdings,
Inc. 10,085 2,896,916
Hyatt Hotels Corp., Class A 15,364 2,463,157
5,360,073
Industrial REITs 16 .0%
EastGroup Properties, Inc. 20,953 3,732,567
LXP Industrial Trust 89,313 4,428,139
Prologis, Inc. 180,498 23,042,375
31,203,081
IT Services 0 .4%
Applied Digital Corp.* 33,450 820,194
Office REITs 3 .6%
COPT Defense Properties 82,853 2,303,313
Kilroy Realty Corp. 114,883 4,293,178
SL Green Realty Corp. 7,500 344,025
6,940,516
Common Stocks
Shares Value ($)
Real Estate Management & Development 1 .8%
CBRE Group, Inc., Class A* 15,407 2,477,292
Jones Lang LaSalle, Inc.* 2,833 953,219
3,430,511
Residential REITs 13 .1%
AvalonBay Communities, Inc. 23,857 4,325,513
Centerspace 9,518 635,041
Essex Property Trust, Inc. 30,032 7,858,774
Mid-America Apartment
Communities, Inc. 52,993 7,361,257
Sun Communities, Inc. 43,603 5,402,848
25,583,433
Retail REITs 14 .3%
Acadia Realty Trust 109,304 2,245,104
Macerich Co. (The) 104,536 1,929,734
Realty Income Corp. 25,445 1,434,335
Regency Centers Corp. 43,222 2,983,615
Simon Property Group, Inc. 70,155 12,986,392
Tanger, Inc. 79,487 2,652,481
Urban Edge Properties 185,758 3,564,696
27,796,357
Specialized REITs 15 .6%
Digital Realty Trust, Inc. 44,667 6,910,432
Equinix, Inc. 16,451 12,604,098
Public Storage 24,343 6,317,009
Smartstop Self Storage REIT,
Inc. 149,026 4,610,864
30,442,403
Total Investments
(cost $150,045,107) — 98.5% 191,742,515
Other assets in excess of liabilities — 1.5% 2,837,500
NET ASSETS — 100.0%
$ 194,580,015
* Denotes a non-income producing security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

38 - Statement of Investments - December 31, 2025 - NVIT Victory Mid Cap Value Fund
Common Stocks 96 .7%
Shares Value ($)
Aerospace & Defense 3 .2%
L3Harris Technologies, Inc. 21,575 6,333,773
StandardAero, Inc.* 103,600 2,971,248
Textron, Inc. 53,575 4,670,132
13,975,153
Automobile Components 1 .3%
BorgWarner, Inc. 128,100 5,772,186
Banks 3 .5%
Huntington Bancshares, Inc. 423,125 7,341,219
Truist Financial Corp. 159,800 7,863,758
15,204,977
Building Products 1 .6%
Builders FirstSource, Inc.* 29,875 3,073,839
Carrier Global Corp. 79,400 4,195,496
7,269,335
Capital Markets 1 .6%
Raymond James Financial,
Inc. 45,125 7,246,624
Chemicals 3 .2%
CF Industries Holdings, Inc.(a) 69,100 5,344,194
RPM International, Inc. 68,600 7,134,400
Westlake Corp.(a) 22,600 1,671,044
14,149,638
Commercial Services & Supplies 1 .0%
Republic Services, Inc., Class
A 20,625 4,371,056
Consumer Staples Distribution & Retail 4 .6%
Casey's General Stores, Inc.
(a) 11,925 6,591,067
Performance Food Group Co.* 80,200 7,211,584
US Foods Holding Corp.* 84,500 6,364,540
20,167,191
Containers & Packaging 4 .4%
AptarGroup, Inc. 46,100 5,622,356
Crown Holdings, Inc. 43,400 4,468,898
Packaging Corp. of America 44,700 9,218,481
19,309,735
Electric Utilities 2 .4%
Alliant Energy Corp.(a) 163,550 10,632,385
Electrical Equipment 2 .4%
Hubbell, Inc., Class B 13,550 6,017,690
Regal Rexnord Corp.(a) 31,375 4,402,540
10,420,230
Electronic Equipment, Instruments & Components 4 .3%
Keysight Technologies, Inc.* 39,000 7,924,410
Trimble, Inc.* 95,250 7,462,837
Zebra Technologies Corp.,
Class A* 15,300 3,715,146
19,102,393
Energy Equipment & Services 1 .2%
Baker Hughes Co., Class A 116,900 5,323,626
Food Products 1 .2%
Archer-Daniels-Midland Co.(a) 95,050 5,464,425
Ground Transportation 3 .9%
CSX Corp. 211,950 7,683,187
Knight-Swift Transportation
Holdings, Inc., Class A 122,325 6,395,151
Common Stocks
Shares Value ($)
Ground Transportation
Landstar System, Inc. 22,925 3,294,323
17,372,661
Health Care Equipment & Supplies 1 .3%
Hologic, Inc.* 78,300 5,832,567
Health Care Providers & Services 4 .7%
Labcorp Holdings, Inc. 33,525 8,410,752
Molina Healthcare, Inc.* 28,700 4,980,598
Quest Diagnostics, Inc. 41,075 7,127,745
20,519,095
Hotels, Restaurants & Leisure 3 .5%
Expedia Group, Inc. 28,550 8,088,500
Hilton Worldwide Holdings,
Inc. 11,575 3,324,919
Texas Roadhouse, Inc., Class
A 24,300 4,033,800
15,447,219
Household Durables 1 .2%
TopBuild Corp.*(a) 13,050 5,444,330
Insurance 8 .0%
American Financial Group, Inc. 54,925 7,507,149
F&G Annuities & Life, Inc. 5,826 179,732
Fidelity National Financial, Inc. 79,600 4,345,364
Hartford Insurance Group, Inc.
(The) 57,900 7,978,620
Old Republic International
Corp.(a) 151,150 6,898,486
Willis Towers Watson plc(a) 25,075 8,239,645
35,148,996
IT Services 1 .0%
Akamai Technologies, Inc.* 52,800 4,606,800
Life Sciences Tools & Services 1 .7%
IQVIA Holdings, Inc.* 33,000 7,438,530
Machinery 5 .4%
AGCO Corp.(a) 40,950 4,271,904
Lincoln Electric Holdings, Inc. 33,850 8,111,814
Middleby Corp. (The)*(a) 25,575 3,802,235
Xylem, Inc. 55,300 7,530,754
23,716,707
Metals & Mining 2 .5%
Franco-Nevada Corp. 23,275 4,824,442
Steel Dynamics, Inc.(a) 37,675 6,384,029
11,208,471
Multi-Utilities 1 .8%
CMS Energy Corp. 111,025 7,763,978
Oil, Gas & Consumable Fuels 4 .7%
Chord Energy Corp. 37,025 3,432,218
Coterra Energy, Inc. 258,900 6,814,248
Devon Energy Corp. 166,050 6,082,411
Expand Energy Corp. 41,300 4,557,868
20,886,745
Personal Care Products 1 .3%
Estee Lauder Cos., Inc. (The),
Class A 53,600 5,612,992
Professional Services 1 .3%
FTI Consulting, Inc.* 33,125 5,658,744

NVIT Victory Mid Cap Value Fund - December 31, 2025 - Statement of Investments - 39
Common Stocks
Shares Value ($)
Residential REITs 3 .1%
Camden Property Trust 53,250 5,861,760
Equity LifeStyle Properties,
Inc. 125,825 7,626,253
13,488,013
Retail REITs 1 .7%
NNN REIT, Inc. 188,900 7,486,107
Semiconductors & Semiconductor Equipment 3 .3%
Microchip Technology, Inc. 111,725 7,119,117
MKS, Inc. 46,800 7,478,640
14,597,757
Software 1 .3%
Check Point Software
Technologies Ltd.*(a) 29,750 5,520,410
Specialized REITs 1 .8%
Lamar Advertising Co., Class
A(a) 63,450 8,031,501
Specialty Retail 5 .8%
AutoZone, Inc.* 1,625 5,511,187
GCI Liberty, Inc. Escrow*^∞ 32,251 0
Lowe's Cos., Inc. 31,150 7,512,134
Penske Automotive Group,
Inc.(a) 29,975 4,744,743
Tractor Supply Co.(a) 91,900 4,595,919
Williams-Sonoma, Inc.(a) 17,625 3,147,649
25,511,632
Water Utilities 1 .5%
American Water Works Co.,
Inc.(a) 50,775 6,626,138
Total Common Stocks
(cost $387,800,895) 426,328,347
Repurchase Agreements 8 .6%
Principal
Amount ($)
BNP Paribas Securities
Corp.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $10,002,117,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
7/31/2026 - 11/15/2054;
total market value
$10,200,000.(b)(c) 10,000,000 10,000,000
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $4,744,332,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $4,838,186.(b)(c) 4,743,320 4,743,320
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $3,000,640,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $3,060,000.(b)(c) 3,000,000 3,000,000
CF Secured, LLC,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $9,001,920,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.13%
- 7.50%, maturing
3/31/2026 - 4/20/2071;
total market value
$9,181,959.(b)(c) 9,000,000 9,000,000
Citi Global Market, Inc.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $5,001,058,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
2/15/2028 - 10/31/2029;
total market value
$5,100,001.(b)(c) 5,000,000 5,000,000
MetLife, Inc.,
3.83%, dated 12/31/2025,
due 1/2/2026, repurchase
price $2,000,426,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048;
total market value
$2,041,034.(b)(c) 2,000,000 2,000,000

40 - Statement of Investments - December 31, 2025 - NVIT Victory Mid Cap Value Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
3.72%, dated 12/31/2025,
due 1/2/2026, repurchase
price $4,000,827,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
2/15/2026 - 12/20/2075;
total market value
$4,080,000.(b)(c) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $37,743,320) 37,743,320
Total Investments
(cost $425,544,215) — 105.3% 464,071,667
Liabilities in excess of other assets — (5.3)% (23,233,457)
NET ASSETS — 100.0%
$ 440,838,210
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $57,475,317, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $37,743,320 and by
$21,659,007 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 1/15/2026 -
5/15/2055, a total value of $59,402,327.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$37,743,320.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

42 - Statements of Assets and Liabilities - December 31, 2025 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
Assets:
Investment securities, at value
*
$ 424,864,906
Repurchase agreements, at value 35,253,594
Cash 6,880,328
Foreign currencies, at value —
Interest and dividends receivable 27,797
Security lending income receivable 9,854
Receivable for investments sold —
Receivable for capital shares issued 361,017
Reclaims receivable —
Swap contracts, at value (Note 2) —
Receivable for variation margin on centrally cleared swap contracts —
Receivable for reimbursement from investment adviser (Note 3) 8,263
Prepaid expenses 233
Total Assets 467,405,992
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 125,013
Swap contracts, at value (Note 2) —
Payable upon return of securities loaned (Note 2) 35,253,594
Accrued expenses and other payables:
Investment advisory fees 268,758
Fund administration fees 25,418
Distribution fees 20,945
Administrative servicing fees 28,451
Accounting and transfer agent fees 774
Trustee fees 69
Due to broker —
Custodian fees 3,506
Compliance program costs (Note 3) 468
Professional fees 17,302
Printing fees 42,665
Recoupment fees (Note 3) —
Other 2,620
Total Liabilities 35,789,583
Commitments and contingencies (Note 3) —
Net Assets $ 431,616,409
* Includes value of securities on loan (Note 2) 124,620,855
Cost of investment securities 313,480,007
Cost of repurchase agreements 35,253,594
Cost of foreign currencies —
Represented by:
Capital $ 296,047,472
Total distributable earnings (loss) 135,568,937
Net Assets $ 431,616,409

Equity Funds (II) - December 31, 2025 - Statements of Assets and Liabilities - 43
NVIT BlackRock
Equity Dividend
Fund
NVIT GQG US
Quality Equity Fund
NVIT Invesco Small
Cap Growth Fund
NVIT Jacobs Levy
Large Cap Core
Fund
NVIT Jacobs Levy
Large Cap Growth
Fund
$ 564,506,012 $ 91,326,407 $ 238,740,969 $ 243,400,404 $ 501,936,607
27,255,351 5,043,142 24,366,686 5,852,027 12,890,616
23,689,618 477,600 7,058,616 1,253,328 15,731,594
91 — — — —
637,127 200,098 41,519 61,970 157,856
5,309 1,137 7,980 773 3,239
— — — 396,486 1,943,758
511 24,702 57,102 47,741 217,792
319,265 — — — —
— — — — 1,684,051
— — — — 103,058
12,907 2,237 — — 6,299
621 82 193 222 455
616,426,812 97,075,405 270,273,065 251,012,951 534,675,325
— — — 362,635 —
248,017 70,831 213,945 245,007 20,211,442
— — — — 1,353,581
27,255,351 5,043,142 24,366,686 5,852,027 12,890,616
310,418 46,685 171,606 114,169 177,565
29,626 15,759 19,608 19,897 30,828
107,023 6,387 21,185 10,126 75,104
76,840 5,877 33,181 25,636 96,732
874 232 431 425 768
30 54 16 13 55
— — — — 5,780
4,576 1,611 4,773 1,921 3,539
625 102 241 267 553
19,682 19,044 15,743 15,993 18,608
17,188 10,640 15,902 16,274 15,379
— 5,800 21,584 — —
1,836 528 295 813 13,123
28,072,086 5,226,692 24,885,196 6,665,203 34,893,673
— — — — —
$ 588,354,726 $ 91,848,713 $ 245,387,869 $ 244,347,748 $ 499,781,652
50,031,706 9,324,436 70,656,828 12,822,767 36,435,468
439,908,633 90,739,793 175,003,771 173,124,795 382,853,007
27,255,351 5,043,142 24,366,686 5,852,027 12,890,616
101 — — — —
$ 408,392,344 $ 67,125,878 $ 172,461,131 $ 157,719,028 $ 351,487,658
179,962,382 24,722,835 72,926,738 86,628,720 148,293,994
$ 588,354,726 $ 91,848,713 $ 245,387,869 $ 244,347,748 $ 499,781,652

44 - Statements of Assets and Liabilities - December 31, 2025 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
Net Assets:
Class I Shares $ 335,276,371
Class II Shares 96,340,038
Class IV Shares —
Total $ 431,616,409
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 43,048,858
Class II Shares 14,414,358
Class IV Shares —
Total 57,463,216
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 7 .79
Class II Shares $ 6 .68
Class IV Shares $ —

Equity Funds (II) - December 31, 2025 - Statements of Assets and Liabilities - 45
NVIT BlackRock
Equity Dividend
Fund
NVIT GQG US
Quality Equity Fund
NVIT Invesco Small
Cap Growth Fund
NVIT Jacobs Levy
Large Cap Core
Fund
NVIT Jacobs Levy
Large Cap Growth
Fund
$ 61,895,524 $ 8,264,314 $ 146,917,485 $ 197,077,274 $ 168,202,402
505,309,014 83,584,399 98,470,384 47,270,474 331,579,250
21,150,188 — — — —
$ 588,354,726 $ 91,848,713 $ 245,387,869 $ 244,347,748 $ 499,781,652
2,663,881 747,884 8,101,878 20,029,491 17,856,538
22,073,452 7,576,588 6,619,628 4,995,840 37,716,972
909,659 — — — —
25,646,992 8,324,472 14,721,506 25,025,331 55,573,510
$ 23 .24 $ 11 .05 $ 18 .13 $ 9 .84 $ 9 .42
$ 22 .89 $ 11 .03 $ 14 .88 $ 9 .46 $ 8 .79
$ 23 .25 $ — $ — $ — $ —

46 - Statements of Assets and Liabilities - December 31, 2025 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager
Small Cap Value
Fund
Assets:
Investment securities, at value
*
$ 192,672,200
Repurchase agreements, at value 12,377,611
Cash 3,451,352
Interest and dividends receivable 110,740
Security lending income receivable 4,315
Receivable for investments sold 267,393
Receivable for capital shares issued 346,795
Reclaims receivable —
Receivable for reimbursement from investment adviser (Note 3) 6,256
Prepaid expenses 135
Total Assets 209,236,797
Liabilities:
Payable for investments purchased 291,109
Payable for capital shares redeemed 92,438
Payable upon return of securities loaned (Note 2) 12,377,611
Accrued expenses and other payables:
Investment advisory fees 146,637
Fund administration fees 20,098
Distribution fees 10,522
Administrative servicing fees 32,625
Accounting and transfer agent fees 443
Trustee fees 40
Custodian fees 1,434
Compliance program costs (Note 3) 206
Professional fees 16,141
Printing fees 24,858
Other 1,064
Total Liabilities 13,015,226
Commitments and contingencies (Note 3) —
Net Assets $ 196,221,571
* Includes value of securities on loan (Note 2) 41,301,415
Cost of investment securities 167,320,062
Cost of repurchase agreements 12,377,611
Represented by:
Capital $ 166,616,438
Total distributable earnings (loss) 29,605,133
Net Assets $ 196,221,571

Equity Funds (II) - December 31, 2025 - Statements of Assets and Liabilities - 47
NVIT Multi-Manager
Small Company
Fund
NVIT Real Estate
Fund
NVIT Victory Mid
Cap Value Fund
$ 352,552,941 $ 191,742,515 $ 426,328,347
36,955,258 — 37,743,320
2,455,108 2,493,453 14,812,415
196,303 696,962 400,761
9,546 — 4,550
502,154 — —
91,358 152,083 154,273
— — 6,735
— — 27,472
374 116 194
392,763,042 195,085,129 479,478,067
339,816 261,033 —
300,646 42,778 441,682
36,955,258 — 37,743,320
251,050 100,995 270,724
24,627 18,737 24,354
16,770 14,087 89,008
52,323 26,546 12,460
667 392 590
27 45 15
5,923 1,636 2,451
373 215 325
17,422 15,886 16,649
52,034 21,677 36,337
1,540 1,087 1,942
38,018,476 505,114 38,639,857
— — —
$ 354,744,566 $ 194,580,015 $ 440,838,210
94,986,385 — 57,475,317
280,657,794 150,045,107 387,800,895
36,955,258 — 37,743,320
$ 261,141,946 $ 146,229,575 $ 408,532,722
93,602,620 48,350,440 32,305,488
$ 354,744,566 $ 194,580,015 $ 440,838,210

48 - Statements of Assets and Liabilities - December 31, 2025 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager
Small Cap Value
Fund
Net Assets:
Class I Shares $ 126,787,500
Class II Shares 48,800,668
Class IV Shares 20,633,403
Total $ 196,221,571
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 13,668,581
Class II Shares 5,665,719
Class IV Shares 2,225,140
Total 21,559,440
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 9 .28
Class II Shares $ 8 .61
Class IV Shares $ 9 .27

Equity Funds (II) - December 31, 2025 - Statements of Assets and Liabilities - 49
NVIT Multi-Manager
Small Company
Fund
NVIT Real Estate
Fund
NVIT Victory Mid
Cap Value Fund
$ 252,312,047 $ 129,051,440 $ 27,238,701
77,775,336 65,528,575 413,599,509
24,657,183 — —
$ 354,744,566 $ 194,580,015 $ 440,838,210
12,447,042 16,544,381 3,613,178
4,430,620 8,532,254 54,275,872
1,219,015 — —
18,096,677 25,076,635 57,889,050
$ 20 .27 $ 7 .80 $ 7 .54
$ 17 .55 $ 7 .68 $ 7 .62
$ 20 .23 $ — $ —

50 - Statements of Operations - For the Year Ended December 31, 2025 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
INVESTMENT INCOME:
Dividend income $ 769,090
Interest income 236,309
Income from securities lending (net of fees) (Note 2) 99,192
Income from non-cash dividends —
Foreign tax withholding (11,029)
Total Income 1,093,562
EXPENSES:
Investment advisory fees 3,271,352
Fund administration fees 164,436
Distribution fees Class II Shares 251,020
Administrative servicing fees Class I Shares 235,876
Administrative servicing fees Class II Shares 70,285
Administrative servicing fees Class IV Shares —
Professional fees 41,532
Printing fees 7,507
Trustee fees 17,203
Custodian fees 16,255
Accounting and transfer agent fees 3,123
Compliance program costs (Note 3) 1,917
European Union tax reclaims filing fees (Note 2) —
Recoupment fees (Note 3) —
Other 4,377
Total expenses before fees waived and expenses reimbursed 4,084,883
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) (126,836)
Expenses reimbursed by adviser (Note 3) (114,812)
Net Expenses 3,843,235
NET INVESTMENT INCOME/(LOSS) (2,749,673)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 28,995,785
Foreign currency transactions (Note 2) —
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) 28,995,785
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (1,464,184)
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation (1,464,184)
Net realized/unrealized gains (losses) 27,531,601
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 24,781,928

Equity Funds (II) - For the Year Ended December 31, 2025 - Statements of Operations - 51
NVIT BlackRock
Equity Dividend
Fund
NVIT GQG US
Quality Equity Fund
NVIT Invesco Small
Cap Growth Fund
NVIT Jacobs Levy
Large Cap Core
Fund
NVIT Jacobs Levy
Large Cap Growth
Fund
$ 13,094,190 $ 1,871,948 $ 641,367 $ 2,670,632 $ 2,774,625
820,216 112,494 313,419 50,738 526,748
40,967 7,381 65,899 14,920 40,535
197,157 — — 158,411 —
(143,256) (9,337) (4,009) — (14,014)
14,009,274 1,982,486 1,016,676 2,894,701 3,327,894
3,480,554 629,632 1,725,226 1,439,202 1,831,331
196,473 73,095 104,633 113,207 227,073
1,193,997 221,881 227,990 119,155 775,271
87,023 4,057 172,422 288,307 370,313
716,402 44,377 136,795 — 775,271
29,937 — — — —
48,705 41,236 34,644 35,804 44,887
4,620 2,685 920 3,219 10,895
21,631 3,804 8,228 9,279 18,133
19,882 5,206 12,973 8,722 16,373
12,212 923 1,724 1,705 3,074
2,452 431 896 1,057 2,011
3,049 — — — —
— 5,800 21,584 — —
5,265 1,026 1,862 2,318 3,014
5,822,202 1,034,153 2,449,897 2,021,975 4,077,646
— (142,005) — — —
— (48,435) (18,555) (131,922) —
(178,110) (8,145) — — (94,104)
5,644,092 835,568 2,431,342 1,890,053 3,983,542
8,365,182 1,146,918 (1,414,666) 1,004,648 (655,648)
56,362,390 24,084,110 10,132,317 16,563,690 26,180,918
43,101 — — — —
— — — — 2,391,197
56,405,491 24,084,110 10,132,317 16,563,690 28,572,115
42,888,006 (23,177,234) 24,375,749 9,105,695 30,493,027
36,963 — — — —
— — — — 1,980,158
42,924,969 (23,177,234) 24,375,749 9,105,695 32,473,185
99,330,460 906,876 34,508,066 25,669,385 61,045,300
$ 107,695,642 $ 2,053,794 $ 33,093,400 $ 26,674,033 $ 60,389,652

52 - Statements of Operations - For the Year Ended December 31, 2025 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager
Small Cap Value
Fund
INVESTMENT INCOME:
Dividend income $ 2,799,555
Interest income 172,545
Income from securities lending (net of fees) (Note 2) 51,814
Income from non-cash dividends —
Foreign tax withholding (18,151)
European Union tax reclaims (Note 2) —
Total Income 3,005,763
EXPENSES:
Investment advisory fees 1,672,605
Fund administration fees 107,551
Distribution fees Class II Shares 118,507
Administrative servicing fees Class I Shares 187,498
Administrative servicing fees Class II Shares 71,105
Administrative servicing fees Class IV Shares 30,111
Professional fees 35,274
Printing fees 3,031
Trustee fees 7,501
Custodian fees 6,630
Accounting and transfer agent fees 1,771
Compliance program costs (Note 3) 844
Other 1,989
Total expenses before fees waived and expenses reimbursed 2,244,417
Investment advisory fees waived (Note 3) —
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (85,597)
Net Expenses 2,158,820
NET INVESTMENT INCOME 846,943
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 4,325,745
Net realized gains (losses) 4,325,745
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (1,587,878)
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation (1,587,878)
Net realized/unrealized gains (losses) 2,737,867
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 3,584,810

Equity Funds (II) - For the Year Ended December 31, 2025 - Statements of Operations - 53
NVIT Multi-Manager
Small Company
Fund
NVIT Real Estate
Fund
NVIT Victory Mid
Cap Value Fund
$ 4,514,485 $ 5,585,215 $ 5,943,735
230,856 64,316 405,338
100,868 — 44,631
— — 194,180
(33,656) (1,433) (6,482)
(2,370) — —
4,810,183 5,648,098 6,581,402
2,995,541 1,414,700 2,451,384
148,020 104,163 133,674
205,958 173,712 758,046
366,896 198,923 38,183
123,575 104,228 30,325
35,053 — —
39,798 35,014 38,314
— 2,113 6,023
13,766 7,906 13,525
20,163 8,493 10,986
2,729 1,594 2,368
1,534 890 1,369
3,463 2,037 3,171
3,956,496 2,053,773 3,487,368
(94,591) (26,271) (118,017)
— (166,266) —
— — (270,812)
3,861,905 1,861,236 3,098,539
948,278 3,786,862 3,482,863
22,487,438 7,491,556 (5,868,153)
22,487,438 7,491,556 (5,868,153)
8,854,129 (10,585,999) 12,056,229
— — 694
8,854,129 (10,585,999) 12,056,923
31,341,567 (3,094,443) 6,188,770
$ 32,289,845 $ 692,419 $ 9,671,633

The accompanying notes are an integral part of these financial statements.
54 - Statements of Changes in Net Assets - December 31, 2025 - Equity Funds (II)
NVIT Allspring Discovery Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income/(loss) $ (2,749,673) $ (2,476,900)
Net realized gains 28,995,785 66,527,149
Net change in unrealized appreciation/depreciation (1,464,184) 14,254,963
Change in net assets resulting from operations 24,781,928 78,305,212
Distributions to Shareholders From:
Distributable earnings:
Class I (3,545,836) —
Class II (1,218,373) —
Class IV — —
Change in net assets from shareholder distributions (4,764,209) —
Change in net assets from capital transactions (50,934,956) (59,558,408)
Change in net assets (30,917,237) 18,746,804
Net Assets:
Beginning of year 462,533,646 443,786,842
End of year $ 431,616,409 $ 462,533,646
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 3,115,534 $ 2,928,740
Dividends reinvested 3,545,836 —
Cost of shares redeemed (38,371,851) (40,203,138)
Total Class I Shares (31,710,481) (37,274,398)
Class II Shares
Proceeds from shares issued 4,364,343 4,334,275
Dividends reinvested 1,218,373 —
Cost of shares redeemed (24,807,191) (26,618,285)
Total Class II Shares (19,224,475) (22,284,010)
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Change in net assets from capital transactions $ (50,934,956) $ (59,558,408)

Equity Funds (II) - December 31, 2025 - Statements of Changes in Net Assets - 55
NVIT BlackRock Equity Dividend Fund NVIT GQG US Quality Equity Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 8,365,182 $ 9,159,113 $ 1,146,918 $ 160,970
56,405,491 24,508,359 24,084,110 3,625,935
42,924,969 15,861,046 (23,177,234) 4,921,695
107,695,642 49,528,518 2,053,794 8,708,600
(3,291,509) (3,159,641) (419,616) (1,184,637)
(25,918,945) (25,640,671) (4,135,907) (12,864,163)
(1,130,454) (1,091,824) — —
(30,340,908) (29,892,136) (4,555,523) (14,048,800)
(18,211,061) (21,553,125) (7,622,211) 1,911,749
59,143,673 (1,916,743) (10,123,940) (3,428,451)
529,211,053 531,127,796 101,972,653 105,401,104
$ 588,354,726 $ 529,211,053 $ 91,848,713 $ 101,972,653
$ 5,808,116 $ 4,985,810 $ 2,383,515 $ 1,684,014
3,291,509 3,159,641 419,616 1,184,637
(10,124,495) (13,321,342) (2,107,997) (2,351,042)
(1,024,870) (5,175,891) 695,134 517,609
22,083,859 12,777,612 4,362,725 1,612,149
25,918,945 25,640,671 4,135,907 12,864,163
(64,812,040) (54,146,845) (16,815,977) (13,082,172)
(16,809,236) (15,728,562) (8,317,345) 1,394,140
356,817 364,210 — —
1,130,454 1,091,824 — —
(1,864,226) (2,104,706) — —
(376,955) (648,672) — —
$ (18,211,061) $ (21,553,125) $ (7,622,211) $ 1,911,749

The accompanying notes are an integral part of these financial statements.
56 - Statements of Changes in Net Assets - December 31, 2025 - Equity Funds (II)
NVIT Allspring Discovery Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued 418,862 409,129
Reinvested 446,017 —
Redeemed (5,117,563) (5,758,310)
Total Class I Shares (4,252,684) (5,349,181)
Class II Shares
Issued 743,107 765,245
Reinvested 178,647 —
Redeemed (3,853,974) (4,416,312)
Total Class II Shares (2,932,220) (3,651,067)
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Total change in shares (7,184,904) (9,000,248)

Equity Funds (II) - December 31, 2025 - Statements of Changes in Net Assets - 57
NVIT BlackRock Equity Dividend Fund NVIT GQG US Quality Equity Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
271,432 239,198 204,920 133,759
147,322 151,322 37,649 102,179
(466,895) (642,836) (183,772) (194,449)
(48,141) (252,316) 58,797 41,489
1,053,205 621,541 382,894 130,453
1,179,926 1,247,120 371,844 1,112,586
(2,998,374) (2,656,364) (1,461,599) (1,074,045)
(765,243) (787,703) (706,861) 168,994
16,138 17,790 — —
50,574 52,273 — —
(83,917) (100,564) — —
(17,205) (30,501) — —
(830,589) (1,070,520) (648,064) 210,483

The accompanying notes are an integral part of these financial statements.
58 - Statements of Changes in Net Assets - December 31, 2025 - Equity Funds (II)
NVIT Invesco Small Cap Growth Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income/(loss) $ (1,414,666) $ (1,067,812)
Net realized gains 10,132,317 20,568,172
Net change in unrealized appreciation/depreciation 24,375,749 8,436,413
Change in net assets resulting from operations 33,093,400 27,936,773
Distributions to Shareholders From:
Distributable earnings:
Class I (7,505,561) —
Class II (6,813,000) —
Change in net assets from shareholder distributions (14,318,561) —
Change in net assets from capital transactions 44,510,402 18,309,782
Change in net assets 63,285,241 46,246,555
Net Assets:
Beginning of year 182,102,628 135,856,073
End of year $ 245,387,869 $ 182,102,628
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 56,679,933 $ 23,613,321
Dividends reinvested 7,505,561 —
Cost of shares redeemed (24,601,889) (17,758,455)
Total Class I Shares 39,583,605 5,854,866
Class II Shares
Proceeds from shares issued 23,260,003 38,741,409
Dividends reinvested 6,813,000 —
Cost of shares redeemed (25,146,206) (26,286,493)
Total Class II Shares 4,926,797 12,454,916
Change in net assets from capital transactions $ 44,510,402 $ 18,309,782
SHARE TRANSACTIONS:
Class I Shares
Issued 3,370,728 1,458,394
Reinvested 444,906 —
Redeemed (1,476,798) (1,144,551)
Total Class I Shares 2,338,836 313,843
Class II Shares
Issued 1,688,457 2,898,181
Reinvested 491,913 —
Redeemed (1,779,551) (2,004,034)
Total Class II Shares 400,819 894,147
Total change in shares 2,739,655 1,207,990

Equity Funds (II) - December 31, 2025 - Statements of Changes in Net Assets - 59
NVIT Jacobs Levy Large Cap Core Fund NVIT Jacobs Levy Large Cap Growth Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 1,004,648 $ 1,141,982 $ (655,648) $ (705,963)
16,563,690 28,597,524 28,572,115 82,366,685
9,105,695 17,489,722 32,473,185 7,125,904
26,674,033 47,229,228 60,389,652 88,786,626
(23,880,277) (65,779,051) (24,625,400) (10,972,423)
(5,973,442) (17,037,463) (54,292,562) (22,530,388)
(29,853,719) (82,816,514) (78,917,962) (33,502,811)
(1,172,540) 52,963,518 83,737,606 38,502,502
(4,352,226) 17,376,232 65,209,296 93,786,317
248,699,974 231,323,742 434,572,356 340,786,039
$ 244,347,748 $ 248,699,974 $ 499,781,652 $ 434,572,356
$ 1,895,862 $ 1,820,685 $ 35,284,109 $ 24,941,926
23,880,277 65,779,051 24,625,400 10,972,423
(24,338,427) (23,925,741) (27,989,698) (21,147,182)
1,437,712 43,673,995 31,919,811 14,767,167
3,839,790 2,693,204 106,145,657 70,817,588
5,973,442 17,037,463 54,292,562 22,530,388
(12,423,484) (10,441,144) (108,620,424) (69,612,641)
(2,610,252) 9,289,523 51,817,795 23,735,335
$ (1,172,540) $ 52,963,518 $ 83,737,606 $ 38,502,502
188,632 163,031 3,621,368 2,657,262
2,508,361 7,124,500 2,653,599 1,278,837
(2,467,130) (1,998,209) (2,869,043) (2,235,243)
229,863 5,289,322 3,405,924 1,700,856
415,394 235,573 11,594,921 7,980,370
653,011 1,910,140 6,262,118 2,778,100
(1,308,232) (863,938) (11,879,050) (7,819,148)
(239,827) 1,281,775 5,977,989 2,939,322
(9,964) 6,571,097 9,383,913 4,640,178

The accompanying notes are an integral part of these financial statements.
60 - Statements of Changes in Net Assets - December 31, 2025 - Equity Funds (II)
NVIT Multi-Manager Small Cap Value Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 846,943 $ 1,548,295
Net realized gains 4,325,745 15,971,620
Net change in unrealized appreciation/depreciation (1,587,878) (4,157,091)
Change in net assets resulting from operations 3,584,810 13,362,824
Distributions to Shareholders From:
Distributable earnings:
Class I (10,307,133) (2,259,062)
Class II (4,122,999) (818,478)
Class IV (1,656,548) (349,765)
Change in net assets from shareholder distributions (16,086,680) (3,427,305)
Change in net assets from capital transactions 1,701,995 (19,840,155)
Change in net assets (10,799,875) (9,904,636)
Net Assets:
Beginning of year 207,021,446 216,926,082
End of year $ 196,221,571 $ 207,021,446
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 6,909,191 $ 5,686,534
Dividends reinvested 10,307,133 2,259,062
Cost of shares redeemed (18,458,065) (21,283,737)
Total Class I Shares (1,241,741) (13,338,141)
Class II Shares
Proceeds from shares issued 4,163,096 8,154,267
Dividends reinvested 4,122,999 818,478
Cost of shares redeemed (5,786,456) (14,062,608)
Total Class II Shares 2,499,639 (5,089,863)
Class IV Shares
Proceeds from shares issued 963,293 536,069
Dividends reinvested 1,656,548 349,765
Cost of shares redeemed (2,175,744) (2,297,985)
Total Class IV Shares 444,097 (1,412,151)
Change in net assets from capital transactions $ 1,701,995 $ (19,840,155)

Equity Funds (II) - December 31, 2025 - Statements of Changes in Net Assets - 61
NVIT Multi-Manager Small Company Fund NVIT Real Estate Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 948,278 $ 2,651,346 $ 3,786,862 $ 3,585,554
22,487,438 26,298,270 7,491,556 12,195,562
8,854,129 13,702,540 (10,585,999) 5,999,302
32,289,845 42,652,156 692,419 21,780,418
(20,291,400) (7,792,904) (3,723,838) (3,268,436)
(7,192,012) (2,350,271) (1,765,154) (1,640,516)
(1,996,591) (722,043) — —
(29,480,003) (10,865,218) (5,488,992) (4,908,952)
(28,186,418) (6,048,921) (14,826,663) (18,794,225)
(25,376,576) 25,738,017 (19,623,236) (1,922,759)
380,121,142 354,383,125 214,203,251 216,126,010
$ 354,744,566 $ 380,121,142 $ 194,580,015 $ 214,203,251
$ 8,486,900 $ 12,822,688 $ 7,961,437 $ 4,629,115
20,291,400 7,792,904 3,723,838 3,268,436
(41,471,069) (41,420,053) (17,449,669) (20,157,592)
(12,692,769) (20,804,461) (5,764,394) (12,260,041)
30,575,667 44,743,625 8,960,755 6,693,057
7,192,012 2,350,271 1,765,154 1,640,516
(53,068,495) (31,434,116) (19,788,178) (14,867,757)
(15,300,816) 15,659,780 (9,062,269) (6,534,184)
1,130,420 2,147,540 — —
1,996,591 722,043 — —
(3,319,844) (3,773,823) — —
(192,833) (904,240) — —
$ (28,186,418) $ (6,048,921) $ (14,826,663) $ (18,794,225)

The accompanying notes are an integral part of these financial statements.
62 - Statements of Changes in Net Assets - December 31, 2025 - Equity Funds (II)
NVIT Multi-Manager Small Cap Value Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued 747,511 583,749
Reinvested 1,109,587 234,551
Redeemed (1,981,825) (2,202,181)
Total Class I Shares (124,727) (1,383,881)
Class II Shares
Issued 488,987 884,415
Reinvested 478,315 91,552
Redeemed (670,499) (1,517,325)
Total Class II Shares 296,803 (541,358)
Class IV Shares
Issued 104,540 55,289
Reinvested 178,339 36,313
Redeemed (231,210) (237,055)
Total Class IV Shares 51,669 (145,453)
Total change in shares 223,745 (2,070,692)

Equity Funds (II) - December 31, 2025 - Statements of Changes in Net Assets - 63
NVIT Multi-Manager Small Company Fund NVIT Real Estate Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
434,182 656,692 1,014,919 617,645
1,036,512 416,973 474,732 388,984
(2,133,824) (2,143,164) (2,220,183) (2,586,185)
(663,130) (1,069,499) (730,532) (1,579,556)
1,807,667 2,544,496 1,179,987 849,271
425,180 144,188 228,647 198,205
(3,156,535) (1,869,124) (2,602,726) (1,948,807)
(923,688) 819,560 (1,194,092) (901,331)
57,445 106,161 — —
102,197 38,708 — —
(169,640) (195,083) — —
(9,998) (50,214) — —
(1,596,816) (300,153) (1,924,624) (2,480,887)

64 - Statements of Changes in Net Assets - December 31, 2025 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Victory Mid Cap Value Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 3,482,863 $ 3,209,258
Net realized gains (losses) (5,868,153) 32,736,968
Net change in unrealized appreciation/depreciation 12,056,923 (8,256,600)
Change in net assets resulting from operations 9,671,633 27,689,626
Distributions to Shareholders From:
Distributable earnings:
Class I (2,146,593) (719,604)
Class II (25,912,515) (8,523,256)
Change in net assets from shareholder distributions (28,059,108) (9,242,860)
Change in net assets from capital transactions 132,504,028 (28,777,438)
Change in net assets 114,116,553 (10,330,672)
Net Assets:
Beginning of year 326,721,657 337,052,329
End of year $ 440,838,210 $ 326,721,657
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 7,924,853 $ 5,181,877
Dividends reinvested 2,146,593 719,604
Cost of shares redeemed (6,537,833) (6,161,985)
Total Class I Shares 3,533,613 (260,504)
Class II Shares
Proceeds from shares issued 144,238,288 4,465,858
Dividends reinvested 25,912,515 8,523,256
Cost of shares redeemed (41,180,388) (41,506,048)
Total Class II Shares 128,970,415 (28,516,934)
Change in net assets from capital transactions $ 132,504,028 $ (28,777,438)
SHARE TRANSACTIONS:
Class I Shares
Issued 1,028,804 632,078
Reinvested 283,056 87,308
Redeemed (822,022) (771,707)
Total Class I Shares 489,838 (52,321)
Class II Shares
Issued 19,173,110 546,943
Reinvested 3,381,645 1,025,453
Redeemed (5,209,336) (5,080,153)
Total Class II Shares 17,345,419 (3,507,757)
Total change in shares 17,835,257 (3,560,078)

Equity Funds (II) - December 31, 2025 - Financial Highlights - 65
The accompanying notes are an integral part of these financial statements.
NVIT Allspring Discovery Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2025 $ 7.43 $ (0.04) $ 0.48 $ 0.44 $ — $ (0.08) $ (0.08) $ 7.79 5.91% $ 335,276 0.82% (0.57)% 0.88% 72.91%
12/31/2024 6.27 (0.03) 1.19 1.16 — — — 7.43 18.50% 351,465 0.82% (0.47)% 0.88% 62.68%
12/31/2023 5.20 (0.02) 1.09 1.07 — — — 6.27 20.58% 330,070 0.82% (0.34)% 0.87% 53.01%
12/31/2022 11.56 (0.04) (4.12) (4.16) — (2.20) (2.20) 5.20 (37.61)% 299,552 0.82% (0.59)% 0.89% 52.92%
12/31/2021 13.85 (0.09) (0.35) (0.44) (0.02) (1.83) (1.85) 11.56 (4.70)% 524,188 0.82% (0.71)% 0.88% 56.85%
Class II Shares
12/31/2025 6.40 (0.05) 0.41 0.36 — (0.08) (0.08) 6.68 5.62% 96,340 1.07% (0.82)% 1.13% 72.91%
12/31/2024 5.42 (0.04) 1.02 0.98 — — — 6.40 18.08% 111,069 1.07% (0.72)% 1.13% 62.68%
12/31/2023 4.50 (0.03) 0.95 0.92 — — — 5.42 20.44% 113,717 1.07% (0.59)% 1.12% 53.01%
12/31/2022 10.47 (0.05) (3.72) (3.77) — (2.20) (2.20) 4.50 (37.82)% 106,384 1.07% (0.84)% 1.15% 52.92%
12/31/2021 12.72 (0.12) (0.30) (0.42) — (1.83) (1.83) 10.47 (4.93)% 168,596 1.07% (0.96)% 1.13% 56.85%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

66 - Financial Highlights - December 31, 2025 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Equity Dividend Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2025 $ 20.23 $ 0.38 $ 3.89 $ 4.27 $ (0.35) $ (0.91) $ (1.26) $ 23.24 21.44% $ 61,896 0.80% 1.72% 0.83% 57.78%
12/31/2024 19.49 0.39 1.55 1.94 (0.36) (0.84) (1.20) 20.23 9.86% 54,856 0.80% 1.89% 0.84% 50.55%
12/31/2023 19.32 0.40 1.78 2.18 (0.35) (1.66) (2.01) 19.49 11.99% 57,789 0.80% 2.05% 0.84% 41.27%
12/31/2022 22.79 0.36 (1.32) (0.96) (0.30) (2.21) (2.51) 19.32 (3.99)% 54,699 0.80% 1.67% 0.84% 52.53%
12/31/2021 19.39 0.32 3.60 3.92 (0.29) (0.23) (0.52) 22.79 20.29% 59,202 0.80% 1.46% 0.85% 49.65%
Class II Shares
12/31/2025 19.95 0.32 3.82 4.14 (0.29) (0.91) (1.20) 22.89 21.10% 505,309 1.05% 1.47% 1.08% 57.78%
12/31/2024 19.24 0.34 1.52 1.86 (0.31) (0.84) (1.15) 19.95 9.57% 455,595 1.05% 1.65% 1.09% 50.55%
12/31/2023 19.09 0.35 1.77 2.12 (0.31) (1.66) (1.97) 19.24 11.77% 454,664 1.05% 1.80% 1.09% 41.27%
12/31/2022 22.57 0.30 (1.32) (1.02) (0.25) (2.21) (2.46) 19.09 (4.29)% 435,196 1.05% 1.42% 1.09% 52.53%
12/31/2021 19.21 0.26 3.57 3.83 (0.24) (0.23) (0.47) 22.57 20.00% 461,237 1.05% 1.21% 1.10% 49.65%
Class IV Shares
12/31/2025 20.24 0.38 3.89 4.27 (0.35) (0.91) (1.26) 23.25 21.42% 21,150 0.80% 1.76% 0.83% 57.78%
12/31/2024 19.51 0.40 1.53 1.93 (0.36) (0.84) (1.20) 20.24 9.79% 18,760 0.80% 1.90% 0.84% 50.55%
12/31/2023 19.33 0.40 1.79 2.19 (0.35) (1.66) (2.01) 19.51 12.04% 18,675 0.80% 2.05% 0.84% 41.27%
12/31/2022 22.80 0.36 (1.32) (0.96) (0.30) (2.21) (2.51) 19.33 (3.99)% 17,690 0.80% 1.67% 0.84% 52.53%
12/31/2021 19.40 0.32 3.60 3.92 (0.29) (0.23) (0.52) 22.80 20.28% 20,018 0.80% 1.46% 0.85% 49.65%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - December 31, 2025 - Financial Highlights - 67
The accompanying notes are an integral part of these financial statements.
NVIT GQG US Quality Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2025 $ 11.38 $ 0.15 $ 0.09 $ 0.24 $ (0.12) $ (0.45) $ (0.57) $ 11.05 2.14% $ 8,264 0.78% 1.31% 0.84% 140.61%
12/31/2024 12.04 0.03 1.04 1.07 (0.03) (1.70) (1.73) 11.38 8.63% 7,843 0.78% 0.23% 0.83% 8.36%
12/31/2023 11.31 0.04 2.18 2.22 (0.04) (1.45) (1.49) 12.04 20.59% 7,800 0.85% 0.36% 0.91% 92.57%
12/31/2022 15.84 0.06 (3.64) (3.58) (0.06) (0.89) (0.95) 11.31 (22.92)% 6,576 0.86% 0.49% 0.92% 30.18%
12/31/2021 14.08 0.04 3.65 3.69 (0.05) (1.88) (1.93) 15.84 26.81% 9,380 0.87% 0.28% 0.94% 17.60%
Class II Shares
12/31/2025 11.36 0.13 0.10 0.23 (0.11) (0.45) (0.56) 11.03 2.04% 83,584 0.87% 1.17% 1.09% 140.61%
12/31/2024 12.03 0.02 1.03 1.05 (0.02) (1.70) (1.72) 11.36 8.47% 94,129 0.87% 0.15% 1.08% 8.36%
12/31/2023 11.29 0.04 2.18 2.22 (0.03) (1.45) (1.48) 12.03 20.68% 97,601 0.87% 0.34% 1.09% 92.57%
12/31/2022 15.82 0.06 (3.64) (3.58) (0.06) (0.89) (0.95) 11.29 (22.95)% 89,538 0.87% 0.49% 1.09% 30.18%
12/31/2021 14.07 0.04 3.64 3.68 (0.05) (1.88) (1.93) 15.82 26.76% 132,963 0.87% 0.27% 1.10% 17.60%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor for the years 2025 and 2024.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

68 - Financial Highlights - December 31, 2025 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Invesco Small Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2025 $ 16.63 $ (0.10) $ 2.74 $ 2.64 $ — $ (1.14) $ (1.14) $ 18.13 16.36% $ 146,917 1.07% (0.58)% 1.08% 86.94%
12/31/2024 13.72 (0.09) 3.00 2.91 — — — 16.63 21.21% 95,860 1.08% (0.59)% 1.09% 116.42%
12/31/2023 11.68 (0.05) 2.09 2.04 — — — 13.72 17.47% 74,780 1.09% (0.43)% 1.09% 90.98%
12/31/2022 19.86 (0.07) (5.83) (5.90) — (2.28) (2.28) 11.68 (30.33)%(h) 64,673 1.09% (0.49)% 1.11% 77.32%
12/31/2021 19.65 (0.13) 2.16 2.03 — (1.82) (1.82) 19.86 10.25%(h) 96,458 1.09% (0.64)% 1.12% 61.82%
Class II Shares
12/31/2025 13.87 (0.11) 2.26 2.15 — (1.14) (1.14) 14.88 16.08% 98,470 1.32% (0.82)% 1.33% 86.94%
12/31/2024 11.47 (0.11) 2.51 2.40 — — — 13.87 20.92% 86,242 1.33% (0.83)% 1.34% 116.42%
12/31/2023 9.79 (0.07) 1.75 1.68 — — — 11.47 17.16% 61,076 1.34% (0.67)% 1.34% 90.98%
12/31/2022 17.19 (0.09) (5.03) (5.12) — (2.28) (2.28) 9.79 (30.51)% 49,741 1.34% (0.73)% 1.36% 77.32%
12/31/2021 17.26 (0.16) 1.91 1.75 — (1.82) (1.82) 17.19 10.05% 66,855 1.34% (0.89)% 1.37% 61.82%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor for the years 2025 and 2024.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (II) - December 31, 2025 - Financial Highlights - 69
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy Large Cap Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2025 $ 10.00 $ 0.04 $ 1.10 $ 1.14 $ (0.05) $ (1.25) $ (1.30) $ 9.84 11.88% $ 197,077 0.77% 0.44% 0.82% 89.97%
12/31/2024 12.59 0.06 2.22 2.28 (0.04) (4.83) (4.87) 10.00 21.48% 198,083 0.77% 0.49% 0.82% 66.02%
12/31/2023 11.05 0.06 2.44 2.50 (0.06) (0.90) (0.96) 12.59 23.39% 182,646 0.79% 0.50% 0.84% 166.06%
12/31/2022 15.15 0.05 (2.64) (2.59) (0.05) (1.46) (1.51) 11.05 (17.06)% 162,956 0.83% 0.41% 0.83% 10.20%
12/31/2021 12.24 0.04 3.19 3.23 (0.04) (0.28) (0.32) 15.15 26.57% 216,356 0.84% 0.30% 0.84% 12.58%
Class II Shares
12/31/2025 9.67 0.03 1.05 1.08 (0.04) (1.25) (1.29) 9.46 11.66% 47,270 0.87% 0.34% 0.92% 89.97%
12/31/2024 12.31 0.05 2.17 2.22 (0.03) (4.83) (4.86) 9.67 21.48% 50,617 0.87% 0.39% 0.92% 66.02%
12/31/2023 10.83 0.05 2.38 2.43 (0.05) (0.90) (0.95) 12.31 23.20% 48,678 0.89% 0.40% 0.94% 166.06%
12/31/2022 14.88 0.04 (2.59) (2.55) (0.04) (1.46) (1.50) 10.83 (17.11)% 45,596 0.93% 0.32% 0.93% 10.20%
12/31/2021 12.03 0.03 3.13 3.16 (0.03) (0.28) (0.31) 14.88 26.42% 57,249 0.94% 0.20% 0.94% 12.58%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

70 - Financial Highlights - December 31, 2025 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy Large Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2025 $ 9.78 $ — $ 1.37 $ 1.37 $ (0.39) $ (1.34) $ (1.73) $ 9.42 14.20% $ 168,202 0.70% 0.03% 0.72% 97.60%
12/31/2024 8.50 — 2.10 2.10 (0.08) (0.74) (0.82) 9.78 26.06% 141,377 0.70% (0.04)% 0.71% 100.08%
12/31/2023 6.97 — 2.39 2.39 (0.44) (0.42) (0.86) 8.50 35.36%   108,357 0.81%   (0.01)%   0.87%   106.31%
12/31/2022 10.48 — (1.20) (1.20) (0.50) (1.81) (2.31) 6.97 (12.49)% 79,244 0.81% 0.03% 0.88% 136.52%
12/31/2021 8.94 (0.01) 3.42 3.41 — (1.87) (1.87) 10.48 40.45% 93,990 0.81% (0.11)% 0.90% 107.88%
Class II Shares
12/31/2025 9.24 (0.02) 1.28 1.26 (0.37) (1.34) (1.71) 8.79 13.82% 331,579 0.95% (0.22)% 0.97% 97.60%
12/31/2024 8.07 (0.02) 1.99 1.97 (0.06) (0.74) (0.80) 9.24 25.86% 293,196 0.95% (0.25)% 0.96% 100.08%
12/31/2023 6.67 (0.02) 2.28 2.26 (0.44) (0.42) (0.86) 8.07 34.99% 232,429 1.06% (0.26)% 1.12% 106.31%
12/31/2022 10.11 (0.02) (1.15) (1.17) (0.46) (1.81) (2.27) 6.67 (12.64)% 149,006 1.06% (0.23)% 1.14% 136.52%
12/31/2021 8.70 (0.03) 3.31 3.28 — (1.87) (1.87) 10.11 40.03%(g) 187,861 1.06% (0.36)% 1.15% 107.88%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (II) - December 31, 2025 - Financial Highlights - 71
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Cap Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2025 $ 9.87 $ 0.05 $ 0.16 $ 0.21 $ (0.12) $ (0.68) $ (0.80) $ 9.28 2.17% $ 126,788 1.06% 0.50% 1.10% 63.49%
12/31/2024 9.42 0.08 0.53 0.61 (0.07) (0.09) (0.16) 9.87 6.53% 136,084 1.06% 0.79% 1.10% 40.66%
12/31/2023 8.47 0.03 1.40 1.43 (0.04) (0.44) (0.48) 9.42 17.45% 142,939 1.06% 0.39% 1.10% 54.06%
12/31/2022 11.58 0.04 (1.52) (1.48) (0.03) (1.60) (1.63) 8.47 (12.91)% 131,645 1.06% 0.35% 1.11% 52.48%
12/31/2021 8.77 (0.01) 2.82 2.81 — — — 11.58 32.04% 165,179 1.06% (0.06)% 1.13% 60.03%
Class II Shares
12/31/2025 9.22 0.02 0.15 0.17 (0.10) (0.68) (0.78) 8.61 1.87% 48,801 1.31% 0.26% 1.35% 63.49%
12/31/2024 8.82 0.05 0.50 0.55 (0.06) (0.09) (0.15) 9.22 6.30% 49,501 1.31% 0.54% 1.35% 40.66%
12/31/2023 7.96 0.01 1.31 1.32 (0.02) (0.44) (0.46) 8.82 17.15% 52,154 1.31% 0.14% 1.35% 54.06%
12/31/2022 11.00 0.01 (1.44) (1.43) (0.01) (1.60) (1.61) 7.96 (13.16)% 49,703 1.31% 0.11% 1.36% 52.48%
12/31/2021 8.36 (0.03) 2.67 2.64 — — — 11.00 31.58% 60,496 1.31% (0.30)% 1.38% 60.03%
Class IV Shares
12/31/2025 9.86 0.05 0.16 0.21 (0.12) (0.68) (0.80) 9.27 2.16% 20,633 1.06% 0.50% 1.10% 63.49%
12/31/2024 9.42 0.08 0.52 0.60 (0.07) (0.09) (0.16) 9.86 6.43% 21,437 1.06% 0.79% 1.10% 40.66%
12/31/2023 8.46 0.03 1.41 1.44 (0.04) (0.44) (0.48) 9.42 17.59% 21,833 1.06% 0.39% 1.10% 54.06%
12/31/2022 11.57 0.04 (1.52) (1.48) (0.03) (1.60) (1.63) 8.46 (12.94)% 19,877 1.06% 0.36% 1.11% 52.48%
12/31/2021 8.77 (0.01) 2.81 2.80 — — — 11.57 31.93% 24,718 1.06% (0.06)% 1.13% 60.03%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

72 - Financial Highlights - December 31, 2025 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Company Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2025 $ 19.97 $ 0.06 $ 1.94 $ 2.00 $ (0.20) $ (1.50) $ (1.70) $ 20.27 10.35% $ 252,312 1.04% 0.33% 1.07% 75.06%
12/31/2024 18.22 0.15 2.19 2.34 (0.02) (0.57) (0.59) 19.97 13.08% 261,850 1.04% 0.78% 1.07% 69.07%
12/31/2023 16.16 0.08 2.17 2.25 (0.09) (0.10) (0.19) 18.22 13.99% 258,290 1.04% 0.47% 1.06% 80.61%
12/31/2022 25.89 0.10 (4.82) (4.72) (0.08) (4.93) (5.01) 16.16 (18.77)% 261,535 1.05% 0.48% 1.07% 74.80%
12/31/2021 19.99 (0.02) 6.17 6.15 — (0.25) (0.25) 25.89 30.84% 350,780 1.06% (0.07)% 1.08% 74.63%
Class II Shares
12/31/2025 17.51 0.01 1.69 1.70 (0.16) (1.50) (1.66) 17.55 10.05% 77,775 1.29% 0.08% 1.32% 75.06%
12/31/2024 16.06 0.10 1.92 2.02 — (0.57) (0.57) 17.51 12.84% 93,772 1.29% 0.57% 1.32% 69.07%
12/31/2023 14.27 0.03 1.91 1.94 (0.05) (0.10) (0.15) 16.06 13.69% 72,835 1.29% 0.21% 1.31% 80.61%
12/31/2022 23.58 0.04 (4.37) (4.33) (0.05) (4.93) (4.98) 14.27 (18.98)% 68,627 1.30% 0.23% 1.32% 74.80%
12/31/2021 18.27 (0.07) 5.63 5.56 — (0.25) (0.25) 23.58 30.51% 78,214 1.31% (0.31)% 1.33% 74.63%
Class IV Shares
12/31/2025 19.93 0.06 1.94 2.00 (0.20) (1.50) (1.70) 20.23 10.37% 24,657 1.04% 0.33% 1.07% 75.06%
12/31/2024 18.18 0.15 2.19 2.34 (0.02) (0.57) (0.59) 19.93 13.12% 24,499 1.04% 0.80% 1.07% 69.07%
12/31/2023 16.13 0.08 2.16 2.24 (0.09) (0.10) (0.19) 18.18 13.96% 23,259 1.04% 0.47% 1.06% 80.61%
12/31/2022 25.85 0.10 (4.81) (4.71) (0.08) (4.93) (5.01) 16.13 (18.76)% 21,765 1.05% 0.48% 1.07% 74.80%
12/31/2021 19.97 (0.02) 6.15 6.13 — (0.25) (0.25) 25.85 30.77% 28,226 1.06% (0.08)% 1.08% 74.63%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - December 31, 2025 - Financial Highlights - 73
The accompanying notes are an integral part of these financial statements.
NVIT Real Estate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2025 $ 7.98 $ 0.15 $ (0.11) $ 0.04 $ (0.13) $ (0.09) $ (0.22) $ 7.80 0.58% $ 129,051 0.84% 1.97% 0.93% 111.04%
12/31/2024 7.37 0.14 0.66 0.80 (0.19) — (0.19) 7.98 10.72% 137,795 0.83% 1.75% 0.93% 70.65%
12/31/2023 6.84 0.15 0.70 0.85 (0.16) (0.16) (0.32) 7.37 12.88% 138,949 0.84% 2.16% 0.93% 107.42%
12/31/2022 10.55 0.15 (3.09) (2.94) (0.13) (0.64) (0.77) 6.84 (28.52)% 136,237 0.84% 1.83% 0.93% 92.95%
12/31/2021 7.26 0.07 3.32 3.39 (0.10) — (0.10) 10.55 46.75% 202,790 0.85% 0.82% 0.94% 65.02%
Class II Shares
12/31/2025 7.86 0.13 (0.11) 0.02 (0.11) (0.09) (0.20) 7.68 0.33% 65,529 1.09% 1.69% 1.18% 111.04%
12/31/2024 7.26 0.11 0.66 0.77 (0.17) — (0.17) 7.86 10.49% 76,408 1.08% 1.52% 1.18% 70.65%
12/31/2023 6.74 0.13 0.70 0.83 (0.15) (0.16) (0.31) 7.26 12.64% 77,177 1.09% 1.92% 1.18% 107.42%
12/31/2022 10.41 0.13 (3.06) (2.93) (0.10) (0.64) (0.74) 6.74 (28.72)% 76,361 1.09% 1.54% 1.18% 92.95%
12/31/2021 7.17 0.05 3.27 3.32 (0.08) — (0.08) 10.41 46.33% 118,765 1.10% 0.57% 1.19% 65.02%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

74 - Financial Highlights - December 31, 2025 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Victory Mid Cap Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2025 $ 8.08 $ 0.09 $ 0.11 $ 0.20 $ (0.08) $ (0.66) $ (0.74) $ 7.54 2.39% $ 27,239 0.85% 1.14% 0.97% 62.79%
12/31/2024 7.66 0.08 0.58 0.66 (0.09) (0.15) (0.24) 8.08 8.54% 25,239 0.92% 1.04% 0.99% 88.43%
12/31/2023 8.43 0.11 0.54 0.65 (0.13) (1.29) (1.42) 7.66 8.82% 24,318 0.93% 1.33% 0.99% 36.55%
12/31/2022 9.52 0.13 (0.39) (0.26) (0.13) (0.70) (0.83) 8.43 (2.59)% 24,558 0.93% 1.44% 0.99% 93.03%
12/31/2021 7.73 0.07 1.80 1.87 (0.08) — (0.08) 9.52 24.20% 22,901 0.93% 0.84% 1.00% 56.28%
Class II Shares
12/31/2025 8.16 0.08 0.11 0.19 (0.07) (0.66) (0.73) 7.62 2.30% 413,600 0.95% 1.06% 1.07% 62.79%
12/31/2024 7.73 0.08 0.58 0.66 (0.08) (0.15) (0.23) 8.16 8.49% 301,483 1.01% 0.95% 1.08% 88.43%
12/31/2023 8.50 0.10 0.54 0.64 (0.12) (1.29) (1.41) 7.73 8.63% 312,734 1.02% 1.24% 1.08% 36.55%
12/31/2022 9.59 0.12 (0.39) (0.27) (0.12) (0.70) (0.82) 8.50 (2.66)% 325,615 1.02% 1.32% 1.08% 93.03%
12/31/2021 7.79 0.07 1.80 1.87 (0.07) — (0.07) 9.59 24.02% 360,185 1.02% 0.73% 1.09% 56.28%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - December 31, 2025 - Notes to Financial Statements - 75
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2025, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Allspring Discovery Fund ("Discovery")
NVIT BlackRock Equity Dividend Fund ("Equity Dividend")
NVIT GQG US Quality Equity Fund (formerly, NVIT Calvert Equity Fund) ("US Quality Equity")
NVIT Invesco Small Cap Growth Fund ("Small Cap Growth")
NVIT Jacobs Levy Large Cap Core Fund ("JL Large Cap Core")
NVIT Jacobs Levy Large Cap Growth Fund ("JL Large Cap Growth")
NVIT Multi-Manager Small Cap Value Fund ("Small Cap Value")
NVIT Multi-Manager Small Company Fund ("Small Company")
NVIT Real Estate Fund ("Real Estate")
NVIT Victory Mid Cap Value Fund ("Mid Cap Value")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold shares of Equity Dividend,
Small Cap Growth, JL Large Cap Core, and Real Estate. Shares of Discovery, US Quality Equity, JL Large Cap Growth, Small
Cap Value, Small Company, and Mid Cap Value are held by separate accounts established by NLIC, NLAIC, and other affiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II and Class IV shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund, except Real Estate and US Quality Equity, is a diversified fund as defined in the 1940 Act. Real Estate and US Quality
Equity are non-diversified funds, as defined in the 1940 Act.
Effective June 18, 2025, NVIT Calvert Equity Fund was renamed to "NVIT GQG US Quality Equity Fund".
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

76 - Notes to Financial Statements - December 31, 2025 - Equity Funds (II)
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

Equity Funds (II) - December 31, 2025 - Notes to Financial Statements - 77
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2025. Please refer to the Statements of Investments for additional information on portfolio holdings.
Discovery
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 424,864,906 $ – $ – $ 424,864,906
Repurchase Agreements – 35,253,594 – 35,253,594
Total $ 424,864,906 $ 35,253,594 $ – $ 460,118,500
Equity Dividend
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 15,214,379 $ 2,535,946 $ – $ 17,750,325
Air Freight & Logistics 3,405,371 – – 3,405,371
Automobiles 3,188,964 – – 3,188,964
Banks 71,486,303 – – 71,486,303
Beverages 7,062,572 – – 7,062,572
Broadline Retail 14,723,085 – – 14,723,085
Building Products 3,820,278 – – 3,820,278
Capital Markets 24,115,597 – – 24,115,597
Chemicals 18,709,141 – – 18,709,141
Commercial Services & Supplies – 8,364,005 – 8,364,005
Communications Equipment 7,713,938 – – 7,713,938
Consumer Staples Distribution & Retail 13,367,549 – – 13,367,549
Containers & Packaging 12,814,102 – – 12,814,102
Diversified Telecommunication Services 3,414,477 – – 3,414,477
Electric Utilities 15,768,279 – – 15,768,279
Electronic Equipment, Instruments &
Components 6,816,965 – – 6,816,965
Entertainment 10,126,553 – – 10,126,553
Financial Services 11,550,083 – – 11,550,083
Food Products 9,430,982 – – 9,430,982
Ground Transportation 4,022,312 – – 4,022,312
Health Care Equipment & Supplies 37,645,356 – – 37,645,356
Health Care Providers & Services 32,016,408 – – 32,016,408
Health Care REITs 2,882,839 – – 2,882,839
Household Products – 5,678,300 – 5,678,300
Industrial Conglomerates 3,914,871 – – 3,914,871
Industrial REITs 7,499,474 – – 7,499,474
Insurance 15,012,819 – – 15,012,819
Interactive Media & Services 18,039,791 – – 18,039,791
Leisure Products 6,405,676 – – 6,405,676
Machinery 6,199,905 – – 6,199,905
Media 5,971,305 3,913,079 – 9,884,384

78 - Notes to Financial Statements - December 31, 2025 - Equity Funds (II)
Level 1 Level 2 Level 3 Total
Assets:
Metals & Mining $ 10,255,121 $ – $ – $ 10,255,121
Multi-Utilities 7,838,405 – – 7,838,405
Oil, Gas & Consumable Fuels – 21,437,162 – 21,437,162
Pharmaceuticals 4,940,285 8,126,969 – 13,067,254
Professional Services 18,618,162 – – 18,618,162
Residential REITs 3,865,892 – – 3,865,892
Semiconductors & Semiconductor
Equipment 7,297,260 – – 7,297,260
Software 10,129,905 – – 10,129,905
Specialized REITs 4,593,335 – – 4,593,335
Technology Hardware, Storage &
Peripherals 18,445,297 12,781,245 – 31,226,542
Tobacco 5,665,341 – – 5,665,341
Trading Companies & Distributors 9,258,156 – – 9,258,156
Wireless Telecommunication Services 1,513,426 – – 1,513,426
Total Common Stocks $ 494,759,959 $ 62,836,706 $ – $ 557,596,665
Master Limited Partnership 6,909,347 – – 6,909,347
Repurchase Agreements – 27,255,351 – 27,255,351
Total $ 501,669,306 $ 90,092,057 $ – $ 591,761,363
US Quality Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 91,326,407 $ – $ – $ 91,326,407
Repurchase Agreement – 5,043,142 – 5,043,142
Total $ 91,326,407 $ 5,043,142 $ – $ 96,369,549
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 238,740,969 $ – $ – $ 238,740,969
Repurchase Agreements – 24,366,686 – 24,366,686
Total $ 238,740,969 $ 24,366,686 $ – $ 263,107,655
JL Large Cap Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 243,400,404 $ – $ – $ 243,400,404
Repurchase Agreement – 5,852,027 – 5,852,027
Total $ 243,400,404 $ 5,852,027 $ – $ 249,252,431
JL Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 501,936,607 $ – $ – $ 501,936,607
Repurchase Agreements – 12,890,616 – 12,890,616
Total Return Swaps† – 1,684,051 – 1,684,051
Total Assets $ 501,936,607 $ 14,574,667 $ – $ 516,511,274

Equity Funds (II) - December 31, 2025 - Notes to Financial Statements - 79
Level 1 Level 2 Level 3 Total
Liabilities:
Total Return Swaps† $ – $ (1,353,581) $ – $ (1,353,581)
Total Liabilities $ – $ (1,353,581) $ – $ (1,353,581)
Total $ 501,936,607 $ 13,221,086 $ – $ 515,157,693
Small Cap Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 2,467,495 $ – $ – $ 2,467,495
Air Freight & Logistics 238,989 – – 238,989
Automobile Components 5,876,155 – – 5,876,155
Banks 20,419,984 – – 20,419,984
Biotechnology 5,618,605 – – 5,618,605
Broadline Retail 153,612 – – 153,612
Building Products 5,381,867 – – 5,381,867
Capital Markets 2,114,838 – – 2,114,838
Chemicals 7,959,584 – – 7,959,584
Commercial Services & Supplies 1,258,130 – – 1,258,130
Communications Equipment 1,515,696 – – 1,515,696
Construction & Engineering 3,241,419 – – 3,241,419
Consumer Finance 4,520,318 – – 4,520,318
Consumer Staples Distribution & Retail 2,016,203 – – 2,016,203
Containers & Packaging 414,510 – – 414,510
Distributors 837,119 – – 837,119
Diversified Consumer Services 50,964 – – 50,964
Diversified REITs 137,372 – – 137,372
Diversified Telecommunication Services 822,606 – – 822,606
Electric Utilities 236,699 – – 236,699
Electrical Equipment 1,504,595 – – 1,504,595
Electronic Equipment, Instruments &
Components 9,994,612 – – 9,994,612
Energy Equipment & Services 853,275 – – 853,275
Entertainment 1,634,315 – – 1,634,315
Financial Services 2,011,080 – – 2,011,080
Food Products 1,862,884 – – 1,862,884
Gas Utilities 211,253 – – 211,253
Ground Transportation 5,789,918 – – 5,789,918
Health Care Equipment & Supplies 4,183,507 – – 4,183,507
Health Care Providers & Services 9,296,545 – – 9,296,545
Health Care REITs 224,133 – – 224,133
Health Care Technology 528,048 – – 528,048
Hotel & Resort REITs 2,098,428 – – 2,098,428
Hotels, Restaurants & Leisure 1,955,115 – – 1,955,115
Household Durables 5,982,190 – – 5,982,190
Independent Power and Renewable
Electricity Producers – – – –
Insurance 15,620,020 – – 15,620,020
Interactive Media & Services 586,472 – – 586,472
IT Services 181,273 – – 181,273
Leisure Products 3,308,899 – – 3,308,899
Life Sciences Tools & Services 1,874,671 – – 1,874,671
Machinery 4,548,433 – – 4,548,433
Marine Transportation 184,396 – – 184,396
Media 1,217,937 – – 1,217,937
Metals & Mining 4,246,330 – – 4,246,330
Mortgage Real Estate Investment Trusts
(REITs) 156,357 – – 156,357
Multi-Utilities 834,776 – – 834,776

80 - Notes to Financial Statements - December 31, 2025 - Equity Funds (II)
Level 1 Level 2 Level 3 Total
Assets:
Office REITs $ 655,105 $ – $ – $ 655,105
Oil, Gas & Consumable Fuels 6,408,143 – – 6,408,143
Paper & Forest Products 1,334,406 – – 1,334,406
Passenger Airlines 2,380,288 – – 2,380,288
Personal Care Products 2,574,060 – – 2,574,060
Pharmaceuticals 2,972,580 – – 2,972,580
Professional Services 9,735,146 – – 9,735,146
Real Estate Management & Development 3,886,339 – – 3,886,339
Residential REITs 757,432 – – 757,432
Retail REITs 1,897,393 – – 1,897,393
Semiconductors & Semiconductor
Equipment 56,851 – – 56,851
Software 4,047,694 – – 4,047,694
Specialty Retail 5,667,065 – – 5,667,065
Technology Hardware, Storage &
Peripherals 173,747 – – 173,747
Textiles, Apparel & Luxury Goods 688,075 – – 688,075
Trading Companies & Distributors 2,054,242 – – 2,054,242
Water Utilities 1,072,101 – – 1,072,101
Wireless Telecommunication Services 139,906 – – 139,906
Total Common Stocks $ 192,672,200 $ – $ – $ 192,672,200
Repurchase Agreements – 12,377,611 – 12,377,611
Rights – – – –
Total $ 192,672,200 $ 12,377,611 $ – $ 205,049,811
Small Company
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 21,824,229 $ – $ – $ 21,824,229
Air Freight & Logistics 510,186 – – 510,186
Automobile Components 6,612,761 – – 6,612,761
Banks 35,659,138 – – 35,659,138
Biotechnology 19,273,767 – – 19,273,767
Broadline Retail 1,674,702 – – 1,674,702
Building Products 2,431,959 – – 2,431,959
Capital Markets 10,419,097 – – 10,419,097
Chemicals 1,502,740 – – 1,502,740
Commercial Services & Supplies 3,916,289 – – 3,916,289
Communications Equipment 6,289,862 – – 6,289,862
Construction & Engineering 13,423,502 – – 13,423,502
Consumer Finance 9,040,444 – – 9,040,444
Consumer Staples Distribution & Retail 3,344,464 – – 3,344,464
Containers & Packaging 742,030 – – 742,030
Distributors 1,273,130 – – 1,273,130
Diversified Consumer Services 90,408 – – 90,408
Diversified REITs 214,049 – – 214,049
Diversified Telecommunication Services 1,476,178 – – 1,476,178
Electric Utilities 398,090 – – 398,090
Electrical Equipment 4,338,338 – – 4,338,338
Electronic Equipment, Instruments &
Components 12,765,750 – – 12,765,750
Energy Equipment & Services 4,987,878 – – 4,987,878
Entertainment 1,726,924 – – 1,726,924
Financial Services 4,276,291 – – 4,276,291
Food Products 3,257,884 – – 3,257,884
Gas Utilities 2,203,191 – – 2,203,191
Ground Transportation 5,871,618 – – 5,871,618

Equity Funds (II) - December 31, 2025 - Notes to Financial Statements - 81
Level 1 Level 2 Level 3 Total
Assets:
Health Care Equipment & Supplies $ 5,116,292 $ – $ – $ 5,116,292
Health Care Providers & Services 13,001,592 – – 13,001,592
Health Care REITs 475,293 – – 475,293
Health Care Technology 2,214,626 – – 2,214,626
Hotel & Resort REITs 3,550,210 – – 3,550,210
Hotels, Restaurants & Leisure 3,928,116 – – 3,928,116
Household Durables 10,617,960 – – 10,617,960
Independent Power and Renewable
Electricity Producers 2,078,488 – – 2,078,488
Insurance 16,052,503 – – 16,052,503
Interactive Media & Services 1,019,030 – – 1,019,030
IT Services 379,366 – – 379,366
Leisure Products 719,750 – – 719,750
Life Sciences Tools & Services 4,645,497 – – 4,645,497
Machinery 10,827,237 – – 10,827,237
Marine Transportation 53,686 – – 53,686
Media 1,430,320 – – 1,430,320
Metals & Mining 9,036,609 – – 9,036,609
Mortgage Real Estate Investment Trusts
(REITs) 370,981 – – 370,981
Multi-Utilities 2,353,985 – – 2,353,985
Office REITs 1,142,967 – – 1,142,967
Oil, Gas & Consumable Fuels 8,326,865 – – 8,326,865
Paper & Forest Products 2,248,302 – – 2,248,302
Passenger Airlines 5,202,541 – – 5,202,541
Personal Care Products 1,076,781 – – 1,076,781
Pharmaceuticals 7,934,176 – – 7,934,176
Professional Services 2,838,200 – – 2,838,200
Real Estate Management & Development 916,582 – – 916,582
Residential REITs 1,243,078 – – 1,243,078
Retail REITs 3,425,242 – – 3,425,242
Semiconductors & Semiconductor
Equipment 17,827,818 – – 17,827,818
Software 12,421,229 – – 12,421,229
Specialty Retail 13,393,434 – – 13,393,434
Technology Hardware, Storage &
Peripherals 278,179 – – 278,179
Textiles, Apparel & Luxury Goods 1,004,623 – – 1,004,623
Trading Companies & Distributors 3,774,957 – – 3,774,957
Water Utilities 1,884,073 – – 1,884,073
Wireless Telecommunication Services 197,454 – – 197,454
Total Common Stocks $ 352,552,941 $ – $ – $ 352,552,941
Repurchase Agreements – 36,955,258 – 36,955,258
Rights – – – –
Total $ 352,552,941 $ 36,955,258 $ – $ 389,508,199
Real Estate
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 191,742,515 $ – $ – $ 191,742,515
Total $ 191,742,515 $ – $ – $ 191,742,515

82 - Notes to Financial Statements - December 31, 2025 - Equity Funds (II)
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Mid Cap Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 13,975,154 $ – $ – $ 13,975,154
Automobile Components 5,772,186 – – 5,772,186
Banks 15,204,977 – – 15,204,977
Building Products 7,269,335 – – 7,269,335
Capital Markets 7,246,624 – – 7,246,624
Chemicals 14,149,638 – – 14,149,638
Commercial Services & Supplies 4,371,056 – – 4,371,056
Consumer Staples Distribution & Retail 20,167,191 – – 20,167,191
Containers & Packaging 19,309,735 – – 19,309,735
Electric Utilities 10,632,386 – – 10,632,386
Electrical Equipment 10,420,231 – – 10,420,231
Electronic Equipment, Instruments &
Components 19,102,394 – – 19,102,394
Energy Equipment & Services 5,323,626 – – 5,323,626
Food Products 5,464,425 – – 5,464,425
Ground Transportation 17,372,661 – – 17,372,661
Health Care Equipment & Supplies 5,832,567 – – 5,832,567
Health Care Providers & Services 20,519,095 – – 20,519,095
Hotels, Restaurants & Leisure 15,447,219 – – 15,447,219
Household Durables 5,444,330 – – 5,444,330
Insurance 35,148,995 – – 35,148,995
IT Services 4,606,800 – – 4,606,800
Life Sciences Tools & Services 7,438,530 – – 7,438,530
Machinery 23,716,706 – – 23,716,706
Metals & Mining 11,208,471 – – 11,208,471
Multi-Utilities 7,763,978 – – 7,763,978
Oil, Gas & Consumable Fuels 20,886,744 – – 20,886,744
Personal Care Products 5,612,992 – – 5,612,992
Professional Services 5,658,744 – – 5,658,744
Residential REITs 13,488,013 – – 13,488,013
Retail REITs 7,486,107 – – 7,486,107
Semiconductors & Semiconductor
Equipment 14,597,757 – – 14,597,757
Software 5,520,410 – – 5,520,410
Specialized REITs 8,031,501 – – 8,031,501
Specialty Retail 25,511,631 – – 25,511,631
Water Utilities 6,626,138 – – 6,626,138
Total Common Stocks $ 426,328,347 $ – $ – $ 426,328,347
Repurchase Agreements – 37,743,320 – 37,743,320
Total $ 426,328,347 $ 37,743,320 $ – $ 464,071,667
† Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
As of December 31, 2025, Small Cap Value held one common stock investment and one rights investment that were categorized as Level 3 investments which were each valued at $0.
As of December 31, 2025, Small Company held two common stock investments and one rights investment that were categorized as Level 3 investments which were each valued at $0.
As of December 31, 2025, Mid Cap Value held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

Equity Funds (II) - December 31, 2025 - Notes to Financial Statements - 83
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2025, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.

84 - Notes to Financial Statements - December 31, 2025 - Equity Funds (II)
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

Equity Funds (II) - December 31, 2025 - Notes to Financial Statements - 85
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
As of December 31, 2025, the Funds had no open futures contracts.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2025:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2025:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2025:
The following is a summary of the Funds' average volume of derivative instruments held for the year ended December 31, 2025:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
JL Large Cap Growth
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 1,684,051
Total $ 1,684,051
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (1,353,581)
Total $ (1,353,581)
† Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
JL Large Cap Growth
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 2,391,197
Total $ 2,391,197
JL Large Cap Growth
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ 1,980,158
Total $ 1,980,158
JL Large Cap Growth
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 149,063,851
Average Notional Balance — Pays Float Rate $ (138,243,965)

86 - Notes to Financial Statements - December 31, 2025 - Equity Funds (II)
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of December 31, 2025, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of December 31,
2025:
(g) Securities Lending
During the year ended December 31, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
JL Large Cap Growth
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 1,684,051 $ (1,349,665) $ — $ 334,386
Total $ 1,684,051 $ (1,349,665) $ — $ 334,386
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
(1,349,665) 1,349,665 — —
Total $ (1,349,665) $ 1,349,665 $ — $ —

Equity Funds (II) - December 31, 2025 - Notes to Financial Statements - 87
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(h) Joint Repurchase Agreements
During the year ended December 31, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
l
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Discovery $ 35,253,594
Equity Dividend 27,255,351
US Quality Equity 5,043,142
Small Cap Growth 24,366,686
JL Large Cap Core 5,852,027
JL Large Cap Growth 12,890,616
Small Cap Value 12,377,611
Small Company 36,955,258
Mid Cap Value 37,743,320

88 - Notes to Financial Statements - December 31, 2025 - Equity Funds (II)
As of December 31, 2025, the joint repos on a gross basis were as follows:
Bank of America NA, 3.85%, dated 12/31/2025, due 1/2/2026, repurchase price $98,020,961, collateralized by U.S. Government
Agency Securities, ranging from 2.50% - 3.50%, maturing 5/1/2049 - 9/1/2050; total market value $99,960,000.
Barclays Capital, Inc, 3.45%, dated 12/31/2025, due 1/2/2026, repurchase price $50,009,583, collateralized by U.S. Government
Treasury Securities, 4.38%, maturing 1/31/2032; total market value $51,000,051.
BNP Paribas Securities Corp., 3.81%, dated 12/31/2025, due 1/2/2026, repurchase price $89,018,838, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.63%, maturing 7/31/2026 - 11/15/2054; total market value
$90,780,000.
BofA Securities, Inc., 3.85%, dated 12/31/2025, due 1/2/2026, repurchase price $50,010,694, collateralized by U.S. Government
Agency Securities, ranging from 1.34% - 5.25%, maturing 10/20/2034 - 2/20/2073; total market value $51,000,000.
Cantor Fitzgerald & Co., 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $131,688,142, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 8.50%, maturing 3/1/2026 - 11/20/2075; total market value
$134,293,264.
Cantor Fitzgerald & Co., 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $148,531,680, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 8.50%, maturing 3/1/2026 - 11/20/2075; total market value
$151,470,009.
CF Secured, LLC, 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $215,045,867, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 1.13% - 7.50%, maturing 3/31/2026 - 4/20/2071; total market value $219,346,790.
Citi Global Market, Inc., 3.81%, dated 12/31/2025, due 1/2/2026, repurchase price $138,529,316, collateralized by U.S.
Government Treasury Securities, ranging from 2.38% - 4.25%, maturing 2/15/2028 - 10/31/2029; total market value
$141,270,038.
MetLife, Inc., 3.83%, dated 12/31/2025, due 1/2/2026, repurchase price $150,031,917, collateralized by U.S. Government
Treasury Securities, ranging from 2.63% - 5.50%, maturing 1/31/2026 - 8/15/2048; total market value $153,077,523.
Pershing LLC, 3.72%, dated 12/31/2025, due 1/2/2026, repurchase price $215,044,433, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 2/15/2026 - 12/20/2075; total market value
$219,300,007.

Equity Funds (II) - December 31, 2025 - Notes to Financial Statements - 89
As of December 31, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Discovery
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 500,000 $ – $ 500,000 $ (500,000) $ –
Barclays Capital, Inc 15,000,000 – 15,000,000 (15,000,000) –
BofA Securities, Inc. 4,000,000 – 4,000,000 (4,000,000) –
Cantor Fitzgerald &
Co. 753,594 – 753,594 (753,594) –
CF Secured, LLC 12,000,000 – 12,000,000 (12,000,000) –
Pershing LLC 3,000,000 – 3,000,000 (3,000,000) –
Total $ 35,253,594 $ – $ 35,253,594 $ (35,253,594) $ –
Equity Dividend
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 4,900,000 $ – $ 4,900,000 $ (4,900,000) $ –
Cantor Fitzgerald &
Co. 3,355,351 – 3,355,351 (3,355,351) –
Cantor Fitzgerald &
Co. 2,000,000 – 2,000,000 (2,000,000) –
Citi Global Market,
Inc. 10,000,000 – 10,000,000 (10,000,000) –
MetLife, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 27,255,351 $ – $ 27,255,351 $ (27,255,351) $ –

90 - Notes to Financial Statements - December 31, 2025 - Equity Funds (II)
US Quality Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 5,043,142 $ – $ 5,043,142 $ (5,043,142) $ –
Total $ 5,043,142 $ – $ 5,043,142 $ (5,043,142) $ –
Small Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Barclays Capital, Inc 5,000,000 – 5,000,000 (5,000,000) –
BNP Paribas
Securities Corp. 7,000,000 – 7,000,000 (7,000,000) –
Cantor Fitzgerald &
Co. 1,366,686 – 1,366,686 (1,366,686) –
Cantor Fitzgerald &
Co. 2,000,000 – 2,000,000 (2,000,000) –
Citi Global Market,
Inc. 7,000,000 – 7,000,000 (7,000,000) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 24,366,686 $ – $ 24,366,686 $ (24,366,686) $ –
JL Large Cap Core
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 5,852,027 $ – $ 5,852,027 $ (5,852,027) $ –
Total $ 5,852,027 $ – $ 5,852,027 $ (5,852,027) $ –

Equity Funds (II) - December 31, 2025 - Notes to Financial Statements - 91
JL Large Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BNP Paribas
Securities Corp. $ 10,000,000 $ – $ 10,000,000 $ (10,000,000) $ –
Cantor Fitzgerald &
Co. 2,890,616 – 2,890,616 (2,890,616) –
Total $ 12,890,616 $ – $ 12,890,616 $ (12,890,616) $ –
Small Cap Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
BNP Paribas
Securities Corp. 3,000,000 – 3,000,000 (3,000,000) –
Cantor Fitzgerald &
Co. 3,357,611 – 3,357,611 (3,357,611) –
Cantor Fitzgerald &
Co. 1,000,000 – 1,000,000 (1,000,000) –
CF Secured, LLC 1,000,000 – 1,000,000 (1,000,000) –
MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Pershing LLC 20,000 – 20,000 (20,000) –
Total $ 12,377,611 $ – $ 12,377,611 $ (12,377,611) $ –

92 - Notes to Financial Statements - December 31, 2025 - Equity Funds (II)
Small Company
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Barclays Capital, Inc $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
BNP Paribas
Securities Corp. 15,000,000 – 15,000,000 (15,000,000) –
Cantor Fitzgerald &
Co. 2,955,258 – 2,955,258 (2,955,258) –
Citi Global Market,
Inc. 3,000,000 – 3,000,000 (3,000,000) –
MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Pershing LLC 10,000,000 – 10,000,000 (10,000,000) –
Total $ 36,955,258 $ – $ 36,955,258 $ (36,955,258) $ –
Mid Cap Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BNP Paribas
Securities Corp. $ 10,000,000 $ – $ 10,000,000 $ (10,000,000) $ –
Cantor Fitzgerald &
Co. 4,743,320 – 4,743,320 (4,743,320) –
Cantor Fitzgerald &
Co. 3,000,000 – 3,000,000 (3,000,000) –
CF Secured, LLC 9,000,000 – 9,000,000 (9,000,000) –
Citi Global Market,
Inc. 5,000,000 – 5,000,000 (5,000,000) –
MetLife, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Pershing LLC 4,000,000 – 4,000,000 (4,000,000) –
Total $ 37,743,320 $ – $ 37,743,320 $ (37,743,320) $ –
* As of December 31, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Equity Funds (II) - December 31, 2025 - Notes to Financial Statements - 93
(i) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s
Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(j) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2025 are primarily attributable to investments in passive foreign investment companies ("PFICs"), net operating losses, investments in partnerships, and treatment of notional principal contracts.
Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2025 may primarily be attributable to outstanding wash sale loss deferrals, investments in partnerships, and treatment of notional principal contracts. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2025 were as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
Discovery $ (2,510,746) $ 2,510,746
Equity Dividend (831) 831
US Quality Equity – –
Small Cap Growth (1,616,065) 1,616,065
JL Large Cap Core – –
JL Large Cap Growth – –
Small Cap Value – –
Small Company – –
Real Estate – –
Mid Cap Value (60) 60

94 - Notes to Financial Statements - December 31, 2025 - Equity Funds (II)
(k) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax
Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the year ended December 31, 2025, the Funds did not pay a significant amount of foreign or U.S.
federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
(l) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(m) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU Reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the
Statements of Operations.
(n) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

Equity Funds (II) - December 31, 2025 - Notes to Financial Statements - 95
As of December 31, 2025, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2026.
Fund Subadviser
Discovery Allspring Global Investments, LLC
Equity Dividend BlackRock Investment Management, LLC
US Quality Equity GQG Partners LLC(a)
Small Cap Growth Invesco Advisers, Inc. ("Invesco")
JL Large Cap Core Jacobs Levy Equity Management, Inc. (“Jacobs Levy”)
JL Large Cap Growth Jacobs Levy
Small Cap Value Jacobs Levy
WCM Investment Management, LLC
Small Company Jacobs Levy
Invesco
Real Estate Wellington Management Capital, LLP
Mid Cap Value Victory Capital Management Inc.
(a) Effective June 18, 2025, GQG Partners LLC was appointed as the subadviser to the Fund. Effective end of business on June 17,
2025, Atlanta Capital Management Company, L.L.C. was terminated and ceased serving as subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Discovery Up to $1 billion 0.75%
$1 billion and more 0.70%
Equity Dividend Up to $100 million 0.70%
$100 million up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%
US Quality Fund Up to $1 billion 0.65%
$1 billion and more 0.60%
Small Cap Growth Up to $200 million 0.84%
$200 million and more 0.79%
JL Large Cap Core Up to $1 billion 0.60%
$1 billion and more 0.55%
JL Large Cap Growth Up to $1 billion 0.40%
$1 billion and more 0.35%
Small Cap Value Up to $200 million 0.87%
$200 million and more 0.82%
Small Company Up to $200 million 0.885%
$200 million and more 0.835%
Real Estate Up to $500 million 0.70%
$500 million up to $1 billion 0.65%
$1 billion and more 0.60%
Mid Cap Value Up to $1 billion 0.75%
$1 billion and more 0.73%
Fund
Advisory Fee
Waiver
(annual rate)
Discovery 0.029%
US Quality Equity 0.050
Small Cap Growth 0.009
JL Large Cap Core 0.055
Small Company 0.027
Real Estate 0.013
Mid Cap Value 0.03605

96 - Notes to Financial Statements - December 31, 2025 - Equity Funds (II)
During the year ended December 31, 2025, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
During the year ended December 31, 2025, NFA voluntarily waived investment advisory fees payable by Real Estate, for which
NFA shall not be entitled to later seek recoupment. The following table provides the voluntary waivers which may be discontinued
at anytime at the discretion of NFA.
For the year ended December 31, 2025, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2026.
Fund Amount
Discovery $ 126,836
US Quality Equity 48,435
Small Cap Growth 18,555
JL Large Cap Core 131,922
Small Company 94,591
Real Estate 26,271
Mid Cap Value 118,017
Fund Amount
Real Estate $ 166,266
Fund
Effective Advisory Fee
Rate Before Contractual*
and Voluntary** Fee
Waivers and Expense
Reimbursements ***
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers and Expense
Reimbursements
Discovery 0.75% 0.72% 0.72% 0.69%
Equity Dividend 0.63 N/A       N/A 0.59
US Quality Equity 0.65 0.60 0.60 0.59
Small Cap Growth 0.84 0.83 0.83 0.83
JL Large Cap Core 0.60 0.55 0.55 0.55
JL Large Cap Growth 0.40 N/A       N/A 0.38
Small Cap Value 0.87 N/A       N/A 0.82
Small Company 0.85 0.83 0.83 0.83
Real Estate 0.70 0.69 0.60 0.60
Mid Cap Value 0.75 0.71 0.71 0.63
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Discovery All Classes 0.78%
Equity Dividend All Classes 0.65
US Quality Equity All Classes 0.78
Small Cap Growth All Classes 0.94
JL Large Cap Growth All Classes 0.45
Small Cap Value All Classes 0.91
Mid Cap Value All Classes 0.73

Equity Funds (II) - December 31, 2025 - Notes to Financial Statements - 97
On November 14, 2025, the Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds'
operating expenses, (excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business), including the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 14, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Pursuant to the Expense Limitation Agreement, during the year ended December 31, 2025, certain Funds reimbursed NFA in the following amounts:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Fund Classes
Amount
(annual rate)
Small Cap Growth Class I 1.17%
JL Large Cap Growth Class I 0.72%
Class II 0.97%
Mid Cap Value Class I 0.86%
Class II 1.01%
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount Total
Discovery $ 78,715 $ 118,489 $ 114,812 $ 312,016
Equity Dividend 203,503 190,756 178,110 572,369
US Quality Equity 7,186 — 8,145 15,331
Small Cap Growth — — — —
JL Large Cap Core — — — —
JL Large Cap Growth 146,108 51,901 94,104 292,113
Small Cap Value 79,693 89,070 85,597 254,360
Small Company — — — —
Real Estate — — — —
Mid Cap Value 106,191 96,289 270,812 473,292
Fund Amount
US Quality Equity
$ 5,800
Small Cap Growth
$ 21,584

98 - Notes to Financial Statements - December 31, 2025 - Equity Funds (II)
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2025, NFM earned an aggregate of $1,372,325 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2025, the Funds' aggregate portion of such costs amounted to $13,401.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2026:
During the year ended December 31, 2025, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund and up to 0.20% of the average daily net assets of Class
IV shares of each Fund.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund Class II Shares
Discovery 0.25%
Equity Dividend 0.25%
US Quality Equity 0.25%
Small Cap Growth 0.25%
JL Large Cap Core 0.25%
JL Large Cap Growth 0.25%
Small Cap Value 0.25%
Small Company 0.25%
Real Estate 0.25%
Mid Cap Value 0.25%
Fund
Distribution
Fee Waiver
(Annual Rate)
US Quality Equity 0.16%
Fund Amount
US Quality Equity $ 142,005

Equity Funds (II) - December 31, 2025 - Notes to Financial Statements - 99
For the year ended December 31, 2025, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2025, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the year ended December 31, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2025, none of the Funds engaged in interfund lending.
Fund Class I Class II Class IV
Discovery 0.07% 0.07 % N/A
Equity Dividend 0.15 0.15 0.15%
US Quality Equity 0.05 0.05 N/A
Small Cap Growth 0.15 0.15 N/A
JL Large Cap Core 0.15 N/A N/A
JL Large Cap Growth 0.25 0.25 N/A
Small Cap Value 0.15 0.15 0.15
Small Company 0.15 0.15 0.15
Real Estate 0.15 0.15 N/A
Mid Cap Value 0.16 0.01 N/A
N/A — Not Applicable.
Fund Amount
Discovery $ 306,161
Equity Dividend 833,362
US Quality Equity 48,434
Small Cap Growth 309,217
JL Large Cap Core 288,307
JL Large Cap Growth 1,145,584
Small Cap Value 288,714
Small Company 525,524
Real Estate 303,151
Mid Cap Value 68,508

100 - Notes to Financial Statements - December 31, 2025 - Equity Funds (II)
5. Investment Transactions
For the year ended December 31, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(d) Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria could outperform those that do;
economic or political changes could make certain companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
Fund Purchases Sales
Discovery $ 315,989,450 $ 378,115,895
Equity Dividend 310,168,914 354,700,599
US Quality Equity 133,371,012 142,242,240
Small Cap Growth 202,625,907 174,725,973
JL Large Cap Core 216,090,617 245,741,884
JL Large Cap Growth 457,269,954 437,264,673
Small Cap Value 119,835,963 133,659,486
Small Company 261,057,158 312,354,300
Real Estate 224,262,479 238,396,092
Mid Cap Value 304,864,687 202,590,180

Equity Funds (II) - December 31, 2025 - Notes to Financial Statements - 101
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended December 31, 2025, the Funds recaptured the following amounts of brokerage commissions:
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2025 was as follows:
Fund Amount
Discovery $ 1,005
US Quality Equity 678
JL Large Cap Core 3
JL Large Cap Growth 18
Small Cap Value 3,935
Small Company 481
Real Estate 5,079
Mid Cap Value 10,255
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Discovery $ – $ 4,764,209 $ 4,764,209 $ – $ 4,764,209
Equity Dividend 16,164,304 14,176,604 30,340,908 – 30,340,908
US Quality Equity 1,557,755 2,997,768 4,555,523 – 4,555,523
Small Cap Growth – 14,318,561 14,318,561 – 14,318,561
JL Large Cap Core 15,073,475 14,780,244 29,853,719 – 29,853,719
JL Large Cap Growth 41,196,080 37,721,882 78,917,962 – 78,917,962
Small Cap Value 8,008,529 8,078,151 16,086,680 – 16,086,680
Small Company 10,410,896 19,069,107 29,480,003 – 29,480,003
Real Estate 3,160,964 2,328,028 5,488,992 – 5,488,992
Mid Cap Value 9,842,305 18,216,803 28,059,108 – 28,059,108
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

102 - Notes to Financial Statements - December 31, 2025 - Equity Funds (II)
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2025, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2025.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Discovery $ – $ – $ – $ – $ –
Equity Dividend 13,750,065 16,142,071 29,892,136 – 29,892,136
US Quality Equity 1,864,725 12,184,075 14,048,800 – 14,048,800
Small Cap Growth – – – – –
JL Large Cap Core 10,738,331 72,078,183 82,816,514 – 82,816,514
JL Large Cap Growth 17,391,619 16,111,192 33,502,811 – 33,502,811
Small Cap Value 1,506,281 1,921,024 3,427,305 – 3,427,305
Small Company 336,350 10,528,868 10,865,218 – 10,865,218
Real Estate 4,691,693 217,259 4,908,952 – 4,908,952
Mid Cap Value 4,687,956 4,554,904 9,242,860 – 9,242,860
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total
Accumulated
Earnings
(Deficit)
Discovery $ – $ 26,950,377 $ 26,950,377 $ – $ – $ 108,618,560 $ 135,568,937
Equity Dividend 13,417,781 44,902,092 58,319,873 – – 121,642,509 179,962,382
US Quality Equity 215,166 24,033,074 24,248,240 – – 474,595 24,722,835
Small Cap Growth – 10,052,232 10,052,232 – – 62,874,506 72,926,738
JL Large Cap Core 3,802,510 12,860,149 16,662,659 – – 69,966,061 86,628,720
JL Large Cap Growth 7,621,281 23,347,323 30,968,604 – – 117,325,390 148,293,994
Small Cap Value 273,043 4,186,334 4,459,377 – – 25,145,756 29,605,133
Small Company 138,335 22,096,969 22,235,304 – – 71,367,316 93,602,620
Real Estate 665,721 7,446,721 8,112,442 – – 40,237,998 48,350,440
Mid Cap Value 592,276 – 592,276 – (4,297,507) 36,010,719 32,305,488
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Discovery $ 351,499,940 $ 122,813,355 $ (14,194,795) $ 108,618,560
Equity Dividend 470,139,503 145,772,810 (24,150,950) 121,621,860
US Quality Equity 95,894,954 3,435,608 (2,961,013) 474,595
Small Cap Growth 200,233,149 66,315,376 (3,440,870) 62,874,506
JL Large Cap Core 179,286,370 76,539,303 (6,573,242) 69,966,061
JL Large Cap Growth 397,832,303 139,869,613 (22,544,223) 117,325,390
Small Cap Value 179,904,055 38,379,313 (13,233,557) 25,145,756
Small Company 318,140,884 89,239,586 (17,872,271) 71,367,315
Real Estate 151,504,517 43,843,651 (3,605,653) 40,237,998
Mid Cap Value 428,061,299 44,022,702 (8,012,334) 36,010,368
Fund Amount
Mid Cap Value $ (4,297,507)

Equity Funds (II) - December 31, 2025 - Notes to Financial Statements - 103
11. Subsequent Events
On December 10, 2025, the Board of Trustees approved the termination of WCM Investment Management, LLC as a subadviser to the NVIT Multi- Manager Small Cap Value Fund. Jacobs Levy Equity Management, Inc. will continue to serve as the Fund’s sole subadviser. The change will be effective on or about March 2, 2026 (the “Effective Date”). As of the Effective Date, the Fund will be renamed " NVIT Small Cap Value Fund".
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

104 - Report of Independent Registered Public Accounting Firm - December 31, 2025 - Equity Funds (II)
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Allspring Discovery Fund,
NVIT BlackRock Equity Dividend Fund, NVIT GQG US Quality Equity Fund, NVIT Invesco Small Cap Growth Fund, NVIT
Jacobs Levy Large Cap Core Fund, NVIT Jacobs Levy Large Cap Growth Fund, NVIT Multi-Manager Small Cap Value
Fund, NVIT Multi-Manager Small Company Fund, NVIT Real Estate Fund and NVIT Victory Mid Cap Value Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Allspring
Discovery Fund, NVIT BlackRock Equity Dividend Fund, NVIT GQG US Quality Equity Fund, NVIT Invesco Small Cap Growth
Fund, NVIT Jacobs Levy Large Cap Core Fund, NVIT Jacobs Levy Large Cap Growth Fund, NVIT Multi-Manager Small Cap Value
Fund, NVIT Multi-Manager Small Company Fund, NVIT Real Estate Fund and NVIT Victory Mid Cap Value Fund (ten of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2026
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Equity Funds (II) - December 31, 2025 (Unaudited) - Supplemental Information - 105
Other Federal Tax Information
For the year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.
For the taxable year ended December 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Discovery – %
Equity Dividend 40.22
US Quality Equity 95.90
Small Cap Growth –
JL Large Cap Core 19.25
JL Large Cap Growth 4.13
Small Cap Value 23.31
Small Company 29.80
Real Estate 0.72
Mid Cap Value 59.30
Fund Amount
Discovery $ 4,764,209
Equity Dividend 14,176,604
US Quality Equity 2,997,768
Small Cap Growth 14,318,561
JL Large Cap Core 14,780,244
JL Large Cap Growth 37,721,882
Small Cap Value 8,078,151
Small Company 19,069,107
Real Estate 2,328,028
Mid Cap Value 18,216,803

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-CEQ-2 (2-26)

Annual Financial Statements
December 31, 2025
Nationwide Variable Insurance Trust
1940 Act Funds
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Fund
NVIT GS Small Cap Equity Insights Fund
NVIT U.S. 130/30 Equity Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may choose this option by:
- Calling 1-800-848-6331
- Logging into your account at https://www.nationwide.com/personal/investing/mutual-funds/
and choosing ‘Log in’, or by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form
N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and
N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust also makes this information available to investors on https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.
The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available:
- By calling 1-800-848-0920
- On the Fund’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the SEC’s website at http://www.sec.gov
Funds are required to disclose proxy votes using the issuer’s proxy card language and order, categorize votes by topic, and report shares voted versus shares loaned but not recalled.
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 1-800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and is not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company.
©2026 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 42
Statements of Operations 46
Statements of Changes in Net Assets 48
Financial Highlights 52
Notes to Financial Statements 57
Report of Independent Registered Public Accounting Firm 79
Supplemental Information 80

2 - Statement of Investments - December 31, 2025 - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks 99 .3%
Shares Value ($)
AUSTRALIA 0 .5%
Metals & Mining 0 .5%
Anglogold Ashanti plc 25,193 2,164,014
BELGIUM 0 .7%
Electrical Equipment 0 .2%
Cenergy Holdings SA 45,153 795,204
Metals & Mining 0 .5%
Viohalco SA 131,045 1,828,325
2,623,529
BRAZIL 4 .2%
Banks 1 .8%
Banco ABC Brasil SA (Preference)
* 112,100 483,165
Banco Bradesco SA, ADR (a) 1,127,900 3,755,907
Banco Bradesco SA 681,300 1,925,874
Banco do Brasil SA 242,700 954,895
7,119,841
Electric Utilities 0 .9%
Cia Energetica de Minas Gerais,
ADR (a) 908,171 1,816,342
Transmissora Alianca de Energia
Eletrica SA 239,800 1,839,543
3,655,885
Ground Transportation 0 .1%
Tegma Gestao Logistica SA 14,600 98,341
Vamos Locacao de Caminhoes
Maquinas e Equipamentos SA * 382,800 224,628
322,969
Health Care Providers & Services 0 .1%
Rede D'Or Sao Luiz SA Reg. S (b) 70,300 520,573
Household Durables 0 .1%
Cury Construtora e Incorporadora
SA 18,900 111,120
Even Construtora e Incorporadora
S/A 129,200 183,178
294,298
Metals & Mining 0 .9%
Vale SA, Class B, ADR 290,500 3,785,215
Oil, Gas & Consumable Fuels 0 .1%
Petroleo Brasileiro SA, ADR 35,850 424,823
Real Estate Management & Development 0 .0%
†
JHSF Participacoes SA 62,600 90,000
Transportation Infrastructure 0 .1%
Motiva Infraestrutura de
Mobilidade SA 181,400 496,426
Water Utilities 0 .1%
Cia De Sanena Do Parana 46,300 338,733
17,048,763
CHILE 0 .7%
Banks 0 .4%
Banco de Chile 7,014,756 1,338,288
Broadline Retail 0 .0%
†
Ripley Corp. SA 301,905 140,532
Industrial Conglomerates 0 .3%
Quinenco SA 201,175 973,797
Common Stocks
Shares Value ($)
CHILE
Marine Transportation 0 .0%
†
Cia Sud Americana de Vapores SA 3,285,659 169,945
2,622,562
CHINA 26 .6%
Automobile Components 0 .6%
Fuyao Glass Industry Group Co.
Ltd., Class H Reg. S (b) 69,200 596,676
Huayu Automotive Systems Co.
Ltd., Class A 649,986 1,860,507
2,457,183
Automobiles 1 .4%
BYD Co. Ltd., Class H 96,500 1,175,078
Geely Automobile Holdings Ltd. 813,000 1,866,073
Yadea Group Holdings Ltd. Reg.
S (b) 1,460,000 2,130,295
Zhejiang Leapmotor Technology
Co. Ltd., Class H Reg. S *(b) 102,100 633,228
5,804,674
Banks 1 .9%
Agricultural Bank of China Ltd.,
Class H 497,000 368,635
Bank of Shanghai Co. Ltd., Class
A 47,980 69,343
China Construction Bank Corp.,
Class H 4,388,000 4,324,531
Industrial & Commercial Bank of
China Ltd., Class H 3,437,000 2,784,913
7,547,422
Biotechnology 0 .3%
3SBio, Inc. Reg. S *(b) 210,500 653,121
Innovent Biologics, Inc. Reg. S *(b) 39,500 384,927
1,038,048
Broadline Retail 2 .9%
Alibaba Group Holding Ltd. 562,300 10,290,877
JD.com, Inc., Class A 18,350 263,240
PDD Holdings, Inc., ADR * 10,480 1,188,327
11,742,444
Capital Markets 0 .6%
China Galaxy Securities Co. Ltd.,
Class H 700,000 897,750
China International Capital Corp.
Ltd., Class H Reg. S (b) 282,400 706,060
SooChow Securities Co. Ltd.,
Class A 634,150 822,205
2,426,015
Chemicals 0 .1%
Shanghai Putailai New Energy
Technology Group Co. Ltd.,
Class A 118,550 462,203
Zhejiang Longsheng Group Co.
Ltd., Class A 88,900 135,621
597,824
Construction & Engineering 0 .4%
China Conch Venture Holdings
Ltd. 130,500 157,619
Sinopec Engineering Group Co.
Ltd., Class H 1,669,500 1,643,172
1,800,791
Electrical Equipment 1 .7%
Contemporary Amperex
Technology Co. Ltd., Class A 55,400 2,900,313

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2025 - Statement of Investments - 3
Common Stocks
Shares Value ($)
CHINA
Electrical Equipment
Goldwind Science & Technology
Co. Ltd., Class H 309,200 530,728
Harbin Electric Co. Ltd., Class H 390,000 826,817
Sun King Technology Group Ltd. 844,000 207,661
Sungrow Power Supply Co. Ltd.,
Class A 42,000 1,023,146
TBEA Co. Ltd., Class A 223,510 710,887
Zhejiang Chint Electrics Co. Ltd.,
Class A 131,000 522,902
6,722,454
Electronic Equipment, Instruments & Components 0 .1%
AAC Technologies Holdings, Inc. 75,000 374,732
Energy Equipment & Services 0 .0%
†
Anton Oilfield Services Group 896,000 91,956
Entertainment 0 .5%
NetEase, Inc. 74,300 2,044,668
Financial Services 0 .1%
China Development Bank
Financial Leasing Co. Ltd.,
Class H Reg. S (b) 1,106,000 244,429
Hotels, Restaurants & Leisure 0 .9%
H World Group Ltd. 30,500 144,077
H World Group Ltd., ADR (a) 24,200 1,138,610
Meituan, Class B Reg. S *(b) 13,860 182,892
Trip.com Group Ltd. 28,000 2,008,544
3,474,123
Household Durables 0 .2%
Haier Smart Home Co. Ltd., Class
H 264,000 820,426
TCL Electronics Holdings Ltd. * 53,000 70,654
891,080
Independent Power and Renewable Electricity Producers 0 .4%
Huaneng Power International, Inc.,
Class H 1,180,000 868,052
Shenergy Co. Ltd., Class A 653,600 727,680
1,595,732
Insurance 1 .9%
China Life Insurance Co. Ltd.,
Class H 255,000 891,237
China Pacific Insurance Group Co.
Ltd., Class A 219,200 1,312,479
People's Insurance Co. Group of
China Ltd. (The), Class H 1,390,000 1,201,403
PICC Property & Casualty Co.
Ltd., Class H 1,676,000 3,513,914
Ping An Insurance Group Co. of
China Ltd., Class A 76,000 743,064
7,662,097
Interactive Media & Services 5 .9%
Kuaishou Technology Reg. S (b) 205,000 1,670,849
Tencent Holdings Ltd. 285,500 21,877,075
23,547,924
Machinery 0 .9%
Lonking Holdings Ltd. 3,229,000 1,225,646
Sany Heavy Equipment
International Holdings Co. Ltd. 469,000 521,086
Sany Heavy Industry Co. Ltd.,
Class A 115,100 347,572
Weichai Power Co. Ltd., Class A 373,000 914,012
Common Stocks
Shares Value ($)
CHINA
Machinery
Weichai Power Co. Ltd., Class H 81,000 194,947
Zhuzhou CRRC Times Electric Co.
Ltd., Class H 49,600 239,166
3,442,429
Metals & Mining 3 .7%
Baoshan Iron & Steel Co. Ltd.,
Class A 392,223 417,833
China Gold International
Resources Corp. Ltd. 9,400 188,756
China Hongqiao Group Ltd. 851,500 3,538,386
China Nonferrous Mining Corp.
Ltd. 98,000 184,146
China Oriental Group Co. Ltd. 1,604,000 269,989
CMOC Group Ltd., Class H 351,000 863,815
Jiangxi Copper Co. Ltd., Class H 389,000 2,133,170
Western Mining Co. Ltd., Class A 181,400 714,838
Zhaojin Mining Industry Co. Ltd.,
Class H 100,000 393,398
Zijin Mining Group Co. Ltd., Class
A 537,350 2,639,250
Zijin Mining Group Co. Ltd., Class
H 768,000 3,471,402
14,814,983
Pharmaceuticals 1 .2%
China Shineway Pharmaceutical
Group Ltd. 128,000 141,244
Consun Pharmaceutical Group
Ltd. 648,000 1,298,111
CSPC Pharmaceutical Group Ltd. 1,164,000 1,256,443
Simcere Pharmaceutical Group
Ltd. Reg. S (b) 184,000 282,042
Sino Biopharmaceutical Ltd. 2,425,000 1,921,053
4,898,893
Semiconductors & Semiconductor Equipment 0 .1%
Shenzhen Goodix Technology Co.
Ltd., Class A 22,400 252,430
TongFu Microelectronics Co. Ltd.,
Class A 47,800 257,096
509,526
Specialty Retail 0 .2%
Pop Mart International Group Ltd.
Reg. S (b) 10,800 259,155
Topsports International Holdings
Ltd. Reg. S (b) 1,204,000 449,440
708,595
Technology Hardware, Storage & Peripherals 0 .3%
Xiaomi Corp., Class B Reg. S *(b) 221,200 1,116,410
Textiles, Apparel & Luxury Goods 0 .2%
Li Ning Co. Ltd. 390,000 933,811
Transportation Infrastructure 0 .1%
Qingdao Port International Co.
Ltd., Class H Reg. S (b) 419,000 373,565
Qinhuangdao Port Co. Ltd., Class
H 265,500 90,328
463,893
106,952,136
COLOMBIA 0 .1%
Banks 0 .1%
Grupo Cibest SA, ADR 4,342 276,195

4 - Statement of Investments - December 31, 2025 - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
CZECH REPUBLIC 0 .2%
Banks 0 .2%
Komercni Banka A/S 17,714 1,001,038
HONG KONG 0 .9%
Electronic Equipment, Instruments & Components 0 .3%
Wasion Holdings Ltd. 620,000 1,364,706
Food Products 0 .5%
WH Group Ltd. Reg. S (b) 1,818,500 2,024,583
Household Durables 0 .1%
Skyworth Group Ltd. * 400,000 240,889
3,630,178
INDIA 15 .3%
Automobile Components 0 .2%
Bharat Forge Ltd. 6,039 98,801
Bosch Ltd. 1,486 595,853
694,654
Automobiles 1 .8%
Eicher Motors Ltd. 13,751 1,118,116
Mahindra & Mahindra Ltd. 57,983 2,393,243
Maruti Suzuki India Ltd. 10,586 1,967,930
Tata Motors Passenger Vehicles
Ltd. 262,576 1,072,043
TVS Motor Co. Ltd. 10,420 430,942
6,982,274
Banks 4 .3%
Bank of Baroda 86,756 285,626
Bank of India 395,262 632,644
Canara Bank 343,616 592,278
HDFC Bank Ltd. 691,267 7,638,531
ICICI Bank Ltd., ADR 198,617 5,918,786
Punjab National Bank 135,385 186,160
State Bank of India 144,845 1,582,935
16,836,960
Biotechnology 0 .2%
Biocon Ltd. 222,022 973,002
Capital Markets 0 .1%
HDFC Asset Management Co. Ltd.
Reg. S (b) 11,776 350,098
Motilal Oswal Financial Services
Ltd. 21,049 199,948
550,046
Construction & Engineering 0 .4%
Larsen & Toubro Ltd. 38,639 1,755,604
Consumer Finance 0 .4%
Muthoot Finance Ltd. 31,212 1,323,686
Shriram Finance Ltd. 38,033 421,576
1,745,262
Diversified Telecommunication Services 0 .4%
Indus Towers Ltd. * 320,453 1,493,579
Electric Utilities 0 .2%
Power Grid Corp. of India Ltd. 276,986 814,800
Electrical Equipment 0 .6%
GE Vernova T&D India Ltd. 23,643 827,394
Graphite India Ltd. 46,445 331,211
Hitachi Energy India Ltd. 4,678 953,154
Polycab India Ltd. 1,170 99,184
Siemens Energy India Ltd. * 9,119 259,746
2,470,689
Common Stocks
Shares Value ($)
INDIA
Financial Services 0 .1%
Power Finance Corp. Ltd. 130,500 517,490
Food Products 0 .0%
†
Avanti Feeds Ltd. 8,769 81,393
Independent Power and Renewable Electricity Producers 0 .1%
NTPC Ltd. 146,510 536,973
Insurance 0 .0%
†
Life Insurance Corp. of India 13,677 130,091
IT Services 0 .5%
Coforge Ltd. 4,619 85,483
Infosys Ltd., ADR (a) 96,022 1,711,113
Persistent Systems Ltd. 1,342 93,499
1,890,095
Life Sciences Tools & Services 0 .0%
†
Syngene International Ltd. Reg.
S (b) 22,819 165,124
Machinery 0 .9%
Cummins India Ltd. 55,225 2,732,523
Jamna Auto Industries Ltd. 346,210 487,567
Tata Motors Ltd. * 81,943 378,811
3,598,901
Metals & Mining 0 .7%
Hindalco Industries Ltd. 281,010 2,772,767
Oil, Gas & Consumable Fuels 2 .0%
Bharat Petroleum Corp. Ltd. 564,024 2,409,883
Indian Oil Corp. Ltd. 1,699,936 3,148,476
Petronet LNG Ltd. 6,809 21,523
Reliance Industries Ltd. 109,310 1,907,959
7,487,841
Passenger Airlines 0 .1%
InterGlobe Aviation Ltd. Reg. S (b) 5,024 282,821
Pharmaceuticals 0 .8%
JB Chemicals & Pharmaceuticals
Ltd. 19,048 385,137
Laurus Labs Ltd. Reg. S (b) 125,487 1,545,813
Lupin Ltd. 5,481 128,480
Pfizer Ltd. 1,886 104,456
Zydus Lifesciences Ltd. 110,790 1,129,959
3,293,845
Tobacco 0 .0%
†
ITC Ltd. 34,302 153,955
Wireless Telecommunication Services 1 .5%
Bharti Airtel Ltd. 264,933 6,215,093
61,443,259
INDONESIA 0 .6%
Banks 0 .1%
Bank CIMB Niaga Tbk. PT 2,311,300 248,105
Chemicals 0 .1%
Chandra Asri Pacific Tbk. PT 545,600 229,021
Food Products 0 .2%
Bumitama Agri Ltd. 854,300 897,250
Media 0 .1%
Elang Mahkota Teknologi Tbk. PT 15,194,200 988,553

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2025 - Statement of Investments - 5
Common Stocks
Shares Value ($)
INDONESIA
Metals & Mining 0 .1%
Trimegah Bangun Persada Tbk.
PT 3,064,900 206,739
2,569,668
MEXICO 1 .9%
Banks 0 .5%
Grupo Financiero Banorte SAB de
CV, Class O 227,878 2,112,562
Construction Materials 0 .2%
Cemex SAB de CV, ADR 72,190 829,463
Metals & Mining 1 .1%
Grupo Mexico SAB de CV
Series B
369,405 3,487,988
Industrias Penoles SAB de CV * 13,300 699,244
4,187,232
Passenger Airlines 0 .0%
†
Controladora Vuela Cia de
Aviacion SAB de CV, ADR * 17,460 155,045
Transportation Infrastructure 0 .1%
Grupo Aeroportuario del Sureste
SAB de CV, ADR 198 64,033
Promotora y Operadora de
Infraestructura SAB de CV 12,047 178,850
242,883
7,527,185
PHILIPPINES 0 .5%
Banks 0 .2%
Metropolitan Bank & Trust Co. 980,600 1,141,748
Transportation Infrastructure 0 .3%
International Container Terminal
Services, Inc. 107,720 1,032,847
2,174,595
POLAND 1 .0%
Banks 0 .0%
†
Bank Millennium SA * 29,411 135,815
Electric Utilities 0 .1%
PGE Polska Grupa Energetyczna
SA * 237,395 580,602
Insurance 0 .1%
Powszechny Zaklad Ubezpieczen
SA 32,552 602,425
Oil, Gas & Consumable Fuels 0 .8%
ORLEN SA 103,681 2,764,378
4,083,220
QATAR 0 .7%
Banks 0 .4%
Qatar International Islamic Bank
QSC 262,196 822,116
Qatar National Bank QPSC 88,002 450,983
1,273,099
Diversified Telecommunication Services 0 .2%
Ooredoo QPSC 254,394 908,539
Wireless Telecommunication Services 0 .1%
Vodafone Qatar PQSC 893,232 596,699
2,778,337
Common Stocks
Shares Value ($)
RUSSIA 0 .0%
†
Banks 0 .0%
†
Sberbank of Russia PJSC *^∞ 819,980 0
VTB Bank PJSC *^∞ 109,749 0
0
Chemicals 0 .0%
†
PhosAgro PJSC *^∞ 7,500 0
PhosAgro PJSC, GDR Reg. S *^∞ 48 0
0
0
SAUDI ARABIA 3 .4%
Banks 2 .4%
Al Rajhi Bank 48,473 1,260,067
Arab National Bank 217,646 1,253,668
Banque Saudi Fransi 114,414 512,674
Riyad Bank 570,871 4,130,030
Saudi Awwal Bank 221,757 1,912,321
Saudi National Bank (The) 89,595 904,610
9,973,370
Construction & Engineering 0 .3%
Al Babtain Power &
Telecommunication Co. 59,768 1,025,481
Electrical Equipment 0 .3%
Riyadh Cables Group Co. 31,333 1,089,159
Metals & Mining 0 .3%
Arabian Pipes Co. 318,333 401,453
Saudi Arabian Mining Co. * 43,851 712,595
1,114,048
Oil, Gas & Consumable Fuels 0 .1%
Saudi Arabian Oil Co. Reg. S (b) 78,579 499,251
13,701,309
SOUTH AFRICA 3 .1%
Broadline Retail 0 .9%
Naspers Ltd., Class N 56,988 3,785,170
Financial Services 0 .7%
FirstRand Ltd. 543,790 2,974,671
Insurance 0 .1%
Momentum Group Ltd. 153,216 353,864
Old Mutual Ltd. 114,581 103,110
456,974
Metals & Mining 1 .4%
DRDGOLD Ltd. 166,381 521,982
Gold Fields Ltd., ADR 93,922 4,100,636
Northam Platinum Holdings Ltd. 20,261 414,108
5,036,726
Oil, Gas & Consumable Fuels 0 .0%
†
Exxaro Resources Ltd. 8,486 91,793
12,345,334
SOUTH KOREA 14 .2%
Air Freight & Logistics 0 .3%
Hyundai Glovis Co. Ltd. 10,958 1,370,113
Automobile Components 0 .2%
Hankook & Co. Co Ltd. ∞ 12,628 229,172
Hyundai Mobis Co. Ltd. 1,995 516,920
Nexen Tire Corp. 19,939 103,777
849,869
Banks 0 .9%
KB Financial Group, Inc. 25,653 2,217,653

6 - Statement of Investments - December 31, 2025 - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
SOUTH KOREA
Banks
Shinhan Financial Group Co. Ltd. 23,130 1,234,328
3,451,981
Biotechnology 0 .3%
Alteogen, Inc. * 1,475 458,830
Samsung Episholdings Co. Ltd. * 1,116 575,605
1,034,435
Capital Markets 0 .1%
Daou Technology, Inc. 10,195 272,004
Electric Utilities 0 .1%
Korea Electric Power Corp. * 15,223 494,785
Electrical Equipment 0 .4%
Bosung Power Technology Co.
Ltd. * 71,572 255,625
Ecopro Co. Ltd. 2,793 174,164
HD Hyundai Electric Co. Ltd. 1,203 647,268
LS Corp. 2,811 386,751
1,463,808
Electronic Equipment, Instruments & Components 0 .2%
Mcnex Co. Ltd. 36,860 738,291
Household Durables 0 .1%
LG Electronics, Inc. (Preference) 11,434 382,868
Interactive Media & Services 0 .0%
†
NAVER Corp. 633 106,069
Life Sciences Tools & Services 0 .4%
Samsung Biologics Co. Ltd. Reg.
S *(b) 1,487 1,742,273
Machinery 1 .5%
Hanwha Engine * 22,890 678,392
HD Hyundai Heavy Industries Co.
Ltd. 814 286,315
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 7,043 1,990,972
Samsung Heavy Industries Co.
Ltd. * 149,376 2,479,577
SNT Energy Co. Ltd. 15,583 393,926
5,829,182
Oil, Gas & Consumable Fuels 0 .3%
HD Hyundai Co. Ltd. 8,828 1,145,779
Pharmaceuticals 0 .4%
Yuhan Corp. * 19,834 1,544,807
Semiconductors & Semiconductor Equipment 3 .3%
D.I Corp. * 9,583 142,332
DB HiTek Co. Ltd. 11,981 557,540
LEENO Industrial, Inc. * 4,523 188,207
LOT Vacuum Co. Ltd. * 18,280 157,526
SK hynix, Inc. 25,394 11,499,048
TES Co. Ltd. 10,420 318,667
WONIK IPS Co. Ltd. * 6,691 310,659
13,173,979
Technology Hardware, Storage & Peripherals 5 .7%
Samsung Electronics Co. Ltd. 253,907 21,161,701
Samsung Electronics Co. Ltd.
(Preference) 35,481 2,177,414
23,339,115
56,939,358
Common Stocks
Shares Value ($)
TAIWAN 20 .3%
Communications Equipment 0 .0%
†
EZconn Corp. 3,000 128,320
Construction & Engineering 0 .4%
United Integrated Services Co.
Ltd. 56,000 1,679,943
Electrical Equipment 0 .2%
Hong TAI Electric Industrial 264,000 289,033
HUA ENG Wire & Cable Co. Ltd. 207,000 252,649
Wonderful Hi-Tech Co. Ltd. 46,000 63,773
605,455
Electronic Equipment, Instruments & Components 4 .1%
ACES Electronic Co. Ltd. 78,000 154,039
Argosy Research, Inc. 29,000 146,276
Channel Well Technology Co. Ltd. 183,000 405,293
Chunghwa Precision Test Tech Co.
Ltd. 14,000 1,006,316
Compeq Manufacturing Co. Ltd. 496,000 1,469,646
Delta Electronics, Inc. 80,000 2,434,200
Eson Precision Ind Co. Ltd. 39,000 95,068
Gold Circuit Electronics Ltd. 19,000 412,941
Holy Stone Enterprise Co. Ltd. 116,000 375,292
Hon Hai Precision Industry Co.
Ltd. 508,000 3,690,988
Ichia Technologies, Inc. 296,000 590,708
Kaimei Electronic Corp. 90,000 260,198
Lelon Electronics Corp. 308,000 1,044,095
New Era Electronics Co. Ltd. 174,000 324,908
Sea Sonic Electronics Co. Ltd. 107,000 231,567
Simplo Technology Co. Ltd. 72,000 822,266
TA-I Technology Co. Ltd. 225,000 408,559
TPK Holding Co. Ltd. 106,000 136,292
Tripod Technology Corp. 185,000 1,856,733
Unimicron Technology Corp. 45,000 312,618
Zhen Ding Technology Holding
Ltd. 32,000 143,382
16,321,385
Insurance 0 .2%
Cathay Financial Holding Co. Ltd. 284,000 683,509
Semiconductors & Semiconductor Equipment 14 .6%
ADATA Technology Co. Ltd. 46,000 402,818
Alchip Technologies Ltd. 6,000 670,254
AP Memory Technology Corp. 18,000 256,643
Ardentec Corp. 167,000 657,133
ASE Technology Holding Co. Ltd. 76,000 602,493
Contrel Technology Co. Ltd. 98,000 146,653
Keystone Microtech Corp. 12,000 157,609
King Yuan Electronics Co. Ltd. 113,000 890,086
MediaTek, Inc. 36,000 1,631,217
Powertech Technology, Inc. 174,000 948,099
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,050,000 51,296,045
Topco Scientific Co. Ltd. 66,000 611,251
Win Semiconductors Corp. 42,000 243,424
ZillTek Technology Corp. 63,000 363,758
58,877,483
Technology Hardware, Storage & Peripherals 0 .8%
Asia Vital Components Co. Ltd. 30,000 1,426,609
Asustek Computer, Inc. 109,000 1,890,408
3,317,017
81,613,112

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2025 - Statement of Investments - 7
Common Stocks
Shares Value ($)
THAILAND 1 .6%
Banks 0 .9%
Kiatnakin Phatra Bank PCL 42,400 91,321
Krung Thai Bank PCL 2,527,600 2,260,764
SCB X PCL 281,400 1,237,070
3,589,155
Food Products 0 .5%
Charoen Pokphand Foods PCL 2,775,900 1,920,687
Health Care Providers & Services 0 .0%
†
Bumrungrad Hospital PCL 26,500 132,471
Wireless Telecommunication Services 0 .2%
Advanced Info Service PCL 61,300 607,066
6,249,379
TURKEY 0 .9%
Banks 0 .1%
Turkiye Garanti Bankasi A/S 90,687 303,854
Construction & Engineering 0 .1%
Enka Insaat ve Sanayi A/S 296,459 545,430
Diversified REITs 0 .0%
†
Torunlar Gayrimenkul Yatirim
Ortakligi A/S 84,405 145,688
Metals & Mining 0 .2%
Borusan Birlesik Boru Fabrikalari
Sanayi ve Ticaret A/S * 38,898 503,671
CVK Maden Isletmeleri Sanayi ve
Ticaret A/S * 312,543 192,850
Iskenderun Demir ve Celik A/S 189,621 155,996
Kocaer Celik Sanayi ve Ticaret A/S 253,207 62,349
914,866
Oil, Gas & Consumable Fuels 0 .5%
Turkiye Petrol Rafinerileri A/S 394,752 1,698,359
3,608,197
UNITED ARAB EMIRATES 1 .4%
Banks 1 .1%
Abu Dhabi Commercial Bank
PJSC 586,070 2,282,072
Abu Dhabi Islamic Bank PJSC 147,272 832,481
Dubai Islamic Bank PJSC 219,203 552,513
Emirates NBD Bank PJSC 83,749 635,078
4,302,144
Construction & Engineering 0 .2%
NMDC Group PJSC 19,673 108,739
Orascom Construction plc Reg. S 57,129 514,969
623,708
Industrial Conglomerates 0 .1%
Dubai Investments PJSC 546,778 532,977
5,458,829
UNITED STATES 0 .5%
Biotechnology 0 .5%
BeOne Medicines Ltd., Class H * 90,600 2,105,323
Total Common Stocks
(cost $300,901,875) 398,915,520
Rights 0 .0%
†
Number of
Rights
Value ($)
BRAZIL 0 .0%
†
Banks 0 .0%
†
Banco ABC Brasil SA, expiring
02/02/26*∞ 7,410 5,412
Total Rights
(cost $0) 5,412
Repurchase Agreements 0 .8%
Principal
Amount ($)
Cantor Fitzgerald & Co., 3.84%,
dated 12/31/2025, due
1/2/2026, repurchase price
$2,160,461, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%, maturing
3/1/2026 - 11/20/2075; total
market value $2,203,200.(c)
(d) 2,160,000 2,160,000
Pershing LLC, 3.72%, dated
12/31/2025, due 1/2/2026,
repurchase price $1,000,207,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 9.00%, maturing
2/15/2026 - 12/20/2075; total
market value $1,020,000.(c)
(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $3,160,000) 3,160,000
Total Investments
(cost $304,061,875) — 100.1% 402,080,932
Liabilities in excess of other assets — (0.1)% (293,909)
NET ASSETS — 100.0%
$401,787,023

8 - Statement of Investments - December 31, 2025 - NVIT GS Emerging Markets Equity Insights Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $3,026,561, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $3,160,000.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2025
was $16,813,625 which represents 4.18% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$3,160,000.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
TA Tax Allocation

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2025 - Statement of Investments - 9
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index 69 3/2026 USD 4,869,330 96,747
Net contracts 96,747
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - December 31, 2025 - NVIT GS International Equity Insights Fund
Common Stocks 99 .5%
Shares Value ($)
AUSTRALIA 6 .2%
Banks 1 .1%
Commonwealth Bank of Australia 53,831 5,755,299
Westpac Banking Corp. 100,266 2,574,677
8,329,976
Broadline Retail 0 .6%
Wesfarmers Ltd. 81,293 4,381,933
Capital Markets 0 .0%
†
HUB24 Ltd. 1,202 76,520
Commercial Services & Supplies 0 .4%
Brambles Ltd. 178,618 2,737,908
Construction & Engineering 0 .0%
†
Monadelphous Group Ltd. 13,971 245,872
Electronic Equipment, Instruments & Components 0 .1%
Codan Ltd. 22,006 415,726
Financial Services 0 .1%
Challenger Ltd. 122,819 768,534
Health Care Providers & Services 0 .1%
Sigma Healthcare Ltd. 272,007 533,552
Health Care Technology 0 .1%
Pro Medicus Ltd. 4,460 653,078
Insurance 0 .5%
QBE Insurance Group Ltd. 107,658 1,426,232
Suncorp Group Ltd. 218,908 2,571,382
3,997,614
Metals & Mining 3 .2%
BHP Group Ltd. 53,952 1,628,059
Capricorn Metals Ltd. * 27,722 264,313
Evolution Mining Ltd. 362,958 3,053,564
Glencore plc 748,214 4,070,085
Northern Star Resources Ltd. 192,252 3,410,248
Perenti Ltd. 246,562 457,249
Perseus Mining Ltd. 278,125 1,047,317
Ramelius Resources Ltd. 200,735 554,104
Regis Resources Ltd. 262,397 1,314,089
Rio Tinto plc, ADR (a) 77,690 6,217,530
Sandfire Resources Ltd. * 128,004 1,531,213
23,547,771
45,688,484
AUSTRIA 0 .4%
Banks 0 .3%
BAWAG Group AG Reg. S (b) 9,595 1,442,282
Raiffeisen Bank International AG 20,111 899,324
2,341,606
Construction & Engineering 0 .1%
Porr Ag 7,404 278,181
Strabag SE 3,908 372,059
650,240
2,991,846
BELGIUM 0 .8%
Banks 0 .3%
KBC Ancora 22,510 1,929,089
Pharmaceuticals 0 .5%
UCB SA 12,971 3,617,835
5,546,924
Common Stocks
Shares Value ($)
CHINA 0 .6%
Automobile Components 0 .1%
Nexteer Automotive Group Ltd. 1,050,000 859,034
Banks 0 .1%
BOC Hong Kong Holdings Ltd. 80,500 407,021
Electronic Equipment, Instruments & Components 0 .1%
AAC Technologies Holdings, Inc. 122,000 609,563
Industrial Conglomerates 0 .1%
Fosun International Ltd. 2,377,500 1,334,696
Metals & Mining 0 .2%
MMG Ltd. * 984,000 1,104,673
4,314,987
DENMARK 2 .5%
Banks 1 .3%
AL Sydbank 10,518 937,872
Danske Bank A/S 123,795 6,175,544
Jyske Bank A/S (Registered) 3,325 454,710
Ringkjoebing Landbobank A/S 5,391 1,296,936
8,865,062
Biotechnology 0 .2%
Genmab A/S * 5,133 1,586,172
Zealand Pharma A/S, Class A * 2,555 185,936
1,772,108
Electrical Equipment 0 .1%
Vestas Wind Systems A/S 38,938 1,051,273
Pharmaceuticals 0 .8%
Novo Nordisk A/S, Class B 120,124 6,123,056
Textiles, Apparel & Luxury Goods 0 .1%
Pandora A/S 7,501 829,666
18,641,165
FINLAND 1 .9%
Banks 1 .4%
Nordea Bank Abp 537,415 10,130,452
Communications Equipment 0 .2%
Nokia OYJ 269,411 1,744,981
Diversified Telecommunication Services 0 .0%
†
Elisa OYJ 6,169 273,782
Machinery 0 .3%
Wartsila OYJ Abp 56,992 2,016,371
14,165,586
FRANCE 10 .5%
Aerospace & Defense 2 .6%
Airbus SE 2,007 465,530
Dassault Aviation SA 9,575 3,068,230
Safran SA 27,459 9,555,210
Thales SA 21,149 5,712,353
18,801,323
Automobile Components 0 .4%
Valeo SE 205,499 2,803,292
Chemicals 1 .4%
Air Liquide SA 55,381 10,421,863
Electrical Equipment 0 .4%
Legrand SA 13,621 2,024,162
Nexans SA 4,388 645,279
2,669,441

NVIT GS International Equity Insights Fund - December 31, 2025 - Statement of Investments - 11
Common Stocks
Shares Value ($)
FRANCE
Energy Equipment & Services 0 .2%
Vallourec SACA 15,392 283,121
Viridien * 7,416 857,837
1,140,958
Food Products 0 .9%
Danone SA 76,106 6,867,000
Ground Transportation 0 .0%
†
Ayvens SA Reg. S (b) 20,069 268,674
Health Care Equipment & Supplies 0 .5%
EssilorLuxottica SA 12,093 3,823,492
Insurance 0 .7%
AXA SA 105,276 5,063,228
Multi-Utilities 0 .4%
Engie SA 101,447 2,667,406
Office REITs 0 .1%
Gecina SA 9,213 874,107
Oil, Gas & Consumable Fuels 0 .9%
Gaztransport Et Technigaz SA 1,690 310,051
TotalEnergies SE 100,248 6,533,951
6,844,002
Retail REITs 0 .5%
Klepierre SA 49,000 1,940,106
Unibail-Rodamco-Westfield 14,112 1,533,771
3,473,877
Software 0 .2%
Dassault Systemes SE 51,239 1,431,123
Textiles, Apparel & Luxury Goods 1 .3%
Christian Dior SE 325 225,175
Hermes International SCA 3,197 7,898,826
LVMH Moet Hennessy Louis
Vuitton SE 2,287 1,724,170
9,848,171
76,997,957
GEORGIA 0 .2%
Banks 0 .2%
Lion Finance Group plc 9,558 1,186,862
TBC Bank Group plc 7,401 401,239
1,588,101
GERMANY 11 .5%
Aerospace & Defense 0 .9%
MTU Aero Engines AG 10,428 4,349,699
Rheinmetall AG 1,208 2,215,112
6,564,811
Automobile Components 0 .5%
Aumovio SE * 8,414 423,997
Continental AG 42,826 3,418,814
3,842,811
Automobiles 0 .8%
Mercedes-Benz Group AG 86,489 6,103,435
Capital Markets 1 .1%
Deutsche Bank AG (Registered) 198,397 7,716,581
Diversified Telecommunication Services 0 .1%
Deutsche Telekom AG
(Registered) 12,585 408,224
Electrical Equipment 1 .0%
Nordex SE *(a) 29,993 1,026,094
Siemens Energy AG * 42,559 6,014,765
7,040,859
Common Stocks
Shares Value ($)
GERMANY
Household Products 0 .5%
Henkel AG & Co. KGaA 38,737 2,959,368
Henkel AG & Co. KGaA
(Preference) 4,552 372,031
3,331,399
Industrial Conglomerates 1 .3%
Siemens AG (Registered) 34,601 9,717,208
Insurance 2 .1%
Allianz SE (Registered) 33,611 15,416,299
Talanx AG 5,897 787,163
16,203,462
Interactive Media & Services 0 .3%
Scout24 SE Reg. S (b) 24,883 2,508,098
Life Sciences Tools & Services 0 .2%
Sartorius AG (Preference) 4,285 1,238,885
Machinery 0 .4%
Duerr AG 11,110 294,357
Knorr-Bremse AG 21,187 2,369,285
2,663,642
Multi-Utilities 1 .2%
E.ON SE 479,491 9,089,664
Passenger Airlines 0 .0%
†
Deutsche Lufthansa AG
(Registered) 36,291 358,860
Semiconductors & Semiconductor Equipment 0 .5%
Infineon Technologies AG 78,021 3,457,021
Software 0 .5%
Nemetschek SE 6,729 733,726
SAP SE 10,716 2,621,973
3,355,699
Specialty Retail 0 .1%
Zalando SE Reg. S *(b) 14,447 428,946
84,029,605
HONG KONG 1 .6%
Automobile Components 0 .0%
†
Johnson Electric Holdings Ltd. (a) 77,000 291,751
Banks 0 .3%
Bank of East Asia Ltd. (The) 816,200 1,395,422
Dah Sing Banking Group Ltd. 118,400 161,908
Dah Sing Financial Holdings Ltd. 90,800 411,858
1,969,188
Capital Markets 0 .3%
Hong Kong Exchanges & Clearing
Ltd. 47,400 2,476,648
Food Products 0 .3%
WH Group Ltd. Reg. S (b) 2,113,500 2,353,015
Insurance 0 .3%
Prudential plc 128,505 1,982,735
Real Estate Management & Development 0 .4%
Hongkong Land Holdings Ltd. 305,300 2,118,922
Swire Properties Ltd. 266,000 716,271
2,835,193
11,908,530
INDONESIA 0 .1%
Industrial Conglomerates 0 .1%
Jardine Matheson Holdings Ltd. 13,200 900,288

12 - Statement of Investments - December 31, 2025 - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
IRELAND 0 .1%
Banks 0 .1%
AIB Group plc 81,178 872,313
ITALY 2 .1%
Banks 1 .0%
Banca Monte dei Paschi di Siena
SpA 201,817 2,148,473
Credito Emiliano SpA 13,432 240,117
FinecoBank Banca Fineco SpA 88,054 2,286,685
UniCredit SpA 30,400 2,523,677
7,198,952
Capital Markets 0 .1%
Azimut Holding SpA 5,406 225,853
Banca Generali SpA 10,636 712,398
938,251
Energy Equipment & Services 0 .1%
Saipem SpA (a) 190,227 542,364
Financial Services 0 .4%
Banca Mediolanum SpA 128,888 2,934,813
Insurance 0 .3%
Unipol Assicurazioni SpA 97,267 2,339,704
IT Services 0 .0%
†
Reply SpA 551 74,091
Leisure Products 0 .1%
Technogym SpA Reg. S (b) 32,883 620,775
Textiles, Apparel & Luxury Goods 0 .1%
Safilo Group SpA * 298,517 671,498
15,320,448
IVORY COAST 0 .3%
Metals & Mining 0 .3%
Endeavour Mining plc 37,812 1,957,867
JAPAN 24 .0%
Automobile Components 1 .0%
Exedy Corp. 12,900 462,724
KYB Corp. 6,700 191,145
Press Kogyo Co. Ltd. 40,500 209,523
Sumitomo Electric Industries Ltd. 151,200 6,121,932
6,985,324
Automobiles 0 .7%
Isuzu Motors Ltd. 242,900 3,786,663
Subaru Corp. 46,800 1,005,125
Toyota Motor Corp. 17,400 372,218
5,164,006
Banks 1 .1%
Awa Bank Ltd. (The) 7,200 200,930
Chiba Bank Ltd. (The) (a) 23,000 255,703
Chugin Financial Group, Inc. (a) 67,500 1,062,210
Hirogin Holdings, Inc. 27,100 272,847
Kyoto Financial Group, Inc. (a) 16,300 355,444
Mitsubishi UFJ Financial Group,
Inc. 77,400 1,229,135
Musashino Bank Ltd. (The) (a) 11,900 368,279
Nishi-Nippon Financial Holdings,
Inc. 10,600 217,084
Shiga Bank Ltd. (The) (a) 4,100 187,530
Sumitomo Mitsui Financial Group,
Inc. 103,600 3,334,195
Yokohama Financial Group, Inc. 71,900 592,613
8,075,970
Common Stocks
Shares Value ($)
JAPAN
Building Products 0 .4%
AGC, Inc. (a) 87,100 2,889,727
Capital Markets 0 .9%
Daiwa Securities Group, Inc. 232,200 2,034,046
IwaiCosmo Holdings, Inc. 52,500 1,097,170
Nomura Holdings, Inc. 107,700 895,895
SBI Holdings, Inc. 96,600 2,084,755
Tokai Tokyo Financial Holdings,
Inc. 127,900 559,916
6,671,782
Chemicals 0 .4%
Sakai Chemical Industry Co. Ltd.
(a) 13,200 268,178
Shin-Etsu Chemical Co. Ltd. 80,800 2,512,726
2,780,904
Commercial Services & Supplies 0 .3%
TOPPAN Holdings, Inc. 78,600 2,333,983
Construction & Engineering 0 .7%
Chudenko Corp. 25,100 720,796
Kajima Corp. 22,800 850,224
Kinden Corp. 2,600 112,876
Nishimatsu Construction Co. Ltd.
(a) 21,400 779,471
Obayashi Corp. 63,200 1,320,159
Seikitokyu Kogyo Co. Ltd. (a) 20,900 220,128
Taikisha Ltd. 14,800 311,578
Taisei Corp. 3,900 369,719
Toda Corp. 78,000 629,686
5,314,637
Construction Materials 0 .0%
†
Taiheiyo Cement Corp. 4,700 116,741
Consumer Finance 0 .2%
Acom Co. Ltd. 158,700 500,032
Credit Saison Co. Ltd. 19,500 523,991
Orient Corp. 36,900 250,605
1,274,628
Consumer Staples Distribution & Retail 0 .0%
†
Tsuruha Holdings, Inc. (a) 18,000 330,420
Distributors 0 .1%
PALTAC Corp. 16,000 492,859
Diversified Telecommunication Services 0 .4%
NTT, Inc. 2,908,900 2,934,785
Electric Utilities 0 .1%
Kyushu Electric Power Co., Inc. 84,500 906,515
Electrical Equipment 1 .5%
Fuji Electric Co. Ltd. (a) 27,200 2,061,980
Fujikura Ltd. 6,300 703,616
Idec Corp. 9,400 175,361
Mabuchi Motor Co. Ltd. (a) 79,200 727,846
Mitsubishi Electric Corp. 231,900 6,803,129
Nitto Kogyo Corp. (a) 9,100 239,237
10,711,169
Electronic Equipment, Instruments & Components 1 .1%
Ibiden Co. Ltd. (a) 4,800 204,261
Iriso Electronics Co. Ltd. (a) 33,600 690,524
Murata Manufacturing Co. Ltd. 151,400 3,143,008
Nippon Electric Glass Co. Ltd. (a) 13,700 538,974
Sumida Corp. (a) 69,400 507,340
TDK Corp. 201,500 2,850,950

NVIT GS International Equity Insights Fund - December 31, 2025 - Statement of Investments - 13
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components
V Technology Co. Ltd. 6,200 118,097
8,053,154
Energy Equipment & Services 0 .1%
Modec, Inc. (a) 13,300 1,012,371
Entertainment 0 .1%
Nintendo Co. Ltd. 6,900 466,090
Shochiku Co. Ltd. (a) 2,900 219,556
685,646
Financial Services 1 .0%
ORIX Corp. 220,900 6,421,964
Sony Financial Group, Inc. * 763,200 807,593
Tokyo Century Corp. 28,100 362,851
7,592,408
Ground Transportation 0 .2%
Kyushu Railway Co. 31,200 812,865
West Japan Railway Co. (a) 42,900 857,862
1,670,727
Hotels, Restaurants & Leisure 0 .1%
Heiwa Corp. (a) 78,500 1,016,915
Household Durables 0 .5%
Haseko Corp. 87,900 1,740,653
Sony Group Corp. 76,500 1,955,352
3,696,005
Independent Power and Renewable Electricity Producers 0 .2%
Electric Power Development Co.
Ltd. 57,000 1,151,869
Industrial Conglomerates 0 .5%
Hitachi Ltd. 107,800 3,344,349
Insurance 0 .5%
Sompo Holdings, Inc. 101,300 3,448,738
IT Services 0 .9%
Fujitsu Ltd. 86,800 2,379,848
NEC Corp. 90,500 3,051,577
Nomura Research Institute Ltd. 24,100 927,770
NSD Co. Ltd. 14,700 325,191
6,684,386
Leisure Products 0 .0%
†
Noritsu Koki Co. Ltd. 25,900 306,444
Machinery 2 .0%
Daifuku Co. Ltd. (a) 5,900 185,984
FANUC Corp. 22,300 867,909
Fuji Corp. (a) 20,600 479,568
Glory Ltd. 4,800 121,462
Hitachi Construction Machinery
Co. Ltd. (a) 34,400 1,018,228
Kyokuto Kaihatsu Kogyo Co. Ltd.
(a) 11,100 221,595
Mitsubishi Heavy Industries Ltd. 114,900 2,814,127
Mitsui E&S Co. Ltd. (a) 31,700 1,126,349
Nabtesco Corp. (a) 60,200 1,442,464
NGK Insulators Ltd. 217,000 4,647,797
Nikkiso Co. Ltd. (a) 73,700 748,003
NTN Corp. (a) 121,000 283,555
Tsugami Corp. (a) 17,700 324,993
Tsukishima Holdings Co. Ltd. 16,700 301,175
14,583,209
Media 0 .1%
Nippon Television Holdings, Inc. 6,700 162,456
Common Stocks
Shares Value ($)
JAPAN
Media
Tv Tokyo Holdings Corp. 13,900 406,711
569,167
Metals & Mining 0 .3%
JX Advanced Metals Corp. (a) 178,700 2,242,411
Nippon Steel Corp. 39,700 162,359
2,404,770
Oil, Gas & Consumable Fuels 0 .9%
Cosmo Energy Holdings Co. Ltd. 13,000 346,402
ENEOS Holdings, Inc. 857,300 6,058,271
6,404,673
Passenger Airlines 0 .1%
ANA Holdings, Inc. 43,000 816,741
Pharmaceuticals 2 .2%
Astellas Pharma, Inc. 203,800 2,722,973
Daiichi Sankyo Co. Ltd. 86,400 1,840,117
Eisai Co. Ltd. 5,900 175,040
Otsuka Holdings Co. Ltd. 14,300 807,873
Takeda Pharmaceutical Co. Ltd. 327,100 10,162,007
15,708,010
Professional Services 0 .1%
Tanseisha Co. Ltd. 51,000 513,985
Real Estate Management & Development 0 .5%
Daiwa House Industry Co. Ltd. 36,500 1,212,150
Mitsui Fudosan Co. Ltd. 74,100 843,065
Tokyu Fudosan Holdings Corp. 162,100 1,474,349
3,529,564
Semiconductors & Semiconductor Equipment 1 .7%
Advantest Corp. 32,600 4,115,554
Japan Material Co. Ltd. 89,900 889,768
Lasertec Corp. (a) 1,300 246,721
Renesas Electronics Corp. * 148,100 2,028,270
SCREEN Holdings Co. Ltd. (a) 11,500 1,114,963
SUMCO Corp. (a) 33,200 302,821
Tazmo Co. Ltd. (a) 31,800 419,844
Tokyo Electron Ltd. 3,100 680,814
Tokyo Seimitsu Co. Ltd. 13,300 940,454
Ulvac, Inc. 3,600 163,038
Yamaichi Electronics Co. Ltd. 35,300 1,321,818
12,224,065
Software 0 .1%
Trend Micro, Inc. *(a) 26,300 1,089,008
Technology Hardware, Storage & Peripherals 0 .8%
Canon, Inc. (a) 31,700 938,397
FUJIFILM Holdings Corp. 231,600 4,948,403
Ricoh Co. Ltd. (a) 31,600 277,422
6,164,222
Tobacco 0 .8%
Japan Tobacco, Inc. (a) 159,900 5,754,329
Trading Companies & Distributors 0 .4%
Inaba Denki Sangyo Co. Ltd. 14,400 234,518
Mitsubishi Corp. 98,500 2,257,063
Sumitomo Corp. 2,700 93,379
2,584,960
Wireless Telecommunication Services 1 .0%
KDDI Corp. 173,300 2,997,807
SoftBank Corp. 117,000 160,624
SoftBank Group Corp. 139,200 3,924,365
7,082,796
175,075,961

14 - Statement of Investments - December 31, 2025 - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
NETHERLANDS 4 .8%
Banks 0 .8%
ING Groep NV 206,740 5,811,708
Capital Markets 0 .0%
†
Van Lanschot Kempen NV, CVA 3,902 241,421
Construction & Engineering 0 .1%
Fugro NV (a) 8,225 82,071
Koninklijke BAM Groep NV 57,666 626,527
708,598
Financial Services 0 .3%
EXOR NV 21,739 1,842,355
Semiconductors & Semiconductor Equipment 3 .6%
ASM International NV 5,937 3,578,935
ASML Holding NV 20,395 21,800,541
BE Semiconductor Industries NV 5,536 860,881
26,240,357
34,844,439
NEW ZEALAND 0 .2%
Health Care Equipment & Supplies 0 .2%
Fisher & Paykel Healthcare Corp.
Ltd. 81,561 1,769,688
NIGERIA 0 .2%
Wireless Telecommunication Services 0 .2%
Airtel Africa plc Reg. S (b) 311,512 1,476,943
NORWAY 0 .2%
Aerospace & Defense 0 .2%
Kongsberg Gruppen ASA 48,253 1,237,042
Food Products 0 .0%
†
Orkla ASA 8,253 92,129
Marine Transportation 0 .0%
†
Wallenius Wilhelmsen ASA 16,439 164,632
1,493,803
PORTUGAL 0 .4%
Banks 0 .1%
Banco Comercial Portugues SA,
Class R 800,073 838,394
Consumer Staples Distribution & Retail 0 .0%
†
Jeronimo Martins SGPS SA 7,189 171,245
Electric Utilities 0 .3%
EDP SA 427,257 1,963,859
2,973,498
SINGAPORE 0 .7%
Aerospace & Defense 0 .1%
Singapore Technologies
Engineering Ltd. 73,700 480,846
Banks 0 .3%
Oversea-Chinese Banking Corp.
Ltd. 142,400 2,187,402
Diversified Telecommunication Services 0 .2%
Singapore Telecommunications
Ltd. 498,800 1,767,271
Industrial Conglomerates 0 .1%
Keppel Ltd. 79,000 634,132
5,069,651
Common Stocks
Shares Value ($)
SOUTH AFRICA 0 .4%
Metals & Mining 0 .4%
Anglo American plc 62,835 2,589,391
SPAIN 3 .1%
Banks 1 .9%
Banco Bilbao Vizcaya Argentaria
SA 274,873 6,429,319
Banco Santander SA 240,739 2,825,035
Bankinter SA 14,749 244,214
CaixaBank SA 230,552 2,815,556
Unicaja Banco SA Reg. S (b) 560,028 1,818,795
14,132,919
Construction & Engineering 0 .0%
†
Obrascon Huarte Lain SA * 239,634 100,270
Containers & Packaging 0 .1%
Vidrala SA 5,011 530,614
Gas Utilities 0 .2%
Naturgy Energy Group SA 40,388 1,229,762
Specialty Retail 0 .7%
Industria de Diseno Textil SA 76,851 5,062,204
Transportation Infrastructure 0 .2%
Aena SME SA Reg. S (b) 59,384 1,662,387
22,718,156
SWEDEN 2 .0%
Banks 0 .3%
Svenska Handelsbanken AB,
Class A (a) 143,728 2,096,053
Swedbank AB, Class A 7,204 250,621
2,346,674
Communications Equipment 0 .7%
Telefonaktiebolaget LM Ericsson,
Class B 489,892 4,782,412
Financial Services 0 .2%
Investor AB, Class A 19,079 677,507
Investor AB, Class B 31,266 1,115,770
1,793,277
Machinery 0 .5%
Atlas Copco AB, Class B 15,673 251,354
Epiroc AB, Class A 4,648 105,170
Epiroc AB, Class B 57,798 1,166,312
Sandvik AB 60,334 1,954,231
3,477,067
Metals & Mining 0 .2%
Boliden AB * 26,114 1,445,152
Specialty Retail 0 .1%
H & M Hennes & Mauritz AB,
Class B (a) 43,500 875,003
14,719,585
SWITZERLAND 4 .2%
Capital Markets 1 .2%
UBS Group AG (Registered) 188,295 8,704,325
Electrical Equipment 1 .7%
ABB Ltd. (Registered) 149,997 11,087,974
Accelleron Industries AG 1,800 139,669
R&S Group Holding AG * 17,702 352,626
11,580,269
Health Care Equipment & Supplies 0 .4%
Sonova Holding AG (Registered) 12,757 3,291,512

NVIT GS International Equity Insights Fund - December 31, 2025 - Statement of Investments - 15
Common Stocks
Shares Value ($)
SWITZERLAND
Life Sciences Tools & Services 0 .0%
†
Lonza Group AG (Registered) 211 142,754
Machinery 0 .2%
Burckhardt Compression Holding
AG 222 152,438
Schindler Holding AG (a) 1,773 668,174
Schindler Holding AG (Registered) 2,377 842,529
1,663,141
Professional Services 0 .5%
SGS SA (Registered) (a) 34,726 3,981,142
Specialty Retail 0 .0%
†
Avolta AG 3,000 177,922
Textiles, Apparel & Luxury Goods 0 .2%
Cie Financiere Richemont SA
(Registered) 7,093 1,530,784
31,071,849
UNITED KINGDOM 9 .7%
Aerospace & Defense 0 .6%
Babcock International Group plc 15,989 266,142
BAE Systems plc 26,126 600,611
Rolls-Royce Holdings plc 209,233 3,252,137
4,118,890
Banks 2 .8%
HSBC Holdings plc 790,837 12,398,582
Lloyds Banking Group plc 4,872,880 6,421,686
NatWest Group plc 157,030 1,369,609
20,189,877
Broadline Retail 0 .2%
Next plc 9,260 1,703,698
Capital Markets 0 .1%
IG Group Holdings plc 32,799 581,399
Investec plc 40,324 298,110
879,509
Construction & Engineering 0 .2%
Balfour Beatty plc 130,404 1,243,827
Costain Group plc 96,206 205,526
1,449,353
Consumer Staples Distribution & Retail 0 .0%
†
Tesco plc 46,784 278,546
Energy Equipment & Services 0 .1%
Hunting plc 86,917 430,925
Financial Services 0 .0%
†
Paragon Banking Group plc 20,690 236,946
Hotels, Restaurants & Leisure 0 .8%
Compass Group plc 87,633 2,788,044
InterContinental Hotels Group plc 24,202 3,390,146
6,178,190
Household Products 0 .3%
Reckitt Benckiser Group plc 28,675 2,321,561
Industrial Conglomerates 0 .2%
DCC plc (a) 16,336 1,015,295
Smiths Group plc 22,358 704,525
1,719,820
Insurance 0 .4%
Beazley plc 162,423 1,814,459
Lancashire Holdings Ltd. 89,346 767,350
2,581,809
Common Stocks
Shares Value ($)
UNITED KINGDOM
Machinery 0 .0%
†
Rotork plc 39,523 172,763
Multi-Utilities 0 .1%
National Grid plc 69,774 1,075,295
Passenger Airlines 0 .1%
easyJet plc 152,289 1,043,804
Pharmaceuticals 1 .6%
AstraZeneca plc, ADR 127,346 11,706,918
Professional Services 0 .5%
Intertek Group plc 43,610 2,704,597
RELX plc 15,123 611,699
3,316,296
Real Estate Management & Development 0 .1%
Grainger plc 211,961 518,480
Specialty Retail 0 .2%
Kingfisher plc 272,064 1,140,795
Tobacco 1 .2%
British American Tobacco plc 5,365 304,076
Imperial Brands plc 200,338 8,422,562
8,726,638
Wireless Telecommunication Services 0 .2%
Vodafone Group plc, ADR 120,727 1,594,804
71,384,917
UNITED STATES 10 .8%
Construction Materials 0 .4%
Holcim AG 33,334 3,267,844
Energy Equipment & Services 0 .4%
Tenaris SA 159,800 3,082,570
Entertainment 0 .4%
Spotify Technology SA * 4,903 2,847,221
Food Products 2 .2%
Nestle SA (Registered) 165,736 16,473,068
Health Care Equipment & Supplies 0 .8%
Alcon AG (a) 70,866 5,629,131
Hotels, Restaurants & Leisure 0 .0%
†
Carnival plc, ADR *(a) 4,156 126,051
Life Sciences Tools & Services 0 .2%
QIAGEN NV (a) 29,924 1,365,807
Oil, Gas & Consumable Fuels 0 .9%
BP plc, ADR (a) 182,265 6,330,063
Pharmaceuticals 5 .5%
GSK plc, ADR (a) 102,002 5,002,178
Novartis AG (Registered) 95,423 13,181,563
Roche Holding AG 26,852 11,097,074
Sanofi SA 111,949 10,861,038
40,141,853
79,263,608
Total Common Stocks
(cost $592,800,286) 729,375,590

16 - Statement of Investments - December 31, 2025 - NVIT GS International Equity Insights Fund
Repurchase Agreements 4 .3%
Principal
Amount ($) Value ($)
Bank of America NA, 3.85%,
dated 12/31/2025, due
1/2/2026, repurchase price
$5,001,069, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
5/1/2049 - 9/1/2050; total
market value $5,100,000.(c)
(d) 5,000,000 5,000,000
Cantor Fitzgerald & Co., 3.84%,
dated 12/31/2025, due
1/2/2026, repurchase price
$8,137,510, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%, maturing
3/1/2026 - 11/20/2075; total
market value $8,298,491.(c)
(d) 8,135,775 8,135,775
Cantor Fitzgerald & Co., 3.84%,
dated 12/31/2025, due
1/2/2026, repurchase price
$7,001,493, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%, maturing
3/1/2026 - 11/20/2075; total
market value $7,140,000.(c)
(d) 7,000,000 7,000,000
Pershing LLC, 3.72%, dated
12/31/2025, due 1/2/2026,
repurchase price $11,002,273,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 9.00%, maturing
2/15/2026 - 12/20/2075; total
market value $11,220,000.
(c)(d) 11,000,000 11,000,000
Total Repurchase Agreements
(cost $31,135,775) 31,135,775
Total Investments
(cost $623,936,061) — 103.8% 760,511,365
Liabilities in excess of other assets — (3.8)% (28,092,748)
NET ASSETS — 100.0%
$732,418,617
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $45,523,252, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $31,135,775 and by
$21,951,552 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.75%, and maturity dates ranging from 1/15/2026 -
8/15/2055, a total value of $53,087,327.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2025
was $12,579,915 which represents 1.72% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$31,135,775.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
BAM Build America Mutual
CVA Dutch Certification
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust

NVIT GS International Equity Insights Fund - December 31, 2025 - Statement of Investments - 17
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Hang Seng Index 1 1/2026 HKD 164,776 (1,573)
MSCI Singapore Index 1 1/2026 SGD 34,678 (138)
EURO STOXX 50 Index 20 3/2026 EUR 1,372,869 25,600
FTSE 100 Index 4 3/2026 GBP 535,999 6,574
SPI 200 Index 1 3/2026 AUD 144,748 2,083
TOPIX Index 3 3/2026 JPY 653,760 10,335
Net contracts 42,881
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
SGD Singapore Dollar
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - December 31, 2025 - NVIT GS Large Cap Equity Fund
Common Stocks 99 .9%
Shares Value ($)
Aerospace & Defense 3 .1%
GE Aerospace 49,147 15,138,751
Northrop Grumman Corp. 1,510 861,017
RTX Corp. 78,365 14,372,141
30,371,909
Automobile Components 0 .1%
BorgWarner, Inc. 12,820 577,669
Automobiles 2 .8%
Ford Motor Co. 564,301 7,403,629
Tesla, Inc.* 44,031 19,801,621
27,205,250
Banks 2 .9%
Bank of America Corp. 279,919 15,395,545
Citizens Financial Group, Inc. 8,571 500,632
Cullen/Frost Bankers, Inc. 2,334 295,554
FNB Corp. 39,780 680,238
JPMorgan Chase & Co. 32,334 10,418,662
PNC Financial Services
Group, Inc. (The) 2,414 503,874
27,794,505
Beverages 1 .5%
Coca-Cola Co. (The) 208,574 14,581,408
Primo Brands Corp., Class A 11,151 182,319
14,763,727
Biotechnology 2 .2%
AbbVie, Inc. 30,429 6,952,722
Exelixis, Inc.* 23,955 1,049,948
Regeneron Pharmaceuticals,
Inc. 15,195 11,728,565
Vertex Pharmaceuticals, Inc.* 1,549 702,254
Viking Therapeutics, Inc.* 9,122 320,912
20,754,401
Broadline Retail 3 .4%
Amazon.com, Inc.* 133,685 30,857,172
Macy's, Inc. 17,877 394,188
Ollie's Bargain Outlet
Holdings, Inc.* 12,151 1,331,871
32,583,231
Building Products 0 .3%
Carrier Global Corp. 53,537 2,828,895
Capital Markets 3 .1%
CME Group, Inc. 36,353 9,927,277
Coinbase Global, Inc., Class
A* 1,319 298,279
Evercore, Inc., Class A 17,264 5,874,076
Invesco Ltd. 5,903 155,072
Morgan Stanley 64,171 11,392,277
Stifel Financial Corp. 18,409 2,305,175
29,952,156
Chemicals 1 .1%
Axalta Coating Systems Ltd.* 116,233 3,755,488
Element Solutions, Inc. 15,189 379,573
Linde plc 11,801 5,031,829
Mosaic Co. (The) 62,289 1,500,542
10,667,432
Commercial Services & Supplies 0 .2%
Clean Harbors, Inc.* 7,698 1,805,027
Common Stocks
Shares Value ($)
Construction & Engineering 0 .4%
Comfort Systems USA, Inc. 3,670 3,425,174
Construction Materials 0 .5%
Vulcan Materials Co. 17,232 4,914,911
Consumer Finance 2 .0%
American Express Co. 6,741 2,493,833
OneMain Holdings, Inc. 41,058 2,773,468
SoFi Technologies, Inc.* 141,583 3,706,643
Synchrony Financial 121,690 10,152,597
19,126,541
Consumer Staples Distribution & Retail 0 .6%
Casey's General Stores, Inc. 11,226 6,204,722
Diversified Consumer Services 1 .1%
Bright Horizons Family
Solutions, Inc.* 92,658 9,395,521
Grand Canyon Education,
Inc.* 5,338 887,763
10,283,284
Diversified Telecommunication Services 0 .1%
Iridium Communications, Inc. 33,326 579,206
Electrical Equipment 0 .1%
Vertiv Holdings Co., Class A 6,167 999,116
Electronic Equipment, Instruments & Components 0 .1%
Coherent Corp.* 3,628 669,620
Energy Equipment & Services 0 .1%
Halliburton Co. 13,430 379,532
NOV, Inc. 48,593 759,508
1,139,040
Entertainment 0 .5%
Netflix, Inc.* 52,194 4,893,709
Financial Services 4 .2%
Berkshire Hathaway, Inc.,
Class B* 47,556 23,904,023
Visa, Inc., Class A 48,704 17,080,980
40,985,003
Food Products 0 .7%
Tyson Foods, Inc., Class A 117,078 6,863,112
Health Care Equipment & Supplies 1 .4%
Boston Scientific Corp.* 124,144 11,837,130
Medtronic plc 21,741 2,088,441
13,925,571
Health Care Providers & Services 2 .6%
Chemed Corp. 4,737 2,026,773
Encompass Health Corp. 8,702 923,630
Quest Diagnostics, Inc. 4,673 810,906
UnitedHealth Group, Inc. 36,246 11,965,167
Universal Health Services,
Inc., Class B 44,667 9,738,299
25,464,775
Health Care REITs 0 .6%
Alexandria Real Estate
Equities, Inc. 118,742 5,811,234
Hotel & Resort REITs 0 .1%
Park Hotels & Resorts, Inc. 117,133 1,225,211
Hotels, Restaurants & Leisure 4 .0%
Airbnb, Inc., Class A* 73,374 9,958,319

NVIT GS Large Cap Equity Fund - December 31, 2025 - Statement of Investments - 19
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Aramark 121,169 4,466,289
Dutch Bros, Inc., Class A* 30,348 1,857,904
Expedia Group, Inc. 36,696 10,396,344
Norwegian Cruise Line
Holdings Ltd.* 57,422 1,281,659
Royal Caribbean Cruises Ltd. 17,755 4,952,225
Viking Holdings Ltd.* 67,639 4,830,101
Wyndham Hotels & Resorts,
Inc. 9,653 729,381
38,472,222
Household Durables 0 .3%
DR Horton, Inc. 4,601 662,682
NVR, Inc.* 289 2,107,611
PulteGroup, Inc. 3,716 435,738
3,206,031
Household Products 0 .9%
Procter & Gamble Co. (The) 61,171 8,766,416
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 39,456 565,799
Insurance 1 .3%
Erie Indemnity Co., Class A 9,568 2,742,667
Kinsale Capital Group, Inc. 1,730 676,638
Loews Corp. 36,079 3,799,479
Marsh & McLennan Cos., Inc. 11,346 2,104,910
MetLife, Inc. 14,640 1,155,682
Principal Financial Group, Inc. 19,461 1,716,655
12,196,031
Interactive Media & Services 7 .4%
Alphabet, Inc., Class A 132,625 41,511,625
Meta Platforms, Inc., Class A 39,461 26,047,811
Reddit, Inc., Class A* 15,096 3,470,118
71,029,554
IT Services 0 .4%
International Business
Machines Corp. 13,109 3,883,017
Leisure Products 0 .0%
†
Brunswick Corp. 3,362 249,595
Life Sciences Tools & Services 0 .5%
Bio-Techne Corp. 5,705 335,511
Medpace Holdings, Inc.* 6,286 3,530,532
Revvity, Inc. 11,500 1,112,625
4,978,668
Machinery 1 .2%
Mueller Industries, Inc. 95,150 10,923,220
Nordson Corp. 2,607 626,801
Toro Co. (The) 3,914 308,110
11,858,131
Marine Transportation 1 .1%
Kirby Corp.* 92,096 10,147,137
Media 1 .4%
Charter Communications, Inc.,
Class A* 1,752 365,730
Fox Corp., Class A 133,912 9,784,950
Fox Corp., Class B 2,401 155,897
Nexstar Media Group, Inc.,
Class A 12,745 2,587,872
Common Stocks
Shares Value ($)
Media
Omnicom Group, Inc. 9,782 789,897
13,684,346
Metals & Mining 1 .4%
Anglogold Ashanti plc 12,356 1,053,720
Freeport-McMoRan, Inc. 42,805 2,174,066
Southern Copper Corp. 69,568 9,980,921
13,208,707
Oil, Gas & Consumable Fuels 1 .6%
Antero Resources Corp.* 40,002 1,378,469
APA Corp. 39,033 954,747
Chevron Corp. 47,127 7,182,626
ConocoPhillips 61,815 5,786,502
15,302,344
Passenger Airlines 0 .9%
Delta Air Lines, Inc. 52,023 3,610,396
Southwest Airlines Co. 118,833 4,911,368
8,521,764
Pharmaceuticals 3 .9%
Bristol-Myers Squibb Co. 116,542 6,286,275
Eli Lilly & Co. 14,607 15,697,851
Johnson & Johnson 65,853 13,628,278
Zoetis, Inc., Class A 19,686 2,476,893
38,089,297
Professional Services 1 .5%
CACI International, Inc., Class
A* 9,030 4,811,274
Equifax, Inc. 5,284 1,146,523
SS&C Technologies Holdings,
Inc. 92,664 8,100,687
14,058,484
Residential REITs 0 .8%
Camden Property Trust 53,990 5,943,219
Invitation Homes, Inc. 57,721 1,604,067
7,547,286
Semiconductors & Semiconductor Equipment 11 .7%
Broadcom, Inc. 75,974 26,294,601
Entegris, Inc. 12,947 1,090,785
Micron Technology, Inc. 31,984 9,128,553
MKS, Inc. 2,641 422,032
NVIDIA Corp. 369,551 68,921,262
Texas Instruments, Inc. 42,793 7,424,158
113,281,391
Software 12 .9%
Dolby Laboratories, Inc., Class
A 79,854 5,128,224
Fortinet, Inc.* 100,506 7,981,181
Intuit, Inc. 10,823 7,169,372
Microsoft Corp. 136,715 66,118,108
Oracle Corp. 71,892 14,012,470
Palantir Technologies, Inc.,
Class A* 7,510 1,334,903
Palo Alto Networks, Inc.* 44,791 8,250,502
Rubrik, Inc., Class A* 19,794 1,513,845
Samsara, Inc., Class A* 47,854 1,696,424
ServiceNow, Inc.* 71,675 10,979,893
Strategy, Inc., Class A* 1,306 198,447
124,383,369

20 - Statement of Investments - December 31, 2025 - NVIT GS Large Cap Equity Fund
Common Stocks
Shares Value ($)
Specialized REITs 0 .4%
Equinix, Inc. 987 756,200
Public Storage 10,572 2,743,434
Weyerhaeuser Co. 18,770 444,661
3,944,295
Specialty Retail 1 .4%
Carvana Co., Class A* 558 235,487
TJX Cos., Inc. (The) 86,331 13,261,305
13,496,792
Technology Hardware, Storage & Peripherals 6 .5%
Apple, Inc. 203,238 55,252,283
Western Digital Corp. 43,545 7,501,497
62,753,780
Textiles, Apparel & Luxury Goods 0 .4%
Birkenstock Holding plc* 34,651 1,417,226
Ralph Lauren Corp., Class A 7,369 2,605,752
4,022,978
Tobacco 1 .5%
Philip Morris International, Inc. 89,898 14,419,639
Trading Companies & Distributors 0 .0%
†
Watsco, Inc. 836 281,690
Wireless Telecommunication Services 0 .6%
T-Mobile US, Inc. 27,902 5,665,222
Total Investments
(cost $689,885,436) — 99.9% 963,828,416
Other assets in excess of liabilities — 0.1% 509,697
NET ASSETS — 100.0%
$ 964,338,113
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
REIT Real Estate Investment Trust

NVIT GS Small Cap Equity Insights Fund - December 31, 2025 - Statement of Investments - 21
Common Stocks 99 .4%
Shares Value ($)
Aerospace & Defense 1 .5%
Astronics Corp.* 1,391 75,448
Byrna Technologies, Inc.* 2,547 42,764
Mercury Systems, Inc.*(a) 12,177 889,043
Moog, Inc., Class A 7,390 1,799,834
Redwire Corp.*(a) 19,185 145,806
2,952,895
Automobile Components 1 .4%
Adient plc* 32,002 613,478
American Axle &
Manufacturing Holdings,
Inc.*(a) 69,954 448,405
Dana, Inc. 21,672 514,927
LCI Industries(a) 7,467 906,046
Solid Power, Inc.*(a) 65,101 276,679
2,759,535
Banks 8 .2%
Ameris Bancorp(a) 12,627 937,807
Associated Banc-Corp. 34,980 901,085
BancFirst Corp.(a) 3,214 340,748
Bank of Hawaii Corp. 7,002 478,727
Capitol Federal Financial, Inc. 64,718 440,730
Chemung Financial Corp. 3,319 185,200
City Holding Co. 473 56,382
Community Trust Bancorp, Inc. 9,753 551,044
Dime Community Bancshares,
Inc. 2,875 86,509
FB Financial Corp. 910 50,778
First Bancorp, Inc. (The) 3,325 87,913
First Financial Bancorp(a) 26,430 661,279
First Financial Bankshares,
Inc. 5,448 162,732
First Merchants Corp. 10,946 410,256
Flushing Financial Corp. 4,623 70,131
Glacier Bancorp, Inc. 5,867 258,441
Hancock Whitney Corp.(a) 11,990 763,523
Hanmi Financial Corp. 6,538 176,722
Heritage Commerce Corp. 33,024 396,618
Home Bancorp, Inc. 3,097 179,007
Hope Bancorp, Inc. 7,737 84,798
International Bancshares Corp. 12,102 804,057
Kearny Financial Corp. 3,620 26,824
National Bank Holdings Corp.,
Class A 2,219 84,344
Northrim Bancorp, Inc. 14,840 394,892
Origin Bancorp, Inc. 727 27,342
Park National Corp. 137 20,849
Provident Financial Services,
Inc. 26,865 530,584
Red River Bancshares, Inc. 228 16,286
Seacoast Banking Corp. of
Florida 1,329 41,757
ServisFirst Bancshares, Inc. 9,626 691,051
SmartFinancial, Inc. 676 25,005
Sound Financial Bancorp, Inc. 707 30,846
Southern First Bancshares,
Inc.* 5,940 306,029
Southside Bancshares, Inc. 11,397 346,355
Texas Capital Bancshares,
Inc.* 9,774 884,938
Timberland Bancorp, Inc. 335 11,993
TriCo Bancshares 13,855 656,311
Common Stocks
Shares Value ($)
Banks
TrustCo Bank Corp. 15,524 641,607
Trustmark Corp. 16,827 655,412
United Bankshares, Inc.(a) 24,852 954,317
United Community Banks, Inc. 20,352 635,389
Washington Trust Bancorp,
Inc.(a) 6,485 191,632
WesBanco, Inc. 23,822 791,843
Westamerica Bancorp 4,630 221,453
16,271,546
Biotechnology 9 .0%
ACADIA Pharmaceuticals,
Inc.*(a) 11,545 308,367
Allogene Therapeutics, Inc.*(a) 117,603 161,116
Amicus Therapeutics, Inc.* 77,865 1,108,798
Annexon, Inc.* 105,886 531,548
Apogee Therapeutics, Inc.* 2,702 203,947
Arcturus Therapeutics
Holdings, Inc.*(a) 17,421 106,791
Arcutis Biotherapeutics, Inc.* 4,850 140,844
Aurinia Pharmaceuticals, Inc.* 18,942 302,125
BioCryst Pharmaceuticals,
Inc.*(a) 11,277 87,961
Bridgebio Pharma, Inc.* 4,017 307,260
Celcuity, Inc.*(a) 1,154 115,100
Celldex Therapeutics, Inc.*(a) 6,952 188,816
CG oncology, Inc.*(a) 6,233 258,794
Cogent Biosciences, Inc.* 13,045 463,358
Corvus Pharmaceuticals, Inc.* 14,730 113,421
CRISPR Therapeutics AG* 3,943 206,771
Cullinan Therapeutics, Inc.* 23,011 238,164
Denali Therapeutics, Inc.* 58,804 970,854
Design Therapeutics, Inc.*(a) 21,319 199,972
Dyne Therapeutics, Inc.* 20,203 395,171
Enanta Pharmaceuticals, Inc.* 8,755 138,066
Erasca, Inc.* 93,169 346,589
Heron Therapeutics, Inc.*(a) 33,640 43,732
Ideaya Biosciences, Inc.*(a) 13,634 471,327
Immunome, Inc.* 1,234 26,506
Janux Therapeutics, Inc.* 2,998 41,372
Keros Therapeutics, Inc.* 10,188 207,428
Kodiak Sciences, Inc.* 9,526 266,347
Krystal Biotech, Inc.*(a) 91 22,435
Kymera Therapeutics, Inc.* 5,370 417,840
Larimar Therapeutics, Inc.*(a) 52,135 198,634
Lexeo Therapeutics, Inc.*(a) 21,707 215,550
Madrigal Pharmaceuticals,
Inc.* 1,780 1,036,565
Mineralys Therapeutics, Inc.* 11,527 418,315
Mirum Pharmaceuticals, Inc.* 11,531 910,834
Monte Rosa Therapeutics,
Inc.* 1,920 30,106
Myriad Genetics, Inc.* 52,573 323,324
Nurix Therapeutics, Inc.*(a) 20,359 386,210
Nuvalent, Inc., Class A* 2,932 294,930
ORIC Pharmaceuticals,
Inc.*(a) 6,453 52,786
Praxis Precision Medicines,
Inc.* 1,719 506,658
Protagonist Therapeutics,
Inc.*(a) 4,320 377,309
Prothena Corp. plc* 26,286 251,031

22 - Statement of Investments - December 31, 2025 - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Biotechnology
PTC Therapeutics, Inc.* 4,962 376,914
Puma Biotechnology, Inc.* 26,031 154,884
Relay Therapeutics, Inc.* 4,145 35,067
Rhythm Pharmaceuticals, Inc.* 1,158 123,952
Rigel Pharmaceuticals, Inc.* 15,884 680,312
Spyre Therapeutics, Inc.* 3,799 124,455
Syndax Pharmaceuticals,
Inc.*(a) 10,566 221,992
TG Therapeutics, Inc.*(a) 20,421 608,750
Travere Therapeutics, Inc.* 7,649 292,268
Vera Therapeutics, Inc., Class
A* 15,524 786,135
Veracyte, Inc.*(a) 14,275 600,977
Viridian Therapeutics, Inc.* 16,597 516,499
17,915,277
Broadline Retail 0 .1%
Kohl's Corp. 12,290 250,839
Savers Value Village, Inc.* 3,093 28,888
279,727
Building Products 0 .3%
Griffon Corp. 8,253 607,833
Tecnoglass, Inc.(a) 1,665 83,783
691,616
Capital Markets 2 .0%
BGC Group, Inc., Class A 46,765 417,611
Cohen & Steers, Inc. 9,726 610,598
GCM Grosvenor, Inc., Class
A(a) 48,327 547,062
Piper Sandler Cos. 2,242 761,630
Silvercrest Asset Management
Group, Inc., Class A 3,536 53,712
Victory Capital Holdings, Inc.,
Class A(a) 19,163 1,208,994
Virtus Investment Partners,
Inc. 204 33,282
WisdomTree, Inc.(a) 31,735 386,850
4,019,739
Chemicals 1 .4%
Aspen Aerogels, Inc.* 6,331 17,917
Avient Corp. 2,486 77,663
Innospec, Inc. 15,692 1,201,066
Minerals Technologies, Inc. 13,196 804,296
Perimeter Solutions, Inc.* 4,518 124,380
Stepan Co. 10,868 514,708
2,740,030
Commercial Services & Supplies 1 .2%
Deluxe Corp.(a) 1,391 31,061
Ennis, Inc. 16,353 294,518
Healthcare Services Group,
Inc.* 44,024 841,739
HNI Corp. 4,697 197,462
Interface, Inc., Class A 1,065 29,735
Montrose Environmental
Group, Inc.*(a) 39,856 989,624
Pitney Bowes, Inc. 1,635 17,282
2,401,421
Communications Equipment 0 .7%
Applied Optoelectronics, Inc.* 7,385 257,441
Calix, Inc.* 4,459 236,015
Common Stocks
Shares Value ($)
Communications Equipment
CommScope Holding Co.,
Inc.* 39,719 720,106
Viavi Solutions, Inc.* 12,987 231,428
1,444,990
Construction & Engineering 2 .5%
Arcosa, Inc. 1,363 144,914
Argan, Inc. 1,718 538,284
Construction Partners, Inc.,
Class A*(a) 2,086 226,435
Dycom Industries, Inc.* 2,067 698,439
Great Lakes Dredge & Dock
Corp.* 1,922 25,217
Limbach Holdings, Inc.*(a) 731 56,908
Matrix Service Co.* 7,807 91,342
MYR Group, Inc.* 4,279 934,962
Primoris Services Corp.(a) 11,410 1,416,438
Tutor Perini Corp.(a) 13,564 909,059
5,041,998
Construction Materials 0 .7%
Knife River Corp.* 2,335 164,267
United States Lime & Minerals,
Inc.(a) 9,574 1,146,391
1,310,658
Consumer Finance 2 .6%
Dave, Inc.* 2,198 486,659
Encore Capital Group, Inc.*(a) 20,211 1,098,468
Enova International, Inc.* 6,264 984,701
FirstCash Holdings, Inc. 2,957 471,287
LendingClub Corp.* 5,919 112,106
LendingTree, Inc.* 442 23,466
Medallion Financial Corp. 8,477 87,228
OppFi, Inc.(a) 21,475 224,628
PROG Holdings, Inc. 35,438 1,045,067
Regional Management Corp. 15,882 615,427
5,149,037
Containers & Packaging 0 .3%
O-I Glass, Inc.* 41,540 613,130
Diversified Consumer Services 2 .4%
Adtalem Global Education,
Inc.* 366 37,870
American Public Education,
Inc.* 10,191 385,220
European Wax Center, Inc.,
Class A* 111,654 401,954
Frontdoor, Inc.* 4,876 281,296
Graham Holdings Co., Class B 660 725,076
Laureate Education, Inc.* 48,771 1,642,120
McGraw Hill, Inc.* 14,950 246,675
Perdoceo Education Corp.(a) 22,799 668,695
Universal Technical Institute,
Inc.* 14,123 369,034
4,757,940
Diversified REITs 0 .1%
Alpine Income Property Trust,
Inc.(a) 7,217 120,668
Diversified Telecommunication Services 0 .5%
ATN International, Inc. 3,414 77,839
Bandwidth, Inc., Class A* 19,456 300,595

NVIT GS Small Cap Equity Insights Fund - December 31, 2025 - Statement of Investments - 23
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Liberty Latin America Ltd.,
Class A* 61,586 455,121
Liberty Latin America Ltd.,
Class C* 27,753 207,037
1,040,592
Electric Utilities 0 .0%
†
Oklo, Inc., Class A*(a) 702 50,376
Electrical Equipment 1 .9%
American Superconductor
Corp.* 11,451 329,560
Amprius Technologies, Inc.*(a) 18,103 142,833
Array Technologies, Inc.*(a) 5,591 51,549
Bloom Energy Corp., Class A* 17,880 1,553,593
Eos Energy Enterprises,
Inc.*(a) 13,590 155,741
Nextpower, Inc., Class A* 8,340 726,497
NuScale Power Corp., Class
A*(a) 8,447 119,694
Plug Power, Inc.*(a) 25,747 50,722
Powell Industries, Inc.(a) 897 285,946
Preformed Line Products
Co.(a) 1,794 370,838
Thermon Group Holdings, Inc.* 1,109 41,210
3,828,183
Electronic Equipment, Instruments & Components 4 .1%
908 Devices, Inc.*(a) 13,380 70,245
Advanced Energy Industries,
Inc.(a) 3,972 831,618
Fabrinet* 4,071 1,853,445
Knowles Corp.* 51,648 1,106,817
Novanta, Inc.* 252 29,985
OSI Systems, Inc.* 250 63,765
PC Connection, Inc. 529 30,555
Sanmina Corp.*(a) 9,602 1,440,972
TTM Technologies, Inc.* 25,056 1,728,864
Vishay Intertechnology, Inc.(a) 66,306 960,774
8,117,040
Energy Equipment & Services 2 .3%
Borr Drilling Ltd. 73,991 298,184
Core Laboratories, Inc.(a) 37,355 598,801
Expro Group Holdings NV* 25,535 340,892
Helix Energy Solutions Group,
Inc.* 30,551 191,555
Liberty Energy, Inc., Class A 7,738 142,843
Noble Corp. plc 9,570 270,257
Oceaneering International,
Inc.*(a) 50,504 1,213,611
Patterson-UTI Energy, Inc.(a) 133,589 816,229
Seadrill Ltd.* 17,817 616,468
Transocean Ltd.* 42,791 176,727
4,665,567
Entertainment 0 .4%
AMC Entertainment Holdings,
Inc., Class A*(a) 42,253 65,915
Cinemark Holdings, Inc.(a) 11,709 272,117
CuriosityStream, Inc. 16,554 62,905
Madison Square Garden
Entertainment Corp., Class
A*(a) 5,433 292,784
Common Stocks
Shares Value ($)
Entertainment
Starz Entertainment Corp. 3,157 36,937
730,658
Financial Services 1 .6%
Alerus Financial Corp. 3,263 73,483
Banco Latinoamericano de
Comercio Exterior SA, Class
E 30,232 1,348,347
Burford Capital Ltd.(a) 35,945 320,630
Marqeta, Inc., Class A*(a) 2,411 11,452
NCR Atleos Corp.*(a) 13,621 519,096
Pagseguro Digital Ltd., Class A 56,620 545,817
Payoneer Global, Inc.* 3,526 19,816
Paysign, Inc.*(a) 5,708 29,396
Remitly Global, Inc.* 9,523 131,417
Security National Financial
Corp., Class A* 5,407 48,717
Velocity Financial, Inc.* 4,340 90,099
3,138,270
Food Products 0 .6%
Alico, Inc.(a) 1,062 38,635
BRC, Inc., Class A*(a) 50,108 55,620
Cal-Maine Foods, Inc. 12,695 1,010,141
SunOpta, Inc.* 30,152 114,578
1,218,974
Gas Utilities 0 .4%
New Jersey Resources Corp. 817 37,680
ONE Gas, Inc. 10,089 779,375
817,055
Ground Transportation 0 .0%
†
FTAI Infrastructure, Inc. 5,898 27,190
Health Care Equipment & Supplies 4 .6%
Accuray, Inc.* 18,789 15,493
Artivion, Inc.*(a) 9,452 431,106
AtriCure, Inc.* 25,733 1,017,997
Cerus Corp.*(a) 123,821 255,071
CVRx, Inc.* 3,500 24,850
Delcath Systems, Inc.*(a) 17,562 177,376
Embecta Corp. 20,455 243,005
Glaukos Corp.* 13,482 1,522,253
Haemonetics Corp.* 6,263 501,979
Inogen, Inc.* 29,241 196,500
Integer Holdings Corp.* 9,047 709,556
iRadimed Corp. 8,199 797,599
iRhythm Technologies, Inc.* 5,039 894,120
LeMaitre Vascular, Inc.(a) 5,686 461,135
Pulmonx Corp.*(a) 8,865 19,592
RxSight, Inc.* 21,430 223,301
SI-BONE, Inc.* 18,171 358,332
TransMedics Group, Inc.*(a) 10,134 1,232,801
9,082,066
Health Care Providers & Services 3 .4%
Addus HomeCare Corp.*(a) 495 53,158
agilon health, Inc.*(a) 146,131 100,640
Castle Biosciences, Inc.* 1,827 71,070
Community Health Systems,
Inc.* 25,082 78,256
CorVel Corp.* 2,862 193,672
Enhabit, Inc.* 22,569 208,086
Fulgent Genetics, Inc.* 5,109 134,213

24 - Statement of Investments - December 31, 2025 - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
GeneDx Holdings Corp., Class
A* 3,034 394,602
Guardant Health, Inc.*(a) 14,648 1,496,147
HealthEquity, Inc.* 9,928 909,504
Hims & Hers Health, Inc.*(a) 13,624 442,371
LifeStance Health Group, Inc.* 100,702 708,942
Nano-X Imaging Ltd.*(a) 14,757 41,320
OPKO Health, Inc.*(a) 152,810 192,541
Pennant Group, Inc. (The)* 18,160 511,204
Privia Health Group, Inc.* 20,357 482,665
Progyny, Inc.* 3,508 90,085
Talkspace, Inc.* 10,999 39,926
Viemed Healthcare, Inc.* 81,367 604,557
6,752,959
Health Care REITs 0 .6%
Global Medical REIT, Inc.(a) 6,806 229,635
Sabra Health Care REIT, Inc.
(a) 51,263 970,921
1,200,556
Health Care Technology 0 .1%
Phreesia, Inc.* 8,773 148,439
Schrodinger, Inc.* 2,765 49,438
197,877
Hotel & Resort REITs 1 .7%
Apple Hospitality REIT, Inc. 100,841 1,194,966
Braemar Hotels & Resorts,
Inc.(a) 10,463 30,029
Chatham Lodging Trust 95,282 648,870
RLJ Lodging Trust(a) 107,825 803,296
Service Properties Trust(a) 11,301 20,794
Xenia Hotels & Resorts, Inc.(a) 56,138 793,791
3,491,746
Hotels, Restaurants & Leisure 1 .3%
Bloomin' Brands, Inc.(a) 9,714 59,935
Brightstar Lottery plc 54,766 847,778
First Watch Restaurant Group,
Inc.* 9,776 147,422
Global Business Travel Group
I*(a) 14,573 111,484
Lindblad Expeditions Holdings,
Inc.* 5,764 83,117
Monarch Casino & Resort, Inc. 644 61,631
Portillo's, Inc., Class A*(a) 8,268 37,537
Red Rock Resorts, Inc., Class
A(a) 8,512 527,318
Shake Shack, Inc., Class A* 1,501 121,836
Super Group SGHC Ltd. 44,778 535,097
2,533,155
Household Durables 0 .9%
Century Communities, Inc. 12,848 762,529
Champion Homes, Inc.* 1,829 154,550
Dream Finders Homes, Inc.,
Class A* 19,725 337,297
La-Z-Boy, Inc. 5,111 190,487
LGI Homes, Inc.* 2,149 92,321
Lovesac Co. (The)* 4,198 61,921
Meritage Homes Corp. 2,876 189,241
1,788,346
Common Stocks
Shares Value ($)
Household Products 0 .4%
Energizer Holdings, Inc.(a) 41,357 822,591
Independent Power and Renewable Electricity Producers
0 .6%
Hallador Energy Co.* 1,558 29,665
Ormat Technologies, Inc. 10,207 1,127,567
1,157,232
Industrial REITs 0 .3%
LXP Industrial Trust(a) 10,199 505,666
Insurance 2 .4%
AMERISAFE, Inc. 25,388 975,153
HCI Group, Inc. 1,238 237,312
Investors Title Co.(a) 993 247,893
Octave Specialty Group, Inc.* 25,638 199,464
Oscar Health, Inc., Class A* 19,536 280,732
Safety Insurance Group, Inc. 9,656 752,299
Selective Insurance Group,
Inc. 2,146 179,556
Stewart Information Services
Corp. 16,444 1,155,355
Tiptree, Inc., Class A 11,121 203,181
Universal Insurance Holdings,
Inc. 17,839 602,958
4,833,903
Interactive Media & Services 0 .5%
EverQuote, Inc., Class A* 4,975 134,325
fuboTV, Inc.*(a) 61,332 154,557
Grindr, Inc.*(a) 10,052 136,104
QuinStreet, Inc.* 40,162 577,128
1,002,114
IT Services 0 .4%
Applied Digital Corp.*(a) 11,987 293,921
BigBear.ai Holdings, Inc.*(a) 9,020 48,708
DigitalOcean Holdings, Inc.*(a) 4,250 204,510
Fastly, Inc., Class A* 26,235 267,073
814,212
Leisure Products 0 .9%
JAKKS Pacific, Inc. 2,597 43,837
MasterCraft Boat Holdings,
Inc.*(a) 25,643 484,909
Peloton Interactive, Inc., Class
A* 98,559 607,124
Smith & Wesson Brands, Inc. 9,272 91,515
Topgolf Callaway Brands
Corp.* 55,036 642,270
1,869,655
Life Sciences Tools & Services 1 .0%
10X Genomics, Inc., Class A* 27,454 447,775
Adaptive Biotechnologies
Corp.* 60,673 985,330
Cytek Biosciences, Inc.*(a) 74,881 378,149
Maravai LifeSciences
Holdings, Inc., Class A*(a) 31,501 102,378
Niagen Bioscience, Inc.* 5,628 35,794
1,949,426
Machinery 2 .5%
Aebi Schmidt Holding AG 19,468 246,270
Atmus Filtration Technologies,
Inc. 9,635 500,153

NVIT GS Small Cap Equity Insights Fund - December 31, 2025 - Statement of Investments - 25
Common Stocks
Shares Value ($)
Machinery
Chart Industries, Inc.* 3,457 712,937
ESCO Technologies, Inc. 4,811 940,021
Federal Signal Corp. 5,011 544,145
Gencor Industries, Inc.* 5,075 65,772
Gorman-Rupp Co. (The)(a) 301 14,373
Hyster-Yale, Inc. 1,020 30,304
Kadant, Inc. 688 196,094
Kennametal, Inc. 1,063 30,200
Microvast Holdings, Inc.* 51,753 144,908
Miller Industries, Inc. 14,282 533,718
Omega Flex, Inc. 3,376 99,389
Palladyne AI Corp.*(a) 13,508 57,544
Proto Labs, Inc.* 3,845 194,519
REV Group, Inc. 12,169 739,997
Wabash National Corp. 2,275 19,679
5,070,023
Marine Transportation 1 .0%
Costamare Bulkers Holdings
Ltd.* 2,273 35,027
Costamare, Inc. 43,064 679,980
Matson, Inc. 3,683 455,035
Pangaea Logistics Solutions
Ltd. 34,266 235,750
Safe Bulkers, Inc. 138,205 666,148
2,071,940
Media 0 .6%
AMC Networks, Inc., Class A* 13,713 130,548
Cable One, Inc.(a) 5,422 611,873
Entravision Communications
Corp., Class A 62,540 183,242
Gray Media, Inc.(a) 38,973 188,629
USA TODAY Co., Inc.*(a) 15,695 80,829
1,195,121
Metals & Mining 2 .9%
Century Aluminum Co.* 4,571 179,092
Coeur Mining, Inc.* 87,820 1,565,831
Hecla Mining Co. 109,169 2,094,953
Ivanhoe Electric, Inc.*(a) 15,474 247,274
Novagold Resources, Inc.* 126,309 1,177,200
SSR Mining, Inc.* 12,795 280,466
US Gold Corp.*(a) 13,060 253,495
5,798,311
Mortgage Real Estate Investment Trusts (REITs) 0 .6%
BrightSpire Capital, Inc., Class
A 32,144 180,006
Invesco Mortgage Capital, Inc.
(a) 27,367 230,157
Ladder Capital Corp., Class
A(a) 20,639 226,823
Nexpoint Real Estate Finance,
Inc.(a) 12,316 173,409
Orchid Island Capital, Inc.(a) 24,860 178,992
TPG RE Finance Trust, Inc. 26,192 225,513
1,214,900
Multi-Utilities 0 .3%
Black Hills Corp. 7,232 502,045
Office REITs 0 .5%
Douglas Emmett, Inc.(a) 89,829 987,221
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels 1 .9%
Clean Energy Fuels Corp.* 40,387 84,813
Core Natural Resources, Inc.
(a) 2,411 213,398
Crescent Energy Co., Class A 9,490 79,621
DHT Holdings, Inc. 20,044 244,737
Diversified Energy Co. 28,431 411,681
Encore Energy Corp.*(a) 36,859 91,410
Energy Fuels, Inc.*(a) 8,186 119,024
Golar LNG Ltd. 9,546 355,207
Granite Ridge Resources, Inc.
(a) 5,074 23,848
Infinity Natural Resources,
Inc., Class A* 2,169 31,949
Magnolia Oil & Gas Corp.,
Class A(a) 21,707 475,166
Par Pacific Holdings, Inc.*(a) 8,739 307,088
PBF Energy, Inc., Class A 3,321 90,066
Peabody Energy Corp.(a) 7,415 220,226
REX American Resources
Corp.* 1,572 50,807
SFL Corp. Ltd.(a) 63,253 494,006
SM Energy Co. 717 13,408
Uranium Energy Corp.*(a) 36,098 421,625
VAALCO Energy, Inc. 7,232 26,324
3,754,404
Passenger Airlines 1 .5%
Allegiant Travel Co.*(a) 5,871 500,620
JetBlue Airways Corp.*(a) 218,700 995,085
SkyWest, Inc.* 12,908 1,296,092
Sun Country Airlines Holdings,
Inc.* 11,378 163,730
2,955,527
Personal Care Products 0 .2%
Herbalife Ltd.* 24,617 317,313
Pharmaceuticals 2 .3%
Aclaris Therapeutics, Inc.* 39,629 119,283
Amneal Pharmaceuticals, Inc.* 63,481 799,861
Arvinas, Inc.* 15,032 178,279
Atea Pharmaceuticals, Inc.* 6,055 21,616
Axsome Therapeutics, Inc.* 2,998 547,555
Collegium Pharmaceutical,
Inc.* 8,732 404,292
Crinetics Pharmaceuticals,
Inc.*(a) 6,544 304,623
Edgewise Therapeutics, Inc.* 5,193 128,864
EyePoint, Inc.*(a) 7,129 130,247
Harmony Biosciences
Holdings, Inc.* 8,456 316,423
Innoviva, Inc.* 2,823 56,432
Ligand Pharmaceuticals, Inc.* 808 152,769
Liquidia Corp.*(a) 8,013 276,368
SIGA Technologies, Inc. 30,563 186,740
Supernus Pharmaceuticals,
Inc.* 4,044 200,987
Tarsus Pharmaceuticals,
Inc.*(a) 1,957 160,239
Terns Pharmaceuticals, Inc.* 12,614 509,606
Theravance Biopharma, Inc.* 2,763 51,696
Third Harmonic Bio, Inc.*∞ 12,914 0
4,545,880

26 - Statement of Investments - December 31, 2025 - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Professional Services 1 .6%
Alight, Inc., Class A 378,372 737,825
ICF International, Inc. 776 66,193
Innodata, Inc.*(a) 3,273 166,759
Legalzoom.com, Inc.* 74,848 743,241
Planet Labs PBC* 15,851 312,582
Verra Mobility Corp., Class A* 55,367 1,240,774
3,267,374
Real Estate Management & Development 0 .4%
Compass, Inc., Class A* 13,924 147,177
Douglas Elliman, Inc.* 33,408 79,177
Forestar Group, Inc.* 6,220 153,198
FRP Holdings, Inc.*(a) 9,825 223,912
Kennedy-Wilson Holdings, Inc.
(a) 26,794 259,098
862,562
Residential REITs 1 .0%
NexPoint Residential Trust,
Inc. 36,167 1,088,627
UMH Properties, Inc.(a) 61,983 986,149
2,074,776
Retail REITs 1 .6%
Acadia Realty Trust(a) 8,159 167,586
CBL & Associates Properties,
Inc.(a) 17,454 645,798
FrontView REIT, Inc.(a) 3,560 52,546
Macerich Co. (The) 10,595 195,584
Phillips Edison & Co., Inc. 15,142 538,601
Tanger, Inc.(a) 4,984 166,316
Urban Edge Properties 61,886 1,187,592
Whitestone REIT 12,080 167,791
3,121,814
Semiconductors & Semiconductor Equipment 3 .4%
ACM Research, Inc., Class A* 5,325 210,071
Axcelis Technologies, Inc.*(a) 2,342 188,156
Credo Technology Group
Holding Ltd.* 10,461 1,505,233
Diodes, Inc.* 18,985 936,720
FormFactor, Inc.* 2,860 159,531
MaxLinear, Inc., Class A* 43,401 756,479
Rigetti Computing, Inc.*(a) 13,433 297,541
Semtech Corp.* 11,100 817,959
Silicon Laboratories, Inc.* 10,005 1,307,654
SiTime Corp.* 1,509 532,964
6,712,308
Software 5 .3%
A10 Networks, Inc. 6,766 119,691
Adeia, Inc. 16,475 284,194
Appian Corp., Class A* 1,005 35,597
Arteris, Inc.* 35,303 547,196
Box, Inc., Class A*(a) 27,666 827,490
C3.ai, Inc., Class A*(a) 18,817 253,653
Cerence, Inc.*(a) 14,590 155,967
Cipher Mining, Inc.*(a) 3,683 54,361
Cleanspark, Inc.*(a) 25,905 262,159
Clear Secure, Inc., Class A 17,119 600,534
Commvault Systems, Inc.* 5,429 680,579
Consensus Cloud Solutions,
Inc.* 7,668 167,316
Core Scientific, Inc.* 18,417 268,152
D-Wave Quantum, Inc.*(a) 21,523 562,826
Common Stocks
Shares Value ($)
Software
Five9, Inc.* 13,762 275,928
Hut 8 Corp.*(a) 4,307 197,864
Intapp, Inc.* 2,507 114,871
InterDigital, Inc.(a) 2,710 862,810
MARA Holdings, Inc.*(a) 15,904 142,818
Mitek Systems, Inc.* 16,056 169,391
Pagaya Technologies Ltd.,
Class A* 19,208 401,447
Q2 Holdings, Inc.* 3,258 235,097
Red Violet, Inc.(a) 6,153 350,413
Rezolve AI plc*(a) 7,048 18,113
Riot Platforms, Inc.*(a) 25,385 321,628
SoundHound AI, Inc., Class
A*(a) 17,864 178,104
Terawulf, Inc.*(a) 28,522 327,718
Varonis Systems, Inc., Class
B* 18,360 602,208
Zeta Global Holdings Corp.,
Class A*(a) 72,359 1,472,506
10,490,631
Specialized REITs 0 .5%
Four Corners Property Trust,
Inc.(a) 15,062 347,330
Smartstop Self Storage REIT,
Inc.(a) 18,634 576,536
923,866
Specialty Retail 3 .0%
Abercrombie & Fitch Co.,
Class A* 1,736 218,510
American Eagle Outfitters, Inc. 55,866 1,473,186
Boot Barn Holdings, Inc.*(a) 5,666 999,879
Buckle, Inc. (The) 3,771 201,447
Citi Trends, Inc.* 3,651 151,736
EVgo, Inc., Class A* 7,102 20,667
Haverty Furniture Cos., Inc. 24,882 581,244
Revolve Group, Inc., Class A* 22,543 680,573
Shoe Carnival, Inc. 10,310 174,033
Stitch Fix, Inc., Class A* 42,615 223,729
Urban Outfitters, Inc.*(a) 1,117 84,065
Victoria's Secret & Co.*(a) 1,275 69,067
Winmark Corp. 822 332,861
Zumiez, Inc.*(a) 29,410 766,130
5,977,127
Technology Hardware, Storage & Peripherals 0 .6%
Corsair Gaming, Inc.*(a) 8,114 48,197
Eastman Kodak Co.*(a) 15,812 133,770
IonQ, Inc.*(a) 23,677 1,062,387
1,244,354
Textiles, Apparel & Luxury Goods 1 .0%
G-III Apparel Group Ltd. 12,059 349,228
Kontoor Brands, Inc. 5,375 328,359
Movado Group, Inc. 28,271 582,948
Steven Madden Ltd.(a) 19,234 800,904
2,061,439
Trading Companies & Distributors 1 .2%
Custom Truck One Source,
Inc.* 10,978 63,233
DNOW, Inc.* 75,750 1,003,688
GATX Corp. 2,725 462,160
NPK International, Inc.* 4,197 50,028

NVIT GS Small Cap Equity Insights Fund - December 31, 2025 - Statement of Investments - 27
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Rush Enterprises, Inc., Class A 13,577 732,343
Xometry, Inc., Class A*(a) 2,157 128,277
2,439,729
Water Utilities 0 .1%
American States Water Co. 1,933 140,104
Middlesex Water Co. 894 45,075
185,179
Wireless Telecommunication Services 0 .1%
Spok Holdings, Inc. 9,842 129,816
Total Common Stocks
(cost $169,838,465) 198,009,276
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Cargo Therapeutics, Inc.,
CVR*∞ 20,331 0
Total Rights
(cost $0) 0
Repurchase Agreements 15 .8%
Principal
Amount ($)
Bank of America NA,
3.85%, dated 12/31/2025,
due 1/2/2026, repurchase
price $5,001,069,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
5/1/2049 - 9/1/2050; total
market value $5,100,000.
(b)(c) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $1,594,049,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $1,625,584.(b)(c) 1,593,709 1,593,709
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $7,001,493,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $7,140,000.(b)(c) 7,000,000 7,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $1,000,213,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.13%
- 7.50%, maturing
3/31/2026 - 4/20/2071;
total market value
$1,020,218.(b)(c) 1,000,000 1,000,000
Citi Global Market, Inc.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $10,002,117,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
2/15/2028 - 10/31/2029;
total market value
$10,200,003.(b)(c) 10,000,000 10,000,000
Pershing LLC,
3.72%, dated 12/31/2025,
due 1/2/2026, repurchase
price $7,001,447,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
2/15/2026 - 12/20/2075;
total market value
$7,140,000.(b)(c) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $31,593,709) 31,593,709
Total Investments
(cost $201,432,174) — 115.2% 229,602,985
Liabilities in excess of other assets
— (15.2)% (30,263,825)
NET ASSETS — 100.0%
$ 199,339,160

28 - Statement of Investments - December 31, 2025 - NVIT GS Small Cap Equity Insights Fund
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $40,210,822, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $31,593,709 and by
$10,131,156 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.75%, and maturity dates ranging from 1/15/2026 -
8/15/2055, a total value of $41,724,865.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$31,593,709.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
REIT Real Estate Investment Trust

NVIT GS Small Cap Equity Insights Fund - December 31, 2025 - Statement of Investments - 29
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 3 3/2026 USD 374,700 (11,316)
Net contracts (11,316)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - December 31, 2025 - NVIT U.S. 130/30 Equity Fund
Common Stocks 97 .5%
Shares Value ($)
Aerospace & Defense 1 .0%
Lockheed Martin Corp. 20,620 9,973,275
Air Freight & Logistics 0 .3%
Expeditors International of
Washington, Inc. 19,111 2,847,730
Automobile Components 0 .1%
Lear Corp. 5,715 654,939
Automobiles 1 .3%
General Motors Co. 118,169 9,609,503
Tesla, Inc.* 5,915 2,660,094
12,269,597
Banks 0 .2%
BOK Financial Corp. 13,869 1,642,922
Beverages 0 .9%
Monster Beverage Corp.* 114,071 8,745,824
Biotechnology 1 .5%
Alnylam Pharmaceuticals, Inc.* 3,582 1,424,382
Halozyme Therapeutics, Inc.* 38,948 2,621,200
Incyte Corp.* 108,280 10,694,816
14,740,398
Broadline Retail 3 .0%
Amazon.com, Inc.* 76,298 17,611,104
Coupang, Inc.* 241,026 5,685,803
Dillard's, Inc., Class A 1,052 637,870
MercadoLibre, Inc.* 2,487 5,009,465
28,944,242
Building Products 1 .7%
A O Smith Corp. 89,416 5,980,142
Masco Corp. 137,748 8,741,488
Trex Co., Inc.* 55,424 1,944,274
16,665,904
Capital Markets 3 .4%
Bank of New York Mellon
Corp. (The) 36,403 4,226,024
Interactive Brokers Group,
Inc., Class A 248,122 15,956,726
Jefferies Financial Group, Inc. 71,347 4,421,373
Northern Trust Corp. 55,279 7,550,559
State Street Corp. 7,666 988,991
33,143,673
Chemicals 1 .1%
Celanese Corp., Class A 91,969 3,888,449
Westlake Corp. 95,753 7,079,977
10,968,426
Communications Equipment 1 .6%
Arista Networks, Inc.* 121,475 15,916,869
Construction & Engineering 3 .1%
Comfort Systems USA, Inc. 14,053 13,115,524
EMCOR Group, Inc. 9,879 6,043,874
MasTec, Inc.* 32,674 7,102,347
Primoris Services Corp. 29,559 3,669,454
29,931,199
Consumer Finance 1 .2%
Ally Financial, Inc. 257,985 11,684,141
Consumer Staples Distribution & Retail 2 .4%
Maplebear, Inc.* 203,356 9,146,953
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Target Corp. 141,547 13,836,219
22,983,172
Containers & Packaging 1 .1%
Crown Holdings, Inc. 108,021 11,122,922
Entertainment 1 .0%
Netflix, Inc.* 21,666 2,031,404
ROBLOX Corp., Class A* 13,351 1,081,832
Roku, Inc., Class A* 61,345 6,655,319
9,768,555
Financial Services 1 .0%
Corebridge Financial, Inc. 323,364 9,755,892
Food Products 1 .5%
Archer-Daniels-Midland Co. 145,741 8,378,650
Smithfield Foods, Inc. 123,350 2,754,405
Tyson Foods, Inc., Class A 65,364 3,831,638
14,964,693
Ground Transportation 2 .0%
JB Hunt Transport Services,
Inc. 31,280 6,078,955
Landstar System, Inc. 51,130 7,347,381
Lyft, Inc., Class A* 227,910 4,414,617
Ryder System, Inc. 8,474 1,621,839
19,462,792
Health Care Equipment & Supplies 3 .9%
Align Technology, Inc.* 66,959 10,455,648
Edwards Lifesciences Corp.* 189,746 16,175,846
GE HealthCare Technologies,
Inc. 138,952 11,396,843
38,028,337
Health Care Providers & Services 2 .2%
Centene Corp.* 246,892 10,159,606
McKesson Corp. 3,595 2,948,942
Molina Healthcare, Inc.* 49,279 8,551,878
21,660,426
Hotels, Restaurants & Leisure 4 .3%
Airbnb, Inc., Class A* 27,376 3,715,471
Booking Holdings, Inc. 3,612 19,343,452
Domino's Pizza, Inc. 29,261 12,196,570
Las Vegas Sands Corp. 110,573 7,197,196
42,452,689
Household Durables 0 .1%
Garmin Ltd. 2,796 567,169
Household Products 0 .8%
Clorox Co. (The) 80,078 8,074,265
Independent Power and Renewable Electricity Producers
1 .0%
Talen Energy Corp.* 19,302 7,235,162
Vistra Corp. 15,404 2,485,127
9,720,289
Insurance 3 .8%
CNA Financial Corp. 51,391 2,453,406
Everest Group Ltd. 20,889 7,088,682
First American Financial Corp. 24,692 1,517,076
Globe Life, Inc. 96,835 13,543,343
Hanover Insurance Group, Inc.
(The) 1,253 229,011

NVIT U.S. 130/30 Equity Fund - December 31, 2025 - Statement of Investments - 31
Common Stocks
Shares Value ($)
Insurance
Reinsurance Group of
America, Inc. 40,773 8,295,675
Travelers Cos., Inc. (The) 13,111 3,802,977
36,930,170
Interactive Media & Services 7 .0%
Alphabet, Inc., Class C 107,236 33,650,657
Match Group, Inc. 341,505 11,027,196
Meta Platforms, Inc., Class A 32,173 21,237,076
Snap, Inc., Class A* 294,842 2,379,375
68,294,304
IT Services 1 .4%
VeriSign, Inc. 56,633 13,758,987
Life Sciences Tools & Services 0 .7%
West Pharmaceutical
Services, Inc. 23,422 6,444,329
Machinery 1 .7%
Graco, Inc. 68,607 5,623,716
Otis Worldwide Corp. 126,985 11,092,140
16,715,856
Media 0 .8%
Trade Desk, Inc. (The), Class
A* 208,655 7,920,544
Metals & Mining 0 .2%
Commercial Metals Co. 23,726 1,642,314
Oil, Gas & Consumable Fuels 2 .7%
HF Sinclair Corp. 128,223 5,908,516
Phillips 66 92,477 11,933,232
Valero Energy Corp. 53,475 8,705,195
26,546,943
Passenger Airlines 1 .7%
Southwest Airlines Co. 401,120 16,578,290
Professional Services 0 .4%
FTI Consulting, Inc.* 20,407 3,486,128
Residential REITs 2 .1%
Camden Property Trust 102,503 11,283,530
Essex Property Trust, Inc. 35,879 9,388,817
20,672,347
Semiconductors & Semiconductor Equipment 12 .5%
Amkor Technology, Inc. 21,096 832,870
Broadcom, Inc. 28,959 10,022,710
Cirrus Logic, Inc.* 24,597 2,914,744
Lam Research Corp. 14,123 2,417,575
NVIDIA Corp. 408,644 76,212,106
QUALCOMM, Inc. 117,056 20,022,429
Skyworks Solutions, Inc. 154,017 9,766,218
122,188,652
Software 11 .2%
Adobe, Inc.* 36,664 12,832,033
Atlassian Corp., Class A* 16,399 2,658,934
Docusign, Inc., Class A* 11,850 810,540
Dropbox, Inc., Class A* 140,028 3,892,778
Fortinet, Inc.* 129,977 10,321,474
Manhattan Associates, Inc.* 46,866 8,122,346
Microsoft Corp. 77,649 37,552,609
Nutanix, Inc., Class A* 92,760 4,794,764
Palantir Technologies, Inc.,
Class A* 70,436 12,519,999
Common Stocks
Shares Value ($)
Software
Pegasystems, Inc. 38,411 2,293,905
ServiceNow, Inc.* 59,810 9,162,294
Zoom Communications, Inc.,
Class A* 34,219 2,952,758
Zscaler, Inc.* 8,066 1,814,205
109,728,639
Specialized REITs 0 .1%
Millrose Properties, Inc. 34,196 1,021,435
Specialty Retail 4 .1%
Best Buy Co., Inc. 65,813 4,404,864
Lowe's Cos., Inc. 65,424 15,777,652
O'Reilly Automotive, Inc.* 166,965 15,228,877
Wayfair, Inc., Class A* 23,946 2,404,418
Williams-Sonoma, Inc. 14,688 2,623,130
40,438,941
Technology Hardware, Storage & Peripherals 3 .9%
Apple, Inc. 140,154 38,102,266
Textiles, Apparel & Luxury Goods 1 .5%
Deckers Outdoor Corp.* 140,516 14,567,294
Total Investments
(cost $739,249,771) — 97.5% 951,727,779
Other assets in excess of liabilities — 2.5% 24,705,233
NET ASSETS — 100.0%
$ 976,433,012
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

32 - Statement of Investments - December 31, 2025 - NVIT U.S. 130/30 Equity Fund
OTC Total return swap contracts outstanding as of December 31, 2025 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 26,933 31,781 31,781
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 16,030 33,823 33,823
Alcoa Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 73,046 90,577 90,577
Amentum Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 115,924 34,777 34,777
API Group Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 43,834 26,300 26,300
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 20,441 26,573 26,573
Avis Budget Group,
Inc.
Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 15,089 7,846 7,846
Bath & Body Works,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 208,582 22,944 22,944
Best Buy Co., Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 111,390 5,569 5,569
Blackstone Secured
Lending Fund
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 23,020 2,302 2,302
BrightSpring Health
Services, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 56,327 10,702 10,702
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 189,268 24,605 24,605
CareTrust REIT, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 9,730 4,233 4,233
Carpenter
Technology Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 10,398 39,096 39,096
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 59,441 139,686 139,686
Charter
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 7,510 6,384 6,384
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 276,460 35,940 35,940
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 30,573 68,484 68,484
Corebridge
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 3,666 477 477

NVIT U.S. 130/30 Equity Fund - December 31, 2025 - Statement of Investments - 33
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Diamondback
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 35,823 32,957 32,957
Dillard's, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 6,750 162,337 162,337
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 290,515 40,672 40,672
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 60,779 49,839 49,839
D-Wave Quantum,
Inc.
Increases in total
return of reference
entity
OBFR - 0.52% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 26,120 2,612 2,612
EchoStar Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 63,096 31,548 31,548
Elanco Animal
Health, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 319,868 41,583 41,583
Emerson Electric
Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 33,328 70,619 70,619
Entegris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 11,808 28,812 28,812
EQT Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 98,809 85,470 85,470
Erie Indemnity Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 7,833 9,400 9,400
Everest Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 15,364 1,383 1,383
Expand Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 52,468 56,928 56,928
Figure Technology
Solutions, Inc.
Increases in total
return of reference
entity
OBFR - 0.77% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 10,891 9,148 9,148
Globus Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 56,861 34,117 34,117
GXO Logistics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 124,725 49,890 49,890
HealthEquity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 38,896 34,617 34,617
Hims & Hers Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.39% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 38,279 21,819 21,819
Ingersoll Rand, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 60,249 86,156 86,156

34 - Statement of Investments - December 31, 2025 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
IonQ, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 10,597 4,663 4,663
JBT Marel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 45,488 119,633 119,633
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 348,825 6,976 6,976
Labcorp Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 4,999 10,948 10,948
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 71,083 71,083 71,083
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 4,291 15,662 15,662
Loar Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 51,388 27,750 27,750
MACOM Technology
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 36,122 129,678 129,678
Maplebear, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 60,155 1,203 1,203
Match Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 4,170 542 542
Mirion Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 210,608 58,970 58,970
Modine
Manufacturing Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 16,083 26,376 26,376
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 14,267 41,089 41,089
NuScale Power
Corp.
Increases in total
return of reference
entity
OBFR - 0.64% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 107,498 15,050 15,050
Old National
Bancorp
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 185,603 29,696 29,696
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 23,224 53,415 53,415
Phillips 66 OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 23,296 15,841 15,841
Planet Fitness, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 39,624 28,926 28,926
Quest Diagnostics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 26,734 52,399 52,399

NVIT U.S. 130/30 Equity Fund - December 31, 2025 - Statement of Investments - 35
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
RadNet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 67,466 9,445 9,445
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 15,631 69,714 69,714
Realty Income Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 85,342 33,283 33,283
Revolution
Medicines, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 86,438 1,729 1,729
Rocket Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 280,329 196,230 196,230
Rocket Lab Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 26,529 18,305 18,305
Royal Caribbean
Cruises Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 17,155 30,536 30,536
Sanmina Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 37,462 73,426 73,426
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 1.39% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 52,869 77,189 77,189
Sirius XM Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 213,217 47,974 47,974
Snap, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 123,143 – –
SPX Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 2,486 8,577 8,577
Texas Pacific Land
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 12,687 69,271 69,271
Thermo Fisher
Scientific, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 727 1,270 1,270
TTM Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 52,230 74,167 74,167
Unity Software, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 46,417 44,560 44,560
Uranium Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 167,465 15,072 15,072
Viper Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 119,291 41,752 41,752
WillScot Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 96,433 9,643 9,643

36 - Statement of Investments - December 31, 2025 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 79,468 57,217 57,217
– –
Total unrealized appreciation 3,051,266 3,051,266
– –
A O Smith Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 25,589 (22,007) (22,007)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 515,429 (72,160) (72,160)
Align Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 28,784 (57,136) (57,136)
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 74,729 (22,419) (22,419)
Amazon.com, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 4,841 (8,278) (8,278)
Amcor plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 581,242 (30,537) (30,537)
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 53,077 (64,754) (64,754)
Archer-Daniels-
Midland Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 56,094 (9,536) (9,536)
Argan, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 19,334 (40,988) (40,988)
Arista Networks, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 6,629 (9,347) (9,347)
Atlassian Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 9,083 (7,176) (7,176)
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 110,671 (86,323) (86,323)
BOK Financial Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 4,546 (5,410) (5,410)
Bridgebio Pharma,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 16,106 (16,267) (16,267)
Celanese Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 105,853 (55,044) (55,044)
Centene Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 61,506 (3,690) (3,690)
Chord Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 33,900 (22,035) (22,035)
Ciena Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 24,715 (110,970) (110,970)

NVIT U.S. 130/30 Equity Fund - December 31, 2025 - Statement of Investments - 37
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 11,040 (20,976) (20,976)
Comfort Systems
USA, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 1,474 (20,105) (20,105)
Commercial Metals
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 103,063 (70,083) (70,083)
Crown Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 22,095 (16,792) (16,792)
Deckers Outdoor
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 8,046 (10,943) (10,943)
Dominion Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 81,946 (16,184) (16,184)
EMCOR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 10,622 (58,527) (58,527)
Essex Property
Trust, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 8,990 (20,138) (20,138)
Expeditors
International of
Washington, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 44,521 (15,137) (15,137)
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 25,080 (22,572) (22,572)
FTI Consulting, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 35,067 (64,523) (64,523)
GE HealthCare
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 24,242 (31,757) (31,757)
General Motors Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 108,943 (93,691) (93,691)
Graphic Packaging
Holding Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 70,434 (2,113) (2,113)
Halozyme
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 28,911 (11,564) (11,564)
Hanover Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 13,716 (7,681) (7,681)
HF Sinclair Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 13,828 (2,489) (2,489)
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 52,321 (7,325) (7,325)
International Paper
Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 132,871 (14,211) (14,211)

38 - Statement of Investments - December 31, 2025 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 14,292 (26,726) (26,726)
Jefferies Financial
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 125,944 (95,717) (95,717)
Lam Research Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 101,180 (234,079) (234,079)
Lear Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 46,010 (44,170) (44,170)
Lockheed Martin
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 7,023 (6,180) (6,180)
Manhattan
Associates, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 13,393 (19,286) (19,286)
Masco Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 33,686 (24,928) (24,928)
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 18,203 (113,223) (113,223)
Medical Properties
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 116,772 (15,208) (15,208)
Meta Platforms, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 14,560 (77,678) (77,678)
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 6,177 (18,222) (18,222)
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 37,350 (10,085) (10,085)
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 86,958 (89,567) (89,567)
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 11,752 (18,803) (18,803)
Pilgrim's Pride Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 24 (16) (16)
Primo Brands Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 217,416 (4,348) (4,348)
Protagonist
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 18,100 (1,448) (1,448)
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 1,785 (2,499) (2,499)
ROBLOX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 35,462 (27,660) (27,660)

NVIT U.S. 130/30 Equity Fund - December 31, 2025 - Statement of Investments - 39
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Ryder System, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 5,343 (3,313) (3,313)
SentinelOne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 107,265 (28,962) (28,962)
ServiceNow, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 53,960 (56,118) (56,118)
Skyworks Solutions,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 32,786 (34,425) (34,425)
Travelers Cos., Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 35,128 (42,856) (42,856)
Trex Co., Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 88,003 (36,961) (36,961)
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 132,462 (6,623) (6,623)
UGI Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 173,469 (13,010) (13,010)
Vail Resorts, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 23,215 (42,019) (42,019)
Valero Energy Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 38,278 (35,981) (35,981)
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 56,179 (59,718) (59,718)
Wayfair, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 10,587 (6,564) (6,564)
West
Pharmaceutical
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 20,859 (36,086) (36,086)
Westlake Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 6,816 (2,795) (2,795)
Williams-Sonoma,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 41,297 (116,045) (116,045)
Xcel Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 65,548 (15,732) (15,732)
Zscaler, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 11,561 (28,903) (28,903)
– –
Total unrealized depreciation (2,546,842) (2,546,842)
– –
Net unrealized appreciation 504,424 504,424
Financing Costs of Swap Contracts (6,825) (6,825)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 497,599 497,599

40 - Statement of Investments - December 31, 2025 - NVIT U.S. 130/30 Equity Fund
OBFR Overnight Bank Funding Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
Overnight Bank Funding Rate (OBFR) 3.65%
The accompanying notes are an integral part of these financial statements.

42 - Statements of Assets and Liabilities - December 31, 2025 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
Assets:
Investment securities, at value
*
$ 398,920,932
Repurchase agreements, at value 3,160,000
Cash 4,283,562
Deposits with broker for futures contracts 191,899
Foreign currencies, at value 494,828
Interest and dividends receivable 1,772,289
Security lending income receivable 12,999
Receivable for investments sold —
Receivable for capital shares issued —
Reclaims receivable 71,683
Swap contracts, at value (Note 2) —
Receivable for variation margin on centrally cleared swap contracts —
Due from broker —
Prepaid expenses 979
Total Assets 408,909,171
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 1,747,014
Payable for variation margin on futures contracts 51,777
Swap contracts, at value (Note 2) —
Cash overdraft (Note 2) —
Payable upon return of securities loaned (Note 2) 3,160,000
Accrued expenses and other payables:
Investment advisory fees 314,691
Fund administration fees 25,681
Accounting and transfer agent fees 885
Trustee fees 85
Deferred capital gain country tax 1,718,914
Custodian fees 18,577
Compliance program costs (Note 3) 415
Professional fees 79,563
Printing fees 3,382
Other 1,164
Total Liabilities 7,122,148
Net Assets $ 401,787,023
* Includes value of securities on loan (Note 2) 3,026,561
Cost of investment securities 300,901,875
Cost of repurchase agreements 3,160,000
Cost of foreign currencies 489,837
Represented by:
Capital $ 256,750,473
Total distributable earnings (loss) 145,036,550
Net Assets $ 401,787,023

1940 Act Funds - December 31, 2025 - Statements of Assets and Liabilities - 43
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 729,375,590 $ 963,828,416 $ 198,009,276 $ 951,727,779
31,135,775 — 31,593,709 —
— 720,033 1,320,799 25,273,511
184,075 — 31,460 —
724,080 — — —
529,709 429,088 169,622 333,112
11,159 — 5,420 —
— — — 1,118,100
— 9,602 — 8,093
4,347,019 — — —
— — — 3,051,266
— — — 282,493
— — — 7,290
779 2,254 239 1,401
766,308,186 964,989,393 231,130,525 981,803,045
— — — 2,030,219
1,327,732 79,448 10,796 80,471
4,750 — 2,955 —
— — — 2,553,667
696,739 — — —
31,135,775 — 31,593,709 —
459,768 451,236 121,407 623,969
33,948 50,960 18,310 46,976
1,065 5,291 4,737 2,532
95 7,196 83 60
— — — —
126,203 18,215 18,458 5,129
779 2,073 213 1,058
30,106 24,122 16,276 20,715
2,680 2,843 3,132 2,021
69,929 9,896 1,289 3,216
33,889,569 651,280 31,791,365 5,370,033
$ 732,418,617 $ 964,338,113 $ 199,339,160 $ 976,433,012
45,523,252 — 40,210,822 —
592,800,286 689,885,436 169,838,465 739,249,771
31,135,775 — 31,593,709 —
719,254 — — —
$ 432,009,391 $ 216,251,854 $ 156,886,161 $ 669,341,412
300,409,226 748,086,259 42,452,999 307,091,600
$ 732,418,617 $ 964,338,113 $ 199,339,160 $ 976,433,012

44 - Statements of Assets and Liabilities - December 31, 2025 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
Net Assets:
Class Y Shares $ 401,787,023
Total $ 401,787,023
Shares Outstanding (unlimited number of shares authorized):
Class Y Shares 36,691,504
Total 36,691,504
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares $ 10 .95

1940 Act Funds - December 31, 2025 - Statements of Assets and Liabilities - 45
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 732,418,617 $ 964,338,113 $ 199,339,160 $ 976,433,012
$ 732,418,617 $ 964,338,113 $ 199,339,160 $ 976,433,012
53,190,453 74,928,844 16,283,111 84,134,892
53,190,453 74,928,844 16,283,111 84,134,892
$ 13 .77 $ 12 .87 $ 12 .24 $ 11 .61

46 - Statements of Operations - For the Year Ended December 31, 2025 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
INVESTMENT INCOME:
Dividend income $ 17,074,017
Income from non-cash dividends 973,105
Interest income 185,860
Income from securities lending (net of fees) (Note 2) 89,812
Foreign tax withholding (2,044,165)
European Union tax reclaims (Note 2) —
Total Income 16,278,629
EXPENSES:
Investment advisory fees 4,972,199
Fund administration fees 186,029
Professional fees 148,838
Printing fees 8,676
Trustee fees 19,933
Custodian fees 45,026
Accounting and transfer agent fees 12,002
Compliance program costs (Note 3) 2,307
European Union tax reclaims filing fees (Note 2) —
Other 5,498
Total expenses before earnings credit and fees waived 5,400,508
Earnings credit (Note 4) —
Investment advisory fees voluntarily waived (Note 3) —
Net Expenses 5,400,508
NET INVESTMENT INCOME 10,878,121
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9)† 108,917,691
Expiration or closing of futures contracts (Note 2) 1,981,902
Foreign currency transactions (Note 2) (893,973)
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) 110,005,620
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 42,446,211
Futures contracts (Note 2) 356,277
Translation of assets and liabilities denominated in foreign currencies (Note 2) (8,225)
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation 42,794,263
Net realized/unrealized gains (losses) 152,799,883
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 163,678,004
† Net of capital gain country taxes $ (700,703)
†† Net of (increase) decrease in deferred capital gain country tax accrual on unrealized appreciation/
depreciation $ (583,069)

1940 Act Funds - For the Year Ended December 31, 2025 - Statements of Operations - 47
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 25,733,646 $ 23,137,793 $ 2,918,556 $ 7,733,696
121,502 492,671 88,963 843,457
328,447 658,176 106,211 1,014,385
140,203 41,966 82,639 —
(2,363,061) (10,823) (6,793) —
303,643 — — —
24,264,380 24,319,783 3,189,576 9,591,538
5,746,900 10,078,656 1,353,888 7,589,381
255,002 535,716 89,462 393,177
75,879 95,722 35,533 67,234
10,335 20,603 2,086 11,221
30,645 72,712 7,632 39,025
229,537 66,402 13,190 22,506
13,718 11,274 1,138 6,008
3,494 8,813 839 4,607
58,576 — — —
8,493 23,534 1,973 9,973
6,432,579 10,913,432 1,505,741 8,143,132
— — — (22,506)
— (219,079) — —
6,432,579 10,694,353 1,505,741 8,120,626
17,831,801 13,625,430 1,683,835 1,470,912
165,489,133 481,994,804 15,108,254 72,908,280
1,065,229 209,441 (75,810) —
52,903 — — —
– — — 23,083,335
166,607,265 482,204,245 15,032,444 95,991,615
101,096,447 (285,799,746) 12,181,626 22,947,712
138,311 — 64,774 —
492,544 — — —
— — — 2,676,101
101,727,302 (285,799,746) 12,246,400 25,623,813
268,334,567 196,404,499 27,278,844 121,615,428
$ 286,166,368 $ 210,029,929 $ 28,962,679 $ 123,086,340
$ — $ — $ — $ —
$ — $ — $ — $ —

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - December 31, 2025 - 1940 Act Funds
NVIT GS Emerging Markets Equity Insights
Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 10,878,121 $ 13,647,734
Net realized gains 110,005,620 50,024,485
Net change in unrealized appreciation/depreciation 42,794,263 8,204,151
Change in net assets resulting from operations 163,678,004 71,876,370
Distributions to Shareholders From:
Distributable earnings:
Class Y (19,850,783) (18,484,370)
Change in net assets from shareholder distributions (19,850,783) (18,484,370)
Change in net assets from capital transactions (308,087,928) (236,669,740)
Change in net assets (164,260,707) (183,277,740)
Net Assets:
Beginning of year 566,047,730 749,325,470
End of year $ 401,787,023 $ 566,047,730
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 22,455,204 $ 32,495,127
Dividends reinvested 19,850,783 18,484,370
Cost of shares redeemed (350,393,915) (287,649,237)
Total Class Y Shares (308,087,928) (236,669,740)
Change in net assets from capital transactions $ (308,087,928) $ (236,669,740)
SHARE TRANSACTIONS:
Class Y Shares
Issued 2,166,855 3,748,667
Reinvested 1,926,598 2,211,049
Redeemed (33,745,425) (32,895,825)
Total Class Y Shares (29,651,972) (26,936,109)
Total change in shares (29,651,972) (26,936,109)

1940 Act Funds - December 31, 2025 - Statements of Changes in Net Assets - 49
NVIT GS International Equity Insights Fund NVIT GS Large Cap Equity Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 17,831,801 $ 17,619,823 $ 13,625,430 $ 13,508,256
166,607,265 93,672,655 482,204,245 357,230,760
101,727,302 (60,872,859) (285,799,746) 125,186,973
286,166,368 50,419,619 210,029,929 495,925,989
(59,600,111) (26,709,804) (366,174,563) (37,522,083)
(59,600,111) (26,709,804) (366,174,563) (37,522,083)
(515,606,141) 250,437,403 (919,641,084) (596,796,637)
(289,039,884) 274,147,218 (1,075,785,718) (138,392,731)
1,021,458,501 747,311,283 2,040,123,831 2,178,516,562
$ 732,418,617 $ 1,021,458,501 $ 964,338,113 $ 2,040,123,831
$ 355,720,333 $ 461,852,042 $ 320,672,915 $ 11,152,136
59,600,111 26,709,804 366,174,563 37,522,083
(930,926,585) (238,124,443) (1,606,488,562) (645,470,856)
(515,606,141) 250,437,403 (919,641,084) (596,796,637)
$ (515,606,141) $ 250,437,403 $ (919,641,084) $ (596,796,637)
26,638,645 41,702,498 22,525,156 857,156
4,649,120 2,398,643 29,409,800 2,798,862
(74,637,576) (21,350,030) (123,088,259) (49,668,946)
(43,349,811) 22,751,111 (71,153,303) (46,012,928)
(43,349,811) 22,751,111 (71,153,303) (46,012,928)

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - December 31, 2025 - 1940 Act Funds
+
NVIT GS Small Cap Equity Insights Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 1,683,835 $ 1,561,005
Net realized gains 15,032,444 54,997,513
Net change in unrealized appreciation/depreciation 12,246,400 (14,524,079)
Change in net assets resulting from operations 28,962,679 42,034,439
Distributions to Shareholders From:
Distributable earnings:
Class Y (31,347,464) (1,461,042)
Change in net assets from shareholder distributions (31,347,464) (1,461,042)
Change in net assets from capital transactions 9,386,707 (73,030,873)
Change in net assets 7,001,922 (32,457,476)
Net Assets:
Beginning of year 192,337,238 224,794,714
End of year $ 199,339,160 $ 192,337,238
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 23,333,282 $ 1,913,497
Dividends reinvested 31,347,464 1,461,042
Cost of shares redeemed (45,294,039) (76,405,412)
Total Class Y Shares 9,386,707 (73,030,873)
Change in net assets from capital transactions $ 9,386,707 $ (73,030,873)
SHARE TRANSACTIONS:
Class Y Shares
Issued 1,907,006 160,728
Reinvested 2,663,730 111,748
Redeemed (3,645,524) (6,169,432)
Total Class Y Shares 925,212 (5,896,956)
Total change in shares 925,212 (5,896,956)

1940 Act Funds - December 31, 2025 - Statements of Changes in Net Assets - 51
NVIT U.S. 130/30 Equity Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 1,470,912 $ 4,516,898
95,991,615 163,521,410
25,623,813 6,440,677
123,086,340 174,478,985
(169,553,805) (67,918,516)
(169,553,805) (67,918,516)
(55,184,312) 53,751,623
(101,651,777) 160,312,092
1,078,084,789 917,772,697
$ 976,433,012 $ 1,078,084,789
$ 67,862,617 $ 225,656,579
169,553,805 67,918,516
(292,600,734) (239,823,472)
(55,184,312) 53,751,623
$ (55,184,312) $ 53,751,623
5,505,734 17,719,456
14,999,063 5,994,573
(22,999,342) (19,906,061)
(2,494,545) 3,807,968
(2,494,545) 3,807,968

52 - Financial Highlights - December 31, 2025 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging Markets Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
12/31/2025 $ 8.53 $ 0.19 $ 2.62 $ 2.81 $ (0.39) $ — $ (0.39) $ 10.95 33.28% $ 401,787 1.00% 2.02% 1.00% 150.11%
12/31/2024 8.03 0.17 0.61 0.78 (0.28) — (0.28) 8.53 9.79% 566,048 1.00% 1.97% 1.00% 153.24%
12/31/2023 7.33 0.19 0.78 0.97 (0.27) — (0.27) 8.03 13.43% 749,325 0.99% 2.47% 0.99% 160.74%
12/31/2022 12.27 0.27 (2.54) (2.27) (0.41) (2.26) (2.67) 7.33 (18.86)% 440,867 0.98% 2.81% 0.98% 157.70%
12/31/2021 12.54 0.32 (0.27) 0.05 (0.24) (0.08) (0.32) 12.27 0.33% 536,099 0.98% 2.39% 0.98% 188.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

1940 Act Funds - December 31, 2025 - Financial Highlights - 53
The accompanying notes are an integral part of these financial statements.
NVIT GS International Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
12/31/2025 $ 10.58 $ 0.28 $ 4.01 $ 4.29 $ (0.57) $ (0.53) $ (1.10) $ 13.77 41.44% $ 732,419 0.82% 2.27% 0.82% 148.53%
12/31/2024 10.13 0.22 0.51 0.73 (0.28) — (0.28) 10.58 7.09% 1,021,459 0.79% 2.04% 0.79% 169.60%
12/31/2023 8.76 0.24 1.45 1.69 (0.32) — (0.32) 10.13 19.52% 747,311 0.80% 2.47% 0.80% 152.26%
12/31/2022 11.46 0.32 (2.02) (1.70) (0.48) (0.52) (1.00) 8.76 (14.29)% 780,568 0.77% 3.30% 0.77% 158.67%
12/31/2021 10.80 0.28 0.99 1.27 (0.61) — (0.61) 11.46 11.65% 1,190,973 0.76% 2.43% 0.76% 156.27%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

54 - Financial Highlights - December 31, 2025 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Large Cap Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
12/31/2025 $ 13.97 $ 0.10 $ 1.74 $ 1.84 $ (0.17) $ (2.77) $ (2.94) $ 12.87 14.12% $ 964,338 0.57% 0.72% 0.58% 148.19%
12/31/2024 11.34 0.08 2.79 2.87 (0.09) (0.15) (0.24) 13.97 25.37% 2,040,124 0.58% 0.62% 0.58% 124.07%
12/31/2023 9.28 0.08 2.08 2.16 (0.10) — (0.10) 11.34 23.31% 2,178,517 0.57% 0.83% 0.57% 190.89%
12/31/2022 15.55 0.10 (3.06) (2.96) (0.11) (3.20) (3.31) 9.28 (19.64)%(f) 2,307,008 0.57% 0.85% 0.57% 203.75%
12/31/2021 12.26 0.10 3.57 3.67 (0.11) (0.27) (0.38) 15.55 30.06%(f) 3,044,622 0.57% 0.67% 0.57% 207.61%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

1940 Act Funds - December 31, 2025 - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
NVIT GS Small Cap Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
12/31/2025 $ 12.52 $ 0.11 $ 1.74 $ 1.85 $ (0.12) $ (2.01) $ (2.13) $ 12.24 15.51% $ 199,339 0.78% 0.87% 0.78% 155.51%
12/31/2024 10.58 0.08 1.95 2.03 (0.09) — (0.09) 12.52 19.18% 192,337 0.78% 0.70% 0.78% 153.92%
12/31/2023 8.92 0.09 1.67 1.76 (0.10) — (0.10) 10.58 19.83% 224,795 0.75% 0.92% 0.75% 151.16%
12/31/2022 14.29 0.10 (2.87) (2.77) (0.08) (2.52) (2.60) 8.92 (19.68)% 226,448 0.75% 0.85% 0.75% 158.45%
12/31/2021 11.68 0.06 2.63 2.69 (0.08) — (0.08) 14.29 23.02% 297,076 0.77% 0.42% 0.77% 171.52%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

56 - Financial Highlights - December 31, 2025 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT U.S. 130/30 Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
12/31/2025 $ 12.44 $ 0.02 $ 1.49 $ 1.51 $ (0.19) $ (2.15) $ (2.34) $ 11.61 12.68%(e) $ 976,433 0.80% 0.14% 0.80% 95.81%
12/31/2024 11.08 0.06 2.25 2.31 — (0.95) (0.95) 12.44 21.64% 1,078,085 0.80% 0.48% 0.80% 98.83%
12/31/2023 12.90 0.08 2.86 2.94 (2.36) (2.40) (4.76) 11.08 26.17% 917,773 0.80% 0.66% 0.80% 71.61%
12/31/2022 16.63 0.11 0.10 0.21 (0.93) (3.01) (3.94) 12.90 1.64% 1,005,389 0.79% 0.69% 0.79% 113.42%
12/31/2021 12.22 0.08 4.33 4.41 — — — 16.63 36.09% 1,389,716 0.78% 0.56% 0.78% 102.12%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

1940 Act Funds - December 31, 2025 - Notes to Financial Statements - 57
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2025, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT GS Emerging Markets Equity Insights Fund ("GS Emerging Markets")
NVIT GS International Equity Insights Fund ("GS International")
NVIT GS Large Cap Equity Fund ("GS Large Cap")
NVIT GS Small Cap Equity Insights Fund ("GS Small Cap")
NVIT U.S. 130/30 Equity Fund ("U.S. 130/30")
Only other series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds, hold shares of GS Large Cap,
GS Small Cap and U.S. 130/30. Shares of GS Emerging Markets and GS International are held by other series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds and NVIT Investor Destinations Funds.
The Funds currently offer Class Y shares.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

58 - Notes to Financial Statements - December 31, 2025 - 1940 Act Funds
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

1940 Act Funds - December 31, 2025 - Notes to Financial Statements - 59
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2025. Please refer to the Statements of Investments for additional information on portfolio holdings.
GS Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Air Freight & Logistics $ – $ 1,370,113 $ – $ 1,370,113
Automobile Components – 4,001,706 – 4,001,706
Automobiles – 12,786,947 – 12,786,947
Banks 13,300,520 47,351,057 – 60,651,577
Biotechnology 575,605 4,575,203 – 5,150,808
Broadline Retail 1,188,327 14,479,818 – 15,668,145
Capital Markets – 3,248,065 – 3,248,065
Chemicals – 826,845 – 826,845
Communications Equipment – 128,320 – 128,320
Construction & Engineering 157,619 7,273,338 – 7,430,957
Construction Materials 829,463 – – 829,463
Consumer Finance – 1,745,262 – 1,745,262
Diversified REITs – 145,688 – 145,688
Diversified Telecommunication Services – 2,402,119 – 2,402,119
Electric Utilities 1,816,342 3,729,730 – 5,546,072
Electrical Equipment – 13,146,769 – 13,146,769
Electronic Equipment, Instruments &
Components – 18,799,114 – 18,799,114
Energy Equipment & Services – 91,956 – 91,956
Entertainment – 2,044,668 – 2,044,668
Financial Services 244,429 3,492,162 – 3,736,591
Food Products – 4,923,913 – 4,923,913
Ground Transportation – 322,969 – 322,969
Health Care Providers & Services – 653,044 – 653,044
Hotels, Restaurants & Leisure 1,138,610 2,335,513 – 3,474,123
Household Durables – 1,809,136 – 1,809,136
Independent Power and Renewable
Electricity Producers – 2,132,705 – 2,132,705
Industrial Conglomerates – 1,506,774 – 1,506,774
Insurance – 9,535,096 – 9,535,096
Interactive Media & Services – 23,653,994 – 23,653,994
IT Services 1,711,113 178,982 – 1,890,095
Life Sciences Tools & Services – 1,907,397 – 1,907,397
Machinery 378,811 12,491,701 – 12,870,512
Marine Transportation – 169,945 – 169,945
Media – 988,554 – 988,554
Metals & Mining 12,343,072 24,481,843 – 36,824,915
Oil, Gas & Consumable Fuels 424,823 13,687,402 – 14,112,225
Passenger Airlines 155,045 282,820 – 437,865
Pharmaceuticals – 9,737,544 – 9,737,544
Real Estate Management & Development – 90,000 – 90,000
Semiconductors & Semiconductor
Equipment – 72,560,988 – 72,560,988
Specialty Retail – 708,595 – 708,595
Technology Hardware, Storage &
Peripherals – 27,772,541 – 27,772,541
Textiles, Apparel & Luxury Goods – 933,811 – 933,811
Tobacco – 153,955 – 153,955
Transportation Infrastructure 242,883 1,993,166 – 2,236,049
Water Utilities – 338,733 – 338,733
Wireless Telecommunication Services 607,066 6,811,791 – 7,418,857
Total Common Stocks $ 35,113,728 $ 363,801,792 $ – $ 398,915,520
Futures Contracts# 96,747 – – 96,747
Repurchase Agreements – 3,160,000 – 3,160,000

60 - Notes to Financial Statements - December 31, 2025 - 1940 Act Funds
Level 1 Level 2 Level 3 Total
Assets:
Rights $ – $ 5,412 $ – $ 5,412
Total $ 35,210,475 $ 366,967,204 $ – $ 402,177,679
GS International
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 31,202,913 $ – $ 31,202,913
Automobile Components – 14,782,211 – 14,782,211
Automobiles – 11,267,442 – 11,267,442
Banks – 97,214,701 – 97,214,701
Biotechnology – 1,772,108 – 1,772,108
Broadline Retail – 6,085,631 – 6,085,631
Building Products – 2,889,727 – 2,889,727
Capital Markets – 27,705,036 – 27,705,036
Chemicals – 13,202,767 – 13,202,767
Commercial Services & Supplies – 5,071,891 – 5,071,891
Communications Equipment – 6,527,393 – 6,527,393
Construction & Engineering – 8,468,970 – 8,468,970
Construction Materials – 3,384,585 – 3,384,585
Consumer Finance – 1,274,628 – 1,274,628
Consumer Staples Distribution & Retail – 780,211 – 780,211
Containers & Packaging – 530,614 – 530,614
Distributors – 492,859 – 492,859
Diversified Telecommunication Services – 5,384,062 – 5,384,062
Electric Utilities – 2,870,374 – 2,870,374
Electrical Equipment – 33,053,010 – 33,053,010
Electronic Equipment, Instruments &
Components – 9,078,444 – 9,078,444
Energy Equipment & Services – 6,209,187 – 6,209,187
Entertainment 2,847,220 685,647 – 3,532,867
Financial Services – 15,168,334 – 15,168,334
Food Products – 25,785,213 – 25,785,213
Gas Utilities – 1,229,762 – 1,229,762
Ground Transportation – 1,939,401 – 1,939,401
Health Care Equipment & Supplies – 14,513,823 – 14,513,823
Health Care Providers & Services – 533,552 – 533,552
Health Care Technology – 653,078 – 653,078
Hotels, Restaurants & Leisure 126,051 7,195,106 – 7,321,157
Household Durables – 3,696,005 – 3,696,005
Household Products – 5,652,960 – 5,652,960
Independent Power and Renewable
Electricity Producers – 1,151,869 – 1,151,869
Industrial Conglomerates – 17,650,494 – 17,650,494
Insurance – 35,617,289 – 35,617,289
Interactive Media & Services – 2,508,098 – 2,508,098
IT Services – 6,758,476 – 6,758,476
Leisure Products – 927,219 – 927,219
Life Sciences Tools & Services – 2,747,446 – 2,747,446
Machinery – 24,576,194 – 24,576,194
Marine Transportation – 164,632 – 164,632
Media – 569,167 – 569,167
Metals & Mining 6,217,530 26,832,095 – 33,049,625
Multi-Utilities – 12,832,366 – 12,832,366
Office REITs – 874,107 – 874,107
Oil, Gas & Consumable Fuels 6,330,063 13,248,675 – 19,578,738
Passenger Airlines – 2,219,405 – 2,219,405
Pharmaceuticals 16,709,096 60,588,574 – 77,297,670

1940 Act Funds - December 31, 2025 - Notes to Financial Statements - 61
Level 1 Level 2 Level 3 Total
Assets:
Professional Services $ – $ 7,811,423 $ – $ 7,811,423
Real Estate Management & Development – 6,883,237 – 6,883,237
Retail REITs – 3,473,877 – 3,473,877
Semiconductors & Semiconductor
Equipment – 41,921,444 – 41,921,444
Software – 5,875,830 – 5,875,830
Specialty Retail – 7,684,871 – 7,684,871
Technology Hardware, Storage &
Peripherals – 6,164,222 – 6,164,222
Textiles, Apparel & Luxury Goods – 12,880,118 – 12,880,118
Tobacco – 14,480,967 – 14,480,967
Trading Companies & Distributors – 2,584,960 – 2,584,960
Transportation Infrastructure – 1,662,387 – 1,662,387
Wireless Telecommunication Services 1,594,804 8,559,739 – 10,154,543
Total Common Stocks $ 33,824,764 $ 695,550,826 $ – $ 729,375,590
Futures Contracts# 44,592 – – 44,592
Repurchase Agreements – 31,135,775 – 31,135,775
Total Assets $ 33,869,356 $ 726,686,601 $ – $ 760,555,957
Liabilities:
Futures Contracts# $ (1,711) $ – $ – $ (1,711)
Total Liabilities $ (1,711) $ – $ – $ (1,711)
Total $ 33,867,645 $ 726,686,601 $ – $ 760,554,246
GS Large Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 963,828,416 $ – $ – $ 963,828,416
Total $ 963,828,416 $ – $ – $ 963,828,416
GS Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 2,952,895 $ – $ – $ 2,952,895
Automobile Components 2,759,535 – – 2,759,535
Banks 16,271,546 – – 16,271,546
Biotechnology 17,915,276 – – 17,915,276
Broadline Retail 279,728 – – 279,728
Building Products 691,616 – – 691,616
Capital Markets 4,019,739 – – 4,019,739
Chemicals 2,740,030 – – 2,740,030
Commercial Services & Supplies 2,401,421 – – 2,401,421
Communications Equipment 1,444,990 – – 1,444,990
Construction & Engineering 5,041,998 – – 5,041,998
Construction Materials 1,310,658 – – 1,310,658
Consumer Finance 5,149,037 – – 5,149,037
Containers & Packaging 613,130 – – 613,130
Diversified Consumer Services 4,757,940 – – 4,757,940
Diversified REITs 120,668 – – 120,668
Diversified Telecommunication Services 1,040,592 – – 1,040,592
Electric Utilities 50,376 – – 50,376
Electrical Equipment 3,828,183 – – 3,828,183
Electronic Equipment, Instruments &
Components 8,117,040 – – 8,117,040
Energy Equipment & Services 4,665,567 – – 4,665,567

62 - Notes to Financial Statements - December 31, 2025 - 1940 Act Funds
Level 1 Level 2 Level 3 Total
Assets:
Entertainment $ 730,658 $ – $ – $ 730,658
Financial Services 3,138,270 – – 3,138,270
Food Products 1,218,974 – – 1,218,974
Gas Utilities 817,055 – – 817,055
Ground Transportation 27,190 – – 27,190
Health Care Equipment & Supplies 9,082,066 – – 9,082,066
Health Care Providers & Services 6,752,959 – – 6,752,959
Health Care REITs 1,200,556 – – 1,200,556
Health Care Technology 197,877 – – 197,877
Hotel & Resort REITs 3,491,746 – – 3,491,746
Hotels, Restaurants & Leisure 2,533,155 – – 2,533,155
Household Durables 1,788,346 – – 1,788,346
Household Products 822,591 – – 822,591
Independent Power and Renewable
Electricity Producers 1,157,232 – – 1,157,232
Industrial REITs 505,666 – – 505,666
Insurance 4,833,903 – – 4,833,903
Interactive Media & Services 1,002,114 – – 1,002,114
IT Services 814,212 – – 814,212
Leisure Products 1,869,655 – – 1,869,655
Life Sciences Tools & Services 1,949,426 – – 1,949,426
Machinery 5,070,023 – – 5,070,023
Marine Transportation 2,071,940 – – 2,071,940
Media 1,195,121 – – 1,195,121
Metals & Mining 5,798,311 – – 5,798,311
Mortgage Real Estate Investment Trusts
(REITs) 1,214,900 – – 1,214,900
Multi-Utilities 502,045 – – 502,045
Office REITs 987,221 – – 987,221
Oil, Gas & Consumable Fuels 3,754,404 – – 3,754,404
Passenger Airlines 2,955,527 – – 2,955,527
Personal Care Products 317,313 – – 317,313
Pharmaceuticals 4,545,880 – – 4,545,880
Professional Services 3,267,374 – – 3,267,374
Real Estate Management & Development 862,562 – – 862,562
Residential REITs 2,074,776 – – 2,074,776
Retail REITs 3,121,814 – – 3,121,814
Semiconductors & Semiconductor
Equipment 6,712,308 – – 6,712,308
Software 10,490,631 – – 10,490,631
Specialized REITs 923,866 – – 923,866
Specialty Retail 5,977,127 – – 5,977,127
Technology Hardware, Storage &
Peripherals 1,244,354 – – 1,244,354
Textiles, Apparel & Luxury Goods 2,061,439 – – 2,061,439
Trading Companies & Distributors 2,439,729 – – 2,439,729
Water Utilities 185,179 – – 185,179
Wireless Telecommunication Services 129,816 – – 129,816
Total Common Stocks $ 198,009,276 $ – $ – $ 198,009,276
Repurchase Agreements – 31,593,709 – 31,593,709
Rights – – – –
Total Assets $ 198,009,276 $ 31,593,709 $ – $ 229,602,985
Liabilities:
Futures Contracts# $ (11,316) $ – $ – $ (11,316)
Total Liabilities $ (11,316) $ – $ – $ (11,316)
Total $ 197,997,960 $ 31,593,709 $ – $ 229,591,669

1940 Act Funds - December 31, 2025 - Notes to Financial Statements - 63
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2025, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
U.S. 130/30
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 951,727,779 $ – $ – $ 951,727,779
Total Return Swaps† – 3,051,266 – 3,051,266
Total Assets $ 951,727,779 $ 3,051,266 $ – $ 954,779,045
Liabilities:
Total Return Swaps† $ – $ (2,553,667) $ – $ (2,553,667)
Total Liabilities $ – $ (2,553,667) $ – $ (2,553,667)
Total $ 951,727,779 $ 497,599 $ – $ 952,225,378
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
As of December 31, 2025, GS Emerging Markets held four common stock investments that were categorized as Level 3 investments which were valued at $0.
Fund
U.S. Dollar
Amount
GS International $ 696,739

64 - Notes to Financial Statements - December 31, 2025 - 1940 Act Funds
(d) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

1940 Act Funds - December 31, 2025 - Notes to Financial Statements - 65
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2025:
GS Emerging Markets
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 96,747
Total $ 96,747
GS International
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 44,592
Total $ 44,592
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (1,711)
Total $ (1,711)
GS Small Cap
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (11,316)
Total $ (11,316)
U.S. 130/30
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 3,051,266
Total $ 3,051,266

66 - Notes to Financial Statements - December 31, 2025 - 1940 Act Funds
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2025:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2025:
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (2,553,667)
Total $ (2,553,667)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
GS Emerging Markets
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,981,902
Total $ 1,981,902
GS International
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,065,229
Total $ 1,065,229
GS Large Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 209,441
Total $ 209,441
GS Small Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (75,810)
Total $ (75,810)
U.S. 130/30
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 23,083,335
Total $ 23,083,335
GS Emerging Markets
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 356,277
Total $ 356,277
GS International
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 138,311
Total $ 138,311

1940 Act Funds - December 31, 2025 - Notes to Financial Statements - 67
The following is a summary of the Funds' average volume of derivative instruments held for the year ended December 31, 2025:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
As of December 31, 2025, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
GS Small Cap
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 64,774
Total $ 64,774
U.S. 130/30
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ 2,676,101
Total $ 2,676,101
GS Emerging Markets
Futures Contracts:
Average Notional Balance Long $ 4,909,812
GS International
Futures Contracts:
Average Notional Balance Long $ 9,003,255
GS Large Cap
Futures Contracts:
Average Notional Balance Long $ 6,367,635
GS Small Cap
Futures Contracts:
Average Notional Balance Long $ 2,125,501
U.S. 130/30
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 328,892,948
Average Notional Balance — Pays Float Rate $ (307,682,689)

68 - Notes to Financial Statements - December 31, 2025 - 1940 Act Funds
The following tables set forth certain Funds' net exposure by counterparty for OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of December 31, 2025:
(f) Securities Lending
During the year ended December 31, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
U.S. 130/30
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 3,051,266 $ (2,546,842) $ — $ 504,424
Total $ 3,051,266 $ (2,546,842) $ — $ 504,424
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
(2,546,842) 2,546,842 — —
Total $ (2,546,842) $ 2,546,842 $ — $ —

1940 Act Funds - December 31, 2025 - Notes to Financial Statements - 69
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
1
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the year ended December 31, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
GS Emerging Markets $ 3,160,000
GS International 31,135,775
GS Small Cap 31,593,709

70 - Notes to Financial Statements - December 31, 2025 - 1940 Act Funds
As of December 31, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2025, the joint repos on a gross basis were as follows:
Bank of America NA, 3.85%, dated 12/31/2025, due 1/2/2026, repurchase price $98,020,961, collateralized by U.S. Government
Agency Securities, ranging from 2.50% - 3.50%, maturing 5/1/2049 - 9/1/2050; total market value $99,960,000.
Cantor Fitzgerald & Co., 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $131,688,142, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 8.50%, maturing 3/1/2026 - 11/20/2075; total market value
$134,293,264.
Cantor Fitzgerald & Co., 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $148,531,680, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 8.50%, maturing 3/1/2026 - 11/20/2075; total market value
$151,470,009.
CF Secured, LLC, 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $215,045,867, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 1.13% - 7.50%, maturing 3/31/2026 - 4/20/2071; total market value $219,346,790.
Citi Global Market, Inc., 3.81%, dated 12/31/2025, due 1/2/2026, repurchase price $138,529,316, collateralized by U.S.
Government Treasury Securities, ranging from 2.38% - 4.25%, maturing 2/15/2028 - 10/31/2029; total market value
$141,270,038.
Pershing LLC, 3.72%, dated 12/31/2025, due 1/2/2026, repurchase price $215,044,433, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 2/15/2026 - 12/20/2075; total market value
$219,300,007.
GS Emerging Markets
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 2,160,000 $ – $ 2,160,000 $ (2,160,000) $ –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 3,160,000 $ – $ 3,160,000 $ (3,160,000) $ –

1940 Act Funds - December 31, 2025 - Notes to Financial Statements - 71
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s
Statement of Operations.
GS International
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
Cantor Fitzgerald &
Co. 8,135,775 – 8,135,775 (8,135,775) –
Cantor Fitzgerald &
Co. 7,000,000 – 7,000,000 (7,000,000) –
Pershing LLC 11,000,000 – 11,000,000 (11,000,000) –
Total $ 31,135,775 $ – $ 31,135,775 $ (31,135,775) $ –
GS Small Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
Cantor Fitzgerald &
Co. 1,593,709 – 1,593,709 (1,593,709) –
Cantor Fitzgerald &
Co. 7,000,000 – 7,000,000 (7,000,000) –
CF Secured, LLC 1,000,000 – 1,000,000 (1,000,000) –
Citi Global Market,
Inc. 10,000,000 – 10,000,000 (10,000,000) –
Pershing LLC 7,000,000 – 7,000,000 (7,000,000) –
Total $ 31,593,709 $ – $ 31,593,709 $ (31,593,709) $ –
* As of December 31, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

72 - Notes to Financial Statements - December 31, 2025 - 1940 Act Funds
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2025 are primarily attributable to foreign capital gains tax, foreign currency gain/loss, investments in passive foreign investment companies ("PFICs"), investments in real estate investment trusts, reclassifications due to corporate actions, tax method changes, non-taxable distributions, and treatment of notional principal contracts. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December
31, 2025 may primarily be attributable to treatment of notional principal contracts, outstanding wash sale loss deferrals, treatment of corporate actions, and investments in PFICs. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2025 were as follows:
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course
Fund Capital
Total
Distributable
Earnings (Loss)
GS Emerging Markets $ 228,906 $ (228,906)
GS International – –
GS Large Cap – –
GS Small Cap – –
U.S. 130/30 – –

1940 Act Funds - December 31, 2025 - Notes to Financial Statements - 73
of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax
Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the year ended December 31, 2025, the Funds did not pay a significant amount of foreign or U.S.
federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
(k) Allocation of Expenses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU Reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the
Statements of Operations.
(m) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2025, the subadviser for each Fund is as follows:
Fund Subadviser
GS Emerging Markets Equity Goldman Sachs Asset Management, L.P. (“GSAM”)
GS International GSAM
GS Large Cap GSAM
GS Small Cap GSAM
U.S. 130/30 Jacobs Levy Equity Management, Inc.

74 - Notes to Financial Statements - December 31, 2025 - 1940 Act Funds
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
During the year ended December 31, 2025, NFA voluntarily waived investment advisory fees payable by GS Large Cap, for which
NFA shall not be entitled to later seek recoupment. The following table provides the voluntary waivers which may be discontinued
at anytime at the discretion of NFA.
For the year ended December 31, 2025, the effective advisory fee rates before and after voluntary advisory fee waivers were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Fund Fee Schedule
Advisory Fee
(annual rate)
GS Emerging Markets Equity Up to $100 million 0.95%
$100 million up to $200 million 0.93%
$200 million up to $500 million 0.91%
$500 million and more 0.89%
GS International Up to $200 million 0.78%
$200 million up to $500 million 0.73%
$500 million up to $1 billion 0.70%
$1 billion up to $2 billion 0.68%
$2 billion and more 0.67%
GS Large Cap Up to $200 million 0.58%
$200 million up to $500 million 0.55%
$500 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion and more 0.51%
GS Small Cap Up to $100 million 0.72%
$100 million up to $200 million 0.68%
$200 million and more 0.66%
U.S. 130/30 Up to $200 million 0.93%
$200 million up to $500 million 0.73%
$500 million and more 0.68%
Fund Amount
GS Large Cap $ 219,079
Fund
Effective Advisory Fee
Rate Before Voluntary**
Fee Waivers
**
Effective Advisory Fee
Rate After Voluntary**
Fee Waivers
GS Emerging Markets 0.92% 0.92%
GS International 0.73 0.73
GS Large Cap 0.53 0.52
GS Small Cap 0.70 0.70
U.S. 130/30 0.74 0.74
** Voluntary waivers may be discontinued at any time at the discretion of NFA.

1940 Act Funds - December 31, 2025 - Notes to Financial Statements - 75
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2025, NFM earned an aggregate of $1,459,386 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2025, the Funds' aggregate portion of such costs amounted to $20,060.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
4. Line of Credit, Interfund Lending and Earnings Credit
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the year ended December 31, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Funds may
participate in an interfund lending program among Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2025, none of the Funds engaged in interfund lending.
JPMorgan provides earnings credits for cash balances maintained in U.S. 130/30’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statements of Operations.
5. Investment Transactions
For the year ended December 31, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund Purchases Sales
GS Emerging Markets $ 795,861,029 $ 1,107,001,499
GS International 1,151,825,569 1,691,204,011
GS Large Cap 2,723,628,823 3,978,755,873
GS Small Cap 297,151,445 315,907,566
U.S. 130/30 953,285,777 1,145,053,681

76 - Notes to Financial Statements - December 31, 2025 - 1940 Act Funds
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended December 31, 2025, the Funds recaptured the following amounts of brokerage commissions:
Fund Amount
U.S. 130/30 $ 58

1940 Act Funds - December 31, 2025 - Notes to Financial Statements - 77
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2025 was as follows:
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
During the year ended December 31, 2025, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
GS Emerging Markets $ 19,850,783 $ – $ 19,850,783 $ – $ 19,850,783
GS International 30,957,247 28,642,864 59,600,111 – 59,600,111
GS Large Cap 227,384,905 138,789,658 366,174,563 – 366,174,563
GS Small Cap 3,886,559 27,460,905 31,347,464 – 31,347,464
U.S. 130/30 63,600,627 105,953,178 169,553,805 – 169,553,805
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
GS Emerging Markets $ 18,484,370 $ – $ 18,484,370 $ – $ 18,484,370
GS International 26,709,804 – 26,709,804 – 26,709,804
GS Large Cap 16,572,868 20,949,215 37,522,083 – 37,522,083
GS Small Cap 1,461,042 – 1,461,042 – 1,461,042
U.S. 130/30 5,917,799 62,000,717 67,918,516 – 67,918,516
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total
Accumulated
Earnings
(Deficit)
GS Emerging Markets $ 21,666,917 $ 38,212,481 $ 59,879,398 $ – $ – $ 85,157,152 $ 145,036,550
GS International 110,527,273 57,737,552 168,264,825 – – 132,144,401 300,409,226
GS Large Cap 33,129,176 450,952,676 484,081,852 – – 264,004,407 748,086,259
GS Small Cap 4,267,838 10,993,664 15,261,502 – – 27,191,497 42,452,999
U.S. 130/30 42,654,859 54,326,212 96,981,071 – – 210,110,529 307,091,600
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
GS Emerging Markets $ 315,259,422 $ 95,107,336 $ (8,189,079) $ 86,918,257
GS International 628,762,040 138,401,962 (6,609,756) 131,792,206
GS Large Cap 699,824,010 284,583,033 (20,578,627) 264,004,406
GS Small Cap 202,400,172 36,566,910 (9,375,413) 27,191,497
U.S. 130/30 742,114,849 248,331,134 (38,220,605) 210,110,529
Fund Utilized
GS Emerging Markets $ 54,580,033

78 - Notes to Financial Statements - December 31, 2025 - 1940 Act Funds
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

1940 Act Funds - December 31, 2025 - Report of Independent Registered Public Accounting Firm - 79
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT GS Emerging Markets
Equity Insights Fund, NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity Fund, NVIT GS Small Cap
Equity Insights Fund and NVIT U.S. 130/30 Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT GS
Emerging Markets Equity Insights Fund, NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity Fund, NVIT GS
Small Cap Equity Insights Fund and NVIT U.S. 130/30 Equity Fund (five of the funds constituting Nationwide Variable Insurance
Trust, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31,
2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the relevant ethical requirements relating to our audits, which include standards of the American Institute of Certified Public Accountants
(AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2026
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

80 - Supplemental Information - December 31, 2025 (Unaudited) - 1940 Act Funds
Other Federal Tax Information
For the year ended December 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.
For the taxable year ended December 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2025, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2025, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
GS Emerging Markets – %
GS International –
GS Large Cap 11 .28
GS Small Cap 27 .14
U.S. 130/30 15 .73
Fund Amount
GS Emerging Markets $ –
GS International 28,642,864
GS Large Cap 138,789,658
GS Small Cap 27,460,905
U.S. 130/30 105,953,178
Fund Amount Per Share
GS Emerging Markets $ 14,768,764 $ 0.4025
GS International 24,507,275 0.4607
GS Large Cap – –
GS Small Cap – –
U.S. 130/30 – –
Fund Amount Per Share
GS Emerging Markets $ 2,523,522 $ 0.0688
GS International 1,218,827 0.0229
GS Large Cap – –
GS Small Cap – –
U.S. 130/30 – –

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-40 (2-26)

Annual Financial Statements
December 31, 2025
Nationwide Variable Insurance Trust
Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT J.P. Morgan Inflation Managed Fund
NVIT Loomis Core Bond Fund
NVIT Loomis Short Term Bond Fund
NVIT Loomis Short Term High Yield Fund
(
formerly, NVIT Federated High Income Bond Fund
)
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may choose this option by:
- Calling 1-800-848-6331
- Logging into your account at https://www.nationwide.com/personal/investing/mutual-funds/
and choosing ‘Log in’, or by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form
N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and
N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust also makes this information available to investors on https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.
The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available:
- By calling 1-800-848-0920
- On the Fund’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the SEC’s website at http://www.sec.gov
Funds are required to disclose proxy votes using the issuer’s proxy card language and order, categorize votes by topic, and report shares voted versus shares loaned but not recalled.
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 1-800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and is not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company.
©2026 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 70
Statements of Operations 76
Statements of Changes in Net Assets 80
Financial Highlights 89
Notes to Financial Statements 96
Report of Independent Registered Public Accounting Firm 128
Supplemental Information 129

2 - Statement of Investments - December 31, 2025 - NVIT DoubleLine Total Return Tactical Fund
Asset-Backed Securities 12 .1%
Principal
Amount ($) Value ($)
Airlines 0 .9%
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(a) 477,620 458,945
Sprite Ltd., Series 2021-
1, Class A, 3.75%,
11/15/2046(a) 153,002 149,665
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(a) 333,520 331,033
939,643
Automobiles 0 .1%
Stellantis Financial
Underwritten Enhanced
Lease Trust, Series 2025-
CA, Class C, 4.44%,
8/20/2030(a) 100,000 100,127
Home Equity 2 .8%
HSI Asset Securitization
Corp. Trust, Series 2007-
NC1, Class A3, 4.21%,
4/25/2037(b) 372,233 244,000
J.P. Morgan Mortgage
Acquisition Trust, Series
2006-RM1, Class A5,
4.33%, 8/25/2036(b) 1,502,277 664,659
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
4.27%, 5/25/2037(b) 601,362 586,087
PRET LLC, Series 2024-
NPL7, Class A1, 5.93%,
10/25/2054(a)(c) 712,383 712,821
Renaissance Home Equity
Loan Trust, Series 2007-
1, Class AF4, 5.76%,
4/25/2037(c) 2,781,357 707,989
2,915,556
Other 7 .9%
Acrec Fl LLC, Series 2025-
FL3, Class A, 5.04%,
8/18/2042(a)(b) 100,000 99,781
ACRES LLC, Series 2025-
FL3, Class A, 5.35%,
8/18/2040(a)(b) 50,000 50,063
AMSR Trust, Series 2024-
SFR1, Class B, 4.29%,
7/17/2041(a)(c) 746,000 734,582
AREIT Ltd., Series 2025-
CRE10, Class A, 5.12%,
12/17/2029(a)(b) 100,000 99,906
CIFC Funding Ltd., Series
2025-7A, Class D1, 6.37%,
1/22/2039(a)(b) 500,000 500,297
DataBank Issuer, Series
2021-1A, Class A2, 2.06%,
2/27/2051(a) 155,000 154,299
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
DataBank Issuer II LLC,
Series 2025-1A, Class A2,
5.18%, 9/27/2055(a) 100,000 98,504
Empower CLO Ltd., Series
2023-2A, Class AR, 5.22%,
10/15/2038(a)(b) 500,000 499,988
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2026(a)(b) 1,000,000 994,593
GoodLeap Sustainable Home
Solutions Trust, Series
2021-5CS, Class C, 3.50%,
10/20/2048(a) 452,427 169,990
Home Partners of America
Trust
Series 2021-1, Class D,
2.48%, 9/17/2041(a) 977,567 886,944
Series 2021-1, Class F,
3.33%, 9/17/2041(a) 574,464 519,692
Invesco CLO Ltd., Series
2021-3A, Class DR, 6.96%,
10/22/2034(a)(b) 500,000 499,398
KREF Ltd., Series 2021-
FL2, Class A, 4.92%,
2/15/2039(a)(b) 37,288 37,199
LCM XV LP, Series 15A, Class
DR, 7.85%, 7/20/2030(a)(b) 187,689 188,333
MF1 LLC, Series 2025-
FL17, Class A, 5.05%,
2/18/2040(a)(b) 100,000 99,813
MF1 Ltd., Series 2022-
FL8, Class A, 5.08%,
2/19/2037(a)(b) 6,493 6,491
Progress Residential Trust,
Series 2022-SFR3, Class A,
3.20%, 4/17/2039(a) 467,254 460,867
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
5.34%, 10/20/2030(a)(b) 49,656 49,665
Scalelogix Abs Us Issuer LLC,
Series 2025-1A, Class B,
6.16%, 7/25/2055(a) 150,000 150,543
Stack Infrastructure Issuer
LLC, Series 2025-1A, Class
A2, 5.00%, 5/25/2050(a) 100,000 98,798
STWD Ltd., Series 2021-
FL2, Class A, 5.05%,
4/18/2038(a)(b) 41,898 41,900
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 403,477 388,970
TRTX Issuer Ltd., Series
2022-FL5, Class A, 5.39%,
2/15/2039(a)(b) 59,226 59,201
Vibrant CLO XR Ltd., Series
2018-10RA, Class C1,
8.88%, 4/20/2036(a)(b) 500,000 503,246
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(a) 347,409 324,680

NVIT DoubleLine Total Return Tactical Fund - December 31, 2025 - Statement of Investments - 3
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Voya CLO Ltd., Series 2023-
1A, Class A1R, 4.96%,
1/20/2039(a)(b) 500,000 500,328
8,218,071
Student Loan 0 .4%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(a) 489,506 477,111
Total Asset-Backed Securities
(cost $14,427,518)
12,650,508
Collateralized Mortgage Obligations 20 .9%
Alternative Loan Trust, Series
2005-64CB, Class 1A12,
4.65%, 12/25/2035(b) 700,504 591,783
Angel Oak Mortgage Trust
Series 2025-6, Class M1A,
6.33%, 4/25/2070(a)(b) 900,000 918,565
Series 2025-13, Class M1,
5.74%, 10/25/2070(a)(b) 700,000 701,836
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
4.33%, 2/25/2036(b) 3 3
BRAVO Residential Funding
Trust, Series 2025-
NQM9, Class M1, 6.02%,
9/25/2065(a)(b) 1,000,000 1,010,329
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1 1
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,023,285 423,809
CIM Trust, Series 2023-
R4, Class A1, 5.00%,
5/25/2062(a)(b) 697,847 697,396
FHLMC REMICS
Series 5004, Class LS, IO,
2.16%, 7/25/2050(b) 2,177,049 267,449
Series 5009, Class ZN,
3.50%, 7/25/2050 1,514,206 1,034,285
Series 5025, Class GB,
1.50%, 10/25/2050 1,626,000 1,072,483
Series 375, Class C1, IO,
2.50%, 1/25/2051 2,191,637 343,336
Series 5129, Class TZ,
2.50%, 8/25/2051 2,011,804 1,054,240
Series 5131, Class IG, IO,
3.50%, 8/25/2051 1,584,461 287,300
Series 5198, Class KZ,
2.00%, 2/25/2052 1,759,458 1,091,689
Series 5524, Class FB,
5.07%, 4/25/2055(b) 1,038,579 1,037,028
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
FHLMC STACR REMIC Trust,
Series 2024-DNA3, Class
M2, 5.32%, 10/25/2044(a)
(b) 900,000 899,442
FNMA REMICS
Series 2025-35, Class KY,
3.50%, 4/25/2046 1,155,000 1,053,798
Series 2020-77, Class S,
IO, 0.28%, 11/25/2050(b) 5,100,817 226,904
Series 2023-36, Class , IO,
2.50%, 10/25/2052 1,845,905 287,226
Series 2025-95, Class FG,
4.97%, 7/25/2055(b) 1,070,911 1,073,450
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(b) 700,000 659,739
GNMA REMICS
Series 2019-84, Class SA,
IO, 2.81%, 7/20/2049(b) 3,458,988 36,116
Series 2020-79, Class IN,
IO, 2.50%, 6/20/2050 5,914,585 840,372
Series 2020-151, Class MI,
IO, 2.50%, 10/20/2050 2,421,681 348,372
Series 2021-57, Class IA,
IO, 2.50%, 12/20/2050 2,781,782 402,095
Series 2021-30, Class KI,
IO, 3.00%, 2/20/2051 2,308,296 380,023
Series 2022-61, Class EI,
IO, 3.00%, 7/20/2051 3,189,181 519,500
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 4.21%,
7/25/2047(b) 573,650 390,064
New Residential Mortgage
Loan Trust
Series 2021-NQ1R, Class
M1, 2.27%, 7/25/2055(a)(b) 550,000 470,376
Series 2025-NQM5, Class
A3, 5.46%, 8/25/2065(a)(c) 203,986 204,859
Series 2025-NQM5, Class
M1, 6.09%, 8/25/2065(a)(b) 285,000 286,563
PRET LLC, Series 2024-
NPL9, Class A1, 5.85%,
12/25/2054(a)(c) 577,893 578,216
PRPM Trust, Series 2025-
NQM5, Class M1, 5.90%,
10/25/2070(a)(b) 500,000 501,445
RALI Trust, Series 2006-
QS17, Class A7, 6.00%,
12/25/2036 774,753 650,587
Verus Securitization Trust
Series 2021-6, Class B1,
4.05%, 10/25/2066(a)(b) 600,000 484,200
Series 2024-R1, Class M1,
5.90%, 9/25/2069(a)(b) 1,000,000 1,001,551
Total Collateralized Mortgage Obligations
(cost $21,933,887)
21,826,430

4 - Statement of Investments - December 31, 2025 - NVIT DoubleLine Total Return Tactical Fund
Commercial Mortgage-Backed Securities 7 .7%
Principal
Amount ($) Value ($)
BANK
Series 2020-BN30,
Class XB, IO, 0.72%,
12/15/2053(b) 3,036,000 91,341
Series 2017-BNK6, Class
XA, IO, 0.76%, 7/15/2060(b) 3,397,950 27,428
Series 2018-BN10, Class
XA, IO, 0.68%, 2/15/2061(b) 2,636,512 30,624
BBCMS Mortgage Trust
Series 2020-C6, Class XA,
IO, 1.02%, 2/15/2053(b) 1,854,334 62,081
Series 2021-C12, Class XA,
IO, 0.92%, 11/15/2054(b) 2,637,775 100,226
Series 2022-C18, Class XD,
IO, 2.17%, 12/15/2055(a)(b) 1,000,000 135,199
Series 2025-5C37, Class
A3, 5.02%, 9/15/2058 49,000 50,125
Series 2025-5C38, Class
A3, 5.15%, 11/15/2058 51,000 52,465
Series 2025-C32, Class XA,
IO, 1.13%, 2/15/2062(b) 998,676 81,994
Benchmark Mortgage Trust
Series 2020-B19, Class XA,
IO, 1.66%, 9/15/2053(b) 1,121,357 51,869
Series 2021-B27, Class XA,
IO, 1.23%, 7/15/2054(b) 1,938,193 90,341
Series 2024-V8, Class A1,
5.51%, 7/15/2057 82,915 84,371
Series 2025-V19, Class A3,
5.25%, 1/15/2058(b) 100,000 103,293
Series 2025-V16, Class A3,
5.44%, 8/15/2058(b) 100,000 103,919
Series 2025-V17, Class A3,
5.07%, 9/15/2058 48,000 49,180
Series 2025-V18, Class A3,
5.18%, 10/15/2058 100,000 102,980
BMO Mortgage Trust
Series 2024-5C7, Class AS,
5.89%, 11/15/2057(b) 50,000 51,383
Series 2025-5C12, Class
AS, 5.56%, 10/15/2058 49,000 50,214
Series 2025-5C13, Class
AS, 5.58%, 12/15/2058 150,000 154,388
BPR Trust, Series 2021-
TY, Class A, 4.92%,
9/15/2038(a)(b) 100,000 99,969
BSTN Commercial Mortgage
Trust, Series 2025-
HUB, Class A, 4.90%,
4/13/2041(a)(b) 100,000 100,396
BX Commercial Mortgage
Trust
Series 2021-XL2, Class D,
5.26%, 10/15/2038(a)(b) 70,000 69,913
Series 2024-MF, Class D,
6.44%, 2/15/2039(a)(b) 88,545 88,764
BX Trust, Series 2025-
ARIA, Class C, 5.52%,
12/13/2042(a)(b) 100,000 100,679
BXMT Ltd., Series 2021-
FL4, Class A, 4.90%,
5/15/2038(a)(b) 74,711 74,324
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
CD Mortgage Trust, Series
2017-CD6, Class XA, IO,
0.89%, 11/13/2050(b) 4,141,858 47,751
CFCRE Commercial Mortgage
Trust, Series 2016-C4,
Class XA, IO, 1.44%,
5/10/2058(b) 696,168 517
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 1.75%, 1/15/2049(b) 349,547 4
Series 2017-CX10,
Class XA, IO, 0.84%,
11/15/2050(b) 4,941,933 63,096
CSMC, Series 2021-
B33, Class A1, 3.05%,
10/10/2043(a) 85,095 81,408
CSMC Trust, Series 2017-
CALI, Class F, 3.78%,
11/10/2032(a)(b) 250,000 23,205
ELP Commercial Mortgage
Trust, Series 2025-
ELP, Class D, 5.43%,
11/13/2042(a)(b) 100,000 100,028
FNMA ACES REMICS
Series 2022-M4, Class A1X,
2.46%, 5/25/2030(b) 954,066 915,058
Series 2020-M7, Class X2,
IO, 1.24%, 3/25/2031(b) 5,093,961 197,706
Series 2022-M5, Class X,
IO, 0.59%, 1/1/2034(b) 13,031,000 364,282
GNMA REMICS
Series 2021-35, Class , IO,
1.03%, 12/16/2062(b) 4,077,793 293,808
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 4,533,706 245,757
Series 2021-129, Class , IO,
0.98%, 6/16/2063(b) 5,114,707 359,053
Series 2021-79, Class , IO,
0.87%, 8/16/2063(b) 4,612,164 296,289
Series 2021-65, Class , IO,
0.87%, 8/16/2063(b) 4,624,781 300,849
Series 2021-150, Class , IO,
1.04%, 11/16/2063(b) 5,545,002 418,428
Series 2022-49, Class , IO,
0.76%, 3/16/2064(b) 6,308,863 315,956
Series 2021-208, Class , IO,
0.76%, 6/16/2064(b) 6,075,187 325,989
Series 2024-29, Class AI,
IO, 0.73%, 10/16/2065(b) 7,404,187 425,904
GPMT Ltd., Series 2021-
FL3, Class A, 5.35%,
7/16/2035(a)(b) 13,146 13,138
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.50%, 11/10/2049(b) 4,823,259 7,518
Series 2017-GS8, Class XA,
IO, 0.93%, 11/10/2050(b) 4,563,879 53,245
Series 2018-GS9, Class C,
4.34%, 3/10/2051(b) 100,000 91,603

NVIT DoubleLine Total Return Tactical Fund - December 31, 2025 - Statement of Investments - 5
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
JPMDB Commercial Mortgage
Securities Trust, Series
2020-COR7, Class XA, IO,
1.64%, 5/13/2053(b) 1,188,588 53,146
LoanCore Issuer LLC, Series
2025-CRE8, Class A,
5.12%, 8/17/2042(a)(b) 100,000 100,000
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2017-C33, Class XA,
IO, 1.23%, 5/15/2050(b) 2,180,510 27,151
Morgan Stanley Capital I
Trust, Series 2019-L3,
Class XA, IO, 0.60%,
11/15/2052(b) 2,795,326 55,729
SG Commercial Mortgage
Securities Trust, Series
2016-C5, Class XA, IO,
1.81%, 10/10/2048(b) 2,204,492 6,197
Velocity Commercial Capital
Loan Trust, Series
2025-5, Class A, 5.32%,
12/25/2055(a)(b) 497,683 499,165
Wells Fargo Commercial
Mortgage Trust
Series 2017-C42, Class C,
4.30%, 12/15/2050(b) 161,000 146,590
Series 2021-C59, Class XA,
IO, 1.48%, 4/15/2054(b) 1,623,474 91,073
Series 2024-5C1, Class A3,
5.93%, 7/15/2057 48,000 50,254
Series 2025-5C7, Class A3,
5.20%, 12/15/2058 52,000 53,490
Total Commercial Mortgage-Backed
Securities
(cost $8,415,141) 8,030,853
Corporate Bonds 12 .2%
Aerospace & Defense 0 .2%
Goat Holdco LLC ,
6.75%, 2/1/2032(a) 20,000 20,541
Lockheed Martin Corp. ,
5.00%, 8/15/2035 34,000 34,630
Northrop Grumman Corp. ,
4.03%, 10/15/2047 18,000 14,458
5.20%, 6/1/2054 58,000 54,220
Textron, Inc. ,
5.50%, 5/15/2035 29,000 30,040
TransDigm, Inc. ,
6.38%, 5/31/2033(a) 30,000 30,784
6.25%, 1/31/2034(a) 5,000 5,188
6.75%, 1/31/2034(a) 5,000 5,209
195,070
Automobile Components 0 .1%
American Axle &
Manufacturing, Inc. ,
6.38%, 10/15/2032(a) 15,000 15,277
7.75%, 10/15/2033(a) 10,000 10,186
Corporate Bonds
Principal
Amount ($) Value ($)
Automobile Components
Clarios Global LP ,
6.75%, 2/15/2030(a) 35,000 36,533
6.75%, 9/15/2032(a) 40,000 41,480
Dornoch Debt Merger Sub,
Inc. ,
6.63%, 10/15/2029(a) 10,000 8,657
112,133
Automobiles 0 .1%
Hyundai Capital America ,
5.30%, 1/8/2029(a) 54,000 55,396
Nissan Motor Acceptance Co.
LLC ,
6.13%, 9/30/2030(a) 20,000 20,003
75,399
Banks 1 .2%
Banco de Credito del Peru
S.A. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.45%),
3.25%, 9/30/2031(d) 62,000 61,143
Banco Internacional del Peru
SAA Interbank ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.07%),
6.40%, 4/30/2035(a)(d) 150,000 157,500
Banco Mercantil del Norte SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.07%),
8.38%, 5/20/2031(a)(d)(e) 200,000 210,000
Bank of America Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
6.63%, 5/01/2030(d)(e) 16,000 16,671
(SOFR + 1.65%), 5.47%,
1/23/2035(d) 24,000 25,001
(SOFR + 1.70%), 5.74%,
2/12/2036(d) 27,000 28,134
Citigroup, Inc. ,
Series GG, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.89%), 6.88%,
8/15/2030(d)(e) 17,000 17,665
(SOFR + 1.46%), 4.95%,
5/7/2031(d) 30,000 30,641
(SOFR + 1.17%), 4.50%,
9/11/2031(d) 20,000 20,062
(SOFR + 2.66%), 6.17%,
5/25/2034(d) 15,000 15,930
JPMorgan Chase & Co. ,
(SOFR + 1.01%), 5.14%,
1/24/2031(d) 26,000 26,873
(SOFR + 1.44%), 5.10%,
4/22/2031(d) 32,000 33,039
(SOFR + 0.93%), 4.26%,
10/22/2031(d) 16,000 15,952

6 - Statement of Investments - December 31, 2025 - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 1.46%), 5.29%,
7/22/2035(d) 59,000 60,869
(SOFR + 1.64%), 5.58%,
7/23/2036(d) 19,000 19,655
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.42%), 5.37%,
7/21/2036(d) 21,000 21,598
Royal Bank of Canada ,
(SOFR + 0.98%), 4.31%,
11/3/2031(d) 65,000 64,680
Toronto-Dominion Bank (The) ,
4.93%, 10/15/2035 15,000 14,989
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(d) 13,000 14,024
(SOFR + 1.57%), 5.15%,
8/5/2032(d) 30,000 30,971
United Overseas Bank Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.23%),
2.00%, 10/14/2031(d) 200,000 196,370
Wells Fargo & Co. ,
(SOFR + 1.50%), 5.15%,
4/23/2031(d) 71,000 73,287
(SOFR + 1.34%), 4.89%,
9/15/2036(d) 72,000 71,775
1,226,829
Biotechnology 0 .1%
AbbVie, Inc. ,
5.50%, 3/15/2064 31,000 30,096
Amgen, Inc. ,
5.75%, 3/2/2063 49,000 47,809
Biogen, Inc. ,
5.05%, 1/15/2031 65,000 67,057
144,962
Broadline Retail 0 .0%
†
Wayfair LLC ,
7.25%, 10/31/2029(a) 25,000 26,092
6.75%, 11/15/2032(a) 10,000 10,281
36,373
Building Products 0 .3%
Amrize Finance US LLC ,
4.95%, 4/7/2030 12,000 12,270
Builders FirstSource, Inc. ,
6.38%, 3/1/2034(a) 30,000 31,018
6.75%, 5/15/2035(a) 15,000 15,683
Carlisle Cos., Inc. ,
5.55%, 9/15/2040 12,000 12,161
Cornerstone Building Brands,
Inc. ,
9.50%, 8/15/2029(a) 15,000 11,100
CRH America Finance, Inc. ,
4.40%, 2/9/2031 35,000 35,058
EMRLD Borrower LP ,
6.63%, 12/15/2030(a) 30,000 31,245
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Griffon Corp. ,
5.75%, 3/1/2028 40,000 40,078
Miter Brands Acquisition
Holdco, Inc. ,
6.75%, 4/1/2032(a) 30,000 30,756
Owens Corning ,
5.70%, 6/15/2034 27,000 28,381
Quikrete Holdings, Inc. ,
6.75%, 3/1/2033(a) 25,000 26,107
Standard Building Solutions,
Inc. ,
6.50%, 8/15/2032(a) 65,000 66,919
5.88%, 3/15/2034(a) 10,000 10,029
350,805
Capital Markets 0 .2%
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.23%), 5.06%,
7/22/2032(d) 24,000 24,874
Goldman Sachs Group, Inc.
(The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.46%),
6.85%, 2/10/2030(d)(e) 15,000 15,599
(SOFR + 1.06%), 4.37%,
10/21/2031(d) 36,000 35,914
(SOFR + 1.55%), 5.33%,
7/23/2035(d) 33,000 33,906
Morgan Stanley ,
Series I, (SOFR + 1.07%),
4.36%, 10/22/2031(d) 36,000 35,882
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(d) 15,000 15,785
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(d) 33,000 34,682
196,642
Chemicals 0 .2%
Celanese US Holdings LLC ,
6.50%, 4/15/2030 10,000 10,050
6.75%, 4/15/2033 10,000 9,947
EQUATE Petrochemical Co.
KSC ,
Reg. S, 4.25%, 11/3/2026 200,000 199,563
Olin Corp. ,
6.63%, 4/1/2033(a) 10,000 9,925
Solstice Advanced Materials,
Inc. ,
5.63%, 9/30/2033(a) 5,000 5,044
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 20,000 19,038
253,567
Commercial Services & Supplies 0 .4%
Allied Universal Holdco LLC ,
7.88%, 2/15/2031(a) 60,000 63,233

NVIT DoubleLine Total Return Tactical Fund - December 31, 2025 - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Element Fleet Management
Corp. ,
5.04%, 3/25/2030(a) 31,000 31,683
Garda World Security Corp. ,
6.50%, 1/15/2031(a) 15,000 15,349
8.25%, 8/1/2032(a) 45,000 45,735
8.38%, 11/15/2032(a) 30,000 30,558
Madison IAQ LLC ,
5.88%, 6/30/2029(a) 50,000 49,696
Republic Services, Inc. ,
5.15%, 3/15/2035 29,000 29,929
Rollins, Inc. ,
5.25%, 2/24/2035 33,000 33,669
Veralto Corp. ,
5.35%, 9/18/2028 10,000 10,311
5.45%, 9/18/2033 15,000 15,655
Veritiv Operating Co. ,
10.50%, 11/30/2030(a) 15,000 16,128
Waste Connections, Inc. ,
5.25%, 9/1/2035 25,000 25,875
367,821
Communications Equipment 0 .0%
†
CommScope LLC ,
9.50%, 12/15/2031(a) 5,000 5,050
Motorola Solutions, Inc. ,
5.20%, 8/15/2032 26,000 26,807
31,857
Construction & Engineering 0 .2%
Bioceanico Sovereign
Certificate Ltd. ,
Reg. S, 0.00%, 6/5/2034(f) 103,364 84,397
MasTec, Inc. ,
5.90%, 6/15/2029 30,000 31,255
Quanta Services, Inc. ,
5.25%, 8/9/2034 49,000 50,240
165,892
Consumer Finance 0 .4%
American Express Co. ,
(SOFR + 1.44%), 5.02%,
4/25/2031(d) 77,000 79,352
Avolon Holdings Funding Ltd. ,
5.75%, 3/1/2029(a) 54,000 55,838
4.70%, 1/30/2031(a) 9,000 8,942
Azorra Finance Ltd. ,
7.75%, 4/15/2030(a) 15,000 15,839
7.25%, 1/15/2031(a) 25,000 26,196
GGAM Finance Ltd. ,
6.88%, 4/15/2029(a) 60,000 62,231
Global Aircraft Leasing Co.
Ltd. ,
8.75%, 9/1/2027(a) 90,000 93,334
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 15,000 15,226
5.15%, 3/17/2030(a) 15,000 15,206
OneMain Finance Corp. ,
6.13%, 5/15/2030 20,000 20,392
7.50%, 5/15/2031 20,000 21,043
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
OneMain Finance Corp.,
6.50%, 3/15/2033 25,000 25,216
438,815
Consumer Staples Distribution & Retail 0 .1%
Kroger Co. (The) ,
5.65%, 9/15/2064 31,000 29,571
United Natural Foods, Inc. ,
6.75%, 10/15/2028(a) 60,000 60,056
US Foods, Inc. ,
5.75%, 4/15/2033(a) 40,000 40,744
130,371
Containers & Packaging 0 .1%
CCL Industries, Inc. ,
3.05%, 6/1/2030(a) 33,000 31,107
Clydesdale Acquisition
Holdings, Inc. ,
6.75%, 4/15/2032(a) 30,000 30,848
Sonoco Products Co. ,
4.60%, 9/1/2029 15,000 15,121
Trident TPI Holdings, Inc. ,
12.75%, 12/31/2028(a) 15,000 15,369
92,445
Distributors 0 .0%
†
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 15,000 15,012
Diversified Consumer Services 0 .1%
Graham Holdings Co. ,
5.63%, 12/1/2033(a) 25,000 25,241
Mavis Tire Express Services
Topco Corp. ,
6.50%, 5/15/2029(a) 15,000 14,851
Wand NewCo 3, Inc. ,
7.63%, 1/30/2032(a) 40,000 42,333
82,425
Diversified REITs 0 .1%
VICI Properties LP ,
4.63%, 12/1/2029(a) 66,000 65,871
Diversified Telecommunication Services 0 .3%
Altice France SA ,
6.88%, 7/15/2032(a) 10,000 9,589
AT&T, Inc. ,
6.05%, 8/15/2056 68,000 68,400
Bell Canada ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.39%),
6.88%, 9/15/2055(d) 18,000 18,571
CCO Holdings LLC ,
5.13%, 5/1/2027(a) 20,000 19,973
4.75%, 3/1/2030(a) 30,000 28,651
4.75%, 2/1/2032(a) 20,000 18,279
4.25%, 1/15/2034(a) 10,000 8,503
Cipher Compute LLC ,
7.13%, 11/15/2030(a) 15,000 15,277
Flash Compute LLC ,
7.25%, 12/31/2030(a) 20,000 19,815

8 - Statement of Investments - December 31, 2025 - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Level 3 Financing, Inc. ,
6.88%, 6/30/2033(a) 30,000 30,698
TELUS Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.71%),
7.00%, 10/15/2055(d) 30,000 31,230
Uniti Group LP ,
8.63%, 6/15/2032(a) 15,000 14,776
Verizon Communications, Inc. ,
5.75%, 11/30/2045 38,000 37,729
Windstream Services LLC ,
8.25%, 10/1/2031(a) 5,000 5,249
7.50%, 10/15/2033(a) 5,000 5,125
331,865
Electric Utilities 0 .9%
AEP Texas, Inc. ,
5.45%, 5/15/2029 17,000 17,599
Alliant Energy Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.08%),
5.75%, 4/1/2056(d) 15,000 14,973
Arizona Public Service Co. ,
5.90%, 8/15/2055 68,000 69,138
Commonwealth Edison Co. ,
5.95%, 6/1/2055 67,000 69,633
Duke Energy Corp. ,
5.00%, 8/15/2052 9,000 7,946
5.80%, 6/15/2054 56,000 55,372
Entergy Arkansas LLC ,
5.75%, 6/1/2054 16,000 16,126
Entergy Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.67%),
7.13%, 12/1/2054(d) 29,000 30,449
Entergy Louisiana LLC ,
4.75%, 9/15/2052 22,000 19,145
Evergy Kansas Central, Inc. ,
5.70%, 3/15/2053 32,000 31,666
JSW Hydro Energy Ltd. ,
Reg. S, 4.13%, 5/18/2031 139,000 129,141
Kentucky Utilities Co. ,
5.85%, 8/15/2055 12,000 12,092
Mexico Generadora de
Energia S de rl ,
Reg. S, 5.50%, 12/6/2032 103,924 105,624
Minejesa Capital BV ,
Reg. S, 4.63%, 8/10/2030 143,840 143,064
NextEra Energy Capital
Holdings, Inc. ,
5.90%, 3/15/2055 32,000 32,352
Niagara Mohawk Power Corp. ,
4.65%, 10/3/2030(a) 31,000 31,191
NRG Energy, Inc. ,
6.00%, 2/1/2033(a) 15,000 15,297
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern Co. (The) ,
Series 2025, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.07%), 6.38%,
3/15/2055(d) 9,000 9,393
Trans-Allegheny Interstate
Line Co. ,
5.00%, 1/15/2031(a) 65,000 66,772
Virginia Electric and Power
Co. ,
5.55%, 8/15/2054 13,000 12,601
Series D, 5.60%, 9/15/2055 15,000 14,569
Vistra Operations Co. LLC ,
4.38%, 5/1/2029(a) 16,000 15,799
919,942
Electrical Equipment 0 .1%
Hubbell, Inc. ,
4.80%, 11/15/2035 17,000 16,890
Molex Electronic Technologies
LLC ,
5.25%, 4/30/2032(a) 37,000 37,984
Vertiv Group Corp. ,
4.13%, 11/15/2028(a) 34,000 33,582
88,456
Electronic Equipment, Instruments & Components 0 .2%
Amphenol Corp. ,
5.30%, 11/15/2055 49,000 46,810
Arrow Electronics, Inc. ,
5.15%, 8/21/2029 35,000 35,798
Avnet, Inc. ,
6.25%, 3/15/2028 61,000 63,178
Flex Ltd. ,
5.38%, 11/13/2035 16,000 15,962
161,748
Energy Equipment & Services 0 .1%
Kodiak Gas Services LLC ,
6.50%, 10/1/2033(a) 15,000 15,318
6.75%, 10/1/2035(a) 15,000 15,423
Nabors Industries, Inc. ,
9.13%, 1/31/2030(a) 10,000 10,455
7.63%, 11/15/2032(a) 10,000 9,829
WBI Operating LLC ,
6.50%, 10/15/2033(a) 30,000 29,887
Weatherford International Ltd. ,
6.75%, 10/15/2033(a) 35,000 35,844
116,756
Entertainment 0 .1%
Netflix, Inc. ,
5.38%, 11/15/2029(a) 24,000 25,018
5.40%, 8/15/2054 19,000 18,412
Warnermedia Holdings, Inc. ,
4.05%, 3/15/2029 10,000 9,678
4.28%, 3/15/2032 5,000 4,389
5.05%, 3/15/2042 10,000 7,038
64,535

NVIT DoubleLine Total Return Tactical Fund - December 31, 2025 - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services 0 .2%
Block Financial LLC ,
5.38%, 9/15/2032 71,000 71,458
Fiserv, Inc. ,
4.55%, 2/15/2031 32,000 31,670
5.45%, 3/15/2034 26,000 26,362
Freedom Mortgage Holdings
LLC ,
8.38%, 4/1/2032(a) 5,000 5,263
Global Payments, Inc. ,
5.55%, 11/15/2035 15,000 14,909
PennyMac Financial Services,
Inc. ,
7.88%, 12/15/2029(a) 35,000 37,242
6.88%, 5/15/2032(a) 10,000 10,469
Rocket Cos., Inc. ,
6.38%, 8/1/2033(a) 15,000 15,639
213,012
Food Products 0 .2%
Bunge Ltd. Finance Corp. ,
4.65%, 9/17/2034 35,000 34,341
Campbell's Co. (The) ,
5.40%, 3/21/2034 13,000 13,241
Flowers Foods, Inc. ,
5.75%, 3/15/2035 30,000 30,077
JBS USA Holding Lux Sarl ,
3.75%, 12/1/2031 47,000 44,632
Mars, Inc. ,
5.70%, 5/1/2055(a) 34,000 33,868
156,159
Gas Utilities 0 .0%
†
National Fuel Gas Co. ,
5.95%, 3/15/2035 12,000 12,543
Southern Natural Gas Co.
LLC ,
5.45%, 8/1/2035(a) 7,000 7,163
19,706
Ground Transportation 0 .6%
Burlington Northern Santa Fe
LLC ,
5.50%, 3/15/2055 28,000 27,535
CSX Corp. ,
3.35%, 9/15/2049 80,000 56,239
Dcli Bidco LLC ,
7.75%, 11/15/2029(a) 25,000 25,698
Genesee & Wyoming, Inc. ,
6.25%, 4/15/2032(a) 60,000 61,875
Lima Metro Line 2 Finance
Ltd. ,
Reg. S, 5.88%, 7/5/2034 76,241 79,002
Penske Truck Leasing Co. LP ,
5.25%, 2/1/2030(a) 64,000 65,902
Simpar Europe SA ,
Reg. S, 5.20%, 1/26/2031 200,000 161,000
Star Leasing Co. LLC ,
7.63%, 2/15/2030(a) 15,000 13,953
Triton Container International
Ltd. ,
3.25%, 3/15/2032 31,000 28,175
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Uber Technologies, Inc. ,
4.80%, 9/15/2034 65,000 64,981
Watco Cos. LLC ,
7.13%, 8/1/2032(a) 55,000 57,602
641,962
Health Care Equipment & Supplies 0 .1%
Bausch + Lomb Corp. ,
8.38%, 10/1/2028(a) 30,000 31,313
GE HealthCare Technologies,
Inc. ,
4.80%, 1/15/2031 31,000 31,573
Solventum Corp. ,
5.40%, 3/1/2029 11,000 11,393
VSP Optical Group, Inc. ,
5.45%, 12/1/2035(a) 11,000 11,073
Zimmer Biomet Holdings, Inc. ,
5.20%, 9/15/2034 30,000 30,577
115,929
Health Care Providers & Services 0 .3%
Cardinal Health, Inc. ,
4.90%, 9/15/2045 71,000 63,995
Community Health Systems,
Inc. ,
6.00%, 1/15/2029(a) 20,000 19,994
Elevance Health, Inc. ,
5.13%, 2/15/2053 66,000 59,569
Laboratory Corp. of America
Holdings ,
4.80%, 10/1/2034 64,000 63,433
LifePoint Health, Inc. ,
10.00%, 6/1/2032(a) 20,000 21,242
Quest Diagnostics, Inc. ,
5.00%, 12/15/2034 29,000 29,329
Radiology Partners, Inc. ,
8.50%, 7/15/2032(a) 30,000 31,339
Tenet Healthcare Corp. ,
5.50%, 11/15/2032(a) 5,000 5,069
293,970
Health Care REITs 0 .0%
†
Omega Healthcare Investors,
Inc. ,
3.38%, 2/1/2031 16,000 14,938
3.25%, 4/15/2033 18,000 16,001
30,939
Health Care Technology 0 .0%
†
IQVIA, Inc. ,
6.25%, 2/1/2029 19,000 20,028
Hotel & Resort REITs 0 .0%
†
RHP Hotel Properties LP ,
6.50%, 6/15/2033(a) 25,000 25,988
Hotels, Restaurants & Leisure 0 .6%
Acushnet Co. ,
5.63%, 12/1/2033(a) 15,000 15,169
Caesars Entertainment, Inc. ,
6.00%, 10/15/2032(a) 30,000 29,173
Carnival Corp. ,
5.13%, 5/1/2029(a) 10,000 10,111

10 - Statement of Investments - December 31, 2025 - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Carnival Corp.,
5.88%, 6/15/2031(a) 30,000 30,987
5.75%, 8/1/2032(a) 30,000 30,788
6.13%, 2/15/2033(a) 11,000 11,359
Expedia Group, Inc. ,
3.80%, 2/15/2028 74,000 73,591
Fertitta Entertainment LLC ,
6.75%, 1/15/2030(a) 10,000 9,508
Full House Resorts, Inc. ,
8.25%, 2/15/2028(a) 15,000 13,031
Life Time, Inc. ,
6.00%, 11/15/2031(a) 40,000 40,980
Light & Wonder International,
Inc. ,
6.25%, 10/1/2033(a) 25,000 25,310
Lindblad Expeditions LLC ,
7.00%, 9/15/2030(a) 15,000 15,648
Marriott International, Inc. ,
4.50%, 10/15/2031 31,000 31,067
5.35%, 3/15/2035 31,000 31,849
McDonald's Corp. ,
5.45%, 8/14/2053 33,000 32,035
NCL Corp. Ltd. ,
5.88%, 1/15/2031(a) 10,000 9,962
6.25%, 9/15/2033(a) 10,000 9,996
Rivers Enterprise Borrower
LLC ,
6.63%, 2/1/2033(a) 45,000 46,006
Rivers Enterprise Lender LLC ,
6.25%, 10/15/2030(a) 10,000 10,207
Royal Caribbean Cruises Ltd. ,
5.38%, 7/15/2027(a) 16,000 16,121
5.38%, 1/15/2036 13,000 13,055
Sabre GLBL, Inc. ,
8.63%, 6/1/2027(a) 3,000 3,060
10.75%, 11/15/2029(a) 8,000 6,803
10.75%, 3/15/2030(a) 10,000 8,223
Viking Cruises Ltd. ,
5.88%, 10/15/2033(a) 35,000 35,541
Voyager Parent LLC ,
9.25%, 7/1/2032(a) 15,000 15,917
575,497
Household Durables 0 .0%
†
Newell Brands, Inc. ,
6.38%, 5/15/2030 10,000 9,766
Taylor Morrison Communities,
Inc. ,
5.75%, 11/15/2032(a) 20,000 20,578
Whirlpool Corp. ,
6.50%, 6/15/2033 15,000 14,545
44,889
Household Products 0 .0%
†
Energizer Holdings, Inc. ,
6.00%, 9/15/2033(a) 15,000 14,388
Independent Power and Renewable Electricity Producers
0 .1%
PSEG Power LLC ,
5.20%, 5/15/2030(a) 22,000 22,500
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
Southern Power Co. ,
Series B, 4.90%, 10/1/2035 18,000 17,806
Talen Energy Supply LLC ,
6.25%, 2/1/2034(a) 15,000 15,299
55,605
Industrial REITs 0 .1%
First Industrial LP ,
5.25%, 1/15/2031 40,000 40,827
Lineage OP LP ,
5.25%, 7/15/2030(a) 34,000 34,301
75,128
Insurance 0 .3%
Acrisure LLC ,
6.75%, 7/1/2032(a) 25,000 25,753
Alliant Holdings Intermediate
LLC ,
6.50%, 10/1/2031(a) 40,000 41,228
APH Somerset Investor 2
LLC ,
7.88%, 11/1/2029(a) 15,000 15,150
Arthur J Gallagher & Co. ,
4.85%, 12/15/2029 16,000 16,372
Athene Global Funding ,
4.72%, 10/8/2029(a) 14,000 14,001
5.03%, 7/17/2030(a) 18,000 18,134
Brown & Brown, Inc. ,
6.25%, 6/23/2055 12,000 12,478
Guardian Life Global Funding ,
4.80%, 4/28/2030(a) 27,000 27,572
MetLife, Inc. ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.08%), 6.35%,
3/15/2055(d) 26,000 27,418
New York Life Insurance Co. ,
6.75%, 11/15/2039(a) 13,000 14,836
Panther Escrow Issuer LLC ,
7.13%, 6/1/2031(a) 50,000 51,812
Prudential Financial, Inc. ,
5.20%, 3/14/2035 21,000 21,537
Travelers Cos., Inc. (The) ,
5.70%, 7/24/2055 12,000 12,255
Willis North America, Inc. ,
4.55%, 3/15/2031 18,000 18,022
316,568
Interactive Media & Services 0 .1%
Meta Platforms, Inc. ,
5.60%, 5/15/2053 55,000 52,644
IT Services 0 .1%
CoreWeave, Inc. ,
9.25%, 6/1/2030(a) 15,000 13,947
Kyndryl Holdings, Inc. ,
4.10%, 10/15/2041 61,000 48,316
VeriSign, Inc. ,
5.25%, 6/1/2032 38,000 39,058
101,321

NVIT DoubleLine Total Return Tactical Fund - December 31, 2025 - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Leisure Products 0 .0%
†
Mattel, Inc. ,
5.00%, 11/17/2030 12,000 12,083
Life Sciences Tools & Services 0 .0%
†
Illumina, Inc. ,
4.75%, 12/12/2030 25,000 25,239
Machinery 0 .1%
Husky Injection Molding
Systems Ltd. ,
9.00%, 2/15/2029(a) 75,000 78,655
Westinghouse Air Brake
Technologies Corp. ,
4.90%, 5/29/2030 65,000 66,506
145,161
Marine Transportation 0 .2%
Yinson Bergenia Production
BV ,
8.50%, 1/31/2045(a) 200,000 209,358
Media 0 .3%
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a) 10,000 9,929
7.13%, 2/15/2031(a) 20,000 20,943
Directv Financing LLC ,
8.88%, 2/1/2030(a) 20,000 20,236
DirecTV Financing LLC ,
5.88%, 8/15/2027(a) 21,000 21,123
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 15,000 14,726
5.13%, 6/1/2029 10,000 8,875
EchoStar Corp. ,
10.75%, 11/30/2029 10,000 11,058
Gray Media, Inc. ,
9.63%, 7/15/2032(a) 15,000 15,567
7.25%, 8/15/2033(a) 15,000 15,327
Lamar Media Corp. ,
5.38%, 11/1/2033(a) 20,000 19,869
McGraw-Hill Education, Inc. ,
7.38%, 9/1/2031(a) 20,000 21,101
Neptune Bidco US, Inc. ,
10.38%, 5/15/2031(a) 10,000 10,254
Sirius XM Radio LLC ,
5.50%, 7/1/2029(a) 85,000 85,696
Univision Communications,
Inc. ,
7.38%, 6/30/2030(a) 30,000 30,493
Videotron Ltd. ,
5.70%, 1/15/2035(a) 30,000 30,668
335,865
Metals & Mining 0 .3%
ArcelorMittal SA ,
6.00%, 6/17/2034 16,000 17,200
Corp. Nacional del Cobre de
Chile ,
Reg. S, 3.00%, 9/30/2029 200,000 189,803
Novelis Corp. ,
6.88%, 1/30/2030(a) 10,000 10,384
Rio Tinto Finance USA plc ,
5.75%, 3/14/2055 17,000 17,334
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Vale Overseas Ltd. ,
6.40%, 6/28/2054 17,000 17,348
Volcan Cia Minera SAA ,
8.50%, 10/28/2032(a) 20,000 20,578
272,647
Mortgage Real Estate Investment Trusts (REITs) 0 .0%
†
Starwood Property Trust, Inc. ,
5.25%, 10/15/2028(a) 30,000 30,218
Multi-Utilities 0 .2%
Black Hills Corp. ,
6.00%, 1/15/2035 29,000 30,927
CMS Energy Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.96%),
6.50%, 6/1/2055(d) 16,000 16,452
Consumers Energy Co. ,
4.50%, 1/15/2031 19,000 19,209
DTE Energy Co. ,
5.85%, 6/1/2034 41,000 43,719
NiSource, Inc. ,
5.35%, 4/1/2034 26,000 26,803
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.45%),
6.95%, 11/30/2054(d) 13,000 13,531
5.85%, 4/1/2055 26,000 25,918
Southern Co. Gas Capital
Corp. ,
Series A, 4.05%, 9/15/2028 10,000 10,003
WEC Energy Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.91%),
5.63%, 5/15/2056(d) 23,000 23,145
209,707
Oil, Gas & Consumable Fuels 1 .0%
Antero Midstream Partners LP ,
5.75%, 7/1/2034(a) 12,000 12,091
Buckeye Partners LP ,
6.88%, 7/1/2029(a) 60,000 62,413
Cheniere Energy Partners LP ,
4.00%, 3/1/2031 15,000 14,606
Cheniere Energy, Inc. ,
4.63%, 10/15/2028 56,000 55,905
5.65%, 4/15/2034 16,000 16,598
Chord Energy Corp. ,
6.00%, 10/1/2030(a) 15,000 15,184
6.75%, 3/15/2033(a) 25,000 25,853
Colonial Enterprises, Inc. ,
5.63%, 11/15/2035(a) 18,000 18,140
Cosan Overseas Ltd. ,
Reg. S, 8.25%,
2/05/2026(g) 100,000 100,850
DT Midstream, Inc. ,
4.13%, 6/15/2029(a) 16,000 15,789
Eastern Energy Gas Holdings
LLC ,
5.65%, 10/15/2054 31,000 29,987

12 - Statement of Investments - December 31, 2025 - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enterprise Products Operating
LLC ,
5.55%, 2/16/2055 34,000 32,950
Expand Energy Corp. ,
6.75%, 4/15/2029(a) 10,000 10,059
4.75%, 2/1/2032 16,000 15,784
Florida Gas Transmission Co.
LLC ,
5.75%, 7/15/2035(a) 12,000 12,452
GNL Quintero SA ,
Reg. S, 4.63%, 7/31/2029 94,160 94,076
Gulfport Energy Operating
Corp. ,
6.75%, 9/1/2029(a) 65,000 67,124
Gulfstream Natural Gas
System LLC ,
5.60%, 7/23/2035(a) 19,000 19,473
Harvest Midstream I LP ,
7.50%, 5/15/2032(a) 30,000 31,271
Hilcorp Energy I LP ,
7.25%, 2/15/2035(a) 15,000 14,256
Kinder Morgan Energy
Partners LP ,
6.95%, 1/15/2038 14,000 15,725
Matador Resources Co. ,
6.50%, 4/15/2032(a) 20,000 20,283
NGL Energy Operating LLC ,
8.13%, 2/15/2029(a) 10,000 10,380
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 33,000 30,359
Permian Resources Operating
LLC ,
6.25%, 2/1/2033(a) 17,000 17,438
Peru LNG Srl ,
Reg. S, 5.38%, 3/22/2030 150,020 144,794
Petroleos Mexicanos ,
6.75%, 9/21/2047 50,000 41,110
Tallgrass Energy Partners LP ,
7.38%, 2/15/2029(a) 20,000 20,671
6.75%, 3/15/2034(a) 10,000 10,000
Venture Global LNG, Inc. ,
8.38%, 6/1/2031(a) 20,000 19,888
9.88%, 2/1/2032(a) 10,000 10,331
Venture Global Plaquemines
LNG LLC ,
6.13%, 12/15/2030(a) 5,000 5,092
7.50%, 5/1/2033(a) 5,000 5,402
6.50%, 1/15/2034(a) 15,000 15,364
Viper Energy Partners LLC ,
4.90%, 8/1/2030 22,000 22,252
Vital Energy, Inc. ,
7.88%, 4/15/2032(a) 10,000 9,853
1,063,803
Paper & Forest Products 0 .0%
†
Suzano Netherlands BV ,
5.50%, 1/15/2036 20,000 19,828
Passenger Airlines 0 .0%
†
American Airlines, Inc. ,
8.50%, 5/15/2029(a) 20,000 20,918
Corporate Bonds
Principal
Amount ($) Value ($)
Passenger Airlines
JetBlue Airways Corp. ,
9.88%, 9/20/2031(a) 10,000 10,074
30,992
Pharmaceuticals 0 .1%
Bausch Health Cos., Inc. ,
5.25%, 1/30/2030(a) 10,000 7,000
14.00%, 10/15/2030(a) 1,000 1,010
Merck & Co., Inc. ,
5.70%, 9/15/2055 41,000 41,413
Royalty Pharma plc ,
5.95%, 9/25/2055 18,000 17,890
Zoetis, Inc. ,
4.15%, 8/17/2028 34,000 34,183
4.70%, 2/1/2043 12,000 11,014
112,510
Professional Services 0 .2%
Amentum Holdings, Inc. ,
7.25%, 8/1/2032(a) 15,000 15,811
CACI International, Inc. ,
6.38%, 6/15/2033(a) 10,000 10,347
Jacobs Engineering Group,
Inc. ,
5.90%, 3/1/2033 57,000 60,042
Paychex, Inc. ,
5.35%, 4/15/2032 65,000 67,313
Verisk Analytics, Inc. ,
5.25%, 6/5/2034 30,000 30,716
VT Topco, Inc. ,
8.50%, 8/15/2030(a) 15,000 15,670
199,899
Real Estate Management & Development 0 .0%
†
Anywhere Real Estate Group
LLC ,
5.25%, 4/15/2030(a) 15,000 13,973
7.00%, 4/15/2030(a) 15,000 14,936
28,909
Residential REITs 0 .1%
American Homes 4 Rent LP ,
5.50%, 2/1/2034 44,000 45,434
Essential Properties LP ,
5.40%, 12/1/2035 17,000 17,031
Sun Communities Operating
LP ,
2.70%, 7/15/2031 35,000 31,806
94,271
Retail REITs 0 .1%
Agree LP ,
5.63%, 6/15/2034 20,000 20,906
Phillips Edison Grocery Center
Operating Partnership I LP ,
5.75%, 7/15/2034 32,000 33,458
54,364
Semiconductors & Semiconductor Equipment 0 .2%
Broadcom, Inc. ,
3.50%, 2/15/2041 89,000 72,400
Marvell Technology, Inc. ,
5.95%, 9/15/2033 60,000 64,151

NVIT DoubleLine Total Return Tactical Fund - December 31, 2025 - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
NXP BV ,
4.85%, 8/19/2032 25,000 25,132
Qnity Electronics, Inc. ,
6.25%, 8/15/2033(a) 15,000 15,548
Qorvo, Inc. ,
3.38%, 4/1/2031(a) 20,000 18,503
195,734
Software 0 .2%
AppLovin Corp. ,
5.38%, 12/1/2031 15,000 15,554
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 35,000 34,895
Atlassian Corp. ,
5.25%, 5/15/2029 19,000 19,528
Cloud Software Group, Inc. ,
9.00%, 9/30/2029(a) 10,000 10,415
6.63%, 8/15/2033(a) 15,000 14,866
Ellucian Holdings, Inc. ,
6.50%, 12/1/2029(a) 20,000 20,393
Oracle Corp. ,
5.20%, 9/26/2035 16,000 15,329
5.88%, 9/26/2045 24,000 21,675
Roper Technologies, Inc. ,
4.25%, 9/15/2028 18,000 18,064
Workday, Inc. ,
3.80%, 4/1/2032 16,000 15,310
186,029
Specialized REITs 0 .1%
American Tower Corp. ,
4.70%, 12/15/2032 32,000 32,007
3.70%, 10/15/2049 10,000 7,425
Equinix, Inc. ,
3.90%, 4/15/2032 31,000 29,794
2.95%, 9/15/2051 57,000 35,698
Extra Space Storage LP ,
4.95%, 1/15/2033 16,000 16,173
5.40%, 2/1/2034 31,000 31,813
152,910
Specialty Retail 0 .2%
AutoZone, Inc. ,
5.13%, 6/15/2030 30,000 30,940
Lowe's Cos., Inc. ,
5.63%, 4/15/2053 16,000 15,512
Michaels Cos., Inc. (The) ,
5.25%, 5/1/2028(a) 10,000 9,614
O'Reilly Automotive, Inc. ,
5.75%, 11/20/2026 14,000 14,188
5.00%, 8/19/2034 16,000 16,116
Staples, Inc. ,
10.75%, 9/1/2029(a) 15,000 14,913
Victra Holdings LLC ,
8.75%, 9/15/2029(a) 50,000 52,750
154,033
Technology Hardware, Storage & Peripherals 0 .1%
Dell, Inc. ,
6.50%, 4/15/2038 14,000 15,021
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise
Co. ,
5.00%, 10/15/2034 68,000 67,402
NetApp, Inc. ,
5.50%, 3/17/2032 14,000 14,563
96,986
Tobacco 0 .1%
BAT Capital Corp. ,
5.63%, 8/15/2035 31,000 32,290
4.54%, 8/15/2047 38,000 31,522
Philip Morris International,
Inc. ,
5.38%, 2/15/2033 30,000 31,371
5.25%, 2/13/2034 31,000 32,042
127,225
Trading Companies & Distributors 0 .1%
Aviation Capital Group LLC ,
5.38%, 7/15/2029(a) 20,000 20,474
FTAI Aviation Investors LLC ,
5.88%, 4/15/2033(a) 10,000 10,162
GATX Corp. ,
5.50%, 6/15/2035 18,000 18,445
5.20%, 3/15/2044 17,000 16,015
Herc Holdings, Inc. ,
7.00%, 6/15/2030(a) 15,000 15,786
5.75%, 3/15/2031(a) 5,000 5,074
6.00%, 3/15/2034(a) 5,000 5,067
QXO Building Products, Inc. ,
6.75%, 4/30/2032(a) 15,000 15,666
United Rentals North America,
Inc. ,
5.38%, 11/15/2033(a) 10,000 9,993
WESCO Distribution, Inc. ,
6.38%, 3/15/2033(a) 5,000 5,221
121,903
Transportation Infrastructure 0 .3%
Adani International Container
Terminal Pvt Ltd. ,
Reg. S, 3.00%, 2/16/2031 153,000 140,954
Rutas 2 & 7 Finance Ltd. ,
Reg. S, 0.00%,
9/30/2036(f) 146,667 110,469
Seaspan Corp. ,
5.50%, 8/1/2029(a) 25,000 23,741
275,164
Wireless Telecommunication Services 0 .1%
T-Mobile USA, Inc. ,
5.50%, 1/15/2055 87,000 82,398
Total Corporate Bonds
(cost $12,464,988)
12,656,560

14 - Statement of Investments - December 31, 2025 - NVIT DoubleLine Total Return Tactical Fund
Foreign Government Securities 0 .5%
Principal
Amount ($) Value ($)
DOMINICAN REPUBLIC 0 .1%
Dominican Republic
Government Bond ,
Reg. S, 5.50%, 2/22/2029 150,000 151,665
GUATEMALA 0 .2%
Republic of Guatemala ,
Reg. S, 4.50%, 5/3/2026 200,000 199,500
MOROCCO 0 .2%
Kingdom of Morocco ,
Reg. S, 5.95%, 3/8/2028 200,000 205,715
Total Foreign Government Securities
(cost $549,139)
556,880
Mortgage-Backed Securities 15 .8%
FHLMC Gold Pool
Pool# Q50135
3.50%, 8/1/2047 1,096,638 1,035,285
Pool# G08775
4.00%, 8/1/2047 342,890 330,741
Pool# Q51461
3.50%, 10/1/2047 477,367 448,750
FHLMC UMBS Pool
Pool# SD5677
5.00%, 3/1/2054 522,759 527,422
Pool# SD6874
5.50%, 11/1/2054 857,897 883,787
Pool# SL1124
6.00%, 4/1/2055 1,420,876 1,471,548
Pool# SL3352
5.00%, 11/1/2055 1,634,358 1,651,550
FNMA Pool
Pool# BL6290
2.08%, 5/1/2030 2,100,000 1,930,476
Pool# BS9551
5.94%, 9/1/2053 1,866,774 1,951,766
FNMA UMBS Pool
Pool# MA2888
2.50%, 1/1/2047 844,812 737,092
Pool# AS9937
3.00%, 7/1/2047 853,667 773,784
Pool# FM8215
2.50%, 3/1/2051 1,168,957 1,008,853
Pool# CB0705
3.00%, 6/1/2051 1,119,796 999,255
Pool# MA4416
3.50%, 9/1/2051 935,019 870,050
Pool# FS9671
5.50%, 11/1/2054 864,855 890,956
Pool# FA0627
5.50%, 2/1/2055 923,395 944,738
Total Mortgage-Backed Securities
(cost $17,460,393)
16,456,053
U.S. Treasury Obligations 20 .3%
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Notes
0.38%, 7/15/2027 292,835 289,416
1.63%, 10/15/2027 373,715 376,510
0.50%, 1/15/2028 290,404 285,274
U.S. Treasury Notes
0.75%, 3/31/2026 5,000,000 4,967,082
0.75%, 5/31/2026 4,000,000 3,953,964
0.75%, 1/31/2028 9,650,000 9,124,150
0.63%, 8/15/2030 2,500,000 2,175,391
Total U.S. Treasury Obligations
(cost $20,982,273)
21,171,787
Investment Company 1 .0%
Shares
Fixed Income Fund 1 .0%
DoubleLine Floating Rate
Fund, Class I 112,959 1,013,241
Total Investment Company
(cost $1,065,202)
1,013,241
Short-Term Investment 6 .2%
Principal
Amount ($)
U.S. Treasury Obligation 6 .2%
U.S. Treasury Bills, 3.62%,
3/12/2026 6,500,000 6,455,818
Total Short-Term Investment
(cost $6,454,735)
6,455,818
Total Investments
(cost $103,753,276) — 96.7%
100,818,130
Other assets in excess of
liabilities — 3.3% 3,463,499
NET ASSETS — 100.0%
$ 104,281,629
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2025
was $25,429,681 which represents 24.39% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of December 31, 2025.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2025.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2025.

NVIT DoubleLine Total Return Tactical Fund - December 31, 2025 - Statement of Investments - 15
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2025.
The maturity date reflects the next call date.
(f) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(g) Perpetual bond security. The maturity date reflects the next call date.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest only
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 191 3/2026 USD 39,878,711 29,428
U.S. Treasury 5 Year Note 182 3/2026 USD 19,893,453 13,296
U.S. Treasury 10 Year Ultra Note 17 3/2026 USD 1,955,266 1,368
U.S. Treasury Long Bond 71 3/2026 USD 8,207,156 (33,750)
Total long contracts 10,342
Short Contracts
U.S. Treasury Ultra Bond (32) 3/2026 USD (3,776,000) 39,380
Total short contracts 39,380
Net contracts 49,722
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

16 - Statement of Investments - December 31, 2025 - NVIT Government Bond Fund
Asset-Backed Securities 4 .4%
Principal
Amount ($) Value ($)
Automobiles 0 .3%
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 710,202 717,706
Equipment Loans & Leases 0 .3%
CCG Receivables Trust,
Series 2023-2, Class A2,
6.28%, 4/14/2032(a) 680,490 688,387
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 218,479 219,631
908,018
Home Equity 0 .6%
BRAVO Residential Funding
Trust
Series 2024-CES1, Class
A1A, 6.38%, 4/25/2054(a)
(b) 642,724 651,219
Series 2025-CES3, Class
A1B, 5.19%, 12/25/2055(a)
(b) 1,088,743 1,088,804
1,740,023
Other 3 .2%
Alterna Funding III LLC,
Series 2024-1A, Class A,
6.26%, 5/16/2039(a) 550,356 551,592
FCI Funding LLC, Series
2024-1A, Class A, 5.44%,
8/15/2036(a) 489,062 489,769
FNA LLC, Series 2025-
1, Class A, 5.62%,
3/15/2045(a)(c) 1,163,396 1,171,506
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 527,221 456,874
HTS Fund II LLC, Series
2025-1, Class A, 5.35%,
6/23/2045(a) 1,400,000 1,403,139
Progress Residential Trust,
Series 2022-SFR2, Class D,
3.95%, 4/17/2027(a) 1,900,000 1,870,736
RCKTL, Series 2025-
2A, Class B, 4.60%,
11/27/2034(a) 950,000 951,292
Reach ABS Trust
Series 2025-1A, Class A,
4.96%, 8/16/2032(a) 218,047 218,696
Series 2025-2A, Class A,
4.93%, 8/18/2032(a) 340,816 342,172
Renew, Series 2018-1, Class
M, 4.45%, 9/20/2053(a) 813,838 749,878
Tricon Residential Trust,
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 325,000 324,149
8,529,803
Total Asset-Backed Securities
(cost $11,916,398)
11,895,550
Collateralized Mortgage Obligations 6 .3%
Principal
Amount ($) Value ($)
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(c) 104,807 102,583
Barclays Mortgage Loan Trust,
Series 2022-INV1, Class
A1, 4.47%, 2/25/2062(a)(b) 707,662 705,346
Cross Mortgage Trust, Series
2024-H1, Class A1, 6.09%,
12/25/2068(a)(b) 748,615 754,523
FNMA REMICS
Series 2015-92, Class PA,
2.50%, 12/25/2041 1,643,205 1,547,689
Series 2013-59, Class MX,
2.50%, 9/25/2042 5,679,871 5,468,711
Series 2015-88, Class JA,
2.50%, 12/25/2045 1,299,463 1,227,331
GCAT Trust
Series 2024-NQM1, Class
A1, 6.01%, 1/25/2059(a)(b) 811,793 818,076
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(c) 993,183 933,855
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(c) 435,728 423,005
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(c) 1,342,557 1,317,137
OBX Trust
Series 2023-NQM1, Class
A1, 6.12%, 11/25/2062(a)(c) 930,437 927,535
Series 2024-NQM1, Class
A1, 5.93%, 11/25/2063(a)(b) 598,950 602,752
Series 2024-NQM2, Class
A1, 5.88%, 12/25/2063(a)(b) 915,342 921,380
Starwood Mortgage
Residential Trust, Series
2022-3, Class A1, 4.16%,
3/25/2067(a)(c) 1,213,819 1,209,676
Total Collateralized Mortgage Obligations
(cost $17,434,579)
16,959,599
Commercial Mortgage-Backed Securities 3 .7%
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K-154, Class A2,
4.35%, 1/25/2033(c) 2,800,000 2,803,511
Series K-157, Class A2,
4.20%, 5/25/2033 7,200,000 7,130,087
Total Commercial Mortgage-Backed
Securities
(cost $9,747,247) 9,933,598
Mortgage-Backed Securities 58 .9%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 1,426,650 1,380,976

NVIT Government Bond Fund - December 31, 2025 - Statement of Investments - 17
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08881
3.50%, 6/1/2049 924,135 865,044
FHLMC Non Gold Pool Pool#
847558 ,
6.92%, 6/1/2035 (c) 191,130
199,595
FHLMC Pool Gold Pool Pool#
WN5200 ,
4.25%, 1/1/2030 3,902,000
3,917,978
FHLMC UMBS Pool
Pool# SD8025
3.50%, 11/1/2049 2,111,620 1,973,384
Pool# SD8030
3.00%, 12/1/2049 1,153,857 1,034,091
Pool# SD8050
3.00%, 3/1/2050 1,712,533 1,532,634
Pool# SD8080
2.00%, 6/1/2050 2,069,342 1,693,175
Pool# SD8171
1.50%, 10/1/2051 2,655,816 2,049,117
Pool# SD8182
2.00%, 12/1/2051 3,521,148 2,854,304
Pool# RA6433
2.50%, 12/1/2051 2,581,261 2,183,426
Pool# SD8199
2.00%, 3/1/2052 4,412,556 3,578,049
Pool# QE0958
2.00%, 3/1/2052 3,273,469 2,654,654
Pool# SD8200
2.50%, 3/1/2052 3,479,064 2,958,954
Pool# QE0799
2.50%, 4/1/2052 2,355,122 1,996,215
Pool# SD8213
3.00%, 5/1/2052 3,993,837 3,544,895
Pool# SD8214
3.50%, 5/1/2052 3,023,102 2,801,712
Pool# SD1413
3.50%, 7/1/2052 3,326,415 3,082,812
Pool# SD2253
3.50%, 12/1/2052 5,848,351 5,423,115
Pool# SD8288
5.00%, 1/1/2053 2,518,305 2,521,791
Pool# SD8302
6.50%, 2/1/2053 761,738 792,656
Pool# SD6605
5.50%, 9/1/2053 4,187,374 4,268,707
Pool# SD8378
7.00%, 11/1/2053 492,598 518,686
FNMA Pool
Pool# BZ2178
4.41%, 10/1/2029 2,899,000 2,936,988
Pool# BZ5226
4.04%, 10/1/2030 6,064,000 6,031,372
Pool# 745684
6.32%, 4/1/2034(c) 540,814 558,231
Pool# 790760
6.39%, 9/1/2034(c) 232,498 239,274
Pool# 799144
5.91%, 4/1/2035(c) 54,930 55,765
Pool# 822705
6.75%, 4/1/2035(c) 102,868 105,952
Pool# 815217
6.46%, 5/1/2035(c) 385,981 396,010
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 821377
6.51%, 5/1/2035(c) 33,556 34,420
Pool# 783609
6.79%, 5/1/2035(c) 295,381 304,444
Pool# 826181
6.33%, 7/1/2035(c) 482,780 497,141
Pool# 873932
6.31%, 8/1/2036 5,026,279 5,011,955
Pool# 745866
6.23%, 9/1/2036(c) 541,260 560,820
FNMA UMBS Pool
Pool# BM5426
3.00%, 12/1/2047 7,194,343 6,531,836
Pool# CA1564
4.50%, 4/1/2048 953,920 946,965
Pool# BM5267
4.50%, 12/1/2048 2,265,679 2,250,304
Pool# MA3746
4.00%, 8/1/2049 904,258 871,198
Pool# BP5843
2.50%, 5/1/2050 4,577,209 3,890,615
Pool# MA4096
2.50%, 8/1/2050 3,029,090 2,588,292
Pool# MA4119
2.00%, 9/1/2050 3,765,525 3,078,121
Pool# MA4183
2.50%, 11/1/2050 2,535,725 2,166,193
Pool# CB0456
2.50%, 5/1/2051 3,063,654 2,596,377
Pool# FS3885
3.00%, 11/1/2051 2,470,942 2,187,093
Pool# MA4492
2.00%, 12/1/2051 4,311,817 3,499,090
Pool# FS1648
2.50%, 1/1/2052 2,717,618 2,306,278
Pool# FS1476
3.00%, 3/1/2052 1,576,606 1,397,484
Pool# MA4577
2.00%, 4/1/2052 11,510,228 9,331,630
Pool# FS1749
2.50%, 4/1/2052 3,695,878 3,142,188
Pool# MA4698
3.00%, 8/1/2052 1,658,074 1,469,053
Pool# FS3157
4.50%, 11/1/2052 2,510,235 2,478,024
Pool# MA4805
4.50%, 11/1/2052 2,407,664 2,359,280
Pool# MA4980
6.00%, 4/1/2053 987,866 1,018,992
Pool# FS7087
5.50%, 8/1/2053 3,114,076 3,176,975
Pool# FA0253
5.00%, 9/1/2053 2,608,911 2,605,932
Pool# MA5189
5.00%, 11/1/2053 1,498,248 1,497,773
Pool# MA5192
6.50%, 11/1/2053 945,230 982,965
Pool# FS7990
4.00%, 2/1/2054 4,444,290 4,235,391
Pool# FS8795
6.00%, 8/1/2054 5,086,601 5,222,900

18 - Statement of Investments - December 31, 2025 - NVIT Government Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA8429
5.50%, 11/20/2052 1,501,113 1,529,694
Pool# MA8571
6.00%, 1/20/2053 1,031,838 1,059,611
Pool# MA8647
5.00%, 2/20/2053 1,512,128 1,517,178
Pool# MA8726
5.50%, 3/20/2053 3,388,984 3,445,210
Pool# MA8727
6.00%, 3/20/2053 1,017,146 1,043,694
Pool# MA8801
5.50%, 4/20/2053 2,094,662 2,128,384
Pool# MA9018
6.00%, 7/20/2053 867,442 888,312
Pool# MA9490
6.50%, 2/20/2054 1,003,991 1,039,930
Pool# MA9543
6.50%, 3/20/2054 1,204,400 1,247,403
Pool# MA9852
6.00%, 8/20/2054 1,057,603 1,079,478
Pool# 787508
6.50%, 5/20/2064 1,944,372 2,016,037
Total Mortgage-Backed Securities
(cost $166,799,964)
159,384,222
U.S. Government Agency Securities 8 .0%
FFCB, 3.19%, 3/9/2033 2,475,000 2,319,609
Tennessee Valley Authority
4.38%, 8/1/2034 5,750,000 5,802,768
4.88%, 5/15/2035 13,000,000 13,450,132
Total U.S. Government Agency Securities
(cost $21,085,685)
21,572,509
U.S. Treasury Obligations 12 .3%
U.S. Treasury Bonds
2.50%, 2/15/2046 5,150,000 3,586,291
2.25%, 8/15/2046 5,000,000 3,290,430
1.25%, 5/15/2050 (d) 6,000,000 2,872,031
4.25%, 2/15/2054 1,250,000 1,130,078
4.63%, 2/15/2055 2,000,000 1,926,485
4.63%, 11/15/2055 3,500,000 3,372,031
U.S. Treasury Notes
4.25%, 1/15/2028 (d) 5,000,000 5,073,633
3.50%, 10/15/2028 3,000,000 2,996,953
3.88%, 6/30/2030 3,000,000 3,022,617
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.63%, 9/30/2030 (d) 2,000,000 1,992,265
3.63%, 10/31/2030 (d) 4,000,000 3,983,125
Total U.S. Treasury Obligations
(cost $35,902,255)
33,245,939
Short-Term Investment 4 .7%
U.S. Government Agency Security 4 .7%
Resolution Funding Corp.,
2.48%, 1/15/2030(e) 15,000,000 12,844,512
Total Short-Term Investment
(cost $13,636,239)
12,844,512
Total Investments
(cost $276,522,367) — 98.3%
265,835,929
Other assets in excess of
liabilities — 1.7% 4,506,819
NET ASSETS — 100.0%
$ 270,342,748
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2025
was $20,611,418 which represents 7.62% of net assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2025.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of December 31, 2025.
(d) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $12,490,783, which
was collateralized by $12,917,001 in the form of U.S
Government Treasury Securities, interest rates ranging from
0.00% - 4.38%, and maturity dates ranging from 1/15/2026
- 2/15/2055.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
FFCB Federal Farm Credit Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
UMBS Uniform Mortgage-Backed Securities

NVIT Government Bond Fund - December 31, 2025 - Statement of Investments - 19
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 99 3/2026 USD 20,670,117 (13,525)
Net contracts (13,525)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - December 31, 2025 - NVIT Government Money Market Fund
U.S. Government Agency Securities 15 .5%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.01%), 3.72%,
5/20/2026(a) 6,800,000 6,800,000
(SOFR + 0.14%), 3.85%,
9/25/2026(a) 3,000,000 3,000,000
(SOFR + 0.14%), 3.85%,
11/23/2026(a) 16,000,000 16,000,000
(SOFR + 0.14%), 3.85%,
12/2/2026(a) 9,700,000 9,700,000
(SOFR + 0.09%), 3.80%,
5/12/2027(a) 5,400,000 5,400,000
FHLB
(SOFR + 0.00%), 3.71%,
1/5/2026(a) 20,000,000 20,000,000
(SOFR + 0.15%), 3.86%,
1/5/2026(a) 8,000,000 8,000,000
(SOFR + 0.00%), 3.71%,
1/14/2026 19,700,000 19,700,000
4.02%, 2/5/2026 8,000,000 7,969,278
(SOFR + 0.03%), 3.74%,
2/19/2026(a) 5,100,000 5,100,000
(SOFR + 0.00%), 3.71%,
3/20/2026(a) 9,800,000 9,800,000
(SOFR - 0.01%), 3.71%,
3/26/2026(a) 10,000,000 10,000,000
(SOFR - 0.01%), 3.71%,
3/27/2026(a) 15,500,000 15,500,000
(SOFR + 0.00%), 3.77%,
4/2/2026(a) 21,000,000 21,000,000
3.67%, 4/8/2026 12,000,000 11,882,630
(SOFR + 0.02%), 3.73%,
4/16/2026(a) 8,500,000 8,500,000
3.59%, 4/17/2026 8,600,000 8,510,106
(SOFR + 0.01%), 3.72%,
4/20/2026(a) 7,000,000 7,000,000
3.62%, 4/22/2026 11,300,000 11,175,267
3.62%, 4/24/2026 5,000,000 4,943,845
(SOFR + 0.00%), 3.71%,
4/24/2026(a) 9,700,000 9,700,000
(SOFR + 0.02%), 3.73%,
5/7/2026(a) 10,200,000 10,200,000
4.13%, 5/13/2026 16,500,000 16,500,000
(SOFR + 0.01%), 3.72%,
5/20/2026(a) 4,100,000 4,100,000
(SOFR + 0.01%), 3.72%,
5/26/2026(a) 5,000,000 5,000,000
(SOFR + 0.01%), 3.72%,
6/2/2026(a) 7,600,000 7,600,000
4.03%, 6/3/2026 15,700,000 15,700,000
(SOFR + 0.01%), 3.72%,
6/5/2026(a) 16,000,000 16,000,000
4.16%, 6/9/2026 18,400,000 18,400,000
3.66%, 6/10/2026 12,000,000 11,808,160
3.86%, 6/10/2026 14,200,000 14,200,000
(SOFR + 0.02%), 3.73%,
6/18/2026(a) 7,000,000 7,000,000
(SOFR + 0.03%), 3.74%,
6/29/2026(a) 7,000,000 7,000,000
3.56%, 6/30/2026 11,500,000 11,299,038
(SOFR + 0.00%), 0.00%,
7/6/2026(a) 8,100,000 8,100,000
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLB
(SOFR + 0.14%), 3.85%,
9/10/2026(a) 3,000,000 3,000,000
(SOFR + 0.14%), 3.85%,
9/14/2026(a) 4,000,000 4,000,000
(SOFR + 0.14%), 3.85%,
9/18/2026(a) 7,500,000 7,500,000
3.80%, 11/6/2026 27,200,000 27,200,000
3.84%, 11/6/2026 13,600,000 13,600,000
3.81%, 12/4/2026 13,200,000 13,200,000
3.83%, 12/4/2026 12,800,000 12,800,000
(SOFR + 0.05%), 3.76%,
12/23/2026(a) 7,600,000 7,598,816
(SOFR + 0.10%), 3.81%,
3/16/2027(a) 7,000,000 7,000,000
(SOFR + 0.15%), 3.86%,
8/26/2027(a) 5,000,000 5,000,000
(SOFR + 0.14%), 3.85%,
9/23/2027(a) 3,500,000 3,500,000
(SOFR + 0.18%), 3.89%,
10/8/2027(a) 12,300,000 12,300,000
(SOFR + 0.15%), 3.86%,
11/19/2027(a) 8,500,000 8,500,000
FHLMC
(SOFR + 0.12%), 3.89%,
4/2/2026(a) 4,300,000 4,300,000
(SOFR + 0.14%), 3.85%,
10/16/2026(a) 8,000,000 8,000,000
FNMA
(SOFR + 0.10%), 3.81%,
6/18/2026(a) 6,900,000 6,900,000
(SOFR + 0.14%), 3.85%,
9/11/2026(a) 4,000,000 4,000,000
(SOFR + 0.14%), 3.85%,
10/23/2026(a) 4,000,000 4,000,000
(SOFR + 0.14%), 3.85%,
11/20/2026(a) 8,000,000 8,000,000
(SOFR + 0.14%), 3.85%,
12/11/2026(a) 5,500,000 5,500,000
Total U.S. Government Agency Securities
(cost $538,487,140)
538,487,140
U.S. Treasury Obligations 41 .3%
U.S. Treasury Bills
3.96%, 1/2/2026 59,500,000 59,493,521
3.87%, 1/8/2026 35,200,000 35,173,649
3.90%, 1/13/2026 9,900,000 9,887,295
3.88%, 1/15/2026 21,100,000 21,068,450
3.87%, 1/20/2026 42,900,000 42,812,830
4.07%, 1/22/2026 84,400,000 84,205,132
3.96%, 1/29/2026 33,200,000 33,099,195
3.82%, 2/10/2026 23,800,000 23,700,172
4.05%, 2/12/2026 33,200,000 33,046,229
3.76%, 2/17/2026 62,300,000 61,997,189
4.13%, 2/19/2026 51,500,000 51,219,679
3.78%, 2/24/2026 10,100,000 10,043,415
3.82%, 3/10/2026 6,100,000 6,056,561
3.80%, 3/12/2026 14,700,000 14,593,384
3.80%, 3/17/2026 15,000,000 14,882,812
4.11%, 3/19/2026 21,000,000 20,822,804
3.80%, 3/24/2026 34,100,000 33,808,729

NVIT Government Money Market Fund - December 31, 2025 - Statement of Investments - 21
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bills
3.77%, 4/9/2026 14,500,000 14,354,150
3.65%, 4/14/2026 35,000,000 34,638,498
3.76%, 4/16/2026 23,600,000 23,346,349
3.73%, 4/23/2026 22,400,000 22,144,939
3.60%, 4/28/2026 18,100,000 17,890,877
3.71%, 4/30/2026 15,300,000 15,115,907
0.00%, 5/5/2026 19,000,000 18,777,668
3.77%, 5/7/2026 15,300,000 15,101,865
4.09%, 5/14/2026 26,100,000 25,721,050
3.78%, 5/21/2026 15,200,000 14,980,698
3.74%, 5/28/2026 25,700,000 25,314,864
3.70%, 6/4/2026 52,600,000 51,782,085
3.65%, 6/11/2026 11,700,000 11,512,676
3.55%, 6/25/2026 18,300,000 17,989,980
0.00%, 7/2/2026 16,400,000 16,111,406
4.09%, 7/9/2026 20,200,000 19,783,754
3.59%, 11/27/2026 35,100,000 33,986,745
3.50%, 12/24/2026 14,000,000 13,530,743
U.S. Treasury Notes
(US Treasury 3 Month
Bill Money Market Yield +
0.25%), 3.85%, 1/31/2026(a) 30,700,000 30,700,955
1.63%, 2/15/2026 5,000,000 4,983,785
0.50%, 2/28/2026 7,500,000 7,455,225
4.63%, 2/28/2026 22,200,000 22,212,115
4.50%, 3/31/2026 5,500,000 5,504,750
(US Treasury 3 Month
Bill Money Market Yield +
0.15%), 3.75%, 4/30/2026(a) 69,000,000 69,000,027
4.88%, 5/31/2026 5,300,000 5,314,586
4.63%, 6/30/2026 6,400,000 6,414,500
(US Treasury 3 Month
Bill Money Market Yield +
0.18%), 3.78%, 7/31/2026(a) 44,300,000 44,282,301
4.38%, 7/31/2026 1,400,000 1,405,131
3.75%, 8/31/2026 4,800,000 4,801,325
3.50%, 9/30/2026 14,600,000 14,577,481
1.13%, 10/31/2026 8,400,000 8,229,324
(US Treasury 3 Month
Bill Money Market
Yield + 0.21%), 3.81%,
10/31/2026(a) 43,000,000 43,015,965
4.13%, 10/31/2026 4,200,000 4,213,317
4.25%, 11/30/2026 19,500,000 19,609,889
1.25%, 12/31/2026 11,500,000 11,235,983
4.25%, 12/31/2026 23,100,000 23,242,489
(US Treasury 3 Month
Bill Money Market Yield +
0.10%), 3.70%, 1/31/2027(a) 67,000,000 66,999,137
(US Treasury 3 Month
Bill Money Market Yield +
0.16%), 3.76%, 4/30/2027(a) 20,000,000 20,000,000
(US Treasury 3 Month
Bill Money Market Yield +
0.16%), 3.76%, 7/31/2027(a) 38,600,000 38,581,161
(US Treasury 3 Month
Bill Money Market
Yield + 0.19%), 3.79%,
10/31/2027(a) 34,600,000 34,621,617
Total U.S. Treasury Obligations
(cost $1,434,396,363) 1,434,396,363
Repurchase Agreements 44 .2%
Principal
Amount ($) Value ($)
Banco Santander SA, 3.84%,
dated 12/31/2025, due
1/2/2026, repurchase
price $411,087,680,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 2.00% -
7.50%, maturing 9/1/2029
- 6/1/2063; total market
value $420,322,229.(b) 411,000,000 411,000,000
Canadian Imperial Bank
of Commerce, 3.83%,
dated 12/31/2025, due
1/2/2026, repurchase
price $315,067,025,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.75% -
7.50%, maturing 8/31/2027
- 4/15/2060; total market
value $321,300,000.(b) 315,000,000 315,000,000
MUFG Securities Ltd.,
3.82%, dated 12/31/2025,
due 1/2/2026, repurchase
price $160,033,956,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
11/15/2026 - 2/15/2055;
total market value
$163,200,032.(b) 160,000,000 160,000,000
MUFG Securities Ltd.,
3.83%, dated 12/31/2025,
due 1/2/2026, repurchase
price $200,042,556,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.25% -
6.50%, maturing 12/1/2027
- 3/1/2055; total market
value $214,728,125.(b) 200,000,000 200,000,000
Nomura Securities
International, Inc., 3.84%,
dated 12/31/2025, due
1/2/2026, repurchase
price $100,021,333,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 6.00%, maturing
7/1/2038 - 2/15/2067;
total market value
$102,020,876.(b) 100,000,000 100,000,000

22 - Statement of Investments - December 31, 2025 - NVIT Government Money Market Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
RBC Dominion Securities,
Inc., 3.82%, dated
12/31/2025, due
1/2/2026, repurchase
price $200,042,444,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.50%, maturing 4/15/2029
- 7/15/2066; total market
value $204,000,087.(b) 200,000,000 200,000,000
Royal Bank of Canada,
3.85%, dated 12/31/2025,
due 1/2/2026, repurchase
price $150,032,083,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.75% - 4.50%, maturing
4/30/2027 - 8/15/2047;
total market value
$153,000,052.(b) 150,000,000 150,000,000
Total Repurchase Agreements
(cost $1,536,000,000)
1,536,000,000
Total Investments
(cost $3,508,883,503) — 101.0% 3,508,883,503
Liabilities in excess of other assets — (1.0)% (34,020,618)
NET ASSETS — 100.0%
$3,474,862,885
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2025.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan Inflation Managed Fund - December 31, 2025 - Statement of Investments - 23
Asset-Backed Securities 3 .4%
Principal
Amount ($) Value ($)
Airlines 0 .1%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 240,900 232,344
Automobiles 2 .7%
AmeriCredit Automobile
Receivables Trust, Series
2023-2, Class B, 5.84%,
7/18/2029 430,000 437,668
Avis Budget Rental Car
Funding AESOP LLC
Series 2022-1A, Class A,
3.83%, 8/21/2028(a) 500,000 497,990
Series 2024-2A, Class B,
5.57%, 10/20/2028(a) 500,000 508,872
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 100,000 103,108
Bridgecrest Lending Auto
Securitization Trust
Series 2024-3, Class A3,
5.34%, 4/17/2028 43,459 43,525
Series 2024-1, Class C,
5.65%, 4/16/2029 270,000 272,687
Series 2025-2, Class C,
5.17%, 3/17/2031 40,000 40,515
Series 2025-3, Class C,
4.81%, 5/15/2031 55,000 55,364
CarMax Auto Owner Trust,
Series 2025-3, Class A3,
4.35%, 7/15/2030 30,000 30,259
Carvana Auto Receivables
Trust, Series 2025-
P3, Class A3, 4.04%,
11/11/2030 35,000 35,087
Credit Acceptance Auto Loan
Trust
Series 2024-2A, Class A,
5.95%, 6/15/2034(a) 500,000 508,849
Series 2025-1A, Class C,
5.71%, 7/16/2035(a) 100,000 101,461
Series 2025-2A, Class A,
4.50%, 11/15/2035(a) 50,000 50,261
Drive Auto Receivables Trust
Series 2024-2, Class B,
4.52%, 7/16/2029 475,000 476,919
Series 2025-2, Class C,
4.39%, 9/15/2032 20,000 19,987
Series 2025-1, Class C,
4.99%, 9/15/2032 17,000 17,215
Exeter Automobile
Receivables Trust
Series 2024-1A, Class C,
5.41%, 5/15/2030 410,000 414,296
Series 2025-4A, Class C,
4.57%, 6/16/2031 60,000 60,160
Series 2025-3A, Class C,
5.09%, 10/15/2031 27,000 27,418
Series 2025-5A, Class C,
4.68%, 3/15/2032 25,000 25,076
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GLS Auto Receivables
Issuer Trust, Series
2025-4A, Class C, 4.74%,
8/15/2031(a) 25,000 25,101
GM Financial Automobile
Leasing Trust, Series
2025-3, Class A3, 4.17%,
8/21/2028 100,000 100,522
GM Financial Consumer
Automobile Receivables
Trust, Series 2023-1, Class
A4, 4.59%, 7/17/2028 142,000 142,828
Hertz Vehicle Financing III
LLC, Series 2025-3A, Class
A, 5.06%, 12/26/2029(a) 100,000 101,241
Honda Auto Receivables
Owner Trust, Series 2025-3,
Class A3, 4.04%, 2/21/2030 100,000 100,571
Mercedes-Benz Auto Lease
Trust, Series 2025-A, Class
A4, 4.69%, 2/18/2031 15,000 15,262
Nissan Auto Receivables
Owner Trust, Series
2025-A, Class A3, 4.49%,
12/17/2029 100,000 101,308
Santander Drive Auto
Receivables Trust
Series 2024-4, Class A3,
4.85%, 1/16/2029 76,432 76,628
Series 2024-4, Class C,
4.95%, 4/15/2030 550,000 555,780
Series 2024-2, Class C,
5.84%, 6/17/2030 500,000 510,858
Series 2024-3, Class C,
5.64%, 8/15/2030 456,000 464,789
Series 2025-4, Class C,
4.52%, 1/15/2032 5,000 5,011
SFS Auto Receivables
Securitization Trust
Series 2024-1A, Class A4,
4.94%, 1/21/2031(a) 120,000 121,855
Series 2024-1A, Class B,
5.38%, 1/21/2031(a) 535,000 546,328
Toyota Lease Owner Trust,
Series 2025-B, Class A3,
3.96%, 11/20/2028(a) 45,000 45,111
Volkswagen Auto Lease Trust,
Series 2025-B, Class A3,
4.01%, 1/22/2029 50,000 50,196
6,690,106
Equipment Loans & Leases 0 .0%
†
SCF Equipment Leasing LLC,
Series 2024-1A, Class B,
5.56%, 4/20/2032(a) 100,000 103,061
Other 0 .6%
AMSR Trust, Series 2021-
SFR3, Class E1, 2.33%,
10/17/2038(a) 100,000 97,630

24 - Statement of Investments - December 31, 2025 - NVIT J.P. Morgan Inflation Managed Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Hilton Grand Vacations Trust,
Series 2025-3EXT, Class B,
4.90%, 10/25/2044(a) 110,000 110,361
Lendmark Funding Trust,
Series 2024-2A, Class A,
4.47%, 2/21/2034(a) 607,000 608,273
NMABS Issuer I LLC, Series
2025-1A, Class A, 5.14%,
11/22/2055(a) 559,883 559,198
Stream Innovations Issuer
Trust, Series 2025-
1A, Class A, 5.05%,
9/15/2045(a) 77,894 78,654
1,454,116
Total Asset-Backed Securities
(cost $8,460,257)
8,479,627
Collateralized Mortgage Obligation 0 .1%
FHLMC REMICS, Series
4995, Class QE, 1.25%,
7/25/2050 365,223 286,114
Total Collateralized Mortgage Obligation
(cost $275,872)
286,114
Corporate Bonds 27 .8%
Aerospace & Defense 0 .7%
Boeing Co. (The) ,
6.39%, 5/1/2031 720,000 781,339
L3Harris Technologies, Inc. ,
3.85%, 12/15/2026 190,000 189,767
Leidos, Inc. ,
2.30%, 2/15/2031 230,000 206,941
RTX Corp. ,
5.75%, 1/15/2029 640,000 669,395
1,847,442
Automobiles 0 .3%
Hyundai Capital America ,
2.38%, 10/15/2027(a) 550,000 533,611
1.80%, 1/10/2028(a) 100,000 95,390
Stellantis Finance US, Inc. ,
2.69%, 9/15/2031(a) 200,000 175,358
804,359
Banks 8 .9%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.47%, 12/13/2029(a)(b) 300,000 285,917
AIB Group plc ,
(United States SOFR
Compounded Index
+ 1.91%), 5.87%,
3/28/2035(a)(b) 360,000 379,927
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Australia & New Zealand
Banking Group Ltd. ,
4.40%, 5/19/2026(a) 470,000 470,492
Banco Santander SA ,
2.75%, 12/3/2030 600,000 545,437
Bank of America Corp. ,
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(b) 280,000 279,329
(SOFR + 1.53%), 1.90%,
7/23/2031(b) 2,260,000 2,030,043
(SOFR + 1.65%), 5.47%,
1/23/2035(b) 520,000 541,694
Bank of Ireland Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.03%, 9/30/2027(a)(b) 520,000 511,806
Banque Federative du Credit
Mutuel SA ,
5.54%, 1/22/2030(a) 260,000 270,116
Barclays plc ,
(SOFR + 1.74%), 5.69%,
3/12/2030(b) 540,000 561,931
(SOFR + 1.23%), 5.37%,
2/25/2031(b) 200,000 206,714
BNP Paribas SA ,
(SOFR + 1.28%), 5.28%,
11/19/2030(a)(b) 500,000 514,675
BPCE SA ,
(SOFR + 1.09%), 2.05%,
10/19/2027(a)(b) 660,000 649,231
(SOFR + 1.31%), 2.28%,
1/20/2032(a)(b) 660,000 584,785
CaixaBank SA ,
(SOFR + 1.79%), 5.58%,
7/3/2036(a)(b) 620,000 637,019
Citibank NA ,
5.80%, 9/29/2028 970,000 1,017,212
Citigroup, Inc. ,
(SOFR + 1.17%), 2.56%,
5/1/2032(b) 900,000 816,774
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.40%),
5.56%, 2/28/2029(a)(b) 300,000 308,711
Credit Agricole SA ,
(SOFR + 1.13%), 5.23%,
1/9/2029(a)(b) 250,000 255,276
(SOFR + 1.69%), 5.34%,
1/10/2030(a)(b) 250,000 257,369
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.40%),
5.71%, 3/1/2030(a)(b) 240,000 249,360

NVIT J.P. Morgan Inflation Managed Fund - December 31, 2025 - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.68%),
1.61%, 3/30/2028(a)(b) 300,000 291,314
Fifth Third Bancorp ,
2.55%, 5/5/2027 100,000 98,110
3.95%, 3/14/2028 240,000 239,559
HSBC Holdings plc ,
(CME Term SOFR 3
Month + 1.87%), 3.97%,
5/22/2030(b) 510,000 503,801
(SOFR + 2.39%), 2.85%,
6/4/2031(b) 980,000 916,035
Huntington Bancshares, Inc. ,
(SOFR + 1.28%), 5.27%,
1/15/2031(b) 395,000 406,436
ING Groep NV ,
(SOFR + 1.01%), 1.73%,
4/1/2027(b) 260,000 258,375
KeyCorp ,
(United States SOFR
Compounded Index +
1.23%), 5.12%, 4/4/2031(b) 260,000 267,024
Lloyds Banking Group plc ,
3.75%, 1/11/2027 200,000 199,683
M&T Bank Corp. ,
(SOFR + 1.40%), 5.18%,
7/8/2031(b) 205,000 210,458
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.17%),
5.16%, 4/24/2031(b) 240,000 247,346
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.12%),
5.38%, 5/26/2030(b) 590,000 610,378
National Bank of Canada ,
5.60%, 12/18/2028 250,000 260,957
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
5.12%, 5/23/2031(b) 380,000 390,071
Norinchukin Bank (The) ,
4.67%, 9/9/2030(a) 200,000 201,307
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.34%), 5.30%,
1/21/2028(b) 125,000 126,616
(SOFR + 1.07%), 5.22%,
1/29/2031(b) 420,000 434,564
Royal Bank of Canada ,
(SOFR + 0.98%), 4.31%,
11/3/2031(b) 280,000 278,623
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Santander UK Group Holdings
plc ,
(SOFR + 2.60%), 6.53%,
1/10/2029(b) 430,000 449,253
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.00%),
1.79%, 6/9/2027(a)(b) 1,200,000 1,187,202
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.20%),
5.40%, 8/12/2036(a)(b) 220,000 224,247
Sumitomo Mitsui Financial
Group, Inc. ,
1.90%, 9/17/2028 810,000 765,019
Truist Financial Corp. ,
(SOFR + 1.62%), 5.44%,
1/24/2030(b) 575,000 595,316
US Bancorp ,
(SOFR + 1.56%), 5.38%,
1/23/2030(b) 90,000 93,212
(SOFR + 1.86%), 5.68%,
1/23/2035(b) 100,000 105,590
Wells Fargo & Co. ,
(SOFR + 1.50%), 5.20%,
1/23/2030(b) 980,000 1,009,253
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(b) 440,000 418,569
(SOFR + 1.99%), 5.56%,
7/25/2034(b) 120,000 125,809
22,287,945
Beverages 0 .1%
Constellation Brands, Inc. ,
2.88%, 5/1/2030 150,000 141,122
Biotechnology 0 .3%
AbbVie, Inc. ,
3.20%, 11/21/2029 545,000 528,528
Amgen, Inc. ,
5.25%, 3/2/2030 60,000 62,234
Regeneron Pharmaceuticals,
Inc. ,
1.75%, 9/15/2030 140,000 124,896
715,658
Capital Markets 2 .3%
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 110,000 110,031
Deutsche Bank AG ,
(SOFR + 1.32%), 2.55%,
1/7/2028(b) 440,000 432,719
(SOFR + 1.72%), 3.04%,
5/28/2032(b) 340,000 312,137
Goldman Sachs Group, Inc.
(The) ,
3.50%, 11/16/2026 540,000 538,118
(SOFR + 1.09%), 1.99%,
1/27/2032(b) 450,000 399,766

26 - Statement of Investments - December 31, 2025 - NVIT J.P. Morgan Inflation Managed Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 1.28%), 2.62%,
4/22/2032(b) 910,000 829,750
Macquarie Group Ltd. ,
(CME Term SOFR 3
Month + 2.01%), 5.03%,
1/15/2030(a)(b) 210,000 213,766
Morgan Stanley ,
(SOFR + 1.45%), 5.17%,
1/16/2030(b) 1,295,000 1,329,403
(SOFR + 1.02%), 1.93%,
4/28/2032(b) 550,000 482,547
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 500,000 491,174
2.68%, 7/16/2030 230,000 212,614
UBS Group AG ,
(SOFR + 1.06%), 4.40%,
9/23/2031(a)(b) 480,000 477,665
5,829,690
Chemicals 0 .1%
RPM International, Inc. ,
2.95%, 1/15/2032 130,000 117,831
Westlake Corp. ,
3.60%, 8/15/2026 120,000 119,546
237,377
Construction & Engineering 0 .1%
Quanta Services, Inc. ,
2.35%, 1/15/2032 130,000 114,490
5.10%, 8/9/2035 25,000 25,053
139,543
Consumer Finance 1 .7%
AerCap Ireland Capital DAC ,
2.45%, 10/29/2026 175,000 172,621
3.00%, 10/29/2028 1,100,000 1,066,438
Aircastle Ltd. ,
5.25%, 3/15/2030(a) 200,000 204,175
American Express Co. ,
(SOFR + 0.93%), 5.04%,
7/26/2028(b) 125,000 127,110
(United States SOFR
Compounded Index
+ 1.02%), 5.09%,
1/30/2031(b) 100,000 103,075
Avolon Holdings Funding Ltd. ,
4.38%, 5/1/2026(a) 250,000 250,076
2.53%, 11/18/2027(a) 810,000 785,271
Capital One Financial Corp. ,
(SOFR + 1.56%), 5.46%,
7/26/2030(b) 550,000 569,975
General Motors Financial Co.,
Inc. ,
4.90%, 10/6/2029 450,000 457,130
2.35%, 1/8/2031 75,000 67,386
Macquarie Airfinance Holdings
Ltd. ,
6.40%, 3/26/2029(a) 470,000 492,511
4,295,768
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail 0 .1%
Kroger Co. (The) ,
5.00%, 9/15/2034 150,000 150,829
Containers & Packaging 0 .2%
Graphic Packaging
International LLC ,
1.51%, 4/15/2026(a) 140,000 138,723
Smurfit Westrock Financing
DAC ,
5.42%, 1/15/2035 200,000 205,929
Sonoco Products Co. ,
5.00%, 9/1/2034 240,000 237,743
582,395
Diversified REITs 0 .2%
WP Carey, Inc. ,
2.40%, 2/1/2031 580,000 522,734
Diversified Telecommunication Services 0 .3%
AT&T, Inc. ,
1.65%, 2/1/2028 475,000 452,783
NBN Co. Ltd. ,
2.63%, 5/5/2031(a) 210,000 192,894
Verizon Communications, Inc. ,
4.78%, 2/15/2035 120,000 118,149
5.40%, 7/2/2037(a) 108,000 109,156
872,982
Electric Utilities 2 .8%
Atlantic City Electric Co. ,
4.00%, 10/15/2028 125,000 125,180
Baltimore Gas and Electric
Co. ,
5.30%, 6/1/2034 200,000 206,982
CenterPoint Energy Houston
Electric LLC ,
Series AA, 3.00%, 2/1/2027 190,000 188,381
Cleveland Electric Illuminating
Co. (The) ,
3.50%, 4/1/2028(a) 475,000 467,172
Duke Energy Carolinas LLC ,
6.45%, 10/15/2032 425,000 470,976
Duquesne Light Holdings, Inc. ,
2.53%, 10/1/2030(a) 350,000 317,955
Edison International ,
5.25%, 11/15/2028 380,000 385,119
Evergy, Inc. ,
2.90%, 9/15/2029 200,000 190,579
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 385,000 380,348
Fortis, Inc. ,
3.06%, 10/4/2026 410,000 406,612
Georgia Power Co. ,
4.85%, 3/15/2031 455,000 466,827
ITC Holdings Corp. ,
2.95%, 5/14/2030(a) 140,000 132,145
NextEra Energy Capital
Holdings, Inc. ,
2.25%, 6/1/2030 725,000 666,741
Niagara Mohawk Power Corp. ,
1.96%, 6/27/2030(a) 150,000 135,619
NRG Energy, Inc. ,
2.45%, 12/2/2027(a) 240,000 231,929

NVIT J.P. Morgan Inflation Managed Fund - December 31, 2025 - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NRG Energy, Inc.,
5.41%, 10/15/2035(a) 5,000 4,994
Pacific Gas and Electric Co. ,
4.55%, 7/1/2030 590,000 587,465
5.70%, 3/1/2035 125,000 128,508
PPL Capital Funding, Inc. ,
5.25%, 9/1/2034 150,000 153,615
SCE Recovery Funding LLC ,
4.45%, 3/15/2036 175,000 175,375
Southern California Edison
Co. ,
5.45%, 3/1/2035 425,000 430,896
Southwestern Electric Power
Co. ,
Series M, 4.10%, 9/15/2028 400,000 399,720
Virginia Electric and Power
Co. ,
5.15%, 3/15/2035 150,000 152,619
Vistra Operations Co. LLC ,
5.70%, 12/30/2034(a) 190,000 196,111
7,001,868
Electronic Equipment, Instruments & Components 0 .1%
Amphenol Corp. ,
4.40%, 2/15/2033 260,000 257,268
Energy Equipment & Services 0 .1%
Halliburton Co. ,
2.92%, 3/1/2030 120,000 113,515
Schlumberger Holdings Corp. ,
3.90%, 5/17/2028(a) 160,000 159,651
273,166
Entertainment 0 .1%
Take-Two Interactive
Software, Inc. ,
5.60%, 6/12/2034 210,000 219,176
Financial Services 0 .7%
Corebridge Financial, Inc. ,
3.65%, 4/5/2027 90,000 89,430
Fiserv, Inc. ,
5.35%, 3/15/2031 360,000 369,399
Global Payments, Inc. ,
2.15%, 1/15/2027 665,000 651,012
LSEG Finance plc ,
2.00%, 4/6/2028(a) 270,000 258,275
Nationwide Building Society ,
5.13%, 7/29/2029(a) 270,000 277,359
1,645,475
Food Products 0 .4%
Bimbo Bakeries USA, Inc. ,
6.05%, 1/15/2029(a) 210,000 219,550
Bunge Ltd. Finance Corp. ,
4.20%, 9/17/2029 330,000 330,188
5.15%, 8/4/2035 50,000 50,790
JBS USA Holding Lux Sarl ,
5.50%, 1/15/2036(a) 255,000 259,120
Mars, Inc. ,
5.00%, 3/1/2032(a) 130,000 133,997
993,645
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities 0 .0%
†
ONE Gas, Inc. ,
2.00%, 5/15/2030 70,000 64,029
Ground Transportation 0 .1%
Canadian Pacific Railway Co. ,
2.05%, 3/5/2030 60,000 55,142
Penske Truck Leasing Co. LP ,
5.55%, 5/1/2028(a) 100,000 102,854
Uber Technologies, Inc. ,
4.80%, 9/15/2034 190,000 189,945
4.80%, 9/15/2035 10,000 9,947
357,888
Health Care Equipment & Supplies 0 .1%
Zimmer Biomet Holdings, Inc. ,
5.50%, 2/19/2035 170,000 176,299
Health Care Providers & Services 0 .7%
Cencora, Inc. ,
5.15%, 2/15/2035 200,000 204,411
Cigna Group (The) ,
5.25%, 1/15/2036 260,000 264,682
CVS Health Corp. ,
1.88%, 2/28/2031 230,000 201,801
HCA, Inc. ,
4.13%, 6/15/2029 415,000 413,593
3.50%, 9/1/2030 300,000 288,497
Humana, Inc. ,
3.95%, 3/15/2027 150,000 149,565
Quest Diagnostics, Inc. ,
2.95%, 6/30/2030 170,000 160,830
1,683,379
Health Care REITs 0 .3%
Alexandria Real Estate
Equities, Inc. ,
3.38%, 8/15/2031 260,000 243,027
Healthpeak OP LLC ,
2.13%, 12/1/2028 280,000 264,437
Welltower OP LLC ,
2.75%, 1/15/2032 270,000 245,629
753,093
Hotels, Restaurants & Leisure 0 .2%
Expedia Group, Inc. ,
3.25%, 2/15/2030 480,000 460,355
Industrial REITs 0 .1%
Goodman US Finance Three
LLC ,
3.70%, 3/15/2028(a) 110,000 108,864
Prologis LP ,
4.75%, 6/15/2033 210,000 211,772
320,636
Insurance 0 .5%
Aon North America, Inc. ,
5.45%, 3/1/2034 240,000 249,412
Athene Global Funding ,
2.72%, 1/7/2029(a) 320,000 302,728
Brown & Brown, Inc. ,
5.25%, 6/23/2032 145,000 148,281

28 - Statement of Investments - December 31, 2025 - NVIT J.P. Morgan Inflation Managed Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
CNO Global Funding ,
1.75%, 10/7/2026(a) 200,000 196,445
F&G Global Funding ,
2.30%, 4/11/2027(a) 360,000 351,497
Five Corners Funding Trust II ,
2.85%, 5/15/2030(a) 120,000 112,971
1,361,334
Interactive Media & Services 0 .1%
Meta Platforms, Inc. ,
4.60%, 11/15/2032 10,000 10,080
4.88%, 11/15/2035 135,000 134,819
144,899
Leisure Products 0 .1%
Hasbro, Inc. ,
3.90%, 11/19/2029 180,000 177,022
Media 0 .5%
Comcast Corp. ,
5.17%, 1/15/2037(a) 697,000 687,220
Time Warner Cable
Enterprises LLC ,
8.38%, 7/15/2033 405,000 467,344
1,154,564
Metals & Mining 0 .2%
Glencore Funding LLC ,
2.50%, 9/1/2030(a) 380,000 348,188
Steel Dynamics, Inc. ,
1.65%, 10/15/2027 100,000 96,049
444,237
Multi-Utilities 0 .6%
Ameren Corp. ,
5.00%, 1/15/2029 200,000 204,461
Consumers Energy Co. ,
4.63%, 5/15/2033 90,000 90,267
DTE Energy Co. ,
5.20%, 4/1/2030 210,000 216,673
NiSource, Inc. ,
5.25%, 3/30/2028 170,000 174,287
Public Service Enterprise
Group, Inc. ,
1.60%, 8/15/2030 90,000 79,767
Puget Energy, Inc. ,
2.38%, 6/15/2028 280,000 267,930
Sempra ,
3.70%, 4/1/2029 365,000 359,237
1,392,622
Office REITs 0 .2%
COPT Defense Properties LP ,
2.00%, 1/15/2029 140,000 130,754
Kilroy Realty LP ,
2.65%, 11/15/2033 330,000 270,745
401,499
Oil, Gas & Consumable Fuels 1 .6%
APA Infrastructure Ltd. ,
5.13%, 9/16/2034(a) 70,000 70,541
Cheniere Energy Partners LP ,
5.55%, 10/30/2035(a) 20,000 20,448
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Cheniere Energy, Inc. ,
5.65%, 4/15/2034 150,000 155,607
Columbia Pipelines Holding
Co. LLC ,
5.68%, 1/15/2034(a) 530,000 546,074
Coterra Energy, Inc. ,
3.90%, 5/15/2027 220,000 219,169
Enbridge, Inc. ,
5.70%, 3/8/2033 340,000 358,118
Energy Transfer LP ,
5.25%, 7/1/2029 210,000 216,106
5.70%, 4/1/2035 330,000 341,592
Eni SpA ,
4.25%, 5/9/2029(a) 260,000 259,953
Enterprise Products Operating
LLC ,
3.95%, 2/15/2027 120,000 120,112
Kinder Morgan, Inc. ,
5.20%, 6/1/2033 250,000 257,253
MPLX LP ,
4.13%, 3/1/2027 140,000 140,063
4.25%, 12/1/2027 100,000 100,264
2.65%, 8/15/2030 90,000 83,356
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 140,000 128,794
ONEOK, Inc. ,
4.95%, 10/15/2032 270,000 271,224
Ovintiv, Inc. ,
5.38%, 1/1/2026 130,000 130,000
Plains All American Pipeline
LP ,
3.55%, 12/15/2029 210,000 204,011
Sabine Pass Liquefaction
LLC ,
4.50%, 5/15/2030 170,000 170,688
Shell Finance US, Inc. ,
4.75%, 1/6/2036 50,000 49,926
Williams Cos., Inc. (The) ,
5.60%, 3/15/2035 170,000 176,797
4,020,096
Pharmaceuticals 0 .1%
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 182,744
Real Estate Management & Development 0 .1%
Mitsui Fudosan Co. Ltd. ,
3.65%, 7/20/2027(a) 200,000 199,365
Residential REITs 0 .3%
Essex Portfolio LP ,
1.65%, 1/15/2031 260,000 226,902
Mid-America Apartments LP ,
1.70%, 2/15/2031 210,000 183,941
UDR, Inc. ,
3.20%, 1/15/2030 160,000 153,731
2.10%, 8/1/2032 100,000 85,439
650,013

NVIT J.P. Morgan Inflation Managed Fund - December 31, 2025 - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Retail REITs 0 .4%
Brixmor Operating Partnership
LP ,
2.25%, 4/1/2028 230,000 220,835
NNN REIT, Inc. ,
4.30%, 10/15/2028 260,000 261,518
4.60%, 2/15/2031 50,000 50,346
Realty Income Corp. ,
4.13%, 10/15/2026 180,000 180,178
Regency Centers LP ,
2.95%, 9/15/2029 100,000 95,900
3.70%, 6/15/2030 110,000 107,897
916,674
Semiconductors & Semiconductor Equipment 0 .5%
Broadcom, Inc. ,
4.11%, 9/15/2028 605,000 606,663
4.80%, 2/15/2036 53,000 52,297
Marvell Technology, Inc. ,
2.95%, 4/15/2031 340,000 314,902
5.45%, 7/15/2035 32,000 32,970
NXP BV ,
2.50%, 5/11/2031 420,000 380,092
1,386,924
Software 0 .4%
Cadence Design Systems,
Inc. ,
4.70%, 9/10/2034 40,000 39,986
Oracle Corp. ,
4.50%, 5/6/2028 230,000 229,953
2.88%, 3/25/2031 300,000 269,578
4.80%, 9/26/2032 100,000 96,542
Roper Technologies, Inc. ,
4.90%, 10/15/2034 180,000 179,607
Synopsys, Inc. ,
5.15%, 4/1/2035 200,000 203,269
1,018,935
Specialized REITs 0 .5%
American Tower Corp. ,
1.45%, 9/15/2026 600,000 589,049
Crown Castle, Inc. ,
4.45%, 2/15/2026 170,000 169,969
Equinix, Inc. ,
2.90%, 11/18/2026 180,000 178,214
Extra Space Storage LP ,
2.20%, 10/15/2030 300,000 271,412
1,208,644
Specialty Retail 0 .1%
AutoZone, Inc. ,
1.65%, 1/15/2031 170,000 148,951
O'Reilly Automotive, Inc. ,
3.60%, 9/1/2027 240,000 238,587
387,538
Technology Hardware, Storage & Peripherals 0 .0%
†
Dell International LLC ,
5.30%, 4/1/2032 110,000 113,137
Tobacco 0 .3%
Altria Group, Inc. ,
2.45%, 2/4/2032 350,000 309,499
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
BAT Capital Corp. ,
2.26%, 3/25/2028 400,000 384,908
694,407
Trading Companies & Distributors 0 .0%
†
Aviation Capital Group LLC ,
5.13%, 4/10/2030(a) 120,000 121,841
Water Utilities 0 .1%
American Water Capital Corp. ,
5.25%, 3/1/2035 250,000 257,717
Wireless Telecommunication Services 0 .2%
T-Mobile USA, Inc. ,
4.95%, 3/15/2028 190,000 193,522
3.88%, 4/15/2030 360,000 354,015
547,537
Total Corporate Bonds
(cost $69,144,319)
69,415,870
Foreign Government Security 0 .1%
MEXICO 0 .1%
United Mexican States ,
6.00%, 5/13/2030 200,000 209,600
Total Foreign Government Security
(cost $205,022)
209,600
Mortgage-Backed Securities 14 .6%
FHLMC Pool Gold Pool
Pool# WN1011
2.21%, 7/1/2029 1,000,000 944,091
Pool# WN4013
4.47%, 12/1/2033 625,000 624,028
FHLMC UMBS Pool
Pool# SD8157
3.00%, 7/1/2051 283,816 252,210
Pool# RA6606
3.00%, 1/1/2052 104,425 93,442
Pool# SD1549
3.50%, 4/1/2052 196,594 183,155
Pool# RA7779
4.50%, 8/1/2052 142,868 141,062
Pool# SD8267
5.00%, 11/1/2052 87,400 87,615
FNMA Pool
Pool# BS6526
3.50%, 10/1/2029 1,691,000 1,665,547
Pool# AN9043
3.44%, 5/1/2030 1,549,802 1,512,496
Pool# BZ5419
4.17%, 11/1/2030 1,656,000 1,659,107
Pool# BZ3977
4.42%, 6/1/2032 500,000 501,252
Pool# BZ3982
4.66%, 6/1/2032 397,637 404,262
Pool# BZ5943
4.78%, 6/1/2032 500,000 508,294

30 - Statement of Investments - December 31, 2025 - NVIT J.P. Morgan Inflation Managed Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# BZ4488
4.42%, 8/1/2032 205,000 205,292
Pool# BZ4871
4.23%, 10/1/2032 205,000 203,062
Pool# AN8880
3.69%, 6/1/2033 1,400,000 1,340,081
Pool# CB5339
5.00%, 11/1/2052 475,492 475,704
FNMA UMBS Pool
Pool# FM4389
3.50%, 9/1/2050 114,455 106,925
Pool# MA4468
3.50%, 11/1/2051 121,941 113,566
Pool# CB2523
2.50%, 1/1/2052 40,572 34,648
Pool# MA4655
4.00%, 7/1/2052 48,347 46,140
Pool# CB6031
5.00%, 4/1/2053 196,063 196,789
Pool# FS6259
4.50%, 6/1/2053 201,966 199,378
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 1/25/2056 75,000
77,004
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.00%, 1/25/2056 6,000,000 5,306,016
3.50%, 1/25/2056 2,500,000 2,311,035
4.00%, 1/25/2056 3,000,000 2,845,274
5.00%, 1/25/2056 8,775,000 8,750,320
5.50%, 1/25/2056 4,160,000 4,218,168
GNMA II Pool
Pool# MA6868
4.00%, 9/20/2050 197,425 188,822
Pool# 786082
3.00%, 11/20/2051 58,757 52,193
Pool# MA8148
3.00%, 7/20/2052 255,809 230,151
Pool# 788066
4.00%, 7/20/2065 1,122,604 1,070,619
Total Mortgage-Backed Securities
(cost $36,453,936)
36,547,748
U.S. Treasury Obligations 53 .4%
U.S. Treasury Inflation Linked
Notes
0.38%, 7/15/2027 (c) 9,364,077 9,254,724
1.25%, 4/15/2028 36,267,557 36,119,308
2.38%, 10/15/2028 26,777,978 27,574,733
1.63%, 4/15/2030 32,956,227 33,117,797
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Notes
1.88%, 7/15/2035 27,307,828 27,234,712
Total U.S. Treasury Obligations
(cost $133,906,536)
133,301,274
Total Investments
(cost $248,445,942) — 99.4%
248,240,233
Other assets in excess of
liabilities — 0.6% 1,555,113
NET ASSETS — 100.0%
$ 249,795,346
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2025
was $21,846,712 which represents 8.75% of net assets.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2025.
(c) Security or a portion of the security was used to cover the margin requirement for swaps contracts.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
UMBS Uniform Mortgage-Backed Securities

NVIT J.P. Morgan Inflation Managed Fund - December 31, 2025 - Statement of Investments - 31
Centrally Cleared Credit default swap contracts outstanding - buy protection as of December 31, 2025
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
45-V1 1.00 Quarterly 12/20/2030 0.50 USD 32,230,000 (678,047) (60,713) (738,760)
(678,047) (60,713) (738,760)
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

32 - Statement of Investments - December 31, 2025 - NVIT J.P. Morgan Inflation Managed Fund
Centrally Cleared Inflation-Linked swap contracts outstanding as of December 31, 2025 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Month USCPI At
Termination
2.43% At
Termination Rec 11/25/2035 USD 2,045,000 563 (3,520) (2,957)
1 Month USCPI At
Termination
2.59% At
Termination Rec 11/6/2028 USD 570,000 767 (3,847) (3,080)
1 Month USCPI At
Termination
2.53% At
Termination Rec 10/24/2030 USD 520,000 (915) (2,375) (3,290)
1 Month USCPI At
Termination
2.49% At
Termination Rec 10/24/2035 USD 405,000 – (2,238) (2,238)
1 Month USCPI At
Termination
2.57% At
Termination Rec 11/4/2028 USD 1,675,000 231 (8,513) (8,282)
1 Month USCPI At
Termination
2.49% At
Termination Rec 11/4/2035 USD 250,000 209 (1,655) (1,446)
1 Month USCPI At
Termination
2.53% At
Termination Rec 11/4/2030 USD 345,000 (85) (2,146) (2,231)
1 Month USCPI At
Termination
2.53% At
Termination Rec 11/4/2030 USD 690,000 244 (4,706) (4,462)
1 Month USCPI At
Termination
2.74% At
Termination Rec 9/15/2028 USD 370,000 – (3,097) (3,097)
1 Month USCPI At
Termination
2.48% At
Termination Rec 11/4/2035 USD 810,000 42 (4,379) (4,337)
1 Month USCPI At
Termination
2.42% At
Termination Rec 12/23/2035 USD 880,000 2,047 (4,069) (2,022)
1 Month USCPI At
Termination
2.40% At
Termination Rec 12/2/2035 USD 2,555,000 – (2,053) (2,053)
1 Month USCPI At
Termination
2.43% At
Termination Rec 12/8/2030 USD 3,775,000 3,592 (15,228) (11,636)
1 Month USCPI At
Termination
2.49% At
Termination Rec 11/18/2030 USD 24,350,000 – (122,733) (122,733)
1 Month USCPI At
Termination
2.48% At
Termination Rec 11/18/2035 USD 41,980,000 – (231,068) (231,068)
1 Month USCPI At
Termination
2.46% At
Termination Rec 11/24/2030 USD 9,105,000 (1,369) (34,086) (35,455)
1 Month USCPI At
Termination
2.49% At
Termination Rec 11/24/2028 USD 11,260,000 (94) (38,381) (38,475)
1 Month USCPI At
Termination
2.72% At
Termination Rec 10/6/2028 USD 465,000 – (3,705) (3,705)
1 Month USCPI At
Termination
2.56% At
Termination Rec 10/2/2035 USD 305,000 – (3,294) (3,294)
Total unrealized depreciation 5,232 (491,093) (485,861)
Net unrealized depreciation 5,232 (491,093) (485,861)
– – –
Currency:
USD United States dollar

NVIT J.P. Morgan Inflation Managed Fund - December 31, 2025 - Statement of Investments - 33
Centrally Cleared Interest rate swap contracts outstanding as of December 31, 2025 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SOFR annually 4.06% annually Pay 11/18/2035 USD 16,355,000 – (80,280) (80,280)
1 Day SOFR annually 4.13% annually Pay 12/12/2035 USD 2,277,000 – (6,367) (6,367)
1 Day SOFR annually 4.10% annually Pay 12/12/2035 USD 2,278,000 – (8,396) (8,396)
1 Day SOFR annually 4.03% annually Pay 4/29/2035 USD 1,900,000 – (5,563) (5,563)
Total unrealized depreciation – (100,606) (100,606)
Net unrealized depreciation – (100,606) (100,606)
Currency:
USD United States dollar
As of December 31, 2025, the Fund had $3,873,078 segregated as collateral for swap contracts.
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
1 Month United States Consumer Price Index (USCPI) 3.24%
1 Day Secured Overnight Financing Rate (SOFR) 3.87%
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note 392 3/2026 USD 44,075,500 (257,799)
U.S. Treasury Long Bond 15 3/2026 USD 1,733,906 (16,900)
Total long contracts (274,699)
Short Contracts
U.S. Treasury 2 Year Note (32) 3/2026 USD (6,681,250) 1,657
U.S. Treasury 5 Year Note (85) 3/2026 USD (9,290,898) 31,767
U.S. Treasury 10 Year Ultra Note (3) 3/2026 USD (345,047) 2,128
U.S. Treasury Ultra Bond (35) 3/2026 USD (4,130,000) 71,282
Total short contracts 106,834
Net contracts (167,865)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

34 - Statement of Investments - December 31, 2025 - NVIT Loomis Core Bond Fund
Asset-Backed Securities 12 .2%
Principal
Amount ($) Value ($)
Airlines 0 .4%
AASET, Series 2025-
1A, Class A, 5.94%,
2/16/2050(a) 480,149 489,330
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 2,766,469 2,655,816
PK Alift Loan Funding 7 LP,
Series 2025-2, Class A,
4.75%, 3/15/2043(a) 1,167,259 1,169,459
United Airlines Pass-Through
Trust
Series 2020-1, Class B,
4.88%, 1/15/2026 12,602 12,602
Series 2020-1, Class A,
5.88%, 10/15/2027 3,502,601 3,591,398
Series 2024-1, Class AA,
5.45%, 2/15/2037 2,655,184 2,729,677
Series 2024-1, Class A,
5.88%, 2/15/2037 2,896,564 2,967,163
13,615,445
Automobiles 6 .3%
Ally Auto Receivables Trust,
Series 2025-1, Class A3,
3.96%, 3/15/2030 2,010,000 2,016,170
American Credit Acceptance
Receivables Trust, Series
2025-2, Class C, 5.11%,
3/12/2031(a) 3,095,000 3,125,653
AmeriCredit Automobile
Receivables Trust, Series
2022-2, Class B, 4.81%,
4/18/2028 631,154 631,615
AutoNation Finance Trust,
Series 2025-1A, Class A3,
4.62%, 11/13/2029(a) 2,180,000 2,199,973
Avis Budget Rental Car
Funding AESOP LLC
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 8,370,000 8,630,127
Series 2025-2A, Class A,
5.12%, 8/20/2031(a) 2,945,000 3,017,483
BMW Vehicle Lease Trust,
Series 2025-1, Class A3,
4.43%, 6/26/2028 1,655,000 1,669,302
BofA Auto Trust, Series
2025-1A, Class A3, 4.35%,
11/20/2029(a) 1,515,000 1,525,038
Bridgecrest Lending Auto
Securitization Trust
Series 2025-2, Class A3,
4.78%, 12/15/2028 6,445,000 6,475,760
Series 2025-3, Class A3,
4.66%, 1/15/2029 3,665,000 3,680,575
Carmax Auto Owner Trust,
Series 2025-4, Class A3,
3.97%, 12/16/2030 2,555,000 2,559,012
CarMax Auto Owner Trust,
Series 2025-2, Class A3,
4.48%, 3/15/2030 2,875,000 2,906,284
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
CarMax Select Receivables
Trust
Series 2024-A, Class A3,
5.40%, 11/15/2028 1,000,000 1,009,096
Series 2025-A, Class A3,
4.77%, 9/17/2029 4,565,000 4,603,779
Carvana Auto Receivables
Trust
Series 2025-P3, Class A3,
4.04%, 11/11/2030 3,558,000 3,566,890
Series 2025-P2, Class A4,
4.75%, 6/10/2031 6,015,000 6,108,600
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 531,231 536,844
Credit Acceptance Auto Loan
Trust
Series 2025-1A, Class A,
5.02%, 3/15/2035(a) 11,265,000 11,394,106
Series 2025-2A, Class B,
4.87%, 1/15/2036(a) 3,770,000 3,803,042
Enterprise Fleet Financing
LLC
Series 2025-1, Class A3,
4.82%, 2/20/2029(a) 1,075,000 1,093,211
Series 2025-3, Class A3,
4.46%, 9/20/2029(a) 5,110,000 5,173,758
Exeter Automobile
Receivables Trust
Series 2025-2A, Class A3,
4.74%, 1/16/2029 7,590,000 7,611,507
Series 2025-1A, Class C,
5.09%, 5/15/2031 8,147,000 8,247,396
Exeter Select Automobile
Receivables Trust, Series
2025-1, Class A3, 4.69%,
4/15/2030 1,250,000 1,263,791
First Investors Auto Owner
Trust, Series 2025-
1A, Class C, 4.75%,
12/15/2031(a) 4,040,000 4,048,149
Ford Credit Auto Lease Trust
Series 2024-B, Class A3,
4.99%, 12/15/2027 1,070,000 1,075,952
Series 2025-A, Class A3,
4.72%, 6/15/2028 1,355,000 1,366,397
Ford Credit Auto Owner Trust,
Series 2024-1, Class A,
4.87%, 8/15/2036(a)(b) 2,482,000 2,545,281
GLS Auto Receivables Issuer
Trust
Series 2024-4A, Class A3,
4.75%, 7/17/2028(a) 1,000,000 1,002,734
Series 2025-4A, Class A3,
4.29%, 7/16/2029(a) 1,920,000 1,925,341
Series 2025-2A, Class C,
5.11%, 1/15/2031(a) 1,840,000 1,859,978
GLS Auto Select Receivables
Issuer Trust, Series 2025-
4A, Class A2, 4.17%,
2/18/2031(a) 1,715,000 1,719,840

NVIT Loomis Core Bond Fund - December 31, 2025 - Statement of Investments - 35
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GLS Auto Select Receivables
Trust
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 1,097,821 1,105,946
Series 2025-3A, Class A2,
4.46%, 10/15/2030(a) 2,113,742 2,126,916
GM Financial Automobile
Leasing Trust
Series 2024-2, Class A3,
5.39%, 7/20/2027 2,192,538 2,201,661
Series 2025-1, Class A3,
4.66%, 2/21/2028 1,825,000 1,839,946
Series 2025-3, Class A3,
4.17%, 8/21/2028 4,355,000 4,377,719
Harley-Davidson Motorcycle
Trust, Series 2023-A, Class
A3, 5.05%, 12/15/2027 1,784,118 1,789,490
Huntington Bank Auto Credit-
Linked Notes, Series
2024-2, Class B1, 5.44%,
10/20/2032(a) 425,106 429,668
Hyundai Auto Receivables
Trust, Series 2025-B, Class
A3, 4.36%, 12/17/2029 2,110,000 2,130,143
LAD Auto Receivables Trust
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 2,930,000 2,953,956
Series 2025-2A, Class A3,
4.25%, 1/15/2030(a) 7,985,000 8,017,065
M&T Bank Auto Receivables
Trust, Series 2025-
1A, Class A3, 4.73%,
6/17/2030(a) 935,000 947,682
NextGear Floorplan Master
Owner Trust, Series 2025-
2A, Class A2, 4.23%,
10/15/2030(a) 2,805,000 2,810,300
Octane Receivables Trust
Series 2024-3A, Class A2,
4.94%, 5/20/2030(a) 540,208 543,143
Series 2025-1A, Class A2,
4.25%, 2/20/2031(a) 5,220,000 5,223,380
Santander Drive Auto
Receivables Trust
Series 2025-3, Class A2,
4.63%, 10/16/2028 4,172,546 4,185,292
Series 2024-5, Class A3,
4.62%, 11/15/2028 1,452,464 1,454,830
Series 2025-1, Class A3,
4.74%, 1/16/2029 3,910,000 3,918,506
Series 2024-3, Class A3,
5.63%, 1/16/2029 2,094,043 2,102,412
Series 2025-2, Class A3,
4.67%, 8/15/2029 10,805,000 10,864,170
Series 2025-4, Class A3,
4.17%, 4/15/2030 3,325,000 3,337,433
Series 2025-1, Class C,
5.04%, 3/17/2031 3,081,000 3,117,966
SBNA Auto Lease Trust,
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 1,803,182 1,812,773
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
SFS Auto Receivables
Securitization Trust
Series 2025-1A, Class A3,
4.75%, 7/22/2030(a) 910,000 919,664
Series 2025-2A, Class A3,
4.44%, 12/20/2030(a) 5,965,000 6,015,534
Stellantis Financial
Underwritten Enhanced
Lease Trust
Series 2025-BA, Class A3,
4.27%, 1/22/2029(a) 5,340,000 5,368,596
Series 2025-CA, Class A3,
4.11%, 4/20/2029(a) 9,585,000 9,598,774
Toyota Lease Owner Trust,
Series 2025-B, Class A3,
3.96%, 11/20/2028(a) 3,830,000 3,839,435
USB Auto Owner Trust, Series
2025-1A, Class A3, 4.49%,
6/17/2030(a) 870,000 877,076
Westlake Automobile
Receivables Trust
Series 2023-4A, Class A3,
6.24%, 7/15/2027(a) 381,173 381,717
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 3,000,000 3,009,611
Series 2025-1A, Class A3,
4.75%, 8/15/2028(a) 2,675,000 2,689,656
Series 2025-2A, Class A3,
4.51%, 5/15/2029(a) 1,690,000 1,698,752
Series 2025-3A, Class A3,
4.22%, 6/15/2029(a) 2,400,000 2,408,151
Series 2025-1A, Class C,
5.14%, 10/15/2030(a) 1,769,000 1,787,650
Wheels Fleet Lease Funding 1
LLC, Series 2024-2A, Class
A1, 4.87%, 6/21/2039(a) 3,103,419 3,133,982
Wheels Fleet Lease Funding
LLC, Series 2025-3A, Class
A1, 4.08%, 9/18/2040(a) 3,605,000 3,614,338
World Omni Auto Receivables
Trust
Series 2024-C, Class A3,
4.43%, 12/17/2029 2,424,000 2,438,435
Series 2025-C, Class A3,
4.08%, 11/15/2030 6,335,000 6,370,463
World Omni Select Auto Trust
Series 2024-A, Class A2A,
5.37%, 2/15/2028 69,780 69,823
Series 2024-A, Class A3,
4.98%, 2/15/2030 1,250,000 1,256,261
231,160,999
Credit Card 0 .5%
BA Credit Card Trust, Series
2023-A1, Class A1, 4.79%,
5/15/2028 2,912,000 2,921,710
Capital One Multi-Asset
Execution Trust, Series
2023-A1, Class A, 4.42%,
5/15/2028 4,000,000 4,007,666

36 - Statement of Investments - December 31, 2025 - NVIT Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card
Chase Issuance Trust, Series
2023-A1, Class A, 5.16%,
9/15/2028 8,500,000 8,579,990
Discover Card Execution
Note Trust, Series 2023-A1,
Class A, 4.31%, 3/15/2028 4,000,000 4,004,069
19,513,435
Equipment Loans & Leases 0 .4%
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 69,743 69,882
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 248,447 249,679
Dllad LLC
Series 2024-1A, Class A2,
5.50%, 8/20/2027(a) 282,540 283,790
Series 2024-1A, Class A3,
5.30%, 7/20/2029(a) 1,250,000 1,276,024
MetroNet Infrastructure Issuer
LLC, Series 2025-2A, Class
A2, 5.40%, 8/20/2055(a) 2,595,000 2,622,517
OWN Equipment Fund II LLC,
Series 2025-1M, Class A,
5.48%, 9/26/2033(a) 2,372,559 2,386,393
SCF Equipment Leasing LLC
Series 2025-1A, Class A3,
5.11%, 11/21/2033(a) 1,980,000 2,021,174
Series 2025-2A, Class A3,
4.33%, 6/20/2036(a) 5,125,000 5,140,657
14,050,116
Other 4 .4%
720 East CLO V Ltd., Series
2024-2A, Class A1, 5.41%,
7/20/2037(a)(c) 8,500,000 8,514,578
Affirm Master Trust, Series
2025-2A, Class A, 4.67%,
7/15/2033(a) 6,660,000 6,705,044
Applebee's Funding LLC,
Series 2025-1A, Class A2,
6.72%, 6/7/2055(a) 12,135,000 12,207,786
Ares XXXIX CLO Ltd., Series
2016-39A, Class AR3,
5.30%, 7/18/2037(a)(c) 14,900,000 14,933,510
BHG Securitization Trust,
Series 2025-2CON, Class
A, 4.84%, 9/17/2036(a) 2,703,434 2,728,115
Bluepeak ABS Issuer LLC,
Series 2025-1A, Class A2,
5.86%, 12/20/2055(a) 9,155,000 9,192,850
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class
DRR, 6.83%, 1/17/2038(a)
(c) 3,269,319 3,278,535
Cerberus Loan Funding
XXXIX LP, Series 2022-
3A, Class AR, 5.30%,
1/15/2033(a)(c) 1,739,424 1,741,012
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 5.68%,
4/15/2034(a)(c) 5,600,000 5,600,638
Compass Datacenters Issuer
III LLC, Series 2025-
1A, Class A2, 5.66%,
2/25/2050(a) 1,300,000 1,314,989
CVS Pass-Through Trust
6.04%, 12/10/2028 1,977,638 1,997,553
6.94%, 1/10/2030 4,492,477 4,661,753
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 2,170,000 2,202,084
DB Master Finance LLC,
Series 2021-1A, Class A2I,
2.05%, 11/20/2051(a) 4,018,560 3,941,864
Frontier Issuer LLC, Series
2023-1, Class A2, 6.60%,
8/20/2053(a) 2,090,000 2,109,149
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A4, 5.15%,
10/27/2059(a) 690,407 701,671
Hilton Grand Vacations Trust
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 198,073 197,482
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 356,117 364,337
Magnetite XVII Ltd., Series
2016-17A, Class AR2,
5.38%, 4/20/2037(a)(c) 8,500,000 8,522,500
Marathon CLO Ltd., Series
2020-15A, Class A1R3,
5.30%, 8/15/2037(a)(c) 8,750,000 8,755,049
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 7,268,000 6,067,272
OneMain Financial Issuance
Trust, Series 2019-
2A, Class A, 3.14%,
10/14/2036(a) 3,625,000 3,573,716
Planet Fitness Master Issuer
LLC, Series 2025-1A, Class
A2I, 5.27%, 12/6/2055(a) 2,475,000 2,485,338
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 519,198 521,324
Regional Management
Issuance Trust
Series 2024-2, Class A,
5.11%, 12/15/2033(a) 1,865,000 1,879,472
Series 2024-1, Class A,
5.83%, 7/15/2036(a) 929,000 946,965
SBA Tower Trust, 2.59%,
10/15/2031(a) 3,130,000 2,823,902
Shentel Issuer LLC, Series
2025-1A, Class A2, 5.64%,
12/20/2055(a) 6,270,000 6,326,722

NVIT Loomis Core Bond Fund - December 31, 2025 - Statement of Investments - 37
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
SoFi Consumer Loan Program
Trust, Series 2025-2, Class
A, 4.82%, 6/25/2034(a) 1,371,745 1,379,656
Textainer Marine Containers
VII Ltd.
Series 2020-2A, Class A,
2.10%, 9/20/2045(a) 2,052,917 1,948,998
Series 2021-2A, Class A,
2.23%, 4/20/2046(a) 2,365,667 2,240,581
TIF Funding III LLC, Series
2024-1A, Class A, 5.48%,
4/20/2049(a) 3,480,213 3,493,299
Tricon American Homes Trust,
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 7,497,035 7,466,720
Wellington Management CLO
3 Ltd.
Series 2024-3A, Class A1,
5.24%, 7/18/2037(a)(c) 1,350,000 1,353,602
Series 2024-3A, Class B,
5.53%, 7/18/2037(a)(c) 500,000 500,886
Wise CLO Ltd., Series
2024-2A, Class A, 5.36%,
7/15/2037(a)(c) 8,500,000 8,514,382
Zayo Issuer LLC, Series
2025-2A, Class A2, 5.95%,
6/20/2055(a) 7,765,000 7,963,659
159,156,993
Student Loan 0 .2%
Navient Private Education Refi
Loan Trust
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 3,530,724 3,184,338
Series 2021-GA, Class A,
1.58%, 4/15/2070(a) 3,627,899 3,295,434
6,479,772
Total Asset-Backed Securities
(cost $443,979,380)
443,976,760
Collateralized Mortgage Obligations 0 .2%
FNMA REMICS, Series
2007-6, Class PA, 5.50%,
2/25/2037 22,730 23,737
GNMA REMICS, Series
2023-19, Class WB, 5.64%,
11/20/2051(c) 1,727,325 1,788,209
NYMT Loan Trust, Series
2024-BPL2, Class A1,
6.51%, 5/25/2039(a)(b) 4,393,000 4,432,486
Verus Securitization Trust,
Series 2021-3, Class A1,
1.05%, 6/25/2066(a)(c) 2,160,388 1,905,918
Total Collateralized Mortgage Obligations
(cost $8,333,343)
8,150,350
Commercial Mortgage-Backed Securities 1 .7%
Principal
Amount ($) Value ($)
ALA Trust, Series 2025-
OANA, Class A, 5.49%,
6/15/2040(a)(c) 1,845,000 1,851,916
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(c) 1,400,000 1,389,323
BANK5, Series 2024-
5YR11, Class A3, 5.89%,
11/15/2057 14,000,000 14,716,276
BANK5 Trust, Series 2024-
5YR6, Class A3, 6.23%,
5/15/2057 2,600,000 2,739,621
Benchmark Mortgage Trust,
Series 2024-V7, Class A3,
6.23%, 5/15/2056(c) 2,405,000 2,538,235
BFLD Commercial Mortgage
Trust, Series 2025-
660F, Class A, 5.25%,
11/15/2042(a)(c) 4,060,000 4,071,415
BMO Mortgage Trust, Series
2024-5C6, Class A3, 5.32%,
9/15/2057 10,888,000 11,197,009
BX Trust
Series 2024-VLT4, Class A,
5.24%, 6/15/2041(a)(c) 275,000 274,914
Series 2025-DELC, Class A,
5.51%, 12/15/2042(a)(c) 2,260,000 2,262,819
Series 2025-VLT7, Class A,
5.45%, 7/15/2044(a)(c) 8,630,000 8,643,375
Citigroup Commercial
Mortgage Trust, Series
2018-C6, Class A4, 4.41%,
11/10/2051 4,505,000 4,492,743
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 2,010,000 1,846,373
Extended Stay America Trust,
Series 2025-ESH, Class A,
5.05%, 10/15/2042(a)(c) 1,240,000 1,241,936
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.55%, 3/5/2033(a)
(c) 125,000 89,375
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 5.35%,
1/15/2042(a)(c) 3,740,000 3,738,827
NY Commercial Mortgage
Trust, Series 2025-
299P, Class A, 5.66%,
2/10/2047(a)(c) 739,000 776,694
Total Commercial Mortgage-Backed
Securities
(cost $61,613,542) 61,870,851

38 - Statement of Investments - December 31, 2025 - NVIT Loomis Core Bond Fund
Corporate Bonds 34 .7%
Principal
Amount ($) Value ($)
Aerospace & Defense 0 .4%
Boeing Co. (The) ,
2.20%, 2/4/2026 4,607,000 4,598,231
3.25%, 2/1/2035 3,500,000 3,064,547
3.55%, 3/1/2038(d) 1,060,000 892,255
GE Capital Funding LLC ,
4.55%, 5/15/2032 1,207,000 1,219,278
Rolls-Royce plc ,
5.75%, 10/15/2027(a)(d) 3,620,000 3,710,876
13,485,187
Automobiles 0 .6%
General Motors Co. ,
5.63%, 4/15/2030(d) 4,395,000 4,579,256
Honda Motor Co. Ltd. ,
4.69%, 7/8/2030(d) 4,270,000 4,323,296
Hyundai Capital America ,
1.80%, 1/10/2028(a)(d) 672,000 641,017
4.25%, 9/18/2028(a)(d) 2,150,000 2,150,739
5.15%, 3/27/2030(a)(d) 4,920,000 5,040,233
Stellantis Finance US, Inc. ,
6.45%, 3/18/2035(a)(d) 4,010,000 4,168,434
20,902,975
Banks 5 .9%
Bank of America Corp. ,
4.45%, 3/3/2026 4,155,000 4,157,994
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(e) 2,340,000 2,326,824
(SOFR + 2.15%), 2.59%,
4/29/2031(e) 4,605,000 4,290,851
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(d)(e) 1,855,000 1,890,146
Bank of Nova Scotia (The) ,
(SOFR + 1.09%), 4.34%,
9/15/2031(d)(e) 6,945,000 6,921,159
Barclays plc ,
(SOFR + 2.21%), 5.83%,
5/9/2027(e) 8,000,000 8,045,019
BNP Paribas SA ,
4.38%, 5/12/2026(a)(d) 8,500,000 8,497,942
CaixaBank SA ,
(SOFR + 1.36%), 4.89%,
7/3/2031(a)(e) 4,995,000 5,063,919
Canadian Imperial Bank of
Commerce ,
(SOFR + 1.03%), 4.86%,
3/30/2029(d)(e) 8,935,000 9,082,707
Citigroup, Inc. ,
(SOFR + 1.14%), 4.64%,
5/7/2028(e) 12,360,000 12,460,333
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(e) 1,336,000 1,393,453
Commonwealth Bank of
Australia ,
4.42%, 3/14/2028(d) 4,660,000 4,717,393
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Credit Agricole SA ,
(SOFR + 1.13%), 5.23%,
1/9/2029(a)(d)(e) 3,622,000 3,698,446
Federation des Caisses
Desjardins du Quebec ,
4.57%, 8/26/2030(a)(d) 4,360,000 4,388,429
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(d)(e) 1,390,000 1,403,083
HSBC Holdings plc ,
(SOFR + 1.57%), 5.24%,
5/13/2031(d)(e) 3,260,000 3,358,702
(SOFR + 1.43%), 5.13%,
11/6/2036(d)(e) 2,305,000 2,311,304
HSBC USA, Inc. ,
4.65%, 6/3/2028(d) 3,115,000 3,161,916
Huntington Bancshares, Inc. ,
(SOFR + 1.28%), 5.27%,
1/15/2031(e) 2,627,000 2,703,057
Huntington National Bank
(The) ,
5.65%, 1/10/2030 2,000,000 2,095,770
ING Groep NV ,
(SOFR + 1.01%), 4.86%,
3/25/2029(d)(e) 1,770,000 1,796,480
KBC Group NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
4.45%, 9/23/2031(a)(d)(e) 9,450,000 9,425,802
M&T Bank Corp. ,
(SOFR + 1.40%), 5.18%,
7/8/2031(d)(e) 3,540,000 3,634,250
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.71%, 7/8/2031(d)(e) 8,545,000 8,655,327
Morgan Stanley Private Bank
NA ,
(SOFR + 1.08%), 4.73%,
7/18/2031(d)(e) 6,770,000 6,862,732
(SOFR + 1.02%), 4.47%,
11/19/2031(e) 9,774,000 9,799,588
NatWest Markets plc ,
4.79%, 3/21/2028(a)(d) 6,360,000 6,462,668
Norinchukin Bank (The) ,
4.67%, 9/9/2030(a)(d) 3,380,000 3,402,090
PNC Financial Services
Group, Inc. (The) ,
(United States SOFR
Compounded Index
+ 1.73%), 6.62%,
10/20/2027(e) 2,671,000 2,724,267
Royal Bank of Canada ,
(SOFR + 0.89%), 4.50%,
8/6/2029(d)(e) 13,930,000 14,065,296
(SOFR + 1.03%), 5.15%,
2/4/2031(e) 1,275,000 1,312,627

NVIT Loomis Core Bond Fund - December 31, 2025 - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(d)(e) 1,280,000 1,333,811
Santander UK Group Holdings
plc ,
(United States SOFR
Compounded Index
+ 1.58%), 5.14%,
9/22/2036(d)(e) 3,200,000 3,191,599
Societe Generale SA ,
(SOFR + 1.65%), 5.51%,
5/22/2031(a)(d)(e) 7,330,000 7,555,176
Svenska Handelsbanken AB ,
4.38%, 5/23/2028(a)(d) 6,340,000 6,403,471
Truist Bank ,
(SOFR + 0.77%), 4.42%,
7/24/2028(d)(e) 7,125,000 7,165,812
(SOFR + 0.91%), 4.14%,
10/23/2029(e) 4,795,000 4,791,342
Wells Fargo & Co. ,
3.00%, 4/22/2026(d) 5,000,000 4,986,222
(SOFR + 1.51%), 3.53%,
3/24/2028(d)(e) 3,183,000 3,162,307
(SOFR + 1.07%), 5.71%,
4/22/2028(e) 3,500,000 3,572,445
(SOFR + 1.50%), 3.35%,
3/2/2033(d)(e) 3,000,000 2,800,011
(SOFR + 2.02%), 5.39%,
4/24/2034(d)(e) 5,665,000 5,894,048
(SOFR + 1.74%), 5.61%,
4/23/2036(e) 3,900,000 4,087,636
215,053,454
Beverages 0 .1%
Bacardi-Martini BV ,
5.55%, 2/1/2030(a) 3,485,000 3,594,721
Biotechnology 0 .3%
Amgen, Inc. ,
4.05%, 8/18/2029(d) 1,675,000 1,673,627
5.25%, 3/2/2030(d) 1,019,000 1,056,934
CSL Finance plc ,
4.25%, 4/27/2032(a) 7,000,000 6,881,669
9,612,230
Broadline Retail 0 .4%
Amazon.com, Inc. ,
4.65%, 11/20/2035(d) 9,326,000 9,288,286
eBay, Inc. ,
4.25%, 3/6/2029 4,020,000 4,031,586
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a) 1,120,000 1,125,676
14,445,548
Building Products 0 .1%
Carrier Global Corp. ,
2.49%, 2/15/2027 1,046,000 1,028,991
2.72%, 2/15/2030(d) 3,515,000 3,309,240
4,338,231
Capital Markets 3 .9%
Antares Holdings LP ,
6.35%, 10/23/2029(a)(d) 1,885,000 1,922,385
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Apollo Debt Solutions BDC ,
5.88%, 8/30/2030(d) 2,730,000 2,761,272
Ares Capital Corp. ,
5.80%, 3/8/2032(d) 1,850,000 1,868,175
Bain Capital Specialty
Finance, Inc. ,
5.95%, 3/15/2030(d) 1,125,000 1,120,658
Bank of New York Mellon
(The) ,
(SOFR + 1.14%), 4.73%,
4/20/2029(e) 7,720,000 7,847,148
Bank of New York Mellon
Corp. (The) ,
(SOFR + 0.89%), 4.94%,
2/11/2031(e) 3,075,000 3,162,003
Barings BDC, Inc. ,
5.20%, 9/15/2028(d) 4,635,000 4,612,281
BGC Group, Inc. ,
6.15%, 4/2/2030(d) 1,835,000 1,900,039
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029 2,575,000 2,648,238
Brookfield Asset Management
Ltd. ,
4.65%, 11/15/2030(d) 9,125,000 9,190,403
Carlyle Secured Lending, Inc. ,
5.75%, 2/15/2031 2,870,000 2,825,423
Deutsche Bank AG ,
(SOFR + 1.72%), 5.30%,
5/9/2031(d)(e) 7,520,000 7,704,739
(SOFR + 1.30%), 4.95%,
8/4/2031(d)(e) 3,780,000 3,818,214
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.33%), 4.94%,
10/21/2036(e) 9,131,000 9,064,538
Golub Capital BDC, Inc. ,
7.05%, 12/5/2028(d) 4,821,000 5,087,271
Golub Capital Private Credit
Fund ,
5.45%, 8/15/2028(a)(d) 1,125,000 1,131,999
Hercules Capital, Inc. ,
6.00%, 6/16/2030 2,285,000 2,313,979
HPS Corporate Lending Fund ,
5.45%, 1/14/2028 2,241,000 2,264,914
5.45%, 11/15/2030(a)(d) 2,960,000 2,951,311
KKR & Co., Inc. ,
5.10%, 8/7/2035(d) 3,477,000 3,477,011
LPL Holdings, Inc. ,
5.15%, 6/15/2030 3,370,000 3,436,773
Main Street Capital Corp. ,
5.40%, 8/15/2028 5,085,000 5,112,021
Marex Group plc ,
5.83%, 5/8/2028(d) 6,085,000 6,183,418
Morgan Stanley ,
3.63%, 1/20/2027 4,000,000 3,989,586
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(e) 2,825,000 2,809,042
(SOFR + 1.11%), 5.23%,
1/15/2031(e) 2,750,000 2,836,590

40 - Statement of Investments - December 31, 2025 - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.02%), 1.93%,
4/28/2032(d)(e) 4,630,000 4,062,166
Morgan Stanley Direct
Lending Fund ,
6.00%, 5/19/2030 1,220,000 1,248,972
MSD Investment Corp. ,
6.25%, 5/31/2030(a)(d) 1,615,000 1,625,180
6.13%, 2/5/2031(a) 1,119,000 1,110,765
Nasdaq, Inc. ,
5.35%, 6/28/2028 1,231,000 1,270,291
New Mountain Finance Corp. ,
6.88%, 2/1/2029(d) 1,835,000 1,864,314
North Haven Private Income
Fund LLC ,
5.13%, 9/25/2028(a)(d) 1,885,000 1,881,519
Nuveen LLC ,
5.55%, 1/15/2030(a)(d) 1,000,000 1,041,318
TPG Operating Group II LP ,
5.38%, 1/15/2036(d) 6,095,000 6,075,153
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(d)(e) 10,000,000 10,080,876
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(e) 1,250,000 1,159,715
(SOFR + 1.29%), 4.84%,
11/6/2033(a)(e) 10,538,000 10,548,110
144,007,810
Chemicals 0 .9%
Dow Chemical Co. (The) ,
4.80%, 1/15/2031 7,440,000 7,397,840
Eastman Chemical Co. ,
5.00%, 8/1/2029(d) 1,525,000 1,555,849
LYB International Finance III
LLC ,
5.13%, 1/15/2031(d) 1,766,000 1,772,552
Mosaic Co. (The) ,
4.35%, 1/15/2029(d) 2,104,000 2,109,993
PPG Industries, Inc. ,
4.38%, 3/15/2031(d) 5,850,000 5,843,004
Syensqo Finance America
LLC ,
5.85%, 6/4/2034(a)(d) 7,891,000 8,231,804
Westlake Corp. ,
6.38%, 11/15/2055 4,730,000 4,653,480
31,564,522
Commercial Services & Supplies 0 .2%
Element Fleet Management
Corp. ,
5.04%, 3/25/2030(a)(d) 2,175,000 2,222,882
4.64%, 11/24/2030(a) 6,210,000 6,227,316
8,450,198
Construction Materials 0 .1%
Eagle Materials, Inc. ,
5.00%, 3/15/2036 2,617,000 2,563,434
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance 1 .6%
Ally Financial, Inc. ,
(SOFR + 1.78%), 5.55%,
7/31/2033(d)(e) 10,655,000 10,733,000
American Express Co. ,
(SOFR + 1.24%), 4.80%,
10/24/2036(e) 3,840,000 3,791,763
Avolon Holdings Funding Ltd. ,
4.95%, 10/15/2032(a) 11,300,000 11,176,882
Capital One Financial Corp. ,
(SOFR + 1.25%), 4.49%,
9/11/2031(d)(e) 3,390,000 3,385,028
Caterpillar Financial Services
Corp. ,
3.95%, 11/14/2028(d) 8,620,000 8,640,264
Ford Motor Credit Co. LLC ,
5.80%, 3/5/2027(d) 2,690,000 2,723,505
5.11%, 5/3/2029(d) 585,000 585,903
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 3,625,000 3,679,732
Stellantis Financial Services
US Corp. ,
4.95%, 9/15/2028(a)(d) 7,100,000 7,197,559
Synchrony Financial ,
(SOFR + 1.68%), 5.45%,
3/6/2031(d)(e) 1,205,000 1,235,487
Toyota Motor Credit Corp. ,
4.65%, 9/3/2032(d) 5,123,000 5,170,686
58,319,809
Consumer Staples Distribution & Retail 0 .2%
Alimentation Couche-Tard,
Inc. ,
4.15%, 9/29/2028(a) 7,725,000 7,733,176
Containers & Packaging 0 .6%
Amcor Flexibles North
America, Inc. ,
4.80%, 3/17/2028 5,645,000 5,722,568
Amcor Group Finance plc ,
5.45%, 5/23/2029(d) 3,615,000 3,736,971
Sealed Air Corp. ,
1.57%, 10/15/2026(a)(d) 4,545,000 4,448,496
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 2,350,000 2,330,022
Sonoco Products Co. ,
4.60%, 9/1/2029(d) 4,680,000 4,717,538
20,955,595
Diversified REITs 0 .3%
Equinix Europe 2 Financing
Corp. LLC ,
4.60%, 11/15/2030 5,920,000 5,937,841
VICI Properties LP ,
4.75%, 4/1/2028 2,675,000 2,703,156
Vornado Realty LP ,
2.15%, 6/1/2026(d) 3,400,000 3,362,523
12,003,520
Diversified Telecommunication Services 0 .3%
AT&T, Inc. ,
4.35%, 3/1/2029(d) 2,955,000 2,970,403

NVIT Loomis Core Bond Fund - December 31, 2025 - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
AT&T, Inc.,
2.55%, 12/1/2033(d) 8,073,000 6,890,065
Sprint Capital Corp. ,
6.88%, 11/15/2028(d) 195,000 209,260
10,069,728
Electric Utilities 2 .7%
AES Panama Generation
Holdings SRL ,
4.38%, 5/31/2030(a) 2,439,259 2,291,745
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a)(d) 9,525,000 9,472,768
American Electric Power Co.,
Inc. ,
Series D, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 1.94%), 6.05%,
3/15/2056(d)(e) 3,309,000 3,251,192
Capital Power US Holdings,
Inc. ,
5.26%, 6/1/2028(a) 2,315,000 2,359,827
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033 4,385,000 4,542,350
Electricite de France SA ,
5.70%, 5/23/2028(a)(d) 779,000 804,949
Enel Finance International NV ,
4.38%, 9/30/2030(a) 10,220,000 10,176,793
Evergy Missouri West, Inc. ,
3.75%, 3/15/2032(a) 3,140,000 2,900,981
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 6,825,000 6,742,532
Florida Power & Light Co. ,
5.60%, 2/15/2066(d) 9,005,000 8,863,762
IPALCO Enterprises, Inc. ,
5.75%, 4/1/2034 2,309,000 2,352,696
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033(d) 3,675,000 3,854,670
NextEra Energy Capital
Holdings, Inc. ,
4.69%, 9/1/2027 4,095,000 4,143,661
1.90%, 6/15/2028(d) 2,320,000 2,210,769
NSTAR Electric Co. ,
4.85%, 3/1/2030 1,175,000 1,199,863
Pacific Gas and Electric Co. ,
5.00%, 6/4/2028(d) 1,840,000 1,871,542
6.15%, 3/1/2055(d) 5,225,000 5,168,952
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030(d) 472,000 468,909
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028 3,450,000 3,482,200
RWE Finance US LLC ,
5.88%, 9/18/2055(a) 5,802,000 5,673,099
Southern California Edison
Co. ,
5.85%, 11/1/2027 2,100,000 2,157,803
Virginia Electric and Power
Co. ,
Series D, 5.60%,
9/15/2055(d) 6,170,000 5,992,570
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 6,000,000 5,957,940
Xcel Energy, Inc. ,
4.75%, 3/21/2028(d) 1,520,000 1,539,702
97,481,275
Electronic Equipment, Instruments & Components 0 .1%
TD SYNNEX Corp. ,
4.30%, 1/17/2029 3,540,000 3,533,575
Energy Equipment & Services 0 .1%
Schlumberger Holdings Corp. ,
3.90%, 5/17/2028(a) 4,389,000 4,379,412
Financial Services 0 .7%
Apollo Global Management,
Inc. ,
5.15%, 8/12/2035 2,275,000 2,279,105
Atlas Warehouse Lending Co.
LP ,
4.95%, 11/15/2030(a) 3,465,000 3,476,515
Block Financial LLC ,
5.38%, 9/15/2032 4,705,000 4,735,332
Global Payments, Inc. ,
4.88%, 11/15/2030(d) 9,107,000 9,117,155
Nationwide Building Society ,
4.35%, 9/30/2030(a)(d) 6,790,000 6,792,546
26,400,653
Food Products 0 .6%
Campbell's Co. (The) ,
4.55%, 3/21/2031 8,125,000 8,084,437
Cargill, Inc. ,
5.38%, 10/23/2055(a)(d) 4,120,000 3,965,091
JBS USA Holding Lux Sarl ,
3.63%, 1/15/2032(d) 641,000 599,830
6.25%, 3/1/2056(a)(d) 8,330,000 8,290,695
20,940,053
Ground Transportation 0 .4%
Ashtead Capital, Inc. ,
4.38%, 8/15/2027(a) 2,500,000 2,497,716
4.00%, 5/1/2028(a) 6,500,000 6,428,895
4.25%, 11/1/2029(a)(d) 1,730,000 1,708,995
Burlington Northern Santa Fe
LLC ,
5.55%, 3/15/2056 2,850,000 2,809,363
13,444,969
Health Care Equipment & Supplies 0 .1%
GE HealthCare Technologies,
Inc. ,
4.15%, 12/15/2028 1,858,000 1,863,121
4.80%, 8/14/2029(d) 1,741,000 1,779,572
3,642,693
Health Care Providers & Services 0 .8%
CVS Health Corp. ,
5.00%, 2/20/2026(d) 8,000,000 8,003,041
1.75%, 8/21/2030(d) 4,080,000 3,623,939
6.20%, 9/15/2055(d) 4,600,000 4,670,568
Elevance Health, Inc. ,
4.00%, 9/15/2028 7,730,000 7,718,311

42 - Statement of Investments - December 31, 2025 - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
HCA, Inc. ,
5.38%, 9/1/2026(d) 690,000 691,490
3.13%, 3/15/2027 1,099,000 1,087,491
5.63%, 9/1/2028(d) 145,000 149,462
UnitedHealth Group, Inc. ,
2.00%, 5/15/2030(d) 3,050,000 2,781,699
28,726,001
Health Care REITs 0 .2%
Healthpeak OP LLC ,
3.25%, 7/15/2026 1,025,000 1,020,014
Omega Healthcare Investors,
Inc. ,
5.20%, 7/1/2030 5,060,000 5,149,476
6,169,490
Hotel & Resort REITs 0 .1%
Host Hotels & Resorts LP ,
4.25%, 12/15/2028(d) 1,415,000 1,416,387
5.70%, 6/15/2032(d) 3,355,000 3,503,078
4,919,465
Hotels, Restaurants & Leisure 0 .3%
Brightstar Lottery plc ,
5.25%, 1/15/2029(a)(d) 4,145,000 4,135,588
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 6,405,000 6,567,015
10,702,603
Household Products 0 .2%
Procter & Gamble Co. (The) ,
4.10%, 11/3/2032(d) 6,167,000 6,130,588
Independent Power and Renewable Electricity Producers
0 .0%
†
Alexander Funding Trust II ,
7.47%, 7/31/2028(a)(d) 1,770,000 1,885,761
Industrial REITs 0 .1%
LXP Industrial Trust ,
6.75%, 11/15/2028 1,878,000 1,992,943
2.38%, 10/1/2031(d) 471,000 411,730
2,404,673
Insurance 4 .2%
American National Global
Funding ,
4.63%, 12/15/2028(a) 3,828,000 3,843,791
5.25%, 6/3/2030(a) 5,725,000 5,817,134
American National Group,
Inc. ,
6.00%, 7/15/2035(d) 3,290,000 3,336,150
Athene Global Funding ,
4.83%, 5/9/2028(a)(d) 5,105,000 5,146,374
5.38%, 1/7/2030(a)(d) 1,130,000 1,155,353
Brighthouse Financial Global
Funding ,
5.65%, 6/10/2029(a)(d) 4,150,000 4,240,698
CNO Global Funding ,
4.38%, 9/8/2028(a) 5,400,000 5,406,658
4.70%, 12/11/2030(a) 3,647,000 3,651,679
F&G Global Funding ,
4.65%, 9/8/2028(a)(d) 2,385,000 2,400,145
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Fortitude Global Funding ,
4.63%, 10/6/2028(a)(d) 3,575,000 3,575,705
GA Global Funding Trust ,
5.50%, 4/1/2032(a)(d) 3,658,000 3,738,931
Global Atlantic Fin Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.55%),
7.25%, 3/1/2056(a)(e) 5,125,000 5,149,023
Jackson National Life Global
Funding ,
4.70%, 6/5/2028(a)(d) 6,900,000 6,969,158
4.55%, 9/9/2030(a)(d) 5,015,000 4,995,558
Lincoln Financial Global
Funding ,
4.63%, 5/28/2028(a) 4,860,000 4,906,150
MassMutual Global Funding II ,
4.95%, 1/10/2030(a) 4,628,000 4,737,914
Mutual of Omaha Cos. Global
Funding ,
5.00%, 4/1/2030(a)(d) 1,545,000 1,579,137
New York Life Global Funding ,
4.15%, 7/25/2028(a) 8,595,000 8,641,586
NLG Global Funding ,
5.40%, 1/23/2030(a) 390,000 400,856
4.35%, 9/15/2030(a)(d) 8,335,000 8,225,294
Pacific Life Global Funding II ,
4.85%, 2/10/2030(a) 4,620,000 4,721,889
Pine Street Trust III ,
6.22%, 5/15/2054(a)(d) 2,995,000 3,036,155
Pricoa Global Funding I ,
4.75%, 8/26/2032(a)(d) 5,655,000 5,693,306
Protective Life Corp. ,
4.70%, 1/15/2031(a) 3,414,000 3,424,756
RGA Global Funding ,
4.60%, 11/25/2030(a) 5,539,000 5,536,631
5.00%, 8/25/2032(a)(d) 8,840,000 8,906,963
Sammons Financial Group
Global Funding ,
4.95%, 6/12/2030(a)(d) 7,675,000 7,783,771
SBL Holdings, Inc. ,
5.90%, 9/26/2028(a)(d) 8,015,000 7,972,528
Western-Southern Global
Funding ,
4.50%, 7/16/2028(a) 5,358,000 5,397,986
4.70%, 12/10/2032(a) 8,440,000 8,390,240
Willis North America, Inc. ,
4.55%, 3/15/2031 4,323,000 4,328,377
153,109,896
Interactive Media & Services 0 .1%
Meta Platforms, Inc. ,
5.63%, 11/15/2055 4,150,000 3,983,049
IT Services 0 .5%
CGI, Inc. ,
4.95%, 3/14/2030(a) 7,805,000 7,909,588
Gartner, Inc. ,
5.60%, 11/20/2035(d) 9,075,000 9,050,647

NVIT Loomis Core Bond Fund - December 31, 2025 - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
Kyndryl Holdings, Inc. ,
2.05%, 10/15/2026 1,054,000 1,036,673
17,996,908
Leisure Products 0 .1%
Polaris, Inc. ,
5.60%, 3/1/2031(d) 2,330,000 2,354,331
Life Sciences Tools & Services 0 .1%
Illumina, Inc. ,
4.75%, 12/12/2030 4,705,000 4,749,941
Machinery 0 .6%
CNH Industrial Capital LLC ,
4.75%, 3/21/2028 3,065,000 3,099,864
4.50%, 10/16/2030(d) 5,959,000 5,959,191
Cummins, Inc. ,
5.30%, 5/9/2035 4,420,000 4,583,405
Daimler Truck Finance North
America LLC ,
4.65%, 10/12/2030(a)(d) 5,230,000 5,266,998
5.63%, 1/13/2035(a)(d) 2,475,000 2,562,199
21,471,657
Media 0 .4%
Charter Communications
Operating LLC ,
3.70%, 4/1/2051 3,165,000 1,992,152
Comcast Corp. ,
3.30%, 2/1/2027(d) 2,740,000 2,723,945
2.65%, 2/1/2030(d) 3,905,000 3,685,553
2.94%, 11/1/2056 3,432,000 1,928,354
Paramount Global ,
5.85%, 9/1/2043 3,570,000 2,939,250
13,269,254
Metals & Mining 0 .1%
Glencore Funding LLC ,
5.19%, 4/1/2030(a) 3,050,000 3,134,386
Multi-Utilities 0 .4%
Black Hills Corp. ,
3.05%, 10/15/2029 1,350,000 1,288,375
Dominion Energy, Inc. ,
4.60%, 5/15/2028 5,135,000 5,194,930
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.26%),
6.00%, 2/15/2056(d)(e) 2,501,000 2,512,537
DTE Energy Co. ,
4.95%, 7/1/2027 2,513,000 2,546,095
NiSource, Inc. ,
5.25%, 3/30/2028(d) 485,000 497,232
Southern Co. Gas Capital
Corp. ,
3.25%, 6/15/2026 1,250,000 1,245,553
Series 20-A, 1.75%,
1/15/2031(d) 3,120,000 2,760,414
16,045,136
Oil, Gas & Consumable Fuels 1 .8%
Aker BP ASA ,
6.00%, 6/13/2033(a) 1,000,000 1,046,455
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
APA Corp. ,
6.75%, 2/15/2055(d) 2,770,000 2,758,799
Boardwalk Pipelines LP ,
5.95%, 6/1/2026(d) 1,237,000 1,240,781
5.38%, 2/15/2036(d) 4,235,000 4,256,018
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 795,000 796,671
Chevron USA, Inc. ,
4.69%, 4/15/2030 4,990,000 5,104,983
DT Midstream, Inc. ,
4.13%, 6/15/2029(a) 675,000 666,101
Energy Transfer LP ,
4.75%, 1/15/2026(d) 3,500,000 3,500,612
Enterprise Products Operating
LLC ,
Series E, (CME Term SOFR
3 Month + 3.29%), 5.25%,
8/16/2077(d)(e) 2,500,000 2,495,721
MPLX LP ,
1.75%, 3/1/2026(d) 3,343,000 3,329,816
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a)(d) 5,400,000 4,967,782
Occidental Petroleum Corp. ,
6.45%, 9/15/2036 2,165,000 2,307,296
ONEOK, Inc. ,
3.25%, 6/1/2030(d) 2,270,000 2,160,667
5.80%, 11/1/2030(d) 1,209,000 1,274,420
6.25%, 10/15/2055(d) 5,081,000 5,091,725
Phillips 66 ,
1.30%, 2/15/2026(d) 624,000 621,630
Plains All American Pipeline
LP ,
5.60%, 1/15/2036 2,960,000 2,994,235
Raizen Fuels Finance SA ,
6.25%, 7/8/2032(a)(d) 5,310,000 4,460,400
Santos Finance Ltd. ,
5.75%, 11/13/2035(a) 2,432,000 2,418,489
South Bow USA Infrastructure
Holdings LLC ,
5.03%, 10/1/2029(d) 1,876,000 1,902,978
Targa Resources Corp. ,
6.13%, 5/15/2055(d) 3,685,000 3,661,855
Targa Resources Partners LP ,
5.00%, 1/15/2028 1,500,000 1,500,373
4.88%, 2/1/2031 1,266,000 1,273,740
Valero Energy Partners LP ,
4.50%, 3/15/2028(d) 320,000 322,176
Var Energi ASA ,
5.00%, 5/18/2027(a) 3,815,623 3,846,373
7.50%, 1/15/2028(a) 1,000,000 1,058,971
65,059,067
Other Specialized Funds 0 .0%
†
Prologis Targeted US Logistics
Fund LP ,
4.25%, 1/15/2031(a)(d) 2,080,000 2,064,630
Passenger Airlines 0 .3%
Air Canada ,
3.88%, 8/15/2026(a)(d) 2,510,000 2,498,037
Southwest Airlines Co. ,
4.38%, 11/15/2028(d) 4,035,000 4,043,443

44 - Statement of Investments - December 31, 2025 - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Passenger Airlines
United Airlines, Inc. ,
4.38%, 4/15/2026(a)(d) 817,000 815,980
4.63%, 4/15/2029(a)(d) 3,032,000 3,018,849
10,376,309
Pharmaceuticals 0 .4%
Bayer US Finance LLC ,
6.25%, 1/21/2029(a) 1,335,000 1,403,353
Merck & Co., Inc. ,
4.95%, 9/15/2035(d) 3,202,000 3,251,775
5.55%, 12/4/2055 5,420,000 5,347,574
Sanofi SA ,
4.20%, 11/3/2032(d) 5,074,000 5,066,255
15,068,957
Residential REITs 0 .2%
Essential Properties LP ,
5.40%, 12/1/2035 2,875,000 2,880,290
Mid-America Apartments LP ,
4.65%, 1/15/2033(d) 5,482,000 5,474,702
8,354,992
Retail REITs 0 .1%
Kite Realty Group LP ,
4.00%, 10/1/2026 1,256,000 1,253,894
Kite Realty Group Trust ,
4.75%, 9/15/2030(d) 2,124,000 2,147,453
3,401,347
Semiconductors & Semiconductor Equipment 0 .4%
Analog Devices, Inc. ,
4.25%, 6/15/2028 6,925,000 6,982,099
Intel Corp. ,
5.20%, 2/10/2033(d) 588,000 599,104
Microchip Technology, Inc. ,
5.05%, 2/15/2030(d) 2,025,000 2,066,288
NXP BV ,
4.30%, 8/19/2028 3,580,000 3,593,284
13,240,775
Software 0 .5%
Microsoft Corp. ,
3.45%, 8/8/2036(d) 5,000,000 4,566,072
Oracle Corp. ,
2.95%, 4/1/2030(d) 1,000,000 923,169
5.95%, 9/26/2055(d) 12,155,000 10,769,503
Roper Technologies, Inc. ,
4.25%, 9/15/2028 1,880,000 1,886,666
VMware LLC ,
2.20%, 8/15/2031 2,540,000 2,256,929
20,402,339
Specialized REITs 0 .6%
Crown Castle, Inc. ,
4.45%, 2/15/2026 430,000 429,921
3.70%, 6/15/2026 3,870,000 3,861,243
CubeSmart LP ,
3.13%, 9/1/2026 3,125,000 3,104,385
EPR Properties ,
4.75%, 12/15/2026 3,408,000 3,417,847
4.50%, 6/1/2027 385,000 385,588
4.95%, 4/15/2028(d) 340,000 342,474
3.75%, 8/15/2029(d) 140,000 135,628
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
EPR Properties,
4.75%, 11/15/2030(d) 6,815,000 6,761,907
Extra Space Storage LP ,
5.70%, 4/1/2028(d) 1,213,000 1,253,228
2.35%, 3/15/2032(d) 1,535,000 1,343,675
21,035,896
Specialty Retail 0 .5%
AutoNation, Inc. ,
4.45%, 1/15/2029 7,745,000 7,766,312
Home Depot, Inc. (The) ,
2.88%, 4/15/2027(d) 3,200,000 3,165,894
Lowe's Cos., Inc. ,
4.85%, 10/15/2035(d) 7,870,000 7,805,799
18,738,005
Technology Hardware, Storage & Peripherals 0 .3%
Dell International LLC ,
6.02%, 6/15/2026 134,000 134,586
4.75%, 10/6/2032(d) 6,040,000 6,032,063
Hewlett Packard Enterprise
Co. ,
4.40%, 10/15/2030(d) 6,640,000 6,619,687
12,786,336
Textiles, Apparel & Luxury Goods 0 .1%
PVH Corp. ,
5.50%, 6/13/2030 4,966,000 5,047,593
Tobacco 0 .4%
BAT Capital Corp. ,
2.26%, 3/25/2028(d) 4,275,000 4,113,703
BAT International Finance plc ,
1.67%, 3/25/2026(d) 3,036,000 3,019,237
Imperial Brands Finance plc ,
4.50%, 6/30/2028(a)(d) 5,970,000 6,018,071
Philip Morris International,
Inc. ,
5.63%, 11/17/2029(d) 1,816,000 1,909,121
15,060,132
Trading Companies & Distributors 0 .1%
Aviation Capital Group LLC ,
5.13%, 4/10/2030(a) 3,765,000 3,822,752
Wireless Telecommunication Services 0 .2%
SoftBank Corp. ,
4.70%, 7/9/2030(a)(d) 3,376,000 3,386,629
T-Mobile USA, Inc. ,
2.40%, 3/15/2029(d) 2,561,000 2,425,702
2.88%, 2/15/2031(d) 550,000 510,494
3.30%, 2/15/2051 2,660,000 1,778,146
8,100,971
Total Corporate Bonds
(cost $1,267,355,991)
1,266,536,008

NVIT Loomis Core Bond Fund - December 31, 2025 - Statement of Investments - 45
Foreign Government Security 0 .1%
Principal
Amount ($) Value ($)
MEXICO 0 .1%
United Mexican States ,
5.38%, 3/22/2033 4,670,000 4,627,970
Total Foreign Government Security
(cost $4,653,428)
4,627,970
Mortgage-Backed Securities 23 .6%
FHLMC Gold Pool
Pool# C03795
3.50%, 4/1/2042 333,171 319,066
Pool# Q08997
3.50%, 6/1/2042 182,685 175,742
Pool# Q19480
4.00%, 6/1/2043 670,852 652,292
Pool# V80509
4.00%, 10/1/2043 86,962 85,059
Pool# Q29697
3.50%, 11/1/2044 228,125 217,282
Pool# G07961
3.50%, 3/1/2045 192,547 183,236
Pool# V82196
4.50%, 1/1/2046 81,456 81,402
Pool# G61281
3.50%, 1/1/2048 542,099 510,146
FHLMC UMBS Pool
Pool# SB0492
2.00%, 10/1/2035 6,441,150 5,980,586
Pool# SB0861
2.50%, 2/1/2037 4,350,913 4,125,952
Pool# SB8260
5.00%, 10/1/2038 3,075,956 3,115,887
Pool# SD8018
4.00%, 10/1/2049 1,398,860 1,347,284
Pool# QA7325
3.00%, 2/1/2050 896,129 804,188
Pool# QA6750
3.00%, 2/1/2050 86,149 77,409
Pool# QA8311
3.00%, 3/1/2050 775,936 700,880
Pool# RA2650
3.00%, 5/1/2050 769,542 692,482
Pool# SD8084
3.00%, 8/1/2050 6,467,496 5,776,041
Pool# SD7535
2.50%, 2/1/2051 18,096,493 15,671,978
Pool# QB9401
2.00%, 3/1/2051 1,707,590 1,403,510
Pool# QC2992
2.50%, 6/1/2051 16,370,621 13,945,165
Pool# SD1372
2.50%, 9/1/2051 17,592,623 14,985,885
Pool# RA5910
3.50%, 9/1/2051 6,032,016 5,614,105
Pool# SD8178
2.50%, 11/1/2051 5,883,297 5,010,219
Pool# SD8181
1.50%, 12/1/2051 6,524,447 5,038,011
Pool# RA6433
2.50%, 12/1/2051 8,604,204 7,278,088
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8199
2.00%, 3/1/2052 52,617,814 42,666,678
Pool# SD3771
2.50%, 3/1/2052 11,838,637 10,140,958
Pool# SD8200
2.50%, 3/1/2052 11,596,882 9,863,181
Pool# SD1607
2.50%, 3/1/2052 9,081,570 7,873,008
Pool# QE0799
2.50%, 4/1/2052 7,850,406 6,654,049
Pool# SD1011
2.50%, 4/1/2052 6,915,271 5,868,521
Pool# SD8213
3.00%, 5/1/2052 3,993,837 3,544,895
Pool# SD5351
3.00%, 6/1/2052 10,448,761 9,467,343
Pool# SD1042
3.00%, 6/1/2052 3,682,354 3,327,824
Pool# SD5726
3.00%, 7/1/2052 7,575,508 6,780,139
Pool# SD1440
3.50%, 7/1/2052 5,176,425 4,812,857
Pool# SD2254
3.50%, 7/1/2052 1,430,461 1,331,085
Pool# QE6924
4.00%, 8/1/2052 6,748,095 6,428,912
Pool# SD8244
4.00%, 9/1/2052 2,162,621 2,063,905
Pool# SD1716
5.00%, 9/1/2052 6,936,292 7,027,215
Pool# SD1686
5.50%, 9/1/2052 6,784,134 6,980,613
Pool# SD8255
3.50%, 10/1/2052 3,518,321 3,260,664
Pool# SD1853
5.50%, 11/1/2052 3,041,107 3,154,726
Pool# SD8288
5.00%, 1/1/2053 25,322,951 25,358,006
Pool# SD8302
6.50%, 2/1/2053 1,269,563 1,321,093
Pool# SD8309
6.00%, 3/1/2053 1,182,335 1,217,786
Pool# SD2921
4.50%, 5/1/2053 13,035,217 12,875,377
Pool# SD8338
4.00%, 6/1/2053 4,222,362 4,010,130
Pool# SD4084
5.50%, 10/1/2053 7,199,965 7,390,132
Pool# SD6706
4.50%, 1/1/2054 17,490,830 17,120,248
Pool# RJ1975
6.00%, 7/1/2054 2,550,759 2,636,464
Pool# RJ2655
5.00%, 10/1/2054 6,414,063 6,442,070
Pool# SD6767
6.00%, 10/1/2054 14,375,452 14,813,631
Pool# SL0046
6.00%, 1/1/2055 7,916,123 8,209,134
Pool# SL1788
5.50%, 6/1/2055 7,766,221 7,969,591
Pool# RQ0055
5.00%, 10/1/2055 8,891,185 8,869,342

46 - Statement of Investments - December 31, 2025 - NVIT Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 464969
6.34%, 4/1/2028 2,168,083 2,162,437
Pool# 468516
5.17%, 6/1/2028 739,056 748,197
Pool# 468127
5.70%, 5/1/2041 1,010,381 1,058,247
FNMA UMBS Pool
Pool# FM6329
2.00%, 3/1/2036 6,475,939 6,001,927
Pool# CA9439
2.50%, 3/1/2036 12,955,121 12,343,383
Pool# CB3424
3.00%, 5/1/2037 5,705,592 5,538,598
Pool# FS4267
4.50%, 3/1/2038 1,855,105 1,870,766
Pool# AH9471
4.50%, 4/1/2041 181,089 182,655
Pool# AH4038
4.50%, 4/1/2041 140,684 141,569
Pool# AI3506
4.50%, 6/1/2041 6,986 7,032
Pool# FS3014
5.00%, 10/1/2042 10,282,963 10,511,469
Pool# AL2866
3.50%, 11/1/2042 4,056,816 3,878,079
Pool# AQ9328
3.50%, 1/1/2043 68,630 65,522
Pool# AB9046
3.50%, 4/1/2043 410,483 391,465
Pool# AT2021
3.50%, 4/1/2043 279,697 267,200
Pool# AR9398
3.50%, 6/1/2043 645,633 610,994
Pool# AB9864
3.50%, 7/1/2043 144,673 137,940
Pool# AS0212
3.50%, 8/1/2043 619,055 589,858
Pool# AS0210
3.50%, 8/1/2043 385,618 367,631
Pool# AU3742
3.50%, 8/1/2043 216,529 206,497
Pool# AU6857
4.00%, 9/1/2043 227,001 221,520
Pool# AU4386
4.00%, 10/1/2043 64,846 63,365
Pool# AS1559
4.00%, 1/1/2044 397,752 388,547
Pool# AW2478
4.50%, 6/1/2044 79,641 79,443
Pool# AL6432
4.00%, 1/1/2045 425,563 412,425
Pool# AS5175
3.50%, 6/1/2045 386,131 366,793
Pool# AS6464
3.50%, 1/1/2046 358,531 339,720
Pool# BC0180
4.00%, 1/1/2046 1,903,654 1,841,335
Pool# AS7908
3.00%, 9/1/2046 4,149,574 3,767,758
Pool# AS8483
3.00%, 12/1/2046 1,798,128 1,625,354
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA2863
3.00%, 1/1/2047 2,835,775 2,560,856
Pool# AS8784
3.00%, 2/1/2047 1,841,256 1,663,313
Pool# BE7557
3.50%, 2/1/2047 3,218,089 3,043,291
Pool# BM2003
4.00%, 10/1/2047 2,677,978 2,589,183
Pool# BJ3716
3.50%, 12/1/2047 1,699,764 1,598,328
Pool# MA3210
3.50%, 12/1/2047 689,816 646,003
Pool# BM3355
3.50%, 2/1/2048 1,100,848 1,036,581
Pool# MA3305
3.50%, 3/1/2048 3,458,113 3,246,635
Pool# CA2208
4.50%, 8/1/2048 739,865 730,898
Pool# CA2469
4.00%, 10/1/2048 694,489 670,487
Pool# MA3745
3.50%, 8/1/2049 3,756,032 3,510,545
Pool# BO8947
3.00%, 1/1/2050 518,812 466,806
Pool# FM4334
3.00%, 4/1/2050 1,129,592 1,016,443
Pool# FS2253
3.50%, 4/1/2050 5,809,846 5,430,812
Pool# CA5689
3.00%, 5/1/2050 1,625,220 1,467,264
Pool# BP9581
2.50%, 8/1/2050 1,058,007 912,595
Pool# FM5316
2.00%, 12/1/2050 1,336,256 1,091,135
Pool# BR4515
2.00%, 2/1/2051 1,969,547 1,615,674
Pool# BR4029
2.00%, 2/1/2051 1,711,005 1,409,261
Pool# BR4051
2.00%, 2/1/2051 1,381,820 1,137,117
Pool# BR2667
2.00%, 2/1/2051 1,189,425 977,956
Pool# FM7151
2.00%, 5/1/2051 746,584 611,418
Pool# FM7189
2.50%, 5/1/2051 2,176,615 1,877,342
Pool# FS3080
3.00%, 5/1/2051 7,440,949 6,726,646
Pool# FM7398
2.50%, 6/1/2051 11,927,923 10,373,810
Pool# FM7738
2.50%, 6/1/2051 1,686,890 1,445,398
Pool# FM8178
2.50%, 7/1/2051 1,247,796 1,062,815
Pool# CB1038
2.50%, 7/1/2051 1,036,081 886,662
Pool# FS2041
2.00%, 8/1/2051 7,220,773 5,868,732
Pool# FS3391
2.50%, 8/1/2051 4,748,950 4,112,649
Pool# FP0012
3.00%, 8/1/2051 3,169,735 2,861,714

NVIT Loomis Core Bond Fund - December 31, 2025 - Statement of Investments - 47
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM9563
3.00%, 10/1/2051 10,949,067 9,821,385
Pool# FS5928
2.50%, 1/1/2052 9,611,154 8,199,672
Pool# CB2665
3.00%, 1/1/2052 13,169,435 11,662,028
Pool# BU8883
3.00%, 3/1/2052 16,186,385 14,335,578
Pool# FS5448
3.00%, 3/1/2052 10,548,677 9,521,180
Pool# FS2122
3.00%, 3/1/2052 4,552,927 4,041,673
Pool# MA4577
2.00%, 4/1/2052 16,443,182 13,330,900
Pool# FS1380
3.50%, 4/1/2052 6,261,278 5,858,069
Pool# MA4600
3.50%, 5/1/2052 3,484,049 3,228,902
Pool# FS1855
4.00%, 5/1/2052 6,030,721 5,779,444
Pool# FS1804
4.00%, 5/1/2052 5,851,829 5,608,015
Pool# FS6731
3.00%, 6/1/2052 10,661,774 9,650,688
Pool# FS2074
3.00%, 6/1/2052 4,209,506 3,799,496
Pool# FS2513
4.00%, 7/1/2052 5,620,964 5,364,399
Pool# FS2323
4.00%, 7/1/2052 4,869,617 4,667,545
Pool# FS2293
4.50%, 7/1/2052 13,917,688 13,726,293
Pool# FS2257
4.50%, 7/1/2052 2,591,286 2,558,035
Pool# BV8011
3.00%, 8/1/2052 8,023,063 7,107,343
Pool# MA4733
4.50%, 9/1/2052 15,559,956 15,252,073
Pool# FS2790
5.00%, 9/1/2052 9,762,003 9,843,821
Pool# MA4782
3.50%, 10/1/2052 12,452,452 11,540,523
Pool# MA4805
4.50%, 11/1/2052 4,815,329 4,718,560
Pool# MA4839
4.00%, 12/1/2052 4,245,175 4,031,687
Pool# MA4980
6.00%, 4/1/2053 2,634,310 2,717,311
Pool# FS4736
6.50%, 5/1/2053 4,632,097 4,829,059
Pool# DA1019
6.50%, 9/1/2053 380,580 396,674
Pool# FS7835
5.50%, 10/1/2053 8,482,385 8,622,086
Pool# MA5248
6.50%, 1/1/2054 3,869,425 4,019,607
Pool# MA5273
6.50%, 2/1/2054 2,496,301 2,593,107
Pool# CB8628
6.00%, 6/1/2054 3,646,014 3,786,891
Pool# FS8585
5.50%, 7/1/2054 15,266,447 15,666,197
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS9717
6.00%, 7/1/2054 5,227,916 5,392,988
Pool# CB8858
6.00%, 7/1/2054 3,165,404 3,269,933
Pool# FS8795
6.00%, 8/1/2054 16,107,569 16,539,184
Pool# FS9406
6.00%, 8/1/2054 4,031,557 4,150,007
Pool# FS9008
5.50%, 9/1/2054 6,234,754 6,376,623
Pool# FS9980
6.00%, 9/1/2054 11,858,099 12,220,573
Pool# FS9012
6.00%, 9/1/2054 836,027 867,676
Pool# CB9361
5.00%, 10/1/2054 12,717,912 12,772,184
Pool# MA5499
6.50%, 10/1/2054 6,747,024 7,012,776
Pool# FA0470
6.00%, 1/1/2055 10,376,854 10,775,409
Pool# DF3697
5.50%, 11/1/2055 3,546,698 3,600,759
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 345,245 326,573
Pool# MA0783
3.50%, 2/20/2043 430,977 404,497
Pool# MA2892
3.50%, 6/20/2045 21,281 19,836
Pool# MA3663
3.50%, 5/20/2046 248,124 231,164
Pool# MA3803
3.50%, 7/20/2046 117,332 108,550
Pool# MA4262
3.50%, 2/20/2047 10,003 9,305
Pool# MA4510
3.50%, 6/20/2047 378,129 352,565
Pool# MA4586
3.50%, 7/20/2047 256,999 238,711
Pool# MA4837
3.50%, 11/20/2047 443,879 413,325
Pool# MA4962
3.50%, 1/20/2048 260,805 241,963
Pool# MA6542
3.50%, 3/20/2050 282,586 260,648
Pool# BT6867
3.00%, 5/20/2050 2,809,269 2,528,825
Pool# MA6994
2.00%, 11/20/2050 8,522,143 7,060,729
Pool# MA7590
3.00%, 9/20/2051 8,924,069 8,028,974
Pool# MA7705
2.50%, 11/20/2051 12,589,477 10,865,098
Pool# MA8099
3.50%, 6/20/2052 6,181,374 5,683,954
Pool# MA8349
5.50%, 10/20/2052 6,855,376 6,987,247
Pool# MA8429
5.50%, 11/20/2052 2,865,761 2,920,325
Pool# MA8430
6.00%, 11/20/2052 2,755,747 2,830,967

48 - Statement of Investments - December 31, 2025 - NVIT Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA8571
6.00%, 1/20/2053 1,212,410 1,245,044
Pool# MA8726
5.50%, 3/20/2053 9,828,053 9,991,110
Pool# MA8727
6.00%, 3/20/2053 2,123,293 2,178,711
Pool# MA8950
6.50%, 6/20/2053 1,990,918 2,065,897
Pool# MA9608
7.00%, 4/20/2054 1,697,699 1,758,670
Pool# MA9852
6.00%, 8/20/2054 3,966,010 4,048,042
Total Mortgage-Backed Securities
(cost $883,210,495)
862,164,650
Municipal Bonds 0 .4%
California 0 .1%
State of California,
GO, 7.55%, 4/1/2039 3,000,000 3,640,732
District of Columbia 0 .2%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 6,000,000 7,131,752
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue, RB, Series
D, 8.00%, 10/1/2047 2,000,000 2,474,899
9,606,651
Michigan 0 .1%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 3,285,000 2,752,130
Total Municipal Bonds
(cost $17,423,971)
15,999,513
U.S. Treasury Obligations 24 .9%
U.S. Treasury Bonds
1.75%, 8/15/2041 12,661,900 8,543,320
2.00%, 11/15/2041 18,000,000 12,562,734
2.38%, 2/15/2042 55,000,000 40,485,156
3.25%, 5/15/2042 11,500,000 9,590,820
3.13%, 2/15/2043 23,000,000 18,602,148
3.88%, 2/15/2043 6,200,000 5,577,578
3.88%, 5/15/2043 18,000,000 16,147,266
4.63%, 5/15/2044 58,097,000 57,039,453
3.00%, 11/15/2044 30,860,000 23,865,871
4.63%, 11/15/2044 54,195,000 53,106,866
4.75%, 2/15/2045 16,215,000 16,132,658
4.88%, 8/15/2045 33,223,000 33,544,848
2.25%, 8/15/2046 7,000,000 4,606,602
1.25%, 5/15/2050 75,000,000 35,900,391
2.25%, 2/15/2052 54,800,000 33,248,188
2.88%, 5/15/2052 6,375,000 4,454,531
4.50%, 11/15/2054 70,491,100 66,487,426
4.63%, 2/15/2055 13,355,000 12,864,100
4.75%, 5/15/2055 15,775,000 15,501,402
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
4.63%, 11/15/2055 22,957,000 22,117,635
U.S. Treasury Notes
3.50%, 10/31/2027 18,306,000 18,310,290
3.63%, 10/31/2030 111,485,000 111,014,673
3.50%, 11/30/2030 22,079,000 21,856,485
4.13%, 10/31/2031 20,308,000 20,620,553
4.13%, 11/30/2031 14,817,000 15,039,834
4.25%, 5/15/2035 10,380,000 10,465,959
4.25%, 8/15/2035 136,934,700 137,918,918
4.00%, 11/15/2035 (d) 84,761,000 83,542,561
Total U.S. Treasury Obligations
(cost $948,857,760)
909,148,266
Repurchase Agreements 4 .1%
BofA Securities, Inc.
3.85%, dated 12/31/2025,
due 1/2/2026, repurchase
price $7,001,497,
collateralized by U.S.
Government Agency
Securities, ranging from
1.34% - 5.25%, maturing
10/20/2034 - 2/20/2073;
total market value
$7,140,000. (f)(g) 7,000,000 7,000,000
Cantor Fitzgerald & Co.
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $9,466,056,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $9,653,318. (f)(g) 9,464,037 9,464,037
Cantor Fitzgerald & Co.
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $40,008,533,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $40,800,003. (f)(g) 40,000,000 40,000,000
CF Secured, LLC
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $23,004,907,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.13%
- 7.50%, maturing
3/31/2026 - 4/20/2071;
total market value
$23,465,005. (f)(g) 23,000,000 23,000,000

NVIT Loomis Core Bond Fund - December 31, 2025 - Statement of Investments - 49
Repurchase Agreements
Principal
Amount ($) Value ($)
Citi Global Market, Inc.
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $8,001,693,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
2/15/2028 - 10/31/2029;
total market value
$8,160,002. (f)(g) 8,000,000 8,000,000
MetLife, Inc.
3.83%, dated 12/31/2025,
due 1/2/2026, repurchase
price $46,009,788,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048;
total market value
$46,943,774. (f)(g) 46,000,000 46,000,000
Pershing LLC
3.72%, dated 12/31/2025,
due 1/2/2026, repurchase
price $14,002,893,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
2/15/2026 - 12/20/2075;
total market value
$14,280,000. (f)(g) 14,000,000 14,000,000
Total Repurchase Agreements
(cost $147,464,037)
147,464,037
Total Investments
(cost $3,782,891,947) — 101.9%
3,719,938,405
Liabilities in excess of other
assets — (1.9)% (70,263,525)
NET ASSETS — 100.0%
$ 3,649,674,880
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2025
was $799,447,489 which represents 21.90% of net assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2025.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of December 31, 2025.
(d) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $358,284,952, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $147,464,037 and by
$223,197,779 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 5.38%, and maturity dates ranging from 1/2/2026 -
11/15/2055, a total value of $370,661,816.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2025.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$147,464,037.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
The accompanying notes are an integral part of these financial statements.

50 - Statement of Investments - December 31, 2025 - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities 23 .3%
Principal
Amount ($) Value ($)
Airlines 0 .3%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 874,947 839,951
PK Alift Loan Funding 7 LP,
Series 2025-2, Class A,
4.75%, 3/15/2043(a) 405,366 406,130
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 1,020,175 1,046,038
Series 2019-2, Class B,
3.50%, 5/1/2028 65,487 63,940
Volofin Finance Designated
Activity Co., Series 2024-
1A, Class A, 5.94%,
6/15/2037(a) 944,513 962,484
3,318,543
Automobiles 16 .2%
Ally Auto Receivables Trust,
Series 2025-1, Class A3,
3.96%, 3/15/2030 1,335,000 1,339,098
American Credit Acceptance
Receivables Trust
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 1,148,622 1,153,608
Series 2025-2, Class C,
5.11%, 3/12/2031(a) 1,030,000 1,040,201
AmeriCredit Automobile
Receivables Trust
Series 2024-1, Class A3,
5.43%, 1/18/2029 3,118,376 3,141,958
Series 2023-2, Class B,
5.84%, 7/18/2029 5,365,000 5,460,670
ARI Fleet Lease Trust, Series
2024-A, Class A2, 5.30%,
11/15/2032(a) 290,814 292,574
AutoNation Finance Trust,
Series 2025-1A, Class A2,
4.72%, 4/10/2028(a) 1,086,603 1,088,973
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 3,920,000 3,966,940
Series 2025-1A, Class A,
4.80%, 8/20/2029(a) 295,000 299,619
BMW Vehicle Lease Trust
Series 2025-1, Class A3,
4.43%, 6/26/2028 1,115,000 1,124,636
Series 2025-2, Class A3,
3.97%, 9/25/2028 3,945,000 3,955,553
BMW Vehicle Owner Trust,
Series 2023-A, Class A3,
5.47%, 2/25/2028 511,438 514,523
BofA Auto Trust, Series
2025-1A, Class A3, 4.35%,
11/20/2029(a) 1,000,000 1,006,626
Bridgecrest Lending Auto
Securitization Trust
Series 2024-3, Class B,
5.37%, 10/16/2028 635,000 638,146
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-2, Class A3,
4.78%, 12/15/2028 1,365,000 1,371,515
Series 2025-3, Class A3,
4.66%, 1/15/2029 905,000 908,846
Capital One Prime Auto
Receivables Trust
Series 2024-1, Class A2A,
4.61%, 10/15/2027 198,645 198,906
Series 2023-2, Class A3,
5.82%, 6/15/2028 2,247,406 2,273,349
CarMax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 2,459,622 2,471,277
Series 2025-2, Class A2A,
4.59%, 7/17/2028 1,480,561 1,484,937
Series 2024-4, Class A3,
4.60%, 10/15/2029 925,000 934,754
CarMax Select Receivables
Trust, Series 2025-A, Class
A3, 4.77%, 9/17/2029 2,975,000 3,000,272
Carvana Auto Receivables
Trust
Series 2024-P2, Class A3,
5.33%, 7/10/2029 1,427,546 1,438,253
Series 2024-P4, Class A3,
4.64%, 1/10/2030 950,000 955,760
Series 2025-P2, Class A3,
4.55%, 8/12/2030 1,710,000 1,724,636
Series 2025-P3, Class A3,
4.04%, 11/11/2030 1,370,000 1,373,423
Chase Auto Owner Trust
Series 2024-3A, Class A3,
5.22%, 7/25/2029(a) 3,195,000 3,232,388
Series 2024-5A, Class A3,
4.18%, 8/27/2029(a) 1,760,000 1,765,761
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 1,814,864 1,823,337
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 516,568 522,699
Citizens Auto Receivables
Trust
Series 2024-1, Class A3,
5.11%, 4/17/2028(a) 822,734 827,253
Series 2024-2, Class A3,
5.33%, 8/15/2028(a) 1,866,845 1,879,743
Credit Acceptance Auto Loan
Trust
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 6,600,000 6,651,628
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 555,000 572,715
Series 2025-1A, Class A,
5.02%, 3/15/2035(a) 630,000 637,220
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 1,670,000 1,676,748
Enterprise Fleet Financing
LLC
Series 2025-1, Class A2,
4.65%, 10/20/2027(a) 661,935 664,723

NVIT Loomis Short Term Bond Fund - December 31, 2025 - Statement of Investments - 51
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-3, Class A2,
4.50%, 4/20/2028(a) 1,255,000 1,261,356
Series 2024-2, Class A3,
5.61%, 4/20/2028(a) 1,665,000 1,693,286
Series 2024-1, Class A2,
5.23%, 3/20/2030(a) 1,012,685 1,020,250
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 890,672 895,624
Exeter Automobile
Receivables Trust
Series 2025-2A, Class A3,
4.74%, 1/16/2029 2,475,000 2,482,013
Series 2025-4A, Class A3,
4.39%, 9/17/2029 360,000 361,563
Series 2024-4A, Class C,
5.48%, 8/15/2030 555,000 561,191
Exeter Select Automobile
Receivables Trust, Series
2025-1, Class A2, 4.83%,
10/16/2028 394,039 395,281
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 2,221,582 2,240,002
First Investors Auto Owner
Trust, Series 2025-
1A, Class C, 4.75%,
12/15/2031(a) 1,345,000 1,347,713
Flagship Credit Auto Trust,
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 5,315,000 5,308,401
Ford Credit Auto Lease Trust,
Series 2025-A, Class A3,
4.72%, 6/15/2028 1,735,000 1,749,594
Ford Credit Auto Owner Trust,
Series 2023-B, Class A3,
5.23%, 5/15/2028 1,397,192 1,406,224
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 1,537,737 1,545,126
GLS Auto Receivables Issuer
Trust
Series 2023-3A, Class B,
5.89%, 1/18/2028(a) 577,222 577,925
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 1,635,000 1,645,032
Series 2025-2A, Class C,
5.11%, 1/15/2031(a) 610,000 616,623
GLS Auto Select Receivables
Issuer Trust, Series 2025-
4A, Class A2, 4.17%,
2/18/2031(a) 1,140,000 1,143,217
GLS Auto Select Receivables
Trust
Series 2023-2A, Class A2,
6.37%, 6/15/2028(a) 380,841 382,586
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 1,461,742 1,477,217
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 772,972 775,724
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 1,403,834 1,414,224
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 420,443 425,294
Series 2025-3A, Class A2,
4.46%, 10/15/2030(a) 820,112 825,224
GM Financial Automobile
Leasing Trust
Series 2024-3, Class A3,
4.21%, 10/20/2027 1,550,000 1,552,378
Series 2025-1, Class A3,
4.66%, 2/21/2028 2,315,000 2,333,959
GM Financial Consumer
Automobile Receivables
Trust
Series 2023-2, Class A3,
4.47%, 2/16/2028 659,157 660,307
Series 2023-4, Class A3,
5.78%, 8/16/2028 1,690,407 1,707,441
Harley-Davidson Motorcycle
Trust
Series 2023-B, Class A3,
5.69%, 8/15/2028 1,136,986 1,146,978
Series 2024-A, Class A3,
5.37%, 3/15/2029 2,907,608 2,935,893
Series 2023-B, Class A4,
5.78%, 4/15/2031 1,460,000 1,492,423
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 2,490,000 2,527,264
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 1,540,000 1,572,212
Hertz Vehicle Financing LLC,
Series 2022-2A, Class A,
2.33%, 6/26/2028(a) 1,565,000 1,528,581
Honda Auto Receivables
Owner Trust
Series 2023-2, Class A3,
4.93%, 11/15/2027 1,140,708 1,145,996
Series 2023-3, Class A3,
5.41%, 2/18/2028 1,931,915 1,945,448
Series 2023-4, Class A3,
5.67%, 6/21/2028 690,975 698,515
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 1,777,931 1,795,282
Hyundai Auto Receivables
Trust
Series 2023-C, Class A3,
5.54%, 10/16/2028 1,058,728 1,069,397
Series 2025-B, Class A3,
4.36%, 12/17/2029 1,430,000 1,443,652
LAD Auto Receivables Trust
Series 2024-1A, Class A3,
5.23%, 1/18/2028(a) 381,631 382,246
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 1,235,971 1,243,163
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 760,000 772,940

52 - Statement of Investments - December 31, 2025 - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 1,060,000 1,064,590
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 1,850,000 1,865,125
M&T Bank Auto Receivables
Trust, Series 2025-
1A, Class A3, 4.73%,
6/17/2030(a) 1,250,000 1,266,954
Merchants Fleet Funding LLC,
Series 2023-1A, Class A,
7.21%, 5/20/2036(a) 1,605,223 1,612,362
NextGear Floorplan Master
Owner Trust
Series 2024-1A, Class A2,
5.12%, 3/15/2029(a) 1,915,000 1,941,185
Series 2025-2A, Class A2,
4.23%, 10/15/2030(a) 1,855,000 1,858,505
Nissan Auto Receivables
Owner Trust, Series 2023-B,
Class A3, 5.93%, 3/15/2028 686,214 691,934
Octane Receivables Trust
Series 2025-1A, Class A2,
4.25%, 2/20/2031(a) 1,730,000 1,731,120
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 1,657,990 1,671,780
PenFed Auto Receivables
Owner Trust, Series
2024-A, Class A3, 4.70%,
6/15/2029(a) 1,515,000 1,521,702
Prestige Auto Receivables
Trust
Series 2025-1A, Class A2,
4.87%, 12/15/2027(a) 1,184,174 1,184,385
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 2,342,361 2,344,736
Santander Drive Auto
Receivables Trust
Series 2023-4, Class B,
5.77%, 12/15/2028 2,575,000 2,599,673
Series 2024-3, Class A3,
5.63%, 1/16/2029 1,611,862 1,618,304
Series 2023-5, Class B,
6.16%, 12/17/2029 3,950,000 4,004,392
Series 2025-4, Class A3,
4.17%, 4/15/2030 1,110,000 1,114,151
Series 2023-3, Class C,
5.77%, 11/15/2030 1,155,000 1,176,432
SBNA Auto Lease Trust
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 286,220 286,712
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 1,270,423 1,277,181
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 747,791 749,555
SBNA Auto Receivables Trust,
Series 2024-A, Class A3,
5.32%, 12/15/2028(a) 281,210 282,180
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 2,298,208 2,313,049
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 1,195,000 1,202,923
Series 2025-1A, Class A3,
4.75%, 7/22/2030(a) 1,150,000 1,162,213
Series 2025-2A, Class A3,
4.44%, 12/20/2030(a) 1,980,000 1,996,774
Stellantis Financial
Underwritten Enhanced
Lease Trust
Series 2025-BA, Class A3,
4.27%, 1/22/2029(a) 3,585,000 3,604,198
Series 2025-CA, Class A3,
4.11%, 4/20/2029(a) 3,315,000 3,319,764
Toyota Auto Receivables
Owner Trust
Series 2023-B, Class A3,
4.71%, 2/15/2028 1,588,544 1,594,545
Series 2023-C, Class A3,
5.16%, 4/17/2028 807,973 812,763
Series 2024-D, Class A3,
4.40%, 6/15/2029 1,250,000 1,258,693
Toyota Lease Owner Trust
Series 2024-B, Class A3,
4.21%, 9/20/2027(a) 3,755,000 3,761,480
Series 2025-B, Class A3,
3.96%, 11/20/2028(a) 2,550,000 2,556,282
USB Auto Owner Trust, Series
2025-1A, Class A3, 4.49%,
6/17/2030(a) 580,000 584,717
Volkswagen Auto Lease Trust,
Series 2023-A, Class A3,
5.81%, 10/20/2026 956,254 957,264
Volkswagen Auto Loan
Enhanced Trust
Series 2024-1, Class A2A,
4.65%, 11/22/2027 1,503,997 1,507,660
Series 2023-1, Class A3,
5.02%, 6/20/2028 1,092,732 1,098,926
VStrong Auto Receivables
Trust, Series 2024-A, Class
B, 5.77%, 7/15/2030(a) 355,000 360,557
Westlake Automobile
Receivables Trust
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 1,665,000 1,672,206
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 2,115,000 2,121,776
Series 2025-1A, Class A3,
4.75%, 8/15/2028(a) 540,000 542,958
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 4,815,000 4,866,148
Series 2025-2A, Class A3,
4.51%, 5/15/2029(a) 455,000 457,356
Series 2025-3A, Class A3,
4.22%, 6/15/2029(a) 1,595,000 1,600,417
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 1,686,266 1,697,023
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 1,392,456 1,409,689

NVIT Loomis Short Term Bond Fund - December 31, 2025 - Statement of Investments - 53
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2024-2A, Class A1,
4.87%, 6/21/2039(a) 1,322,393 1,335,416
World Omni Auto Receivables
Trust
Series 2023-B, Class A3,
4.66%, 5/15/2028 1,161,806 1,164,414
Series 2025-C, Class A2A,
4.19%, 10/16/2028 1,380,000 1,382,638
Series 2023-D, Class A3,
5.79%, 2/15/2029 943,200 954,392
Series 2024-C, Class A3,
4.43%, 12/17/2029 2,230,000 2,243,281
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 1,090,000 1,095,459
205,415,972
Credit Card 1 .7%
Brex Commercial Charge
Card Master Trust, Series
2024-1, Class A1, 6.05%,
7/15/2027(a) 5,625,000 5,641,988
Citibank Credit Card Issuance
Trust, Series 2025-A1,
Class A, 4.30%, 6/21/2030 5,290,000 5,351,427
Mercury Financial Credit
Card Master Trust, Series
2024-2A, Class A, 6.56%,
7/20/2029(a) 1,470,000 1,478,035
Mission Lane Credit Card
Master Trust, Series
2024-B, Class A, 5.88%,
1/15/2030(a) 1,355,000 1,364,394
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.54%, 7/15/2029 1,055,000 1,063,874
World Financial Network
Credit Card Master Trust
Series 2023-A, Class A,
5.02%, 3/15/2030 5,960,000 5,983,053
Series 2024-A, Class A,
5.47%, 2/15/2031 1,290,000 1,315,467
22,198,238
Equipment Loans & Leases 1 .7%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 228,886 230,021
Crockett Partners Equipment
Co. IIA LLC, Series 2024-
1C, Class A, 6.05%,
1/20/2031(a) 2,110,638 2,147,766
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 2,353,015 2,365,421
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 2,631,389 2,642,727
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
GreatAmerica Leasing
Receivables Funding LLC,
Series 2023-1, Class A3,
5.15%, 7/15/2027(a) 4,235,443 4,258,441
HPEFS Equipment Trust,
Series 2025-2A, Class A2,
4.07%, 11/22/2032(a) 2,580,000 2,582,720
Kubota Credit Owner Trust,
Series 2025-2A, Class A2,
4.48%, 4/17/2028(a) 665,000 668,491
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 1,166,031 1,172,909
OWN Equipment Fund I LLC,
Series 2024-2M, Class A,
5.70%, 12/20/2032(a) 1,097,435 1,112,860
Post Road Equipment Finance
LLC, Series 2024-1A, Class
A2, 5.59%, 11/15/2029(a) 235,719 236,737
SCF Equipment Leasing LLC
Series 2024-1A, Class A2,
5.88%, 11/20/2029(a) 312,580 313,994
Series 2025-1A, Class A2,
4.82%, 7/22/2030(a) 458,231 459,767
Series 2025-2A, Class A2,
4.26%, 12/22/2031(a) 2,930,000 2,934,041
21,125,895
Other 3 .4%
ACHV ABS TRUST
Series 2024-1PL, Class A,
5.90%, 4/25/2031(a) 127,392 128,011
Series 2024-2PL, Class A,
5.07%, 10/27/2031(a) 293,562 295,201
Affirm Asset Securitization
Trust
Series 2024-A, Class 1A,
5.61%, 2/15/2029(a) 5,450,000 5,458,487
Series 2024-X2, Class A,
5.22%, 12/17/2029(a) 46,384 46,397
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 372,035 380,262
Series 2025-2CON, Class
A, 4.84%, 9/17/2036(a) 832,515 840,115
Series 2023-B, Class A,
6.92%, 12/17/2036(a) 792,909 831,104
Bluepeak ABS Issuer LLC,
Series 2025-1A, Class A2,
5.86%, 12/20/2055(a) 2,935,000 2,947,134
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 1,340,000 1,359,812
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A2, 5.25%,
10/27/2059(a) 623,667 625,310
Hilton Grand Vacations Trust
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 609,982 624,063

54 - Statement of Investments - December 31, 2025 - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2024-1B, Class A,
5.75%, 9/15/2039(a) 753,448 771,455
Series 2025-3EXT, Class A,
4.56%, 10/25/2044(a) 1,535,000 1,539,081
Invesco CLO Ltd., Series
2021-1A, Class A1, 5.17%,
4/15/2034(a)(b) 1,350,000 1,350,632
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 641,588 654,040
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 2,350,000 1,961,762
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 342,256 343,657
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 1,225,000 1,248,689
Republic Finance Issuance
Trust, Series 2024-A, Class
A, 5.91%, 8/20/2032(a) 960,000 969,723
Shentel Issuer LLC, Series
2025-1A, Class A2, 5.64%,
12/20/2055(a) 2,105,000 2,124,043
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 1,451,682 1,474,245
SoFi Consumer Loan Program
Trust
Series 2025-1, Class A,
4.80%, 2/27/2034(a) 844,149 847,232
Series 2025-2, Class A,
4.82%, 6/25/2034(a) 910,450 915,701
Stream Innovations Issuer
Trust, Series 2024-
1A, Class A, 6.27%,
7/15/2044(a) 236,177 245,500
Trafigura Securitisation
Finance plc, Series 2024-
1A, Class A2, 5.98%,
11/15/2027(a) 2,675,000 2,708,879
Tricon American Homes Trust
Series 2019-SFR1, Class E,
3.40%, 3/17/2038(a) 2,000,000 1,990,097
Series 2020-SFR2, Class C,
2.03%, 11/17/2039(a) 1,000,000 951,435
Tricon Residential Trust,
Series 2022-SFR1, Class D,
4.75%, 4/17/2039(a) 2,250,000 2,237,190
Verizon Master Trust
Series 2024-4, Class A1A,
5.21%, 6/20/2029 5,866,000 5,900,622
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2025-7, Class A1A,
3.96%, 8/20/2031 2,025,000 2,029,641
43,799,520
Total Asset-Backed Securities
(cost $293,882,893)
295,858,168
Collateralized Mortgage Obligations 0 .0%
†
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 620 615
Towd Point Mortgage Trust,
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 204,481 201,474
Total Collateralized Mortgage Obligations
(cost $208,703)
202,089
Commercial Mortgage-Backed Securities 2 .6%
ALA Trust, Series 2025-
OANA, Class A, 5.49%,
6/15/2040(a)(b) 795,000 797,980
BANK5
Series 2023-5YR3, Class
A3, 6.72%, 9/15/2056(b) 1,520,000 1,605,820
Series 2023-5YR4, Class
A3, 6.50%, 12/15/2056 562,649 592,064
BBCMS Mortgage Trust,
Series 2024-5C25, Class
A3, 5.95%, 3/15/2057 1,485,000 1,553,275
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 2,590,000 2,674,904
BFLD Commercial Mortgage
Trust, Series 2025-
660F, Class A, 5.25%,
11/15/2042(a)(b) 1,370,000 1,373,852
BX Trust
Series 2024-VLT4, Class A,
5.24%, 6/15/2041(a)(b) 1,665,000 1,664,479
Series 2025-DELC, Class A,
5.51%, 12/15/2042(a)(b) 710,000 710,886
Series 2025-VLT7, Class A,
5.45%, 7/15/2044(a)(b) 2,870,000 2,874,448
COMM Mortgage Trust, Series
2024-CBM, Class A2,
5.87%, 12/10/2041(a)(b) 210,000 213,762
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 366,176 336,373
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 1,545,000 1,419,227
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 1,190,000 1,225,185

NVIT Loomis Short Term Bond Fund - December 31, 2025 - Statement of Investments - 55
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Extended Stay America Trust,
Series 2025-ESH, Class A,
5.05%, 10/15/2042(a)(b) 440,000 440,687
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS, Series K531,
Class AS, 4.54%,
9/25/2029(b) 7,502,881 7,489,427
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 380,000 271,700
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 963,550 846,045
Series 2023-SHIP, Class A,
4.32%, 9/10/2038(a)(b) 1,825,000 1,822,274
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 5.35%,
1/15/2042(a)(b) 1,660,000 1,659,479
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 115,000 118,008
SPGN Mortgage Trust, Series
2022-TFLM, Class D,
7.25%, 2/15/2039(a)(b) 2,880,000 2,872,416
TCO Commercial Mortgage
Trust, Series 2024-
DPM, Class A, 4.99%,
12/15/2039(a)(b) 1,055,000 1,057,287
Total Commercial Mortgage-Backed
Securities
(cost $33,109,847) 33,619,578
Corporate Bonds 47 .9%
Aerospace & Defense 0 .4%
Boeing Co. (The) ,
6.30%, 5/1/2029(d) 1,970,000 2,091,053
Lockheed Martin Corp. ,
4.15%, 8/15/2028 2,880,000 2,898,339
4,989,392
Automobile Components 0 .2%
ZF North America Capital,
Inc. ,
7.50%, 3/24/2031(a)(d) 1,865,000 1,885,062
Automobiles 1 .3%
Honda Motor Co. Ltd. ,
4.44%, 7/8/2028(d) 2,838,000 2,865,331
Hyundai Capital America ,
4.88%, 11/1/2027(a)(d) 895,000 906,725
4.25%, 9/18/2028(a) 375,000 375,129
5.15%, 3/27/2030(a)(d) 1,915,000 1,961,798
Mercedes-Benz Finance North
America LLC ,
4.65%, 4/1/2027(a) 3,630,000 3,661,816
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Nissan Motor Acceptance Co.
LLC ,
5.30%, 9/13/2027(a)(d) 2,290,000 2,293,113
5.63%, 9/29/2028(a)(d) 1,750,000 1,754,931
Stellantis Finance US, Inc. ,
5.75%, 3/18/2030(a)(d) 2,289,000 2,361,377
16,180,220
Banks 9 .3%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(d)(e) 1,800,000 1,827,627
ASB Bank Ltd. ,
5.35%, 6/15/2026(a) 4,110,000 4,135,404
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(e) 1,160,000 1,181,978
Bank of Nova Scotia (The) ,
(SOFR + 1.09%), 4.34%,
9/15/2031(e) 2,700,000 2,690,731
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a) 2,115,000 2,162,716
4.59%, 10/16/2028(a) 1,825,000 1,843,715
Barclays plc ,
(SOFR + 1.08%), 4.48%,
11/11/2029(e) 2,883,000 2,898,909
BNP Paribas SA ,
(SOFR + 1.45%), 4.79%,
5/9/2029(a)(d)(e) 3,420,000 3,457,985
(SOFR + 1.28%), 5.28%,
11/19/2030(a)(e) 645,000 663,930
CaixaBank SA ,
(SOFR + 1.14%), 4.63%,
7/3/2029(a)(d)(e) 5,745,000 5,802,129
Canadian Imperial Bank of
Commerce ,
5.24%, 6/28/2027(d) 2,335,000 2,379,251
(SOFR + 1.03%), 4.86%,
3/30/2029(d)(e) 3,105,000 3,156,330
Citibank NA ,
(SOFR + 0.71%), 4.88%,
11/19/2027(e) 4,855,000 4,889,975
Citigroup, Inc. ,
(SOFR + 1.14%), 4.64%,
5/7/2028(d)(e) 4,085,000 4,118,160
Commonwealth Bank of
Australia ,
4.42%, 3/14/2028 1,445,000 1,462,797
Credit Agricole SA ,
(SOFR + 1.13%), 5.23%,
1/9/2029(a)(d)(e) 1,091,000 1,114,027
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(e) 1,830,000 1,847,224
HSBC Holdings plc ,
(SOFR + 1.04%), 5.13%,
11/19/2028(e) 4,440,000 4,522,210

56 - Statement of Investments - December 31, 2025 - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC USA, Inc. ,
4.65%, 6/3/2028(d) 495,000 502,456
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(e) 2,115,000 2,218,220
Huntington National Bank
(The) ,
(SOFR + 0.72%), 4.87%,
4/12/2028(e) 2,980,000 3,004,590
JPMorgan Chase & Co. ,
(SOFR + 0.86%), 4.51%,
10/22/2028(d)(e) 2,915,000 2,943,568
(SOFR + 0.93%), 4.26%,
10/22/2031(e) 2,883,000 2,874,254
Morgan Stanley Private Bank
NA ,
(SOFR + 1.02%), 4.47%,
11/19/2031(e) 3,589,000 3,598,396
National Bank of Canada ,
(SOFR + 1.04%), 5.60%,
7/2/2027(d)(e) 2,880,000 2,901,462
NatWest Markets plc ,
4.79%, 3/21/2028(a)(d) 2,190,000 2,225,353
Norinchukin Bank (The) ,
4.67%, 9/9/2030(a)(d) 1,250,000 1,258,170
PNC Bank NA ,
(SOFR + 0.73%), 4.43%,
7/21/2028(d)(e) 5,085,000 5,119,012
Royal Bank of Canada ,
(United States SOFR
Compounded Index
+ 0.86%), 4.52%,
10/18/2028(e) 2,905,000 2,933,366
(SOFR + 0.89%), 4.50%,
8/6/2029(e) 3,100,000 3,130,109
Santander UK Group Holdings
plc ,
(United States SOFR
Compounded Index
+ 1.58%), 5.14%,
9/22/2036(d)(e) 885,000 882,677
Societe Generale SA ,
5.25%, 2/19/2027(a) 5,075,000 5,132,674
Svenska Handelsbanken AB ,
4.38%, 5/23/2028(a)(d) 4,235,000 4,277,397
Swedbank AB ,
6.14%, 9/12/2026(a)(d) 1,370,000 1,389,730
Toronto-Dominion Bank (The) ,
4.57%, 6/2/2028(d) 4,555,000 4,612,759
Truist Bank ,
(SOFR + 0.77%), 4.42%,
7/24/2028(e) 4,815,000 4,842,580
US Bank NA ,
(SOFR + 0.69%), 4.51%,
10/22/2027(d)(e) 3,221,000 3,234,032
Wells Fargo & Co. ,
(SOFR + 1.07%), 5.71%,
4/22/2028(e) 1,925,000 1,964,845
(SOFR + 1.50%), 5.15%,
4/23/2031(d)(e) 2,870,000 2,962,423
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo Bank NA ,
5.25%, 12/11/2026(d) 2,850,000 2,884,351
Westpac New Zealand Ltd. ,
5.13%, 2/26/2027(a)(d) 2,825,000 2,863,024
117,910,546
Beverages 0 .2%
Bacardi-Martini BV ,
5.55%, 2/1/2030(a) 2,235,000 2,305,366
Biotechnology 0 .3%
AbbVie, Inc. ,
4.65%, 3/15/2028(d) 4,085,000 4,153,498
Broadline Retail 0 .1%
eBay, Inc. ,
4.25%, 3/6/2029 960,000 962,767
Capital Markets 4 .6%
Antares Holdings LP ,
3.75%, 7/15/2027(a)(d) 687,000 671,718
6.35%, 10/23/2029(a)(d) 1,060,000 1,081,023
Apollo Debt Solutions BDC ,
5.88%, 8/30/2030 700,000 708,019
Ares Strategic Income Fund ,
5.70%, 3/15/2028 1,180,000 1,195,472
Bain Capital Specialty
Finance, Inc. ,
5.95%, 3/15/2030(d) 715,000 712,240
Bank of New York Mellon
(The) ,
(SOFR + 1.14%), 4.73%,
4/20/2029(e) 1,160,000 1,179,105
Barings BDC, Inc. ,
5.20%, 9/15/2028 1,540,000 1,532,451
BGC Group, Inc. ,
6.15%, 4/2/2030(d) 605,000 626,444
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026(d) 900,000 925,410
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029 555,000 570,785
Blue Owl Technology Finance
Corp. ,
6.75%, 4/4/2029(d) 1,365,000 1,396,107
Brookfield Asset Management
Ltd. ,
4.65%, 11/15/2030(d) 3,160,000 3,182,649
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a)(d) 1,065,000 1,131,307
Carlyle Secured Lending, Inc. ,
5.75%, 2/15/2031 950,000 935,245
Deutsche Bank AG ,
(SOFR + 1.21%), 5.37%,
1/10/2029(d)(e) 4,150,000 4,234,954
FS KKR Capital Corp. ,
6.13%, 1/15/2030(d) 1,170,000 1,151,658
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(e) 3,537,000 3,555,538
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.06%), 4.37%,
10/21/2031(d)(e) 2,882,000 2,875,131

NVIT Loomis Short Term Bond Fund - December 31, 2025 - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 595,000 585,945
7.05%, 12/5/2028(d) 1,044,000 1,101,662
6.00%, 7/15/2029(d) 585,000 598,123
Golub Capital Private Credit
Fund ,
5.45%, 8/15/2028(a)(d) 380,000 382,364
Hercules Capital, Inc. ,
3.38%, 1/20/2027 665,000 655,989
6.00%, 6/16/2030 481,000 487,100
HPS Corporate Lending Fund ,
5.45%, 1/14/2028 1,090,000 1,101,631
6.25%, 9/30/2029 597,000 618,437
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028(d) 1,105,000 1,148,028
Main Street Capital Corp. ,
3.00%, 7/14/2026 1,255,000 1,245,763
6.50%, 6/4/2027 655,000 668,515
5.40%, 8/15/2028 580,000 583,082
Marex Group plc ,
5.83%, 5/8/2028(d) 1,295,000 1,315,945
6.40%, 11/4/2029(d) 1,390,000 1,441,493
Morgan Stanley ,
(SOFR + 0.86%), 1.51%,
7/20/2027(e) 3,500,000 3,450,215
Series I, (SOFR + 0.91%),
4.13%, 10/18/2029(e) 5,765,000 5,763,144
Morgan Stanley Direct
Lending Fund ,
6.00%, 5/19/2030 403,000 412,570
MSD Investment Corp. ,
6.25%, 5/31/2030(a) 535,000 538,373
6.13%, 2/5/2031(a) 389,000 386,137
New Mountain Finance Corp. ,
6.20%, 10/15/2027 660,000 670,754
6.88%, 2/1/2029 575,000 584,186
North Haven Private Income
Fund LLC ,
5.13%, 9/25/2028(a) 625,000 623,846
Sixth Street Lending Partners ,
6.50%, 3/11/2029(d) 1,295,000 1,341,723
UBS Group AG ,
(SOFR + 1.29%), 4.84%,
11/6/2033(a)(e) 2,510,000 2,512,408
USAA Capital Corp. ,
4.38%, 6/1/2028(a)(d) 2,855,000 2,890,022
58,772,711
Chemicals 1 .2%
Dow Chemical Co. (The) ,
4.80%, 1/15/2031(d) 2,495,000 2,480,862
Eastman Chemical Co. ,
5.00%, 8/1/2029(d) 960,000 979,420
LYB International Finance III
LLC ,
5.13%, 1/15/2031(d) 591,000 593,193
Methanex US Operations,
Inc. ,
6.25%, 3/15/2032(a)(d) 1,435,000 1,477,577
Mosaic Co. (The) ,
4.35%, 1/15/2029(d) 699,000 700,991
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Orbia Advance Corp. SAB de
CV ,
6.80%, 5/13/2030(a)(d) 1,965,000 1,940,596
Sherwin-Williams Co. (The) ,
4.30%, 8/15/2028 3,985,000 4,009,601
Syensqo Finance America
LLC ,
5.65%, 6/4/2029(a) 2,945,000 3,048,223
15,230,463
Commercial Services & Supplies 0 .3%
Element Fleet Management
Corp. ,
5.64%, 3/13/2027(a) 3,045,000 3,096,649
4.64%, 11/24/2030(a) 585,000 586,631
3,683,280
Consumer Finance 2 .3%
AerCap Ireland Capital DAC ,
4.88%, 4/1/2028(d) 4,100,000 4,167,544
Ally Financial, Inc. ,
(United States SOFR
Compounded Index
+ 1.96%), 5.74%,
5/15/2029(e) 965,000 989,501
American Express Co. ,
(SOFR + 0.81%), 4.35%,
7/20/2029(e) 2,815,000 2,835,538
Avolon Holdings Funding Ltd. ,
4.95%, 1/15/2028(a) 1,513,000 1,530,740
4.95%, 10/15/2032(a) 2,500,000 2,472,762
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(e) 780,000 798,586
Caterpillar Financial Services
Corp. ,
3.95%, 11/14/2028(d) 5,775,000 5,788,576
General Motors Financial Co.,
Inc. ,
5.05%, 4/4/2028(d) 1,135,000 1,155,920
John Deere Capital Corp. ,
4.65%, 1/7/2028(d) 2,805,000 2,853,250
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 1,190,000 1,207,967
OneMain Finance Corp. ,
6.63%, 5/15/2029(d) 720,000 745,736
6.75%, 9/15/2033 2,225,000 2,253,098
Stellantis Financial Services
US Corp. ,
4.95%, 9/15/2028(a)(d) 1,665,000 1,687,878
Synchrony Financial ,
(SOFR + 1.68%), 5.45%,
3/6/2031(d)(e) 720,000 738,216
29,225,312
Consumer Staples Distribution & Retail 0 .1%
Alimentation Couche-Tard,
Inc. ,
4.15%, 9/29/2028(a)(d) 1,835,000 1,836,942

58 - Statement of Investments - December 31, 2025 - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging 0 .2%
Amcor Flexibles North
America, Inc. ,
4.80%, 3/17/2028 2,630,000 2,666,139
Diversified REITs 0 .2%
Equinix Europe 2 Financing
Corp. LLC ,
4.60%, 11/15/2030 1,981,000 1,986,971
VICI Properties LP ,
4.75%, 4/1/2028 630,000 636,631
2,623,602
Diversified Telecommunication Services 0 .3%
APLD ComputeCo LLC ,
9.25%, 12/15/2030(a) 1,941,000 1,903,928
Sitios Latinoamerica SAB de
CV ,
6.00%, 11/25/2029(a) 1,420,000 1,471,830
3,375,758
Electric Utilities 3 .2%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a) 2,545,000 2,579,388
Capital Power US Holdings,
Inc. ,
5.26%, 6/1/2028(a) 550,000 560,650
Duke Energy Corp. ,
4.85%, 1/5/2027(d) 3,020,000 3,048,093
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 4,310,000 4,257,921
FirstEnergy Pennsylvania
Electric Co. ,
5.15%, 3/30/2026(a) 810,000 811,916
Georgia Power Co. ,
4.00%, 10/1/2028(d) 4,425,000 4,449,470
ITC Holdings Corp. ,
4.95%, 9/22/2027(a)(d) 4,180,000 4,235,609
Jersey Central Power & Light
Co. ,
4.15%, 1/15/2029(a)(d) 5,785,000 5,775,190
NextEra Energy Capital
Holdings, Inc. ,
4.69%, 9/1/2027(d) 1,960,000 1,983,291
4.85%, 2/4/2028(d) 4,065,000 4,139,467
Pacific Gas and Electric Co. ,
5.00%, 6/4/2028(d) 435,000 442,457
Pinnacle West Capital Corp. ,
4.90%, 5/15/2028(d) 3,965,000 4,036,194
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028 2,310,000 2,331,560
Vistra Operations Co. LLC ,
5.63%, 2/15/2027(a) 1,750,000 1,750,760
Xcel Energy, Inc. ,
4.75%, 3/21/2028(d) 350,000 354,537
40,756,503
Electrical Equipment 0 .2%
Molex Electronic Technologies
LLC ,
4.75%, 4/30/2028(a)(d) 2,555,000 2,582,865
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components 0 .3%
Flex Ltd. ,
6.00%, 1/15/2028(d) 2,845,000 2,936,717
TD SYNNEX Corp. ,
4.30%, 1/17/2029 835,000 833,485
3,770,202
Energy Equipment & Services 0 .4%
Helmerich & Payne, Inc. ,
4.85%, 12/1/2029(d) 2,990,000 3,009,497
WBI Operating LLC ,
6.25%, 10/15/2030(a)(d) 1,615,000 1,624,739
4,634,236
Entertainment 0 .1%
Take-Two Interactive
Software, Inc. ,
5.40%, 6/12/2029(d) 760,000 786,273
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 397,000 394,329
1,180,602
Financial Services 1 .6%
Atlas Warehouse Lending Co.
LP ,
6.05%, 1/15/2028(a)(d) 2,105,000 2,171,386
4.63%, 11/15/2028(a) 955,000 958,584
Enact Holdings, Inc. ,
6.25%, 5/28/2029(d) 2,545,000 2,663,576
Equitable America Global
Funding ,
4.65%, 6/9/2028(a) 4,000,000 4,040,474
Essent Group Ltd. ,
6.25%, 7/1/2029 1,125,000 1,174,259
Global Payments, Inc. ,
4.50%, 11/15/2028 5,780,000 5,790,993
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(d)(e) 1,645,000 1,675,910
Rocket Cos., Inc. ,
6.50%, 8/1/2029(a) 261,000 269,192
6.13%, 8/1/2030(a) 1,378,000 1,424,410
20,168,784
Food Products 0 .7%
Campbell's Co. (The) ,
4.55%, 3/21/2031 2,833,000 2,818,856
Conagra Brands, Inc. ,
5.30%, 10/1/2026(d) 4,125,000 4,159,479
General Mills, Inc. ,
4.70%, 1/30/2027(d) 2,175,000 2,191,159
9,169,494
Gas Utilities 0 .3%
Spire, Inc. ,
5.30%, 3/1/2026(d) 3,985,000 3,990,587
Health Care Equipment & Supplies 0 .7%
Baxter International, Inc. ,
4.90%, 12/15/2030(d) 4,417,000 4,450,821
GE HealthCare Technologies,
Inc. ,
4.15%, 12/15/2028 460,000 461,268

NVIT Loomis Short Term Bond Fund - December 31, 2025 - Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Smith & Nephew plc ,
5.15%, 3/20/2027(d) 3,040,000 3,074,666
Solventum Corp. ,
5.45%, 2/25/2027(d) 1,208,000 1,225,408
9,212,163
Health Care Providers & Services 0 .9%
Elevance Health, Inc. ,
4.00%, 9/15/2028 2,570,000 2,566,114
Molina Healthcare, Inc. ,
6.50%, 2/15/2031(a)(d) 2,050,000 2,105,411
UnitedHealth Group, Inc. ,
4.40%, 6/15/2028(d) 5,765,000 5,828,520
Universal Health Services,
Inc. ,
4.63%, 10/15/2029 1,310,000 1,315,123
11,815,168
Health Care REITs 0 .1%
Omega Healthcare Investors,
Inc. ,
5.20%, 7/1/2030 1,680,000 1,709,708
Health Care Technology 0 .1%
IQVIA, Inc. ,
6.25%, 2/1/2029(d) 1,295,000 1,365,083
Hotel & Resort REITs 0 .1%
Host Hotels & Resorts LP ,
4.25%, 12/15/2028(d) 945,000 945,926
Hotels, Restaurants & Leisure 1 .4%
Carnival Corp. ,
5.75%, 3/15/2030(a)(d) 4,095,000 4,211,347
Darden Restaurants, Inc. ,
4.35%, 10/15/2027 2,985,000 2,998,911
Hyatt Hotels Corp. ,
5.75%, 1/30/2027(d) 1,840,000 1,868,257
5.25%, 6/30/2029(d) 1,000,000 1,029,370
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 2,125,000 2,178,752
Marriott International, Inc. ,
4.20%, 7/15/2027 5,790,000 5,810,693
18,097,330
Insurance 5 .4%
American National Global
Funding ,
4.63%, 12/15/2028(a) 1,669,000 1,675,885
5.25%, 6/3/2030(a) 2,885,000 2,931,429
Athene Global Funding ,
4.83%, 5/9/2028(a) 2,913,000 2,936,609
Brighthouse Financial Global
Funding ,
5.55%, 4/9/2027(a) 3,055,000 3,097,776
Brown & Brown, Inc. ,
4.70%, 6/23/2028(d) 1,940,000 1,963,256
CNO Global Funding ,
5.88%, 6/4/2027(a) 1,020,000 1,042,545
4.38%, 9/8/2028(a) 1,815,000 1,817,238
4.70%, 12/11/2030(a) 784,000 785,006
Corebridge Global Funding ,
4.25%, 8/21/2028(a) 5,790,000 5,804,752
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
F&G Global Funding ,
4.65%, 9/8/2028(a) 525,000 528,334
Fortitude Global Funding ,
4.63%, 10/6/2028(a) 1,190,000 1,190,235
GA Global Funding Trust ,
4.40%, 9/23/2027(a) 2,845,000 2,855,560
Jackson National Life Global
Funding ,
5.25%, 4/12/2028(a)(d) 1,495,000 1,526,685
4.70%, 6/5/2028(a) 1,335,000 1,348,380
Lincoln Financial Global
Funding ,
4.63%, 5/28/2028(a) 3,265,000 3,296,004
Mutual of Omaha Cos. Global
Funding ,
5.35%, 4/9/2027(a) 4,850,000 4,922,325
New York Life Global Funding ,
4.15%, 7/25/2028(a) 2,880,000 2,895,610
NLG Global Funding ,
4.35%, 9/15/2030(a)(d) 4,045,000 3,991,759
Northwestern Mutual Global
Funding ,
4.13%, 8/25/2028(a)(d) 5,790,000 5,813,245
Principal Life Global Funding
II ,
4.80%, 1/9/2028(a)(d) 4,145,000 4,200,184
Protective Life Corp. ,
4.70%, 1/15/2031(a) 1,671,000 1,676,265
RGA Global Funding ,
4.60%, 11/25/2030(a) 1,151,000 1,150,508
Sammons Financial Group
Global Funding ,
5.05%, 1/10/2028(a) 2,000,000 2,031,056
SBL Holdings, Inc. ,
5.90%, 9/26/2028(a)(d) 2,665,000 2,650,878
SiriusPoint Ltd. ,
7.00%, 4/5/2029 1,296,000 1,371,268
Western-Southern Global
Funding ,
4.50%, 7/16/2028(a) 4,725,000 4,760,262
68,263,054
Interactive Media & Services 0 .8%
Alphabet, Inc. ,
4.10%, 11/15/2030 4,023,000 4,035,346
Meta Platforms, Inc. ,
4.20%, 11/15/2030(d) 5,785,000 5,797,225
9,832,571
IT Services 0 .6%
CGI, Inc. ,
4.95%, 3/14/2030(a) 2,545,000 2,579,103
Gartner, Inc. ,
4.95%, 3/20/2031(d) 4,419,000 4,439,459
7,018,562
Leisure Products 0 .1%
Polaris, Inc. ,
5.60%, 3/1/2031(d) 779,000 787,135

60 - Statement of Investments - December 31, 2025 - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Life Sciences Tools & Services 0 .3%
Illumina, Inc. ,
4.65%, 9/9/2026 2,585,000 2,593,292
4.75%, 12/12/2030 1,576,000 1,591,054
4,184,346
Machinery 0 .6%
CNH Industrial Capital LLC ,
4.50%, 10/8/2027(d) 2,920,000 2,937,492
4.75%, 3/21/2028 1,395,000 1,410,868
Cummins, Inc. ,
4.25%, 5/9/2028 2,420,000 2,438,862
Weir Group, Inc. ,
5.35%, 5/6/2030(a) 1,370,000 1,407,843
8,195,065
Media 0 .1%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029(d) 1,605,000 1,675,105
Metals & Mining 0 .3%
Commercial Metals Co. ,
5.75%, 11/15/2033(a) 2,025,000 2,070,627
Mineral Resources Ltd. ,
9.25%, 10/1/2028(a)(d) 1,485,000 1,558,508
3,629,135
Multi-Utilities 1 .1%
Ameren Corp. ,
5.70%, 12/1/2026(d) 4,175,000 4,232,013
Dominion Energy, Inc. ,
4.60%, 5/15/2028(d) 3,390,000 3,429,565
DTE Energy Co. ,
4.95%, 7/1/2027 2,505,000 2,537,990
Sempra ,
5.40%, 8/1/2026(d) 2,260,000 2,274,497
WEC Energy Group, Inc. ,
5.60%, 9/12/2026(d) 1,439,000 1,453,396
13,927,461
Oil, Gas & Consumable Fuels 2 .2%
Boardwalk Pipelines LP ,
5.38%, 2/15/2036(d) 1,011,000 1,016,017
California Resources Corp. ,
8.25%, 6/15/2029(a)(d) 1,680,000 1,757,248
Chord Energy Corp. ,
6.00%, 10/1/2030(a) 1,235,000 1,250,145
Civitas Resources, Inc. ,
9.63%, 6/15/2033(a)(d) 1,735,000 1,873,138
Crescent Energy Finance
LLC ,
7.63%, 4/1/2032(a)(d) 855,000 828,941
8.38%, 1/15/2034(a)(d) 835,000 829,439
Enbridge, Inc. ,
4.60%, 6/20/2028(d) 2,817,000 2,846,035
Hess Midstream Operations
LP ,
5.88%, 3/1/2028(a) 3,540,000 3,606,460
Kinetik Holdings LP ,
6.63%, 12/15/2028(a)(d) 3,215,000 3,310,412
Northern Oil & Gas, Inc. ,
7.88%, 10/15/2033(a)(d) 1,320,000 1,285,224
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Occidental Petroleum Corp. ,
5.20%, 8/1/2029(d) 2,920,000 2,992,972
Sunoco LP ,
5.63%, 3/15/2031(a) 2,795,000 2,815,479
Targa Resources Corp. ,
4.35%, 1/15/2029(d) 1,144,000 1,147,176
Venture Global Plaquemines
LNG LLC ,
6.13%, 12/15/2030(a)(d) 2,090,000 2,128,340
27,687,026
Other Specialized Funds 0 .1%
Prologis Targeted US Logistics
Fund LP ,
4.25%, 1/15/2031(a) 985,000 977,722
Paper & Forest Products 0 .2%
Georgia-Pacific LLC ,
4.40%, 6/30/2028(a)(d) 2,765,000 2,797,784
Passenger Airlines 0 .1%
Air Canada ,
3.88%, 8/15/2026(a) 595,000 592,164
Southwest Airlines Co. ,
4.38%, 11/15/2028(d) 960,000 962,009
United Airlines, Inc. ,
4.63%, 4/15/2029(a)(d) 255,000 253,894
1,808,067
Pharmaceuticals 0 .6%
EMD Finance LLC ,
4.13%, 8/15/2028(a)(d) 4,055,000 4,063,914
Sanofi SA ,
3.80%, 11/3/2028(d) 4,055,000 4,058,187
8,122,101
Semiconductors & Semiconductor Equipment 0 .6%
Analog Devices, Inc. ,
4.25%, 6/15/2028 2,300,000 2,318,964
Microchip Technology, Inc. ,
4.90%, 3/15/2028(d) 4,140,000 4,196,899
NXP BV ,
4.30%, 8/19/2028 1,210,000 1,214,490
7,730,353
Software 0 .5%
Oracle Corp. ,
4.45%, 9/26/2030(d) 5,770,000 5,644,999
Roper Technologies, Inc. ,
4.25%, 9/15/2028 895,000 898,173
6,543,172
Specialized REITs 0 .8%
EPR Properties ,
4.75%, 11/15/2030 2,280,000 2,262,238
Extra Space Storage LP ,
5.70%, 4/1/2028(d) 1,010,000 1,043,496

NVIT Loomis Short Term Bond Fund - December 31, 2025 - Statement of Investments - 61
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
Public Storage Operating Co. ,
(United States SOFR
Compounded Index
+ 0.70%), 4.50%,
4/16/2027(d)(e) 6,145,000 6,165,191
9,470,925
Specialty Retail 0 .4%
AutoNation, Inc. ,
4.45%, 1/15/2029 2,594,000 2,601,138
Lowe's Cos., Inc. ,
4.80%, 4/1/2026(d) 2,910,000 2,913,722
5,514,860
Technology Hardware, Storage & Peripherals 0 .8%
Dell International LLC ,
4.75%, 4/1/2028(d) 4,035,000 4,092,471
Hewlett Packard Enterprise
Co. ,
4.15%, 9/15/2028(d) 2,888,000 2,890,541
4.55%, 10/15/2029(d) 2,930,000 2,946,832
9,929,844
Textiles, Apparel & Luxury Goods 0 .1%
PVH Corp. ,
5.50%, 6/13/2030(d) 1,664,000 1,691,340
Tobacco 0 .1%
Imperial Brands Finance plc ,
4.50%, 6/30/2028(a)(d) 1,460,000 1,471,756
Trading Companies & Distributors 0 .5%
Aircastle Ltd. ,
6.50%, 7/18/2028(a)(d) 1,010,000 1,061,799
GATX Corp. ,
5.40%, 3/15/2027 1,490,000 1,511,227
TTX Co. ,
5.50%, 9/25/2026(a) 3,965,000 3,994,779
6,567,805
Water Utilities 0 .2%
Essential Utilities, Inc. ,
4.80%, 8/15/2027 2,445,000 2,474,217
Wireless Telecommunication Services 0 .3%
Vmed O2 UK Financing I plc ,
6.75%, 1/15/2033(a) 3,960,000 3,924,499
Total Corporate Bonds
(cost $602,565,216)
609,423,614
Mortgage-Backed Securities 0 .8%
FHLMC Non Gold Pool
Pool# 1Q0648
6.52%, 6/1/2037(b) 53,034 54,879
Pool# 1B3601
6.82%, 10/1/2037(b) 78,884 81,460
FNMA Pool
Pool# 747271
6.54%, 7/1/2034(b) 115,068 118,587
Pool# 886345
6.31%, 8/1/2036(b) 24,029 24,699
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4582
2.00%, 4/1/2037 2,095,954 1,940,110
Pool# BN0906
4.00%, 11/1/2048 2,317,541 2,237,445
Pool# MA4700
4.00%, 8/1/2052 3,200,013 3,038,749
Pool# MA4803
3.50%, 11/1/2052 2,971,806 2,754,172
Total Mortgage-Backed Securities
(cost $10,124,643)
10,250,101
U.S. Treasury Obligations 24 .0%
U.S. Treasury Notes
4.63%, 6/30/2026 (f) 3,955,000 3,975,521
3.63%, 8/31/2027 94,313,400 94,523,394
3.50%, 10/31/2027 189,634,000 189,678,446
3.63%, 10/31/2030 17,008,000 16,936,248
Total U.S. Treasury Obligations
(cost $304,744,280)
305,113,609
Short-Term Investment 0 .3%
U.S. Treasury Obligation 0 .3%
U.S. Treasury Bills, 3.53%,
1/2/2026(d) 3,800,000 3,800,000
Total Short-Term Investment
(cost $3,799,628)
3,800,000
Repurchase Agreements 6 .1%
Bank of America NA
3.85%, dated 12/31/2025,
due 1/2/2026, repurchase
price $5,001,069,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
5/1/2049 - 9/1/2050; total
market value $5,100,000.
(g)(h) 5,000,000 5,000,000
BofA Securities, Inc.
3.85%, dated 12/31/2025,
due 1/2/2026, repurchase
price $3,000,642,
collateralized by U.S.
Government Agency
Securities, ranging from
1.34% - 5.25%, maturing
10/20/2034 - 2/20/2073;
total market value
$3,060,000. (g)(h) 3,000,000 3,000,000

62 - Statement of Investments - December 31, 2025 - NVIT Loomis Short Term Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $1,316,939,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $1,342,992. (g)(h) 1,316,658 1,316,658
Cantor Fitzgerald & Co.
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $3,500,747,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $3,570,000. (g)(h) 3,500,000 3,500,000
CF Secured, LLC
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $49,010,453,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.13%
- 7.50%, maturing
3/31/2026 - 4/20/2071;
total market value
$49,990,664. (g)(h) 49,000,000 49,000,000
MetLife, Inc.
3.83%, dated 12/31/2025,
due 1/2/2026, repurchase
price $9,001,915,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048;
total market value
$9,184,651. (g)(h) 9,000,000 9,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
3.72%, dated 12/31/2025,
due 1/2/2026, repurchase
price $7,001,447,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
2/15/2026 - 12/20/2075;
total market value
$7,140,000. (g)(h) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $77,816,658)
77,816,658
Total Investments
(cost $1,326,251,868) — 105.0%
1,336,083,817
Liabilities in excess of other
assets — (5.0)% (63,836,920)
NET ASSETS — 100.0%
$ 1,272,246,897

NVIT Loomis Short Term Bond Fund - December 31, 2025 - Statement of Investments - 63
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2025
was $444,960,851 which represents 34.97% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of December 31, 2025.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2025.
(d) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $142,449,923, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $77,816,658 and by
$69,465,089 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 5.38%, and maturity dates ranging from 9/30/2026 -
11/15/2055, a total value of $147,281,747.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2025.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$77,816,658.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 208 3/2026 USD 43,428,125 (16,412)
Total long contracts (16,412)
Short Contracts
U.S. Treasury 10 Year Note (286) 3/2026 USD (32,157,125) 251,763
Total short contracts 251,763
Net contracts 235,351
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

64 - Statement of Investments - December 31, 2025 - NVIT Loomis Short Term High Yield Fund
Asset-Backed Securities 13 .2%
Principal
Amount ($) Value ($)
Airlines 0 .3%
Blackbird Capital Aircraft
Lease Securitization Ltd.,
Series 2016-1A, Class A,
4.21%, 12/16/2041(a)(b) 48,086 48,182
WAVE LLC, Series 2019-
1, Class A, 3.60%,
9/15/2044(a) 221,967 217,991
266,173
Automobiles 3 .9%
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-2A, Class D,
7.26%, 10/20/2027(a) 500,000 504,112
Series 2023-1A, Class C,
6.23%, 4/20/2029(a) 300,000 308,165
Series 2023-4A, Class D,
7.31%, 6/20/2029(a) 220,000 225,803
Carmax Select Receivables
Trust, Series 2025-B, Class
E, 6.89%, 9/15/2032(a) 145,000 145,011
Carvana Auto Receivables
Trust
Series 2024-N1, Class D,
6.30%, 5/10/2030(a) 500,000 509,981
Series 2025-P2, Class D,
5.99%, 6/10/2033 475,000 483,546
Hertz Vehicle Financing III
LLC, Series 2025-3A, Class
C, 6.13%, 12/26/2029(a) 115,000 116,795
Huntington Bank Auto Credit-
Linked Notes
Series 2024-1, Class C,
7.07%, 5/20/2032(a)(c) 219,841 222,007
Series 2025-2, Class C,
6.27%, 9/20/2033(a)(c) 220,742 221,047
PenFed Auto Receivables
Owner Trust, Series
2025-A, Class D, 5.07%,
10/17/2033(a) 500,000 496,913
3,233,380
Equipment Loans & Leases 1 .1%
MetroNet Infrastructure Issuer
LLC
Series 2025-2A, Class C,
7.83%, 8/20/2055(a) 100,000 102,534
Series 2025-4A, Class C,
7.11%, 12/20/2055(a) 350,000 352,330
OWN Equipment Fund III LLC,
Series 2025-2M, Class C,
8.77%, 3/27/2034(a) 500,000 500,387
955,251
Other 7 .9%
Anchorage Capital CLO
15 Ltd., Series 2020-
15A, Class DR2, 7.63%,
7/20/2038(a)(c) 250,000 251,105
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Bain Capital CLO Ltd., Series
2024-1A, Class D1, 7.74%,
4/16/2037(a)(c) 250,000 251,080
BHG Securitization Trust,
Series 2025-2CON, Class
E, 7.76%, 9/17/2036(a) 400,000 405,194
DataBank Issuer II LLC,
Series 2025-1A, Class B,
5.67%, 9/27/2055(a) 350,000 341,990
EDI ABS Issuer LLC, Series
2025-1A, Class B, 4.55%,
7/25/2055(a) 300,000 285,257
FF Asset Securitization LLC,
Series 2025-1A, Class B,
7.22%, 12/17/2031(a) 100,000 100,097
Foundation Finance Trust,
Series 2025-2A, Class E,
8.35%, 4/15/2052(a) 350,000 353,764
Frontier Issuer LLC, Series
2023-1, Class C, 11.50%,
8/20/2053(a) 40,000 41,180
Global SC Finance X Ltd.,
Series 2025-1H, Class A,
6.17%, 9/20/2045(a) 233,467 236,809
Kapitus Asset Securitization
V LLC
Series 2025-1A, Class B,
5.95%, 4/10/2032(a) 500,000 501,769
Series 2025-1A, Class C,
7.40%, 4/10/2032(a) 350,000 350,418
OHA Credit Funding 21 Ltd.,
Series 2025-21A, Class D2,
7.70%, 10/20/2038(a)(c) 310,000 308,551
OnDeck Asset Securitization
Trust IV LLC, Series
2023-1A, Class B, 8.25%,
8/19/2030(a) 350,000 352,308
Planet Fitness Master Issuer
LLC, Series 2022-1A, Class
A2II, 4.01%, 12/5/2051(a) 96,250 91,234
QTS Issuer ABS II LLC, Series
2025-1A, Class B, 5.78%,
10/5/2055(a) 160,000 155,130
RCO VIII Mortgage LLC,
Series 2025-3, Class A2,
8.84%, 5/25/2030(a)(b) 395,000 396,905
SEB Funding LLC, Series
2024-1A, Class A2, 7.39%,
4/30/2054(a) 350,000 358,010
Silver Point CLO 12 Ltd.,
Series 2025-12A, Class D1,
6.63%, 10/15/2038(a)(c) 250,000 250,799
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 520,485 501,771
Sunrun Vulcan Issuer LLC,
Series 2021-1A, Class A,
2.46%, 1/30/2052(a) 430,922 396,131
Symetra CLO Ltd., Series
2025-1A, Class E, 9.63%,
4/20/2038(a)(c) 300,000 302,902

NVIT Loomis Short Term High Yield Fund - December 31, 2025 - Statement of Investments - 65
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
TMCL VII Holdings Ltd.,
Series 2025-1H, Class A,
6.43%, 7/23/2050(a) 325,163 326,562
VCAT LLC, Series 2025-
NPL1, Class A1, 5.88%,
1/25/2055(a)(b) 73,810 74,071
6,633,037
Total Asset-Backed Securities
(cost $11,059,242)
11,087,841
Collateralized Mortgage Obligations 0 .7%
NYMT Loan Trust, Series
2024-BPL3, Class M1,
6.90%, 9/25/2039(a)(c) 230,000 230,725
PRPM LLC, Series 2025-
2, Class A2, 9.56%,
5/25/2030(a)(b) 350,000 350,440
Total Collateralized Mortgage Obligations
(cost $580,760)
581,165
Commercial Mortgage-Backed Securities 1 .0%
BPR Trust
Series 2021-NRD, Class C,
6.18%, 12/15/2038(a)(c) 35,000 34,709
Series 2021-NRD, Class D,
7.47%, 12/15/2038(a)(c) 20,000 19,813
BX Trust, Series 2025-
DELC, Class D, 6.56%,
12/15/2042(a)(c) 100,000 100,249
CSMC OA LLC, Series 2014-
USA, Class E, 4.37%,
9/15/2037(a) 350,000 276,857
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.55%, 3/5/2033(a)
(c) 400,000 286,000
GS Mortgage Securities Trust,
Series 2011-GC5, Class C,
5.17%, 8/10/2044(a)(c) 20,000 18,009
WFRBS Commercial
Mortgage Trust, Series
2013-C15, Class B, 4.15%,
8/15/2046(c) 90,246 86,950
Total Commercial Mortgage-Backed
Securities
(cost $817,099) 822,587
Common Stocks 0 .0%
†
Shares
Media 0 .0%
†
Audacy, Inc. *^∞ 936 0
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels 0 .0%
†
Expand Energy Corp. 10 1,104
Total Common Stocks
(cost $634,091)
1,104
Corporate Bonds 74 .6%
Principal
Amount ($)
Automobile Components 2 .3%
Allison Transmission, Inc. ,
4.75%, 10/1/2027(a) 640,000 639,126
Icahn Enterprises LP ,
6.25%, 5/15/2026 616,000 615,573
ZF North America Capital,
Inc. ,
6.88%, 4/14/2028(a) 630,000 642,855
1,897,554
Automobiles 2 .2%
Nissan Motor Acceptance Co.
LLC ,
5.30%, 9/13/2027(a) 1,842,000 1,844,504
Chemicals 1 .7%
Chemours Co. (The) ,
5.38%, 5/15/2027 515,000 516,250
5.75%, 11/15/2028(a) 74,000 71,966
SK Invictus Intermediate II
Sarl ,
5.00%, 10/30/2029(a) 854,000 845,628
1,433,844
Commercial Services & Supplies 1 .9%
GFL Environmental, Inc. ,
4.00%, 8/1/2028(a) 1,625,000 1,602,899
Construction & Engineering 0 .5%
Arcosa, Inc. ,
4.38%, 4/15/2029(a) 435,000 427,594
Consumer Finance 1 .3%
Azorra Finance Ltd. ,
7.25%, 1/15/2031(a) 410,000 429,611
Navient Corp. ,
6.75%, 6/15/2026 689,000 696,234
1,125,845
Consumer Staples Distribution & Retail 2 .1%
Albertsons Cos., Inc. ,
5.88%, 2/15/2028(a) 701,000 703,687
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007^∞(d) 100,000 0
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 1,040,000 1,041,536
1,745,223
Diversified Telecommunication Services 2 .9%
CCO Holdings LLC ,
5.13%, 5/1/2027(a) 2,170,000 2,167,017

66 - Statement of Investments - December 31, 2025 - NVIT Loomis Short Term High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Cipher Compute LLC ,
7.13%, 11/15/2030(a) 271,000 276,009
2,443,026
Electric Utilities 0 .7%
NRG Energy, Inc. ,
5.25%, 6/15/2029(a) 550,000 551,481
Electrical Equipment 0 .8%
Sensata Technologies BV ,
4.00%, 4/15/2029(a) 689,000 672,252
Energy Equipment & Services 1 .3%
Oceaneering International,
Inc. ,
6.00%, 2/1/2028 431,000 435,838
WBI Operating LLC ,
6.25%, 10/15/2030(a) 622,000 625,751
1,061,589
Financial Services 3 .4%
Block, Inc. ,
2.75%, 6/1/2026 1,705,000 1,694,820
Freedom Mortgage Corp. ,
6.63%, 1/15/2027(a) 867,000 870,244
Midcap Financial Issuer Trust ,
6.50%, 5/1/2028(a) 315,000 314,448
2,879,512
Food Products 1 .2%
Lamb Weston Holdings, Inc. ,
4.88%, 5/15/2028(a) 1,005,000 1,002,440
Gas Utilities 0 .6%
AmeriGas Partners LP ,
5.75%, 5/20/2027 517,000 519,974
Health Care Equipment & Supplies 2 .4%
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 1,080,000 1,074,132
Hologic, Inc. ,
4.63%, 2/1/2028(a) 914,000 913,961
1,988,093
Health Care Providers & Services 2 .9%
Molina Healthcare, Inc. ,
4.38%, 6/15/2028(a) 1,630,000 1,603,016
6.50%, 2/15/2031(a) 770,000 790,813
2,393,829
Hotels, Restaurants & Leisure 7 .6%
1011778 BC ULC ,
3.88%, 1/15/2028(a) 1,205,000 1,187,831
4.38%, 1/15/2028(a) 800,000 794,956
Carnival Corp. ,
5.13%, 5/1/2029(a) 590,000 596,543
Genting New York LLC ,
7.25%, 10/1/2029(a) 420,000 430,736
Hilton Domestic Operating
Co., Inc. ,
5.50%, 3/31/2034(a) 115,000 115,790
Hilton Worldwide Finance
LLC ,
4.88%, 4/1/2027 1,475,000 1,475,671
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Kingpin Intermediate Holdings
LLC ,
7.25%, 10/15/2032(a) 435,000 411,228
Marriott Ownership Resorts,
Inc. ,
4.75%, 1/15/2028 645,000 635,343
Sabre GLBL, Inc. ,
8.63%, 6/1/2027(a) 336,000 342,720
Travel + Leisure Co. ,
6.63%, 7/31/2026(a) 410,000 412,869
6,403,687
Household Durables 0 .4%
Taylor Morrison Communities,
Inc. ,
5.75%, 1/15/2028(a) 344,000 350,142
Insurance 4 .8%
Alliant Holdings Intermediate
LLC ,
4.25%, 10/15/2027(a) 1,485,000 1,475,561
AmWINS Group, Inc. ,
6.38%, 2/15/2029(a) 620,000 637,615
APH Somerset Investor 2
LLC ,
7.88%, 11/1/2029(a) 410,000 414,093
Baldwin Insurance Group
Holdings LLC ,
7.13%, 5/15/2031(a) 810,000 839,239
Liberty Mutual Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.32%),
4.13%, 12/15/2051(a)(e) 625,000 616,277
3,982,785
IT Services 0 .7%
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 620,000 621,689
Media 6 .6%
DirecTV Financing LLC ,
5.88%, 8/15/2027(a) 705,000 709,138
DISH DBS Corp. ,
5.25%, 12/1/2026(a) 1,375,000 1,333,403
DISH Network Corp. ,
11.75%, 11/15/2027(a) 1,255,000 1,306,179
EchoStar Corp. ,
10.75%, 11/30/2029 1,150,000 1,271,671
Lamar Media Corp. ,
5.38%, 11/1/2033(a) 101,000 100,338
Paramount Global ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.00%),
6.38%, 3/30/2062(e) 870,000 807,695
5,528,424
Metals & Mining 2 .2%
Commercial Metals Co. ,
4.13%, 1/15/2030 575,000 558,316
5.75%, 11/15/2033(a) 93,000 95,096
6.00%, 12/15/2035(a) 131,000 134,295

NVIT Loomis Short Term High Yield Fund - December 31, 2025 - Statement of Investments - 67
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Fortescue Treasury Pty. Ltd. ,
4.50%, 9/15/2027(a) 1,049,000 1,046,388
1,834,095
Oil, Gas & Consumable Fuels 9 .3%
Chord Energy Corp. ,
6.00%, 10/1/2030(a) 385,000 389,721
Civitas Resources, Inc. ,
5.00%, 10/15/2026(a) 1,250,000 1,246,327
Expand Energy Corp. ,
7.00%, 10/1/2024(d) 200,000 20
Hess Midstream Operations
LP ,
5.88%, 3/1/2028(a) 905,000 921,990
5.13%, 6/15/2028(a) 349,000 350,409
Matador Resources Co. ,
6.88%, 4/15/2028(a) 810,000 827,728
PBF Holding Co. LLC ,
6.00%, 2/15/2028 320,000 316,956
Permian Resources Operating
LLC ,
8.00%, 4/15/2027(a) 595,000 602,771
SM Energy Co. ,
6.75%, 9/15/2026 625,000 625,908
Venture Global LNG, Inc. ,
8.13%, 6/1/2028(a) 1,391,000 1,408,949
Venture Global Plaquemines
LNG LLC ,
6.13%, 12/15/2030(a) 1,049,000 1,068,243
7,759,022
Pharmaceuticals 1 .9%
Teva Pharmaceutical Finance
Netherlands III BV ,
4.75%, 5/9/2027 1,571,000 1,575,014
Professional Services 1 .4%
TriNet Group, Inc. ,
3.50%, 3/1/2029(a) 1,274,000 1,203,880
Semiconductors & Semiconductor Equipment 1 .3%
Entegris, Inc. ,
4.38%, 4/15/2028(a) 1,070,000 1,062,166
Software 4 .6%
Fair Isaac Corp. ,
4.00%, 6/15/2028(a) 1,325,000 1,306,783
GoTo Group, Inc. ,
5.50%, 5/1/2028(a) 245,000 205,800
Open Text Corp. ,
3.88%, 2/15/2028(a) 660,000 647,716
3.88%, 12/1/2029(a) 910,000 863,618
PTC, Inc. ,
4.00%, 2/15/2028(a) 855,000 842,150
3,866,067
Specialized REITs 2 .0%
Iron Mountain, Inc. ,
4.88%, 9/15/2027(a) 850,000 849,137
5.25%, 3/15/2028(a) 850,000 851,916
1,701,053
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail 1 .1%
Global Auto Holdings Ltd. ,
8.38%, 1/15/2029(a) 290,000 284,925
PetSmart LLC ,
7.50%, 9/15/2032(a) 660,000 671,672
956,597
Trading Companies & Distributors 2 .5%
United Rentals North America,
Inc. ,
3.88%, 11/15/2027 531,000 527,395
4.88%, 1/15/2028 1,580,000 1,580,136
2,107,531
Total Corporate Bonds
(cost $61,627,619)
62,541,811
Loan Participations 6 .5%
Broadline Retail 1 .0%
Evergreen Acqco 1 LP, First
Lien Term Loan, (CME Term
SOFR 3 Month + 3.00%),
6.70%, 9/17/2032 (e) 214,133 214,990
StubHub Holdco Sub LLC,
First Lien Term Loan B,
(CME Term SOFR 1 Month
+ 4.75%), 8.47%, 3/15/2030
(e) 623,697 617,198
832,188
0
Building Products 1 .5%
Quikrete Holdings, Inc., First
Lien Term Loan B3, (CME
Term SOFR 1 Month +
2.25%), 5.97%, 2/10/2032
(e) 1,288,509 1,292,194
0
Chemicals 0 .5%
SCIL IV LLC, First Lien Term
Loan B2, (CME Term SOFR
6 Month + 4.00%), 7.79%,
11/8/2032 (e) 390,000 390,488
0
Financial Services 0 .5%
Osaic Holdings, Inc., First
Lien Term Loan, (CME Term
SOFR 6 Month + 3.00%),
6.60%, 8/2/2032 (e) 435,000 436,549
0
Health Care Providers & Services 0 .4%
US Fertility Enterprises LLC,
First Lien Term Loan, (CME
Term SOFR 12 Month +
3.75%), 7.29%, 12/10/2032
(e) 303,947 304,707
0
Hotels, Restaurants & Leisure 1 .0%
Entain Holdings (Gibraltar)
Ltd., First Lien Term Loan
B, (CME Term SOFR 3
Month + 2.25%), 5.92%,
10/31/2029 (e) 852,863 847,003
0

68 - Statement of Investments - December 31, 2025 - NVIT Loomis Short Term High Yield Fund
Loan Participations
Principal
Amount ($) Value ($)
Insurance 1 .0%
Ardonagh Group Finco Pty.
Ltd., First Lien Term Loan B,
(CME Term SOFR 6 Month
+ 2.75%), 6.95%, 2/18/2031
(e) 856,778 854,105
0
Professional Services 0 .5%
VT Topco, Inc., First Lien Term
Loan, (CME Term SOFR
1 Month + 3.00%), 6.87%,
8/9/2030 (e) 428,779 422,270
0
Software 0 .1%
Darktrace Finco US LLC, First
Lien Term Loan, (CME Term
SOFR 3 Month + 3.25%),
7.19%, 10/9/2031 (e) 69,824 70,036
0
Total Loan Participations
(cost $5,450,776) 5,449,540
Warrants 0 .0%
†
Number of
Warrants
Media 0.0%
†
Audacy, Inc., expiring
9/30/2028 *^∞ 189 0
Audacy, Inc., expiring
12/31/2049 *^∞ 1,135 0
Oil, Gas & Consumable Fuels 0.0%
†
Expand Energy Corp., expiring
2/9/2026 * 18 1,787
Total Warrants
(cost $0)
1,787
Short-Term Investments 0 .7%
Principal
Amount ($)
U.S. Treasury Obligations 0 .7%
U.S. Treasury Bills
3.63%, 1/15/2026(f) 250,000 249,681
0.00%, 4/7/2026 353,000 349,717
Total U.S. Treasury Obligations
(cost $599,378)
599,398
Total Short-Term Investments
(cost $599,378)
599,398
Total Investments
(cost $80,768,965) — 96.7%
81,085,233
Other assets in excess of
liabilities — 3.3% 2,737,096
NET ASSETS — 100.0%
$ 83,822,329
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2025
was $60,610,094 which represents 72.31% of net assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2025.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 7 for further information. The interest rate shown was
the current rate as of December 31, 2025.
(d) Security in default.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2025.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
CLO Collateralized Loan Obligations
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

NVIT Loomis Short Term High Yield Fund - December 31, 2025 - Statement of Investments - 69
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 10 3/2026 USD 2,087,891 (789)
Total long contracts (789)
Short Contracts
U.S. Treasury 5 Year Note (58) 3/2026 USD (6,339,672) 25,460
Total short contracts 25,460
Net contracts 24,671
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

70 - Statements of Assets and Liabilities - December 31, 2025 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT DoubleLine
Total Return
Tactical Fund
Assets:
Investment securities, at value
*
$ 100,818,130
Repurchase agreements, at value —
Cash 2,346,244
Cash pledged for swap contracts —
Deposits with broker for futures contracts 655,634
Foreign currencies, at value 69
Interest and dividends receivable 597,459
Security lending income receivable —
Receivable for investments sold —
Receivable for capital shares issued 34,434
Receivable for variation margin on futures contracts —
Due from custodian —
Receivable for reimbursement from investment adviser (Note 3) 13,701
Prepaid expenses —
Total Assets 104,465,671
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 6,568
Payable for variation margin on futures contracts 41,477
Payable for variation margin on centrally cleared swap contracts —
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 50,464
Fund administration fees 16,178
Distribution fees 8,039
Administrative servicing fees 12,712
Accounting and transfer agent fees 5,245
Trustee fees 35
Custodian fees 715
Compliance program costs (Note 3) 109
Professional fees 26,162
Printing fees 14,665
Other 1,673
Total Liabilities 184,042
Commitments and contingencies (Note 3) —
Net Assets $ 104,281,629
* Includes value of securities on loan (Note 2) —
Cost of investment securities 103,753,276
Cost of repurchase agreements —
Cost of foreign currencies 63
Represented by:
Capital $ 130,015,187
Total distributable earnings (loss) (25,733,558)
Net Assets $ 104,281,629

Fixed Income Funds - December 31, 2025 - Statements of Assets and Liabilities - 71
NVIT Government
Bond Fund
NVIT Government
Money Market Fund
NVIT J.P. Morgan
Inflation Managed
Fund
NVIT Loomis Core
Bond Fund
NVIT Loomis Short
Term Bond Fund
$ 265,835,929 $ 1,972,883,503 $ 248,240,233 $ 3,572,474,368 $ 1,258,267,159
— 1,536,000,000 — 147,464,037 77,816,658
2,770,398 1,918,511 23,450,614 50,896,769 10,176,692
— — 3,873,078 — —
118,801 — 3 — 30,195
— — — — —
1,225,686 6,062,589 1,536,929 28,225,424 10,608,862
674 — — 87,790 16,672
3,633 — 1,100,794 574,220 1,860
743,091 5,273,840 13,128 11,061 10,863
— — — — 18,413
— — 350,700 — —
7,357 — — — —
28 4,518 — 4,455 258
270,705,597 3,522,142,961 278,565,479 3,799,738,124 1,356,947,632
— 42,989,074 24,765,115 11,429 5,777,625
103,529 3,055,883 22,516 1,066,656 543,106
6,961 — 57,008 — —
— — 3,719,154 — —
— — — 147,464,037 77,816,658
114,475 738,234 34,207 1,196,866 366,833
21,435 111,308 4,756 115,540 48,349
1,445 42,718 50,517 98,262 32,819
53,477 252,977 88,004 25,848 58,316
1,467 5,388 25 9,474 4,146
67 50 3 69 23
2,247 13,327 180 28,114 9,443
297 3,322 30 3,746 1,255
22,291 30,558 28,612 32,479 27,407
32,547 30,302 — 24 8,801
2,611 6,935 6 10,700 5,954
362,849 47,280,076 28,770,133 150,063,244 84,700,735
— — — — —
$ 270,342,748 $ 3,474,862,885 $ 249,795,346 $ 3,649,674,880 $ 1,272,246,897
12,490,783 — — 358,284,952 142,449,923
276,522,367 1,972,883,503 248,445,942 3,635,427,910 1,248,435,210
— 1,536,000,000 — 147,464,037 77,816,658
— — — — —
$ 321,561,562 $ 3,474,861,894 $ 250,495,361 $ 4,086,205,113 $ 1,366,071,868
(51,218,814) 991 (700,015) (436,530,233) (93,824,971)
$ 270,342,748 $ 3,474,862,885 $ 249,795,346 $ 3,649,674,880 $ 1,272,246,897

72 - Statements of Assets and Liabilities - December 31, 2025 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT DoubleLine
Total Return
Tactical Fund
Net Assets:
Class I Shares $ 5,738
Class II Shares 63,508,904
Class IV Shares —
Class P Shares —
Class V Shares —
Class Y Shares 40,766,987
Total $ 104,281,629
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 671
Class II Shares 7,674,442
Class IV Shares —
Class P Shares —
Class V Shares —
Class Y Shares 4,919,114
Total 12,594,227
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 8 .55
Class II Shares $ 8 .28
Class IV Shares $ —
Class P Shares $ —
Class V Shares $ —
Class Y Shares $ 8 .29

Fixed Income Funds - December 31, 2025 - Statements of Assets and Liabilities - 73
NVIT Government
Bond Fund
NVIT Government
Money Market Fund
NVIT J.P. Morgan
Inflation Managed
Fund
NVIT Loomis Core
Bond Fund
NVIT Loomis Short
Term Bond Fund
$ 254,521,758 $ 1,244,381,539 $ 12,899,829 $ 54,330,515 $ 290,586,599
6,801,422 197,110,073 236,895,517 27,859,961 154,550,701
9,013,788 32,094,698 — — —
— — — 431,723,197 —
— 1,029,475,215 — — —
5,780 971,801,360 — 3,135,761,207 827,109,597
$ 270,342,748 $ 3,474,862,885 $ 249,795,346 $ 3,649,674,880 $ 1,272,246,897
26,722,152 1,244,386,810 1,255,951 5,857,038 29,502,248
716,103 197,109,945 23,108,760 3,006,971 15,746,707
947,295 32,094,843 — — —
— — — 46,586,786 —
— 1,029,475,581 — — —
608 971,804,692 — 338,314,121 83,918,275
28,386,158 3,474,871,871 24,364,711 393,764,916 129,167,230
$ 9 .52 $ 1 .00 $ 10 .27 $ 9 .28 $ 9 .85
$ 9 .50 $ 1 .00 $ 10 .25 $ 9 .27 $ 9 .81
$ 9 .52 $ 1 .00 $ — $ — $ —
$ — $ — $ — $ 9 .27 $ —
$ — $ 1 .00 $ — $ — $ —
$ 9 .51 $ 1 .00 $ — $ 9 .27 $ 9 .86

74 - Statements of Assets and Liabilities - December 31, 2025 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Loomis Short
Term High Yield
Fund
Assets:
Investment securities, at value $ 81,085,233
Cash 3,875,574
Interest and dividends receivable 882,992
Receivable for investments sold 6,491
Receivable for capital shares issued 58,565
Receivable for variation margin on futures contracts 6,094
Unrealized appreciation on unfunded commitments (Note 2) 115
Receivable for reimbursement from investment adviser (Note 3) 12,392
Prepaid expenses 32
Total Assets 85,927,488
Liabilities:
Payable for investments purchased 1,947,158
Payable for capital shares redeemed 43,699
Accrued expenses and other payables:
Investment advisory fees 49,101
Fund administration fees 15,080
Administrative servicing fees 14,784
Accounting and transfer agent fees 5,296
Trustee fees 71
Custodian fees 1,546
Compliance program costs (Note 3) 92
Professional fees 21,372
Printing fees 6,341
Other 619
Total Liabilities 2,105,159
Commitments and contingencies (Note 3) —
Net Assets $ 83,822,329
Cost of investment securities 80,768,965
Represented by:
Capital $ 99,446,299
Total distributable earnings (loss) (15,623,970)
Net Assets $ 83,822,329

Fixed Income Funds - December 31, 2025 - Statements of Assets and Liabilities - 75
The accompanying notes are an integral part of these financial statements.
NVIT Loomis Short
Term High Yield
Fund
Net Assets:
Class I Shares $ 83,822,329
Total $ 83,822,329
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 14,452,352
Total 14,452,352
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 5 .80

76 - Statements of Operations - For the Year Ended December 31, 2025 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT DoubleLine
Total Return
Tactical Fund
INVESTMENT INCOME:
Interest income $ 4,921,830
Dividend income 77,562
Income from securities lending (net of fees) (Note 2) —
Total Income 4,999,392
EXPENSES:
Investment advisory fees 546,069
Fund administration fees 76,334
Distribution fees Class II Shares 137,672
Distribution fees Class P Shares —
Administrative servicing fees Class I Shares —
Administrative servicing fees Class II Shares 137,672
Administrative servicing fees Class IV Shares —
Administrative servicing fees Class V Shares —
Professional fees 53,711
Printing fees —
Trustee fees 3,624
Custodian fees 2,414
Accounting and transfer agent fees 31,880
Compliance program costs (Note 3) 415
Other 1,260
Total expenses before fees waived and expenses reimbursed 991,051
Distribution fees waived - Class II (Note 3) (55,069)
Investment advisory fees waived (Note 3) —
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (163,767)
Expenses reimbursed by subadviser (Note 3) (5,707)
Net Expenses 766,508
NET INVESTMENT INCOME 4,232,884
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (270,503)
Expiration or closing of futures contracts (Note 2) 112,044
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) (158,459)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 2,175,885
Futures contracts (Note 2) 408,870
Translation of assets and liabilities denominated in foreign currencies (Note 2) 8
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation 2,584,763
Net realized/unrealized gains (losses) 2,426,304
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 6,659,188
(a) For the period from April 28, 2025 (commencement of operations) through December 31, 2025.
(b) For the period from January 22, 2025 (commencement of operations) through December 31, 2025.
(c) Excludes unrealized depreciation of $38,590,316 from the merger (Note 9).

Fixed Income Funds - For the Year Ended December 31, 2025 - Statements of Operations - 77
NVIT Government
Bond Fund
NVIT Government
Money Market Fund
NVIT J.P. Morgan
Inflation Managed
Fund(a)
NVIT Loomis Core
Bond Fund
NVIT Loomis Short
Term Bond Fund
$ 12,123,687 $ 144,995,849 $ 1,956,426 $ 151,308,646 $ 58,569,505
— — — — —
7,144 — — 312,047 188,473
12,130,831 144,995,849 1,956,426 151,620,693 58,757,978
1,390,003 9,394,896 71,676 12,518,847 4,092,362
127,772 920,228 29,705 899,145 354,517
15,381 545,073 109,744 119,048 397,799
— — — 908,937 (b) —
396,886 1,872,649 3,697 71,269 415,307
9,228 327,045 109,841 71,409 238,681
13,090 48,178 — — —
— 1,295,979 — — —
49,418 124,560 77,958 137,529 79,561
5,461 60,518 5,753 59,377 28,746
10,734 133,103 3,234 111,530 45,896
10,706 58,588 553 116,892 41,065
7,919 23,018 1,418 46,482 22,920
1,236 15,010 78 12,971 5,119
3,020 32,712 265 23,037 11,207
2,040,854 14,851,557 413,922 15,096,473 5,733,180
— — — — —
(10,811) — — — (98,277)
— (913,284) — — —
(70,539) — (77,005) — —
— — — — —
1,959,504 13,938,273 336,917 15,096,473 5,634,903
10,171,327 131,057,576 1,619,509 136,524,220 53,123,075
(5,741,748) 1,190 102,536 (19,863,548) 7,325,606
188,724 — 281,311 — (1,007,210)
— — (124,980) — —
(5,553,024) 1,190 258,867 (19,863,548) 6,318,396
14,327,207 — (205,709) 74,408,098 (c) 6,399,516
87,652 — (167,865) — (77,096)
— — — — —
— — (652,412) — —
14,414,859 — (1,025,986) 74,408,098 6,322,420
8,861,835 1,190 (767,119) 54,544,550 12,640,816
$ 19,033,162 $ 131,058,766 $ 852,390 $ 191,068,770 $ 65,763,891

78 - Statements of Operations - For the Year Ended December 31, 2025 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Loomis Short
Term High Yield
Fund
INVESTMENT INCOME:
Interest income $ 5,462,535
Total Income 5,462,535
EXPENSES:
Investment advisory fees 597,735
Fund administration fees 73,175
Administrative servicing fees Class I Shares 130,684
Professional fees 49,108
Printing fees 318
Trustee fees 3,373
Custodian fees 4,936
Accounting and transfer agent fees 20,085
Compliance program costs (Note 3) 386
Other 924
Total expenses before expenses reimbursed 880,724
Expenses reimbursed by adviser (Note 3) (112,269)
Net Expenses 768,455
NET INVESTMENT INCOME 4,694,080
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (3,802,989)
Expiration or closing of futures contracts (Note 2) (29,342)
Foreign currency transactions (Note 2) 11
Net realized gains (losses) (3,832,320)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 4,021,161
Futures contracts (Note 2) 24,671
Unfunded Commitments 115
Net change in unrealized appreciation/depreciation 4,045,947
Net realized/unrealized gains (losses) 213,627
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 4,907,707

The accompanying notes are an integral part of these financial statements.
80 - Statements of Changes in Net Assets - December 31, 2025 - Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 4,232,884 $ 7,461,841
Net realized gains (losses) (158,459) (6,885,347)
Net change in unrealized appreciation/depreciation 2,584,763 9,389,627
Change in net assets resulting from operations 6,659,188 9,966,121
Distributions to Shareholders From:
Distributable earnings:
Class I (223) (426)
Class II (2,301,527) (3,739,793)
Class IV — —
Class V — —
Class Y (1,611,356) (4,641,818)
Return of capital:
Class I — (59)
Class II — (520,432)
Class Y — (465,197)
Change in net assets from shareholder distributions (3,913,106) (9,367,725)
Change in net assets from capital transactions 12,808,064 (99,999,895)
Change in net assets 15,554,146 (99,401,499)
Net Assets:
Beginning of year 88,727,483 188,128,982
End of year $ 104,281,629 $ 88,727,483
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested 223 485
Cost of shares redeemed — —
Total Class I Shares 223 485
Class II Shares
Proceeds from shares issued 18,656,024 18,585,535
Dividends reinvested 2,301,527 4,260,225
Cost of shares redeemed (6,761,427) (6,150,663)
Total Class II Shares 14,196,124 16,695,097
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Class V Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class V Shares — —
Class Y Shares
Proceeds from shares issued 12,547,315 13,517,490
Dividends reinvested 1,611,356 5,107,015
Cost of shares redeemed (15,546,954) (135,319,982)
Total Class Y Shares (1,388,283) (116,695,477)
Change in net assets from capital transactions $ 12,808,064 $ (99,999,895)

Fixed Income Funds - December 31, 2025 - Statements of Changes in Net Assets - 81
NVIT Government Bond Fund NVIT Government Money Market Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 10,171,327 $ 10,157,095 $ 131,057,576 $ 144,393,877
(5,553,024) (5,553,172) 1,190 2,579
14,414,859 (2,068,583) — —
19,033,162 2,535,340 131,058,766 144,396,456
(9,767,517) (9,843,104) (47,970,096) (56,565,159)
(244,840) (202,928) (7,845,367) (10,100,700)
(341,885) (293,393) (1,234,172) (1,461,469)
— — (50,742,446) (54,811,348)
(229) (191) (23,268,212) (21,455,262)
— — — —
— — — —
— — — —
(10,354,471) (10,339,616) (131,060,293) (144,393,938)
(25,441,848) (64,186,077) (38,384,158) 705,694,699
(16,763,157) (71,990,353) (38,385,685) 705,697,217
287,105,905 359,096,258 3,513,248,570 2,807,551,353
$ 270,342,748 $ 287,105,905 $ 3,474,862,885 $ 3,513,248,570
$ 44,310,776 $ 43,608,124 $ 458,714,890 $ 508,080,859
9,767,517 9,843,104 47,936,573 56,565,159
(79,926,744) (117,525,770) (492,097,502) (440,983,912)
(25,848,451) (64,074,542) 14,553,961 123,662,106
895,645 1,170,050 306,581,694 334,586,348
244,840 202,928 7,844,965 10,100,700
(848,485) (1,199,523) (342,087,604) (352,193,432)
292,000 173,455 (27,660,945) (7,506,384)
1,098,763 787,602 11,970,288 8,195,870
341,885 293,393 1,234,172 1,461,469
(1,326,274) (1,366,176) (13,142,755) (9,941,675)
114,374 (285,181) 61,705 (284,336)
— — 761,598,474 1,366,476,122
— — 50,741,017 54,809,942
— — (1,351,134,431) (920,424,722)
— — (538,794,940) 500,861,342
— — 1,211,515,584 616,439,063
229 191 23,267,808 21,455,262
— — (721,327,331) (548,932,354)
229 191 513,456,061 88,961,971
$ (25,441,848) $ (64,186,077) $ (38,384,158) $ 705,694,699

The accompanying notes are an integral part of these financial statements.
82 - Statements of Changes in Net Assets - December 31, 2025 - Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested 26 57
Redeemed — —
Total Class I Shares 26 57
Class II Shares
Issued 2,245,578 2,149,251
Reinvested 279,311 518,087
Redeemed (819,942) (718,038)
Total Class II Shares 1,704,947 1,949,300
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Class V Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class V Shares — —
Class Y Shares
Issued 1,502,282 1,550,765
Reinvested 195,316 606,182
Redeemed (1,876,886) (15,102,684)
Total Class Y Shares (179,288) (12,945,737)
Total change in shares 1,525,685 (10,996,380)

Fixed Income Funds - December 31, 2025 - Statements of Changes in Net Assets - 83
NVIT Government Bond Fund NVIT Government Money Market Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
4,677,990 4,599,289 458,714,889 508,080,860
1,026,744 1,041,322 47,934,965 56,565,287
(8,393,906) (12,512,173) (492,097,501) (440,983,911)
(2,689,172) (6,871,562) 14,552,353 123,662,236
91,993 121,485 306,581,694 334,586,348
25,825 21,515 7,845,769 10,100,752
(91,119) (126,881) (342,087,604) (352,193,432)
26,699 16,119 (27,660,141) (7,506,332)
114,891 83,178 11,970,286 8,195,869
35,980 31,036 1,234,170 1,461,497
(139,206) (143,942) (13,142,755) (9,941,675)
11,665 (29,728) 61,701 (284,309)
— — 761,598,473 1,366,476,122
— — 50,741,017 54,809,259
— — (1,351,134,431) (920,424,723)
— — (538,794,941) 500,860,658
— — 1,211,515,584 616,439,063
24 20 23,268,615 21,455,738
— — (721,327,329) (548,932,355)
24 20 513,456,870 88,962,446
(2,650,784) (6,885,151) (38,384,158) 705,694,699

The accompanying notes are an integral part of these financial statements.
84 - Statements of Changes in Net Assets - December 31, 2025 - Fixed Income Funds
NVIT J.P. Morgan Inflation
Managed Fund
Period Ended
December 31, 2025(a)
OPERATIONS:
Net investment income $ 1,619,509
Net realized gains (losses) 258,867
Net change in unrealized appreciation/depreciation (1,025,986)
Change in net assets resulting from operations 852,390
Distributions to Shareholders From:
Distributable earnings:
Class I (81,852)
Class II (1,478,856)
Class P —
Class Y —
Change in net assets from shareholder distributions (1,560,708)
Change in net assets from capital transactions 250,503,664
Change in net assets 249,795,346
Net Assets:
Beginning of period —
End of period $ 249,795,346
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 12,947,840
Proceeds from shares issued from merger (Note 9) —
Dividends reinvested 81,852
Cost of shares redeemed (56,698)
Total Class I Shares 12,972,994
Class II Shares
Proceeds from shares issued 239,722,246
Proceeds from shares issued from merger (Note 9) —
Dividends reinvested 1,478,856
Cost of shares redeemed (3,670,432)
Total Class II Shares 237,530,670
Class P Shares
Proceeds from shares issued —
Proceeds from shares issued from merger (Note 9) —
Dividends reinvested —
Cost of shares redeemed —
Total Class P Shares —
Class Y Shares
Proceeds from shares issued —
Proceeds from shares issued from merger (Note 9) —
Dividends reinvested —
Cost of shares redeemed —
Total Class Y Shares —
Change in net assets from capital transactions $ 250,503,664

Fixed Income Funds - December 31, 2025 - Statements of Changes in Net Assets - 85
NVIT Loomis Core Bond Fund NVIT Loomis Short Term Bond Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 136,524,220 $ 70,827,887 $ 53,123,075 $ 57,996,269
(19,863,548) (29,876,985) 6,318,396 10,236,319
74,408,098 (24,038,955) 6,322,420 (3,794,317)
191,068,770 16,911,947 65,763,891 64,438,271
(1,807,765) (496,667) (12,226,002) (11,672,225)
(812,438) (2,879,142) (6,202,270) (6,866,477)
(14,199,318) (b) — — —
(107,613,697) (59,947,373) (35,318,404) (33,787,382)
(124,433,218) (63,323,182) (53,746,676) (52,326,084)
1,724,628,542 196,462,003 78,594,236 22,045,258
1,791,264,094 150,050,768 90,611,451 34,157,445
1,858,410,786 1,708,360,018 1,181,635,446 1,147,478,001
$ 3,649,674,880 $ 1,858,410,786 $ 1,272,246,897 $ 1,181,635,446
$ 17,776,056 $ 1,181,772 $ 29,686,187 $ 112,289,452
40,658,438 — — —
1,807,765 496,667 12,226,002 11,672,225
(21,704,056) (2,332,038) (19,733,211) (16,312,374)
38,538,203 (653,599) 22,178,978 107,649,303
2,224,016 6,481,233 14,679,604 17,690,274
2,482,081 — — —
812,438 2,879,142 6,202,270 6,866,477
(74,805,899) (14,978,390) (36,426,600) (42,353,336)
(69,287,364) (5,618,015) (15,544,726) (17,796,585)
72,417,456 (b) — — —
401,376,875 (b) — — —
14,199,318 (b) — — —
(58,859,835) (b) — — —
429,133,814 (b) — — —
431,442,765 454,687,804 135,712,338 34,069,302
1,209,657,303 — — —
107,613,697 59,947,373 35,318,404 33,787,382
(422,469,876) (311,901,560) (99,070,758) (135,664,144)
1,326,243,889 202,733,617 71,959,984 (67,807,460)
$ 1,724,628,542 $ 196,462,003 $ 78,594,236 $ 22,045,258

The accompanying notes are an integral part of these financial statements.
86 - Statements of Changes in Net Assets - December 31, 2025 - Fixed Income Funds
NVIT J.P. Morgan Inflation
Managed Fund
Period Ended
December 31, 2025(a)
SHARE TRANSACTIONS:
Class I Shares
Issued 1,253,470
Issued in merger (Note 9) —
Reinvested 7,948
Redeemed (5,467)
Total Class I Shares 1,255,951
Class II Shares
Issued 23,320,830
Issued in merger (Note 9) —
Reinvested 143,880
Redeemed (355,950)
Total Class II Shares 23,108,760
Class P Shares
Issued —
Issued in merger (Note 9) —
Reinvested —
Redeemed —
Total Class P Shares —
Class Y Shares
Issued —
Issued in merger (Note 9) —
Reinvested —
Redeemed —
Total Class Y Shares —
Total change in shares 24,364,711
(a) For the period from April 28, 2025 (commencement of operations) through December 31, 2025.
(b) For the period from January 22, 2025 (commencement of operations) through December 31, 2025.

Fixed Income Funds - December 31, 2025 - Statements of Changes in Net Assets - 87
NVIT Loomis Core Bond Fund NVIT Loomis Short Term Bond Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
1,924,142 129,637 2,968,415 11,551,077
4,408,449 — — —
194,907 54,050 1,239,834 1,195,993
(2,353,776) (254,910) (1,973,564) (1,663,701)
4,173,722 (71,223) 2,234,685 11,083,369
240,554 718,762 1,476,074 1,805,005
270,349 — — —
87,675 314,294 630,839 705,639
(8,143,135) (1,639,711) (3,676,401) (4,300,402)
(7,544,557) (606,655) (1,569,488) (1,789,758)
7,810,638 (b) — — —
43,559,360 (b) — — —
1,532,380 (b) — — —
(6,315,592) (b) — — —
46,586,786 (b) — — —
45,993,658 48,112,820 13,424,308 3,380,692
131,269,743 — — —
11,616,403 6,533,977 3,579,518 3,461,499
(45,478,677) (33,664,263) (9,969,709) (13,646,102)
143,401,127 20,982,534 7,034,117 (6,803,911)
186,617,078 20,304,656 7,699,314 2,489,700

88 - Statements of Changes in Net Assets - December 31, 2025 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Loomis Short Term High Yield Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 4,694,080 $ 5,349,427
Net realized losses (3,832,320) (2,603,668)
Net change in unrealized appreciation/depreciation 4,045,947 3,061,928
Change in net assets resulting from operations 4,907,707 5,807,687
Distributions to Shareholders From:
Distributable earnings:
Class I (4,816,049) (5,392,099)
Change in net assets from shareholder distributions (4,816,049) (5,392,099)
Change in net assets from capital transactions (13,216,677) (4,307,713)
Change in net assets (13,125,019) (3,892,125)
Net Assets:
Beginning of year 96,947,348 100,839,473
End of year $ 83,822,329 $ 96,947,348
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 7,498,663 $ 9,471,817
Dividends reinvested 4,816,049 5,392,099
Cost of shares redeemed (25,531,389) (19,171,629)
Total Class I Shares (13,216,677) (4,307,713)
Change in net assets from capital transactions $ (13,216,677) $ (4,307,713)
SHARE TRANSACTIONS:
Class I Shares
Issued 1,263,667 1,595,066
Reinvested 831,076 915,635
Redeemed (4,313,855) (3,257,434)
Total Class I Shares (2,219,112) (746,733)
Total change in shares (2,219,112) (746,733)

Fixed Income Funds - December 31, 2025 - Financial Highlights - 89
The accompanying notes are an integral part of these financial statements.
T
NVIT DoubleLine Total Return Tactical Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2025 $ 8.26 $ 0.41 $ 0.23 $ 0.64 $ (0.35) $ — $ — $ (0.35) $ 8.55 7.72%(g) $ 6 0.56% 4.75% 0.74% 34.94%
12/31/2024 8.74 0.41 (0.07) 0.34 (0.72) — (0.10) (0.82) 8.26 3.69%(g) 5 0.57% 4.67% 0.70% 99.10%
12/31/2023 8.54 0.29 0.21 0.50 (0.30) — — (0.30) 8.74 6.02%(g) 5 0.57% 3.36% 0.67% 83.14%
12/31/2022 10.12 0.29 (1.58) (1.29) (0.29) — — (0.29) 8.54 (12.75)%(g) 5 0.59% 3.12% 0.70% 103.94%
12/31/2021 10.41 0.22 (0.22) — (0.26) (0.03) — (0.29) 10.12 (0.04)% 6 0.62% 2.16% 0.73% 113.27%
Class II Shares
12/31/2025 8.01 0.36 0.22 0.58 (0.31) — — (0.31) 8.28 7.31% 63,509 0.98% 4.32% 1.26% 34.94%
12/31/2024 8.51 0.37 (0.09) 0.28 (0.69) — (0.09) (0.78) 8.01 3.18% 47,827 0.98% 4.28% 1.22% 99.10%
12/31/2023 8.32 0.26 0.20 0.46 (0.27) — — (0.27) 8.51 5.66% 34,205 0.98% 3.02% 1.19% 83.14%
12/31/2022 9.88 0.25 (1.55) (1.30) (0.26) — — (0.26) 8.32 (13.21)% 26,805 0.98% 2.74% 1.20% 103.94%
12/31/2021 10.18 0.18 (0.22) (0.04) (0.23) (0.03) — (0.26) 9.88 (0.45)% 24,995 0.98% 1.77% 1.20% 113.27%
Class Y Shares
12/31/2025 8.02 0.39 0.23 0.62 (0.35) — — (0.35) 8.29 7.69% 40,767 0.58% 4.74% 0.76% 34.94%
12/31/2024 8.53 0.40 (0.08) 0.32 (0.73) — (0.10) (0.83) 8.02 3.63% 40,895 0.58% 4.58% 0.70% 99.10%
12/31/2023 8.34 0.28 0.22 0.50 (0.31) — — (0.31) 8.53 6.05% 153,919 0.58% 3.32% 0.69% 83.14%
12/31/2022 9.90 0.28 (1.55) (1.27) (0.29) — — (0.29) 8.34 (12.84)% 151,298 0.58% 3.12% 0.70% 103.94%
12/31/2021 10.19 0.22 (0.22) — (0.26) (0.03) — (0.29) 9.90 —% 178,754 0.58% 2.20% 0.70% 113.27%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

90 - Financial Highlights - December 31, 2025 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
T
NVIT Government Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2025 $ 9.25 $ 0.35 $ 0.30 $ 0.65 $ (0.38) $ — $ (0.38) $ 9.52 7.00% $ 254,522 0.70% 3.64% 0.72% 39.79%
12/31/2024 9.47 0.30 (0.20) 0.10 (0.32) — (0.32) 9.25 1.03% 272,089 0.70% 3.17% 0.72% 56.85%
12/31/2023 9.30 0.26 0.17 0.43 (0.26) — (0.26) 9.47 4.70% 343,593 0.69% 2.71% 0.70% 73.73%
12/31/2022 10.87 0.19 (1.55) (1.36) (0.21) — (0.21) 9.30 (12.55)% 320,262 0.70% 1.92% 0.71% 68.52%
12/31/2021 11.29 0.14 (0.37) (0.23) (0.19) — (0.19) 10.87 (2.08)% 403,595 0.70% 1.27% 0.71% 73.45%
Class II Shares
12/31/2025 9.23 0.32 0.31 0.63 (0.36) — (0.36) 9.50 6.80% 6,801 0.95% 3.39% 0.97% 39.79%
12/31/2024 9.45 0.28 (0.20) 0.08 (0.30) — (0.30) 9.23 0.81% 6,363 0.95% 2.92% 0.97% 56.85%
12/31/2023 9.28 0.23 0.18 0.41 (0.24) — (0.24) 9.45 4.44% 6,364 0.94% 2.45% 0.95% 73.73%
12/31/2022 10.83 0.16 (1.54) (1.38) (0.17) — (0.17) 9.28 (12.74)% 6,766 0.95% 1.66% 0.96% 68.52%
12/31/2021 11.26 0.11 (0.37) (0.26) (0.17) — (0.17) 10.83 (2.36)% 9,637 0.95% 1.01% 0.96% 73.45%
Class IV Shares
12/31/2025 9.24 0.35 0.31 0.66 (0.38) — (0.38) 9.52 7.13% 9,014 0.70% 3.64% 0.72% 39.79%
12/31/2024 9.46 0.30 (0.20) 0.10 (0.32) — (0.32) 9.24 1.03% 8,648 0.70% 3.16% 0.72% 56.85%
12/31/2023 9.29 0.25 0.18 0.43 (0.26) — (0.26) 9.46 4.71% 9,134 0.69% 2.70% 0.70% 73.73%
12/31/2022 10.86 0.19 (1.55) (1.36) (0.21) — (0.21) 9.29 (12.56)% 9,293 0.70% 1.92% 0.71% 68.52%
12/31/2021 11.28 0.14 (0.37) (0.23) (0.19) — (0.19) 10.86 (2.08)% 12,096 0.70% 1.27% 0.71% 73.45%
Class Y Shares
12/31/2025 9.23 0.36 0.31 0.67 (0.39) — (0.39) 9.51 7.30%(g) 6 0.55% 3.80% 0.58% 39.79%
12/31/2024 9.45 0.31 (0.19) 0.12 (0.34) — (0.34) 9.23 1.18%(g) 5 0.56% 3.31% 0.56% 56.85%
12/31/2023 9.27 0.27 0.18 0.45 (0.27) — (0.27) 9.45 4.98%(g) 5 0.54% 2.86% 0.54% 73.73%
12/31/2022 10.84 0.20 (1.55) (1.35) (0.22) — (0.22) 9.27 (12.45)%(g) 5 0.56% 2.01% 0.56% 68.52%
12/31/2021 11.28 0.15 (0.39) (0.24) (0.20) — (0.20) 10.84 (2.11)%(g) 6 0.56% 1.38% 0.56% 73.45%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fixed Income Funds - December 31, 2025 - Financial Highlights - 91
The accompanying notes are an integral part of these financial statements.
T
NVIT Government Money Market Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Class I Shares
12/31/2025 $ 1.00 $ 0.04 $ — $ 0.04 $ (0.04) $ — $ (0.04) $ 1.00 3.91% $ 1,244,382 0.44% 3.84% 0.47%
12/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.88% 1,229,830 0.44% 4.77% 0.47%
12/31/2023 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.75% 1,106,167 0.44% 4.65% 0.47%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.30% 1,117,598 0.37% 1.37% 0.48%
12/31/2021 1.00 — — — — — — 1.00 —% 929,226 0.07% —% 0.49%
Class II Shares
12/31/2025 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 3.65% 197,110 0.69% 3.60% 0.72%
12/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.62% 224,770 0.69% 4.53% 0.72%
12/31/2023 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.49% 232,277 0.69% 4.39% 0.72%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.13% 261,351 0.57% 1.28% 0.73%
12/31/2021 1.00 — — — — — — 1.00 —% 143,396 0.07% —% 0.74%
Class IV Shares
12/31/2025 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 3.91% 32,095 0.44% 3.84% 0.47%
12/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.88% 32,033 0.44% 4.78% 0.47%
12/31/2023 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.75% 32,317 0.44% 4.65% 0.47%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.30% 31,455 0.36% 1.27% 0.48%
12/31/2021 1.00 — — — — — — 1.00 —% 34,050 0.07% —% 0.49%
Class V Shares
12/31/2025 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 3.96% 1,029,475 0.39% 3.92% 0.42%
12/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.94% 1,568,271 0.39% 4.80% 0.42%
12/31/2023 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.80% 1,067,409 0.39% 4.76% 0.42%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.33% 673,122 0.33% 1.30% 0.43%
12/31/2021 1.00 — — — — — — 1.00 —% 678,941 0.07% —% 0.44%
Class Y Shares
12/31/2025 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.07% 971,801 0.29% 3.96% 0.32%
12/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 5.04% 458,345 0.29% 4.92% 0.32%
12/31/2023 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.90% 369,382 0.29% 4.80% 0.32%
12/31/2022 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.40% 406,432 0.27% 1.61% 0.33%
12/31/2021 1.00 — — — — — — 1.00 —% 201,539 0.07% —% 0.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

92 - Financial Highlights - December 31, 2025 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
T
NVIT J.P. Morgan Inflation Managed Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2025(g) $ 10.00 $ 0.27 $ 0.07 $ 0.34 $ (0.06) $ (0.01) $ (0.07) $ 10.27 3.36% $ 12,900 0.47% 3.81% 0.47% 107.62%
Class II Shares
12/31/2025(g) 10.00 0.25 0.07 0.32 (0.06) (0.01) (0.07) 10.25 3.14% 236,896 0.75% 3.55% 0.93% 107.62%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from April 28, 2025 (commencement of operations) through December 31, 2025. Total return is calculated based on inception date of April 25, 2025 through December 31, 2025.

Fixed Income Funds - December 31, 2025 - Financial Highlights - 93
The accompanying notes are an integral part of these financial statements.
T
NVIT Loomis Core Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
12/31/2025 $ 8.98 $ 0.38 $ 0.24 $ 0.62 $ (0.32) $ — $ (0.32) $ 9.28 6.88% $ 54,331 0.58% 4.10% 0.58% 137.16%
12/31/2024 9.15 0.36 (0.23) 0.13 (0.30) — (0.30) 8.98 1.37% 15,120 0.59% 3.92% 0.59% 58.79%
12/31/2023 8.98 0.32 0.14 0.46 (0.29) — (0.29) 9.15 5.19% 16,062 0.59% 3.57% 0.59% 37.32%
12/31/2022 10.80 0.24 (1.82) (1.58) (0.23) (0.01) (0.24) 8.98 (14.69)% 17,682 0.59% 2.54% 0.59% 107.55%
12/31/2021 11.45 0.19 (0.30) (0.11) (0.22) (0.32) (0.54) 10.80 (1.03)% 19,294 0.59% 1.71% 0.59% 132.82%
Class II Shares
12/31/2025 8.95 0.36 0.23 0.59 (0.27) — (0.27) 9.27 6.56% 27,860 0.83% 3.89% 0.83% 137.16%
12/31/2024 9.12 0.34 (0.23) 0.11 (0.28) — (0.28) 8.95 1.12% 94,385 0.84% 3.67% 0.84% 58.79%
12/31/2023 8.94 0.30 0.14 0.44 (0.26) — (0.26) 9.12 5.05% 101,724 0.84% 3.33% 0.84% 37.32%
12/31/2022 10.76 0.22 (1.83) (1.61) (0.20) (0.01) (0.21) 8.94 (14.98)% 102,818 0.84% 2.26% 0.84% 107.55%
12/31/2021 11.41 0.16 (0.30) (0.14) (0.19) (0.32) (0.51) 10.76 (1.25)% 125,449 0.84% 1.45% 0.84% 132.82%
Class P Shares
12/31/2025(f) 9.00 0.35 0.23 0.58 (0.31) — (0.31) 9.27 6.45% 431,723 0.68% 3.98% 0.68% 137.16%
Class Y Shares
12/31/2025 8.97 0.40 0.23 0.63 (0.33) — (0.33) 9.27 7.03% 3,135,761 0.43% 4.25% 0.43% 137.16%
12/31/2024 9.14 0.37 (0.22) 0.15 (0.32) — (0.32) 8.97 1.53% 1,748,905 0.44% 4.07% 0.44% 58.79%
12/31/2023 8.97 0.34 0.13 0.47 (0.30) — (0.30) 9.14 5.36% 1,590,575 0.44% 3.75% 0.44% 37.32%
12/31/2022 10.79 0.26 (1.83) (1.57) (0.24) (0.01) (0.25) 8.97 (14.58)% 1,238,538 0.44% 2.69% 0.44% 107.55%
12/31/2021 11.44 0.21 (0.31) (0.10) (0.23) (0.32) (0.55) 10.79 (0.88)% 1,204,716 0.44% 1.85% 0.44% 132.82%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) For the period from January 22, 2025 (commencement of operations) through December 31, 2025. Total return is calculated based on inception date of January 21, 2025 through December 31, 2025.

94 - Financial Highlights - December 31, 2025 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
T
NVIT Loomis Short Term Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2025 $ 9.73 $ 0.44 $ 0.11 $ 0.55 $ (0.43) $ — $ — $ (0.43) $ 9.85 5.70% $ 290,587 0.54% 4.46% 0.55% 194.73%
12/31/2024 9.65 0.47 0.05 0.52 (0.44) — — (0.44) 9.73 5.35% 265,298 0.54% 4.72% 0.55% 248.47%
12/31/2023 9.47 0.39 0.17 0.56 (0.38) — — (0.38) 9.65 5.95% 156,138 0.54% 4.03% 0.55% 209.72%
12/31/2022 10.26 0.20 (0.75) (0.55) (0.17) — (0.07) (0.24) 9.47 (5.39)% 148,307 0.56% 1.99% 0.56% 80.96%
12/31/2021 10.43 0.10 (0.14) (0.04) (0.13) — — (0.13) 10.26 (0.35)%(g) 192,608 0.54% 0.99% 0.54% 140.94%
Class II Shares
12/31/2025 9.69 0.42 0.10 0.52 (0.40) — — (0.40) 9.81 5.43% 154,551 0.79% 4.22% 0.80% 194.73%
12/31/2024 9.61 0.44 0.05 0.49 (0.41) — — (0.41) 9.69 5.06% 167,877 0.79% 4.48% 0.80% 248.47%
12/31/2023 9.43 0.36 0.17 0.53 (0.35) — — (0.35) 9.61 5.69% 183,618 0.79% 3.75% 0.80% 209.72%
12/31/2022 10.22 0.17 (0.75) (0.58) (0.15) — (0.06) (0.21) 9.43 (5.67)% 196,691 0.81% 1.77% 0.81% 80.96%
12/31/2021 10.39 0.08 (0.14) (0.06) (0.11) — — (0.11) 10.22 (0.59)% 202,459 0.79% 0.74% 0.79% 140.94%
Class Y Shares
12/31/2025 9.73 0.46 0.12 0.58 (0.45) — — (0.45) 9.86 5.95% 827,110 0.39% 4.61% 0.40% 194.73%
12/31/2024 9.65 0.48 0.05 0.53 (0.45) — — (0.45) 9.73 5.49% 748,461 0.39% 4.88% 0.40% 248.47%
12/31/2023 9.47 0.40 0.17 0.57 (0.39) — — (0.39) 9.65 6.11% 807,722 0.39% 4.17% 0.40% 209.72%
12/31/2022 10.27 0.21 (0.76) (0.55) (0.17) — (0.08) (0.25) 9.47 (5.32)% 831,360 0.40% 2.10% 0.40% 80.96%
12/31/2021 10.44 0.12 (0.14) (0.02) (0.15) — — (0.15) 10.27 (0.19)% 1,338,774 0.39% 1.14% 0.39% 140.94%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fixed Income Funds - December 31, 2025 - Financial Highlights - 95
The accompanying notes are an integral part of these financial statements.
T
NVIT Loomis Short Term High Yield Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class I Shares
12/31/2025 $ 5.82 $ 0.32 $ 0.01 $ 0.33 $ (0.35) $ — $ (0.35) $ 5.80 5.66% $ 83,822 0.88% 5.39% 1.01% 164.67%
12/31/2024 5.79 0.32 0.05 0.37 (0.34) — (0.34) 5.82 6.28% 96,947 0.91% 5.48% 0.99% 26.20%
12/31/2023 5.44 0.33 0.37 0.70 (0.35) — (0.35) 5.79 13.13% 100,839 0.91% 5.76% 0.98% 14.98%
12/31/2022 6.55 0.32 (1.10) (0.78) (0.33) — (0.33) 5.44 (11.93)% 97,254 0.91% 5.30% 0.97% 40.07%
12/31/2021 6.55 0.30 0.02 0.32 (0.32) — (0.32) 6.55 4.96% 121,052 0.91% 4.45% 0.98% 40.26%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

96 - Notes to Financial Statements - December 31, 2025 - Fixed Income Funds
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2025, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the seven (7) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT DoubleLine Total Return Tactical Fund ("Total Return Tactical")
NVIT Government Bond Fund ("Government Bond")
NVIT Government Money Market Fund ("Government Money Market")
NVIT J.P. Morgan Inflation Managed Fund ("Inflation Managed")
NVIT Loomis Core Bond Fund ("Core Bond")
NVIT Loomis Short Term Bond Fund ("Short Term Bond")
NVIT Loomis Short Term High Yield Fund (formerly, NVIT Federated High Income Bond Fund) ("Short Term High
Yield")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide
Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, and other affiliated insurance companies hold shares of Total Return Tactical, Government Bond, Government Money Market, and Inflation Managed. Shares of Core Bond
and Short Term Bond are held by separate accounts established by NLIC and NLAIC, other affiliated insurance companies, and series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds and NVIT Investor Destinations Funds.
Shares of Short Term High Yield are held by separate accounts established by NLIC and NLAIC.
The Funds, as applicable, currently offer Class I, Class II, Class IV, Class P, Class V, and Class Y shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Government Money Market seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. Government Money Market invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money Market Fund," as defined in Rule 2a-7 under the 1940 Act. This means that Government Money Market invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, Government Money Market invests at least
80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by
U.S. government securities.
Government Money Market does not currently intend to impose liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”) may reserve the ability to subject Government Money Market to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government Money Market invests in short-term securities, Government Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Each Fund, except Total Return Tactical, is a diversified fund as defined in the 1940 Act. Total Return Tactical is a non-diversified fund, as defined in the 1940 Act.

Fixed Income Funds - December 31, 2025 - Notes to Financial Statements - 97
Inflation Managed commenced operations on April 28, 2025.
Effective April 14, 2025, NVIT Federated High Income Bond Fund was renamed "NVIT Loomis Short Term High Yield Fund".
Class P of Core Bond commenced operations on January 22, 2025.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees,
NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal

98 - Notes to Financial Statements - December 31, 2025 - Fixed Income Funds
models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Fixed Income Funds - December 31, 2025 - Notes to Financial Statements - 99
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2025. Please refer to the Statements of Investments for additional information on portfolio holdings.
Total Return Tactical
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 12,650,508 $ – $ 12,650,508
Collateralized Mortgage Obligations – 21,826,430 – 21,826,430
Commercial Mortgage-Backed Securities – 8,030,853 – 8,030,853
Corporate Bonds – 12,656,560 – 12,656,560
Foreign Government Securities – 556,880 – 556,880
Futures Contracts# 83,472 – – 83,472
Investment Company 1,013,241 – – 1,013,241
Mortgage-Backed Securities – 16,456,053 – 16,456,053
Short-Term Investment – 6,455,818 – 6,455,818
U.S. Treasury Obligations – 21,171,787 – 21,171,787
Total Assets $ 1,096,713 $ 99,804,889 $ – $ 100,901,602
Liabilities:
Futures Contracts# $ (33,750) $ – $ – $ (33,750)
Total Liabilities $ (33,750) $ – $ – $ (33,750)
Total $ 1,062,963 $ 99,804,889 $ – $ 100,867,852
Government Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 11,895,550 $ – $ 11,895,550
Collateralized Mortgage Obligations – 16,959,599 – 16,959,599
Commercial Mortgage-Backed Securities – 9,933,598 – 9,933,598
Mortgage-Backed Securities – 159,384,222 – 159,384,222
Short-Term Investment – 12,844,512 – 12,844,512
U.S. Government Agency Securities – 21,572,509 – 21,572,509
U.S. Treasury Obligations – 33,245,939 – 33,245,939
Total Assets $ – $ 265,835,929 $ – $ 265,835,929
Liabilities:
Futures Contracts# $ (13,525) $ – $ – $ (13,525)
Total Liabilities $ (13,525) $ – $ – $ (13,525)
Total $ (13,525) $ 265,835,929 $ – $ 265,822,404
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 1,536,000,000 $ – $ 1,536,000,000
U.S. Government Agency Securities – 538,487,140 – 538,487,140
U.S. Treasury Obligations – 1,434,396,363 – 1,434,396,363
Total $ – $ 3,508,883,503 $ – $ 3,508,883,503

100 - Notes to Financial Statements - December 31, 2025 - Fixed Income Funds
Inflation Managed
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 8,479,627 $ – $ 8,479,627
Collateralized Mortgage Obligation – 286,114 – 286,114
Corporate Bonds – 69,415,870 – 69,415,870
Foreign Government Security – 209,600 – 209,600
Futures Contracts# 106,834 – – 106,834
Inflation-linked Swaps† – – – –
Mortgage-Backed Securities – 36,547,748 – 36,547,748
U.S. Treasury Obligations – 133,301,274 – 133,301,274
Total Assets $ 106,834 $ 248,240,233 $ – $ 248,347,067
Liabilities:
Credit Default Swaps† $ – $ (60,713) $ – $ (60,713)
Futures Contracts# (274,699) – – (274,699)
Inflation-linked Swaps† – (491,094) – (491,094)
Interest Rate Swaps† – (100,606) – (100,606)
Total Liabilities $ (274,699) $ (652,413) $ – $ (927,112)
Total $ (167,865) $ 247,587,820 $ – $ 247,419,955
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 443,976,760 $ – $ 443,976,760
Collateralized Mortgage Obligations – 8,150,350 – 8,150,350
Commercial Mortgage-Backed Securities – 61,870,851 – 61,870,851
Corporate Bonds – 1,266,536,008 – 1,266,536,008
Foreign Government Security – 4,627,970 – 4,627,970
Mortgage-Backed Securities – 862,164,650 – 862,164,650
Municipal Bonds – 15,999,513 – 15,999,513
Repurchase Agreements – 147,464,037 – 147,464,037
U.S. Treasury Obligations – 909,148,266 – 909,148,266
Total $ – $ 3,719,938,405 $ – $ 3,719,938,405
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 295,858,168 $ – $ 295,858,168
Collateralized Mortgage Obligations – 202,089 – 202,089
Commercial Mortgage-Backed Securities – 33,619,578 – 33,619,578
Corporate Bonds – 609,423,614 – 609,423,614
Futures Contracts# 251,763 – – 251,763
Mortgage-Backed Securities – 10,250,101 – 10,250,101
Repurchase Agreements – 77,816,658 – 77,816,658
Short-Term Investment – 3,800,000 – 3,800,000
U.S. Treasury Obligations – 305,113,609 – 305,113,609
Total Assets $ 251,763 $ 1,336,083,817 $ – $ 1,336,335,580
Liabilities:
Futures Contracts# $ (16,412) $ – $ – $ (16,412)
Total Liabilities $ (16,412) $ – $ – $ (16,412)
Total $ 235,351 $ 1,336,083,817 $ – $ 1,336,319,168

Fixed Income Funds - December 31, 2025 - Notes to Financial Statements - 101
Short Term High Yield
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 11,087,841 $ – $ 11,087,841
Collateralized Mortgage Obligations – 581,165 – 581,165
Commercial Mortgage-Backed Securities – 822,587 – 822,587
Common Stocks
Media – – – –
Oil, Gas & Consumable Fuels 1,104 – – 1,104
Total Common Stocks $ 1,104 $ – $ – $ 1,104
Corporate Bonds
Automobile Components – 1,897,554 – 1,897,554
Automobiles – 1,844,504 – 1,844,504
Chemicals – 1,433,844 – 1,433,844
Commercial Services & Supplies – 1,602,899 – 1,602,899
Construction & Engineering – 427,594 – 427,594
Consumer Finance – 1,125,845 – 1,125,845
Consumer Staples Distribution & Retail – 1,745,223 – 1,745,223
Diversified Telecommunication Services – 2,443,026 – 2,443,026
Electric Utilities – 551,481 – 551,481
Electrical Equipment – 672,252 – 672,252
Energy Equipment & Services – 1,061,589 – 1,061,589
Financial Services – 2,879,512 – 2,879,512
Food Products – 1,002,440 – 1,002,440
Gas Utilities – 519,974 – 519,974
Health Care Equipment & Supplies – 1,988,093 – 1,988,093
Health Care Providers & Services – 2,393,829 – 2,393,829
Hotels, Restaurants & Leisure – 6,403,686 – 6,403,686
Household Durables – 350,142 – 350,142
Insurance – 3,982,785 – 3,982,785
IT Services – 621,690 – 621,690
Media – 5,528,424 – 5,528,424
Metals & Mining – 1,834,095 – 1,834,095
Oil, Gas & Consumable Fuels – 7,759,022 – 7,759,022
Pharmaceuticals – 1,575,014 – 1,575,014
Professional Services – 1,203,880 – 1,203,880
Semiconductors & Semiconductor
Equipment – 1,062,166 – 1,062,166
Software – 3,866,067 – 3,866,067
Specialized REITs – 1,701,053 – 1,701,053
Specialty Retail – 956,597 – 956,597
Trading Companies & Distributors – 2,107,531 – 2,107,531
Total Corporate Bonds $ – $ 62,541,811 $ – $ 62,541,811
Futures Contracts# 25,460 – – 25,460
Loan Participations – 5,449,540 – 5,449,540
Short-Term Investments – 599,398 – 599,398
Warrants   1,787 – – 1,787
Total Assets $ 28,351 $ 81,082,342 $ – $ 81,110,693
Liabilities:
Futures Contracts# $ (789) $ – $ – $ (789)
Total Liabilities $ (789) $ – $ – $ (789)
Total $ 27,562 $ 81,082,342 $ – $ 81,109,904
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
As of December 31, 2025, Short Term High Yield held one common stock investement, one corporate bond investment and two warrants investments that were categorized as Level 3 investments which were each valued at $0.

102 - Notes to Financial Statements - December 31, 2025 - Fixed Income Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2025, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to
Short Term High Yield
Common
Stocks Total
Balance as of 12/31/2024 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Distributions — —
Purchases
*
634,091 634,091
Sales — —
Change in Unrealized Appreciation/Depreciation (634,091) (634,091)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 12/31/2025 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 12/31/2025 ** $ (634,091) $ (634,091)
*
Purchases include all purchases of securities and securities received in corporate actions.
**
Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

Fixed Income Funds - December 31, 2025 - Notes to Financial Statements - 103
manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of December 31, 2025 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

104 - Notes to Financial Statements - December 31, 2025 - Fixed Income Funds
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
As of December 31, 2025, the Funds had no open forward foreign currency contracts.
(f) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.

Fixed Income Funds - December 31, 2025 - Notes to Financial Statements - 105
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
As of December 31, 2025, the Funds had no open option contracts.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

106 - Notes to Financial Statements - December 31, 2025 - Fixed Income Funds
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2025:
t
Total Return Tactical
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 83,472
Total $ 83,472
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (33,750)
Total $ (33,750)
Government Bond
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (13,525)
Total $ (13,525)
Inflation Managed
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 106,834
Total $ 106,834

Fixed Income Funds - December 31, 2025 - Notes to Financial Statements - 107
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2025:
Liabilities: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (60,713)
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts (591,699)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (274,699)
Total $ (927,111)
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 251,763
Total $ 251,763
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (16,412)
Total $ (16,412)
Short Term High Yield
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 25,460
Total $ 25,460
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (789)
Total $ (789)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Total Return Tactical
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 112,044
Total $ 112,044
Government Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 188,724
Total $ 188,724

108 - Notes to Financial Statements - December 31, 2025 - Fixed Income Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2025:
Inflation Managed
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (59,475)
Interest rate risk (65,505)
Futures Contracts
Interest rate risk 281,311
Total $ 156,331
Short Term Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (1,007,210)
Total $ (1,007,210)
Short Term High Yield
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (29,342)
Total $ (29,342)
Total Return Tactical
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 408,870
Total $ 408,870
Government Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 87,652
Total $ 87,652
Inflation Managed
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (60,713)
Interest rate risk (591,699)
Futures Contracts
Interest rate risk (167,865)
Total $ (820,277)
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (77,096)
Total $ (77,096)
Short Term High Yield
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 24,671
Total $ 24,671

Fixed Income Funds - December 31, 2025 - Notes to Financial Statements - 109
The following is a summary of the Funds' average volume of derivative instruments held for the year ended December 31, 2025:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of December 31, 2025, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
(h) Unfunded Commitments
Each Fund may enter into commitments to buy and sell investments including commitments to buy Loan Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and priced as part of a related Loan
Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to
Total Return Tactical
Futures Contracts:
Average Notional Balance Long $ 49,054,244
Average Notional Balance Short $ 3,840,909
Government Bond
Futures Contracts:
Average Notional Balance Long $ 27,625,353
Average Notional Balance Short $ 983,938
Inflation Managed
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 6,913,462
Centrally Cleared Inflation Linked Swaps:
Average Notional Balance—Pays Fixed rate $ 26,547,308
Futures Contracts:
Average Notional Balance Long $ 10,600,687
Average Notional Balance Short $ 3,837,881
Short Term Bond
Futures Contracts:
Average Notional Balance Long $ 38,067,792
Average Notional Balance Short $ 45,956,362
Short Term High Yield
Futures Contracts:
Average Notional Balance Long $ 1,712,883
Average Notional Balance Short $ 4,850,474

110 - Notes to Financial Statements - December 31, 2025 - Fixed Income Funds
the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
As of December 31, 2025, certain Funds had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower.
(i) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(j) Securities Lending
During the year ended December 31, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
Short Term High Yield
Unfunded
Commitment
Funded
Commitment
Total
Commitment
Security
Description
Maturity
Date Rate
Par
Amount Value
Par
Amount Value
Par
Amount Value
US Fertility Enterprises LLC,
Delayed Draw First Lien
Term Loan 12/10/2032 0.00% $ 46,053 $ 46,168 $– $– $ 46,053 $ 46,168

Fixed Income Funds - December 31, 2025 - Notes to Financial Statements - 111
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(k) Joint Repurchase Agreements
During the year ended December 31, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Core Bond $ 147,464,037
Short Term Bond 77,816,658

112 - Notes to Financial Statements - December 31, 2025 - Fixed Income Funds
As of December 31, 2025, the joint repos on a gross basis were as follows:
Bank of America NA, 3.85%, dated 12/31/2025, due 1/2/2026, repurchase price $98,020,961, collateralized by U.S. Government
Agency Securities, ranging from 2.50% - 3.50%, maturing 5/1/2049 - 9/1/2050; total market value $99,960,000.
BofA Securities, Inc., 3.85%, dated 12/31/2025, due 1/2/2026, repurchase price $50,010,694, collateralized by U.S. Government
Agency Securities, ranging from 1.34% - 5.25%, maturing 10/20/2034 - 2/20/2073; total market value $51,000,000.
Cantor Fitzgerald & Co., 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $131,688,142, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 8.50%, maturing 3/1/2026 - 11/20/2075; total market value
$134,293,264.
Cantor Fitzgerald & Co., 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $148,531,680, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 8.50%, maturing 3/1/2026 - 11/20/2075; total market value
$151,470,009.
CF Secured, LLC, 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $215,045,867, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 1.13% - 7.50%, maturing 3/31/2026 - 4/20/2071; total market value $219,346,790.
Citi Global Market, Inc., 3.81%, dated 12/31/2025, due 1/2/2026, repurchase price $138,529,316, collateralized by U.S.
Government Treasury Securities, ranging from 2.38% - 4.25%, maturing 2/15/2028 - 10/31/2029; total market value
$141,270,038.
MetLife, Inc., 3.83%, dated 12/31/2025, due 1/2/2026, repurchase price $150,031,917, collateralized by U.S. Government
Treasury Securities, ranging from 2.63% - 5.50%, maturing 1/31/2026 - 8/15/2048; total market value $153,077,523.
Pershing LLC, 3.72%, dated 12/31/2025, due 1/2/2026, repurchase price $215,044,433, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 2/15/2026 - 12/20/2075; total market value
$219,300,007.

Fixed Income Funds - December 31, 2025 - Notes to Financial Statements - 113
As of December 31, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Core Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BofA Securities, Inc. $ 7,000,000 $ – $ 7,000,000 $ (7,000,000) $ –
Cantor Fitzgerald &
Co. 9,464,037 – 9,464,037 (9,464,037) –
Cantor Fitzgerald &
Co. 40,000,000 – 40,000,000 (40,000,000) –
CF Secured, LLC 23,000,000 – 23,000,000 (23,000,000) –
Citi Global Market,
Inc. 8,000,000 – 8,000,000 (8,000,000) –
MetLife, Inc. 46,000,000 – 46,000,000 (46,000,000) –
Pershing LLC 14,000,000 – 14,000,000 (14,000,000) –
Total $ 147,464,037 $ – $ 147,464,037 $ (147,464,037) $ –
Short Term Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
BofA Securities, Inc. 3,000,000 – 3,000,000 (3,000,000) –
Cantor Fitzgerald &
Co. 1,316,658 – 1,316,658 (1,316,658) –
Cantor Fitzgerald &
Co. 3,500,000 – 3,500,000 (3,500,000) –
CF Secured, LLC 49,000,000 – 49,000,000 (49,000,000) –
MetLife, Inc. 9,000,000 – 9,000,000 (9,000,000) –
Pershing LLC 7,000,000 – 7,000,000 (7,000,000) –
Total $ 77,816,658 $ – $ 77,816,658 $ (77,816,658) $ –
* As of December 31, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

114 - Notes to Financial Statements - December 31, 2025 - Fixed Income Funds
During the year ended December 31, 2025, Government Money Market, along with another series of Nationwide Mutual Funds
(“NMF”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan Chase Bank, N.A. (“JPMorgan”), Government Money Market’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-
upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York
Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest.
In the event of default of the obligation to repurchase, Government Money Market has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Government Money Market may be delayed or limited.
As of December 31, 2025, the joint repos on a gross basis were as follows:
Banco Santander SA, 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $489,104,320, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 2.00% - 7.50%, maturing 9/1/2029 - 6/1/2063; total market value
$499,895,176.
Canadian Imperial Bank of Commerce, 3.83%, dated 12/31/2025, due 1/2/2026, repurchase price $390,082,983, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% - 7.50%, maturing 8/31/2027 - 4/15/2060; total market value $397,800,000.
MUFG Securities Ltd., 3.82%, dated 12/31/2025, due 1/2/2026, repurchase price $170,036,078, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.63%, maturing 11/15/2026 - 2/15/2055; total market value
$173,400,035.
MUFG Securities Ltd., 3.83%, dated 12/31/2025, due 1/2/2026, repurchase price $240,051,067, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.25% - 6.50%, maturing 12/1/2027 - 3/1/2055; total market value
$257,679,615.
Nomura Securities International, Inc., 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $100,021,333, collateralized by U.S. Government Agency Securities, ranging from 2.00% - 6.00%, maturing 7/1/2038 - 2/15/2067; total market value
$102,020,876.
RBC Dominion Securities, Inc., 3.82%, dated 12/31/2025, due 1/2/2026, repurchase price $250,053,055, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 6.50%, maturing 4/15/2029 - 7/15/2066; total market value
$255,000,173.
Royal Bank of Canada, 3.85%, dated 12/31/2025, due 1/2/2026, repurchase price $150,032,083, collateralized by U.S.
Government Treasury Securities, ranging from 1.75% - 4.50%, maturing 4/30/2027 - 8/15/2047; total market value
$153,000,052.

Fixed Income Funds - December 31, 2025 - Notes to Financial Statements - 115
As of December 31, 2025, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
(l) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s
Statement of Operations.
(m) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2025 are primarily attributable to treatment of notional principal contracts, amortization, distribution in excess, merger transactions, and paydown reclass. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2025 may primarily be attributable to mark-to-market adjustments on futures, amortization, and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Government Money Market
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Banco Santander SA $ 411,000,000 $ – $ 411,000,000 $ (411,000,000) $ –
Canadian Imperial
Bank of Commerce 315,000,000 – 315,000,000 (315,000,000) –
MUFG Securities Ltd. 160,000,000 – 160,000,000 (160,000,000) –
MUFG Securities Ltd. 200,000,000 – 200,000,000 (200,000,000) –
Nomura Securities
International, Inc. 100,000,000 – 100,000,000 (100,000,000) –
RBC Dominion
Securities, Inc. 200,000,000 – 200,000,000 (200,000,000) –
Royal Bank of Canada 150,000,000 – 150,000,000 (150,000,000) –
Total $ 1,536,000,000 $ – $ 1,536,000,000 $ (1,536,000,000) $ –
* As of December 31, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

116 - Notes to Financial Statements - December 31, 2025 - Fixed Income Funds
Reclassifications for the year ended December 31, 2025 were as follows:
(n) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax
Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the year ended December 31, 2025, the Funds did not pay a significant amount of foreign or U.S.
federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
(o) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(p) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
Fund Capital
Total
Distributable
Earnings (Loss)
Total Return Tactical $ (985,100) $ 985,100
Government Bond – –
Government Money Market – –
Inflation Managed (8,303) 8,303
Core Bond 223,869,052 (223,869,052)
Short Term Bond – –
Short Term High Yield – –

Fixed Income Funds - December 31, 2025 - Notes to Financial Statements - 117
As of December 31, 2025, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2026.
During the year ended December 31, 2025, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Subadviser
Total Return Tactical DoubleLine Capital LP
Government Bond Nationwide Asset Management, LLC ("NWAM")(a)
Government Money Market Dreyfus Cash Investment Strategies
Inflation Managed J.P. Morgan Investment Management Inc.
Core Bond Loomis, Sayles & Company, L.P. ("Loomis")
Short Term Bond Loomis
Short Term High Yield(b) Loomis
(a) NWAM is an affiliate of NFA.
(b) Effective April 11, 2025, Loomis, Sayles & Company, L.P. was appointed as the subadviser to the Fund. Effective April 11, 2025,
Federated Investment Management Company was terminated and ceased serving as subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Total Return Tactical Up to $500 million 0.58%
$500 million up to $1 billion 0.555%
$1 billion and more 0.53%
Government Bond Up to $250 million 0.50%
$250 million up to $1 billion 0.475%
$1 billion up to $2 billion 0.45%
$2 billion up to $5 billion 0.425%
$5 billion and more 0.40%
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Inflation Managed Up to $1 billion 0.16%
$1 billion and more 0.15%
Core Bond Up to $1 billion 0.40%
$1 billion and more 0.38%
Short Term Bond Up to $1 billion 0.35%
$1 billion and up to $1.5 billion 0.34%
$1.5 billion and more 0.33%
Short Term High Yield Up to $50 million 0.75%
$50 million up to $250 million 0.60%
$250 million up to $500 million 0.55%
$500 million and more 0.50%
Fund
Advisory Fee
Waiver
(annual rate)
Government Bond 0.015%(a)
Short Term Bond 0.00837
(a) Terminated effective April 1, 2025.
Fund Amount
Government Bond $ 10,811
Short Term Bond 98,277

118 - Notes to Financial Statements - December 31, 2025 - Fixed Income Funds
During the year ended December 31, 2025, NFA voluntarily waived investment advisory fees payable by Government Money
Market, for which NFA shall not be entitled to later seek recoupment. The following table provides the voluntary waivers which may be discontinued at anytime at the discretion of NFA.
For the year ended December 31, 2025, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $411,844 during the year ended December 31, 2025.
DoubleLine has agreed to reimburse Total Return Tactical for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended December 31, 2025, DoubleLine reimbursed the Fund $5,707.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2026.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, (excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a
Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2026.
Fund Amount
Government Money Market $ 913,284
Fund
Effective Advisory Fee
Rate Before Contractual*
and Voluntary** Fee
Waivers and Expense
Reimbursements ***
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory Fee
Rate After Voluntary**
Fee Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers and Expense
Reimbursements
Total Return Tactical 0.58 % N/A       N/A 0.41%
Government Bond 0.50 0.49 %       N/A 0.47
Government Money
Market 0.28 N/A 0.25% 0.25
Inflation Managed 0.16 N/A       N/A 0.00
Core Bond 0.39 N/A       N/A 0.39
Short Term Bond 0.35 0.34       N/A 0.34
Short Term High Yield 0.69 N/A       N/A 0.56
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Total Return Tactical All Classes 0.58%
Government Bond All Classes 0.54 (a)
Inflation Managed All Classes 0.25 (b)
Short Term High Yield All Classes 0.72 (c)
(a) Effective April 1, 2025.
(b) Effective April 28, 2025.
(c) Effective April 14, 2025, prior to this the expense limitation rate was 0.76%.
Fund Classes
Amount
(annual rate)
Short Term Bond Class Y 0.54%

Fixed Income Funds - December 31, 2025 - Notes to Financial Statements - 119
On November 14, 2025, the Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds'
operating expenses, (excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business), including the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 14, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2025, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2025, NFM earned an aggregate of $2,480,876 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Fund Classes
Amount
(annual rate)
Government Money Market Class Y 0.36%
Inflation Managed Class I 0.52%
Class II 0.77%
Short Term Bond Class I 0.67%
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount Total
Total Return Tactical $ 188,599 $ 193,056 $ 163,767 $ 545,422
Government Bond — — 70,539 70,539
Government Money Market — — — —
Inflation Managed — — 77,005(a) 77,005
Core Bond — — — —
Short Term Bond — — — —
Short Term High Yield 65,068 76,863 112,269 254,200
(a) For the period from April 28, 2025 (commencement of operations) through December 31, 2025.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

120 - Notes to Financial Statements - December 31, 2025 - Fixed Income Funds
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2025, the Funds' aggregate portion of such costs amounted to $35,215.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2026:
During the year ended December 31, 2025, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund, 0.20% of the average daily net assets of Class IV shares of the Fund, and 0.10% of the average daily net assets of Class V shares of each Fund.
For the year ended December 31, 2025, the effective rates for administrative services fees were as follows:
Fund
Class II
Shares
Class P
Shares
Total Return Tactical 0.25% N/A
Government Bond 0.25% N/A
Government Money Market 0.25% N/A
Inflation Managed 0.25% N/A
Core Bond 0.25% 0.25%
Short Term Bond 0.25% N/A
Short Term High Yield N/A N/A
N/A - Not Applicable.
Fund
Distribution
Fee Waiver
(Annual Rate)
Total Return Tactical 0.10%
Fund Amount
Total Return Tactical $ 55,069
Fund Class I Class II Class IV Class V
Total Return Tactical N/A 0.25 % N/A N/A
Government Bond 0.15% 0.15 0.15 % N/A
Government Money Market 0.15 0.15 0.15 0.10%
Inflation Managed 0.23 0.25 N/A N/A
Core Bond 0.15 0.15 N/A N/A
Short Term Bond 0.15 0.15 N/A N/A
Short Term High Yield 0.15 N/A N/A N/A
N/A — Not Applicable.

Fixed Income Funds - December 31, 2025 - Notes to Financial Statements - 121
For the year ended December 31, 2025, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statements of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each
Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the year ended December 31, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2025, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended December 31, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
For the year ended December 31, 2025, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
Fund Amount
Total Return Tactical $ 137,672
Government Bond 419,204
Government Money Market 3,543,851
Inflation Managed 113,538
Core Bond 142,678
Short Term Bond 653,988
Short Term High Yield 130,684
Fund Purchases
*
Sales
*
Total Return Tactical $ 41,437,130 $ 30,333,552
Government Bond 110,049,697 136,784,957
Inflation Managed 319,429,248 74,000,915
Core Bond 4,297,619,102 4,223,715,760
Short Term Bond 2,315,677,041 2,242,025,545
Short Term High Yield 137,579,095 151,611,790
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Total Return Tactical $ 6,392,422 $ 1,711,641
Government Bond 53,947,730 63,036,302
Inflation Managed 163,876,121 30,496,986
Core Bond 1,298,873,239 1,345,892,798
Short Term Bond 987,866,239 933,531,383

122 - Notes to Financial Statements - December 31, 2025 - Fixed Income Funds
6. Portfolio Investment Risks
(a) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(b) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(c) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(d) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Fixed Income Funds - December 31, 2025 - Notes to Financial Statements - 123
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(e) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

124 - Notes to Financial Statements - December 31, 2025 - Fixed Income Funds
(f) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(g) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(h) Risks from Underlying Funds
The Underlying Funds in which certain Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of a Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in a Fund. Information about Underlying Fund risks may be found in such Underlying Fund’s annual or semi-annual report to shareholders.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Mergers
At close of business on February 28, 2025, NVIT Loomis Core Bond Fund (“Acquiring Fund”) acquired all of the net assets of
NVIT BNY Mellon Core Plus Bond Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on October 23, 2024. The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of
179,507,901 shares of the Acquiring Fund, valued at $1,654,174,697, for the assets of the Target Fund. The investment portfolio of the Target Fund, with a fair value of $1,636,967,094 and identified cost of $1,675,557,410 at February 28, 2025, was the principal asset acquired by the Acquiring Fund. The net assets of the Acquiring Fund immediately before the acquisition were
$1,976,508,953. The net assets of the Acquiring Fund immediately following the acquisition were $3,630,683,650. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values;
however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class I, Class II,
Class P and Class Y shares of the Target Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund.

Fixed Income Funds - December 31, 2025 - Notes to Financial Statements - 125
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
The following pro forma information for the year ended December 31, 2025 is provided as though the reorganization had been completed on January 1, 2025, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $147,439,031;
Net gains (losses) on investments $(27,510,723);
Net change in unrealized appreciation/depreciation $115,753,527; and
Net increase (decrease) in net assets resulting from operations $235,681,835.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since February 28, 2025.
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2025 was as follows:
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
NVIT BNY Mellon Core Plus Bond Fund $(38,590,316)
Class I 4,159,170 $40,658,438 $9.78
Class II 249,917 2,482,081 9.93
Class P 40,845,803 401,376,875 9.83
Class Y 122,997,885 1,209,657,303 9.84
Acquiring Fund
NVIT Loomis Core Bond Fund $(47,500,551)
Class I
1,527,048 $14,083,725 $9.22
Class II
10,231,086 93,931,888 9.18
Class P
555 5,119 9.21
Class Y
202,764,840 1,868,488,221 9.22
After Reorganization
NVIT Loomis Core Bond Fund $(86,090,867)
Class I
5,935,496 $54,742,163 $9.22
Class II
10,501,435 96,413,969 9.18
Class P
43,559,915 401,381,994 9.21
Class Y
334,034,583 3,078,145,524 9.22
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Total Return Tactical $ 3,913,106 $ – $ 3,913,106 $ – $ 3,913,106
Government Bond 10,354,471 – 10,354,471 – 10,354,471
Government Money Market 131,060,293 – 131,060,293 – 131,060,293
Inflation Managed 1,518,985 41,723 1,560,708 – 1,560,708
Core Bond 124,433,218 – 124,433,218 – 124,433,218
Short Term Bond 53,746,676 – 53,746,676 – 53,746,676
Short Term High Yield 4,816,049 – 4,816,049 – 4,816,049
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

126 - Notes to Financial Statements - December 31, 2025 - Fixed Income Funds
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2025, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2025.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Total Return Tactical $ 8,382,037 $ – $ 8,382,037 $ 985,688 $ 9,367,725
Government Bond 10,339,616 – 10,339,616 – 10,339,616
Government Money Market 144,393,938 – 144,393,938 – 144,393,938
Inflation Managed – – – – –
Core Bond 63,323,182 – 63,323,182 – 63,323,182
Short Term Bond 52,326,084 – 52,326,084 – 52,326,084
Short Term High Yield 5,392,099 – 5,392,099 – 5,392,099
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains
and Losses
Distributions
Payable
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)*
Total
Accumulated
Earnings
(Deficit)
Total Return Tactical $ 107,151 $ – $ 107,151 $ 2,172 $ – $ (22,881,557) (2,961,324) (25,733,558)
Government Bond 920,940 – 920,940 – – (41,445,629) (10,694,125) (51,218,814)
Government Money Market 991 – 991 – – – – 991
Inflation Managed 109,793 19,888 129,681 – – – (829,696) (700,015)
Core Bond 26,920,540 – 26,920,540 – – (396,290,280) (67,160,493) (436,530,233)
Short Term Bond 9,961,164 – 9,961,164 – – (113,459,443) 9,673,308 (93,824,971)
Short Term High Yield 434,355 – 434,355 – – (16,337,790) 279,465 (15,623,970)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Total Return Tactical $ 103,807,935 $ 1,599,611 $ (4,539,694) $ (2,940,083)
Government Bond 276,516,529 3,373,870 (14,067,995) (10,694,125)
Government Money Market 3,508,883,503 – – –
Inflation Managed 247,576,837 603,962 (1,433,658) (829,696)
Core Bond 3,787,035,139 25,977,745 (93,074,479) (67,096,734)
Short Term Bond 1,326,578,425 10,733,160 (992,417) 9,740,743
Short Term High Yield 80,830,554 1,199,867 (920,517) 279,350
Fund Amount
Total Return Tactical $ (22,881,557)
Government Bond (41,445,629)
Core Bond (396,290,280)
Short Term Bond (113,459,443)
Short Term High Yield (16,337,790)

Fixed Income Funds - December 31, 2025 - Notes to Financial Statements - 127
During the year ended December 31, 2025, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund Utilized
Total Return Tactical $ 156,082
Short Term Bond 6,131,174

128 - Report of Independent Registered Public Accounting Firm - December 31, 2025 - Fixed Income Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT DoubleLine Total Return
Tactical Fund, NVIT Government Bond Fund, NVIT Government Money Market Fund, NVIT J.P. Morgan Inflation
Managed Fund, NVIT Loomis Core Bond Fund, NVIT Loomis Short Term Bond Fund and NVIT Loomis Short Term High
Yield Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of each of the funds listed in the table below (seven of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2026
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.
NVIT DoubleLine Total Return Tactical Fund (1) NVIT Loomis Core Bond Fund (1)
NVIT Government Bond Fund (1) NVIT Loomis Short Term Bond Fund (1)
NVIT Government Money Market Fund (1) NVIT Loomis Short Term High Yield Fund (1)
NVIT J.P. Morgan Inflation Managed Fund (2)
(1) Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and 2024.
(2) Statement of operations and statement of changes in net assets for the period from April 28, 2025
(commencement of operations) through December 31, 2025.

Fixed Income Funds - December 31, 2025 (Unaudited) - Supplemental Information - 129
Other Federal Tax Information
For the year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.
The Fund designates the following amount, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund Amount
Inflation Managed $ 41,723

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-CFX (2-26)

Annual Financial Statements
December 31, 2025
Nationwide Variable Insurance Trust
Index Funds
NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT NASDAQ-100 Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may choose this option by:
- Calling 1-800-848-6331
- Logging into your account at https://www.nationwide.com/personal/investing/mutual-funds/
and choosing ‘Log in’, or by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form
N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and
N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust also makes this information available to investors on https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.
The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available:
- By calling 1-800-848-0920
- On the Fund’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the SEC’s website at http://www.sec.gov
Funds are required to disclose proxy votes using the issuer’s proxy card language and order, categorize votes by topic, and report shares voted versus shares loaned but not recalled.
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 1-800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and is not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company.
©2026 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 126
Statements of Operations 130
Statements of Changes in Net Assets 132
Financial Highlights 140
Notes to Financial Statements 146
Report of Independent Registered Public Accounting Firm 173
Supplemental Information 174

2 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Asset-Backed Securities 0 .4%
Principal
Amount ($) Value ($)
Airlines 0 .0%
†
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 45,908 47,072
Series 2023-1, Class A,
5.80%, 1/15/2036 72,772 76,017
Series 2024-1, Class A,
5.88%, 2/15/2037 24,138 24,726
147,815
Automobiles 0 .2%
GM Financial Consumer
Automobile Receivables
Trust, Series 2024-4, Class
A3, 4.40%, 8/16/2029 750,000 755,624
Honda Auto Receivables
Owner Trust, Series 2024-3,
Class A3, 4.57%, 3/21/2029 500,000 503,800
Nissan Auto Receivables
Owner Trust, Series
2025-A, Class A4, 4.57%,
11/15/2030 400,000 407,153
Santander Drive Auto
Receivables Trust
Series 2024-1, Class B,
5.23%, 12/15/2028 210,000 210,933
Series 2023-2, Class C,
5.47%, 12/16/2030 600,000 609,382
Toyota Auto Receivables
Owner Trust, Series
2025-B, Class A3, 4.34%,
11/15/2029 100,000 100,785
World Omni Auto Receivables
Trust, Series 2025-C, Class
A3, 4.08%, 11/15/2030 300,000 301,679
2,889,356
Credit Card 0 .2%
American Express Credit
Account Master Trust
Series 2024-3, Class A,
4.65%, 7/15/2029 550,000 557,528
Series 2023-4, Class A,
5.15%, 9/16/2030 500,000 516,757
Series 2025-3, Class A,
4.51%, 4/15/2032 100,000 102,166
BA Credit Card Trust, Series
2025-A1, Class A, 4.31%,
5/15/2030 500,000 506,011
Synchrony Card Issuance
Trust, Series 2025-A3,
Class A, 4.06%, 11/15/2031 70,000 70,329
1,752,791
Total Asset-Backed Securities
(cost $4,744,799)
4,789,962
Commercial Mortgage-Backed Securities 1 .4%
Principal
Amount ($) Value ($)
BANK
Series 2022-BNK43, Class
A5, 4.40%, 8/15/2055 550,000 539,767
Series 2018-BN12, Class
AS, 4.34%, 5/15/2061(a) 250,000 246,274
Series 2020-BN25, Class C,
3.35%, 1/15/2063(a) 100,000 87,646
BBCMS Mortgage Trust,
Series 2024-5C25, Class C,
6.64%, 3/15/2057(a) 250,000 256,980
BBCMS Trust, Series 2021-
C10, Class ASB, 2.27%,
7/15/2054 250,000 236,646
Benchmark Mortgage Trust
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 995,758
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 2,903,905
Series 2024-V5, Class B,
6.06%, 1/10/2057(a) 100,000 102,130
BMARK, Series 2023-
V4, Class B, 7.46%,
11/15/2056(a) 200,000 211,585
BMO Mortgage Trust
Series 2024-C9, Class C,
6.38%, 7/15/2057(a) 200,000 205,388
Series 2024-5C6, Class A3,
5.32%, 9/15/2057 190,000 195,392
Series 2025-C11, Class A5,
5.69%, 2/15/2058 500,000 527,709
CSAIL Commercial Mortgage
Trust, Series 2018-
CX11, Class B, 4.45%,
4/15/2051(a) 250,000 242,717
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K517, Class A2,
5.36%, 1/25/2029(a) 1,000,000 1,038,672
Series K094, Class A2,
2.90%, 6/25/2029 500,000 484,081
Series K112, Class A2,
1.31%, 5/25/2030 1,000,000 894,107
Series K115, Class A2,
1.38%, 6/25/2030 960,000 858,682
Series K120, Class A2,
1.50%, 10/25/2030 2,000,000 1,779,894
Series K-154, Class A2,
4.35%, 1/25/2033(a) 1,000,000 1,001,254
Series K-159, Class A2,
4.50%, 7/25/2033(a) 200,000 201,815
Series K-165, Class A2,
4.49%, 9/25/2034 500,000 501,938
FNMA ACES REMICS
Series 2017-M12, Class A2,
3.06%, 6/25/2027(a) 250,622 247,830
Series 2018-M14, Class A2,
3.58%, 8/25/2028(a) 1,268,709 1,256,901
Morgan Stanley Capital I Trust
Series 2020-L4, Class AS,
2.88%, 2/15/2053 500,000 459,693

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 3
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2021-L7, Class A5,
2.57%, 10/15/2054 1,000,000 892,048
Wells Fargo Commercial
Mortgage Trust
Series 2018-C43, Class AS,
4.15%, 3/15/2051(a) 100,000 98,742
Series 2025-5C6, Class A3,
5.19%, 10/15/2058 500,000 514,202
Series 2025-5C6, Class B,
5.98%, 10/15/2058(a) 250,000 258,834
Total Commercial Mortgage-Backed
Securities
(cost $17,481,414) 17,240,590
Corporate Bonds 23 .8%
Aerospace & Defense 0 .5%
Boeing Co. (The) ,
6.26%, 5/1/2027(b) 100,000 102,602
3.20%, 3/1/2029(b) 150,000 145,421
6.30%, 5/1/2029(b) 80,000 84,916
2.95%, 2/1/2030(b) 85,000 80,531
5.15%, 5/1/2030 75,000 77,063
6.39%, 5/1/2031(b) 80,000 86,815
3.60%, 5/1/2034(b) 100,000 90,854
6.53%, 5/1/2034 50,000 55,318
3.25%, 2/1/2035 100,000 87,559
5.71%, 5/1/2040(b) 175,000 178,636
3.90%, 5/1/2049 100,000 74,483
3.75%, 2/1/2050(b) 200,000 145,451
5.81%, 5/1/2050(b) 200,000 196,719
6.86%, 5/1/2054 20,000 22,463
5.93%, 5/1/2060(b) 160,000 156,889
General Dynamics Corp. ,
2.63%, 11/15/2027 300,000 294,752
2.25%, 6/1/2031(b) 30,000 27,287
2.85%, 6/1/2041 50,000 37,692
4.25%, 4/1/2050(b) 75,000 63,261
General Electric Co. ,
4.30%, 7/29/2030 25,000 25,212
Series A, 6.75%, 3/15/2032 225,000 254,863
4.90%, 1/29/2036(b) 50,000 50,764
5.88%, 1/14/2038(b) 90,000 97,518
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027 100,000 98,844
5.35%, 1/15/2030 25,000 25,838
5.75%, 1/15/2035(b) 25,000 26,435
L3Harris Technologies, Inc. ,
5.05%, 6/1/2029 50,000 51,354
2.90%, 12/15/2029 25,000 23,748
1.80%, 1/15/2031 185,000 163,273
5.25%, 6/1/2031 45,000 46,819
5.35%, 6/1/2034 35,000 36,231
4.85%, 4/27/2035 90,000 89,768
5.50%, 8/15/2054(b) 25,000 24,424
Leidos, Inc. ,
2.30%, 2/15/2031(b) 98,000 88,175
Lockheed Martin Corp. ,
4.15%, 8/15/2028 50,000 50,318
4.50%, 2/15/2029(b) 45,000 45,702
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Lockheed Martin Corp.,
4.40%, 8/15/2030 45,000 45,432
4.70%, 12/15/2031 30,000 30,746
3.90%, 6/15/2032(b) 50,000 48,981
5.25%, 1/15/2033(b) 25,000 26,276
4.80%, 8/15/2034 50,000 50,520
3.60%, 3/1/2035(b) 85,000 78,444
4.07%, 12/15/2042 93,000 79,449
4.70%, 5/15/2046(b) 75,000 68,009
4.09%, 9/15/2052 50,000 39,627
4.15%, 6/15/2053(b) 50,000 39,960
5.70%, 11/15/2054(b) 25,000 25,222
5.20%, 2/15/2055(b) 40,000 37,666
4.30%, 6/15/2062 100,000 78,905
5.90%, 11/15/2063 30,000 30,996
Northrop Grumman Corp. ,
3.25%, 1/15/2028 75,000 74,038
4.60%, 2/1/2029 50,000 50,760
4.65%, 7/15/2030 75,000 76,332
4.90%, 6/1/2034(b) 50,000 50,697
5.25%, 7/15/2035(b) 40,000 41,410
4.75%, 6/1/2043 150,000 138,198
4.03%, 10/15/2047 75,000 60,243
4.95%, 3/15/2053 50,000 45,060
5.20%, 6/1/2054(b) 50,000 46,741
RTX Corp. ,
4.13%, 11/16/2028 250,000 250,832
5.75%, 1/15/2029(b) 75,000 78,445
6.00%, 3/15/2031(b) 75,000 80,787
1.90%, 9/1/2031 50,000 43,892
2.38%, 3/15/2032 60,000 53,462
5.15%, 2/27/2033 50,000 51,640
6.10%, 3/15/2034(b) 85,000 92,998
4.70%, 12/15/2041 50,000 46,655
4.50%, 6/1/2042(b) 150,000 135,594
3.75%, 11/1/2046 100,000 77,490
4.63%, 11/16/2048 175,000 152,448
3.03%, 3/15/2052 95,000 61,955
5.38%, 2/27/2053(b) 95,000 91,297
6.40%, 3/15/2054(b) 50,000 55,023
Textron, Inc. ,
6.10%, 11/15/2033 75,000 80,738
4.95%, 3/15/2036 25,000 24,816
5,849,782
Air Freight & Logistics 0 .1%
FedEx Corp. ,
4.90%, 1/15/2034 200,000 200,828
4.75%, 11/15/2045(b) 100,000 86,506
4.55%, 4/1/2046(b) 100,000 84,091
4.05%, 2/15/2048 50,000 38,258
5.25%, 5/15/2050(b) 100,000 92,135
GXO Logistics, Inc. ,
6.25%, 5/6/2029(b) 25,000 26,329
6.50%, 5/6/2034(b) 25,000 27,006
United Parcel Service, Inc. ,
3.05%, 11/15/2027(b) 100,000 98,847
4.65%, 10/15/2030(b) 50,000 51,178
5.25%, 5/14/2035(b) 35,000 36,273
6.20%, 1/15/2038(b) 95,000 104,669
3.40%, 9/1/2049 170,000 120,622
5.30%, 4/1/2050(b) 75,000 71,762

4 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Air Freight & Logistics
United Parcel Service, Inc.,
5.05%, 3/3/2053(b) 60,000 55,010
5.50%, 5/22/2054(b) 50,000 48,595
5.95%, 5/14/2055(b) 35,000 36,128
5.60%, 5/22/2064 50,000 48,253
6.05%, 5/14/2065 25,000 25,830
1,252,320
Automobile Components 0 .0%
†
Aptiv Swiss Holdings Ltd. ,
3.25%, 3/1/2032(b) 110,000 102,787
5.40%, 3/15/2049 50,000 46,002
3.10%, 12/1/2051 32,000 20,554
4.15%, 5/1/2052(b) 50,000 38,450
BorgWarner, Inc. ,
2.65%, 7/1/2027 55,000 53,890
Lear Corp. ,
2.60%, 1/15/2032(b) 50,000 44,426
5.25%, 5/15/2049(b) 25,000 22,563
Magna International, Inc. ,
5.05%, 3/14/2029 25,000 25,684
5.50%, 3/21/2033 20,000 20,945
375,301
Automobiles 0 .1%
Ford Motor Co. ,
3.25%, 2/12/2032 300,000 264,350
6.10%, 8/19/2032 100,000 103,037
4.75%, 1/15/2043 200,000 158,386
General Motors Co. ,
6.80%, 10/1/2027 100,000 104,070
5.63%, 4/15/2030(b) 25,000 26,048
6.25%, 4/15/2035 100,000 106,040
6.60%, 4/1/2036(b) 106,000 115,361
5.15%, 4/1/2038 100,000 96,227
6.25%, 10/2/2043(b) 50,000 50,701
5.20%, 4/1/2045(b) 75,000 67,363
Honda Motor Co. Ltd. ,
4.44%, 7/8/2028 75,000 75,722
4.69%, 7/8/2030 50,000 50,624
2.97%, 3/10/2032(b) 25,000 22,848
5.34%, 7/8/2035(b) 50,000 51,089
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 75,000 88,835
Toyota Motor Corp. ,
4.19%, 6/30/2027 50,000 50,304
5.12%, 7/13/2028 25,000 25,756
4.45%, 6/30/2030 25,000 25,305
5.12%, 7/13/2033 25,000 25,977
5.05%, 6/30/2035(b) 25,000 25,724
1,533,767
Banks 4 .1%
Banco Santander SA ,
5.29%, 8/18/2027(b) 400,000 407,337
5.59%, 8/8/2028 200,000 207,280
5.44%, 7/15/2031(b) 200,000 209,969
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.23%, 11/22/2032(c) 200,000 183,026
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA,
6.94%, 11/7/2033 200,000 228,869
Bank of America Corp. ,
(SOFR + 2.04%), 4.95%,
7/22/2028(b)(c) 250,000 253,540
(SOFR + 1.99%), 6.20%,
11/10/2028(b)(c) 70,000 72,738
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(c) 200,000 197,484
Series FIX, (SOFR
+ 0.83%), 4.98%,
1/24/2029(c) 225,000 229,211
(SOFR + 1.63%), 5.20%,
4/25/2029(b)(c) 215,000 220,506
(SOFR + 1.11%), 4.62%,
5/9/2029(b)(c) 240,000 243,184
(SOFR + 1.06%), 2.09%,
6/14/2029(c) 100,000 95,390
(CME Term SOFR 3
Month + 1.57%), 4.27%,
7/23/2029(c) 100,000 100,458
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(b)(c) 300,000 298,311
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 300,000 279,534
(SOFR + 1.37%), 1.92%,
10/24/2031(c) 400,000 357,700
(SOFR + 1.32%), 2.69%,
4/22/2032(c) 330,000 302,826
(SOFR + 1.21%), 2.57%,
10/20/2032(c) 280,000 252,533
(SOFR + 1.33%), 2.97%,
2/4/2033(c) 350,000 320,077
(SOFR + 1.83%), 4.57%,
4/27/2033(b)(c) 140,000 139,657
(SOFR + 2.16%), 5.02%,
7/22/2033(c) 190,000 193,734
(SOFR + 1.91%), 5.29%,
4/25/2034(c) 180,000 185,318
(SOFR + 1.84%), 5.87%,
9/15/2034(c) 100,000 106,715
(SOFR + 1.65%), 5.47%,
1/23/2035(c) 210,000 218,761
(SOFR + 1.74%), 5.52%,
10/25/2035(c) 100,000 102,422
(SOFR + 1.31%), 5.51%,
1/24/2036(b)(c) 245,000 255,436
(SOFR + 1.70%), 5.74%,
2/12/2036(b)(c) 180,000 187,560
(SOFR + 1.64%), 5.46%,
5/9/2036(b)(c) 140,000 145,743
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(c) 150,000 139,891
(CME Term SOFR 3
Month + 1.58%), 4.08%,
4/23/2040(c) 100,000 89,287
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 250,000 184,332

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
5.88%, 2/7/2042(b) 125,000 132,820
(SOFR + 1.58%), 3.31%,
4/22/2042(c) 175,000 138,058
5.00%, 1/21/2044(b) 50,000 48,211
(CME Term SOFR 3
Month + 1.78%), 4.33%,
3/15/2050(c) 200,000 168,016
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(c) 300,000 240,372
(SOFR + 1.56%), 2.97%,
7/21/2052(b)(c) 50,000 32,762
Bank of Montreal ,
Series H, 4.70%,
9/14/2027(b) 150,000 151,949
(United States SOFR
Compounded Index
+ 0.75%), 4.06%,
9/22/2028(c) 75,000 75,050
5.72%, 9/25/2028(b) 100,000 104,260
(SOFR + 1.25%), 4.64%,
9/10/2030(b)(c) 125,000 126,582
5.51%, 6/4/2031 75,000 78,912
(United States SOFR
Compounded Index
+ 1.08%), 4.35%,
9/22/2031(b)(c) 75,000 74,905
Bank of Nova Scotia (The) ,
1.95%, 2/2/2027 50,000 49,010
5.40%, 6/4/2027(b) 25,000 25,527
(SOFR + 1.00%), 4.40%,
9/8/2028(c) 25,000 25,128
(SOFR + 0.76%), 4.04%,
9/15/2028(b)(c) 50,000 49,999
(SOFR + 0.89%), 4.93%,
2/14/2029(b)(c) 50,000 50,960
5.45%, 8/1/2029 25,000 26,026
4.85%, 2/1/2030 60,000 61,404
(SOFR + 1.07%), 5.13%,
2/14/2031(c) 50,000 51,514
(SOFR + 1.09%), 4.34%,
9/15/2031(c) 50,000 49,828
2.45%, 2/2/2032 50,000 44,657
(SOFR + 1.44%), 4.74%,
11/10/2032(c) 25,000 25,275
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.05%),
4.59%, 5/4/2037(c) 92,000 89,636
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
5.50%, 8/9/2028(b)(c) 200,000 204,335
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(b)(c) 200,000 211,367
(SOFR + 0.96%), 5.09%,
2/25/2029(c) 200,000 203,818
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Barclays plc,
+ 1.90%), 4.97%,
5/16/2029(c) 200,000 203,316
(SOFR + 1.56%), 4.94%,
9/10/2030(c) 200,000 203,963
(SOFR + 1.23%), 5.37%,
2/25/2031(b)(c) 200,000 206,714
(SOFR + 1.91%), 5.34%,
9/10/2035(c) 200,000 203,238
5.25%, 8/17/2045(b) 205,000 196,910
4.95%, 1/10/2047 200,000 184,072
Canadian Imperial Bank of
Commerce ,
3.45%, 4/7/2027(b) 80,000 79,593
5.24%, 6/28/2027(b) 50,000 50,948
(SOFR + 0.72%), 4.86%,
1/13/2028(c) 25,000 25,195
5.00%, 4/28/2028 60,000 61,350
(United States SOFR
Compounded Index +
0.60%), 4.24%, 9/8/2028(b)
(c) 25,000 25,096
5.99%, 10/3/2028 50,000 52,511
(SOFR + 1.03%), 4.86%,
3/30/2029(b)(c) 50,000 50,827
5.26%, 4/8/2029 75,000 77,666
(SOFR + 1.34%), 4.63%,
9/11/2030(c) 50,000 50,684
(SOFR + 1.11%), 5.25%,
1/13/2031(c) 25,000 25,781
(United States SOFR
Compounded Index +
1.17%), 4.58%, 9/8/2031(b)
(c) 75,000 75,572
6.09%, 10/3/2033 50,000 54,328
Citibank NA ,
4.58%, 5/29/2027 250,000 252,550
5.80%, 9/29/2028(b) 250,000 262,168
Citigroup, Inc. ,
4.45%, 9/29/2027(b) 200,000 201,287
(SOFR + 1.14%), 4.64%,
5/7/2028(b)(c) 175,000 176,421
(SOFR + 0.87%), 4.79%,
3/4/2029(b)(c) 200,000 202,866
(SOFR + 1.36%), 5.17%,
2/13/2030(c) 105,000 107,746
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(c) 250,000 247,734
(SOFR + 1.34%), 4.54%,
9/19/2030(b)(c) 200,000 201,590
(SOFR + 1.42%), 2.98%,
11/5/2030(c) 200,000 190,475
(SOFR + 1.15%), 2.67%,
1/29/2031(c) 100,000 93,604
(SOFR + 3.91%), 4.41%,
3/31/2031(c) 175,000 174,971
(SOFR + 2.11%), 2.57%,
6/3/2031(c) 300,000 277,960
(SOFR + 1.17%), 4.50%,
9/11/2031(b)(c) 120,000 120,371

6 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 245,000 222,344
(SOFR + 1.94%), 3.79%,
3/17/2033(b)(c) 265,000 252,672
(SOFR + 2.09%), 4.91%,
5/24/2033(c) 335,000 339,015
(SOFR + 2.66%), 6.17%,
5/25/2034(c) 245,000 260,186
(SOFR + 1.45%), 5.45%,
6/11/2035(b)(c) 200,000 207,118
(SOFR + 1.83%), 6.02%,
1/24/2036(b)(c) 195,000 204,241
(SOFR + 1.47%), 5.33%,
3/27/2036(b)(c) 155,000 158,557
(SOFR + 1.49%), 5.17%,
9/11/2036(c) 120,000 121,122
(SOFR + 4.55%), 5.32%,
3/26/2041(b)(c) 200,000 200,256
4.65%, 7/23/2048(b) 200,000 176,414
(SOFR + 1.75%), 5.61%,
3/4/2056(b)(c) 70,000 69,702
Citizens Financial Group, Inc. ,
2.50%, 2/6/2030 120,000 111,605
(SOFR + 1.26%), 5.25%,
3/5/2031(b)(c) 25,000 25,689
(SOFR + 1.91%), 5.72%,
7/23/2032(c) 50,000 52,420
(SOFR + 2.33%), 6.65%,
4/25/2035(b)(c) 25,000 27,489
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(b)(c) 40,000 40,602
Comerica, Inc. ,
4.00%, 2/1/2029 250,000 247,434
Cooperatieve Rabobank UA ,
5.25%, 5/24/2041 175,000 175,701
Fifth Third Bancorp ,
(SOFR + 1.36%), 4.06%,
4/25/2028(c) 40,000 39,962
(United States SOFR
Compounded Index
+ 2.19%), 6.36%,
10/27/2028(b)(c) 60,000 62,420
(SOFR + 2.34%), 6.34%,
7/27/2029(c) 106,000 111,631
(United States SOFR
Compounded Index
+ 2.13%), 4.77%,
7/28/2030(c) 60,000 60,719
(SOFR + 1.84%), 5.63%,
1/29/2032(c) 100,000 104,959
(SOFR + 1.66%), 4.34%,
4/25/2033(b)(c) 40,000 39,102
HSBC Holdings plc ,
(SOFR + 3.35%), 7.39%,
11/3/2028(b)(c) 215,000 227,290
(SOFR + 1.03%), 4.90%,
3/3/2029(b)(c) 200,000 202,919
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
(SOFR + 1.97%), 6.16%,
3/9/2029(b)(c) 400,000 416,437
(SOFR + 1.29%), 2.21%,
8/17/2029(c) 200,000 190,215
(CME Term SOFR 3
Month + 1.87%), 3.97%,
5/22/2030(c) 200,000 197,569
(SOFR + 1.95%), 2.36%,
8/18/2031(c) 300,000 272,863
(SOFR + 1.19%), 4.62%,
11/6/2031(c) 200,000 200,617
(SOFR + 1.52%), 5.73%,
5/17/2032(b)(c) 200,000 210,783
(SOFR + 2.53%), 4.76%,
3/29/2033(c) 200,000 198,839
(SOFR + 1.56%), 5.45%,
3/3/2036(b)(c) 200,000 206,341
6.50%, 5/2/2036 100,000 108,089
(SOFR + 1.88%), 5.79%,
5/13/2036(b)(c) 200,000 211,254
(SOFR + 1.96%), 5.74%,
9/10/2036(c) 200,000 205,878
(SOFR + 1.43%), 5.13%,
11/6/2036(b)(c) 200,000 200,547
(SOFR + 2.65%), 6.33%,
3/9/2044(b)(c) 200,000 219,060
Huntington Bancshares, Inc. ,
(SOFR + 1.97%), 4.44%,
8/4/2028(c) 30,000 30,164
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
2.49%, 8/15/2036(c) 250,000 216,749
ING Groep NV ,
3.95%, 3/29/2027(b) 300,000 299,834
4.55%, 10/2/2028(b) 200,000 202,469
(SOFR + 1.77%), 5.55%,
3/19/2035(c) 200,000 208,023
JPMorgan Chase & Co. ,
4.25%, 10/1/2027(b) 500,000 503,634
(SOFR + 1.19%), 5.04%,
1/23/2028(c) 80,000 80,828
(SOFR + 0.93%), 4.98%,
7/22/2028(c) 50,000 50,745
(SOFR + 1.99%), 4.85%,
7/25/2028(b)(c) 180,000 182,314
(SOFR + 0.86%), 4.51%,
10/22/2028(b)(c) 110,000 111,078
(SOFR + 1.02%), 2.07%,
6/1/2029(c) 100,000 95,491
(SOFR + 1.45%), 5.30%,
7/24/2029(c) 85,000 87,597
(SOFR + 1.57%), 6.09%,
10/23/2029(c) 165,000 173,794
(SOFR + 1.31%), 5.01%,
1/23/2030(b)(c) 175,000 179,323
(CME Term SOFR 3
Month + 1.42%), 3.70%,
5/6/2030(c) 250,000 246,236

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 1.75%), 4.57%,
6/14/2030(b)(c) 200,000 202,327
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(c) 300,000 284,594
(SOFR + 1.04%), 4.60%,
10/22/2030(b)(c) 200,000 202,808
(SOFR + 1.01%), 5.14%,
1/24/2031(b)(c) 225,000 232,559
(CME Term SOFR 3
Month + 3.79%), 4.49%,
3/24/2031(c) 300,000 302,608
(SOFR + 2.04%), 2.52%,
4/22/2031(b)(c) 100,000 93,153
(SOFR + 1.44%), 5.10%,
4/22/2031(b)(c) 135,000 139,384
(SOFR + 0.93%), 4.26%,
10/22/2031(c) 135,000 134,590
(SOFR + 1.18%), 2.55%,
11/8/2032(b)(c) 210,000 189,503
(SOFR + 1.26%), 2.96%,
1/25/2033(c) 130,000 119,298
(SOFR + 1.80%), 4.59%,
4/26/2033(b)(c) 35,000 35,185
(SOFR + 2.08%), 4.91%,
7/25/2033(c) 115,000 117,152
(SOFR + 2.58%), 5.72%,
9/14/2033(b)(c) 100,000 105,719
(SOFR + 1.85%), 5.35%,
6/1/2034(c) 150,000 155,851
(SOFR + 1.81%), 6.25%,
10/23/2034(c) 135,000 148,221
(SOFR + 1.62%), 5.34%,
1/23/2035(c) 100,000 103,642
(SOFR + 1.49%), 5.77%,
4/22/2035(c) 150,000 159,839
(SOFR + 1.46%), 5.29%,
7/22/2035(c) 150,000 154,752
(SOFR + 1.34%), 4.95%,
10/22/2035(b)(c) 125,000 126,232
(SOFR + 1.32%), 5.50%,
1/24/2036(c) 140,000 146,317
(SOFR + 1.68%), 5.57%,
4/22/2036(b)(c) 235,000 246,552
(SOFR + 1.19%), 4.81%,
10/22/2036(c) 195,000 193,628
6.40%, 5/15/2038 175,000 197,685
(CME Term SOFR 3
Month + 1.62%), 3.88%,
7/24/2038(c) 150,000 134,664
5.60%, 7/15/2041(b) 100,000 104,238
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(c) 125,000 89,920
4.85%, 2/1/2044 150,000 141,963
(SOFR + 1.55%), 5.53%,
11/29/2045(b)(c) 150,000 152,285
(CME Term SOFR 3
Month + 1.84%), 4.26%,
2/22/2048(b)(c) 150,000 127,323
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(c) 150,000 120,673
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 200,000 135,817
(SOFR + 1.58%), 3.33%,
4/22/2052(b)(c) 150,000 106,342
KeyBank NA ,
5.85%, 11/15/2027(b) 250,000 257,545
KeyCorp ,
2.25%, 4/6/2027 50,000 48,869
(United States SOFR
Compounded Index +
2.42%), 6.40%, 3/6/2035(b)
(c) 80,000 86,895
Korea Development Bank
(The) ,
4.38%, 2/15/2033 200,000 200,266
Kreditanstalt fuer
Wiederaufbau ,
3.88%, 6/15/2028 1,200,000 1,209,165
4.63%, 3/18/2030(b) 80,000 82,828
3.75%, 7/15/2030 50,000 50,084
4.13%, 7/15/2033(b) 400,000 402,186
0.00%, 6/29/2037(d) 250,000 151,637
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.80%),
3.75%, 3/18/2028(c) 200,000 199,269
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.70%),
5.87%, 3/6/2029(c) 300,000 311,030
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
5.68%, 1/5/2035(b)(c) 200,000 210,559
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.50%),
3.37%, 12/14/2046(c) 300,000 220,991
M&T Bank Corp. ,
(United States SOFR
Compounded Index
+ 1.78%), 4.55%,
8/16/2028(c) 40,000 40,212
(SOFR + 1.40%), 5.18%,
7/8/2031(b)(c) 30,000 30,799
(SOFR + 1.85%), 5.05%,
1/27/2034(c) 88,000 88,561
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.43%),
5.40%, 7/30/2035(c) 25,000 25,247
(SOFR + 1.61%), 5.39%,
1/16/2036(b)(c) 100,000 101,615
Mitsubishi UFJ Financial
Group, Inc. ,
3.74%, 3/7/2029(b) 400,000 396,419

8 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mitsubishi UFJ Financial
Group, Inc.,
3.20%, 7/18/2029(b) 300,000 289,997
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
2.31%, 7/20/2032(c) 300,000 267,539
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.85%, 1/19/2033(c) 200,000 181,391
3.75%, 7/18/2039(b) 200,000 174,611
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.71%, 7/8/2031(b)(c) 200,000 202,582
(CME Term SOFR 3
Month + 1.77%), 2.20%,
7/10/2031(c) 200,000 182,018
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
5.75%, 7/6/2034(b)(c) 200,000 211,841
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.07%),
5.32%, 7/8/2036(b)(c) 200,000 205,453
Morgan Stanley Bank NA ,
(SOFR + 0.91%), 5.02%,
1/12/2029(b)(c) 250,000 254,596
Morgan Stanley Private Bank
NA ,
(SOFR + 0.77%), 4.47%,
7/6/2028(c) 250,000 251,684
(SOFR + 0.78%), 4.20%,
11/17/2028(c) 250,000 250,781
(SOFR + 1.02%), 4.47%,
11/19/2031(c) 250,000 250,655
National Australia Bank Ltd. ,
3.91%, 6/9/2027(b) 250,000 250,562
4.79%, 1/10/2029(b) 250,000 255,495
NatWest Group plc ,
+ 1.75%), 4.89%,
5/18/2029(c) 200,000 203,364
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
5.12%, 5/23/2031(c) 200,000 205,301
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.50%),
5.78%, 3/1/2035(b)(c) 200,000 211,472
Oesterreichische Kontrollbank
AG ,
4.13%, 1/18/2029(b) 460,000 466,183
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.62%), 5.35%,
12/2/2028(b)(c) 135,000 138,411
3.45%, 4/23/2029 100,000 98,354
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
PNC Financial Services
Group, Inc. (The),
(SOFR + 1.20%), 5.49%,
5/14/2030(b)(c) 100,000 104,122
(SOFR + 1.07%), 5.22%,
1/29/2031(b)(c) 90,000 93,121
(SOFR + 1.33%), 4.90%,
5/13/2031(b)(c) 50,000 51,171
(SOFR + 0.98%), 2.31%,
4/23/2032(b)(c) 75,000 67,662
(SOFR + 1.26%), 4.81%,
10/21/2032(c) 75,000 76,326
(United States SOFR
Compounded Index
+ 2.14%), 6.04%,
10/28/2033(b)(c) 100,000 108,008
(SOFR + 1.93%), 5.07%,
1/24/2034(b)(c) 125,000 127,891
(SOFR + 1.95%), 5.94%,
8/18/2034(c) 100,000 107,358
(SOFR + 2.28%), 6.88%,
10/20/2034(b)(c) 85,000 96,188
(SOFR + 1.90%), 5.68%,
1/22/2035(b)(c) 100,000 105,413
(SOFR + 1.60%), 5.40%,
7/23/2035(b)(c) 50,000 51,718
(SOFR + 1.39%), 5.58%,
1/29/2036(c) 75,000 78,196
Regions Financial Corp. ,
(SOFR + 1.49%), 5.72%,
6/6/2030(b)(c) 50,000 52,126
Royal Bank of Canada ,
4.88%, 1/19/2027 50,000 50,517
2.05%, 1/21/2027(b) 200,000 196,368
3.63%, 5/4/2027(b) 40,000 39,954
4.24%, 8/3/2027 90,000 90,626
6.00%, 11/1/2027(b) 146,000 151,577
(United States SOFR
Compounded Index
+ 0.86%), 4.52%,
10/18/2028(c) 50,000 50,488
(SOFR + 0.70%), 4.00%,
11/3/2028(b)(c) 75,000 75,049
(SOFR + 0.89%), 4.50%,
8/6/2029(b)(c) 100,000 100,971
(United States SOFR
Compounded Index
+ 1.08%), 4.65%,
10/18/2030(b)(c) 125,000 126,743
(SOFR + 1.03%), 5.15%,
2/4/2031(c) 125,000 128,689
(SOFR + 1.06%), 4.70%,
8/6/2031(b)(c) 75,000 75,964
(SOFR + 0.98%), 4.31%,
11/3/2031(b)(c) 75,000 74,631
3.88%, 5/4/2032 40,000 38,854
5.00%, 5/2/2033 55,000 56,468
5.15%, 2/1/2034(b) 100,000 104,234
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027(b) 78,000 78,218

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Santander Holdings USA, Inc.,
(SOFR + 2.36%), 6.50%,
3/9/2029(b)(c) 60,000 62,522
(SOFR + 2.70%), 6.57%,
6/12/2029(b)(c) 24,000 25,092
(SOFR + 2.50%), 6.17%,
1/9/2030(c) 40,000 41,689
(SOFR + 1.88%), 5.74%,
3/20/2031(b)(c) 50,000 51,739
(SOFR + 3.28%), 7.66%,
11/9/2031(c) 50,000 56,005
(SOFR + 2.14%), 6.34%,
5/31/2035(b)(c) 35,000 37,530
Santander UK Group Holdings
plc ,
(SOFR + 2.60%), 6.53%,
1/10/2029(b)(c) 200,000 208,955
Sumitomo Mitsui Financial
Group, Inc. ,
3.36%, 7/12/2027(b) 300,000 297,864
5.72%, 9/14/2028(b) 200,000 208,306
1.90%, 9/17/2028(b) 200,000 188,894
2.75%, 1/15/2030(b) 200,000 188,345
(SOFR + 1.50%), 5.25%,
7/8/2036(b)(c) 200,000 204,853
2.93%, 9/17/2041(b) 300,000 220,085
Toronto-Dominion Bank (The) ,
1.95%, 1/12/2027 100,000 98,118
2.80%, 3/10/2027 100,000 98,716
4.98%, 4/5/2027 75,000 75,951
4.11%, 6/8/2027 100,000 100,281
4.69%, 9/15/2027(b) 90,000 91,172
4.86%, 1/31/2028 50,000 50,819
5.52%, 7/17/2028(b) 75,000 77,704
4.11%, 10/13/2028 50,000 50,122
4.78%, 12/17/2029 50,000 51,174
4.81%, 6/3/2030 75,000 76,538
2.45%, 1/12/2032 100,000 89,383
5.30%, 1/30/2032(b) 50,000 52,218
3.20%, 3/10/2032(b) 75,000 69,900
4.46%, 6/8/2032(b) 55,000 54,893
4.93%, 10/15/2035 50,000 49,963
Truist Financial Corp. ,
1.13%, 8/3/2027(b) 300,000 287,340
(SOFR + 1.37%), 4.12%,
6/6/2028(b)(c) 65,000 65,164
(SOFR + 1.44%), 4.87%,
1/26/2029(b)(c) 80,000 81,273
(SOFR + 2.45%), 7.16%,
10/30/2029(b)(c) 30,000 32,363
(SOFR + 1.31%), 5.07%,
5/20/2031(b)(c) 100,000 102,731
(SOFR + 2.30%), 6.12%,
10/28/2033(b)(c) 100,000 108,051
(SOFR + 1.85%), 5.12%,
1/26/2034(c) 30,000 30,567
(SOFR + 2.36%), 5.87%,
6/8/2034(c) 45,000 47,884
(SOFR + 1.92%), 5.71%,
1/24/2035(b)(c) 160,000 168,307
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp.,
(SOFR + 1.40%), 4.96%,
10/23/2036(b)(c) 75,000 74,201
US Bancorp ,
Series X, 3.15%, 4/27/2027 300,000 297,674
(SOFR + 2.02%), 5.78%,
6/12/2029(c) 40,000 41,576
(SOFR + 1.25%), 5.10%,
7/23/2030(c) 115,000 118,418
(SOFR + 1.06%), 5.05%,
2/12/2031(c) 50,000 51,358
(SOFR + 1.02%), 2.68%,
1/27/2033(b)(c) 100,000 90,180
(SOFR + 2.09%), 5.85%,
10/21/2033(b)(c) 200,000 214,181
(SOFR + 2.26%), 5.84%,
6/12/2034(b)(c) 75,000 80,017
(SOFR + 1.86%), 5.68%,
1/23/2035(c) 100,000 105,590
(SOFR + 1.41%), 5.42%,
2/12/2036(c) 50,000 51,967
Wells Fargo & Co. ,
4.30%, 7/22/2027 200,000 200,780
(SOFR + 1.51%), 3.53%,
3/24/2028(c) 200,000 198,700
(SOFR + 1.07%), 5.71%,
4/22/2028(c) 170,000 173,519
(SOFR + 1.98%), 4.81%,
7/25/2028(c) 125,000 126,400
(SOFR + 1.37%), 4.97%,
4/23/2029(b)(c) 225,000 229,188
(SOFR + 0.88%), 4.08%,
9/15/2029(c) 225,000 224,819
(SOFR + 1.50%), 5.20%,
1/23/2030(b)(c) 140,000 144,179
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(b)(c) 100,000 95,129
(SOFR + 1.11%), 5.24%,
1/24/2031(c) 95,000 98,374
(CME Term SOFR 3
Month + 1.26%), 2.57%,
2/11/2031(c) 125,000 116,748
(CME Term SOFR 3
Month + 4.03%), 4.48%,
4/4/2031(b)(c) 250,000 251,652
(SOFR + 1.50%), 5.15%,
4/23/2031(b)(c) 200,000 206,441
(SOFR + 1.50%), 3.35%,
3/2/2033(c) 150,000 140,000
(SOFR + 2.10%), 4.90%,
7/25/2033(c) 175,000 177,722
(SOFR + 2.02%), 5.39%,
4/24/2034(c) 240,000 249,704
(SOFR + 1.99%), 5.56%,
7/25/2034(c) 140,000 146,778
(SOFR + 2.06%), 6.49%,
10/23/2034(c) 140,000 154,972
(SOFR + 1.78%), 5.50%,
1/23/2035(c) 110,000 114,771

10 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 1.38%), 5.21%,
12/3/2035(c) 200,000 204,306
(SOFR + 1.34%), 4.89%,
9/15/2036(b)(c) 225,000 224,297
(SOFR + 2.53%), 3.07%,
4/30/2041(c) 175,000 135,728
4.65%, 11/4/2044 300,000 262,878
4.40%, 6/14/2046 200,000 167,104
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(b)(c) 225,000 205,619
(SOFR + 2.13%), 4.61%,
4/25/2053(b)(c) 200,000 172,101
Westpac Banking Corp. ,
5.46%, 11/18/2027(b) 200,000 206,159
4.35%, 7/1/2030(b) 75,000 75,817
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(b)(c) 300,000 295,182
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(c) 85,000 76,735
2.96%, 11/16/2040 50,000 38,095
3.13%, 11/18/2041 65,000 49,171
48,755,740
Beverages 0 .4%
Anheuser-Busch Cos. LLC ,
4.70%, 2/1/2036 210,000 207,867
4.90%, 2/1/2046 470,000 434,698
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044(b) 100,000 89,852
Anheuser-Busch InBev
Worldwide, Inc. ,
4.75%, 1/23/2029(b) 150,000 153,024
3.50%, 6/1/2030(b) 125,000 122,057
5.00%, 6/15/2034(b) 50,000 51,677
4.44%, 10/6/2048 100,000 86,030
5.55%, 1/23/2049 200,000 199,562
4.75%, 4/15/2058 75,000 65,298
5.80%, 1/23/2059(b) 50,000 50,972
Brown-Forman Corp. ,
4.75%, 4/15/2033(b) 40,000 40,546
Coca-Cola Co. (The) ,
3.45%, 3/25/2030 50,000 49,040
2.00%, 3/5/2031 45,000 40,780
2.25%, 1/5/2032(b) 300,000 271,107
5.00%, 5/13/2034(b) 50,000 52,080
2.88%, 5/5/2041(b) 75,000 57,563
3.00%, 3/5/2051(b) 85,000 56,756
2.50%, 3/15/2051 56,000 33,571
5.30%, 5/13/2054 75,000 73,622
5.20%, 1/14/2055 50,000 48,206
5.40%, 5/13/2064(b) 100,000 97,137
Coca-Cola Consolidated, Inc. ,
5.25%, 6/1/2029(b) 50,000 51,736
Coca-Cola Femsa SAB de CV ,
2.75%, 1/22/2030 150,000 142,002
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Constellation Brands, Inc. ,
4.80%, 1/15/2029 25,000 25,402
2.88%, 5/1/2030 100,000 94,081
4.80%, 5/1/2030(b) 25,000 25,418
2.25%, 8/1/2031(b) 105,000 93,168
4.90%, 5/1/2033(b) 60,000 60,275
4.95%, 11/1/2035(b) 25,000 24,723
Diageo Capital plc ,
2.00%, 4/29/2030 200,000 182,818
Diageo Investment Corp. ,
7.45%, 4/15/2035(b) 150,000 179,900
Fomento Economico
Mexicano SAB de CV ,
3.50%, 1/16/2050 150,000 110,366
Keurig Dr Pepper, Inc. ,
4.35%, 5/15/2028 25,000 25,079
4.60%, 5/25/2028(b) 54,000 54,435
5.05%, 3/15/2029 25,000 25,523
3.95%, 4/15/2029(b) 50,000 49,431
3.20%, 5/1/2030 100,000 94,992
4.60%, 5/15/2030 25,000 25,129
4.05%, 4/15/2032 50,000 48,060
5.30%, 3/15/2034(b) 100,000 101,969
5.15%, 5/15/2035(b) 25,000 25,049
4.50%, 4/15/2052(b) 100,000 80,819
Molson Coors Beverage Co. ,
5.00%, 5/1/2042(b) 75,000 69,251
4.20%, 7/15/2046(b) 50,000 40,142
Pepsico Singapore Financing I
Pte. Ltd. ,
4.55%, 2/16/2029 25,000 25,413
4.70%, 2/16/2034 25,000 25,258
PepsiCo, Inc. ,
3.00%, 10/15/2027(b) 300,000 297,022
4.45%, 2/7/2028 25,000 25,365
3.60%, 2/18/2028 25,000 24,944
4.10%, 1/15/2029 50,000 50,274
4.50%, 7/17/2029(b) 50,000 50,979
4.60%, 2/7/2030 25,000 25,570
2.75%, 3/19/2030(b) 200,000 189,874
1.40%, 2/25/2031(b) 125,000 109,568
3.90%, 7/18/2032(b) 35,000 34,397
4.45%, 2/15/2033 60,000 61,025
4.80%, 7/17/2034 50,000 51,051
5.00%, 7/23/2035 50,000 51,082
2.63%, 10/21/2041(b) 50,000 36,296
4.45%, 4/14/2046(b) 50,000 44,163
2.88%, 10/15/2049 50,000 32,887
3.63%, 3/19/2050 75,000 56,699
2.75%, 10/21/2051 50,000 31,371
4.65%, 2/15/2053(b) 60,000 52,845
5.25%, 7/17/2054(b) 50,000 48,385
5,235,681
Biotechnology 0 .4%
AbbVie, Inc. ,
4.80%, 3/15/2027 175,000 176,833
4.80%, 3/15/2029(b) 50,000 51,226
3.20%, 11/21/2029(b) 125,000 121,222
4.88%, 3/15/2030(b) 100,000 103,033
4.95%, 3/15/2031 95,000 98,229
5.05%, 3/15/2034 25,000 25,692

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
AbbVie, Inc.,
4.55%, 3/15/2035 120,000 118,137
4.50%, 5/14/2035 175,000 171,743
4.05%, 11/21/2039 180,000 160,680
4.40%, 11/6/2042 125,000 111,188
5.35%, 3/15/2044 55,000 54,352
4.75%, 3/15/2045 143,000 130,198
4.70%, 5/14/2045 232,000 209,804
4.88%, 11/14/2048(b) 150,000 136,571
4.25%, 11/21/2049(b) 175,000 144,122
5.40%, 3/15/2054 90,000 87,495
5.60%, 3/15/2055(b) 40,000 40,072
5.50%, 3/15/2064 45,000 43,688
Amgen, Inc. ,
5.15%, 3/2/2028(b) 90,000 92,105
1.65%, 8/15/2028(b) 200,000 188,508
2.45%, 2/21/2030 100,000 93,262
5.25%, 3/2/2030 125,000 129,653
3.35%, 2/22/2032(b) 55,000 51,794
4.20%, 3/1/2033(b) 95,000 92,857
3.15%, 2/21/2040 100,000 78,817
2.80%, 8/15/2041 50,000 36,595
5.60%, 3/2/2043 190,000 191,055
4.40%, 5/1/2045 150,000 128,294
4.56%, 6/15/2048 174,000 148,838
4.66%, 6/15/2051 118,000 100,960
3.00%, 1/15/2052(b) 25,000 16,132
4.20%, 2/22/2052 25,000 19,832
4.88%, 3/1/2053(b) 55,000 48,412
5.65%, 3/2/2053(b) 155,000 151,776
4.40%, 2/22/2062 165,000 128,880
Biogen, Inc. ,
2.25%, 5/1/2030(b) 125,000 114,829
3.15%, 5/1/2050(b) 80,000 51,678
3.25%, 2/15/2051(b) 130,000 85,541
Gilead Sciences, Inc. ,
4.80%, 11/15/2029(b) 45,000 46,301
1.65%, 10/1/2030(b) 65,000 58,188
4.00%, 9/1/2036 50,000 46,522
5.65%, 12/1/2041 75,000 77,822
4.80%, 4/1/2044(b) 150,000 138,358
4.75%, 3/1/2046 125,000 113,300
4.15%, 3/1/2047(b) 125,000 103,812
5.55%, 10/15/2053(b) 45,000 44,773
5.50%, 11/15/2054(b) 25,000 24,667
5.60%, 11/15/2064(b) 50,000 49,723
Regeneron Pharmaceuticals,
Inc. ,
2.80%, 9/15/2050 65,000 39,642
4,677,211
Broadline Retail 0 .3%
Alibaba Group Holding Ltd. ,
3.40%, 12/6/2027(b) 200,000 198,277
4.00%, 12/6/2037(b) 200,000 183,808
4.20%, 12/6/2047(b) 200,000 165,691
Amazon.com, Inc. ,
4.55%, 12/1/2027(b) 100,000 101,652
3.90%, 11/20/2028(b) 125,000 125,382
3.45%, 4/13/2029(b) 80,000 79,016
4.65%, 12/1/2029(b) 80,000 82,117
1.50%, 6/3/2030(b) 125,000 112,658
Corporate Bonds
Principal
Amount ($) Value ($)
Broadline Retail
Amazon.com, Inc.,
4.10%, 11/20/2030(b) 150,000 150,164
2.10%, 5/12/2031(b) 150,000 135,513
3.60%, 4/13/2032 70,000 67,871
4.70%, 12/1/2032(b) 80,000 82,238
4.35%, 3/20/2033(b) 110,000 109,640
4.80%, 12/5/2034(b) 100,000 102,701
4.65%, 11/20/2035(b) 190,000 189,232
3.88%, 8/22/2037(b) 125,000 114,648
2.88%, 5/12/2041 125,000 94,847
4.05%, 8/22/2047(b) 100,000 82,144
2.50%, 6/3/2050 100,000 59,768
3.10%, 5/12/2051 125,000 83,920
3.95%, 4/13/2052(b) 140,000 109,261
5.45%, 11/20/2055 200,000 195,205
4.25%, 8/22/2057(b) 100,000 80,119
2.70%, 6/3/2060 50,000 28,267
3.25%, 5/12/2061 100,000 63,979
5.55%, 11/20/2065(b) 150,000 145,499
eBay, Inc. ,
3.60%, 6/5/2027 200,000 198,915
4.25%, 3/6/2029 25,000 25,072
2.70%, 3/11/2030(b) 38,000 35,708
5.13%, 11/6/2035(b) 25,000 25,023
3.65%, 5/10/2051(b) 50,000 36,626
JD.com, Inc. ,
3.38%, 1/14/2030 200,000 194,612
3,459,573
Building Products 0 .1%
Amrize Finance US LLC ,
4.60%, 4/7/2027 25,000 25,165
4.70%, 4/7/2028 25,000 25,289
5.40%, 4/7/2035 50,000 51,562
Carlisle Cos., Inc. ,
2.75%, 3/1/2030(b) 74,000 69,761
2.20%, 3/1/2032(b) 100,000 87,249
Carrier Global Corp. ,
2.49%, 2/15/2027 31,000 30,496
2.72%, 2/15/2030(b) 50,000 47,073
3.58%, 4/5/2050(b) 135,000 99,386
Fortune Brands Innovations,
Inc. ,
4.00%, 3/25/2032 50,000 47,913
4.50%, 3/25/2052(b) 30,000 24,131
Johnson Controls International
plc ,
5.50%, 4/19/2029 25,000 26,000
1.75%, 9/15/2030(b) 100,000 89,154
4.63%, 7/2/2044(e) 25,000 22,190
4.50%, 2/15/2047 50,000 42,967
Masco Corp. ,
3.13%, 2/15/2051 60,000 39,485
Owens Corning ,
5.70%, 6/15/2034(b) 35,000 36,791
4.30%, 7/15/2047(b) 100,000 81,375
Trane Technologies Financing
Ltd. ,
4.50%, 3/21/2049(b) 100,000 85,996
931,983

12 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 1 .6%
Ameriprise Financial, Inc. ,
5.70%, 12/15/2028(b) 25,000 26,205
4.50%, 5/13/2032 50,000 50,433
5.20%, 4/15/2035(b) 50,000 51,048
Apollo Debt Solutions BDC ,
5.88%, 8/30/2030 25,000 25,286
Series WI*, 6.70%,
7/29/2031(b) 50,000 52,760
6.55%, 3/15/2032 50,000 51,592
Ares Capital Corp. ,
2.88%, 6/15/2027 100,000 97,862
5.88%, 3/1/2029(b) 35,000 35,904
5.95%, 7/15/2029 50,000 51,323
5.50%, 9/1/2030 45,000 45,294
5.10%, 1/15/2031(b) 25,000 24,693
3.20%, 11/15/2031 50,000 44,363
5.80%, 3/8/2032(b) 50,000 50,491
Ares Management Corp. ,
5.60%, 10/11/2054(b) 25,000 23,680
Ares Strategic Income Fund ,
5.45%, 9/9/2028(f) 25,000 25,209
4.85%, 1/15/2029(f) 25,000 24,706
5.60%, 2/15/2030 60,000 60,266
5.80%, 9/9/2030(b)(f) 25,000 25,242
5.15%, 1/15/2031(f) 25,000 24,533
6.20%, 3/21/2032 50,000 51,276
Bank of New York Mellon
Corp. (The) ,
2.05%, 1/26/2027(b) 200,000 196,295
(United States SOFR
Compounded Index
+ 1.80%), 5.80%,
10/25/2028(b)(c) 25,000 25,837
Series J, 1.90%, 1/25/2029 50,000 47,097
(SOFR + 1.17%), 4.54%,
2/1/2029(b)(c) 100,000 101,214
3.85%, 4/26/2029 90,000 90,263
(SOFR + 1.60%), 6.32%,
10/25/2029(c) 75,000 79,629
(SOFR + 0.89%), 4.94%,
2/11/2031(c) 50,000 51,415
1.80%, 7/28/2031 100,000 87,981
(SOFR + 1.42%), 4.29%,
6/13/2033(c) 40,000 39,403
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(c) 55,000 59,303
(SOFR + 1.51%), 4.71%,
2/1/2034(c) 75,000 75,272
Series J, (SOFR + 1.61%),
4.97%, 4/26/2034(c) 30,000 30,585
(SOFR + 1.85%), 6.47%,
10/25/2034(c) 75,000 83,903
(SOFR + 1.42%), 5.19%,
3/14/2035(b)(c) 50,000 51,663
(SOFR + 1.25%), 5.23%,
11/20/2035(c) 50,000 51,781
(SOFR + 1.77%), 5.61%,
7/21/2039(c) 25,000 26,125
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
BGC Group, Inc. ,
6.60%, 6/10/2029 25,000 26,071
6.15%, 4/2/2030 25,000 25,886
Blackstone Private Credit
Fund ,
3.25%, 3/15/2027 200,000 196,567
7.30%, 11/27/2028(b) 25,000 26,518
5.95%, 7/16/2029(b) 25,000 25,507
5.60%, 11/22/2029(b) 50,000 50,471
5.05%, 9/10/2030(b) 25,000 24,620
6.25%, 1/25/2031 25,000 25,816
6.00%, 11/22/2034(b) 50,000 50,492
Blackstone Reg Finance Co.
LLC ,
4.30%, 11/3/2030(b) 45,000 44,975
5.00%, 12/6/2034 25,000 25,218
4.95%, 2/15/2036 35,000 34,744
Blackstone Secured Lending
Fund ,
5.88%, 11/15/2027(b) 25,000 25,522
2.85%, 9/30/2028(b) 50,000 47,291
5.30%, 6/30/2030(b) 25,000 24,863
5.13%, 1/31/2031 25,000 24,689
Blue Owl Capital Corp. ,
2.88%, 6/11/2028(b) 230,000 217,254
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029 125,000 128,555
5.80%, 3/15/2030(b) 75,000 74,907
Blue Owl Finance LLC ,
6.25%, 4/18/2034(b) 100,000 103,120
Brookfield Asset Management
Ltd. ,
4.65%, 11/15/2030 25,000 25,179
5.80%, 4/24/2035 25,000 26,161
5.30%, 1/15/2036 25,000 24,970
6.08%, 9/15/2055(b) 50,000 51,110
Brookfield Finance LLC ,
3.45%, 4/15/2050 200,000 137,747
Brookfield Finance, Inc. ,
3.90%, 1/25/2028(b) 40,000 39,859
5.68%, 1/15/2035 50,000 51,708
3.50%, 3/30/2051 35,000 24,298
3.63%, 2/15/2052(b) 15,000 10,561
Carlyle Group, Inc. (The) ,
5.05%, 9/19/2035(b) 45,000 44,364
Cboe Global Markets, Inc. ,
1.63%, 12/15/2030 50,000 44,339
Charles Schwab Corp. (The) ,
2.45%, 3/3/2027 40,000 39,369
(SOFR + 2.21%), 5.64%,
5/19/2029(b)(c) 300,000 311,429
(SOFR + 1.88%), 6.20%,
11/17/2029(b)(c) 75,000 79,323
(SOFR + 0.94%), 4.34%,
11/14/2031(c) 55,000 54,918
1.95%, 12/1/2031 100,000 87,568
(SOFR + 2.01%), 6.14%,
8/24/2034(b)(c) 220,000 239,794
(SOFR + 1.23%), 4.91%,
11/14/2036(c) 50,000 49,664
CI Financial Corp. ,
4.10%, 6/15/2051 30,000 20,484

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
CME Group, Inc. ,
4.40%, 3/15/2030(b) 25,000 25,360
2.65%, 3/15/2032 50,000 45,714
5.30%, 9/15/2043(b) 80,000 80,191
Deutsche Bank AG ,
(SOFR + 3.18%), 6.72%,
1/18/2029(b)(c) 300,000 314,082
(SOFR + 1.70%), 5.00%,
9/11/2030(b)(c) 150,000 152,303
(SOFR + 1.72%), 3.04%,
5/28/2032(c) 150,000 137,707
(SOFR + 2.26%), 3.74%,
1/7/2033(c) 200,000 185,771
FactSet Research Systems,
Inc. ,
3.45%, 3/1/2032(b) 25,000 23,230
FS KKR Capital Corp. ,
2.63%, 1/15/2027 100,000 97,240
3.13%, 10/12/2028(b) 150,000 138,414
Goldman Sachs Group, Inc.
(The) ,
3.85%, 1/26/2027(b) 500,000 499,561
(SOFR + 1.11%), 2.64%,
2/24/2028(c) 95,000 93,518
(SOFR + 1.85%), 3.62%,
3/15/2028(b)(c) 75,000 74,584
(SOFR + 1.73%), 4.48%,
8/23/2028(c) 200,000 201,403
(CME Term SOFR 3
Month + 1.56%), 4.22%,
5/1/2029(b)(c) 200,000 200,416
(SOFR + 0.90%), 4.15%,
10/21/2029(c) 200,000 199,955
(SOFR + 1.77%), 6.48%,
10/24/2029(b)(c) 125,000 132,561
(SOFR + 1.27%), 5.73%,
4/25/2030(c) 150,000 156,708
(SOFR + 1.21%), 5.05%,
7/23/2030(c) 125,000 128,077
(SOFR + 1.14%), 4.69%,
10/23/2030(c) 110,000 111,501
(SOFR + 1.08%), 5.21%,
1/28/2031(b)(c) 150,000 154,897
(SOFR + 1.58%), 5.22%,
4/23/2031(b)(c) 50,000 51,642
(SOFR + 1.06%), 4.37%,
10/21/2031(b)(c) 200,000 199,523
(SOFR + 1.28%), 2.62%,
4/22/2032(b)(c) 165,000 150,449
(SOFR + 1.25%), 2.38%,
7/21/2032(c) 105,000 94,039
(SOFR + 1.26%), 2.65%,
10/21/2032(c) 90,000 81,236
(SOFR + 1.41%), 3.10%,
2/24/2033(b)(c) 95,000 87,517
(SOFR + 1.95%), 6.56%,
10/24/2034(b)(c) 75,000 83,543
(SOFR + 1.55%), 5.33%,
7/23/2035(c) 150,000 154,119
(SOFR + 1.42%), 5.02%,
10/23/2035(c) 275,000 276,472
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 1.38%), 5.54%,
1/28/2036(b)(c) 100,000 103,788
(SOFR + 1.33%), 4.94%,
10/21/2036(c) 200,000 198,544
6.75%, 10/1/2037(b) 200,000 223,275
(CME Term SOFR 3
Month + 1.63%), 4.02%,
10/31/2038(b)(c) 150,000 134,879
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(c) 150,000 138,582
(SOFR + 1.51%), 3.21%,
4/22/2042(c) 150,000 115,903
(SOFR + 1.47%), 2.91%,
7/21/2042(c) 100,000 73,336
(SOFR + 1.63%), 3.44%,
2/24/2043(c) 185,000 144,906
4.80%, 7/8/2044 175,000 162,226
(SOFR + 1.58%), 5.56%,
11/19/2045(c) 125,000 125,040
(SOFR + 1.70%), 5.73%,
1/28/2056(c) 80,000 80,856
Goldman Sachs Private Credit
Corp. ,
5.88%, 5/6/2028(f) 25,000 25,466
6.25%, 5/6/2030(f) 25,000 25,488
Golub Capital BDC, Inc. ,
2.05%, 2/15/2027(b) 100,000 97,013
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029(b) 75,000 75,630
2.10%, 6/15/2030 90,000 82,379
5.25%, 6/15/2031 50,000 52,310
4.25%, 9/21/2048(b) 75,000 62,297
3.00%, 6/15/2050 75,000 49,095
4.95%, 6/15/2052(b) 70,000 63,902
3.00%, 9/15/2060 95,000 56,843
5.20%, 6/15/2062(b) 60,000 54,783
Janus Henderson US
Holdings, Inc. ,
Series WI*, 5.45%,
9/10/2034 25,000 25,403
Jefferies Financial Group, Inc. ,
2.63%, 10/15/2031(b) 50,000 44,319
6.20%, 4/14/2034(b) 125,000 131,924
KKR & Co., Inc. ,
5.10%, 8/7/2035(b) 50,000 50,000
Lazard Group LLC ,
5.63%, 8/1/2035(b) 25,000 25,607
LPL Holdings, Inc. ,
6.00%, 5/20/2034(b) 100,000 105,159
5.65%, 3/15/2035(b) 50,000 51,250
Main Street Capital Corp. ,
6.50%, 6/4/2027 25,000 25,516
6.95%, 3/1/2029(b) 25,000 26,099
Moody's Corp. ,
3.25%, 1/15/2028 25,000 24,662
2.00%, 8/19/2031(b) 60,000 53,316
5.00%, 8/5/2034(b) 50,000 50,961

14 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Moody’s Corp.,
2.75%, 8/19/2041(b) 50,000 35,830
3.25%, 5/20/2050 35,000 23,798
3.10%, 11/29/2061 45,000 27,911
Morgan Stanley ,
(SOFR + 1.61%), 4.21%,
4/20/2028(b)(c) 80,000 80,184
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(c) 300,000 298,305
(SOFR + 1.73%), 5.12%,
2/1/2029(c) 90,000 91,875
(SOFR + 1.38%), 4.99%,
4/12/2029(c) 40,000 40,792
(SOFR + 1.63%), 5.45%,
7/20/2029(c) 35,000 36,118
Series I, (SOFR + 0.91%),
4.13%, 10/18/2029(b)(c) 60,000 59,981
(SOFR + 1.83%), 6.41%,
11/1/2029(b)(c) 70,000 74,194
Series I, (SOFR + 1.07%),
4.36%, 10/22/2031(b)(c) 200,000 199,343
(SOFR + 1.02%), 1.93%,
4/28/2032(c) 500,000 438,679
(SOFR + 1.18%), 2.24%,
7/21/2032(c) 500,000 444,294
(SOFR + 1.20%), 2.51%,
10/20/2032(c) 275,000 246,636
(SOFR + 1.29%), 2.94%,
1/21/2033(c) 70,000 63,889
(SOFR + 2.56%), 6.34%,
10/18/2033(c) 130,000 142,476
(SOFR + 1.87%), 5.25%,
4/21/2034(c) 150,000 154,434
(SOFR + 1.88%), 5.42%,
7/21/2034(c) 160,000 166,451
(SOFR + 2.05%), 6.63%,
11/1/2034(b)(c) 115,000 128,589
(SOFR + 1.58%), 5.83%,
4/19/2035(c) 360,000 382,556
(SOFR + 1.42%), 5.59%,
1/18/2036(c) 125,000 130,623
(SOFR + 1.76%), 5.66%,
4/17/2036(c) 125,000 131,208
(SOFR + 1.36%), 2.48%,
9/16/2036(c) 150,000 131,897
Series I, (SOFR + 1.31%),
4.89%, 10/22/2036(b)(c) 155,000 153,628
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(b)(c) 90,000 94,709
(SOFR + 1.49%), 3.22%,
4/22/2042(c) 200,000 156,701
4.30%, 1/27/2045(b) 100,000 86,544
(SOFR + 4.84%), 5.60%,
3/24/2051(b)(c) 100,000 100,000
(SOFR + 1.43%), 2.80%,
1/25/2052(c) 105,000 66,789
(SOFR + 1.71%), 5.52%,
11/19/2055(b)(c) 135,000 133,439
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
MSCI, Inc. ,
5.25%, 9/1/2035(b) 50,000 50,330
5.15%, 3/15/2036 25,000 24,817
MSD Investment Corp. ,
6.25%, 5/31/2030(f) 25,000 25,158
Nasdaq, Inc. ,
1.65%, 1/15/2031 50,000 44,305
5.55%, 2/15/2034(b) 28,000 29,404
3.95%, 3/7/2052 165,000 126,139
Nomura Holdings, Inc. ,
5.61%, 7/6/2029(b) 200,000 207,897
3.10%, 1/16/2030(b) 200,000 189,953
2.61%, 7/14/2031(b) 200,000 180,702
Northern Trust Corp. ,
4.00%, 5/10/2027(b) 65,000 65,212
4.15%, 11/19/2030 30,000 30,032
6.13%, 11/2/2032 80,000 87,237
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.05%),
5.12%, 11/19/2040(c) 25,000 24,966
Oaktree Specialty Lending
Corp. ,
7.10%, 2/15/2029 100,000 103,062
Raymond James Financial,
Inc. ,
4.90%, 9/11/2035(b) 25,000 24,854
4.95%, 7/15/2046(b) 125,000 114,299
S&P Global, Inc. ,
2.70%, 3/1/2029 100,000 96,106
2.50%, 12/1/2029(b) 80,000 75,395
4.25%, 1/15/2031(f) 25,000 24,994
3.25%, 12/1/2049 65,000 45,536
3.70%, 3/1/2052 69,000 52,251
2.30%, 8/15/2060 40,000 20,228
Sixth Street Lending Partners ,
5.75%, 1/15/2030(b) 50,000 50,668
6.13%, 7/15/2030 50,000 51,317
State Street Corp. ,
4.99%, 3/18/2027(b) 75,000 76,004
4.33%, 10/22/2027 75,000 75,759
4.54%, 2/28/2028 50,000 50,767
(SOFR + 1.72%), 5.82%,
11/4/2028(c) 60,000 62,026
(SOFR + 1.48%), 5.68%,
11/21/2029(b)(c) 75,000 78,539
2.20%, 3/3/2031 74,000 66,586
(SOFR + 1.00%), 2.62%,
2/7/2033(c) 20,000 18,073
(SOFR + 1.57%), 4.82%,
1/26/2034(c) 110,000 111,424
(SOFR + 1.49%), 3.03%,
11/1/2034(c) 100,000 94,336
(SOFR + 1.22%), 4.78%,
10/23/2036(c) 50,000 49,740
UBS Group AG ,
4.88%, 5/15/2045(b) 400,000 370,678
18,719,020

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals 0 .3%
Air Products and Chemicals,
Inc. ,
4.60%, 2/8/2029 25,000 25,439
2.05%, 5/15/2030(b) 45,000 41,391
4.75%, 2/8/2031(b) 100,000 102,559
2.70%, 5/15/2040(b) 65,000 48,753
2.80%, 5/15/2050 40,000 25,470
Albemarle Corp. ,
5.65%, 6/1/2052 50,000 45,164
Cabot Corp. ,
5.00%, 6/30/2032(b) 30,000 30,466
CF Industries, Inc. ,
5.15%, 3/15/2034(b) 150,000 150,669
5.30%, 11/26/2035(b) 50,000 49,827
Dow Chemical Co. (The) ,
4.80%, 1/15/2031 50,000 49,717
6.30%, 3/15/2033(b) 25,000 26,333
5.15%, 2/15/2034 25,000 24,815
5.35%, 3/15/2035(b) 50,000 49,555
5.65%, 3/15/2036(b) 50,000 49,779
4.38%, 11/15/2042 125,000 98,950
4.80%, 5/15/2049 100,000 78,520
6.90%, 5/15/2053 25,000 25,638
5.60%, 2/15/2054(b) 25,000 21,725
5.95%, 3/15/2055(b) 50,000 45,489
DuPont de Nemours, Inc. ,
4.73%, 11/15/2028(f) 172,000 174,177
5.42%, 11/15/2048(b) 65,000 61,813
Eastman Chemical Co. ,
5.00%, 8/1/2029(b) 50,000 51,011
5.75%, 3/8/2033(b) 35,000 36,677
4.65%, 10/15/2044 75,000 63,598
Ecolab, Inc. ,
5.25%, 1/15/2028(b) 75,000 77,005
1.30%, 1/30/2031(b) 25,000 21,734
2.13%, 8/15/2050 150,000 83,297
FMC Corp. ,
3.45%, 10/1/2029(b) 32,000 28,383
5.65%, 5/18/2033(b) 10,000 8,765
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048(b) 70,000 61,902
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 47,000 53,000
LYB International Finance III
LLC ,
2.25%, 10/1/2030 135,000 120,319
5.63%, 5/15/2033 40,000 40,578
4.20%, 10/15/2049(b) 100,000 71,733
4.20%, 5/1/2050 100,000 71,402
LyondellBasell Industries NV ,
4.63%, 2/26/2055(b) 50,000 37,868
Mosaic Co. (The) ,
4.05%, 11/15/2027(b) 250,000 249,858
Nutrien Ltd. ,
4.90%, 3/27/2028(b) 25,000 25,452
5.25%, 3/12/2032 50,000 51,521
5.40%, 6/21/2034 50,000 51,578
5.88%, 12/1/2036(b) 100,000 104,742
5.25%, 1/15/2045(b) 104,000 97,188
PPG Industries, Inc. ,
2.80%, 8/15/2029 50,000 47,780
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
PPG Industries, Inc.,
4.38%, 3/15/2031(b) 25,000 24,970
RPM International, Inc. ,
2.95%, 1/15/2032 45,000 40,787
Sherwin-Williams Co. (The) ,
4.30%, 8/15/2028 50,000 50,309
2.95%, 8/15/2029(b) 50,000 47,899
4.50%, 8/15/2030(b) 50,000 50,450
4.50%, 6/1/2047(b) 100,000 85,236
2.90%, 3/15/2052 80,000 49,407
Westlake Corp. ,
2.88%, 8/15/2041 75,000 51,317
4.38%, 11/15/2047(b) 75,000 58,126
6.38%, 11/15/2055 25,000 24,595
3,164,736
Commercial Services & Supplies 0 .1%
Cintas Corp. No. 2 ,
4.20%, 5/1/2028 25,000 25,124
4.00%, 5/1/2032 40,000 39,139
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 14,876
RELX Capital, Inc. ,
4.00%, 3/18/2029 100,000 99,676
4.75%, 3/27/2030(b) 25,000 25,493
Republic Services, Inc. ,
4.88%, 4/1/2029 25,000 25,621
5.00%, 11/15/2029(b) 25,000 25,865
4.75%, 7/15/2030(b) 40,000 40,917
1.45%, 2/15/2031 165,000 143,807
5.20%, 11/15/2034(b) 45,000 46,592
6.20%, 3/1/2040 70,000 77,219
Rollins, Inc. ,
5.25%, 2/24/2035 25,000 25,507
Veralto Corp. ,
5.35%, 9/18/2028 50,000 51,555
5.45%, 9/18/2033 25,000 26,092
Waste Connections, Inc. ,
4.25%, 12/1/2028 100,000 100,695
3.20%, 6/1/2032 50,000 46,532
5.25%, 9/1/2035(b) 45,000 46,576
2.95%, 1/15/2052 70,000 45,324
Waste Management, Inc. ,
4.95%, 7/3/2027 40,000 40,675
4.88%, 2/15/2029 75,000 76,924
2.00%, 6/1/2029 35,000 32,754
4.63%, 2/15/2030 50,000 50,942
4.65%, 3/15/2030 75,000 76,452
4.95%, 7/3/2031 35,000 36,229
4.63%, 2/15/2033(b) 50,000 50,679
2.95%, 6/1/2041(b) 85,000 64,495
4.15%, 7/15/2049(b) 100,000 82,679
5.35%, 10/15/2054(b) 60,000 58,452
1,476,891
Communications Equipment 0 .1%
Cisco Systems, Inc. ,
4.80%, 2/26/2027(b) 125,000 126,401
4.85%, 2/26/2029(b) 125,000 128,301
4.95%, 2/26/2031 168,000 174,230
4.95%, 2/24/2032(b) 75,000 77,404

16 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Communications Equipment
Cisco Systems, Inc.,
5.05%, 2/26/2034(b) 30,000 30,872
5.10%, 2/24/2035(b) 50,000 51,372
5.50%, 1/15/2040(b) 100,000 103,648
5.30%, 2/26/2054 70,000 67,096
5.50%, 2/24/2055(b) 35,000 34,605
5.35%, 2/26/2064 50,000 47,229
Motorola Solutions, Inc. ,
5.00%, 4/15/2029(b) 25,000 25,616
2.30%, 11/15/2030(b) 300,000 272,463
5.40%, 4/15/2034(b) 25,000 25,816
5.55%, 8/15/2035 25,000 25,980
1,191,033
Construction & Engineering 0 .0%
†
MasTec, Inc. ,
5.90%, 6/15/2029 25,000 26,046
Quanta Services, Inc. ,
4.75%, 8/9/2027(b) 50,000 50,605
2.90%, 10/1/2030 25,000 23,399
4.50%, 1/15/2031 25,000 25,020
5.10%, 8/9/2035 25,000 25,054
3.05%, 10/1/2041 55,000 40,731
190,855
Construction Materials 0 .1%
Eagle Materials, Inc. ,
2.50%, 7/1/2031(b) 65,000 59,027
5.00%, 3/15/2036 25,000 24,489
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030(b) 300,000 279,787
2.40%, 7/15/2031(b) 25,000 22,557
5.15%, 12/1/2034 30,000 30,609
3.20%, 7/15/2051 50,000 33,670
Vulcan Materials Co. ,
5.35%, 12/1/2034(b) 75,000 77,735
4.50%, 6/15/2047 75,000 64,166
592,040
Consumer Finance 0 .8%
AerCap Ireland Capital DAC ,
3.88%, 1/23/2028 250,000 248,795
3.00%, 10/29/2028(b) 300,000 290,846
3.40%, 10/29/2033 150,000 135,424
3.85%, 10/29/2041(b) 150,000 122,578
Ally Financial, Inc. ,
4.75%, 6/9/2027 40,000 40,348
7.10%, 11/15/2027 100,000 105,057
2.20%, 11/2/2028 165,000 156,065
(SOFR + 2.82%), 6.85%,
1/3/2030(c) 50,000 53,050
(SOFR + 1.78%), 5.55%,
7/31/2033(c) 50,000 50,366
(SOFR + 2.29%), 6.18%,
7/26/2035(b)(c) 40,000 41,456
American Express Co. ,
2.55%, 3/4/2027(b) 110,000 108,407
3.30%, 5/3/2027 100,000 99,316
5.85%, 11/5/2027(b) 95,000 98,264
(SOFR + 0.93%), 5.04%,
7/26/2028(c) 45,000 45,760
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Express Co.,
(SOFR + 0.81%), 4.35%,
7/20/2029(c) 125,000 125,912
(SOFR + 1.94%), 6.49%,
10/30/2031(c) 50,000 54,609
(SOFR + 2.26%), 4.99%,
5/26/2033(c) 25,000 25,388
(SOFR + 1.22%), 4.92%,
7/20/2033(c) 55,000 55,973
(SOFR + 1.76%), 4.42%,
8/3/2033(c) 80,000 79,404
(SOFR + 1.84%), 5.04%,
5/1/2034(c) 120,000 123,042
(SOFR + 1.42%), 5.28%,
7/26/2035(b)(c) 105,000 108,200
(United States SOFR
Compounded Index
+ 1.32%), 5.44%,
1/30/2036(b)(c) 75,000 77,900
(SOFR + 1.79%), 5.67%,
4/25/2036(b)(c) 75,000 79,190
(SOFR + 1.24%), 4.80%,
10/24/2036(c) 125,000 123,430
4.05%, 12/3/2042 100,000 86,138
American Honda Finance
Corp. ,
4.55%, 7/9/2027(b) 25,000 25,233
4.90%, 7/9/2027 50,000 50,676
4.45%, 10/22/2027 50,000 50,428
4.70%, 1/12/2028 20,000 20,271
4.55%, 3/3/2028 25,000 25,261
5.13%, 7/7/2028 75,000 76,956
4.25%, 9/1/2028 50,000 50,303
5.65%, 11/15/2028(b) 50,000 52,156
2.25%, 1/12/2029 50,000 47,347
4.90%, 3/13/2029(b) 50,000 51,090
4.60%, 4/17/2030 35,000 35,390
4.50%, 9/4/2030 50,000 50,185
5.85%, 10/4/2030 50,000 53,081
5.15%, 7/9/2032(b) 25,000 25,689
4.90%, 1/10/2034(b) 35,000 35,162
5.20%, 3/5/2035 25,000 25,337
Capital One Financial Corp. ,
4.10%, 2/9/2027(b) 250,000 250,169
3.65%, 5/11/2027 100,000 99,530
(SOFR + 1.79%), 3.27%,
3/1/2030(b)(c) 95,000 92,184
(SOFR + 2.60%), 5.25%,
7/26/2030(c) 60,000 61,887
(SOFR + 1.56%), 5.46%,
7/26/2030(b)(c) 50,000 51,816
(SOFR + 1.25%), 4.49%,
9/11/2031(b)(c) 45,000 44,934
(SOFR + 3.07%), 7.62%,
10/30/2031(c) 150,000 169,522
(SOFR + 1.34%), 2.36%,
7/29/2032(c) 100,000 87,536
(SOFR + 2.60%), 5.82%,
2/1/2034(b)(c) 40,000 41,865
(SOFR + 2.86%), 6.38%,
6/8/2034(c) 55,000 59,451

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Capital One Financial Corp.,
(United States SOFR
Compounded Index
+ 3.37%), 7.96%,
11/2/2034(b)(c) 75,000 88,425
(SOFR + 2.26%), 6.05%,
2/1/2035(c) 100,000 106,449
(SOFR + 1.99%), 5.88%,
7/26/2035(b)(c) 50,000 52,625
(SOFR + 2.04%), 6.18%,
1/30/2036(b)(c) 50,000 52,194
(SOFR + 1.63%), 5.20%,
9/11/2036(b)(c) 50,000 49,748
Caterpillar Financial Services
Corp. ,
5.00%, 5/14/2027 25,000 25,415
3.60%, 8/12/2027 100,000 99,849
4.40%, 10/15/2027 25,000 25,297
4.60%, 11/15/2027(b) 50,000 50,817
3.95%, 11/14/2028 50,000 50,117
4.85%, 2/27/2029(b) 50,000 51,375
4.38%, 8/16/2029 25,000 25,343
Ford Motor Credit Co. LLC ,
4.13%, 8/17/2027 200,000 198,338
6.80%, 11/7/2028(b) 200,000 209,824
5.80%, 3/8/2029(b) 200,000 204,349
7.35%, 3/6/2030(b) 200,000 214,645
4.00%, 11/13/2030(b) 200,000 188,739
General Motors Financial Co.,
Inc. ,
5.00%, 7/15/2027(b) 25,000 25,324
5.35%, 7/15/2027 60,000 61,041
6.00%, 1/9/2028(b) 100,000 103,322
5.05%, 4/4/2028(b) 50,000 50,922
5.80%, 6/23/2028 55,000 56,993
2.40%, 10/15/2028(b) 195,000 185,939
4.20%, 10/27/2028(b) 45,000 45,064
5.80%, 1/7/2029(b) 50,000 52,130
5.55%, 7/15/2029(b) 25,000 25,916
5.35%, 1/7/2030(b) 50,000 51,629
5.85%, 4/6/2030(b) 45,000 47,273
3.60%, 6/21/2030 100,000 96,326
5.45%, 7/15/2030(b) 25,000 25,961
2.70%, 6/10/2031(b) 120,000 108,661
5.60%, 6/18/2031(b) 30,000 31,264
3.10%, 1/12/2032 50,000 45,574
5.63%, 4/4/2032(b) 25,000 26,031
6.40%, 1/9/2033(b) 100,000 107,963
5.95%, 4/4/2034 50,000 52,329
5.45%, 9/6/2034 50,000 50,719
5.90%, 1/7/2035 50,000 52,055
6.15%, 7/15/2035(b) 25,000 26,345
John Deere Capital Corp. ,
4.85%, 3/5/2027 25,000 25,315
4.90%, 6/11/2027 50,000 50,845
4.20%, 7/15/2027 35,000 35,254
4.15%, 9/15/2027 60,000 60,464
4.65%, 1/7/2028 25,000 25,430
4.75%, 1/20/2028 40,000 40,766
1.50%, 3/6/2028(b) 75,000 71,440
Series I, 4.25%, 6/5/2028(b) 50,000 50,576
4.95%, 7/14/2028 48,000 49,293
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
John Deere Capital Corp.,
4.50%, 1/16/2029 50,000 50,799
3.35%, 4/18/2029 40,000 39,238
4.85%, 6/11/2029 50,000 51,378
Series I, 4.55%, 6/5/2030(b) 50,000 50,836
4.70%, 6/10/2030(b) 40,000 40,973
4.38%, 10/15/2030(b) 50,000 50,527
1.45%, 1/15/2031(b) 75,000 66,059
4.90%, 3/7/2031 25,000 25,809
4.40%, 9/8/2031(b) 25,000 25,246
4.35%, 9/15/2032(b) 60,000 60,186
5.10%, 4/11/2034(b) 50,000 51,702
Series MTN1, 5.05%,
6/12/2034 50,000 51,647
PACCAR Financial Corp. ,
2.00%, 2/4/2027 100,000 98,131
5.00%, 5/13/2027 25,000 25,416
4.25%, 6/23/2027 25,000 25,199
4.45%, 8/6/2027(b) 50,000 50,578
Series R, 4.00%, 11/7/2028 25,000 25,117
4.60%, 1/31/2029 25,000 25,459
5.00%, 3/22/2034 25,000 25,846
Synchrony Financial ,
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(b)
(c) 50,000 52,109
2.88%, 10/28/2031(b) 30,000 26,915
(SOFR + 2.07%), 6.00%,
7/29/2036(b)(c) 50,000 51,322
Toyota Motor Credit Corp. ,
4.60%, 1/8/2027 25,000 25,231
1.90%, 1/13/2027 100,000 98,128
Series B, 5.00%, 3/19/2027 50,000 50,719
3.05%, 3/22/2027(b) 100,000 99,136
4.50%, 5/14/2027(b) 75,000 75,720
4.55%, 9/20/2027 90,000 91,114
4.35%, 10/8/2027 50,000 50,484
4.63%, 1/12/2028 40,000 40,623
5.25%, 9/11/2028 25,000 25,877
4.65%, 1/5/2029(b) 25,000 25,455
5.05%, 5/16/2029 25,000 25,788
4.45%, 6/29/2029 65,000 65,836
4.95%, 1/9/2030 25,000 25,742
2.15%, 2/13/2030(b) 75,000 69,565
4.55%, 5/17/2030(b) 60,000 61,023
5.55%, 11/20/2030 98,000 103,799
5.10%, 3/21/2031 50,000 51,934
1.90%, 9/12/2031 75,000 65,801
4.60%, 10/10/2031(b) 50,000 50,751
5.35%, 1/9/2035 50,000 52,396
9,725,704
Consumer Staples Distribution & Retail 0 .3%
Costco Wholesale Corp. ,
1.38%, 6/20/2027(b) 120,000 116,291
1.60%, 4/20/2030(b) 150,000 135,868
Dollar General Corp. ,
3.50%, 4/3/2030(b) 300,000 290,149
Dollar Tree, Inc. ,
4.20%, 5/15/2028(b) 90,000 90,054
3.38%, 12/1/2051 50,000 33,578

18 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail
Kroger Co. (The) ,
7.50%, 4/1/2031(b) 57,000 64,995
5.40%, 7/15/2040 125,000 124,494
4.45%, 2/1/2047 82,000 68,988
3.95%, 1/15/2050(b) 100,000 76,334
5.50%, 9/15/2054(b) 30,000 28,569
5.65%, 9/15/2064(b) 60,000 57,234
Sysco Corp. ,
5.75%, 1/17/2029(b) 25,000 26,128
5.95%, 4/1/2030(b) 50,000 53,022
5.10%, 9/23/2030(b) 25,000 25,814
2.45%, 12/14/2031(b) 100,000 89,626
6.00%, 1/17/2034 25,000 27,013
5.40%, 3/23/2035(b) 25,000 25,895
6.60%, 4/1/2050(b) 75,000 82,395
3.15%, 12/14/2051 50,000 33,327
Target Corp. ,
1.95%, 1/15/2027 130,000 127,662
2.35%, 2/15/2030(b) 105,000 98,219
2.65%, 9/15/2030(b) 50,000 46,891
4.50%, 9/15/2032 100,000 100,988
4.40%, 1/15/2033 50,000 49,980
4.50%, 9/15/2034(b) 50,000 49,504
5.00%, 4/15/2035 25,000 25,328
5.25%, 2/15/2036(b) 25,000 25,679
4.00%, 7/1/2042(b) 71,000 59,947
4.80%, 1/15/2053(b) 50,000 44,526
Walmart, Inc. ,
3.95%, 9/9/2027(b) 60,000 60,340
4.35%, 4/28/2030(b) 45,000 45,710
1.80%, 9/22/2031(b) 150,000 133,665
4.15%, 9/9/2032(b) 60,000 60,378
4.10%, 4/15/2033(b) 80,000 79,857
4.90%, 4/28/2035(b) 65,000 66,821
5.25%, 9/1/2035 118,000 124,845
6.50%, 8/15/2037(b) 100,000 115,554
2.50%, 9/22/2041 100,000 72,457
4.05%, 6/29/2048 75,000 62,561
2.65%, 9/22/2051 75,000 47,282
4.50%, 4/15/2053(b) 80,000 70,747
3,018,715
Containers & Packaging 0 .1%
Amcor Finance USA, Inc. ,
5.63%, 5/26/2033(b) 40,000 41,754
Amcor Flexibles North
America, Inc. ,
4.80%, 3/17/2028(b) 50,000 50,687
5.10%, 3/17/2030(b) 25,000 25,662
2.63%, 6/19/2030 50,000 46,354
2.69%, 5/25/2031(b) 50,000 45,717
Avery Dennison Corp. ,
2.25%, 2/15/2032 25,000 21,975
5.75%, 3/15/2033(b) 15,000 15,894
Berry Global, Inc. ,
5.80%, 6/15/2031 50,000 52,783
5.65%, 1/15/2034(b) 30,000 31,255
International Paper Co. ,
6.00%, 11/15/2041(b) 150,000 155,379
Packaging Corp. of America ,
3.00%, 12/15/2029 25,000 23,903
4.05%, 12/15/2049(b) 75,000 59,454
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging
Smurfit Kappa Treasury ULC ,
5.44%, 4/3/2034(b) 200,000 207,080
Sonoco Products Co. ,
2.25%, 2/1/2027 165,000 161,827
3.13%, 5/1/2030 50,000 47,303
2.85%, 2/1/2032(b) 50,000 45,083
5.00%, 9/1/2034(b) 25,000 24,765
1,056,875
Distributors 0 .0%
†
Genuine Parts Co. ,
6.50%, 11/1/2028 25,000 26,356
4.95%, 8/15/2029 25,000 25,418
6.88%, 11/1/2033 25,000 27,780
79,554
Diversified Consumer Services 0 .1%
American University (The) ,
Series 2019, 3.67%,
4/1/2049 35,000 26,322
California Institute of
Technology ,
3.65%, 9/1/2119 50,000 31,674
Duke University ,
Series 2020, 2.83%,
10/1/2055 110,000 68,868
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048 73,000 59,505
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 22,480
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050 150,000 89,889
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111 50,000 49,872
4.68%, 7/1/2114 75,000 62,076
Northwestern University ,
Series 2020, 2.64%,
12/1/2050 28,000 17,544
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 75,000 54,347
3.30%, 7/15/2056(b) 200,000 137,638
Trustees of Princeton
University (The) ,
4.65%, 7/1/2030 5,000 5,117
Series 2020, 2.52%,
7/1/2050 84,000 52,581
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050 48,000 28,197
University of Southern
California ,
Series 21A, 2.95%,
10/1/2051 125,000 81,171
4.98%, 10/1/2053 75,000 68,896

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 36,582
892,759
Diversified REITs 0 .1%
American Assets Trust LP ,
6.15%, 10/1/2034(b) 25,000 25,359
Broadstone Net Lease LLC ,
2.60%, 9/15/2031 35,000 30,972
Digital Realty Trust LP ,
3.70%, 8/15/2027 110,000 109,404
5.55%, 1/15/2028(b) 105,000 107,842
Equinix Europe 2 Financing
Corp. LLC ,
4.60%, 11/15/2030 50,000 50,151
GLP Capital LP ,
5.30%, 1/15/2029 200,000 203,481
4.00%, 1/15/2031 100,000 95,783
3.25%, 1/15/2032(b) 50,000 45,238
5.25%, 2/15/2033(b) 25,000 25,091
5.75%, 11/1/2037 25,000 24,865
Safehold GL Holdings LLC ,
5.65%, 1/15/2035 25,000 25,666
Simon Property Group LP ,
1.38%, 1/15/2027 100,000 97,421
4.38%, 10/1/2030(b) 25,000 25,179
4.75%, 9/26/2034(b) 35,000 34,809
5.13%, 10/1/2035(b) 50,000 50,750
4.25%, 11/30/2046(b) 125,000 104,261
3.25%, 9/13/2049(b) 132,000 90,925
5.85%, 3/8/2053(b) 50,000 50,773
VICI Properties LP ,
5.13%, 11/15/2031 45,000 45,586
5.75%, 4/1/2034 50,000 51,600
5.63%, 4/1/2035 30,000 30,636
5.63%, 5/15/2052(b) 30,000 28,040
6.13%, 4/1/2054(b) 50,000 49,813
WP Carey, Inc. ,
3.85%, 7/15/2029 45,000 44,362
2.45%, 2/1/2032 45,000 39,679
5.38%, 6/30/2034 25,000 25,802
1,513,488
Diversified Telecommunication Services 0 .6%
AT&T, Inc. ,
4.35%, 3/1/2029 150,000 150,782
4.30%, 2/15/2030(b) 150,000 150,190
4.70%, 8/15/2030 100,000 101,655
2.75%, 6/1/2031(b) 225,000 206,638
2.25%, 2/1/2032 100,000 87,701
2.55%, 12/1/2033 160,000 136,555
5.40%, 2/15/2034 110,000 114,054
4.50%, 5/15/2035(b) 210,000 201,721
4.90%, 11/1/2035(b) 100,000 98,766
4.85%, 3/1/2039(b) 100,000 95,095
3.50%, 6/1/2041(b) 175,000 137,654
4.65%, 6/1/2044(b) 150,000 129,865
5.55%, 11/1/2045(b) 75,000 72,227
4.50%, 3/9/2048 150,000 123,849
3.65%, 6/1/2051 175,000 122,974
3.50%, 9/15/2053 290,000 194,075
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
AT&T, Inc.,
5.70%, 11/1/2054(b) 75,000 71,938
3.55%, 9/15/2055 300,000 199,693
3.80%, 12/1/2057(b) 314,000 215,982
3.65%, 9/15/2059 479,000 315,881
Bell Canada ,
3.65%, 8/15/2052 25,000 17,587
Bell Telephone Co. of Canada
or Bell Canada ,
5.20%, 2/15/2034 50,000 50,700
4.46%, 4/1/2048(b) 58,000 47,832
5.55%, 2/15/2054 50,000 47,498
British Telecommunications
plc ,
9.62%, 12/15/2030(b)(e) 150,000 183,107
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 169,000 197,191
Orange SA ,
9.00%, 3/1/2031(e) 100,000 120,332
5.38%, 1/13/2042 75,000 73,464
Sprint Capital Corp. ,
6.88%, 11/15/2028 50,000 53,657
8.75%, 3/15/2032 150,000 181,403
Telefonica Emisiones SA ,
7.05%, 6/20/2036 200,000 223,122
5.52%, 3/1/2049(b) 150,000 136,279
TELUS Corp. ,
3.40%, 5/13/2032(b) 60,000 55,345
Verizon Communications, Inc. ,
2.10%, 3/22/2028(b) 125,000 120,012
4.02%, 12/3/2029 300,000 297,713
1.75%, 1/20/2031 500,000 440,118
2.36%, 3/15/2032 240,000 211,500
4.75%, 1/15/2033 70,000 69,945
5.05%, 5/9/2033(b) 45,000 46,153
4.50%, 8/10/2033 250,000 246,039
4.78%, 2/15/2035(b) 100,000 98,457
5.25%, 4/2/2035(b) 140,000 142,294
5.00%, 1/15/2036 235,000 233,005
4.81%, 3/15/2039 185,000 175,568
3.40%, 3/22/2041 230,000 180,094
2.85%, 9/3/2041(b) 110,000 79,279
5.75%, 11/30/2045(b) 150,000 148,929
2.88%, 11/20/2050 125,000 77,497
3.55%, 3/22/2051(b) 145,000 102,926
3.88%, 3/1/2052(b) 90,000 66,677
5.50%, 2/23/2054(b) 25,000 24,001
5.88%, 11/30/2055 35,000 34,580
2.99%, 10/30/2056 125,000 74,367
3.00%, 11/20/2060 180,000 104,888
3.70%, 3/22/2061 150,000 101,216
6.00%, 11/30/2065(b) 105,000 103,630
7,493,700
Electric Utilities 1 .8%
AEP Texas, Inc. ,
5.45%, 5/15/2029 25,000 25,881
4.70%, 5/15/2032 70,000 70,244
3.80%, 10/1/2047 100,000 73,875
5.25%, 5/15/2052(b) 20,000 18,339

20 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
AEP Transmission Co. LLC ,
5.38%, 6/15/2035 50,000 51,569
Series N, 2.75%, 8/15/2051 50,000 30,782
Series O, 4.50%, 6/15/2052 80,000 67,815
5.40%, 3/15/2053(b) 40,000 38,891
Alabama Power Co. ,
3.75%, 9/1/2027 40,000 40,024
Series C, 4.30%, 3/15/2031 25,000 25,063
3.94%, 9/1/2032(b) 40,000 38,760
5.10%, 4/2/2035(b) 35,000 35,826
4.15%, 8/15/2044 200,000 167,055
3.13%, 7/15/2051 30,000 19,845
American Electric Power Co.,
Inc. ,
5.75%, 11/1/2027(b) 100,000 103,075
Series J, 4.30%, 12/1/2028 50,000 50,355
5.20%, 1/15/2029(b) 50,000 51,535
5.63%, 3/1/2033 24,000 25,205
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.13%), 5.80%,
3/15/2056(c) 25,000 24,819
Series D, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 1.94%), 6.05%,
3/15/2056(c) 25,000 24,563
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 30,000 29,686
Arizona Public Service Co. ,
2.60%, 8/15/2029 50,000 47,308
2.20%, 12/15/2031(b) 100,000 87,780
4.35%, 11/15/2045 50,000 41,664
3.50%, 12/1/2049 75,000 52,536
Baltimore Gas and Electric
Co. ,
5.30%, 6/1/2034 25,000 25,873
3.50%, 8/15/2046(b) 75,000 55,559
3.20%, 9/15/2049 40,000 27,028
2.90%, 6/15/2050 60,000 38,379
4.55%, 6/1/2052 30,000 25,263
5.40%, 6/1/2053(b) 25,000 24,036
5.65%, 6/1/2054(b) 25,000 24,824
CenterPoint Energy Houston
Electric LLC ,
5.20%, 10/1/2028 105,000 108,407
4.80%, 3/15/2030 50,000 51,201
Series ai., 4.45%, 10/1/2032 40,000 39,839
4.50%, 4/1/2044 142,000 124,835
Series AD, 2.90%, 7/1/2050 60,000 38,647
Commonwealth Edison Co. ,
5.30%, 6/1/2034 25,000 26,038
4.35%, 11/15/2045 200,000 170,028
3.65%, 6/15/2046 100,000 76,397
4.00%, 3/1/2048 75,000 59,571
Series 127, 3.20%,
11/15/2049 55,000 37,175
Series 131, 2.75%, 9/1/2051 50,000 30,663
Connecticut Light and Power
Co. (The) ,
4.65%, 1/1/2029(b) 25,000 25,464
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Connecticut Light and Power
Co. (The),
Series A, 2.05%,
7/1/2031(b) 100,000 88,885
4.90%, 7/1/2033 25,000 25,357
4.95%, 8/15/2034(b) 25,000 25,217
5.25%, 1/15/2053 50,000 47,333
Dayton Power & Light Co.
(The) ,
4.55%, 8/15/2030(f) 25,000 24,903
Dominion Energy South
Carolina, Inc. ,
Series A, 2.30%, 12/1/2031 50,000 44,619
6.05%, 1/15/2038 150,000 161,336
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 40,000 36,961
5.20%, 4/1/2033(b) 40,000 41,568
5.20%, 3/1/2034 50,000 51,580
5.25%, 5/15/2035 75,000 77,080
4.30%, 7/1/2044 150,000 127,735
Series B, 3.65%, 3/1/2052 25,000 18,405
5.85%, 5/15/2055(b) 25,000 25,657
Duke Energy Carolinas LLC ,
2.45%, 2/1/2030 75,000 70,332
2.85%, 3/15/2032(b) 70,000 64,104
5.25%, 3/15/2035 25,000 25,836
6.10%, 6/1/2037 50,000 53,838
6.00%, 1/15/2038 200,000 215,341
3.20%, 8/15/2049 50,000 34,154
5.35%, 1/15/2053 25,000 23,983
5.40%, 1/15/2054(b) 34,000 32,912
Duke Energy Corp. ,
5.00%, 12/8/2027(b) 85,000 86,655
4.30%, 3/15/2028(b) 80,000 80,431
2.45%, 6/1/2030(b) 70,000 64,898
2.55%, 6/15/2031 150,000 136,590
4.50%, 8/15/2032(b) 90,000 89,703
5.75%, 9/15/2033 75,000 79,420
5.45%, 6/15/2034(b) 25,000 26,032
4.95%, 9/15/2035(b) 35,000 34,706
3.75%, 9/1/2046 119,000 90,242
5.00%, 8/15/2052 65,000 57,384
6.10%, 9/15/2053 75,000 77,687
5.80%, 6/15/2054 25,000 24,720
Duke Energy Florida LLC ,
5.65%, 4/1/2040(b) 125,000 129,900
3.40%, 10/1/2046 150,000 109,420
6.20%, 11/15/2053 25,000 26,747
Duke Energy Indiana LLC ,
6.35%, 8/15/2038 125,000 138,021
5.40%, 4/1/2053 40,000 37,983
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 155,000 141,889
5.30%, 6/15/2035 25,000 25,772
5.55%, 3/15/2054 25,000 24,431
Duke Energy Progress LLC ,
5.25%, 3/15/2033 30,000 31,197
5.05%, 3/15/2035(b) 25,000 25,420
4.15%, 12/1/2044 100,000 83,292
4.20%, 8/15/2045 100,000 82,948
5.35%, 3/15/2053 50,000 47,746
5.55%, 3/15/2055 25,000 24,660

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Edison International ,
4.13%, 3/15/2028 100,000 98,838
5.25%, 11/15/2028 25,000 25,337
5.45%, 6/15/2029 50,000 50,869
Emera US Finance LP ,
4.75%, 6/15/2046 75,000 64,014
Enel Chile SA ,
4.88%, 6/12/2028 71,000 71,994
Entergy Arkansas LLC ,
5.15%, 1/15/2033 50,000 51,694
5.45%, 6/1/2034 50,000 52,235
5.75%, 6/1/2054(b) 25,000 25,197
Entergy Corp. ,
3.75%, 6/15/2050(b) 35,000 25,417
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.18%),
5.88%, 6/15/2056(b)(c) 25,000 24,984
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.01%),
6.10%, 6/15/2056(c) 25,000 24,961
Entergy Louisiana LLC ,
5.35%, 3/15/2034(b) 25,000 25,982
5.15%, 9/15/2034(b) 50,000 51,115
4.75%, 9/15/2052(b) 150,000 130,536
5.70%, 3/15/2054 25,000 24,832
5.80%, 3/15/2055 25,000 25,124
Entergy Mississippi LLC ,
5.00%, 9/1/2033 20,000 20,327
5.85%, 6/1/2054(b) 25,000 25,191
5.80%, 4/15/2055 25,000 25,148
Entergy Texas, Inc. ,
1.75%, 3/15/2031(b) 200,000 176,368
3.55%, 9/30/2049 50,000 35,647
5.00%, 9/15/2052 20,000 17,748
Evergy Kansas Central, Inc. ,
5.25%, 3/15/2035 50,000 50,968
4.10%, 4/1/2043 150,000 124,254
Evergy Metro, Inc. ,
4.95%, 4/15/2033 30,000 30,489
5.13%, 8/15/2035(b) 25,000 25,261
Evergy, Inc. ,
2.90%, 9/15/2029(b) 125,000 119,112
Eversource Energy ,
5.00%, 1/1/2027 25,000 25,217
2.90%, 3/1/2027 50,000 49,306
4.60%, 7/1/2027 35,000 35,238
5.95%, 2/1/2029(b) 50,000 52,233
Series R, 1.65%, 8/15/2030 100,000 88,265
4.45%, 12/15/2030(b) 35,000 34,804
5.85%, 4/15/2031(b) 50,000 52,741
Exelon Corp. ,
5.15%, 3/15/2028 30,000 30,650
4.05%, 4/15/2030 200,000 198,020
5.13%, 3/15/2031 50,000 51,617
5.30%, 3/15/2033(b) 60,000 62,300
5.45%, 3/15/2034(b) 35,000 36,390
4.10%, 3/15/2052(b) 35,000 27,007
FirstEnergy Corp. ,
Series B, 3.90%,
7/15/2027(e) 106,000 105,577
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
FirstEnergy Corp.,
Series C, 4.85%,
7/15/2047(b)(e) 100,000 88,034
Series C, 3.40%, 3/1/2050 25,000 17,243
FirstEnergy Transmission
LLC ,
4.75%, 1/15/2033(f) 25,000 24,992
Florida Power & Light Co. ,
5.05%, 4/1/2028 35,000 35,884
4.40%, 5/15/2028 35,000 35,436
5.15%, 6/15/2029(b) 50,000 51,918
4.63%, 5/15/2030 35,000 35,688
2.45%, 2/3/2032(b) 148,000 133,555
5.10%, 4/1/2033 60,000 62,139
4.70%, 2/15/2036 50,000 49,525
3.95%, 3/1/2048 100,000 79,902
2.88%, 12/4/2051 10,000 6,374
5.30%, 4/1/2053(b) 40,000 38,305
5.60%, 6/15/2054(b) 45,000 45,176
5.70%, 3/15/2055(b) 30,000 30,397
5.60%, 2/15/2066 75,000 73,824
Georgia Power Co. ,
4.65%, 5/16/2028 100,000 101,565
4.00%, 10/1/2028(b) 50,000 50,277
4.55%, 3/15/2030 50,000 50,800
4.85%, 3/15/2031 100,000 102,599
4.95%, 5/17/2033 100,000 101,956
5.20%, 3/15/2035(b) 50,000 51,318
4.30%, 3/15/2042 125,000 109,380
5.13%, 5/15/2052(b) 25,000 23,321
Idaho Power Co. ,
5.20%, 8/15/2034 25,000 25,713
5.50%, 3/15/2053(b) 20,000 19,448
5.80%, 4/1/2054 25,000 25,368
Indiana Michigan Power Co. ,
Series K, 4.55%,
3/15/2046(b) 100,000 86,490
Interstate Power and Light
Co. ,
3.60%, 4/1/2029(b) 50,000 48,982
5.70%, 10/15/2033 25,000 26,229
5.60%, 6/29/2035(b) 50,000 52,036
3.70%, 9/15/2046 100,000 74,688
3.10%, 11/30/2051 20,000 12,843
IPALCO Enterprises, Inc. ,
5.75%, 4/1/2034 75,000 76,419
Jersey Central Power & Light
Co. ,
4.15%, 1/15/2029(b)(f) 25,000 24,958
4.40%, 1/15/2031(f) 25,000 24,909
5.15%, 1/15/2036(f) 25,000 25,267
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033(b) 20,000 20,978
5.85%, 8/15/2055(b) 50,000 50,386
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049 125,000 102,106
MidAmerican Energy Co. ,
5.35%, 1/15/2034 25,000 26,098
5.80%, 10/15/2036(b) 175,000 188,370
2.70%, 8/1/2052 25,000 15,278

22 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
MidAmerican Energy Co.,
5.85%, 9/15/2054(b) 70,000 72,010
5.50%, 11/15/2056 25,000 24,461
Mississippi Power Co. ,
Series B, 3.10%, 7/30/2051 50,000 32,637
Nevada Power Co. ,
Series EE, 3.13%, 8/1/2050 50,000 32,566
Series GG, 5.90%,
5/1/2053(b) 30,000 30,159
6.00%, 3/15/2054 50,000 51,229
NextEra Energy Capital
Holdings, Inc. ,
4.63%, 7/15/2027(b) 150,000 151,609
4.69%, 9/1/2027(b) 45,000 45,535
4.85%, 2/4/2028 40,000 40,733
4.90%, 2/28/2028 100,000 101,847
1.90%, 6/15/2028(b) 125,000 119,115
4.90%, 3/15/2029(b) 100,000 102,484
2.75%, 11/1/2029(b) 45,000 42,859
5.00%, 2/28/2030 100,000 103,061
5.05%, 3/15/2030(b) 50,000 51,582
2.25%, 6/1/2030 75,000 68,973
2.44%, 1/15/2032(b) 145,000 129,129
5.00%, 7/15/2032(b) 105,000 107,548
5.05%, 2/28/2033(b) 100,000 102,345
5.25%, 3/15/2034 90,000 92,303
5.45%, 3/15/2035(b) 50,000 51,748
3.00%, 1/15/2052 85,000 53,869
5.25%, 2/28/2053(b) 100,000 93,096
5.55%, 3/15/2054 50,000 48,295
5.90%, 3/15/2055(b) 40,000 40,440
Northern States Power Co. ,
5.05%, 5/15/2035(b) 75,000 76,417
2.60%, 6/1/2051 48,000 29,315
4.50%, 6/1/2052 25,000 21,235
5.10%, 5/15/2053 40,000 37,078
5.40%, 3/15/2054 30,000 29,083
5.65%, 6/15/2054 25,000 25,167
NSTAR Electric Co. ,
3.95%, 4/1/2030(b) 100,000 98,663
5.40%, 6/1/2034 100,000 103,576
5.20%, 3/1/2035 50,000 51,037
OGE Energy Corp. ,
5.45%, 5/15/2029 25,000 25,893
Ohio Power Co. ,
5.65%, 6/1/2034 25,000 26,069
Series R, 2.90%, 10/1/2051 90,000 55,467
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033 150,000 156,980
5.60%, 4/1/2053 25,000 24,486
Oncor Electric Delivery Co.
LLC ,
4.50%, 3/20/2027(f) 50,000 50,412
4.55%, 9/15/2032 40,000 39,967
5.35%, 4/1/2035(f) 40,000 41,239
4.55%, 12/1/2041(b) 50,000 45,274
5.30%, 6/1/2042 50,000 48,771
3.10%, 9/15/2049 50,000 33,175
2.70%, 11/15/2051 105,000 62,639
4.60%, 6/1/2052 90,000 75,726
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Pacific Gas and Electric Co. ,
5.45%, 6/15/2027(b) 100,000 101,663
5.00%, 6/4/2028(b) 50,000 50,857
3.75%, 7/1/2028(b) 150,000 148,031
4.20%, 3/1/2029 200,000 198,745
4.55%, 7/1/2030(b) 100,000 99,570
2.50%, 2/1/2031 150,000 134,994
3.25%, 6/1/2031 100,000 93,049
5.90%, 6/15/2032 100,000 104,696
5.05%, 10/15/2032 25,000 25,140
5.70%, 3/1/2035(b) 50,000 51,403
6.00%, 8/15/2035 50,000 52,465
4.50%, 7/1/2040 100,000 87,140
4.20%, 6/1/2041 100,000 83,312
4.95%, 7/1/2050(b) 75,000 63,392
3.50%, 8/1/2050 100,000 67,430
5.25%, 3/1/2052 75,000 65,392
6.75%, 1/15/2053 60,000 63,812
6.70%, 4/1/2053 30,000 31,657
5.90%, 10/1/2054(b) 25,000 23,960
6.15%, 3/1/2055 50,000 49,464
6.10%, 10/15/2055(b) 50,000 49,069
PacifiCorp ,
5.10%, 2/15/2029(b) 50,000 51,023
5.45%, 2/15/2034(b) 50,000 50,726
2.90%, 6/15/2052 50,000 29,282
5.35%, 12/1/2053 75,000 65,757
5.50%, 5/15/2054(b) 65,000 58,088
5.80%, 1/15/2055(b) 75,000 69,989
PECO Energy Co. ,
4.90%, 6/15/2033 44,000 44,950
4.88%, 9/15/2035(b) 50,000 50,465
3.70%, 9/15/2047 125,000 95,348
4.60%, 5/15/2052 30,000 25,509
4.38%, 8/15/2052 30,000 24,712
PG&E Recovery Funding LLC ,
Series A-3, 5.53%, 6/1/2049 200,000 199,721
PG&E Wildfire Recovery
Funding LLC ,
Series A-2, 4.26%, 6/1/2036 1,000,000 972,392
Series A-3, 4.38%, 6/1/2039 250,000 236,529
Pinnacle West Capital Corp. ,
4.90%, 5/15/2028 50,000 50,898
Potomac Electric Power Co. ,
5.20%, 3/15/2034 25,000 25,673
5.50%, 3/15/2054 25,000 24,138
PPL Electric Utilities Corp. ,
5.00%, 5/15/2033(b) 100,000 102,375
4.85%, 2/15/2034(b) 25,000 25,264
5.25%, 5/15/2053(b) 75,000 71,857
5.55%, 8/15/2055 25,000 24,845
Public Service Co. of
Colorado ,
Series 35, 1.90%, 1/15/2031 100,000 88,990
Series 38, 4.10%, 6/1/2032 30,000 29,388
5.15%, 9/15/2035 25,000 25,332
4.30%, 3/15/2044(b) 150,000 127,201
Series 34, 3.20%, 3/1/2050 25,000 17,026
Series 36, 2.70%, 1/15/2051 25,000 15,050
Series 39, 4.50%, 6/1/2052 30,000 24,991
5.25%, 4/1/2053(b) 30,000 27,913
5.75%, 5/15/2054 25,000 25,020

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Public Service Co. of
Colorado,
5.85%, 5/15/2055(b) 25,000 25,334
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028 25,000 25,233
5.35%, 10/1/2033 75,000 78,263
5.15%, 1/15/2053(b) 45,000 41,633
Public Service Co. of
Oklahoma ,
Series J, 2.20%, 8/15/2031 100,000 88,717
5.25%, 1/15/2033 25,000 25,654
Series K, 3.15%, 8/15/2051 50,000 32,874
Public Service Electric and
Gas Co. ,
1.90%, 8/15/2031 165,000 145,630
4.90%, 12/15/2032 100,000 102,194
5.20%, 3/1/2034 50,000 51,503
4.90%, 8/15/2035(b) 25,000 25,176
3.95%, 5/1/2042 125,000 105,170
3.20%, 8/1/2049 25,000 17,127
5.45%, 3/1/2054 50,000 48,860
5.30%, 8/1/2054(b) 25,000 23,890
Sierra Pacific Power Co. ,
5.90%, 3/15/2054(b) 50,000 49,835
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.55%),
6.20%, 12/15/2055(b)(c) 25,000 24,777
Southern California Edison
Co. ,
4.88%, 2/1/2027 50,000 50,321
Series D, 4.70%, 6/1/2027 75,000 75,583
5.15%, 6/1/2029 50,000 51,091
5.25%, 3/15/2030 50,000 51,279
Series G, 2.50%, 6/1/2031 100,000 89,677
2.75%, 2/1/2032 100,000 88,977
5.20%, 6/1/2034 50,000 50,216
5.45%, 3/1/2035 25,000 25,347
Series 08-A, 5.95%,
2/1/2038 50,000 51,071
4.00%, 4/1/2047 100,000 74,990
Series C, 4.13%, 3/1/2048 125,000 94,873
Series B, 4.88%, 3/1/2049 50,000 41,926
3.65%, 2/1/2050 25,000 17,481
Series H, 3.65%, 6/1/2051 30,000 20,469
Series E, 5.45%, 6/1/2052 40,000 35,935
5.88%, 12/1/2053 40,000 38,300
5.75%, 4/15/2054 50,000 46,877
6.20%, 9/15/2055 50,000 50,235
Southern Co. (The) ,
4.85%, 6/15/2028(b) 40,000 40,723
5.50%, 3/15/2029 50,000 51,893
4.85%, 3/15/2035 50,000 49,385
4.40%, 7/1/2046(b) 125,000 105,452
Series 2025, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.07%), 6.38%,
3/15/2055(b)(c) 50,000 52,184
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southwestern Electric Power
Co. ,
5.30%, 4/1/2033 25,000 25,686
Series L, 3.85%, 2/1/2048 125,000 93,062
3.25%, 11/1/2051 100,000 65,767
Southwestern Public Service
Co. ,
5.30%, 5/15/2035 50,000 51,026
6.00%, 6/1/2054 25,000 25,540
System Energy Resources,
Inc. ,
5.30%, 12/15/2034(b) 25,000 25,269
Tampa Electric Co. ,
4.90%, 3/1/2029 35,000 35,726
5.15%, 3/1/2035 25,000 25,351
3.63%, 6/15/2050(b) 40,000 29,179
5.00%, 7/15/2052 35,000 31,690
Tucson Electric Power Co. ,
3.25%, 5/15/2032 20,000 18,604
5.20%, 9/15/2034 25,000 25,551
5.50%, 4/15/2053 50,000 47,949
5.90%, 4/15/2055(b) 25,000 25,452
Union Electric Co. ,
2.15%, 3/15/2032(b) 50,000 43,865
5.20%, 4/1/2034(b) 50,000 51,484
3.65%, 4/15/2045 75,000 58,136
5.45%, 3/15/2053 25,000 24,096
5.25%, 1/15/2054 25,000 23,338
5.13%, 3/15/2055 25,000 22,895
Virginia Electric and Power
Co. ,
5.00%, 4/1/2033(b) 40,000 40,961
5.00%, 1/15/2034 25,000 25,299
5.05%, 8/15/2034(b) 125,000 126,562
5.15%, 3/15/2035 25,000 25,437
Series C, 4.90%,
9/15/2035(b) 50,000 49,763
Series B, 4.20%, 5/15/2045 200,000 165,725
2.95%, 11/15/2051 50,000 31,449
Series C, 4.63%, 5/15/2052 40,000 33,676
5.35%, 1/15/2054 25,000 23,438
5.55%, 8/15/2054(b) 30,000 29,080
5.65%, 3/15/2055 25,000 24,477
Series D, 5.60%,
9/15/2055(b) 55,000 53,418
Wisconsin Electric Power Co. ,
1.70%, 6/15/2028(b) 245,000 232,691
4.15%, 10/15/2030 45,000 44,941
4.75%, 9/30/2032(b) 25,000 25,455
4.60%, 10/1/2034 25,000 24,766
Wisconsin Power and Light
Co. ,
3.95%, 9/1/2032 100,000 96,347
5.70%, 12/15/2055 25,000 24,515
Xcel Energy, Inc. ,
4.60%, 6/1/2032 60,000 59,671
5.45%, 8/15/2033 100,000 103,221
5.50%, 3/15/2034(b) 50,000 51,556
6.50%, 7/1/2036 77,000 84,358
21,511,555

24 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electrical Equipment 0 .1%
Eaton Corp. ,
4.15%, 3/15/2033(b) 26,000 25,584
4.15%, 11/2/2042(b) 100,000 86,570
Emerson Electric Co. ,
2.00%, 12/21/2028 200,000 189,696
1.95%, 10/15/2030 50,000 45,381
2.20%, 12/21/2031 25,000 22,305
5.00%, 3/15/2035(b) 25,000 25,630
2.80%, 12/21/2051 45,000 28,620
Regal Rexnord Corp. ,
6.05%, 4/15/2028(b) 20,000 20,689
6.40%, 4/15/2033(b) 70,000 75,295
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 60,000 34,528
554,298
Electronic Equipment, Instruments & Components 0 .1%
Allegion US Holding Co., Inc. ,
5.41%, 7/1/2032(b) 30,000 31,244
5.60%, 5/29/2034 25,000 26,094
Amphenol Corp. ,
5.05%, 4/5/2027 25,000 25,345
3.80%, 11/15/2027 70,000 69,906
4.38%, 6/12/2028(b) 25,000 25,231
3.90%, 11/15/2028 35,000 34,961
4.13%, 11/15/2030 55,000 54,712
4.40%, 2/15/2033 95,000 94,002
5.00%, 1/15/2035(b) 25,000 25,465
4.63%, 2/15/2036 100,000 97,972
5.30%, 11/15/2055 95,000 90,755
Arrow Electronics, Inc. ,
2.95%, 2/15/2032(b) 35,000 31,293
5.88%, 4/10/2034(b) 25,000 26,079
Avnet, Inc. ,
6.25%, 3/15/2028(b) 30,000 31,071
5.50%, 6/1/2032 20,000 20,281
CDW LLC ,
3.28%, 12/1/2028 150,000 145,738
3.57%, 12/1/2031(b) 50,000 46,574
Corning, Inc. ,
4.38%, 11/15/2057 80,000 64,535
Flex Ltd. ,
5.25%, 1/15/2032 75,000 76,449
5.38%, 11/13/2035 25,000 24,941
Jabil, Inc. ,
3.00%, 1/15/2031(b) 45,000 41,928
Keysight Technologies, Inc. ,
3.00%, 10/30/2029(b) 75,000 71,887
TD SYNNEX Corp. ,
4.30%, 1/17/2029 25,000 24,955
6.10%, 4/12/2034 50,000 52,833
5.30%, 10/10/2035(b) 25,000 24,755
Teledyne Technologies, Inc. ,
2.75%, 4/1/2031(b) 85,000 78,657
1,337,663
Energy Equipment & Services 0 .0%
†
Baker Hughes Holdings LLC ,
3.14%, 11/7/2029(b) 35,000 33,767
5.13%, 9/15/2040(b) 100,000 97,242
Halliburton Co. ,
6.70%, 9/15/2038(b) 150,000 166,062
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services
Halliburton Co.,
5.00%, 11/15/2045(b) 125,000 111,759
NOV, Inc. ,
3.95%, 12/1/2042 40,000 31,390
440,220
Entertainment 0 .1%
Electronic Arts, Inc. ,
2.95%, 2/15/2051(b) 72,000 66,414
NBCUniversal Media LLC ,
5.95%, 4/1/2041 100,000 102,157
Netflix, Inc. ,
4.88%, 4/15/2028(b) 300,000 306,424
5.88%, 11/15/2028(b) 100,000 105,138
4.90%, 8/15/2034(b) 106,000 108,547
Take-Two Interactive
Software, Inc. ,
5.60%, 6/12/2034 25,000 26,092
TWDC Enterprises 18 Corp. ,
3.00%, 7/30/2046 150,000 103,686
Walt Disney Co. (The) ,
2.00%, 9/1/2029 75,000 70,124
2.65%, 1/13/2031(b) 200,000 187,076
6.65%, 11/15/2037 150,000 171,282
5.40%, 10/1/2043(b) 100,000 99,930
2.75%, 9/1/2049 125,000 79,351
4.70%, 3/23/2050(b) 75,000 67,090
3.60%, 1/13/2051(b) 100,000 74,277
3.80%, 5/13/2060(b) 55,000 40,225
1,607,813
Financial Services 0 .4%
Apollo Global Management,
Inc. ,
4.60%, 1/15/2031 25,000 25,139
6.38%, 11/15/2033 25,000 27,444
5.15%, 8/12/2035 50,000 50,090
5.80%, 5/21/2054(b) 50,000 49,090
Berkshire Hathaway, Inc. ,
4.50%, 2/11/2043(b) 150,000 140,846
Block Financial LLC ,
2.50%, 7/15/2028 30,000 28,618
5.38%, 9/15/2032 25,000 25,161
Corebridge Financial, Inc. ,
3.65%, 4/5/2027 50,000 49,684
6.05%, 9/15/2033 50,000 53,057
5.75%, 1/15/2034(b) 25,000 26,137
4.35%, 4/5/2042(b) 50,000 42,751
4.40%, 4/5/2052(b) 85,000 68,957
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.85%),
6.88%, 12/15/2052(b)(c) 76,000 77,827
Enact Holdings, Inc. ,
6.25%, 5/28/2029(b) 50,000 52,329
Equitable Holdings, Inc. ,
4.35%, 4/20/2028(b) 233,000 233,864
5.59%, 1/11/2033(b) 150,000 156,578
Essent Group Ltd. ,
6.25%, 7/1/2029 25,000 26,095

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Fidelity National Information
Services, Inc. ,
1.65%, 3/1/2028(b) 85,000 80,687
2.25%, 3/1/2031 86,000 76,726
3.10%, 3/1/2041 50,000 37,079
Fiserv, Inc. ,
2.25%, 6/1/2027(b) 400,000 389,297
5.45%, 3/2/2028(b) 60,000 61,439
5.38%, 8/21/2028 50,000 51,277
3.50%, 7/1/2029(b) 300,000 290,926
2.65%, 6/1/2030 65,000 59,921
4.55%, 2/15/2031 30,000 29,691
5.35%, 3/15/2031 50,000 51,305
5.60%, 3/2/2033(b) 40,000 41,287
5.63%, 8/21/2033 50,000 51,558
5.45%, 3/15/2034 50,000 50,696
5.25%, 8/11/2035(b) 50,000 49,888
Global Payments, Inc. ,
4.45%, 6/1/2028 250,000 250,220
4.50%, 11/15/2028 75,000 75,143
5.30%, 8/15/2029(b) 45,000 46,027
2.90%, 5/15/2030 78,000 72,357
4.88%, 11/15/2030 65,000 65,072
5.20%, 11/15/2032 50,000 50,023
5.55%, 11/15/2035 75,000 74,545
5.95%, 8/15/2052(b) 30,000 28,658
HA Sustainable Infrastructure
Capital, Inc. ,
6.15%, 1/15/2031(b) 25,000 25,698
6.38%, 7/1/2034 50,000 50,941
6.75%, 7/15/2035 25,000 26,118
Jackson Financial, Inc. ,
3.13%, 11/23/2031(b) 100,000 90,914
Mastercard, Inc. ,
2.95%, 6/1/2029(b) 50,000 48,432
3.35%, 3/26/2030(b) 95,000 92,767
2.00%, 11/18/2031 25,000 22,276
4.55%, 1/15/2035(b) 45,000 44,992
3.85%, 3/26/2050(b) 162,000 126,819
National Rural Utilities
Cooperative Finance Corp. ,
4.80%, 2/5/2027 25,000 25,239
5.10%, 5/6/2027 25,000 25,374
3.95%, 12/10/2027 25,000 25,094
4.80%, 3/15/2028 50,000 50,911
Series D, 4.15%, 8/25/2028 50,000 50,262
5.05%, 9/15/2028 25,000 25,650
2.40%, 3/15/2030 185,000 172,711
4.30%, 12/10/2030 25,000 25,057
4.15%, 12/15/2032 30,000 29,323
5.80%, 1/15/2033 50,000 53,612
5.00%, 8/15/2034 25,000 25,434
NMI Holdings, Inc. ,
6.00%, 8/15/2029(b) 25,000 25,887
ORIX Corp. ,
5.00%, 9/13/2027 40,000 40,692
4.65%, 9/10/2029 25,000 25,408
4.45%, 9/9/2030(b) 25,000 25,057
4.00%, 4/13/2032 50,000 48,578
5.40%, 2/25/2035(b) 50,000 51,585
PayPal Holdings, Inc. ,
2.30%, 6/1/2030(b) 100,000 92,597
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
PayPal Holdings, Inc.,
4.40%, 6/1/2032(b) 60,000 59,901
5.15%, 6/1/2034(b) 50,000 51,277
5.10%, 4/1/2035 25,000 25,439
5.05%, 6/1/2052(b) 10,000 9,074
5.50%, 6/1/2054(b) 50,000 48,511
Radian Group, Inc. ,
6.20%, 5/15/2029 50,000 52,417
Shell International Finance
BV ,
2.88%, 11/26/2041 50,000 36,982
Visa, Inc. ,
2.00%, 8/15/2050 300,000 162,645
Western Union Co. (The) ,
6.20%, 11/17/2036 25,000 26,039
Woodside Finance Ltd. ,
5.10%, 9/12/2034(b) 50,000 49,400
6.00%, 5/19/2035 75,000 78,108
5.70%, 9/12/2054(b) 50,000 46,929
5,111,639
Food Products 0 .4%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032(b) 20,000 18,381
4.02%, 4/16/2043(b) 72,000 60,229
2.70%, 9/15/2051 80,000 49,057
Bunge Ltd. Finance Corp. ,
4.10%, 1/7/2028 25,000 25,058
4.20%, 9/17/2029(b) 25,000 25,014
4.55%, 8/4/2030(b) 25,000 25,230
2.75%, 5/14/2031(b) 100,000 91,819
4.65%, 9/17/2034(b) 25,000 24,530
5.15%, 8/4/2035(b) 25,000 25,395
Campbell's Co. (The) ,
4.15%, 3/15/2028(b) 250,000 249,965
4.55%, 3/21/2031 25,000 24,875
5.40%, 3/21/2034(b) 50,000 50,926
4.75%, 3/23/2035(b) 50,000 48,323
5.25%, 10/13/2054(b) 25,000 22,713
Conagra Brands, Inc. ,
5.30%, 11/1/2038(b) 50,000 47,737
5.40%, 11/1/2048(b) 50,000 44,792
General Mills, Inc. ,
5.50%, 10/17/2028 55,000 57,042
4.88%, 1/30/2030 50,000 51,135
2.25%, 10/14/2031 100,000 88,752
4.95%, 3/29/2033(b) 30,000 30,435
5.25%, 1/30/2035 50,000 51,032
3.00%, 2/1/2051(b) 50,000 32,334
Hershey Co. (The) ,
2.45%, 11/15/2029 100,000 94,316
4.75%, 2/24/2030(b) 50,000 51,354
4.95%, 2/24/2032(b) 50,000 51,832
5.10%, 2/24/2035 50,000 51,396
Hormel Foods Corp. ,
3.05%, 6/3/2051 50,000 32,716
Ingredion, Inc. ,
2.90%, 6/1/2030(b) 200,000 188,229
J M Smucker Co. (The) ,
5.90%, 11/15/2028 75,000 78,578
2.13%, 3/15/2032(b) 50,000 43,286
6.20%, 11/15/2033(b) 50,000 54,199

26 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
J M Smucker Co. (The),
4.25%, 3/15/2035(b) 75,000 70,610
6.50%, 11/15/2043(b) 40,000 42,924
6.50%, 11/15/2053(b) 25,000 27,050
JBS USA Holding Lux Sarl ,
3.00%, 5/15/2032 100,000 89,765
5.75%, 4/1/2033(b) 73,000 76,264
5.50%, 1/15/2036(b)(f) 25,000 25,404
4.38%, 2/2/2052(b) 25,000 19,433
6.50%, 12/1/2052(b) 75,000 77,320
7.25%, 11/15/2053 100,000 111,942
6.25%, 3/1/2056(f) 50,000 49,764
6.38%, 4/15/2066(b)(f) 25,000 24,892
JBS USA LUX Sarl ,
5.95%, 4/20/2035(b)(f) 50,000 52,574
6.38%, 2/25/2055(f) 25,000 25,415
Kellanova ,
5.25%, 3/1/2033 30,000 31,105
4.50%, 4/1/2046 50,000 44,049
5.75%, 5/16/2054 25,000 25,062
Kraft Heinz Foods Co. ,
5.20%, 3/15/2032 50,000 51,416
5.40%, 3/15/2035 50,000 51,370
5.00%, 6/4/2042(b) 75,000 68,820
4.38%, 6/1/2046 250,000 206,530
McCormick & Co., Inc. ,
3.40%, 8/15/2027 100,000 99,108
4.95%, 4/15/2033 100,000 101,519
4.70%, 10/15/2034(b) 25,000 24,634
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044 50,000 44,256
Mondelez International, Inc. ,
4.25%, 5/6/2028(b) 25,000 25,132
4.75%, 2/20/2029 50,000 50,991
4.50%, 5/6/2030 25,000 25,271
1.50%, 2/4/2031(b) 45,000 39,181
4.75%, 8/28/2034(b) 50,000 49,761
5.13%, 5/6/2035(b) 25,000 25,530
2.63%, 9/4/2050 40,000 23,867
Pilgrim's Pride Corp. ,
4.25%, 4/15/2031(b) 100,000 97,627
Tyson Foods, Inc. ,
3.55%, 6/2/2027 100,000 99,301
5.40%, 3/15/2029(b) 50,000 51,695
4.55%, 6/2/2047(b) 100,000 85,841
Unilever Capital Corp. ,
1.38%, 9/14/2030(b) 165,000 146,521
5.90%, 11/15/2032 181,000 197,623
4,150,247
Gas Utilities 0 .1%
Atmos Energy Corp. ,
5.90%, 11/15/2033(b) 50,000 54,050
5.20%, 8/15/2035 40,000 41,226
4.13%, 10/15/2044(b) 74,000 62,398
4.30%, 10/1/2048(b) 100,000 82,834
3.38%, 9/15/2049 85,000 59,667
5.75%, 10/15/2052 30,000 30,312
5.45%, 1/15/2056 35,000 33,860
CenterPoint Energy
Resources Corp. ,
5.40%, 7/1/2034(b) 100,000 103,089
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities
ONE Gas, Inc. ,
4.66%, 2/1/2044 50,000 44,392
Piedmont Natural Gas Co.,
Inc. ,
5.40%, 6/15/2033(b) 20,000 20,781
5.10%, 2/15/2035 25,000 25,371
3.35%, 6/1/2050 25,000 17,154
Southern California Gas Co. ,
2.95%, 4/15/2027(b) 80,000 79,132
5.20%, 6/1/2033 40,000 41,302
5.05%, 9/1/2034(b) 50,000 50,801
5.45%, 6/15/2035(b) 75,000 78,122
6.35%, 11/15/2052(b) 10,000 10,809
5.75%, 6/1/2053(b) 40,000 39,741
5.60%, 4/1/2054 25,000 24,469
Southwest Gas Corp. ,
5.80%, 12/1/2027 100,000 103,097
4.05%, 3/15/2032(b) 100,000 96,466
Washington Gas Light Co. ,
3.65%, 9/15/2049 25,000 18,163
1,117,236
Ground Transportation 0 .4%
Burlington Northern Santa Fe
LLC ,
3.25%, 6/15/2027 300,000 298,053
4.90%, 4/1/2044 77,000 72,459
4.55%, 9/1/2044 250,000 222,021
3.90%, 8/1/2046 125,000 99,956
4.05%, 6/15/2048 75,000 60,621
3.55%, 2/15/2050(b) 50,000 36,617
2.88%, 6/15/2052 25,000 15,693
4.45%, 1/15/2053(b) 50,000 42,160
5.20%, 4/15/2054(b) 25,000 23,528
5.50%, 3/15/2055 40,000 39,336
5.55%, 3/15/2056 50,000 49,287
Canadian National Railway
Co. ,
6.90%, 7/15/2028 92,000 98,680
4.20%, 3/12/2031 25,000 24,953
3.85%, 8/5/2032(b) 40,000 38,821
4.38%, 9/18/2034(b) 50,000 49,140
4.75%, 11/12/2035 25,000 24,960
6.20%, 6/1/2036(b) 86,000 95,220
2.45%, 5/1/2050 85,000 50,313
4.40%, 8/5/2052 35,000 29,554
Canadian Pacific Railway Co. ,
2.88%, 11/15/2029(b) 160,000 152,865
2.45%, 12/2/2031(b) 35,000 31,488
5.95%, 5/15/2037 100,000 107,501
3.00%, 12/2/2041(b) 25,000 18,686
3.10%, 12/2/2051 30,000 19,902
6.13%, 9/15/2115 100,000 99,660
CSX Corp. ,
4.25%, 3/15/2029(b) 100,000 100,812
4.10%, 11/15/2032(b) 40,000 39,252
4.10%, 3/15/2044 100,000 83,731
4.30%, 3/1/2048 50,000 41,712
4.50%, 3/15/2049 75,000 64,007
3.95%, 5/1/2050 50,000 38,830
4.50%, 8/1/2054(b) 150,000 125,857
4.65%, 3/1/2068 40,000 32,763

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Norfolk Southern Corp. ,
2.55%, 11/1/2029 100,000 94,440
5.05%, 8/1/2030(b) 90,000 93,299
4.45%, 6/15/2045 150,000 129,538
3.40%, 11/1/2049 70,000 49,460
3.70%, 3/15/2053 40,000 29,127
3.16%, 5/15/2055 100,000 64,304
5.95%, 3/15/2064 75,000 76,738
Ryder System, Inc. ,
2.85%, 3/1/2027 25,000 24,675
4.30%, 6/15/2027(b) 25,000 25,093
5.25%, 6/1/2028(b) 40,000 41,061
6.30%, 12/1/2028 25,000 26,459
5.38%, 3/15/2029(b) 25,000 25,875
4.85%, 6/15/2030(b) 25,000 25,504
6.60%, 12/1/2033(b) 25,000 27,867
Uber Technologies, Inc. ,
4.15%, 1/15/2031 50,000 49,815
4.80%, 9/15/2034(b) 56,000 55,984
4.80%, 9/15/2035 50,000 49,736
5.35%, 9/15/2054(b) 60,000 57,220
Union Pacific Corp. ,
2.15%, 2/5/2027 55,000 54,019
3.95%, 9/10/2028 150,000 150,314
2.40%, 2/5/2030(b) 100,000 93,613
2.38%, 5/20/2031(b) 25,000 22,926
5.10%, 2/20/2035(b) 50,000 51,601
3.60%, 9/15/2037(b) 50,000 44,467
4.05%, 11/15/2045 95,000 77,845
4.05%, 3/1/2046 40,000 32,586
2.95%, 3/10/2052 335,000 213,631
4.95%, 5/15/2053 100,000 90,805
3.84%, 3/20/2060 200,000 144,284
4,250,724
Health Care Equipment & Supplies 0 .3%
Abbott Laboratories ,
4.75%, 11/30/2036 75,000 75,461
6.00%, 4/1/2039 50,000 54,946
5.30%, 5/27/2040 50,000 51,620
4.90%, 11/30/2046 150,000 141,233
Baxter International, Inc. ,
1.92%, 2/1/2027 79,000 77,088
2.27%, 12/1/2028(b) 190,000 179,361
4.90%, 12/15/2030(b) 50,000 50,383
2.54%, 2/1/2032(b) 75,000 65,356
5.65%, 12/15/2035(b) 50,000 50,601
3.13%, 12/1/2051(b) 30,000 18,857
Becton Dickinson & Co. ,
3.70%, 6/6/2027(b) 326,000 324,638
5.08%, 6/7/2029 50,000 51,323
1.96%, 2/11/2031 71,000 63,111
4.30%, 8/22/2032 40,000 39,358
4.67%, 6/6/2047(b) 75,000 65,302
3.79%, 5/20/2050 41,000 30,662
Boston Scientific Corp. ,
2.65%, 6/1/2030 100,000 94,097
4.70%, 3/1/2049(b) 75,000 67,261
DH Europe Finance II Sarl ,
3.25%, 11/15/2039(b) 50,000 40,954
3.40%, 11/15/2049 40,000 28,826
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
GE HealthCare Technologies,
Inc. ,
5.65%, 11/15/2027(b) 200,000 205,887
4.15%, 12/15/2028 25,000 25,069
4.80%, 8/14/2029 40,000 40,886
4.80%, 1/15/2031(b) 25,000 25,462
5.50%, 6/15/2035(b) 25,000 25,973
6.38%, 11/22/2052(b) 100,000 109,046
Koninklijke Philips NV ,
5.00%, 3/15/2042 50,000 46,089
Medtronic Global Holdings
SCA ,
4.25%, 3/30/2028(b) 35,000 35,269
4.50%, 3/30/2033 35,000 35,072
Medtronic, Inc. ,
4.38%, 3/15/2035 75,000 73,558
4.63%, 3/15/2045(b) 97,000 88,775
Smith & Nephew plc ,
2.03%, 10/14/2030(b) 96,000 86,322
Solventum Corp. ,
5.40%, 3/1/2029(b) 35,000 36,249
5.60%, 3/23/2034(b) 100,000 104,049
5.90%, 4/30/2054(b) 50,000 50,219
STERIS Irish FinCo. UnLtd
Co. ,
2.70%, 3/15/2031(b) 150,000 138,400
Stryker Corp. ,
4.70%, 2/10/2028(b) 50,000 50,714
4.85%, 12/8/2028 25,000 25,592
1.95%, 6/15/2030(b) 80,000 72,640
4.63%, 3/15/2046 150,000 133,936
Zimmer Biomet Holdings, Inc. ,
5.35%, 12/1/2028(b) 50,000 51,693
5.20%, 9/15/2034(b) 50,000 50,962
5.50%, 2/19/2035 25,000 25,926
4.45%, 8/15/2045 25,000 21,805
3,130,031
Health Care Providers & Services 1 .0%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 47,719
Aetna, Inc. ,
6.63%, 6/15/2036 50,000 55,008
6.75%, 12/15/2037 75,000 82,568
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 38,339
Ascension Health ,
Series 2025, 4.29%,
11/15/2030(b) 30,000 30,046
Series 2025, 4.92%,
11/15/2035 25,000 25,038
Series B, 3.11%,
11/15/2039(b) 218,000 173,471
Banner Health ,
Series 2020, 3.18%,
1/1/2050(b) 39,000 26,572
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 86,000 54,450

28 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Cardinal Health, Inc. ,
3.41%, 6/15/2027 100,000 99,274
5.13%, 2/15/2029 25,000 25,730
5.00%, 11/15/2029 25,000 25,676
4.50%, 9/15/2030(b) 25,000 25,237
5.35%, 11/15/2034 25,000 25,771
5.15%, 9/15/2035(b) 25,000 25,406
4.37%, 6/15/2047 100,000 82,748
Cencora, Inc. ,
4.85%, 12/15/2029 25,000 25,555
4.30%, 12/15/2047(b) 100,000 83,726
Centene Corp. ,
2.45%, 7/15/2028 200,000 187,268
3.00%, 10/15/2030 300,000 268,361
Cigna Group (The) ,
4.38%, 10/15/2028(b) 125,000 126,136
5.00%, 5/15/2029 50,000 51,352
4.50%, 9/15/2030(b) 50,000 50,343
2.38%, 3/15/2031 60,000 54,305
5.13%, 5/15/2031(b) 50,000 51,670
4.88%, 9/15/2032 50,000 50,651
5.40%, 3/15/2033 60,000 62,483
5.25%, 2/15/2034(b) 50,000 51,425
5.25%, 1/15/2036(b) 50,000 50,900
4.80%, 8/15/2038 125,000 119,690
4.90%, 12/15/2048(b) 250,000 222,884
3.40%, 3/15/2051(b) 100,000 69,481
5.60%, 2/15/2054(b) 50,000 48,489
6.00%, 1/15/2056 25,000 25,708
Cleveland Clinic Foundation
(The) ,
4.86%, 1/1/2114 30,000 25,278
CommonSpirit Health ,
4.35%, 9/1/2030(b) 30,000 29,870
2.78%, 10/1/2030 77,000 71,657
4.98%, 9/1/2035 25,000 24,706
3.91%, 10/1/2050 149,000 111,283
5.66%, 9/1/2055(b) 10,000 9,651
CVS Health Corp. ,
4.30%, 3/25/2028(b) 77,000 77,255
5.00%, 1/30/2029 80,000 81,696
5.40%, 6/1/2029(b) 100,000 103,569
1.75%, 8/21/2030 160,000 142,115
5.25%, 1/30/2031(b) 65,000 67,167
1.88%, 2/28/2031 85,000 74,579
5.55%, 6/1/2031 100,000 104,657
5.00%, 9/15/2032(b) 50,000 51,033
5.25%, 2/21/2033(b) 80,000 82,366
5.30%, 6/1/2033(b) 80,000 82,494
5.70%, 6/1/2034 50,000 52,396
5.45%, 9/15/2035 75,000 76,771
4.78%, 3/25/2038 175,000 165,184
4.13%, 4/1/2040 100,000 85,457
6.00%, 6/1/2044(b) 50,000 50,246
5.13%, 7/20/2045 125,000 112,851
5.05%, 3/25/2048(b) 250,000 220,387
4.25%, 4/1/2050 85,000 65,808
5.63%, 2/21/2053(b) 80,000 75,097
5.88%, 6/1/2053(b) 80,000 77,680
6.05%, 6/1/2054(b) 50,000 49,712
Elevance Health, Inc. ,
5.15%, 6/15/2029(b) 45,000 46,434
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Elevance Health, Inc.,
2.25%, 5/15/2030 200,000 183,624
4.10%, 5/15/2032 40,000 38,922
5.50%, 10/15/2032(b) 50,000 52,638
4.75%, 2/15/2033 45,000 45,139
5.38%, 6/15/2034 150,000 155,012
5.20%, 2/15/2035(b) 70,000 71,501
5.00%, 1/15/2036(b) 50,000 49,698
4.63%, 5/15/2042 125,000 112,471
4.65%, 8/15/2044(b) 100,000 88,135
4.38%, 12/1/2047(b) 100,000 83,004
3.60%, 3/15/2051 100,000 71,195
4.55%, 5/15/2052(b) 40,000 33,100
5.13%, 2/15/2053(b) 100,000 90,256
5.85%, 11/1/2064(b) 75,000 73,642
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050 117,000 75,419
HCA, Inc. ,
5.20%, 6/1/2028(b) 40,000 40,983
3.50%, 9/1/2030 100,000 96,166
4.30%, 11/15/2030 40,000 39,849
5.50%, 3/1/2032(b) 40,000 41,683
4.60%, 11/15/2032 70,000 69,366
5.50%, 6/1/2033 55,000 57,221
5.60%, 4/1/2034(b) 55,000 57,361
5.45%, 9/15/2034 100,000 102,905
5.75%, 3/1/2035(b) 50,000 52,480
4.90%, 11/15/2035 70,000 69,043
5.50%, 6/15/2047 160,000 151,201
3.50%, 7/15/2051(b) 70,000 47,446
4.63%, 3/15/2052 55,000 44,916
5.90%, 6/1/2053(b) 75,000 73,429
6.00%, 4/1/2054(b) 45,000 44,737
5.95%, 9/15/2054(b) 55,000 54,334
5.70%, 11/15/2055(b) 75,000 71,470
6.10%, 4/1/2064(b) 75,000 74,296
Humana, Inc. ,
1.35%, 2/3/2027 180,000 174,720
5.38%, 4/15/2031 50,000 51,694
2.15%, 2/3/2032(b) 115,000 99,685
3.95%, 8/15/2049 150,000 110,810
5.75%, 4/15/2054 74,000 69,613
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046(b) 20,000 15,988
Kaiser Foundation Hospitals ,
Series 2021, 2.81%,
6/1/2041 86,000 63,868
4.88%, 4/1/2042(b) 50,000 47,519
Series 2019, 3.27%,
11/1/2049 122,000 85,066
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029 25,000 23,803
4.35%, 4/1/2030(b) 50,000 50,080
4.70%, 2/1/2045(b) 75,000 66,688
Mass General Brigham, Inc. ,
Series 2020, 3.19%,
7/1/2049(b) 100,000 68,924

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Mayo Clinic ,
Series 2021, 3.20%,
11/15/2061 79,000 49,746
McKesson Corp. ,
3.95%, 2/16/2028 125,000 124,976
4.65%, 5/30/2030 50,000 50,867
5.25%, 5/30/2035(b) 50,000 51,628
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 37,402
4.13%, 7/1/2052 50,000 39,908
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 150,000 81,564
Northwell Healthcare, Inc. ,
3.98%, 11/1/2046 50,000 39,444
Novant Health, Inc. ,
3.17%, 11/1/2051 80,000 53,287
Orlando Health Obligated
Group ,
5.48%, 10/1/2035 35,000 36,507
PeaceHealth Obligated Group ,
Series 2018, 4.79%,
11/15/2048 100,000 86,278
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 38,000 29,465
Series 21A, 2.70%,
10/1/2051 51,000 30,134
Quest Diagnostics, Inc. ,
4.63%, 12/15/2029(b) 25,000 25,424
2.95%, 6/30/2030 75,000 70,954
5.00%, 12/15/2034(b) 50,000 50,567
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 23,258
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 39,761
Series 2025, 5.21%,
8/15/2032(b) 20,000 20,712
Series 2025, 5.54%,
8/15/2035 60,000 62,624
Series 20A, 3.36%,
8/15/2050(b) 134,000 93,690
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 46,963
UnitedHealth Group, Inc. ,
3.70%, 5/15/2027 55,000 54,899
2.95%, 10/15/2027(b) 200,000 197,192
4.25%, 1/15/2029 45,000 45,332
4.70%, 4/15/2029(b) 50,000 50,983
4.00%, 5/15/2029(b) 50,000 49,950
5.30%, 2/15/2030(b) 300,000 312,768
4.65%, 1/15/2031 50,000 50,862
2.30%, 5/15/2031 75,000 67,636
4.95%, 1/15/2032 200,000 205,012
4.20%, 5/15/2032 65,000 64,173
5.35%, 2/15/2033(b) 60,000 62,511
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc.,
4.63%, 7/15/2035(b) 105,000 103,510
5.80%, 3/15/2036 75,000 80,014
3.50%, 8/15/2039(b) 100,000 83,266
3.05%, 5/15/2041(b) 180,000 136,475
3.95%, 10/15/2042 125,000 103,481
5.50%, 7/15/2044(b) 200,000 198,515
4.25%, 6/15/2048 125,000 102,290
3.70%, 8/15/2049 200,000 148,497
3.25%, 5/15/2051 60,000 40,496
4.75%, 5/15/2052 200,000 172,484
5.63%, 7/15/2054(b) 200,000 196,163
3.88%, 8/15/2059 100,000 71,779
3.13%, 5/15/2060 100,000 60,351
4.95%, 5/15/2062 100,000 86,576
5.50%, 4/15/2064 75,000 70,467
Universal Health Services,
Inc. ,
2.65%, 1/15/2032 100,000 88,298
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048 41,000 35,707
12,086,825
Health Care REITs 0 .1%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033(b) 300,000 245,680
4.85%, 4/15/2049 50,000 42,260
5.15%, 4/15/2053(b) 45,000 39,191
5.63%, 5/15/2054(b) 50,000 46,866
DOC DR LLC ,
2.63%, 11/1/2031 50,000 44,953
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 100,000 94,991
Healthpeak OP LLC ,
3.50%, 7/15/2029 125,000 121,495
3.00%, 1/15/2030 30,000 28,424
5.25%, 12/15/2032 60,000 61,501
Omega Healthcare Investors,
Inc. ,
3.63%, 10/1/2029(b) 100,000 96,821
5.20%, 7/1/2030 25,000 25,442
Sabra Health Care LP ,
3.20%, 12/1/2031(b) 100,000 91,498
Ventas Realty LP ,
4.40%, 1/15/2029 82,000 82,365
3.00%, 1/15/2030 100,000 95,208
5.63%, 7/1/2034(b) 25,000 26,122
5.00%, 1/15/2035 75,000 75,092
Welltower OP LLC ,
3.10%, 1/15/2030 100,000 95,919
4.50%, 7/1/2030(b) 50,000 50,557
2.75%, 1/15/2031 175,000 162,774
2.75%, 1/15/2032 50,000 45,487
1,572,646

30 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Technology 0 .0%
†
IQVIA, Inc. ,
6.25%, 2/1/2029(b) 88,000 92,762
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029(b) 50,000 47,965
Series J, 2.90%,
12/15/2031(b) 80,000 72,458
5.70%, 7/1/2034(b) 25,000 25,828
146,251
Hotels, Restaurants & Leisure 0 .2%
Choice Hotels International,
Inc. ,
5.85%, 8/1/2034(b) 50,000 50,978
Darden Restaurants, Inc. ,
4.35%, 10/15/2027 25,000 25,116
4.55%, 10/15/2029 25,000 25,230
6.30%, 10/10/2033(b) 50,000 54,267
Expedia Group, Inc. ,
3.80%, 2/15/2028(b) 150,000 149,171
3.25%, 2/15/2030(b) 65,000 62,340
5.40%, 2/15/2035(b) 50,000 51,286
Hyatt Hotels Corp. ,
5.05%, 3/30/2028(b) 25,000 25,453
5.25%, 6/30/2029(b) 25,000 25,734
5.75%, 4/23/2030(e) 50,000 52,251
5.75%, 3/30/2032 25,000 26,192
5.50%, 6/30/2034(b) 25,000 25,768
5.40%, 12/15/2035(b) 25,000 25,052
Las Vegas Sands Corp. ,
5.90%, 6/1/2027 25,000 25,499
5.63%, 6/15/2028 25,000 25,632
6.00%, 8/15/2029(b) 25,000 26,094
6.00%, 6/14/2030 25,000 26,198
Marriott International, Inc. ,
5.00%, 10/15/2027(b) 55,000 55,930
5.55%, 10/15/2028 50,000 51,923
Series FF, 4.63%,
6/15/2030(b) 92,000 93,373
Series HH, 2.85%,
4/15/2031(b) 75,000 69,531
4.50%, 10/15/2031 25,000 25,054
5.10%, 4/15/2032(b) 25,000 25,746
Series GG, 3.50%,
10/15/2032(b) 100,000 93,367
5.30%, 5/15/2034(b) 50,000 51,568
5.35%, 3/15/2035(b) 50,000 51,369
5.25%, 10/15/2035(b) 25,000 25,337
5.50%, 4/15/2037(b) 50,000 51,184
McDonald's Corp. ,
4.80%, 8/14/2028(b) 50,000 51,057
5.00%, 5/17/2029 25,000 25,730
4.60%, 5/15/2030 25,000 25,427
4.40%, 2/12/2031 25,000 25,201
5.20%, 5/17/2034 25,000 26,065
4.95%, 3/3/2035 25,000 25,286
4.70%, 12/9/2035(b) 100,000 99,263
5.00%, 2/13/2036(b) 25,000 25,203
4.88%, 7/15/2040 100,000 96,015
4.88%, 12/9/2045 100,000 91,131
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
McDonald’s Corp.,
3.63%, 9/1/2049(b) 200,000 147,178
4.20%, 4/1/2050 50,000 40,290
5.45%, 8/14/2053(b) 50,000 48,539
Sands China Ltd. ,
5.40%, 8/8/2028(b)(e) 200,000 203,618
Starbucks Corp. ,
3.50%, 3/1/2028 75,000 74,218
2.55%, 11/15/2030(b) 200,000 184,876
4.80%, 2/15/2033 100,000 101,248
5.40%, 5/15/2035 25,000 26,000
4.45%, 8/15/2049(b) 100,000 82,699
3.50%, 11/15/2050(b) 75,000 52,637
2,748,324
Household Durables 0 .0%
†
DR Horton, Inc. ,
5.50%, 10/15/2035(b) 75,000 78,101
Leggett & Platt, Inc. ,
3.50%, 11/15/2051 50,000 32,856
Mohawk Industries, Inc. ,
5.85%, 9/18/2028 50,000 52,004
PulteGroup, Inc. ,
6.38%, 5/15/2033(b) 50,000 54,826
217,787
Household Products 0 .1%
Church & Dwight Co., Inc. ,
5.60%, 11/15/2032 40,000 42,527
5.00%, 6/15/2052(b) 40,000 36,509
Clorox Co. (The) ,
4.60%, 5/1/2032(b) 75,000 75,674
Colgate-Palmolive Co. ,
4.20%, 5/1/2030 45,000 45,307
3.25%, 8/15/2032 35,000 32,977
4.60%, 3/1/2033 16,000 16,341
Kimberly-Clark Corp. ,
6.63%, 8/1/2037 55,000 63,320
3.20%, 7/30/2046 65,000 46,372
2.88%, 2/7/2050 25,000 16,527
Procter & Gamble Co. (The) ,
2.85%, 8/11/2027(b) 250,000 247,316
4.35%, 1/29/2029 50,000 50,933
4.15%, 10/24/2029 50,000 50,686
4.05%, 5/1/2030 50,000 50,247
1.20%, 10/29/2030 100,000 88,032
1.95%, 4/23/2031(b) 100,000 90,352
4.10%, 11/3/2032 50,000 49,705
4.55%, 1/29/2034(b) 50,000 50,771
4.35%, 11/3/2035 50,000 49,347
3.60%, 3/25/2050(b) 75,000 57,156
1,160,099
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) ,
2.45%, 1/15/2031(b) 70,000 63,465
Basin Electric Power
Cooperative ,
5.85%, 10/15/2055(f) 75,000 73,457

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
Constellation Energy
Generation LLC ,
5.60%, 3/1/2028(b) 40,000 41,266
5.80%, 3/1/2033(b) 40,000 42,687
6.13%, 1/15/2034(b) 25,000 27,098
6.25%, 10/1/2039(b) 30,000 32,504
5.60%, 6/15/2042 75,000 75,225
Oglethorpe Power Corp. ,
5.25%, 9/1/2050 150,000 135,332
Southern Power Co. ,
Series A, 4.25%,
10/1/2030(b) 50,000 49,866
Series B, 4.90%,
10/1/2035(b) 50,000 49,461
590,361
Industrial Conglomerates 0 .1%
3M Co. ,
4.80%, 3/15/2030 25,000 25,555
3.05%, 4/15/2030 25,000 23,894
5.15%, 3/15/2035 25,000 25,552
5.70%, 3/15/2037 40,000 42,118
4.00%, 9/14/2048 96,000 75,755
3.25%, 8/26/2049 90,000 61,881
Honeywell International, Inc. ,
1.10%, 3/1/2027 100,000 96,933
4.65%, 7/30/2027 50,000 50,641
4.25%, 1/15/2029 20,000 20,142
2.70%, 8/15/2029 25,000 23,857
4.70%, 2/1/2030 50,000 51,099
1.75%, 9/1/2031(b) 100,000 87,428
4.95%, 9/1/2031(b) 50,000 51,675
5.00%, 2/15/2033(b) 60,000 61,803
4.50%, 1/15/2034 45,000 44,600
5.00%, 3/1/2035(b) 75,000 76,391
2.80%, 6/1/2050 40,000 26,137
5.25%, 3/1/2054(b) 74,000 69,937
5.35%, 3/1/2064(b) 50,000 47,542
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 31,829
994,769
Industrial REITs 0 .1%
Americold Realty Operating
Partnership LP ,
5.60%, 5/15/2032(b) 25,000 25,169
5.41%, 9/12/2034 25,000 24,397
First Industrial LP ,
5.25%, 1/15/2031 25,000 25,517
Prologis LP ,
1.75%, 7/1/2030(b) 65,000 58,477
1.25%, 10/15/2030(b) 65,000 56,921
4.75%, 1/15/2031(b) 75,000 76,666
2.25%, 1/15/2032 50,000 44,243
3.00%, 4/15/2050 65,000 42,883
2.13%, 10/15/2050 105,000 56,491
5.25%, 6/15/2053(b) 30,000 28,507
5.25%, 3/15/2054(b) 75,000 71,264
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial REITs
Rexford Industrial Realty LP ,
2.15%, 9/1/2031(b) 40,000 35,036
545,571
Insurance 0 .7%
Aflac, Inc. ,
3.60%, 4/1/2030(b) 275,000 270,354
Alleghany Corp. ,
3.63%, 5/15/2030(b) 50,000 48,811
3.25%, 8/15/2051(b) 50,000 33,652
Allstate Corp. (The) ,
5.25%, 3/30/2033 20,000 20,818
+ 2.12%), 6.50%,
5/15/2057(c) 95,000 99,808
American International Group,
Inc. ,
5.13%, 3/27/2033 60,000 61,706
4.75%, 4/1/2048 100,000 88,895
4.38%, 6/30/2050(b) 50,000 41,735
Aon Corp. ,
2.80%, 5/15/2030 50,000 47,209
2.05%, 8/23/2031 50,000 44,166
2.60%, 12/2/2031 25,000 22,592
5.00%, 9/12/2032 30,000 30,728
5.35%, 2/28/2033 25,000 26,034
Aon Global Ltd. ,
4.60%, 6/14/2044(b) 75,000 65,572
Aon North America, Inc. ,
5.13%, 3/1/2027(b) 55,000 55,676
5.30%, 3/1/2031 75,000 78,188
5.75%, 3/1/2054(b) 138,000 137,300
Arch Capital Finance LLC ,
5.03%, 12/15/2046(b) 100,000 93,148
Arthur J Gallagher & Co. ,
4.60%, 12/15/2027 50,000 50,519
2.40%, 11/9/2031 100,000 89,219
5.15%, 2/15/2035(b) 100,000 101,046
3.05%, 3/9/2052 100,000 63,267
5.55%, 2/15/2055(b) 100,000 95,975
Athene Holding Ltd. ,
6.15%, 4/3/2030 150,000 159,051
6.65%, 2/1/2033 50,000 54,169
5.88%, 1/15/2034(b) 25,000 25,918
6.25%, 4/1/2054(b) 50,000 48,624
6.63%, 5/19/2055 75,000 76,386
Berkshire Hathaway Finance
Corp. ,
2.30%, 3/15/2027(b) 100,000 98,425
4.20%, 8/15/2048 100,000 83,454
4.25%, 1/15/2049 100,000 83,846
2.85%, 10/15/2050 45,000 28,945
3.85%, 3/15/2052(b) 100,000 76,950
Brighthouse Financial, Inc. ,
4.70%, 6/22/2047(b) 50,000 36,792
Brown & Brown, Inc. ,
4.20%, 3/17/2032 30,000 29,029
5.25%, 6/23/2032 25,000 25,566
5.65%, 6/11/2034 50,000 51,590
5.55%, 6/23/2035 75,000 76,901
6.25%, 6/23/2055(b) 50,000 51,991
Chubb INA Holdings LLC ,
5.00%, 3/15/2034 75,000 76,714

32 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Chubb INA Holdings LLC,
4.90%, 8/15/2035 50,000 50,212
6.00%, 5/11/2037 90,000 97,694
4.35%, 11/3/2045 50,000 43,527
2.85%, 12/15/2051 50,000 31,839
3.05%, 12/15/2061 35,000 21,460
CNO Financial Group, Inc. ,
6.45%, 6/15/2034 25,000 26,449
Enstar Group Ltd. ,
3.10%, 9/1/2031 55,000 49,431
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 50,000 34,797
3.13%, 10/15/2052 50,000 31,686
F&G Annuities & Life, Inc. ,
7.40%, 1/13/2028 50,000 52,328
6.50%, 6/4/2029 25,000 26,044
6.25%, 10/4/2034 25,000 25,432
Fairfax Financial Holdings
Ltd. ,
4.63%, 4/29/2030(b) 100,000 100,292
6.00%, 12/7/2033(b) 100,000 106,039
6.10%, 3/15/2055(b) 25,000 25,062
6.50%, 5/20/2055(b) 50,000 52,841
Fidelity National Financial,
Inc. ,
3.20%, 9/17/2051 35,000 22,119
First American Financial
Corp. ,
2.40%, 8/15/2031 25,000 21,809
5.45%, 9/30/2034(b) 25,000 25,001
Globe Life, Inc. ,
2.15%, 8/15/2030(b) 50,000 45,225
5.85%, 9/15/2034 25,000 26,250
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030 75,000 68,209
Hartford Insurance Group, Inc.
(The) ,
6.10%, 10/1/2041 109,000 116,264
Kemper Corp. ,
3.80%, 2/23/2032 30,000 27,664
Lincoln National Corp. ,
3.05%, 1/15/2030(b) 100,000 95,307
5.35%, 11/15/2035(b) 25,000 25,221
Loews Corp. ,
4.13%, 5/15/2043(b) 50,000 42,537
Manulife Financial Corp. ,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(c) 100,000 99,670
3.70%, 3/16/2032 20,000 19,163
4.99%, 12/11/2035 25,000 24,938
Markel Group, Inc. ,
3.35%, 9/17/2029 275,000 266,112
3.45%, 5/7/2052 100,000 67,600
Marsh & McLennan Cos., Inc. ,
4.55%, 11/8/2027 75,000 75,884
4.38%, 3/15/2029 50,000 50,499
4.85%, 11/15/2031 25,000 25,644
5.75%, 11/1/2032(b) 25,000 26,783
5.40%, 9/15/2033 50,000 52,517
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Marsh & McLennan Cos., Inc.,
5.15%, 3/15/2034(b) 25,000 25,823
5.00%, 3/15/2035 215,000 217,788
5.35%, 11/15/2044(b) 50,000 48,925
4.20%, 3/1/2048 50,000 41,129
5.40%, 3/15/2055 175,000 168,490
MetLife, Inc. ,
5.30%, 12/15/2034(b) 50,000 51,997
4.88%, 11/13/2043 250,000 233,088
5.00%, 7/15/2052(b) 60,000 54,834
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.08%), 6.35%,
3/15/2055(c) 30,000 31,637
Old Republic International
Corp. ,
5.75%, 3/28/2034(b) 25,000 25,971
Principal Financial Group, Inc. ,
4.30%, 11/15/2046(b) 50,000 41,930
5.50%, 3/15/2053 45,000 43,810
Progressive Corp. (The) ,
2.50%, 3/15/2027 40,000 39,373
4.95%, 6/15/2033(b) 20,000 20,505
3.70%, 1/26/2045 125,000 98,146
4.13%, 4/15/2047 67,000 55,371
Prudential Financial, Inc. ,
3.88%, 3/27/2028(b) 200,000 199,860
5.20%, 3/14/2035(b) 50,000 51,279
4.60%, 5/15/2044(b) 150,000 133,938
3.91%, 12/7/2047 136,000 106,932
3.70%, 3/13/2051(b) 100,000 74,630
Prudential Funding Asia plc ,
3.13%, 4/14/2030 75,000 71,894
Reinsurance Group of
America, Inc. ,
6.00%, 9/15/2033 20,000 21,303
5.75%, 9/15/2034(b) 25,000 26,072
RenaissanceRe Holdings Ltd. ,
5.75%, 6/5/2033 60,000 62,736
5.80%, 4/1/2035 25,000 26,111
Travelers Cos., Inc. (The) ,
6.25%, 6/15/2037(b) 86,000 95,530
5.35%, 11/1/2040(b) 100,000 101,280
4.10%, 3/4/2049 150,000 121,655
5.45%, 5/25/2053 20,000 19,708
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 67,000 75,296
Unum Group ,
4.00%, 6/15/2029 200,000 197,831
5.25%, 12/15/2035 25,000 24,812
4.13%, 6/15/2051 50,000 37,945
W R Berkley Corp. ,
4.00%, 5/12/2050 50,000 38,204
Willis North America, Inc. ,
4.65%, 6/15/2027 50,000 50,389
4.50%, 9/15/2028 125,000 125,899
2.95%, 9/15/2029 65,000 61,837
4.55%, 3/15/2031 50,000 50,062
5.35%, 5/15/2033(b) 20,000 20,625
5.15%, 3/15/2036 25,000 25,002

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Willis North America, Inc.,
5.90%, 3/5/2054(b) 50,000 49,911
7,819,876
Interactive Media & Services 0 .3%
Alphabet, Inc. ,
3.88%, 11/15/2028(b) 35,000 35,171
4.10%, 11/15/2030 125,000 125,384
4.38%, 11/15/2032(b) 45,000 45,153
4.50%, 5/15/2035(b) 100,000 99,467
4.70%, 11/15/2035 150,000 150,037
1.90%, 8/15/2040 100,000 67,687
5.35%, 11/15/2045 125,000 124,210
2.05%, 8/15/2050(b) 75,000 40,828
5.25%, 5/15/2055(b) 50,000 47,889
5.45%, 11/15/2055 100,000 98,097
2.25%, 8/15/2060 100,000 51,230
5.30%, 5/15/2065 60,000 56,429
5.70%, 11/15/2075 125,000 123,031
Baidu, Inc. ,
4.38%, 3/29/2028 200,000 201,803
Meta Platforms, Inc. ,
3.50%, 8/15/2027(b) 230,000 229,544
4.60%, 5/15/2028(b) 60,000 61,106
4.20%, 11/15/2030 170,000 170,359
3.85%, 8/15/2032(b) 195,000 189,162
4.60%, 11/15/2032(b) 100,000 100,804
4.95%, 5/15/2033(b) 60,000 61,739
4.75%, 8/15/2034(b) 175,000 176,434
4.88%, 11/15/2035 145,000 144,806
5.50%, 11/15/2045(b) 405,000 393,263
4.45%, 8/15/2052(b) 40,000 32,552
5.60%, 5/15/2053 35,000 33,501
5.40%, 8/15/2054 46,000 42,795
5.63%, 11/15/2055(b) 230,000 220,747
5.75%, 5/15/2063 60,000 57,624
5.75%, 11/15/2065 365,000 348,029
3,528,881
IT Services 0 .1%
Accenture Capital, Inc. ,
3.90%, 10/4/2027(b) 35,000 35,136
4.05%, 10/4/2029 50,000 50,181
4.25%, 10/4/2031(b) 50,000 50,039
4.50%, 10/4/2034(b) 35,000 34,502
Booz Allen Hamilton, Inc. ,
5.95%, 4/15/2035(b) 50,000 51,804
CGI, Inc. ,
4.95%, 3/14/2030(f) 25,000 25,335
DXC Technology Co. ,
2.38%, 9/15/2028(b) 25,000 23,572
IBM International Capital Pte.
Ltd. ,
4.60%, 2/5/2029 100,000 101,500
International Business
Machines Corp. ,
1.70%, 5/15/2027(b) 300,000 291,539
3.50%, 5/15/2029 150,000 147,123
4.80%, 2/10/2030(b) 100,000 102,278
5.00%, 2/10/2032 100,000 102,722
5.88%, 11/29/2032 53,000 57,147
4.15%, 5/15/2039 150,000 133,907
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
International Business
Machines Corp.,
4.25%, 5/15/2049 300,000 242,254
5.70%, 2/10/2055(b) 100,000 98,550
Kyndryl Holdings, Inc. ,
3.15%, 10/15/2031(b) 150,000 136,910
1,684,499
Leisure Products 0 .0%
†
Brunswick Corp. ,
5.10%, 4/1/2052 3,000 2,355
Hasbro, Inc. ,
6.05%, 5/14/2034(b) 25,000 26,520
5.10%, 5/15/2044 25,000 22,282
51,157
Life Sciences Tools & Services 0 .1%
Agilent Technologies, Inc. ,
2.30%, 3/12/2031 82,000 74,181
4.75%, 9/9/2034 25,000 24,943
Bio-Rad Laboratories, Inc. ,
3.70%, 3/15/2032(b) 50,000 47,205
Danaher Corp. ,
2.60%, 10/1/2050 44,000 26,855
2.80%, 12/10/2051 65,000 40,951
Illumina, Inc. ,
5.75%, 12/13/2027 100,000 102,996
4.75%, 12/12/2030 25,000 25,239
Revvity, Inc. ,
3.30%, 9/15/2029 100,000 96,344
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028 115,000 108,566
5.00%, 1/31/2029 75,000 77,207
4.98%, 8/10/2030(b) 65,000 67,417
4.20%, 3/1/2031(b) 45,000 44,978
4.47%, 10/7/2032 50,000 50,159
4.79%, 10/7/2035(b) 50,000 50,153
4.89%, 10/7/2037(b) 50,000 49,700
2.80%, 10/15/2041 30,000 22,203
5.30%, 2/1/2044 75,000 73,947
983,044
Machinery 0 .2%
AGCO Corp. ,
5.45%, 3/21/2027 50,000 50,675
5.80%, 3/21/2034(b) 25,000 26,169
Caterpillar, Inc. ,
2.60%, 9/19/2029 70,000 66,744
6.05%, 8/15/2036 102,000 113,232
3.80%, 8/15/2042(b) 200,000 167,974
3.25%, 9/19/2049(b) 105,000 74,687
CNH Industrial Capital LLC ,
5.50%, 1/12/2029 100,000 103,150
5.10%, 4/20/2029(b) 50,000 51,098
Cummins, Inc. ,
5.30%, 5/9/2035(b) 125,000 129,621
Deere & Co. ,
5.45%, 1/16/2035(b) 50,000 52,729
3.90%, 6/9/2042(b) 75,000 64,510
5.70%, 1/19/2055 75,000 77,516
Deere Funding Canada Corp. ,
4.15%, 10/9/2030 25,000 24,998

34 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Dover Corp. ,
5.38%, 3/1/2041 25,000 25,099
Flowserve Corp. ,
2.80%, 1/15/2032 25,000 22,357
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 75,000 72,824
Ingersoll Rand, Inc. ,
5.20%, 6/15/2027(b) 50,000 50,793
5.18%, 6/15/2029 50,000 51,682
5.70%, 8/14/2033(b) 100,000 105,950
5.45%, 6/15/2034 50,000 52,024
Nordson Corp. ,
4.50%, 12/15/2029(b) 25,000 25,166
5.80%, 9/15/2033 25,000 26,444
nVent Finance Sarl ,
5.65%, 5/15/2033(b) 40,000 41,714
Otis Worldwide Corp. ,
5.25%, 8/16/2028 30,000 30,915
3.11%, 2/15/2040 125,000 98,178
Parker-Hannifin Corp. ,
4.25%, 9/15/2027(b) 65,000 65,386
3.25%, 6/14/2029 104,000 101,183
4.50%, 9/15/2029 45,000 45,630
4.20%, 11/21/2034(b) 175,000 169,700
Stanley Black & Decker, Inc. ,
6.00%, 3/6/2028 100,000 103,646
4.25%, 11/15/2028 50,000 50,040
2.30%, 3/15/2030(b) 175,000 160,220
3.00%, 5/15/2032 40,000 36,212
Westinghouse Air Brake
Technologies Corp. ,
4.70%, 9/15/2028(e) 100,000 101,225
4.90%, 5/29/2030 50,000 51,159
5.50%, 5/29/2035(b) 25,000 26,073
2,516,723
Media 0 .4%
Charter Communications
Operating LLC ,
2.25%, 1/15/2029 100,000 93,609
5.05%, 3/30/2029(b) 100,000 101,161
6.10%, 6/1/2029(b) 75,000 78,276
6.65%, 2/1/2034(b) 125,000 131,680
6.55%, 6/1/2034(b) 75,000 78,882
6.38%, 10/23/2035(b) 250,000 258,014
3.50%, 3/1/2042 100,000 69,374
5.38%, 5/1/2047(b) 150,000 123,562
5.75%, 4/1/2048(b) 175,000 149,273
4.80%, 3/1/2050(b) 175,000 131,460
3.90%, 6/1/2052 75,000 48,407
5.25%, 4/1/2053(b) 180,000 142,352
6.83%, 10/23/2055 125,000 119,981
3.85%, 4/1/2061 310,000 184,732
Comcast Corp. ,
2.65%, 2/1/2030 200,000 188,761
3.40%, 4/1/2030(b) 165,000 160,023
1.95%, 1/15/2031 200,000 178,276
4.95%, 5/15/2032(b) 50,000 51,215
4.25%, 1/15/2033(b) 100,000 97,783
4.80%, 5/15/2033(b) 80,000 80,689
4.40%, 8/15/2035(b) 125,000 119,422
5.17%, 1/15/2037(f) 706,000 696,094
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Comcast Corp.,
3.40%, 7/15/2046(b) 150,000 104,303
4.00%, 11/1/2049 125,000 92,173
2.89%, 11/1/2051 200,000 116,959
2.45%, 8/15/2052 70,000 37,120
5.35%, 5/15/2053(b) 80,000 71,861
5.65%, 6/1/2054(b) 70,000 65,597
6.05%, 5/15/2055(b) 75,000 74,076
2.94%, 11/1/2056 327,000 183,733
2.65%, 8/15/2062 200,000 100,721
Fox Corp. ,
6.50%, 10/13/2033(b) 100,000 110,238
5.58%, 1/25/2049(b) 100,000 96,177
Omnicom Group, Inc. ,
2.40%, 3/1/2031(f) 160,000 143,642
2.60%, 8/1/2031(b) 32,000 29,032
5.38%, 6/15/2033(f) 24,000 24,341
5.30%, 11/1/2034 50,000 51,055
3.38%, 3/1/2041(f) 70,000 52,996
Paramount Global ,
5.50%, 5/15/2033 118,000 112,790
4.60%, 1/15/2045 250,000 173,366
4,923,206
Metals & Mining 0 .2%
ArcelorMittal SA ,
6.80%, 11/29/2032(b) 40,000 44,790
7.00%, 10/15/2039(b)(e) 50,000 56,414
6.35%, 6/17/2054(b) 50,000 52,682
Barrick North America Finance
LLC ,
5.75%, 5/1/2043 100,000 101,707
BHP Billiton Finance USA Ltd. ,
5.10%, 9/8/2028(b) 100,000 103,042
5.00%, 2/21/2030(b) 100,000 103,177
5.25%, 9/8/2030 100,000 104,168
5.13%, 2/21/2032 75,000 77,757
4.90%, 2/28/2033 35,000 35,714
5.25%, 9/8/2033 50,000 51,940
5.30%, 2/21/2035(b) 75,000 77,433
4.13%, 2/24/2042(b) 92,000 79,460
5.00%, 9/30/2043(b) 100,000 94,970
Freeport-McMoRan, Inc. ,
5.40%, 11/14/2034(b) 50,000 51,552
Newmont Corp. ,
5.35%, 3/15/2034(b) 25,000 26,131
5.88%, 4/1/2035 86,000 92,987
4.88%, 3/15/2042(b) 50,000 47,833
Nucor Corp. ,
4.65%, 6/1/2030(b) 50,000 51,046
5.10%, 6/1/2035 50,000 51,091
5.20%, 8/1/2043 75,000 72,867
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 56,000 59,660
Rio Tinto Finance USA Ltd. ,
2.75%, 11/2/2051 100,000 61,986
Rio Tinto Finance USA plc ,
4.50%, 3/14/2028 40,000 40,471
4.88%, 3/14/2030 80,000 82,187
5.00%, 3/14/2032(b) 55,000 56,790
5.25%, 3/14/2035 85,000 87,587
4.13%, 8/21/2042(b) 100,000 85,955

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Rio Tinto Finance USA plc,
5.13%, 3/9/2053 60,000 55,888
5.75%, 3/14/2055(b) 60,000 61,180
Southern Copper Corp. ,
6.75%, 4/16/2040(b) 150,000 169,245
Steel Dynamics, Inc. ,
4.00%, 12/15/2028 50,000 49,943
3.25%, 1/15/2031(b) 75,000 71,303
5.38%, 8/15/2034(b) 50,000 51,799
5.25%, 5/15/2035 50,000 51,133
Vale Overseas Ltd. ,
3.75%, 7/8/2030 300,000 288,830
6.40%, 6/28/2054(b) 75,000 76,537
2,727,255
Multi-Utilities 0 .5%
Ameren Corp. ,
1.95%, 3/15/2027 80,000 78,085
5.00%, 1/15/2029 50,000 51,115
5.38%, 3/15/2035(b) 25,000 25,691
Ameren Illinois Co. ,
3.85%, 9/1/2032 40,000 38,411
2.90%, 6/15/2051 100,000 63,168
5.90%, 12/1/2052(b) 100,000 103,543
Berkshire Hathaway Energy
Co. ,
6.13%, 4/1/2036 150,000 162,675
5.15%, 11/15/2043(b) 150,000 144,020
4.60%, 5/1/2053(b) 90,000 75,777
Black Hills Corp. ,
3.05%, 10/15/2029 210,000 200,414
4.55%, 1/31/2031 25,000 25,005
6.00%, 1/15/2035(b) 25,000 26,661
CenterPoint Energy, Inc. ,
5.40%, 6/1/2029(b) 50,000 51,783
Consolidated Edison Co. of
New York, Inc. ,
5.20%, 3/1/2033(b) 40,000 41,656
5.50%, 3/15/2034 50,000 52,460
5.13%, 3/15/2035 125,000 127,786
3.95%, 3/1/2043 75,000 61,665
4.50%, 12/1/2045 125,000 107,551
6.15%, 11/15/2052(b) 50,000 52,583
5.90%, 11/15/2053(b) 50,000 50,967
4.63%, 12/1/2054 50,000 42,104
5.75%, 11/15/2055 35,000 34,901
3.60%, 6/15/2061(b) 200,000 136,617
Consumers Energy Co. ,
4.90%, 2/15/2029(b) 100,000 102,528
4.70%, 1/15/2030 25,000 25,550
4.50%, 1/15/2031 40,000 40,441
5.05%, 5/15/2035 100,000 101,728
4.35%, 4/15/2049 175,000 145,650
3.10%, 8/15/2050 45,000 30,050
Dominion Energy, Inc. ,
4.60%, 5/15/2028 50,000 50,584
Series C, 3.38%,
4/1/2030(b) 150,000 144,726
5.00%, 6/15/2030(b) 50,000 51,372
Series A, 4.35%, 8/15/2032 40,000 39,273
5.38%, 11/15/2032(b) 50,000 51,909
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Dominion Energy, Inc.,
Series B, 5.95%,
6/15/2035(b) 151,000 160,772
Series C, 4.90%, 8/1/2041 200,000 184,318
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.26%),
6.00%, 2/15/2056(c) 25,000 25,115
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.01%),
6.20%, 2/15/2056(c) 25,000 25,017
DTE Energy Co. ,
4.88%, 6/1/2028 100,000 101,732
5.10%, 3/1/2029 75,000 76,856
2.95%, 3/1/2030 50,000 47,353
5.05%, 10/1/2035(b) 25,000 24,954
National Grid plc ,
5.42%, 1/11/2034 100,000 103,434
NiSource, Inc. ,
5.25%, 3/30/2028(b) 104,000 106,623
5.20%, 7/1/2029(b) 50,000 51,549
2.95%, 9/1/2029(b) 125,000 119,944
1.70%, 2/15/2031(b) 85,000 74,588
5.35%, 4/1/2034(b) 25,000 25,772
5.35%, 7/15/2035(b) 100,000 102,239
5.95%, 6/15/2041 175,000 180,786
5.00%, 6/15/2052 70,000 61,924
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.04%),
5.75%, 7/15/2056(b)(c) 25,000 25,162
Public Service Enterprise
Group, Inc. ,
5.88%, 10/15/2028 50,000 52,205
5.20%, 4/1/2029 50,000 51,395
4.90%, 3/15/2030 25,000 25,564
5.45%, 4/1/2034 50,000 51,653
5.40%, 3/15/2035(b) 25,000 25,687
Puget Energy, Inc. ,
2.38%, 6/15/2028(b) 50,000 47,844
4.22%, 3/15/2032(b) 40,000 38,353
5.73%, 3/15/2035 25,000 25,654
Puget Sound Energy, Inc. ,
5.33%, 6/15/2034 25,000 25,728
5.64%, 4/15/2041 175,000 174,829
San Diego Gas & Electric Co. ,
Series VVV, 1.70%,
10/1/2030(b) 100,000 89,242
5.40%, 4/15/2035 25,000 25,876
3.32%, 4/15/2050 75,000 51,663
5.35%, 4/1/2053(b) 20,000 18,893
5.55%, 4/15/2054(b) 50,000 48,597
Sempra ,
3.40%, 2/1/2028(b) 300,000 295,430
6.00%, 10/15/2039 95,000 98,899
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.63%),
6.40%, 10/1/2054(b)(c) 26,000 26,445

36 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 250,000 221,187
5.75%, 9/15/2033(b) 50,000 52,982
Series B, 5.10%,
9/15/2035(b) 25,000 25,192
WEC Energy Group, Inc. ,
1.80%, 10/15/2030 103,000 91,610
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.91%),
5.63%, 5/15/2056(b)(c) 25,000 25,157
5,626,672
Office REITs 0 .1%
Boston Properties LP ,
2.90%, 3/15/2030(b) 100,000 93,760
3.25%, 1/30/2031 89,000 83,470
2.45%, 10/1/2033(b) 100,000 82,720
COPT Defense Properties LP ,
4.50%, 10/15/2030 25,000 24,879
2.90%, 12/1/2033 100,000 85,317
Highwoods Realty LP ,
3.05%, 2/15/2030 100,000 93,112
Kilroy Realty LP ,
3.05%, 2/15/2030(b) 100,000 92,984
6.25%, 1/15/2036(b) 25,000 25,840
582,082
Oil, Gas & Consumable Fuels 1 .7%
APA Corp. ,
6.10%, 2/15/2035 25,000 25,698
6.75%, 2/15/2055(b) 25,000 24,899
Boardwalk Pipelines LP ,
3.40%, 2/15/2031 175,000 165,572
5.63%, 8/1/2034 25,000 26,120
5.38%, 2/15/2036(b) 25,000 25,124
BP Capital Markets America,
Inc. ,
5.02%, 11/17/2027 100,000 101,977
4.23%, 11/6/2028 275,000 276,765
4.70%, 4/10/2029 50,000 50,967
4.87%, 11/25/2029(b) 25,000 25,646
2.72%, 1/12/2032 50,000 45,539
4.89%, 9/11/2033(b) 15,000 15,260
5.23%, 11/17/2034(b) 125,000 128,953
3.06%, 6/17/2041 50,000 38,057
3.00%, 2/24/2050 75,000 48,897
2.77%, 11/10/2050 150,000 92,350
2.94%, 6/4/2051 150,000 95,441
3.00%, 3/17/2052 50,000 31,983
3.38%, 2/8/2061 50,000 32,639
BP Capital Markets plc ,
3.28%, 9/19/2027(b) 300,000 297,399
Canadian Natural Resources
Ltd. ,
5.40%, 12/15/2034(b) 25,000 25,450
6.25%, 3/15/2038(b) 90,000 95,456
4.95%, 6/1/2047(b) 75,000 66,007
Cenovus Energy, Inc. ,
4.65%, 3/20/2031 50,000 49,844
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Cenovus Energy, Inc.,
2.65%, 1/15/2032(b) 45,000 39,979
5.40%, 3/20/2036(b) 50,000 49,934
6.75%, 11/15/2039(b) 17,000 18,718
5.40%, 6/15/2047(b) 70,000 63,799
3.75%, 2/15/2052(b) 25,000 17,477
Cheniere Corpus Christi
Holdings LLC ,
3.70%, 11/15/2029(b) 65,000 63,478
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 150,000 150,315
4.00%, 3/1/2031(b) 75,000 73,032
3.25%, 1/31/2032(b) 50,000 46,052
5.75%, 8/15/2034(b) 75,000 78,309
5.55%, 10/30/2035(f) 50,000 51,119
Cheniere Energy, Inc. ,
5.65%, 4/15/2034(b) 150,000 155,607
Chevron Corp. ,
2.00%, 5/11/2027 120,000 117,364
2.24%, 5/11/2030 77,000 71,407
3.08%, 5/11/2050 25,000 16,951
Chevron USA, Inc. ,
1.02%, 8/12/2027(b) 120,000 115,020
4.05%, 8/13/2028 25,000 25,193
4.30%, 10/15/2030(b) 75,000 75,725
4.98%, 4/15/2035 50,000 51,222
4.85%, 10/15/2035(b) 50,000 50,580
2.34%, 8/12/2050 100,000 58,097
CNOOC Finance 2013 Ltd. ,
3.30%, 9/30/2049 200,000 154,166
Columbia Pipeline Group, Inc. ,
5.80%, 6/1/2045(b) 25,000 24,694
ConocoPhillips ,
5.90%, 10/15/2032 52,000 56,438
6.50%, 2/1/2039(b) 50,000 56,197
ConocoPhillips Co. ,
4.85%, 1/15/2032 50,000 51,342
5.00%, 1/15/2035(b) 25,000 25,346
3.76%, 3/15/2042 50,000 40,722
4.30%, 11/15/2044 105,000 88,750
3.80%, 3/15/2052 50,000 36,678
5.30%, 5/15/2053(b) 40,000 37,262
5.55%, 3/15/2054(b) 50,000 48,108
5.50%, 1/15/2055(b) 55,000 52,610
4.03%, 3/15/2062 50,000 36,327
5.70%, 9/15/2063 50,000 48,172
Continental Resources, Inc. ,
4.90%, 6/1/2044 35,000 27,866
Coterra Energy, Inc. ,
5.40%, 2/15/2035(b) 100,000 101,499
Devon Energy Corp. ,
5.88%, 6/15/2028 100,000 100,003
5.20%, 9/15/2034 75,000 74,669
4.75%, 5/15/2042(b) 75,000 64,848
5.75%, 9/15/2054(b) 75,000 68,917
Diamondback Energy, Inc. ,
5.20%, 4/18/2027(b) 125,000 126,807
6.25%, 3/15/2033(b) 35,000 37,711
4.40%, 3/24/2051(b) 50,000 40,075
4.25%, 3/15/2052(b) 60,000 46,636
5.75%, 4/18/2054(b) 50,000 47,252
5.90%, 4/18/2064 60,000 56,638

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Eastern Energy Gas Holdings
LLC ,
5.80%, 1/15/2035(b) 25,000 26,397
5.65%, 10/15/2054 90,000 87,060
Eastern Gas Transmission &
Storage, Inc. ,
3.00%, 11/15/2029(b) 100,000 95,570
Enbridge, Inc. ,
5.25%, 4/5/2027(b) 25,000 25,345
4.60%, 6/20/2028 25,000 25,258
6.00%, 11/15/2028(b) 50,000 52,544
4.20%, 11/20/2028(b) 50,000 50,048
3.13%, 11/15/2029 75,000 71,816
4.90%, 6/20/2030(b) 35,000 35,781
6.20%, 11/15/2030 80,000 85,906
4.50%, 2/15/2031 50,000 49,949
5.70%, 3/8/2033 105,000 110,595
5.63%, 4/5/2034(b) 131,000 136,754
5.55%, 6/20/2035(b) 50,000 51,730
5.20%, 11/20/2035 50,000 50,400
4.00%, 11/15/2049 100,000 76,516
3.40%, 8/1/2051 15,000 10,250
5.95%, 4/5/2054(b) 25,000 25,308
Energy Transfer LP ,
5.55%, 2/15/2028 50,000 51,331
5.25%, 7/1/2029 30,000 30,872
3.75%, 5/15/2030(b) 60,000 58,390
6.40%, 12/1/2030(b) 40,000 43,208
5.75%, 2/15/2033(b) 155,000 162,662
5.70%, 4/1/2035(b) 100,000 103,513
5.00%, 5/15/2044(e) 150,000 130,021
5.35%, 5/15/2045 200,000 180,875
5.30%, 4/15/2047 200,000 177,475
5.00%, 5/15/2050(b) 200,000 167,330
5.95%, 5/15/2054 40,000 37,906
6.05%, 9/1/2054 50,000 48,086
Enterprise Products Operating
LLC ,
4.60%, 1/11/2027 50,000 50,359
4.30%, 6/20/2028 75,000 75,643
2.80%, 1/31/2030 70,000 66,499
4.60%, 1/15/2031 135,000 136,659
5.35%, 1/31/2033 70,000 73,102
4.85%, 1/31/2034 50,000 50,518
4.95%, 2/15/2035 50,000 50,582
6.13%, 10/15/2039 85,000 91,498
4.45%, 2/15/2043 100,000 87,883
4.85%, 3/15/2044 100,000 91,275
4.25%, 2/15/2048 100,000 82,109
4.80%, 2/1/2049(b) 75,000 66,045
4.20%, 1/31/2050(b) 59,000 47,318
3.70%, 1/31/2051(b) 75,000 54,998
3.20%, 2/15/2052 30,000 19,900
4.95%, 10/15/2054 100,000 88,668
5.55%, 2/16/2055(b) 45,000 43,610
EOG Resources, Inc. ,
4.40%, 7/15/2028(b) 75,000 75,839
4.40%, 1/15/2031 25,000 25,097
5.35%, 1/15/2036(b) 75,000 77,067
4.95%, 4/15/2050(b) 60,000 53,637
5.65%, 12/1/2054(b) 25,000 24,451
5.95%, 7/15/2055(b) 35,000 35,643
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
EQT Corp. ,
3.90%, 10/1/2027(b) 300,000 298,634
5.75%, 2/1/2034(b) 50,000 52,232
Equinor ASA ,
4.25%, 6/2/2028 50,000 50,452
3.13%, 4/6/2030(b) 200,000 192,683
4.50%, 9/3/2030 25,000 25,362
5.13%, 6/3/2035(b) 50,000 51,348
4.75%, 11/14/2035 25,000 24,871
3.70%, 4/6/2050 100,000 75,790
Expand Energy Corp. ,
5.70%, 1/15/2035(b) 100,000 103,487
Exxon Mobil Corp. ,
3.29%, 3/19/2027(b) 200,000 199,139
3.48%, 3/19/2030 50,000 48,893
2.61%, 10/15/2030(b) 125,000 117,192
4.23%, 3/19/2040(b) 125,000 114,650
4.11%, 3/1/2046 175,000 146,319
3.10%, 8/16/2049 50,000 34,147
4.33%, 3/19/2050 101,000 84,655
3.45%, 4/15/2051 49,000 35,139
Hess Corp. ,
5.60%, 2/15/2041 75,000 77,492
Kinder Morgan Energy
Partners LP ,
5.00%, 8/15/2042 100,000 91,633
Kinder Morgan, Inc. ,
5.00%, 2/1/2029(b) 60,000 61,389
5.10%, 8/1/2029(b) 40,000 41,132
2.00%, 2/15/2031(b) 50,000 44,624
5.20%, 6/1/2033(b) 90,000 92,611
5.40%, 2/1/2034(b) 75,000 77,431
5.30%, 12/1/2034(b) 150,000 152,905
5.05%, 2/15/2046 250,000 224,771
3.25%, 8/1/2050 50,000 33,072
3.60%, 2/15/2051(b) 100,000 69,969
5.95%, 8/1/2054 25,000 24,837
Marathon Petroleum Corp. ,
5.70%, 3/1/2035(b) 50,000 51,452
6.50%, 3/1/2041(b) 150,000 159,649
MPLX LP ,
4.00%, 3/15/2028(b) 100,000 99,788
2.65%, 8/15/2030(b) 140,000 129,665
4.80%, 2/15/2031 70,000 70,735
4.95%, 9/1/2032 90,000 90,608
5.00%, 1/15/2033 50,000 50,178
5.00%, 3/1/2033(b) 35,000 35,165
5.50%, 6/1/2034 60,000 61,211
5.40%, 4/1/2035 50,000 50,319
5.40%, 9/15/2035(b) 50,000 50,372
4.50%, 4/15/2038 100,000 91,178
5.20%, 3/1/2047 100,000 89,361
4.70%, 4/15/2048 75,000 62,334
5.50%, 2/15/2049 50,000 45,915
6.20%, 9/15/2055(b) 40,000 39,660
Occidental Petroleum Corp. ,
5.00%, 8/1/2027(b) 70,000 71,277
5.20%, 8/1/2029(b) 65,000 66,624
6.13%, 1/1/2031(b) 100,000 105,693
5.38%, 1/1/2032(b) 70,000 71,680
5.55%, 10/1/2034(b) 55,000 56,101
6.45%, 9/15/2036 50,000 53,286

38 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Occidental Petroleum Corp.,
4.20%, 3/15/2048 180,000 135,633
ONEOK Partners LP ,
6.13%, 2/1/2041 100,000 102,520
ONEOK, Inc. ,
4.55%, 7/15/2028 86,000 86,740
5.65%, 11/1/2028 100,000 103,858
4.35%, 3/15/2029(b) 100,000 100,320
5.80%, 11/1/2030 75,000 79,058
4.75%, 10/15/2031(b) 125,000 125,664
4.95%, 10/15/2032 25,000 25,113
5.05%, 11/1/2034(b) 150,000 148,661
5.40%, 10/15/2035(b) 25,000 25,260
5.45%, 6/1/2047 100,000 91,935
5.20%, 7/15/2048(b) 150,000 135,148
6.63%, 9/1/2053(b) 50,000 52,365
6.25%, 10/15/2055 50,000 50,106
5.85%, 11/1/2064(b) 30,000 28,146
Ovintiv, Inc. ,
5.65%, 5/15/2028 60,000 61,768
6.25%, 7/15/2033(b) 40,000 42,429
6.50%, 2/1/2038 25,000 26,196
7.10%, 7/15/2053 40,000 42,506
Phillips 66 ,
4.65%, 11/15/2034(b) 100,000 97,975
5.88%, 5/1/2042 57,000 57,614
4.88%, 11/15/2044 100,000 87,837
Phillips 66 Co. ,
4.95%, 12/1/2027 40,000 40,638
5.25%, 6/15/2031(b) 75,000 77,947
4.95%, 3/15/2035(b) 75,000 74,529
4.90%, 10/1/2046(b) 50,000 43,577
5.50%, 3/15/2055(b) 25,000 23,028
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.17%), 6.20%,
3/15/2056(b)(c) 25,000 24,897
Pioneer Natural Resources
Co. ,
2.15%, 1/15/2031(b) 200,000 181,388
Plains All American Pipeline
LP ,
3.55%, 12/15/2029(b) 106,000 102,977
5.70%, 9/15/2034 50,000 51,561
5.95%, 6/15/2035(b) 50,000 52,072
5.60%, 1/15/2036 50,000 50,578
5.15%, 6/1/2042 100,000 91,334
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027(b) 200,000 201,344
4.50%, 5/15/2030(b) 150,000 150,608
Shell Finance US, Inc. ,
4.13%, 11/6/2030 50,000 49,994
4.75%, 1/6/2036 50,000 49,926
6.38%, 12/15/2038(f) 250,000 278,468
4.55%, 8/12/2043 50,000 44,723
4.38%, 5/11/2045 100,000 86,124
4.00%, 5/10/2046 100,000 80,845
3.75%, 9/12/2046 100,000 77,910
3.00%, 11/26/2051(f) 100,000 64,140
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
South Bow USA Infrastructure
Holdings LLC ,
5.58%, 10/1/2034 45,000 45,446
6.18%, 10/1/2054 60,000 57,639
Spectra Energy Partners LP ,
4.50%, 3/15/2045 100,000 84,337
Suncor Energy, Inc. ,
7.15%, 2/1/2032 100,000 112,264
5.95%, 12/1/2034(b) 50,000 52,896
6.85%, 6/1/2039 70,000 77,686
Targa Resources Corp. ,
5.20%, 7/1/2027(b) 60,000 60,973
4.35%, 1/15/2029(b) 50,000 50,139
6.15%, 3/1/2029(b) 35,000 36,845
4.90%, 9/15/2030(b) 50,000 50,944
6.13%, 3/15/2033 100,000 106,968
5.50%, 2/15/2035(b) 100,000 102,435
5.55%, 8/15/2035 50,000 51,175
5.65%, 2/15/2036(b) 50,000 51,360
5.40%, 7/30/2036 50,000 50,057
6.25%, 7/1/2052 60,000 60,244
Targa Resources Partners LP ,
4.88%, 2/1/2031(b) 100,000 100,611
4.00%, 1/15/2032 25,000 23,855
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029(b) 75,000 73,848
3.13%, 5/29/2050 125,000 83,318
3.39%, 6/29/2060 100,000 64,887
TotalEnergies Capital SA ,
5.15%, 4/5/2034(b) 50,000 51,908
5.49%, 4/5/2054 64,000 61,883
5.28%, 9/10/2054(b) 75,000 70,470
5.64%, 4/5/2064 50,000 48,292
5.43%, 9/10/2064(b) 50,000 46,795
TransCanada PipeLines Ltd. ,
4.25%, 5/15/2028(b) 400,000 400,797
4.10%, 4/15/2030 100,000 98,855
4.63%, 3/1/2034(b) 100,000 97,406
5.85%, 3/15/2036 150,000 156,490
6.10%, 6/1/2040 50,000 52,532
Valero Energy Corp. ,
2.80%, 12/1/2031(b) 25,000 22,781
7.50%, 4/15/2032 18,000 20,605
6.63%, 6/15/2037(b) 100,000 110,113
3.65%, 12/1/2051(b) 50,000 34,611
Viper Energy Partners LLC ,
5.70%, 8/1/2035(b) 25,000 25,513
Western Midstream Operating
LP ,
4.05%, 2/1/2030(b)(e) 104,000 101,887
4.80%, 3/1/2031(b) 25,000 24,989
6.15%, 4/1/2033(b) 100,000 105,887
5.30%, 3/1/2048 70,000 60,356
Williams Cos., Inc. (The) ,
5.15%, 3/15/2034 150,000 152,514
5.60%, 3/15/2035(b) 50,000 51,999
5.30%, 9/30/2035(b) 50,000 50,859
6.30%, 4/15/2040 100,000 107,723
5.80%, 11/15/2043(b) 150,000 148,996
4.90%, 1/15/2045 75,000 67,120

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The),
5.80%, 11/15/2054(b) 100,000 98,790
19,975,118
Paper & Forest Products 0 .0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 60,621
Suzano Austria GmbH ,
5.00%, 1/15/2030 200,000 200,168
260,789
Passenger Airlines 0 .0%
†
American Airlines Pass-
Through Trust ,
Series 2021-1, Class A,
2.88%, 7/11/2034 20,978 19,162
Southwest Airlines Co. ,
4.38%, 11/15/2028(b) 50,000 50,105
2.63%, 2/10/2030(b) 50,000 46,447
5.25%, 11/15/2035 50,000 48,898
164,612
Personal Care Products 0 .0%
†
Estee Lauder Cos., Inc. (The) ,
2.38%, 12/1/2029 35,000 32,760
1.95%, 3/15/2031(b) 100,000 89,199
5.00%, 2/14/2034 75,000 76,123
3.13%, 12/1/2049 100,000 66,311
Kenvue, Inc. ,
5.05%, 3/22/2028(b) 30,000 30,649
5.00%, 3/22/2030(b) 30,000 30,939
4.85%, 5/22/2032 50,000 51,129
5.10%, 3/22/2043 60,000 57,609
5.05%, 3/22/2053(b) 50,000 45,564
5.20%, 3/22/2063 45,000 40,814
521,097
Pharmaceuticals 0 .8%
Astrazeneca Finance LLC ,
4.80%, 2/26/2027(b) 75,000 75,837
4.85%, 2/26/2029(b) 75,000 77,003
4.90%, 2/26/2031 75,000 77,624
4.88%, 3/3/2033(b) 100,000 103,163
5.00%, 2/26/2034 25,000 25,861
AstraZeneca plc ,
4.00%, 1/17/2029 90,000 90,208
6.45%, 9/15/2037 200,000 227,960
4.00%, 9/18/2042 75,000 64,592
Bristol-Myers Squibb Co. ,
3.40%, 7/26/2029 200,000 196,218
5.75%, 2/1/2031(b) 75,000 80,221
5.10%, 2/22/2031(b) 230,000 239,487
2.95%, 3/15/2032(b) 140,000 129,674
5.90%, 11/15/2033 31,000 33,873
5.20%, 2/22/2034(b) 170,000 176,725
3.25%, 8/1/2042 50,000 38,403
5.50%, 2/22/2044 25,000 25,048
4.55%, 2/20/2048 45,000 38,931
4.25%, 10/26/2049 100,000 81,706
3.70%, 3/15/2052(b) 25,000 18,369
5.55%, 2/22/2054(b) 110,000 108,028
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Eli Lilly & Co. ,
4.50%, 2/9/2027(b) 75,000 75,628
4.15%, 8/14/2027 75,000 75,552
4.00%, 10/15/2028(b) 95,000 95,640
4.50%, 2/9/2029 75,000 76,414
4.20%, 8/14/2029 65,000 65,630
4.75%, 2/12/2030(b) 50,000 51,414
4.25%, 3/15/2031(b) 75,000 75,556
4.90%, 2/12/2032 50,000 51,684
4.70%, 2/27/2033 40,000 40,837
4.70%, 2/9/2034(b) 100,000 101,379
4.90%, 10/15/2035(b) 25,000 25,424
3.95%, 3/15/2049 25,000 20,093
2.25%, 5/15/2050(b) 175,000 100,673
4.88%, 2/27/2053 40,000 36,545
5.00%, 2/9/2054(b) 85,000 79,401
5.50%, 2/12/2055 50,000 50,043
5.55%, 10/15/2055(b) 25,000 25,165
2.50%, 9/15/2060 150,000 81,484
5.10%, 2/9/2064 75,000 69,056
5.20%, 8/14/2064 50,000 47,048
5.65%, 10/15/2065 50,000 50,381
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028 25,000 25,020
4.50%, 4/15/2030 25,000 25,409
4.88%, 4/15/2035 25,000 25,254
6.38%, 5/15/2038 125,000 140,189
4.20%, 3/18/2043 50,000 43,717
Johnson & Johnson ,
0.95%, 9/1/2027(b) 300,000 287,258
4.80%, 6/1/2029 75,000 77,423
4.70%, 3/1/2030(b) 50,000 51,522
1.30%, 9/1/2030(b) 125,000 111,472
4.90%, 6/1/2031 75,000 78,308
4.85%, 3/1/2032 50,000 51,871
5.00%, 3/1/2035(b) 50,000 52,055
3.63%, 3/3/2037 100,000 90,876
3.70%, 3/1/2046(b) 250,000 202,587
5.25%, 6/1/2054 50,000 50,043
2.45%, 9/1/2060 75,000 41,200
Merck & Co., Inc. ,
1.70%, 6/10/2027(b) 170,000 165,541
1.90%, 12/10/2028(b) 130,000 123,286
3.40%, 3/7/2029 125,000 123,008
3.85%, 3/15/2029 30,000 29,990
4.30%, 5/17/2030 35,000 35,352
4.15%, 3/15/2031(b) 50,000 49,843
4.45%, 12/4/2032 25,000 25,035
4.50%, 5/17/2033 35,000 35,309
4.95%, 9/15/2035(b) 50,000 50,777
4.75%, 12/4/2035 30,000 29,888
3.90%, 3/7/2039(b) 100,000 89,502
3.60%, 9/15/2042 50,000 40,305
4.90%, 5/17/2044 40,000 37,635
3.70%, 2/10/2045 100,000 79,481
5.50%, 3/15/2046 40,000 39,848
4.00%, 3/7/2049(b) 100,000 80,023
2.45%, 6/24/2050 62,000 36,252
2.75%, 12/10/2051 70,000 43,318
5.00%, 5/17/2053(b) 60,000 55,107
5.70%, 9/15/2055 75,000 75,754
5.55%, 12/4/2055 30,000 29,599

40 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Merck & Co., Inc.,
2.90%, 12/10/2061 25,000 14,530
5.15%, 5/17/2063(b) 25,000 22,973
5.70%, 12/4/2065 50,000 49,464
Novartis Capital Corp. ,
3.90%, 11/5/2028 50,000 50,163
4.10%, 11/5/2030 50,000 49,947
4.30%, 11/5/2032 50,000 49,762
4.60%, 11/5/2035(b) 50,000 49,538
4.40%, 5/6/2044 88,000 78,509
5.20%, 11/5/2045 25,000 24,412
4.00%, 11/20/2045 100,000 83,656
2.75%, 8/14/2050 50,000 31,996
4.70%, 9/18/2054 30,000 26,743
5.30%, 11/5/2055 25,000 24,201
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2028(b) 300,000 303,978
4.65%, 5/19/2030(b) 175,000 178,456
4.75%, 5/19/2033(b) 95,000 96,007
5.11%, 5/19/2043 150,000 144,344
5.30%, 5/19/2053(b) 220,000 208,313
5.34%, 5/19/2063 150,000 139,170
Pfizer, Inc. ,
3.88%, 11/15/2027 25,000 25,082
1.70%, 5/28/2030(b) 140,000 126,808
4.20%, 11/15/2030(b) 35,000 35,162
4.50%, 11/15/2032 50,000 50,115
4.88%, 11/15/2035 50,000 50,149
7.20%, 3/15/2039 150,000 178,818
2.55%, 5/28/2040(b) 45,000 33,035
4.00%, 3/15/2049 100,000 79,918
2.70%, 5/28/2050 65,000 40,515
5.60%, 11/15/2055(b) 25,000 24,774
5.70%, 11/15/2065 25,000 24,579
Royalty Pharma plc ,
2.20%, 9/2/2030(b) 50,000 45,325
4.45%, 3/25/2031 25,000 24,928
5.20%, 9/25/2035(b) 25,000 25,126
3.55%, 9/2/2050 100,000 69,063
3.35%, 9/2/2051 50,000 33,120
5.90%, 9/2/2054(b) 50,000 49,359
Sanofi SA ,
3.75%, 11/3/2027 25,000 25,061
3.63%, 6/19/2028(b) 96,000 95,800
3.80%, 11/3/2028(b) 25,000 25,020
4.20%, 11/3/2032(b) 25,000 24,962
Takeda Pharmaceutical Co.
Ltd. ,
5.30%, 7/5/2034(b) 200,000 206,331
3.03%, 7/9/2040(b) 200,000 153,089
Utah Acquisition Sub, Inc. ,
5.25%, 6/15/2046(b) 100,000 82,134
Viatris, Inc. ,
2.70%, 6/22/2030 50,000 45,704
4.00%, 6/22/2050 100,000 66,596
Wyeth LLC ,
6.50%, 2/1/2034 106,000 118,966
Zoetis, Inc. ,
4.15%, 8/17/2028 50,000 50,269
3.90%, 8/20/2028(b) 75,000 74,954
5.00%, 8/17/2035 50,000 50,548
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Zoetis, Inc.,
3.00%, 5/15/2050 150,000 99,360
9,493,867
Professional Services 0 .1%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030 25,000 22,110
4.75%, 5/8/2032(b) 50,000 51,210
4.45%, 9/9/2034(b) 50,000 49,849
Broadridge Financial
Solutions, Inc. ,
2.60%, 5/1/2031 60,000 54,533
Concentrix Corp. ,
6.60%, 8/2/2028(b) 50,000 51,570
Equifax, Inc. ,
5.10%, 12/15/2027 45,000 45,841
5.10%, 6/1/2028(b) 40,000 40,868
4.80%, 9/15/2029(b) 40,000 40,649
2.35%, 9/15/2031(b) 50,000 44,474
Jacobs Engineering Group,
Inc. ,
6.35%, 8/18/2028(b) 100,000 105,197
Paychex, Inc. ,
5.10%, 4/15/2030(b) 50,000 51,476
5.35%, 4/15/2032 50,000 51,779
5.60%, 4/15/2035(b) 75,000 78,547
UL Solutions, Inc. ,
6.50%, 10/20/2028(b) 25,000 26,385
Verisk Analytics, Inc. ,
5.25%, 3/15/2035(b) 25,000 25,441
5.13%, 2/15/2036(b) 25,000 25,114
3.63%, 5/15/2050 85,000 61,333
826,376
Real Estate Management & Development 0 .0%
†
CBRE Services, Inc. ,
4.80%, 6/15/2030 25,000 25,346
4.90%, 1/15/2033 25,000 25,120
5.95%, 8/15/2034 25,000 26,711
5.50%, 6/15/2035(b) 25,000 25,809
Jones Lang LaSalle, Inc. ,
6.88%, 12/1/2028 25,000 26,753
129,739
Residential REITs 0 .1%
American Homes 4 Rent LP ,
5.50%, 2/1/2034 50,000 51,630
5.25%, 3/15/2035(b) 75,000 76,070
AvalonBay Communities, Inc. ,
1.90%, 12/1/2028(b) 50,000 47,247
2.30%, 3/1/2030(b) 76,000 70,459
4.35%, 12/1/2030 25,000 25,053
2.45%, 1/15/2031(b) 210,000 192,083
Camden Property Trust ,
2.80%, 5/15/2030 80,000 75,496
ERP Operating LP ,
4.65%, 9/15/2034 25,000 24,737
4.50%, 7/1/2044(b) 100,000 89,041
Essential Properties LP ,
2.95%, 7/15/2031(b) 50,000 45,642

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs
Essex Portfolio LP ,
4.00%, 3/1/2029 100,000 99,224
3.00%, 1/15/2030 75,000 71,245
5.50%, 4/1/2034 50,000 51,788
4.88%, 2/15/2036 25,000 24,506
Invitation Homes Operating
Partnership LP ,
4.15%, 4/15/2032(b) 100,000 97,063
4.95%, 1/15/2033(b) 25,000 25,363
Mid-America Apartments LP ,
2.75%, 3/15/2030 50,000 47,265
5.30%, 2/15/2032(b) 25,000 26,097
4.65%, 1/15/2033(b) 25,000 24,967
5.00%, 3/15/2034 25,000 25,258
Store Capital LLC ,
2.70%, 12/1/2031 50,000 44,158
Sun Communities Operating
LP ,
2.70%, 7/15/2031 30,000 27,262
4.20%, 4/15/2032 30,000 29,120
UDR, Inc. ,
3.00%, 8/15/2031(b) 100,000 92,581
1.90%, 3/15/2033 55,000 45,392
1,428,747
Retail REITs 0 .1%
Brixmor Operating Partnership
LP ,
4.05%, 7/1/2030(b) 59,000 58,166
2.50%, 8/16/2031(b) 100,000 89,884
5.50%, 2/15/2034 25,000 25,777
Federal Realty OP LP ,
3.50%, 6/1/2030(b) 125,000 120,863
Kimco Realty OP LLC ,
2.25%, 12/1/2031 25,000 22,175
4.45%, 9/1/2047 150,000 127,870
NNN REIT, Inc. ,
2.50%, 4/15/2030 100,000 92,815
4.60%, 2/15/2031 25,000 25,173
5.60%, 10/15/2033 25,000 26,112
5.50%, 6/15/2034(b) 25,000 25,874
3.50%, 4/15/2051 40,000 28,167
Phillips Edison Grocery Center
Operating Partnership I LP ,
2.63%, 11/15/2031 50,000 44,810
4.95%, 1/15/2035 25,000 24,652
Realty Income Corp. ,
4.70%, 12/15/2028 40,000 40,771
3.95%, 2/1/2029 25,000 24,913
4.75%, 2/15/2029 25,000 25,452
3.40%, 1/15/2030(b) 125,000 121,480
3.25%, 1/15/2031 65,000 61,882
5.63%, 10/13/2032 45,000 47,698
2.85%, 12/15/2032 125,000 112,122
4.50%, 2/1/2033 25,000 24,731
1.80%, 3/15/2033 55,000 45,656
4.90%, 7/15/2033 60,000 60,974
5.13%, 2/15/2034(b) 25,000 25,612
Regency Centers LP ,
3.70%, 6/15/2030(b) 300,000 294,264
1,597,893
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 0 .6%
Advanced Micro Devices, Inc. ,
4.32%, 3/24/2028 25,000 25,264
3.92%, 6/1/2032(b) 75,000 73,566
Analog Devices, Inc. ,
4.25%, 6/15/2028 75,000 75,619
4.50%, 6/15/2030(b) 50,000 50,678
2.10%, 10/1/2031 52,000 46,191
5.05%, 4/1/2034(b) 25,000 25,835
2.80%, 10/1/2041 100,000 73,757
5.30%, 4/1/2054(b) 25,000 24,043
Applied Materials, Inc. ,
2.75%, 6/1/2050 85,000 54,510
Broadcom, Inc. ,
5.05%, 7/12/2027(b) 125,000 127,229
4.00%, 4/15/2029(f) 95,000 94,600
4.75%, 4/15/2029(b) 100,000 101,877
5.05%, 7/12/2029(b) 75,000 77,218
4.60%, 7/15/2030 75,000 76,202
4.20%, 10/15/2030(b) 30,000 29,977
4.15%, 11/15/2030(b) 121,000 120,504
2.45%, 2/15/2031(b) 200,000 182,936
4.15%, 4/15/2032(f) 80,000 78,228
4.90%, 7/15/2032(b) 125,000 127,625
2.60%, 2/15/2033(b) 260,000 228,960
3.42%, 4/15/2033 84,000 77,756
3.47%, 4/15/2034 1,000,000 911,843
5.20%, 7/15/2035 125,000 128,071
4.80%, 2/15/2036 50,000 49,337
4.93%, 5/15/2037(f) 113,000 111,532
3.50%, 2/15/2041(b) 100,000 81,349
Intel Corp. ,
3.15%, 5/11/2027(b) 300,000 296,324
4.88%, 2/10/2028(b) 110,000 111,545
1.60%, 8/12/2028(b) 75,000 70,379
4.00%, 8/5/2029(b) 60,000 59,371
2.45%, 11/15/2029(b) 150,000 139,978
3.90%, 3/25/2030 50,000 49,014
5.00%, 2/21/2031 30,000 30,670
2.00%, 8/12/2031(b) 25,000 21,924
4.15%, 8/5/2032(b) 100,000 96,425
5.15%, 2/21/2034(b) 40,000 40,503
2.80%, 8/12/2041 30,000 20,954
5.63%, 2/10/2043 45,000 43,221
4.10%, 5/11/2047 300,000 226,778
3.25%, 11/15/2049 100,000 63,884
5.70%, 2/10/2053 120,000 111,715
3.10%, 2/15/2060 200,000 111,738
5.90%, 2/10/2063(b) 110,000 102,862
KLA Corp. ,
4.65%, 7/15/2032(b) 50,000 50,729
4.70%, 2/1/2034(b) 25,000 25,127
3.30%, 3/1/2050(b) 70,000 48,594
5.25%, 7/15/2062 75,000 69,611
Lam Research Corp. ,
4.00%, 3/15/2029(b) 94,000 94,025
1.90%, 6/15/2030(b) 90,000 81,903
4.88%, 3/15/2049 75,000 68,587
Microchip Technology, Inc. ,
4.90%, 3/15/2028 50,000 50,687
5.05%, 3/15/2029(b) 50,000 50,978
5.05%, 2/15/2030 50,000 51,019

42 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Micron Technology, Inc. ,
5.33%, 2/6/2029(b) 150,000 154,664
5.30%, 1/15/2031(b) 40,000 41,433
2.70%, 4/15/2032(b) 100,000 89,687
5.80%, 1/15/2035(b) 125,000 131,729
6.05%, 11/1/2035 50,000 53,345
3.37%, 11/1/2041(b) 25,000 19,162
NVIDIA Corp. ,
2.85%, 4/1/2030(b) 110,000 105,081
2.00%, 6/15/2031(b) 50,000 45,005
3.50%, 4/1/2050(b) 130,000 96,206
NXP BV ,
4.30%, 8/19/2028 25,000 25,093
4.30%, 6/18/2029(b) 25,000 25,041
3.40%, 5/1/2030 35,000 33,753
2.50%, 5/11/2031(b) 90,000 81,448
2.65%, 2/15/2032 40,000 35,929
4.85%, 8/19/2032(b) 25,000 25,132
5.00%, 1/15/2033(b) 10,000 10,158
5.25%, 8/19/2035(b) 50,000 50,739
3.25%, 5/11/2041 45,000 34,118
3.25%, 11/30/2051 30,000 19,810
QUALCOMM, Inc. ,
2.15%, 5/20/2030 80,000 73,672
4.50%, 5/20/2030(b) 50,000 50,826
1.65%, 5/20/2032(b) 90,000 76,811
5.40%, 5/20/2033 25,000 26,473
5.00%, 5/20/2035 50,000 50,771
4.30%, 5/20/2047(b) 100,000 83,962
4.50%, 5/20/2052(b) 90,000 76,240
6.00%, 5/20/2053(b) 100,000 105,248
Texas Instruments, Inc. ,
4.60%, 2/8/2029 25,000 25,539
2.25%, 9/4/2029(b) 50,000 47,104
4.50%, 5/23/2030 50,000 50,796
3.65%, 8/16/2032 40,000 38,414
4.90%, 3/14/2033 20,000 20,633
4.85%, 2/8/2034 25,000 25,634
4.15%, 5/15/2048(b) 100,000 82,361
2.70%, 9/15/2051 50,000 30,580
5.00%, 3/14/2053 20,000 18,344
5.15%, 2/8/2054(b) 75,000 70,677
5.05%, 5/18/2063 45,000 40,225
TSMC Arizona Corp. ,
4.50%, 4/22/2052 200,000 187,116
7,502,211
Software 0 .6%
Adobe, Inc. ,
2.15%, 2/1/2027(b) 245,000 240,914
4.80%, 4/4/2029(b) 25,000 25,637
2.30%, 2/1/2030(b) 100,000 93,630
4.95%, 4/4/2034(b) 25,000 25,834
AppLovin Corp. ,
5.13%, 12/1/2029 75,000 76,929
5.38%, 12/1/2031 25,000 25,924
5.50%, 12/1/2034 55,000 56,510
Atlassian Corp. ,
5.50%, 5/15/2034(b) 25,000 25,870
Autodesk, Inc. ,
2.40%, 12/15/2031 30,000 26,669
5.30%, 6/15/2035 35,000 35,890
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Cadence Design Systems,
Inc. ,
4.20%, 9/10/2027(b) 35,000 35,190
4.30%, 9/10/2029 50,000 50,256
4.70%, 9/10/2034(b) 25,000 24,991
Intuit, Inc. ,
5.13%, 9/15/2028 75,000 77,361
5.20%, 9/15/2033(b) 75,000 78,409
5.50%, 9/15/2053(b) 47,000 46,292
Microsoft Corp. ,
3.50%, 2/12/2035(b) 175,000 164,926
3.45%, 8/8/2036(b) 164,000 149,767
2.53%, 6/1/2050 436,000 266,200
2.92%, 3/17/2052 275,000 180,135
2.68%, 6/1/2060 200,000 115,173
3.04%, 3/17/2062 100,000 62,293
Oracle Corp. ,
3.25%, 11/15/2027 300,000 293,481
4.80%, 8/3/2028(b) 150,000 150,747
6.15%, 11/9/2029 65,000 67,860
2.95%, 4/1/2030 175,000 161,555
4.65%, 5/6/2030(b) 55,000 54,518
3.25%, 5/15/2030 50,000 46,545
4.45%, 9/26/2030(b) 150,000 146,750
2.88%, 3/25/2031 125,000 112,324
5.25%, 2/3/2032 70,000 69,991
4.80%, 9/26/2032 190,000 183,430
4.70%, 9/27/2034 100,000 92,728
5.20%, 9/26/2035(b) 150,000 143,712
3.80%, 11/15/2037 200,000 161,468
3.60%, 4/1/2040(b) 300,000 222,491
5.88%, 9/26/2045(b) 240,000 216,750
3.60%, 4/1/2050 400,000 249,164
6.90%, 11/9/2052 180,000 177,863
5.55%, 2/6/2053(b) 130,000 107,884
5.38%, 9/27/2054 195,000 157,711
5.95%, 9/26/2055(b) 120,000 106,322
3.85%, 4/1/2060 250,000 152,762
4.10%, 3/25/2061 200,000 128,829
Roper Technologies, Inc. ,
4.20%, 9/15/2028 82,000 82,229
4.50%, 10/15/2029 25,000 25,236
4.45%, 9/15/2030(b) 25,000 25,115
1.75%, 2/15/2031 95,000 83,333
4.75%, 2/15/2032(b) 50,000 50,543
4.90%, 10/15/2034 25,000 24,945
5.10%, 9/15/2035(b) 25,000 25,190
Salesforce, Inc. ,
3.70%, 4/11/2028(b) 200,000 199,971
2.70%, 7/15/2041 100,000 72,537
2.90%, 7/15/2051 90,000 56,954
ServiceNow, Inc. ,
1.40%, 9/1/2030 70,000 61,672
Synopsys, Inc. ,
4.65%, 4/1/2028(b) 65,000 65,876
4.85%, 4/1/2030(b) 75,000 76,601
5.00%, 4/1/2032 125,000 127,639
5.15%, 4/1/2035(b) 170,000 172,779
5.70%, 4/1/2055(b) 35,000 34,720
VMware LLC ,
4.70%, 5/15/2030(b) 150,000 152,384

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Workday, Inc. ,
3.80%, 4/1/2032 70,000 66,981
6,494,390
Specialized REITs 0 .2%
American Tower Corp. ,
5.50%, 3/15/2028(b) 60,000 61,732
5.25%, 7/15/2028 40,000 41,132
5.80%, 11/15/2028(b) 85,000 88,734
3.95%, 3/15/2029(b) 150,000 148,735
2.90%, 1/15/2030(b) 110,000 104,420
4.90%, 3/15/2030(b) 50,000 51,067
1.88%, 10/15/2030(b) 165,000 147,386
2.30%, 9/15/2031 95,000 84,379
5.90%, 11/15/2033(b) 100,000 106,809
5.40%, 1/31/2035 25,000 25,734
5.35%, 3/15/2035 25,000 25,630
Crown Castle, Inc. ,
5.00%, 1/11/2028(b) 65,000 66,016
3.80%, 2/15/2028 150,000 148,806
3.10%, 11/15/2029 160,000 152,450
2.25%, 1/15/2031(b) 92,000 82,175
5.10%, 5/1/2033 35,000 35,295
5.20%, 9/1/2034(b) 50,000 50,509
4.75%, 5/15/2047 100,000 86,825
CubeSmart LP ,
2.00%, 2/15/2031 50,000 44,238
2.50%, 2/15/2032(b) 50,000 44,217
EPR Properties ,
4.95%, 4/15/2028(b) 200,000 201,455
4.75%, 11/15/2030 25,000 24,805
Equinix, Inc. ,
2.00%, 5/15/2028 30,000 28,627
3.20%, 11/18/2029 30,000 28,799
2.50%, 5/15/2031(b) 65,000 58,824
2.95%, 9/15/2051 100,000 62,628
3.40%, 2/15/2052 25,000 17,080
Extra Space Storage LP ,
5.50%, 7/1/2030 50,000 52,040
2.40%, 10/15/2031 65,000 57,760
2.35%, 3/15/2032 40,000 35,015
5.40%, 2/1/2034 25,000 25,656
5.35%, 1/15/2035 25,000 25,559
5.40%, 6/15/2035(b) 50,000 51,257
Public Storage Operating Co. ,
5.13%, 1/15/2029 30,000 30,994
4.38%, 7/1/2030 50,000 50,408
5.10%, 8/1/2033(b) 74,000 76,586
5.00%, 7/1/2035 40,000 40,643
5.35%, 8/1/2053(b) 25,000 24,174
Weyerhaeuser Co. ,
7.38%, 3/15/2032 118,000 134,383
2,622,982
Specialty Retail 0 .3%
AutoNation, Inc. ,
4.45%, 1/15/2029 25,000 25,069
2.40%, 8/1/2031(b) 90,000 79,554
3.85%, 3/1/2032 30,000 28,200
AutoZone, Inc. ,
6.25%, 11/1/2028(b) 25,000 26,417
4.00%, 4/15/2030(b) 100,000 98,885
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
AutoZone, Inc.,
5.13%, 6/15/2030 25,000 25,783
4.75%, 8/1/2032 40,000 40,342
4.75%, 2/1/2033 50,000 50,107
5.20%, 8/1/2033 25,000 25,654
6.55%, 11/1/2033 25,000 27,783
Best Buy Co., Inc. ,
1.95%, 10/1/2030(b) 25,000 22,468
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 50,000 36,533
Home Depot, Inc. (The) ,
4.88%, 6/25/2027(b) 65,000 66,099
0.90%, 3/15/2028(b) 130,000 122,528
3.90%, 12/6/2028(b) 50,000 50,184
2.95%, 6/15/2029 186,000 179,978
3.95%, 9/15/2030(b) 40,000 39,908
1.38%, 3/15/2031 75,000 65,107
4.85%, 6/25/2031(b) 85,000 87,894
3.25%, 4/15/2032(b) 100,000 94,137
4.65%, 9/15/2035 50,000 49,569
5.88%, 12/16/2036(b) 125,000 135,551
5.95%, 4/1/2041 50,000 53,511
4.20%, 4/1/2043 50,000 43,357
4.40%, 3/15/2045(b) 100,000 86,815
4.25%, 4/1/2046 100,000 84,670
4.50%, 12/6/2048 100,000 86,325
3.35%, 4/15/2050(b) 60,000 42,325
2.38%, 3/15/2051 50,000 28,677
2.75%, 9/15/2051 50,000 30,888
3.63%, 4/15/2052(b) 140,000 102,180
5.30%, 6/25/2054(b) 75,000 71,738
Lowe's Cos., Inc. ,
3.35%, 4/1/2027 60,000 59,568
3.95%, 10/15/2027(b) 75,000 75,038
1.70%, 9/15/2028 80,000 75,365
4.00%, 10/15/2028(b) 75,000 75,135
6.50%, 3/15/2029(b) 236,000 253,111
1.70%, 10/15/2030 75,000 66,615
4.25%, 3/15/2031(b) 75,000 74,686
3.75%, 4/1/2032 45,000 43,121
4.50%, 10/15/2032(b) 75,000 74,595
5.15%, 7/1/2033(b) 50,000 51,649
4.85%, 10/15/2035 75,000 74,388
2.80%, 9/15/2041 60,000 43,130
4.05%, 5/3/2047 100,000 79,075
3.00%, 10/15/2050 95,000 60,216
4.25%, 4/1/2052(b) 65,000 51,211
5.63%, 4/15/2053(b) 75,000 72,713
5.85%, 4/1/2063 110,000 107,624
O'Reilly Automotive, Inc. ,
4.70%, 6/15/2032 100,000 100,867
5.00%, 8/19/2034 25,000 25,181
Tractor Supply Co. ,
1.75%, 11/1/2030(b) 55,000 48,713
5.25%, 5/15/2033(b) 20,000 20,682
3,540,919
Technology Hardware, Storage & Peripherals 0 .3%
Apple, Inc. ,
3.20%, 5/11/2027(b) 300,000 298,355
4.00%, 5/10/2028(b) 60,000 60,456
3.25%, 8/8/2029(b) 100,000 98,203

44 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Apple, Inc.,
2.20%, 9/11/2029(b) 235,000 221,661
1.65%, 5/11/2030 300,000 272,787
1.25%, 8/20/2030(b) 300,000 266,176
3.35%, 8/8/2032(b) 150,000 143,624
3.85%, 5/4/2043 225,000 190,050
4.38%, 5/13/2045 155,000 138,178
4.65%, 2/23/2046(b) 285,000 261,655
2.65%, 5/11/2050 150,000 93,771
2.40%, 8/20/2050 100,000 59,325
2.65%, 2/8/2051 125,000 77,272
2.70%, 8/5/2051 50,000 31,120
2.55%, 8/20/2060 200,000 111,005
2.80%, 2/8/2061 100,000 58,677
2.85%, 8/5/2061 50,000 29,514
Dell International LLC ,
4.15%, 2/15/2029 75,000 74,919
4.35%, 2/1/2030 25,000 25,013
5.00%, 4/1/2030(b) 30,000 30,743
4.50%, 2/15/2031 75,000 74,893
5.30%, 4/1/2032 50,000 51,426
4.75%, 10/6/2032 75,000 74,902
5.75%, 2/1/2033(b) 60,000 63,216
4.85%, 2/1/2035(b) 75,000 74,000
5.50%, 4/1/2035(b) 50,000 51,519
5.10%, 2/15/2036 75,000 74,067
3.38%, 12/15/2041(b) 100,000 76,044
3.45%, 12/15/2051 55,000 37,454
Hewlett Packard Enterprise
Co. ,
4.05%, 9/15/2027 75,000 75,009
4.40%, 9/25/2027(b) 75,000 75,361
5.25%, 7/1/2028 20,000 20,504
4.40%, 10/15/2030 75,000 74,771
4.85%, 10/15/2031 40,000 40,401
5.00%, 10/15/2034 85,000 84,253
6.35%, 10/15/2045(b)(e) 100,000 102,519
5.60%, 10/15/2054(b) 60,000 55,590
HP, Inc. ,
4.75%, 1/15/2028 60,000 60,655
4.00%, 4/15/2029(b) 60,000 59,365
5.40%, 4/25/2030 25,000 25,906
2.65%, 6/17/2031 50,000 45,084
5.50%, 1/15/2033(b) 60,000 61,895
6.10%, 4/25/2035(b) 25,000 26,406
6.00%, 9/15/2041 50,000 50,460
NetApp, Inc. ,
5.70%, 3/17/2035 50,000 52,327
4,030,531
Textiles, Apparel & Luxury Goods 0 .0%
†
NIKE, Inc. ,
2.85%, 3/27/2030(b) 400,000 381,525
3.88%, 11/1/2045(b) 100,000 80,532
PVH Corp. ,
5.50%, 6/13/2030 25,000 25,411
487,468
Tobacco 0 .3%
Altria Group, Inc. ,
6.20%, 11/1/2028 25,000 26,402
4.80%, 2/14/2029(b) 225,000 228,846
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Altria Group, Inc.,
4.50%, 8/6/2030(b) 25,000 25,199
5.80%, 2/14/2039(b) 150,000 154,597
4.50%, 5/2/2043 175,000 149,287
5.38%, 1/31/2044(b) 95,000 91,762
5.95%, 2/14/2049(b) 100,000 99,979
3.70%, 2/4/2051(b) 100,000 70,665
BAT Capital Corp. ,
4.70%, 4/2/2027(b) 100,000 100,691
3.56%, 8/15/2027(b) 198,000 196,477
2.26%, 3/25/2028(b) 85,000 81,793
6.34%, 8/2/2030(b) 75,000 81,117
4.74%, 3/16/2032(b) 70,000 70,639
5.35%, 8/15/2032 25,000 25,975
4.63%, 3/22/2033(b) 30,000 29,829
6.42%, 8/2/2033(b) 90,000 99,309
6.00%, 2/20/2034(b) 25,000 26,768
5.63%, 8/15/2035(b) 50,000 52,081
4.39%, 8/15/2037(b) 125,000 115,145
4.76%, 9/6/2049 100,000 84,491
5.65%, 3/16/2052 70,000 66,169
BAT International Finance plc ,
5.93%, 2/2/2029(b) 100,000 104,933
Philip Morris International,
Inc. ,
5.13%, 11/17/2027(b) 90,000 91,946
4.88%, 2/15/2028(b) 25,000 25,480
5.25%, 9/7/2028(b) 25,000 25,811
3.88%, 10/27/2028(b) 40,000 39,951
4.88%, 2/13/2029(b) 50,000 51,180
4.63%, 11/1/2029(b) 50,000 50,849
5.63%, 11/17/2029 70,000 73,590
5.13%, 2/15/2030 100,000 103,368
5.50%, 9/7/2030 25,000 26,287
4.00%, 10/29/2030(b) 50,000 49,546
5.13%, 2/13/2031 100,000 103,620
4.75%, 11/1/2031(b) 25,000 25,526
4.25%, 10/29/2032(b) 50,000 49,203
5.75%, 11/17/2032(b) 80,000 85,499
5.38%, 2/15/2033(b) 125,000 130,711
5.63%, 9/7/2033(b) 25,000 26,517
5.25%, 2/13/2034(b) 75,000 77,521
4.90%, 11/1/2034(b) 50,000 50,400
4.63%, 10/29/2035(b) 50,000 48,914
6.38%, 5/16/2038 85,000 94,723
3.88%, 8/21/2042 100,000 82,411
4.25%, 11/10/2044(b) 60,000 51,034
Reynolds American, Inc. ,
5.70%, 8/15/2035(b) 120,000 125,165
5.85%, 8/15/2045(b) 75,000 73,788
3,545,194
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
2.10%, 9/1/2028(b) 100,000 94,186
3.25%, 10/1/2029(b) 250,000 238,623
2.88%, 1/15/2032(b) 100,000 89,653
GATX Corp. ,
4.90%, 3/15/2033(b) 145,000 145,165
6.90%, 5/1/2034(b) 25,000 28,007
5.50%, 6/15/2035 25,000 25,618
6.05%, 6/5/2054 50,000 50,622

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
WW Grainger, Inc. ,
3.75%, 5/15/2046 100,000 79,139
751,013
Water Utilities 0 .1%
American Water Capital Corp. ,
4.45%, 6/1/2032(b) 60,000 60,033
5.15%, 3/1/2034(b) 50,000 51,480
5.25%, 3/1/2035(b) 75,000 77,315
4.30%, 9/1/2045 150,000 128,077
5.45%, 3/1/2054 50,000 48,477
5.70%, 9/1/2055(b) 50,000 50,065
Essential Utilities, Inc. ,
4.80%, 8/15/2027 25,000 25,299
3.35%, 4/15/2050 150,000 103,118
543,864
Wireless Telecommunication Services 0 .3%
America Movil SAB de CV ,
6.38%, 3/1/2035(b) 100,000 109,780
6.13%, 3/30/2040 150,000 159,484
Rogers Communications, Inc. ,
5.30%, 2/15/2034(b) 50,000 50,380
4.50%, 3/15/2042(b) 70,000 59,831
4.50%, 3/15/2043 100,000 83,596
5.00%, 3/15/2044(b) 55,000 49,042
4.55%, 3/15/2052(b) 80,000 63,662
T-Mobile USA, Inc. ,
3.75%, 4/15/2027 500,000 498,429
4.95%, 3/15/2028(b) 85,000 86,576
4.80%, 7/15/2028 80,000 81,452
3.38%, 4/15/2029(b) 275,000 268,021
2.55%, 2/15/2031 200,000 182,717
2.70%, 3/15/2032 80,000 71,922
5.13%, 5/15/2032 50,000 51,454
4.63%, 1/15/2033(b) 60,000 59,643
5.05%, 7/15/2033(b) 100,000 102,045
5.15%, 4/15/2034(b) 25,000 25,556
4.70%, 1/15/2035 75,000 73,686
5.30%, 5/15/2035(b) 75,000 76,898
4.95%, 11/15/2035(b) 75,000 74,565
4.38%, 4/15/2040 125,000 112,131
4.50%, 4/15/2050 100,000 82,366
3.30%, 2/15/2051 75,000 50,136
3.40%, 10/15/2052 25,000 16,804
5.65%, 1/15/2053 125,000 120,838
5.75%, 1/15/2054(b) 80,000 78,492
6.00%, 6/15/2054(b) 100,000 101,679
5.25%, 6/15/2055(b) 100,000 91,097
5.88%, 11/15/2055(b) 80,000 79,915
5.70%, 1/15/2056(b) 100,000 97,562
Vodafone Group plc ,
7.88%, 2/15/2030 106,000 120,671
5.25%, 5/30/2048(b) 47,000 43,384
4.25%, 9/17/2050 20,000 15,652
5.63%, 2/10/2053(b) 100,000 95,740
5.75%, 6/28/2054 50,000 48,566
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
Vodafone Group plc,
5.75%, 2/10/2063 100,000 95,030
3,478,802
Total Corporate Bonds
(cost $298,216,238)
282,392,556
Foreign Government Securities 1 .5%
CANADA 0 .3%
Canada Government Bond ,
3.75%, 4/26/2028(b) 300,000 301,300
4.00%, 3/18/2030(b) 180,000 181,877
Export Development Canada ,
4.13%, 2/13/2029 500,000 507,085
4.00%, 6/20/2030 100,000 100,937
Province of Alberta ,
3.30%, 3/15/2028 500,000 495,629
Province of British Columbia ,
4.90%, 4/24/2029(b) 200,000 207,135
4.75%, 6/12/2034 250,000 255,791
4.80%, 6/11/2035(b) 115,000 117,331
Province of Manitoba ,
4.90%, 5/31/2034(b) 100,000 103,097
Province of Ontario ,
2.00%, 10/2/2029(b) 700,000 657,068
4.70%, 1/15/2030 35,000 36,116
5.05%, 4/24/2034(b) 200,000 209,155
4.85%, 6/11/2035(b) 160,000 164,468
Province of Quebec ,
7.50%, 9/15/2029 53,000 59,676
4.25%, 9/5/2034(b) 200,000 197,501
4.63%, 8/28/2035(b) 150,000 151,132
3,745,298
CHILE 0 .1%
Republic of Chile ,
2.45%, 1/31/2031(b) 200,000 183,180
3.10%, 5/7/2041 200,000 153,890
3.50%, 1/25/2050(b) 250,000 182,862
5.33%, 1/5/2054 328,290 316,570
836,502
HUNGARY 0 .0%
†
Hungary Government Bond ,
7.63%, 3/29/2041 100,000 117,108
INDONESIA 0 .1%
Republic of Indonesia ,
4.15%, 9/20/2027 200,000 200,314
3.50%, 1/11/2028 500,000 495,284
4.65%, 9/20/2032(b) 200,000 201,292
4.75%, 9/10/2034 200,000 199,656
4.20%, 10/15/2050 200,000 164,684
3.05%, 3/12/2051 300,000 200,643
1,461,873
ISRAEL 0 .1%
State of Israel Government
Bond ,
3.25%, 1/17/2028 200,000 196,436

46 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
ISRAEL
State of Israel Government
Bond
5.50%, 3/12/2034 250,000 258,972
3.38%, 1/15/2050 200,000 134,128
5.75%, 3/12/2054(b) 250,000 240,502
830,038
ITALY 0 .0%
†
Italian Republic Government
Bond ,
4.00%, 10/17/2049 200,000 153,097
JAPAN 0 .1%
Japan Bank for International
Cooperation ,
3.50%, 10/31/2028 400,000 397,561
1.88%, 4/15/2031(b) 400,000 359,887
Japan International
Cooperation Agency ,
4.00%, 5/23/2028 450,000 452,017
1,209,465
MEXICO 0 .3%
United Mexican States ,
4.15%, 3/28/2027(b) 200,000 199,700
4.50%, 4/22/2029(b) 300,000 301,200
2.66%, 5/24/2031(b) 500,000 445,000
5.85%, 7/2/2032 200,000 205,482
4.88%, 5/19/2033 200,000 192,000
3.50%, 2/12/2034 250,000 216,125
6.35%, 2/9/2035 200,000 209,600
5.63%, 9/22/2035 200,000 197,200
6.88%, 5/13/2037 300,000 320,100
6.63%, 1/29/2038 200,000 208,700
4.75%, 3/8/2044 200,000 164,800
5.55%, 1/21/2045 200,000 185,200
4.50%, 1/31/2050(b) 200,000 151,300
4.40%, 2/12/2052 200,000 145,700
6.40%, 5/7/2054 200,000 192,100
3.77%, 5/24/2061 200,000 123,100
3,457,307
PANAMA 0 .1%
Republic of Panama ,
3.88%, 3/17/2028 200,000 196,260
2.25%, 9/29/2032 200,000 165,220
6.40%, 2/14/2035(b) 200,000 210,920
4.50%, 4/1/2056 400,000 299,680
3.87%, 7/23/2060 200,000 132,220
1,004,300
PERU 0 .1%
Republic of Peru ,
2.78%, 1/23/2031 150,000 138,308
3.00%, 1/15/2034(b) 125,000 108,731
5.50%, 3/30/2036 162,000 165,175
3.30%, 3/11/2041(b) 125,000 96,512
5.63%, 11/18/2050(b) 100,000 97,375
5.88%, 8/8/2054(b) 125,000 123,694
6.20%, 6/30/2055 75,000 77,055
Foreign Government Securities
Principal
Amount ($) Value ($)
PERU
Republic of Peru
3.60%, 1/15/2072 100,000 63,280
870,130
PHILIPPINES 0 .1%
Republic of Philippines ,
9.50%, 2/2/2030 300,000 360,642
2.46%, 5/5/2030(b) 300,000 279,573
7.75%, 1/14/2031 200,000 232,258
6.38%, 10/23/2034 200,000 224,561
3.70%, 3/1/2041 250,000 208,906
3.70%, 2/2/2042(b) 200,000 165,101
3.20%, 7/6/2046 200,000 143,736
1,614,777
POLAND 0 .1%
Republic of Poland ,
4.88%, 10/4/2033 100,000 101,692
5.13%, 9/18/2034 250,000 256,041
5.38%, 2/12/2035 125,000 129,581
5.50%, 4/4/2053 125,000 119,952
5.50%, 3/18/2054 175,000 167,358
774,624
SOUTH KOREA 0 .0%
†
Export-Import Bank of Korea ,
5.13%, 1/11/2033(b) 200,000 209,890
Republic of Korea ,
4.13%, 6/10/2044 250,000 224,512
434,402
SWEDEN 0 .0%
†
Svensk Exportkredit AB ,
4.13%, 6/14/2028(b) 500,000 505,490
URUGUAY 0 .1%
Oriental Republic of Uruguay ,
4.38%, 10/27/2027 33,333 33,453
4.38%, 1/23/2031 100,000 101,260
5.75%, 10/28/2034 100,000 106,550
5.44%, 2/14/2037 25,000 25,976
5.10%, 6/18/2050 200,000 188,540
4.98%, 4/20/2055(b) 150,000 136,613
5.25%, 9/10/2060 75,000 70,013
662,405
Total Foreign Government Securities
(cost $18,512,880)
17,676,816
Mortgage-Backed Securities 24 .0%
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 1,084 1,083
Pool# E02896
3.50%, 5/1/2026 1,008 1,006
Pool# J18702
3.00%, 3/1/2027 9,791 9,728
Pool# J19106
3.00%, 5/1/2027 5,271 5,231

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 47
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G14609
3.00%, 11/1/2027 49,186 48,793
Pool# C00566
7.50%, 12/1/2027 88 89
Pool# G15100
2.50%, 7/1/2028 24,843 24,501
Pool# C18271
7.00%, 11/1/2028 365 383
Pool# C00678
7.00%, 11/1/2028 109 114
Pool# C00836
7.00%, 7/1/2029 108 113
Pool# C31285
7.00%, 9/1/2029 203 214
Pool# G18536
2.50%, 1/1/2030 547,838 535,153
Pool# C37436
8.00%, 1/1/2030 348 365
Pool# C36429
7.00%, 2/1/2030 319 335
Pool# C36306
7.00%, 2/1/2030 210 220
Pool# C00921
7.50%, 2/1/2030 298 308
Pool# G01108
7.00%, 4/1/2030 78 82
Pool# U49055
3.00%, 6/1/2030 18,041 17,804
Pool# J32243
3.00%, 7/1/2030 173,291 170,426
Pool# C41561
8.00%, 8/1/2030 1,074 1,104
Pool# C01051
8.00%, 9/1/2030 464 484
Pool# C43550
7.00%, 10/1/2030 725 762
Pool# C44017
7.50%, 10/1/2030 247 250
Pool# C44957
8.00%, 11/1/2030 480 489
Pool# G18578
3.00%, 12/1/2030 76,678 75,338
Pool# C01103
7.50%, 12/1/2030 158 165
Pool# C46932
7.50%, 1/1/2031 374 380
Pool# G18587
3.00%, 2/1/2031 57,751 56,678
Pool# G18592
3.00%, 3/1/2031 63,715 62,492
Pool# C91366
4.50%, 4/1/2031 19,812 19,980
Pool# G18601
3.00%, 5/1/2031 37,273 36,574
Pool# G18605
3.00%, 6/1/2031 21,530 21,126
Pool# J34627
3.00%, 6/1/2031 5,713 5,604
Pool# C91377
4.50%, 6/1/2031 10,412 10,502
Pool# C53324
7.00%, 6/1/2031 924 971
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J35107
2.50%, 8/1/2031 37,870 36,717
Pool# G01309
7.00%, 8/1/2031 301 317
Pool# G01311
7.00%, 9/1/2031 1,906 2,004
Pool# C01222
7.00%, 9/1/2031 290 304
Pool# G01315
7.00%, 9/1/2031 73 77
Pool# J35522
2.50%, 10/1/2031 148,961 144,374
Pool# C60012
7.00%, 11/1/2031 305 321
Pool# C61298
8.00%, 11/1/2031 1,309 1,335
Pool# J35957
2.50%, 12/1/2031 226,467 219,549
Pool# C61105
7.00%, 12/1/2031 3,086 3,244
Pool# C63171
7.00%, 1/1/2032 1,690 1,776
Pool# D99004
3.50%, 3/1/2032 40,756 40,278
Pool# G30577
3.50%, 4/1/2032 84,244 82,874
Pool# G01391
7.00%, 4/1/2032 3,411 3,586
Pool# C01345
7.00%, 4/1/2032 1,531 1,609
Pool# C01370
8.00%, 4/1/2032 403 415
Pool# C01381
8.00%, 5/1/2032 5,940 6,266
Pool# C68290
7.00%, 6/1/2032 1,505 1,582
Pool# C68300
7.00%, 6/1/2032 433 455
Pool# D99266
3.50%, 7/1/2032 66,287 65,517
Pool# G01449
7.00%, 7/1/2032 2,257 2,372
Pool# C69908
7.00%, 8/1/2032 11,440 12,025
Pool# C91558
3.50%, 9/1/2032 12,944 12,747
Pool# G16407
2.50%, 1/1/2033 109,943 106,291
Pool# G16408
2.50%, 1/1/2033 82,207 79,489
Pool# G01536
7.00%, 3/1/2033 2,989 3,142
Pool# C01528
5.00%, 4/1/2033 18,556 18,858
Pool# G30646
3.00%, 5/1/2033 90,583 87,979
Pool# G30642
3.00%, 5/1/2033 44,840 43,513
Pool# K90535
3.00%, 5/1/2033 17,956 17,440
Pool# G18693
4.00%, 5/1/2033 25,436 25,491

48 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G18696
3.50%, 7/1/2033 7,253 7,177
Pool# A16419
6.50%, 11/1/2033 10,238 10,632
Pool# A21356
6.50%, 4/1/2034 13,184 13,692
Pool# C01851
6.50%, 4/1/2034 12,176 12,645
Pool# A24301
6.50%, 5/1/2034 19,882 20,928
Pool# A22067
6.50%, 5/1/2034 7,702 7,999
Pool# G18737
3.50%, 6/1/2034 48,596 47,803
Pool# A24988
6.50%, 7/1/2034 7,826 8,128
Pool# G01741
6.50%, 10/1/2034 3,222 3,379
Pool# G08023
6.50%, 11/1/2034 7,026 7,449
Pool# G01947
7.00%, 5/1/2035 3,051 3,207
Pool# G08073
5.50%, 8/1/2035 32,955 34,493
Pool# A37135
5.50%, 9/1/2035 73,104 76,290
Pool# A47368
5.00%, 10/1/2035 48,899 50,268
Pool# A38531
5.50%, 10/1/2035 99,801 102,899
Pool# A38255
5.50%, 10/1/2035 61,477 64,155
Pool# G08088
6.50%, 10/1/2035 34,266 36,025
Pool# A39759
5.50%, 11/1/2035 3,176 3,315
Pool# A40376
5.50%, 12/1/2035 1,335 1,385
Pool# A42305
5.50%, 1/1/2036 4,276 4,469
Pool# A41548
7.00%, 1/1/2036 5,041 5,299
Pool# G08111
5.50%, 2/1/2036 47,039 49,235
Pool# A43885
5.50%, 3/1/2036 131,824 135,742
Pool# A43886
5.50%, 3/1/2036 64,979 66,907
Pool# A43884
5.50%, 3/1/2036 50,842 52,771
Pool# A48378
5.50%, 3/1/2036 42,303 42,933
Pool# A43861
5.50%, 3/1/2036 26,415 27,418
Pool# G08116
5.50%, 3/1/2036 10,651 11,148
Pool# A48735
5.50%, 5/1/2036 5,441 5,648
Pool# A53039
6.50%, 10/1/2036 35,559 37,368
Pool# G05254
5.00%, 1/1/2037 32,929 33,845
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G04331
5.00%, 2/1/2037 33,047 33,973
Pool# G05941
6.00%, 2/1/2037 161,556 170,510
Pool# G03620
6.50%, 10/1/2037 1,226 1,305
Pool# G03721
6.00%, 12/1/2037 16,080 17,022
Pool# G03969
6.00%, 2/1/2038 18,212 19,279
Pool# C91982
3.50%, 3/1/2038 61,209 59,098
Pool# G04913
5.00%, 3/1/2038 60,380 62,160
Pool# G05299
4.50%, 6/1/2038 52,560 53,074
Pool# G04581
6.50%, 8/1/2038 30,780 32,162
Pool# C92013
3.50%, 9/1/2038 150,876 145,980
Pool# A81674
6.00%, 9/1/2038 101,153 106,796
Pool# G05459
5.50%, 5/1/2039 475,880 496,397
Pool# G05535
4.50%, 7/1/2039 169,630 171,297
Pool# A89500
4.50%, 10/1/2039 15,191 15,340
Pool# A91165
5.00%, 2/1/2040 685,402 705,641
Pool# G60342
4.50%, 5/1/2042 171,908 173,279
Pool# G60195
4.00%, 6/1/2042 223,975 219,305
Pool# Q08977
4.00%, 6/1/2042 53,350 52,116
Pool# Q09824
4.00%, 8/1/2042 29,943 29,328
Pool# Q11087
4.00%, 9/1/2042 21,515 20,938
Pool# G07158
3.50%, 10/1/2042 122,990 117,465
Pool# G07163
3.50%, 10/1/2042 99,924 95,446
Pool# Q11532
3.50%, 10/1/2042 90,299 86,233
Pool# Q12051
3.50%, 10/1/2042 72,401 69,291
Pool# Q12052
3.50%, 10/1/2042 30,168 28,816
Pool# C09020
3.50%, 11/1/2042 211,000 201,501
Pool# G07264
3.50%, 12/1/2042 191,022 182,422
Pool# Q14292
3.50%, 1/1/2043 53,207 50,888
Pool# Q15884
3.00%, 2/1/2043 286,507 265,258
Pool# Q16470
3.00%, 3/1/2043 572,225 529,787
Pool# V80002
2.50%, 4/1/2043 248,422 220,647

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 49
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q16915
3.00%, 4/1/2043 210,051 194,494
Pool# Q17675
3.50%, 4/1/2043 227,409 217,922
Pool# Q18523
3.50%, 5/1/2043 228,006 217,598
Pool# Q18751
3.50%, 6/1/2043 324,347 309,643
Pool# G07410
3.50%, 7/1/2043 90,183 86,421
Pool# Q20332
3.50%, 7/1/2043 32,448 30,960
Pool# G07459
3.50%, 8/1/2043 270,203 257,898
Pool# G60038
3.50%, 1/1/2044 568,393 542,796
Pool# Q26869
4.00%, 6/1/2044 251,893 245,236
Pool# G07946
4.00%, 7/1/2044 7,733 7,545
Pool# Q28607
3.50%, 9/1/2044 97,128 92,632
Pool# G61231
3.50%, 9/1/2044 27,152 25,918
Pool# G08609
3.50%, 10/1/2044 87,549 83,315
Pool# Q30833
4.00%, 1/1/2045 11,448 11,095
Pool# G60400
4.50%, 1/1/2045 73,775 73,848
Pool# G07925
4.00%, 2/1/2045 22,626 22,105
Pool# Q34165
4.00%, 6/1/2045 155,372 151,458
Pool# V81873
4.00%, 8/1/2045 88,013 85,315
Pool# G08669
4.00%, 9/1/2045 130,107 126,078
Pool# Q38357
4.00%, 1/1/2046 36,204 35,049
Pool# G08697
3.00%, 3/1/2046 391,018 356,451
Pool# Q39440
4.00%, 3/1/2046 22,906 22,180
Pool# G08704
4.50%, 4/1/2046 10,797 10,789
Pool# Q40097
4.50%, 4/1/2046 2,699 2,697
Pool# G08707
4.00%, 5/1/2046 61,062 59,114
Pool# G08708
4.50%, 5/1/2046 9,498 9,492
Pool# Q41548
3.00%, 7/1/2046 53,093 48,400
Pool# Q41903
3.50%, 7/1/2046 74,224 70,366
Pool# G61791
4.00%, 7/1/2046 60,745 58,926
Pool# Q41947
4.50%, 7/1/2046 2,259 2,256
Pool# G61237
3.50%, 8/1/2046 12,046 11,503
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q42680
4.00%, 8/1/2046 2,243 2,182
Pool# G08720
4.50%, 8/1/2046 7,795 7,786
Pool# G61323
3.00%, 9/1/2046 373,691 345,675
Pool# G08721
3.00%, 9/1/2046 218,140 198,302
Pool# G60733
4.50%, 9/1/2046 79,755 79,702
Pool# G60722
3.00%, 10/1/2046 620,254 565,194
Pool# Q44035
3.00%, 10/1/2046 302,661 274,902
Pool# G61815
4.00%, 10/1/2046 24,222 23,469
Pool# G08732
3.00%, 11/1/2046 39,876 36,219
Pool# G60989
3.00%, 12/1/2046 224,760 204,482
Pool# G08738
3.50%, 12/1/2046 837,382 791,642
Pool# G08741
3.00%, 1/1/2047 364,646 329,773
Pool# G08748
3.50%, 2/1/2047 172,999 163,027
Pool# G08751
3.50%, 3/1/2047 258,449 244,217
Pool# G60988
3.00%, 5/1/2047 760,382 692,880
Pool# Q48237
4.50%, 5/1/2047 50,074 49,793
Pool# Q48414
4.50%, 6/1/2047 34,099 33,341
Pool# Q48365
4.50%, 6/1/2047 11,190 11,160
Pool# V83270
3.50%, 7/1/2047 101,316 95,456
Pool# Q49917
3.50%, 8/1/2047 40,796 38,482
Pool# Q53085
3.00%, 9/1/2047 129,238 117,953
Pool# G61295
3.50%, 9/1/2047 280,826 266,514
Pool# Q52075
4.00%, 11/1/2047 96,901 94,031
Pool# G67707
3.50%, 1/1/2048 312,461 295,375
Pool# V83909
4.00%, 1/1/2048 114,786 111,429
Pool# T65458
3.50%, 2/1/2048 53,110 49,445
Pool# Q54460
4.00%, 2/1/2048 86,320 84,043
Pool# G61298
4.00%, 2/1/2048 41,708 40,355
Pool# Q55401
5.00%, 4/1/2048 23,220 23,634
Pool# G08821
5.00%, 5/1/2048 6,163 6,266
Pool# G67712
4.00%, 6/1/2048 85,286 83,131

50 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G67713
4.00%, 6/1/2048 70,331 68,069
Pool# Q56473
4.50%, 6/1/2048 22,282 22,110
Pool# Q56472
4.50%, 6/1/2048 20,017 19,961
Pool# Q57401
4.50%, 7/1/2048 22,269 22,097
Pool# Q57402
4.50%, 7/1/2048 6,230 6,213
Pool# G08833
5.00%, 7/1/2048 2,544 2,590
Pool# G67716
4.50%, 10/1/2048 48,748 48,509
Pool# V85044
4.00%, 12/1/2048 81,243 78,566
Pool# V85139
4.50%, 1/1/2049 19,515 19,399
FHLMC Non Gold Pool
Pool# 1B8478
6.60%, 7/1/2041(a) 10,961 11,413
Pool# 2B0108
6.77%, 1/1/2042(a) 300 311
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 811 809
Pool# ZS7757
3.00%, 3/1/2030 114,383 112,836
Pool# SB0383
2.50%, 4/1/2032 354,103 342,776
Pool# ZS8701
3.50%, 6/1/2033 25,382 25,095
Pool# SB0218
3.00%, 10/1/2033 45,323 44,321
Pool# SB0366
3.50%, 2/1/2034 61,053 60,318
Pool# SB0095
3.50%, 7/1/2034 11,422 11,325
Pool# SB0069
3.00%, 9/1/2034 82,352 79,914
Pool# SB8021
3.00%, 12/1/2034 174,214 169,525
Pool# RC1826
2.00%, 2/1/2036 257,985 238,969
Pool# SB8092
1.50%, 3/1/2036 303,810 275,795
Pool# SB8103
2.00%, 5/1/2036 256,934 237,834
Pool# QN7405
2.00%, 8/1/2036 149,893 138,841
Pool# SB8119
2.00%, 9/1/2036 669,105 619,764
Pool# SB8140
1.50%, 2/1/2037 453,138 410,150
Pool# SB8144
1.50%, 3/1/2037 952,150 861,824
Pool# QN9700
1.50%, 3/1/2037 304,102 275,253
Pool# SB8148
2.00%, 4/1/2037 2,056,121 1,903,238
Pool# SB8156
3.00%, 4/1/2037 162,995 156,790
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB8154
2.50%, 5/1/2037 138,766 131,254
Pool# SB0725
4.00%, 8/1/2037 44,993 44,424
Pool# SB1009
4.00%, 2/1/2038 44,293 43,772
Pool# SB8346
4.00%, 12/1/2039 201,744 199,193
Pool# QA2237
3.00%, 7/1/2046 784,723 715,956
Pool# QA2226
3.00%, 7/1/2046 460,803 420,707
Pool# ZM2339
3.50%, 1/1/2047 121,495 114,644
Pool# ZS4746
3.00%, 12/1/2047 297,369 268,402
Pool# ZA6139
4.50%, 12/1/2048 40,062 39,737
Pool# SD0295
3.00%, 2/1/2049 1,405,363 1,285,683
Pool# RA3022
2.50%, 6/1/2050 491,092 419,522
Pool# SD7521
2.50%, 7/1/2050 668,984 577,970
Pool# SD7523
2.50%, 8/1/2050 177,663 153,844
Pool# SD0500
3.00%, 8/1/2050 30,866 27,992
Pool# SD8100
3.00%, 10/1/2050 1,285,014 1,146,432
Pool# RA3934
2.50%, 11/1/2050 659,740 560,302
Pool# SD0522
3.00%, 12/1/2050 414,216 369,545
Pool# RA4493
2.00%, 2/1/2051 1,191,599 970,716
Pool# QB9104
2.00%, 2/1/2051 638,365 520,036
Pool# RA4737
2.00%, 3/1/2051 2,265,215 1,849,687
Pool# RA4718
2.00%, 3/1/2051 1,024,361 841,145
Pool# SD7537
2.00%, 3/1/2051 537,783 441,412
Pool# QC5128
2.00%, 8/1/2051 262,861 215,453
Pool# SD8166
2.00%, 9/1/2051 1,574,010 1,278,797
Pool# RA6140
2.00%, 10/1/2051 1,129,469 924,633
Pool# RA6085
2.00%, 10/1/2051 640,252 526,968
Pool# RA6624
2.00%, 1/1/2052 4,974,842 4,026,262
Pool# SD0856
2.00%, 1/1/2052 1,234,371 1,001,705
Pool# SD7347
2.00%, 4/1/2052 803,656 651,228
Pool# SD8211
2.00%, 5/1/2052 8,822,426 7,151,161
Pool# SD8224
2.50%, 7/1/2052 2,489,575 2,115,853

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 51
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA7779
4.50%, 8/1/2052 489,686 483,497
Pool# SD2215
4.00%, 10/1/2052 475,986 456,155
Pool# SD1926
5.50%, 11/1/2052 656,796 674,409
Pool# SD7557
4.50%, 12/1/2052 1,077,702 1,064,956
Pool# RA8411
5.50%, 1/1/2053 172,627 177,847
Pool# QF5629
6.00%, 1/1/2053 370,222 389,463
Pool# RA8794
5.50%, 4/1/2053 772,132 793,235
Pool# SD2661
5.50%, 4/1/2053 525,613 535,482
Pool# RA9090
5.50%, 5/1/2053 803,023 817,519
Pool# SD2890
5.50%, 5/1/2053 311,118 319,532
Pool# SD2905
5.50%, 5/1/2053 178,717 181,996
Pool# RA9162
5.50%, 6/1/2053 397,964 408,038
Pool# SD3085
5.50%, 6/1/2053 198,277 203,033
Pool# SD3260
6.00%, 6/1/2053 156,142 162,281
Pool# SD3565
4.50%, 8/1/2053 172,054 169,361
Pool# SD8348
5.00%, 8/1/2053 1,008,022 1,008,482
Pool# SD3853
5.50%, 8/1/2053 127,150 129,370
Pool# SD3603
6.00%, 8/1/2053 1,358,779 1,416,801
Pool# RJ0007
6.50%, 10/1/2053 276,901 291,591
Pool# SD4340
5.50%, 11/1/2053 871,755 893,395
Pool# RJ0325
6.50%, 11/1/2053 141,864 147,743
Pool# RJ0528
6.50%, 12/1/2053 250,547 262,094
Pool# RJ0530
6.50%, 12/1/2053 206,756 215,282
Pool# RJ0841
6.00%, 2/1/2054 224,348 233,236
Pool# RJ0858
6.50%, 2/1/2054 426,089 444,516
Pool# RJ0992
5.00%, 5/1/2054 720,035 718,693
Pool# RJ1422
6.00%, 5/1/2054 380,367 397,077
Pool# RJ1437
6.50%, 5/1/2054 349,491 368,758
Pool# SD8438
5.50%, 6/1/2054 1,489,760 1,511,683
Pool# SD5812
6.00%, 7/1/2054 437,601 455,152
Pool# SD6025
6.00%, 8/1/2054 560,239 575,780
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8491
5.00%, 12/1/2054 764,124 762,483
Pool# SL0050
5.50%, 1/1/2055 820,287 840,202
Pool# SL0425
6.00%, 2/1/2055 482,400 503,282
Pool# RJ4130
6.00%, 5/1/2055 488,412 505,741
Pool# RQ0028
6.00%, 7/1/2055 2,408,513 2,473,033
Pool# SL2010
6.00%, 8/1/2055 969,438 998,032
Pool# QZ7777
5.50%, 10/1/2055 374,265 379,581
FNMA Pool
Pool# AC9890
6.61%, 4/1/2040(a) 118,225 122,078
Pool# AC9895
6.68%, 4/1/2040(a) 282,125 292,129
Pool# AJ1249
6.56%, 9/1/2041(a) 33,532 35,143
Pool# AK0714
6.71%, 2/1/2042(a) 5,289 5,497
Pool# AT4250
6.25%, 6/1/2043(a) 12,064 12,535
Pool# BF0203
3.00%, 2/1/2047 328,585 296,068
Pool# BF0206
4.00%, 2/1/2047 193,704 187,535
Pool# BF0200
3.50%, 11/1/2051 148,101 136,619
Pool# BF0171
4.00%, 1/1/2057 129,643 123,254
Pool# BF0184
4.00%, 2/1/2057 144,921 135,883
FNMA UMBS Pool
Pool# AH5616
3.50%, 2/1/2026 1,510 1,506
Pool# AL0298
4.00%, 5/1/2026 3,151 3,143
Pool# AB4277
3.00%, 1/1/2027 24,914 24,754
Pool# AL1391
3.50%, 1/1/2027 456 453
Pool# AP4746
3.00%, 8/1/2027 8,401 8,330
Pool# AP4640
3.00%, 9/1/2027 5,991 5,936
Pool# AB6886
3.00%, 11/1/2027 6,526 6,460
Pool# AQ7406
3.00%, 11/1/2027 4,286 4,244
Pool# AQ2884
3.00%, 12/1/2027 8,140 8,056
Pool# AS0487
2.50%, 9/1/2028 45,923 45,202
Pool# 930998
4.50%, 4/1/2029 1,083 1,086
Pool# BM1507
2.50%, 12/1/2029 21,641 21,349
Pool# AL8077
3.50%, 12/1/2029 3,961 3,937

52 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM4299
3.00%, 3/1/2030 43,908 43,606
Pool# AS5412
2.50%, 7/1/2030 39,162 38,133
Pool# AL7152
3.50%, 7/1/2030 67,589 67,141
Pool# AS5702
2.50%, 8/1/2030 153,993 149,746
Pool# AZ9234
3.50%, 10/1/2030 8,212 8,124
Pool# AS6174
3.50%, 11/1/2030 5,516 5,452
Pool# AS6272
2.50%, 12/1/2030 53,636 52,081
Pool# AS6295
3.00%, 12/1/2030 84,085 82,627
Pool# AH1515
4.00%, 12/1/2030 85,807 85,571
Pool# AD0716
6.50%, 12/1/2030 174,386 180,931
Pool# BA6532
2.50%, 1/1/2031 44,384 43,178
Pool# BM5016
3.00%, 1/1/2031 115,380 113,617
Pool# AB2121
4.00%, 1/1/2031 14,456 14,423
Pool# AL8060
3.00%, 2/1/2031 82,177 80,769
Pool# MA0641
4.00%, 2/1/2031 58,076 57,912
Pool# 560868
7.50%, 2/1/2031 126 126
Pool# AS6799
3.00%, 3/1/2031 67,211 65,900
Pool# BC0774
3.00%, 3/1/2031 37,651 36,979
Pool# AS6919
3.50%, 3/1/2031 5,142 5,101
Pool# BC4410
3.50%, 3/1/2031 4,725 4,670
Pool# BC0320
3.50%, 3/1/2031 3,655 3,628
Pool# AL8565
3.00%, 6/1/2031 47,377 46,422
Pool# AL8561
3.50%, 6/1/2031 37,352 37,087
Pool# AL9378
3.00%, 9/1/2031 22,374 21,987
Pool# MA2775
2.50%, 10/1/2031 356,271 345,007
Pool# BM1888
2.50%, 10/1/2031 171,151 168,624
Pool# BC4777
2.50%, 10/1/2031 131,816 127,714
Pool# 607212
7.50%, 10/1/2031 1,943 1,967
Pool# MA0895
3.50%, 11/1/2031 63,209 62,314
Pool# MA2830
2.50%, 12/1/2031 145,364 140,646
Pool# BM3814
2.50%, 12/1/2031 93,471 90,632
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8594
2.50%, 1/1/2032 116,030 112,329
Pool# AS8597
2.50%, 1/1/2032 95,896 92,837
Pool# AL9786
3.00%, 1/1/2032 54,979 53,995
Pool# AL9585
3.50%, 1/1/2032 24,300 24,088
Pool# BM1036
2.50%, 2/1/2032 508,806 492,792
Pool# BM4624
3.00%, 2/1/2032 65,849 64,577
Pool# AL9740
3.00%, 2/1/2032 50,964 49,814
Pool# AL9872
3.00%, 2/1/2032 47,934 46,955
Pool# AL9871
3.00%, 2/1/2032 30,566 29,961
Pool# AS8767
3.00%, 2/1/2032 6,005 5,874
Pool# BM1007
2.50%, 3/1/2032 163,001 157,386
Pool# AL9899
3.00%, 3/1/2032 9,667 9,460
Pool# MA1029
3.50%, 4/1/2032 57,443 56,595
Pool# 545556
7.00%, 4/1/2032 1,029 1,081
Pool# AO2565
3.50%, 5/1/2032 12,916 12,642
Pool# AS9695
3.50%, 5/1/2032 10,909 10,805
Pool# 545605
7.00%, 5/1/2032 1,418 1,494
Pool# BM4088
3.00%, 6/1/2032 86,301 84,657
Pool# AO5103
3.50%, 6/1/2032 60,990 59,729
Pool# 890786
3.50%, 6/1/2032 12,137 12,019
Pool# MA1107
3.50%, 7/1/2032 8,442 8,311
Pool# FM1664
4.00%, 7/1/2032 3,967 3,955
Pool# 651361
7.00%, 7/1/2032 667 701
Pool# BM1669
3.00%, 8/1/2032 53,355 52,102
Pool# AP1990
3.50%, 8/1/2032 28,384 27,850
Pool# AP1997
3.50%, 8/1/2032 17,809 17,488
Pool# BH5355
3.50%, 8/1/2032 2,688 2,663
Pool# AO7202
3.50%, 9/1/2032 55,907 55,022
Pool# MA1166
3.50%, 9/1/2032 45,883 45,148
Pool# BM5167
3.50%, 9/1/2032 6,132 6,076
Pool# AP3673
3.50%, 10/1/2032 52,539 51,719

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 53
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BH9391
3.50%, 10/1/2032 3,399 3,365
Pool# BM3389
3.00%, 11/1/2032 91,003 88,923
Pool# AB6962
3.50%, 11/1/2032 79,854 78,750
Pool# AQ3343
3.50%, 11/1/2032 49,379 48,666
Pool# BM3977
3.00%, 12/1/2032 127,342 124,467
Pool# CA0951
3.00%, 12/1/2032 74,906 73,150
Pool# FM1661
2.50%, 1/1/2033 201,145 196,304
Pool# BM4338
2.50%, 1/1/2033 150,282 145,769
Pool# BM3919
3.00%, 2/1/2033 82,662 80,792
Pool# BM3750
3.50%, 3/1/2033 72,556 71,851
Pool# BM4129
3.50%, 4/1/2033 82,633 81,842
Pool# 555346
5.50%, 4/1/2033 16,558 16,942
Pool# 713560
5.50%, 4/1/2033 4,687 4,752
Pool# 694846
6.50%, 4/1/2033 1,423 1,490
Pool# AB9402
3.00%, 5/1/2033 103,555 100,704
Pool# AB9403
3.00%, 5/1/2033 46,610 45,162
Pool# AB9300
3.00%, 5/1/2033 33,866 32,956
Pool# BM4132
3.50%, 5/1/2033 65,506 64,778
Pool# MA3372
4.00%, 5/1/2033 55,372 55,435
Pool# 555421
5.00%, 5/1/2033 352,442 356,437
Pool# MA3393
4.00%, 6/1/2033 24,821 24,848
Pool# MA3427
4.00%, 7/1/2033 19,114 19,133
Pool# 720087
5.50%, 7/1/2033 41,648 42,226
Pool# 728721
5.50%, 7/1/2033 9,003 9,209
Pool# 555684
5.50%, 7/1/2033 1,980 2,041
Pool# MA1527
3.00%, 8/1/2033 357,196 346,009
Pool# 743235
5.50%, 10/1/2033 5,157 5,229
Pool# 750229
6.50%, 10/1/2033 11,954 12,402
Pool# FM2154
4.00%, 12/1/2033 2,422 2,414
Pool# 755872
5.50%, 12/1/2033 51,855 52,991
Pool# 725221
5.50%, 1/1/2034 1,504 1,545
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 725223
5.50%, 3/1/2034 181 186
Pool# 725228
6.00%, 3/1/2034 142,586 148,311
Pool# 725425
5.50%, 4/1/2034 87,127 89,599
Pool# 725423
5.50%, 5/1/2034 8,670 8,914
Pool# 725594
5.50%, 7/1/2034 38,987 40,074
Pool# MA3739
3.50%, 8/1/2034 55,929 55,095
Pool# 788027
6.50%, 9/1/2034 16,944 17,740
Pool# MA3827
2.50%, 11/1/2034 332,958 317,250
Pool# FM1905
3.00%, 11/1/2034 41,054 39,805
Pool# 807310
7.00%, 11/1/2034 1,267 1,330
Pool# FM2412
3.50%, 1/1/2035 21,424 21,107
Pool# 735141
5.50%, 1/1/2035 122,214 125,889
Pool# 889852
5.50%, 5/1/2035 3,140 3,197
Pool# FM4900
2.00%, 12/1/2035 42,614 39,554
Pool# 256023
6.00%, 12/1/2035 109,240 115,531
Pool# CA8793
2.00%, 2/1/2036 1,023,723 950,168
Pool# FM5908
2.00%, 2/1/2036 344,032 319,322
Pool# CA9141
2.00%, 2/1/2036 337,872 313,599
Pool# CA9145
2.00%, 2/1/2036 284,237 263,288
Pool# FM5571
2.00%, 2/1/2036 154,533 143,223
Pool# CA9435
2.00%, 3/1/2036 314,806 291,601
Pool# CA9475
2.00%, 3/1/2036 300,133 278,010
Pool# CB0262
2.00%, 4/1/2036 481,552 446,049
Pool# 745418
5.50%, 4/1/2036 18,290 19,123
Pool# 745516
5.50%, 5/1/2036 10,462 10,938
Pool# MA4360
2.00%, 6/1/2036 874,332 809,871
Pool# 889745
5.50%, 6/1/2036 1,916 1,953
Pool# FM8538
2.00%, 8/1/2036 160,193 148,431
Pool# 995065
5.50%, 9/1/2036 58,282 59,782
Pool# 888635
5.50%, 9/1/2036 40,687 41,787
Pool# MA4441
1.50%, 10/1/2036 199,091 180,507

54 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4566
1.50%, 3/1/2037 1,508,318 1,365,385
Pool# MA4581
1.50%, 4/1/2037 396,466 358,895
Pool# MA4582
2.00%, 4/1/2037 1,877,147 1,737,571
Pool# MA4628
2.50%, 6/1/2037 140,017 132,451
Pool# FS2497
1.50%, 8/1/2037 247,307 223,874
Pool# 995024
5.50%, 8/1/2037 23,902 24,979
Pool# MA4726
4.00%, 9/1/2037 59,847 59,143
Pool# 995050
6.00%, 9/1/2037 228,030 241,166
Pool# MA4797
4.00%, 11/1/2037 85,776 84,768
Pool# 955194
7.00%, 11/1/2037 21,077 22,363
Pool# MA5023
4.00%, 5/1/2038 39,932 39,428
Pool# MA3389
4.00%, 6/1/2038 49,201 48,434
Pool# MA3464
3.50%, 9/1/2038 106,428 102,681
Pool# 990810
7.00%, 10/1/2038 36,103 37,912
Pool# MA5223
4.00%, 11/1/2038 23,820 23,519
Pool# MA5556
4.00%, 12/1/2039 1,041,259 1,028,092
Pool# AD8536
5.00%, 8/1/2040 75,711 77,858
Pool# AB1735
3.50%, 11/1/2040 4,187 4,034
Pool# AE9747
4.50%, 12/1/2040 272,327 274,179
Pool# AB2067
3.50%, 1/1/2041 104,809 101,165
Pool# 932888
3.50%, 1/1/2041 83,749 80,812
Pool# AB2068
3.50%, 1/1/2041 62,456 60,246
Pool# 932891
3.50%, 1/1/2041 17,402 16,721
Pool# AL3650
5.00%, 2/1/2041 5,257 5,406
Pool# AL6521
5.00%, 4/1/2041 456,120 469,035
Pool# AL0390
5.00%, 5/1/2041 153,988 158,354
Pool# AL5863
4.50%, 6/1/2041 804,183 811,349
Pool# AI9851
4.50%, 9/1/2041 17,078 17,163
Pool# AL0761
5.00%, 9/1/2041 54,091 55,625
Pool# BM3907
5.50%, 9/1/2041 104,592 107,375
Pool# AJ5431
4.50%, 10/1/2041 44,285 44,387
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AJ4861
4.00%, 12/1/2041 51,872 50,730
Pool# AX5316
4.50%, 1/1/2042 28,820 28,995
Pool# AL2499
4.50%, 1/1/2042 8,638 8,695
Pool# AW8167
3.50%, 2/1/2042 343,454 330,302
Pool# AB5185
3.50%, 5/1/2042 164,872 157,506
Pool# AO3575
4.50%, 5/1/2042 40,746 40,840
Pool# AO4647
3.50%, 6/1/2042 343,763 328,615
Pool# AO8036
4.50%, 7/1/2042 134,562 135,684
Pool# AP2092
4.50%, 8/1/2042 10,302 10,280
Pool# AP6579
3.50%, 9/1/2042 209,706 200,596
Pool# AL2782
4.50%, 9/1/2042 51,284 51,506
Pool# AB6524
3.50%, 10/1/2042 474,884 452,733
Pool# AB7074
3.00%, 11/1/2042 293,184 271,029
Pool# AP8785
3.00%, 11/1/2042 92,056 85,099
Pool# AL2677
3.50%, 11/1/2042 288,003 275,491
Pool# AB6786
3.50%, 11/1/2042 159,305 151,957
Pool# MA1273
3.50%, 12/1/2042 129,586 123,636
Pool# AR4210
3.50%, 1/1/2043 86,037 82,042
Pool# AT4040
3.00%, 3/1/2043 71,629 66,209
Pool# AR8213
3.50%, 4/1/2043 64,764 62,272
Pool# AB9238
3.00%, 5/1/2043 434,515 401,593
Pool# AB9237
3.00%, 5/1/2043 353,359 326,585
Pool# AB9236
3.00%, 5/1/2043 106,055 98,008
Pool# AB9362
3.50%, 5/1/2043 453,313 432,264
Pool# AT4145
3.00%, 6/1/2043 137,097 126,680
Pool# AB9814
3.00%, 7/1/2043 419,755 387,907
Pool# AT6871
3.00%, 7/1/2043 56,771 52,427
Pool# AS0203
3.00%, 8/1/2043 326,048 301,207
Pool# AS0255
4.50%, 8/1/2043 122,624 122,954
Pool# AS0516
3.00%, 9/1/2043 230,017 212,420
Pool# AL4471
4.00%, 9/1/2043 159,597 156,085

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 55
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL6951
3.50%, 10/1/2043 229,036 218,421
Pool# BM4222
3.00%, 1/1/2044 316,445 292,379
Pool# AS2276
4.50%, 4/1/2044 177,912 177,804
Pool# AW1006
4.00%, 5/1/2044 62,681 61,224
Pool# AL7767
4.50%, 6/1/2044 15,302 15,372
Pool# AS3161
4.00%, 8/1/2044 391,632 379,459
Pool# BM4650
3.00%, 10/1/2044 572,570 529,086
Pool# CA0688
3.50%, 10/1/2044 139,163 132,641
Pool# BC5090
4.00%, 10/1/2044 29,250 28,434
Pool# AS3946
4.00%, 12/1/2044 444,240 430,942
Pool# AL8303
3.00%, 1/1/2045 100,340 92,728
Pool# BM4384
4.00%, 1/1/2045 173,554 169,198
Pool# BM3611
4.00%, 1/1/2045 137,861 134,771
Pool# BM3804
3.50%, 2/1/2045 62,684 59,760
Pool# AL9555
4.00%, 2/1/2045 877,478 858,362
Pool# AX9524
4.00%, 2/1/2045 496,890 484,769
Pool# AS4418
4.00%, 2/1/2045 357,546 348,773
Pool# AS4375
4.00%, 2/1/2045 236,003 230,258
Pool# AL6889
4.50%, 2/1/2045 53,801 53,858
Pool# BM3931
3.00%, 3/1/2045 274,436 253,680
Pool# AY1312
3.50%, 3/1/2045 799,645 760,261
Pool# AX9567
3.50%, 3/1/2045 47,251 44,505
Pool# BM4975
4.00%, 3/1/2045 70,552 68,520
Pool# AS4578
4.00%, 3/1/2045 63,829 62,268
Pool# BM3664
3.00%, 5/1/2045 311,858 288,239
Pool# AS4921
3.50%, 5/1/2045 415,749 394,971
Pool# AS5012
4.00%, 5/1/2045 650,400 634,375
Pool# BM5562
4.00%, 6/1/2045 122,819 119,890
Pool# AS5312
3.50%, 7/1/2045 84,907 80,628
Pool# AZ7111
4.00%, 7/1/2045 10,327 9,988
Pool# AZ9866
4.00%, 8/1/2045 7,731 7,425
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL7207
4.50%, 8/1/2045 70,764 70,809
Pool# AL9634
3.50%, 10/1/2045 51,611 49,305
Pool# BA2164
3.00%, 11/1/2045 72,330 66,256
Pool# AS6311
3.50%, 12/1/2045 668,737 634,067
Pool# AS6282
3.50%, 12/1/2045 615,751 584,464
Pool# BC0092
3.50%, 12/1/2045 38,581 36,521
Pool# BC0475
3.50%, 12/1/2045 25,272 23,994
Pool# AS6362
4.50%, 12/1/2045 12,495 12,472
Pool# AS6474
3.50%, 1/1/2046 154,331 146,620
Pool# AS6539
3.50%, 1/1/2046 135,404 128,640
Pool# AL9849
3.50%, 1/1/2046 76,607 73,049
Pool# AS6527
4.00%, 1/1/2046 93,138 90,099
Pool# BC0178
4.50%, 1/1/2046 1,942 1,935
Pool# BC2667
4.00%, 2/1/2046 16,746 16,200
Pool# BC0605
4.00%, 2/1/2046 13,025 12,593
Pool# AL9781
4.50%, 2/1/2046 128,804 129,223
Pool# BM4621
3.50%, 3/1/2046 196,545 187,641
Pool# AS6795
4.00%, 3/1/2046 50,634 48,987
Pool# BA6972
4.00%, 3/1/2046 17,623 17,048
Pool# BC0311
4.50%, 3/1/2046 1,309 1,313
Pool# AS7026
4.00%, 4/1/2046 37,779 36,538
Pool# AS7251
4.00%, 5/1/2046 6,372 6,161
Pool# AL8833
4.00%, 6/1/2046 397,432 387,738
Pool# AL8824
3.50%, 7/1/2046 89,001 84,555
Pool# BD5180
4.50%, 7/1/2046 1,147 1,141
Pool# MA2705
3.00%, 8/1/2046 321,237 291,911
Pool# BC1489
3.00%, 8/1/2046 74,656 68,157
Pool# AS7760
4.00%, 8/1/2046 69,387 67,087
Pool# AS7648
4.00%, 8/1/2046 33,127 32,039
Pool# AS7795
4.00%, 8/1/2046 24,396 23,594
Pool# BD3911
4.00%, 8/1/2046 6,493 6,269

56 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BD3923
4.00%, 8/1/2046 5,781 5,579
Pool# AS7770
4.50%, 8/1/2046 19,224 19,167
Pool# BD5232
4.50%, 8/1/2046 3,468 3,448
Pool# AL9263
3.00%, 10/1/2046 106,550 96,976
Pool# AL9234
3.50%, 10/1/2046 41,917 39,709
Pool# FM1871
4.00%, 10/1/2046 63,013 61,627
Pool# BC4766
4.50%, 10/1/2046 23,275 23,232
Pool# AS8154
4.50%, 10/1/2046 5,885 5,877
Pool# FM1368
3.00%, 11/1/2046 600,728 548,826
Pool# MA2806
3.00%, 11/1/2046 217,115 197,025
Pool# BE5038
4.00%, 11/1/2046 7,097 6,931
Pool# AS8488
3.00%, 12/1/2046 168,146 153,507
Pool# AS8509
3.00%, 12/1/2046 53,896 49,404
Pool# AS8492
3.50%, 12/1/2046 331,408 314,302
Pool# AL9697
3.00%, 1/1/2047 414,053 378,002
Pool# AS8647
3.00%, 1/1/2047 313,395 286,109
Pool# AL9774
3.50%, 1/1/2047 213,950 203,730
Pool# BM3204
3.50%, 1/1/2047 168,245 159,596
Pool# BD2440
3.50%, 1/1/2047 127,311 120,188
Pool# AS8692
3.50%, 1/1/2047 115,248 108,787
Pool# BD2450
3.50%, 1/1/2047 87,009 82,256
Pool# BE6548
3.50%, 1/1/2047 44,825 42,317
Pool# BE5856
4.50%, 1/1/2047 5,312 5,303
Pool# BE7115
4.50%, 1/1/2047 5,154 5,119
Pool# BE6503
4.50%, 1/1/2047 662 658
Pool# BM3908
5.50%, 1/1/2047 22,075 23,070
Pool# BD5046
3.50%, 2/1/2047 53,849 50,860
Pool# BM5274
4.00%, 2/1/2047 44,873 43,404
Pool# BE7869
4.50%, 2/1/2047 2,739 2,722
Pool# BE8495
4.50%, 2/1/2047 2,539 2,526
Pool# BM5383
4.00%, 3/1/2047 32,261 31,235
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8979
4.50%, 3/1/2047 29,804 29,675
Pool# BE9247
4.50%, 3/1/2047 3,826 3,801
Pool# BM3707
2.50%, 4/1/2047 123,318 107,229
Pool# AS9467
4.00%, 4/1/2047 147,696 142,799
Pool# BH0304
4.50%, 4/1/2047 4,976 4,946
Pool# BM3237
3.50%, 5/1/2047 227,202 215,565
Pool# BM1268
4.00%, 5/1/2047 182,486 176,436
Pool# AS9747
4.00%, 6/1/2047 416,856 403,679
Pool# BM3549
4.00%, 6/1/2047 173,306 167,622
Pool# BM1295
4.50%, 6/1/2047 65,363 65,054
Pool# BE9624
4.50%, 6/1/2047 9,112 8,969
Pool# AS9938
3.50%, 7/1/2047 90,789 86,068
Pool# AS9973
4.00%, 7/1/2047 19,104 18,473
Pool# CA0240
3.50%, 8/1/2047 80,995 76,086
Pool# CA0123
4.00%, 8/1/2047 225,745 218,609
Pool# BH5359
4.00%, 8/1/2047 80,175 77,517
Pool# BH4004
4.00%, 9/1/2047 134,049 129,631
Pool# BM3556
4.00%, 9/1/2047 78,799 76,820
Pool# BM1959
3.50%, 10/1/2047 227,759 215,954
Pool# CA0493
4.00%, 10/1/2047 144,577 139,798
Pool# BM3015
4.00%, 10/1/2047 96,432 93,885
Pool# CA0496
4.50%, 10/1/2047 108,997 108,405
Pool# CA0623
4.50%, 10/1/2047 23,452 23,351
Pool# BM3358
3.50%, 11/1/2047 99,699 94,523
Pool# CA0696
4.00%, 11/1/2047 259,142 250,495
Pool# BM3191
4.00%, 11/1/2047 53,855 52,078
Pool# CA0808
4.00%, 11/1/2047 41,803 40,559
Pool# BM3379
3.00%, 12/1/2047 338,757 308,329
Pool# MA3211
4.00%, 12/1/2047 386,955 374,920
Pool# BJ1699
4.00%, 12/1/2047 115,612 112,474
Pool# CA1025
4.50%, 1/1/2048 187,527 186,428

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA1242
3.50%, 2/1/2048 106,736 101,570
Pool# BJ8271
4.50%, 2/1/2048 204,263 203,066
Pool# BJ8269
4.50%, 2/1/2048 162,402 161,555
Pool# BK1972
4.50%, 3/1/2048 34,563 34,414
Pool# BJ0640
5.00%, 3/1/2048 11,500 11,692
Pool# CA1531
3.50%, 4/1/2048 86,490 82,292
Pool# CA1560
4.50%, 4/1/2048 72,975 72,403
Pool# BJ2681
5.00%, 4/1/2048 26,655 27,076
Pool# MA3348
5.00%, 4/1/2048 2,305 2,343
Pool# BM4024
3.50%, 5/1/2048 53,306 50,729
Pool# MA3374
5.00%, 5/1/2048 7,388 7,511
Pool# CA1898
4.50%, 6/1/2048 91,106 90,553
Pool# MA3472
5.00%, 9/1/2048 9,021 9,138
Pool# BM5024
3.00%, 11/1/2048 440,807 397,882
Pool# BN3944
4.00%, 1/1/2049 67,038 64,722
Pool# BN3960
4.50%, 1/1/2049 108,221 107,353
Pool# CA3394
5.00%, 4/1/2049 19,643 19,950
Pool# MA3665
4.50%, 5/1/2049 156,816 155,364
Pool# FM1051
4.50%, 5/1/2049 94,463 93,754
Pool# FM8304
4.00%, 7/1/2049 480,756 464,231
Pool# CA3825
4.00%, 7/1/2049 192,651 186,933
Pool# BO5494
3.00%, 11/1/2049 69,718 63,096
Pool# BO6225
3.00%, 12/1/2049 559,239 501,019
Pool# BO5380
3.00%, 12/1/2049 80,531 72,882
Pool# CA5152
3.00%, 2/1/2050 177,249 158,463
Pool# FM2887
3.00%, 3/1/2050 371,416 332,630
Pool# FM0077
3.00%, 3/1/2050 88,721 79,394
Pool# CA5510
3.00%, 4/1/2050 281,264 251,718
Pool# MA4077
2.00%, 7/1/2050 856,118 697,934
Pool# CA6598
2.50%, 8/1/2050 697,503 599,842
Pool# BQ4909
2.00%, 9/1/2050 1,487,468 1,216,491
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA6985
2.00%, 9/1/2050 750,912 616,353
Pool# FM4222
2.50%, 9/1/2050 410,031 354,582
Pool# CA7029
2.50%, 9/1/2050 389,512 337,045
Pool# CA7368
2.50%, 10/1/2050 1,032,545 885,160
Pool# CA7573
2.50%, 11/1/2050 3,581,409 3,070,167
Pool# FM4808
2.50%, 11/1/2050 692,880 591,906
Pool# FM6360
3.00%, 1/1/2051 456,996 407,525
Pool# FM6031
2.00%, 2/1/2051 2,289,714 1,853,212
Pool# CA8823
2.00%, 2/1/2051 912,488 745,105
Pool# CA8893
2.00%, 2/1/2051 909,817 742,922
Pool# BQ9747
2.00%, 2/1/2051 678,725 552,915
Pool# CA8866
2.50%, 2/1/2051 561,835 481,596
Pool# FM6554
2.00%, 3/1/2051 1,635,587 1,342,490
Pool# CB0149
2.00%, 4/1/2051 281,484 231,141
Pool# BR7647
2.00%, 4/1/2051 192,268 157,879
Pool# BR7703
2.50%, 4/1/2051 308,149 264,040
Pool# MA4325
2.00%, 5/1/2051 812,795 661,626
Pool# CB0400
2.00%, 5/1/2051 258,691 214,201
Pool# CB0514
2.50%, 5/1/2051 1,109,207 956,701
Pool# FS1463
4.00%, 5/1/2051 224,708 216,003
Pool# CB0684
2.00%, 6/1/2051 1,137,922 932,887
Pool# MA4355
2.00%, 6/1/2051 1,017,701 828,101
Pool# CB0819
2.00%, 6/1/2051 1,013,581 830,950
Pool# FM7719
2.00%, 6/1/2051 735,142 603,399
Pool# MA4378
2.00%, 7/1/2051 1,833,518 1,491,351
Pool# CB1110
2.00%, 7/1/2051 482,543 394,890
Pool# FM8160
2.50%, 7/1/2051 535,518 462,886
Pool# FM8007
2.50%, 7/1/2051 346,993 296,924
Pool# CB1065
2.50%, 7/1/2051 289,864 246,983
Pool# CB1330
2.50%, 8/1/2051 1,292,517 1,106,113
Pool# FM8011
2.50%, 8/1/2051 1,079,793 931,998

58 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB1400
3.00%, 8/1/2051 33,170 29,894
Pool# BU1052
2.00%, 10/1/2051 407,122 334,717
Pool# FS1215
2.50%, 10/1/2051 928,690 791,158
Pool# FM9450
2.00%, 11/1/2051 1,636,133 1,342,901
Pool# MA4465
2.00%, 11/1/2051 1,596,088 1,295,744
Pool# MA4466
2.50%, 11/1/2051 4,585,680 3,912,030
Pool# BU5908
2.00%, 12/1/2051 2,838,926 2,328,451
Pool# MA4493
2.50%, 12/1/2051 2,952,571 2,513,942
Pool# FM9543
2.50%, 12/1/2051 2,176,239 1,866,912
Pool# CB2410
2.50%, 12/1/2051 1,577,659 1,343,536
Pool# FM9806
2.50%, 12/1/2051 1,349,666 1,161,520
Pool# FM9864
2.50%, 12/1/2051 809,382 695,692
Pool# CB2469
2.50%, 12/1/2051 749,463 643,030
Pool# FM9697
2.50%, 12/1/2051 371,309 318,972
Pool# FS1192
2.00%, 1/1/2052 3,909,924 3,181,490
Pool# FS1095
2.00%, 1/1/2052 2,367,214 1,927,671
Pool# MA4512
2.50%, 1/1/2052 3,642,957 3,107,015
Pool# FS2639
2.50%, 1/1/2052 787,492 669,737
Pool# BU9905
2.00%, 2/1/2052 795,010 644,660
Pool# CB3237
3.00%, 3/1/2052 752,346 666,769
Pool# BV5355
2.50%, 4/1/2052 766,836 652,195
Pool# CB3368
3.00%, 4/1/2052 777,528 688,985
Pool# MA4653
3.00%, 7/1/2052 712,488 632,129
Pool# CB4673
4.50%, 9/1/2052 743,144 735,017
Pool# CB4831
4.50%, 10/1/2052 1,215,378 1,196,625
Pool# MA4785
5.00%, 10/1/2052 2,612,987 2,621,050
Pool# MA4805
4.50%, 11/1/2052 711,866 697,561
Pool# CB5642
5.50%, 2/1/2053 582,536 594,705
Pool# FS3801
5.50%, 2/1/2053 159,576 162,683
Pool# CB6004
5.50%, 4/1/2053 2,661,877 2,741,384
Pool# CB6082
5.50%, 4/1/2053 585,986 596,604
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB6182
5.00%, 5/1/2053 860,375 861,478
Pool# CB6650
5.50%, 6/1/2053 1,892,397 1,944,949
Pool# FS5214
5.00%, 7/1/2053 653,419 657,192
Pool# FS7303
5.00%, 7/1/2053 539,365 538,693
Pool# FS5424
4.50%, 8/1/2053 483,815 475,908
Pool# CB6921
6.00%, 8/1/2053 401,303 419,697
Pool# CB7115
6.00%, 9/1/2053 1,250,582 1,305,514
Pool# CB7482
6.00%, 11/1/2053 1,585,379 1,633,187
Pool# CB7484
6.50%, 11/1/2053 967,593 1,005,146
Pool# CB7449
6.50%, 11/1/2053 173,366 180,516
Pool# CB7650
6.50%, 12/1/2053 2,115,835 2,235,279
Pool# CB7653
6.50%, 12/1/2053 789,761 832,377
Pool# CB7649
6.50%, 12/1/2053 590,265 625,871
Pool# CB7803
6.50%, 1/1/2054 153,583 161,311
Pool# FS7172
6.50%, 2/1/2054 301,437 316,591
Pool# CB8024
6.50%, 2/1/2054 275,288 293,633
Pool# MA5297
6.50%, 3/1/2054 39,078 40,594
Pool# CB8756
6.00%, 6/1/2054 929,304 957,689
Pool# CB8823
6.50%, 7/1/2054 487,270 512,864
Pool# CB9009
6.00%, 8/1/2054 1,448,762 1,506,868
Pool# CB9010
6.00%, 8/1/2054 299,043 307,700
Pool# FS8674
6.50%, 8/1/2054 587,783 612,892
Pool# FA2727
6.50%, 8/1/2054 380,212 398,876
Pool# CB9472
5.00%, 11/1/2054 1,148,985 1,147,485
Pool# FA2035
6.00%, 11/1/2054 954,590 991,929
Pool# CB9738
5.00%, 1/1/2055 1,559,213 1,563,425
Pool# FA1766
5.50%, 2/1/2055 358,876 367,502
Pool# CC0750
6.50%, 7/1/2055 55,973 58,617
Pool# FA2810
6.00%, 9/1/2055 1,314,501 1,350,688
Pool# FA3133
5.50%, 10/1/2055 64,542 66,194

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 59
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 1/25/2041 1,599,750 1,480,769
3.50%, 1/25/2041 100,000 97,203
4.00%, 1/25/2041 300,000 296,050
4.50%, 1/25/2041 215,000 215,076
5.00%, 1/25/2041 35,000 35,445
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 1/25/2056 1,425,000
1,463,087
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
5.00%, 1/25/2056 601,000 599,310
5.50%, 1/25/2056 2,675,000 2,712,403
GNMA I Pool
Pool# 457801
7.00%, 8/15/2028 420 427
Pool# 486936
6.50%, 2/15/2029 175 177
Pool# 502969
6.00%, 3/15/2029 850 872
Pool# 487053
7.00%, 3/15/2029 294 299
Pool# 781014
6.00%, 4/15/2029 454 463
Pool# 509099
7.00%, 6/15/2029 1,423 1,450
Pool# 434505
7.50%, 8/15/2029 24 24
Pool# 781124
7.00%, 12/15/2029 1,856 1,921
Pool# 507396
7.50%, 9/15/2030 14,990 15,228
Pool# 531352
7.50%, 9/15/2030 1,126 1,144
Pool# 536334
7.50%, 10/15/2030 94 96
Pool# 535388
7.50%, 1/15/2031 310 317
Pool# 486019
7.50%, 1/15/2031 307 312
Pool# 528589
6.50%, 3/15/2031 5,484 5,723
Pool# 508473
7.50%, 4/15/2031 1,576 1,610
Pool# 544470
8.00%, 4/15/2031 104 105
Pool# 781287
7.00%, 5/15/2031 916 956
Pool# 781319
7.00%, 7/15/2031 315 331
Pool# 485879
7.00%, 8/15/2031 932 955
Pool# 572554
6.50%, 9/15/2031 11,892 12,040
Pool# 781328
7.00%, 9/15/2031 866 906
Pool# 550991
6.50%, 10/15/2031 308 312
Pool# 571267
7.00%, 10/15/2031 111 113
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 555171
6.50%, 12/15/2031 761 775
Pool# 781380
7.50%, 12/15/2031 305 321
Pool# 781481
7.50%, 1/15/2032 1,254 1,310
Pool# 580972
6.50%, 2/15/2032 92 96
Pool# 781401
7.50%, 2/15/2032 1,106 1,181
Pool# 781916
6.50%, 3/15/2032 7,665 7,864
Pool# 552474
7.00%, 3/15/2032 2,326 2,417
Pool# 781478
7.50%, 3/15/2032 578 611
Pool# 781429
8.00%, 3/15/2032 1,031 1,092
Pool# 781431
7.00%, 4/15/2032 4,032 4,247
Pool# 552616
7.00%, 6/15/2032 17,678 18,193
Pool# 570022
7.00%, 7/15/2032 6,627 6,875
Pool# 595077
6.00%, 10/15/2032 2,007 2,067
Pool# 552903
6.50%, 11/15/2032 30,588 31,337
Pool# 552952
6.00%, 12/15/2032 1,676 1,699
Pool# 602102
6.00%, 2/15/2033 9,647 9,777
Pool# 588192
6.00%, 2/15/2033 1,993 2,030
Pool# 553144
5.50%, 4/15/2033 4,217 4,295
Pool# 604243
6.00%, 4/15/2033 3,339 3,427
Pool# 611526
6.00%, 5/15/2033 5,374 5,435
Pool# 553320
6.00%, 6/15/2033 10,256 10,548
Pool# 604788
6.50%, 11/15/2033 28,871 29,889
Pool# 781688
6.00%, 12/15/2033 11,654 12,101
Pool# 604875
6.00%, 12/15/2033 10,273 10,585
Pool# 781690
6.00%, 12/15/2033 4,236 4,398
Pool# 781699
7.00%, 12/15/2033 1,140 1,161
Pool# 621856
6.00%, 1/15/2034 6,373 6,440
Pool# 564799
6.00%, 3/15/2034 4,374 4,582
Pool# 630038
6.50%, 8/15/2034 22,984 24,374
Pool# 781804
6.00%, 9/15/2034 11,857 12,368
Pool# 781847
6.00%, 12/15/2034 9,135 9,541

60 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 486921
5.50%, 2/15/2035 2,641 2,683
Pool# 781902
6.00%, 2/15/2035 13,123 13,851
Pool# 781933
6.00%, 6/15/2035 1,244 1,314
Pool# 649513
5.50%, 10/15/2035 53,304 55,036
Pool# 649510
5.50%, 10/15/2035 19,160 19,680
Pool# 652207
5.50%, 3/15/2036 32,296 33,309
Pool# 655519
5.00%, 5/15/2036 15,110 15,503
Pool# 652539
5.00%, 5/15/2036 5,148 5,238
Pool# 606308
5.50%, 5/15/2036 5,125 5,303
Pool# 657912
6.50%, 8/15/2036 2,546 2,667
Pool# 697957
4.50%, 3/15/2039 395,698 393,875
Pool# 704630
5.50%, 7/15/2039 12,899 13,386
Pool# 710724
4.50%, 8/15/2039 105,850 106,191
Pool# 722292
5.00%, 9/15/2039 246,964 253,979
Pool# 782803
6.00%, 11/15/2039 118,279 124,881
Pool# 736666
4.50%, 4/15/2040 281,830 276,830
Pool# 733312
4.00%, 9/15/2040 31,456 30,469
Pool# 742235
4.00%, 12/15/2040 66,677 64,626
Pool# 755959
4.00%, 1/15/2041 63,928 62,033
Pool# 755958
4.00%, 1/15/2041 61,074 59,263
Pool# 742244
4.00%, 1/15/2041 52,825 51,201
Pool# 759075
4.00%, 1/15/2041 51,185 49,611
Pool# 753826
4.00%, 1/15/2041 27,751 26,880
Pool# 690662
4.00%, 1/15/2041 12,647 12,258
Pool# 719486
4.00%, 1/15/2041 6,170 5,946
Pool# 759207
4.00%, 2/15/2041 113,165 109,684
Pool# 757555
4.00%, 2/15/2041 12,625 12,250
Pool# 757557
4.00%, 2/15/2041 6,524 6,343
Pool# 738107
4.00%, 3/15/2041 134,941 130,041
Pool# 784637
4.00%, 8/15/2041 44,640 43,434
Pool# 778869
4.00%, 2/15/2042 82,771 80,214
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# AD8789
3.50%, 3/15/2043 289,205 269,358
Pool# AD2254
3.50%, 3/15/2043 33,110 30,880
Pool# AA6403
3.00%, 5/15/2043 346,309 318,222
Pool# AD2411
3.50%, 5/15/2043 165,403 154,617
Pool# 783781
3.50%, 6/15/2043 247,387 229,855
Pool# 784015
3.00%, 7/15/2043 66,203 60,835
Pool# 784459
3.00%, 12/15/2046 154,616 140,422
Pool# 784293
3.00%, 12/15/2046 44,087 39,874
Pool# 784355
4.00%, 12/15/2046 64,410 61,221
Pool# 784500
3.00%, 2/15/2047 326,892 296,371
Pool# 784713
3.00%, 2/15/2047 85,122 77,183
Pool# 784747
4.00%, 5/15/2048 43,692 41,807
Pool# 784715
4.00%, 5/15/2048 35,644 34,207
Pool# 785073
4.00%, 9/15/2049 54,750 52,408
Pool# BD4016
3.00%, 10/15/2049 124,054 111,526
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 139,612 143,912
Pool# 4245
6.00%, 9/20/2038 57,500 61,418
Pool# 4559
5.00%, 10/20/2039 134,157 138,530
Pool# 4715
5.00%, 6/20/2040 34,776 35,867
Pool# 4747
5.00%, 7/20/2040 391,686 403,015
Pool# 4771
4.50%, 8/20/2040 322,975 324,702
Pool# 4802
5.00%, 9/20/2040 268,596 276,365
Pool# 4834
4.50%, 10/20/2040 88,617 89,253
Pool# 737727
4.00%, 12/20/2040 525,489 508,048
Pool# 737730
4.00%, 12/20/2040 159,547 153,219
Pool# 4923
4.50%, 1/20/2041 137,657 138,623
Pool# 4978
4.50%, 3/20/2041 19,398 19,533
Pool# 5017
4.50%, 4/20/2041 197,469 198,835
Pool# 5056
5.00%, 5/20/2041 68,383 70,278
Pool# 5082
4.50%, 6/20/2041 80,083 80,182

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 61
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 5175
4.50%, 9/20/2041 94,732 95,363
Pool# 675523
3.50%, 3/20/2042 106,199 97,176
Pool# 5332
4.00%, 3/20/2042 90,440 87,911
Pool# MA0392
3.50%, 9/20/2042 831,660 786,999
Pool# MA0462
3.50%, 10/20/2042 660,403 621,812
Pool# MA0698
3.00%, 1/20/2043 345,721 320,149
Pool# AF1001
3.50%, 6/20/2043 281,609 258,028
Pool# MA1376
4.00%, 10/20/2043 137,457 133,313
Pool# AJ9335
3.50%, 10/20/2044 30,213 27,504
Pool# MA2677
3.00%, 3/20/2045 114,523 104,725
Pool# MA2824
2.50%, 5/20/2045 236,056 208,862
Pool# MA2825
3.00%, 5/20/2045 450,667 411,692
Pool# AM4381
3.50%, 5/20/2045 286,982 259,919
Pool# MA2891
3.00%, 6/20/2045 765,796 699,330
Pool# MA2960
3.00%, 7/20/2045 263,384 240,504
Pool# 784156
4.00%, 8/20/2045 111,227 106,607
Pool# AO1103
3.50%, 9/20/2045 454,408 415,768
Pool# AO1099
3.50%, 9/20/2045 251,543 230,155
Pool# MA3106
4.00%, 9/20/2045 61,802 59,715
Pool# MA3174
4.00%, 10/20/2045 7,686 7,458
Pool# MA3244
3.50%, 11/20/2045 231,171 215,368
Pool# MA3310
3.50%, 12/20/2045 171,016 159,122
Pool# MA3377
4.00%, 1/20/2046 34,465 33,283
Pool# MA3520
3.00%, 3/20/2046 312,498 285,205
Pool# MA3521
3.50%, 3/20/2046 600,133 559,117
Pool# MA3522
4.00%, 3/20/2046 235,714 227,714
Pool# MA3596
3.00%, 4/20/2046 164,318 149,547
Pool# MA3597
3.50%, 4/20/2046 172,530 160,737
Pool# MA3662
3.00%, 5/20/2046 627,584 572,574
Pool# MA3735
3.00%, 6/20/2046 380,484 346,280
Pool# MA3736
3.50%, 6/20/2046 978,644 911,549
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA3804
4.00%, 7/20/2046 36,029 34,767
Pool# MA3876
4.50%, 8/20/2046 37,696 37,590
Pool# MA3939
4.50%, 9/20/2046 5,903 5,911
Pool# MA4006
4.50%, 10/20/2046 120,052 119,809
Pool# MA4069
3.50%, 11/20/2046 12,860 11,967
Pool# MA4070
4.00%, 11/20/2046 22,344 21,557
Pool# MA4071
4.50%, 11/20/2046 7,855 7,833
Pool# MA4125
2.50%, 12/20/2046 73,310 64,431
Pool# MA4194
2.50%, 1/20/2047 287,303 253,483
Pool# MA4264
4.50%, 2/20/2047 9,414 9,377
Pool# AZ1974
3.50%, 4/20/2047 159,747 146,850
Pool# MA4383
4.00%, 4/20/2047 478,410 461,229
Pool# MA4384
4.50%, 4/20/2047 11,126 11,079
Pool# MA4511
4.00%, 6/20/2047 225,082 216,934
Pool# MA4512
4.50%, 6/20/2047 26,399 26,277
Pool# MA4587
4.00%, 7/20/2047 673,789 650,561
Pool# 784471
3.50%, 8/20/2047 260,998 240,975
Pool# BC1888
3.50%, 8/20/2047 257,348 236,570
Pool# 784408
3.50%, 10/20/2047 177,296 163,277
Pool# MA4780
4.50%, 10/20/2047 8,662 8,613
Pool# 784421
3.50%, 12/20/2047 259,698 241,711
Pool# MA5018
3.00%, 2/20/2048 83,816 76,202
Pool# 784480
3.50%, 4/20/2048 200,607 185,201
Pool# 784479
3.50%, 4/20/2048 147,251 136,139
Pool# 784481
3.50%, 4/20/2048 62,946 57,935
Pool# BD4034
4.00%, 4/20/2048 66,331 62,977
Pool# MA5138
4.50%, 4/20/2048 78,953 78,406
Pool# MA5192
4.00%, 5/20/2048 358,560 345,640
Pool# MA5265
4.50%, 6/20/2048 143,911 142,689
Pool# MA5331
4.50%, 7/20/2048 64,130 63,602
Pool# MA5398
4.00%, 8/20/2048 362,799 348,385

62 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA5399
4.50%, 8/20/2048 176,389 174,992
Pool# MA5466
4.00%, 9/20/2048 80,781 77,653
Pool# BJ2692
4.00%, 11/20/2048 54,956 51,630
Pool# MA5597
5.00%, 11/20/2048 5,851 5,945
Pool# MA5652
4.50%, 12/20/2048 82,033 81,275
Pool# 784656
4.50%, 12/20/2048 47,724 46,186
Pool# BK2856
4.50%, 12/20/2048 11,804 11,412
Pool# MA5653
5.00%, 12/20/2048 17,062 17,311
Pool# MA5712
5.00%, 1/20/2049 63,704 64,690
Pool# MA5818
4.50%, 3/20/2049 57,775 57,230
Pool# MA5878
5.00%, 4/20/2049 6,665 6,781
Pool# MA5987
4.50%, 6/20/2049 381,306 379,169
Pool# MA6041
4.50%, 7/20/2049 102,793 101,571
Pool# MA6092
4.50%, 8/20/2049 44,301 43,603
Pool# MA6153
3.00%, 9/20/2049 85,777 77,402
Pool# MA6474
3.00%, 2/20/2050 552,738 498,163
Pool# BW4732
2.50%, 8/20/2050 759,401 643,648
Pool# BW6206
2.50%, 8/20/2050 715,198 606,183
Pool# MA6864
2.00%, 9/20/2050 1,054,624 874,264
Pool# BW4741
2.50%, 9/20/2050 798,770 677,018
Pool# BY0776
2.50%, 9/20/2050 518,941 439,840
Pool# BY0805
2.50%, 9/20/2050 491,863 416,891
Pool# MA6994
2.00%, 11/20/2050 1,406,154 1,165,020
Pool# MA7053
3.00%, 12/20/2050 667,814 601,947
Pool# MA7136
2.50%, 1/20/2051 1,464,821 1,265,103
Pool# MA7192
2.00%, 2/20/2051 3,565,148 2,953,519
Pool# MA7367
2.50%, 5/20/2051 3,015,300 2,602,340
Pool# MA7472
2.50%, 7/20/2051 2,620,574 2,261,653
Pool# MA7647
1.50%, 10/20/2051 328,252 259,201
Pool# MA7648
2.00%, 10/20/2051 2,861,254 2,370,383
Pool# MA7650
3.00%, 10/20/2051 1,823,061 1,640,206
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7766
2.00%, 12/20/2051 2,806,555 2,325,068
Pool# 786843
3.00%, 3/20/2052 390,288 350,353
Pool# MA8265
3.00%, 9/20/2052 359,655 324,410
Pool# MA8491
5.50%, 12/20/2052 601,320 612,296
Pool# MA8726
5.50%, 3/20/2053 259,839 264,150
Pool# MA8800
5.00%, 4/20/2053 934,625 936,072
Pool# MA8801
5.50%, 4/20/2053 1,166,442 1,185,221
Pool# MA8879
5.50%, 5/20/2053 446,527 454,068
Pool# MA8948
5.50%, 6/20/2053 1,038,274 1,054,683
Pool# MA9016
5.00%, 7/20/2053 3,398,804 3,404,654
Pool# MA9017
5.50%, 7/20/2053 1,517,131 1,541,855
Pool# 786798
5.50%, 7/20/2053 374,634 381,643
Pool# MA9171
5.50%, 9/20/2053 2,381,700 2,422,857
Pool# MA9243
6.50%, 10/20/2053 583,049 604,358
Pool# MA9605
5.50%, 4/20/2054 1,291,764 1,309,156
Pool# MA9780
6.00%, 7/20/2054 1,424,843 1,453,001
Pool# MA9852
6.00%, 8/20/2054 1,720,869 1,756,463
Pool# MB0024
4.50%, 11/20/2054 1,547,681 1,509,117
Pool# MB0426
6.50%, 6/20/2055 411,737 425,893
Pool# MB0487
6.50%, 7/20/2055 133,659 138,255
Pool# MB0558
6.50%, 8/20/2055 379,655 392,709
Pool# MB0624
6.00%, 9/20/2055 249,662 254,897
Pool# MB0625
6.50%, 9/20/2055 17,838 18,452
GNMA TBA
5.00%, 1/15/2056 1,475,000 1,471,514
5.50%, 1/15/2056 500,000 504,848
6.00%, 1/15/2056 1,150,000 1,171,877
6.50%, 1/15/2056 75,000 77,525
Total Mortgage-Backed Securities
(cost $306,361,676)
284,514,763

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 63
Municipal Bonds 0 .5%
Principal
Amount ($) Value ($)
California 0 .2%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 113,071
Bay Area Toll Authority, RB,
Series F, 6.26%, 4/1/2049 250,000 263,731
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 60,098
Golden State Tobacco
Securitization Corp., RB,
Series A-1, 3.71%, 6/1/2041 90,000 69,970
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 50,000 55,447
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 89,122
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 50,000 53,756
Regents of the University of
California Medical Center
Pooled Revenue
Series H, 6.55%, 5/15/2048 50,000 53,409
Series F, 6.58%, 5/15/2049 50,000 53,356
Series N, 3.26%, 5/15/2060 80,000 51,863
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 102,826
State of California
7.55%, 4/1/2039 410,000 497,567
7.63%, 3/1/2040 175,000 210,985
University of California
Series BD, 3.35%, 7/1/2029 50,000 49,321
Series AQ, 4.77%,
5/15/2115 50,000 40,642
1,765,164
Connecticut 0 .0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 250,000 268,873
Florida 0 .0%
†
State Board of Administration
Finance Corp., RB, Series
A, 2.15%, 7/1/2030 105,000 96,612
Georgia 0 .0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 100,000 108,973
Illinois 0 .0%
†
Chicago Transit Authority
Sales & Transfer Tax
Receipts Revenue, RB,
Series A, 6.90%, 12/1/2040 131,169 147,134
State of Illinois, GO, 5.10%,
6/1/2033 388,284 397,941
545,075
Municipal Bonds
Principal
Amount ($) Value ($)
Louisiana 0 .0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Authority
Series A, 4.48%, 8/1/2039 50,000 48,854
5.20%, 12/1/2039 45,000 46,383
95,237
New Jersey 0 .1%
New Jersey Economic
Development Authority,
RB, 7.43%, 2/15/2029 125,000 130,550
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 527,359
Rutgers The State University
of New Jersey, RB, Series
H, 5.67%, 5/1/2040 100,000 103,191
761,100
New York 0 .1%
City of New York
Series B-2, 5.26%,
10/1/2052 35,000 33,605
Series D-1, 5.11%,
10/1/2054 35,000 32,751
Metropolitan Transportation
Authority Dedicated Tax
Fund, RB, Series C, 7.34%,
11/15/2039 100,000 117,573
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 50,000 48,653
New York State Dormitory
Authority
Series B, 5.23%, 7/1/2035 100,000 103,933
Series F, 5.63%, 3/15/2039 150,000 154,178
Port Authority of New York &
New Jersey
Series 159, 6.04%,
12/1/2029 100,000 107,706
Series 225, 3.18%,
7/15/2060 135,000 86,797
685,196
Ohio 0 .0%
†
JobsOhio Beverage System,
RB, Series 2013B, 4.53%,
1/1/2035 90,000 90,571
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 50,000 50,054
140,625
Oklahoma 0 .0%
†
Oklahoma Development
Finance Authority, RB,
Series 2022, 4.38%,
11/1/2045 60,000 56,595

64 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
South Carolina 0 .0%
†
South Carolina Public Service
Authority, RB, Series C,
6.45%, 1/1/2050 100,000 106,347
Texas 0 .1%
Board of Regents of the
University of Texas System,
RB, Series C, 4.79%,
8/15/2046 200,000 189,498
City of San Antonio, RB,
Series 2025A, 5.57%,
2/1/2050 35,000 34,773
Dallas Area Rapid Transit,
RB, Series 2009 B, 6.00%,
12/1/2044 200,000 209,444
Dallas Fort Worth International
Airport
Series C, 2.92%, 11/1/2050 100,000 69,998
Series A, 4.51%, 11/1/2051 45,000 38,799
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 31,170
Texas Department of
Transportation State
Highway Fund, RB, 5.18%,
4/1/2030 150,000 153,477
Texas Natural Gas
Securitization Finance Corp.
Series A-1, 5.10%,
4/1/2035 125,596 128,930
Series A-2, 5.17%,
4/1/2041 70,000 71,390
927,479
Virginia 0 .0%
†
University of Virginia, RB,
Series 2020, 2.26%,
9/1/2050 90,000 52,599
Total Municipal Bonds
(cost $5,760,045)
5,609,875
Supranational 1 .3%
African Development Bank
4.38%, 3/14/2028 300,000 304,894
3.50%, 9/18/2029 200,000 198,734
4.00%, 3/18/2030(b) 150,000 151,427
Asian Development Bank
3.75%, 4/25/2028 1,250,000 1,254,730
4.50%, 8/25/2028 700,000 716,164
1.88%, 1/24/2030 500,000 465,428
3.75%, 8/28/2030 120,000 119,974
Asian Infrastructure
Investment Bank (The),
4.13%, 1/18/2029(b) 600,000 608,987
Corp. Andina de Fomento,
5.00%, 1/24/2029 200,000 205,999
Supranational
Principal
Amount ($) Value ($)
Asian Development Bank
European Bank for
Reconstruction &
Development, 4.13%,
1/25/2029 475,000 481,616
European Investment Bank
2.38%, 5/24/2027(b) 1,500,000 1,475,737
3.63%, 7/15/2030 900,000 894,958
3.88%, 10/15/2030 115,000 115,512
1.25%, 2/14/2031 300,000 264,586
4.25%, 8/16/2032(b) 120,000 121,809
4.13%, 2/13/2034(b) 400,000 400,500
4.63%, 2/12/2035(b) 100,000 103,323
Inter-American Development
Bank
2.25%, 6/18/2029 250,000 238,658
3.50%, 9/14/2029 650,000 646,255
1.13%, 1/13/2031 400,000 351,069
4.38%, 7/17/2034 210,000 213,199
4.38%, 7/16/2035 235,000 237,621
Inter-American Investment
Corp.
4.25%, 2/14/2029 200,000 203,007
4.25%, 4/1/2030 100,000 101,527
International Bank for
Reconstruction &
Development
2.50%, 11/22/2027 1,000,000 981,043
1.13%, 9/13/2028 800,000 749,771
3.88%, 2/14/2030 850,000 854,879
4.13%, 3/20/2030 310,000 314,613
4.00%, 7/25/2030 300,000 302,867
1.63%, 11/3/2031 1,000,000 882,284
4.38%, 8/27/2035 400,000 404,612
International Finance Corp.,
4.50%, 7/13/2028 400,000 408,759
Nordic Investment Bank,
4.38%, 3/14/2028 250,000 253,968
Total Supranational
(cost $15,273,313)
15,028,510
U.S. Government Agency Securities 0 .6%
FHLB, 5.50%, 7/15/2036(b) 1,000,000 1,094,272
FHLMC, 6.25%, 7/15/2032(b) 995,000 1,126,963
FNMA
6.25%, 5/15/2029 2,000,000 2,166,550
7.25%, 5/15/2030 1,500,000 1,713,483
0.88%, 8/5/2030(b) 250,000 220,572
Tennessee Valley Authority
4.88%, 1/15/2048 250,000 241,034
5.25%, 2/1/2055 25,000 24,734
Total U.S. Government Agency Securities
(cost $6,866,446)
6,587,608
U.S. Treasury Obligations 45 .1%
U.S. Treasury Bonds
5.38%, 2/15/2031 250,000 268,779
4.25%, 5/15/2039 1,810,000 1,773,093

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 65
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
4.50%, 8/15/2039 1,080,000 1,081,856
4.38%, 11/15/2039 300,000 295,957
1.13%, 5/15/2040 5,020,000 3,185,151
4.38%, 5/15/2040 450,000 442,354
1.13%, 8/15/2040 4,430,000 2,782,248
3.88%, 8/15/2040 1,000,000 926,133
1.38%, 11/15/2040 2,790,000 1,810,884
4.75%, 2/15/2041 (b) 1,000,000 1,017,734
1.75%, 8/15/2041 4,300,000 2,901,324
2.38%, 2/15/2042 3,000,000 2,208,281
3.13%, 2/15/2042 1,000,000 822,852
3.00%, 5/15/2042 (b) 1,000,000 804,727
3.25%, 5/15/2042 2,000,000 1,667,969
2.75%, 8/15/2042 1,000,000 771,914
3.38%, 8/15/2042 1,473,000 1,244,685
2.75%, 11/15/2042 1,500,000 1,152,656
4.00%, 11/15/2042 3,000,000 2,749,687
3.13%, 2/15/2043 1,750,000 1,415,381
3.88%, 2/15/2043 1,331,000 1,197,380
2.88%, 5/15/2043 620,000 481,299
4.38%, 8/15/2043 1,000,000 955,195
4.75%, 11/15/2043 1,008,000 1,008,118
4.63%, 5/15/2044 2,000,000 1,963,594
4.13%, 8/15/2044 946,000 868,214
4.63%, 11/15/2044 1,270,000 1,244,501
4.75%, 2/15/2045 (b) 1,565,000 1,557,053
5.00%, 5/15/2045 1,630,000 1,673,297
4.88%, 8/15/2045 (b) 2,383,000 2,406,085
4.63%, 11/15/2045 480,000 469,050
2.50%, 2/15/2046 2,500,000 1,740,918
3.00%, 2/15/2047 2,000,000 1,505,703
3.00%, 5/15/2047 2,000,000 1,501,875
2.75%, 8/15/2047 2,500,000 1,786,133
2.75%, 11/15/2047 3,200,000 2,279,625
3.00%, 2/15/2048 3,000,000 2,232,422
3.13%, 5/15/2048 2,000,000 1,518,984
3.00%, 8/15/2048 3,000,000 2,221,289
3.38%, 11/15/2048 4,000,000 3,164,844
3.00%, 2/15/2049 3,000,000 2,209,922
2.88%, 5/15/2049 3,500,000 2,510,840
2.25%, 8/15/2049 3,000,000 1,881,445
2.00%, 2/15/2050 2,630,000 1,541,632
1.25%, 5/15/2050 (b) 1,041,000 498,297
1.38%, 8/15/2050 5,000,000 2,458,398
1.63%, 11/15/2050 3,590,000 1,884,750
2.38%, 5/15/2051 5,000,000 3,150,977
4.00%, 11/15/2052 (b) 4,800,000 4,162,312
4.13%, 8/15/2053 988,000 874,612
4.75%, 11/15/2053 4,829,000 4,740,531
4.25%, 2/15/2054 330,000 298,341
4.63%, 5/15/2054 4,700,000 4,526,504
4.25%, 8/15/2054 4,553,000 4,116,552
4.50%, 11/15/2054 3,733,000 3,520,977
4.63%, 2/15/2055 4,236,000 4,080,294
4.75%, 5/15/2055 (b) 4,756,000 4,673,513
4.75%, 8/15/2055 (b) 1,806,000 1,775,524
4.63%, 11/15/2055 390,000 375,741
U.S. Treasury Notes
4.13%, 2/15/2027 4,070,000 4,096,709
1.88%, 2/28/2027 2,500,000 2,453,809
4.25%, 3/15/2027 2,470,000 2,490,937
2.50%, 3/31/2027 (b) 2,500,000 2,469,043
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.88%, 3/31/2027 7,634,000 7,667,101
4.50%, 4/15/2027 300,000 303,691
2.75%, 4/30/2027 3,500,000 3,466,094
3.75%, 4/30/2027 10,734,000 10,767,544
2.38%, 5/15/2027 5,700,000 5,614,055
0.50%, 5/31/2027 4,100,000 3,932,637
2.63%, 5/31/2027 3,000,000 2,964,141
3.88%, 5/31/2027 7,326,000 7,363,489
4.63%, 6/15/2027 3,000,000 3,047,930
3.75%, 6/30/2027 7,323,000 7,351,319
4.38%, 7/15/2027 5,000,000 5,066,406
0.38%, 7/31/2027 3,710,000 3,534,065
2.75%, 7/31/2027 3,000,000 2,966,133
2.25%, 8/15/2027 5,300,000 5,196,898
0.50%, 8/31/2027 8,000,000 7,617,500
3.13%, 8/31/2027 3,000,000 2,982,773
3.63%, 8/31/2027 6,630,000 6,644,762
3.38%, 9/15/2027 6,800,000 6,787,516
0.38%, 9/30/2027 3,420,000 3,241,652
3.50%, 9/30/2027 (b) 4,413,000 4,413,862
4.13%, 9/30/2027 4,000,000 4,042,812
3.88%, 10/15/2027 1,836,000 1,848,264
0.50%, 10/31/2027 3,000,000 2,842,617
4.13%, 10/31/2027 (b) 2,000,000 2,022,188
2.25%, 11/15/2027 5,390,000 5,270,409
4.13%, 11/15/2027 2,000,000 2,022,813
3.38%, 11/30/2027 5,810,000 5,798,879
3.38%, 12/31/2027 5,570,000 5,559,121
4.25%, 1/15/2028 6,820,000 6,920,435
3.13%, 11/15/2028 1,040,000 1,028,381
3.50%, 11/15/2028 (b) 1,481,000 1,479,380
1.50%, 11/30/2028 3,000,000 2,831,484
4.38%, 11/30/2028 3,000,000 3,068,086
1.38%, 12/31/2028 5,000,000 4,694,336
3.75%, 12/31/2028 3,000,000 3,016,992
1.75%, 1/31/2029 2,000,000 1,895,000
4.00%, 1/31/2029 4,000,000 4,050,938
1.88%, 2/28/2029 4,000,000 3,799,062
4.25%, 2/28/2029 1,953,000 1,992,518
2.38%, 3/31/2029 5,000,000 4,817,187
4.13%, 3/31/2029 3,000,000 3,049,688
2.88%, 4/30/2029 5,000,000 4,889,453
4.63%, 4/30/2029 536,000 553,315
2.75%, 5/31/2029 3,500,000 3,406,211
4.50%, 5/31/2029 4,000,000 4,115,000
4.25%, 6/30/2029 5,000,000 5,105,664
4.00%, 7/31/2029 3,000,000 3,038,789
1.63%, 8/15/2029 (b) 3,000,000 2,800,430
3.13%, 8/31/2029 4,000,000 3,932,500
3.50%, 9/30/2029 5,650,000 5,623,736
3.88%, 9/30/2029 3,500,000 3,530,215
1.75%, 11/15/2029 (b) 4,000,000 3,735,469
3.88%, 11/30/2029 3,000,000 3,025,078
4.13%, 11/30/2029 3,000,000 3,051,797
3.88%, 12/31/2029 3,000,000 3,025,430
4.38%, 12/31/2029 2,678,000 2,749,553
3.50%, 1/31/2030 3,000,000 2,982,773
4.25%, 1/31/2030 5,212,000 5,327,845
1.50%, 2/15/2030 4,700,000 4,317,023
4.00%, 2/28/2030 (b) 3,700,000 3,747,117
3.63%, 3/31/2030 2,800,000 2,794,750
4.00%, 3/31/2030 (b) 4,861,000 4,922,902

66 - Statement of Investments - December 31, 2025 - NVIT Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.50%, 4/30/2030 4,000,000 3,971,094
3.88%, 4/30/2030 3,333,000 3,359,039
3.75%, 5/31/2030 2,500,000 2,506,152
4.00%, 5/31/2030 (b) 5,284,000 5,351,288
3.75%, 6/30/2030 3,000,000 3,007,148
3.88%, 6/30/2030 4,409,000 4,442,240
4.00%, 7/31/2030 3,000,000 3,038,086
0.63%, 8/15/2030 4,720,000 4,107,138
3.63%, 8/31/2030 5,570,000 5,550,200
4.13%, 8/31/2030 3,000,000 3,052,734
4.63%, 9/30/2030 2,500,000 2,597,852
3.63%, 10/31/2030 (b) 3,950,000 3,933,336
4.88%, 10/31/2030 2,000,000 2,100,938
4.38%, 11/30/2030 3,000,000 3,086,367
3.63%, 12/31/2030 3,150,000 3,134,988
3.75%, 12/31/2030 3,000,000 3,001,523
4.00%, 1/31/2031 2,000,000 2,023,047
4.25%, 2/28/2031 3,000,000 3,069,023
4.63%, 4/30/2031 3,000,000 3,122,695
1.63%, 5/15/2031 5,500,000 4,927,441
4.63%, 5/31/2031 3,000,000 3,122,578
4.50%, 12/31/2031 1,313,000 1,358,750
4.38%, 1/31/2032 1,735,000 1,783,255
4.13%, 3/31/2032 1,117,000 1,132,315
4.00%, 4/30/2032 1,218,000 1,225,898
2.88%, 5/15/2032 1,700,000 1,602,914
4.13%, 5/31/2032 2,732,000 2,767,858
4.00%, 7/31/2032 2,714,000 2,728,206
3.88%, 8/31/2032 2,258,000 2,252,090
3.88%, 9/30/2032 2,827,000 2,818,276
3.75%, 10/31/2032 (b) 1,713,000 1,693,996
4.13%, 11/15/2032 (b) 4,900,000 4,956,082
3.50%, 2/15/2033 8,700,000 8,454,973
3.38%, 5/15/2033 7,500,000 7,210,254
3.88%, 8/15/2033 9,200,000 9,123,453
4.50%, 11/15/2033 9,000,000 9,292,852
4.38%, 5/15/2034 9,500,000 9,708,184
3.88%, 8/15/2034 650,000 639,996
4.25%, 11/15/2034 9,290,000 9,387,618
4.63%, 2/15/2035 4,567,000 4,740,582
4.25%, 5/15/2035 1,784,000 1,798,774
4.25%, 8/15/2035 (b) 3,729,000 3,755,802
4.00%, 11/15/2035 1,340,000 1,320,738
Total U.S. Treasury Obligations
(cost $554,327,370)
533,803,885
Repurchase Agreements 4 .4%
Bank of America NA
3.85%, dated 12/31/2025,
due 1/2/2026, repurchase
price $2,000,428,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
5/1/2049 - 9/1/2050; total
market value $2,040,000.
(g)(h) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities, Inc.
3.85%, dated 12/31/2025,
due 1/2/2026, repurchase
price $6,501,390,
collateralized by U.S.
Government Agency
Securities, ranging from
1.34% - 5.25%, maturing
10/20/2034 - 2/20/2073;
total market value
$6,630,000. (g)(h) 6,500,000 6,500,000
Cantor Fitzgerald & Co.
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $2,529,272,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $2,579,308. (g)(h) 2,528,733 2,528,733
Cantor Fitzgerald & Co.
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $2,000,427,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $2,040,000. (g)(h) 2,000,000 2,000,000
Citi Global Market, Inc.
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $5,001,058,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
2/15/2028 - 10/31/2029;
total market value
$5,100,001. (g)(h) 5,000,000 5,000,000
MetLife, Inc.
3.83%, dated 12/31/2025,
due 1/2/2026, repurchase
price $27,005,745,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048;
total market value
$27,553,954. (g)(h) 27,000,000 27,000,000

NVIT Bond Index Fund - December 31, 2025 - Statement of Investments - 67
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
3.72%, dated 12/31/2025,
due 1/2/2026, repurchase
price $7,001,447,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
2/15/2026 - 12/20/2075;
total market value
$7,140,000. (g)(h) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $52,028,733)
52,028,733
Total Investments
(cost $1,279,572,914) — 103.0%
1,219,673,298
Liabilities in excess of other
assets — (3.0)% (35,550,589)
NET ASSETS — 100.0%
$ 1,184,122,709
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of December 31, 2025.
(b) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $165,328,522, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $52,028,733 and by
$119,034,589 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 1/15/2026 -
11/15/2055, a total value of $171,063,322.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2025.
(d) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2025.
(f) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2025
was $2,463,654 which represents 0.21% of net assets.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$52,028,733.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

68 - Statement of Investments - December 31, 2025 - NVIT International Index Fund
Common Stocks 97 .7%
Shares Value ($)
AUSTRALIA 6 .9%
Banks 2 .0%
ANZ Group Holdings Ltd. 116,232 2,812,512
Commonwealth Bank of
Australia 64,655 6,912,539
National Australia Bank Ltd. 119,059 3,352,838
Westpac Banking Corp. 131,384 3,373,739
16,451,628
Biotechnology 0 .3%
CSL Ltd. 18,636 2,147,101
Broadline Retail 0 .3%
Wesfarmers Ltd. 44,319 2,388,925
Capital Markets 0 .3%
ASX Ltd. 7,786 267,135
Macquarie Group Ltd. 14,201 1,911,222
2,178,357
Commercial Services & Supplies 0 .1%
Brambles Ltd. 52,335 802,206
Consumer Staples Distribution & Retail 0 .2%
Coles Group Ltd. 52,131 745,893
Woolworths Group Ltd. 46,924 919,011
1,664,904
Diversified REITs 0 .0%
†
Stockland 93,069 354,685
Diversified Telecommunication Services 0 .1%
Telstra Group Ltd. 152,600 495,026
Electric Utilities 0 .1%
Origin Energy Ltd. 65,074 498,439
Financial Services 0 .0%
†
Washington H Soul Pattinson
& Co. Ltd.(a) 13,530 334,586
Gas Utilities 0 .0%
†
APA Group 52,150 311,948
Health Care Equipment & Supplies 0 .1%
Cochlear Ltd. 2,515 435,872
Health Care Providers & Services 0 .1%
Sigma Healthcare Ltd. 200,087 392,478
Sonic Healthcare Ltd. 18,984 286,270
678,748
Health Care Technology 0 .0%
†
Pro Medicus Ltd. 2,236 327,418
Hotels, Restaurants & Leisure 0 .1%
Aristocrat Leisure Ltd. 21,326 827,025
Lottery Corp. Ltd. (The) 89,157 306,517
1,133,542
Industrial REITs 0 .2%
Goodman Group 78,545 1,614,831
Insurance 0 .3%
Insurance Australia Group
Ltd. 90,856 483,034
Medibank Pvt Ltd. 108,884 347,377
QBE Insurance Group Ltd. 58,734 778,096
Suncorp Group Ltd. 44,207 519,274
2,127,781
Interactive Media & Services 0 .1%
CAR Group Ltd. 14,909 305,081
REA Group Ltd.(a) 1,853 226,811
531,892
Common Stocks
Shares Value ($)
AUSTRALIA
Metals & Mining 2 .0%
BHP Group Ltd. 196,403 5,926,669
Evolution Mining Ltd. 77,997 656,188
Fortescue Ltd. 65,049 951,128
Glencore plc 393,615 2,141,161
Lynas Rare Earths Ltd.* 33,343 275,047
Northern Star Resources Ltd. 52,210 926,123
Rio Tinto Ltd. 14,259 1,397,350
Rio Tinto plc 43,358 3,459,313
South32 Ltd. 176,101 418,075
16,151,054
Oil, Gas & Consumable Fuels 0 .2%
Santos Ltd. 122,393 502,002
Woodside Energy Group Ltd. 73,026 1,143,488
1,645,490
Passenger Airlines 0 .0%
†
Qantas Airways Ltd. 26,003 179,393
Professional Services 0 .1%
Computershare Ltd. 19,996 454,120
Retail REITs 0 .1%
Scentre Group 200,375 559,560
Vicinity Ltd. 158,646 269,914
829,474
Software 0 .1%
WiseTech Global Ltd.(a) 7,859 356,190
Trading Companies & Distributors 0 .0%
†
SGH Ltd. 7,137 219,950
Transportation Infrastructure 0 .1%
Transurban Group 119,623 1,131,306
55,444,866
AUSTRIA 0 .3%
Banks 0 .2%
Erste Group Bank AG 11,827 1,422,902
Raiffeisen Bank International
AG 4,848 216,793
1,639,695
Electric Utilities 0 .0%
†
Verbund AG 2,388 174,325
Oil, Gas & Consumable Fuels 0 .1%
OMV AG 5,865 326,246
2,140,266
BELGIUM 0 .8%
Banks 0 .1%
KBC Group NV 9,120 1,185,446
Beverages 0 .3%
Anheuser-Busch InBev SA/
NV 38,587 2,475,758
Chemicals 0 .0%
†
Syensqo SA 2,551 204,876
Distributors 0 .0%
†
D'ieteren Group(a) 753 135,642
Electric Utilities 0 .0%
†
Elia Group SA/NV(a) 1,530 197,268
Financial Services 0 .1%
Groupe Bruxelles Lambert
NV 3,253 289,541

NVIT International Index Fund - December 31, 2025 - Statement of Investments - 69
Common Stocks
Shares Value ($)
BELGIUM
Financial Services
Sofina SA(a) 579 167,497
457,038
Food Products 0 .0%
†
Lotus Bakeries NV(a) 18 166,059
Insurance 0 .1%
Ageas SA/NV 5,805 406,947
Pharmaceuticals 0 .2%
Financiere de Tubize SA 738 180,548
UCB SA 4,997 1,393,749
1,574,297
6,803,331
BRAZIL 0 .0%
†
Chemicals 0 .0%
†
Yara International ASA 5,806 237,888
CHILE 0 .1%
Metals & Mining 0 .1%
Antofagasta plc 15,148 664,848
CHINA 0 .6%
Banks 0 .1%
BOC Hong Kong Holdings
Ltd. 145,500 735,671
Broadline Retail 0 .4%
Prosus NV 50,892 3,143,277
Food Products 0 .0%
†
Wilmar International Ltd. 67,394 161,114
Machinery 0 .1%
Yangzijiang Shipbuilding
Holdings Ltd. 105,000 284,283
Marine Transportation 0 .0%
†
SITC International Holdings
Co. Ltd. 47,000 167,918
Real Estate Management & Development 0 .0%
†
Wharf Holdings Ltd. (The)(a) 48,708 136,060
4,628,323
DENMARK 1 .8%
Air Freight & Logistics 0 .2%
DSV A/S 7,851 1,975,674
Banks 0 .2%
Danske Bank A/S 25,659 1,280,006
Beverages 0 .1%
Carlsberg A/S, Class B 3,611 473,371
Biotechnology 0 .1%
Genmab A/S* 2,382 736,073
Building Products 0 .0%
†
ROCKWOOL A/S, Class B 3,381 119,006
Chemicals 0 .1%
Novonesis Novozymes B,
Class B 13,621 872,287
Electrical Equipment 0 .1%
Vestas Wind Systems A/S 38,791 1,047,304
Health Care Equipment & Supplies 0 .1%
Coloplast A/S, Class B 4,861 417,250
Common Stocks
Shares Value ($)
DENMARK
Health Care Equipment & Supplies
Demant A/S* 3,757 126,822
544,072
Independent Power and Renewable Electricity Producers
0 .1%
Orsted A/S Reg. S*(b) 20,450 392,430
Insurance 0 .0%
†
Tryg A/S 13,266 347,207
Pharmaceuticals 0 .8%
Novo Nordisk A/S, Class B 123,712 6,305,947
Textiles, Apparel & Luxury Goods 0 .0%
†
Pandora A/S 3,063 338,790
14,432,167
FINLAND 1 .1%
Banks 0 .3%
Nordea Bank Abp 119,291 2,248,675
Communications Equipment 0 .2%
Nokia OYJ 203,473 1,317,899
Consumer Staples Distribution & Retail 0 .0%
†
Kesko OYJ, Class B 9,578 216,668
Diversified Telecommunication Services 0 .0%
†
Elisa OYJ 4,988 221,369
Electric Utilities 0 .0%
†
Fortum OYJ 17,425 370,822
Insurance 0 .1%
Sampo OYJ, Class A 93,005 1,127,353
Machinery 0 .3%
Kone OYJ, Class B 13,056 926,038
Metso Oyj 25,604 446,710
Wartsila OYJ Abp 19,320 683,539
2,056,287
Oil, Gas & Consumable Fuels 0 .1%
Neste OYJ(a) 16,831 380,875
Paper & Forest Products 0 .1%
Stora Enso OYJ, Class R(a) 23,687 296,579
UPM-Kymmene OYJ(a) 20,272 587,465
884,044
Pharmaceuticals 0 .0%
†
Orion OYJ, Class B 4,367 326,100
9,150,092
FRANCE 8 .9%
Aerospace & Defense 1 .4%
Airbus SE 22,996 5,333,998
Dassault Aviation SA 809 259,238
Safran SA 13,943 4,851,899
Thales SA 3,560 961,557
11,406,692
Automobile Components 0 .1%
Cie Generale des
Etablissements Michelin
SCA 25,754 854,103
Automobiles 0 .0%
†
Renault SA 7,668 317,447
Banks 0 .8%
BNP Paribas SA 39,026 3,692,858

70 - Statement of Investments - December 31, 2025 - NVIT International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Banks
Credit Agricole SA 40,989 841,386
Societe Generale SA 27,638 2,226,735
6,760,979
Beverages 0 .1%
Pernod Ricard SA 7,881 674,684
Building Products 0 .2%
Cie de Saint-Gobain SA 17,253 1,751,404
Capital Markets 0 .0%
†
Amundi SA Reg. S(b) 2,641 218,422
Chemicals 0 .5%
Air Liquide SA 22,432 4,221,362
Construction & Engineering 0 .4%
Bouygues SA 7,554 391,595
Eiffage SA 2,712 388,974
Vinci SA 19,164 2,691,149
3,471,718
Consumer Staples Distribution & Retail 0 .1%
Carrefour SA 23,247 387,770
Diversified REITs 0 .0%
†
Covivio SA 1,902 126,404
Diversified Telecommunication Services 0 .2%
Orange SA 71,525 1,193,407
Electrical Equipment 0 .2%
Legrand SA 10,073 1,496,908
Entertainment 0 .0%
†
Bollore SE 24,656 138,650
Financial Services 0 .0%
†
Edenred SE 8,413 186,899
Food Products 0 .3%
Danone SA 24,865 2,243,555
Health Care Equipment & Supplies 0 .5%
BioMerieux 1,453 188,125
EssilorLuxottica SA 11,564 3,656,236
3,844,361
Hotels, Restaurants & Leisure 0 .1%
Accor SA 7,583 429,661
FDJ UNITED 3,898 108,072
Sodexo SA 3,103 158,967
696,700
Insurance 0 .4%
AXA SA 67,443 3,243,657
IT Services 0 .1%
Capgemini SE 5,924 981,089
Life Sciences Tools & Services 0 .0%
†
Sartorius Stedim Biotech 1,186 291,822
Machinery 0 .1%
Alstom SA* 13,650 404,079
Media 0 .1%
Publicis Groupe SA 8,792 912,093
Multi-Utilities 0 .3%
Engie SA 71,671 1,884,488
Veolia Environnement SA 24,218 843,797
2,728,285
Common Stocks
Shares Value ($)
FRANCE
Office REITs 0 .0%
†
Gecina SA 1,615 153,227
Oil, Gas & Consumable Fuels 0 .6%
TotalEnergies SE 76,882 5,011,005
Personal Care Products 0 .5%
L'Oreal SA 9,226 3,962,874
Pharmaceuticals 0 .0%
†
Ipsen SA 1,603 223,884
Professional Services 0 .1%
Bureau Veritas SA 13,227 421,220
Retail REITs 0 .1%
Klepierre SA 8,560 338,924
Unibail-Rodamco-Westfield 4,677 508,323
847,247
Software 0 .1%
Dassault Systemes SE 25,764 719,597
Textiles, Apparel & Luxury Goods 1 .4%
Hermes International SCA 1,233 3,046,372
Kering SA 2,860 1,009,185
LVMH Moet Hennessy Louis
Vuitton SE 9,660 7,282,676
11,338,233
Trading Companies & Distributors 0 .1%
Rexel SA 8,912 350,302
Transportation Infrastructure 0 .1%
Aeroports de Paris SA 1,215 158,738
Getlink SE 10,608 196,089
354,827
71,934,906
GERMANY 9 .4%
Aerospace & Defense 0 .5%
Hensoldt AG(a) 2,228 192,538
MTU Aero Engines AG 2,068 862,598
Rheinmetall AG 1,767 3,240,152
4,295,288
Air Freight & Logistics 0 .3%
Deutsche Post AG 36,876 2,019,781
Automobile Components 0 .0%
†
Continental AG 4,355 347,661
Automobiles 0 .6%
Bayerische Motoren Werke
AG 10,777 1,178,321
Bayerische Motoren Werke
AG (Preference) 2,100 225,696
Dr Ing hc F Porsche AG
(Preference) Reg. S(a)(b) 4,698 251,734
Mercedes-Benz Group AG(a) 27,741 1,957,652
Porsche Automobil Holding
SE (Preference) 6,179 289,758
Volkswagen AG (Preference) 7,921 963,380
4,866,541
Banks 0 .1%
Commerzbank AG 28,151 1,191,803
Capital Markets 0 .6%
Deutsche Bank AG
(Registered) 71,095 2,765,215

NVIT International Index Fund - December 31, 2025 - Statement of Investments - 71
Common Stocks
Shares Value ($)
GERMANY
Capital Markets
Deutsche Boerse AG 7,233 1,899,828
4,665,043
Chemicals 0 .3%
BASF SE 34,284 1,791,087
Evonik Industries AG 8,988 141,055
Symrise AG, Class A 5,149 416,661
2,348,803
Construction & Engineering 0 .0%
†
Hochtief AG(a) 573 226,793
Construction Materials 0 .2%
Heidelberg Materials AG 5,140 1,346,010
Diversified Telecommunication Services 0 .6%
Deutsche Telekom AG
(Registered) 141,315 4,583,884
Electrical Equipment 0 .5%
Siemens Energy AG* 29,769 4,207,184
Entertainment 0 .0%
†
CTS Eventim AG & Co.
KGaA 2,188 200,840
Health Care Equipment & Supplies 0 .1%
Siemens Healthineers AG
Reg. S(b) 12,999 682,154
Health Care Providers & Services 0 .2%
Fresenius Medical Care AG 8,450 404,839
Fresenius SE & Co. KGaA 16,226 933,894
1,338,733
Household Products 0 .1%
Henkel AG & Co. KGaA 4,158 317,656
Henkel AG & Co. KGaA
(Preference) 6,159 503,370
821,026
Independent Power and Renewable Electricity Producers
0 .2%
RWE AG 24,287 1,292,330
Industrial Conglomerates 1 .0%
Siemens AG (Registered) 29,193 8,198,447
Insurance 1 .4%
Allianz SE (Registered) 14,834 6,803,885
Hannover Rueck SE(a) 2,316 723,618
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 5,018 3,313,779
Talanx AG 2,570 343,057
11,184,339
Interactive Media & Services 0 .0%
†
Scout24 SE Reg. S(b) 3,018 304,201
Life Sciences Tools & Services 0 .0%
†
Sartorius AG (Preference) 1,056 305,312
Machinery 0 .2%
Daimler Truck Holding AG 18,251 800,298
GEA Group AG 5,723 388,554
Knorr-Bremse AG 2,902 324,523
Rational AG 179 138,554
1,651,929
Common Stocks
Shares Value ($)
GERMANY
Multi-Utilities 0 .2%
E.ON SE 86,240 1,634,843
Passenger Airlines 0 .0%
†
Deutsche Lufthansa AG
(Registered) 21,042 208,072
Personal Care Products 0 .1%
Beiersdorf AG(a) 3,765 414,323
Pharmaceuticals 0 .3%
Bayer AG (Registered) 37,737 1,627,868
Merck KGaA 4,965 712,682
2,340,550
Real Estate Management & Development 0 .1%
LEG Immobilien SE 2,650 193,532
Vonovia SE 29,110 839,304
1,032,836
Semiconductors & Semiconductor Equipment 0 .3%
Infineon Technologies AG 50,164 2,222,710
Software 1 .3%
Nemetschek SE 2,381 259,623
SAP SE 40,111 9,814,293
10,073,916
Specialty Retail 0 .0%
†
Zalando SE Reg. S*(b) 9,306 276,304
Textiles, Apparel & Luxury Goods 0 .2%
adidas AG 6,569 1,293,099
Trading Companies & Distributors 0 .0%
†
Brenntag SE(a) 4,959 288,827
75,863,582
HONG KONG 1 .8%
Banks 0 .1%
Hang Seng Bank Ltd. 28,800 568,029
Capital Markets 0 .3%
Futu Holdings Ltd., ADR* 2,184 358,635
Hong Kong Exchanges &
Clearing Ltd. 42,200 2,204,948
2,563,583
Diversified Telecommunication Services 0 .0%
†
HKT Trust & HKT Ltd. 159,220 235,308
Electric Utilities 0 .1%
CK Infrastructure Holdings
Ltd. 27,500 203,526
CLP Holdings Ltd. 66,500 594,175
Power Assets Holdings Ltd.
(a) 54,000 382,473
1,180,174
Food Products 0 .0%
†
WH Group Ltd. Reg. S(b) 327,045 364,108
Gas Utilities 0 .1%
Hong Kong & China Gas Co.
Ltd. 428,266 385,367
Ground Transportation 0 .0%
†
MTR Corp. Ltd.(a) 64,500 246,644
Industrial Conglomerates 0 .0%
†
Swire Pacific Ltd., Class A(a) 12,000 96,510
Insurance 0 .7%
AIA Group Ltd. 407,400 4,184,606

72 - Statement of Investments - December 31, 2025 - NVIT International Index Fund
Common Stocks
Shares Value ($)
HONG KONG
Insurance
Prudential plc 98,431 1,518,716
5,703,322
Machinery 0 .1%
Techtronic Industries Co. Ltd. 58,500 672,094
Real Estate Management & Development 0 .3%
CK Asset Holdings Ltd. 74,516 375,344
Henderson Land
Development Co. Ltd. 61,775 222,871
Hongkong Land Holdings
Ltd. 44,400 308,156
Sino Land Co. Ltd. 159,000 208,358
Sun Hung Kai Properties Ltd. 55,500 673,299
Wharf Real Estate
Investment Co. Ltd. 71,500 225,295
2,013,323
Retail REITs 0 .1%
Link REIT 106,940 476,315
14,504,777
INDONESIA 0 .1%
Industrial Conglomerates 0 .1%
Jardine Matheson Holdings
Ltd. 6,300 429,683
IRELAND 0 .5%
Banks 0 .2%
AIB Group plc 82,078 881,984
Bank of Ireland Group plc 36,651 701,184
1,583,168
Building Products 0 .1%
Kingspan Group plc 5,902 509,993
Food Products 0 .1%
Kerry Group plc, Class A 6,230 571,082
Trading Companies & Distributors 0 .1%
AerCap Holdings NV 7,047 1,013,077
3,677,320
ISRAEL 0 .9%
Aerospace & Defense 0 .1%
Elbit Systems Ltd. 1,069 616,420
Banks 0 .4%
Bank Hapoalim BM 48,287 1,092,446
Bank Leumi Le-Israel BM 57,199 1,260,840
Israel Discount Bank Ltd.,
Class A 46,987 498,981
Mizrahi Tefahot Bank Ltd. 5,998 418,866
3,271,133
Chemicals 0 .0%
†
ICL Group Ltd. 27,157 155,752
Insurance 0 .0%
†
Phoenix Financial Ltd. 8,797 364,048
IT Services 0 .0%
†
Wix.com Ltd.*(a) 2,264 235,207
Pharmaceuticals 0 .2%
Teva Pharmaceutical
Industries Ltd., ADR* 45,312 1,414,188
Real Estate Management & Development 0 .0%
†
Azrieli Group Ltd. 1,488 168,439
Common Stocks
Shares Value ($)
ISRAEL
Semiconductors & Semiconductor Equipment 0 .1%
Nova Ltd.* 1,151 383,597
Software 0 .1%
Check Point Software
Technologies Ltd.*(a) 3,299 612,162
Nice Ltd.* 2,218 251,678
863,840
7,472,624
ITALY 3 .2%
Aerospace & Defense 0 .1%
Leonardo SpA 15,545 890,506
Automobiles 0 .2%
Ferrari NV 4,842 1,802,843
Banks 1 .4%
Banca Monte dei Paschi di
Siena SpA 75,863 807,611
Banco BPM SpA 43,651 663,046
BPER Banca SpA 56,591 765,252
FinecoBank Banca Fineco
SpA 23,492 610,066
Intesa Sanpaolo SpA 547,105 3,789,194
UniCredit SpA 53,851 4,470,479
11,105,648
Beverages 0 .1%
Coca-Cola HBC AG 8,455 437,857
Davide Campari-Milano
NV(a) 21,590 140,179
578,036
Diversified Telecommunication Services 0 .0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(a)(b) 9,804 90,852
Telecom Italia SpA* 403,193 241,867
332,719
Electric Utilities 0 .5%
Enel SpA 312,421 3,255,151
Terna - Rete Elettrica
Nazionale(a) 54,046 574,687
3,829,838
Electrical Equipment 0 .1%
Prysmian SpA 10,815 1,078,384
Financial Services 0 .1%
Banca Mediolanum SpA 7,842 178,564
Nexi SpA Reg. S(a)(b) 22,350 110,268
Poste Italiane SpA Reg. S(a)
(b) 17,641 443,805
732,637
Gas Utilities 0 .1%
Snam SpA 77,459 514,605
Insurance 0 .2%
Generali 32,742 1,374,377
Unipol Assicurazioni SpA 14,280 343,497
1,717,874
Oil, Gas & Consumable Fuels 0 .2%
Eni SpA 78,569 1,490,307
Passenger Airlines 0 .1%
Ryanair Holdings plc 33,543 1,164,878

NVIT International Index Fund - December 31, 2025 - Statement of Investments - 73
Common Stocks
Shares Value ($)
ITALY
Pharmaceuticals 0 .0%
†
Recordati Industria Chimica
e Farmaceutica SpA 4,720 268,856
Textiles, Apparel & Luxury Goods 0 .1%
Moncler SpA 8,973 576,703
26,083,834
IVORY COAST 0 .0%
†
Metals & Mining 0 .0%
†
Endeavour Mining plc 7,113 368,304
JAPAN 21 .7%
Air Freight & Logistics 0 .0%
†
SG Holdings Co. Ltd.(a) 10,100 92,600
Automobile Components 0 .4%
Aisin Corp. 19,400 362,814
Bridgestone Corp.(a) 43,800 985,234
Denso Corp. 67,100 925,604
Sumitomo Electric Industries
Ltd. 27,400 1,109,398
3,383,050
Automobiles 1 .4%
Honda Motor Co. Ltd. 142,000 1,390,019
Isuzu Motors Ltd.(a) 21,400 333,613
Nissan Motor Co. Ltd.*(a) 78,100 193,984
Subaru Corp. 22,500 483,233
Suzuki Motor Corp. 60,700 901,513
Toyota Motor Corp. 365,970 7,828,765
Yamaha Motor Co. Ltd.(a) 37,200 274,754
11,405,881
Banks 2 .3%
Chiba Bank Ltd. (The) 23,400 260,150
Japan Post Bank Co. Ltd. 68,900 969,010
Mitsubishi UFJ Financial
Group, Inc. 442,867 7,032,862
Mizuho Financial Group, Inc. 96,751 3,513,193
Resona Holdings, Inc. 80,500 763,277
Sumitomo Mitsui Financial
Group, Inc. 142,059 4,571,936
Sumitomo Mitsui Trust
Group, Inc. 24,380 740,813
Yokohama Financial Group,
Inc. 41,300 340,402
18,191,643
Beverages 0 .2%
Asahi Group Holdings Ltd.(a) 58,400 610,905
Kirin Holdings Co. Ltd.(a) 29,800 448,216
Suntory Beverage & Food
Ltd.(a) 4,900 148,071
1,207,192
Broadline Retail 0 .2%
Pan Pacific International
Holdings Corp. 73,200 436,216
Rakuten Group, Inc.*(a) 58,700 376,625
Ryohin Keikaku Co. Ltd. 19,500 346,456
1,159,297
Building Products 0 .2%
AGC, Inc.(a) 8,100 268,735
Daikin Industries Ltd. 10,500 1,347,917
1,616,652
Capital Markets 0 .3%
Daiwa Securities Group, Inc. 51,400 450,258
Common Stocks
Shares Value ($)
JAPAN
Capital Markets
Japan Exchange Group, Inc. 38,300 408,789
Nomura Holdings, Inc. 120,300 1,000,707
SBI Holdings, Inc. 21,580 465,725
2,325,479
Chemicals 0 .5%
Asahi Kasei Corp. 52,200 463,264
Mitsubishi Chemical Group
Corp. 51,600 301,376
Nippon Paint Holdings Co.
Ltd.(a) 39,200 261,842
Nippon Sanso Holdings
Corp. 6,100 182,150
Nitto Denko Corp. 26,100 620,161
Shin-Etsu Chemical Co. Ltd. 66,100 2,055,585
Toray Industries, Inc. 54,800 357,148
4,241,526
Commercial Services & Supplies 0 .1%
Dai Nippon Printing Co. Ltd. 16,100 277,120
Secom Co. Ltd. 15,800 561,520
TOPPAN Holdings, Inc. 9,500 282,097
1,120,737
Construction & Engineering 0 .2%
Kajima Corp. 16,200 604,107
Obayashi Corp. 24,700 515,948
Taisei Corp. 5,500 521,398
1,641,453
Consumer Staples Distribution & Retail 0 .4%
Aeon Co. Ltd.(a) 85,500 1,351,389
Kobe Bussan Co. Ltd. 5,300 128,157
MatsukiyoCocokara & Co.(a) 11,500 199,643
Seven & i Holdings Co. Ltd. 80,000 1,148,873
Tsuruha Holdings, Inc.(a) 9,600 176,224
3,004,286
Diversified Telecommunication Services 0 .2%
NTT, Inc. 1,147,800 1,158,014
Electric Utilities 0 .1%
Chubu Electric Power Co.,
Inc. 26,600 409,466
Kansai Electric Power Co.,
Inc. (The) 36,400 571,150
980,616
Electrical Equipment 0 .5%
Fuji Electric Co. Ltd.(a) 5,400 409,364
Fujikura Ltd. 9,700 1,083,345
Mitsubishi Electric Corp. 74,500 2,185,567
Nidec Corp. 31,900 431,991
4,110,267
Electronic Equipment, Instruments & Components 0 .8%
Keyence Corp. 7,644 2,769,458
Kyocera Corp. 50,600 710,327
Murata Manufacturing Co.
Ltd. 64,100 1,330,692
Shimadzu Corp. 9,700 258,330
TDK Corp. 74,700 1,056,903
Yokogawa Electric Corp. 9,200 295,056
6,420,766
Entertainment 0 .5%
Capcom Co. Ltd. 13,600 316,411
Konami Group Corp. 3,900 531,583
Nexon Co. Ltd.(a) 14,300 350,806

74 - Statement of Investments - December 31, 2025 - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Entertainment
Nintendo Co. Ltd. 42,400 2,864,092
Toho Co. Ltd.(a) 3,700 188,671
4,251,563
Financial Services 0 .2%
Mitsubishi HC Capital, Inc. 35,600 297,978
ORIX Corp. 44,700 1,299,510
Sony Financial Group, Inc.* 250,700 265,282
1,862,770
Food Products 0 .1%
Ajinomoto Co., Inc. 35,200 744,509
Kikkoman Corp.(a) 28,100 254,812
999,321
Gas Utilities 0 .1%
Osaka Gas Co. Ltd. 13,800 478,988
Tokyo Gas Co. Ltd. 12,100 478,446
957,434
Ground Transportation 0 .4%
Central Japan Railway Co. 29,700 823,337
East Japan Railway Co. 37,128 982,585
Hankyu Hanshin Holdings,
Inc.(a) 10,000 251,500
Seibu Holdings, Inc. 7,700 211,702
Tokyo Metro Co. Ltd.(a) 10,000 101,781
Tokyu Corp.(a) 17,500 204,773
West Japan Railway Co.(a) 14,700 293,953
2,869,631
Health Care Equipment & Supplies 0 .4%
Hoya Corp. 13,200 1,999,392
Olympus Corp. 45,800 583,411
Sysmex Corp. 17,700 174,463
Terumo Corp. 51,800 754,691
3,511,957
Health Care Technology 0 .0%
†
M3, Inc.(a) 15,500 209,904
Hotels, Restaurants & Leisure 0 .1%
Oriental Land Co. Ltd.(a) 41,500 767,650
Zensho Holdings Co. Ltd. 3,400 194,868
962,518
Household Durables 1 .0%
Panasonic Holdings Corp. 89,600 1,172,149
Sekisui House Ltd.(a) 22,900 511,160
Sony Group Corp. 237,800 6,078,206
7,761,515
Household Products 0 .0%
†
Unicharm Corp.(a) 46,100 264,226
Industrial Conglomerates 0 .8%
Hikari Tsushin, Inc. 800 223,554
Hitachi Ltd. 177,300 5,500,492
Sekisui Chemical Co. Ltd. 15,500 260,041
5,984,087
Insurance 0 .9%
Dai-ichi Life Holdings, Inc. 135,000 1,120,800
Japan Post Holdings Co. Ltd. 68,500 720,334
Japan Post Insurance Co.
Ltd. 7,900 237,048
MS&AD Insurance Group
Holdings, Inc. 49,423 1,163,771
Sompo Holdings, Inc. 34,050 1,159,225
T&D Holdings, Inc. 18,300 421,703
Common Stocks
Shares Value ($)
JAPAN
Insurance
Tokio Marine Holdings, Inc. 70,600 2,621,086
7,443,967
Interactive Media & Services 0 .0%
†
LY Corp. 112,100 298,482
IT Services 0 .6%
Fujitsu Ltd. 67,600 1,853,430
NEC Corp. 49,800 1,679,210
Nomura Research Institute
Ltd. 14,515 558,780
Obic Co. Ltd. 12,700 399,080
Otsuka Corp. 8,000 164,689
TIS, Inc. 8,700 291,218
4,946,407
Leisure Products 0 .1%
Bandai Namco Holdings, Inc. 23,300 621,022
Shimano, Inc.(a) 3,000 316,738
937,760
Machinery 1 .3%
Daifuku Co. Ltd.(a) 12,400 390,882
Ebara Corp.(a) 17,000 400,972
FANUC Corp.(a) 35,800 1,393,325
IHI Corp. 40,200 708,811
Kawasaki Heavy Industries
Ltd.(a) 5,900 390,275
Komatsu Ltd. 36,500 1,166,795
Kubota Corp.(a) 37,600 530,944
Makita Corp. 9,200 277,897
MINEBEA MITSUMI, Inc. 14,600 293,223
Mitsubishi Heavy Industries
Ltd. 123,100 3,014,961
SMC Corp. 2,200 766,032
Toyota Industries Corp.(a) 6,300 715,379
10,049,496
Marine Transportation 0 .1%
Kawasaki Kisen Kaisha Ltd.
(a) 12,300 171,024
Mitsui OSK Lines Ltd.(a) 13,500 405,306
Nippon Yusen KK(a) 16,000 518,031
1,094,361
Metals & Mining 0 .2%
JFE Holdings, Inc. 23,300 296,487
JX Advanced Metals Corp. 20,500 257,243
Nippon Steel Corp.(a) 188,020 768,933
Sumitomo Metal Mining Co.
Ltd. 9,800 394,043
1,716,706
Office REITs 0 .0%
†
Nippon Building Fund, Inc. 315 287,179
Oil, Gas & Consumable Fuels 0 .2%
ENEOS Holdings, Inc. 106,139 750,051
Idemitsu Kosan Co. Ltd. 27,080 204,266
Inpex Corp.(a) 33,900 670,863
1,625,180
Passenger Airlines 0 .0%
†
ANA Holdings, Inc. 5,600 106,366
Japan Airlines Co. Ltd. 6,386 118,868
225,234
Personal Care Products 0 .1%
Kao Corp.(a) 18,200 728,289

NVIT International Index Fund - December 31, 2025 - Statement of Investments - 75
Common Stocks
Shares Value ($)
JAPAN
Personal Care Products
Shiseido Co. Ltd.(a) 16,500 240,843
969,132
Pharmaceuticals 1 .0%
Astellas Pharma, Inc. 69,700 931,262
Chugai Pharmaceutical Co.
Ltd. 25,800 1,356,255
Daiichi Sankyo Co. Ltd. 71,000 1,512,133
Eisai Co. Ltd.(a) 10,600 314,478
Kyowa Kirin Co. Ltd.(a) 8,300 133,616
Otsuka Holdings Co. Ltd. 16,700 943,460
Shionogi & Co. Ltd. 28,700 519,303
Takeda Pharmaceutical Co.
Ltd. 61,149 1,899,715
7,610,222
Professional Services 0 .4%
Recruit Holdings Co. Ltd. 54,100 3,086,246
Real Estate Management & Development 0 .5%
Daito Trust Construction Co.
Ltd. 10,300 196,437
Daiwa House Industry Co.
Ltd. 21,500 714,006
Hulic Co. Ltd.(a) 16,200 177,101
Mitsubishi Estate Co. Ltd. 40,800 993,694
Mitsui Fudosan Co. Ltd. 101,500 1,154,806
Sumitomo Realty &
Development Co. Ltd. 23,400 586,423
3,822,467
Semiconductors & Semiconductor Equipment 1 .4%
Advantest Corp. 29,800 3,762,071
Disco Corp. 3,700 1,141,046
Kioxia Holdings Corp.* 7,000 468,656
Lasertec Corp.(a) 3,000 569,356
Renesas Electronics Corp.* 68,300 935,387
SCREEN Holdings Co. Ltd.
(a) 2,900 281,165
Tokyo Electron Ltd. 17,400 3,821,345
10,979,026
Software 0 .0%
†
Oracle Corp. Japan 1,700 143,277
Trend Micro, Inc.*(a) 4,400 182,192
325,469
Specialty Retail 0 .4%
Fast Retailing Co. Ltd. 7,500 2,719,892
Nitori Holdings Co. Ltd.(a) 16,100 281,832
Sanrio Co. Ltd.(a) 6,300 197,653
ZOZO, Inc.(a) 15,600 129,020
3,328,397
Technology Hardware, Storage & Peripherals 0 .2%
Canon, Inc.(a) 33,300 985,761
FUJIFILM Holdings Corp. 43,000 918,745
1,904,506
Textiles, Apparel & Luxury Goods 0 .1%
Asics Corp. 26,800 645,632
Tobacco 0 .2%
Japan Tobacco, Inc.(a) 46,100 1,659,003
Trading Companies & Distributors 1 .6%
ITOCHU Corp. 228,500 2,884,273
Marubeni Corp. 54,200 1,508,220
Mitsubishi Corp. 123,800 2,836,796
Mitsui & Co. Ltd. 94,900 2,804,836
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors
MonotaRO Co. Ltd.(a) 8,800 141,335
Sumitomo Corp. 41,900 1,449,104
Toyota Tsusho Corp. 26,700 900,409
12,524,973
Wireless Telecommunication Services 1 .0%
KDDI Corp. 112,600 1,947,796
SoftBank Corp. 1,103,300 1,514,674
SoftBank Group Corp. 146,800 4,138,626
7,601,096
174,775,326
LUXEMBOURG 0 .2%
Capital Markets 0 .0%
†
CVC Capital Partners plc
Reg. S(b) 9,805 164,188
Life Sciences Tools & Services 0 .1%
Eurofins Scientific SE 4,734 346,226
Metals & Mining 0 .1%
ArcelorMittal SA 18,017 820,538
1,330,952
MACAU 0 .1%
Hotels, Restaurants & Leisure 0 .1%
Galaxy Entertainment Group
Ltd. 77,000 377,664
Sands China Ltd. 98,700 248,743
626,407
MEXICO 0 .0%
†
Metals & Mining 0 .0%
†
Fresnillo plc 8,754 389,796
NETHERLANDS 4 .4%
Banks 0 .5%
ABN AMRO Bank NV, CVA
Reg. S(b) 22,400 781,872
ING Groep NV 117,462 3,301,997
4,083,869
Beverages 0 .2%
Heineken Holding NV 5,093 373,588
Heineken NV 11,063 904,969
1,278,557
Biotechnology 0 .2%
Argenx SE* 2,412 2,030,069
Capital Markets 0 .1%
Euronext NV Reg. S(b) 3,014 452,381
Chemicals 0 .1%
Akzo Nobel NV 6,572 456,451
Consumer Staples Distribution & Retail 0 .2%
Koninklijke Ahold Delhaize
NV 35,417 1,452,550
Diversified Telecommunication Services 0 .1%
Koninklijke KPN NV 149,383 698,837
Entertainment 0 .1%
Universal Music Group NV 42,273 1,104,404
Financial Services 0 .2%
Adyen NV Reg. S*(b) 994 1,594,845
EXOR NV 3,731 316,198
1,911,043

76 - Statement of Investments - December 31, 2025 - NVIT International Index Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Food Products 0 .1%
JDE Peet's NV 5,992 224,352
Magnum Ice Cream Co. NV
(The)*(a) 18,054 286,555
510,907
Health Care Equipment & Supplies 0 .1%
Koninklijke Philips NV 29,590 800,852
Insurance 0 .1%
ASR Nederland NV 6,090 432,310
NN Group NV 10,333 795,469
1,227,779
Professional Services 0 .1%
Randstad NV(a) 3,806 144,695
Wolters Kluwer NV 8,932 927,377
1,072,072
Semiconductors & Semiconductor Equipment 2 .2%
ASM International NV 1,800 1,085,074
ASML Holding NV 14,987 16,019,843
BE Semiconductor Industries
NV 2,812 437,283
17,542,200
Software 0 .1%
Nebius Group NV, Class
A*(a) 8,254 690,901
Trading Companies & Distributors 0 .0%
†
IMCD NV(a) 2,073 188,592
35,501,464
NEW ZEALAND 0 .2%
Electric Utilities 0 .0%
†
Contact Energy Ltd. 29,370 156,418
Financial Services 0 .0%
†
Infratil Ltd. 37,819 241,211
Health Care Equipment & Supplies 0 .1%
Fisher & Paykel Healthcare
Corp. Ltd. 23,966 520,008
Independent Power and Renewable Electricity Producers
0 .0%
†
Meridian Energy Ltd. 45,861 147,723
Software 0 .1%
Xero Ltd.* 6,355 480,512
Transportation Infrastructure 0 .0%
†
Auckland International
Airport Ltd. 67,465 323,438
1,869,310
NORWAY 0 .5%
Aerospace & Defense 0 .1%
Kongsberg Gruppen ASA 16,964 434,899
Banks 0 .1%
DNB Bank ASA 34,146 950,924
Diversified Telecommunication Services 0 .0%
†
Telenor ASA 24,325 354,076
Food Products 0 .1%
Mowi ASA 17,912 432,488
Orkla ASA 28,188 314,666
Salmar ASA 2,345 143,651
890,805
Common Stocks
Shares Value ($)
NORWAY
Insurance 0 .0%
†
Gjensidige Forsikring ASA 7,014 210,126
Metals & Mining 0 .1%
Norsk Hydro ASA 53,620 414,302
Oil, Gas & Consumable Fuels 0 .1%
Aker BP ASA 12,656 322,040
Equinor ASA 30,036 710,098
1,032,138
4,287,270
POLAND 0 .0%
†
Air Freight & Logistics 0 .0%
†
InPost SA*(a) 11,000 134,736
PORTUGAL 0 .2%
Banks 0 .1%
Banco Comercial Portugues
SA, Class R 278,371 291,704
Consumer Staples Distribution & Retail 0 .0%
†
Jeronimo Martins SGPS SA 11,521 274,435
Electric Utilities 0 .1%
EDP SA 129,198 593,850
Oil, Gas & Consumable Fuels 0 .0%
†
Galp Energia SGPS SA 16,653 283,694
1,443,683
SINGAPORE 1 .7%
Aerospace & Defense 0 .1%
Singapore Technologies
Engineering Ltd. 61,300 399,944
Banks 0 .9%
DBS Group Holdings Ltd. 81,700 3,575,549
Oversea-Chinese Banking
Corp. Ltd. 130,000 1,996,925
United Overseas Bank Ltd. 48,100 1,309,929
6,882,403
Broadline Retail 0 .2%
Sea Ltd., ADR* 15,009 1,914,698
Capital Markets 0 .0%
†
Singapore Exchange Ltd. 30,100 395,517
Diversified REITs 0 .1%
CapitaLand Integrated
Commercial Trust 224,886 417,137
Diversified Telecommunication Services 0 .1%
Singapore
Telecommunications Ltd. 296,650 1,051,045
Ground Transportation 0 .1%
Grab Holdings Ltd., Class A* 98,692 492,473
Industrial Conglomerates 0 .1%
Keppel Ltd. 56,100 450,314
Industrial REITs 0 .0%
†
CapitaLand Ascendas REIT 154,407 339,389
Multi-Utilities 0 .0%
†
Sembcorp Industries Ltd. 31,300 146,117
Passenger Airlines 0 .0%
†
Singapore Airlines Ltd. 60,514 301,008

NVIT International Index Fund - December 31, 2025 - Statement of Investments - 77
Common Stocks
Shares Value ($)
SINGAPORE
Real Estate Management & Development 0 .0%
†
CapitaLand Investment Ltd. 101,197 213,357
Semiconductors & Semiconductor Equipment 0 .1%
STMicroelectronics NV 26,008 674,021
13,677,423
SOUTH AFRICA 0 .2%
Metals & Mining 0 .2%
Anglo American plc 42,989 1,771,550
SOUTH KOREA 0 .0%
†
Hotels, Restaurants & Leisure 0 .0%
†
Delivery Hero SE Reg. S*(b) 6,739 179,923
SPAIN 3 .7%
Banks 1 .9%
Banco Bilbao Vizcaya
Argentaria SA 223,071 5,217,661
Banco de Sabadell SA 192,972 756,723
Banco Santander SA 575,142 6,749,202
Bankinter SA 26,155 433,075
CaixaBank SA 152,922 1,867,520
15,024,181
Biotechnology 0 .0%
†
Grifols SA(a) 10,461 130,902
Construction & Engineering 0 .1%
ACS Actividades de
Construccion y Servicios
SA 6,783 672,731
Diversified Telecommunication Services 0 .2%
Cellnex Telecom SA Reg.
S(b) 18,996 611,036
Telefonica SA(a) 141,573 581,157
1,192,193
Electric Utilities 0 .8%
Acciona SA(a) 1,051 228,380
Endesa SA(a) 12,236 440,459
Iberdrola SA 245,658 5,317,298
Redeia Corp. SA(a) 14,231 253,708
6,239,845
Gas Utilities 0 .0%
†
Naturgy Energy Group SA 8,880 270,384
Hotels, Restaurants & Leisure 0 .2%
Amadeus IT Group SA 17,836 1,308,248
Independent Power and Renewable Electricity Producers
0 .0%
†
EDP Renovaveis SA(a) 11,058 155,984
Insurance 0 .0%
†
Mapfre SA 34,050 171,361
Oil, Gas & Consumable Fuels 0 .1%
Repsol SA 43,343 811,792
Specialty Retail 0 .3%
Industria de Diseno Textil SA 42,496 2,799,228
Transportation Infrastructure 0 .1%
Aena SME SA Reg. S(b) 28,809 806,475
29,583,324
Common Stocks
Shares Value ($)
SWEDEN 3 .2%
Aerospace & Defense 0 .1%
Saab AB, Class B 12,304 715,678
Banks 0 .4%
Skandinaviska Enskilda
Banken AB, Class A 58,153 1,227,641
Svenska Handelsbanken AB,
Class A 56,028 817,082
Swedbank AB, Class A 32,612 1,134,545
3,179,268
Biotechnology 0 .0%
†
Swedish Orphan Biovitrum
AB* 7,961 286,242
Building Products 0 .2%
Assa Abloy AB, Class B 38,501 1,492,663
Nibe Industrier AB, Class
B(a) 53,147 203,903
1,696,566
Capital Markets 0 .1%
EQT AB(a) 19,270 751,858
Commercial Services & Supplies 0 .0%
†
Securitas AB, Class B 19,771 315,034
Communications Equipment 0 .1%
Telefonaktiebolaget LM
Ericsson, Class B 107,502 1,049,454
Construction & Engineering 0 .0%
†
Skanska AB, Class B 13,474 367,699
Diversified Telecommunication Services 0 .1%
Telia Co. AB 92,725 396,155
Electronic Equipment, Instruments & Components 0 .1%
Hexagon AB, Class B(a) 79,751 943,299
Financial Services 0 .4%
Industrivarden AB, Class A 4,157 186,826
Industrivarden AB, Class
C(a) 5,467 245,185
Investor AB, Class B 69,985 2,497,512
L E Lundbergforetagen AB,
Class B 2,665 147,464
3,076,987
Hotels, Restaurants & Leisure 0 .0%
†
Evolution AB Reg. S(b) 5,297 360,492
Household Products 0 .1%
Essity AB, Class B 23,157 667,101
Industrial Conglomerates 0 .1%
Investment AB Latour, Class
B 5,051 122,954
Lifco AB, Class B 9,203 347,802
470,756
Machinery 1 .1%
Alfa Laval AB 11,114 561,591
Atlas Copco AB, Class A 103,178 1,848,512
Atlas Copco AB, Class B 59,957 961,555
Epiroc AB, Class A 25,314 572,777
Epiroc AB, Class B 13,676 275,970
Indutrade AB 11,088 287,382
Sandvik AB 40,956 1,326,573
SKF AB, Class B 13,398 356,083
Trelleborg AB, Class B 8,029 339,761

78 - Statement of Investments - December 31, 2025 - NVIT International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Machinery
Volvo AB, Class B 61,036 1,956,442
8,486,646
Metals & Mining 0 .1%
Boliden AB* 10,918 604,204
Paper & Forest Products 0 .1%
Holmen AB, Class B(a) 2,679 102,960
Svenska Cellulosa AB SCA,
Class B(a) 24,320 323,040
426,000
Real Estate Management & Development 0 .0%
†
Fastighets AB Balder, Class
B* 25,180 186,079
Sagax AB, Class B(a) 7,707 165,333
351,412
Specialty Retail 0 .1%
H & M Hennes & Mauritz AB,
Class B(a) 19,539 393,027
Trading Companies & Distributors 0 .1%
AddTech AB, Class B(a) 10,272 365,032
Beijer Ref AB, Class B(a) 15,675 252,173
617,205
Wireless Telecommunication Services 0 .0%
†
Tele2 AB, Class B 21,721 364,473
25,519,556
SWITZERLAND 4 .8%
Banks 0 .0%
†
Banque Cantonale Vaudoise
(Registered)(a) 1,056 133,578
Building Products 0 .2%
Belimo Holding AG
(Registered) 384 373,907
Geberit AG (Registered)(a) 1,303 1,015,000
1,388,907
Capital Markets 0 .9%
Julius Baer Group Ltd. 7,913 618,628
Partners Group Holding
AG(a) 872 1,071,173
UBS Group AG (Registered) 121,940 5,636,928
7,326,729
Chemicals 0 .4%
DSM-Firmenich AG 6,843 552,985
EMS-Chemie Holding AG
(Registered) 246 170,218
Givaudan SA (Registered) 355 1,411,341
Sika AG (Registered) 5,856 1,200,220
3,334,764
Diversified Telecommunication Services 0 .1%
Swisscom AG (Registered)
(a) 1,012 735,414
Electric Utilities 0 .0%
†
BKW AG 741 157,249
Electrical Equipment 0 .5%
ABB Ltd. (Registered) 60,204 4,450,358
Food Products 0 .2%
Barry Callebaut AG
(Registered)(a) 125 205,432
Common Stocks
Shares Value ($)
SWITZERLAND
Food Products
Chocoladefabriken Lindt &
Spruengli AG 36 526,501
Chocoladefabriken Lindt &
Spruengli AG (Registered) 5 732,447
1,464,380
Health Care Equipment & Supplies 0 .1%
Sonova Holding AG
(Registered) 1,947 502,357
Straumann Holding AG
(Registered)(a) 4,288 502,122
1,004,479
Insurance 0 .8%
Helvetia Baloise Holding
AG(a) 3,066 808,290
Swiss Life Holding AG
(Registered)(a) 1,096 1,266,215
Zurich Insurance Group AG 5,622 4,267,194
6,341,699
Life Sciences Tools & Services 0 .2%
Lonza Group AG
(Registered) 2,698 1,825,352
Machinery 0 .2%
Schindler Holding AG(a) 1,564 589,410
Schindler Holding AG
(Registered) 939 332,829
VAT Group AG Reg. S(b) 1,037 497,963
1,420,202
Marine Transportation 0 .0%
†
Kuehne + Nagel International
AG (Registered) 1,894 407,980
Pharmaceuticals 0 .3%
Galderma Group AG 5,940 1,205,721
Sandoz Group AG 16,056 1,170,184
2,375,905
Professional Services 0 .1%
SGS SA (Registered) 6,360 729,138
Real Estate Management & Development 0 .1%
Swiss Prime Site AG
(Registered) 3,082 478,913
Specialty Retail 0 .0%
†
Avolta AG 3,083 182,845
Technology Hardware, Storage & Peripherals 0 .1%
Logitech International SA
(Registered) 5,980 609,019
Textiles, Apparel & Luxury Goods 0 .6%
Cie Financiere Richemont
SA (Registered) 20,650 4,456,605
Swatch Group AG (The)(a) 1,204 255,530
4,712,135
39,079,046
UNITED ARAB EMIRATES 0 .0%
†
Health Care Providers & Services 0 .0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 11 .1%
Aerospace & Defense 1 .0%
BAE Systems plc 115,427 2,653,553
Melrose Industries plc 49,467 389,186

NVIT International Index Fund - December 31, 2025 - Statement of Investments - 79
Common Stocks
Shares Value ($)
UNITED KINGDOM
Aerospace & Defense
Rolls-Royce Holdings plc 325,822 5,064,297
8,107,036
Banks 2 .7%
Barclays plc 542,587 3,444,370
HSBC Holdings plc 664,692 10,420,906
Lloyds Banking Group plc 2,274,119 2,996,929
NatWest Group plc 308,649 2,692,024
Standard Chartered plc 74,754 1,825,568
21,379,797
Beverages 0 .3%
Coca-Cola Europacific
Partners plc 8,080 732,856
Diageo plc 85,521 1,842,182
2,575,038
Broadline Retail 0 .1%
Next plc 4,468 822,043
Capital Markets 0 .5%
3i Group plc 39,058 1,699,310
London Stock Exchange
Group plc 18,277 2,200,816
Schroders plc 32,712 178,285
4,078,411
Commercial Services & Supplies 0 .1%
Rentokil Initial plc 97,031 579,551
Consumer Staples Distribution & Retail 0 .3%
J Sainsbury plc(a) 69,501 306,296
Marks & Spencer Group plc 79,110 351,908
Tesco plc 249,688 1,486,612
2,144,816
Diversified Consumer Services 0 .0%
†
Pearson plc 23,391 330,111
Diversified REITs 0 .0%
†
Land Securities Group plc 29,819 248,169
Diversified Telecommunication Services 0 .1%
BT Group plc 229,726 568,061
Electric Utilities 0 .2%
SSE plc 46,320 1,358,211
Electronic Equipment, Instruments & Components 0 .1%
Halma plc 14,583 691,096
Financial Services 0 .1%
M&G plc 90,785 348,641
Wise plc, Class A* 26,588 319,358
667,999
Food Products 0 .0%
†
Associated British Foods plc 12,720 364,754
Health Care Equipment & Supplies 0 .1%
Smith & Nephew plc 31,618 526,363
Hotels, Restaurants & Leisure 0 .4%
Compass Group plc 66,413 2,112,930
Entain plc 21,307 219,404
InterContinental Hotels
Group plc 5,561 778,969
Whitbread plc 6,134 209,401
3,320,704
Household Durables 0 .0%
†
Barratt Redrow plc 47,969 245,769
Common Stocks
Shares Value ($)
UNITED KINGDOM
Household Products 0 .3%
Reckitt Benckiser Group plc 25,933 2,099,566
Industrial Conglomerates 0 .2%
CK Hutchison Holdings Ltd. 105,016 715,475
DCC plc(a) 3,443 213,985
Smiths Group plc 12,782 402,775
1,332,235
Industrial REITs 0 .1%
Segro plc 49,391 477,790
Insurance 0 .3%
Admiral Group plc 10,052 430,331
Aviva plc 117,428 1,075,118
Legal & General Group plc 218,852 768,466
Phoenix Group Holdings plc 28,932 285,202
2,559,117
Interactive Media & Services 0 .0%
†
Auto Trader Group plc Reg.
S(b) 30,593 241,251
Machinery 0 .0%
†
Spirax Group plc 3,014 275,638
Media 0 .1%
Informa plc 49,717 589,734
Multi-Utilities 0 .4%
Centrica plc 185,266 421,841
National Grid plc 190,581 2,937,066
3,358,907
Passenger Airlines 0 .0%
†
International Consolidated
Airlines Group SA 50,823 281,797
Personal Care Products 0 .7%
Unilever plc 84,322 5,513,085
Pharmaceuticals 1 .4%
AstraZeneca plc 59,876 11,028,674
Hikma Pharmaceuticals plc 5,774 120,636
11,149,310
Professional Services 0 .4%
Intertek Group plc 6,132 380,293
RELX plc 70,108 2,835,746
3,216,039
Software 0 .1%
Sage Group plc (The) 37,007 538,884
Specialty Retail 0 .0%
†
JD Sports Fashion plc 88,961 101,011
Kingfisher plc 61,809 259,172
360,183
Tobacco 0 .7%
British American Tobacco plc 84,666 4,798,669
Imperial Brands plc 29,398 1,235,944
6,034,613
Trading Companies & Distributors 0 .2%
Ashtead Group plc 16,194 1,104,836
Bunzl plc 12,884 359,552
1,464,388
Water Utilities 0 .1%
Severn Trent plc 10,584 397,880
United Utilities Group plc 26,085 419,630
817,510

80 - Statement of Investments - December 31, 2025 - NVIT International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Wireless Telecommunication Services 0 .1%
Vodafone Group plc 735,648 977,467
89,295,443
UNITED STATES 9 .3%
Automobiles 0 .1%
Stellantis NV 77,453 855,084
Construction & Engineering 0 .2%
Ferrovial SE 19,730 1,276,033
Construction Materials 0 .3%
Buzzi SpA 2,839 172,566
Holcim AG 19,598 1,921,258
2,093,824
Electrical Equipment 0 .7%
Schneider Electric SE 21,202 5,811,498
Energy Equipment & Services 0 .0%
†
Tenaris SA 15,083 290,954
Entertainment 0 .4%
Spotify Technology SA* 6,074 3,527,233
Food Products 1 .2%
Nestle SA (Registered) 98,970 9,836,967
Health Care Equipment & Supplies 0 .2%
Alcon AG(a) 19,195 1,524,725
Insurance 0 .3%
Aegon Ltd. 51,471 397,231
Swiss Re AG 11,476 1,913,669
2,310,900
Life Sciences Tools & Services 0 .1%
QIAGEN NV 8,473 386,729
Marine Transportation 0 .1%
AP Moller - Maersk A/S,
Class A 120 276,358
AP Moller - Maersk A/S,
Class B 155 357,265
633,623
Oil, Gas & Consumable Fuels 1 .5%
BP plc 604,352 3,508,251
Shell plc 223,655 8,215,796
11,724,047
Pharmaceuticals 3 .9%
GSK plc 157,749 3,876,767
Haleon plc 349,985 1,770,976
Novartis AG (Registered) 73,029 10,088,095
Roche Holding AG 28,216 11,671,793
Sanofi SA 42,845 4,156,725
31,564,356
Professional Services 0 .2%
Experian plc 36,111 1,633,173
Software 0 .1%
CyberArk Software Ltd.* 2,025 903,271
Monday.com Ltd.*(a) 1,684 248,491
1,151,762
74,620,908
Total Common Stocks
(cost $361,088,423) 787,922,928
Repurchase Agreements 2 .6%
Principal
Amount ($) Value ($)
Bank of America
NA, 3.85%, dated
12/31/2025, due
1/2/2026, repurchase
price $4,000,856,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
5/1/2049 - 9/1/2050;
total market value
$4,080,000.(c)(d) 4,000,000 4,000,000
BNP Paribas Securities
Corp., 3.81%, dated
12/31/2025, due
1/2/2026, repurchase
price $7,001,482,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
7/31/2026 - 11/15/2054;
total market value
$7,140,000.(c)(d) 7,000,000 7,000,000
Cantor Fitzgerald &
Co., 3.84%, dated
12/31/2025, due
1/2/2026, repurchase
price $244,150,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.50%, maturing
3/1/2026 - 11/20/2075;
total market value
$248,980.(c)(d) 244,098 244,098
CF Secured, LLC, 3.84%,
dated 12/31/2025, due
1/2/2026, repurchase
price $2,500,533,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.13%
- 7.50%, maturing
3/31/2026 - 4/20/2071;
total market value
$2,550,544.(c)(d) 2,500,000 2,500,000
MetLife, Inc., 3.83%,
dated 12/31/2025, due
1/2/2026, repurchase
price $2,000,426,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048;
total market value
$2,041,034.(c)(d) 2,000,000 2,000,000

NVIT International Index Fund - December 31, 2025 - Statement of Investments - 81
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 3.72%,
dated 12/31/2025, due
1/2/2026, repurchase
price $5,001,033,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
2/15/2026 - 12/20/2075;
total market value
$5,100,000.(c)(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $20,744,098) 20,744,098
Total Investments
(cost $381,832,521) — 100.3% 808,667,026
Liabilities in excess of other assets
— (0.3)% (2,042,626)
NET ASSETS — 100.0%
$ 806,624,400
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $33,517,225, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $20,744,098 and by
$16,926,214 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.75%, and maturity dates ranging from 1/13/2026 -
8/15/2055, a total value of $37,670,312.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2025
was $8,824,704 which represents 1.09% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$20,744,098.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVA Dutch Certification
ICE Intercontinental Exchange
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust

82 - Statement of Investments - December 31, 2025 - NVIT International Index Fund
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 57 3/2026 EUR 3,912,676 43,779
FTSE 100 Index 13 3/2026 GBP 1,741,996 4,586
Nikkei 225 Index 7 3/2026 JPY 1,127,155 (1,016)
SPI 200 Index 7 3/2026 AUD 1,013,237 (1,445)
Net contracts 45,904
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

NVIT Mid Cap Index Fund - December 31, 2025 - Statement of Investments - 83
Common Stocks 100 .2%
Shares Value ($)
Aerospace & Defense 3 .5%
AeroVironment, Inc.*(a) 11,101 2,685,221
ATI, Inc.* 46,983 5,391,769
BWX Technologies, Inc. 31,892 5,512,213
Carpenter Technology Corp. 17,235 5,426,267
Curtiss-Wright Corp. 13,006 7,169,818
Hexcel Corp.(a) 27,762 2,051,612
Kratos Defense & Security
Solutions, Inc.*(a) 58,898 4,470,947
Woodward, Inc. 20,924 6,325,744
39,033,591
Air Freight & Logistics 0 .2%
GXO Logistics, Inc.* 39,943 2,102,600
Automobile Components 1 .1%
Autoliv, Inc. 24,656 2,926,667
BorgWarner, Inc. 69,900 3,149,694
Gentex Corp. 76,587 1,782,180
Goodyear Tire & Rubber Co.
(The)*(a) 99,811 874,344
Lear Corp. 18,565 2,127,549
Visteon Corp.(a) 9,517 905,067
11,765,501
Automobiles 0 .2%
Harley-Davidson, Inc. 42,414 869,063
Thor Industries, Inc.(a) 18,565 1,906,068
2,775,131
Banks 6 .6%
Associated Banc-Corp. 50,678 1,305,465
Bank OZK 36,939 1,699,933
Cadence Bank 65,008 2,784,943
Columbia Banking System,
Inc. 104,347 2,916,499
Comerica, Inc. 44,846 3,898,463
Commerce Bancshares, Inc.
(a) 45,466 2,379,690
Cullen/Frost Bankers, Inc.(a) 22,445 2,842,210
East West Bancorp, Inc.(a) 48,090 5,404,835
First Financial Bankshares,
Inc. 40,588 1,212,364
First Horizon Corp. 172,762 4,129,012
Flagstar Bank NA(a) 104,405 1,314,459
FNB Corp. 125,317 2,142,921
Glacier Bancorp, Inc.(a) 44,873 1,976,656
Hancock Whitney Corp.(a) 29,574 1,883,272
Home BancShares, Inc. 63,953 1,776,614
International Bancshares Corp. 18,869 1,253,656
Old National Bancorp 121,690 2,714,904
Pinnacle Financial Partners,
Inc. 26,833 2,560,136
Prosperity Bancshares, Inc.(a) 33,149 2,290,927
SOUTHSTATE BANK Corp. 33,785 3,179,506
Synovus Financial Corp. 48,433 2,424,072
Texas Capital Bancshares,
Inc.* 15,965 1,445,471
UMB Financial Corp. 24,904 2,864,956
United Bankshares, Inc. 49,309 1,893,466
Valley National Bancorp(a) 167,962 1,961,796
Webster Financial Corp. 55,160 3,471,770
Western Alliance Bancorp 36,122 3,036,777
Wintrust Financial Corp.(a) 23,362 3,266,475
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 51,511 3,015,454
73,046,702
Beverages 0 .6%
Boston Beer Co., Inc. (The),
Class A*(a) 2,759 538,364
Celsius Holdings, Inc.* 55,803 2,552,429
Coca-Cola Consolidated, Inc. 19,973 3,061,861
6,152,654
Biotechnology 2 .6%
BioMarin Pharmaceutical, Inc.* 67,000 3,981,810
Cytokinetics, Inc.*(a) 41,752 2,652,922
Exelixis, Inc.* 93,934 4,117,127
Halozyme Therapeutics, Inc.* 40,813 2,746,715
Neurocrine Biosciences, Inc.* 34,608 4,908,452
Roivant Sciences Ltd.* 151,584 3,289,373
United Therapeutics Corp.* 15,015 7,316,059
29,012,458
Broadline Retail 0 .4%
Macy's, Inc. 93,402 2,059,514
Ollie's Bargain Outlet
Holdings, Inc.* 21,404 2,346,093
4,405,607
Building Products 1 .9%
AAON, Inc.(a) 23,612 1,800,415
Advanced Drainage Systems,
Inc. 24,960 3,614,957
Carlisle Cos., Inc. 14,436 4,617,499
Fortune Brands Innovations,
Inc. 41,885 2,095,088
Owens Corning 28,104 3,145,118
Simpson Manufacturing Co.,
Inc.(a) 14,521 2,344,706
Trex Co., Inc.* 37,417 1,312,588
UFP Industries, Inc. 20,436 1,860,698
20,791,069
Capital Markets 3 .1%
Affiliated Managers Group, Inc. 9,914 2,858,008
Carlyle Group, Inc. (The)(a) 90,872 5,371,444
Evercore, Inc., Class A 13,469 4,582,827
Federated Hermes, Inc., Class
B 25,791 1,342,937
Hamilton Lane, Inc., Class A 14,116 1,895,920
Houlihan Lokey, Inc., Class A 18,971 3,304,559
Janus Henderson Group plc 43,541 2,071,245
Jefferies Financial Group, Inc. 57,582 3,568,357
Morningstar, Inc. 8,536 1,854,958
SEI Investments Co. 32,784 2,688,944
Stifel Financial Corp. 35,651 4,464,218
34,003,417
Chemicals 1 .3%
Ashland, Inc. 15,948 935,669
Avient Corp. 31,942 997,868
Axalta Coating Systems Ltd.* 73,244 2,366,514
Cabot Corp. 18,565 1,230,488
NewMarket Corp. 2,721 1,870,034
Olin Corp. 40,002 833,242
RPM International, Inc. 44,794 4,658,576
Scotts Miracle-Gro Co. (The) 15,513 905,184

84 - Statement of Investments - December 31, 2025 - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Chemicals
Westlake Corp.(a) 11,635 860,292
14,657,867
Commercial Services & Supplies 1 .6%
Brink's Co. (The) 14,537 1,696,904
Clean Harbors, Inc.* 17,591 4,124,738
MSA Safety, Inc.(a) 12,839 2,056,037
RB Global, Inc. 64,119 6,595,921
Tetra Tech, Inc. 91,690 3,075,283
17,548,883
Communications Equipment 1 .8%
Ciena Corp.* 48,971 11,452,848
Lumentum Holdings, Inc.*(a) 24,560 9,052,570
20,505,418
Construction & Engineering 2 .3%
AECOM(a) 46,215 4,405,676
API Group Corp.*(a) 129,154 4,941,432
Dycom Industries, Inc.* 9,566 3,232,351
Fluor Corp.* 56,410 2,235,528
MasTec, Inc.* 21,392 4,649,979
Sterling Infrastructure, Inc.*(a) 10,615 3,250,632
Valmont Industries, Inc. 6,887 2,770,778
25,486,376
Construction Materials 0 .3%
Eagle Materials, Inc.(a) 10,930 2,259,013
Knife River Corp.*(a) 19,772 1,390,960
3,649,973
Consumer Finance 0 .8%
Ally Financial, Inc. 97,738 4,426,554
FirstCash Holdings, Inc. 13,623 2,171,234
SLM Corp.(a) 72,746 1,968,507
8,566,295
Consumer Staples Distribution & Retail 2 .7%
Albertsons Cos., Inc., Class A 140,651 2,414,978
BJ's Wholesale Club Holdings,
Inc.*(a) 45,622 4,107,349
Casey's General Stores, Inc. 12,914 7,137,697
Maplebear, Inc.* 64,345 2,894,238
Performance Food Group
Co.*(a) 53,808 4,838,415
Sprouts Farmers Market, Inc.* 33,256 2,649,505
US Foods Holding Corp.* 77,013 5,800,619
29,842,801
Containers & Packaging 1 .1%
AptarGroup, Inc. 22,988 2,803,617
Crown Holdings, Inc. 39,705 4,088,424
Graphic Packaging Holding
Co.(a) 103,371 1,556,767
Greif, Inc., Class A(a) 9,118 617,289
Silgan Holdings, Inc.(a) 28,885 1,166,087
Sonoco Products Co.(a) 34,416 1,501,914
11,734,098
Diversified Consumer Services 1 .0%
Duolingo, Inc., Class A*(a) 13,851 2,430,851
Graham Holdings Co., Class B 1,185 1,301,841
Grand Canyon Education,
Inc.* 9,679 1,609,714
H&R Block, Inc.(a) 44,116 1,922,575
Common Stocks
Shares Value ($)
Diversified Consumer Services
Service Corp. International 48,934 3,815,384
11,080,365
Diversified REITs 0 .4%
WP Carey, Inc. 76,413 4,917,941
Diversified Telecommunication Services 0 .3%
Frontier Communications
Parent, Inc.* 87,343 3,325,148
Electric Utilities 0 .8%
IDACORP, Inc.(a) 18,854 2,386,162
OGE Energy Corp. 70,273 3,000,657
Portland General Electric Co. 38,230 1,834,658
TXNM Energy, Inc. 34,655 2,040,486
9,261,963
Electrical Equipment 1 .9%
Acuity, Inc. 10,278 3,700,491
EnerSys 12,527 1,838,338
Nextpower, Inc., Class A*(a) 51,629 4,497,402
nVent Electric plc 56,160 5,726,635
Regal Rexnord Corp.(a) 23,160 3,249,811
Sensata Technologies Holding
plc 50,818 1,691,731
20,704,408
Electronic Equipment, Instruments & Components 3 .7%
Arrow Electronics, Inc.* 17,971 1,980,045
Avnet, Inc. 26,706 1,284,025
Belden, Inc.(a) 13,825 1,611,304
Cognex Corp. 58,585 2,107,888
Coherent Corp.* 54,434 10,046,883
Crane NXT Co.(a) 17,230 811,016
Fabrinet* 12,353 5,624,074
Flex Ltd.*(a) 128,046 7,736,539
IPG Photonics Corp.*(a) 8,839 632,872
Littelfuse, Inc.(a) 8,647 2,186,999
Novanta, Inc.* 12,552 1,493,563
TD SYNNEX Corp. 26,761 4,020,305
Vontier Corp.(a) 51,188 1,903,170
41,438,683
Energy Equipment & Services 1 .0%
NOV, Inc.(a) 129,581 2,025,351
TechnipFMC plc 138,852 6,187,245
Valaris Ltd.* 23,109 1,164,694
Weatherford International plc 25,066 1,961,665
11,338,955
Entertainment 0 .1%
Warner Music Group Corp.,
Class A(a) 50,905 1,561,256
Financial Services 1 .5%
Equitable Holdings, Inc. 99,522 4,742,223
Essent Group Ltd. 36,912 2,399,649
Euronet Worldwide, Inc.*(a) 16,463 1,252,999
MGIC Investment Corp. 85,227 2,490,333
Shift4 Payments, Inc., Class
A*(a) 26,897 1,693,704
Voya Financial, Inc. 35,990 2,680,895
WEX, Inc.*(a) 13,384 1,993,949
17,253,752
Food Products 0 .8%
Darling Ingredients, Inc.* 55,196 1,987,056

NVIT Mid Cap Index Fund - December 31, 2025 - Statement of Investments - 85
Common Stocks
Shares Value ($)
Food Products
Flowers Foods, Inc.(a) 73,673 801,562
Ingredion, Inc.(a) 22,395 2,469,273
Marzetti Co. (The) 7,119 1,170,506
Pilgrim's Pride Corp. 14,920 581,731
Post Holdings, Inc.*(a) 16,680 1,652,154
8,662,282
Gas Utilities 1 .1%
National Fuel Gas Co.(a) 31,531 2,524,372
New Jersey Resources Corp. 35,051 1,616,552
ONE Gas, Inc. 20,935 1,617,229
Southwest Gas Holdings, Inc. 22,353 1,788,687
Spire, Inc.(a) 20,596 1,703,289
UGI Corp.(a) 74,994 2,807,025
12,057,154
Ground Transportation 1 .5%
Avis Budget Group, Inc.*(a) 5,895 756,446
Knight-Swift Transportation
Holdings, Inc., Class A 56,632 2,960,721
Landstar System, Inc. 11,467 1,647,808
Ryder System, Inc. 14,233 2,724,054
Saia, Inc.*(a) 9,294 3,034,677
XPO, Inc.*(a) 40,488 5,502,724
16,626,430
Health Care Equipment & Supplies 1 .4%
Dentsply Sirona, Inc. 69,606 795,597
Envista Holdings Corp.*(a) 57,986 1,258,876
Globus Medical, Inc., Class A* 38,526 3,363,705
Haemonetics Corp.* 16,097 1,290,174
Lantheus Holdings, Inc.*(a) 22,697 1,510,485
LivaNova plc* 19,052 1,172,270
Masimo Corp.* 15,732 2,046,104
Penumbra, Inc.* 13,608 4,230,863
15,668,074
Health Care Providers & Services 2 .0%
Chemed Corp. 5,085 2,175,668
Encompass Health Corp. 35,146 3,730,397
Ensign Group, Inc. (The)(a) 19,990 3,482,258
HealthEquity, Inc.* 30,174 2,764,240
Hims & Hers Health, Inc.*(a) 72,145 2,342,548
Option Care Health, Inc.*(a) 54,951 1,750,739
Tenet Healthcare Corp.* 30,828 6,126,140
22,371,990
Health Care REITs 0 .7%
Healthcare Realty Trust, Inc.,
Class A 122,687 2,079,544
Omega Healthcare Investors,
Inc.(a) 102,935 4,564,138
Sabra Health Care REIT, Inc. 83,671 1,584,729
8,228,411
Health Care Technology 0 .2%
Doximity, Inc., Class A* 47,594 2,107,462
Hotel & Resort REITs 0 .1%
Park Hotels & Resorts, Inc.(a) 69,756 729,648
Hotels, Restaurants & Leisure 2 .5%
Aramark(a) 91,717 3,380,689
Boyd Gaming Corp. 20,704 1,764,809
Cava Group, Inc.*(a) 34,796 2,042,177
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Choice Hotels International,
Inc.(a) 5,639 537,171
Churchill Downs, Inc. 23,245 2,644,816
Hilton Grand Vacations,
Inc.*(a) 21,523 963,154
Hyatt Hotels Corp., Class A 14,773 2,368,408
Planet Fitness, Inc., Class A* 28,523 3,093,890
Texas Roadhouse, Inc., Class
A 22,688 3,766,208
Travel + Leisure Co.(a) 22,653 1,597,716
Vail Resorts, Inc.(a) 12,964 1,721,619
Wingstop, Inc.(a) 9,504 2,266,609
Wyndham Hotels & Resorts,
Inc.(a) 26,643 2,013,145
28,160,411
Household Durables 1 .8%
KB Home(a) 21,086 1,189,461
Somnigroup International, Inc. 72,604 6,482,085
Taylor Morrison Home Corp.,
Class A* 33,267 1,958,428
Toll Brothers, Inc. 33,826 4,573,952
TopBuild Corp.*(a) 9,762 4,072,609
Whirlpool Corp.(a) 19,503 1,406,947
19,683,482
Independent Power and Renewable Electricity Producers
0 .7%
Ormat Technologies, Inc.(a) 21,188 2,340,638
Talen Energy Corp.*(a) 15,941 5,975,325
8,315,963
Industrial REITs 1 .0%
EastGroup Properties, Inc. 18,584 3,310,554
First Industrial Realty Trust,
Inc.(a) 46,200 2,645,874
Rexford Industrial Realty, Inc.
(a) 82,393 3,190,257
STAG Industrial, Inc.(a) 65,145 2,394,730
11,541,415
Insurance 4 .1%
American Financial Group, Inc. 24,152 3,301,095
Brighthouse Financial, Inc.* 19,942 1,292,042
CNO Financial Group, Inc. 33,823 1,436,463
F&G Annuities & Life, Inc.(a) 5,347 164,969
Fidelity National Financial, Inc.
(a) 87,370 4,769,528
First American Financial Corp. 35,522 2,182,472
Hanover Insurance Group, Inc.
(The) 12,482 2,281,335
Kemper Corp. 21,893 887,542
Kinsale Capital Group, Inc.(a) 7,724 3,021,011
Old Republic International
Corp.(a) 79,763 3,640,383
Primerica, Inc. 11,843 3,059,757
Reinsurance Group of
America, Inc. 23,062 4,692,195
RenaissanceRe Holdings Ltd. 16,244 4,567,163
RLI Corp.(a) 32,042 2,050,047
Ryan Specialty Holdings, Inc.,
Class A(a) 39,316 2,029,885
Selective Insurance Group,
Inc. 20,865 1,745,775

86 - Statement of Investments - December 31, 2025 - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Insurance
Unum Group 54,674 4,237,235
45,358,897
Interactive Media & Services 0 .6%
Pinterest, Inc., Class A*(a) 200,928 5,202,026
ZoomInfo Technologies, Inc.,
Class A*(a) 97,839 995,023
6,197,049
IT Services 1 .4%
ASGN, Inc.* 15,283 736,182
Kyndryl Holdings, Inc.* 80,654 2,142,170
Okta, Inc., Class A* 58,329 5,043,709
Twilio, Inc., Class A* 52,591 7,480,544
15,402,605
Leisure Products 0 .5%
Brunswick Corp. 21,954 1,629,865
Mattel, Inc.* 107,795 2,138,653
Polaris, Inc. 18,638 1,178,853
YETI Holdings, Inc.*(a) 24,777 1,094,400
6,041,771
Life Sciences Tools & Services 2 .0%
Avantor, Inc.*(a) 237,880 2,726,105
Bio-Rad Laboratories, Inc.,
Class A* 6,369 1,929,743
Bruker Corp.(a) 38,646 1,820,613
Illumina, Inc.* 52,996 6,950,955
Medpace Holdings, Inc.* 7,744 4,349,418
Repligen Corp.* 18,452 3,023,545
Sotera Health Co.* 72,353 1,276,307
22,076,686
Machinery 5 .5%
AGCO Corp.(a) 21,611 2,254,460
Chart Industries, Inc.* 15,065 3,106,855
CNH Industrial NV(a) 309,880 2,857,094
Crane Co. 17,068 3,147,851
Donaldson Co., Inc. 40,658 3,604,738
Esab Corp. 19,909 2,224,233
Flowserve Corp. 44,064 3,057,160
Graco, Inc. 56,384 4,621,797
ITT, Inc. 29,646 5,143,877
Lincoln Electric Holdings, Inc. 19,256 4,614,508
Middleby Corp. (The)*(a) 16,270 2,418,861
Mueller Industries, Inc. 38,627 4,434,380
Oshkosh Corp.(a) 22,332 2,805,569
RBC Bearings, Inc.* 10,967 4,917,932
SPX Technologies, Inc.* 16,336 3,268,180
Terex Corp.(a) 22,890 1,221,868
Timken Co. (The) 22,114 1,860,451
Toro Co. (The) 34,434 2,710,645
Watts Water Technologies,
Inc., Class A 9,566 2,640,407
60,910,866
Marine Transportation 0 .2%
Kirby Corp.* 19,470 2,145,205
Media 1 .0%
EchoStar Corp., Class A*(a) 46,923 5,100,530
New York Times Co. (The),
Class A 56,540 3,925,007
Common Stocks
Shares Value ($)
Media
Nexstar Media Group, Inc.,
Class A 9,944 2,019,129
11,044,666
Metals & Mining 2 .5%
Alcoa Corp.(a) 90,344 4,800,880
Cleveland-Cliffs, Inc.* 198,785 2,639,865
Commercial Metals Co. 39,056 2,703,457
Hecla Mining Co.(a) 227,633 4,368,277
MP Materials Corp.*(a) 46,964 2,372,621
Reliance, Inc. 17,960 5,188,105
Royal Gold, Inc. 28,185 6,265,244
28,338,449
Mortgage Real Estate Investment Trusts (REITs) 0 .7%
Annaly Capital Management,
Inc.(a) 232,023 5,188,034
Starwood Property Trust, Inc.
(a) 120,420 2,168,764
7,356,798
Multi-Utilities 0 .3%
Black Hills Corp.(a) 25,892 1,797,423
Northwestern Energy Group,
Inc. 21,422 1,382,576
3,179,999
Office REITs 0 .5%
COPT Defense Properties(a) 39,320 1,093,096
Cousins Properties, Inc. 58,609 1,510,940
Kilroy Realty Corp. 37,974 1,419,088
Vornado Realty Trust(a) 56,288 1,873,265
5,896,389
Oil, Gas & Consumable Fuels 2 .9%
Antero Midstream Corp.(a) 116,875 2,079,206
Antero Resources Corp.* 102,406 3,528,911
Chord Energy Corp. 19,979 1,852,053
Civitas Resources, Inc.(a) 29,099 788,292
CNX Resources Corp.*(a) 49,346 1,814,452
DT Midstream, Inc. 35,449 4,242,536
HF Sinclair Corp. 55,487 2,556,841
Matador Resources Co. 40,834 1,732,995
Murphy Oil Corp.(a) 46,816 1,463,000
Ovintiv, Inc.(a) 89,688 3,514,873
PBF Energy, Inc., Class A 28,663 777,340
Permian Resources Corp.,
Class A 243,987 3,423,138
Range Resources Corp.(a) 77,706 2,739,914
Viper Energy, Inc., Class A(a) 58,871 2,274,187
32,787,738
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp. 22,113 1,785,846
Passenger Airlines 0 .5%
Alaska Air Group, Inc.*(a) 40,235 2,023,820
American Airlines Group,
Inc.*(a) 230,235 3,529,503
5,553,323
Personal Care Products 0 .3%
BellRing Brands, Inc.* 43,958 1,174,997
Coty, Inc., Class A*(a) 127,835 393,732
elf Beauty, Inc.*(a) 20,698 1,573,876
3,142,605

NVIT Mid Cap Index Fund - December 31, 2025 - Statement of Investments - 87
Common Stocks
Shares Value ($)
Pharmaceuticals 0 .7%
Elanco Animal Health, Inc.*(a) 173,354 3,923,001
Jazz Pharmaceuticals plc* 21,166 3,598,220
7,521,221
Professional Services 2 .9%
Booz Allen Hamilton Holding
Corp., Class A(a) 40,475 3,414,471
CACI International, Inc., Class
A* 7,674 4,088,784
Concentrix Corp.(a) 15,614 649,230
ExlService Holdings, Inc.* 56,357 2,391,791
Exponent, Inc.(a) 17,621 1,223,955
FTI Consulting, Inc.* 10,372 1,771,849
Genpact Ltd. 56,552 2,645,503
KBR, Inc. 43,019 1,729,364
Maximus, Inc. 19,662 1,697,224
Parsons Corp.*(a) 18,632 1,151,458
Paylocity Holding Corp.* 14,901 2,272,402
Science Applications
International Corp. 16,355 1,646,294
TransUnion 66,904 5,737,018
UL Solutions, Inc., Class A(a) 24,782 1,954,308
32,373,651
Real Estate Management & Development 0 .5%
Jones Lang LaSalle, Inc.* 16,533 5,562,858
Residential REITs 0 .8%
American Homes 4 Rent,
Class A 113,697 3,649,674
Equity LifeStyle Properties,
Inc. 67,620 4,098,448
Independence Realty Trust,
Inc.(a) 81,449 1,423,728
9,171,850
Retail REITs 0 .9%
Agree Realty Corp.(a) 38,547 2,776,540
Brixmor Property Group, Inc. 106,808 2,800,506
Kite Realty Group Trust(a) 76,715 1,838,859
NNN REIT, Inc. 65,872 2,610,507
10,026,412
Semiconductors & Semiconductor Equipment 2 .8%
Allegro MicroSystems, Inc.*(a) 43,259 1,141,172
Amkor Technology, Inc.(a) 39,669 1,566,132
Cirrus Logic, Inc.*(a) 16,939 2,007,272
Entegris, Inc.(a) 52,898 4,456,657
Lattice Semiconductor
Corp.*(a) 47,767 3,514,696
MACOM Technology Solutions
Holdings, Inc.*(a) 22,347 3,827,594
MKS, Inc. 23,434 3,744,753
Onto Innovation, Inc.* 17,099 2,699,248
Rambus, Inc.*(a) 37,543 3,449,826
Silicon Laboratories, Inc.* 11,450 1,496,515
Synaptics, Inc.*(a) 13,450 995,569
Universal Display Corp.(a) 15,425 1,801,332
30,700,766
Software 3 .7%
Appfolio, Inc., Class A*(a) 7,981 1,856,780
Bentley Systems, Inc., Class B 51,979 1,983,778
BILL Holdings, Inc.* 31,995 1,745,007
Blackbaud, Inc.* 12,981 821,957
Common Stocks
Shares Value ($)
Software
Commvault Systems, Inc.* 15,514 1,944,835
Docusign, Inc., Class A*(a) 69,079 4,725,004
Dolby Laboratories, Inc., Class
A(a) 21,349 1,371,033
Dropbox, Inc., Class A* 60,976 1,695,133
Dynatrace, Inc.* 102,494 4,442,090
Guidewire Software, Inc.* 29,378 5,905,272
Manhattan Associates, Inc.*(a) 20,554 3,562,214
Nutanix, Inc., Class A*(a) 93,541 4,835,134
Pegasystems, Inc.(a) 31,592 1,886,674
Qualys, Inc.* 12,177 1,618,323
UiPath, Inc., Class A* 146,158 2,395,530
40,788,764
Specialized REITs 1 .4%
CubeSmart 79,569 2,868,463
EPR Properties(a) 26,560 1,325,344
Gaming and Leisure
Properties, Inc. 98,751 4,413,182
Lamar Advertising Co., Class
A(a) 30,287 3,833,729
National Storage Affiliates
Trust(a) 24,635 694,953
PotlatchDeltic Corp. 24,810 986,942
Rayonier, Inc.(a) 49,679 1,075,550
15,198,163
Specialty Retail 3 .4%
Abercrombie & Fitch Co.,
Class A* 16,624 2,092,463
AutoNation, Inc.* 9,497 1,960,941
Bath & Body Works, Inc. 70,626 1,418,170
Burlington Stores, Inc.* 21,538 6,221,251
Chewy, Inc., Class A*(a) 77,777 2,570,530
Dick's Sporting Goods, Inc.(a) 22,811 4,515,894
Five Below, Inc.* 19,211 3,618,584
Floor & Decor Holdings, Inc.,
Class A*(a) 37,577 2,288,064
GameStop Corp., Class A*(a) 143,603 2,883,548
Gap, Inc. (The)(a) 79,407 2,032,819
Lithia Motors, Inc., Class A 8,385 2,786,587
Murphy USA, Inc.(a) 6,126 2,471,963
Penske Automotive Group,
Inc. 6,453 1,021,445
RH*(a) 5,360 960,244
Valvoline, Inc.*(a) 44,354 1,288,927
38,131,430
Technology Hardware, Storage & Peripherals 0 .7%
Pure Storage, Inc., Class A* 108,340 7,259,863
Textiles, Apparel & Luxury Goods 0 .6%
Capri Holdings Ltd.* 41,540 1,013,576
Columbia Sportswear Co.(a) 8,982 494,818
Crocs, Inc.*(a) 19,058 1,629,840
PVH Corp.(a) 16,774 1,124,194
VF Corp.(a) 114,491 2,069,997
6,332,425
Trading Companies & Distributors 1 .7%
Applied Industrial
Technologies, Inc. 12,831 3,294,616
Core & Main, Inc., Class A* 66,176 3,439,167
GATX Corp.(a) 12,422 2,106,771

88 - Statement of Investments - December 31, 2025 - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Trading Companies & Distributors
MSC Industrial Direct Co., Inc.,
Class A 15,930 1,339,713
Watsco, Inc. 12,179 4,103,714
WESCO International, Inc.(a) 16,980 4,153,987
18,437,968
Water Utilities 0 .3%
Essential Utilities, Inc. 97,865 3,754,101
Total Common Stocks
(cost $703,465,306) 1,112,593,998
Repurchase Agreements 7 .8%
Principal
Amount ($)
Bank of America NA,
3.85%, dated 12/31/2025,
due 1/2/2026, repurchase
price $12,602,695,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
5/1/2049 - 9/1/2050;
total market value
$12,852,000.(b)(c) 12,600,000 12,600,000
BNP Paribas Securities
Corp.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $7,001,482,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
7/31/2026 - 11/15/2054;
total market value
$7,140,000.(b)(c) 7,000,000 7,000,000
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $5,683,530,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $5,795,965.(b)(c) 5,682,318 5,682,318
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $4,000,853,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $4,080,000.(b)(c) 4,000,000 4,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $8,001,707,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.13%
- 7.50%, maturing
3/31/2026 - 4/20/2071;
total market value
$8,161,741.(b)(c) 8,000,000 8,000,000
Citi Global Market, Inc.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $15,003,175,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
2/15/2028 - 10/31/2029;
total market value
$15,300,004.(b)(c) 15,000,000 15,000,000
MetLife, Inc.,
3.83%, dated 12/31/2025,
due 1/2/2026, repurchase
price $25,005,319,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048;
total market value
$25,512,920.(b)(c) 25,000,000 25,000,000
Pershing LLC,
3.72%, dated 12/31/2025,
due 1/2/2026, repurchase
price $9,001,860,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
2/15/2026 - 12/20/2075;
total market value
$9,180,000.(b)(c) 9,000,000 9,000,000
Total Repurchase Agreements
(cost $86,282,318) 86,282,318
Total Investments
(cost $789,747,624) — 108.0% 1,198,876,316
Liabilities in excess of other assets — (8.0)% (88,353,026)
NET ASSETS — 100.0%
$ 1,110,523,290
* Denotes a non-income producing security.

NVIT Mid Cap Index Fund - December 31, 2025 - Statement of Investments - 89
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $181,384,207, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $86,282,318 and by
$101,244,810 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.75%, and maturity dates ranging from 1/15/2026 -
8/15/2055, a total value of $187,527,128.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$86,282,318.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 11 3/2026 USD 3,657,720 (34,185)
Net contracts (34,185)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

90 - Statement of Investments - December 31, 2025 - NVIT NASDAQ-100 Index Fund
Common Stocks 98 .9%
Shares Value ($)
Aerospace & Defense 0 .3%
Axon Enterprise, Inc.* 1,154 655,391
Automobiles 3 .9%
Tesla, Inc.* 23,410 10,527,945
Beverages 1 .9%
Coca-Cola Europacific
Partners plc 6,740 611,318
Keurig Dr Pepper, Inc. 19,722 552,413
Monster Beverage Corp.* 14,287 1,095,384
PepsiCo, Inc. 19,976 2,866,956
5,126,071
Biotechnology 3 .3%
Alnylam Pharmaceuticals,
Inc.*(a) 1,927 766,272
Amgen, Inc. 7,867 2,574,948
Gilead Sciences, Inc. 18,141 2,226,626
Insmed, Inc.* 3,096 538,828
Regeneron Pharmaceuticals,
Inc. 1,510 1,165,524
Vertex Pharmaceuticals, Inc.* 3,707 1,680,605
8,952,803
Broadline Retail 5 .8%
Amazon.com, Inc.* 56,573 13,058,180
MercadoLibre, Inc.* 741 1,492,567
PDD Holdings, Inc., ADR-CN* 9,696 1,099,429
15,650,176
Chemicals 1 .1%
Linde plc 6,822 2,908,833
Commercial Services & Supplies 0 .6%
Cintas Corp. 5,877 1,105,287
Copart, Inc.* 14,052 550,136
1,655,423
Communications Equipment 1 .7%
Cisco Systems, Inc. 57,724 4,446,480
Construction & Engineering 0 .3%
Ferrovial SE 10,776 696,237
Consumer Staples Distribution & Retail 2 .1%
Costco Wholesale Corp. 6,475 5,583,651
Electric Utilities 1 .4%
American Electric Power Co.,
Inc. 7,823 902,070
Constellation Energy Corp. 4,556 1,609,498
Exelon Corp. 14,788 644,609
Xcel Energy, Inc. 8,696 642,287
3,798,464
Energy Equipment & Services 0 .3%
Baker Hughes Co., Class A 14,499 660,284
Entertainment 3 .1%
Electronic Arts, Inc. 3,649 745,600
Netflix, Inc.* 61,906 5,804,307
Take-Two Interactive Software,
Inc.* 2,714 694,865
Warner Bros Discovery, Inc.* 36,250 1,044,725
8,289,497
Financial Services 0 .3%
PayPal Holdings, Inc. 13,623 795,311
Common Stocks
Shares Value ($)
Food Products 0 .5%
Kraft Heinz Co. (The) 17,235 417,949
Mondelez International, Inc.,
Class A 18,880 1,016,310
1,434,259
Ground Transportation 0 .6%
CSX Corp. 27,253 987,921
Old Dominion Freight Line,
Inc.(a) 3,036 476,045
1,463,966
Health Care Equipment & Supplies 1 .7%
Dexcom, Inc.* 5,687 377,446
GE HealthCare Technologies,
Inc. 6,613 542,398
IDEXX Laboratories, Inc.* 1,164 787,481
Intuitive Surgical, Inc.* 5,179 2,933,179
4,640,504
Hotels, Restaurants & Leisure 2 .7%
Airbnb, Inc., Class A* 6,247 847,843
Booking Holdings, Inc.(a) 472 2,527,716
DoorDash, Inc., Class A*(a) 5,936 1,344,385
Marriott International, Inc.,
Class A 3,922 1,216,761
Starbucks Corp. 16,602 1,398,055
7,334,760
Industrial Conglomerates 0 .7%
Honeywell International, Inc. 9,276 1,809,655
Interactive Media & Services 10 .8%
Alphabet, Inc., Class A 30,789 9,636,957
Alphabet, Inc., Class C 28,614 8,979,073
Meta Platforms, Inc., Class A 15,542 10,259,119
28,875,149
IT Services 1 .3%
Cognizant Technology
Solutions Corp., Class A 7,006 581,498
Shopify, Inc., Class A* 17,862 2,875,246
3,456,744
Machinery 0 .3%
PACCAR, Inc. 7,712 844,541
Media 0 .7%
Charter Communications, Inc.,
Class A* 1,880 392,450
Comcast Corp., Class A 53,032 1,585,126
1,977,576
Oil, Gas & Consumable Fuels 0 .2%
Diamondback Energy, Inc. 4,213 633,340
Pharmaceuticals 0 .3%
AstraZeneca plc, ADR-UK 8,507 782,049
Professional Services 1 .3%
Automatic Data Processing,
Inc. 5,908 1,519,715
Paychex, Inc. 5,295 593,993
Thomson Reuters Corp. 6,471 853,460
Verisk Analytics, Inc., Class A 2,027 453,420
3,420,588
Real Estate Management & Development 0 .2%
CoStar Group, Inc.*(a) 6,171 414,938

NVIT NASDAQ-100 Index Fund - December 31, 2025 - Statement of Investments - 91
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 24 .2%
Advanced Micro Devices, Inc.* 23,785 5,093,796
Analog Devices, Inc. 7,138 1,935,826
Applied Materials, Inc. 11,639 2,991,107
ARM Holdings plc, ADR* 2,048 223,867
ASML Holding NV
(Registered), ADR-NL 1,282 1,371,560
Broadcom, Inc. 24,991 8,649,385
Intel Corp.* 69,688 2,571,487
KLA Corp. 1,921 2,334,169
Lam Research Corp. 18,350 3,141,153
Marvell Technology, Inc. 12,608 1,071,428
Microchip Technology, Inc. 7,845 499,883
Micron Technology, Inc. 16,441 4,692,426
Monolithic Power Systems,
Inc. 702 636,265
NVIDIA Corp. 128,597 23,983,340
NXP Semiconductors NV 3,664 795,308
QUALCOMM, Inc. 15,647 2,676,419
Texas Instruments, Inc. 13,282 2,304,294
64,971,713
Software 16 .5%
Adobe, Inc.* 6,123 2,142,989
AppLovin Corp., Class A* 4,494 3,028,147
Atlassian Corp., Class A* 2,449 397,081
Autodesk, Inc.* 3,080 911,711
Cadence Design Systems,
Inc.* 3,977 1,243,131
Crowdstrike Holdings, Inc.,
Class A* 3,666 1,718,474
Datadog, Inc., Class A* 4,761 647,448
Fortinet, Inc.* 10,895 865,172
Intuit, Inc. 4,065 2,692,737
Microsoft Corp. 39,332 19,021,742
Palantir Technologies, Inc.,
Class A* 33,373 5,932,051
Palo Alto Networks, Inc.* 10,183 1,875,709
Roper Technologies, Inc. 1,573 700,189
Strategy, Inc., Class A*(a) 3,938 598,379
Synopsys, Inc.* 2,713 1,274,350
Workday, Inc., Class A* 3,129 672,047
Zscaler, Inc.* 2,315 520,690
44,242,047
Specialty Retail 0 .7%
O'Reilly Automotive, Inc.* 12,342 1,125,714
Ross Stores, Inc. 4,732 852,422
1,978,136
Technology Hardware, Storage & Peripherals 8 .6%
Apple, Inc. 78,197 21,258,636
Seagate Technology Holdings
plc(a) 3,135 863,348
Western Digital Corp. 4,971 856,354
22,978,338
Trading Companies & Distributors 0 .3%
Fastenal Co. 16,771 673,020
Wireless Telecommunication Services 1 .2%
T-Mobile US, Inc. 16,341 3,317,877
Total Common Stocks
(cost $256,052,645) 264,995,766
Repurchase Agreement 0 .7%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $1,958,795,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $1,997,545.(b)(c) 1,958,377 1,958,377
Total Repurchase Agreement
(cost $1,958,377) 1,958,377
Total Investments
(cost $258,011,022) — 99.6% 266,954,143
Other assets in excess of liabilities — 0.4% 1,155,908
NET ASSETS — 100.0%
$ 268,110,051
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $5,084,739, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,958,377 and by
$3,292,050 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.13%, and maturity dates ranging from 1/15/2026 -
8/15/2054, a total value of $5,250,427.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$1,958,377.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CN China
NL Netherlands
UK United Kingdom

92 - Statement of Investments - December 31, 2025 - NVIT NASDAQ-100 Index Fund
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 Micro E-Mini Index 14 3/2026 USD 712,789 3,728
Net contracts 3,728
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT S&P 500 Index Fund - December 31, 2025 - Statement of Investments - 93
Common Stocks 99 .0%
Shares Value ($)
Aerospace & Defense 2 .2%
Axon Enterprise, Inc.*(a) 7,463 4,238,462
Boeing Co. (The)* 75,070 16,299,198
GE Aerospace 102,150 31,465,265
General Dynamics Corp. 24,515 8,253,220
Howmet Aerospace, Inc. 39,141 8,024,688
Huntington Ingalls Industries,
Inc.(a) 3,659 1,244,316
L3Harris Technologies, Inc. 18,342 5,384,661
Lockheed Martin Corp. 19,908 9,628,902
Northrop Grumman Corp. 13,106 7,473,172
RTX Corp. 128,939 23,647,413
Textron, Inc.(a) 17,907 1,560,953
TransDigm Group, Inc. 5,465 7,267,630
124,487,880
Air Freight & Logistics 0 .3%
CH Robinson Worldwide, Inc.
(a) 11,577 1,861,119
Expeditors International of
Washington, Inc. 13,110 1,953,521
FedEx Corp. 21,076 6,088,013
United Parcel Service, Inc.,
Class B 70,373 6,980,298
16,882,951
Automobile Components 0 .0%
†
Aptiv plc* 22,067 1,679,078
Automobiles 2 .4%
Ford Motor Co. 375,205 4,922,690
General Motors Co. 91,263 7,421,507
Tesla, Inc.* 271,333 122,023,877
134,368,074
Banks 3 .5%
Bank of America Corp. 528,944 29,091,920
Citigroup, Inc. 177,330 20,692,638
Citizens Financial Group, Inc. 41,472 2,422,380
Fifth Third Bancorp(a) 69,510 3,253,763
Huntington Bancshares, Inc. 153,787 2,668,204
JPMorgan Chase & Co. 262,866 84,700,683
KeyCorp 110,710 2,285,054
M&T Bank Corp.(a) 14,841 2,990,165
PNC Financial Services
Group, Inc. (The)(a) 39,013 8,143,183
Regions Financial Corp. 84,673 2,294,638
Truist Financial Corp. 123,526 6,078,714
US Bancorp 154,094 8,222,456
Wells Fargo & Co. 303,115 28,250,318
201,094,116
Beverages 1 .0%
Brown-Forman Corp., Class
B(a) 15,771 410,992
Coca-Cola Co. (The) 373,108 26,083,980
Constellation Brands, Inc.,
Class A(a) 13,750 1,896,950
Keurig Dr Pepper, Inc. 128,733 3,605,812
Molson Coors Beverage Co.,
Class B 14,728 687,503
Monster Beverage Corp.* 69,295 5,312,848
PepsiCo, Inc. 131,881 18,927,561
56,925,646
Common Stocks
Shares Value ($)
Biotechnology 1 .7%
AbbVie, Inc. 170,921 39,053,739
Amgen, Inc. 51,859 16,973,969
Biogen, Inc.* 14,203 2,499,586
Gilead Sciences, Inc. 119,607 14,680,563
Incyte Corp.* 15,956 1,575,974
Moderna, Inc.*(a) 33,569 989,950
Regeneron Pharmaceuticals,
Inc. 9,737 7,515,698
Vertex Pharmaceuticals, Inc.* 24,782 11,235,168
94,524,647
Broadline Retail 3 .9%
Amazon.com, Inc.* 939,361 216,823,306
eBay, Inc. 43,333 3,774,304
220,597,610
Building Products 0 .4%
A O Smith Corp. 10,396 695,284
Allegion plc 7,786 1,239,687
Builders FirstSource, Inc.* 9,975 1,026,328
Carrier Global Corp. 79,322 4,191,374
Johnson Controls International
plc 59,012 7,066,687
Lennox International, Inc.(a) 3,060 1,485,875
Masco Corp.(a) 20,486 1,300,042
Trane Technologies plc 21,575 8,396,990
25,402,267
Capital Markets 3 .4%
Ameriprise Financial, Inc. 9,080 4,452,287
Ares Management Corp.,
Class A 19,752 3,192,516
Bank of New York Mellon
Corp. (The) 67,199 7,801,132
Blackrock, Inc. 13,722 14,687,206
Blackstone, Inc. 70,524 10,870,569
Cboe Global Markets, Inc. 10,128 2,542,128
Charles Schwab Corp. (The) 161,289 16,114,384
CME Group, Inc. 34,607 9,450,480
Coinbase Global, Inc., Class
A* 21,538 4,870,603
FactSet Research Systems,
Inc. 3,797 1,101,851
Franklin Resources, Inc. 33,548 801,462
Goldman Sachs Group, Inc.
(The) 29,345 25,794,255
Interactive Brokers Group,
Inc., Class A 42,891 2,758,320
Intercontinental Exchange, Inc. 55,175 8,936,143
Invesco Ltd. 42,078 1,105,389
KKR & Co., Inc. 66,810 8,516,939
Moody's Corp. 14,973 7,648,957
Morgan Stanley 117,240 20,813,617
MSCI, Inc., Class A 7,426 4,260,519
Nasdaq, Inc.(a) 44,429 4,315,389
Northern Trust Corp. 18,975 2,591,795
Raymond James Financial,
Inc.(a) 17,860 2,868,137
Robinhood Markets, Inc.,
Class A* 75,023 8,485,101
S&P Global, Inc. 30,354 15,862,697
State Street Corp. 26,971 3,479,529

94 - Statement of Investments - December 31, 2025 - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 20,936 2,143,428
195,464,833
Chemicals 1 .0%
Air Products & Chemicals, Inc. 21,735 5,368,980
Albemarle Corp. 11,178 1,581,016
CF Industries Holdings, Inc.(a) 15,789 1,221,121
Corteva, Inc.(a) 65,214 4,371,294
Dow, Inc. 69,794 1,631,784
DuPont de Nemours, Inc. 40,707 1,636,421
Ecolab, Inc. 24,842 6,521,522
International Flavors &
Fragrances, Inc.(a) 24,364 1,641,890
Linde plc 45,169 19,259,610
LyondellBasell Industries NV,
Class A(a) 25,462 1,102,505
Mosaic Co. (The) 33,457 805,979
PPG Industries, Inc. 22,241 2,278,813
Sherwin-Williams Co. (The) 22,536 7,302,340
54,723,275
Commercial Services & Supplies 0 .4%
Cintas Corp. 33,413 6,283,983
Copart, Inc.* 83,959 3,286,995
Republic Services, Inc., Class
A 19,662 4,166,968
Rollins, Inc. 28,112 1,687,282
Veralto Corp. 23,690 2,363,788
Waste Management, Inc. 35,634 7,829,146
25,618,162
Communications Equipment 0 .9%
Arista Networks, Inc.* 99,374 13,020,975
Cisco Systems, Inc. 381,460 29,383,864
F5, Inc.*(a) 5,806 1,482,040
Motorola Solutions, Inc. 16,235 6,223,200
50,110,079
Construction & Engineering 0 .2%
Comfort Systems USA, Inc. 3,398 3,171,319
EMCOR Group, Inc. 4,258 2,605,002
Quanta Services, Inc. 14,197 5,991,986
11,768,307
Construction Materials 0 .3%
CRH plc 64,722 8,077,305
Martin Marietta Materials, Inc. 5,807 3,615,787
Vulcan Materials Co. 12,714 3,626,287
15,319,379
Consumer Finance 0 .7%
American Express Co. 52,535 19,435,323
Capital One Financial Corp. 61,811 14,980,514
Synchrony Financial 34,779 2,901,612
37,317,449
Consumer Staples Distribution & Retail 1 .8%
Costco Wholesale Corp. 42,915 37,007,321
Dollar General Corp. 20,961 2,782,992
Dollar Tree, Inc.* 18,811 2,313,941
Kroger Co. (The)(a) 58,184 3,635,336
Sysco Corp. 45,100 3,323,419
Target Corp. 43,258 4,228,470
Walmart, Inc. 424,265 47,267,364
100,558,843
Common Stocks
Shares Value ($)
Containers & Packaging 0 .2%
Amcor plc(a) 222,939 1,859,311
Avery Dennison Corp. 7,922 1,440,853
Ball Corp. 25,343 1,342,419
International Paper Co.(a) 50,776 2,000,067
Packaging Corp. of America 8,902 1,835,860
Smurfit WestRock plc 50,839 1,965,944
10,444,454
Distributors 0 .0%
†
Genuine Parts Co. 13,777 1,694,020
Pool Corp.(a) 3,151 720,791
2,414,811
Diversified Telecommunication Services 0 .6%
AT&T, Inc. 688,801 17,109,817
Verizon Communications, Inc. 406,151 16,542,530
33,652,347
Electric Utilities 1 .5%
Alliant Energy Corp.(a) 25,060 1,629,151
American Electric Power Co.,
Inc. 51,390 5,925,781
Constellation Energy Corp. 30,244 10,684,298
Duke Energy Corp. 74,337 8,713,040
Edison International 37,333 2,240,727
Entergy Corp. 43,924 4,059,895
Evergy, Inc. 21,313 1,544,979
Eversource Energy 35,655 2,400,651
Exelon Corp.(a) 97,494 4,249,764
FirstEnergy Corp. 49,195 2,202,460
NextEra Energy, Inc.(a) 198,368 15,924,983
NRG Energy, Inc. 18,431 2,934,952
PG&E Corp. 210,777 3,387,186
Pinnacle West Capital Corp.(a) 12,033 1,067,327
PPL Corp.(a) 71,994 2,521,230
Southern Co. (The) 106,434 9,281,045
Xcel Energy, Inc. 56,579 4,178,925
82,946,394
Electrical Equipment 0 .8%
AMETEK, Inc. 22,156 4,548,848
Eaton Corp. plc 37,517 11,949,540
Emerson Electric Co. 54,836 7,277,834
GE Vernova, Inc. 26,228 17,141,834
Generac Holdings, Inc.* 5,965 813,447
Hubbell, Inc., Class B 4,979 2,211,224
Rockwell Automation, Inc. 10,662 4,148,264
48,090,991
Electronic Equipment, Instruments & Components 0 .7%
Amphenol Corp., Class A 117,609 15,893,680
CDW Corp. 12,839 1,748,672
Corning, Inc. 74,299 6,505,620
Jabil, Inc. 10,242 2,335,381
Keysight Technologies, Inc.* 16,352 3,322,563
TE Connectivity plc 28,868 6,567,759
Teledyne Technologies, Inc.* 4,396 2,245,169
Trimble, Inc.* 23,162 1,814,743
Zebra Technologies Corp.,
Class A* 5,141 1,248,337
41,681,924
Energy Equipment & Services 0 .2%
Baker Hughes Co., Class A 94,004 4,280,942
Halliburton Co. 82,061 2,319,044

NVIT S&P 500 Index Fund - December 31, 2025 - Statement of Investments - 95
Common Stocks
Shares Value ($)
Energy Equipment & Services
SLB Ltd. 144,757 5,555,774
12,155,760
Entertainment 1 .4%
Electronic Arts, Inc. 21,411 4,374,910
Live Nation Entertainment,
Inc.*(a) 15,198 2,165,715
Netflix, Inc.* 409,163 38,363,123
Take-Two Interactive Software,
Inc.* 16,401 4,199,148
TKO Group Holdings, Inc.,
Class A(a) 6,774 1,415,766
Walt Disney Co. (The) 173,531 19,742,622
Warner Bros Discovery, Inc.* 236,253 6,808,811
77,070,095
Financial Services 3 .8%
Apollo Global Management,
Inc.(a) 43,786 6,338,461
Berkshire Hathaway, Inc.,
Class B* 177,069 89,003,733
Block, Inc., Class A* 52,383 3,409,610
Corpay, Inc.* 6,672 2,007,805
Fidelity National Information
Services, Inc. 50,092 3,329,114
Fiserv, Inc.* 51,855 3,483,100
Global Payments, Inc. 23,746 1,837,941
Jack Henry & Associates, Inc.
(a) 7,363 1,343,600
Mastercard, Inc., Class A 79,518 45,395,236
PayPal Holdings, Inc. 91,184 5,323,322
Visa, Inc., Class A(a) 163,631 57,387,028
218,858,950
Food Products 0 .4%
Archer-Daniels-Midland Co. 46,114 2,651,094
Bunge Global SA(a) 13,694 1,219,861
Campbell's Co. (The)(a) 20,922 583,096
Conagra Brands, Inc.(a) 48,773 844,261
General Mills, Inc. 50,814 2,362,851
Hershey Co. (The) 14,030 2,553,179
Hormel Foods Corp. 30,704 727,685
J M Smucker Co. (The) 10,562 1,033,069
Kraft Heinz Co. (The) 83,952 2,035,836
Lamb Weston Holdings, Inc. 14,883 623,449
McCormick & Co., Inc.
(Non-Voting) 23,988 1,633,823
Mondelez International, Inc.,
Class A 126,190 6,792,808
Tyson Foods, Inc., Class A 29,168 1,709,828
24,770,840
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 15,836 2,654,589
Ground Transportation 0 .8%
CSX Corp. 178,122 6,456,923
JB Hunt Transport Services,
Inc. 7,482 1,454,052
Norfolk Southern Corp. 21,516 6,212,100
Old Dominion Freight Line,
Inc.(a) 17,698 2,775,046
Uber Technologies, Inc.* 200,885 16,414,313
Common Stocks
Shares Value ($)
Ground Transportation
Union Pacific Corp. 57,485 13,297,430
46,609,864
Health Care Equipment & Supplies 2 .0%
Abbott Laboratories 167,655 21,005,495
Align Technology, Inc.* 6,365 993,895
Baxter International, Inc.(a) 52,642 1,005,989
Becton Dickinson & Co. 27,278 5,293,841
Boston Scientific Corp.* 143,075 13,642,201
Cooper Cos., Inc. (The)* 19,866 1,628,217
Dexcom, Inc.* 37,356 2,479,318
Edwards Lifesciences Corp.* 55,872 4,763,088
GE HealthCare Technologies,
Inc. 43,303 3,551,712
Hologic, Inc.* 21,696 1,616,135
IDEXX Laboratories, Inc.* 7,847 5,308,731
Insulet Corp.* 6,654 1,891,333
Intuitive Surgical, Inc.* 34,531 19,556,977
Medtronic plc 123,739 11,886,368
ResMed, Inc.(a) 13,828 3,330,750
Solventum Corp.* 15,352 1,216,493
STERIS plc 9,323 2,363,567
Stryker Corp. 33,212 11,673,022
Zimmer Biomet Holdings, Inc.
(a) 19,798 1,780,236
114,987,368
Health Care Providers & Services 1 .6%
Cardinal Health, Inc. 22,824 4,690,332
Cencora, Inc. 18,638 6,294,984
Centene Corp.* 46,481 1,912,693
Cigna Group (The) 25,463 7,008,181
CVS Health Corp. 123,269 9,782,628
DaVita, Inc.*(a) 3,730 423,765
Elevance Health, Inc. 21,413 7,506,327
HCA Healthcare, Inc. 15,641 7,302,157
Henry Schein, Inc.*(a) 11,010 832,136
Humana, Inc. 11,439 2,929,871
Labcorp Holdings, Inc. 7,887 1,978,691
McKesson Corp. 12,079 9,908,283
Molina Healthcare, Inc.* 4,861 843,578
Quest Diagnostics, Inc. 10,571 1,834,386
UnitedHealth Group, Inc. 87,242 28,799,457
Universal Health Services,
Inc., Class B 5,410 1,179,488
93,226,957
Health Care REITs 0 .3%
Alexandria Real Estate
Equities, Inc.(a) 15,941 780,152
Healthpeak Properties, Inc. 67,767 1,089,693
Ventas, Inc.(a) 43,892 3,396,363
Welltower, Inc. 64,860 12,038,665
17,304,873
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc.(a) 60,893 1,079,633
Hotels, Restaurants & Leisure 1 .8%
Airbnb, Inc., Class A* 42,039 5,705,533
Booking Holdings, Inc. 3,132 16,772,894
Carnival Corp.* 107,448 3,281,462
Chipotle Mexican Grill, Inc.,
Class A* 127,356 4,712,172
Darden Restaurants, Inc. 11,067 2,036,549

96 - Statement of Investments - December 31, 2025 - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Domino's Pizza, Inc. 2,875 1,198,357
DoorDash, Inc., Class A* 35,983 8,149,430
Expedia Group, Inc. 11,316 3,205,936
Hilton Worldwide Holdings,
Inc.(a) 22,848 6,563,088
Las Vegas Sands Corp. 29,483 1,919,048
Marriott International, Inc.,
Class A 21,698 6,731,588
McDonald's Corp. 68,740 21,009,006
MGM Resorts International*(a) 19,091 696,631
Norwegian Cruise Line
Holdings Ltd.*(a) 46,290 1,033,193
Royal Caribbean Cruises Ltd.
(a) 24,175 6,742,891
Starbucks Corp.(a) 110,086 9,270,342
Wynn Resorts Ltd.(a) 8,098 974,432
Yum! Brands, Inc.(a) 27,307 4,131,003
104,133,555
Household Durables 0 .2%
DR Horton, Inc. 27,195 3,916,896
Garmin Ltd. 15,511 3,146,406
Lennar Corp., Class A(a) 21,574 2,217,807
NVR, Inc.* 271 1,976,341
PulteGroup, Inc. 19,030 2,231,458
13,488,908
Household Products 0 .8%
Church & Dwight Co., Inc.(a) 22,595 1,894,591
Clorox Co. (The) 12,398 1,250,090
Colgate-Palmolive Co. 78,176 6,177,468
Kimberly-Clark Corp. 31,206 3,148,373
Procter & Gamble Co. (The) 225,636 32,335,895
44,806,417
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 73,552 1,054,735
Vistra Corp. 30,296 4,887,654
5,942,389
Industrial Conglomerates 0 .4%
3M Co. 51,711 8,278,931
Honeywell International, Inc. 61,300 11,959,017
20,237,948
Industrial REITs 0 .2%
Prologis, Inc. 90,054 11,496,294
Insurance 1 .8%
Aflac, Inc. 47,122 5,196,143
Allstate Corp. (The)(a) 25,407 5,288,467
American International Group,
Inc. 52,789 4,516,099
Aon plc, Class A 20,824 7,348,373
Arch Capital Group Ltd.* 36,064 3,459,259
Arthur J Gallagher & Co. 24,924 6,450,082
Assurant, Inc. 4,613 1,111,041
Brown & Brown, Inc.(a) 27,272 2,173,578
Chubb Ltd. 35,657 11,129,263
Cincinnati Financial Corp. 14,856 2,426,282
Erie Indemnity Co., Class A(a) 2,643 757,616
Everest Group Ltd. 4,254 1,443,595
Globe Life, Inc. 8,363 1,169,649
Common Stocks
Shares Value ($)
Insurance
Hartford Insurance Group, Inc.
(The) 26,907 3,707,785
Loews Corp. 17,480 1,840,819
Marsh & McLennan Cos., Inc. 47,357 8,785,671
MetLife, Inc. 53,444 4,218,869
Principal Financial Group, Inc. 18,084 1,595,190
Progressive Corp. (The) 56,674 12,905,803
Prudential Financial, Inc.(a) 33,541 3,786,108
Travelers Cos., Inc. (The) 21,725 6,301,553
W R Berkley Corp.(a) 28,631 2,007,606
Willis Towers Watson plc(a) 9,652 3,171,647
100,790,498
Interactive Media & Services 8 .0%
Alphabet, Inc., Class A 561,796 175,842,148
Alphabet, Inc., Class C 449,014 140,900,593
Match Group, Inc. 22,017 710,929
Meta Platforms, Inc., Class A 210,301 138,817,587
456,271,257
IT Services 1 .0%
Accenture plc, Class A 60,046 16,110,342
Akamai Technologies, Inc.* 14,304 1,248,024
Cognizant Technology
Solutions Corp., Class A 46,609 3,868,547
EPAM Systems, Inc.* 5,566 1,140,362
Gartner, Inc.* 7,379 1,861,574
GoDaddy, Inc., Class A* 13,574 1,684,262
International Business
Machines Corp. 89,732 26,579,516
VeriSign, Inc. 7,867 1,911,287
54,403,914
Leisure Products 0 .0%
†
Hasbro, Inc. 12,006 984,492
Life Sciences Tools & Services 0 .9%
Agilent Technologies, Inc. 27,074 3,683,959
Bio-Techne Corp. 15,939 937,373
Charles River Laboratories
International, Inc.* 4,419 881,502
Danaher Corp. 61,443 14,065,532
IQVIA Holdings, Inc.* 16,255 3,664,039
Mettler-Toledo International,
Inc.* 1,946 2,713,094
Revvity, Inc. 10,921 1,056,607
Thermo Fisher Scientific, Inc. 36,375 21,077,494
Waters Corp.* 5,634 2,139,962
West Pharmaceutical
Services, Inc. 7,225 1,987,886
52,207,448
Machinery 1 .6%
Caterpillar, Inc. 45,128 25,852,477
Cummins, Inc. 13,159 6,717,012
Deere & Co. 24,384 11,352,459
Dover Corp. 12,938 2,526,015
Fortive Corp.(a) 32,584 1,798,963
IDEX Corp. 7,383 1,313,731
Illinois Tool Works, Inc.(a) 25,805 6,355,772
Ingersoll Rand, Inc.(a) 34,564 2,738,160
Nordson Corp. 4,993 1,200,467
Otis Worldwide Corp. 37,371 3,264,357
PACCAR, Inc. 50,142 5,491,050
Parker-Hannifin Corp. 12,380 10,881,525

NVIT S&P 500 Index Fund - December 31, 2025 - Statement of Investments - 97
Common Stocks
Shares Value ($)
Machinery
Pentair plc 15,544 1,618,752
Snap-on, Inc. 5,039 1,736,439
Stanley Black & Decker, Inc.
(a) 15,863 1,178,304
Westinghouse Air Brake
Technologies Corp. 16,267 3,472,191
Xylem, Inc. 23,136 3,150,660
90,648,334
Media 0 .4%
Charter Communications, Inc.,
Class A* 9,289 1,939,079
Comcast Corp., Class A 356,983 10,670,222
Fox Corp., Class A(a) 20,620 1,506,703
Fox Corp., Class B 17,294 1,122,900
News Corp., Class A 35,275 921,383
News Corp., Class B 15,194 450,198
Omnicom Group, Inc. 31,717 2,561,148
Paramount Skydance Corp.,
Class B(a) 19,876 266,338
Trade Desk, Inc. (The), Class
A* 42,742 1,622,486
21,060,457
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 139,916 7,106,333
Newmont Corp. 105,812 10,565,328
Nucor Corp.(a) 21,897 3,571,620
Steel Dynamics, Inc. 13,417 2,273,511
23,516,792
Multi-Utilities 0 .6%
Ameren Corp. 26,596 2,655,877
CenterPoint Energy, Inc.(a) 63,265 2,425,580
CMS Energy Corp. 29,794 2,083,494
Consolidated Edison, Inc. 34,212 3,397,936
Dominion Energy, Inc.(a) 81,201 4,757,567
DTE Energy Co. 20,152 2,599,205
NiSource, Inc. 46,401 1,937,706
Public Service Enterprise
Group, Inc. 47,358 3,802,847
Sempra 63,774 5,630,606
WEC Energy Group, Inc. 31,499 3,321,885
32,612,703
Office REITs 0 .0%
†
BXP, Inc.(a) 14,849 1,002,011
Oil, Gas & Consumable Fuels 2 .6%
APA Corp.(a) 36,689 897,413
Chevron Corp. 185,389 28,255,137
ConocoPhillips 120,398 11,270,457
Coterra Energy, Inc. 75,597 1,989,713
Devon Energy Corp. 61,190 2,241,390
Diamondback Energy, Inc. 17,681 2,657,985
EOG Resources, Inc. 53,347 5,601,968
EQT Corp. 59,071 3,166,206
Expand Energy Corp. 22,663 2,501,089
Exxon Mobil Corp. 410,671 49,420,148
Kinder Morgan, Inc. 190,260 5,230,247
Marathon Petroleum Corp. 28,955 4,708,952
Occidental Petroleum Corp.(a) 67,807 2,788,224
ONEOK, Inc.(a) 61,543 4,523,410
Phillips 66 39,594 5,109,210
Targa Resources Corp. 20,306 3,746,457
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Texas Pacific Land Corp.(a) 5,475 1,572,530
Valero Energy Corp. 29,565 4,812,886
Williams Cos., Inc. (The) 118,531 7,124,898
147,618,320
Passenger Airlines 0 .2%
Delta Air Lines, Inc. 61,657 4,278,996
Southwest Airlines Co.(a) 50,876 2,102,705
United Airlines Holdings, Inc.* 30,762 3,439,807
9,821,508
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 23,294 2,439,348
Kenvue, Inc. 182,377 3,146,003
5,585,351
Pharmaceuticals 3 .3%
Bristol-Myers Squibb Co. 197,647 10,661,079
Eli Lilly & Co. 76,743 82,474,167
Johnson & Johnson 232,795 48,176,925
Merck & Co., Inc. 240,607 25,326,293
Pfizer, Inc. 550,016 13,695,399
Viatris, Inc. 105,664 1,315,517
Zoetis, Inc., Class A 43,406 5,461,343
187,110,723
Professional Services 0 .5%
Automatic Data Processing,
Inc. 38,473 9,896,410
Broadridge Financial
Solutions, Inc. 11,472 2,560,206
Dayforce, Inc.* 15,897 1,099,437
Equifax, Inc. 11,945 2,591,826
Jacobs Solutions, Inc. 11,891 1,575,082
Leidos Holdings, Inc. 12,541 2,262,396
Paychex, Inc.(a) 31,838 3,571,587
Paycom Software, Inc.(a) 5,334 850,026
Verisk Analytics, Inc., Class A 13,198 2,952,261
27,359,231
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 28,110 4,519,807
CoStar Group, Inc.* 39,975 2,687,919
7,207,726
Residential REITs 0 .2%
AvalonBay Communities, Inc.
(a) 13,537 2,454,393
Camden Property Trust(a) 10,495 1,155,290
Equity Residential 33,171 2,091,100
Essex Property Trust, Inc. 5,907 1,545,744
Invitation Homes, Inc. 55,688 1,547,569
Mid-America Apartment
Communities, Inc. 11,524 1,600,799
UDR, Inc. 29,595 1,085,545
11,480,440
Retail REITs 0 .2%
Federal Realty Investment
Trust 7,827 788,962
Kimco Realty Corp. 66,919 1,356,448
Realty Income Corp.(a) 87,801 4,949,342
Regency Centers Corp. 15,007 1,035,933

98 - Statement of Investments - December 31, 2025 - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Retail REITs
Simon Property Group, Inc. 31,935 5,911,488
14,042,173
Semiconductors & Semiconductor Equipment 14 .0%
Advanced Micro Devices, Inc.* 156,326 33,478,776
Analog Devices, Inc. 47,969 13,009,193
Applied Materials, Inc. 77,303 19,866,098
Broadcom, Inc. 456,000 157,821,600
First Solar, Inc.* 10,206 2,666,113
Intel Corp.* 421,783 15,563,793
KLA Corp. 12,720 15,455,818
Lam Research Corp. 121,915 20,869,410
Microchip Technology, Inc. 50,901 3,243,412
Micron Technology, Inc. 107,803 30,768,054
Monolithic Power Systems,
Inc. 4,552 4,125,751
NVIDIA Corp. 2,346,449 437,612,738
NXP Semiconductors NV 24,747 5,371,584
ON Semiconductor Corp.* 40,370 2,186,035
Qnity Electronics, Inc. 20,122 1,642,961
QUALCOMM, Inc. 103,892 17,770,727
Skyworks Solutions, Inc.(a) 15,231 965,798
Teradyne, Inc. 15,127 2,927,982
Texas Instruments, Inc. 87,693 15,213,858
800,559,701
Software 10 .2%
Adobe, Inc.* 40,920 14,321,591
AppLovin Corp., Class A*(a) 26,087 17,577,942
Autodesk, Inc.* 20,830 6,165,888
Cadence Design Systems,
Inc.* 26,439 8,264,303
Crowdstrike Holdings, Inc.,
Class A* 24,041 11,269,459
Datadog, Inc., Class A* 30,774 4,184,956
Fair Isaac Corp.* 2,282 3,857,995
Fortinet, Inc.* 61,968 4,920,879
Gen Digital, Inc.(a) 52,316 1,422,472
Intuit, Inc. 26,870 17,799,225
Microsoft Corp. 717,683 347,085,853
Oracle Corp. 162,414 31,656,113
Palantir Technologies, Inc.,
Class A* 220,579 39,207,917
Palo Alto Networks, Inc.* 64,459 11,873,348
PTC, Inc.* 11,253 1,960,385
Roper Technologies, Inc. 10,546 4,694,341
Salesforce, Inc. 92,090 24,395,562
ServiceNow, Inc.* 100,180 15,346,574
Synopsys, Inc.* 18,036 8,471,870
Tyler Technologies, Inc.*(a) 4,191 1,902,504
Workday, Inc., Class A* 21,187 4,550,544
580,929,721
Specialized REITs 0 .7%
American Tower Corp. 45,472 7,983,519
Crown Castle, Inc. 41,646 3,701,080
Digital Realty Trust, Inc.(a) 30,622 4,737,530
Equinix, Inc. 9,533 7,303,803
Extra Space Storage, Inc. 20,138 2,622,371
Iron Mountain, Inc. 28,034 2,325,420
Public Storage 14,972 3,885,234
SBA Communications Corp.,
Class A 10,321 1,996,391
Common Stocks
Shares Value ($)
Specialized REITs
VICI Properties, Inc., Class A 104,118 2,927,798
Weyerhaeuser Co. 71,354 1,690,376
39,173,522
Specialty Retail 1 .7%
AutoZone, Inc.* 1,626 5,514,579
Best Buy Co., Inc.(a) 19,359 1,295,698
Carvana Co., Class A*(a) 13,656 5,763,105
Home Depot, Inc. (The) 96,317 33,142,680
Lowe's Cos., Inc. 54,041 13,032,527
O'Reilly Automotive, Inc.* 81,801 7,461,069
Ross Stores, Inc. 31,177 5,616,225
TJX Cos., Inc. (The) 107,493 16,512,000
Tractor Supply Co.(a) 52,483 2,624,675
Ulta Beauty, Inc.* 4,322 2,614,853
Williams-Sonoma, Inc.(a) 11,658 2,082,002
95,659,413
Technology Hardware, Storage & Peripherals 7 .3%
Apple, Inc. 1,426,830 387,898,004
Dell Technologies, Inc., Class
C 28,915 3,639,820
Hewlett Packard Enterprise
Co.(a) 125,902 3,024,166
HP, Inc. 89,901 2,002,994
NetApp, Inc. 18,971 2,031,604
Sandisk Corp.* 13,287 3,154,068
Seagate Technology Holdings
plc(a) 20,910 5,758,405
Super Micro Computer, Inc.*(a) 49,021 1,434,845
Western Digital Corp. 33,070 5,696,969
414,640,875
Textiles, Apparel & Luxury Goods 0 .3%
Deckers Outdoor Corp.* 13,583 1,408,149
Lululemon Athletica, Inc.* 10,644 2,211,930
NIKE, Inc., Class B 115,428 7,353,918
Ralph Lauren Corp., Class A 3,633 1,284,665
Tapestry, Inc. 19,612 2,505,825
14,764,487
Tobacco 0 .6%
Altria Group, Inc. 161,821 9,330,599
Philip Morris International, Inc. 149,943 24,050,857
33,381,456
Trading Companies & Distributors 0 .2%
Fastenal Co. 109,066 4,376,819
United Rentals, Inc. 6,322 5,116,521
WW Grainger, Inc.(a) 4,167 4,204,711
13,698,051
Water Utilities 0 .0%
†
American Water Works Co.,
Inc.(a) 18,568 2,423,124
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc. 46,796 9,501,460
Total Common Stocks
(cost $1,910,741,617) 5,643,353,145

NVIT S&P 500 Index Fund - December 31, 2025 - Statement of Investments - 99
Repurchase Agreements 1 .7%
Principal
Amount ($) Value ($)
Bank of America NA,
3.85%, dated 12/31/2025,
due 1/2/2026, repurchase
price $16,003,422,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
5/1/2049 - 9/1/2050;
total market value
$16,320,000.(b)(c) 16,000,000 16,000,000
BNP Paribas Securities
Corp.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $5,001,058,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
7/31/2026 - 11/15/2054;
total market value
$5,100,000.(b)(c) 5,000,000 5,000,000
BofA Securities, Inc.,
3.85%, dated 12/31/2025,
due 1/2/2026, repurchase
price $3,000,642,
collateralized by U.S.
Government Agency
Securities, ranging from
1.34% - 5.25%, maturing
10/20/2034 - 2/20/2073;
total market value
$3,060,000.(b)(c) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $9,473,718,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $9,661,131.(b)(c) 9,471,697 9,471,697
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $2,000,427,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $2,040,000.(b)(c) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $25,005,333,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.13%
- 7.50%, maturing
3/31/2026 - 4/20/2071;
total market value
$25,505,441.(b)(c) 25,000,000 25,000,000
Citi Global Market, Inc.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $2,000,423,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
2/15/2028 - 10/31/2029;
total market value
$2,040,001.(b)(c) 2,000,000 2,000,000
MetLife, Inc.,
3.83%, dated 12/31/2025,
due 1/2/2026, repurchase
price $9,001,915,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048;
total market value
$9,184,651.(b)(c) 9,000,000 9,000,000
Pershing LLC,
3.72%, dated 12/31/2025,
due 1/2/2026, repurchase
price $26,985,576,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
2/15/2026 - 12/20/2075;
total market value
$27,519,601.(b)(c) 26,980,000 26,980,000
Total Repurchase Agreements
(cost $98,451,697) 98,451,697
Total Investments
(cost $2,009,193,314) — 100.7% 5,741,804,842
Liabilities in excess of other assets — (0.7)% (42,039,673)
NET ASSETS — 100.0%
$ 5,699,765,169

100 - Statement of Investments - December 31, 2025 - NVIT S&P 500 Index Fund
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $169,686,849, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $98,451,697 and by
$77,215,902 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.75%, and maturity dates ranging from 1/15/2026 -
8/15/2055, a total value of $175,667,599.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$98,451,697.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

NVIT S&P 500 Index Fund - December 31, 2025 - Statement of Investments - 101
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 166 3/2026 USD 57,207,750 89,547
Net contracts 89,547
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

102 - Statement of Investments - December 31, 2025 - NVIT Small Cap Index Fund
Closed End Fund 0 .0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0 .0%
†
NexPoint Diversified Real
Estate Trust 8,522 32,639
Total Closed End Fund
(cost  $69,454) 32,639
Common Stocks 100 .2%
Shares
Aerospace & Defense 1 .9%
AAR Corp.* 7,754 641,954
AeroVironment, Inc.*(a) 7,502 1,814,659
AerSale Corp.* 6,270 44,580
AIRO Group Holdings, Inc.* 1,497 12,245
Archer Aviation, Inc., Class
A*(a) 125,602 944,527
Astronics Corp.* 6,159 334,064
Byrna Technologies, Inc.*(a) 3,864 64,877
Cadre Holdings, Inc.(a) 5,609 229,072
Ducommun, Inc.*(a) 2,726 259,324
Eve Holding, Inc.* 18,949 75,606
Firefly Aerospace, Inc.*(a) 4,102 91,762
Intuitive Machines, Inc.*(a) 21,567 350,032
Kratos Defense & Security
Solutions, Inc.* 33,110 2,513,380
Mercury Systems, Inc.*(a) 10,347 755,434
Moog, Inc., Class A 5,647 1,375,327
National Presto Industries, Inc. 1,030 109,963
Park Aerospace Corp. 3,765 80,345
Redwire Corp.*(a) 14,512 110,291
Satellogic, Inc., Class A*(a) 19,349 36,183
V2X, Inc.* 4,561 248,803
Voyager Technologies, Inc.,
Class A*(a) 2,613 68,304
VSE Corp. 4,524 781,611
10,942,343
Air Freight & Logistics 0 .1%
Forward Air Corp.*(a) 4,091 102,275
Hub Group, Inc., Class A 12,128 516,774
Radiant Logistics, Inc.* 5,309 33,606
652,655
Automobile Components 1 .1%
Adient plc* 16,163 309,845
American Axle &
Manufacturing Holdings,
Inc.*(a) 24,073 154,308
Cooper-Standard Holdings,
Inc.* 3,466 113,789
Dana, Inc. 23,384 555,604
Dorman Products, Inc.* 5,433 669,291
Fox Factory Holding Corp.* 8,160 139,618
Garrett Motion, Inc. 31,404 547,372
Gentherm, Inc.* 6,141 223,348
Goodyear Tire & Rubber Co.
(The)*(a) 54,730 479,435
Holley, Inc.*(a) 14,845 61,310
LCI Industries 4,696 569,813
Motorcar Parts of America,
Inc.* 2,654 32,750
Patrick Industries, Inc.(a) 6,449 699,265
Phinia, Inc. 7,668 480,707
Common Stocks
Shares Value ($)
Automobile Components
Solid Power, Inc.*(a) 30,492 129,591
Standard Motor Products, Inc. 4,243 156,354
Strattec Security Corp.*(a) 888 67,612
Visteon Corp.(a) 5,425 515,917
XPEL, Inc. Reg. S*(a) 5,009 249,999
6,155,928
Automobiles 0 .1%
Faraday Future Intelligent
Electric, Inc., Class A*(a) 27,322 27,869
Livewire Group, Inc.*(a) 6,722 29,711
Winnebago Industries, Inc.(a) 5,350 216,782
274,362
Banks 9 .9%
1st Source Corp. 3,698 231,088
ACNB Corp.(a) 1,942 93,896
Amalgamated Financial Corp. 5,052 161,816
Amerant Bancorp, Inc., Class
A 7,272 141,877
Ameris Bancorp 13,128 975,017
Ames National Corp.(a) 1,751 40,203
Arrow Financial Corp.(a) 3,238 101,673
Associated Banc-Corp. 33,864 872,337
Atlantic Union Bankshares
Corp.(a) 28,290 998,637
Avidbank Holdings, Inc.* 423 11,235
Axos Financial, Inc.*(a) 10,794 930,011
Banc of California, Inc. 25,686 495,483
BancFirst Corp. 4,168 441,891
Bancorp, Inc. (The)* 8,440 569,869
Bank First Corp.(a) 1,770 215,621
Bank of Hawaii Corp. 7,759 530,483
Bank of Marin Bancorp 3,092 80,423
Bank of NT Butterfield & Son
Ltd. (The) 8,455 421,228
Bank7 Corp. 774 31,718
BankFinancial Corp. 1,512 18,144
BankUnited, Inc. 14,367 640,337
Bankwell Financial Group, Inc. 1,443 66,118
Banner Corp. 6,673 418,130
Bar Harbor Bankshares 2,960 91,908
BayCom Corp. 1,915 56,301
BCB Bancorp, Inc. 2,988 24,113
Beacon Financial Corp.(a) 16,321 430,385
Blue Foundry Bancorp* 3,416 42,461
Blue Ridge Bankshares, Inc. 13,831 59,058
Bridgewater Bancshares, Inc.* 4,244 74,397
Burke & Herbert Financial
Services Corp.(a) 2,660 165,745
Business First Bancshares,
Inc. 5,910 154,487
BV Financial, Inc.* 1,483 26,902
Byline Bancorp, Inc. 6,819 198,774
C&F Financial Corp.(a) 730 52,991
Cadence Bank 29,606 1,268,321
California BanCorp 4,168 77,817
Camden National Corp. 3,317 143,891
Capital Bancorp, Inc. 2,230 62,819
Capital City Bank Group, Inc. 2,817 119,920
Capitol Federal Financial, Inc. 24,283 165,367
Carter Bankshares, Inc.* 4,442 87,330
Cathay General Bancorp(a) 13,371 647,023

NVIT Small Cap Index Fund - December 31, 2025 - Statement of Investments - 103
Common Stocks
Shares Value ($)
Banks
CB Financial Services, Inc.(a) 798 27,818
Central Pacific Financial Corp. 4,915 153,151
CF Bankshares, Inc. 1,135 28,318
Chain Bridge Bancorp, Inc.,
Class A* 438 15,172
Chemung Financial Corp. 906 50,555
ChoiceOne Financial Services,
Inc. 2,702 79,763
Citizens & Northern Corp.(a) 3,322 67,005
Citizens Community Bancorp,
Inc. 2,318 41,307
Citizens Financial Services,
Inc.(a) 902 51,432
City Holding Co. 2,710 323,032
Civista Bancshares, Inc. 3,712 82,481
CNB Financial Corp. 5,481 143,438
Coastal Financial Corp.*(a) 2,569 294,382
CoastalSouth Bancshares,
Inc.* 1,173 27,272
Colony Bankcorp, Inc. 3,632 64,722
Columbia Financial, Inc.*(a) 5,037 78,275
Commercial Bancgroup,
Inc.*(a) 1,244 30,553
Community Financial System,
Inc.(a) 10,508 603,579
Community Trust Bancorp, Inc. 3,234 182,721
Community West Bancshares 3,072 69,120
ConnectOne Bancorp, Inc. 9,468 248,251
Customers Bancorp, Inc.* 6,351 464,385
CVB Financial Corp.(a) 26,125 485,925
Dime Community Bancshares,
Inc.(a) 7,756 233,378
Eagle Bancorp Montana, Inc. 1,269 25,253
Eagle Bancorp, Inc.(a) 5,672 121,494
Eagle Financial Services, Inc. 975 38,800
Eastern Bankshares, Inc.(a) 44,309 816,615
ECB Bancorp, Inc.*(a) 1,598 27,789
Enterprise Financial Services
Corp. 7,458 402,732
Equity Bancshares, Inc., Class
A 2,942 131,360
Esquire Financial Holdings,
Inc.(a) 1,437 146,675
Farmers & Merchants
Bancorp, Inc. 2,483 61,380
Farmers National Banc Corp. 6,916 92,121
FB Bancorp, Inc.* 3,343 42,957
FB Financial Corp. 8,327 464,647
Fidelity D&D Bancorp, Inc. 857 37,305
Financial Institutions, Inc. 3,928 122,436
Finward Bancorp 504 17,736
Finwise Bancorp*(a) 2,154 38,643
First Bancorp(a) 39,542 1,060,456
First Bancorp, Inc. (The) 2,506 66,259
First Bank 4,076 67,091
First Busey Corp.(a) 16,768 398,911
First Business Financial
Services, Inc. 1,593 86,500
First Capital, Inc. 690 40,848
First Commonwealth Financial
Corp. 20,731 349,525
Common Stocks
Shares Value ($)
Banks
First Community Bankshares,
Inc. 2,972 100,246
First Community Corp. 1,283 38,041
First Financial Bancorp(a) 18,980 474,880
First Financial Bankshares,
Inc. 26,565 793,496
First Financial Corp. 2,244 135,582
First Foundation, Inc.* 12,663 78,004
First Internet Bancorp 1,450 30,261
First Interstate BancSystem,
Inc., Class A(a) 18,556 642,038
First Merchants Corp. 11,771 441,177
First Mid Bancshares, Inc. 4,290 167,310
First National Corp.(a) 1,797 45,356
First Savings Financial Group,
Inc. 1,014 32,306
First United Corp. 1,438 53,839
First Western Financial, Inc.* 1,828 49,009
Firstsun Capital Bancorp*(a) 2,570 96,722
Five Star Bancorp(a) 3,007 107,590
Flagstar Bank NA(a) 60,669 763,823
Flushing Financial Corp.(a) 6,186 93,842
Franklin Financial Services
Corp.(a) 966 48,493
FS Bancorp, Inc. 1,342 55,250
Fulton Financial Corp.(a) 35,325 682,832
FVCBankcorp, Inc. 3,449 47,976
GBank Financial Holdings,
Inc.* 1,719 58,257
German American Bancorp,
Inc.(a) 7,057 276,493
Glacier Bancorp, Inc.(a) 25,859 1,139,089
Great Southern Bancorp, Inc. 1,658 102,066
Greene County Bancorp, Inc. 1,395 31,011
Hancock Whitney Corp. 17,563 1,118,412
Hanmi Financial Corp. 5,675 153,395
Hanover Bancorp, Inc. 768 17,748
Hawthorn Bancshares, Inc.(a) 1,069 37,287
HBT Financial, Inc. 2,659 68,735
Heritage Commerce Corp. 12,317 147,927
Heritage Financial Corp. 6,446 152,448
Hilltop Holdings, Inc. 8,860 300,708
Hingham Institution for
Savings(a) 328 93,139
Home Bancorp, Inc. 1,439 83,174
Home BancShares, Inc. 38,960 1,082,309
HomeTrust Bancshares, Inc. 3,083 132,384
Hope Bancorp, Inc. 24,845 272,301
Horizon Bancorp, Inc.(a) 9,875 167,480
Independent Bank Corp.(a) 13,768 852,846
International Bancshares Corp. 11,048 734,029
Investar Holding Corp. 1,782 47,615
John Marshall Bancorp, Inc. 2,281 45,597
Kearny Financial Corp. 10,426 77,257
Lakeland Financial Corp.(a) 4,836 275,942
Landmark Bancorp, Inc.(a) 1,203 31,507
LCNB Corp. 2,456 40,254
LINKBANCORP, Inc. 3,402 28,100
Live Oak Bancshares, Inc. 7,328 251,717
MainStreet Bancshares, Inc. 1,135 23,109
Mechanics Bancorp(a) 9,552 139,746
Mercantile Bank Corp. 3,180 152,958

104 - Statement of Investments - December 31, 2025 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Meridian Corp. 2,428 42,684
Metrocity Bankshares, Inc. 3,957 105,019
Metropolitan Bank Holding
Corp. 1,930 147,375
Mid Penn Bancorp, Inc.(a) 3,884 120,482
Middlefield Banc Corp. 1,398 48,287
Midland States Bancorp, Inc. 4,398 93,106
MidWestOne Financial Group,
Inc. 3,326 128,051
MVB Financial Corp. 2,183 56,387
National Bank Holdings Corp.,
Class A 7,473 284,049
National Bankshares, Inc. 1,074 36,011
NB Bancorp, Inc.(a) 7,441 147,481
NBT Bancorp, Inc. 10,355 429,940
Nicolet Bankshares, Inc.(a) 2,686 325,812
Northeast Bank 1,514 157,350
Northeast Community
Bancorp, Inc. 2,554 57,746
Northfield Bancorp, Inc. 7,277 83,176
Northpointe Bancshares, Inc. 3,837 64,385
Northrim Bancorp, Inc. 4,180 111,230
Northwest Bancshares, Inc. 28,619 343,428
Norwood Financial Corp.(a) 1,634 45,834
Oak Valley Bancorp 1,456 43,767
OceanFirst Financial Corp.(a) 11,580 207,861
OFG Bancorp 8,859 363,042
Ohio Valley Banc Corp. 690 27,586
Old National Bancorp(a) 71,016 1,584,367
Old Second Bancorp, Inc. 10,427 203,326
OP Bancorp 3,148 44,450
Orange County Bancorp, Inc. 2,226 63,552
Origin Bancorp, Inc. 5,930 223,027
Orrstown Financial Services,
Inc. 3,642 129,000
Park National Corp. 2,969 451,822
Parke Bancorp, Inc. 2,104 52,684
Pathward Financial, Inc.(a) 4,548 322,908
Patriot National Bancorp, Inc.* 14,599 26,570
PCB Bancorp 2,268 49,102
Peapack-Gladstone Financial
Corp. 3,168 88,229
Peoples Bancorp of North
Carolina, Inc. 839 30,372
Peoples Bancorp, Inc. 7,170 215,315
Peoples Financial Services
Corp.(a) 1,815 88,409
Pioneer Bancorp, Inc.* 2,248 30,303
Plumas Bancorp 1,166 52,108
Ponce Financial Group, Inc.* 3,681 60,184
Preferred Bank 1,139 107,556
Primis Financial Corp. 4,235 58,909
Princeton Bancorp, Inc. 996 34,551
Provident Financial Services,
Inc. 23,497 464,066
QCR Holdings, Inc. 3,374 281,054
RBB Bancorp 3,906 80,620
Red River Bancshares, Inc. 958 68,430
Renasant Corp. 18,911 666,045
Republic Bancorp, Inc., Class
A 1,630 112,454
Rhinebeck Bancorp, Inc.* 765 9,195
Common Stocks
Shares Value ($)
Banks
Richmond Mutual BanCorp,
Inc. 2,116 29,709
Riverview Bancorp, Inc. 3,480 17,470
S&T Bancorp, Inc. 7,542 296,778
SB Financial Group, Inc.(a) 1,057 23,539
Seacoast Banking Corp. of
Florida 17,368 545,702
ServisFirst Bancshares, Inc. 10,303 739,652
Shore Bancshares, Inc. 6,605 116,776
Sierra Bancorp 2,879 94,086
Simmons First National Corp.,
Class A 28,135 530,345
SmartFinancial, Inc. 2,749 101,685
Sound Financial Bancorp, Inc.
(a) 304 13,263
South Plains Financial, Inc. 2,672 103,674
Southern First Bancshares,
Inc.*(a) 1,540 79,341
Southern Missouri Bancorp,
Inc. 1,939 114,634
Southside Bancshares, Inc. 5,897 179,210
SR Bancorp, Inc.(a) 1,120 17,629
Stellar Bancorp, Inc. 9,117 282,080
Sterling Bancorp, Inc.*∞(a) 3,556 0
Stock Yards Bancorp, Inc. 5,224 339,299
Texas Capital Bancshares,
Inc.* 9,197 832,696
Third Coast Bancshares, Inc.* 2,773 105,402
Timberland Bancorp, Inc. 1,705 61,039
Tompkins Financial Corp. 2,621 190,075
Towne Bank 14,787 493,442
TriCo Bancshares 6,244 295,778
Triumph Financial, Inc.* 4,486 280,958
TrustCo Bank Corp.(a) 3,526 145,730
Trustmark Corp. 11,762 458,130
UMB Financial Corp. 14,752 1,697,070
Union Bankshares, Inc.(a) 604 14,333
United Bankshares, Inc.(a) 28,087 1,078,541
United Community Banks, Inc. 24,300 758,646
United Security Bancshares 3,403 34,268
Unity Bancorp, Inc. 1,469 75,977
Univest Financial Corp. 5,938 194,410
USCB Financial Holdings, Inc. 2,081 38,332
Valley National Bancorp(a) 99,121 1,157,733
Virginia National Bankshares
Corp. 841 33,514
WaFd, Inc. 15,651 501,301
Washington Trust Bancorp,
Inc. 3,850 113,767
WesBanco, Inc. 19,191 637,909
West Bancorp, Inc. 2,939 65,216
Westamerica Bancorp 4,917 235,180
Western New England
Bancorp, Inc. 3,406 42,984
WSFS Financial Corp. 11,138 615,263
56,905,189
Beverages 0 .1%
MGP Ingredients, Inc.(a) 2,739 66,558
National Beverage Corp.* 4,544 144,908
Vita Coco Co., Inc. (The)* 9,454 501,156

NVIT Small Cap Index Fund - December 31, 2025 - Statement of Investments - 105
Common Stocks
Shares Value ($)
Beverages
Zevia PBC, Class A* 10,644 24,694
737,316
Biotechnology 9 .4%
4D Molecular Therapeutics,
Inc.*(a) 8,396 62,970
Abeona Therapeutics, Inc.*(a) 8,326 43,878
Absci Corp.*(a) 28,577 99,734
ACADIA Pharmaceuticals,
Inc.* 24,500 654,395
Actuate Therapeutics, Inc.* 1,410 8,629
ADC Therapeutics SA* 17,772 62,735
ADMA Biologics, Inc.* 46,110 841,046
Agios Pharmaceuticals, Inc.* 10,999 299,393
Akebia Therapeutics, Inc.*(a) 51,199 82,430
Aldeyra Therapeutics, Inc.* 11,398 59,042
Alector, Inc.*(a) 13,530 21,107
Alkermes plc*(a) 32,096 898,046
Allogene Therapeutics, Inc.*(a) 29,700 40,689
Altimmune, Inc.*(a) 17,100 61,731
Amicus Therapeutics, Inc.*(a) 58,918 838,992
AnaptysBio, Inc.* 3,675 178,164
Anavex Life Sciences Corp.* 17,048 60,691
Anika Therapeutics, Inc.* 2,320 22,295
Annexon, Inc.* 20,352 102,167
Apogee Therapeutics, Inc.* 7,663 578,403
Arbutus Biopharma Corp.* 31,231 150,221
Arcellx, Inc.*(a) 6,783 442,252
Arcturus Therapeutics
Holdings, Inc.*(a) 5,100 31,263
Arcus Biosciences, Inc.*(a) 15,624 372,320
Arcutis Biotherapeutics, Inc.* 21,936 637,021
Ardelyx, Inc.* 47,663 277,875
ArriVent Biopharma, Inc.*(a) 5,776 116,213
Arrowhead Pharmaceuticals,
Inc.* 26,330 1,748,049
ARS Pharmaceuticals, Inc.*(a) 12,037 140,231
Astria Therapeutics, Inc.* 7,740 101,317
aTyr Pharma, Inc.*(a) 16,483 12,908
Aura Biosciences, Inc.* 8,724 47,546
Aurinia Pharmaceuticals, Inc.* 23,552 375,654
Avidity Biosciences, Inc.* 22,956 1,655,816
Avita Medical, Inc.*(a) 2,475 8,539
Beam Therapeutics, Inc.*(a) 18,800 521,136
Benitec Biopharma, Inc.*(a) 2,518 33,917
Bicara Therapeutics, Inc.*(a) 6,308 106,164
BioCryst Pharmaceuticals,
Inc.*(a) 41,155 321,009
Biohaven Ltd.* 18,941 213,844
Bridgebio Pharma, Inc.*(a) 31,523 2,411,194
Bright Minds Biosciences, Inc.* 1,008 78,664
Candel Therapeutics, Inc.*(a) 9,557 53,997
Capricor Therapeutics, Inc.*(a) 7,651 220,808
Cardiff Oncology, Inc.*(a) 12,554 35,277
CareDx, Inc.* 10,407 196,068
Cartesian Therapeutics,
Inc.*(a) 1,777 12,812
Catalyst Pharmaceuticals,
Inc.*(a) 22,637 528,348
Celcuity, Inc.*(a) 6,385 636,840
Celldex Therapeutics, Inc.*(a) 12,944 351,559
CG oncology, Inc.*(a) 11,180 464,194
Common Stocks
Shares Value ($)
Biotechnology
Cidara Therapeutics, Inc.* 3,891 859,483
Cogent Biosciences, Inc.* 27,601 980,388
Coherus Oncology, Inc.*(a) 18,551 26,342
Compass Therapeutics, Inc.* 25,867 138,906
Corvus Pharmaceuticals, Inc.* 11,827 91,068
CRISPR Therapeutics AG*(a) 17,283 906,321
Cullinan Therapeutics, Inc.*(a) 9,984 103,334
Cytokinetics, Inc.*(a) 23,085 1,466,821
Day One Biopharmaceuticals,
Inc.* 14,808 138,011
Denali Therapeutics, Inc.* 26,030 429,755
Design Therapeutics, Inc.* 4,930 46,243
DiaMedica Therapeutics,
Inc.*(a) 6,401 50,952
Dianthus Therapeutics, Inc.* 4,838 199,374
Disc Medicine, Inc.* 4,946 392,762
Dynavax Technologies
Corp.*(a) 20,082 308,861
Dyne Therapeutics, Inc.* 24,729 483,699
Editas Medicine, Inc.*(a) 17,603 36,086
Eledon Pharmaceuticals,
Inc.*(a) 10,902 16,462
Emergent BioSolutions,
Inc.*(a) 10,441 129,051
Enanta Pharmaceuticals, Inc.* 5,378 84,811
Entrada Therapeutics, Inc.* 5,239 53,857
Erasca, Inc.*(a) 35,561 132,287
Fate Therapeutics, Inc.* 25,363 24,922
Fennec Pharmaceuticals, Inc.* 4,876 37,545
Foghorn Therapeutics, Inc.* 6,573 35,494
Geron Corp.*(a) 105,479 139,232
Gossamer Bio, Inc.*(a) 39,463 122,335
GRAIL, Inc.*(a) 6,975 596,990
Greenwich Lifesciences,
Inc.*(a) 984 20,674
Gyre Therapeutics, Inc.*(a) 1,915 13,520
Heron Therapeutics, Inc.*(a) 28,777 37,410
Humacyte, Inc.*(a) 34,509 33,146
Ideaya Biosciences, Inc.* 15,797 546,102
ImmunityBio, Inc.*(a) 57,731 114,307
Immunome, Inc.*(a) 18,568 398,841
Immunovant, Inc.*(a) 13,827 351,482
Inhibikase Therapeutics, Inc.* 10,793 22,126
Inhibrx Biosciences, Inc.* 1,779 140,541
Inmune Bio, Inc.* 3,523 5,496
Intellia Therapeutics, Inc.*(a) 20,773 186,749
Iovance Biotherapeutics,
Inc.*(a) 60,503 165,173
Ironwood Pharmaceuticals,
Inc., Class A* 33,972 114,486
Jade Biosciences, Inc.(a) 9,153 141,231
Janux Therapeutics, Inc.* 7,813 107,819
KalVista Pharmaceuticals,
Inc.*(a) 7,167 115,747
Keros Therapeutics, Inc.* 5,799 118,068
Kodiak Sciences, Inc.*(a) 6,592 184,312
Korro Bio, Inc.*(a) 1,374 11,006
Krystal Biotech, Inc.*(a) 4,945 1,219,140
Kura Oncology, Inc.*(a) 15,549 161,554
Kymera Therapeutics, Inc.*(a) 11,229 873,728
Larimar Therapeutics, Inc.*(a) 9,755 37,167
Lexeo Therapeutics, Inc.*(a) 12,419 123,321

106 - Statement of Investments - December 31, 2025 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Madrigal Pharmaceuticals,
Inc.*(a) 3,689 2,148,252
MannKind Corp.* 59,301 336,237
MapLight Therapeutics, Inc.* 3,325 58,404
MeiraGTx Holdings plc*(a) 8,664 68,879
MiMedx Group, Inc.* 23,839 161,390
Mineralys Therapeutics, Inc.* 9,250 335,682
Mirum Pharmaceuticals, Inc.* 8,140 642,979
Monopar Therapeutics, Inc.*(a) 932 60,860
Monte Rosa Therapeutics,
Inc.*(a) 9,099 142,672
Myriad Genetics, Inc.* 18,532 113,972
Neurogene, Inc.*(a) 1,908 39,305
Nkarta, Inc.*(a) 8,883 16,434
Novavax, Inc.*(a) 30,043 201,889
Nurix Therapeutics, Inc.*(a) 19,909 377,674
Nuvalent, Inc., Class A*(a) 9,943 1,000,166
Nuvectis Pharma, Inc.*(a) 2,333 17,614
Olema Pharmaceuticals,
Inc.*(a) 11,945 298,625
Organogenesis Holdings, Inc.,
Class A* 14,327 74,214
ORIC Pharmaceuticals,
Inc.*(a) 12,243 100,148
Oruka Therapeutics, Inc.*(a) 7,617 230,871
Palvella Therapeutics, Inc.*(a) 1,439 150,620
Perspective Therapeutics,
Inc.*(a) 11,841 32,563
Praxis Precision Medicines,
Inc.* 4,472 1,318,077
Precigen, Inc.*(a) 35,508 148,423
Prime Medicine, Inc.* 19,503 67,675
Protagonist Therapeutics, Inc.* 11,520 1,006,157
Protalix BioTherapeutics,
Inc.*(a) 13,041 23,474
Protara Therapeutics, Inc.* 5,978 31,863
Prothena Corp. plc* 9,070 86,618
PTC Therapeutics, Inc.* 15,347 1,165,758
Puma Biotechnology, Inc.* 9,783 58,209
Recursion Pharmaceuticals,
Inc., Class A*(a) 75,348 308,173
REGENXBIO, Inc.* 8,930 128,592
Relay Therapeutics, Inc.*(a) 27,993 236,821
Replimune Group, Inc.*(a) 14,248 138,491
Rezolute, Inc.*(a) 14,882 35,122
Rhythm Pharmaceuticals,
Inc.*(a) 10,536 1,127,773
Rigel Pharmaceuticals, Inc.* 3,465 148,406
Rocket Pharmaceuticals,
Inc.*(a) 18,128 63,629
Sana Biotechnology, Inc.*(a) 32,926 134,009
Savara, Inc.* 28,285 170,559
Scholar Rock Holding
Corp.*(a) 16,296 717,839
SELLAS Life Sciences Group,
Inc.*(a) 24,968 94,129
Sionna Therapeutics, Inc.*(a) 3,174 130,578
Soleno Therapeutics, Inc.* 9,246 428,090
Solid Biosciences, Inc.*(a) 10,492 59,175
Spyre Therapeutics, Inc.* 13,678 448,091
Stoke Therapeutics, Inc.*(a) 8,985 285,184
Common Stocks
Shares Value ($)
Biotechnology
Syndax Pharmaceuticals,
Inc.*(a) 16,943 355,972
Tango Therapeutics, Inc.*(a) 21,083 186,795
Taysha Gene Therapies,
Inc.*(a) 43,607 239,839
Tectonic Therapeutic, Inc.*(a) 2,061 42,992
Tevogen Bio Holdings, Inc.*(a) 8,625 2,856
TG Therapeutics, Inc.*(a) 28,641 853,788
Tonix Pharmaceuticals Holding
Corp.*(a) 2,473 38,628
Travere Therapeutics, Inc.*(a) 16,349 624,695
TriSalus Life Sciences, Inc.*(a) 6,366 44,435
TuHURA Biosciences, Inc.* 4,559 3,450
Twist Bioscience Corp.*(a) 11,816 374,804
Tyra Biosciences, Inc.*(a) 5,071 133,317
Upstream Bio, Inc.*(a) 6,522 177,072
UroGen Pharma Ltd.*(a) 7,153 167,523
Vanda Pharmaceuticals, Inc.* 10,528 92,857
Vaxcyte, Inc.* 22,687 1,046,778
Vera Therapeutics, Inc., Class
A* 11,039 559,015
Veracyte, Inc.* 15,657 659,160
Verastem, Inc.*(a) 10,767 83,121
Vericel Corp.*(a) 9,898 356,427
Vir Biotechnology, Inc.*(a) 17,329 104,494
Viridian Therapeutics, Inc.* 15,850 493,252
Voyager Therapeutics, Inc.*(a) 7,884 30,984
Xencor, Inc.*(a) 13,698 209,716
Xenon Pharmaceuticals, Inc.* 14,968 670,866
XOMA Royalty Corp.*(a) 1,685 44,804
Zenas Biopharma, Inc.*(a) 3,741 135,836
Zymeworks, Inc.* 10,039 264,327
53,762,299
Broadline Retail 0 .1%
Groupon, Inc., Class A*(a) 5,376 94,671
Kohl's Corp. 21,660 442,081
Savers Value Village, Inc.* 7,359 68,733
605,485
Building Products 1 .5%
American Woodmark Corp.* 2,808 151,351
Apogee Enterprises, Inc. 4,335 157,837
AZZ, Inc.(a) 5,849 626,896
CSW Industrials, Inc.(a) 3,258 956,321
Gibraltar Industries, Inc.* 5,895 291,449
Griffon Corp. 7,592 559,151
Insteel Industries, Inc. 3,643 115,374
Janus International Group,
Inc.* 27,174 177,718
JELD-WEN Holding, Inc.* 15,996 39,350
Masterbrand, Inc.*(a) 25,503 281,553
Modine Manufacturing Co.* 10,395 1,387,836
Quanex Building Products
Corp.(a) 9,009 138,558
Resideo Technologies, Inc.* 25,715 903,111
Tecnoglass, Inc.(a) 5,369 270,168
UFP Industries, Inc. 11,629 1,058,821
Zurn Elkay Water Solutions
Corp.(a) 29,831 1,386,843
8,502,337

NVIT Small Cap Index Fund - December 31, 2025 - Statement of Investments - 107
Common Stocks
Shares Value ($)
Capital Markets 1 .8%
Acadian Asset Management,
Inc. 5,451 256,197
AlTi Global, Inc.*(a) 8,164 37,881
Artisan Partners Asset
Management, Inc., Class
A(a) 12,630 514,546
Bakkt Holdings, Inc., Class
A*(a) 3,419 34,327
BGC Group, Inc., Class A 72,457 647,041
Cohen & Steers, Inc. 5,643 354,268
Diamond Hill Investment
Group, Inc. 502 85,089
DigitalBridge Group, Inc.(a) 35,407 543,143
Donnelley Financial Solutions,
Inc.*(a) 5,223 243,862
Forge Global Holdings, Inc.*(a) 2,251 100,305
GCM Grosvenor, Inc., Class
A(a) 10,301 116,607
Innventure, Inc.*(a) 5,435 22,718
Marex Group plc 11,012 422,420
MarketWise, Inc. 603 9,057
Miami International Holdings,
Inc.*(a) 4,708 208,941
Moelis & Co., Class A(a) 9,720 668,153
Open Lending Corp.* 20,147 31,228
P10, Inc., Class A(a) 11,651 114,296
Patria Investments Ltd., Class
A(a) 13,526 214,928
Perella Weinberg Partners,
Class A(a) 12,336 213,413
Piper Sandler Cos. 3,548 1,205,291
PJT Partners, Inc., Class A 4,704 786,509
Siebert Financial Corp.* 2,958 10,383
Silvercrest Asset Management
Group, Inc., Class A 1,945 29,545
StepStone Group, Inc., Class
A 14,094 904,412
StoneX Group, Inc.*(a) 9,806 932,845
Value Line, Inc. 139 5,342
Victory Capital Holdings, Inc.,
Class A(a) 8,928 563,267
Virtus Investment Partners,
Inc.(a) 1,345 219,437
Webull Corp.*(a) 54,272 421,693
Westwood Holdings Group,
Inc. 2,134 36,726
WisdomTree, Inc.(a) 24,571 299,520
10,253,390
Chemicals 1 .5%
AdvanSix, Inc. 5,075 87,797
American Vanguard Corp.* 3,390 12,950
Arq, Inc.* 5,544 18,129
ASP Isotopes, Inc.*(a) 18,162 97,167
Aspen Aerogels, Inc.*(a) 13,935 39,436
Avient Corp. 18,522 578,627
Balchem Corp. 6,512 998,680
Cabot Corp. 10,655 706,213
Chemours Co. (The) 30,109 354,985
Core Molding Technologies,
Inc.* 1,850 37,092
Ecovyst, Inc.*(a) 22,656 220,443
Common Stocks
Shares Value ($)
Chemicals
Flotek Industries, Inc.*(a) 2,722 46,900
Hawkins, Inc.(a) 3,915 556,165
HB Fuller Co. 10,797 641,990
Ingevity Corp.* 7,202 426,214
Innospec, Inc. 4,865 372,367
Intrepid Potash, Inc.* 2,079 57,651
Koppers Holdings, Inc. 3,733 101,090
Kronos Worldwide, Inc.(a) 3,942 17,424
LSB Industries, Inc.* 11,061 94,019
Mativ Holdings, Inc. 10,785 131,038
Minerals Technologies, Inc. 6,159 375,391
Orion SA 10,758 56,802
Perimeter Solutions, Inc.* 27,566 758,892
PureCycle Technologies,
Inc.*(a) 26,049 223,761
Quaker Chemical Corp.(a) 2,757 378,564
Rayonier Advanced Materials,
Inc.* 13,098 77,147
Sensient Technologies Corp. 8,325 782,134
Solesence, Inc.* 3,341 5,329
Stepan Co. 4,129 195,549
Trinseo plc(a) 6,312 3,137
Tronox Holdings plc(a) 22,946 95,685
Valhi, Inc. 582 7,013
8,555,781
Commercial Services & Supplies 1 .4%
ABM Industries, Inc. 12,291 519,909
ACCO Brands Corp. 16,000 59,680
ACV Auctions, Inc., Class
A*(a) 34,073 273,266
BrightView Holdings, Inc.*(a) 14,880 188,530
Brink's Co. (The) 8,412 981,933
Casella Waste Systems, Inc.,
Class A*(a) 12,500 1,224,250
Cimpress plc*(a) 3,460 230,401
CompX International, Inc. 302 7,028
CoreCivic, Inc.* 21,051 402,285
Deluxe Corp.(a) 8,920 199,184
Ennis, Inc. 4,819 86,790
Enviri Corp.*(a) 15,297 274,122
GEO Group, Inc. (The)* 26,791 431,871
Healthcare Services Group,
Inc.* 13,917 266,093
HNI Corp. 12,785 537,481
Interface, Inc., Class A 11,550 322,476
Liquidity Services, Inc.* 4,513 136,789
MillerKnoll, Inc. 14,083 257,437
Mobile Infrastructure Corp.,
Class A* 2,328 5,936
Montrose Environmental
Group, Inc.*(a) 6,596 163,779
NL Industries, Inc. 1,817 9,939
OPENLANE, Inc.* 21,180 630,740
Perma-Fix Environmental
Services, Inc.*(a) 3,635 45,765
Pitney Bowes, Inc.(a) 20,127 212,742
Quad/Graphics, Inc. 6,241 39,131
UniFirst Corp. 2,919 563,075
Vestis Corp.(a) 23,781 158,619
Virco Mfg. Corp.(a) 2,381 15,215
8,244,466

108 - Statement of Investments - December 31, 2025 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Communications Equipment 0 .9%
ADTRAN Holdings, Inc.*(a) 14,766 128,317
Applied Optoelectronics,
Inc.*(a) 11,997 418,215
Aviat Networks, Inc.*(a) 2,077 44,406
BK Technologies Corp.* 639 47,663
Calix, Inc.* 11,954 632,725
Clearfield, Inc.* 2,304 67,162
CommScope Holding Co.,
Inc.* 43,361 786,135
Digi International, Inc.*(a) 7,229 312,943
Extreme Networks, Inc.* 26,063 433,949
Harmonic, Inc.* 22,626 223,771
Inseego Corp.*(a) 2,358 24,217
NETGEAR, Inc.*(a) 5,617 137,785
NetScout Systems, Inc.* 13,965 377,893
Ribbon Communications,
Inc.*(a) 19,188 55,261
Viasat, Inc.* 24,530 845,304
Viavi Solutions, Inc.* 43,705 778,823
5,314,569
Construction & Engineering 2 .4%
Ameresco, Inc., Class A*(a) 6,373 186,665
Arcosa, Inc. 9,629 1,023,755
Argan, Inc. 2,642 827,791
Bowman Consulting Group
Ltd., Class A* 2,843 93,876
Centuri Holdings, Inc.* 15,555 392,764
Concrete Pumping Holdings,
Inc. 4,980 33,416
Construction Partners, Inc.,
Class A*(a) 9,278 1,007,127
Dycom Industries, Inc.* 5,576 1,884,130
Fluor Corp.* 31,989 1,267,724
Granite Construction, Inc.(a) 8,777 1,012,427
Great Lakes Dredge & Dock
Corp.* 13,580 178,170
IES Holdings, Inc.*(a) 1,810 704,126
Legence Corp., Class A* 7,263 312,600
Limbach Holdings, Inc.*(a) 2,133 166,054
Matrix Service Co.* 5,180 60,606
MYR Group, Inc.* 3,050 666,425
NWPX Infrastructure, Inc.* 1,933 120,793
Orion Group Holdings, Inc.* 7,433 73,884
Primoris Services Corp.(a) 10,781 1,338,353
Southland Holdings, Inc.* 3,280 10,890
Sterling Infrastructure, Inc.*(a) 5,922 1,813,494
Tutor Perini Corp. 8,959 600,432
13,775,502
Construction Materials 0 .2%
Knife River Corp.*(a) 11,436 804,523
Smith-Midland Corp.* 499 18,134
Titan America SA(a) 5,117 84,328
United States Lime & Minerals,
Inc. 2,144 256,722
1,163,707
Consumer Finance 1 .0%
Atlanticus Holdings Corp.* 1,052 70,431
Bread Financial Holdings, Inc. 4,054 300,118
Consumer Portfolio Services,
Inc.*(a) 2,448 22,840
Common Stocks
Shares Value ($)
Consumer Finance
Dave, Inc.* 2,067 457,655
Encore Capital Group, Inc.*(a) 4,487 243,868
Enova International, Inc.* 4,800 754,560
FirstCash Holdings, Inc. 7,930 1,263,883
Green Dot Corp., Class A* 10,531 134,902
Jefferson Capital, Inc. 1,740 38,872
LendingClub Corp.*(a) 22,709 430,109
LendingTree, Inc.* 2,213 117,488
Medallion Financial Corp. 3,469 35,696
Navient Corp. 14,493 188,409
Nelnet, Inc., Class A 2,307 306,739
NerdWallet, Inc., Class A* 8,704 117,939
Oportun Financial Corp.*(a) 8,032 42,489
OppFi, Inc.(a) 4,703 49,193
PRA Group, Inc.* 7,618 134,762
PROG Holdings, Inc. 8,006 236,097
Regional Management Corp. 1,860 72,075
Upstart Holdings, Inc.*(a) 17,009 743,804
Vroom, Inc.* 336 6,680
World Acceptance Corp.* 572 80,303
5,848,912
Consumer Staples Distribution & Retail 0 .4%
Andersons, Inc. (The) 6,526 346,987
Chefs' Warehouse, Inc.
(The)*(a) 7,202 448,901
Grocery Outlet Holding
Corp.*(a) 18,385 185,689
HF Foods Group, Inc.* 9,654 20,756
Ingles Markets, Inc., Class A 2,900 198,795
Natural Grocers by Vitamin
Cottage, Inc. 2,431 60,897
PriceSmart, Inc.(a) 5,044 618,747
United Natural Foods, Inc.* 11,751 395,656
Village Super Market, Inc.,
Class A(a) 1,715 60,702
Weis Markets, Inc. 2,628 168,429
2,505,559
Containers & Packaging 0 .2%
Ardagh Metal Packaging SA 26,967 110,565
Greif, Inc., Class A(a) 5,207 352,514
Greif, Inc., Class B(a) 779 58,184
Myers Industries, Inc. 7,299 136,637
O-I Glass, Inc.*(a) 30,351 447,981
Ranpak Holdings Corp., Class
A* 9,525 51,530
TriMas Corp. 6,192 219,506
1,376,917
Distributors 0 .1%
GigaCloud Technology, Inc.,
Class A*(a) 4,952 194,515
Gold.com, Inc.(a) 3,906 132,999
Weyco Group, Inc. 1,090 33,343
360,857
Diversified Consumer Services 1 .1%
Adtalem Global Education,
Inc.* 7,122 736,913
American Public Education,
Inc.* 3,361 127,046
Carriage Services, Inc., Class
A 2,703 114,337

NVIT Small Cap Index Fund - December 31, 2025 - Statement of Investments - 109
Common Stocks
Shares Value ($)
Diversified Consumer Services
Coursera, Inc.* 27,922 205,506
Driven Brands Holdings,
Inc.*(a) 11,832 175,350
European Wax Center, Inc.,
Class A* 5,864 21,110
Frontdoor, Inc.* 14,538 838,697
Graham Holdings Co., Class B 637 699,808
KinderCare Learning Cos.,
Inc.* 5,879 25,397
Laureate Education, Inc.* 25,507 858,821
Lincoln Educational Services
Corp.* 6,076 146,735
Matthews International Corp.,
Class A(a) 5,796 151,392
McGraw Hill, Inc.* 5,749 94,859
Mister Car Wash, Inc.* 20,608 114,580
Nerdy, Inc.*(a) 9,492 9,872
OneSpaWorld Holdings Ltd. 19,779 410,216
Perdoceo Education Corp. 12,908 378,592
Phoenix Education Partners,
Inc.* 873 26,452
Strategic Education, Inc. 4,614 370,043
Stride, Inc.*(a) 8,433 547,555
Udemy, Inc.* 18,328 107,219
Universal Technical Institute,
Inc.*(a) 9,319 243,505
Zspace, Inc.* 1,144 539
6,404,544
Diversified REITs 0 .5%
Alexander & Baldwin, Inc. 14,400 297,216
Alpine Income Property Trust,
Inc.(a) 2,179 36,433
American Assets Trust, Inc. 11,093 209,990
Armada Hoffler Properties, Inc.
(a) 16,089 106,509
Broadstone Net Lease, Inc. 37,640 653,807
CTO Realty Growth, Inc. 5,651 104,035
Essential Properties Realty
Trust, Inc.(a) 39,839 1,181,625
Gladstone Commercial Corp. 8,642 92,210
Global Net Lease, Inc.(a) 39,759 341,927
Modiv Industrial, Inc., Class
C(a) 1,704 24,521
3,048,273
Diversified Telecommunication Services 0 .6%
Anterix, Inc.* 1,877 40,975
ATN International, Inc. 2,097 47,812
Bandwidth, Inc., Class A*(a) 5,751 88,853
Cogent Communications
Holdings, Inc.(a) 9,630 207,623
Globalstar, Inc.*(a) 10,029 612,170
IDT Corp., Class B(a) 3,321 170,068
Liberty Latin America Ltd.,
Class A* 8,453 62,468
Liberty Latin America Ltd.,
Class C*(a) 23,201 173,079
Lumen Technologies, Inc.* 189,221 1,470,247
Shenandoah
Telecommunications Co.(a) 9,481 109,600
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Uniti Group, Inc.(a) 32,984 231,218
3,214,113
Electric Utilities 1 .0%
Genie Energy Ltd., Class B 3,994 55,037
Hawaiian Electric Industries,
Inc.*(a) 34,823 428,323
MGE Energy, Inc. 7,214 565,722
Oklo, Inc., Class A*(a) 21,575 1,548,222
Otter Tail Corp.(a) 7,756 626,763
Portland General Electric Co. 22,666 1,087,741
TXNM Energy, Inc. 20,140 1,185,843
5,497,651
Electrical Equipment 2 .4%
Allient, Inc.(a) 2,966 159,423
American Superconductor
Corp.* 8,611 247,825
Amprius Technologies, Inc.*(a) 21,733 171,473
Array Technologies, Inc.*(a) 29,794 274,701
Atkore, Inc. 6,673 422,067
Bloom Energy Corp., Class A* 43,349 3,766,595
EnerSys(a) 7,426 1,089,766
Enovix Corp.*(a) 33,455 244,556
Eos Energy Enterprises,
Inc.*(a) 61,144 700,710
Fluence Energy, Inc.*(a) 12,710 251,404
Hyliion Holdings Corp.*(a) 25,935 47,720
KULR Technology Group,
Inc.*(a) 6,130 18,145
LSI Industries, Inc. 5,251 96,198
NANO Nuclear Energy, Inc.*(a) 7,955 191,000
Net Power, Inc.*(a) 7,516 17,137
Nextpower, Inc., Class A*(a) 28,949 2,521,747
NuScale Power Corp., Class
A*(a) 24,943 353,442
Plug Power, Inc.*(a) 224,195 441,664
Powell Industries, Inc.(a) 1,913 609,826
Power Solutions International,
Inc.*(a) 1,706 97,481
Preformed Line Products
Co.(a) 494 102,115
Shoals Technologies Group,
Inc., Class A* 34,071 289,604
SKYX Platforms Corp.*(a) 16,032 34,789
SunPower, Inc.*(a) 10,092 15,844
Sunrun, Inc.*(a) 44,310 815,304
T1 Energy, Inc.*(a) 26,485 176,920
Thermon Group Holdings, Inc.* 6,608 245,553
Vicor Corp.* 4,564 500,214
13,903,223
Electronic Equipment, Instruments & Components 3 .5%
908 Devices, Inc.*(a) 6,137 32,219
Advanced Energy Industries,
Inc.(a) 7,501 1,570,484
Aeva Technologies, Inc.*(a) 7,567 100,490
Arlo Technologies, Inc.* 19,520 273,085
Badger Meter, Inc. 5,918 1,032,158
Bel Fuse, Inc., Class A 300 45,540
Bel Fuse, Inc., Class B(a) 2,123 360,124
Belden, Inc.(a) 7,788 907,691
Benchmark Electronics, Inc.(a) 7,018 300,090

110 - Statement of Investments - December 31, 2025 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Climb Global Solutions, Inc.(a) 773 79,457
CTS Corp. 5,658 242,558
Daktronics, Inc.* 7,694 152,110
ePlus, Inc. 5,306 465,336
Evolv Technologies Holdings,
Inc.*(a) 30,360 217,378
Fabrinet* 7,175 3,266,634
Frequency Electronics, Inc.*(a) 1,273 68,538
Insight Enterprises, Inc.* 5,862 477,577
Itron, Inc.* 8,973 833,233
Kimball Electronics, Inc.* 4,873 135,567
Knowles Corp.* 16,727 358,460
Methode Electronics, Inc. 6,215 41,268
MicroVision, Inc.*(a) 59,334 49,134
Mirion Technologies, Inc.,
Class A*(a) 47,463 1,111,583
M-Tron Industries, Inc.* 444 23,630
Napco Security Technologies,
Inc.(a) 6,907 288,022
Neonode, Inc.* 2,002 3,483
nLight, Inc.* 9,425 353,532
Novanta, Inc.* 7,222 859,346
OSI Systems, Inc.*(a) 3,210 818,743
Ouster, Inc.* 10,827 234,296
PC Connection, Inc. 2,308 133,310
Plexus Corp.* 5,387 791,889
Powerfleet, Inc. NJ*(a) 25,670 136,564
Red Cat Holdings, Inc.*(a) 20,243 160,527
Richardson Electronics Ltd.(a) 2,810 30,573
Rogers Corp.* 3,588 328,553
Sanmina Corp.* 10,379 1,557,577
ScanSource, Inc.* 4,459 174,169
TTM Technologies, Inc.* 20,288 1,399,872
Vishay Intertechnology, Inc.(a) 24,071 348,789
Vishay Precision Group,
Inc.*(a) 2,292 88,242
Vuzix Corp.*(a) 12,273 46,392
19,898,223
Energy Equipment & Services 1 .8%
Archrock, Inc. 34,189 889,598
Atlas Energy Solutions, Inc.,
Class A(a) 15,594 146,895
Borr Drilling Ltd.(a) 50,455 203,334
Bristow Group, Inc., Class A* 5,613 205,548
Cactus, Inc., Class A 13,709 626,227
Core Laboratories, Inc.(a) 9,130 146,354
DMC Global, Inc.* 3,371 22,552
Energy Services of America
Corp.(a) 2,192 17,909
Expro Group Holdings NV* 17,758 237,069
Flowco Holdings, Inc., Class
A(a) 3,764 70,537
Forum Energy Technologies,
Inc.* 1,952 72,126
Helix Energy Solutions Group,
Inc.* 28,232 177,015
Helmerich & Payne, Inc. 19,242 551,861
Innovex International, Inc.*(a) 7,915 173,101
Kodiak Gas Services, Inc. 16,726 625,552
Liberty Energy, Inc., Class A(a) 31,736 585,847
Common Stocks
Shares Value ($)
Energy Equipment & Services
Mammoth Energy Services,
Inc.* 6,516 12,055
Nabors Industries Ltd.*(a) 2,829 153,615
National Energy Services
Reunited Corp.* 12,074 189,079
Natural Gas Services Group,
Inc. 1,748 58,820
Noble Corp. plc(a) 25,120 709,389
Oceaneering International,
Inc.* 19,684 473,006
Oil States International, Inc.* 11,397 77,158
Patterson-UTI Energy, Inc.(a) 70,188 428,849
ProFrac Holding Corp., Class
A*(a) 5,570 21,667
ProPetro Holding Corp.* 15,502 147,424
Ranger Energy Services, Inc.,
Class A 3,723 52,047
RPC, Inc.(a) 19,562 106,417
SEACOR Marine Holdings,
Inc.*(a) 4,025 24,230
Seadrill Ltd.* 12,763 441,600
Select Water Solutions, Inc.,
Class A 18,415 193,726
Solaris Energy Infrastructure,
Inc., Class A(a) 8,379 385,183
TETRA Technologies, Inc.* 25,488 238,822
Tidewater, Inc.*(a) 9,738 491,866
Transocean Ltd.* 183,978 759,829
Valaris Ltd.* 12,379 623,902
10,340,209
Entertainment 0 .5%
AMC Entertainment Holdings,
Inc., Class A*(a) 101,555 158,426
Atlanta Braves Holdings, Inc.,
Class A*(a) 1,409 59,868
Atlanta Braves Holdings, Inc.,
Class C*(a) 9,008 355,366
Cinemark Holdings, Inc. 20,521 476,908
CuriosityStream, Inc. 8,982 34,132
Eventbrite, Inc., Class A* 15,076 67,088
Gaia, Inc., Class A* 2,873 10,429
Golden Matrix Group, Inc.*(a) 3,259 2,610
IMAX Corp.* 8,641 319,371
Lionsgate Studios Corp.* 41,255 376,658
Madison Square Garden
Entertainment Corp., Class
A*(a) 7,871 424,168
Marcus Corp. (The) 4,362 67,655
Playstudios, Inc.* 17,505 11,404
Playtika Holding Corp. 10,803 42,672
Reservoir Media, Inc.*(a) 4,182 31,658
Sphere Entertainment Co.*(a) 5,496 522,560
Starz Entertainment Corp. 2,360 27,612
Vivid Seats, Inc., Class A* 810 5,840
2,994,425
Financial Services 2 .1%
Acacia Research Corp.*(a) 5,239 19,594
Alerus Financial Corp. 4,915 110,686
Banco Latinoamericano de
Comercio Exterior SA, Class
E 5,645 251,767

NVIT Small Cap Index Fund - December 31, 2025 - Statement of Investments - 111
Common Stocks
Shares Value ($)
Financial Services
Better Home & Finance
Holding Co.* 1,101 35,871
Burford Capital Ltd.(a) 41,256 368,003
Cannae Holdings, Inc. 9,409 148,004
Cantaloupe, Inc.* 11,346 120,495
Cass Information Systems,
Inc. 2,568 106,623
Compass Diversified Holdings 14,561 69,893
Enact Holdings, Inc.(a) 6,450 255,678
Essent Group Ltd. 18,941 1,231,354
EVERTEC, Inc. 12,832 373,283
Federal Agricultural Mortgage
Corp., Class C 1,883 330,598
Finance of America Cos., Inc.,
Class A*(a) 901 21,813
Flywire Corp.* 23,324 330,268
HA Sustainable Infrastructure
Capital, Inc.(a) 24,366 765,823
International Money Express,
Inc.* 5,648 86,753
Jackson Financial, Inc., Class
A 11,166 1,190,854
loanDepot, Inc., Class A*(a) 19,148 39,636
Marqeta, Inc., Class A*(a) 73,379 348,550
Merchants Bancorp 5,284 179,973
NCR Atleos Corp.*(a) 14,618 557,092
NewtekOne, Inc. 6,076 68,963
NMI Holdings, Inc., Class A* 15,967 651,294
Onity Group, Inc.* 1,281 58,657
Pagseguro Digital Ltd., Class A 36,442 351,301
Payoneer Global, Inc.* 55,461 311,691
Paysafe Ltd.*(a) 6,476 52,391
Paysign, Inc.*(a) 7,538 38,821
PennyMac Financial Services,
Inc. 5,834 769,155
Priority Technology Holdings,
Inc.*(a) 5,103 27,811
Radian Group, Inc. 27,109 975,653
Remitly Global, Inc.* 33,929 468,220
Repay Holdings Corp., Class
A*(a) 13,351 48,731
Security National Financial
Corp., Class A* 4,221 38,031
Sezzle, Inc.*(a) 3,241 205,722
StoneCo Ltd., Class A* 49,781 736,261
SWK Holdings Corp. 1,155 19,866
Triller Group, Inc.*(a) 17,950 574
Velocity Financial, Inc.* 2,096 43,513
Walker & Dunlop, Inc. 6,499 390,915
Waterstone Financial, Inc. 2,841 47,019
12,247,200
Food Products 0 .7%
Alico, Inc.(a) 1,161 42,237
B&G Foods, Inc.(a) 14,390 61,877
Beyond Meat, Inc.*(a) 74,738 61,285
BRC, Inc., Class A*(a) 22,242 24,689
Calavo Growers, Inc. 3,133 68,143
Cal-Maine Foods, Inc. 8,788 699,261
Dole plc 16,714 250,543
Forafric Global plc*(a) 651 7,181
Common Stocks
Shares Value ($)
Food Products
Fresh Del Monte Produce, Inc.
(a) 6,601 235,194
Hain Celestial Group, Inc.
(The)* 16,333 17,476
J & J Snack Foods Corp. 3,097 279,876
John B Sanfilippo & Son, Inc. 1,604 113,242
Lifeway Foods, Inc.* 1,134 27,477
Limoneira Co. 3,158 39,870
Mama's Creations, Inc.*(a) 7,367 99,381
Marzetti Co. (The) 3,955 650,281
Mission Produce, Inc.* 8,139 94,412
Seneca Foods Corp., Class A* 970 107,311
Simply Good Foods Co.
(The)*(a) 18,576 373,006
SunOpta, Inc.* 18,560 70,528
Tootsie Roll Industries, Inc.(a) 3,646 133,553
TreeHouse Foods, Inc.* 10,105 238,377
Utz Brands, Inc. 14,285 148,278
Vital Farms, Inc.*(a) 6,717 214,541
Westrock Coffee Co.*(a) 6,427 26,158
4,084,177
Gas Utilities 1 .0%
Brookfield Infrastructure Corp.,
Class A(a) 23,951 1,087,376
Chesapeake Utilities Corp. 4,511 562,792
New Jersey Resources Corp. 20,073 925,767
Northwest Natural Holding
Co.(a) 8,076 377,472
ONE Gas, Inc. 11,932 921,747
RGC Resources, Inc.(a) 1,454 30,970
Southwest Gas Holdings, Inc. 13,100 1,048,262
Spire, Inc.(a) 11,683 966,184
5,920,570
Ground Transportation 0 .3%
ArcBest Corp.(a) 4,569 338,974
Covenant Logistics Group,
Inc., Class A 3,123 68,831
FTAI Infrastructure, Inc.(a) 21,654 99,825
Heartland Express, Inc.(a) 8,992 81,198
Hertz Global Holdings, Inc.*(a) 22,747 116,920
Marten Transport Ltd. 11,672 132,827
PAMT Corp.* 602 7,272
Proficient Auto Logistics,
Inc.*(a) 4,539 43,756
RXO, Inc.* 32,754 414,011
Universal Logistics Holdings,
Inc.(a) 1,510 22,937
Werner Enterprises, Inc. 12,129 363,991
1,690,542
Health Care Equipment & Supplies 2 .7%
Accuray, Inc.*(a) 18,273 15,068
Acme United Corp.(a) 572 23,057
Alphatec Holdings, Inc.* 23,386 492,041
AngioDynamics, Inc.* 7,690 98,740
Anteris Technologies Global
Corp.* 6,575 32,809
Artivion, Inc.*(a) 8,374 381,938
AtriCure, Inc.* 9,533 377,125
Avanos Medical, Inc.* 8,519 95,668
Axogen, Inc.* 9,010 294,897

112 - Statement of Investments - December 31, 2025 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Beta Bionics, Inc.*(a) 7,854 239,311
Bioventus, Inc., Class A*(a) 8,625 64,170
Butterfly Network, Inc.*(a) 36,259 137,784
CapsoVision, Inc.*(a) 1,338 14,303
Carlsmed, Inc.* 1,178 14,548
Ceribell, Inc.*(a) 5,350 117,326
Cerus Corp.* 37,066 76,356
ClearPoint Neuro, Inc.*(a) 4,925 67,374
CONMED Corp. 6,195 251,517
CVRx, Inc.*(a) 3,785 26,874
Delcath Systems, Inc.*(a) 5,681 57,378
Electromed, Inc.* 1,248 36,342
Embecta Corp. 11,683 138,794
Enovis Corp.*(a) 11,428 304,442
Glaukos Corp.* 11,083 1,251,382
Haemonetics Corp.* 9,514 762,547
ICU Medical, Inc.* 4,783 682,391
Inogen, Inc.* 4,635 31,147
Integer Holdings Corp.* 6,843 536,696
Integra LifeSciences Holdings
Corp.* 13,890 172,514
iRadimed Corp. 1,584 154,092
iRhythm Technologies, Inc.* 6,337 1,124,437
Kestra Medical Technologies
Ltd.*(a) 3,877 102,818
KORU Medical Systems, Inc.* 8,439 49,031
Lantheus Holdings, Inc.*(a) 13,317 886,246
LeMaitre Vascular, Inc.(a) 4,049 328,374
LENSAR, Inc.*(a) 1,793 20,853
LivaNova plc* 10,932 672,646
Lucid Diagnostics, Inc.*(a) 12,106 13,196
Merit Medical Systems, Inc.* 11,604 1,022,777
Myomo, Inc.*(a) 5,953 5,417
Neogen Corp.*(a) 43,293 302,618
Neuronetics, Inc.*(a) 6,830 9,425
NeuroPace, Inc.* 5,271 81,384
Novocure Ltd.* 20,038 259,091
Omnicell, Inc.*(a) 9,128 413,498
OraSure Technologies, Inc.* 15,628 37,820
Orthofix Medical, Inc.*(a) 7,839 118,839
OrthoPediatrics Corp.* 3,050 54,168
Outset Medical, Inc.* 3,318 12,310
PROCEPT BioRobotics
Corp.*(a) 10,406 327,373
Pro-Dex, Inc.*(a) 392 15,084
Pulmonx Corp.*(a) 7,592 16,778
Pulse Biosciences, Inc.*(a) 3,668 50,362
QuidelOrtho Corp.*(a) 13,359 381,533
RxSight, Inc.* 6,814 71,002
Sanara Medtech, Inc.* 487 11,371
SANUWAVE Health, Inc.* 1,308 39,031
Semler Scientific, Inc.* 2,347 35,886
Shoulder Innovations, Inc.*(a) 835 11,941
SI-BONE, Inc.* 7,421 146,342
Sight Sciences, Inc.* 8,068 63,979
STAAR Surgical Co.*(a) 9,717 224,366
Stereotaxis, Inc.*(a) 13,190 30,337
Tactile Systems Technology,
Inc.*(a) 4,314 125,106
Tandem Diabetes Care, Inc.* 13,497 296,664
TransMedics Group, Inc.*(a) 6,624 805,810
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Treace Medical Concepts,
Inc.*(a) 9,874 24,191
UFP Technologies, Inc.* 1,512 335,709
Utah Medical Products, Inc. 445 24,902
Varex Imaging Corp.* 8,230 95,880
15,597,226
Health Care Providers & Services 3 .3%
AdaptHealth Corp., Class A* 20,951 208,672
Addus HomeCare Corp.*(a) 3,558 382,094
agilon health, Inc.*(a) 59,362 40,883
AirSculpt Technologies,
Inc.*(a) 4,032 7,983
Alignment Healthcare, Inc.* 33,665 664,884
AMN Healthcare Services,
Inc.* 7,437 117,207
Ardent Health, Inc.* 4,823 42,587
Astrana Health, Inc.*(a) 8,216 203,839
Aveanna Healthcare Holdings,
Inc.* 13,743 112,280
BrightSpring Health Services,
Inc.*(a) 22,182 830,716
Brookdale Senior Living, Inc.* 46,290 499,469
Castle Biosciences, Inc.* 5,542 215,584
Clover Health Investments
Corp., Class A*(a) 79,790 187,506
Community Health Systems,
Inc.*(a) 27,450 85,644
Concentra Group Holdings
Parent, Inc.(a) 22,932 451,302
CorVel Corp.* 5,714 386,666
Cross Country Healthcare,
Inc.*(a) 6,274 50,819
DocGo, Inc.* 19,985 17,543
Enhabit, Inc.* 10,455 96,395
Ensign Group, Inc. (The)(a) 11,143 1,941,111
Fulgent Genetics, Inc.* 3,998 105,027
GeneDx Holdings Corp., Class
A*(a) 3,751 487,855
Guardant Health, Inc.* 24,105 2,462,085
Guardian Pharmacy Services,
Inc., Class A*(a) 4,420 132,998
HealthEquity, Inc.* 16,958 1,553,522
Hims & Hers Health, Inc.*(a) 40,685 1,321,042
Innovage Holding Corp.* 5,082 26,376
Joint Corp. (The)*(a) 2,653 23,134
LifeStance Health Group, Inc.* 32,860 231,334
Nano-X Imaging Ltd.*(a) 12,636 35,381
National HealthCare Corp.(a) 2,561 351,087
National Research Corp. 2,458 46,137
NeoGenomics, Inc.* 25,831 303,773
Nutex Health, Inc.* 662 108,978
Omada Health, Inc.* 1,773 27,978
Oncology Institute, Inc.
(The)*(a) 14,229 50,655
OPKO Health, Inc.*(a) 78,140 98,456
Option Care Health, Inc.*(a) 31,755 1,011,714
Owens & Minor, Inc.*(a) 14,696 41,149
PACS Group, Inc.* 8,866 340,366
Pediatrix Medical Group, Inc.* 17,359 371,309
Pennant Group, Inc. (The)* 6,464 181,962
Privia Health Group, Inc.* 22,680 537,743

NVIT Small Cap Index Fund - December 31, 2025 - Statement of Investments - 113
Common Stocks
Shares Value ($)
Health Care Providers & Services
Progyny, Inc.* 15,002 385,251
RadNet, Inc.* 13,498 963,082
SBC Medical Group Holdings,
Inc.*(a) 1,977 8,521
Select Medical Holdings Corp. 21,528 319,691
Sonida Senior Living, Inc.* 1,002 32,675
Strata Critical Medical, Inc.*(a) 14,393 69,230
Surgery Partners, Inc.* 15,415 238,162
Talkspace, Inc.*(a) 28,030 101,749
US Physical Therapy, Inc. 2,939 229,507
Viemed Healthcare, Inc.* 6,479 48,139
18,789,252
Health Care REITs 1 .0%
American Healthcare REIT,
Inc.(a) 33,853 1,593,122
CareTrust REIT, Inc.(a) 44,813 1,620,438
Community Healthcare Trust,
Inc.(a) 5,055 83,003
Diversified Healthcare Trust 44,334 215,020
Global Medical REIT, Inc.(a) 2,715 91,604
LTC Properties, Inc. 8,868 304,882
National Health Investors, Inc. 9,246 706,117
Sabra Health Care REIT, Inc.
(a) 47,664 902,756
Sila Realty Trust, Inc. 11,373 265,105
Strawberry Fields REIT, Inc. 1,745 22,859
Universal Health Realty
Income Trust 2,655 104,103
5,909,009
Health Care Technology 0 .3%
Claritev Corp.*(a) 1,467 62,714
Definitive Healthcare Corp.,
Class A* 6,943 19,926
Evolent Health, Inc., Class A* 22,552 90,208
Health Catalyst, Inc.* 12,543 29,978
HealthStream, Inc.(a) 4,724 108,983
HeartFlow, Inc.*(a) 3,812 111,120
LifeMD, Inc.*(a) 7,304 24,906
OptimizeRx Corp.*(a) 3,400 41,684
Phreesia, Inc.* 11,516 194,851
Schrodinger, Inc.*(a) 11,319 202,384
Simulations Plus, Inc.*(a) 3,067 55,911
Teladoc Health, Inc.*(a) 35,008 245,056
TruBridge, Inc.* 1,881 41,514
Waystar Holding Corp.*(a) 21,957 719,092
1,948,327
Hotel & Resort REITs 0 .6%
Apple Hospitality REIT, Inc.(a) 46,609 552,317
Braemar Hotels & Resorts,
Inc.(a) 12,891 36,997
Chatham Lodging Trust 10,808 73,602
DiamondRock Hospitality Co. 42,271 378,748
Pebblebrook Hotel Trust(a) 23,668 267,922
RLJ Lodging Trust(a) 28,598 213,055
Ryman Hospitality Properties,
Inc. 12,342 1,167,800
Service Properties Trust(a) 31,734 58,391
Summit Hotel Properties, Inc.
(a) 21,716 105,757
Sunstone Hotel Investors, Inc. 36,712 328,205
Common Stocks
Shares Value ($)
Hotel & Resort REITs
Xenia Hotels & Resorts, Inc. 19,127 270,456
3,453,250
Hotels, Restaurants & Leisure 1 .7%
Accel Entertainment, Inc.,
Class A* 10,006 114,168
Bally's Corp.*(a) 1,950 32,214
Biglari Holdings, Inc., Class B* 146 48,535
BJ's Restaurants, Inc.* 4,027 158,664
Black Rock Coffee Bar, Inc.,
Class A* 1,954 43,477
Bloomin' Brands, Inc.(a) 17,297 106,722
Brightstar Lottery plc 20,799 321,969
Brinker International, Inc.* 8,801 1,263,120
Cheesecake Factory, Inc.
(The)(a) 9,273 468,101
Cracker Barrel Old Country
Store, Inc.(a) 4,298 109,169
Dave & Buster's
Entertainment, Inc.*(a) 5,793 93,905
Denny's Corp.*(a) 9,497 59,071
Dine Brands Global, Inc.(a) 3,075 98,831
El Pollo Loco Holdings, Inc.*(a) 5,740 60,040
First Watch Restaurant Group,
Inc.* 10,837 163,422
Genius Sports Ltd.* 43,457 478,896
Global Business Travel Group
I*(a) 25,870 197,906
Golden Entertainment, Inc. 3,849 104,654
Hilton Grand Vacations,
Inc.*(a) 12,204 546,129
Inspired Entertainment, Inc.* 5,221 48,869
Jack in the Box, Inc.(a) 3,633 68,845
Krispy Kreme, Inc.(a) 13,917 55,946
Kura Sushi USA, Inc., Class
A*(a) 1,219 63,790
Life Time Group Holdings,
Inc.* 30,090 799,792
Lindblad Expeditions Holdings,
Inc.* 7,079 102,079
Marriott Vacations Worldwide
Corp.(a) 5,692 328,371
Monarch Casino & Resort, Inc. 2,462 235,613
Nathan's Famous, Inc.(a) 539 50,434
Navan, Inc., Class A* 7,310 124,855
Papa John's International, Inc.
(a) 6,441 247,914
Portillo's, Inc., Class A*(a) 12,497 56,736
Pursuit Attractions and
Hospitality, Inc.* 4,000 134,720
RCI Hospitality Holdings, Inc.
(a) 1,459 34,783
Red Rock Resorts, Inc., Class
A(a) 9,768 605,128
Rush Street Interactive,
Inc.*(a) 17,954 348,846
Sabre Corp.*(a) 69,349 94,315
Serve Robotics, Inc.*(a) 12,594 130,726
Shake Shack, Inc., Class A* 7,690 624,197
Six Flags Entertainment
Corp.*(a) 18,899 289,911
Super Group SGHC Ltd.(a) 32,390 387,061

114 - Statement of Investments - December 31, 2025 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Sweetgreen, Inc., Class A*(a) 21,365 144,427
Target Hospitality Corp.* 6,084 48,733
United Parks & Resorts,
Inc.*(a) 5,469 198,525
Xponential Fitness, Inc., Class
A* 5,336 43,915
9,737,524
Household Durables 1 .7%
Bassett Furniture Industries,
Inc. 1,752 29,364
Beazer Homes USA, Inc.* 5,543 112,357
Cavco Industries, Inc.*(a) 1,538 908,558
Century Communities, Inc.(a) 5,226 310,163
Champion Homes, Inc.* 11,211 947,329
Cricut, Inc., Class A(a) 10,041 49,703
Dream Finders Homes, Inc.,
Class A*(a) 6,009 102,754
Ethan Allen Interiors, Inc. 4,497 102,711
Flexsteel Industries, Inc. 734 28,986
Green Brick Partners, Inc.*(a) 6,140 384,732
Hamilton Beach Brands
Holding Co., Class A 1,335 21,961
Helen of Troy Ltd.*(a) 4,357 92,586
Hovnanian Enterprises, Inc.,
Class A* 988 96,370
Installed Building Products,
Inc.(a) 4,607 1,195,010
KB Home 12,483 704,166
La-Z-Boy, Inc. 8,368 311,875
Legacy Housing Corp.* 1,422 27,757
Leggett & Platt, Inc. 26,099 287,089
LGI Homes, Inc.*(a) 4,143 177,983
Lovesac Co. (The)* 2,656 39,176
M/I Homes, Inc.* 5,180 662,781
Meritage Homes Corp. 13,645 897,841
Sonos, Inc.* 23,842 418,666
Taylor Morrison Home Corp.,
Class A* 19,137 1,126,595
Traeger, Inc.* 5,223 5,641
Tri Pointe Homes, Inc.*(a) 16,478 518,563
9,560,717
Household Products 0 .3%
Central Garden & Pet Co.*(a) 2,110 67,837
Central Garden & Pet Co.,
Class A* 9,634 281,216
Energizer Holdings, Inc.(a) 12,345 245,542
Oil-Dri Corp. of America 1,851 90,588
Spectrum Brands Holdings,
Inc.(a) 4,775 282,107
WD-40 Co. 2,671 525,920
1,493,210
Independent Power and Renewable Electricity Producers
0 .3%
Hallador Energy Co.* 5,847 111,327
Montauk Renewables, Inc.* 15,729 26,267
Ormat Technologies, Inc.(a) 12,189 1,346,519
1,484,113
Common Stocks
Shares Value ($)
Industrial Conglomerates 0 .0%
†
Brookfield Business Corp.,
Class A(a) 4,596 164,904
Industrial REITs 0 .4%
Industrial Logistics Properties
Trust 10,337 57,267
Innovative Industrial
Properties, Inc. 5,631 266,684
LXP Industrial Trust(a) 11,843 587,176
One Liberty Properties, Inc. 3,592 72,882
Plymouth Industrial REIT, Inc. 8,603 188,233
Terreno Realty Corp.(a) 20,459 1,201,148
2,373,390
Insurance 2 .0%
Abacus Global Management,
Inc.(a) 8,069 68,990
American Coastal Insurance
Corp.(a) 5,939 75,010
American Integrity Insurance
Group, Inc.* 1,610 33,536
AMERISAFE, Inc. 3,767 144,691
Aspen Insurance Holdings
Ltd., Class A*(a) 3,388 125,695
Ategrity Specialty Holdings
LLC*(a) 1,559 32,755
Baldwin Insurance Group, Inc.
(The), Class A*(a) 14,285 343,269
Bowhead Specialty Holdings,
Inc.*(a) 3,475 99,177
Citizens, Inc., Class A*(a) 9,321 45,020
CNO Financial Group, Inc. 20,420 867,237
Crawford & Co., Class A 4,975 55,969
Donegal Group, Inc., Class A 3,998 79,880
eHealth, Inc.* 5,571 25,627
Employers Holdings, Inc. 4,549 196,380
F&G Annuities & Life, Inc.(a) 7,944 245,072
Fidelis Insurance Holdings Ltd. 11,832 231,552
Genworth Financial, Inc.,
Class A* 79,715 719,826
GoHealth, Inc., Class A* 1,348 2,898
Goosehead Insurance, Inc.,
Class A(a) 4,638 341,589
Greenlight Capital Re Ltd.,
Class A* 6,289 91,694
Hamilton Insurance Group
Ltd., Class B* 8,898 248,254
HCI Group, Inc. 2,147 411,558
Heritage Insurance Holdings,
Inc.* 4,939 144,515
Hippo Holdings, Inc.* 3,707 111,507
Horace Mann Educators Corp. 8,095 373,827
Investors Title Co. 298 74,393
James River Group Holdings,
Inc. 8,020 51,007
Kestrel Group Ltd.(a) 893 9,144
Kingstone Cos., Inc.(a) 2,288 38,507
Kingsway Financial Services,
Inc.* 4,380 58,911
Lemonade, Inc.*(a) 12,046 857,434
MBIA, Inc.*(a) 9,219 66,008
Mercury General Corp. 5,501 517,424
NI Holdings, Inc.* 1,529 20,336

NVIT Small Cap Index Fund - December 31, 2025 - Statement of Investments - 115
Common Stocks
Shares Value ($)
Insurance
Octave Specialty Group, Inc.* 8,414 65,461
Oscar Health, Inc., Class A* 39,513 567,802
Palomar Holdings, Inc.* 5,298 713,959
ProAssurance Corp.* 10,256 247,785
Root, Inc., Class A*(a) 2,385 172,269
Safety Insurance Group, Inc. 2,989 232,873
Selective Insurance Group,
Inc. 12,254 1,025,292
Selectquote, Inc.* 27,157 38,291
SiriusPoint Ltd.* 12,378 270,954
Skyward Specialty Insurance
Group, Inc.* 7,194 367,685
Slide Insurance Holdings, Inc.* 5,546 108,036
Stewart Information Services
Corp. 5,587 392,543
Tiptree, Inc., Class A 4,838 88,390
Trupanion, Inc.*(a) 7,494 280,051
United Fire Group, Inc. 4,254 154,633
Universal Insurance Holdings,
Inc. 5,178 175,016
11,709,732
Interactive Media & Services 0 .5%
Angi, Inc., Class A*(a) 7,046 91,105
Arena Group Holdings, Inc.
(The)*(a) 2,392 9,568
Bumble, Inc., Class A*(a) 13,818 49,330
Cargurus, Inc., Class A* 16,388 628,480
Cars.com, Inc.*(a) 10,876 132,687
EverQuote, Inc., Class A* 5,862 158,274
fuboTV, Inc.*(a) 65,118 164,097
Getty Images Holdings,
Inc.*(a) 21,043 28,198
Grindr, Inc.*(a) 6,382 86,412
MediaAlpha, Inc., Class A* 6,246 80,886
Nextdoor Holdings, Inc.* 44,612 93,685
QuinStreet, Inc.* 10,501 150,899
Rumble, Inc.*(a) 20,567 129,984
Shutterstock, Inc. 4,932 94,201
Teads Holding Co.*(a) 7,466 5,255
Travelzoo*(a) 1,141 8,124
TripAdvisor, Inc.*(a) 22,307 324,790
TrueCar, Inc.* 15,719 35,525
Webtoon Entertainment,
Inc.*(a) 3,889 50,674
Yelp, Inc., Class A* 12,045 366,048
Ziff Davis, Inc.* 8,085 284,188
ZipRecruiter, Inc., Class A* 13,366 52,127
3,024,537
IT Services 0 .6%
Applied Digital Corp.*(a) 47,276 1,159,208
ASGN, Inc.*(a) 8,589 413,732
Backblaze, Inc., Class A* 10,005 46,623
BigBear.ai Holdings, Inc.*(a) 86,319 466,123
Commerce.com, Inc., Series
1* 13,044 53,741
Crexendo, Inc.* 2,639 17,074
CSP, Inc. 1,279 15,988
DigitalOcean Holdings, Inc.*(a) 13,686 658,570
Fastly, Inc., Class A* 27,805 283,055
Grid Dynamics Holdings, Inc.* 13,928 125,770
Hackett Group, Inc. (The) 4,845 95,107
Common Stocks
Shares Value ($)
IT Services
Information Services Group,
Inc.(a) 7,689 44,442
Rackspace Technology,
Inc.*(a) 19,964 19,383
TSS, Inc.*(a) 5,106 36,100
Tucows, Inc., Class A* 1,339 30,020
Unisys Corp.* 13,372 36,907
VTEX, Class A* 10,719 40,304
Whitefiber, Inc.* 2,208 34,886
3,577,033
Leisure Products 0 .4%
Acushnet Holdings Corp.(a) 5,448 434,859
American Outdoor Brands,
Inc.*(a) 2,174 16,805
Clarus Corp. 4,367 14,630
Escalade, Inc. 1,771 23,891
Funko, Inc., Class A* 7,196 24,466
JAKKS Pacific, Inc. 2,231 37,659
Johnson Outdoors, Inc., Class
A 1,071 45,464
Latham Group, Inc.* 9,915 62,960
Malibu Boats, Inc., Class A*(a) 3,607 101,754
Marine Products Corp. 1,063 9,312
MasterCraft Boat Holdings,
Inc.* 3,207 60,644
Peloton Interactive, Inc., Class
A*(a) 78,291 482,273
Polaris, Inc. 10,581 669,248
Smith & Wesson Brands, Inc. 8,692 85,790
Sturm Ruger & Co., Inc. 2,794 91,224
Topgolf Callaway Brands
Corp.*(a) 26,082 304,377
2,465,356
Life Sciences Tools & Services 0 .5%
10X Genomics, Inc., Class A* 21,634 352,851
Adaptive Biotechnologies
Corp.*(a) 29,892 485,446
Alpha Teknova, Inc.* 2,070 7,866
Azenta, Inc.*(a) 8,115 269,905
BioLife Solutions, Inc.*(a) 7,828 189,281
Codexis, Inc.*(a) 17,616 28,714
CryoPort, Inc.* 9,405 90,288
Cytek Biosciences, Inc.*(a) 22,393 113,085
Fortrea Holdings, Inc.* 18,470 318,607
Ginkgo Bioworks Holdings,
Inc.*(a) 8,242 68,491
Lifecore Biomedical, Inc.*(a) 4,790 39,182
Maravai LifeSciences
Holdings, Inc., Class A*(a) 23,079 75,007
MaxCyte, Inc.* 19,672 30,492
Mesa Laboratories, Inc. 1,076 84,466
Niagen Bioscience, Inc.* 10,098 64,223
OmniAb, Inc.* 21,229 39,274
Pacific Biosciences of
California, Inc.*(a) 58,699 109,767
Personalis, Inc.* 10,667 84,909
Quanterix Corp.* 8,179 52,018
Quantum-Si, Inc.*(a) 31,567 34,724
Standard BioTools, Inc.*(a) 61,482 78,697
2,617,293

116 - Statement of Investments - December 31, 2025 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Machinery 3 .8%
3D Systems Corp.*(a) 27,653 48,946
Aebi Schmidt Holding AG 7,066 89,385
AirJoule Technologies Corp.* 5,733 22,588
Alamo Group, Inc.(a) 2,025 339,937
Albany International Corp.,
Class A(a) 5,820 295,074
Alliance Laundry Holdings,
Inc.* 8,328 169,475
Astec Industries, Inc.(a) 4,424 191,648
Atmus Filtration Technologies,
Inc. 16,487 855,840
Blue Bird Corp.* 6,309 296,523
CECO Environmental
Corp.*(a) 5,863 350,901
Chart Industries, Inc.* 8,975 1,850,914
Columbus McKinnon Corp. 5,535 95,479
Douglas Dynamics, Inc. 4,356 142,223
Eastern Co. (The) 1,205 23,726
Energy Recovery, Inc.* 10,430 140,701
Enerpac Tool Group Corp.,
Class A 10,389 397,275
Enpro, Inc.(a) 4,188 896,776
ESCO Technologies, Inc. 5,143 1,004,891
Federal Signal Corp.(a) 11,926 1,295,044
Franklin Electric Co., Inc. 7,627 728,607
Gencor Industries, Inc.* 1,714 22,213
Gorman-Rupp Co. (The)(a) 4,000 191,000
Graham Corp.*(a) 2,072 133,085
Greenbrier Cos., Inc. (The)(a) 6,167 288,246
Helios Technologies, Inc. 6,626 354,425
Hillenbrand, Inc. 13,840 439,005
Hillman Solutions Corp.* 38,764 335,696
Hyster-Yale, Inc. 2,264 67,263
JBT Marel Corp.(a) 10,377 1,563,503
Kadant, Inc.(a) 2,326 662,956
Kennametal, Inc. 15,111 429,303
L B Foster Co., Class A* 1,959 52,795
Lindsay Corp.(a) 2,176 256,485
Luxfer Holdings plc 4,821 65,228
Manitowoc Co., Inc. (The)* 6,868 82,347
Mayville Engineering Co., Inc.* 2,762 51,705
Microvast Holdings, Inc.*(a) 39,547 110,732
Miller Industries, Inc. 2,132 79,673
Mueller Water Products, Inc.,
Class A 30,595 728,773
Omega Flex, Inc. 477 14,043
Palladyne AI Corp.*(a) 4,869 20,742
Park-Ohio Holdings Corp. 1,939 40,603
Proto Labs, Inc.* 4,745 240,050
REV Group, Inc. 9,651 586,877
Richtech Robotics, Inc., Class
B*(a) 30,414 98,237
SPX Technologies, Inc.* 9,577 1,915,975
Standex International Corp.(a) 2,353 511,260
Tennant Co. 3,573 263,330
Terex Corp. 12,893 688,228
Titan International, Inc.*(a) 9,353 73,234
Trinity Industries, Inc. 15,922 420,978
Wabash National Corp. 7,749 67,029
Watts Water Technologies,
Inc., Class A 5,474 1,510,933
Common Stocks
Shares Value ($)
Machinery
Worthington Enterprises, Inc. 6,210 320,250
21,922,155
Marine Transportation 0 .2%
Costamare Bulkers Holdings
Ltd.* 1,557 23,993
Costamare, Inc. 8,835 139,505
Genco Shipping & Trading Ltd.
(a) 6,306 116,219
Himalaya Shipping Ltd.(a) 5,221 47,511
Matson, Inc. 6,283 776,265
Pangaea Logistics Solutions
Ltd. 6,061 41,700
Safe Bulkers, Inc. 11,215 54,056
1,199,249
Media 1 .0%
Advantage Solutions, Inc.*(a) 17,774 15,641
AMC Networks, Inc., Class
A*(a) 6,967 66,326
Boston Omaha Corp., Class
A*(a) 4,087 50,556
Cable One, Inc.(a) 1,074 121,201
EchoStar Corp., Class A*(a) 26,914 2,925,552
Emerald Holding, Inc. 2,270 10,147
Entravision Communications
Corp., Class A 13,281 38,913
EW Scripps Co. (The), Class
A*(a) 14,158 56,490
Gambling.com Group Ltd.*(a) 2,965 16,189
Gray Media, Inc.(a) 17,491 84,656
Ibotta, Inc., Class A*(a) 2,854 64,871
iHeartMedia, Inc., Class A*(a) 25,366 105,523
John Wiley & Sons, Inc., Class
A 8,201 251,197
Magnite, Inc.*(a) 27,798 451,162
National CineMedia, Inc.(a) 13,409 52,161
Newsmax, Inc., Class B*(a) 9,339 72,191
Nexxen International Ltd.*(a) 7,193 47,042
Optimum Communications,
Inc., Class A*(a) 55,359 91,342
PubMatic, Inc., Class A*(a) 6,994 62,037
Scholastic Corp. 3,934 116,564
Sinclair, Inc.(a) 7,628 116,708
Stagwell, Inc., Class A*(a) 22,916 112,059
TechTarget, Inc.* 5,717 30,872
TEGNA, Inc. 31,999 621,101
Thryv Holdings, Inc.*(a) 7,239 43,796
USA TODAY Co., Inc.*(a) 28,457 146,554
5,770,851
Metals & Mining 2 .4%
Alpha Metallurgical Resources,
Inc.*(a) 2,368 473,316
American Battery Technology
Co.*(a) 22,879 76,416
Ascent Industries Co.* 1,338 21,662
Caledonia Mining Corp. plc 3,353 87,748
Century Aluminum Co.* 10,700 419,226
Coeur Mining, Inc.*(a) 127,108 2,266,336
Commercial Metals Co. 22,242 1,539,591
Compass Minerals
International, Inc.*(a) 6,606 129,742

NVIT Small Cap Index Fund - December 31, 2025 - Statement of Investments - 117
Common Stocks
Shares Value ($)
Metals & Mining
Constellium SE, Class A* 27,288 514,379
Contango ORE, Inc.* 2,146 56,676
Critical Metals Corp.*(a) 8,748 60,711
Dakota Gold Corp.*(a) 16,795 95,396
Ferroglobe plc(a) 23,189 107,597
Friedman Industries, Inc. 1,092 22,375
Hecla Mining Co. 126,272 2,423,160
Idaho Strategic Resources,
Inc.*(a) 2,836 114,291
Ivanhoe Electric, Inc.*(a) 21,080 336,858
Kaiser Aluminum Corp.(a) 3,221 369,964
Lifezone Metals Ltd.*(a) 5,550 23,699
Materion Corp. 4,101 509,836
Metallus, Inc.*(a) 7,244 124,307
NioCorp Developments Ltd.* 20,941 110,987
Novagold Resources, Inc.* 60,671 565,454
Olympic Steel, Inc. 1,862 79,666
Perpetua Resources Corp.* 16,869 408,398
Ramaco Resources, Inc.,
Class A*(a) 8,148 146,664
Ryerson Holding Corp.(a) 5,357 134,782
SSR Mining, Inc.* 40,402 885,612
SunCoke Energy, Inc. 17,176 123,667
Tredegar Corp.* 5,089 36,539
United States Antimony
Corp.*(a) 23,107 115,997
US Gold Corp.*(a) 2,687 52,155
USA Rare Earth, Inc.*(a) 17,338 206,322
Vox Royalty Corp. 11,210 53,135
Warrior Met Coal, Inc.(a) 10,404 917,321
Worthington Steel, Inc. 6,381 220,910
13,830,895
Mortgage Real Estate Investment Trusts (REITs) 0 .9%
ACRES Commercial Realty
Corp.*(a) 1,195 25,501
Adamas Trust, Inc.(a) 16,450 120,085
Advanced Flower Capital, Inc.
(a) 4,014 11,440
Angel Oak Mortgage REIT, Inc. 2,471 21,275
Apollo Commercial Real
Estate Finance, Inc.(a) 28,361 274,535
Arbor Realty Trust, Inc.(a) 33,049 256,460
Ares Commercial Real Estate
Corp.(a) 11,592 55,410
ARMOUR Residential REIT,
Inc.(a) 22,219 393,054
Blackstone Mortgage Trust,
Inc., Class A(a) 31,868 609,635
BrightSpire Capital, Inc., Class
A(a) 25,119 140,666
Chicago Atlantic Real Estate
Finance, Inc. 4,297 52,681
Chimera Investment Corp. 16,293 202,522
Claros Mortgage Trust, Inc.*(a) 18,787 57,488
Dynex Capital, Inc.(a) 28,471 398,879
Ellington Financial, Inc.(a) 18,117 246,029
Franklin BSP Realty Trust, Inc.
(a) 16,545 165,946
Invesco Mortgage Capital, Inc.
(a) 15,250 128,253
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
KKR Real Estate Finance
Trust, Inc.(a) 11,496 94,497
Ladder Capital Corp., Class
A(a) 24,173 265,661
Lument Finance Trust, Inc.(a) 12,290 17,329
MFA Financial, Inc.(a) 21,720 202,213
Nexpoint Real Estate Finance,
Inc.(a) 1,841 25,921
Orchid Island Capital, Inc.(a) 29,047 209,139
PennyMac Mortgage
Investment Trust(a) 18,620 233,681
Ready Capital Corp.(a) 32,240 70,283
Redwood Trust, Inc.(a) 26,095 144,305
Rithm Property Trust, Inc. 1,174 19,471
Seven Hills Realty Trust 5,658 50,356
Sunrise Realty Trust, Inc. 1,836 17,314
TPG Mortgage Investment
Trust, Inc. 6,028 51,359
TPG RE Finance Trust, Inc. 14,576 125,499
Two Harbors Investment Corp.
(a) 21,572 226,506
4,913,393
Multi-Utilities 0 .5%
Avista Corp. 16,176 623,423
Black Hills Corp. 14,727 1,022,348
Northwestern Energy Group,
Inc. 12,314 794,746
Unitil Corp. 3,284 159,077
2,599,594
Office REITs 0 .5%
Brandywine Realty Trust(a) 35,646 104,086
City Office REIT, Inc. 7,930 55,431
COPT Defense Properties 22,800 633,840
Douglas Emmett, Inc.(a) 25,347 278,564
Easterly Government
Properties, Inc., Class A(a) 8,489 179,882
Empire State Realty Trust,
Inc., Class A(a) 28,468 185,611
Franklin Street Properties
Corp. 16,629 15,728
Hudson Pacific Properties,
Inc.*(a) 11,098 120,191
JBG SMITH Properties(a) 12,126 206,263
NET Lease Office Properties 2,911 75,075
Peakstone Realty Trust(a) 7,836 112,447
Piedmont Realty Trust, Inc.,
Class A 24,717 206,140
Postal Realty Trust, Inc., Class
A 4,000 64,560
SL Green Realty Corp.(a) 14,220 652,271
2,890,089
Oil, Gas & Consumable Fuels 3 .0%
Ardmore Shipping Corp. 6,702 70,974
BKV Corp.*(a) 4,370 118,646
California Resources Corp. 14,729 658,534
Calumet, Inc.*(a) 13,545 269,139
Centrus Energy Corp., Class
A*(a) 3,340 810,818
Clean Energy Fuels Corp.* 34,584 72,626
CNX Resources Corp.*(a) 25,943 953,924

118 - Statement of Investments - December 31, 2025 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Comstock Resources, Inc.*(a) 14,619 338,868
Core Natural Resources, Inc.
(a) 10,135 897,049
Crescent Energy Co., Class
A(a) 46,638 391,293
CVR Energy, Inc.* 6,237 158,669
Delek US Holdings, Inc. 11,758 348,742
DHT Holdings, Inc. 26,629 325,140
Diversified Energy Co. 11,749 170,126
Dorian LPG Ltd.(a) 7,411 180,384
Empire Petroleum Corp.*(a) 2,821 8,576
Encore Energy Corp.*(a) 36,697 91,009
Energy Fuels, Inc.*(a) 45,269 658,211
Epsilon Energy Ltd. 2,663 12,356
Evolution Petroleum Corp.(a) 4,403 15,587
Excelerate Energy, Inc., Class
A(a) 4,872 136,660
FLEX LNG Ltd. 6,171 153,966
FutureFuel Corp. 4,710 15,025
Gevo, Inc.* 46,548 93,096
Golar LNG Ltd. 19,254 716,441
Granite Ridge Resources, Inc.
(a) 9,834 46,220
Green Plains, Inc.*(a) 13,518 132,476
Gulfport Energy Corp.* 3,121 649,137
HighPeak Energy, Inc.(a) 3,536 16,761
Infinity Natural Resources,
Inc., Class A* 2,658 39,152
International Seaways, Inc.(a) 8,037 390,196
Kinetik Holdings, Inc., Class
A(a) 8,705 313,815
Kolibri Global Energy, Inc.* 6,503 25,557
Kosmos Energy Ltd.* 92,025 83,503
Lightbridge Corp.*(a) 5,223 66,019
Magnolia Oil & Gas Corp.,
Class A(a) 36,194 792,287
Murphy Oil Corp.(a) 27,023 844,469
NACCO Industries, Inc., Class
A 796 39,036
Navigator Holdings Ltd.(a) 6,226 107,834
New Fortress Energy, Inc.*(a) 32,076 36,567
NextDecade Corp.*(a) 25,727 135,581
NextNRG, Inc.*(a) 3,163 4,586
Nordic American Tankers Ltd.
(a) 41,126 141,473
Northern Oil & Gas, Inc.(a) 19,165 411,473
OPAL Fuels, Inc., Class A*(a) 3,481 8,198
Par Pacific Holdings, Inc.* 9,929 348,905
PBF Energy, Inc., Class A 16,869 457,487
Peabody Energy Corp.(a) 24,220 719,334
Prairie Operating Co.*(a) 3,600 6,084
PrimeEnergy Resources
Corp.*(a) 68 11,628
REX American Resources
Corp.* 5,754 185,969
Riley Exploration Permian, Inc.
(a) 2,945 77,748
Sable Offshore Corp.*(a) 14,618 131,854
SandRidge Energy, Inc.(a) 7,099 102,439
Scorpio Tankers, Inc. 8,949 454,878
SFL Corp. Ltd.(a) 23,106 180,458
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
SM Energy Co. 23,013 430,343
Summit Midstream Corp.* 1,665 44,422
Talos Energy, Inc.*(a) 26,288 289,694
Teekay Corp. Ltd. 10,890 98,337
Teekay Tankers Ltd., Class A 4,823 257,645
Uranium Energy Corp.*(a) 94,725 1,106,388
VAALCO Energy, Inc.(a) 19,911 72,476
Vitesse Energy, Inc.(a) 5,813 111,958
W&T Offshore, Inc.(a) 22,106 36,033
World Kinect Corp.(a) 10,738 251,591
17,325,870
Paper & Forest Products 0 .1%
Clearwater Paper Corp.*(a) 3,169 55,141
Magnera Corp.* 6,200 93,868
Sylvamo Corp. 6,973 335,750
484,759
Passenger Airlines 0 .5%
Allegiant Travel Co.*(a) 2,953 251,802
flyExclusive, Inc.* 2,243 9,219
Frontier Group Holdings,
Inc.*(a) 16,128 75,963
JetBlue Airways Corp.*(a) 59,004 268,468
Joby Aviation, Inc.*(a) 96,511 1,273,945
SkyWest, Inc.* 8,038 807,096
Sun Country Airlines Holdings,
Inc.* 10,755 154,764
2,841,257
Personal Care Products 0 .2%
Beauty Health Co. (The)*(a) 22,715 31,574
Edgewell Personal Care Co.(a) 8,916 152,018
FitLife Brands, Inc.* 741 12,056
Herbalife Ltd.*(a) 20,690 266,694
Honest Co., Inc. (The)*(a) 18,306 47,229
Interparfums, Inc.(a) 3,641 308,866
Lifevantage Corp.(a) 2,016 12,419
Medifast, Inc.*(a) 2,461 26,284
Nature's Sunshine Products,
Inc.* 3,385 73,048
Nu Skin Enterprises, Inc.,
Class A 9,849 94,747
Olaplex Holdings, Inc.*(a) 29,822 39,962
USANA Health Sciences, Inc.* 2,220 43,579
Waldencast plc, Class A*(a) 8,088 15,205
1,123,681
Pharmaceuticals 2 .6%
Aardvark Therapeutics,
Inc.*(a) 2,484 32,602
Aclaris Therapeutics, Inc.* 16,671 50,180
Alumis, Inc.*(a) 11,621 113,421
Amneal Pharmaceuticals, Inc.* 29,993 377,912
Amphastar Pharmaceuticals,
Inc.*(a) 7,072 189,388
Amylyx Pharmaceuticals,
Inc.*(a) 17,503 211,436
ANI Pharmaceuticals, Inc.*(a) 3,536 279,132
Aquestive Therapeutics,
Inc.*(a) 20,619 133,199
Arvinas, Inc.* 13,385 158,746
Atea Pharmaceuticals, Inc.*(a) 15,343 54,774

NVIT Small Cap Index Fund - December 31, 2025 - Statement of Investments - 119
Common Stocks
Shares Value ($)
Pharmaceuticals
Avadel Pharmaceuticals plc,
ADR* 17,882 385,357
Axsome Therapeutics, Inc.* 8,167 1,491,621
BioAge Labs, Inc.*(a) 4,530 59,932
Biote Corp., Class A* 6,823 17,740
Collegium Pharmaceutical,
Inc.* 6,284 290,949
CorMedix, Inc.*(a) 14,693 170,880
Crinetics Pharmaceuticals,
Inc.*(a) 17,898 833,152
Edgewise Therapeutics, Inc.* 13,541 336,020
Enliven Therapeutics, Inc.*(a) 8,058 124,093
Esperion Therapeutics, Inc.*(a) 46,532 172,168
Eton Pharmaceuticals, Inc.*(a) 4,867 82,301
Evolus, Inc.*(a) 10,251 68,169
EyePoint, Inc.*(a) 15,046 274,890
Fulcrum Therapeutics, Inc.*(a) 8,467 95,762
Harmony Biosciences
Holdings, Inc.* 8,678 324,731
Harrow, Inc.*(a) 6,344 310,856
Indivior plc* 24,212 868,727
Innoviva, Inc.* 12,440 248,676
Journey Medical Corp.*(a) 2,181 16,815
LB Pharmaceuticals, Inc.* 3,610 80,359
LENZ Therapeutics, Inc.*(a) 3,105 49,680
Ligand Pharmaceuticals,
Inc.*(a) 3,849 727,730
Liquidia Corp.*(a) 12,851 443,231
Maze Therapeutics, Inc.*(a) 4,320 178,978
MBX Biosciences, Inc.*(a) 5,647 178,106
MediWound Ltd.*(a) 1,902 35,111
Mind Medicine MindMed, Inc.* 18,676 250,072
Nuvation Bio, Inc.*(a) 48,039 430,429
Ocular Therapeutix, Inc.* 36,941 448,464
Omeros Corp.*(a) 12,563 215,770
Pacira BioSciences, Inc.*(a) 8,875 229,685
Phathom Pharmaceuticals,
Inc.*(a) 7,923 131,443
Phibro Animal Health Corp.,
Class A 4,041 150,972
Prestige Consumer
Healthcare, Inc.*(a) 9,776 603,081
Rapport Therapeutics, Inc.*(a) 5,644 171,239
Septerna, Inc.* 4,106 114,475
SIGA Technologies, Inc. 7,997 48,862
Supernus Pharmaceuticals,
Inc.* 10,809 537,207
Tarsus Pharmaceuticals, Inc.* 7,864 643,904
Terns Pharmaceuticals, Inc.* 17,055 689,022
Theravance Biopharma, Inc.* 7,326 137,069
Third Harmonic Bio, Inc.*∞ 5,115 0
Trevi Therapeutics, Inc.*(a) 17,753 222,268
Tvardi Therapeutics, Inc.* 966 4,154
WaVe Life Sciences Ltd.*(a) 22,655 385,135
Xeris Biopharma Holdings,
Inc.* 29,926 234,919
Zevra Therapeutics, Inc.*(a) 10,312 92,395
15,207,389
Professional Services 1 .7%
Alight, Inc., Class A 87,973 171,547
Asure Software, Inc.* 4,715 44,415
Common Stocks
Shares Value ($)
Professional Services
Barrett Business Services, Inc. 4,756 172,215
BlackSky Technology, Inc.*(a) 6,042 113,287
CBIZ, Inc.*(a) 9,669 487,801
Conduent, Inc.* 33,782 64,861
CRA International, Inc. 1,274 255,685
CSG Systems International,
Inc. 5,659 433,989
Exponent, Inc. 9,958 691,683
Falcon's Beyond Global, Inc.,
Class A*(a) 2,754 41,338
First Advantage Corp.*(a) 15,426 224,140
Forrester Research, Inc.* 2,436 19,780
Franklin Covey Co.*(a) 2,131 35,758
HireQuest, Inc. 773 8,124
Huron Consulting Group, Inc.* 3,366 582,015
IBEX Holdings Ltd.* 2,062 78,727
ICF International, Inc. 3,665 312,625
Innodata, Inc.*(a) 6,104 310,999
Insperity, Inc.(a) 7,172 277,700
Kelly Services, Inc., Class A 6,191 54,481
Kforce, Inc. 3,561 110,106
Korn Ferry 10,535 695,521
Legalzoom.com, Inc.* 25,218 250,415
Maximus, Inc. 11,216 968,165
Mistras Group, Inc.* 2,680 33,902
Planet Labs PBC*(a) 47,547 937,627
RCM Technologies, Inc.* 860 17,583
Resolute Holdings
Management, Inc.*(a) 825 170,305
Resources Connection, Inc.(a) 6,140 30,946
Skillsoft Corp.*(a) 781 7,263
Spire Global, Inc.*(a) 5,572 41,790
TIC Solutions, Inc.*(a) 39,502 399,365
TriNet Group, Inc.(a) 5,984 353,834
TrueBlue, Inc.* 5,121 23,301
TTEC Holdings, Inc.*(a) 3,470 12,492
Upwork, Inc.*(a) 24,442 484,440
Verra Mobility Corp., Class A* 31,824 713,176
Willdan Group, Inc.* 2,746 284,650
9,916,051
Real Estate Management & Development 0 .7%
American Realty Investors,
Inc.*(a) 366 5,878
Anywhere Real Estate, Inc.* 21,210 300,334
Compass, Inc., Class A*(a) 97,673 1,032,404
Cushman & Wakefield Ltd.* 24,335 393,984
Douglas Elliman, Inc.* 13,933 33,021
eXp World Holdings, Inc.(a) 17,359 157,099
Forestar Group, Inc.* 3,949 97,264
FRP Holdings, Inc.*(a) 2,375 54,126
Kennedy-Wilson Holdings, Inc.
(a) 24,378 235,735
Marcus & Millichap, Inc. 5,112 139,506
Maui Land & Pineapple Co.,
Inc.* 1,270 21,514
Newmark Group, Inc., Class A 29,736 515,622
RE/MAX Holdings, Inc., Class
A* 4,273 32,432
Real Brokerage, Inc. (The)* 26,299 95,991
RMR Group, Inc. (The), Class
A(a) 3,495 52,075

120 - Statement of Investments - December 31, 2025 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Real Estate Management & Development
Seaport Entertainment Group,
Inc.*(a) 1,267 25,049
St Joe Co. (The) 7,526 446,819
Stratus Properties, Inc.* 1,321 31,942
Tejon Ranch Co.*(a) 4,221 66,565
Transcontinental Realty
Investors, Inc.* 446 26,144
3,763,504
Residential REITs 0 .4%
Apartment Investment and
Management Co., Class A 25,491 151,417
BRT Apartments Corp. 1,783 26,210
Centerspace(a) 3,240 216,173
Clipper Realty, Inc. 2,440 9,321
Elme Communities 17,344 301,786
Independence Realty Trust,
Inc.(a) 47,828 836,033
NexPoint Residential Trust,
Inc. 4,492 135,209
UMH Properties, Inc. 15,819 251,680
Veris Residential, Inc.(a) 14,629 217,679
2,145,508
Retail REITs 1 .2%
Acadia Realty Trust(a) 26,496 544,228
Alexander's, Inc.(a) 450 98,073
CBL & Associates Properties,
Inc. 3,791 140,267
Curbline Properties Corp.(a) 19,497 452,525
FrontView REIT, Inc.(a) 4,147 61,210
Getty Realty Corp.(a) 10,310 282,185
InvenTrust Properties Corp. 15,717 443,377
Kite Realty Group Trust 44,224 1,060,049
Macerich Co. (The)(a) 50,942 940,389
NETSTREIT Corp.(a) 16,486 290,813
Phillips Edison & Co., Inc. 25,417 904,083
Saul Centers, Inc. 2,582 81,410
SITE Centers Corp. 11,578 74,331
Tanger, Inc.(a) 22,480 750,158
Urban Edge Properties 25,260 484,739
Whitestone REIT 9,110 126,538
6,734,375
Semiconductors & Semiconductor Equipment 3 .4%
ACM Research, Inc., Class A* 10,020 395,289
Aehr Test Systems*(a) 5,456 110,157
Aeluma, Inc.*(a) 2,568 44,093
Alpha & Omega
Semiconductor Ltd.* 5,362 106,221
Ambarella, Inc.* 7,998 566,578
Ambiq Micro, Inc.* 872 24,852
Atomera, Inc.*(a) 5,454 12,053
Axcelis Technologies, Inc.*(a) 6,155 494,493
Blaize Holdings, Inc.*(a) 14,011 27,321
CEVA, Inc.* 4,769 102,629
Cohu, Inc.* 9,169 213,363
Credo Technology Group
Holding Ltd.* 30,422 4,377,422
Diodes, Inc.*(a) 9,186 453,237
FormFactor, Inc.* 15,387 858,287
Ichor Holdings Ltd.*(a) 6,607 121,767
Impinj, Inc.*(a) 5,353 931,475
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
indie Semiconductor, Inc.,
Class A*(a) 38,304 135,213
Kopin Corp.*(a) 32,374 75,755
Kulicke & Soffa Industries, Inc. 10,132 461,614
MaxLinear, Inc., Class A* 16,642 290,070
Navitas Semiconductor Corp.,
Class A*(a) 31,579 225,474
NVE Corp. 911 54,050
PDF Solutions, Inc.*(a) 6,305 179,882
Penguin Solutions, Inc.*(a) 10,448 204,363
Photronics, Inc.* 11,354 363,328
Power Integrations, Inc. 11,067 393,321
Rambus, Inc.* 21,471 1,972,970
Rigetti Computing, Inc.*(a) 63,376 1,403,778
Semtech Corp.*(a) 17,301 1,274,911
Silicon Laboratories, Inc.* 6,453 843,407
SiTime Corp.* 4,295 1,516,951
SkyWater Technology, Inc.*(a) 6,112 110,994
Synaptics, Inc.*(a) 7,745 573,285
Ultra Clean Holdings, Inc.* 8,960 226,957
Veeco Instruments, Inc.*(a) 11,736 335,415
19,480,975
Software 5 .7%
8x8, Inc.* 27,214 53,612
A10 Networks, Inc.(a) 14,442 255,479
ACI Worldwide, Inc.* 20,791 994,018
Adeia, Inc.(a) 21,423 369,547
Agilysys, Inc.*(a) 5,172 614,641
Airship AI Holdings, Inc.*(a) 4,390 12,687
Alarm.com Holdings, Inc.* 9,380 478,568
Alkami Technology, Inc.*(a) 13,912 320,950
Amplitude, Inc., Class A* 18,464 213,813
Appian Corp., Class A* 7,705 272,911
Arteris, Inc.* 6,158 95,449
Asana, Inc., Class A* 17,637 241,803
AudioEye, Inc.* 2,045 20,430
AvePoint, Inc.* 29,173 405,213
Bit Digital, Inc.*(a) 64,935 122,727
Bitdeer Technologies Group,
Class A*(a) 19,769 221,611
Blackbaud, Inc.* 7,610 481,865
BlackLine, Inc.* 10,463 578,499
Blend Labs, Inc., Class A* 39,535 120,186
Box, Inc., Class A* 28,046 838,856
Braze, Inc., Class A* 16,987 582,484
C3.ai, Inc., Class A*(a) 25,038 337,512
Cerence, Inc.*(a) 7,864 84,066
Chaince Digital Holdings,
Inc.*(a) 6,090 30,267
Cipher Mining, Inc.*(a) 64,576 953,142
Cleanspark, Inc.*(a) 55,591 562,581
Clear Secure, Inc., Class A 17,159 601,938
Clearwater Analytics Holdings,
Inc., Class A*(a) 55,369 1,335,500
Commvault Systems, Inc.* 8,872 1,112,194
Consensus Cloud Solutions,
Inc.* 3,803 82,982
Core Scientific, Inc.* 57,751 840,855
CS Disco, Inc.* 5,673 44,023
Daily Journal Corp.*(a) 254 123,779
Digimarc Corp.*(a) 3,506 22,999

NVIT Small Cap Index Fund - December 31, 2025 - Statement of Investments - 121
Common Stocks
Shares Value ($)
Software
Digital Turbine, Inc.* 21,112 105,560
Domo, Inc., Class B*(a) 7,305 61,581
D-Wave Quantum, Inc.*(a) 66,395 1,736,229
eGain Corp.*(a) 3,411 35,099
EverCommerce, Inc.*(a) 2,563 31,038
Expensify, Inc., Class A* 11,177 16,877
Five9, Inc.* 15,646 313,702
Freshworks, Inc., Class A* 39,809 487,660
Hut 8 Corp.*(a) 19,150 879,751
I3 Verticals, Inc., Class A*(a) 4,638 116,831
Intapp, Inc.* 11,300 517,766
InterDigital, Inc.(a) 5,145 1,638,065
Jamf Holding Corp.* 15,684 204,049
Kaltura, Inc.* 21,983 36,052
Life360, Inc.*(a) 4,089 262,269
LiveRamp Holdings, Inc.* 12,900 378,873
MARA Holdings, Inc.*(a) 73,415 659,267
Mitek Systems, Inc.*(a) 8,718 91,975
N-able, Inc.*(a) 13,723 102,648
NCR Voyix Corp.*(a) 28,391 289,588
NextNav, Inc.*(a) 18,782 312,533
ON24, Inc.* 7,189 57,225
OneSpan, Inc. 7,705 98,932
Ooma, Inc.* 4,320 50,674
Pagaya Technologies Ltd.,
Class A*(a) 10,208 213,347
PagerDuty, Inc.* 17,580 230,474
PAR Technology Corp.*(a) 8,005 290,421
Porch Group, Inc.* 17,532 160,067
Progress Software Corp.* 8,531 366,492
Q2 Holdings, Inc.*(a) 12,287 886,630
Qualys, Inc.*(a) 7,297 969,771
Rapid7, Inc.* 12,544 190,669
Red Violet, Inc.(a) 2,177 123,980
ReposiTrak, Inc.(a) 2,049 25,346
Rezolve AI plc*(a) 35,604 91,502
Rimini Street, Inc.*(a) 9,595 37,229
Riot Platforms, Inc.* 69,416 879,501
SEMrush Holdings, Inc., Class
A* 10,106 120,160
Silvaco Group, Inc.* 1,102 4,463
SoundHound AI, Inc., Class
A*(a) 74,526 743,024
SoundThinking, Inc.* 2,009 16,132
Sprinklr, Inc., Class A* 22,427 174,482
Sprout Social, Inc., Class A*(a) 10,793 121,637
SPS Commerce, Inc.* 7,563 674,090
Synchronoss Technologies,
Inc.*(a) 1,926 16,487
Telos Corp.* 10,730 54,723
Tenable Holdings, Inc.* 24,027 565,355
Terawulf, Inc.*(a) 60,407 694,076
Varonis Systems, Inc., Class
B* 23,078 756,958
Vertex, Inc., Class A*(a) 13,911 277,803
Via Transportation, Inc., Class
A* 2,012 58,368
Viant Technology, Inc., Class
A* 3,443 41,454
Weave Communications, Inc.* 12,758 96,833
WM Technology, Inc.* 21,355 17,620
Workiva, Inc., Class A* 9,921 855,686
Common Stocks
Shares Value ($)
Software
Xperi, Inc.* 9,020 52,857
Yext, Inc.* 20,037 161,498
Zeta Global Holdings Corp.,
Class A*(a) 37,257 758,180
32,638,746
Specialized REITs 0 .4%
Farmland Partners, Inc.(a) 8,255 79,991
Four Corners Property Trust,
Inc.(a) 19,993 461,038
Gladstone Land Corp.(a) 6,656 60,902
Outfront Media, Inc. 29,540 711,914
PotlatchDeltic Corp. 15,474 615,556
Safehold, Inc.(a) 11,662 159,653
Smartstop Self Storage REIT,
Inc.(a) 6,387 197,614
2,286,668
Specialty Retail 2 .2%
1-800-Flowers.com, Inc.,
Class A*(a) 4,156 16,333
Abercrombie & Fitch Co.,
Class A* 9,253 1,164,675
Academy Sports & Outdoors,
Inc. 13,133 656,125
Advance Auto Parts, Inc. 11,999 471,561
American Eagle Outfitters, Inc. 31,701 835,955
America's Car-Mart, Inc.* 1,432 36,172
Arhaus, Inc., Class A* 10,412 116,718
Arko Corp.(a) 15,602 70,833
Asbury Automotive Group,
Inc.* 3,870 899,891
BARK, Inc.*(a) 23,596 14,217
Barnes & Noble Education,
Inc.* 2,741 25,190
Bed Bath & Beyond, Inc.*(a) 13,657 74,567
Boot Barn Holdings, Inc.* 6,120 1,079,996
Buckle, Inc. (The) 6,188 330,563
Build-A-Bear Workshop, Inc.
(a) 2,530 155,013
Caleres, Inc.(a) 7,084 86,212
Camping World Holdings, Inc.,
Class A 12,444 121,080
Citi Trends, Inc.* 922 38,318
Designer Brands, Inc., Class
A(a) 6,941 51,572
Envela Corp.* 1,719 23,000
EVgo, Inc., Class A*(a) 24,134 70,230
Genesco, Inc.* 2,243 55,559
Group 1 Automotive, Inc. 2,447 962,405
Haverty Furniture Cos., Inc. 2,689 62,815
J Jill, Inc. 1,726 23,681
Lands' End, Inc.*(a) 1,755 25,483
MarineMax, Inc.*(a) 3,615 87,591
Monro, Inc.(a) 5,977 119,779
National Vision Holdings,
Inc.*(a) 15,451 398,945
OneWater Marine, Inc., Class
A*(a) 2,008 21,727
Outdoor Holding Co.*(a) 18,385 31,438
Petco Health & Wellness Co.,
Inc., Class A*(a) 15,976 44,893
RealReal, Inc. (The)*(a) 19,932 314,527

122 - Statement of Investments - December 31, 2025 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Specialty Retail
Revolve Group, Inc., Class A* 8,298 250,517
Sally Beauty Holdings, Inc.*(a) 20,176 287,710
Shoe Carnival, Inc. 3,721 62,810
Signet Jewelers Ltd.(a) 7,935 657,653
Sleep Number Corp.*(a) 3,371 28,519
Sonic Automotive, Inc., Class
A 2,898 179,270
Stitch Fix, Inc., Class A* 22,849 119,957
ThredUp, Inc., Class A*(a) 19,861 126,912
Torrid Holdings, Inc.*(a) 10,203 9,983
Upbound Group, Inc. 10,547 185,205
Urban Outfitters, Inc.*(a) 12,191 917,495
Victoria's Secret & Co.*(a) 13,878 751,771
Warby Parker, Inc., Class A*(a) 19,426 423,293
Winmark Corp. 576 233,245
Zumiez, Inc.* 2,541 66,193
12,787,597
Technology Hardware, Storage & Peripherals 0 .7%
CompoSecure, Inc., Class
A*(a) 11,565 222,973
Corsair Gaming, Inc.*(a) 9,376 55,694
CPI Card Group, Inc.* 1,316 19,319
Diebold Nixdorf, Inc.* 4,999 339,382
Eastman Kodak Co.*(a) 10,063 85,133
Immersion Corp.(a) 5,735 38,998
IonQ, Inc.*(a) 67,154 3,013,200
Quantum Computing, Inc.*(a) 39,955 409,938
Turtle Beach Corp.* 3,128 43,886
Xerox Holdings Corp.(a) 26,135 61,940
4,290,463
Textiles, Apparel & Luxury Goods 0 .5%
Capri Holdings Ltd.* 22,921 559,272
Carter's, Inc.(a) 7,262 235,507
Ermenegildo Zegna NV(a) 12,712 130,298
Figs, Inc., Class A*(a) 17,787 202,060
G-III Apparel Group Ltd. 7,358 213,088
Kontoor Brands, Inc.(a) 10,864 663,682
Lakeland Industries, Inc.(a) 1,578 13,949
Movado Group, Inc. 3,261 67,242
Oxford Industries, Inc.(a) 2,773 94,837
Rocky Brands, Inc.(a) 1,603 47,016
Steven Madden Ltd.(a) 14,165 589,831
Superior Group of Cos., Inc. 2,204 21,335
Wolverine World Wide, Inc. 16,063 291,543
3,129,660
Tobacco 0 .1%
Ispire Technology, Inc.*(a) 3,811 10,671
Turning Point Brands, Inc. 3,445 373,438
Universal Corp. 4,802 253,305
637,414
Trading Companies & Distributors 1 .1%
Alta Equipment Group, Inc. 4,453 20,484
BlueLinx Holdings, Inc.* 1,571 96,506
Boise Cascade Co. 7,489 551,190
Custom Truck One Source,
Inc.* 11,917 68,642
Distribution Solutions Group,
Inc.*(a) 1,916 52,479
DNOW, Inc.* 37,260 493,695
DXP Enterprises, Inc.*(a) 2,552 280,184
Common Stocks
Shares Value ($)
Trading Companies & Distributors
EVI Industries, Inc. 1,027 25,305
GATX Corp.(a) 7,140 1,210,944
Global Industrial Co. 2,957 86,404
Herc Holdings, Inc.(a) 6,483 961,948
Hudson Technologies, Inc.* 7,451 51,039
Karat Packaging, Inc. 1,694 38,234
McGrath RentCorp 4,792 502,825
NPK International, Inc.* 16,379 195,238
Rush Enterprises, Inc., Class A 12,168 656,342
Rush Enterprises, Inc., Class
B 1,688 94,967
Titan Machinery, Inc.* 3,957 59,513
Transcat, Inc.* 1,803 102,284
Willis Lease Finance Corp.(a) 558 75,687
Xometry, Inc., Class A*(a) 8,618 512,512
6,136,422
Transportation Infrastructure 0 .0%
†
Sky Harbour Group Corp.* 3,820 34,265
Water Utilities 0 .3%
American States Water Co. 7,478 542,005
Cadiz, Inc.*(a) 11,477 64,386
California Water Service
Group 11,679 506,051
Consolidated Water Co. Ltd.(a) 3,160 111,516
Global Water Resources, Inc. 1,601 13,528
H2O America 6,545 320,640
Middlesex Water Co. 3,435 173,193
Pure Cycle Corp.* 4,203 46,191
York Water Co. (The)(a) 2,459 78,295
1,855,805
Wireless Telecommunication Services 0 .2%
Gogo, Inc.*(a) 16,601 77,361
Spok Holdings, Inc. 4,000 52,760
Telephone & Data Systems,
Inc.(a) 19,679 806,839
936,960
Total Common Stocks
(cost $399,236,353) 575,969,192
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,552 0
Akero Therapeutics, Inc.,
CVR*∞ 14,089 0
Chinook Therapeutics, Inc.,
CVR*^∞ 8,695 0
Icosavax, Inc., CVR*^∞ 4,394 0
Inhibrx, Inc., CVR*^∞ 5,486 0
Oncternal Therapeutics, Inc.,
CVR*^∞(a) 97 0
0
Life Sciences Tools & Services 0 .0%
†
OmniAb, Inc.*^∞(a) 1,742 0
Total Rights
(cost $6,479) 0

NVIT Small Cap Index Fund - December 31, 2025 - Statement of Investments - 123
Repurchase Agreements 12 .7%
Principal
Amount ($) Value ($)
Bank of America NA,
3.85%, dated 12/31/2025,
due 1/2/2026, repurchase
price $8,001,711,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
5/1/2049 - 9/1/2050; total
market value $8,160,000.
(b)(c) 8,000,000 8,000,000
BNP Paribas Securities
Corp.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $13,002,752,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
7/31/2026 - 11/15/2054;
total market value
$13,260,000.(b)(c) 13,000,000 13,000,000
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $9,046,874,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $9,225,844.(b)(c) 9,044,944 9,044,944
Cantor Fitzgerald & Co.,
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $10,002,133,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $10,200,001.(b)(c) 10,000,000 10,000,000
Citi Global Market, Inc.,
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $7,001,482,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
2/15/2028 - 10/31/2029;
total market value
$7,140,002.(b)(c) 7,000,000 7,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.,
3.83%, dated 12/31/2025,
due 1/2/2026, repurchase
price $10,002,128,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048;
total market value
$10,205,168.(b)(c) 10,000,000 10,000,000
Pershing LLC,
3.72%, dated 12/31/2025,
due 1/2/2026, repurchase
price $16,003,307,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
2/15/2026 - 12/20/2075;
total market value
$16,320,001.(b)(c) 16,000,000 16,000,000
Total Repurchase Agreements
(cost $73,044,944) 73,044,944
Total Investments
(cost $472,357,230) — 112.9% 649,046,775
Liabilities in excess of other assets
— (12.9)% (74,128,137)
NET ASSETS — 100.0%
$ 574,918,638
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $171,727,766, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $73,044,944 and by
$104,368,003 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.75%, and maturity dates ranging from 1/15/2026 -
8/15/2055, a total value of $177,412,947.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$73,044,944.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.

124 - Statement of Investments - December 31, 2025 - NVIT Small Cap Index Fund
ADR American Depositary Receipt
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 47 3/2026 USD 5,870,300 (110,406)
Net contracts (110,406)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

126 - Statements of Assets and Liabilities - December 31, 2025 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
Assets:
Investment securities, at value
*
$ 1,167,644,565
Repurchase agreements, at value 52,028,733
Cash 21,385,282
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 9,587,227
Security lending income receivable 13,701
Receivable for investments sold 27,996,749
Receivable for capital shares issued 523,119
Reclaims receivable —
Due from custodian —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 1,578
Total Assets 1,279,180,954
Liabilities:
Payable for investments purchased 42,205,726
Payable for capital shares redeemed 399,420
Payable for variation margin on futures contracts —
Cash collateral pledged at broker for TBAs 10,000
Payable upon return of securities loaned (Note 2) 52,028,733
Accrued expenses and other payables:
Investment advisory fees 195,889
Fund administration fees 57,477
Distribution fees —
Administrative servicing fees 30,194
Accounting and transfer agent fees 47,951
Trustee fees 8,788
Custodian fees 18,531
Compliance program costs (Note 3) 2,520
Professional fees 40,918
Printing fees 3,910
Other 8,188
Total Liabilities 95,058,245
Commitments and contingencies (Note 3) —
Net Assets $ 1,184,122,709
* Includes value of securities on loan (Note 2) 165,328,522
Cost of investment securities 1,227,544,181
Cost of repurchase agreements 52,028,733
Cost of foreign currencies —
Represented by:
Capital $ 1,394,697,941
Total distributable earnings (loss) (210,575,232)
Net Assets $ 1,184,122,709

Index Funds - December 31, 2025 - Statements of Assets and Liabilities - 127
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT NASDAQ-100
Index Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ 787,922,928 $ 1,112,593,998 $ 264,995,766 $ 5,643,353,145 $ 576,001,831
20,744,098 86,282,318 1,958,377 98,451,697 73,044,944
3,506,354 5,400,056 1,675,040 53,328,687 4,880,831
424,768 306,198 68,589 3,668,911 475,376
3,829,701 — — — —
543,035 1,026,118 77,088 3,023,001 561,392
9,530 15,192 840 12,226 39,371
882 — — — 324,959
669,404 1,376,752 2,560,376 562,561 93,849
10,351,313 — — — 311
— — 8,059 — —
— — 5,269 — —
— 913 — 3,897 507
828,002,013 1,207,001,545 271,349,404 5,802,404,125 655,423,371
20,237 2,396,687 1,017,213 — 21,188
108,861 7,323,091 74,571 1,892,061 7,092,758
10,161 37,124 6,118 428,099 31,643
— — — — —
20,744,098 86,282,318 1,958,377 98,451,697 73,044,944
161,339 196,795 37,867 510,636 95,471
36,558 45,886 8,336 160,624 28,364
75,638 9,972 45,294 683,420 84,052
72,881 128,177 76,215 295,819 21,691
1,445 1,950 378 13,114 2,448
69 9 15 47 1
19,370 9,659 772 36,195 3,704
794 1,378 79 5,572 603
38,974 21,248 14,068 29,147 19,602
11,573 19,681 48 15,991 11,751
75,615 4,280 2 116,534 46,513
21,377,613 96,478,255 3,239,353 102,638,956 80,504,733
— — — — —
$ 806,624,400 $ 1,110,523,290 $ 268,110,051 $ 5,699,765,169 $ 574,918,638
33,517,225 181,384,207 5,084,739 169,686,849 171,727,766
361,088,423 703,465,306 256,052,645 1,910,741,617 399,312,286
20,744,098 86,282,318 1,958,377 98,451,697 73,044,944
3,824,466 — — — —
$ 250,476,080 $ 607,356,595 $ 260,752,565 $ 1,990,184,487 $ 402,219,196
556,148,320 503,166,695 7,357,486 3,709,580,682 172,699,442
$ 806,624,400 $ 1,110,523,290 $ 268,110,051 $ 5,699,765,169 $ 574,918,638

128 - Statements of Assets and Liabilities - December 31, 2025 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
Net Assets:
Class I Shares $ 258,092,440
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 926,030,269
Total $ 1,184,122,709
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 28,542,619
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 102,238,464
Total 130,781,083
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 9 .04
Class II Shares $ —
Class IV Shares $ —
Class VIII Shares $ —
Class Y Shares $ 9 .06

Index Funds - December 31, 2025 - Statements of Assets and Liabilities - 129
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT NASDAQ-100
Index Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ 335,793,903 $ 967,908,824 $ 49,114,737 $ 1,433,232,876 $ —
27,846,433 46,369,516 218,995,314 3,219,612,315 381,998,904
— — — 292,000,120 —
239,174,490 — — — —
203,809,574 96,244,950 — 754,919,858 192,919,734
$ 806,624,400 $ 1,110,523,290 $ 268,110,051 $ 5,699,765,169 $ 574,918,638
25,402,287 48,612,890 3,833,405 108,564,053 —
2,110,187 2,389,148 17,104,642 250,566,919 41,276,135
— — — 21,934,206 —
18,275,827 — — — —
15,375,743 4,813,435 — 56,723,587 20,390,469
61,164,044 55,815,473 20,938,047 437,788,765 61,666,604
$ 13 .22 $ 19 .91 $ 12 .81 $ 13 .20 $ —
$ 13 .20 $ 19 .41 $ 12 .80 $ 12 .85 $ 9 .25
$ — $ — $ — $ 13 .31 $ —
$ 13 .09 $ — $ — $ — $ —
$ 13 .26 $ 20 .00 $ — $ 13 .31 $ 9 .46

130 - Statements of Operations - For the Year Ended December 31, 2025 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
INVESTMENT INCOME:
Interest income from unaffiliated issuers $ 82,737,614
Income from securities lending (net of fees) (Note 2) 307,922
Interest income from affiliated issuers 2,387
Foreign tax withholding —
Dividend income —
European Union tax reclaims (Note 2) —
Total Income 83,047,923
EXPENSES:
Investment advisory fees 3,929,175
Fund administration fees 607,528
Distribution fees Class II Shares —
Distribution fees Class VIII Shares —
Administrative servicing fees Class I Shares 367,184
Administrative servicing fees Class II Shares —
Administrative servicing fees Class IV Shares —
Administrative servicing fees Class VIII Shares —
Professional fees 136,220
Printing fees 26,779
Trustee fees 84,258
Custodian fees 82,351
Accounting and transfer agent fees 301,310
Compliance program costs (Note 3) 10,117
European Union tax reclaims filing fees (Note 2) —
Index licensing fee —
Other 21,327
Total expenses before fees waived and expenses reimbursed 5,566,249
Distribution fees waived - Class VIII (Note 3) —
Administrative servicing fees waived - Class I (Note 3) —
Administrative servicing fees waived - Class II (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 5,566,249
NET INVESTMENT INCOME 77,481,674
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 13,947
Transactions in investment securities of unaffiliated issuers (85,994,690)
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
Net realized gains (losses) (85,980,743)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (15,155)
Investment securities of unaffiliated issuers 156,196,946
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation 156,181,791
Net realized/unrealized gains (losses) 70,201,048
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 147,682,722
(a) For the period from April 28, 2025 (commencement of operations) through December 31, 2025.

Index Funds - For the Year Ended December 31, 2025 - Statements of Operations - 131
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT NASDAQ-100
Index Fund(a)
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ 98,566 $ 420,356 $ 25,611 $ 2,019,947 $ 224,661
146,519 292,872 1,128 186,160 555,302
— — — — —
(2,511,342) (13,767) (1,785) (15,359) (13,264)
27,140,209 17,851,293 376,663 58,224,255 6,590,272
223,111 — — — —
25,097,063 18,550,754 401,617 60,415,003 7,356,971
2,176,334 2,474,724 85,554 5,032,469 952,642
281,000 363,114 24,446 1,242,919 179,493
68,747 116,738 108,811 7,065,775 852,290
766,504 — — — —
395,968 1,389,329 17,800 1,450,111 —
35,748 67,713 104,498 4,239,486 511,376
— — — 274,907 —
287,440 — — — —
73,292 63,258 57,602 163,063 46,326
18,067 19,200 7,863 69,849 1,815
33,481 46,026 3,230 185,959 19,743
49,651 42,760 3,685 161,587 18,242
14,345 7,852 482 25,299 2,881
3,686 5,390 126 20,325 2,186
43,099 — — — —
176,438 — — 437,431 3,603
11,674 11,758 264 143,178 3,710
4,435,474 4,607,862 414,361 20,512,358 2,594,307
(95,816) — — — —
— — — (676,714) —
— — — (1,978,413) (238,641)
— — (70,833) — —
4,339,658 4,607,862 343,528 17,857,231 2,355,666
20,757,405 13,942,892 58,089 42,557,772 5,001,305
— — — — —
226,818,130 100,200,472 (1,374,113) (2,536,874) 9,766,417
1,202,958 (791,038) 23,807 4,301,894 366,009
307,212 — — — —
228,328,300 99,409,434 (1,350,306) 1,765,020 10,132,426
— — — — —
(4,605,368) (36,312,748) 8,943,121 724,034,311 48,273,934
131,108 449,030 3,728 1,429,157 33,437
1,275,123 — — — —
(3,199,137) (35,863,718) 8,946,849 725,463,468 48,307,371
225,129,163 63,545,716 7,596,543 727,228,488 58,439,797
$ 245,886,568 $ 77,488,608 $ 7,654,632 $ 769,786,260 $ 63,441,102

The accompanying notes are an integral part of these financial statements.
132 - Statements of Changes in Net Assets - December 31, 2025 - Index Funds
NVIT Bond Index Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 77,481,674 $ 74,695,738
Net realized gains (losses) (85,980,743) (13,355,897)
Net change in unrealized appreciation/depreciation 156,181,791 (40,217,614)
Change in net assets resulting from operations 147,682,722 21,122,227
Distributions to Shareholders From:
Distributable earnings:
Class I (15,874,292) (6,814,234)
Class II — —
Class VIII — —
Class Y (65,226,808) (60,606,480)
Change in net assets from shareholder distributions (81,101,100) (67,420,714)
Change in net assets from capital transactions (1,116,673,329) 76,563,235
Change in net assets (1,050,091,707) 30,264,748
Net Assets:
Beginning of year 2,234,214,416 2,203,949,668
End of year $ 1,184,122,709 $ 2,234,214,416
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 63,530,649 $ 37,015,621
Dividends reinvested 15,874,292 6,814,234
Cost of shares redeemed (58,991,910) (128,241,876)
Total Class I Shares 20,413,031 (84,412,021)
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class VIII Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class VIII Shares — —
Class Y Shares
Proceeds from shares issued 188,357,682 245,338,652
Dividends reinvested 65,226,808 60,606,480
Cost of shares redeemed (1,390,670,850) (144,969,876)
Total Class Y Shares (1,137,086,360) 160,975,256
Change in net assets from capital transactions $ (1,116,673,329) $ 76,563,235

Index Funds - December 31, 2025 - Statements of Changes in Net Assets - 133
NVIT International Index Fund NVIT Mid Cap Index Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 20,757,405 $ 35,588,718 $ 13,942,892 $ 14,114,200
228,328,300 131,235,218 99,409,434 83,908,126
(3,199,137) (113,734,711) (35,863,718) 54,197,368
245,886,568 53,089,225 77,488,608 152,219,694
(11,280,487) (6,965,286) (74,558,799) (52,570,028)
(1,015,991) (843,871) (3,730,158) (2,737,548)
(7,663,163) (5,249,647) — —
(11,936,610) (26,835,108) (19,423,527) (14,801,670)
(31,896,251) (39,893,912) (97,712,484) (70,109,246)
(398,214,394) (441,179,448) (90,904,673) (5,765,049)
(184,224,077) (427,984,135) (111,128,549) 76,345,399
990,848,477 1,418,832,612 1,221,651,839 1,145,306,440
$ 806,624,400 $ 990,848,477 $ 1,110,523,290 $ 1,221,651,839
$ 142,866,072 $ 67,525,567 $ 109,245,776 $ 135,005,114
11,280,487 6,965,286 74,558,799 52,570,028
(71,992,623) (63,869,929) (135,570,519) (168,904,747)
82,153,936 10,620,924 48,234,056 18,670,395
1,906,710 3,892,188 2,573,991 4,074,407
1,015,991 843,871 3,730,158 2,737,548
(6,040,041) (4,949,825) (8,631,665) (7,299,159)
(3,117,340) (213,766) (2,327,516) (487,204)
60,114,954 11,601,628 — —
7,663,163 5,249,647 — —
(26,643,889) (14,735,455) — —
41,134,228 2,115,820 — —
61,994,248 103,964,522 50,963,986 30,698,405
11,936,610 26,835,108 19,423,527 14,801,670
(592,316,076) (584,502,056) (207,198,726) (69,448,315)
(518,385,218) (453,702,426) (136,811,213) (23,948,240)
$ (398,214,394) $ (441,179,448) $ (90,904,673) $ (5,765,049)

The accompanying notes are an integral part of these financial statements.
134 - Statements of Changes in Net Assets - December 31, 2025 - Index Funds
NVIT Bond Index Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued 6,760,791 3,989,770
Reinvested 1,751,492 738,183
Redeemed (6,318,527) (14,039,833)
Total Class I Shares 2,193,756 (9,311,880)
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class VIII Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class VIII Shares — —
Class Y Shares
Issued 20,356,051 26,180,617
Reinvested 7,152,299 6,561,951
Redeemed (146,336,896) (15,617,123)
Total Class Y Shares (118,828,546) 17,125,445
Total change in shares (116,634,790) 7,813,565

Index Funds - December 31, 2025 - Statements of Changes in Net Assets - 135
NVIT International Index Fund NVIT Mid Cap Index Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
11,554,251 6,080,608 5,522,615 6,668,728
877,263 629,061 3,765,589 2,706,263
(5,793,101) (5,752,520) (6,862,875) (8,388,121)
6,638,413 957,149 2,425,329 986,870
157,566 345,854 132,376 203,930
79,251 76,348 193,573 144,884
(483,166) (445,384) (445,094) (372,696)
(246,349) (23,182) (119,145) (23,882)
4,897,257 1,050,973 — —
602,048 478,002 — —
(2,240,709) (1,342,092) — —
3,258,596 186,883 — —
4,997,812 9,454,969 2,567,629 1,517,433
926,888 2,410,618 976,389 757,816
(48,613,061) (52,943,608) (10,687,784) (3,403,342)
(42,688,361) (41,078,021) (7,143,766) (1,128,093)
(33,037,701) (39,957,171) (4,837,582) (165,105)

The accompanying notes are an integral part of these financial statements.
136 - Statements of Changes in Net Assets - December 31, 2025 - Index Funds
NVIT NASDAQ-100 Index
Fund
Period Ended
December 31, 2025(a)
OPERATIONS:
Net investment income $ 58,089
Net realized gains (losses) (1,350,306)
Net change in unrealized appreciation/depreciation 8,946,849
Change in net assets resulting from operations 7,654,632
Distributions to Shareholders From:
Distributable earnings:
Class I (84,458)
Class II (296,654)
Class IV —
Class Y —
Change in net assets from shareholder distributions (381,112)
Change in net assets from capital transactions 260,836,531
Change in net assets 268,110,051
Net Assets:
Beginning of period —
End of period $ 268,110,051
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 49,875,115
Dividends reinvested 84,458
Cost of shares redeemed (1,578,615)
Total Class I Shares 48,380,958
Class II Shares
Proceeds from shares issued 239,129,346
Dividends reinvested 296,654
Cost of shares redeemed (26,970,427)
Total Class II Shares 212,455,573
Class IV Shares
Proceeds from shares issued —
Dividends reinvested —
Cost of shares redeemed —
Total Class IV Shares —
Class Y Shares
Proceeds from shares issued —
Dividends reinvested —
Cost of shares redeemed —
Total Class Y Shares —
Change in net assets from capital transactions $ 260,836,531

Index Funds - December 31, 2025 - Statements of Changes in Net Assets - 137
NVIT S&P 500 Index Fund NVIT Small Cap Index Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 42,557,772 $ 39,015,194 $ 5,001,305 $ 4,934,032
1,765,020 9,788,745 10,132,426 14,270,222
725,463,468 760,216,899 48,307,371 25,129,095
769,786,260 809,020,838 63,441,102 44,333,349
(13,302,400) (8,309,218) — —
(25,484,285) (21,212,785) (15,092,937) (6,204,556)
(2,844,214) (2,643,716) — —
(7,687,463) (5,139,917) (7,692,724) (3,150,518)
(49,318,362) (37,305,636) (22,785,661) (9,355,074)
719,544,191 216,621,701 59,050,495 45,540,290
1,440,012,089 988,336,903 99,705,936 80,518,565
4,259,753,080 3,271,416,177 475,212,702 394,694,137
$ 5,699,765,169 $ 4,259,753,080 $ 574,918,638 $ 475,212,702
$ 557,555,354 $ 117,482,699 $ — $ —
13,302,400 8,309,218 — —
(119,908,130) (77,583,068) — —
450,949,624 48,208,849 — —
276,555,863 194,262,976 63,700,898 60,884,563
25,484,285 21,212,785 15,092,937 6,204,556
(165,953,838) (162,996,223) (48,861,883) (45,560,939)
136,086,310 52,479,538 29,931,952 21,528,180
4,201,600 3,326,477 — —
2,844,214 2,643,716 — —
(26,609,910) (22,411,372) — —
(19,564,096) (16,441,179) — —
310,513,591 281,466,722 47,634,572 43,485,661
7,687,463 5,139,917 7,692,724 3,150,518
(166,128,701) (154,232,146) (26,208,753) (22,624,069)
152,072,353 132,374,493 29,118,543 24,012,110
$ 719,544,191 $ 216,621,701 $ 59,050,495 $ 45,540,290

The accompanying notes are an integral part of these financial statements.
138 - Statements of Changes in Net Assets - December 31, 2025 - Index Funds
NVIT NASDAQ-100 Index
Fund
Period Ended
December 31, 2025(a)
SHARE TRANSACTIONS:
Class I Shares
Issued 3,950,372
Reinvested 6,650
Redeemed (123,617)
Total Class I Shares 3,833,405
Class II Shares
Issued 19,307,590
Reinvested 23,377
Redeemed (2,226,325)
Total Class II Shares 17,104,642
Class IV Shares
Issued —
Reinvested —
Redeemed —
Total Class IV Shares —
Class Y Shares
Issued —
Reinvested —
Redeemed —
Total Class Y Shares —
Total change in shares 20,938,047
(a) For the period from April 28, 2025 (commencement of operations) through December 31, 2025.

Index Funds - December 31, 2025 - Statements of Changes in Net Assets - 139
NVIT S&P 500 Index Fund NVIT Small Cap Index Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
43,917,174 11,173,231 — —
1,017,994 721,367 — —
(10,047,882) (7,379,812) — —
34,887,286 4,514,786 — —
23,204,046 18,460,069 7,414,334 7,350,102
2,017,856 1,898,717 1,677,821 730,685
(14,234,220) (16,113,686) (5,589,390) (5,561,809)
10,987,682 4,245,100 3,502,765 2,518,978
339,821 317,028 — —
216,676 227,866 — —
(2,175,040) (2,130,054) — —
(1,618,543) (1,585,160) — —
25,654,498 26,261,359 5,420,886 5,038,260
584,830 442,165 833,150 358,488
(14,027,283) (14,375,809) (2,967,230) (2,668,646)
12,212,045 12,327,715 3,286,806 2,728,102
56,468,470 19,502,441 6,789,571 5,247,080

140 - Financial Highlights - December 31, 2025 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
12/31/2025 $ 9.02 $ 0.32 $ 0.29 $ 0.61 $ (0.59) $ — $ (0.59) $ 9.04 6.80% $ 258,092 0.39% 3.46% 0.39% 73.41%
12/31/2024 9.18 0.30 (0.20) 0.10 (0.26) — (0.26) 9.02 1.08% 237,603 0.39% 3.24% 0.39% 66.71%
12/31/2023 8.97 0.26 0.20 0.46 (0.25) — (0.25) 9.18 5.19% 327,540 0.39% 2.85% 0.39% 74.37%
12/31/2022 10.69 0.21 (1.64) (1.43) (0.22) (0.07) (0.29) 8.97 (13.39)% 383,195 0.39% 2.16% 0.39% 92.31%
12/31/2021 11.18 0.19 (0.42) (0.23) (0.22) (0.04) (0.26) 10.69 (2.08)% 334,255 0.38% 1.71% 0.38% 99.47%
Class Y Shares
12/31/2025 9.03 0.34 0.30 0.64 (0.61) — (0.61) 9.06 7.06% 926,030 0.24% 3.61% 0.24% 73.41%
12/31/2024 9.20 0.31 (0.20) 0.11 (0.28) — (0.28) 9.03 1.14% 1,996,611 0.24% 3.40% 0.24% 66.71%
12/31/2023 8.99 0.27 0.21 0.48 (0.27) — (0.27) 9.20 5.38% 1,876,409 0.24% 3.02% 0.24% 74.37%
12/31/2022 10.71 0.22 (1.63) (1.41) (0.24) (0.07) (0.31) 8.99 (13.23)% 1,552,151 0.24% 2.29% 0.24% 92.31%
12/31/2021 11.20 0.20 (0.42) (0.22) (0.23) (0.04) (0.27) 10.71 (1.93)% 1,954,209 0.23% 1.86% 0.23% 99.47%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - December 31, 2025 - Financial Highlights - 141
The accompanying notes are an integral part of these financial statements.
NVIT International Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2025 $ 10.52 $ 0.29 $ 2.91 $ 3.20 $ (0.50) $ — $ (0.50) $ 13.22 30.64% $ 335,794 0.47% 2.36% 0.47% 23.98%
12/31/2024 10.57 0.28 0.07 0.35 (0.40) — (0.40) 10.52 3.11% 197,356 0.46% 2.50% 0.46% 5.29%
12/31/2023 9.22 0.26 1.35 1.61 (0.26) — (0.26) 10.57 17.58% 188,177 0.47% 2.62% 0.47% 5.46%
12/31/2022 11.20 0.27 (1.88) (1.61) (0.37) — (0.37) 9.22 (14.29)% 161,701 0.46% 2.80% 0.46% 7.05%
12/31/2021 10.41 0.27 0.85 1.12 (0.33) — (0.33) 11.20 10.84% 175,008 0.44% 2.45% 0.44% 3.87%
Class II Shares
12/31/2025 10.50 0.27 2.90 3.17 (0.47) — (0.47) 13.20 30.38% 27,846 0.70% 2.18% 0.70% 23.98%
12/31/2024 10.55 0.25 0.07 0.32 (0.37) — (0.37) 10.50 2.89% 24,742 0.69% 2.23% 0.69% 5.29%
12/31/2023 9.20 0.24 1.34 1.58 (0.23) — (0.23) 10.55 17.31% 25,107 0.70% 2.42% 0.70% 5.46%
12/31/2022 11.18 0.25 (1.88) (1.63) (0.35) — (0.35) 9.20 (14.51)% 24,478 0.70% 2.59% 0.70% 7.05%
12/31/2021 10.40 0.25 0.84 1.09 (0.31) — (0.31) 11.18 10.53% 24,720 0.66% 2.20% 0.66% 3.87%
Class VIII Shares
12/31/2025 10.42 0.24 2.90 3.14 (0.47) — (0.47) 13.09 30.28% 239,174 0.82% 1.99% 0.87% 23.98%
12/31/2024 10.48 0.23 0.07 0.30 (0.36) — (0.36) 10.42 2.68% 156,544 0.81% 2.12% 0.86% 5.29%
12/31/2023 9.14 0.23 1.33 1.56 (0.22) — (0.22) 10.48 17.22% 155,390 0.82% 2.26% 0.87% 5.46%
12/31/2022 11.11 0.23 (1.86) (1.63) (0.34) — (0.34) 9.14 (14.60)% 140,371 0.81% 2.44% 0.86% 7.05%
12/31/2021 10.34 0.23 0.84 1.07 (0.30) — (0.30) 11.11 10.35% 155,008 0.81% 2.06% 0.84% 3.87%
Class Y Shares
12/31/2025 10.54 0.30 2.94 3.24 (0.52) — (0.52) 13.26 30.94% 203,810 0.32% 2.49% 0.32% 23.98%
12/31/2024 10.59 0.30 0.06 0.36 (0.41) — (0.41) 10.54 3.25% 612,206 0.31% 2.69% 0.31% 5.29%
12/31/2023 9.24 0.28 1.34 1.62 (0.27) — (0.27) 10.59 17.71% 1,050,158 0.32% 2.81% 0.32% 5.46%
12/31/2022 11.22 0.29 (1.88) (1.59) (0.39) — (0.39) 9.24 (14.14)% 1,032,939 0.31% 3.01% 0.31% 7.05%
12/31/2021 10.43 0.29 0.85 1.14 (0.35) — (0.35) 11.22 10.98% 1,726,074 0.29% 2.60% 0.29% 3.87%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

142 - Financial Highlights - December 31, 2025 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Mid Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
12/31/2025 $ 20.15 $ 0.23 $ 1.17 $ 1.40 $ (0.25) $ (1.39) $ (1.64) $ 19.91 7.05% $ 967,909 0.40% 1.14% 0.40% 15.61%
12/31/2024 18.84 0.23 2.26 2.49 (0.21) (0.97) (1.18) 20.15 13.49% 930,494 0.40% 1.15% 0.40% 18.09%
12/31/2023 17.35 0.24 2.45 2.69 (0.22) (0.98) (1.20) 18.84 16.06% 851,356 0.40% 1.33% 0.40% 19.66%
12/31/2022 27.67 0.27 (4.01) (3.74) (0.22) (6.36) (6.58) 17.35 (13.40)% 782,153 0.41% 1.24% 0.41% 15.01%
12/31/2021 22.93 0.23 5.30 5.53 (0.32) (0.47) (0.79) 27.67 24.26% 918,561 0.40% 0.85% 0.40% 21.16%
Class II Shares
12/31/2025 19.68 0.17 1.15 1.32 (0.20) (1.39) (1.59) 19.41 6.82% 46,370 0.65% 0.89% 0.65% 15.61%
12/31/2024 18.43 0.18 2.21 2.39 (0.17) (0.97) (1.14) 19.68 13.25% 49,360 0.62% 0.93% 0.62% 18.09%
12/31/2023 17.00 0.20 2.40 2.60 (0.19) (0.98) (1.17) 18.43 15.82% 46,661 0.60% 1.13% 0.60% 19.66%
12/31/2022 27.27 0.22 (3.95) (3.73) (0.18) (6.36) (6.54) 17.00 (13.55)% 42,899 0.61% 1.03% 0.61% 15.01%
12/31/2021 22.64 0.18 5.22 5.40 (0.30) (0.47) (0.77) 27.27 24.00% 53,636 0.60% 0.68% 0.60% 21.16%
Class Y Shares
12/31/2025 20.22 0.25 1.20 1.45 (0.28) (1.39) (1.67) 20.00 7.27% 96,245 0.25% 1.25% 0.25% 15.61%
12/31/2024 18.90 0.26 2.27 2.53 (0.24) (0.97) (1.21) 20.22 13.65% 241,798 0.25% 1.29% 0.25% 18.09%
12/31/2023 17.40 0.27 2.46 2.73 (0.25) (0.98) (1.23) 18.90 16.23% 247,290 0.25% 1.47% 0.25% 19.66%
12/31/2022 27.72 0.31 (4.02) (3.71) (0.25) (6.36) (6.61) 17.40 (13.27)% 241,715 0.26% 1.37% 0.26% 15.01%
12/31/2021 22.97 0.26 5.32 5.58 (0.36) (0.47) (0.83) 27.72 24.43% 338,153 0.25% 0.97% 0.25% 21.16%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - December 31, 2025 - Financial Highlights - 143
The accompanying notes are an integral part of these financial statements.
NVIT NASDAQ-100 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2025(g) $ 10.00 $ 0.03 $ 2.80 $ 2.83 $ (0.01) $ (0.01) $ (0.02) $ 12.81 28.32% $ 49,115 0.46% 0.37% 0.53% 50.00%
Class II Shares
12/31/2025(g) 10.00 0.01 2.81 2.82 (0.01) (0.01) (0.02) 12.80 28.18% 218,995 0.71% 0.07% 0.86% 50.00%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from April 28, 2025 (commencement of operations) through December 31, 2025. Total return is calculated based on inception date of April 25, 2025 through December 31, 2025.

144 - Financial Highlights - December 31, 2025 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT S&P 500 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2025 $ 11.34 $ 0.13 $ 1.86 $ 1.99 $ (0.11) $ (0.02) $ (0.13) $ 13.20 17.60% $ 1,433,233 0.24% 1.06% 0.31% 1.72%
12/31/2024 9.18 0.12 2.16 2.28 (0.11) (0.01) (0.12) 11.34 24.76% 835,668 0.24% 1.18% 0.31% 1.53%
12/31/2023 7.39 0.12 1.79 1.91 (0.11) (0.01) (0.12) 9.18 25.96% 635,172 0.24% 1.42% 0.31% 2.73%
12/31/2022 27.94 0.20 (5.01) (4.81) (0.10) (15.64) (15.74) 7.39 (18.31)% 496,105 0.26% 1.34% 0.33% 2.01%
12/31/2021 22.36 0.29 6.03 6.32 (0.55) (0.19) (0.74) 27.94 28.37% 593,935 0.24% 1.13% 0.31% 10.30%
Class II Shares
12/31/2025 11.04 0.09 1.82 1.91 (0.08) (0.02) (0.10) 12.85 17.35% 3,219,612 0.49% 0.80% 0.56% 1.72%
12/31/2024 8.95 0.09 2.09 2.18 (0.08) (0.01) (0.09) 11.04 24.34% 2,645,993 0.49% 0.93% 0.56% 1.53%
12/31/2023 7.20 0.09 1.76 1.85 (0.09) (0.01) (0.10) 8.95 25.80% 2,105,725 0.49% 1.17% 0.56% 2.73%
12/31/2022 27.74 0.16 (4.98) (4.82) (0.08) (15.64) (15.72) 7.20 (18.56)% 1,694,017 0.51% 1.09% 0.58% 2.01%
12/31/2021 22.21 0.22 6.00 6.22 (0.50) (0.19) (0.69) 27.74 28.09% 1,971,833 0.49% 0.88% 0.56% 10.30%
Class IV Shares
12/31/2025 11.43 0.13 1.88 2.01 (0.11) (0.02) (0.13) 13.31 17.59% 292,000 0.26% 1.03% 0.26% 1.72%
12/31/2024 9.26 0.12 2.16 2.28 (0.10) (0.01) (0.11) 11.43 24.63% 269,307 0.26% 1.16% 0.26% 1.53%
12/31/2023 7.45 0.12 1.81 1.93 (0.11) (0.01) (0.12) 9.26 25.99% 232,708 0.26% 1.40% 0.26% 2.73%
12/31/2022 28.01 0.20 (5.02) (4.82) (0.10) (15.64) (15.74) 7.45 (18.32)% 198,301 0.28% 1.31% 0.28% 2.01%
12/31/2021 22.41 0.28 6.06 6.34 (0.55) (0.19) (0.74) 28.01 28.36% 260,586 0.26% 1.11% 0.26% 10.30%
Class Y Shares
12/31/2025 11.43 0.14 1.88 2.02 (0.12) (0.02) (0.14) 13.31 17.70% 754,920 0.16% 1.13% 0.16% 1.72%
12/31/2024 9.25 0.13 2.18 2.31 (0.12) (0.01) (0.13) 11.43 24.88% 508,784 0.16% 1.26% 0.16% 1.53%
12/31/2023 7.45 0.13 1.80 1.93 (0.12) (0.01) (0.13) 9.25 25.97% 297,812 0.16% 1.51% 0.16% 2.73%
12/31/2022 28.00 0.21 (5.01) (4.80) (0.11) (15.64) (15.75) 7.45 (18.20)% 176,092 0.18% 1.42% 0.18% 2.01%
12/31/2021 22.40 0.30 6.06 6.36 (0.57) (0.19) (0.76) 28.00 28.50% 208,957 0.15% 1.21% 0.15% 10.30%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - December 31, 2025 - Financial Highlights - 145
The accompanying notes are an integral part of these financial statements.
NVIT Small Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
12/31/2025 $ 8.60 $ 0.08 $ 0.96 $ 1.04 $ (0.08) $ (0.31) $ (0.39) $ 9.25 12.14% $ 381,999 0.58% 0.89% 0.65% 18.08%
12/31/2024 7.91 0.09 0.77 0.86 (0.08) (0.09) (0.17) 8.60 10.87% 324,991 0.58% 1.04% 0.65% 20.11%
12/31/2023 6.92 0.08 1.04 1.12 (0.08) (0.05) (0.13) 7.91 16.35% 278,760 0.61% 1.13% 0.68% 19.05%
12/31/2022 10.13 0.08 (2.14) (2.06) (0.06) (1.09) (1.15) 6.92 (20.72)% 249,830 0.61% 0.97% 0.68% 17.25%
12/31/2021 9.12 0.06 1.23 1.29 (0.08) (0.20) (0.28) 10.13 14.20% 282,443 0.61% 0.57% 0.68% 32.44%
Class Y Shares
12/31/2025 8.78 0.11 0.98 1.09 (0.10) (0.31) (0.41) 9.46 12.54% 192,920 0.25% 1.22% 0.25% 18.08%
12/31/2024 8.06 0.12 0.79 0.91 (0.10) (0.09) (0.19) 8.78 11.35% 150,222 0.25% 1.37% 0.25% 20.11%
12/31/2023 7.05 0.11 1.06 1.17 (0.11) (0.05) (0.16) 8.06 16.69% 115,934 0.28% 1.46% 0.28% 19.05%
12/31/2022 10.29 0.11 (2.18) (2.07) (0.08) (1.09) (1.17) 7.05 (20.46)% 103,725 0.28% 1.30% 0.28% 17.25%
12/31/2021 9.26 0.08 1.26 1.34 (0.11) (0.20) (0.31) 10.29 14.54% 120,964 0.27% 0.76% 0.27% 32.44%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor for the years 2023 and 2021.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

146 - Notes to Financial Statements - December 31, 2025 - Index Funds
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2025, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Bond Index Fund ("Bond Index")
NVIT International Index Fund ("International Index")
NVIT Mid Cap Index Fund ("Mid Cap Index")
NVIT NASDAQ-100 Index Fund ("NASDAQ-100 Index")
NVIT S&P 500 Index Fund ("S&P 500 Index")
NVIT Small Cap Index Fund ("Small Cap Index")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies. Bond Index is also owned by other series of the Trust that operate as a fund-of-funds, such as the NVIT
Investor Destinations Funds. Mid Cap Index is also owned by other unaffiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II, Class IV, Class VIII and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
NASDAQ-100 Index commenced operations on April 28, 2025.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets

Index Funds - December 31, 2025 - Notes to Financial Statements - 147
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund

148 - Notes to Financial Statements - December 31, 2025 - Index Funds
attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2025. Please refer to the Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 4,789,962 $ – $ 4,789,962
Commercial Mortgage-Backed Securities – 17,240,590 – 17,240,590
Corporate Bonds – 282,392,556 – 282,392,556
Foreign Government Securities – 17,676,816 – 17,676,816
Mortgage-Backed Securities – 284,514,763 – 284,514,763
Municipal Bonds – 5,609,875 – 5,609,875
Repurchase Agreements – 52,028,733 – 52,028,733
Supranational – 15,028,510 – 15,028,510
U.S. Government Agency Securities – 6,587,608 – 6,587,608
U.S. Treasury Obligations – 533,803,885 – 533,803,885
Total $ – $ 1,219,673,298 $ – $ 1,219,673,298
International Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 26,866,463 $ – $ 26,866,463
Air Freight & Logistics – 4,222,791 – 4,222,791
Automobile Components – 4,584,814 – 4,584,814
Automobiles – 19,247,796 – 19,247,796
Banks 568,029 117,571,218 – 118,139,247
Beverages 732,856 8,529,779 – 9,262,635
Biotechnology – 5,330,387 – 5,330,387
Broadline Retail 1,914,698 7,513,543 – 9,428,241
Building Products – 7,082,528 – 7,082,528
Capital Markets 358,635 24,761,332 – 25,119,967
Chemicals – 16,073,709 – 16,073,709
Commercial Services & Supplies – 2,817,528 – 2,817,528
Communications Equipment – 2,367,353 – 2,367,353
Construction & Engineering – 7,656,429 – 7,656,429
Construction Materials – 3,439,834 – 3,439,834
Consumer Staples Distribution & Retail – 9,145,429 – 9,145,429
Distributors – 135,642 – 135,642
Diversified Consumer Services – 330,111 – 330,111
Diversified REITs – 1,146,395 – 1,146,395
Diversified Telecommunication Services – 13,215,506 – 13,215,506
Electric Utilities – 15,737,056 – 15,737,056

Index Funds - December 31, 2025 - Notes to Financial Statements - 149
Level 1 Level 2 Level 3 Total
Assets:
Electrical Equipment $ – $ 22,201,903 $ – $ 22,201,903
Electronic Equipment, Instruments &
Components – 8,055,161 – 8,055,161
Energy Equipment & Services – 290,954 – 290,954
Entertainment 3,527,232 5,695,457 – 9,222,689
Financial Services – 9,471,172 – 9,471,172
Food Products 286,555 17,286,497 – 17,573,052
Gas Utilities – 2,439,738 – 2,439,738
Ground Transportation 492,473 3,116,275 – 3,608,748
Health Care Equipment & Supplies – 13,394,844 – 13,394,844
Health Care Providers & Services – 2,017,480 – 2,017,480
Health Care Technology – 537,322 – 537,322
Hotels, Restaurants & Leisure – 8,588,533 – 8,588,533
Household Durables – 8,007,284 – 8,007,284
Household Products – 3,851,919 – 3,851,919
Independent Power and Renewable
Electricity Producers – 1,988,468 – 1,988,468
Industrial Conglomerates – 16,962,032 – 16,962,032
Industrial REITs – 2,432,009 – 2,432,009
Insurance – 46,487,479 – 46,487,479
Interactive Media & Services – 1,375,826 – 1,375,826
IT Services 235,207 5,927,496 – 6,162,703
Leisure Products – 937,760 – 937,760
Life Sciences Tools & Services – 3,155,441 – 3,155,441
Machinery – 25,300,655 – 25,300,655
Marine Transportation – 2,303,881 – 2,303,881
Media – 1,501,827 – 1,501,827
Metals & Mining – 22,901,302 – 22,901,302
Multi-Utilities – 7,868,152 – 7,868,152
Office REITs – 440,406 – 440,406
Oil, Gas & Consumable Fuels – 24,330,774 – 24,330,774
Paper & Forest Products – 1,310,044 – 1,310,044
Passenger Airlines – 2,360,381 – 2,360,381
Personal Care Products – 10,859,413 – 10,859,413
Pharmaceuticals 1,414,188 63,739,425 – 65,153,613
Professional Services – 10,612,009 – 10,612,009
Real Estate Management & Development 136,060 8,080,747 – 8,216,807
Retail REITs – 2,153,036 – 2,153,036
Semiconductors & Semiconductor
Equipment – 31,801,554 – 31,801,554
Software 2,454,826 12,746,245 – 15,201,071
Specialty Retail – 7,339,984 – 7,339,984
Technology Hardware, Storage &
Peripherals – 2,513,525 – 2,513,525
Textiles, Apparel & Luxury Goods – 18,904,593 – 18,904,593
Tobacco – 7,693,616 – 7,693,616
Trading Companies & Distributors 1,301,904 15,365,411 – 16,667,315
Transportation Infrastructure – 2,616,046 – 2,616,046
Water Utilities – 817,510 – 817,510
Wireless Telecommunication Services – 8,943,036 – 8,943,036
Total Common Stocks $ 13,422,663 $ 774,500,265 $ – $ 787,922,928
Futures Contracts# 48,365 – – 48,365
Repurchase Agreements – 20,744,098 – 20,744,098
Total Assets $ 13,471,028 $ 795,244,363 $ – $ 808,715,391
Liabilities:
Futures Contracts# $ (2,461) $ – $ – $ (2,461)
Total Liabilities $ (2,461) $ – $ – $ (2,461)
Total $ 13,468,567 $ 795,244,363 $ – $ 808,712,930

150 - Notes to Financial Statements - December 31, 2025 - Index Funds
Mid Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,112,593,998 $ – $ – $ 1,112,593,998
Repurchase Agreements – 86,282,318 – 86,282,318
Total Assets $ 1,112,593,998 $ 86,282,318 $ – $ 1,198,876,316
Liabilities:
Futures Contracts# $ (34,185) $ – $ – $ (34,185)
Total Liabilities $ (34,185) $ – $ – $ (34,185)
Total $ 1,112,559,813 $ 86,282,318 $ – $ 1,198,842,131
NASDAQ-100 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 264,995,766 $ – $ – $ 264,995,766
Futures Contracts# 3,728 – – 3,728
Repurchase Agreement – 1,958,377 – 1,958,377
Total $ 264,999,494 $ 1,958,377 $ – $ 266,957,871
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 5,643,353,145 $ – $ – $ 5,643,353,145
Futures Contracts# 89,547 – – 89,547
Repurchase Agreements – 98,451,697 – 98,451,697
Total $ 5,643,442,692 $ 98,451,697 $ – $ 5,741,894,389
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 32,639 $ – $ – $ 32,639
Common Stocks
Aerospace & Defense 10,942,343 – – 10,942,343
Air Freight & Logistics 652,655 – – 652,655
Automobile Components 6,155,928 – – 6,155,928
Automobiles 274,362 – – 274,362
Banks 56,905,189 – – 56,905,189
Beverages 737,316 – – 737,316
Biotechnology 53,762,299 – – 53,762,299
Broadline Retail 605,485 – – 605,485
Building Products 8,502,337 – – 8,502,337
Capital Markets 10,253,390 – – 10,253,390
Chemicals 8,555,781 – – 8,555,781
Commercial Services & Supplies 8,244,466 – – 8,244,466
Communications Equipment 5,314,569 – – 5,314,569
Construction & Engineering 13,775,502 – – 13,775,502
Construction Materials 1,163,707 – – 1,163,707
Consumer Finance 5,848,912 – – 5,848,912
Consumer Staples Distribution & Retail 2,505,559 – – 2,505,559
Containers & Packaging 1,376,917 – – 1,376,917
Distributors 360,857 – – 360,857
Diversified Consumer Services 6,404,544 – – 6,404,544
Diversified REITs 3,048,273 – – 3,048,273
Diversified Telecommunication Services 3,214,113 – – 3,214,113

Index Funds - December 31, 2025 - Notes to Financial Statements - 151
Level 1 Level 2 Level 3 Total
Assets:
Electric Utilities $ 5,497,651 $ – $ – $ 5,497,651
Electrical Equipment 13,903,223 – – 13,903,223
Electronic Equipment, Instruments &
Components 19,898,223 – – 19,898,223
Energy Equipment & Services 10,340,209 – – 10,340,209
Entertainment 2,994,425 – – 2,994,425
Financial Services 12,247,200 – – 12,247,200
Food Products 4,084,177 – – 4,084,177
Gas Utilities 5,920,570 – – 5,920,570
Ground Transportation 1,690,542 – – 1,690,542
Health Care Equipment & Supplies 15,597,226 – – 15,597,226
Health Care Providers & Services 18,789,252 – – 18,789,252
Health Care REITs 5,909,009 – – 5,909,009
Health Care Technology 1,948,327 – – 1,948,327
Hotel & Resort REITs 3,453,250 – – 3,453,250
Hotels, Restaurants & Leisure 9,737,524 – – 9,737,524
Household Durables 9,560,717 – – 9,560,717
Household Products 1,493,210 – – 1,493,210
Independent Power and Renewable
Electricity Producers 1,484,113 – – 1,484,113
Industrial Conglomerates 164,904 – – 164,904
Industrial REITs 2,373,390 – – 2,373,390
Insurance 11,709,732 – – 11,709,732
Interactive Media & Services 3,024,537 – – 3,024,537
IT Services 3,577,033 – – 3,577,033
Leisure Products 2,465,356 – – 2,465,356
Life Sciences Tools & Services 2,617,293 – – 2,617,293
Machinery 21,922,155 – – 21,922,155
Marine Transportation 1,199,249 – – 1,199,249
Media 5,770,851 – – 5,770,851
Metals & Mining 13,830,895 – – 13,830,895
Mortgage Real Estate Investment Trusts
(REITs) 4,913,393 – – 4,913,393
Multi-Utilities 2,599,594 – – 2,599,594
Office REITs 2,890,089 – – 2,890,089
Oil, Gas & Consumable Fuels 17,325,870 – – 17,325,870
Paper & Forest Products 484,759 – – 484,759
Passenger Airlines 2,841,257 – – 2,841,257
Personal Care Products 1,123,681 – – 1,123,681
Pharmaceuticals 15,207,389 – – 15,207,389
Professional Services 9,916,051 – – 9,916,051
Real Estate Management & Development 3,763,504 – – 3,763,504
Residential REITs 2,145,508 – – 2,145,508
Retail REITs 6,734,375 – – 6,734,375
Semiconductors & Semiconductor
Equipment 19,480,975 – – 19,480,975
Software 32,638,746 – – 32,638,746
Specialized REITs 2,286,668 – – 2,286,668
Specialty Retail 12,787,597 – – 12,787,597
Technology Hardware, Storage &
Peripherals 4,290,463 – – 4,290,463
Textiles, Apparel & Luxury Goods 3,129,660 – – 3,129,660
Tobacco 637,414 – – 637,414
Trading Companies & Distributors 6,136,422 – – 6,136,422
Transportation Infrastructure 34,265 – – 34,265
Water Utilities 1,855,805 – – 1,855,805
Wireless Telecommunication Services 936,960 – – 936,960
Total Common Stocks $ 575,969,192 $ – $ – $ 575,969,192
Repurchase Agreements – 73,044,944 – 73,044,944
Rights   – – – –
Total Assets $ 576,001,831 $ 73,044,944 $ – $ 649,046,775

152 - Notes to Financial Statements - December 31, 2025 - Index Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2025, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized,
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts# $ (110,406) $ – $ – $ (110,406)
Total Liabilities $ (110,406) $ – $ – $ (110,406)
Total $ 575,891,425 $ 73,044,944 $ – $ 648,936,369
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of December 31, 2025, International Index held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of December 31, 2025, Small Cap Index held six rights investments that were categorized as Level 3 investments which were each valued at $0.
Small Cap Index
Rights Warrants Total
Balance as of 12/31/2024 $ — $ 1,557 $ 1,557
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) 17,390 2 17,392
Distributions — — —
Purchases — — —
Sales (17,390) (1,559) (18,949)
Change in Unrealized Appreciation/Depreciation — — —
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 12/31/2025 $ — $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 12/31/2025 ** $ — $ — $ —
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

Index Funds - December 31, 2025 - Notes to Financial Statements - 153
that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2025:
International Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 48,365
Total $ 48,365
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (2,461)
Total $ (2,461)

154 - Notes to Financial Statements - December 31, 2025 - Index Funds
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2025:
Mid Cap Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (34,185)
Total $ (34,185)
NASDAQ-100 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 3,728
Total $ 3,728
S&P 500 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 89,547
Total $ 89,547
Small Cap Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (110,406)
Total $ (110,406)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,202,958
Total $ 1,202,958
Mid Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (791,038)
Total $ (791,038)
NASDAQ-100 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 23,807
Total $ 23,807
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 4,301,894
Total $ 4,301,894

Index Funds - December 31, 2025 - Notes to Financial Statements - 155
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2025:
The following is a summary of the Funds' average volume of derivative instruments held for the year ended December 31, 2025:
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 366,009
Total $ 366,009
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 131,108
Total $ 131,108
Mid Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 449,030
Total $ 449,030
NASDAQ-100 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 3,728
Total $ 3,728
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,429,157
Total $ 1,429,157
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 33,437
Total $ 33,437
International Index
Futures Contracts:
Average Notional Balance Long $ 8,465,391
Mid Cap Index
Futures Contracts:
Average Notional Balance Long $ 10,752,681
NASDAQ-100 Index
Futures Contracts:
Average Notional Balance Long $ 154,057
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 52,192,263

156 - Notes to Financial Statements - December 31, 2025 - Index Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of December 31, 2025, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(e) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(f) Securities Lending
During the year ended December 31, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 5,433,335

Index Funds - December 31, 2025 - Notes to Financial Statements - 157
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the year ended December 31, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Index $ 52,028,733
International Index 20,744,098
Mid Cap Index 86,282,318
NASDAQ-100 Index 1,958,377
S&P 500 Index 98,451,697
Small Cap Index 73,044,944

158 - Notes to Financial Statements - December 31, 2025 - Index Funds
As of December 31, 2025, the joint repos on a gross basis were as follows:
Bank of America NA, 3.85%, dated 12/31/2025, due 1/2/2026, repurchase price $98,020,961, collateralized by U.S. Government
Agency Securities, ranging from 2.50% - 3.50%, maturing 5/1/2049 - 9/1/2050; total market value $99,960,000.
BNP Paribas Securities Corp., 3.81%, dated 12/31/2025, due 1/2/2026, repurchase price $89,018,838, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.63%, maturing 7/31/2026 - 11/15/2054; total market value
$90,780,000.
BofA Securities, Inc., 3.85%, dated 12/31/2025, due 1/2/2026, repurchase price $50,010,694, collateralized by U.S. Government
Agency Securities, ranging from 1.34% - 5.25%, maturing 10/20/2034 - 2/20/2073; total market value $51,000,000.
Cantor Fitzgerald & Co., 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $131,688,142, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 8.50%, maturing 3/1/2026 - 11/20/2075; total market value
$134,293,264.
Cantor Fitzgerald & Co., 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $148,531,680, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 8.50%, maturing 3/1/2026 - 11/20/2075; total market value
$151,470,009.
CF Secured, LLC, 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $215,045,867, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 1.13% - 7.50%, maturing 3/31/2026 - 4/20/2071; total market value $219,346,790.
Citi Global Market, Inc., 3.81%, dated 12/31/2025, due 1/2/2026, repurchase price $138,529,316, collateralized by U.S.
Government Treasury Securities, ranging from 2.38% - 4.25%, maturing 2/15/2028 - 10/31/2029; total market value
$141,270,038.
MetLife, Inc., 3.83%, dated 12/31/2025, due 1/2/2026, repurchase price $150,031,917, collateralized by U.S. Government
Treasury Securities, ranging from 2.63% - 5.50%, maturing 1/31/2026 - 8/15/2048; total market value $153,077,523.
Pershing LLC, 3.72%, dated 12/31/2025, due 1/2/2026, repurchase price $215,044,433, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 2/15/2026 - 12/20/2075; total market value
$219,300,007.

Index Funds - December 31, 2025 - Notes to Financial Statements - 159
As of December 31, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Bond Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
BofA Securities, Inc. 6,500,000 – 6,500,000 (6,500,000) –
Cantor Fitzgerald &
Co. 2,528,733 – 2,528,733 (2,528,733) –
Cantor Fitzgerald &
Co. 2,000,000 – 2,000,000 (2,000,000) –
Citi Global Market,
Inc. 5,000,000 – 5,000,000 (5,000,000) –
MetLife, Inc. 27,000,000 – 27,000,000 (27,000,000) –
Pershing LLC 7,000,000 – 7,000,000 (7,000,000) –
Total $ 52,028,733 $ – $ 52,028,733 $ (52,028,733) $ –
International Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
BNP Paribas
Securities Corp. 7,000,000 – 7,000,000 (7,000,000) –
Cantor Fitzgerald &
Co. 244,098 – 244,098 (244,098) –
CF Secured, LLC 2,500,000 – 2,500,000 (2,500,000) –
MetLife, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 20,744,098 $ – $ 20,744,098 $ (20,744,098) $ –

160 - Notes to Financial Statements - December 31, 2025 - Index Funds
Mid Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 12,600,000 $ – $ 12,600,000 $ (12,600,000) $ –
BNP Paribas
Securities Corp. 7,000,000 – 7,000,000 (7,000,000) –
Cantor Fitzgerald &
Co. 5,682,318 – 5,682,318 (5,682,318) –
Cantor Fitzgerald &
Co. 4,000,000 – 4,000,000 (4,000,000) –
CF Secured, LLC 8,000,000 – 8,000,000 (8,000,000) –
Citi Global Market,
Inc. 15,000,000 – 15,000,000 (15,000,000) –
MetLife, Inc. 25,000,000 – 25,000,000 (25,000,000) –
Pershing LLC 9,000,000 – 9,000,000 (9,000,000) –
Total $ 86,282,318 $ – $ 86,282,318 $ (86,282,318) $ –
NASDAQ-100 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 1,958,377 $ – $ 1,958,377 $ (1,958,377) $ –
Total $ 1,958,377 $ – $ 1,958,377 $ (1,958,377) $ –

Index Funds - December 31, 2025 - Notes to Financial Statements - 161
S&P 500 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 16,000,000 $ – $ 16,000,000 $ (16,000,000) $ –
BNP Paribas
Securities Corp. 5,000,000 – 5,000,000 (5,000,000) –
BofA Securities, Inc. 3,000,000 – 3,000,000 (3,000,000) –
Cantor Fitzgerald &
Co. 9,471,697 – 9,471,697 (9,471,697) –
Cantor Fitzgerald &
Co. 2,000,000 – 2,000,000 (2,000,000) –
CF Secured, LLC 25,000,000 – 25,000,000 (25,000,000) –
Citi Global Market,
Inc. 2,000,000 – 2,000,000 (2,000,000) –
MetLife, Inc. 9,000,000 – 9,000,000 (9,000,000) –
Pershing LLC 26,980,000 – 26,980,000 (26,980,000) –
Total $ 98,451,697 $ – $ 98,451,697 $ (98,451,697) $ –
Small Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 8,000,000 $ – $ 8,000,000 $ (8,000,000) $ –
BNP Paribas
Securities Corp. 13,000,000 – 13,000,000 (13,000,000) –
Cantor Fitzgerald &
Co. 9,044,944 – 9,044,944 (9,044,944) –
Cantor Fitzgerald &
Co. 10,000,000 – 10,000,000 (10,000,000) –
Citi Global Market,
Inc. 7,000,000 – 7,000,000 (7,000,000) –
MetLife, Inc. 10,000,000 – 10,000,000 (10,000,000) –
Pershing LLC 16,000,000 – 16,000,000 (16,000,000) –
Total $ 73,044,944 $ – $ 73,044,944 $ (73,044,944) $ –
* As of December 31, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

162 - Notes to Financial Statements - December 31, 2025 - Index Funds
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2025 are primarily attributable to paydown reclass, investments in passive foreign investment companies ("PFICs") and investments in real estate investment trusts. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2025 may primarily be attributable to outstanding wash sale loss deferrals and investments in PFICs. These reclassifications have no effect upon the NAV of a Fund.
Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

Index Funds - December 31, 2025 - Notes to Financial Statements - 163
Reclassifications for the year ended December 31, 2025 were as follows:
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax
Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the year ended December 31, 2025, the Funds did not pay a significant amount of foreign or U.S.
federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU Reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the
Statements of Operations.
(m) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
Fund Capital
Total
Distributable
Earnings (Loss)
Bond Index $ – $ –
International Index – –
Mid Cap Index – –
NASDAQ-100 Index (83,966) 83,966
S&P 500 Index – –
Small Cap Index – –

164 - Notes to Financial Statements - December 31, 2025 - Index Funds
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2025, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
For the year ended December 31, 2025, the Funds' effective advisory fee rates were as follows:
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Index BlackRock
NASDAQ-100 BlackRock
S&P 500 Index BlackRock
Small Cap Index BlackRock
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.155%
$3 billion and more 0.145%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Index Up to $1.5 billion 0.205%
$1.5 billion up to $3 billion 0.185%
$3 billion and more 0.175%
NASDAQ-100 Index Up to $1 billion 0.17%
$1 billion and more 0.16%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%
Fund
Effective Advisory Fee
Rate Before Expense
Reimbursements
Effective Advisory Fee
Rate After Expense
Reimbursements
Bond Index 0.18% 0.18%
International Index 0.24 0.24
Mid Cap Index 0.21 0.21
NASDAQ-100 Index 0.17 0.03
S&P 500 Index 0.11 0.11
Small Cap Index 0.19 0.19

Index Funds - December 31, 2025 - Notes to Financial Statements - 165
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2027.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until April 30, 2026.
On November 14, 2025, the Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds'
operating expenses, (excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business), including the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 14, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.29%
International Index All Classes 0.34
Mid Cap Index All Classes 0.30
NASDAQ-100 All Classes 0.22
S&P 500 Index All Classes 0.21
Small Cap Index All Classes 0.28
Fund Classes
Amount
(annual rate)
Mid Cap Index Class II 0.72%
S&P 500 Index Class II 0.52%
Fund Classes
Amount
(annual rate)
International Index Class VIII 1.14%
NASDAQ-100 Index Class I 0.49%
Class II 0.73%
S&P 500 Index Class I 0.27%
Class II 0.52%

166 - Notes to Financial Statements - December 31, 2025 - Index Funds
As of December 31, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2025, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2025, NFM earned an aggregate of $2,698,500 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2025, the Funds' aggregate portion of such costs amounted to $41,830.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Fund
Fiscal Year 2025
Amount Total
Bond Index $ — $ —
International Index — —
Mid Cap Index — —
NASDAQ-100 Index 70,833(a) 70,833
S&P 500 Index — —
Small Cap Index — —
(a) For the period from April 28, 2025 (commencement of operations) through December 31, 2025.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Class II
Shares
Class VIII
Shares
Bond Index 0.25% N/A
International Index 0.25% 0.40%
Mid Cap Index 0.25% N/A
NASDAQ-100 Index 0.25% N/A
S&P 500 Index 0.25% N/A
Small Cap Index 0.25% N/A
N/A - Not Applicable.

Index Funds - December 31, 2025 - Notes to Financial Statements - 167
The Trust and NFD have entered into a written contract waiving distribution fees for Class VIII shares of the Funds according to the following schedule until at least April 30, 2026:
During the year ended December 31, 2025, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I, Class II, and Class VIII shares of the Fund and up to 0.20% of the average daily net assets of Class IV shares of each Fund.
For the year ended December 31, 2025, the effective rates for administrative services fees were as follows:
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until April 30, 2026:
For the year ended December 31, 2025, each Fund’s total administrative services fees were as follows:
During the year ended December 31, 2025, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Fund
Distribution
Fee Waiver
(Annual Rate)
International Index 0.05%
Fund Amount
International Index $ 95,816
Fund Class I Class II Class IV Class VIII
Bond Index 0.15 % N/A N/A N/A
International Index 0.15 0.13 % N/A 0.15%
Mid Cap Index 0.15 0.15 N/A N/A
NASDAQ-100 Index 0.24 0.24 N/A N/A
S&P 500 Index 0.15 0.15 0.10 % N/A
Small Cap Index N/A 0.15 N/A N/A
N/A — Not Applicable.
Fund
Class I
Shares
Class II
Shares
S&P 500 Index 0.07% 0.07%
Small Cap Index N/A 0.07%
N/A - Not Applicable.
Fund Amount
Bond Index $ 367,184
International Index 719,156
Mid Cap Index 1,457,042
NASDAQ-100 Index 122,298
S&P 500 Index 5,964,504
Small Cap Index 511,376
Fund Amount
S&P 500 Index $ 2,655,127
Small Cap Index 238,641

168 - Notes to Financial Statements - December 31, 2025 - Index Funds
Cross trades for the year ended December 31, 2025 were executed by certain Funds pursuant to procedures adopted by the Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of
NMF. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the year ended December 31, 2025, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
4. Investments in Affiliated Issuers
Bond Index invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the year ended December
31, 2025 were as follows:
J
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the year ended December 31, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2025, none of the Funds engaged in interfund lending.
Fund
Purchases at
Cost Sales Proceeds
Net Realized
Gain/Loss
Mid Cap Index $ 12,926 $ – $ –
S&P 500 Index 253,001 – –
Small Cap Index 2,671 8,722 (7,171)
Bond Index
Security Description
Shares/Principal
at December 31,
2025
Market Value
December 31,
2024
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Amortization(a)
($)
Change in
Unrealized
Appreciation/
(Depreciation)
($)
Market Value
December 31,
2025
($)
Dividend/
Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Financial
Services, Inc. — 41,151 — (40,102) 13,947 159 (15,155) — 2,387 —
(a) Amortization is included in Dividend/Interest Income.

Index Funds - December 31, 2025 - Notes to Financial Statements - 169
6. Investment Transactions
For the year ended December 31, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
For the year ended December 31, 2025, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
7. Portfolio Investment Risks
(a) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements
Fund Purchases
*
Sales
*
Bond Index $ 1,536,562,962 $ 2,659,672,517
International Index 208,900,776 618,155,806
Mid Cap Index 186,289,780 346,445,970
NASDAQ-100 Index 295,356,561 37,929,460
S&P 500 Index 792,078,673 80,205,179
Small Cap Index 137,478,547 89,995,593
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Index $ 355,806,584 $ 823,189,826

170 - Notes to Financial Statements - December 31, 2025 - Index Funds
similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(d) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Index Funds - December 31, 2025 - Notes to Financial Statements - 171
(e) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2025 was as follows:
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 81,101,100 $ – $ 81,101,100 $ – $ 81,101,100
International Index 31,896,251 – 31,896,251 – 31,896,251
Mid Cap Index 34,057,143 63,655,341 97,712,484 – 97,712,484
NASDAQ-100 Index 363,825 17,287 381,112 – 381,112
S&P 500 Index 44,461,468 4,856,894 49,318,362 – 49,318,362
Small Cap Index 7,327,590 15,458,071 22,785,661 – 22,785,661
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 67,420,714 $ – $ 67,420,714 $ – $ 67,420,714
International Index 39,893,912 – 39,893,912 – 39,893,912
Mid Cap Index 14,814,699 55,294,547 70,109,246 – 70,109,246
NASDAQ-100 Index – – – – –
S&P 500 Index 35,008,267 2,297,369 37,305,636 – 37,305,636
Small Cap Index 4,650,122 4,704,952 9,355,074 – 9,355,074
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

172 - Notes to Financial Statements - December 31, 2025 - Index Funds
As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2025, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2025.
During the year ended December 31, 2025, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains
and Losses
Distributions
Payable
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)*
Total
Accumulated
Earnings
(Deficit)
Bond Index $ 11,606,970 $ – $ 11,606,970 $ (812) $ – $ (161,413,075) (60,768,315) (210,575,232)
International Index 18,681,442 174,311,843 192,993,285 – – – 363,155,035 556,148,320
Mid Cap Index 4,155,499 98,658,027 102,813,526 – – – 400,353,169 503,166,695
NASDAQ-100 Index – – – – – – 7,357,486 7,357,486
S&P 500 Index 10,645,420 3,817,693 14,463,113 – – – 3,695,117,569 3,709,580,682
Small Cap Index 3,693,484 11,752,099 15,445,583 – – – 157,253,859 172,699,442
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 1,280,441,613 $ 9,216,063 $ (69,984,378) $ (60,768,315)
International Index 446,602,529 367,457,424 (5,347,023) 362,110,401
Mid Cap Index 798,488,962 454,236,937 (53,883,768) 400,353,169
NASDAQ-100 Index 259,599,045 12,435,577 (5,076,751) 7,358,826
S&P 500 Index 2,046,776,820 3,738,882,384 (43,764,815) 3,695,117,569
Small Cap Index 491,682,510 203,717,904 (46,464,044) 157,253,860
Fund Amount
Bond Index $ (161,413,075)
Fund Utilized
International Index $ 22,533,836

Index Funds - December 31, 2025 - Report of Independent Registered Public Accounting Firm - 173
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Bond Index Fund, NVIT
International Index Fund, NVIT Mid Cap Index Fund, NVIT NASDAQ-100 Index Fund, NVIT S&P 500 Index Fund and NVIT
Small Cap Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of each of the funds listed in the table below (six of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2026
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.
NVIT Bond Index Fund (1) NVIT NASDAQ-100 Index Fund (2)
NVIT International Index Fund (1) NVIT S&P 500 Index Fund (1)
NVIT Mid Cap Index Fund (1) NVIT Small Cap Index Fund (1)
(1) Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and 2024.
(2) Statement of operations and statement of changes in net assets for the period from April 28, 2025
(commencement of operations) through December 31, 2025.

174 - Supplemental Information - December 31, 2025 (Unaudited) - Index Funds
Other Federal Tax Information
For the year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.
For the taxable year ended December 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2025, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2025, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Bond Index – %
International Index –
Mid Cap Index 34 .41
NASDAQ-100 Index 100 .00
S&P 500 Index 100 .00
Small Cap Index 36 .86
Fund Amount
Bond Index $ –
International Index –
Mid Cap Index 63,655,341
NASDAQ-100 Index 17,287
S&P 500 Index 4,856,894
Small Cap Index 15,458,071
Fund Amount Per Share
Bond Index $ – $ –
International Index 24,206,455 0.3958
Mid Cap Index – –
NASDAQ-100 Index – –
S&P 500 Index – –
Small Cap Index – –
Fund Amount Per Share
Bond Index $ – $ –
International Index 1,298,582 0.0212
Mid Cap Index – –
NASDAQ-100 Index – –
S&P 500 Index – –
Small Cap Index – –

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-IDX (2-26)

Annual Financial Statements
December 31, 2025
Nationwide Variable Insurance Trust
International Funds
NVIT Fidelity Institutional AM
®
Emerging Markets Fund
(formerly, NVIT Emerging Markets Fund)
NVIT Fidelity Institutional AM
®
Worldwide Fund
NVIT International Equity Fund
NVIT Putnam International Value Fund
(formerly, NVIT Columbia Overseas Value Fund)
NVIT Strategic Income Fund
(formerly, NVIT Amundi Multi Sector Bond Fund)
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may choose this option by:
- Calling 1-800-848-6331
- Logging into your account at https://www.nationwide.com/personal/investing/mutual-funds/
and choosing ‘Log in’, or by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form
N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and
N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust also makes this information available to investors on https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.
The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available:
- By calling 1-800-848-0920
- On the Fund’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the SEC’s website at http://www.sec.gov
Funds are required to disclose proxy votes using the issuer’s proxy card language and order, categorize votes by topic, and report shares voted versus shares loaned but not recalled.
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 1-800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and is not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company.
©2026 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 36
Statements of Operations 40
Statements of Changes in Net Assets 44
Financial Highlights 52
Notes to Financial Statements 57
Report of Independent Registered Public Accounting Firm 83
Supplemental Information 84

2 - Statement of Investments - December 31, 2025 - NVIT Fidelity Institutional AM
®
Emerging Markets Fund
Common Stocks 99 .7%
Shares Value ($)
AUSTRALIA 1 .7%
Metals & Mining 1 .7%
Anglogold Ashanti plc 107,400 9,159,072
BRAZIL 3 .1%
Banks 1 .1%
Itau Unibanco Holding SA
(Preference) 824,072 5,906,982
Metals & Mining 2 .0%
Gerdau SA, ADR 1,427,600 5,267,844
Vale SA, Class B, ADR 395,200 5,149,456
10,417,300
16,324,282
CHILE 1 .3%
Metals & Mining 1 .3%
Antofagasta plc 154,900 6,798,584
CHINA 29 .8%
Automobiles 1 .1%
BYD Co. Ltd., Class H 488,100 5,943,579
Banks 2 .0%
China Construction Bank Corp.,
Class H 10,644,000 10,490,042
Broadline Retail 4 .2%
Alibaba Group Holding Ltd., ADR 72,000 10,553,760
PDD Holdings, Inc., ADR * 101,100 11,463,730
22,017,490
Diversified Consumer Services 0 .8%
TAL Education Group, ADR * 388,100 4,234,171
Electrical Equipment 1 .0%
Contemporary Amperex
Technology Co. Ltd., Class A 96,123 5,032,254
Ground Transportation 0 .9%
Full Truck Alliance Co. Ltd., ADR 440,500 4,726,565
Hotels, Restaurants & Leisure 1 .9%
Meituan, Class B Reg. S *(a) 754,200 9,952,177
Household Durables 1 .2%
Haier Smart Home Co. Ltd., Class
A 1,645,600 6,138,466
Insurance 3 .7%
China Life Insurance Co. Ltd.,
Class H 4,384,000 15,322,289
PICC Property & Casualty Co.
Ltd., Class H 2,012,000 4,218,374
19,540,663
Interactive Media & Services 7 .1%
Tencent Holdings Ltd. 495,600 37,976,460
Life Sciences Tools & Services 1 .0%
WuXi AppTec Co. Ltd., Class H
Reg. S (a) 434,200 5,471,745
Machinery 2 .4%
Shenzhen Inovance Technology
Co. Ltd., Class A 1,173,400 12,621,868
Metals & Mining 1 .6%
Zijin Mining Group Co. Ltd., Class
A 1,738,000 8,536,366
Common Stocks
Shares Value ($)
CHINA
Pharmaceuticals 0 .9%
Hansoh Pharmaceutical Group Co.
Ltd. Reg. S (a) 982,000 4,543,340
157,225,186
GREECE 3 .5%
Banks 3 .5%
Eurobank SA 2,053,600 8,230,791
National Bank of Greece SA 685,400 10,439,749
18,670,540
HUNGARY 2 .9%
Banks 1 .8%
OTP Bank Nyrt. 89,300 9,568,141
Pharmaceuticals 1 .1%
Richter Gedeon Nyrt. 189,000 5,701,526
15,269,667
INDIA 8 .1%
Banks 3 .5%
HDFC Bank Ltd. 959,500 10,602,519
ICICI Bank Ltd. 503,900 7,522,994
18,125,513
Construction & Engineering 2 .2%
Larsen & Toubro Ltd. 256,000 11,631,630
Construction Materials 1 .1%
JK Cement Ltd. 93,700 5,766,424
IT Services 1 .3%
Tata Consultancy Services Ltd. 193,200 6,906,564
42,430,131
INDONESIA 1 .6%
Banks 1 .6%
Bank Central Asia Tbk. PT 17,766,800 8,575,974
MALAYSIA 1 .7%
Banks 1 .7%
CIMB Group Holdings Bhd. 4,408,800 8,958,666
MEXICO 7 .5%
Banks 1 .3%
Grupo Financiero Banorte SAB de
CV, Class O 103,500 959,505
Regional SAB de CV 722,600 5,724,621
6,684,126
Beverages 1 .1%
Fomento Economico Mexicano
SAB de CV, ADR 58,345 5,896,929
Consumer Staples Distribution & Retail 3 .1%
Wal-Mart de Mexico SAB de CV 5,185,200 16,162,448
Wireless Telecommunication Services 2 .0%
America Movil SAB de CV, ADR 521,400 10,777,338
39,520,841
PERU 2 .4%
Banks 2 .4%
Credicorp Ltd. 44,400 12,742,800
RUSSIA 0 .0%
†
Banks 0 .0%
†
Sberbank of Russia PJSC
(Preference) *^∞ 533,346 0

NVIT Fidelity Institutional AM
®
Emerging Markets Fund - December 31, 2025 - Statement of Investments - 3
Common Stocks
Shares Value ($)
RUSSIA
Banks
T-Tekhnologii MKPAO, GDR Reg.
S *^∞ 24,424 0
0
Consumer Staples Distribution & Retail 0 .0%
†
Magnit PJSC *^∞ 32,259 0
Oil, Gas & Consumable Fuels 0 .0%
†
Gazprom PJSC *^∞ 1,425,666 0
0
SAUDI ARABIA 2 .5%
Banks 1 .6%
Al Rajhi Bank 311,100 8,087,118
Oil, Gas & Consumable Fuels 0 .9%
Saudi Arabian Oil Co. Reg. S (a) 785,600 4,991,306
13,078,424
SOUTH AFRICA 4 .0%
Financial Services 1 .1%
FirstRand Ltd. 1,020,900 5,584,586
Metals & Mining 1 .4%
Impala Platinum Holdings Ltd. 485,600 7,647,999
Wireless Telecommunication Services 1 .5%
MTN Group Ltd. 747,420 7,637,791
20,870,376
SOUTH KOREA 11 .8%
Aerospace & Defense 1 .3%
Korea Aerospace Industries Ltd. 88,520 7,005,464
Automobile Components 1 .4%
Hyundai Mobis Co. Ltd. 27,830 7,210,963
Technology Hardware, Storage & Peripherals 9 .1%
Samsung Electronics Co. Ltd. 578,050 48,177,170
62,393,597
TAIWAN 14 .9%
Electronic Equipment, Instruments & Components 1 .4%
Yageo Corp. 994,000 7,280,636
Machinery 0 .8%
Hiwin Technologies Corp. 659,000 4,061,129
Semiconductors & Semiconductor Equipment 11 .6%
MediaTek, Inc. 300,000 13,593,472
Taiwan Semiconductor
Manufacturing Co. Ltd. 972,000 47,485,482
61,078,954
Textiles, Apparel & Luxury Goods 1 .1%
Eclat Textile Co. Ltd. 475,000 5,803,049
78,223,768
TURKEY 1 .4%
Banks 1 .1%
Yapi ve Kredi Bankasi A/S * 6,473,000 5,476,315
Electrical Equipment 0 .3%
Astor Transformator Enerji Turizm
Insaat ve Petrol Sanayi Ticaret
A/S, Class B 673,600 1,837,772
7,314,087
Common Stocks
Shares Value ($)
UNITED ARAB EMIRATES 1 .5%
Oil, Gas & Consumable Fuels 1 .5%
Adnoc Gas plc 7,974,700 7,708,186
Total Common Stocks
(cost $474,386,303) 525,264,181
Total Investments
(cost $474,386,303) — 99.7% 525,264,181
Other assets in excess of liabilities — 0.3% 1,326,134
NET ASSETS — 100.0%
$526,590,315
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2025
was $24,958,568 which represents 4.74% of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - December 31, 2025 - NVIT Fidelity Institutional AM
®
Worldwide Fund
Common Stocks 99 .6%
Shares Value ($)
AUSTRALIA 1 .4%
Aerospace & Defense 0 .3%
DroneShield Ltd. Reg. S *(a) 344,606 696,355
Capital Markets 0 .3%
Pinnacle Investment Management
Group Ltd. (a) 52,972 600,402
Commercial Services & Supplies 0 .2%
Brambles Ltd. 33,137 507,933
Insurance 0 .2%
Steadfast Group Ltd. (a) 111,194 391,297
Metals & Mining 0 .2%
Deterra Royalties Ltd. 164,789 446,774
Specialty Retail 0 .2%
Lovisa Holdings Ltd. (a) 24,498 476,807
3,119,568
AUSTRIA 0 .0%
†
Construction Materials 0 .0%
†
Wienerberger AG 397 14,251
BELGIUM 1 .0%
Banks 0 .4%
KBC Group NV 7,475 971,624
Pharmaceuticals 0 .6%
UCB SA 4,985 1,390,402
2,362,026
CANADA 1 .8%
IT Services 1 .1%
Shopify, Inc., Class A * 15,417 2,481,675
Metals & Mining 0 .7%
Franco-Nevada Corp. (a) 7,123 1,476,496
G Mining Ventures Corp. * 8,000 241,827
1,718,323
Oil, Gas & Consumable Fuels 0 .0%
†
PrairieSky Royalty Ltd. 300 5,908
4,205,906
CHINA 1 .8%
Automobiles 0 .3%
BYD Co. Ltd., Class H 51,239 623,936
Beverages 0 .2%
Kweichow Moutai Co. Ltd., Class A 2,200 433,258
Electrical Equipment 0 .3%
Contemporary Amperex
Technology Co. Ltd., Class A 14,033 734,659
Hotels, Restaurants & Leisure 0 .1%
Luckin Coffee, Inc., ADR *(a) 7,997 267,900
Interactive Media & Services 0 .7%
Tencent Holdings Ltd. 20,775 1,591,931
Machinery 0 .2%
Airtac International Group 16,421 486,033
4,137,717
DENMARK 0 .5%
Air Freight & Logistics 0 .5%
DSV A/S 4,893 1,231,305
Common Stocks
Shares Value ($)
FINLAND 0 .1%
Paper & Forest Products 0 .1%
UPM-Kymmene OYJ 12,066 349,662
FRANCE 0 .9%
Capital Markets 0 .2%
Amundi SA Reg. S (b) 5,312 439,325
Food Products 0 .5%
Danone SA 12,528 1,130,394
Health Care Equipment & Supplies 0 .1%
EssilorLuxottica SA 925 292,461
Textiles, Apparel & Luxury Goods 0 .1%
LVMH Moet Hennessy Louis
Vuitton SE 370 278,943
2,141,123
GERMANY 1 .0%
Health Care Providers & Services 0 .4%
Fresenius SE & Co. KGaA 16,108 927,102
Software 0 .4%
SAP SE 3,629 887,938
Specialty Retail 0 .2%
Auto1 Group SE Reg. S *(b) 10,655 341,623
2,156,663
HONG KONG 1 .1%
Capital Markets 0 .3%
Futu Holdings Ltd., ADR * 3,557 584,095
Insurance 0 .8%
Prudential plc 122,363 1,887,969
2,472,064
INDONESIA 0 .8%
Banks 0 .8%
Bank Central Asia Tbk. PT 3,930,020 1,897,007
IRELAND 1 .1%
Banks 0 .8%
AIB Group plc 178,177 1,914,633
Building Products 0 .3%
Kingspan Group plc 8,866 766,113
2,680,746
ITALY 1 .8%
Electrical Equipment 0 .5%
Prysmian SpA 10,059 1,003,002
Financial Services 0 .5%
BFF Bank SpA Reg. S *(b) 106,338 1,181,018
Hotels, Restaurants & Leisure 0 .0%
†
Lottomatica Group Spa 369 9,683
Pharmaceuticals 0 .4%
Recordati Industria Chimica e
Farmaceutica SpA 14,655 834,763
Textiles, Apparel & Luxury Goods 0 .4%
PRADA SpA 146,741 846,184
3,874,650
JAPAN 4 .2%
Chemicals 0 .4%
NOF Corp. 43,083 829,581

NVIT Fidelity Institutional AM
®
Worldwide Fund - December 31, 2025 - Statement of Investments - 5
Common Stocks
Shares Value ($)
JAPAN
Commercial Services & Supplies 0 .3%
Japan Elevator Service Holdings
Co. Ltd. 49,432 548,932
Entertainment 0 .5%
Nintendo Co. Ltd. 16,944 1,144,556
Machinery 0 .2%
Ebara Corp. 24,011 566,337
Media 0 .3%
CyberAgent, Inc. 63,716 544,581
Professional Services 0 .2%
Timee, Inc. *(a) 71,739 579,668
Real Estate Management & Development 0 .3%
Katitas Co. Ltd. (a) 35,913 730,263
Semiconductors & Semiconductor Equipment 0 .3%
Renesas Electronics Corp. * 57,872 792,573
Specialty Retail 0 .7%
Fast Retailing Co. Ltd. 2,062 747,789
USS Co. Ltd. 82,301 902,873
1,650,662
Technology Hardware, Storage & Peripherals 0 .5%
FUJIFILM Holdings Corp. 47,980 1,025,148
Trading Companies & Distributors 0 .5%
ITOCHU Corp. 85,830 1,083,401
9,495,702
LUXEMBOURG 0 .0%
†
Automobile Components 0 .0%
†
Novem Group SA * 382 1,315
NETHERLANDS 1 .4%
Semiconductors & Semiconductor Equipment 1 .4%
ASM International NV 1,228 740,261
ASML Holding NV 1,426 1,524,274
BE Semiconductor Industries NV 5,252 816,718
3,081,253
NORWAY 0 .3%
Energy Equipment & Services 0 .3%
TGS ASA 89,743 814,490
SPAIN 2 .0%
Banks 2 .0%
Banco Santander SA 94,051 1,103,674
Bankinter SA 110,684 1,832,708
CaixaBank SA 137,213 1,675,678
4,612,060
SWEDEN 2 .1%
Banks 0 .9%
NOBA Bank Group AB * 39,220 500,647
Swedbank AB, Class A 49,531 1,723,143
2,223,790
Electronic Equipment, Instruments & Components 0 .0%
†
Dustin Group AB Reg. S *(b) 13,397 2,617
Household Durables 0 .3%
JM AB 35,704 538,716
Life Sciences Tools & Services 0 .6%
AddLife AB, Class B 82,173 1,419,234
Machinery 0 .2%
Epiroc AB, Class A 19,425 439,528
Common Stocks
Shares Value ($)
SWEDEN
Metals & Mining 0 .1%
Alleima AB 10,300 91,015
Specialty Retail 0 .0%
†
Haypp Group AB * 1,168 18,117
4,733,017
SWITZERLAND 2 .1%
Electronic Equipment, Instruments & Components 2 .1%
TE Connectivity plc 21,055 4,790,223
TAIWAN 3 .7%
Electronic Equipment, Instruments & Components 0 .4%
E Ink Holdings, Inc. 142,834 897,422
Semiconductors & Semiconductor Equipment 3 .3%
Taiwan Semiconductor
Manufacturing Co. Ltd. 24,425 1,193,244
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 21,735 6,605,049
7,798,293
8,695,715
UNITED ARAB EMIRATES 0 .1%
Personal Care Products 0 .1%
Softcare Ltd. * 67,476 280,388
UNITED KINGDOM 5 .0%
Banks 0 .5%
NatWest Group plc 126,388 1,102,351
Beverages 0 .3%
Diageo plc 30,906 665,737
Capital Markets 0 .3%
London Stock Exchange Group plc 6,772 815,447
Diversified Telecommunication Services 0 .0%
†
Zegona Communications plc 1,280 23,859
Food Products 0 .2%
Cranswick plc 6,762 449,739
Hotels, Restaurants & Leisure 1 .0%
Flutter Entertainment plc * 7,943 1,721,898
Flutter Entertainment plc * 2,515 540,826
2,262,724
Insurance 1 .2%
Admiral Group plc 19,114 818,278
Beazley plc 72,552 810,492
Hiscox Ltd. 62,709 1,195,606
Sabre Insurance Group plc Reg.
S (b) 11,193 19,586
2,843,962
IT Services 0 .2%
Softcat plc 25,659 487,822
Leisure Products 0 .0%
†
Games Workshop Group plc 148 37,564
Professional Services 0 .3%
Intertek Group plc 9,491 588,611
Specialized REITs 0 .2%
Big Yellow Group plc 28,812 404,580
Tobacco 0 .8%
British American Tobacco plc 33,791 1,915,194

6 - Statement of Investments - December 31, 2025 - NVIT Fidelity Institutional AM
®
Worldwide Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Trading Companies & Distributors 0 .0%
†
RS GROUP plc 2,057 17,183
11,614,773
UNITED STATES 65 .4%
Aerospace & Defense 1 .7%
Boeing Co. (The) * 13,801 2,996,473
GE Aerospace 3,251 1,001,406
Rocket Lab Corp. * 400 27,904
4,025,783
Automobiles 1 .8%
Rivian Automotive, Inc., Class A * 40,774 803,655
Tesla, Inc. * 7,661 3,445,305
4,248,960
Banks 1 .4%
Coastal Financial Corp. *(a) 1,424 163,176
Wells Fargo & Co. 31,118 2,900,198
3,063,374
Biotechnology 0 .8%
Alnylam Pharmaceuticals, Inc. *(a) 4,989 1,983,876
Broadline Retail 4 .5%
Amazon.com, Inc. * 45,419 10,483,614
Capital Markets 4 .5%
Bank of New York Mellon Corp.
(The) 55,991 6,499,995
Coinbase Global, Inc., Class A * 114 25,780
Interactive Brokers Group, Inc.,
Class A 9,792 629,723
Morgan Stanley 13,232 2,349,077
MSCI, Inc., Class A 800 458,984
Robinhood Markets, Inc., Class A * 4,992 564,595
10,528,154
Communications Equipment 1 .2%
Arista Networks, Inc. * 571 74,818
Ciena Corp. * 3,600 841,932
Lumentum Holdings, Inc. *(a) 5,237 1,930,306
2,847,056
Consumer Staples Distribution & Retail 0 .6%
Dollar Tree, Inc. * 10,682 1,313,993
Sprouts Farmers Market, Inc. * 1,311 104,447
1,418,440
Electric Utilities 1 .3%
NextEra Energy, Inc. 8,385 673,148
NRG Energy, Inc. 14,701 2,340,987
3,014,135
Electrical Equipment 0 .3%
Eaton Corp. plc 2,405 766,017
Electronic Equipment, Instruments & Components 2 .0%
Amphenol Corp., Class A 22,894 3,093,895
Corning, Inc. 19,167 1,678,263
4,772,158
Entertainment 0 .4%
Netflix, Inc. * 9,230 865,405
Ground Transportation 1 .0%
JB Hunt Transport Services, Inc. 3,200 621,888
Old Dominion Freight Line, Inc. 11,037 1,730,602
2,352,490
Health Care Equipment & Supplies 0 .9%
Alcon AG 12,544 996,413
Intuitive Surgical, Inc. * 1,625 920,335
Common Stocks
Shares Value ($)
UNITED STATES
Health Care Equipment & Supplies
Medline, Inc., Class A *(a) 3,900 163,800
2,080,548
Health Care Providers & Services 0 .6%
Cardinal Health, Inc. 1,228 252,354
Cencora, Inc. 986 333,022
HCA Healthcare, Inc. 1,468 685,350
McKesson Corp. 187 153,394
1,424,120
Hotels, Restaurants & Leisure 0 .1%
DraftKings, Inc., Class A * 5,176 178,365
Household Durables 1 .9%
Somnigroup International, Inc. 50,227 4,484,266
Household Products 0 .3%
Procter & Gamble Co. (The) 4,700 673,557
Interactive Media & Services 8 .6%
Alphabet, Inc., Class A 50,070 15,671,910
Meta Platforms, Inc., Class A 6,808 4,493,893
20,165,803
IT Services 0 .4%
International Business Machines
Corp. 2,790 826,426
MongoDB, Inc., Class A * 300 125,907
952,333
Machinery 4 .5%
Caterpillar, Inc. 5,955 3,411,441
Cummins, Inc. 7,402 3,778,351
PACCAR, Inc. 18,964 2,076,747
Parker-Hannifin Corp. 1,227 1,078,484
RBC Bearings, Inc. * 200 89,686
10,434,709
Media 0 .6%
EchoStar Corp., Class A * 13,340 1,450,058
Metals & Mining 0 .9%
Alcoa Corp. 4,500 239,130
Steel Dynamics, Inc. (a) 11,064 1,874,795
2,113,925
Passenger Airlines 0 .3%
United Airlines Holdings, Inc. * 7,335 820,200
Pharmaceuticals 4 .6%
Eli Lilly & Co. 7,824 8,408,296
Johnson & Johnson 11,400 2,359,230
10,767,526
Semiconductors & Semiconductor Equipment 7 .9%
Broadcom, Inc. 5,670 1,962,387
MACOM Technology Solutions
Holdings, Inc. * 537 91,977
Micron Technology, Inc. 3,372 962,403
NVIDIA Corp. 81,974 15,288,151
Teradyne, Inc. 865 167,429
18,472,347
Software 4 .5%
Microsoft Corp. 18,287 8,843,959
Palantir Technologies, Inc., Class
A * 6,211 1,104,005
Rubrik, Inc., Class A * 3,900 298,272
Strategy, Inc., Class A *(a) 1,772 269,255
10,515,491
Specialty Retail 0 .2%
Lithia Motors, Inc., Class A 1,452 482,543

NVIT Fidelity Institutional AM
®
Worldwide Fund - December 31, 2025 - Statement of Investments - 7
Common Stocks
Shares Value ($)
UNITED STATES
Technology Hardware, Storage & Peripherals 6 .6%
Apple, Inc. 36,518 9,927,784
Seagate Technology Holdings plc
(a) 3,614 995,259
Western Digital Corp. 26,159 4,506,411
15,429,454
Textiles, Apparel & Luxury Goods 0 .7%
Ralph Lauren Corp., Class A 4,754 1,681,062
Tobacco 0 .2%
Philip Morris International, Inc. (a) 3,095 496,438
Trading Companies & Distributors 0 .1%
Herc Holdings, Inc. (a) 132 19,586
United Rentals, Inc. 257 207,995
227,581
153,219,788
Total Common Stocks
(cost $225,360,454) 231,981,412
Repurchase Agreements 3 .1%
Principal
Amount ($)
Bank of America NA, 3.85%,
dated 12/31/2025, due
1/2/2026, repurchase price
$2,000,428, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
5/1/2049 - 9/1/2050; total
market value $2,040,000.(c)
(d) 2,000,000 2,000,000
Cantor Fitzgerald & Co., 3.84%,
dated 12/31/2025, due
1/2/2026, repurchase price
$4,139,543, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%, maturing
3/1/2026 - 11/20/2075; total
market value $4,221,433.(c)
(d) 4,138,660 4,138,660
Pershing LLC, 3.72%, dated
12/31/2025, due 1/2/2026,
repurchase price $1,000,207,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 9.00%, maturing
2/15/2026 - 12/20/2075; total
market value $1,020,000.(c)
(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $7,138,660) 7,138,660
Total Investments
(cost $232,499,114) — 102.7% 239,120,072
Liabilities in excess of other assets — (2.7)% (6,296,159)
NET ASSETS — 100.0%
$232,823,913
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $9,495,224, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $7,138,660 and by
$2,733,181 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.75%, and maturity dates ranging from 1/15/2026 -
8/15/2055, a total value of $9,871,841.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2025
was $1,984,169 which represents 0.85% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$7,138,660.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.

8 - Statement of Investments - December 31, 2025 - NVIT Fidelity Institutional AM
®
Worldwide Fund
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT International Equity Fund - December 31, 2025 - Statement of Investments - 9
Common Stocks 98 .7%
Shares Value ($)
AUSTRALIA 3 .7%
Commercial Services & Supplies 0 .7%
Brambles Ltd. 192,595 2,952,151
Construction & Engineering 0 .1%
SRG Global Ltd. 269,454 535,206
Interactive Media & Services 0 .2%
REA Group Ltd. (a) 7,610 931,480
Metals & Mining 1 .8%
Alkane Resources Ltd. * 627,720 560,198
Catalyst Metals Ltd. *(a) 246,381 1,202,292
Evolution Mining Ltd. 88,922 748,100
Fortescue Ltd. 36,442 532,845
Northern Star Resources Ltd. 183,493 3,254,878
Ramelius Resources Ltd. (a) 301,323 831,764
Regis Resources Ltd. 151,033 756,376
7,886,453
Passenger Airlines 0 .8%
Qantas Airways Ltd. 483,976 3,338,915
Software 0 .1%
Bravura Solutions Ltd. (a) 331,000 564,052
16,208,257
BELGIUM 0 .1%
Diversified Telecommunication Services 0 .1%
Proximus SADP (a) 67,606 562,052
BRAZIL 1 .3%
Electric Utilities 0 .4%
CPFL Energia SA 177,800 1,726,334
Oil, Gas & Consumable Fuels 0 .7%
Petroleo Brasileiro SA (Preference) 547,100 3,088,027
Water Utilities 0 .2%
Cia De Sanena Do Parana 110,100 805,496
5,619,857
CANADA 8 .2%
Automobile Components 1 .2%
Magna International, Inc. (a) 102,082 5,441,944
Banks 0 .5%
Toronto-Dominion Bank (The) (a) 23,646 2,228,587
Broadline Retail 0 .3%
Dollarama, Inc. (a) 9,834 1,469,780
Consumer Staples Distribution & Retail 1 .5%
Loblaw Cos. Ltd. 138,326 6,253,418
Diversified Telecommunication Services 0 .2%
Quebecor, Inc., Class B (a) 18,504 696,992
Insurance 0 .3%
Fairfax Financial Holdings Ltd. 501 954,837
iA Financial Corp., Inc. 3,724 482,488
1,437,325
IT Services 0 .7%
Shopify, Inc., Class A * 19,967 3,214,970
Metals & Mining 1 .8%
Agnico Eagle Mines Ltd. 10,222 1,733,469
Barrick Mining Corp. (a) 77,544 3,377,913
Kinross Gold Corp. 65,907 1,856,372
Torex Gold Resources, Inc. (a) 11,474 547,890
7,515,644
Common Stocks
Shares Value ($)
CANADA
Oil, Gas & Consumable Fuels 1 .1%
Cameco Corp. 5,758 527,242
Canadian Natural Resources Ltd.
(a) 62,061 2,102,084
Suncor Energy, Inc. 54,395 2,414,297
5,043,623
Software 0 .6%
Constellation Software, Inc. 1,091 2,624,187
35,926,470
CHINA 8 .5%
Banks 1 .0%
BOC Hong Kong Holdings Ltd. 96,000 485,391
China Construction Bank Corp.,
Class H 508,000 500,652
China Everbright Bank Co. Ltd.,
Class H (a) 2,420,000 1,130,862
Chongqing Rural Commercial
Bank Co. Ltd., Class H 1,556,000 1,228,483
Postal Savings Bank of China Co.
Ltd., Class H Reg. S (b) 1,264,000 862,705
4,208,093
Broadline Retail 1 .7%
Alibaba Group Holding Ltd. 229,400 4,198,340
Alibaba Group Holding Ltd., ADR
(a) 6,499 952,623
JD.com, Inc., Class A 71,307 1,022,936
PDD Holdings, Inc., ADR *(a) 9,665 1,095,914
7,269,813
Capital Markets 0 .1%
CITIC Securities Co. Ltd., Class H 131,000 459,332
Electrical Equipment 0 .1%
Contemporary Amperex
Technology Co. Ltd., Class H (a) 9,500 615,715
Entertainment 0 .5%
NetEase, Inc. 46,700 1,285,141
Tencent Music Entertainment
Group, ADR 47,028 824,401
2,109,542
Food Products 0 .2%
Uni-President China Holdings Ltd. 1,050,000 1,096,856
Hotels, Restaurants & Leisure 0 .2%
H World Group Ltd., ADR (a) 10,697 503,294
Trip.com Group Ltd. 7,300 523,656
1,026,950
Household Durables 0 .6%
Midea Group Co. Ltd., Class H 223,700 2,436,857
Industrial Conglomerates 0 .1%
CITIC Ltd. 417,000 644,428
Insurance 1 .6%
China Pacific Insurance Group Co.
Ltd., Class H 109,200 491,813
New China Life Insurance Co. Ltd.,
Class H 85,100 591,272
People's Insurance Co. Group of
China Ltd. (The), Class H 3,091,000 2,671,609
Ping An Insurance Group Co. of
China Ltd., Class H 404,500 3,402,589
7,157,283

10 - Statement of Investments - December 31, 2025 - NVIT International Equity Fund
Common Stocks
Shares Value ($)
CHINA
Interactive Media & Services 1 .8%
Kuaishou Technology Reg. S (b) 142,300 1,159,814
Tencent Holdings Ltd. 85,800 6,574,616
7,734,430
Oil, Gas & Consumable Fuels 0 .1%
PetroChina Co. Ltd., Class H 518,000 556,536
Professional Services 0 .2%
Kanzhun Ltd., ADR 38,839 791,539
Specialty Retail 0 .1%
Pop Mart International Group Ltd.
Reg. S (b) 25,400 609,495
Technology Hardware, Storage & Peripherals 0 .2%
Xiaomi Corp., Class B Reg. S *(b) 154,200 778,257
37,495,126
DENMARK 0 .4%
Pharmaceuticals 0 .4%
Novo Nordisk A/S, Class B 38,130 1,943,593
FRANCE 6 .4%
Aerospace & Defense 0 .2%
Thales SA 3,139 847,845
Banks 2 .7%
BNP Paribas SA 90,406 8,554,722
Societe Generale SA 47,891 3,858,475
12,413,197
Construction & Engineering 1 .2%
Vinci SA 36,360 5,105,936
Consumer Staples Distribution & Retail 0 .1%
Carrefour SA 27,070 451,539
Diversified REITs 0 .1%
Covivio SA 7,815 519,372
Energy Equipment & Services 0 .3%
Technip Energies NV 17,666 671,014
Viridien * 3,909 452,169
1,123,183
Gas Utilities 0 .1%
Rubis SCA 13,296 501,344
Oil, Gas & Consumable Fuels 1 .1%
Gaztransport Et Technigaz SA 5,937 1,089,215
TotalEnergies SE 57,966 3,778,100
4,867,315
Personal Care Products 0 .6%
L'Oreal SA 5,763 2,475,400
28,305,131
GERMANY 4 .8%
Aerospace & Defense 0 .1%
Rheinmetall AG 227 416,250
Automobiles 0 .9%
Mercedes-Benz Group AG 30,455 2,149,177
Volkswagen AG (Preference) 14,741 1,792,853
3,942,030
Capital Markets 1 .4%
Deutsche Bank AG (Registered) 151,475 5,891,566
Electrical Equipment 0 .3%
Siemens Energy AG * 8,194 1,158,039
Common Stocks
Shares Value ($)
GERMANY
Hotels, Restaurants & Leisure 0 .5%
TUI AG * 202,132 2,133,119
Insurance 0 .2%
Allianz SE (Registered) 2,197 1,007,694
IT Services 0 .2%
IONOS Group SE * 29,156 916,597
Machinery 1 .1%
GEA Group AG 74,088 5,030,087
Oil, Gas & Consumable Fuels 0 .1%
Friedrich Vorwerk Group SE (a) 6,164 591,091
21,086,473
HONG KONG 2 .1%
Food Products 1 .2%
WH Group Ltd. Reg. S (b) 4,732,000 5,268,261
Insurance 0 .9%
AIA Group Ltd. 53,800 552,606
Prudential plc 231,268 3,568,291
4,120,897
9,389,158
HUNGARY 0 .2%
Banks 0 .2%
OTP Bank Nyrt. 9,008 965,171
INDIA 4 .8%
Automobiles 0 .1%
Tata Motors Passenger Vehicles
Ltd. 153,152 625,288
Banks 1 .9%
Canara Bank 886,379 1,527,817
HDFC Bank Ltd. 50,228 555,022
Indian Bank 133,376 1,242,426
South Indian Bank Ltd. (The) 3,052,617 1,301,656
State Bank of India 208,997 2,284,018
Union Bank of India Ltd. 489,612 837,696
7,748,635
Diversified Telecommunication Services 0 .3%
Indus Towers Ltd. * 326,542 1,521,959
Financial Services 0 .3%
LIC Housing Finance Ltd. 86,030 516,499
Power Finance Corp. Ltd. 222,318 881,589
1,398,088
Insurance 0 .2%
Life Insurance Corp. of India 104,023 989,432
IT Services 1 .1%
HCL Technologies Ltd. 139,558 2,520,763
Infosys Ltd. 132,296 2,365,961
4,886,724
Machinery 0 .0%
†
Tata Motors Ltd. * 23,071 106,654
Metals & Mining 0 .3%
Vedanta Ltd. 214,969 1,445,751
Oil, Gas & Consumable Fuels 0 .1%
Reliance Industries Ltd. 24,214 422,645
Pharmaceuticals 0 .3%
Sun Pharmaceutical Industries Ltd. 59,757 1,146,669

NVIT International Equity Fund - December 31, 2025 - Statement of Investments - 11
Common Stocks
Shares Value ($)
INDIA
Real Estate Management & Development 0 .2%
Oberoi Realty Ltd. 42,185 783,882
21,075,727
INDONESIA 0 .5%
Food Products 0 .3%
Indofood Sukses Makmur Tbk. PT 1,132,900 460,276
Japfa Comfeed Indonesia Tbk. PT 6,468,100 1,016,086
1,476,362
Media 0 .2%
Solusi Sinergi Digital Tbk. PT 3,480,000 678,105
2,154,467
IRELAND 0 .5%
Banks 0 .2%
AIB Group plc 91,013 977,997
Trading Companies & Distributors 0 .3%
AerCap Holdings NV 8,763 1,259,769
2,237,766
ISRAEL 0 .3%
IT Services 0 .2%
Wix.com Ltd. *(a) 7,341 762,656
Software 0 .1%
Nice Ltd., ADR *(a) 4,490 507,550
1,270,206
ITALY 2 .9%
Aerospace & Defense 0 .6%
Leonardo SpA 45,085 2,582,725
Automobiles 0 .5%
Ferrari NV 6,269 2,334,164
Banks 1 .2%
Intesa Sanpaolo SpA 272,894 1,890,036
UniCredit SpA 38,032 3,157,255
5,047,291
Diversified Telecommunication Services 0 .2%
Telecom Italia SpA * 1,307,684 784,451
Financial Services 0 .2%
Nexi SpA Reg. S (a)(b) 204,571 1,009,288
Leisure Products 0 .2%
Technogym SpA Reg. S (b) 49,277 930,266
12,688,185
JAPAN 13 .0%
Automobile Components 1 .0%
Denso Corp. 311,100 4,291,435
Automobiles 0 .3%
Suzuki Motor Corp. 39,400 585,167
Toyota Motor Corp. 43,000 919,848
1,505,015
Banks 1 .2%
Hachijuni Bank Ltd. (The) (a) 78,700 849,930
Japan Post Bank Co. Ltd. 47,200 663,821
Mizuho Financial Group, Inc. 24,500 889,637
Sumitomo Mitsui Financial Group,
Inc. 88,100 2,835,353
5,238,741
Chemicals 1 .2%
Asahi Kasei Corp. 401,600 3,564,112
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Nissan Chemical Corp. (a) 23,500 805,319
Sumitomo Chemical Co. Ltd. 245,200 697,963
5,067,394
Construction & Engineering 0 .4%
Chiyoda Corp. * 182,400 856,772
Sanki Engineering Co. Ltd. (a) 30,500 1,118,998
1,975,770
Consumer Finance 0 .2%
Credit Saison Co. Ltd. 24,600 661,034
Diversified Telecommunication Services 0 .6%
NTT, Inc. 2,426,900 2,448,496
Electrical Equipment 1 .3%
Mitsubishi Electric Corp. 208,300 6,110,788
Financial Services 0 .4%
ORIX Corp. 54,600 1,587,321
Ground Transportation 0 .2%
Central Japan Railway Co. 26,600 737,400
Household Durables 0 .8%
Sony Group Corp. 145,100 3,708,779
Insurance 1 .6%
Dai-ichi Life Holdings, Inc. 68,600 569,533
Japan Post Holdings Co. Ltd. 504,300 5,303,132
MS&AD Insurance Group
Holdings, Inc. 29,100 685,222
T&D Holdings, Inc. 37,300 859,537
7,417,424
Leisure Products 0 .6%
Bandai Namco Holdings, Inc. 79,300 2,113,606
Sankyo Co. Ltd. 30,400 493,453
2,607,059
Machinery 0 .2%
Glory Ltd. 29,000 733,836
Passenger Airlines 0 .6%
Japan Airlines Co. Ltd. 145,000 2,699,005
Personal Care Products 0 .2%
Kao Corp. (a) 17,600 704,279
Pharmaceuticals 0 .3%
Chugai Pharmaceutical Co. Ltd. 23,100 1,214,321
Professional Services 0 .5%
Recruit Holdings Co. Ltd. 40,100 2,287,587
Real Estate Management & Development 0 .5%
Daito Trust Construction Co. Ltd. 33,700 642,710
Daiwa House Industry Co. Ltd. 15,600 518,070
Mitsui Fudosan Co. Ltd. 78,900 897,676
2,058,456
Semiconductors & Semiconductor Equipment 0 .5%
Advantest Corp. 5,900 744,840
Tokyo Electron Ltd. 5,700 1,251,820
1,996,660
Wireless Telecommunication Services 0 .4%
KDDI Corp. 76,400 1,321,595
SoftBank Corp. 377,500 518,254
1,839,849
56,890,649

12 - Statement of Investments - December 31, 2025 - NVIT International Equity Fund
Common Stocks
Shares Value ($)
MALAYSIA 0 .4%
Consumer Staples Distribution & Retail 0 .2%
99 Speed Mart Retail Holdings
Bhd. 713,600 670,143
Electric Utilities 0 .2%
Tenaga Nasional Bhd. 336,800 1,139,653
1,809,796
MEXICO 0 .2%
Construction Materials 0 .2%
Cemex SAB de CV, ADR 69,686 800,692
NETHERLANDS 3 .1%
Consumer Staples Distribution & Retail 0 .8%
Koninklijke Ahold Delhaize NV 85,188 3,493,797
Financial Services 0 .5%
EXOR NV 28,380 2,405,173
Professional Services 0 .5%
Wolters Kluwer NV 22,678 2,354,575
Semiconductors & Semiconductor Equipment 1 .3%
ASML Holding NV 5,046 5,393,750
13,647,295
PHILIPPINES 0 .4%
Transportation Infrastructure 0 .4%
International Container Terminal
Services, Inc. 175,950 1,687,053
POLAND 0 .5%
Electric Utilities 0 .5%
PGE Polska Grupa Energetyczna
SA * 599,074 1,465,169
Tauron Polska Energia SA * 390,134 936,936
2,402,105
PORTUGAL 0 .4%
Banks 0 .3%
Banco Comercial Portugues SA,
Class R 1,089,049 1,141,211
Electric Utilities 0 .1%
EDP SA 97,001 445,859
1,587,070
SAUDI ARABIA 0 .5%
Electrical Equipment 0 .3%
Electrical Industries Co. 415,303 1,240,124
Wireless Telecommunication Services 0 .2%
Etihad Etisalat Co. 61,969 1,089,761
2,329,885
SINGAPORE 1 .2%
Banks 0 .5%
Oversea-Chinese Banking Corp.
Ltd. 34,700 533,025
United Overseas Bank Ltd. 57,300 1,560,476
2,093,501
Broadline Retail 0 .2%
Sea Ltd., ADR * 6,319 806,115
Capital Markets 0 .3%
Singapore Exchange Ltd. 89,900 1,181,296
Common Stocks
Shares Value ($)
SINGAPORE
Real Estate Management & Development 0 .2%
UOL Group Ltd. 148,900 1,011,218
5,092,130
SOUTH AFRICA 1 .1%
Financial Services 0 .1%
FirstRand Ltd. 102,455 560,455
Metals & Mining 1 .0%
Gold Fields Ltd., ADR 43,602 1,903,663
Harmony Gold Mining Co. Ltd.,
ADR 128,427 2,555,698
4,459,361
5,019,816
SOUTH KOREA 4 .3%
Banks 0 .7%
Hana Financial Group, Inc. 38,681 2,523,108
KB Financial Group, Inc. 6,044 522,492
3,045,600
Electric Utilities 0 .6%
Korea Electric Power Corp. * 78,607 2,554,923
Financial Services 0 .1%
Meritz Financial Group, Inc. 8,354 654,446
Oil, Gas & Consumable Fuels 0 .1%
HD Hyundai Co. Ltd. 3,700 480,220
Semiconductors & Semiconductor Equipment 1 .0%
SK hynix, Inc. 9,790 4,433,161
Technology Hardware, Storage & Peripherals 1 .8%
Samsung Electronics Co. Ltd. 94,857 7,905,789
19,074,139
SPAIN 1 .9%
Banks 1 .5%
Banco Bilbao Vizcaya Argentaria
SA 108,554 2,539,093
Banco Santander SA 320,380 3,759,610
6,298,703
Electric Utilities 0 .4%
Acciona SA (a) 8,858 1,924,824
8,223,527
SWEDEN 1 .6%
Building Products 0 .8%
Assa Abloy AB, Class B 84,425 3,273,113
Commercial Services & Supplies 0 .1%
Loomis AB, Class B 13,744 582,523
Communications Equipment 0 .3%
Telefonaktiebolaget LM Ericsson,
ADR (a) 140,337 1,354,252
Electronic Equipment, Instruments & Components 0 .0%
†
Intellego Technologies AB *∞(a) 10,355 0
Hotels, Restaurants & Leisure 0 .1%
Betsson AB, Class B 30,619 489,937
Metals & Mining 0 .3%
Boliden AB * 27,120 1,500,825
7,200,650

NVIT International Equity Fund - December 31, 2025 - Statement of Investments - 13
Common Stocks
Shares Value ($)
SWITZERLAND 2 .1%
Building Products 0 .4%
Belimo Holding AG (Registered) 1,841 1,792,609
Capital Markets 0 .3%
UBS Group AG (Registered) 25,175 1,163,766
Electrical Equipment 1 .4%
ABB Ltd. (Registered) 83,222 6,151,879
9,108,254
TAIWAN 6 .4%
Communications Equipment 0 .2%
Accton Technology Corp. 22,000 824,019
Electronic Equipment, Instruments & Components 1 .2%
Chunghwa Precision Test Tech Co.
Ltd. 6,000 431,278
Delta Electronics, Inc. 157,000 4,777,117
5,208,395
Financial Services 0 .1%
Yuanta Financial Holding Co. Ltd. 424,000 529,311
Semiconductors & Semiconductor Equipment 4 .8%
MediaTek, Inc. 103,000 4,667,092
Realtek Semiconductor Corp. 44,000 684,772
Taiwan Semiconductor
Manufacturing Co. Ltd. 315,000 15,388,815
20,740,679
Technology Hardware, Storage & Peripherals 0 .1%
Asia Vital Components Co. Ltd. 13,000 618,197
27,920,601
THAILAND 0 .5%
Banks 0 .1%
TMBThanachart Bank PCL 8,212,900 525,298
Electronic Equipment, Instruments & Components 0 .1%
Delta Electronics Thailand PCL 119,700 649,374
Food Products 0 .3%
Charoen Pokphand Foods PCL 1,317,900 911,875
2,086,547
UNITED ARAB EMIRATES 0 .6%
Energy Equipment & Services 0 .1%
ADNOC Drilling Co. PJSC 441,427 641,846
Real Estate Management & Development 0 .5%
Emaar Properties PJSC 494,612 1,892,359
2,534,205
UNITED KINGDOM 9 .4%
Aerospace & Defense 0 .7%
Rolls-Royce Holdings plc 204,485 3,178,339
Banks 3 .8%
Barclays plc 447,901 2,843,298
HSBC Holdings plc 171,189 2,683,866
NatWest Group plc 618,939 5,398,361
Standard Chartered plc 232,879 5,687,139
16,612,664
Broadline Retail 0 .2%
Next plc 3,976 731,523
Capital Markets 0 .1%
London Stock Exchange Group plc 4,378 527,175
Common Stocks
Shares Value ($)
UNITED KINGDOM
Insurance 0 .9%
Legal & General Group plc 1,148,757 4,033,690
Marine Transportation 0 .2%
Global Ship Lease, Inc., Class A 24,332 852,593
Media 0 .1%
4imprint Group plc 9,978 508,018
Passenger Airlines 0 .6%
International Consolidated Airlines
Group SA 471,207 2,612,687
Pharmaceuticals 1 .6%
AstraZeneca plc, ADR 78,162 7,185,433
Software 0 .4%
Sage Group plc (The) 115,895 1,687,625
Specialty Retail 0 .2%
Dunelm Group plc 57,410 869,846
Tobacco 0 .2%
Imperial Brands plc 20,386 857,063
Wireless Telecommunication Services 0 .4%
Vodafone Group plc 1,191,375 1,582,999
41,239,655
UNITED STATES 6 .4%
Biotechnology 0 .1%
BeOne Medicines Ltd., Class H * 18,000 418,276
Construction Materials 0 .2%
Titan SA 14,626 900,968
Entertainment 0 .2%
Spotify Technology SA * 1,495 868,161
Food Products 0 .4%
JBS NV, Class A * 33,028 476,264
Nestle SA (Registered) 13,981 1,389,619
1,865,883
Pharmaceuticals 5 .5%
GSK plc 311,353 7,651,669
Novartis AG (Registered) 81,512 11,259,921
Roche Holding AG 9,731 4,021,512
Sanofi SA 11,669 1,132,100
24,065,202
28,118,490
Total Common Stocks
(cost $373,063,540) 433,700,198
Warrants 0 .0%
†
Number of
Warrants
CANADA 0 .0%
†
Software 0 .0%
†
Constellation Software, Inc.,
expiring at an exercise price of
$0.00 on 03/31/40*^∞ 723 0
Total Warrants
(cost $0) 0

14 - Statement of Investments - December 31, 2025 - NVIT International Equity Fund
Repurchase Agreements 1 .1%
Principal
Amount ($) Value ($)
BNP Paribas Securities Corp.,
3.81%, dated 12/31/2025, due
1/2/2026, repurchase price
$2,000,423, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
7/31/2026 - 11/15/2054; total
market value $2,040,000.(c)
(d) 2,000,000 2,000,000
Cantor Fitzgerald & Co., 3.84%,
dated 12/31/2025, due
1/2/2026, repurchase price
$2,045,033, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%, maturing
3/1/2026 - 11/20/2075; total
market value $2,085,489.(c)
(d) 2,044,596 2,044,596
MetLife, Inc., 3.83%, dated
12/31/2025, due 1/2/2026,
repurchase price $1,000,213,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048; total
market value $1,020,517.(c)
(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $5,044,596) 5,044,596
Total Investments
(cost $378,108,136) — 99.8% 438,744,794
Other assets in excess of liabilities — 0.2% 809,653
NET ASSETS — 100.0%
$439,554,447
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $21,293,851, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $5,044,596 and by
$17,495,594 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.75%, and maturity dates ranging from 1/15/2026 -
8/15/2055, a total value of $22,540,190.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2025
was $10,618,086 which represents 2.42% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$5,044,596.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Putnam International Value Fund - December 31, 2025 - Statement of Investments - 15
Common Stocks 98.5%
Shares Value ($)
AUSTRALIA 8.1%
Banks 1.5%
ANZ Group Holdings Ltd. 182,874 4,425,074
Diversified REITs 0.6%
Mirvac Group 1,413,558 1,929,200
Diversified Telecommunication Services 1.2%
Telstra Group Ltd. 1,144,277 3,711,973
Insurance 1.8%
QBE Insurance Group Ltd. 419,693 5,560,009
Metals & Mining 1.5%
Glencore plc 844,123 4,591,806
Passenger Airlines 1.5%
Qantas Airways Ltd. 648,626 4,474,824
24,692,886
CANADA 1.7%
Oil, Gas & Consumable Fuels 1.7%
Cenovus Energy, Inc. 303,200 5,129,361
DENMARK 1.1%
Pharmaceuticals 1.1%
Novo Nordisk A/S, Class B 63,367 3,229,993
FRANCE 11.1%
Aerospace & Defense 2.4%
Airbus SE 17,592 4,080,522
Thales SA 12,179 3,289,553
7,370,075
Banks 3.0%
BNP Paribas SA 93,094 8,809,074
Building Products 1.3%
Cie de Saint-Gobain SA 39,670 4,027,022
Insurance 2.4%
AXA SA 153,141 7,365,285
Machinery 2.0%
Alstom SA * 209,529 6,202,651
33,774,107
GERMANY 9.2%
Air Freight & Logistics 1.1%
Deutsche Post AG 59,512 3,259,605
Chemicals 0.5%
LANXESS AG (a) 70,986 1,471,463
Diversified Telecommunication Services 1.5%
Deutsche Telekom AG
(Registered) 141,494 4,589,690
Industrial Conglomerates 1.7%
Siemens AG (Registered) 18,724 5,258,374
Insurance 1.9%
Muenchener Rueckversicherungs -
Gesellschaft AG in Muenchen
(Registered) 9,038 5,968,498
Multi-Utilities 1.3%
E.ON SE 205,937 3,903,928
Pharmaceuticals 1.2%
Bayer AG (Registered) 86,068 3,712,732
28,164,290
Common Stocks
Shares Value ($)
HONG KONG 1.4%
Insurance 1.4%
Prudential plc 274,768 4,239,463
IRELAND 3.0%
Banks 2.1%
AIB Group plc 604,969 6,500,805
Household Durables 0.9%
Cairn Homes plc 1,101,983 2,683,509
9,184,314
ITALY 1.9%
Electric Utilities 1.9%
Enel SpA 557,760 5,811,366
JAPAN 18.7%
Banks 6.6%
Mitsubishi UFJ Financial Group,
Inc. 629,200 9,991,887
Resona Holdings, Inc. 327,600 3,106,206
Sumitomo Mitsui Financial Group,
Inc. 222,800 7,170,453
20,268,546
Beverages 0.8%
Asahi Group Holdings Ltd. (a) 229,000 2,395,500
Broadline Retail 0.4%
Pan Pacific International Holdings
Corp. 215,000 1,281,235
Consumer Staples Distribution & Retail 0.9%
MatsukiyoCocokara & Co. (a) 159,400 2,767,223
Food Products 0.9%
Yamazaki Baking Co. Ltd. (a) 135,100 2,845,223
Health Care Equipment & Supplies 1.7%
Hoya Corp. 34,500 5,225,683
Household Durables 1.1%
Sony Group Corp. 133,100 3,402,057
Machinery 0.9%
MINEBEA MITSUMI, Inc. 134,400 2,699,259
Textiles, Apparel & Luxury Goods 1.3%
Asics Corp. 158,800 3,825,612
Trading Companies & Distributors 3.2%
ITOCHU Corp. 290,500 3,666,876
Mitsubishi Corp. 264,800 6,067,718
9,734,594
Wireless Telecommunication Services 0.9%
KDDI Corp. 154,600 2,674,327
57,119,259
NETHERLANDS 6.6%
Banks 3.9%
ING Groep NV 421,279 11,842,655
Biotechnology 0.8%
Argenx SE * 2,481 2,088,143
Argenx SE * 556 468,182
Food Products 0.1%
Magnum Ice Cream Co. NV (The)
* 16,719 267,529

16 - Statement of Investments - December 31, 2025 - NVIT Putnam International Value Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Insurance 1.8%
ASR Nederland NV 79,151 5,618,676
20,285,185
RUSSIA 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
LUKOIL PJSC *^∞ 10,847 0
SINGAPORE 0.9%
Semiconductors & Semiconductor Equipment 0.9%
STMicroelectronics NV 111,281 2,883,950
SOUTH AFRICA 0.7%
Metals & Mining 0.7%
Anglo American plc 39,259 1,617,839
Valterra Platinum Ltd. (a) 4,520 375,373
1,993,212
SPAIN 2.3%
Banks 2.3%
CaixaBank SA 576,151 7,036,094
SWITZERLAND 2.3%
Capital Markets 1.2%
Partners Group Holding AG (a) 2,957 3,632,407
Electrical Equipment 1.1%
ABB Ltd. (Registered) 45,780 3,384,116
7,016,523
UNITED KINGDOM 19.1%
Banks 7.6%
Barclays plc 1,730,385 10,984,572
HSBC Holdings plc 755,888 11,850,657
22,835,229
Beverages 1.5%
Coca-Cola Europacific Partners
plc 50,900 4,616,630
Capital Markets 0.9%
London Stock Exchange Group plc 22,563 2,716,912
Consumer Staples Distribution & Retail 1.5%
Tesco plc 779,374 4,640,299
Hotels, Restaurants & Leisure 0.7%
Compass Group plc 62,342 1,983,411
Industrial REITs 0.9%
Segro plc 290,772 2,812,816
Personal Care Products 1.6%
Unilever plc (a) 74,309 4,870,708
Pharmaceuticals 1.0%
AstraZeneca plc 17,175 3,163,496
Specialty Retail 0.5%
JD Sports Fashion plc 1,256,404 1,426,580
Tobacco 1.4%
Imperial Brands plc 100,002 4,204,260
Trading Companies & Distributors 0.6%
Ashtead Group plc 26,860 1,832,525
Wireless Telecommunication Services 0.9%
Vodafone Group plc 2,127,124 2,826,343
57,929,209
Common Stocks
Shares Value ($)
UNITED STATES 10.4%
Automobiles 0.5%
Stellantis NV 144,649 1,596,930
Construction Materials 2.5%
CRH plc 60,023 7,480,693
Oil, Gas & Consumable Fuels 4.5%
Shell plc 383,184 14,075,973
Pharmaceuticals 1.9%
Sanofi SA 58,447 5,670,395
Trading Companies & Distributors 1.0%
Ferguson Enterprises, Inc. 13,626 3,020,138
31,844,129
Total Common Stocks
(cost $228,525,080) 300,333,341
Short-Term Investments 0.2%
U.S. Treasury Obligations 0.2%
Financial Services 0.2%
U.S. Treasury Bills(b)
3.81%, 01/20/26 450,000 449,205
3.76%, 04/23/26 240,000 237,386
686,591
Total Short-Term Investment
(cost $686,344) 686,591
Repurchase Agreements 0.7%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co., 3.84%,
dated 12/31/2025, due
1/2/2026, repurchase price
$1,214,519, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%, maturing
3/1/2026 - 11/20/2075; total
market value $1,238,546.(c)
(d) 1,214,260 1,214,260
Citi Global Market, Inc., 3.81%,
dated 12/31/2025, due
1/2/2026, repurchase price
$1,000,212, collateralized by
U.S. Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
2/15/2028 - 10/31/2029; total
market value $1,020,000.(c)
(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $2,214,260) 2,214,260
Total Investments
(cost $231,425,684) — 99.4% 303,234,192
Other assets in excess of liabilities — 0.6% 1,827,296
NET ASSETS — 100.0%
$305,061,488

NVIT Putnam International Value Fund - December 31, 2025 - Statement of Investments - 17
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $10,264,158, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $2,214,260 and by
$8,604,811 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 1/15/2026 -
5/15/2055, a total value of $10,819,071.
(b) Security or a portion of the security was used to cover the margin requirement for Forward Foreign Currency contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$2,214,260.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

18 - Statement of Investments - December 31, 2025 - NVIT Putnam International Value Fund
Forward Foreign Currency Contracts outstanding as of December 31, 2025:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
AUD 591,900 USD 386,326 Goldman Sachs International 1/14/2026 8,705
AUD 2,440,000 USD 1,610,068 Goldman Sachs International 1/14/2026 18,378
AUD 4,427,600 USD 2,899,825 Morgan Stanley Co., Inc. 1/14/2026 55,136
AUD 1,500,200 USD 979,271 Toronto Dominion Bank 1/14/2026 21,956
AUD 1,186,500 USD 774,943 Westpac Banking Corp. 1/14/2026 16,922
CAD 135,700 USD 97,660 Goldman Sachs International 1/14/2026 1,249
CAD 192,500 USD 137,608 Morgan Stanley Co., Inc. 1/14/2026 2,701
CAD 429,000 USD 309,224 State Street Bank and Trust Co. 1/14/2026 3,465
ILS 9,408,200 USD 2,866,431 Morgan Stanley Co., Inc. 1/14/2026 87,706
NZD 827,300 USD 476,376 Westpac Banking Corp. 1/14/2026 121
CNH 3,864,500 USD 547,415 Goldman Sachs International
**
2/11/2026 7,849
CNH 5,641,200 USD 797,794 Morgan Stanley Co., Inc.
**
2/11/2026 12,751
KRW 2,001,028,900 USD 1,382,694 Morgan Stanley Co., Inc.
**
2/11/2026 8,269
SGD 1,839,800 USD 1,426,460 Goldman Sachs International 2/11/2026 8,421
SGD 132,600 USD 102,446 State Street Bank and Trust Co. 2/11/2026 970
SGD 5,182,400 USD 4,003,684 Westpac Banking Corp. 2/11/2026 38,131
USD 378,525 HKD 2,937,300 Goldman Sachs International 2/11/2026 610
USD 8,361,348 JPY 1,278,940,100 Goldman Sachs International 2/12/2026 168,670
USD 1,060,693 JPY 163,158,800 Morgan Stanley Co., Inc. 2/12/2026 15,525
USD 1,560,749 JPY 240,179,700 State Street Bank and Trust Co. 2/12/2026 22,197
USD 1,610,289 JPY 249,294,000 Toronto Dominion Bank 2/12/2026 13,353
USD 1,981,604 JPY 304,939,100 Westpac Banking Corp. 2/12/2026 28,215
CHF 2,011,200 USD 2,552,401 Morgan Stanley Co., Inc. 3/17/2026 5,937
GBP 1,600,300 USD 2,136,522 State Street Bank and Trust Co. 3/17/2026 20,214
GBP 1,001,000 USD 1,336,447 Westpac Banking Corp. 3/17/2026 12,608
NOK 23,237,900 USD 2,290,506 Morgan Stanley Co., Inc. 3/17/2026 14,310
SEK 24,372,600 USD 2,649,790 Goldman Sachs International 3/17/2026 7,455
SEK 56,003,800 USD 6,060,699 Morgan Stanley Co., Inc. 3/17/2026 45,167
SEK 4,036,000 USD 436,791 State Street Bank and Trust Co. 3/17/2026 3,238
SEK 8,386,200 USD 907,524 Toronto Dominion Bank 3/17/2026 6,789
USD 2,271,972 DKK 14,378,700 Morgan Stanley Co., Inc. 3/17/2026 222
USD 924,731 EUR 783,500 Goldman Sachs International 3/17/2026 895
USD 1,132,580 EUR 960,000 Morgan Stanley Co., Inc. 3/17/2026 629
Total unrealized appreciation 658,764
USD 940,636 AUD 1,441,300 Goldman Sachs International 1/14/2026 (21,282)
USD 974,879 AUD 1,476,800 Goldman Sachs International 1/14/2026 (10,731)
USD 366,989 AUD 564,900 Morgan Stanley Co., Inc. 1/14/2026 (10,023)
USD 4,120,267 AUD 6,305,400 State Street Bank and Trust Co. 1/14/2026 (87,929)
USD 962,278 AUD 1,469,100 Westpac Banking Corp. 1/14/2026 (18,193)
USD 5,426,043 CAD 7,581,500 Goldman Sachs International 1/14/2026 (99,949)
USD 102,661 CAD 143,600 Morgan Stanley Co., Inc. 1/14/2026 (2,006)
HKD 9,451,900 USD 1,218,197 Morgan Stanley Co., Inc. 2/11/2026 (2,107)
HKD 11,145,600 USD 1,436,418 State Street Bank and Trust Co. 2/11/2026 (2,416)
HKD 32,884,600 USD 4,237,952 Westpac Banking Corp. 2/11/2026 (6,990)
USD 1,259,855 CNH 8,865,000 Goldman Sachs International
**
2/11/2026 (13,896)
USD 641,389 KRW 927,865,000 Goldman Sachs International
**
2/11/2026 (3,593)
USD 743,668 KRW 1,076,012,700 Toronto Dominion Bank
**
2/11/2026 (4,295)
USD 321,836 SGD 416,600 Toronto Dominion Bank 2/11/2026 (3,076)
JPY 475,823,000 USD 3,078,257 Goldman Sachs International 2/12/2026 (30,214)
JPY 3,320,592,400 USD 21,626,514 Morgan Stanley Co., Inc. 2/12/2026 (355,349)
CHF 15,041,600 USD 19,151,271 Goldman Sachs International 3/17/2026 (17,676)
DKK 6,328,500 USD 1,001,577 Goldman Sachs International 3/17/2026 (1,711)
EUR 707,800 USD 835,979 Goldman Sachs International 3/17/2026 (1,401)
USD 220,054 CHF 173,400 State Street Bank and Trust Co. 3/17/2026 (518)
USD 903,778 CHF 712,200 Westpac Banking Corp. 3/17/2026 (2,172)
USD 1,457 CZK 30,100 Morgan Stanley Co., Inc. 3/17/2026 (9)
USD 313,052 EUR 265,500 Morgan Stanley Co., Inc. 3/17/2026 (3)
USD 4,260,995 EUR 3,613,800 State Street Bank and Trust Co. 3/17/2026 (92)
USD 1,965,814 EUR 1,667,200 Westpac Banking Corp. 3/17/2026 (7)
USD 18,341,803 GBP 13,654,700 Goldman Sachs International 3/17/2026 (60,740)
USD 14,526,061 GBP 10,878,900 Morgan Stanley Co., Inc. 3/17/2026 (135,516)

NVIT Putnam International Value Fund - December 31, 2025 - Statement of Investments - 19
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 465,574 NOK 4,723,600 State Street Bank and Trust Co. 3/17/2026 (2,929)
USD 565,628 SEK 5,226,600 Westpac Banking Corp. 3/17/2026 (4,207)
Total unrealized depreciation (899,030)
Net unrealized depreciation (240,266)
** Non-deliverable forward.
Currency:
AUD Australian dollar
CAD Canadian dollar
CNH Chinese Yuan Renminbi
CHF Swiss franc
CZK Czech koruna
DKK Danish krone
EUR Euro
GBP British pound
HKD Hong Kong dollar
ILS Israeli shekel
JPY Japanese yen
KRW South Korean won
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
SGD Singapore dollar
USD United States dollar
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - December 31, 2025 - NVIT Strategic Income Fund
Asset-Backed Securities 14.6%
Principal
Amount ($) Value ($)
Airlines 0.3%
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(a) 1,528,383 1,468,623
Automobiles 4.2%
Ally Bank Auto Credit-Linked
Notes, Series 2025-A, Class
E, 6.07%, 6/15/2033(a) 1,129,237 1,135,210
American Credit Acceptance
Receivables Trust, Series
2025-4, Class D, 5.25%,
9/12/2031(a) 380,000 382,086
Arivo Acceptance Auto Loan
Receivables Trust, Series
2024-1A, Class B, 6.87%,
6/17/2030(a) 870,000 888,838
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class C,
6.48%, 6/20/2030(a) 540,000 562,008
CPS Auto Receivables Trust,
Series 2024-B, Class E,
8.36%, 11/17/2031(a) 930,000 978,664
Exeter Automobile
Receivables Trust
Series 2024-4A, Class E,
7.65%, 2/17/2032(a) 1,480,000 1,548,150
Series 2025-5A, Class E,
7.15%, 6/15/2033(a) 1,870,000 1,875,863
GLS Auto Receivables Issuer
Trust
Series 2021-4A, Class E,
4.43%, 10/16/2028(a) 1,640,000 1,635,092
Series 2025-4A, Class E,
7.17%, 12/15/2032(a) 1,080,000 1,094,380
GLS Auto Select Receivables
Trust, Series 2024-
1A, Class D, 6.43%,
1/15/2031(a) 1,650,000 1,705,814
Kinetic Advantage Master
Owner Trust, Series
2025-1A, Class A, 6.18%,
10/15/2029(a)(b) 1,010,000 1,009,993
Merchants Fleet Funding LLC
Series 2025-1A, Class D,
5.76%, 1/20/2039(a) 1,460,000 1,464,357
Series 2025-1A, Class E,
8.48%, 1/20/2039(a) 1,400,000 1,403,493
Octane Receivables Trust,
Series 2023-2A, Class E,
10.50%, 6/20/2031(a) 2,165,000 2,350,426
Research-Driven Pagaya
Motor Asset Trust, Series
2025-3A, Class A2, 5.15%,
2/27/2034(a) 1,410,000 1,420,113
19,454,487
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases 0.1%
NMEF Funding LLC, Series
2025-B, Class E, 7.66%,
1/18/2033(a) 500,000 509,112
Financial Services 0.2%
Saluda Grade Alternative
Mortgage Trust, Series
2025-LOC4, Class A1A,
5.70%, 6/25/2055(a)(b) 1,074,053 1,075,762
Home Equity 3.3%
ACHM Trust, Series 2025-
HE3, Class A, 5.20%,
11/25/2055(a)(b) 2,410,000 2,409,356
Angel Oak Mortgage Trust
Series 2025-HB2, Class A1,
5.47%, 12/25/2055(a)(b) 888,685 892,576
Series 2025-HB2, Class M2,
6.32%, 12/25/2055(a)(b) 2,140,000 2,148,399
BRAVO Residential Funding
Trust, Series 2025-
HE1, Class A1, 5.22%,
9/25/2072(a)(b) 1,770,701 1,769,428
FIGRE Trust
Series 2025-HE6, Class A,
5.04%, 9/25/2055(a)(b) 2,156,207 2,149,475
Series 2025-HE8, Class A,
5.21%, 11/25/2055(a)(b) 752,011 751,887
J.P. Morgan Mortgage Trust,
Series 2025-HE3, Class A1,
5.27%, 3/20/2056(a)(b) 1,545,656 1,546,123
Saluda Grade Alternative
Mortgage Trust, Series
2025-FIG6, Class M1,
5.48%, 1/25/2056(a)(b) 2,150,000 2,154,096
Vista Point Securitization
Trust, Series 2025-
CES3, Class A1, 5.30%,
11/25/2055(a)(c) 1,434,636 1,436,588
15,257,928
Other 6.5%
Arbor Realty Collateralized
Loan Obligation Ltd.
Series 2025-BTR1, Class
AS, 6.37%, 1/20/2041(a)(b) 2,300,000 2,316,242
Series 2025-BTR1, Class B,
6.92%, 1/20/2041(a)(b) 1,440,000 1,440,003
Arbor Realty Commercial Real
Estate Notes Ltd., Series
2022-FL1, Class A, 5.43%,
1/15/2037(a)(b) 533,206 533,206
AREIT, Series 2025-
CRE11, Class A, 5.55%,
7/25/2043(a)(b) 2,240,000 2,243,496
BHG Securitization Trust
Series 2022-C, Class E,
9.73%, 10/17/2035(a) 830,000 893,054
Series 2023-B, Class C,
8.15%, 12/17/2036(a) 2,270,000 2,361,856

NVIT Strategic Income Fund - December 31, 2025 - Statement of Investments - 21
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
BSPRT Issuer LLC, Series
2025-FL12, Class A, 5.12%,
1/17/2043(a)(b) 1,490,000 1,490,926
GreenSky Home Improvement
Issuer Trust, Series
2025-3A, Class E, 7.83%,
12/27/2060(a) 3,200,000 3,203,240
Lending Funding Trust, Series
2020-2A, Class D, 6.77%,
4/21/2031(a) 910,000 908,445
LMNT CRE LLC, Series
2025-FL3, Class AS, 5.63%,
7/21/2043(a)(b) 2,280,000 2,284,272
LMRE Trust, Series 2025-
SFR1, Class D, 5.35%,
12/17/2042(a) 1,660,000 1,626,906
LoanCore Issuer LLC, Series
2025-CRE9, Class A,
5.18%, 8/18/2042(a)(b) 1,110,000 1,110,345
LoanCore Issuer Ltd., Series
2022-CRE7, Class A,
5.49%, 1/17/2037(a)(b) 479,888 479,292
MF1, Series 2024-FL16, Class
A, 5.28%, 11/18/2039(a)(b) 1,185,000 1,186,480
Progress Residential Trust
Series 2021-SFR8, Class G,
4.01%, 10/17/2038(a) 2,100,000 2,070,766
Series 2021-SFR7, Class F,
3.83%, 8/17/2040(a) 1,710,000 1,621,218
Series 2021-SFR9, Class F,
4.05%, 11/17/2040(a) 780,000 755,075
RCKT Trust, Series 2025-
1A, Class D, 5.42%,
7/25/2034(a) 225,000 226,082
RCKTL, Series 2025-
2A, Class D, 5.25%,
11/27/2034(a) 1,120,000 1,119,592
Reach ABS Trust, Series
2025-1A, Class C, 5.99%,
8/16/2032(a) 1,000,000 1,017,895
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 975,453
29,863,844
Total Asset-Backed Securities
(cost $67,531,648)
67,629,756
Collateralized Mortgage Obligations 8.8%
A&D Mortgage Trust
Series 2023-NQM3, Class
B1, 8.10%, 7/25/2068(a)(b) 770,000 779,000
Series 2023-NQM4, Class
B1, 8.05%, 9/25/2068(a)(b) 930,000 942,951
Bellemeade Re Ltd., Series
2025-1, Class M1B, 6.37%,
10/25/2035(a)(b) 500,000 502,956
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
COLT Mortgage Loan Trust
Series 2023-3, Class B2,
7.80%, 9/25/2068(a)(b) 3,000,000 3,008,510
Series 2025-5, Class B1,
7.44%, 5/25/2070(a)(b) 470,000 479,588
Connecticut Avenue Securities
Trust
Series 2021-R01, Class
1B2, 9.87%, 10/25/2041(a)
(b) 1,500,000 1,548,613
Series 2025-R06, Class
1A1, 4.77%, 9/25/2045(a)(b) 2,155,866 2,157,330
Series 2025-R06, Class
1M1, 4.82%, 9/25/2045(a)
(b) 812,979 813,414
DataBank Issuer, Series
2024-1A, Class A2, 5.30%,
1/26/2054(a) 290,000 289,161
FARM Mortgage Trust, Series
2021-1, Class B, 3.23%,
7/25/2051(a)(b) 536,965 415,206
FHLMC REMICS
Series 4791, Class , IO,
3.00%, 5/15/2048 332,613 55,366
Series 4988, Class IL, IO,
3.00%, 6/25/2050 448,631 82,368
Series 5086, Class NI, IO,
2.50%, 3/25/2051 358,926 55,187
Series 5141, Class IJ, IO,
2.50%, 4/25/2051 533,510 61,276
Series 5135, Class MI, IO,
2.50%, 8/25/2051 308,883 34,598
FHLMC STACR REMIC Trust
Series 2024-HQA2, Class
M1, 5.07%, 8/25/2044(a)(b) 1,411,784 1,412,906
Series 2025-DNA4, Class
A1, 4.77%, 10/25/2045(a)(b) 1,063,750 1,065,083
Series 2025-DNA4, Class
M1, 4.97%, 10/25/2045(a)
(b) 2,194,499 2,196,222
Series 2020-HQA5, Class
B2, 11.27%, 11/25/2050(a)
(b) 1,140,000 1,391,827
Series 2020-DNA6, Class
B2, 9.52%, 12/25/2050(a)(b) 2,115,000 2,434,960
FHLMC STACR Trust
Series 2018-HQA2, Class
B2, 14.99%, 10/25/2048(a)
(b) 2,800,000 3,472,132
Series 2019-DNA3, Class
B2, 12.14%, 7/25/2049(a)(b) 1,360,000 1,520,122
Flagstar Mortgage Trust,
Series 2021-4, Class AX1,
IO, 0.20%, 6/1/2051(a)(b) 74,448,579 942,943
FNMA REMICS
Series 2018-42, Class SB,
IO, 2.21%, 6/25/2048(b) 2,754,396 340,133
Series 2021-1, Class CI, IO,
3.00%, 11/25/2050 2,241,253 374,246
Series 2021-44, Class NI,
IO, 3.00%, 7/25/2051 568,072 108,590

22 - Statement of Investments - December 31, 2025 - NVIT Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2021-78, Class CI,
IO, 4.50%, 11/25/2051 558,444 127,608
Series 437, Class C11, IO,
3.00%, 7/25/2052 5,156,001 912,363
GCAT Trust, Series 2021-
CM1, Class M1, 3.28%,
4/25/2065(a)(b) 805,000 744,331
GNMA REMICS
Series 2020-34, Class , IO,
5.00%, 12/20/2039 2,697,187 521,103
Series 2021-213, Class EI,
IO, 2.50%, 1/20/2049 381,880 38,134
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 1,518,975 252,989
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 754,574 123,464
Series 2023-70, Class , IO,
4.00%, 6/20/2050 1,826,987 374,177
Series 2021-213, Class CI,
IO, 2.50%, 7/20/2050 436,184 57,334
Series 2021-42, Class KI,
IO, 2.50%, 3/20/2051 403,735 56,477
Series 2021-146, Class QI,
IO, 3.00%, 8/20/2051 622,684 100,885
Series 2021-182, Class TI,
IO, 3.50%, 10/20/2051 280,783 52,122
Series 2021-213, Class NI,
IO, 3.00%, 12/20/2051 557,878 69,448
Home RE Ltd., Series 2023-
1, Class M1B, 8.47%,
10/25/2033(a)(b) 443,806 455,020
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 23,620,548 314,049
Imperial Fund Mortgage Trust,
Series 2022-NQM5, Class
B1, 6.25%, 8/25/2067(a)(c) 990,000 987,503
J.P. Morgan Mortgage Trust
Series 2021-10, Class AX1,
IO, 0.11%, 12/25/2051(a)(b) 46,077,718 286,687
Series 2021-8, Class AX1,
IO, 0.11%, 12/25/2051(a)(b) 40,992,799 252,954
Morgan Stanley Residential
Mortgage Loan Trust, Series
2023-NQM1, Class B2,
7.36%, 9/25/2068(a)(b) 1,300,000 1,301,424
PFP Ltd., Series 2024-
11, Class A, 5.61%,
9/17/2039(a)(b) 302,834 303,590
Saluda Grade Alternative
Mortgage Trust, Series
2024-RTL5, Class A1,
7.76%, 4/25/2030(a)(c) 430,000 433,078
STACR Trust, Series 2018-
HRP2, Class B2, 14.49%,
2/25/2047(a)(b) 2,000,000 2,444,257
Towd Point Mortgage Trust,
Series 2022-SJ1, Class B1,
5.25%, 3/25/2062(a)(b) 1,829,000 1,796,121
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Verus Securitization Trust
Series 2023-3, Class B2,
7.71%, 3/25/2068(a)(b) 1,400,000 1,399,159
Series 2023-5, Class B2,
7.97%, 6/25/2068(a)(b) 340,000 341,009
Series 2023-INV3, Class
B2, 8.17%, 11/25/2068(a)(b) 580,000 582,605
Total Collateralized Mortgage Obligations
(cost $37,896,981)
40,812,579
Commercial Mortgage-Backed Securities 4.0%
Commercial Mortgage Trust,
Series 2015-CR26, Class D,
3.61%, 10/10/2048(b) 3,000,000 2,434,350
FHLMC Multifamily Structured
Credit Risk REMICS
Series 2021-MN1, Class
M2, 7.62%, 1/25/2051(a)(b) 1,275,000 1,315,877
Series 2021-MN3, Class
M2, 7.87%, 11/25/2051(a)
(b) 1,615,000 1,673,313
HTL Commercial Mortgage
Trust
Series 2024-T53, Class C,
7.09%, 5/10/2039(a)(b) 410,000 416,406
Series 2024-T53, Class D,
8.20%, 5/10/2039(a)(b) 990,000 1,012,277
JPMDB Commercial Mortgage
Securities Trust, Series
2016-C2, Class D, 3.36%,
6/15/2049(a)(b) 2,500,000 1,199,592
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
3.97%, 4/15/2048(a)(b) 2,000,000 1,130,220
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 2,884,981
Morgan Stanley Capital
I Trust, Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 715,000 550,720
Multifamily Connecticut
Avenue Securities Trust,
Series 2019-01, Class CE,
12.74%, 10/25/2049(a)(b) 2,136,000 2,183,847
SMRT, Series 2022-
MINI, Class E, 6.45%,
1/15/2039(a)(b) 720,000 716,409
Velocity Commercial Capital
Loan Trust, Series
2025-5, Class A, 5.32%,
12/25/2055(a)(b) 1,712,028 1,717,129
VRTX Trust
Series 2025-HQ, Class B,
5.49%, 8/5/2042(a)(b) 670,000 677,160
Series 2025-HQ, Class C,
5.92%, 8/5/2042(a)(b) 320,000 324,020

NVIT Strategic Income Fund - December 31, 2025 - Statement of Investments - 23
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2025-HQ, Class D,
6.60%, 8/5/2042(a)(b) 320,000 324,577
Total Commercial Mortgage-Backed
Securities
(cost $20,311,615) 18,560,878
Common Stocks 0.2%
Shares
Media 0.0%
†
Diamond Sports Group
LLC *^∞ 171 285
Passenger Airlines 0.2%
Grupo Aeromexico SAB de
CV *(d) 437,430 971,662
Wireless Telecommunication Services 0.0%
†
WOM Mobile SA *^∞ 579 8,685
Total Common Stocks
(cost $677,200)
980,632
Convertible Bond 0.1%
Principal
Amount ($)
Wireless Telecommunication Services 0.1%
WOM Chile Holdco SpA,
5.00%, 4/1/2032(a)(e)(f) 367,648 331,700
Total Convertible Bond
(cost $367,499)
331,700
Corporate Bonds 58.8%
Aerospace & Defense 0.9%
Boeing Co. (The) ,
6.86%, 5/1/2054(d) 2,120,000 2,381,054
7.01%, 5/1/2064 415,000 471,544
Czechoslovak Group A/S ,
5.25%, 1/10/2031(a) EUR 465,000 566,401
Goat Holdco LLC ,
6.75%, 2/1/2032(a)(d) 580,000 595,698
4,014,697
Automobiles 1.2%
Hyundai Capital America ,
5.68%, 6/26/2028(a) 950,000 980,577
6.50%, 1/16/2029(a) 690,000 730,458
4.50%, 9/18/2030(a)(d) 810,000 810,074
6.20%, 9/21/2030(a) 770,000 820,882
5.40%, 6/23/2032(a)(d) 760,000 787,878
Volkswagen Group of America
Finance LLC ,
5.80%, 3/27/2035(a)(d) 1,250,000 1,294,638
5,424,507
Banks 6.0%
BNP Paribas SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.85%),
6.88%, 12/15/2033(a)(e)(g) 1,290,000 1,295,537
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
BNP Paribas SA,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.13%),
7.45%, 6/27/2035(a)(d)(e)
(g) 1,530,000 1,600,866
CaixaBank SA ,
Reg. S, (EUR Swap Annual
5 Year + 3.86%), 3.63%,
9/14/2028(d)(e)(g) EUR 1,000,000 1,138,751
Citigroup, Inc. ,
Series GG, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.89%), 6.88%,
8/15/2030(d)(e)(g) 1,000,000 1,039,105
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.00%),
6.63%, 2/15/2031(e)(g) 3,545,000 3,602,684
Comerica Bank ,
(SOFR + 2.61%), 5.33%,
8/25/2033(e) 989,000 995,314
HSBC Holdings plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.64%),
6.95%, 8/27/2031(d)(e)(g) 1,205,000 1,250,775
(SOFR + 1.96%), 5.74%,
9/10/2036(e) 440,000 452,931
ING Groep NV ,
Series NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(e)(g) 2,208,000 1,981,798
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.75%),
8.13%, 11/10/2033(e)(g) 595,000 669,459
Nordea Bank Abp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.72%),
6.75%, 11/10/2033(a)(e)(g) 450,000 462,041
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.60%),
3.75%, 3/01/2029(a)(e)(g) 1,525,000 1,445,889
Santander Holdings USA, Inc. ,
(SOFR + 2.14%), 6.34%,
5/31/2035(d)(e) 1,900,000 2,037,361
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
6.10%, 4/13/2033(a)(e) 1,000,000 1,056,619

24 - Statement of Investments - December 31, 2025 - NVIT Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Societe Generale SA,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.20%),
6.22%, 6/15/2033(a)(e) 2,300,000 2,412,009
Truist Financial Corp. ,
(SOFR + 2.24%), 4.92%,
7/28/2033(d)(e) 4,763,000 4,790,252
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(d)(e) 1,760,000 1,789,347
28,020,738
Capital Markets 4.6%
Citadel Securities Global
Holdings LLC ,
5.50%, 6/18/2030(a) 2,090,000 2,144,878
6.20%, 6/18/2035(a)(d) 2,949,000 3,104,241
Deutsche Bank AG ,
(SOFR + 1.10%), 4.47%,
12/10/2031(e) 1,265,000 1,260,693
Jane Street Group ,
6.75%, 5/1/2033(a)(d) 3,632,000 3,791,068
Jefferies Financial Group, Inc. ,
6.20%, 4/14/2034(d) 3,465,000 3,656,948
Macquarie Bank Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
5.64%, 8/13/2036(a)(d)(e) 1,550,000 1,571,021
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(d)(e) 1,310,000 1,332,532
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(d)(e) 695,000 731,361
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(d)(e) 375,000 394,114
Northern Trust Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.05%),
5.12%, 11/19/2040(d)(e) 760,000 758,955
S&P Global, Inc. ,
4.80%, 12/4/2035(a) 485,000 483,505
UBS Group AG ,
(ICE IBA - USD SOFR ICE
Swap Rate 5 Year + 3.30%),
7.00%, 2/05/2035(a)(d)(e)
(g) 2,229,000 2,275,156
21,504,472
Chemicals 1.1%
Celanese US Holdings LLC ,
7.20%, 11/15/2033(c)(d) 3,790,000 4,003,817
7.38%, 2/15/2034(d) 1,110,000 1,127,727
5,131,544
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies 0.9%
Element Fleet Management
Corp. ,
5.04%, 3/25/2030(a)(d) 1,815,000 1,854,957
4.64%, 11/24/2030(a) 485,000 486,353
Garda World Security Corp. ,
8.38%, 11/15/2032(a)(d) 1,710,000 1,741,828
4,083,138
Construction & Engineering 0.0%
†
ASG Finance DAC ,
9.75%, 5/15/2029(a) 200,000 177,342
Consumer Finance 3.2%
Ally Financial, Inc. ,
(SOFR + 3.26%), 6.99%,
6/13/2029(d)(e) 1,040,000 1,098,326
(SOFR + 2.29%), 6.18%,
7/26/2035(d)(e) 1,050,000 1,088,219
Avolon Holdings Funding Ltd. ,
6.38%, 5/4/2028(a) 1,665,000 1,734,883
5.38%, 5/30/2030(a)(d) 545,000 559,501
4.70%, 1/30/2031(a) 610,000 606,073
Ford Motor Credit Co. LLC ,
6.05%, 11/5/2031(d) 3,582,000 3,669,117
General Motors Financial Co.,
Inc. ,
6.40%, 1/9/2033(d) 2,340,000 2,526,328
Global Aircraft Leasing Co.
Ltd. ,
8.75%, 9/1/2027(a)(d) 1,435,000 1,488,165
OneMain Finance Corp. ,
6.50%, 3/15/2033(d) 1,975,000 1,992,086
14,762,698
Containers & Packaging 0.3%
Ball Corp. ,
4.25%, 7/1/2032 EUR 1,190,000 1,431,157
Diversified REITs 0.6%
Uniti Group LP ,
6.00%, 1/15/2030(a) 3,200,000 2,976,120
Diversified Telecommunication Services 1.4%
Level 3 Financing, Inc. ,
6.88%, 6/30/2033(a) 2,591,000 2,651,313
Total Play Telecomunicaciones
SA de CV ,
11.13%, 12/31/2032(a) 3,777,250 3,623,516
Uniti Group LP ,
8.63%, 6/15/2032(a)(d) 295,000 290,587
6,565,416
Electric Utilities 1.0%
American Electric Power Co.,
Inc. ,
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.13%), 5.80%,
3/15/2056(e) 3,195,000 3,171,870

NVIT Strategic Income Fund - December 31, 2025 - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
American Electric Power Co.,
Inc.,
Series D, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 1.94%), 6.05%,
3/15/2056(e) 1,520,000 1,493,445
4,665,315
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd. ,
5.38%, 11/13/2035(d) 630,000 628,519
Energy Equipment & Services 1.0%
Borr IHC Ltd. ,
10.00%, 11/15/2028(a) 362,805 364,500
10.38%, 11/15/2030(a)(d) 1,528,631 1,519,273
Enerflex, Inc. ,
6.88%, 1/15/2031(a)(d) 695,000 710,597
Transocean International Ltd. ,
6.80%, 3/15/2038(d) 2,175,000 1,870,492
4,464,862
Financial Services 2.6%
Alamo Re Ltd. ,
Series A, (FHMMUSTF
+ 9.08%), 12.66%,
6/7/2026(a)(e) 700,000 721,000
Series A, (FHMMUSTF
+ 6.54%), 10.16%,
6/7/2027(a)(e) 500,000 525,150
Series B, (FHMMUSTF
+ 8.43%), 12.03%,
6/7/2027(a)(e) 250,000 265,725
Aquila Re I Ltd. ,
Series A-1, (BNMMDTSC +
5.34%), 8.97%, 6/8/2026(a)
(e) 450,000 456,300
Series C-1, (BNMMDTSC
+ 8.83%), 12.46%,
6/8/2026(a)(e) 450,000 462,600
Series A-1., (BRMMUSDF +
5.39%), 9.00%, 6/7/2027(a)
(e) 250,000 258,900
Atlas Capital DAC ,
Series A, (SOFR + 7.57%),
11.29%, 6/5/2026(a)(e) 450,000 464,535
Series 2024, (SOFR
+ 12.22%), 15.99%,
6/8/2027(a)(e) 250,000 277,125
Equitable America Global
Funding ,
4.30%, 12/15/2028(a)(d) 1,125,000 1,129,551
Freedom Mortgage Holdings
LLC ,
9.13%, 5/15/2031(a)(d) 1,010,000 1,084,798
8.38%, 4/1/2032(a) 125,000 131,583
High Point Re Ltd. ,
Series A, (BRMMUSDF +
5.64%), 9.27%, 1/6/2027(a)
(e) 250,000 254,050
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Hypatia Ltd. ,
Series A, (GSMMUSTI
+ 10.50%), 14.12%,
4/8/2026(a)(e) 450,000 461,070
Lightning Re ,
Series 2023-1, (GSMMUSTI
+ 11.00%), 14.62%,
3/31/2026(a)(e) 650,000 663,975
Locke Tavern Re Ltd. ,
Series A, (GSMMUSTI +
4.96%), 8.58%, 4/9/2026(a)
(e) 450,000 452,700
Long Point Re IV Ltd. ,
Series 2022, (BRMMUSDF
+ 4.25%), 7.86%,
6/1/2026(a)(e) 450,000 452,925
Mona Lisa Re Ltd. ,
Series B, (BRMMUSDF
+ 12.50%), 16.11%,
1/8/2026(a)(e) 450,000 450,450
Series B, (BRMMUSDF +
0.50%), 4.12%, 1/8/2030(a)
(e) 500,000 499,995
Series A, (BRMMUSDF +
0.50%), 4.12%, 1/8/2031(a)
(e) 750,000 749,994
PennyMac Financial Services,
Inc. ,
6.75%, 2/15/2034(a) 520,000 537,538
Skyline Re Ltd. ,
Series A, (1 Month Treasury
Bill Rate + 3.50%), 7.13%,
1/7/2030(a)(e) 500,000 499,993
Woodside Finance Ltd. ,
6.00%, 5/19/2035(d) 1,105,000 1,150,796
11,950,753
Food Products 1.3%
Darling Global Finance BV ,
4.50%, 7/15/2032(a) EUR 955,000 1,136,984
Grupo Nutresa SA ,
9.00%, 5/12/2035(a)(d) 3,015,000 3,403,051
Minerva Luxembourg SA ,
4.38%, 3/18/2031(a) 1,625,000 1,510,508
6,050,543
Gas Utilities 0.1%
Spire, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.33%),
6.45%, 6/1/2056(d)(e) 480,000 478,145
Health Care Equipment & Supplies 0.1%
Baxter International, Inc. ,
4.90%, 12/15/2030(d) 335,000 337,565
5.65%, 12/15/2035(d) 335,000 339,026
676,591

26 - Statement of Investments - December 31, 2025 - NVIT Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services 0.3%
US Acute Care Solutions LLC ,
9.75%, 5/15/2029(a)(d) 1,535,000 1,546,382
Hotels, Restaurants & Leisure 3.4%
Brightstar Lottery plc ,
5.75%, 1/15/2033(a)(d) 1,115,000 1,107,011
Carnival Corp. ,
5.75%, 1/15/2030(a) EUR 1,060,000 1,336,097
Cruise Yacht Upper HoldCo
Ltd. ,
11.88%, 7/5/2028 800,000 693,203
Darden Restaurants, Inc. ,
6.30%, 10/10/2033(d) 2,960,000 3,212,584
Hilton Domestic Operating
Co., Inc. ,
5.50%, 3/31/2034(a)(d) 640,000 644,395
McDonald's Corp. ,
5.00%, 2/13/2036 3,382,000 3,409,476
Melco Resorts Finance Ltd. ,
6.50%, 9/24/2033(a)(d) 255,000 255,653
Resorts World Las Vegas
LLC ,
8.45%, 7/27/2030(a)(d) 3,500,000 3,468,414
4.63%, 4/6/2031(a)(d) 400,000 330,625
Wynn Macau Ltd. ,
6.75%, 2/15/2034(a) 1,220,000 1,235,701
15,693,159
Independent Power and Renewable Electricity Producers
0.4%
Talen Energy Supply LLC ,
6.25%, 2/1/2034(a) 830,000 846,529
6.50%, 2/1/2036(a) 830,000 858,294
1,704,823
Insurance 12.5%
3264 re Ltd. ,
Series B, (GSMMUSTI +
0.50%), 0.00%, 1/8/2029(a)
(e) 250,000 250,275
Series A, (GSMMUSTI
+ 6.50%), 10.12%,
1/8/2029(a)(e) 500,000 500,110
Allianz SE ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.32%),
6.55%, 10/30/2033(a)(d)
(e)(g) 2,800,000 2,906,518
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.77%),
5.60%, 9/3/2054(a)(e) 2,000,000 2,047,250
Bayou Re Ltd. ,
Series B, (JMMMUSTF
+ 19.04%), 22.71%,
5/26/2026(a)(e) 250,000 267,500
Blue Ridge Re Ltd. ,
Series A, (FHMMUSTF +
5.25%), 8.83%, 1/8/2027(a)
(e) 250,000 255,175
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Blue Ridge Re Ltd.,
Series B, (FHMMUSTF
+ 7.99%), 11.59%,
1/8/2027(a)(e) 250,000 258,875
Series A, (FHMMUSTF +
3.50%), 7.13%, 1/8/2029(a)
(e) 250,000 249,750
Series B, (FHMMUSTF +
6.00%), 9.63%, 1/8/2029(a)
(e) 250,000 249,750
Series C, (FHMMUSTF
+ 8.00%), 11.58%,
1/8/2029(a)(e) 250,000 249,750
Bonanza RE Ltd. ,
Series A, (MSMMUSTF
+ 8.03%), 11.66%,
1/8/2026(a)(e) 450,000 450,000
Series C, (MSMMUSTF
+ 5.50%), 9.12%,
12/19/2027(a)(e) 250,000 255,500
Bridge Street Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 7.75%), 11.38%,
1/8/2029(a)(e) 1,500,000 1,498,686
Cape Lookout Re Ltd. ,
Series A, (FHMMUSTF
+ 7.20%), 10.78%,
4/28/2026(a)(e) 700,000 712,600
Citrus Re Ltd. ,
Series A, (BRMMUSDF
+ 6.59%), 10.20%,
6/7/2026(a)(e) 450,000 459,000
CNO Financial Group, Inc. ,
6.45%, 6/15/2034 2,191,000 2,317,950
Dai-ichi Life Insurance Co.
Ltd. (The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.52%),
6.20%, 1/16/2035(a)(d)(e)
(g) 3,560,000 3,718,772
Farmers Exchange Capital III ,
(CME Term SOFR 3
Month + 3.72%), 5.45%,
10/15/2054(a)(d)(e) 2,010,000 1,885,132
Farmers Insurance Exchange ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 3.86%),
7.00%, 10/15/2064(a)(e) 410,000 420,668
First Coast Re IV Ltd. ,
Series A, (JMMMUSTF
+ 9.94%), 13.60%,
4/7/2026(a)(e) 400,000 405,200
FloodSmart Re Ltd. ,
Series A, (FHMMUSTF
+ 17.15%), 20.75%,
3/11/2026(a)(e) 800,000 824,000
Series A, (FHMMUSTF
+ 14.36%), 17.94%,
3/12/2027(a)(e) 500,000 531,900

NVIT Strategic Income Fund - December 31, 2025 - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Foundation Re IV Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 3.50%), 7.13%,
1/7/2030(a)(e) 500,000 499,250
Four Lakes Re Ltd. ,
Series A, (BRMMUSDF
+ 6.81%), 10.42%,
1/7/2026(a)(e) 450,000 449,550
Series A, (BRMMUSDF +
5.80%), 9.41%, 1/7/2027(a)
(e) 250,000 254,725
Series A, (BRMMUSDF +
5.50%), 9.11%, 1/7/2028(a)
(e) 500,000 513,050
Series A, (BRMMUSDF +
3.25%), 6.86%, 1/8/2029(a)
(e) 250,000 249,750
Series B, (BRMMUSDF +
6.00%), 9.61%, 1/8/2029(a)
(e) 750,000 749,250
Fuchsia - London Bridge 2
PCC Ltd. ,
Series A, (FRMMUSTF +
3.25%), 6.88%, 4/6/2029(a)
(e) 250,000 249,750
Gateway Re Ltd. ,
Series A, (BRMMUSDF
+ 13.94%), 17.55%,
2/24/2026(a)(e) 450,000 457,650
Series AA, (BRMMUSDF +
5.90%), 9.51%, 7/8/2027(a)
(e) 250,000 257,550
Handshake Re Ltd. ,
Series A, (JMMMUSTF +
0.50%), 4.15%, 1/8/2030(a)
(e) 400,000 399,986
Hanwha Life Insurance Co.
Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.29%),
6.30%, 6/24/2055(a)(e) 610,000 633,424
Herbie Re Ltd. ,
Series A, (JMMMUSTF
+ 6.90%), 10.56%,
1/7/2028(a)(e) 250,000 254,475
Integrity Re Ltd. ,
Series B, (FHMMUSTF
+ 13.32%), 16.92%,
6/6/2026(a)(e) 500,000 526,500
Kendall Re Ltd. ,
Series A, (GSMMUSTI
+ 6.25%), 9.87%,
4/30/2027(a)(e) 250,000 261,150
Series B, (GSMMUSTI
+ 7.74%), 11.41%,
4/30/2027(a)(e) 250,000 260,950
Kilimanjaro II Re Ltd. ,
Series C-1, (GSMMUSTI +
4.00%), 7.62%, 7/9/2029(a)
(e) 250,000 257,300
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Kilimanjaro II Re Ltd.,
Series D-1, (GSMMUSTI
+ 6.50%), 10.12%,
7/9/2029(a)(e) 250,000 259,325
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 814,785
Lincoln National Corp. ,
5.35%, 11/15/2035(d) 295,000 297,609
Manulife Financial Corp. ,
4.99%, 12/11/2035 1,195,000 1,192,055
Marlon Ltd. ,
Series A, (JMMMUSTF
+ 7.31%), 10.97%,
6/7/2027(a)(e) 250,000 265,225
Mayflower Re Ltd. ,
Series A, (FHMMUSTF +
5.05%), 8.62%, 7/8/2026(a)
(e) 500,000 507,750
Series A, (FHMMUSTF +
4.93%, 1.56% Cap, 0.56%
Floor), 8.51%, 7/8/2027(a)
(e) 250,000 258,875
Meiji Yasuda Life Insurance
Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.91%),
6.10%, 6/11/2055(a)(d)(e) 5,340,000 5,540,042
Merna Reinsurance II Ltd. ,
Series A, (GSMMUSTI
+ 8.38%), 12.00%,
7/7/2026(a)(e) 400,000 415,400
Series B, (GSMMUSTI
+ 10.47%), 14.09%,
7/7/2026(a)(e) 450,000 469,800
Series A, (GSMMUSTI
+ 7.47%), 11.09%,
7/7/2027(a)(e) 250,000 264,550
Series C, (GSMMUSTI
+ 8.49%), 12.11%,
7/7/2027(a)(e) 250,000 259,425
Montoya Re Ltd. ,
Series A, (1 Month Treasury
Bill Rate + 5.25%), 8.88%,
4/9/2030(a)(e) 750,000 749,944
Mystic Re IV Ltd. ,
Series A, (BRMMUSDF
+ 8.93%), 12.54%,
1/8/2026(a)(e) 450,000 450,000
Series A, (GSMMUSTI
+ 12.00%), 15.62%,
1/8/2027(a)(e) 250,000 261,950
Nippon Life Insurance Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.19%),
6.50%, 4/30/2055(a)(e) 2,137,000 2,301,098
Palm RE Ltd. ,
Series A, (BNMMDTSC
+ 9.70%), 13.33%,
6/7/2027(a)(e) 250,000 264,150

28 - Statement of Investments - December 31, 2025 - NVIT Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Purple Re Ltd. ,
Series A, (CME Term
SOFR 1 Month + 13.01%),
16.74%, 4/24/2026(a)(e) 300,000 311,280
Series A, (JMMMUSTF
+ 9.13%), 13.05%,
6/7/2027(a)(e) 500,000 525,850
Residential Reinsurance 2004
Ltd. ,
Series 4, (JMMMUSTF
+ 5.38%), 9.04%,
12/6/2028(a)(e) 250,000 258,550
Series 3, (JMMMUSTF
+ 6.94%), 10.55%,
12/6/2028(a)(e) 250,000 256,900
Residential Reinsurance 2023
Ltd. ,
Series 5, (JMMMUSTF
+ 5.97%), 9.63%,
12/6/2027(a)(e) 250,000 262,450
Series 3, (JMMMUSTF
+ 8.70%), 12.36%,
12/6/2027(a)(e) 250,000 262,025
RGA Global Funding ,
5.00%, 8/25/2032(a)(d) 1,020,000 1,027,726
Sanders Re III Ltd. ,
Series A, (BRMMUSDF +
3.34%), 6.95%, 4/7/2026(a)
(e) 450,000 452,250
Series A, (BRMMUSDF
+ 7.72%), 11.33%,
6/5/2026(a)(e) 450,000 461,250
(BRMMUSDF + 5.47%),
9.08%, 4/7/2027(a)(e) 450,000 465,120
Series A, (BRMMUSDF +
5.56%), 9.17%, 4/7/2028(a)
(e) 250,000 262,575
Solomon Re Ltd. ,
Series A, (GSMMUSTI +
5.52%), 9.14%, 6/8/2026(a)
(e) 450,000 458,235
Sumitomo Life Insurance Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.65%),
5.88%, 9/10/2055(a)(e) 5,545,000 5,600,544
Titania RE Ltd. ,
Series A, (BRMMUSDF
+ 13.13%), 16.87%,
2/27/2026(a)(e) 450,000 457,650
Topanga Re Ltd. ,
Series A, (BRMMUSDF +
4.77%), 8.48%, 1/8/2026(a)
(e) 450,000 448,650
Series A, (JMMMUSTF +
4.75%), 8.41%, 1/7/2030(a)
(e) 500,000 499,500
Series B, (JMMMUSTF +
5.75%), 9.42%, 1/7/2030(a)
(e) 250,000 249,750
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Torrey Pines Re Ltd. ,
Series A, (JMMMUSTF +
5.31%), 8.97%, 6/5/2026(a)
(e) 450,000 453,195
Series A, (JMMMUSTF +
6.04%), 9.70%, 6/7/2027(a)
(e) 250,000 261,400
Turris RE Ltd. ,
Series A, (JMMMUSTF +
2.40%), 6.18%, 1/8/2029(a)
(e) 250,000 249,550
Ursa Re II Ltd. ,
Series FG, (3 Month
Treasury Bill Rate + 7.75%),
11.38%, 6/7/2028(a)(e) 250,000 249,625
Series E, (3 Month Treasury
Bill Rate + 5.00%), 8.63%,
12/7/2029(a)(e) 450,000 449,325
Vitality Re XIII Ltd. ,
Series A, (FHMMUSTF +
2.00%), 5.58%, 1/6/2026(a)
(e) 450,000 449,955
Series B, (FHMMUSTF +
2.75%), 6.33%, 1/6/2026(a)
(e) 250,000 249,975
Vitality Re XIV Ltd. ,
Series A, (FHMMUSTF +
3.50%), 7.08%, 1/5/2027(a)
(e) 500,000 509,850
Willis North America, Inc. ,
4.55%, 3/15/2031(d) 1,045,000 1,046,300
57,740,134
Interactive Media & Services 0.4%
Meta Platforms, Inc. ,
5.63%, 11/15/2055(d) 750,000 719,828
5.75%, 11/15/2065(d) 1,250,000 1,191,880
1,911,708
IT Services 0.5%
ION Platform Finance US,
Inc. ,
9.00%, 8/1/2029(a) 2,485,000 2,446,583
Leisure Products 0.1%
Mattel, Inc. ,
5.00%, 11/17/2030 250,000 251,734
Marine Transportation 0.4%
Danaos Corp. ,
6.88%, 10/15/2032(a)(d) 1,895,000 1,957,842
Media 0.2%
CSC Holdings LLC ,
11.75%, 1/31/2029(a) 1,465,000 1,088,418
Metals & Mining 1.7%
Commercial Metals Co. ,
5.75%, 11/15/2033(a) 465,000 475,477
6.00%, 12/15/2035(a)(d) 465,000 476,698
Corp. Nacional del Cobre de
Chile ,
6.78%, 1/13/2055(a)(d) 765,000 823,569

NVIT Strategic Income Fund - December 31, 2025 - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
First Quantum Minerals Ltd. ,
7.25%, 2/15/2034(a)(d) 450,000 473,087
Galileo Re Ltd. ,
Series B, (GSMMUSTI
+ 7.00%), 10.62%,
1/8/2026(a)(e) 250,000 249,750
Series A, (GSMMUSTI
+ 7.00%), 10.62%,
1/7/2028(a)(e) 250,000 262,125
Series A, (JMMMUSTF +
3.25%), 6.99%, 1/8/2030(a)
(e) 500,000 499,500
Series B, (JMMMUSTF +
5.00%), 8.74%, 1/8/2030(a)
(e) 500,000 499,500
Novelis Corp. ,
6.38%, 8/15/2033(a)(d) 4,066,000 4,121,993
7,881,699
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Starwood Property Trust, Inc. ,
5.25%, 10/15/2028(a) 2,365,000 2,382,198
5.75%, 1/15/2031(a) 330,000 333,547
2,715,745
Multi-Utilities 0.3%
Algonquin Power & Utilities
Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.25%),
4.75%, 1/18/2082(d)(e) 1,330,000 1,311,603
WEC Energy Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.91%),
5.63%, 5/15/2056(d)(e) 265,000 266,669
1,578,272
Office REITs 0.7%
COPT Defense Properties LP ,
4.50%, 10/15/2030 50,000 49,757
2.90%, 12/1/2033 3,150,000 2,687,489
Highwoods Realty LP ,
5.35%, 1/15/2033 280,000 279,790
3,017,036
Oil, Gas & Consumable Fuels 6.8%
Aker BP ASA ,
6.00%, 6/13/2033(a) 2,005,000 2,098,143
5.25%, 10/30/2035(a)(d) 2,483,000 2,425,743
APA Corp. ,
6.75%, 2/15/2055(d) 4,510,000 4,491,763
BP Capital Markets plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.92%),
6.13%, 3/18/2035(e)(g) 2,605,000 2,686,297
Columbia Pipelines Holding
Co. LLC ,
5.00%, 11/17/2032(a) 1,850,000 1,849,835
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Delek Logistics Partners LP ,
8.63%, 3/15/2029(a) 1,970,000 2,064,883
Enbridge, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.97%),
7.20%, 6/27/2054(d)(e) 185,000 195,895
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(d)(e) 185,000 195,829
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.43%),
8.50%, 1/15/2084(d)(e) 990,000 1,135,202
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(g) 620,000 634,851
Hilcorp Energy I LP ,
6.88%, 5/15/2034(a)(d) 1,930,000 1,808,431
7.25%, 2/15/2035(a)(d) 480,000 456,178
International Petroleum Corp. ,
Reg. S, 7.50%, 10/10/2030 3,190,000 3,223,429
MC Brazil Downstream
Trading SARL ,
7.25%, 6/30/2031(a) 796,522 698,519
Saudi Arabian Oil Co. ,
6.38%, 6/2/2055(a) 1,436,000 1,501,563
Summit Midstream Holdings
LLC ,
8.63%, 10/31/2029(a) 1,500,000 1,555,422
Venture Global Plaquemines
LNG LLC ,
6.13%, 12/15/2030(a) 1,040,000 1,059,078
6.50%, 1/15/2034(a)(d) 710,000 727,211
6.75%, 1/15/2036(a) 1,305,000 1,336,699
Wildfire Intermediate Holdings
LLC ,
7.50%, 10/15/2029(a) 1,385,000 1,398,051
31,543,022
Passenger Airlines 1.4%
ABRA Global Finance ,
0.00%, 10/22/2029(a)(f) 2,773,904 2,728,474
American Airlines, Inc. ,
5.75%, 4/20/2029(a)(d) 345,000 351,327
Avianca Midco 2 plc ,
9.63%, 2/14/2030(a) 1,464,000 1,468,977
Grupo Aeromexico SAB de
CV ,
8.25%, 11/15/2029(a) 575,000 587,253
8.63%, 11/15/2031(a) 1,235,000 1,260,849
6,396,880
Pharmaceuticals 1.1%
1261229 BC Ltd. ,
10.00%, 4/15/2032(a) 2,965,000 3,083,650

30 - Statement of Investments - December 31, 2025 - NVIT Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Teva Pharmaceutical Finance
Netherlands II BV ,
4.38%, 5/9/2030 EUR 1,598,000 1,926,982
Tricida, Inc. ,
3.50%, 5/15/2027^∞ 2,520,000 0
5,010,632
Real Estate Management & Development 0.1%
CBRE Services, Inc. ,
4.90%, 1/15/2033 300,000 301,441
Semiconductors & Semiconductor Equipment 0.7%
Foundry JV Holdco LLC ,
6.15%, 1/25/2032(a)(d) 1,350,000 1,430,579
6.10%, 1/25/2036(a) 1,608,000 1,681,062
3,111,641
Software 0.3%
Oracle Corp. ,
5.95%, 9/26/2055(d) 1,396,000 1,236,876
Tobacco 0.5%
Philip Morris International,
Inc. ,
4.63%, 10/29/2035(d) 2,352,000 2,300,917
Wireless Telecommunication Services 0.0%
†
WOM Mobile SA ,
11.00%, 4/1/2031(a)(e)(f) 199,303 189,449
Total Corporate Bonds
(cost $266,821,755)
272,630,950
Foreign Government Securities 2.2%
CHILE 0.2%
Republic of Chile ,
3.75%, 1/14/2032 EUR 680,000 811,074
IVORY COAST 0.5%
Republic of Cote d'Ivoire ,
4.88%, 1/30/2032(a) 2,092,000 2,385,006
KUWAIT 0.4%
State of Kuwait ,
4.65%, 10/9/2035(a) 2,110,000 2,107,086
MEXICO 1.1%
United Mexican States ,
5.13%, 5/4/2037 3,550,000 4,222,322
6.88%, 5/13/2037 820,000 874,940
5,097,262
Total Foreign Government Securities
(cost $9,493,667)
10,400,428
Loan Participations 1.7%
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
0.1%
Windstream Services LLC,
First Lien Term Loan, (CME
Term SOFR 1 Month +
4.00%), 7.72%, 10/6/2032
(e) 352,000 352,880
0
Electric Utilities 0.2%
Alpha Generation LLC, First
Lien Term Loan B, (CME
Term SOFR 1 Month +
2.00%), 5.72%, 9/30/2031
(e) 829,500 831,657
0
Health Care Providers & Services 0.1%
Sotera Health Holdings LLC,
First Lien Term Loan, (CME
Term SOFR 3 Month +
2.50%), 6.34%, 5/30/2031
(e) 497,727 499,907
0
Insurance 0.8%
River Rock Entertainment,
First Lien Term Loan, (CME
Term SOFR 3 Month +
9.00%), 10.00%, 6/25/2031
(e) 3,705,000 3,593,850
0
Media 0.1%
DIRECTV Financing LLC, First
Lien Term Loan B, (CME
Term SOFR 3 Month +
5.25%), 9.35%, 8/2/2029 (e) 383,338 384,185
0
Pharmaceuticals 0.4%
1261229 BC Ltd., First Lien
Term Loan, (CME Term
SOFR 1 Month + 6.25%),
9.97%, 10/8/2030 (e) 2,039,750 1,988,002
0
Professional Services 0.0%
†
Amentum Holdings, Inc., First
Lien Term Loan, (CME Term
SOFR 1 Month + 2.00%),
5.72%, 9/29/2031 (e) 258,176 258,578
0
Total Loan Participations
(cost $7,900,397) 7,909,059
Mortgage-Backed Securities 9.9%
FNMA/FHLMC UMBS,
15 Year, Single Family
Conventional Pool TBA
5.50%, 1/25/2041 7,000,000
7,176,174
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
4.00%, 1/25/2056 4,800,000 4,552,438
4.50%, 1/25/2056 7,000,000 6,832,995
5.00%, 1/25/2056 7,000,000 6,980,313
5.50%, 1/25/2056 11,000,000 11,153,808

NVIT Strategic Income Fund - December 31, 2025 - Statement of Investments - 31
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MB0260
6.00%, 3/20/2055 500,000 509,883
Pool# MB0309
6.00%, 4/20/2055 3,423,099 3,494,432
Pool# MB0367
6.00%, 5/20/2055 576,802 588,204
GNMA TBA
6.50%, 1/15/2056 4,400,000
4,548,156
Total Mortgage-Backed Securities
(cost $45,712,813)
45,836,403
Supranational 0.7%
African Development Bank,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.65%),
5.88%, 5/7/2035(e) 2,366,000 2,360,737
International Bank for
Reconstruction &
Development
(SOFR + 4.22%), 8.09%,
4/24/2028(a)(e) 250,000 256,475
(SOFR + 12.22%), 15.88%,
4/24/2028(a)(e) 250,000 267,300
(SOFR + 13.72%), 17.38%,
4/24/2028(a)(e) 250,000 268,950
Total Supranational
(cost $3,117,045)
3,153,462
Warrants 0.0%
†
Number of
Warrants
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026 * 35,000 18,871
Total Warrants
(cost $0)
18,871
Preferred Stocks 0.7%
Shares
Banks 0.5%
Bank of America Corp.,
5.00%, (d)(h) 18,557 385,243
JPMorgan Chase & Co.,
4.20%, 9/1/2026(h) 55,330 1,010,879
KeyCorp, 5.63%,
12/15/2025(d)(h) 17,737 377,089
US Bancorp, 3.75%,
1/15/2026(h) 11,215 171,926
Wells Fargo & Co., 4.25%,
9/15/2026(h) 22,892 406,791
2,351,928
Capital Markets 0.2%
Morgan Stanley, 4.25%,
1/15/2027(h) 44,473 784,504
Preferred Stocks
Shares Value ($)
Capital Markets
State Street Corp., + 0.00%),
5.35%, 3/15/2026(e)(h) 6,645 149,180
933,684
Consumer Finance 0.0%
†
Capital One Financial Corp.,
Preference, 4.38%,
9/1/2026(h) 10,375 173,677
Total Preferred Stocks
(cost $3,452,743)
3,459,289
Short-Term Investment 2.8%
Principal
Amount ($)
U.S. Treasury Obligation 2.8%
U.S. Treasury Bills, 3.83%,
1/15/2026(d) 13,000,000 12,983,385
Total Short-Term Investment
(cost $12,980,764)
12,983,385
Repurchase Agreements 12.2%
Bank of America NA
3.85%, dated 12/31/2025,
due 1/2/2026, repurchase
price $4,000,856,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 3.50%, maturing
5/1/2049 - 9/1/2050; total
market value $4,080,000.
(i)(j) 4,000,000 4,000,000
BNP Paribas Securities
Corp.
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $10,002,117,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
7/31/2026 - 11/15/2054;
total market value
$10,200,000. (i)(j) 10,000,000 10,000,000
Cantor Fitzgerald & Co.
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $4,260,243,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $4,344,522. (i)(j) 4,259,335 4,259,335

32 - Statement of Investments - December 31, 2025 - NVIT Strategic Income Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $3,500,747,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 3/1/2026
- 11/20/2075; total market
value $3,570,000. (i)(j) 3,500,000 3,500,000
CF Secured, LLC
3.84%, dated 12/31/2025,
due 1/2/2026, repurchase
price $4,000,853,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.13%
- 7.50%, maturing
3/31/2026 - 4/20/2071;
total market value
$4,080,871. (i)(j) 4,000,000 4,000,000
Citi Global Market, Inc.
3.81%, dated 12/31/2025,
due 1/2/2026, repurchase
price $1,000,212,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.38% - 4.25%, maturing
2/15/2028 - 10/31/2029;
total market value
$1,020,000. (i)(j) 1,000,000 1,000,000
Pershing LLC
3.72%, dated 12/31/2025,
due 1/2/2026, repurchase
price $30,006,200,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
2/15/2026 - 12/20/2075;
total market value
$30,600,001. (i)(j) 30,000,000 30,000,000
Total Repurchase Agreements
(cost $56,759,335)
56,759,335
Total Investments
(cost $533,023,462) — 116.7%
541,466,727
Liabilities in excess of other
assets — (16.7)% (77,582,089)
NET ASSETS — 100.0%
$ 463,884,638
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2025
was $306,408,787 which represents 66.05% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2025.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2025.
(d) The security or a portion of this security is on loan as of December 31, 2025. The total value of securities on
loan as of December 31, 2025 was $99,645,139, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $56,759,335 and by
$46,524,949 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 1/15/2026 -
11/15/2055, a total value of $103,284,284.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2025.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(g) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2025.
The maturity date reflects the next call date.
(h) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of December 31, 2025.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2025 was
$56,759,335.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.

NVIT Strategic Income Fund - December 31, 2025 - Statement of Investments - 33
BNMMDTSC Dreyfus Treasury Securities Cash
Management Fund Yield
BRMMUSDF BlackRock Money Market US Treasury Fund
Index
FHLMC Federal Home Loan Mortgage Corp.
FHMMUSTF Federated Hermes Money Market US Treasury
Fund Index
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GSMMUSTI Goldman Sachs Money Market US Treasury
Instrument Index
ICE Intercontinental Exchange
IO Interest only
JMMMUSTF JP Morgan Money Market US Treasury Fund
Index
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities
Centrally Cleared Credit default swap contracts outstanding - buy protection as of December 31, 2025
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Darden
Restaurants, Inc. 1.00 Quarterly 6/20/2029 0.31 USD 533,898 (8,311) (3,991) (12,302)
Markit CDX North
American High
Yield Index Series
45-V1 5.00 Quarterly 12/20/2030 3.16 USD 122,900,000 (8,634,526) (894,629) (9,529,155)
(8,642,837) (898,620) (9,541,457)
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
As of December 31, 2025, the Fund had $5,964,900 segregated as collateral for credit default swap contracts.

34 - Statement of Investments - December 31, 2025 - NVIT Strategic Income Fund
Forward Foreign Currency Contracts outstanding as of December 31, 2025:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 15,224,844 EUR 12,929,578
Morgan Stanley Co., Inc. 1/16/2026 21,955
Total unrealized appreciation 21,955
USD 771,812 MXN 14,036,553
Goldman Sachs International 3/27/2026 (1,425)
Total unrealized depreciation (1,425)
Net unrealized appreciation 20,530
Currency:
EUR Euro
MXN Mexican peso
USD United States dollar
Futures contracts outstanding as of December 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 217 3/2026 USD 45,307,226 (29,646)
Total long contracts (29,646)
Short Contracts
Euro-Bobl (11) 3/2026 EUR (1,501,624) 7,259
Euro-Bund (27) 3/2026 EUR (4,047,847) 35,366
U.S. Treasury 5 Year Note (741) 3/2026 USD (80,994,774) 286,562
U.S. Treasury 10 Year Note (48) 3/2026 USD (5,397,000) 35,887
U.S. Treasury 10 Year Ultra Note (696) 3/2026 USD (80,050,875) 513,401
U.S. Treasury Long Bond (76) 3/2026 USD (8,785,125) 89,240
U.S. Treasury Ultra Bond (133) 3/2026 USD (15,694,000) 251,245
Total short contracts 1,218,960
Net contracts 1,189,314
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

36 - Statements of Assets and Liabilities - December 31, 2025 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Fidelity
Institutional AM
®
Emerging Markets
Fund
Assets:
Investment securities, at value
*
$ 525,264,181
Repurchase agreements, at value —
Cash 1,488,496
Cash pledged for swap contracts —
Deposits with broker for futures contracts —
Foreign currencies, at value 80,771
Interest and dividends receivable 803,415
Security lending income receivable —
Receivable for investments sold —
Receivable for capital shares issued 509,750
Reclaims receivable 17,796
Receivable for variation margin on futures contracts —
Receivable for variation margin on centrally cleared swap contracts —
Unrealized appreciation on forward foreign currency contracts (Note 2) —
Receivable for reimbursement from investment adviser (Note 3) 18,512
Prepaid expenses —
Total Assets 528,182,921
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 641,490
Unrealized depreciation on forward foreign currency contracts (Note 2) —
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 381,373
Fund administration fees 25,897
Distribution fees 15,223
Administrative servicing fees 33,663
Accounting and transfer agent fees 469
Trustee fees 13
Deferred capital gain country tax 403,992
Custodian fees 22,951
Compliance program costs (Note 3) 179
Professional fees 39,515
Printing fees 20,162
Other 7,679
Total Liabilities 1,592,606
Commitments and contingencies (Note 3) —
Net Assets $ 526,590,315
* Includes value of securities on loan (Note 2) —
Cost of investment securities 474,386,303
Cost of repurchase agreements —
Cost of foreign currencies 78,280
Represented by:
Capital $ 612,487,568
Total distributable earnings (loss) (85,897,253)
Net Assets $ 526,590,315

International Funds - December 31, 2025 - Statements of Assets and Liabilities - 37
NVIT Fidelity
Institutional AM
®
Worldwide Fund
NVIT International
Equity Fund
NVIT Putnam
International Value
Fund
NVIT Strategic
Income Fund
$ 231,981,412 $ 433,700,198 $ 301,019,932 $ 484,707,392
7,138,660 5,044,596 2,214,260 56,759,335
880,033 3,828,561 2,874,943 4,397,123
— — — 5,964,900
— — — 5,118,696
74,709 246,700 — 57
119,585 471,764 104,843 4,535,076
5,052 5,380 2,614 11,122
303,628 2 — 89,797
236 546,433 29,859 329,180
1,949 1,678,320 2,087,314 —
— — — 278,327
— — — 235,642
— — 658,764 21,955
444 2,344 6,661 —
— 244 205 211
240,505,708 445,524,542 308,999,395 562,448,813
57,050 142,068 — 41,363,289
283,732 126,304 502,851 85,342
— — 899,030 1,425
7,138,660 5,044,596 2,214,260 56,759,335
93,817 249,763 187,909 219,669
14,201 21,824 24,971 25,295
29,137 47,148 42,753 —
46,040 44,527 8,771 40,349
391 416 566 2,230
80 41 1 14
— 197,601 — —
1,894 5,279 7,198 2,912
6 401 274 360
16,745 62,231 24,085 30,619
33 16,424 22,198 32,726
9 11,472 3,040 610
7,681,795 5,970,095 3,937,907 98,564,175
— — — —
$ 232,823,913 $ 439,554,447 $ 305,061,488 $ 463,884,638
9,495,224 21,293,851 10,264,158 99,645,139
225,360,454 373,063,540 229,211,424 476,264,127
7,138,660 5,044,596 2,214,260 56,759,335
74,506 245,753 — 56
$ 227,833,763 $ 365,800,535 $ 211,850,145 $ 468,971,268
4,990,150 73,753,912 93,211,343 (5,086,630)
$ 232,823,913 $ 439,554,447 $ 305,061,488 $ 463,884,638

38 - Statements of Assets and Liabilities - December 31, 2025 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Fidelity
Institutional AM
®
Emerging Markets
Fund
Net Assets:
Class I Shares $ 223,952,171
Class II Shares 51,099,847
Class D Shares 19,798,048
Class X Shares —
Class Y Shares 231,740,249
Class Z Shares —
Total $ 526,590,315
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 15,061,534
Class II Shares 3,497,106
Class D Shares 1,354,598
Class X Shares —
Class Y Shares 15,572,727
Class Z Shares —
Total 35,485,965
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 14 .87
Class II Shares $ 14 .61
Class D Shares $ 14 .62
Class X Shares $ —
Class Y Shares $ 14 .88
Class Z Shares $ —

International Funds - December 31, 2025 - Statements of Assets and Liabilities - 39
NVIT Fidelity
Institutional AM
®
Worldwide Fund
NVIT International
Equity Fund
NVIT Putnam
International Value
Fund
NVIT Strategic
Income Fund
$ 97,005,255 $ 213,297,229 $ 29,487,317 $ 463,884,638
135,818,658 226,257,218 — —
— — — —
— — 73,235,965 —
— — — —
— — 202,338,206 —
$ 232,823,913 $ 439,554,447 $ 305,061,488 $ 463,884,638
7,553,235 13,792,966 1,914,536 51,515,134
10,596,896 14,856,055 — —
— — — —
— — 4,790,205 —
— — — —
— — 13,294,008 —
18,150,131 28,649,021 19,998,749 51,515,134
$ 12 .84 $ 15 .46 $ 15 .40 $ 9 .00
$ 12 .82 $ 15 .23 $ — $ —
$ — $ — $ — $ —
$ — $ — $ 15 .29 $ —
$ — $ — $ — $ —
$ — $ — $ 15 .22 $ —

40 - Statements of Operations - For the Year Ended December 31, 2025 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Fidelity
Institutional AM
®
Emerging Markets
Fund
INVESTMENT INCOME:
Dividend income $ 5,893,149
Interest income 108,442
Income from securities lending (net of fees) (Note 2) 1,084
Foreign tax withholding (556,550)
European Union tax reclaims (Note 2) —
Total Income 5,446,125
EXPENSES:
Investment advisory fees 1,837,769
Fund administration fees 105,665
Distribution fees Class II Shares 169,170
Distribution fees Class D Shares 44,044
Distribution fees Class Z Shares —
Administrative servicing fees Class I Shares 122,284
Administrative servicing fees Class II Shares 105,502
Administrative servicing fees Class D Shares 43,090
Administrative servicing fees Class X Shares —
Administrative servicing fees Class Z Shares —
Professional fees 63,332
Printing fees 21,578
Trustee fees 9,694
Custodian fees 27,990
Accounting and transfer agent fees 10,293
Compliance program costs (Note 3) 674
European Union tax reclaims filing fees (Note 2) —
Other 1,750
Total expenses before fees waived and expenses reimbursed 2,562,835
Investment advisory fees waived (Note 3) (168,979)
Expenses reimbursed by adviser (Note 3) (123,186)
Net Expenses 2,270,670
NET INVESTMENT INCOME 3,175,455

International Funds - For the Year Ended December 31, 2025 - Statements of Operations - 41
NVIT Fidelity
Institutional AM
®
Worldwide Fund(a)
NVIT International
Equity Fund
NVIT Putnam
International Value
Fund
NVIT Strategic
Income Fund
$ 326,045 $ 5,253,843 $ 9,362,270 $ 12,843
23,574 93,876 190,187 22,488,349
6,048 29,875 19,777 88,315
(21,057) (592,752) (737,911) —
— 86,109 39,258 —
334,610 4,870,951 8,873,581 22,589,507
143,662 1,392,999 1,874,059 1,801,290
26,317 92,850 117,905 137,125
48,073 228,355 — —
— — — —
— — 411,390 —
27,974 142,854 41,616 477,626
45,366 136,463 — —
— — — —
— — 6,386 —
— — 16,457 —
62,666 53,922 64,551 65,597
7,989 836 12,812 —
2,714 7,993 10,200 13,085
3,091 5,675 28,371 13,975
432 11,763 10,958 14,583
13 793 1,107 1,339
— 4,112 9,920 —
245 1,081 2,102 2,558
368,542 2,079,696 2,607,834 2,527,178
— — — —
(75,204) (102,380) (73,032) —
293,338 1,977,316 2,534,802 2,527,178
41,272 2,893,635 6,338,779 20,062,329

42 - Statements of Operations - For the Year Ended December 31, 2025 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Fidelity
Institutional AM
®
Emerging Markets
Fund
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9)† 23,608,740
Expiration or closing of futures contracts (Note 2) —
Settlement of forward foreign currency contracts (Note 2) —
Foreign currency transactions (Note 2) (442,743)
TBA Sale Commitments (Note 2) —
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) 23,165,997
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 33,976,925
Futures contracts (Note 2) —
Forward foreign currency contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) 6,586
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation 33,983,511
Net realized/unrealized gains (losses) 57,149,508
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 60,324,963
† Net of capital gain country taxes $ (503,332)
†† Net of (increase) decrease in deferred capital gain country tax accrual on unrealized appreciation/
depreciation $ 686,786
(a) For the period from April 28, 2025 (commencement of operations) through December 31, 2025.
(b) Excludes unrealized appreciation of $2,891,875 from the merger (Note 10).

International Funds - For the Year Ended December 31, 2025 - Statements of Operations - 43
NVIT Fidelity
Institutional AM
®
Worldwide Fund(a)
NVIT International
Equity Fund
NVIT Putnam
International Value
Fund
NVIT Strategic
Income Fund
(1,215,722) 11,676,338 39,301,124 1,349,410
— — — (3,553,545)
— — 113,539 (1,630,516)
20,308 (95,628) 168,951 461,671
— — — (2,305)
— — — (4,564,124)
(1,195,414) 11,580,710 39,583,614 (7,939,409)
6,620,958 43,996,648 (b) 29,313,420 10,637,734
— — — 137,466
— — 456,743 (36,571)
108 152,073 235,414 36,366
— — — 52,975
6,621,066 44,148,721 30,005,577 10,827,970
5,425,652 55,729,431 69,589,191 2,888,561
$ 5,466,924 $ 58,623,066 $ 75,927,970 $ 22,950,890
$ — $ (88,779) $ — $ —
$ — $ (87,297) $ — $ —

The accompanying notes are an integral part of these financial statements.
44 - Statements of Changes in Net Assets - December 31, 2025 - International Funds
NVIT Fidelity Institutional AM
®
Emerging
Markets Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 3,175,455 $ 1,650,630
Net realized gains (losses) 23,165,997 5,314,843
Net change in unrealized appreciation/depreciation 33,983,511 1,995,490
Change in net assets resulting from operations 60,324,963 8,960,963
Distributions to Shareholders From:
Distributable earnings:
Class I (500,430) (646,192)
Class II (108,564) (1,064,970)
Class D (54,524) (236,673)
Class Y (49) (73)
Change in net assets from shareholder distributions (663,567) (1,947,908)
Change in net assets from capital transactions 325,478,380 (13,007,061)
Change in net assets 385,139,776 (5,994,006)
Net Assets:
Beginning of year 141,450,539 147,444,545
End of year $ 526,590,315 $ 141,450,539
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 168,150,253 $ 6,006,514
Proceeds from shares issued from merger (Note 10) — —
Dividends reinvested 500,430 646,192
Cost of shares redeemed (17,152,067) (8,617,765)
Total Class I Shares 151,498,616 (1,965,059)
Class II Shares
Proceeds from shares issued 6,468,203 9,078,766
Proceeds from shares issued from merger (Note 10) — —
Dividends reinvested 108,564 1,064,970
Cost of shares redeemed (52,238,542) (18,182,332)
Total Class II Shares (45,661,775) (8,038,596)
Class D Shares
Proceeds from shares issued 1,299,574 802,444
Dividends reinvested 54,524 236,673
Cost of shares redeemed (3,803,047) (4,042,596)
Total Class D Shares (2,448,949) (3,003,479)
Class Y Shares
Proceeds from shares issued 226,156,115 —
Dividends reinvested 49 73
Cost of shares redeemed (4,065,676) —
Total Class Y Shares 222,090,488 73
Change in net assets from capital transactions $ 325,478,380 $ (13,007,061)

International Funds - December 31, 2025 - Statements of Changes in Net Assets - 45
NVIT Fidelity
Institutional AM
®
Worldwide Fund NVIT International Equity Fund
Period Ended
December 31, 2025(a)
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 41,272 $ 2,893,635 $ 1,653,223
(1,195,414) 11,580,710 10,009,438
6,621,066 44,148,721 (1,856,620)
5,466,924 58,623,066 9,806,041
(195,134) (4,410,888) (1,488,616)
(299,678) (3,737,595) (1,052,654)
— — —
— — —
(494,812) (8,148,483) (2,541,270)
227,851,801 280,735,104 10,509,065
232,823,913 331,209,687 17,773,836
— 108,344,760 90,570,924
$ 232,823,913 $ 439,554,447 $ 108,344,760
$ 96,151,817 $ 91,920,535 $ 17,621,380
— 58,544,488 —
195,134 4,371,365 1,488,616
(1,072,074) (26,229,484) (12,539,746)
95,274,877 128,606,904 6,570,250
138,938,588 24,540,507 10,471,697
— 136,252,688 —
299,678 3,644,623 1,052,654
(6,661,342) (12,309,618) (7,585,536)
132,576,924 152,128,200 3,938,815
— — —
— — —
— — —
— — —
— — —
— — —
— — —
— — —
$ 227,851,801 $ 280,735,104 $ 10,509,065

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - December 31, 2025 - International Funds
NVIT Fidelity Institutional AM
®
Emerging
Markets Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued 11,962,687 539,596
Issued in merger (Note 10) — —
Reinvested 36,905 59,284
Redeemed (1,323,893) (788,341)
Total Class I Shares 10,675,699 (189,461)
Class II Shares
Issued 579,210 844,793
Issued in merger (Note 10) — —
Reinvested 8,138 99,530
Redeemed (4,174,622) (1,666,258)
Total Class II Shares (3,587,274) (721,935)
Class D Shares
Issued 101,690 73,803
Reinvested 4,087 22,078
Redeemed (315,578) (373,249)
Total Class D Shares (209,801) (277,368)
Class Y Shares
Issued 15,846,894 —
Reinvested 4 7
Redeemed (274,676) —
Total Class Y Shares 15,572,222 7
Total change in shares 22,450,846 (1,188,757)
(a) For the period from April 28, 2025 (commencement of operations) through December 31, 2025.

International Funds - December 31, 2025 - Statements of Changes in Net Assets - 47
NVIT Fidelity
Institutional AM
®
Worldwide Fund NVIT International Equity Fund
Period Ended
December 31, 2025(a)
Year Ended
December 31, 2025
Year Ended
December 31, 2024
7,621,633 6,385,626 1,492,500
— 3,967,659 —
15,401 303,962 124,986
(83,799) (1,883,875) (1,059,690)
7,553,235 8,773,372 557,796
11,112,227 1,799,811 894,443
— 9,381,045 —
23,690 257,903 89,777
(539,021) (905,042) (671,403)
10,596,896 10,533,717 312,817
— — —
— — —
— — —
— — —
— — —
— — —
— — —
— — —
18,150,131 19,307,089 870,613

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - December 31, 2025 - International Funds
NVIT Putnam International Value Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 6,338,779 $ 6,591,345
Net realized gains (losses) 39,583,614 7,007,833
Net change in unrealized appreciation/depreciation 30,005,577 (4,565,799)
Change in net assets resulting from operations 75,927,970 9,033,379
Distributions to Shareholders From:
Distributable earnings:
Class I (501,081) (1,561,883)
Class X (1,184,295) (3,327,131)
Class Z (3,078,031) (9,157,628)
Change in net assets from shareholder distributions (4,763,407) (14,046,642)
Change in net assets from capital transactions 10,694,890 (6,282,967)
Change in net assets 81,859,453 (11,296,230)
Net Assets:
Beginning of year 223,202,035 234,498,265
End of year $ 305,061,488 $ 223,202,035
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 780,340 $ 434,842
Dividends reinvested 501,081 1,561,883
Cost of shares redeemed (4,317,740) (4,096,720)
Total Class I Shares (3,036,319) (2,099,995)
Class X Shares
Proceeds from shares issued 13,516,770 18,694,542
Dividends reinvested 1,184,295 3,327,131
Cost of shares redeemed (13,257,221) (11,188,216)
Total Class X Shares 1,443,844 10,833,457
Class Z Shares
Proceeds from shares issued 76,731,471 11,287,308
Dividends reinvested 3,078,031 9,157,628
Cost of shares redeemed (67,522,137) (35,461,365)
Total Class Z Shares 12,287,365 (15,016,429)
Change in net assets from capital transactions $ 10,694,890 $ (6,282,967)

International Funds - December 31, 2025 - Statements of Changes in Net Assets - 49
NVIT Strategic Income Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 20,062,329 $ 18,037,742
(7,939,409) (7,472,075)
10,827,970 15,821,331
22,950,890 26,386,998
(14,409,735) (17,487,473)
— —
— —
(14,409,735) (17,487,473)
174,499,986 34,908,056
183,041,141 43,807,581
280,843,497 237,035,916
$ 463,884,638 $ 280,843,497
$ 197,766,111 $ 79,267,535
14,409,735 17,487,473
(37,675,860) (61,846,952)
174,499,986 34,908,056
— —
— —
— —
— —
— —
— —
— —
— —
$ 174,499,986 $ 34,908,056

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - December 31, 2025 - International Funds
NVIT Putnam International Value Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
SHARE TRANSACTIONS:
Class I Shares
Issued 56,172 35,598
Reinvested 34,274 128,922
Redeemed (314,336) (340,419)
Total Class I Shares (223,890) (175,899)
Class X Shares
Issued 967,961 1,485,838
Reinvested 81,619 276,938
Redeemed (966,692) (916,928)
Total Class X Shares 82,888 845,848
Class Z Shares
Issued 5,409,032 930,077
Reinvested 213,013 764,552
Redeemed (4,886,593) (2,975,980)
Total Class Z Shares 735,452 (1,281,351)
Total change in shares 594,450 (611,402)

International Funds - December 31, 2025 - Statements of Changes in Net Assets - 51
NVIT Strategic Income Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
21,696,171 9,032,421
1,602,552 2,028,709
(4,238,532) (6,966,944)
19,060,191 4,094,186
— —
— —
— —
— —
— —
— —
— —
— —
19,060,191 4,094,186

52 - Financial Highlights - December 31, 2025 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Fidelity Institutional AM
®
Emerging Markets Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2025 $ 10.99 $ 0.22 $ 3.74 $ 3.96 $ (0.08) $ — $ (0.08) $ 14.87 36.15% $ 223,952 1.06% 1.70% 1.23% 99.34%
12/31/2024 10.48 0.14 0.52 0.66 (0.15) — (0.15) 10.99 6.28% 48,188 1.17% 1.27% 1.25% 59.43%
12/31/2023 10.24 0.10 0.32 0.42 (0.18) — (0.18) 10.48 4.16% 47,941 1.11% 0.92% 1.20% 71.45%
12/31/2022 13.74 0.13 (3.53) (3.40) (0.10) — (0.10) 10.24 (24.75)% 47,205 1.08% 1.20% 1.17% 62.21%
12/31/2021 14.96 0.12 (1.20) (1.08) (0.14) — (0.14) 13.74 (7.28)% 60,015 1.10% 0.77% 1.18% 121.44%
Class II Shares
12/31/2025 10.78 0.17 3.68 3.85 (0.02) — (0.02) 14.61 35.78% 51,100 1.35% 1.42% 1.49% 99.34%
12/31/2024 10.31 0.11 0.51 0.62 (0.15) — (0.15) 10.78 6.00% 76,359 1.42% 1.04% 1.51% 59.43%
12/31/2023 10.08 0.07 0.31 0.38 (0.15) — (0.15) 10.31 3.86% 80,468 1.36% 0.66% 1.45% 71.45%
12/31/2022 13.52 0.10 (3.47) (3.37) (0.07) — (0.07) 10.08 (24.92)% 80,197 1.33% 0.95% 1.42% 62.21%
12/31/2021 14.76 0.07 (1.17) (1.10) (0.14) — (0.14) 13.52 (7.51)% 107,438 1.35% 0.47% 1.43% 121.44%
Class D Shares
12/31/2025 10.80 0.16 3.70 3.86 (0.04) — (0.04) 14.62 35.77% 19,798 1.43% 1.27% 1.58% 99.34%
12/31/2024 10.33 0.11 0.51 0.62 (0.15) — (0.15) 10.80 5.99% 16,898 1.45% 1.00% 1.54% 59.43%
12/31/2023 10.10 0.07 0.31 0.38 (0.15) — (0.15) 10.33 3.80% 19,031 1.39% 0.64% 1.48% 71.45%
12/31/2022 13.49 0.10 (3.47) (3.37) (0.02) — (0.02) 10.10 (24.99)% 19,013 1.39% 0.87% 1.48% 62.21%
12/31/2021 14.74 0.07 (1.18) (1.11) (0.14) — (0.14) 13.49 (7.59)% 28,779 1.44% 0.44% 1.52% 121.44%
Class Y Shares
12/31/2025 10.97 0.32 3.69 4.01 (0.10) — (0.10) 14.88 36.61%(g) 231,740 0.88% 2.23% 1.01% 99.34%
12/31/2024 10.45 0.16 0.51 0.67 (0.15) — (0.15) 10.97 6.40%(g) 6 1.02% 1.41% 1.08% 59.43%
12/31/2023 10.23 0.12 0.30 0.42 (0.20) — (0.20) 10.45 4.13%(g) 5 0.93% 1.19% 1.02% 71.45%
12/31/2022 13.75 0.15 (3.53) (3.38) (0.14) — (0.14) 10.23 (24.60)% 334,033 0.93% 1.36% 1.02% 62.21%
12/31/2021 14.95 0.14 (1.20) (1.06) (0.14) — (0.14) 13.75 (7.15)% 384,522 0.95% 0.92% 1.03% 121.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

International Funds - December 31, 2025 - Financial Highlights - 53
The accompanying notes are an integral part of these financial statements.
NVIT Fidelity Institutional AM
®
Worldwide Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2025(g) $ 10.00 $ 0.02 $ 2.85 $ 2.87 $ (0.01) $ (0.02) $ (0.03) $ 12.84 28.66% $ 97,005 0.78% 0.28% 0.78% 90.45%
Class II Shares
12/31/2025(g) 10.00 — 2.85 2.85 (0.01) (0.02) (0.03) 12.82 28.49% 135,819 1.04% 0.04% 1.43% 90.45%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from April 28, 2025 (commencement of operations) through December 31, 2025. Total return is calculated based on inception date of April 25, 2025 through December 31, 2025.

54 - Financial Highlights - December 31, 2025 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT International Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2025 $ 11.67 $ 0.24 $ 4.29 $ 4.53 $ (0.14) $ (0.60) $ (0.74) $ 15.46 39.29% $ 213,297 0.94% 1.74% 1.00% 70.12%
12/31/2024 10.75 0.21 1.01 1.22 (0.30) — (0.30) 11.67 11.31% 58,566 0.98% 1.75% 1.12% 81.82%
12/31/2023 9.08 0.26 1.69 1.95 (0.28) — (0.28) 10.75 21.70% 47,984 0.98% 2.59% 1.12% 74.54%
12/31/2022 12.75 0.37 (2.25) (1.88) (0.38) (1.41) (1.79) 9.08 (14.12)% 44,377 1.11% 3.54% 1.12% 68.60%
12/31/2021 11.61 0.30 1.17 1.47 (0.33) — (0.33) 12.75 12.66% 56,158 1.13% 2.34% 1.14% 86.05%
Class II Shares
12/31/2025 11.52 0.19 4.24 4.43 (0.12) (0.60) (0.72) 15.23 38.97% 226,257 1.18% 1.35% 1.23% 70.12%
12/31/2024 10.62 0.17 1.00 1.17 (0.27) — (0.27) 11.52 11.01% 49,779 1.23% 1.49% 1.37% 81.82%
12/31/2023 8.97 0.23 1.68 1.91 (0.26) — (0.26) 10.62 21.46% 42,587 1.23% 2.29% 1.37% 74.54%
12/31/2022 12.63 0.34 (2.23) (1.89) (0.36) (1.41) (1.77) 8.97 (14.38)% 36,875 1.36% 3.28% 1.37% 68.60%
12/31/2021 11.50 0.26 1.16 1.42 (0.29) — (0.29) 12.63 12.40% 46,879 1.38% 2.08% 1.39% 86.05%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

International Funds - December 31, 2025 - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
NVIT Putnam International Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2025 $ 11.61 $ 0.35 $ 3.70 $ 4.05 $ (0.26) $ — $ (0.26) $ 15.40 34.99% $ 29,487 0.95% 2.57% 0.98% 107.86%
12/31/2024 11.81 0.35 0.19 0.54 (0.74) — (0.74) 11.61 4.34%(g) 24,819 0.99% 2.86% 0.99% 55.80%
12/31/2023 10.48 0.35 1.26 1.61 (0.28) — (0.28) 11.81 15.46% 27,342 1.00% 3.10% 1.00% 37.23%
12/31/2022 11.60 0.30 (1.03) (0.73) (0.39) — (0.39) 10.48 (5.99)% 27,292 0.98% 2.85% 0.98% 38.18%
12/31/2021 10.76 0.29 0.83 1.12 (0.28) — (0.28) 11.60 10.40% 32,733 1.02% 2.50% 1.03% 36.23%
Class X Shares
12/31/2025 11.51 0.37 3.67 4.04 (0.26) — (0.26) 15.29 35.21% 73,236 0.81% 2.67% 0.84% 107.86%
12/31/2024 11.72 0.35 0.20 0.55 (0.76) — (0.76) 11.51 4.44% 54,163 0.85% 2.94% 0.85% 55.80%
12/31/2023 10.41 0.36 1.26 1.62 (0.31) — (0.31) 11.72 15.67% 45,256 0.87% 3.24% 0.87% 37.23%
12/31/2022 11.51 0.31 (1.02) (0.71) (0.39) — (0.39) 10.41 (5.86)% 41,808 0.84% 3.00% 0.84% 38.18%
12/31/2021 10.76 0.31 0.83 1.14 (0.39) — (0.39) 11.51 10.58% 43,911 0.88% 2.62% 0.89% 36.23%
Class Z Shares
12/31/2025 11.48 0.33 3.67 4.00 (0.26) — (0.26) 15.22 34.95% 202,338 1.06% 2.38% 1.09% 107.86%
12/31/2024 11.70 0.33 0.18 0.51 (0.73) — (0.73) 11.48 4.10% 144,220 1.10% 2.78% 1.10% 55.80%
12/31/2023 10.38 0.33 1.25 1.58 (0.26) — (0.26) 11.70 15.36% 161,900 1.11% 2.98% 1.11% 37.23%
12/31/2022 11.51 0.29 (1.03) (0.74) (0.39) — (0.39) 10.38 (6.13)% 176,115 1.09% 2.75% 1.09% 38.18%
12/31/2021 10.76 0.28 0.83 1.11 (0.36) — (0.36) 11.51 10.28% 203,813 1.13% 2.36% 1.14% 36.23%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

56 - Financial Highlights - December 31, 2025 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Strategic Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class I Shares
12/31/2025 $ 8.65 $ 0.56 $ 0.09 $ 0.65 $ (0.30) $ — $ — $ (0.30) $ 9.00 7.56% $ 463,885 0.79% 6.30% 0.79% 284.63%
12/31/2024 8.36 0.59 0.27 0.86 (0.57) — — (0.57) 8.65 10.34% 280,843 0.81% 6.75% 0.81% 276.07%
12/31/2023 8.61 0.59 0.13 0.72 (0.44) (0.49) (0.04) (0.97) 8.36 8.70% 237,036 0.80% 6.71% 0.80% 66.00%
12/31/2022 9.15 0.45 (0.66) (0.21) (0.33) — — (0.33) 8.61 (2.30)% 226,194 0.82% 5.08% 0.82% 73.91%
12/31/2021 9.20 0.40 0.08 0.48 (0.53) — — (0.53) 9.15 5.24% 276,178 0.82% 4.23% 0.82% 89.90%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

International Funds - December 31, 2025 - Notes to Financial Statements - 57
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2025, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Fidelity Institutional AM
®
Emerging Markets Fund (formerly, NVIT Emerging Markets Fund) ("Emerging
Markets")
NVIT Fidelity Institutional AM
®
Worldwide Fund ("Worldwide")
NVIT International Equity Fund ("International Equity")
NVIT Putnam International Value Fund (formerly, NVIT Columbia Overseas Value Fund) ("International Value")
NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector Bond Fund) ("Strategic Income")
Shares of Emerging Markets are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, other affiliated and unaffiliated insurance companies, and series of the Trust that operate as a fund-of-funds, such as the NVIT Investor
Destinations Funds. Shares of Worldwide, International Equity, International Value and Strategic Income are held by separate accounts established by NLIC and NLAIC, and other affiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II, Class D, Class X, Class Y, and Class Z shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Effective February 3, 2025, NVIT Columbia Overseas Value Fund was renamed to "NVIT Putnam International Value Fund".
Effective March 3, 2025, NVIT Emerging Markets Fund was renamed to "NVIT Fidelity Institutional AM
®
Emerging Markets Fund".
Effective June 26, 2025, NVIT Amundi Multi Sector Bond Fund was renamed "NVIT Strategic Income Fund".
Worldwide commenced operations on April 28, 2025.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to

58 - Notes to Financial Statements - December 31, 2025 - International Funds
readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level

International Funds - December 31, 2025 - Notes to Financial Statements - 59
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2025. Please refer to the Statements of Investments for additional information on portfolio holdings.
Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 7,005,464 $ – $ 7,005,464
Automobile Components – 7,210,963 – 7,210,963
Automobiles – 5,943,579 – 5,943,579
Banks 19,426,927 93,859,290 – 113,286,217
Beverages 5,896,929 – – 5,896,929
Broadline Retail 22,017,489 – – 22,017,489
Construction & Engineering – 11,631,630 – 11,631,630
Construction Materials – 5,766,424 – 5,766,424
Consumer Staples Distribution & Retail 16,162,448 – – 16,162,448
Diversified Consumer Services 4,234,171 – – 4,234,171
Electrical Equipment – 6,870,027 – 6,870,027
Electronic Equipment, Instruments &
Components – 7,280,636 – 7,280,636
Financial Services – 5,584,586 – 5,584,586
Ground Transportation 4,726,565 – – 4,726,565
Hotels, Restaurants & Leisure – 9,952,177 – 9,952,177
Household Durables – 6,138,466 – 6,138,466
Insurance – 19,540,663 – 19,540,663
Interactive Media & Services – 37,976,459 – 37,976,459
IT Services – 6,906,564 – 6,906,564
Life Sciences Tools & Services – 5,471,745 – 5,471,745
Machinery – 16,682,997 – 16,682,997
Metals & Mining 19,576,373 22,982,949 – 42,559,322
Oil, Gas & Consumable Fuels – 12,699,493 – 12,699,493
Pharmaceuticals – 10,244,866 – 10,244,866
Semiconductors & Semiconductor
Equipment – 61,078,954 – 61,078,954
Technology Hardware, Storage &
Peripherals – 48,177,169 – 48,177,169
Textiles, Apparel & Luxury Goods – 5,803,049 – 5,803,049
Wireless Telecommunication Services 10,777,338 7,637,791 – 18,415,129
Total $ 102,818,240 $ 422,445,941 $ – $ 525,264,181
Worldwide
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 4,025,783 $ 696,355 $ – $ 4,722,138
Air Freight & Logistics – 1,231,305 – 1,231,305
Automobile Components – 1,315 – 1,315
Automobiles 4,248,960 623,936 – 4,872,896
Banks 3,063,374 12,721,465 – 15,784,839
Beverages – 1,098,995 – 1,098,995
Biotechnology 1,983,876 – – 1,983,876
Broadline Retail 10,483,614 – – 10,483,614

60 - Notes to Financial Statements - December 31, 2025 - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Building Products $ – $ 766,113 $ – $ 766,113
Capital Markets 11,112,249 1,855,174 – 12,967,423
Chemicals – 829,581 – 829,581
Commercial Services & Supplies – 1,056,865 – 1,056,865
Communications Equipment 2,847,056 – – 2,847,056
Construction Materials – 14,251 – 14,251
Consumer Staples Distribution & Retail 1,418,440 – – 1,418,440
Diversified Telecommunication Services – 23,859 – 23,859
Electric Utilities 3,014,135 – – 3,014,135
Electrical Equipment 766,017 1,737,661 – 2,503,678
Electronic Equipment, Instruments &
Components 9,562,381 900,039 – 10,462,420
Energy Equipment & Services – 814,490 – 814,490
Entertainment 865,405 1,144,556 – 2,009,961
Financial Services – 1,181,018 – 1,181,018
Food Products – 1,580,133 – 1,580,133
Ground Transportation 2,352,490 – – 2,352,490
Health Care Equipment & Supplies 1,084,135 1,288,874 – 2,373,009
Health Care Providers & Services 1,424,120 927,102 – 2,351,222
Hotels, Restaurants & Leisure 987,091 1,731,581 – 2,718,672
Household Durables 4,484,266 538,716 – 5,022,982
Household Products 673,557 – – 673,557
Insurance – 5,123,228 – 5,123,228
Interactive Media & Services 20,165,803 1,591,931 – 21,757,734
IT Services 3,434,008 487,822 – 3,921,830
Leisure Products – 37,564 – 37,564
Life Sciences Tools & Services – 1,419,234 – 1,419,234
Machinery 10,434,709 1,491,898 – 11,926,607
Media 1,450,058 544,581 – 1,994,639
Metals & Mining 3,832,248 537,789 – 4,370,037
Oil, Gas & Consumable Fuels 5,908 – – 5,908
Paper & Forest Products – 349,662 – 349,662
Passenger Airlines 820,200 – – 820,200
Personal Care Products 280,388 – – 280,388
Pharmaceuticals 10,767,527 2,225,164 – 12,992,691
Professional Services – 1,168,279 – 1,168,279
Real Estate Management & Development – 730,263 – 730,263
Semiconductors & Semiconductor
Equipment 25,077,396 5,067,070 – 30,144,466
Software 10,515,491 887,938 – 11,403,429
Specialized REITs – 404,580 – 404,580
Specialty Retail 482,543 2,487,209 – 2,969,752
Technology Hardware, Storage &
Peripherals 15,429,454 1,025,148 – 16,454,602
Textiles, Apparel & Luxury Goods 1,681,062 1,125,127 – 2,806,189
Tobacco 496,438 1,915,194 – 2,411,632
Trading Companies & Distributors 227,581 1,100,584 – 1,328,165
Total Common Stocks $ 169,497,763 $ 62,483,649 $ – $ 231,981,412
Repurchase Agreements – 7,138,660 – 7,138,660
Total $ 169,497,763 $ 69,622,309 $ – $ 239,120,072
International Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 7,025,160 $ – $ 7,025,160
Automobile Components 5,441,944 4,291,435 – 9,733,379
Automobiles – 8,406,496 – 8,406,496

International Funds - December 31, 2025 - Notes to Financial Statements - 61
Level 1 Level 2 Level 3 Total
Assets:
Banks $ 2,228,587 $ 66,316,103 $ – $ 68,544,690
Biotechnology – 418,276 – 418,276
Broadline Retail 4,324,432 5,952,800 – 10,277,232
Building Products – 5,065,721 – 5,065,721
Capital Markets – 9,223,135 – 9,223,135
Chemicals – 5,067,394 – 5,067,394
Commercial Services & Supplies – 3,534,675 – 3,534,675
Communications Equipment 1,354,252 824,019 – 2,178,271
Construction & Engineering – 7,616,912 – 7,616,912
Construction Materials 800,692 900,968 – 1,701,660
Consumer Finance – 661,034 – 661,034
Consumer Staples Distribution & Retail 6,253,418 4,615,479 – 10,868,897
Diversified REITs – 519,372 – 519,372
Diversified Telecommunication Services 696,992 5,316,958 – 6,013,950
Electric Utilities – 10,193,698 – 10,193,698
Electrical Equipment – 15,276,545 – 15,276,545
Electronic Equipment, Instruments &
Components – 5,857,769 – 5,857,769
Energy Equipment & Services – 1,765,029 – 1,765,029
Entertainment 1,692,562 1,285,141 – 2,977,703
Financial Services – 8,144,082 – 8,144,082
Food Products 1,573,120 9,046,116 – 10,619,236
Gas Utilities – 501,344 – 501,344
Ground Transportation – 737,400 – 737,400
Hotels, Restaurants & Leisure 503,294 3,146,712 – 3,650,006
Household Durables – 6,145,636 – 6,145,636
Industrial Conglomerates – 644,428 – 644,428
Insurance 1,437,325 24,726,418 – 26,163,743
Interactive Media & Services – 8,665,911 – 8,665,911
IT Services 3,977,626 5,803,321 – 9,780,947
Leisure Products – 3,537,325 – 3,537,325
Machinery 106,654 5,763,923 – 5,870,577
Marine Transportation 852,593 – – 852,593
Media – 1,186,123 – 1,186,123
Metals & Mining 11,975,007 10,833,028 – 22,808,035
Oil, Gas & Consumable Fuels 5,043,623 10,005,833 – 15,049,456
Passenger Airlines – 8,650,608 – 8,650,608
Personal Care Products – 3,179,680 – 3,179,680
Pharmaceuticals 7,185,433 28,369,785 – 35,555,218
Professional Services 791,539 4,642,162 – 5,433,701
Real Estate Management & Development – 5,745,914 – 5,745,914
Semiconductors & Semiconductor
Equipment – 32,564,249 – 32,564,249
Software 3,131,736 2,251,677 – 5,383,413
Specialty Retail – 1,479,341 – 1,479,341
Technology Hardware, Storage &
Peripherals – 9,302,244 – 9,302,244
Tobacco – 857,063 – 857,063
Trading Companies & Distributors 1,259,769 – – 1,259,769
Transportation Infrastructure – 1,687,053 – 1,687,053
Water Utilities – 805,496 – 805,496
Wireless Telecommunication Services – 4,512,609 – 4,512,609
Total Common Stocks $ 60,630,598 $ 373,069,600 $ – $ 433,700,198
Repurchase Agreements – 5,044,596 – 5,044,596
Warrants – – – –
Total $ 60,630,598 $ 378,114,196 $ – $ 438,744,794

62 - Notes to Financial Statements - December 31, 2025 - International Funds
International Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 7,370,075 $ – $ 7,370,075
Air Freight & Logistics – 3,259,605 – 3,259,605
Automobiles – 1,596,930 – 1,596,930
Banks – 81,717,475 – 81,717,475
Beverages 4,616,630 2,395,500 – 7,012,130
Biotechnology – 2,556,325 – 2,556,325
Broadline Retail – 1,281,235 – 1,281,235
Building Products – 4,027,022 – 4,027,022
Capital Markets – 6,349,318 – 6,349,318
Chemicals – 1,471,463 – 1,471,463
Construction Materials – 7,480,693 – 7,480,693
Consumer Staples Distribution & Retail – 7,407,522 – 7,407,522
Diversified REITs – 1,929,200 – 1,929,200
Diversified Telecommunication Services – 8,301,663 – 8,301,663
Electric Utilities – 5,811,366 – 5,811,366
Electrical Equipment – 3,384,116 – 3,384,116
Food Products 267,529 2,845,224 – 3,112,753
Health Care Equipment & Supplies – 5,225,683 – 5,225,683
Hotels, Restaurants & Leisure – 1,983,411 – 1,983,411
Household Durables – 6,085,566 – 6,085,566
Industrial Conglomerates – 5,258,374 – 5,258,374
Industrial REITs – 2,812,816 – 2,812,816
Insurance – 28,751,933 – 28,751,933
Machinery – 8,901,910 – 8,901,910
Metals & Mining – 6,585,017 – 6,585,017
Multi-Utilities – 3,903,928 – 3,903,928
Oil, Gas & Consumable Fuels 5,129,361 14,075,973 – 19,205,334
Passenger Airlines – 4,474,824 – 4,474,824
Personal Care Products – 4,870,708 – 4,870,708
Pharmaceuticals – 15,776,616 – 15,776,616
Semiconductors & Semiconductor
Equipment – 2,883,950 – 2,883,950
Specialty Retail – 1,426,580 – 1,426,580
Textiles, Apparel & Luxury Goods – 3,825,612 – 3,825,612
Tobacco – 4,204,260 – 4,204,260
Trading Companies & Distributors – 14,587,258 – 14,587,258
Wireless Telecommunication Services – 5,500,670 – 5,500,670
Total Common Stocks $ 10,013,520 $ 290,319,821 $ – $ 300,333,341
Forward Foreign Currency Contracts – 658,764 – 658,764
Repurchase Agreements – 2,214,260 – 2,214,260
Short-Term Investments – 686,591 – 686,591
Total Assets $ 10,013,520 $ 293,879,436 $ – $ 303,892,956
Liabilities:
Forward Foreign Currency Contracts $ – $ (899,030) $ – $ (899,030)
Total Liabilities $ – $ (899,030) $ – $ (899,030)
Total $ 10,013,520 $ 292,980,406 $ – $ 302,993,926
Strategic Income
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 67,629,756 $ – $ 67,629,756
Collateralized Mortgage Obligations – 40,812,579 – 40,812,579
Commercial Mortgage-Backed Securities – 18,560,878 – 18,560,878
Common Stocks
Media – – 285 285
Passenger Airlines 971,662 – – 971,662

International Funds - December 31, 2025 - Notes to Financial Statements - 63
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ – $ – $ 8,685 $ 8,685
Total Common Stocks $ 971,662 $ – $ 8,970 $ 980,632
Convertible Bond – 331,700 – 331,700
Corporate Bonds
Aerospace & Defense – 4,014,697 – 4,014,697
Automobiles – 5,424,507 – 5,424,507
Banks – 28,020,738 – 28,020,738
Capital Markets – 21,504,472 – 21,504,472
Chemicals – 5,131,544 – 5,131,544
Commercial Services & Supplies – 4,083,138 – 4,083,138
Construction & Engineering – 177,342 – 177,342
Consumer Finance – 14,762,698 – 14,762,698
Containers & Packaging – 1,431,157 – 1,431,157
Diversified REITs – 2,976,120 – 2,976,120
Diversified Telecommunication Services – 6,565,416 – 6,565,416
Electric Utilities – 4,665,315 – 4,665,315
Electronic Equipment, Instruments &
Components – 628,519 – 628,519
Energy Equipment & Services – 4,464,862 – 4,464,862
Financial Services – 11,950,753 – 11,950,753
Food Products – 6,050,543 – 6,050,543
Gas Utilities – 478,146 – 478,146
Health Care Equipment & Supplies – 676,591 – 676,591
Health Care Providers & Services – 1,546,382 – 1,546,382
Hotels, Restaurants & Leisure – 15,693,159 – 15,693,159
Independent Power and Renewable
Electricity Producers – 1,704,823 – 1,704,823
Insurance – 57,740,133 – 57,740,133
Interactive Media & Services – 1,911,708 – 1,911,708
IT Services – 2,446,583 – 2,446,583
Leisure Products – 251,734 – 251,734
Marine Transportation – 1,957,842 – 1,957,842
Media – 1,088,418 – 1,088,418
Metals & Mining – 7,881,699 – 7,881,699
Mortgage Real Estate Investment Trusts
(REITs) – 2,715,745 – 2,715,745
Multi-Utilities – 1,578,272 – 1,578,272
Office REITs – 3,017,036 – 3,017,036
Oil, Gas & Consumable Fuels – 31,543,022 – 31,543,022
Passenger Airlines – 6,396,880 – 6,396,880
Pharmaceuticals – 5,010,632 – 5,010,632
Real Estate Management & Development – 301,441 – 301,441
Semiconductors & Semiconductor
Equipment – 3,111,641 – 3,111,641
Software – 1,236,876 – 1,236,876
Tobacco – 2,300,917 – 2,300,917
Wireless Telecommunication Services – 189,449 – 189,449
Total Corporate Bonds $ – $ 272,630,950 $ – $ 272,630,950
Foreign Government Securities – 10,400,428 – 10,400,428
Forward Foreign Currency Contracts – 21,955 – 21,955
Futures Contracts# 1,218,960 – – 1,218,960
Loan Participations – 7,909,059 – 7,909,059
Mortgage-Backed Securities – 45,836,403 – 45,836,403
Preferred Stocks 3,459,289 – – 3,459,289
Repurchase Agreements – 56,759,335 – 56,759,335
Short-Term Investment – 12,983,385 – 12,983,385
Supranational – 3,153,462 – 3,153,462
Warrants 18,871 – – 18,871
Total Assets $ 5,668,782 $ 537,029,890 $ 8,970 $ 542,707,642
Liabilities:
Credit Default Swaps† $ – $ (898,620) $ – $ (898,620)

64 - Notes to Financial Statements - December 31, 2025 - International Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
Level 1 Level 2 Level 3 Total
Liabilities:
Forward Foreign Currency Contracts $ – $ (1,425) $ – $ (1,425)
Futures Contracts# (29,646) – – (29,646)
Total Liabilities $ (29,646) $ (900,045) $ – $ (929,691)
Total $ 5,639,136 $ 536,129,845 $ 8,970 $ 541,777,951
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
As of December 31, 2025, Emerging Markets held four common stock investments that were categorized as Level 3 investments which were each valued at $0.
As of December 31, 2025, International Equity held one warrant investment that was categorized as a Level 3 investment which was valued at $0.
As of December 31, 2025, International Value held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of December 31, 2025, Strategic Income held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.
Strategic Income
Common
Stocks Total
Balance as of 12/31/2024 $ 839,154 $ 839,154
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Distributions — —
Purchases
*
21,468 21,468
Sales — —
Change in Unrealized Appreciation/Depreciation (12,498) (12,498)
Transfers into Level 3 — —
Transfers out of Level 3 (839,154) (839,154)
Balance as of 12/31/2025 $ 8,970 $ 8,970
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 12/31/2025 ** $ (12,498) $ (12,498)
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

International Funds - December 31, 2025 - Notes to Financial Statements - 65
As of December 31, 2025, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2025:
International Value
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 658,764
Total $ 658,764
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (899,030)
Total $ (899,030)

66 - Notes to Financial Statements - December 31, 2025 - International Funds
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2025:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2025:
Strategic Income
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 21,955
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 1,218,960
Total $ 1,240,915
Liabilities:
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (898,620)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (1,425)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (29,646)
Total $ (929,691)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities..
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
International Value
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ 113,539
Total $ 113,539
Strategic Income
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (4,564,124)
Forward Foreign Currency Contracts
Currency risk (1,630,516)
Futures Contracts
Interest rate risk (3,553,545)
Total $ (9,748,185)
International Value
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ 456,743
Total $ 456,743

International Funds - December 31, 2025 - Notes to Financial Statements - 67
The following is a summary of the Funds' average volume of derivative instruments held for the year ended December 31, 2025:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
Strategic Income
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 52,975
Forward Foreign Currency Contracts
Currency risk (36,571)
Futures Contracts
Interest rate risk 137,466
Total $ 153,870
International Value
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 66,478,488
Average Settlement Value Sold $ 52,846,551
Strategic Income
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 104,772,360
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 117,650
Average Settlement Value Sold $ 13,315,704
Futures Contracts:
Average Notional Balance Long $ 19,908,628
Average Notional Balance Short $ 135,906,052

68 - Notes to Financial Statements - December 31, 2025 - International Funds
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of December 31, 2025:
International Value
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Goldman Sachs
International
Forward Foreign
Currency Contracts $ 222,232 $ (222,232) $ — $ —
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts 248,353 (248,353) — —
State Street Bank and
Trust Co.
Forward Foreign
Currency Contracts 50,084 (50,084) — —
Toronto Dominion
Bank
Forward Foreign
Currency Contracts 42,098 (7,371) — 34,727
Westpac Banking
Corp.
Forward Foreign
Currency Contracts 95,997 (31,569) — 64,428
Total $ 658,764 $ (559,609) $ — $ 99,155
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
*
Net Amount
of Liability
Derivatives
Goldman Sachs
International
Forward Foreign
Currency Contracts $ (261,193) $ 222,232 $ 38,961 $ —
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts (505,013) 248,353 209,658 (47,002)
State Street Bank and
Trust Co.
Forward Foreign
Currency Contracts (93,884) 50,084 — (43,800)
Toronto Dominion
Bank
Forward Foreign
Currency Contracts (7,371) 7,371 — —
Westpac Banking
Corp.
Forward Foreign
Currency Contracts (31,569) 31,569 — —
Total $ (899,030) $ 559,609 $ 248,619 $ (90,802)
* Collateral pledged includes non-cash collateral. For additional information on the Fund's non-cash collateral, please refer to the
Statement of Investments. Per GAAP disclosure requirements, the table above does not include the additional collateral pledged from the counterparties. Aggregate additional collateral pledged was $81,533.
Strategic Income
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts $ 21,955 $ — $ — $ 21,955
Total $ 21,955 $ – $ — $ 21,955

International Funds - December 31, 2025 - Notes to Financial Statements - 69
(e) Securities Lending
During the year ended December 31, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Goldman Sachs
International
Forward Foreign
Currency Contracts $ (1,425) $ — $ — $ (1,425)
Total $ (1,425) $ — $ — $ (1,425)
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Worldwide $ 7,138,660
International Equity 5,044,596
International Value 2,214,260
Strategic Income 56,759,335

70 - Notes to Financial Statements - December 31, 2025 - International Funds
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(f) Joint Repurchase Agreements
During the year ended December 31, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2025, the joint repos on a gross basis were as follows:
Bank of America NA, 3.85%, dated 12/31/2025, due 1/2/2026, repurchase price $98,020,961, collateralized by U.S. Government
Agency Securities, ranging from 2.50% - 3.50%, maturing 5/1/2049 - 9/1/2050; total market value $99,960,000.
BNP Paribas Securities Corp., 3.81%, dated 12/31/2025, due 1/2/2026, repurchase price $89,018,838, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.63%, maturing 7/31/2026 - 11/15/2054; total market value
$90,780,000.
Cantor Fitzgerald & Co., 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $131,688,142, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 8.50%, maturing 3/1/2026 - 11/20/2075; total market value
$134,293,264.
Cantor Fitzgerald & Co., 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $148,531,680, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 8.50%, maturing 3/1/2026 - 11/20/2075; total market value
$151,470,009.
CF Secured, LLC, 3.84%, dated 12/31/2025, due 1/2/2026, repurchase price $215,045,867, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 1.13% - 7.50%, maturing 3/31/2026 - 4/20/2071; total market value $219,346,790.
Citi Global Market, Inc., 3.81%, dated 12/31/2025, due 1/2/2026, repurchase price $138,529,316, collateralized by U.S.
Government Treasury Securities, ranging from 2.38% - 4.25%, maturing 2/15/2028 - 10/31/2029; total market value
$141,270,038.
MetLife, Inc., 3.83%, dated 12/31/2025, due 1/2/2026, repurchase price $150,031,917, collateralized by U.S. Government
Treasury Securities, ranging from 2.63% - 5.50%, maturing 1/31/2026 - 8/15/2048; total market value $153,077,523.
Pershing LLC, 3.72%, dated 12/31/2025, due 1/2/2026, repurchase price $215,044,433, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 2/15/2026 - 12/20/2075; total market value
$219,300,007.

International Funds - December 31, 2025 - Notes to Financial Statements - 71
As of December 31, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Worldwide
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Cantor Fitzgerald &
Co. 4,138,660 – 4,138,660 (4,138,660) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 7,138,660 $ – $ 7,138,660 $ (7,138,660) $ –
International Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BNP Paribas
Securities Corp. $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Cantor Fitzgerald &
Co. 2,044,596 – 2,044,596 (2,044,596) –
MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Total $ 5,044,596 $ – $ 5,044,596 $ (5,044,596) $ –

72 - Notes to Financial Statements - December 31, 2025 - International Funds
(g) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s
Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a
International Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 1,214,260 $ – $ 1,214,260 $ (1,214,260) $ –
Citi Global Market,
Inc. 1,000,000 – 1,000,000 (1,000,000) –
Total $ 2,214,260 $ – $ 2,214,260 $ (2,214,260) $ –
Strategic Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
BNP Paribas
Securities Corp. 10,000,000 – 10,000,000 (10,000,000) –
Cantor Fitzgerald &
Co. 4,259,335 – 4,259,335 (4,259,335) –
Cantor Fitzgerald &
Co. 3,500,000 – 3,500,000 (3,500,000) –
CF Secured, LLC 4,000,000 – 4,000,000 (4,000,000) –
Citi Global Market,
Inc. 1,000,000 – 1,000,000 (1,000,000) –
Pershing LLC 30,000,000 – 30,000,000 (30,000,000) –
Total $ 56,759,335 $ – $ 56,759,335 $ (56,759,335) $ –
*
As of December 31, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

International Funds - December 31, 2025 - Notes to Financial Statements - 73
foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(h) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2025 are primarily attributable to foreign currency gain/
loss, foreign capital gains tax, investments in partnerships, tax method change, treatment of notional principal contracts, and investments in passive foreign investment companies ("PFICs"). Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2025 may primarily be attributable to amortization, outstanding wash sale loss deferrals, mark-to-market adjustments on forwards, investments in PFICs, investments in perpetual bonds, mark-to-market adjustments on futures, outstanding straddle loss deferrals, and treatment of notional principal contracts. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2025 were as follows:
(i) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
Fund Capital
Total
Distributable
Earnings (Loss)
Emerging Markets $ – $ –
Worldwide (18,038) 18,038
International Equity 29,268 (29,268)
International Value 199,252 (199,252)
Strategic Income 5 (5)

74 - Notes to Financial Statements - December 31, 2025 - International Funds
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax
Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the year ended December 31, 2025, the Funds did not pay a significant amount of foreign or U.S.
federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
(j) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(k) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU Reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the
Statements of Operations.
(l) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2025, the subadviser for each Fund is as follows:
Fund Subadviser
Emerging Markets FIAM LLC ("FIAM") (a)
Worldwide FIAM
International Equity Lazard Asset Management, LLC
International Value Putnam Investment Management, LLC (b)
Strategic Income Victory Capital Management Inc. (c)
(a) Effective March 3, 2025, FIAM LLC was appointed as the subadviser to the Fund. Effective March 3, 2025, NS Partners Ltd was
terminated and ceased serving as subadviser to the Fund.
(b) Effective February 3, 2025, Putnam Investment Management, LLC was appointed as the subadviser to the Fund. Effective February
3, 2025, Columbia Management Investment Advisers, LLC was terminated and ceased serving as subadviser to the Fund.
(c) Formerly known as Amundi Asset Management US, Inc.

International Funds - December 31, 2025 - Notes to Financial Statements - 75
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
Prior to February 3, 2025, under the terms of the Investment Advisory Agreement, certain Funds paid NFA an investment advisory fee based on the Funds' average daily net assets according to the following schedule.
Prior to October 1, 2025, under the terms of the Investment Advisory Agreement, certain Funds paid NFA an investment advisory fee based on the Funds' average daily net assets according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2026.
During the year ended December 31, 2025, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Fee Schedule
Advisory Fee
(annual rate)
Emerging Markets Up to $500 million 0.95%
$500 million up to $2 billion 0.90%
$2 billion and more 0.85%
Worldwide Up to $1 billion 0.47%
$1 billion and more 0.42%
International Equity Up to $50 million 0.725%
$50 million and more 0.675%
International Value Up to $1 billion 0.73%
$1 billion and more 0.68%
Strategic Income Up to $200 million 0.575%
$200 million and upto to $500 million 0.550%
$500 million and more 0.525%
Fund Fee Schedule
Advisory Fee
(annual rate)
International Value Up to $1 billion 0.75%
$1 billion and more 0.70%
Fund Fee Schedule
Advisory Fee
(annual rate)
International Equity Up to $500 million 0.80%
$500 million up to $2 billion 0.75%
$2 billion and more 0.70%
Fund
Advisory Fee
Waiver
(annual rate)
Emerging Markets 0.0873%
Fund Amount
Emerging Markets $ 168,979

76 - Notes to Financial Statements - December 31, 2025 - International Funds
For the year ended December 31, 2025, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2027.
1
On November 14, 2025, the Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds'
operating expenses, (excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business), including the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 14, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Emerging Markets 0.95% 0.86% 0.80%
Worldwide 0.46 N/A 0.22
International Equity 0.75 N/A 0.69
International Value 0.73 N/A 0.70
Strategic Income 0.57 N/A 0.57
N/A — Not Applicable.
*
Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Emerging Markets All Classes 0.97% (a)
Worldwide All Classes 0.55 (b)
International Equity All Classes 0.73 (c)
International Value All Classes 0.78 (d)
Strategic Income All Classes 0.78 (e)
(a) Effective July 1, 2025, prior to this the expense limitation rate was 1.20%.
(b) Effective July 1, 2025, prior to this the expense limitation rate was 0.62%.
(c) Effective October 1, 2025, prior to this the expense limitation rate was 0.83%.
(d) Effective July 1, 2025, prior to this the expense limitation rate was 0.82%. Prior to February 3, 2025, the expense limitation rate was
0.87%.
(e) Until at least April 30, 2026.
Fund Classes
Amount
(annual rate)
Emerging Markets Class I 1.13%
Worldwide Class I 0.81%
Class II 1.06%
International Equity Class I 1.10%
International Value Class X 0.82%
Class Z 1.07%
Strategic Income Class I 0.89%

International Funds - December 31, 2025 - Notes to Financial Statements - 77
limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2025, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2025, NFM earned an aggregate of $479,862 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2025, the Funds' aggregate portion of such costs amounted to $3,926.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II, Class D and Class Z shares of each Fund
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I, Class II and Class D shares of the Fund and up to 0.01% of the average daily net assets of Class X and Class Z shares of each Fund.
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount Total
Emerging Markets $ — $ — $ 123,186 $ 123,186
Worldwide — — 75,204(a) 75,204
International Equity 117,502 144,317 102,380 364,199
International Value — — 73,032 73,032
Strategic Income — — — —
(a) For the period from April 28, 2025 (commencement of operations) through December 31, 2025.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

78 - Notes to Financial Statements - December 31, 2025 - International Funds
For the year ended December 31, 2025, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2025, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the year ended December 31, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2025, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended December 31, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Class I Class II Class D Class X Class Z
Emerging Markets 0.15% 0.16% 0.24 % N/A N/A
Worldwide 0.23 0.24 N/A N/A N/A
International Equity 0.15 0.15 N/A N/A N/A
International Value 0.15 N/A N/A 0.01% 0.01%
Strategic Income 0.15 N/A N/A N/A N/A
N/A — Not Applicable.
Fund Amount
Emerging Markets $ 270,876
Worldwide 73,340
International Equity 279,317
International Value 64,459
Strategic Income 477,626
Fund Purchases Sales
Emerging Markets $ 529,146,729 $ 203,256,182
Worldwide 271,430,743 44,854,233
International Equity 250,660,979 136,929,057
International Value 281,572,862 270,412,331
Strategic Income 1,131,129,151 971,711,395

International Funds - December 31, 2025 - Notes to Financial Statements - 79
6. Portfolio Investment Risks
(a) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended December 31, 2025, the Funds recaptured the following amounts of brokerage commissions:
Fund Amount
Emerging Markets $ 13,023
Worldwide 123

80 - Notes to Financial Statements - December 31, 2025 - International Funds
10. Mergers
At close of business on October 24, 2025, NVIT International Equity Fund (“Acquiring Fund”) acquired all of the net assets of NVIT
NS Partners International Focused Growth Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on June 10, 2025. The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds managed by
NFA that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 13,348,704 shares of the Acquiring Fund, valued at $194,797,176, for the assets of the Target Fund. The investment portfolio of the Target Fund, with a fair value of $156,145,307 and identified cost of $153,348,147 at October 24, 2025, was the principal asset acquired by the Acquiring Fund. The net assets of the Acquiring Fund immediately before the acquisition were $168,340,036.
The net assets of the Acquiring Fund immediately following the acquisition were $363,137,212. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class I and Class II shares of the Target Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund.
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
fst
The following pro forma information for the year ended December 31, 2025 is provided as though the reorganization had been completed on January 1, 2025, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $4,177,082;
Net gains (losses) on investments $46,176,288;
Net change in unrealized appreciation/depreciation $25,800,298; and
Net increase (decrease) in net assets resulting from operations $76,153,668.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since October 24, 2025.
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
NVIT NS Partners International Focused Growth Fund $2,891,875
Class I 7,337,516 $58,544,488 $7.98
Class II 17,260,799 136,252,688 7.89
Acquiring Fund
NVIT International Equity Fund $39,950,383
Class I
6,128,863 $90,433,964 $14.76
Class II
5,363,860 77,906,072 14.52
After Reorganization
NVIT International Equity Fund $42,842,258
Class I
10,096,522 $148,978,452 $14.76
Class II
14,744,905 214,158,760 14.52

International Funds - December 31, 2025 - Notes to Financial Statements - 81
11. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2025 was as follows:
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Emerging Markets $ 663,567 $ – $ 663,567 $ – $ 663,567
Worldwide 494,756 56 494,812 – 494,812
International Equity 1,805,782 6,342,701 8,148,483 – 8,148,483
International Value 4,763,407 – 4,763,407 – 4,763,407
Strategic Income 14,409,735 – 14,409,735 – 14,409,735
*
Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Emerging Markets $ 1,947,908 $ – $ 1,947,908 $ – $ 1,947,908
Worldwide – – – – –
International Equity 2,541,270 – 2,541,270 – 2,541,270
International Value 14,046,642 – 14,046,642 – 14,046,642
Strategic Income 17,487,473 – 17,487,473 – 17,487,473
*
Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains
and Losses
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total
Accumulated
Earnings
(Deficit)
Emerging Markets $ 4,179,267 $ – $ 4,179,267 $ – $ – $ (137,208,314) $ 47,131,794 $ (85,897,253)
Worldwide – – – – – (1,312,519) 6,302,669 4,990,150
International Equity 8,426,512 7,232,027 15,658,539 – – – 58,095,373 73,753,912
International Value 12,156,738 9,884,556 22,041,294 – – – 71,170,049 93,211,343
Strategic Income 3,051,333 – 3,051,333 575,384 – (15,263,891) 6,550,544 (5,086,630)
*
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Emerging Markets $ 477,732,279 $ 68,600,195 $ (21,068,293) $ 47,531,902
Worldwide 232,817,511 9,877,857 (3,575,296) 6,302,561
International Equity 380,599,981 62,858,764 (4,713,951) 58,144,813
International Value 231,984,604 75,095,007 (4,085,685) 71,009,322
Strategic Income 525,704,924 12,384,380 (4,954,190) 7,430,190

82 - Notes to Financial Statements - December 31, 2025 - International Funds
As of December 31, 2025, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2025.
During the year ended December 31, 2025, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
The Funds may elect to have certain late year losses incurred after October 31 and within the taxable year deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2025, the Funds elected to defer qualified late year capital losses, if any, in the following amount.
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
Emerging Markets $ (137,208,314)
Strategic Income (15,263,891)
Fund Utilized
Emerging Markets $ 22,601,055
International Value 13,252,520
Fund Amount
Worldwide $(1,312,519)

International Funds - December 31, 2025 - Report of Independent Registered Public Accounting Firm - 83
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Fidelity Institutional AM
Emerging Markets Fund, NVIT Fidelity Institutional AM Worldwide Fund, NVIT International Equity Fund, NVIT Putnam
International Value Fund and NVIT Strategic Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of each of the funds listed in the table below (five of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2026
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.
NVIT Fidelity Institutional AM Emerging Markets Fund (1) NVIT Putnam International Value Fund (1)
NVIT Fidelity Institutional AM Worldwide Fund (2) NVIT Strategic Income Fund (1)
NVIT International Equity Fund (1)
(1) Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and 2024.
(2) Statement of operations and statement of changes in net assets for the period from April 28, 2025 (commencement of operations) through December 31, 2025.

84 - Supplemental Information - December 31, 2025 (Unaudited) - International Funds
Other Federal Tax Information
For the year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.
For the taxable year ended December 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2025, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2025, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Emerging Markets – %
Worldwide 18.61
International Equity 0.01
International Value 0.02
Strategic Income –
Fund Amount
Emerging Markets $ –
Worldwide 56
International Equity 6,342,701
International Value –
Strategic Income –
Fund Amount Per Share
Emerging Markets $ 3,526,672 $ 0.0994
Worldwide – –
International Equity 4,426,832 0.1545
International Value 7,767,474 0.3884
Strategic Income – –
Fund Amount Per Share
Emerging Markets $ 962,669 $ 0.0271
Worldwide – –
International Equity 326,863 0.0114
International Value 369,397 0.0185
Strategic Income – –

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-INT (2-26)

Annual Financial Statements
December 31, 2025
Nationwide Variable Insurance Trust
American Funds
NVIT American Funds Asset Allocation Fund
NVIT American Funds Bond Fund
NVIT American Funds Global Growth Fund
NVIT American Funds Growth Fund
NVIT American Funds Growth-Income Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may choose this option by:
- Calling 1-800-848-6331
- Logging into your account at https://www.nationwide.com/personal/investing/mutual-funds/
and choosing ‘Log in’, or by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form
N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and
N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust also makes this information available to investors on https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.
The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available:
- By calling 1-800-848-0920
- On the Fund’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the SEC’s website at http://www.sec.gov
Funds are required to disclose proxy votes using the issuer’s proxy card language and order, categorize votes by topic, and report shares voted versus shares loaned but not recalled.
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 1-800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and is not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company.
©2026 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 8
Statements of Operations 12
Statements of Changes in Net Assets 14
Financial Highlights 18
Notes to Financial Statements 23
Report of Independent Registered Public Accounting Firm 30
Supplemental Information 31

2 - Statement of Investments - December 31, 2025 - NVIT American Funds Asset Allocation Fund
Investment Company 100 .1%
Shares Value ($)
Balanced Fund 100.1%
American Funds Asset
Allocation Fund, Class 1(a) 232,337,088 6,391,593,302
Total Investment Company
(cost $4,217,237,323) 6,391,593,302
Total Investments
(cost $4,217,237,323) — 100.1% 6,391,593,302
Liabilities in excess of other assets — (0.1)% (3,572,874)
NET ASSETS — 100.0%
$ 6,388,020,428
(a) Investment in master fund.
The accompanying notes are an integral part of these financial statements.

NVIT American Funds Bond Fund - December 31, 2025 - Statement of Investments - 3
Investment Company 100 .1%
Shares Value ($)
Fixed Income Fund 100 .1%
American Funds The Bond
Fund of America, Class
1(a) 343,027,854 3,265,625,169
Total Investment Company
(cost $3,467,018,896)
3,265,625,169
Total Investments
(cost $3,467,018,896) — 100.1%
3,265,625,169
Liabilities in excess of other
assets — (0.1)% (1,820,258)
NET ASSETS — 100.0%
$ 3,263,804,911
(a) Investment in master fund.
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - December 31, 2025 - NVIT American Funds Global Growth Fund
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Global
Growth Fund, Class 1(a) 17,757,805 688,825,255
Total Investment Company
(cost $499,925,340) 688,825,255
Total Investments
(cost $499,925,340) — 100.1% 688,825,255
Liabilities in excess of other assets — (0.1)% (405,130)
NET ASSETS — 100.0%
$ 688,420,125
(a) Investment in master fund.
The accompanying notes are an integral part of these financial statements.

NVIT American Funds Growth Fund - December 31, 2025 - Statement of Investments - 5
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth Fund,
Class 1(a) 17,837,087 2,516,099,434
Total Investment Company
(cost $1,488,397,284) 2,516,099,434
Total Investments
(cost $1,488,397,284) — 100.1% 2,516,099,434
Liabilities in excess of other assets — (0.1)% (1,384,955)
NET ASSETS — 100.0%
$ 2,514,714,479
(a) Investment in master fund.
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - December 31, 2025 - NVIT American Funds Growth-Income Fund
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth-
Income Fund, Class 1(a) 61,718,486 4,180,193,077
Total Investment Company
(cost $2,726,037,386) 4,180,193,077
Total Investments
(cost $2,726,037,386) — 100.1% 4,180,193,077
Liabilities in excess of other assets — (0.1)% (2,330,626)
NET ASSETS — 100.0%
$ 4,177,862,451
(a) Investment in master fund.
The accompanying notes are an integral part of these financial statements.

8 - Statements of Assets and Liabilities - December 31, 2025 - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
Assets:
Investment in Master Fund (Note 1) $ 6,391,593,302
Receivable for investments sold 1,265,510
Receivable for capital shares issued 462,680
Prepaid expenses 4,790
Total Assets 6,393,326,282
Liabilities:
Payable for capital shares redeemed 1,728,190
Accrued expenses and other payables:
Fund administration fees 130,511
Master feeder service provider fee 625,989
Distribution fees 1,358,989
Administrative servicing fees 1,301,511
Accounting and transfer agent fees 10,114
Trustee fees 84
Custodian fees 20,741
Compliance program costs (Note 3) 6,884
Professional fees 40,625
Printing fees 57,178
Other 25,038
Total Liabilities 5,305,854
Net Assets $ 6,388,020,428
Cost of investment in Master Fund 4,217,237,323
Represented by:
Capital $ 3,611,598,942
Total distributable earnings (loss) 2,776,421,486
Net Assets $ 6,388,020,428

American Funds - December 31, 2025 - Statements of Assets and Liabilities - 9
NVIT American
Funds Bond Fund
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 3,265,625,169 $ 688,825,255 $ 2,516,099,434 $ 4,180,193,077
147,609 99,931 16,858,452 377,283
11,216 — 73 444,248
2,532 660 3,035 3,955
3,265,786,526 688,925,846 2,532,960,994 4,181,018,563
158,825 99,931 16,858,525 821,531
72,195 23,664 58,044 89,363
321,271 64,838 229,303 402,937
696,702 145,262 537,015 891,383
637,316 139,748 518,028 845,132
5,011 923 3,103 6,433
29 2 48 32
10,346 2,076 7,344 13,718
3,615 731 2,657 4,548
24,476 9,826 15,781 28,173
37,767 17,561 13,604 40,548
14,062 1,159 3,063 12,314
1,981,615 505,721 18,246,515 3,156,112
$ 3,263,804,911 $ 688,420,125 $ 2,514,714,479 $ 4,177,862,451
3,467,018,896 499,925,340 1,488,397,284 2,726,037,386
$ 3,645,083,238 $ 427,066,281 $ 1,397,183,802 $ 1,943,194,190
(381,278,327) 261,353,844 1,117,530,677 2,234,668,261
$ 3,263,804,911 $ 688,420,125 $ 2,514,714,479 $ 4,177,862,451

10 - Statements of Assets and Liabilities - December 31, 2025 - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
Net Assets:
Class II Shares $ 6,388,020,428
Total $ 6,388,020,428
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 206,168,281
Total 206,168,281
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 30 .98

American Funds - December 31, 2025 - Statements of Assets and Liabilities - 11
NVIT American
Funds Bond Fund
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 3,263,804,911 $ 688,420,125 $ 2,514,714,479 $ 4,177,862,451
$ 3,263,804,911 $ 688,420,125 $ 2,514,714,479 $ 4,177,862,451
277,934,040 15,590,199 15,612,475 51,855,034
277,934,040 15,590,199 15,612,475 51,855,034
$ 11 .74 $ 44 .16 $ 161 .07 $ 80 .57

12 - Statements of Operations - For the Year Ended December 31, 2025 - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
INVESTMENT INCOME:
Dividend income from Master Fund $ 138,406,699
Total Income 138,406,699
EXPENSES:
Fund administration fees 1,408,145
Master feeder service provider fees 15,812,868
Distribution fees Class II Shares 15,812,868
Administrative servicing fees Class II Shares 15,812,868
Professional fees 188,948
Printing fees 115,643
Trustee fees 244,065
Custodian fees 59,415
Accounting and transfer agent fees 34,884
Compliance program costs (Note 3) 27,954
Other 60,178
Total expenses before fees waived 49,577,836
Master feeder service provider fees waived (Note 3) (9,695,020)
Net Expenses 39,882,816
NET INVESTMENT INCOME/(LOSS) 98,523,883
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from Master Fund 441,907,724
Net realized gains (losses) from:
Transactions in Master Fund 75,142,109
Net realized gains (losses) 517,049,833
Net change in unrealized appreciation/depreciation in the value of:
Master Fund 294,523,533
Net change in unrealized appreciation/depreciation 294,523,533
Net realized/unrealized gains (losses) 811,573,366
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 910,097,249

American Funds - For the Year Ended December 31, 2025 - Statements of Operations - 13
NVIT American
Funds Bond Fund
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 143,269,078 $ 10,332,572 $ 5,484,254 $ 46,031,070
143,269,078 10,332,572 5,484,254 46,031,070
752,597 180,256 529,273 930,631
8,214,612 1,580,133 5,626,244 10,277,951
8,214,612 1,580,133 5,626,244 10,277,951
8,214,612 1,580,133 5,626,244 10,277,951
105,561 31,486 73,126 126,293
62,585 5,927 34,648 79,060
126,387 24,478 88,341 159,886
30,763 6,689 35,157 51,521
17,903 3,657 12,529 22,837
14,552 2,795 9,866 18,194
32,585 5,656 21,967 39,426
25,786,769 5,001,343 17,683,639 32,261,701
(5,036,518) (968,687) (3,449,243) (6,301,479)
20,750,251 4,032,656 14,234,396 25,960,222
122,518,827 6,299,916 (8,750,142) 20,070,848
— 77,503,209 175,158,927 698,723,587
(105,566,944) (812,613) (146,698) 79,192,440
(105,566,944) 76,690,596 175,012,229 777,916,027
197,541,805 40,065,080 247,156,204 (107,382,627)
197,541,805 40,065,080 247,156,204 (107,382,627)
91,974,861 116,755,676 422,168,433 670,533,400
$ 214,493,688 $ 123,055,592 $ 413,418,291 $ 690,604,248

The accompanying notes are an integral part of these financial statements.
14 - Statements of Changes in Net Assets - December 31, 2025 - American Funds
NVIT American Funds Asset Allocation Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income $ 98,523,883 $ 108,459,272
Net realized gains (losses) 517,049,833 363,837,967
Net change in unrealized appreciation/depreciation 294,523,533 486,029,695
Change in net assets resulting from operations 910,097,249 958,326,934
Distributions to Shareholders From:
Distributable earnings:
Class II (356,746,141) (229,609,943)
Change in net assets from shareholder distributions (356,746,141) (229,609,943)
Change in net assets from capital transactions (524,761,331) (722,056,685)
Change in net assets 28,589,777 6,660,306
Net Assets:
Beginning of year 6,359,430,651 6,352,770,345
End of year $ 6,388,020,428 $ 6,359,430,651
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 60,172,742 $ 39,671,466
Dividends reinvested 356,746,141 229,609,943
Cost of shares redeemed (941,680,214) (991,338,094)
Total Class II Shares (524,761,331) (722,056,685)
Change in net assets from capital transactions $ (524,761,331) $ (722,056,685)
SHARE TRANSACTIONS:
Class II Shares
Issued 2,068,995 1,474,182
Reinvested 11,943,292 8,463,323
Redeemed (31,627,941) (36,111,584)
Total Class II Shares (17,615,654) (26,174,079)
Total change in shares (17,615,654) (26,174,079)

American Funds - December 31, 2025 - Statements of Changes in Net Assets - 15
NVIT American Funds Bond Fund NVIT American Funds Global Growth Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 122,518,827 $ 124,224,557 $ 6,299,916 $ 6,600,657
(105,566,944) (79,162,998) 76,690,596 18,330,410
197,541,805 (8,594,882) 40,065,080 43,403,877
214,493,688 36,466,677 123,055,592 68,334,944
— — (18,201,755) (32,351,792)
— — (18,201,755) (32,351,792)
(267,056,163) (91,132,149) (389,708) 21,008,915
(52,562,475) (54,665,472) 104,464,129 56,992,067
3,316,367,386 3,371,032,858 583,955,996 526,963,929
$ 3,263,804,911 $ 3,316,367,386 $ 688,420,125 $ 583,955,996
$ 388,263,495 $ 358,828,628 $ 32,885,816 $ 35,673,262
— — 18,201,755 32,351,792
(655,319,658) (449,960,777) (51,477,279) (47,016,139)
(267,056,163) (91,132,149) (389,708) 21,008,915
$ (267,056,163) $ (91,132,149) $ (389,708) $ 21,008,915
34,256,950 33,430,898 821,003 928,760
— — 435,136 888,054
(57,737,000) (41,017,794) (1,251,749) (1,231,073)
(23,480,050) (7,586,896) 4,390 585,741
(23,480,050) (7,586,896) 4,390 585,741

The accompanying notes are an integral part of these financial statements.
16 - Statements of Changes in Net Assets - December 31, 2025 - American Funds
NVIT American Funds Growth Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
OPERATIONS:
Net investment income/(loss) $ (8,750,142) $ (836,753)
Net realized gains 175,012,229 33,965,083
Net change in unrealized appreciation/depreciation 247,156,204 454,464,622
Change in net assets resulting from operations 413,418,291 487,592,952
Distributions to Shareholders From:
Distributable earnings:
Class II (36,310,640) (67,696,561)
Change in net assets from shareholder distributions (36,310,640) (67,696,561)
Change in net assets from capital transactions 46,773,921 76,929,524
Change in net assets 423,881,572 496,825,915
Net Assets:
Beginning of year 2,090,832,907 1,594,006,992
End of year $ 2,514,714,479 $ 2,090,832,907
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 245,514,953 $ 144,082,982
Dividends reinvested 36,310,640 67,696,561
Cost of shares redeemed (235,051,672) (134,850,019)
Total Class II Shares 46,773,921 76,929,524
Change in net assets from capital transactions $ 46,773,921 $ 76,929,524
SHARE TRANSACTIONS:
Class II Shares
Issued 1,667,427 1,135,993
Reinvested 232,136 569,453
Redeemed (1,600,612) (1,120,625)
Total Class II Shares 298,951 584,821
Total change in shares 298,951 584,821

American Funds - December 31, 2025 - Statements of Changes in Net Assets - 17
NVIT American Funds Growth-Income Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
$ 20,070,848 $ 26,825,878
777,916,027 312,137,538
(107,382,627) 521,989,725
690,604,248 860,953,141
(302,664,513) (205,612,336)
(302,664,513) (205,612,336)
(317,253,387) (490,241,567)
70,686,348 165,099,238
4,107,176,103 3,942,076,865
$ 4,177,862,451 $ 4,107,176,103
$ 132,808,039 $ 22,231,877
302,664,513 205,612,336
(752,725,939) (718,085,780)
(317,253,387) (490,241,567)
$ (317,253,387) $ (490,241,567)
1,941,387 304,182
3,917,987 2,976,438
(9,648,323) (10,332,064)
(3,788,949) (7,051,444)
(3,788,949) (7,051,444)

18 - Financial Highlights - December 31, 2025 - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Asset Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
12/31/2025 $ 28.42 $ 0.46 $ 3.85 $ 4.31 $ — $ (1.75) $ (1.75) $ 30.98 15.41% $ 6,388,020 0.63% 1.56% 0.78% 9.54%
12/31/2024 25.42 0.46 3.56 4.02 — (1.02) (1.02) 28.42 16.00% 6,359,431 0.63% 1.68% 0.78% 6.81%
12/31/2023 24.92 0.45 2.80 3.25 — (2.75) (2.75) 25.42 13.84% 6,352,770 0.63% 1.77% 0.78% 6.52%
12/31/2022 30.10 0.39 (4.54) (4.15) — (1.03) (1.03) 24.92 (13.74)% 6,255,557 0.64% 1.47% 0.79% 9.34%
12/31/2021 26.69 0.33 3.59 3.92 (0.33) (0.18) (0.51) 30.10 14.71% 7,871,634 0.63% 1.13% 0.79% 6.99%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund. For additional information on the Master funds, please refer to the Prospectus and Statement of Additional
Information.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - December 31, 2025 - Financial Highlights - 19
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
12/31/2025 $ 11.00 $ 0.42 $ 0.32 $ 0.74 $ — $ — $ — $ 11.74 6.73% $ 3,263,805 0.63% 3.73% 0.78% 16.01%
12/31/2024 10.91 0.40 (0.31) 0.09 — — — 11.00 0.82% 3,316,367 0.63% 3.63% 0.78% 13.68%
12/31/2023 10.44 0.32 0.15 0.47 — — — 10.91 4.50% 3,371,033 0.63% 3.04% 0.79% 9.58%
12/31/2022 12.23 0.27 (1.83) (1.56) — (0.23) (0.23) 10.44 (12.80)% 3,190,402 0.64% 2.42% 0.79% 7.85%
12/31/2021 12.63 0.13 (0.22) (0.09) (0.24) (0.07) (0.31) 12.23 (0.72)% 3,984,320 0.63% 1.02% 0.79% 5.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund. For additional information on the Master funds, please refer to the Prospectus and Statement of Additional
Information.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

20 - Financial Highlights - December 31, 2025 - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Global Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
12/31/2025 $ 37.47 $ 0.40 $ 7.48 $ 7.88 $ — $ (1.19) $ (1.19) $ 44.16 21.21% $ 688,420 0.64% 1.00% 0.79% 7.74%
12/31/2024 35.13 0.44 4.14 4.58 — (2.24) (2.24) 37.47 13.23% 583,956 0.64% 1.16% 0.79% 7.72%
12/31/2023 31.94 0.17 6.61 6.78 — (3.59) (3.59) 35.13 22.14% 526,964 0.64% 0.50% 0.79% 10.06%
12/31/2022 45.52 0.10 (11.56) (11.46) — (2.12) (2.12) 31.94 (25.05)% 461,929 0.65% 0.28% 0.80% 8.48%
12/31/2021 40.25 (0.02) 6.49 6.47 — (1.20) (1.20) 45.52 16.00% 628,455 0.64% (0.05)% 0.79% 5.47%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund. For additional information on the Master funds, please refer to the Prospectus and Statement of Additional
Information.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - December 31, 2025 - Financial Highlights - 21
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
12/31/2025 $ 136.54 $ (0.57) $ 27.50 $ 26.93 $ — $ (2.40) $ (2.40) $ 161.07 19.78% $ 2,514,714 0.63% (0.39)% 0.79% 9.70%
12/31/2024 108.22 (0.06) 33.07 33.01 — (4.69) (4.69) 136.54 31.15%   2,090,833 0.63%   (0.05)%   0.79%   6.71%
12/31/2023 88.05 (0.03) 32.27 32.24 — (12.07) (12.07) 108.22 37.95% 1,594,007 0.64% (0.03)% 0.79% 9.21%
12/31/2022 144.51 (0.04) (42.74) (42.78) — (13.68) (13.68) 88.05 (30.22)% 1,169,864 0.64% (0.04)% 0.79% 7.47%
12/31/2021 120.82 (0.18) 26.12 25.94 — (2.25) (2.25) 144.51 21.53% 1,623,551 0.63% (0.13)% 0.79% 4.95%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund. For additional information on the Master funds, please refer to the Prospectus and Statement of Additional
Information.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

22 - Financial Highlights - December 31, 2025 - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Growth-Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
12/31/2025 $ 73.81 $ 0.38 $ 12.38 $ 12.76 $ — $ (6.00) $ (6.00) $ 80.57 17.64% $ 4,177,862 0.63% 0.49% 0.78% 18.60%
12/31/2024 62.88 0.47 14.21 14.68 — (3.75) (3.75) 73.81 23.76% 4,107,176 0.63% 0.66% 0.78% 6.00%
12/31/2023 54.99 0.55 13.04 13.59 — (5.70) (5.70) 62.88 25.68% 3,942,077 0.63% 0.93% 0.78% 6.96%
12/31/2022 67.84 0.52 (11.95) (11.43) — (1.42) (1.42) 54.99 (16.82)% 3,656,955 0.64% 0.90% 0.79% 7.84%
12/31/2021 56.43 0.45 12.82 13.27 (0.68) (1.18) (1.86) 67.84 23.65% 4,518,602 0.63% 0.72% 0.79% 4.16%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund. For additional information on the Master funds, please refer to the Prospectus and Statement of Additional
Information.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - December 31, 2025 - Notes to Financial Statements - 23
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2025, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT American Funds Asset Allocation Fund ("American Funds Asset Allocation")
NVIT American Funds Bond Fund ("American Funds Bond")
NVIT American Funds Global Growth Fund ("American Funds Global Growth")
NVIT American Funds Growth Fund ("American Funds Growth")
NVIT American Funds Growth-Income Fund ("American Funds Growth-Income")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Funds.
Each Fund operates as a “feeder fund,” which means that each Fund does not buy individual securities directly, and may have additional investment and concentration risk. Instead, each Fund invests all of its assets in Class 1 shares of another mutual fund, a series of the American Funds Insurance Series
®
, (each, a “Master Fund”; collectively, the “Master Funds”) which invests directly in individual securities, as listed below. Each Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the
Master Funds, including the Statement of Investments, should be read in conjunction with each Fund’s financial statements. For accounting and financial reporting purposes, the Funds are treated as a fund-of-funds. The percentage of each Master Fund’s portfolio owned by each Fund as of December 31, 2025 was as follows:
The Funds currently offer Class II shares.
Each Master Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees
Fund Master Fund
% of Master
Fund
American Funds Asset Allocation American Funds Asset Allocation Fund 23.08%
American Funds Bond American Funds The Bond Fund of America 28.74%
American Funds Global Growth American Funds Global Growth Fund 7.54%
American Funds Growth American Funds Growth Fund 4.60%
American Funds Growth-Income American Funds Growth-Income Fund 9.58%

24 - Notes to Financial Statements - December 31, 2025 - American Funds
of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of each Master Fund in which each Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. Each
Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time)
on each day the exchange is open for trading. Please refer to Note 3 of the Master Funds' Annual Report, which is included along with this report, for the Master Funds' security valuation policies.
As of December 31, 2025, 100% of the market value of each Fund was determined based on Level 1 inputs.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2025, the Funds did not have overdrawn balances.
(c) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statements of Operations. Capital gain distributions received from the Master Fund are recognized on the ex-dividend date and are recorded as such on the Statements of Operations. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
(d) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2025 are primarily attributable to consent dividends and capital distributions from the Master Funds. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2025 may primarily be attributable to outstanding wash sale loss deferrals. These reclassifications

American Funds - December 31, 2025 - Notes to Financial Statements - 25
have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2025 were as follows:
(e) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
As of December 31, 2025, the estimated maximum amounts each Fund may claim as consent dividends for 2025 are as follows:
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax
Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the year ended December 31, 2025, the Funds did not pay a significant amount of foreign or U.S.
federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
(f) Allocation of Expenses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
(g) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
Fund Capital
Total
Distributable
Earnings (Loss)
American Funds Asset Allocation $ 108,459,272 $ (108,459,272)
American Funds Bond 124,224,557 (124,224,557)
American Funds Global Growth 6,857,823 (6,857,823)
American Funds Growth – –
American Funds Growth-Income 31,208,805 (31,208,805)
Fund
Ordinary Distribution
Available for Consent
Dividend
American Funds Asset Allocation $ 135,542,089
American Funds Bond 122,518,827
American Funds Global Growth 7,033,115
American Funds Growth 13,776,447
American Funds Growth-Income 59,396,695

26 - Notes to Financial Statements - December 31, 2025 - American Funds
3. Transactions with Affiliates
Under the terms of each Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC
(“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-
investment advisory master-feeder operational support services to the Funds. Under the terms of the Trust’s Master-Feeder
Services Agreement with NFM on behalf of the Funds, each Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives a portion of the fees
NFM receives for providing the Funds with non-investment advisory master-feeder operational support services according to the following schedule.
NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing
Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2025, NFM earned an aggregate of $3,800,902 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2025, the Funds' aggregate portion of such costs amounted to $73,361.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate of 0.25%.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class II shares of each Fund.
Fund Fee Schedule
Advisory Fee Waiver
(annual rate)
All Funds Up to $2.5 billion 0.1425%
$2.5 billion and up to $5 billion 0.1450%
$5 billion and up to $10 billion 0.1525%
$10 billion and up to $15 billion 0.1575%
$15 billion and up to $25 billion 0.1725%
$25 billion and more 0.1900%
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

American Funds - December 31, 2025 - Notes to Financial Statements - 27
For the year ended December 31, 2025, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2025, each Fund’s total administrative services fees were as follows:
As described in Note 1, each Fund invests all its assets in Class 1 shares of a Master Fund. Therefore, the shares and market value of each Fund’s investment in the respective Master Fund, as well as any dividend /income, capital gain distributions received, net realized gains/losses, and purchases/sales of investment in each Master Fund, are considered affiliated investments.
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the year ended December 31, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Funds may
participate in an interfund lending program among Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2025, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended December 31, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Class II
American Funds Asset Allocation 0.25%
American Funds Bond 0.25
American Funds Global Growth 0.25
American Funds Growth 0.25
American Funds Growth-Income 0.25
Fund Amount
American Funds Asset Allocation $ 15,812,868
American Funds Bond 8,214,612
American Funds Global Growth 1,580,133
American Funds Growth 5,626,244
American Funds Growth-Income 10,277,951
Fund Purchases
*
Sales
American Funds Asset Allocation $ 606,123,891 $ 947,300,569
American Funds Bond 527,071,066 671,687,695
American Funds Global Growth 114,285,629 49,049,767
American Funds Growth 396,943,408 219,884,470
American Funds Growth-Income 868,479,734 769,617,633
* Purchases include reinvestments of income and realized gain distributions, as applicable.

28 - Notes to Financial Statements - December 31, 2025 - American Funds
6. Risks Associated with Investment in Master Fund
Each Fund concentrates its investment primarily in a single underlying fund. Therefore, each Fund has the same principal risks as the Master Fund in which it invests. Please refer to Note 4 of the Master Fund Annual Report, which is included along with this report, for each Master Fund’s principal risks of investments. The relative concentration in a Master Fund also may affect the direct performance of a Fund, positively or negatively, and may have a greater risk of loss.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Other Matters
A Master Fund does not charge a Fund any sales charge for buying or selling shares. However, a Fund indirectly pays a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2025 was as follows:
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
American Funds Asset Allocation $ 33,079,546 $ 323,666,595 $ 356,746,141 $ – $ 356,746,141
American Funds Bond – – – – –
American Funds Global Growth 322,473 17,879,282 18,201,755 – 18,201,755
American Funds Growth 64,423 36,246,217 36,310,640 – 36,310,640
American Funds Growth-Income 10,638,666 292,025,847 302,664,513 – 302,664,513
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
American Funds Asset Allocation $ – $ 229,609,943 $ 229,609,943 $ – $ 229,609,943
American Funds Bond – – – – –
American Funds Global Growth 89,870 32,261,922 32,351,792 – 32,351,792
American Funds Growth – 67,696,561 67,696,561 – 67,696,561
American Funds Growth-Income 150,206 205,462,130 205,612,336 – 205,612,336
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

American Funds - December 31, 2025 - Notes to Financial Statements - 29
As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
As of December 31, 2025, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2025.
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total
Accumulated
Earnings
(Deficit)
American Funds Asset Allocation $ 161,850,056 $ 450,559,632 $ 612,409,688 $ – $ – $ 2,164,011,798 $ 2,776,421,486
American Funds Bond 122,518,827 – 122,518,827 – (143,174,494) (360,622,660) (381,278,327)
American Funds Global Growth 7,360,233 76,709,609 84,069,842 – – 177,284,002 261,353,844
American Funds Growth 17,006,137 152,415,405 169,421,542 – – 948,109,135 1,117,530,677
American Funds Growth-Income 99,970,830 698,417,164 798,387,994 – – 1,436,280,267 2,234,668,261
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
American Funds Asset Allocation $ 4,227,581,504 $ 2,164,085,965 $ (74,167) $ 2,164,011,798
American Funds Bond 3,626,247,829 5,381,842 (366,004,502) (360,622,660)
American Funds Global Growth 511,541,253 177,284,002 – 177,284,002
American Funds Growth 1,567,990,299 948,109,135 – 948,109,135
American Funds Growth-Income 2,743,912,810 1,436,355,799 (75,532) 1,436,280,267
Fund Amount
American Funds Bond $ (143,174,494)

30 - Report of Independent Registered Public Accounting Firm - December 31, 2025 - American Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT American Funds Asset
Allocation Fund, NVIT American Funds Bond Fund, NVIT American Funds Global Growth Fund, NVIT American Funds
Growth Fund and NVIT American Funds Growth-Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT American
Funds Asset Allocation Fund, NVIT American Funds Bond Fund, NVIT American Funds Global Growth Fund, NVIT American
Funds Growth Fund and NVIT American Funds Growth-Income Fund (five of the funds constituting Nationwide Variable Insurance
Trust, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31,
2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2026
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

American Funds - December 31, 2025 (Unaudited) - Supplemental Information - 31
Other Federal Tax Information
For the year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.
For the taxable year ended December 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
American Funds Asset Allocation 28 .20%
American Funds Bond –
American Funds Global Growth 28 .50
American Funds Growth 33 .70
American Funds Growth-Income 47 .21
Fund Amount
American Funds Asset Allocation $ 323,666,595
American Funds Bond –
American Funds Global Growth 17,879,282
American Funds Growth 36,246,217
American Funds Growth-Income 292,025,847

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-AMF (2-26)

ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Global Growth Fund

Class 1 for the year ended December 31, 2025

This annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the “fund”) for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$47	0.42%

Management’s discussion of fund performance

The fund’s Class 1 shares gained 21.98% for the year ended December 31, 2025. That result compares with a 22.34% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large-cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.

Most sectors posted gains for the fund, with information technology, industrials, financials and consumer staples contributing most significantly. Returns from the communication services and consumer discretionary sectors were also positive, though below the portfolio’s overall returns. Companies based in the U.S., France and Taiwan made meaningful contributions to investment results.

Conversely, the health care and real estate sectors were the largest detractors from overall results. Country-wise, holdings in Denmark and Australia were among the most notable detractors for the fund.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 year	5 years	10 years
Global Growth Fund — Class 1*	21.98%	8.51%	12.46%
MSCI ACWI (All Country World Index)†	22.34%	11.19%	11.72%

*	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key fund statistics

Fund net assets (in millions)	$9,131
Total number of portfolio holdings	169
Total advisory fees paid (in millions)	$31
Portfolio turnover rate	45%

Portfolio holdings by sector (percent of net assets)

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-077-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Growth Fund

Class 1 for the year ended December 31, 2025

This annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the “fund”) for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$37	0.34%

Management’s discussion of fund performance

The fund’s Class 1 shares gained 20.54% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation drove the S&P 500 Index to record highs. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.

Most sectors posted gains for the fund, with information technology and communication services contributing significantly. The industrials and materials sectors also delivered positive returns. U.S.-based holdings, representing the majority of the portfolio, contributed most of the fund’s performance.

Conversely, the financials and energy sectors were detractors from overall results.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 year	5 years	10 years
Growth Fund — Class 1*	20.54%	13.66%	18.26%
S&P 500 Index†	17.88%	14.42%	14.82%

*	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key fund statistics

Fund net assets (in millions)	$54,679
Total number of portfolio holdings	241
Total advisory fees paid (in millions)	$152
Portfolio turnover rate	27%

Portfolio holdings by sector (percent of net assets)

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-027-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Growth-Income Fund

Class 1 for the year ended December 31, 2025

This annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the “fund”) for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$31	0.28%

Management’s discussion of fund performance

The fund’s Class 1 shares gained 18.37% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 reached record highs as solid corporate earnings from large-cap technology companies outweighed concerns about the economic impact of tariffs. Consumer spending remained resilient, fueling economic growth. However, persistent labor market softness led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the year.

Most sectors contributed positively to fund results, with information technology, industrials and communication services being particularly impactful. Financials posted positive returns, although they lagged the overall portfolio. Consumer staples also added to absolute returns but represented a relatively small portion of fund holdings.

Conversely, the materials and utilities sectors had negative returns and detracted from overall results.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 year	5 years	10 years
Growth-Income Fund — Class 1*	18.37%	14.19%	14.20%
S&P 500 Index†	17.88%	14.42%	14.82%

*	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key fund statistics

Fund net assets (in millions)	$43,627
Total number of portfolio holdings	150
Total advisory fees paid (in millions)	$104
Portfolio turnover rate	27%

Portfolio holdings by sector (percent of net assets)

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-026-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Asset Allocation Fund

Class 1 for the year ended December 31, 2025

This annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the “fund”) for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$32	0.30%

Management’s discussion of fund performance

The fund’s Class 1 shares gained 16.16% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

U.S. equities saw strong gains, with the S&P 500 Index hitting record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on the lingering effect of tariffs, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.

Within the fund, most equity sectors produced positive returns, with information technology being particularly additive to results. The materials, industrials and consumer staples sectors also saw returns surpassing those of the overall portfolio. Conversely, the fund’s holdings in the financials, energy and utilities sectors detracted from the broader portfolio’s returns.

Fixed income returns lagged equities but continued to help fulfill their roles of serving as a ballast and generating income. Corporate bonds and securitized debt were among the top contributors, though securitized debt lagged the total portfolio return. A modest allocation to high-yield bonds also supported returns.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 year	5 years	10 years
Asset Allocation Fund — Class 1*	16.16%	9.24%	10.05%
S&P 500 Index†	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index†	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index†	7.30%	(0.36)%	2.01%

*	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key fund statistics

Fund net assets (in millions)	$27,675
Total number of portfolio holdings	2,128
Total advisory fees paid (in millions)	$72
Portfolio turnover rate including mortgage dollar roll transactions	115%
Portfolio turnover rate excluding mortgage dollar roll transactions	72%

Portfolio holdings by asset type (percent of net assets)

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-070-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – The Bond Fund of America

Class 1 for the year ended December 31, 2025

This annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the “fund”) for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.24%

Management’s discussion of fund performance

The fund’s Class 1 shares gained 7.40% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.

Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.

In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results, however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 year	5 years	10 years
The Bond Fund of America — Class 1*	7.40%	0.10%	2.61%
Bloomberg U.S. Aggregate Index†	7.30%	(0.36)%	2.01%

*	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key fund statistics

Fund net assets (in millions)	$11,356
Total number of portfolio holdings	2,101
Total advisory fees paid (in millions)	$23
Portfolio turnover rate including mortgage dollar roll transactions	247%
Portfolio turnover rate excluding mortgage dollar roll transactions	159%

Portfolio holdings by asset type (percent of net assets)

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-078-0226 © 2026 Capital Group. All rights reserved.

CAPITAL GROUP® | AMERICAN FUNDS®

American Funds Insurance Series®

Financial Statements and Other Information
N-CSR Items 7-11

for the year ended December 31, 2025

Lit. No. INGEFP4-998-0226 © 2026 Capital Group. All rights reserved.

Global Growth Fund

Investment portfolio December 31, 2025

Common stocks 96.94%	Shares	Value (000)
Information technology 29.37%
Taiwan Semiconductor Manufacturing Co., Ltd.	10,705,200	$522,985
Broadcom, Inc.	1,107,449	383,288
Microsoft Corp.	740,348	358,047
NVIDIA Corp.	1,437,636	268,119
ASML Holding NV (ADR)	120,673	129,103
ASML Holding NV	105,955	113,257
Micron Technology, Inc.	433,659	123,771
NEC Corp.	2,693,871	90,835
Samsung Electronics Co., Ltd.	1,068,680	89,068
SK hynix, Inc.	157,999	71,546
Cloudflare, Inc., Class A (a)	336,935	66,427
AppLovin Corp., Class A (a)	85,473	57,593
Tokyo Electron, Ltd.	237,700	52,203
Shopify, Inc., Class A, subordinate voting shares (a)	278,761	44,872
International Business Machines Corp.	131,299	38,892
EPAM Systems, Inc. (a)	179,438	36,763
Salesforce, Inc.	126,566	33,529
Intel Corp. (a)	902,119	33,288
Capgemini SE	176,911	29,299
Apple, Inc.	107,144	29,128
Ubiquiti, Inc.	51,660	28,586
Oracle Corp.	102,383	19,956
Dassault Systemes SE	701,879	19,604
Nemetschek SE	140,877	15,361
Check Point Software Technologies, Ltd. (a)	79,736	14,796
Synopsys,Inc. (a)	23,849	11,202
		2,681,518

Industrials 17.72%
Airbus SE, non-registered shares	640,525	148,572
Comfort Systems USA, Inc.	140,027	130,686
Safran SA	324,785	113,019
General Electric Co.	315,857	97,293
Siemens AG	330,684	92,868
Ryanair Holdings PLC (ADR)	1,180,370	85,211
Boeing Co. (The) (a)	372,821	80,947
Saab AB, Class B	1,217,750	70,832
BAE Systems PLC	2,424,921	55,747
GT Capital Holdings, Inc.	5,411,899	54,732
ATI, Inc. (a)	476,446	54,677
TransDigm Group, Inc.	38,430	51,106
RS Group PLC	5,414,909	45,232
Howmet Aerospace,Inc.	212,197	43,505
Core & Main, Inc., Class A (a)	797,398	41,441
ASSA ABLOY AB, Class B	1,034,590	40,110
Rocket Lab Corp. (a)	565,667	39,461
DSV A/S	153,094	38,526
Hitachi, Ltd.	1,228,900	38,125
Copart, Inc. (a)	878,862	34,407
Crane Co.	178,460	32,913
PACCAR, Inc.	286,995	31,429
The Toro Co.	373,724	29,420
Compagnie de Saint-Gobain SA, non-registered shares	270,675	27,477
Hanwha Aerospace Co., Ltd.	40,475	26,333
Alliance Global Group, Inc.	156,400,700	21,772
FTAI Aviation, Ltd.	102,740	20,224
Mitsui & Co., Ltd.	676,500	19,994
Deere & Co.	39,278	18,287
1	American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
GE Vernova,Inc.	24,758	$16,181
Daikin Industries, Ltd.	76,900	9,872
Ingersoll-Rand, Inc.	96,000	7,605
		1,618,004

Consumer discretionary 13.88%
Prosus NV, Class N	1,846,586	114,052
MercadoLibre, Inc. (a)	42,043	84,686
Renault SA	1,688,781	69,914
Inchcape PLC	6,234,573	64,629
Booking Holdings, Inc.	11,574	61,983
Starbucks Corp.	729,678	61,446
Compagnie Financiere Richemont SA, Class A	279,343	60,287
Amazon.com, Inc. (a)	239,344	55,245
Chipotle Mexican Grill, Inc. (a)	1,462,554	54,114
Hyundai Motor Co.	254,391	52,086
LKQ Corp.	1,640,562	49,545
LVMH Moet Hennessy-Louis Vuitton SE	64,729	48,799
Trip.com Group, Ltd. (ADR)	672,433	48,355
MGM China Holdings, Ltd.	28,793,200	48,329
General Motors Co.	519,771	42,268
InterContinental Hotels Group PLC	299,249	41,918
Restaurant Brands International, Inc. (CAD denominated)	607,375	41,446
Alibaba Group Holding, Ltd. (ADR)	268,854	39,409
Entain PLC	3,341,847	34,412
Industria de Diseno Textil SA	501,952	33,064
Hermes International	12,384	30,597
Sanrio Co., Ltd.	912,300	28,622
Carvana Co., Class A (a)	61,924	26,133
D.R. Horton, Inc.	173,953	25,054
Toll Brothers, Inc.	167,692	22,675
Wynn Macau, Ltd.	21,430,000	16,295
O’Reilly Automotive, Inc. (a)	134,120	12,233
		1,267,596

Financials 13.85%
Citigroup,Inc.	1,215,819	141,874
Banco Bilbao Vizcaya Argentaria SA	5,187,583	121,338
3i Group PLC	2,294,508	99,828
Brookfield Corp., Class A	2,138,896	98,154
Aon PLC, Class A	244,466	86,267
Visa, Inc., Class A	237,305	83,225
Prudential PLC	5,215,411	80,470
Fiserv, Inc. (a)	1,031,889	69,312
Societe Generale	809,341	65,207
Ameriprise Financial, Inc.	104,697	51,337
Allianz SE	106,923	49,042
Aviva PLC	4,545,916	41,620
Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,293,921	38,688
Japan Post Insurance Co., Ltd.	1,156,950	34,716
UniCredit SpA	359,971	29,883
CME Group, Inc., Class A	103,473	28,256
Coinbase Global, Inc., Class A (a)	97,796	22,116
MS&AD Insurance Group Holdings, Inc.	831,800	19,587
Arthur J. Gallagher & Co.	74,138	19,186
CaixaBank SA, non-registered shares	1,557,890	19,025
HSBC Holdings PLC (GBP denominated)	1,163,368	18,239
HDFC Bank, Ltd.	1,328,758	14,683

American Funds Insurance Series	2

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Eurobank SA	3,558,529	$14,263
Swissquote Group Holding, Ltd.	15,017	9,116
CVC Capital Partners PLC	542,527	9,085
		1,264,517

Health care 7.75%
Vertex Pharmaceuticals, Inc. (a)	213,311	96,707
Argenx SE (ADR) (a)	80,747	67,904
Regeneron Pharmaceuticals, Inc.	83,600	64,528
Thermo Fisher Scientific, Inc.	103,186	59,791
UnitedHealth Group,Inc.	179,184	59,150
Eli Lilly and Co.	43,922	47,202
EssilorLuxottica SA	144,508	45,690
Sanofi	378,504	36,721
Cigna Group (The)	132,736	36,533
AstraZeneca PLC	194,247	35,779
Pfizer, Inc.	1,418,993	35,333
Haleon PLC	6,192,098	31,333
Centene Corp. (a)	580,852	23,902
Bayer AG	537,074	23,168
Alnylam Pharmaceuticals, Inc. (a)	50,179	19,954
Novo Nordisk AS, Class B	237,847	12,124
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	367,000	11,454
		707,273

Communication services 5.39%
Meta Platforms, Inc., Class A	213,121	140,679
Alphabet,Inc., Class A	269,199	84,259
Spotify Technology SA (a)	118,391	68,751
Publicis Groupe SA	549,935	57,051
Bharti Airtel, Ltd.	2,029,589	47,612
Netflix, Inc. (a)	419,340	39,317
Nintendo Co., Ltd.	566,253	38,250
Tencent Holdings, Ltd.	213,900	16,391
		492,310

Consumer staples 3.33%
Nestle SA	695,583	69,136
Dollar General Corp.	408,173	54,193
Costco Wholesale Corp.	44,829	38,658
Carrefour SA, non-registered shares	2,201,230	36,717
Pernod Ricard SA	384,768	32,940
Coca-Cola HBC AG (CDI) (a)	445,087	23,050
Philip Morris International, Inc.	121,081	19,421
Monster Beverage Corp. (a)	239,297	18,347
Loblaw Cos., Ltd.	267,760	12,105
		304,567

Materials 2.48%
Lynas Rare Earths, Ltd. (a)	5,358,289	44,201
Agnico Eagle Mines, Ltd.	240,735	40,824
Amcor PLC (CDI)	3,567,000	29,808
Linde PLC	63,907	27,249
Sherwin-Williams Co.	81,338	26,356
First Quantum Minerals, Ltd. (a)	802,920	21,527

3	American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Syensqo SA	168,919	$13,566
Ecolab,Inc.	46,140	12,113
LyondellBasell Industries NV	250,227	10,835
		226,479

Energy 1.34%
NAC Kazatomprom JSC (GDR)	673,935	37,443
Canadian Natural Resources, Ltd. (CAD denominated)	1,066,948	36,139
Tourmaline Oil Corp.	612,792	27,489
Reliance Industries, Ltd.	789,344	13,778
TotalEnergies SE (EUR denominated)	112,486	7,331
		122,180

Real estate 1.24%
Mirvac Group REIT	25,439,540	34,719
Simon Property Group, Inc. REIT	168,674	31,223
Sun Hung Kai Properties, Ltd.	2,378,500	28,855
Dexus REIT	3,935,855	18,150
		112,947

Utilities 0.59%
Oklo, Inc., Class A (a)(b)	258,331	18,538
Veolia Environnement SA	429,985	14,981
FirstEnergy Corp.	286,296	12,818
NRG Energy, Inc.	50,420	8,029
		54,366
Total common stocks (cost: $5,566,337,000)		8,851,757

Short-term securities 3.17%
Money market investments 3.16%
Capital Group Central Cash Fund 3.79% (c)(d)	2,888,549	288,884

Money market investments purchased with collateral from securities on loan 0.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (c)(e)	1,098,443	1,098
Total short-term securities (cost: $289,944,000)		289,982
Total investment securities 100.11% (cost: $5,856,281,000)		9,141,739
Other assets less liabilities (0.11)%		(10,393)
Net assets 100.00%		$9,131,346

American Funds Insurance Series	4

Global Growth Fund (continued)

Investments in affiliates (d)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 3.16%
Money market investments 3.16%
Capital Group Central Cash Fund 3.79% (c)	$283,574	$1,841,815	$1,836,409	$(82)	$(14)	$288,884	$12,461

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 12/31/2025.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

5	American Funds Insurance Series

Global Small Capitalization Fund

Investment portfolio December 31, 2025

Common stocks 96.08%	Shares	Value (000)
Industrials 21.20%
International Container Terminal Services, Inc.	3,664,220	$35,133
ATI,Inc. (a)	265,862	30,510
Cleanaway Waste Management, Ltd.	17,157,789	29,580
Trelleborg AB, Class B	565,261	23,920
Takasago Thermal Engineering Co., Ltd.	806,148	22,853
Diploma PLC	300,405	21,440
Casella Waste Systems, Inc., Class A (a)	212,525	20,815
Adecco Group AG	694,197	20,168
Nexans SA	134,522	19,782
Modine Manufacturing Co. (a)	146,345	19,539
UL Solutions, Inc., Class A	236,384	18,641
Qantas Airways, Ltd.	2,530,925	17,461
Alaska Air Group, Inc. (a)	343,688	17,287
CBIZ, Inc. (a)	340,016	17,154
Carel Industries SpA	555,967	16,010
Comfort Systems USA, Inc.	16,788	15,668
VSE Corp.	90,068	15,561
Oshkosh Corp.	106,689	13,403
Bombardier, Inc., Class B (a)	75,000	12,759
Rumo SA	4,373,675	11,683
ICF International, Inc.	133,699	11,405
Inox Wind, Ltd. (a)	7,777,781	10,690
Kandenko Co., Ltd.	327,900	10,538
AFRY AB, Class B	642,228	10,430
Badger Infrastructure Solutions, Ltd.	183,079	9,755
Applied Industrial Technologies, Inc.	35,926	9,225
Addtech AB, Class B	245,222	8,714
Howden Joinery Group PLC	747,163	8,320
Neway Valve (Suzhou) Co., Ltd., Class A	1,107,550	8,219
dormakaba Holding AG	97,220	7,861
ESAB Corp.	68,792	7,685
First Advantage Corp. (a)	528,767	7,683
Sterling Infrastructure, Inc. (a)	24,972	7,647
Beijer Ref AB, Class B	445,805	7,172
Visional, Inc. (a)	105,238	6,730
IMCD NV	71,611	6,515
Sinfonia Technology Co., Ltd.	110,986	6,443
Huber + Suhner AG	35,267	6,381
Tetra Tech, Inc.	186,785	6,265
Engcon AB, Class B	624,455	5,619
Localiza Rent a Car SA, ordinary nominative shares	663,945	5,236
Localiza Rent a Car SA (a)	25,536	194
SATS, Ltd.	1,817,900	5,378
SPIE SA	90,533	5,211
Rosebank Industries PLC (a)	1,094,795	5,163
WESCO International, Inc.	20,529	5,022
XPO, Inc. (a)	35,214	4,786
Saia, Inc. (a)	13,577	4,433
RENK Group AG	60,784	3,806
Hensoldt AG (b)	41,633	3,598
Matson, Inc.	28,475	3,518
Reliance Worldwide Corp., Ltd.	1,357,484	3,485
Takuma Co., Ltd.	204,600	3,237
KEI Industries, Ltd.	64,373	3,195
IndiaMart InterMesh, Ltd.	113,259	2,802
Huaming Power Equipment Co., Ltd., Class A	647,600	2,314
Byrna Technologies, Inc. (a)(b)	98,413	1,652
McGrath RentCorp	3,980	418
		626,112

American Funds Insurance Series	6

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials 16.44%
IIFL Finance, Ltd. (a)	4,298,688	$29,178
Stifel Financial Corp.	224,039	28,054
HDFC Asset Management Co., Ltd.	907,132	26,969
SLM Corp.	972,198	26,308
Porto Seguro SA	2,915,882	25,720
Glacier Bancorp, Inc.	577,688	25,447
Cholamandalam Investment and Finance Co., Ltd.	1,274,960	24,092
First American Financial Corp.	379,577	23,321
Vontobel Holding AG	257,533	20,820
Max Financial Services, Ltd. (a)	975,628	18,142
SiriusPoint, Ltd. (a)	767,775	16,807
Kyoto Financial Group, Inc.	750,000	16,355
Pluxee NV	1,010,488	15,831
Janus Henderson Group PLC	299,721	14,258
Lazard, Inc., Class A	274,252	13,318
Home BancShares, Inc.	449,364	12,483
Gunma Bank, Ltd. (The)	1,068,100	11,747
Sprott, Inc.	109,623	10,737
GQG Partners, Inc. (CDI)	9,139,164	10,643
Banco del Bajio SA	3,890,796	9,827
Asia Commercial Joint Stock Bank	10,676,850	9,743
SouthState Bank Corp.	94,096	8,855
Eurobank SA	2,174,630	8,716
EFG International AG	334,117	7,988
FirstCash Holdings, Inc.	48,401	7,714
Hokuhoku Financial Group, Inc.	253,900	7,410
IG Group Holdings PLC	382,385	6,778
Patria Investments, Ltd., Class A	397,904	6,323
Discovery, Ltd.	381,042	5,240
JB Financial Group Co., Ltd.	282,792	5,023
PJT Partners, Inc., Class A	28,318	4,735
360 ONE WAM, Ltd.	356,178	4,703
Baldwin Insurance Group, Inc. (The), Class A (a)	180,849	4,346
CVB Financial Corp.	226,040	4,204
Root, Inc., Class A (a)	53,525	3,866
Pinnacle Investment Management Group, Ltd.	322,427	3,655
Haci A–mer Sabanci Holding AS	1,367,842	2,691
Capitec Bank Holdings, Ltd.	8,764	2,201
EZCORP,Inc., Class A, nonvoting shares (a)	74,602	1,449
		485,697

Information technology 14.52%
King Slide Works Co., Ltd.	253,784	30,159
Lumentum Holdings, Inc. (a)	80,942	29,834
Semtech Corp. (a)	376,056	27,712
MACOM Technology Solutions Holdings, Inc. (a)	156,241	26,761
Lattice Semiconductor Corp. (a)	358,889	26,407
Kokusai Electric Corp.	663,891	23,173
Q2 Holdings, Inc. (a)	305,539	22,048
CompoSecure, Inc., Class A (a)(c)	948,877	17,014
CompoSecure, Inc., Class A (a)	145,811	2,811
PAR Technology Corp. (a)(b)	466,983	16,942
Silicon Laboratories, Inc. (a)	116,697	15,252
Allegro MicroSystems,Inc. (a)	555,183	14,646
Rogers Corp. (a)	147,666	13,522
Credo Technology Group Holding, Ltd. (a)	92,021	13,241
Unity Software, Inc. (a)	277,946	12,277
Agilysys, Inc. (a)	96,907	11,516
Maruwa Co., Ltd.	41,254	11,156
Riken Keiki Co., Ltd.	530,000	10,840

7	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Pegasystems, Inc.	159,265	$9,511
Klaviyo,Inc., Class A (a)	284,599	9,241
Tokyo Seimitsu Co., Ltd.	124,023	8,770
eMemory Technology, Inc.	157,430	8,595
Fabrinet, non-registered shares (a)	14,995	6,827
Soitec (a)	177,920	4,810
Cellebrite DI, Ltd. (a)	253,216	4,565
Netskope, Inc., Class A (a)(b)	251,977	4,420
Via Transportation, Inc., Class A (a)(b)	141,377	4,101
OBIC Business Consultants Co., Ltd.	73,900	3,990
Insight Enterprises, Inc. (a)	47,429	3,864
Softcat PLC	195,529	3,717
Topicus.com, Inc., subordinate voting shares (a)	38,110	3,530
MongoDB, Inc., Class A (a)	8,355	3,507
Shibaura Mechatronics Corp.	26,300	3,190
Commvault Systems, Inc. (a)	24,418	3,061
HPSP Co., Ltd.	132,490	3,056
Cipher Mining, Inc. (a)(b)	206,487	3,048
MARA Holdings, Inc. (a)(b)	327,085	2,937
ASMPT, Ltd.	293,500	2,921
Domo, Inc., Class B (a)	300,977	2,537
Wolfspeed, Inc. (a)(b)	89,368	1,556
Hexaware Technologies, Ltd.	126,699	1,079
Bitdeer Technologies Group, Class A (a)(b)	49,512	555
Yotpo, Ltd. (a)(c)(d)	678,736	265
		428,964

Consumer discretionary 11.70%
CAVA Group, Inc. (a)(b)	547,511	32,133
Light & Wonder, Inc. CHESS Depositary Interest (a)	266,937	27,998
Entain PLC	2,694,154	27,743
TopBuild Corp. (a)	49,920	20,826
DraftKings, Inc., Class A (a)	535,848	18,465
Thor Industries, Inc.	170,817	17,538
Champion Homes, Inc. (a)	182,251	15,400
Sega Sammy Holdings, Inc.	878,000	13,727
Wyndham Hotels & Resorts, Inc.	175,062	13,228
Acushnet Holdings Corp.	165,000	13,170
LKQ Corp.	420,833	12,709
Patrick Industries, Inc.	96,348	10,447
Guzman y Gomez, Ltd.	668,245	9,643
Food & Life Cos., Ltd.	184,900	9,373
Steven Madden, Ltd. (b)	208,312	8,674
Ollies Bargain Outlet Holdings, Inc. (a)	74,296	8,144
Aditya Vision, Ltd.	1,363,712	7,408
Cartrade Tech, Ltd. (a)	227,495	7,154
tonies SE, Class A (a)	568,903	6,987
Grand Canyon Education, Inc. (a)	41,039	6,825
Dominos Pizza Enterprises, Ltd.	486,762	6,810
Lottomatica Group SpA	254,958	6,691
MRF, Ltd.	3,861	6,567
Yonex Co., Ltd.	300,000	6,362
Boot Barn Holdings, Inc. (a)	33,840	5,972
Inchcape PLC	420,301	4,357
Camping World Holdings, Inc., Class A	426,336	4,148
Cairn Homes PLC (EUR denominated)	1,597,882	3,891
Savers Value Village, Inc. (a)	367,506	3,433
Zalando SE, non-registered shares (a)	115,415	3,427
Smartfit Escola de Ginastica e Danca SA	677,584	2,865

American Funds Insurance Series	8

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Coats Group PLC	2,231,726	$2,529
Groupe Dynamite, Inc.	8,500	512
Metaplanet, Inc. (a)	137,850	350
		345,506

Health care 10.57%
Insulet Corp. (a)	85,352	24,260
Ensign Group, Inc. (The)	127,853	22,272
Carl Zeiss Meditec AG, non-registered shares (b)	417,299	19,593
IDEAYA Biosciences, Inc. (a)(b)	486,851	16,830
Bio-Rad Laboratories, Inc., Class A (a)	54,843	16,617
Max Healthcare Institute, Ltd.	1,220,256	14,191
Addus HomeCare Corp. (a)	125,640	13,492
Kymera Therapeutics, Inc. (a)	171,932	13,378
Rhythm Pharmaceuticals, Inc. (a)	112,926	12,088
Ambu AS, Class B, non-registered shares (b)	873,841	12,047
ADMA Biologics, Inc. (a)	596,196	10,875
Vitrolife AB	730,264	10,864
Bio-Techne Corp.	178,365	10,490
Zealand Pharma AS (a)	132,343	9,631
Masimo Corp. (a)(b)	72,354	9,410
Vimian Group AB (publ) (a)(b)	2,729,438	8,952
Asker Healthcare Group AB (a)	964,065	8,829
iRhythm Technologies, Inc. (a)	45,776	8,122
Encompass Health Corp.	62,771	6,662
BridgeBio Pharma, Inc. (a)	86,007	6,579
Shanghai Conant Optical Co., Ltd., Class H	902,000	6,258
Establishment Labs Holdings, Inc. (a)(b)	85,657	6,243
Indegene, Ltd.	933,888	5,409
Denali Therapeutics, Inc. (a)	315,416	5,208
CONMED Corp.	124,153	5,041
Dr. Lal PathLabs, Ltd.	301,052	4,966
AddLife AB, Class B	285,033	4,923
Aster DM Healthcare, Ltd.	688,425	4,725
Prestige Consumer Healthcare, Inc. (a)	53,648	3,310
Inhibrx Biosciences, Inc. (a)(b)	41,358	3,267
Enliven Therapeutics, Inc. (a)(b)	138,269	2,129
Waystar Holding Corp. (a)	59,700	1,955
Biohaven, Ltd. (a)	164,617	1,859
GeneDx Holdings Corp., Class A (a)	12,764	1,660
		312,135

Materials 7.75%
Resonac Holdings Co., Ltd.	1,078,714	45,051
Materion Corp.	237,927	29,579
Sumitomo Bakelite Co., Ltd.	830,059	27,399
Celanese Corp.	567,064	23,975
Lundin Mining Corp.	1,000,000	21,493
Lundin Gold, Inc.	202,100	16,789
Knife River Corp. (a)	174,361	12,266
Dyno Nobel, Ltd.	5,112,453	10,919
Louisiana-Pacific Corp.	110,000	8,884
Vicat SACA	85,775	7,625
Acerinox SA	437,480	6,481
Mitsui Kinzoku Co., Ltd.	41,700	4,711
Umicore SA	168,404	3,515
Cabot Corp.	48,229	3,197
Huhtamaki OYJ	82,277	2,867

9	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Arkema SA	34,302	$2,098
Mayr-Melnhof Karton AG, non-registered shares	17,249	1,882
Titan SA	1,455	90
		228,821

Communication services 3.97%
Nippon Television Holdings, Inc.	986,700	23,925
Magnite, Inc. (a)	1,429,601	23,202
Springer Nature AG & Co. KGaA, non-registered shares	593,839	13,346
Stubhub Holdings, Inc., Class A (a)(b)	900,000	12,177
New York Times Co., Class A	175,000	12,149
Indosat Tbk PT	85,573,409	11,905
Kadokawa Corp.	529,800	10,749
Rightmove PLC	1,080,615	7,555
Bharti Hexacom, Ltd.	63,232	1,282
Starz Entertainment Corp. (a)	82,800	969
		117,259

Consumer staples 3.25%
Raia Drogasil SA, ordinary nominative shares	7,751,754	33,248
BBB Foods, Inc., Class A (a)	767,003	25,610
Universal Robina Corp.	13,048,305	14,887
Lamb Weston Holdings, Inc.	320,000	13,405
Apotea Sverige AB (a)	593,629	5,929
e.l.f. Beauty, Inc. (a)	40,599	3,087
		96,166

Energy 2.66%
Weatherford International	409,326	32,034
CNX Resources Corp. (a)	525,389	19,319
Vista Energy, SAB de CV, Class A (ADR) (a)	207,708	10,107
Aegis Logistics Ltd.	790,464	6,306
Secure Waste Infrastructure Corp.	369,037	4,643
Cactus, Inc., Class A	77,043	3,519
Aegis Vopak Terminals, Ltd. (a)	953,011	2,643
		78,571

Real estate 2.41%
Charter Hall Group REIT	1,491,963	24,257
Embassy Office Parks REIT	4,429,528	21,465
Mindspace Business Parks REIT	1,250,000	6,607
NTT DC REIT (a)	5,706,900	5,815
Lodha Developers, Ltd.	442,564	5,226
St. Joe Co.	70,902	4,209
Altus Group, Ltd.	88,775	3,668
		71,247

Utilities 1.61%
Black Hills Corp.	280,286	19,457
Talen Energy Corp. (a)	23,357	8,755

American Funds Insurance Series	10

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Nippon Gas Co., Ltd.	364,000	$6,893
SembCorp Industries, Ltd.	1,425,500	6,655
IDACORP,Inc.	45,900	5,809
		47,569
Total common stocks (cost: $2,108,611,000)		2,838,047

Preferred securities 0.66%
Information technology 0.41%
SmartHR, Inc., Series D, preferred shares (a)(c)(d)	3,006	10,054
Yotpo, Ltd., Series F, preferred shares (a)(c)(d)	2,158,609	842
Yotpo, Ltd., Series B, preferred shares (a)(c)(d)	287,894	112
Yotpo, Ltd., Series C, preferred shares (a)(c)(d)	274,070	107
Yotpo, Ltd., Series A-1, preferred shares (a)(c)(d)	183,819	72
Yotpo, Ltd., Series A, preferred shares (a)(c)(d)	89,605	35
Yotpo, Ltd., Series C-1, preferred shares (a)(c)(d)	75,980	30
Yotpo, Ltd., Series D, preferred shares (a)(c)(d)	42,368	16
Yotpo, Ltd., Series B-1, preferred shares (a)(c)(d)	33,838	13
Outreach Corp., Series G, preferred shares (a)(c)(d)	154,354	807
		12,088

Financials 0.25%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	500,000	7,200
Total preferred securities (cost: $27,808,000)		19,288

Rights & warrants 0.00%
Consumer discretionary 0.00%
Smartfit Escola de Ginastica e Danca SA, rights, expire 1/6/2026 (a)	21,419	12

Convertible bonds & notes 0.05%	Principal amount (000)
Information technology 0.05%
Wolfspeed,Inc., convertible notes, 2.50% 6/15/2031	USD	773	1,149
Wolfspeed,Inc., convertible notes, 2.50% 6/15/2031 (e)		291	432
Total convertible bonds & notes (cost: $923,000)			1,581

Bonds, notes & other debt instruments 0.03%
Corporate bonds and notes 0.03%
Information technology 0.03%
Wolfspeed, Inc. 7.00% Cash 6/15/2031 (7.00% on 12/15/2030) (f)(g)		1,173	945
Total bonds, notes & other debt instruments (cost: $1,334,000)			945

Short-term securities 6.72%	Shares
Money market investments 2.90%
Capital Group Central Cash Fund 3.79% (h)(i)	856,817	85,690

11	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 2.33%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (h)(j)	55,116,990	$55,117
Capital Group Central Cash Fund 3.79% (h)(i)(j)	138,082	13,810
		68,927

	Weighted average yield at acquisition	Principal amount (000)
Commercial paper 1.49%
Oversea-Chinese Banking Corp., Ltd. 1/16/2026 (e)	3.214%	USD	21,500	21,464
TOTAL Holdings USA, Inc. 1/9/2026 (e)	2.868		22,500	22,479
				43,943
Total short-term securities (cost: $198,558,000)				198,560
Total investment securities 103.54% (cost: $2,337,234,000)				3,058,433
Other assets less liabilities (3.54)%				(104,630)
Net assets 100.00%				$2,953,803

Investments in affiliates (i)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Common stocks 0.00%
Consumer discretionary 0.00%
Lands’ End, Inc. (a)(k)	$27,594	$—	$16,981		$2,176	$(12,789)	$—	$—
Short-term securities 3.37%
Money market investments 2.90%
Capital Group Central Cash Fund 3.79% (h)	16,001	781,768	712,093		10	4	85,690	4,646
Money market investments purchased with collateral from securities on loan 0.47%
Capital Group Central Cash Fund 3.79% (h)(j)	19,927		6,117	(l)			13,810	—	(m)
Total short-term securities							99,500
Total 3.37%					$2,186	$(12,785)	$99,500	$4,646

Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CompoSecure, Inc., Class A (a)	12/24/2025	$17,554	$17,014	0.57%
SmartHR, Inc., Series D, preferred shares (a)(d)	5/28/2021	14,344	10,054	0.34
Yotpo, Ltd., Series F, preferred shares (a)(d)	2/25/2021	4,748	842	0.03
Yotpo, Ltd. (a)(d)	3/16/2021	1,418	265	0.01
Yotpo, Ltd., Series B, preferred shares (a)(d)	3/16/2021	602	112	0.01
Yotpo, Ltd., Series C, preferred shares (a)(d)	3/16/2021	573	107	0.00	(n)
Yotpo, Ltd., Series A-1, preferred shares (a)(d)	3/16/2021	384	72	0.00	(n)
Yotpo, Ltd., Series A, preferred shares (a)(d)	3/16/2021	187	35	0.00	(n)
Yotpo, Ltd., Series C-1, preferred shares (a)(d)	3/16/2021	159	30	0.00	(n)
Yotpo, Ltd., Series D, preferred shares (a)(d)	3/16/2021	88	16	0.00	(n)

American Funds Insurance Series	12

Global Small Capitalization Fund (continued)

Restricted securities (c) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Yotpo, Ltd., Series B-1, preferred shares (a)(d)	3/16/2021	$71	$13	0.00	%(n)
Outreach Corp., Series G, preferred shares (a)(d)	5/27/2021	4,517	807	0.03
Total		$44,645	$29,367	0.99%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Value determined using significant unobservable inputs.
(e)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $44,375,000, which represented 1.50% of the net assets of the fund.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(g)	Step bond; coupon rate may change at a later date.
(h)	Rate represents the seven-day yield at 12/31/2025.
(i)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(j)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(k)	Affiliated issuer during the reporting period but no longer held at 12/31/2025.
(l)	Represents net activity. Refer to Note 5 for more information on securities lending.
(m)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(n)	Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

CDI = CREST Depository Interest

EUR = Euros

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

13	American Funds Insurance Series

Growth Fund

Investment portfolio December 31, 2025

Common stocks 97.05%	Shares	Value (000)
Information technology 30.03%
NVIDIA Corp.	14,633,168	$2,729,086
Broadcom,Inc.	7,127,917	2,466,972
Microsoft Corp.	4,705,891	2,275,863
Micron Technology, Inc.	4,145,247	1,183,095
Shopify, Inc., Class A, subordinate voting shares (a)	6,681,199	1,075,473
Apple, Inc.	3,469,920	943,333
Cloudflare, Inc., Class A (a)	3,933,670	775,523
Salesforce, Inc.	2,329,847	617,200
Taiwan Semiconductor Manufacturing Co., Ltd.	9,590,699	468,538
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	178,139	54,135
SK hynix, Inc.	1,021,431	462,530
Strategy, Inc., Class A (a)	2,430,046	369,246
Constellation Software, Inc.	144,522	347,619
Fair Isaac Corp. (a)	159,463	269,591
Synopsys, Inc. (a)	548,921	257,839
AppLovin Corp., Class A (a)	321,334	216,521
KLA Corp.	161,842	196,651
Unity Software, Inc. (a)	4,187,714	184,971
Adobe, Inc. (a)	464,126	162,440
Intel Corp. (a)	4,381,849	161,690
Amphenol Corp., Class A	1,061,587	143,463
ASML Holding NV (ADR)	121,131	129,593
ASML Holding NV	11,142	11,910
Klaviyo, Inc., Class A (a)	3,758,673	122,044
Gartner,Inc. (a)	440,392	111,102
DocuSign, Inc. (a)	1,362,952	93,226
Intuit, Inc.	109,602	72,603
Fortinet, Inc. (a)	840,566	66,749
Monday.com, Ltd. (a)	437,980	64,628
HubSpot,Inc. (a)	133,103	53,414
Accenture PLC, Class A	194,545	52,196
Datadog, Inc., Class A (a)	322,570	43,866
RingCentral, Inc., Class A (a)	1,465,500	42,324
Tower Semiconductor, Ltd. (a)	328,759	38,603
Atlassian Corp., Class A (a)	175,462	28,449
Applied Materials,Inc.	102,877	26,438
Hewlett Packard Enterprise Co.	1,097,823	26,370
OpenAI Group PBC, Class A (a)(b)	35,568	17,228
MKS,Inc.	101,047	16,147
ServiceNow, Inc. (a)	100,415	15,383
TE Connectivity PLC	58,501	13,310
Stripe, Inc., Class B (a)(b)(c)	168,598	6,983
Figma,Inc. (a)	181,900	6,798
		16,421,143

Communication services 17.08%
Meta Platforms, Inc., Class A	6,338,307	4,183,853
Alphabet, Inc., Class A	5,117,670	1,601,831
Alphabet, Inc., Class C	4,890,122	1,534,520
Netflix, Inc. (a)	11,967,549	1,122,077
Live Nation Entertainment,Inc. (a)	1,673,146	238,423
Snap, Inc., Class A, nonvoting shares (a)	27,200,000	219,504
ROBLOX Corp., Class A (a)	2,022,582	163,890
Reddit,Inc., Class A (a)	385,000	88,500
Charter Communications, Inc., Class A (a)	257,459	53,745
Take-Two Interactive Software, Inc. (a)	205,671	52,658
T-Mobile US, Inc.	142,902	29,015

American Funds Insurance Series	14

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Nintendo Co., Ltd.	411,400	$27,790
Spotify Technology SA (a)	36,511	21,202
Stubhub Holdings, Inc., Class A (a)(d)	289,405	3,916
		9,340,924

Consumer discretionary 15.69%
Tesla, Inc. (a)	7,508,443	3,376,697
Amazon.com, Inc. (a)	4,731,936	1,092,225
Royal Caribbean Cruises, Ltd.	1,873,957	522,684
D.R. Horton, Inc.	3,192,890	459,872
Chipotle Mexican Grill, Inc. (a)	9,143,057	338,293
DoorDash, Inc., Class A (a)	1,463,440	331,440
NIKE, Inc., Class B	4,175,649	266,031
Flutter Entertainment PLC (a)	1,088,583	234,089
Burlington Stores, Inc. (a)	606,948	175,317
Tractor Supply Co.	3,325,000	166,283
Hermes International	61,000	150,713
Wayfair, Inc., Class A (a)	1,406,061	141,183
Norwegian Cruise Line Holdings, Ltd. (a)	6,094,950	136,039
Rivian Automotive, Inc., Class A (a)	6,072,024	119,680
Aramark	3,218,114	118,620
Home Depot, Inc.	315,781	108,660
Texas Roadhouse, Inc.	569,220	94,491
LVMH Moet Hennessy-Louis Vuitton SE	103,754	78,220
CAVA Group, Inc. (a)	1,153,603	67,705
Service Corp. International	848,647	66,169
Amadeus IT Group SA, Class A, non-registered shares	900,457	66,047
Five Below, Inc. (a)	252,000	47,467
Duolingo, Inc., Class A (a)	267,716	46,984
TopBuild Corp. (a)	109,349	45,619
Churchill Downs, Inc.	393,735	44,799
Booking Holdings, Inc.	8,123	43,501
DraftKings, Inc., Class A (a)	1,260,429	43,434
Floor & Decor Holdings, Inc., Class A (a)	690,678	42,055
YUM! Brands, Inc.	246,744	37,327
O’Reilly Automotive, Inc. (a)	310,795	28,348
Polaris, Inc.	371,000	23,466
Starbucks Corp.	250,453	21,091
AutoZone, Inc. (a)	5,049	17,124
Marriott International, Inc., Class A	46,380	14,389
Caesars Entertainment, Inc. (a)	356,300	8,334
Helen of Troy, Ltd. (a)	269,597	5,729
		8,580,125

Health care 10.98%
Intuitive Surgical, Inc. (a)	1,991,933	1,128,151
Eli Lilly and Co.	939,135	1,009,270
Vertex Pharmaceuticals, Inc. (a)	1,501,764	680,840
Alnylam Pharmaceuticals, Inc. (a)	1,708,686	679,459
HCA Healthcare, Inc.	627,846	293,116
UnitedHealth Group, Inc.	835,333	275,752
Thermo Fisher Scientific, Inc.	472,926	274,037
Boston Scientific Corp. (a)	2,452,163	233,814
Amgen, Inc.	520,625	170,406
Ionis Pharmaceuticals, Inc. (a)	1,674,900	132,501
Illumina, Inc. (a)	993,454	130,302
Guardant Health, Inc. (a)	1,005,728	102,725
Ascendis Pharma AS (ADR) (a)	444,896	94,870
Moderna, Inc. (a)	3,047,100	89,859

15	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Mettler-Toledo International, Inc. (a)	62,042	$86,498
Danaher Corp.	375,705	86,006
Align Technology, Inc. (a)	540,602	84,415
Hims & Hers Health, Inc., Class A (a)(d)	2,320,554	75,348
Insmed, Inc. (a)	418,330	72,806
EssilorLuxottica SA	229,003	72,405
BioNTech SE (ADR) (a)	562,734	53,572
Royalty Pharma PLC, Class A	955,185	36,908
Abbott Laboratories	241,437	30,250
IQVIA Holdings, Inc. (a)	105,500	23,781
CRISPR Therapeutics AG (a)(d)	334,619	17,547
Regeneron Pharmaceuticals, Inc.	21,203	16,366
Humana, Inc.	52,111	13,347
QIAGEN NV	294,396	13,239
Veeva Systems, Inc., Class A (a)	41,200	9,197
Verily Life Sciences, LLC (a)(b)(c)	300,178	8,789
Doximity, Inc., Class A (a)	172,495	7,638
		6,003,214

Industrials 9.20%
TransDigm Group, Inc.	716,472	952,800
General Electric Co.	1,458,179	449,163
Uber Technologies, Inc. (a)	3,678,126	300,540
Quanta Services, Inc.	656,371	277,028
FTAI Aviation, Ltd.	1,289,761	253,889
Ingersoll-Rand, Inc.	3,178,452	251,797
ATI,Inc. (a)	2,086,140	239,405
Republic Services, Inc.	1,037,338	219,843
United Airlines Holdings, Inc. (a)	1,596,411	178,511
Rocket Lab Corp. (a)	2,320,675	161,890
Northrop Grumman Corp.	202,123	115,253
United Rentals, Inc.	132,903	107,561
GE Vernova,Inc.	164,046	107,216
Ryanair Holdings PLC (ADR)	1,404,492	101,390
Ryanair Holdings PLC	96,554	3,353
Airbus SE, non-registered shares	426,445	98,915
Copart,Inc. (a)	2,348,144	91,930
Saia, Inc. (a)	280,378	91,549
Axon Enterprise, Inc. (a)	157,223	89,292
Bombardier, Inc., Class B (a)	518,058	88,133
Old Dominion Freight Line, Inc.	490,000	76,832
Tetra Tech, Inc.	2,192,104	73,523
Casella Waste Systems, Inc., Class A (a)	701,174	68,673
Equifax, Inc.	308,063	66,843
Boeing Co. (The) (a)	307,821	66,834
Willscot Holdings Corp., Class A	3,295,427	62,053
ITT,Inc.	343,000	59,514
Rolls-Royce Holdings PLC	3,673,109	57,092
Loar Holdings, Inc. (a)	817,165	55,567
HEICO Corp.	137,622	44,533
Carrier Global Corp.	709,345	37,482
XPO, Inc. (a)	263,564	35,821
Enerpac Tool Group Corp., Class A	924,087	35,337
Applied Industrial Technologies, Inc.	93,197	23,930
Lennox International, Inc.	43,370	21,060
Caterpillar, Inc.	30,500	17,472
Builders FirstSource, Inc. (a)	160,656	16,530
SPX Technologies, Inc. (a)	65,962	13,196

American Funds Insurance Series	16

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Safran SA	31,998	$11,135
Einride AB (a)(b)(c)	128,088	2,621
Einride AB (EUR denominated) (a)(b)(c)	78,648	1,609
		5,027,115

Financials 7.45%
Visa, Inc., Class A	2,133,721	748,317
Bank of America Corp.	9,094,572	500,202
Toast, Inc., Class A (a)	8,375,874	297,427
Affirm Holdings, Inc., Class A (a)	3,595,701	267,628
Mastercard, Inc., Class A	467,855	267,089
Capital One Financial Corp.	955,209	231,504
KKR & Co., Inc.	1,738,534	221,628
Apollo Asset Management, Inc.	1,370,731	198,427
LPL Financial Holdings, Inc.	477,139	170,420
Block, Inc., Class A (a)	2,393,874	155,817
Brookfield Corp., Class A	3,275,187	150,298
American Express Co.	292,646	108,264
UBS Group AG	2,174,000	100,498
Blue Owl Capital, Inc., Class A (d)	6,686,183	99,892
Coinbase Global, Inc., Class A (a)	330,462	74,731
Progressive Corp.	307,337	69,987
Truist Financial Corp.	1,350,366	66,452
Blackstone, Inc.	372,497	57,417
Ares Management Corp., Class A	346,466	55,999
Marsh & McLennan Cos., Inc.	267,515	49,629
Brown & Brown, Inc.	598,260	47,681
Ryan Specialty Holdings, Inc., Class A	870,000	44,918
Kinsale Capital Group, Inc.	73,584	28,780
Intercontinental Exchange, Inc.	176,208	28,539
Aon PLC, Class A	57,337	20,233
Tradeweb Markets, Inc., Class A	118,829	12,779
		4,074,556

Consumer staples 1.87%
Performance Food Group Co. (a)	3,559,500	320,070
Costco Wholesale Corp.	303,405	261,638
Philip Morris International, Inc.	1,376,564	220,801
Bunge Global SA	679,809	60,557
Church & Dwight Co., Inc.	600,863	50,382
Walmart, Inc.	421,746	46,987
Dollar Tree Stores,Inc. (a)	326,400	40,151
Estee Lauder Cos., Inc. (The), Class A	163,107	17,081
JUUL Labs, Inc., Class A (a)(b)(c)(e)	2,496,349	4,743
		1,022,410

Materials 1.79%
Wheaton Precious Metals Corp.	2,483,836	291,900
Grupo Mexico, SAB de CV, Series B	19,156,155	180,876
Albemarle Corp.	1,072,000	151,624
Royal Gold,Inc.	551,247	122,537
Barrick Mining Corp.	1,945,890	84,743
Franco-Nevada Corp. (CAD denominated)	323,280	67,011
Glencore PLC	5,275,000	28,695
Linde PLC	61,350	26,159
Ecolab, Inc.	93,883	24,646
		978,191

17	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Energy 1.55%
EOG Resources, Inc.	2,238,224	$235,036
Baker Hughes Co., Class A	3,500,000	159,390
TechnipFMC PLC	2,000,000	89,120
ConocoPhillips	815,850	76,372
Viper Energy, Inc., Class A	1,904,761	73,581
Diamondback Energy, Inc.	325,000	48,857
EQT Corp.	775,751	41,580
Cenovus Energy, Inc. (CAD denominated)	2,415,901	40,871
Canadian Natural Resources, Ltd. (CAD denominated)	1,087,226	36,826
Tourmaline Oil Corp.	596,759	26,769
SLB, Ltd.	470,914	18,074
		846,476

Real estate 0.74%
Welltower, Inc. REIT	908,669	168,658
Zillow Group, Inc., Class C, nonvoting shares (a)	2,105,080	143,609
CoStar Group, Inc. (a)	1,393,047	93,668
		405,935

Utilities 0.67%
Constellation Energy Corp.	509,942	180,147
NRG Energy, Inc.	505,712	80,530
Vistra Corp.	455,512	73,488
Southern Co. (The)	357,034	31,133
		365,298
Total common stocks (cost: $21,705,770,000)		53,065,387

Preferred securities 0.58%
Information technology 0.57%
Anthropic, PBC, Class F, preferred shares (a)(b)(c)	613,792	154,007
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(b)(c)	2,763,342	114,458
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(b)(c)	52,656	2,181
PsiQuantum Corp., Series D, preferred shares (a)(b)(c)	906,761	37,291
PsiQuantum Corp., Series E, preferred shares (a)(b)(c)	56,040	2,305
Tipalti Solutions, Ltd., Series F, preferred shares (a)(b)(c)	406,310	1,706
		311,948

Industrials 0.01%
Einride AB, Series C, preferred shares (a)(b)(c)	154,765	3,167
Total preferred securities (cost: $182,580,000)		315,115

Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)	53,352	—	(f)
Total rights & warrants (cost: $0)		—	(f)

Convertible stocks 0.08%
Information technology 0.07%
OpenAI Group PBC, Class A-2, convertible preferred shares (b)	73,144	35,429

American Funds Insurance Series	18

Growth Fund (continued)

Convertible stocks (continued)	Shares	Value (000)
Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	$7,644

Industrials 0.00%
Long Wall Co., Class A-10, noncumulative convertible preferred shares (b)(c)	809,003	534
Long Wall Co., Class A-9, noncumulative convertible preferred shares (b)(c)	171,920	113
		647
Total convertible stocks (cost: $32,010,000)		43,720

Short-term securities 2.43%
Money market investments 2.38%
Capital Group Central Cash Fund 3.79% (g)(h)	13,034,717	1,303,602

Money market investments purchased with collateral from securities on loan 0.05%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (g)(i)	26,762,407	26,762
Total short-term securities (cost: $1,330,110,000)		1,330,364
Total investment securities 100.14% (cost: $23,250,470,000)		54,754,586
Other assets less liabilities (0.14)%		(75,804)
Net assets 100.00%		$54,678,782

Investments in affiliates (h)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 2.38%
Money market investments 2.38%
Capital Group Central Cash Fund 3.79% (g)	$1,045,665	$5,918,652	$5,660,837		$66	$56	$1,303,602	$51,607
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.79% (g)	4,032		4,032	(j)			—	—	(k)
Total 2.38%					$66	$56	$1,303,602	$51,607

Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class F, preferred shares (a)(b)	8/29/2025	$86,525	$154,007	0.28%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(b)	3/15/2023	55,638	114,458	0.21
Stripe, Inc., Class B (a)(b)	5/6/’2021	6,766	6,983	0.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(b)	3/15/2021	2,113	2,181	0.01
PsiQuantum Corp., Series D, preferred shares (a)(b)	5/28/2021	23,781	37,291	0.07
PsiQuantum Corp., Series E, preferred shares (a)(b)	5/23/2025-6/3/2025	2,305	2,305	0.00	(l)
Verily Life Sciences, LLC (a)(b)	12/21/2018	37,000	8,789	0.02

19	American Funds Insurance Series

Growth Fund (continued)

Restricted securities (c) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Einride AB, Series C, preferred shares (a)(b)	11/23/2022-8/1/2024	$5,262	$3,167	0.01%
Einride AB (a)(b)	7/14/2025	4,355	2,621	0.00	(l)
Einride AB (EUR denominated) (a)(b)	2/1/2023	2,674	1,609	0.00	(l)
JUUL Labs, Inc., Class A (a)(b)(e)	7/29/2024	19,001	4,743	0.01
Tipalti Solutions, Ltd., Series F, preferred shares (a)(b)	12/1/2021	6,956	1,706	0.00	(l)
Long Wall Co., Class A-10, noncumulative convertible preferred shares (b)	12/14/2023	1,382	534	0.00	(l)
Long Wall Co., Class A-9, noncumulative convertible preferred shares (b)	10/22/2021	10,452	113	0.00	(l)
Total		$264,210	$340,507	0.62%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(e)	Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $4,743,000, which represented 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.
(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 12/31/2025.
(h)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(i)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series	20

International Fund

Investment portfolio December 31, 2025

Common stocks 98.16%	Shares	Value (000)
Financials 16.89%
Standard Chartered PLC	11,011,203	$268,904
3i Group PLC	2,897,302	126,054
Banco Bilbao Vizcaya Argentaria SA	5,332,751	124,734
Nu Holdings, Ltd., Class A (a)	6,922,206	115,878
KB Financial Group, Inc.	1,185,335	102,470
Mizuho Financial Group, Inc.	2,515,100	91,328
Banco Santander SA	6,836,212	80,222
Banco BPM SpA	3,615,692	54,921
AIA Group, Ltd.	5,207,391	53,488
ING Groep NV	1,613,867	45,368
Munchener Ruckversicherungs-Gesellschaft AG	56,655	37,414
Tokio Marine Holdings, Inc.	905,800	33,629
Bank Central Asia Tbk PT	56,767,400	27,401
BPER Banca SpA (b)	1,418,221	19,178
NatWest Group PLC	1,567,793	13,674
Allianz SE	27,705	12,707
Hana Financial Group, Inc.	186,011	12,133
Brookfield Corp., Class A (CAD denominated)	233,122	10,704
Japan Post Bank Co., Ltd.	619,400	8,711
China Merchants Bank Co., Ltd., Class A	1,205,700	7,264
ICICI Bank, Ltd.	442,491	6,606
Futu Holdings, Ltd. (ADR) (a)	35,499	5,829
		1,258,617

Industrials 16.27%
Airbus SE, non-registered shares	1,101,390	255,471
Rolls-Royce Holdings PLC	8,463,724	131,553
Siemens AG	303,400	85,206
MTU Aero Engines AG	179,935	75,054
Recruit Holdings Co., Ltd.	1,308,162	74,627
Melrose Industries PLC	9,427,170	74,169
Techtronic Industries Co., Ltd.	5,617,550	64,539
Volvo AB, Class B	1,368,822	43,876
Diploma PLC	598,717	42,730
Localiza Rent a Car SA, ordinary nominative shares	5,068,783	39,975
Localiza Rent a Car SA (a)	194,953	1,476
WEG SA	3,980,205	35,650
ITOCHU Corp.	2,657,500	33,545
Marubeni Corp.	1,159,900	32,276
IHI Corp.	1,824,200	32,164
Hitachi, Ltd.	990,979	30,744
Schneider Electric SE	95,190	26,092
Rumo SA	9,764,390	26,083
Safran SA	56,700	19,730
RELX PLC	379,889	15,366
DSV A/S	50,961	12,824
Bureau Veritas SA	386,859	12,320
AtkinsRealis Group, Inc.	172,152	11,113
Singapore Technologies Engineering, Ltd.	1,674,050	10,922
Experian PLC	236,977	10,718
Larsen & Toubro, Ltd.	126,454	5,745
Compagnie de Saint-Gobain SA, non-registered shares	46,865	4,757
Ashtead Group PLC	54,171	3,696
		1,212,421

Information technology 15.10%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,377,867	458,141
SK hynix, Inc.	314,984	142,633
Tokyo Electron, Ltd.	647,298	142,158

21	American Funds Insurance Series

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
ASML Holding NV	120,453	$128,754
Samsung Electronics Co., Ltd.	1,529,763	127,497
Nebius Group NV, Class A (a)(b)	330,786	27,689
ARM Holdings PLC (ADR) (a)	196,800	21,512
SAP SE	74,969	18,343
Xiaomi Corp., Class B (a)	1,932,600	9,754
NEC Corp.	244,075	8,230
Infineon Technologies AG	183,939	8,150
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	4,819	7,933
Elite Material Co., Ltd.	151,233	7,844
Delta Electronics, Inc.	244,000	7,424
Tata Consultancy Services, Ltd.	137,136	4,902
Shopify, Inc., Class A, subordinate voting shares (a)	28,772	4,632
		1,125,596

Materials 12.39%
First Quantum Minerals, Ltd. (a)	14,456,903	387,610
Ivanhoe Mines, Ltd., Class A (a)	8,609,925	97,921
Ivanhoe Mines, Ltd., Class A (a)(d)	3,675,281	41,799
Grupo Mexico, SAB de CV, Series B	8,937,237	84,387
Nitto Denko Corp.	3,520,415	83,649
Anglo American PLC	1,721,774	70,953
Nippon Steel Corp.	9,999,000	40,892
Shin-Etsu Chemical Co., Ltd.	1,077,664	33,513
Air Liquide SA	118,039	22,213
Antofagasta PLC	379,688	16,665
Wheaton Precious Metals Corp.	88,388	10,387
Smurfit Westrock PLC	247,511	9,571
Nippon Sanso Holdings Corp.	304,021	9,078
Akzo Nobel NV	88,591	6,153
Buzzi SpA	87,826	5,339
DSM-Firmenich AG	36,039	2,912
		923,042

Communication services 9.56%
SoftBank Group Corp.	10,784,964	304,053
Tencent Holdings, Ltd.	1,764,115	135,179
Bharti Airtel, Ltd.	4,398,206	103,178
Singapore Telecommunications, Ltd.	11,548,300	40,916
Nintendo Co., Ltd.	536,900	36,267
Deutsche Telekom AG	974,869	31,622
NetEase,Inc.	734,816	20,222
Universal Music Group NV	657,391	17,175
Spotify Technology SA (a)	25,659	14,900
Advanced Info Service PCL, foreign registered shares	867,289	8,614
		712,126

Consumer discretionary 9.04%
Moncler SpA	1,032,407	66,354
MercadoLibre, Inc. (a)	32,883	66,235
Kering SA	179,269	63,257
Compagnie Financiere Richemont SA, Class A	273,347	58,993
Maruti Suzuki India, Ltd.	288,268	53,589
Trip.com Group, Ltd.	580,746	41,659
Sea, Ltd., Class A (ADR) (a)	313,738	40,023
Prosus NV, Class N	643,657	39,754
Industria de Diseno Textil SA	566,003	37,283
Hyundai Motor Co.	162,486	33,269

American Funds Insurance Series	22

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Ferrari NV (EUR denominated)	87,650	$32,635
NEXT PLC	129,015	23,737
Flutter Entertainment PLC (a)	98,385	21,157
Midea Group Co., Ltd., Class A	1,128,302	12,614
Fast Retailing Co., Ltd.	33,500	12,149
Aristocrat Leisure, Ltd.	297,447	11,535
Shimano, Inc. (b)	101,600	10,727
Zensho Holdings Co., Ltd.	166,100	9,520
Galaxy Entertainment Group, Ltd.	1,925,384	9,443
Compass Group PLC	292,214	9,297
ANTA Sports Products, Ltd.	596,775	6,164
Ryohin Keikaku Co., Ltd.	321,757	5,717
LVMH Moet Hennessy-Louis Vuitton SE	5,799	4,372
Hermes International	1,637	4,044
		673,527

Health care 6.01%
Novo Nordisk AS, Class B	3,391,577	172,878
Daiichi Sankyo Co., Ltd.	5,868,579	124,987
Zealand Pharma AS (a)	463,564	33,735
Eurofins Scientific SE, non-registered shares	451,508	33,021
AstraZeneca PLC	177,294	32,656
EssilorLuxottica SA	70,441	22,272
Sanofi	130,708	12,681
Sandoz Group AG	159,215	11,604
Ambu AS, Class B, non-registered shares (b)	274,738	3,788
		447,622

Energy 5.59%
Reliance Industries, Ltd.	12,131,748	211,754
Canadian Natural Resources, Ltd. (CAD denominated)	4,062,860	137,614
Cenovus Energy, Inc. (CAD denominated)	2,880,905	48,738
Shell PLC (GBP denominated)	316,792	11,637
Neste OYJ	300,618	6,803
		416,546

Consumer staples 4.50%
British American Tobacco PLC	2,634,440	149,314
Danone SA	659,961	59,548
L’Oreal SA, non-registered shares	86,941	37,344
JBS NV (BDR) (a)	2,188,693	31,566
Marks and Spencer Group PLC	4,024,381	17,902
Ajinomoto Co., Inc.	669,004	14,150
Avenue Supermarts, Ltd. (a)	262,709	11,052
Kweichow Moutai Co., Ltd., Class A	46,534	9,164
Imperial Brands PLC	136,845	5,753
		335,793

Utilities 2.81%
Engie SA	2,395,754	62,993
Gulf Development PCL	27,764,456	36,817
E.ON SE	1,586,206	30,069
SSE PLC	987,562	28,958
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	783,149	18,770

23	American Funds Insurance Series

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
SembCorp Industries, Ltd.	2,815,100	$13,142
National Grid PLC	702,416	10,825
RWE AG	148,645	7,909
		209,483
Total common stocks (cost: $4,876,359,000)		7,314,773

Preferred securities 0.46%
Financials 0.45%
Itau Unibanco Holding SA, preferred nominative shares	4,652,963	33,353

Information technology 0.01%
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	422	695
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	18	29
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)(d)	1	2
		726
Total preferred securities (cost: $27,145,000)		34,079

Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	7,730	—	(e)
Total rights & warrants (cost: $0)		—	(e)

Short-term securities 2.00%
Money market investments 1.65%
Capital Group Central Cash Fund 3.79% (f)(g)	1,227,629	122,775

Money market investments purchased with collateral from securities on loan 0.35%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (f)(h)	26,275,215	26,276
Total short-term securities (cost: $149,031,000)		149,051

Total investment securities 100.62% (cost: $5,052,535,000)		7,497,903
Other assets less liabilities (0.62)%		(45,923)
Net assets 100.00%		$7,451,980

Investments in affiliates (g)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 1.65%
Money market investments 1.65%
Capital Group Central Cash Fund 3.79% (f)	$396,476	$1,657,364	$1,930,982	$(57)	$(26)	$122,775	$11,400

American Funds Insurance Series	24

International Fund (continued)

Investments in affiliates (g) (continued)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.79% (f)	$1,000	$—	$1,000	(i)	$—	$—	$—	$—	(j)
Total 1.65%					$(57)	$(26)	$122,775	$11,400

Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A (a)	12/18/2023	$32,962	$41,799	0.56%
Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/04/2021	8,215	7,933	0.11
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	719	695	0.01
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	31	29	0.00	(k)
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)	11/4/2021	2	2	0.00	(k)
Total		$41,929	$50,458	0.68%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)	Rate represents the seven-day yield at 12/31/2025.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(i)	Represents net activity. Refer to Note 5 for more information on securities lending.
(j)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(k)	Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

BDR = Brazilian Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

Refer to the notes to financial statements.

25	American Funds Insurance Series

New World Fund®

Investment portfolio December 31, 2025

Common stocks 95.33%	Shares	Value (000)
Information technology 22.63%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,571,269	$321,028
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	11,523	3,502
SK hynix,Inc.	251,877	114,056
Microsoft Corp.	157,353	76,099
Broadcom,Inc.	210,679	72,916
NVIDIA Corp.	320,938	59,855
ASML Holding NV	25,289	27,032
ASML Holding NV (ADR)	8,318	8,899
Tokyo Electron, Ltd.	162,200	35,622
KLA Corp.	14,976	18,197
Samsung Electronics Co., Ltd.	191,723	15,979
MediaTek, Inc.	326,000	14,772
Xiaomi Corp., Class B (a)	2,534,000	12,789
Cloudflare, Inc., Class A (a)	59,018	11,635
Elite Material Co., Ltd.	220,800	11,453
Capgemini SE	66,733	11,052
Accton Technology Corp.	248,000	9,289
Apple, Inc.	28,459	7,737
Intel Corp. (a)	194,842	7,190
Jentech Precision Industrial Co., Ltd.	77,000	6,634
SAP SE	21,612	5,288
SAP SE (ADR)	4,295	1,043
Corning, Inc.	63,115	5,526
E Ink Holdings, Inc.	780,000	4,901
Oracle Corp.	24,649	4,804
Micron Technology, Inc.	16,655	4,753
Baidu, Inc., Class A (a)	275,000	4,508
Kokusai Electric Corp.	114,900	4,011
TDK Corp.	234,000	3,311
Synopsys, Inc. (a)	7,030	3,302
eMemory Technology, Inc.	59,000	3,221
Infineon Technologies AG	67,805	3,004
Zhongji Innolight Co., Ltd., Class A	33,800	2,928
Keyence Corp.	7,900	2,862
Globant SA (a)	36,120	2,361
Delta Electronics, Inc.	74,000	2,252
Unity Software,Inc. (a)	47,136	2,082
EPAM Systems, Inc. (a)	9,701	1,988
ASE Technology Holding Co., Ltd.	242,000	1,918
Tata Consultancy Services, Ltd.	40,821	1,459
LITE-ON Technology Corp.	207,000	1,066
HCL Technologies, Ltd.	51,253	926
Coforge, Ltd.	49,378	914
Credo Technology Group Holding, Ltd. (a)	5,689	819
Canva Australia Holdings Pty, Ltd. (a)(b)(c)	385	634
Disco Corp.	1,400	432
		916,049

Financials 17.42%
Banco Bilbao Vizcaya Argentaria SA	2,139,537	50,044
Nu Holdings, Ltd., Class A (a)	2,908,006	48,680
Mastercard, Inc., Class A	56,665	32,349
Standard Chartered PLC	1,298,185	31,703
Abu Dhabi Islamic Bank PJSC	4,188,342	23,675
AIA Group, Ltd.	2,150,600	22,090
Capitec Bank Holdings, Ltd.	84,912	21,323
KB Financial Group, Inc.	241,411	20,869
HDFC Bank, Ltd.	1,864,902	20,607
Kotak Mahindra Bank, Ltd.	836,821	20,495
UniCredit SpA	246,716	20,481

American Funds Insurance Series	26

New World Fund® (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Eurobank SA	4,059,024	$16,268
Hana Financial Group, Inc.	227,598	14,846
Cholamandalam Investment and Finance Co., Ltd.	773,211	14,611
PICC Property and Casualty Co., Ltd., Class H	6,828,947	14,318
Al Rajhi Banking and Investment Corp., non-registered shares	549,635	14,288
ICICI Bank, Ltd.	612,943	9,151
ICICI Bank, Ltd. (ADR)	161,921	4,825
Visa, Inc., Class A	39,040	13,692
Banco Santander SA	1,156,519	13,572
XP, Inc., Class A	827,903	13,553
Axis Bank, Ltd.	911,541	12,903
PB Fintech, Ltd. (a)	622,762	12,650
National Bank of Greece SA	658,867	10,036
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,164,044	9,792
Shriram Finance, Ltd.	879,069	9,744
AU Small Finance Bank, Ltd.	854,088	9,451
Emirates NBD Bank PJSC	1,224,960	9,289
Credicorp, Ltd.	29,914	8,585
Saudi National Bank(The)	810,380	8,182
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	8,799,000	7,605
Futu Holdings, Ltd. (ADR) (a)	44,570	7,319
FirstRand, Ltd.	1,266,252	6,927
Brookfield Corp., Class A	149,687	6,869
Grupo Financiero Banorte, SAB de CV, Series O	721,373	6,687
Banco BTG Pactual SA, units	690,847	6,593
China Merchants Bank Co., Ltd., Class H	827,000	5,593
China Merchants Bank Co., Ltd., Class A	145,100	874
Bank of the Philippine Islands	3,172,748	6,261
BSE, Ltd.	210,546	6,167
Commercial International Bank - Egypt (CIB) SAE (GDR)	2,846,265	6,083
Samsung Life Insurance Co., Ltd.	53,225	5,796
Hong Kong Exchanges and Clearing, Ltd.	103,600	5,413
Prudential PLC	347,501	5,362
Bajaj Finance, Ltd.	486,776	5,345
Saudi Awwal Bank SJSC, non-registered shares	603,009	5,200
Abu Dhabi Commercial Bank PJSC	1,288,462	5,017
Aon PLC, Class A	12,683	4,476
Vietnam Technological and Commercial JSCB (The)	3,227,600	4,279
Kasikornbank PCL, foreign registered shares	680,500	4,204
Bank Central Asia Tbk PT	8,589,523	4,146
Central Depository Services (India), Ltd.	257,071	4,129
Banco Santander (Brasil) SA, units (a)	672,725	4,114
Public Bank Bhd.	3,623,000	4,054
B3 SA - Brasil, Bolsa, Balcao	1,469,781	3,826
Samsung Fire & Marine Insurance Co., Ltd.	10,900	3,757
3i Group PLC	85,342	3,713
Qatar National Bank QPSC	621,752	3,186
HSBC Holdings PLC (GBP denominated)	189,882	2,977
Akbank TAS	1,817,792	2,963
OTP Bank PLC	25,466	2,729
Discovery, Ltd.	193,692	2,664
CVC Capital Partners PLC	158,241	2,650
360 ONE WAM, Ltd.	177,690	2,346
Kaspi.kz JSC (ADR) (a)	28,783	2,249
Bajaj Finserv, Ltd.	74,043	1,679
Bank of Ningbo Co., Ltd., Class A	407,300	1,637
Woori Financial Group, Inc.	80,845	1,573
BDO Unibank, Inc.	685,630	1,563
S&P Global, Inc.	2,769	1,447
Wise PLC, Class A (a)	101,638	1,221
Shinhan Financial Group Co., Ltd.	13,940	744

27	American Funds Insurance Series

New World Fund® (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Asia Commercial Joint Stock Bank	584,970	$534
Edenred SA	18,236	405
Haci A–mer Sabanci Holding AS	140,669	277
Erste Group Bank AG	1,804	217
Sberbank of Russia PJSC (b)	2,662,164	—	(d)
		704,942

Consumer discretionary 12.67%
MercadoLibre, Inc. (a)	33,795	68,072
Trip.com Group, Ltd. (ADR)	474,251	34,103
Trip.com Group, Ltd.	385,395	27,646
Alibaba Group Holding, Ltd.	1,441,572	26,383
Alibaba Group Holding, Ltd. (ADR)	119,790	17,559
Midea Group Co., Ltd., Class A	2,890,833	32,318
LVMH Moet Hennessy-Louis Vuitton SE	40,672	30,663
Eicher Motors, Ltd.	219,346	17,835
Compagnie Financiere Richemont SA, Class A	81,116	17,506
MakeMyTrip, Ltd. (a)	168,896	13,870
Prosus NV, Class N	213,414	13,181
Maruti Suzuki India, Ltd.	69,319	12,886
H World Group, Ltd. (ADR)	253,777	11,940
H World Group, Ltd.	190,600	901
BYD Co., Ltd., Class A	722,123	10,082
BYD Co., Ltd., Class H	211,400	2,574
Galaxy Entertainment Group, Ltd.	2,192,000	10,751
Ryohin Keikaku Co., Ltd.	574,800	10,212
Eternal, Ltd. (a)	3,260,114	10,115
Jumbo SA	289,567	9,514
TVS Motor Co., Ltd.	204,915	8,475
Vibra Energia SA	1,778,591	8,364
Sea, Ltd., Class A (ADR) (a)	65,079	8,302
Hyundai Motor Co.	38,193	7,820
Meituan, Class B (a)	464,500	6,129
Naspers, Ltd., Class N	88,840	5,901
PDD Holdings, Inc. (ADR) (a)	50,247	5,698
Wynn Resorts, Ltd.	44,454	5,349
Tesla, Inc. (a)	11,561	5,199
Li Ning Co., Ltd.	2,006,155	4,804
Inchcape PLC	461,897	4,788
Hermes International	1,746	4,314
Moncler SpA	66,313	4,262
Aptiv Holdings, Ltd. (a)	41,403	3,150
Royal Caribbean Cruises, Ltd.	10,578	2,950
Coupang, Inc., Class A (a)	124,997	2,949
Lenskart Solutions, Ltd. (a)	578,142	2,899
YUM! Brands, Inc.	18,610	2,815
Pepkor Holdings, Ltd.	1,716,852	2,745
Amadeus IT Group SA, Class A, non-registered shares	37,373	2,741
ANTA Sports Products, Ltd.	239,200	2,471
Swiggy, Ltd. (a)	550,157	2,364
Marriott International, Inc., Class A	7,554	2,344
Starbucks Corp.	27,127	2,284
Shenzhou International Group Holdings, Ltd.	284,200	2,221
Booking Holdings, Inc.	402	2,153
InterContinental Hotels Group PLC	15,169	2,125
Mahindra & Mahindra, Ltd.	50,625	2,090
adidas AG	10,534	2,074
Ferrari NV (EUR denominated)	4,981	1,855
Industria de Diseno Textil SA	27,544	1,814
Fast Retailing Co., Ltd.	3,900	1,414

American Funds Insurance Series	28

New World Fund® (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Sands China, Ltd.	496,000	$1,250
Laopu Gold Co., Ltd., Class H	15,700	1,245
NIKE, Inc., Class B	18,962	1,208
Shangri-La Asia, Ltd.	1,774,000	1,083
Tube Investments of India, Ltd.	36,685	1,067
Renault SA	25,328	1,049
Cyrela Brazil Realty SA, ordinary nominative shares	179,166	984
Kering SA	2,102	742
Hilton Worldwide Holdings, Inc.	2,449	704
Evolution AB	6,810	463
Compagnie Generale des Etablissements Michelin	1,122	37
		512,806

Industrials 12.11%
Airbus SE, non-registered shares	221,232	51,315
International Container Terminal Services, Inc.	4,053,790	38,869
Rolls-Royce Holdings PLC	2,174,320	33,796
Hitachi, Ltd.	960,800	29,807
General Electric Co.	84,289	25,964
Kanzhun, Ltd., Class A (ADR)	932,453	19,003
Kanzhun, Ltd., Class A	98,200	994
Copa Holdings SA, Class A	149,024	17,974
Rumo SA	5,874,027	15,691
Safran SA	42,173	14,675
Localiza Rent a Car SA, ordinary nominative shares	1,712,066	13,502
Localiza Rent a Car SA (a)	65,848	499
IHI Corp.	716,379	12,631
Contemporary Amperex Technology Co., Ltd., Class A	230,376	12,061
Shenzhen Inovance Technology Co., Ltd., Class A	1,115,202	11,996
DSV A/S	45,402	11,425
Daikin Industries, Ltd.	78,900	10,129
BAE Systems PLC	436,368	10,032
WEG SA	1,109,286	9,936
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	352,685	9,265
Grupo Aeroportuario del Pacifico, SAB de CV, Class B (ADR)	1,043	275
AGCO Corp.	88,171	9,198
Uber Technologies, Inc. (a)	112,415	9,185
Leonardo SpA	157,234	9,007
Aselan Elektronik Sanayi ve Ticaret AS	1,557,059	8,420
TransDigm Group, Inc.	6,188	8,229
Siemens AG	28,236	7,930
Mitsui & Co., Ltd.	242,100	7,155
Techtronic Industries Co., Ltd.	620,500	7,129
Weichai Power Co., Ltd., Class A	1,977,896	4,847
Weichai Power Co., Ltd., Class H	947,000	2,279
Motiva Infraestrutura de Mobilidade SA	2,511,108	6,872
Jiangsu Hengli Hydraulic Co., Ltd., Class A	399,864	6,272
Hanwha Aerospace Co., Ltd.	9,460	6,155
Larsen & Toubro, Ltd.	126,929	5,767
Full Truck Alliance Co., Ltd., Class A (ADR)	433,721	4,654
Mitsubishi Heavy Industries, Ltd.	162,100	3,970
Schneider Electric SE	14,248	3,905
SM Investments Corp.	321,280	3,820
Ayala Corp.	383,020	3,047
GT Capital Holdings, Inc.	288,570	2,918
Carrier Global Corp.	54,462	2,878
InPost SA (a)(e)	218,978	2,682
International Consolidated Airlines Group SA (CDI)	463,348	2,566
Embraer SA	143,113	2,312
Ingersoll-Rand, Inc.	25,137	1,991

29	American Funds Insurance Series

New World Fund® (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Bureau Veritas SA	61,362	$1,954
Boeing Co. (The) (a)	7,510	1,631
Turk Hava Yollari Anonim Ortakligi, non-registered shares	218,301	1,368
Grab Holdings, Ltd., Class A (a)	200,986	1,003
Wizz Air Holdings PLC (a)	57,166	983
Haitian International Holdings, Ltd.	103,146	293
		490,259

Communication services 9.72%
Tencent Holdings, Ltd.	1,429,401	109,531
Alphabet, Inc., Class C	86,392	27,110
Alphabet,Inc., Class A	82,543	25,836
Bharti Airtel, Ltd.	2,045,799	47,992
Bharti Airtel, Ltd., interim shares	50,511	952
Meta Platforms, Inc., Class A	60,664	40,044
NetEase,Inc.	1,132,600	31,168
MTN Group, Ltd.	2,718,770	27,783
KT Corp. (ADR)	648,437	12,301
Netflix,Inc. (a)	118,609	11,121
Telkom Indonesia (Persero) Tbk PT, Class B	43,499,200	9,047
America Movil, SAB de CV, Class B (ADR)	384,073	7,939
True Corp. PCL, foreign registered shares	22,087,986	7,629
True Corp. PCL, nonvoting depository receipts	753,600	260
Baidu,Inc., Class A (ADR) (a)	56,652	7,402
Spotify Technology SA (a)	10,315	5,990
Tencent Music Entertainment Group, Class A (ADR)	338,146	5,928
Orange	311,481	5,197
ROBLOX Corp., Class A (a)	38,832	3,146
Advanced Info Service PCL, foreign registered shares	267,800	2,660
NAVER Corp.	9,774	1,638
TIM SA	412,735	1,615
Singapore Telecommunications, Ltd.	349,300	1,237
		393,526

Materials 6.40%
First Quantum Minerals, Ltd. (a)	1,702,702	45,652
Grupo Mexico, SAB de CV, Series B	2,472,433	23,345
Barrick Mining Corp.	438,294	19,088
Vale SA, ordinary nominative shares	1,025,947	13,414
Vale SA (ADR), ordinary nominative shares	205,656	2,680
Glencore PLC	2,503,454	13,618
APL Apollo Tubes, Ltd.	546,975	11,649
Valterra Platinum, Ltd. (ZAR denominated)	128,112	10,846
Valterra Platinum, Ltd. (ADR)	41,308	578
Amcor PLC (CDI)	1,254,386	10,482
Nitto Denko Corp.	428,636	10,185
Zijin Gold International Co., Ltd. (a)	436,300	8,156
BASF SE	145,775	7,616
Anhui Conch Cement Co., Ltd., Class H	2,253,000	6,373
Linde PLC	14,574	6,214
Impala Platinum Holdings, Ltd.	375,422	5,913
Saudi Basic Industries Corp. non-registered shares	353,199	4,829
Nutrien, Ltd. (CAD denominated) (e)	71,918	4,439
Siam Cement PCL, foreign registered shares	730,100	4,239
Suzano SA	438,657	4,109
Pan American Silver Corp.	77,019	3,990
Ivanhoe Mines, Ltd., Class A (a)	344,873	3,922
Southern Copper Corp.	25,418	3,647
Wheaton Precious Metals Corp. (CAD denominated)	29,705	3,492

American Funds Insurance Series	30

New World Fund® (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Anglo American PLC	79,828	$3,290
Sika AG	15,591	3,195
Nippon Steel Corp.	776,600	3,176
Freeport-McMoRan, Inc.	59,811	3,038
Loma Negra Compania Industrial Argentina SA (ADR) (a)	212,068	2,746
Antofagasta PLC	52,060	2,285
Corteva,Inc.	31,708	2,125
Asian Paints, Ltd.	66,679	2,054
Ecolab, Inc.	7,627	2,002
Heidelberg Materials AG, non-registered shares	6,287	1,646
Syensqo SA	19,822	1,592
SRF, Ltd.	41,937	1,435
Arkema SA	17,359	1,062
China Hongqiao Group Ltd. (a)	177,000	736
Alrosa PJSC (a)(b)	1,123,215	—	(d)
		258,858

Health care 5.19%
Novo Nordisk AS, Class B	683,766	34,853
Max Healthcare Institute, Ltd.	2,447,517	28,464
AstraZeneca PLC	113,238	20,858
Laurus Labs, Ltd.	1,535,536	18,916
Eli Lilly and Co.	17,384	18,682
Thermo Fisher Scientific, Inc.	25,506	14,779
BeOne Medicines, Ltd. (ADR) (a)	30,544	9,280
BeOne Medicines, Ltd. (a)	36,200	841
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	879,888	7,483
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)	184,800	1,688
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	236,793	7,390
Innovent Biologics, Inc. (a)	741,373	7,225
EssilorLuxottica SA	18,490	5,846
Abbott Laboratories	39,403	4,937
Danaher Corp.	18,692	4,279
Dr. Sulaiman Al Habib Medical Services Group Co.	52,908	3,625
Rede D’Or Sao Luiz SA	427,339	3,164
OdontoPrev SA	1,320,175	2,690
Align Technology, Inc. (a)	16,246	2,537
bioMerieux SA	17,603	2,279
Mettler-Toledo International, Inc. (a)	1,181	1,647
Mankind Pharma, Ltd.	62,374	1,527
Lupin, Ltd.	59,641	1,398
WuXi AppTec Co., Ltd., Class H	107,700	1,357
Asahi Intecc Co., Ltd.	71,500	1,339
Alcon, Inc.	13,781	1,095
Wuxi Biologics (Cayman), Inc. (a)	240,500	969
Medtronic PLC	6,899	663
CanSino Biologics, Inc., Class H (a)	35,921	161
		209,972

Consumer staples 4.47%
Nestle SA	291,813	29,004
Kweichow Moutai Co., Ltd., Class A	121,770	23,981
Arca Continental, SAB de CV	1,036,505	11,217
JBS NV (BDR) (a)	641,172	9,247
Carlsberg A/S, Class B	60,316	7,907
Raia Drogasil SA, ordinary nominative shares	1,634,665	7,011
Avenue Supermarts, Ltd. (a)	161,965	6,814
Shoprite Holdings, Ltd.	411,541	6,721
ITC, Ltd.	1,420,089	6,374

31	American Funds Insurance Series

New World Fund® (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Anheuser-Busch InBev SA/NV	91,753	$5,887
KT&G Corp.	54,838	5,399
Tsingtao Brewery Co., Ltd., Class H	782,634	4,891
Philip Morris International, Inc.	29,930	4,801
Dino Polska SA, non-registered shares (a)	398,251	4,585
BBB Foods, Inc., Class A (a)	125,631	4,195
Pernod Ricard SA	47,700	4,084
Monster Beverage Corp. (a)	51,591	3,956
Varun Beverages, Ltd.	712,894	3,882
Wal-Mart de Mexico, SAB de CV, Series V	1,180,937	3,681
United Spirits, Ltd.	219,491	3,526
British American Tobacco PLC	57,337	3,250
PepsiCo, Inc.	18,460	2,649
Danone SA	28,109	2,536
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	1,141,636	2,434
L’Oreal SA, non-registered shares	5,436	2,335
Zabka Group (a)	321,671	2,049
Coca-Cola Co.	27,396	1,915
Walmart, Inc.	14,179	1,580
Mondelez International, Inc., Class A	29,118	1,567
WH Group, Ltd.	1,189,000	1,324
Godrej Consumer Products, Ltd.	85,234	1,159
JD Health International, Inc. (a)	107,650	765
		180,726

Energy 2.20%
Reliance Industries, Ltd.	1,530,507	26,714
TotalEnergies SE (EUR denominated)	197,891	12,898
ADNOC Drilling Co. PJSC	7,034,034	10,228
Adnoc Gas PLC	9,312,887	9,002
SLB, Ltd.	220,133	8,449
Vista Energy, SAB de CV, Class A (ADR) (a)	172,702	8,404
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	633,133	7,502
Shell PLC (GBP denominated)	75,967	2,790
Chevron Corp.	16,599	2,530
Borr Drilling, Ltd. (a)	149,981	604
Rosneft Oil Co. PJSC (b)	588,661	—	(d)
		89,121

Real estate 1.37%
Lodha Developers, Ltd.	2,449,911	28,933
China Resources Mixc Lifestyle Services, Ltd.	1,563,200	8,595
China Resources Land, Ltd.	1,570,000	5,468
Emaar Properties PJSC	1,141,749	4,368
CK Asset Holdings, Ltd.	762,500	3,841
SM Prime Holdings, Inc.	8,122,500	3,133
Fibra Uno Administracion REIT, SA de CV	300,200	450
Longfor Group Holdings, Ltd. (e)	336,846	369
ALLOS SA, ordinary nominative shares	60,365	312
		55,469

Utilities 1.15%
Power Grid Corp. of India, Ltd.	3,911,064	11,505
Gulf Development PCL	7,715,193	10,231
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	401,325	9,618
SembCorp Industries, Ltd.	1,195,100	5,579
Equatorial Energia SA	782,855	5,486

American Funds Insurance Series	32

New World Fund® (continued)

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
CPFL Energia SA	251,145	$2,438
AES Corp.	74,667	1,071
Engie SA	23,878	628
		46,556
Total common stocks (cost: $2,320,519,000)		3,858,284

Preferred securities 0.73%
Financials 0.32%
Itau Unibanco Holding SA (ADR), preferred nominative shares	1,332,401	9,540
Itau Unibanco Holding SA, preferred nominative shares	459,389	3,293
		12,833

Real estate 0.20%
QuintoAndar, Ltd., Series E, preference shares (a)(b)(c)	32,657	6,550
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)(c)	8,400	1,685
		8,235

Information technology 0.16%
Samsung Electronics Co., Ltd., nonvoting preferred shares	104,453	6,410
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(b)(c)	34	56
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(b)(c)	1	2
		6,468

Consumer discretionary 0.05%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (e)	35,497	1,902
TVS Motor Co., Ltd., 6.00% preferred shares (a)	915,260	102
Getir BV, Series D, preferred shares (a)(b)(c)	7,768	—	(d)
		2,004
Total preferred securities (cost: $27,027,000)		29,540

Bonds, notes & other debt instruments 2.81%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.48%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (f)	USD	200	178
Angola (Republic of) 8.25% 5/9/2028		600	604
Angola (Republic of) 8.00% 11/26/2029 (f)		445	435
Angola (Republic of) 8.75% 4/14/2032 (f)		280	273
Asian Development Bank 5.25% 4/29/2035	PHP	25,800	432
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL	13,989	2,473
Brazil (Federative Republic of) 6.00% 5/15/2027 (g)		15,081	2,674
Brazil (Federative Republic of) 10.00% 1/1/2029		21	3
Brazil (Federative Republic of) 10.00% 1/1/2031		6,065	973
Brazil (Federative Republic of) 6.00% 8/15/2032 (g)		3,325	557
Brazil (Federative Republic of) 10.00% 1/1/2033		14,543	2,237
Brazil (Federative Republic of) 10.00% 1/1/2035		17,300	2,589
Brazil (Federative Republic of) 6.00% 8/15/2050 (g)		5,298	842
Chile (Republic of) 4.70% 9/1/2030	CLP	810,000	884
Chile (Republic of) 5.30% 11/1/2037		425,000	471
Chile (Republic of) 4.34% 3/7/2042	USD	350	312
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	CNY	5,610	830
China (People’s Republic of), Series INBK, 3.72% 4/12/2051		23,270	4,192
China (People’s Republic of), Series INBK, 3.12% 10/25/2052		1,250	206

33	American Funds Insurance Series

New World Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
China (People’s Republic of), Series INBK, 2.57% 5/20/2054	CNY	4,480	$668
Colombia (Republic of) 3.25% 4/22/2032	USD	700	592
Colombia (Republic of) 5.20% 5/15/2049		391	288
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP	4,320,700	895
Colombia (Republic of), Series B, 13.25% 2/9/2033		1,734,800	463
Colombia (Republic of), Series B, 7.25% 10/18/2034		2,054,300	387
Colombia (Republic of), Series B, 11.75% 1/24/2035		877,300	217
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (g)		6,870	562
Colombia (Republic of), Series B, 9.25% 5/28/2042		4,146,300	820
Colombia (Republic of), Series B, 7.25% 10/26/2050		3,235,300	493
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR	150	171
Czech Republic 3.50% 5/30/2035	CZK	15,840	713
Czech Republic 1.95% 7/30/2037		17,900	661
Dominican Republic (Government of) 8.625% 4/20/2027 (f)	USD	383	396
Dominican Republic (Government of) 5.875% 1/30/2060		335	300
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)		960	979
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP	33,072	715
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR	100	121
Egypt (Arab Republic of) 7.625% 5/29/2032	USD	1,165	1,246
Egypt (Arab Republic of) 8.50% 1/31/2047		400	393
Egypt (Arab Republic of) 8.875% 5/29/2050		386	392
Gabonese (Republic of) 6.625% 2/6/2031		720	560
Gabonese (Republic of) 7.00% 11/24/2031		500	383
Honduras (Republic of) 6.25% 1/19/2027		875	885
Honduras (Republic of) 5.625% 6/24/2030 (f)		281	279
Hungary (Republic of) 2.00% 5/23/2029	HUF	255,550	684
Hungary (Republic of) 6.75% 7/23/2031		433,980	1,347
Hungary (Republic of) 6.25% 9/22/2032 (f)	USD	330	353
Hungary (Republic of) 4.75% 11/24/2032	HUF	180,830	498
India (Republic of) 7.32% 11/13/2030	INR	3,480	40
India (Republic of) 6.54% 1/17/2032		15,620	174
India (Republic of) 7.18% 7/24/2037		176,070	2,008
India (Republic of) 7.09% 8/5/2054		280,280	3,044
Indonesia (Republic of) 6.375% 4/15/2032	IDR	317,000	20
Indonesia (Republic of) 7.50% 6/15/2035		7,953,000	522
Indonesia (Republic of) 6.625% 2/17/2037	USD	300	343
Indonesia (Republic of) 7.125% 6/15/2038	IDR	7,242,000	464
Indonesia (Republic of) 7.50% 4/15/2040		8,852,000	581
Indonesia (Republic of) 7.125% 8/15/2040		13,148,000	847
Indonesia (Republic of) 7.125% 6/15/2042		8,210,000	522
Indonesia (Republic of), Series FR82, 7.00% 9/15/2030		2,341,000	148
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033		16,818,000	1,062
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034		29,553,000	1,834
Kazakhstan (Republic of) 5.50% 7/1/2037 (f)	USD	945	976
Kenya (Republic of) 6.30% 1/23/2034		645	591
Kenya (Republic of) 9.50% 3/5/2036 (f)		555	593
Kenya (Republic of) 9.50% 3/5/2036		330	353
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR	8,766	2,215
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038		616	169
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039		3,245	824
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040		2,200	540
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049		1,030	283
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050		2,202	553
Malaysia (Federation of), Series 022, 5.357% 5/15/2052		989	301
Malaysia (Federation of), Series 0124, 4.28% 3/23/2054		1,255	324
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD	490	511
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR	340	409
Morocco (Kingdom of) 5.95% 3/8/2028 (f)	USD	255	263
Morocco (Kingdom of) 3.875% 4/2/2029	EUR	625	743
Morocco (Kingdom of) 4.75% 4/2/2035		200	240
Mozambique (Republic of) 9.00% 9/15/2031	USD	540	463

American Funds Insurance Series	34

New World Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Nigeria (Republic of) 18.50% 2/21/2031	NGN	730,360	$534
Nigeria (Republic of) 7.875% 2/16/2032	USD	280	293
Nigeria (Republic of) 8.631% 1/13/2036 (f)		390	419
Oman (Sultanate of) 6.00% 8/1/2029		715	751
Oman (Sultanate of) 6.75% 1/17/2048		485	535
Panama (Republic of) 3.75% 4/17/2026		100	100
Panama (Republic of) 7.875% 3/1/2057		600	701
Paraguay (Republic of) 4.95% 4/28/2031		320	325
Peru (Republic of) 3.00% 1/15/2034		225	196
Peru (Republic of) 6.55% 3/14/2037		360	399
Peru (Republic of) 3.55% 3/10/2051		490	344
Peru (Republic of) 2.78% 12/1/2060		100	55
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (f)		400	353
Philippines (Republic of) 6.375% 7/27/2030	PHP	12,110	211
Philippines (Republic of) 6.00% 8/20/2030		14,790	253
Philippines (Republic of) 6.75% 9/15/2032		41,240	734
Philippines (Republic of) 6.375% 10/23/2034	USD	145	163
Philippines (Republic of) 3.95% 1/20/2040		500	443
Poland (Republic of), Series 0429, 5.75% 4/25/2029	PLN	2,410	705
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	USD	370	377
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN	8,434	2,514
Poland (Republic of), Series 1034, 5.00% 10/25/2034		6,920	1,921
Romania (Republic of) 5.25% 5/30/2032	EUR	450	542
Romania (Republic of) 5.25% 5/30/2032		230	277
Romania (Republic of) 2.00% 4/14/2033		300	288
Romania (Republic of) 5.625% 5/30/2037		390	448
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	USD	480	488
Saudi Arabia (Kingdom of) 5.75% 1/16/2054		2,300	2,277
Sharjah (Emirate of) 4.625% 2/13/2032	EUR	506	602
South Africa (Republic of) 7.10% 11/19/2036 (f)	USD	200	215
South Africa (Republic of) 11.625% 3/31/2053	ZAR	13,912	1,061
South Africa (Republic of), Series R-213, 7.00% 2/28/2031		482	28
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032		11,495	711
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035		8,388	528
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040		28,192	1,707
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044		15,670	906
Thailand (Kingdom of) 3.45% 6/17/2043	THB	40,963	1,521
Turkey (Republic of) 37.84% 7/14/2027	TRY	30,000	728
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD	200	221
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY	23,445	419
Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD	500	629
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043		1,710	1,323
United Mexican States 6.875% 5/13/2037		610	652
United Mexican States 5.125% 3/19/2038	EUR	420	492
United Mexican States 4.75% 3/8/2044	USD	800	661
United Mexican States 3.75% 4/19/2071		200	119
United Mexican States, Series M20, 8.50% 5/31/2029	MXN	29,350	1,645
United Mexican States, Series M, 7.75% 5/29/2031		56,500	3,025
United Mexican States, Series M, 7.50% 5/26/2033		36,500	1,887
United Mexican States, Series M, 7.75% 11/23/2034		38,324	1,976
United Mexican States, Series M30, 8.50% 11/18/2038		21,600	1,126
United Mexican States, Series M, 7.75% 11/13/2042		20,000	951
United Mexican States, Series M, 8.00% 7/31/2053		19,887	943
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020 (h)	USD	244	65
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023 (h)		145	41
			100,414
Corporate bonds and notes 0.33%
Energy 0.07%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)		410	429

35	American Funds Insurance Series

New World Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Oleoducto Central SA 4.00% 7/14/2027 (f)	USD	255	$252
Petroleos Mexicanos 5.95% 1/28/2031		610	591
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030		200	191
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (f)		430	318
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (f)		250	260
Transportadora de Gas del Sur SA 7.75% 11/20/2035 (f)		220	218
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (f)		390	390
YPF SA 8.25% 1/17/2034 (f)		335	343
			2,992

Communication services 0.06%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN	13,710	786
America Movil, SAB de CV, 9.50% 1/27/2031		17,130	969
America Movil, SAB de CV, 10.30% 1/30/2034		2,820	166
PLDT, Inc. 2.50% 1/23/2031	USD	210	192
Tencent Holdings, Ltd. 3.24% 6/3/2050 (f)		380	273
			2,386

Consumer discretionary 0.05%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051		410	279
Meituan 3.05% 10/28/2030 (f)		400	373
Meituan 3.05% 10/28/2030		200	187
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (f)		345	363
MercadoLibre, Inc. 3.125% 1/14/2031		200	185
Sands China, Ltd. 4.375% 6/18/2030		220	217
Wynn Macau, Ltd. 5.625% 8/26/2028		260	260
			1,864

Financials 0.04%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (i)		400	380
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (f)(i)		340	376
CMB International Leasing Management, Ltd. 2.75% 8/12/2030		300	282
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (i)		400	438
			1,476

Materials 0.03%
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)		355	139
CSN Resources SA 8.875% 12/5/2030 (f)		400	372
PT Krakatau Posco 6.375% 6/11/2027		345	352
Sasol Financing USA, LLC 8.75% 5/3/2029 (c)		520	530
			1,393

Utilities 0.03%
Aegea Finance SARL 9.00% 1/20/2031 (f)		275	291
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (f)		261	246
Greenko Dutch BV 3.85% 3/29/2026 (f)		173	172
Greenko Dutch BV 3.85% 3/29/2026		173	172
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (i)		350	354
			1,235
American Funds Insurance Series	36

New World Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Industrials 0.02%
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)	USD	335	$346
LATAM Airlines Group SA 7.875% 4/15/2030 (f)		355	374
Mexico City Airport Trust 4.25% 10/31/2026		200	199
			919

Consumer staples 0.02%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028		200	213
NBM US Holdings, Inc. 7.00% 5/14/2026 (c)		200	200
NBM US Holdings, Inc. 6.625% 8/6/2029 (c)		420	426
			839

Health care 0.01%
Rede D’Or Finance SARL 4.50% 1/22/2030		280	273
Total corporate bonds and notes			13,377
Total bonds, notes & other debt instruments (cost: $110,411,000)			113,791

Short-term securities 1.66%	Shares
Money market investments 1.50%
Capital Group Central Cash Fund 3.79% (j)(k)	608,937	60,900

Money market investments purchased with collateral from securities on loan 0.15%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (j)(l)	5,942,714	5,943

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.01%
Egypt (Arab Republic of) 1/6/2026	19.531%	EGP	12,600	264
Total short-term securities (cost: $67,083,000)				67,107
Total investment securities 100.53% (cost: $2,525,040,000)				4,068,722
Other assets less liabilities (0.53)%				(21,354)
Net assets 100.00%				$4,047,368

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Short	2	4/6/2026	USD(417)	$—	(d)
5 Year Euro-Bobl Futures	Short	13	3/10/2026	(1,775)	7
5 Year U.S. Treasury Note Futures	Long	6	4/6/2026	656	1
10 Year Euro-Bund Futures	Short	12	3/10/2026	(1,799)	13

37	American Funds Insurance Series

New World Fund® (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
10 Year Ultra U.S. Treasury Note Futures	Long	18	3/31/2026	USD	2,070	$(17)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	3/31/2026		(118)	3
						$7

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement Date	at 12/31/2025 (000)
MXN	1,600	USD	89	UBS AG	1/5/2026	$—	(d)
USD	88	MXN	1,600	Goldman Sachs	1/5/2026	(1)
MYR	397	USD	97	BNP Paribas	1/8/2026	1
MYR	350	USD	86	JPMorgan Chase	1/8/2026	—	(d)
USD	835	MYR	3,443	JPMorgan Chase	1/8/2026	(15)
CZK	52,445	USD	2,529	Bank of New York Mellon	1/9/2026	22
USD	196	IDR	3,257,000	Goldman Sachs	1/9/2026	1
IDR	1,360,795	USD	82	Citibank	1/9/2026	—	(d)
INR	5,512	USD	61	HSBC Bank	1/9/2026	—	(d)
INR	7,000	USD	77	Goldman Sachs	1/9/2026	—	(d)
IDR	1,452,260	USD	87	Goldman Sachs	1/9/2026	—	(d)
USD	145	MXN	2,603	Citibank	1/9/2026	—	(d)
USD	1,570	CZK	32,520	JPMorgan Chase	1/9/2026	(12)
USD	784	COP	3,027,600	Citibank	1/9/2026	(14)
ZAR	21,461	USD	1,256	Citibank	1/12/2026	39
CNH	13,485	USD	1,920	UBS AG	1/12/2026	14
THB	30,030	USD	953	HSBC Bank	1/12/2026	1
ZAR	1,300	USD	78	UBS AG	1/12/2026	1
BRL	470	USD	86	Barclays Bank PLC	1/12/2026	—	(d)
PLN	517	USD	144	Citibank	1/12/2026	—	(d)
PLN	250	USD	70	JPMorgan Chase	1/12/2026	—	(d)
USD	819	BRL	4,516	Citibank	1/12/2026	(3)
USD	2,267	ZAR	37,931	Bank of America	1/12/2026	(21)
BRL	4,255	USD	782	Citibank	1/23/2026	(10)
USD	1,859	EUR	1,580	Morgan Stanley	1/30/2026	—	(d)
USD	917	PHP	54,395	Bank of America	3/16/2026	(1)
						$2

Investments in affiliates (k)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 1.50%
Money market investments 1.50%
Capital Group Central Cash Fund 3.79% (j)	$94,686	$618,645	$652,434	$11	$(8)	$60,900	$5,504

American Funds Insurance Series	38

New World Fund® (continued)

Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)		Percent of net assets
QuintoAndar, Ltd., Series E, preference shares (a)(b)	5/26/2021	$5,258	$6,550		0.16%
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)	12/20/2021	1,716	1,685		0.04
Canva Australia Holdings Pty, Ltd. (a)(b)	8/26/2021-11/4/2021	656	634		0.02
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(b)	11/4/2021	58	56		0.00	(m)
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(b)	11/4/2021	2	2		0.00	(m)
Getir BV, Series D, preferred shares (a)(b)	5/27/2021	3,500	—	(d)	0.00	(m)
Total		$11,190	$8,927		0.22%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Amount less than one thousand.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,247,000, which represented 0.28% of the net assets of the fund.
(g)	Index-linked bond whose principal amount moves with a government price index.
(h)	Scheduled interest and/or principal payment was not received.
(i)	Step bond; coupon rate may change at a later date.
(j)	Rate represents the seven-day yield at 12/31/2025.
(k)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(l)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(m)	Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

BDR = Brazilian Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

CLP = Chilean pesos

CNH = Chinese yuan renminbi

CNY = Chinese yuan renminbi

COP = Colombian pesos

CZK = Czech korunas

EGP = Egyptian pounds

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

HUF = Hungarian forints

IDR = Indonesian rupiah

INR = Indian rupees

MXN = Mexican pesos

MYR = Malaysian ringgits

NGN = Nigerian naira

PHP = Philippine pesos

PLN = Polish zloty

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

THB = Thai baht

TRY= Turkish lira

USD = U.S. dollars

UST= U.S. Treasury

ZAR = South African rand

Refer to the notes to financial statements.

39	American Funds Insurance Series

Washington Mutual Investors Fund

Investment portfolio December 31, 2025

Common stocks 96.71%	Shares	Value (000)
Information technology 22.47%
Broadcom, Inc.	2,374,965	$821,975
Microsoft Corp.	1,413,570	683,631
Apple, Inc.	1,139,590	309,809
NVIDIA Corp.	1,094,267	204,081
KLA Corp.	103,353	125,582
ASML Holding NV (ADR)	110,497	118,216
International Business Machines Corp.	319,206	94,552
Salesforce, Inc.	288,774	76,499
Accenture PLC, Class A	257,970	69,213
Intel Corp. (a)	943,406	34,812
SAP SE (ADR) (b)	108,684	26,401
Texas Instruments, Inc.	108,648	18,849
Amphenol Corp., Class A	134,593	18,189
Synopsys, Inc. (a)	31,950	15,008
Applied Materials, Inc.	56,534	14,529
TE Connectivity PLC	61,452	13,981
Fair Isaac Corp. (a)	8,068	13,640
Adobe, Inc. (a)	34,743	12,160
Hewlett Packard Enterprise Co.	406,300	9,759
Motorola Solutions, Inc.	9,895	3,793
Oracle Corp.	19,421	3,785
ASM International NV (ADR) (b)	4,561	2,752
		2,691,216

Financials 17.03%
Marsh & McLennan Cos., Inc.	1,130,032	209,644
JPMorgan Chase & Co.	593,105	191,110
Bank of America Corp.	3,357,568	184,666
Visa, Inc., Class A	493,213	172,975
Capital One Financial Corp.	511,844	124,050
BlackRock, Inc.	103,920	111,230
Mastercard, Inc., Class A	191,588	109,374
Truist Financial Corp.	1,734,572	85,358
Citizens Financial Group, Inc.	1,377,669	80,470
Arthur J. Gallagher & Co.	300,484	77,762
KKR & Co., Inc.	535,221	68,230
Wells Fargo & Co.	712,560	66,411
Chubb, Ltd.	187,408	58,494
Progressive Corp.	249,074	56,719
Apollo Asset Management, Inc.	387,751	56,131
Morgan Stanley	290,174	51,515
American Express Co.	138,945	51,403
Blackstone, Inc.	247,025	38,076
CME Group, Inc., Class A	134,353	36,689
Aon PLC, Class A	95,985	33,871
S&P Global, Inc.	50,609	26,448
Citigroup,Inc.	207,496	24,213
KeyCorp	1,068,093	22,045
PNC Financial Services Group, Inc.	89,774	18,738
Brookfield Asset Management, Ltd., Class A	345,786	18,116
Goldman Sachs Group, Inc.	19,811	17,414
Carlyle Group, Inc. (The)	270,192	15,971
Equitable Holdings, Inc.	217,170	10,348
Fifth Third Bancorp	178,306	8,346
Intercontinental Exchange, Inc.	48,480	7,852
Charles Schwab Corp. (The)	57,745	5,769
		2,039,438

American Funds Insurance Series	40

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials 12.74%
RTX Corp.	1,032,583	$189,376
General Electric Co.	510,619	157,286
Northrop Grumman Corp.	268,954	153,360
Union Pacific Corp.	381,988	88,361
Paychex, Inc.	783,023	87,839
Caterpillar, Inc.	147,575	84,541
Boeing Co. (The) (a)	371,244	80,604
Deere & Co.	161,235	75,066
L3Harris Technologies, Inc.	231,680	68,014
3M Co.	390,205	62,472
Delta Air Lines, Inc.	807,328	56,029
Parker-Hannifin Corp.	58,375	51,309
Lennox International, Inc.	89,406	43,414
Deutsche Post AG (ADR)	688,904	37,676
Ingersoll-Rand, Inc.	459,350	36,390
Verisk Analytics, Inc.	160,459	35,893
Watsco, Inc.	93,957	31,659
Siemens AG (ADR)	196,210	27,460
Waste Connections, Inc.	130,488	22,882
Johnson Controls International PLC	162,195	19,423
FedEx Corp.	61,924	17,887
HEICO Corp.	44,486	14,395
Republic Services, Inc.	67,539	14,314
Equifax,Inc.	60,828	13,198
BAE Systems PLC (ADR)	136,409	12,670
CSX Corp.	290,528	10,532
RELX PLC (ADR)	231,829	9,371
Waste Management, Inc.	40,322	8,859
Applied Industrial Technologies, Inc.	22,716	5,833
Trane Technologies PLC	14,265	5,552
ITT, Inc.	20,862	3,620
		1,525,285

Health care 12.16%
Eli Lilly and Co.	244,400	262,652
UnitedHealth Group, Inc.	621,229	205,074
Amgen, Inc.	599,792	196,318
Abbott Laboratories	1,132,764	141,924
CVS Health Corp.	1,753,200	139,134
AbbVie, Inc.	388,820	88,841
Gilead Sciences, Inc.	687,176	84,344
Vertex Pharmaceuticals, Inc. (a)	137,037	62,127
Johnson & Johnson	246,753	51,065
Danaher Corp.	217,204	49,722
Thermo Fisher Scientific, Inc.	84,887	49,188
AstraZeneca PLC (ADR)	391,907	36,028
Zimmer Biomet Holdings, Inc.	220,098	19,791
Illumina, Inc. (a)	110,721	14,522
Elevance Health, Inc.	39,244	13,757
Humana, Inc.	47,537	12,176
Novo Nordisk AS, Class B (ADR)	187,415	9,536
Cooper Cos., Inc. (a)	79,881	6,547
Bristol-Myers Squibb Co.	96,148	5,186
McKesson Corp.	4,752	3,898
Align Technology, Inc. (a)	15,745	2,459
Cardinal Health, Inc.	6,793	1,396
		1,455,685

41	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples 8.25%
Philip Morris International, Inc.	2,510,056	$402,613
British American Tobacco PLC (ADR)	2,455,192	139,013
Keurig Dr Pepper, Inc.	2,702,930	75,709
Mondelez International, Inc., Class A	1,268,407	68,278
Coca-Cola Co.	758,395	53,020
Constellation Brands, Inc., Class A	284,585	39,261
Costco Wholesale Corp.	41,990	36,210
Altria Group, Inc.	590,291	34,036
Hershey Co.	124,140	22,591
Nestle SA (ADR)	200,456	19,801
Procter & Gamble Co.	136,221	19,522
Church & Dwight Co., Inc.	227,492	19,075
Walmart, Inc.	150,441	16,761
Estee Lauder Cos., Inc. (The), Class A	152,224	15,941
Kraft Heinz Co. (The)	413,643	10,031
Target Corp.	98,519	9,630
Bunge Global SA	74,092	6,600
		988,092

Consumer discretionary 6.88%
Royal Caribbean Cruises, Ltd.	596,363	166,337
Home Depot, Inc.	256,784	88,359
Starbucks Corp.	1,021,649	86,033
Amazon.com,Inc. (a)	331,292	76,469
YUM! Brands, Inc.	502,512	76,020
D.R. Horton, Inc.	411,529	59,272
TJX Cos., Inc. (The)	383,447	58,901
Darden Restaurants, Inc.	317,938	58,507
NIKE, Inc., Class B	537,367	34,236
Marriott International, Inc., Class A	88,679	27,512
General Motors Co.	276,739	22,504
Vail Resorts, Inc.	149,560	19,862
Tractor Supply Co.	373,740	18,691
Toll Brothers, Inc.	81,236	10,985
Texas Roadhouse, Inc.	43,999	7,304
Sony Group Corp. (ADR)	268,839	6,882
Chipotle Mexican Grill,Inc. (a)	165,637	6,129
		824,003

Communication services 5.40%
Alphabet, Inc., Class A	591,527	185,148
Alphabet, Inc., Class C	565,134	177,339
Meta Platforms, Inc., Class A	234,761	154,963
Comcast Corp., Class A	3,570,517	106,723
Verizon Communications, Inc.	261,888	10,667
Walt Disney Co. (The)	56,380	6,414
AT&T,Inc.	210,004	5,217
		646,471

Utilities 4.03%
Constellation Energy Corp.	322,322	113,867
Sempra	1,251,080	110,458
Southern Co. (The)	946,592	82,543
FirstEnergy Corp.	1,218,911	54,571
DTE Energy Co.	221,096	28,517
Exelon Corp.	631,441	27,525
Entergy Corp.	182,766	16,893
CenterPoint Energy,Inc.	437,803	16,785

American Funds Insurance Series	42

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Public Service Enterprise Group, Inc.	184,231	$14,794
NextEra Energy, Inc.	125,328	10,061
Atmos Energy Corp.	38,564	6,464
		482,478

Energy 2.92%
Exxon Mobil Corp.	678,218	81,617
ConocoPhillips	836,045	78,262
Canadian Natural Resources, Ltd.	1,659,500	56,174
EOG Resources, Inc.	404,283	42,454
Baker Hughes Co., Class A	572,294	26,062
TC Energy Corp.	425,469	23,405
Chevron Corp.	114,799	17,496
Halliburton Co.	398,694	11,267
SLB, Ltd.	216,823	8,322
TotalEnergies SE (b)	65,622	4,293
		349,352

Real estate 2.59%
Welltower, Inc. REIT	972,251	180,459
Simon Property Group, Inc. REIT	158,605	29,359
Public Storage REIT	107,805	27,975
Prologis, Inc. REIT	200,496	25,595
Ventas, Inc. REIT	219,292	16,969
American Tower Corp. REIT	95,755	16,812
Rexford Industrial Realty, Inc. REIT	156,135	6,046
Extra Space Storage, Inc. REIT	42,274	5,505
CoStar Group, Inc. (a)	23,002	1,547
		310,267

Materials 2.24%
Air Products and Chemicals, Inc.	314,661	77,728
Wheaton Precious Metals Corp.	558,352	65,618
International Paper Co.	1,327,824	52,303
Linde PLC	63,825	27,214
Royal Gold,Inc.	81,893	18,204
Corteva, Inc.	260,264	17,445
H.B. Fuller Co.	114,890	6,831
Nucor Corp.	16,976	2,769
		268,112
Total common stocks (cost: $7,030,725,000)		11,580,399

Convertible stocks 0.86%
Industrials 0.36%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	627,490	43,334

Financials 0.33%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	590,703	30,622
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	116,666	8,811
		39,433
43	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Convertible stocks (continued)	Shares	Value (000)
Utilities 0.17%
Southern Co. (The), Class A, convertible preferred shares, 7.125% 12/15/2028	406,324	$20,463
Total convertible stocks (cost: $91,575,000)		103,230

Short-term securities 2.29%
Money market investments 2.28%
Capital Group Central Cash Fund 3.79% (c)(d)	2,725,029	272,530

Money market investments purchased with collateral from securities on loan 0.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (c)(e)	776,786	777
Total short-term securities (cost: $273,250,000)		273,307
Total investment securities 99.86% (cost: $7,395,550,000)		11,956,936
Other assets less liabilities 0.14%		17,120
Net assets 100.00%		$11,974,056

Investments in affiliates (d)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 2.28%
Money market investments 2.28%
Capital Group Central Cash Fund 3.79% (c)	$245,250	$1,790,503	$1,763,183		$(10)	$(30)	$272,530	$13,883
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.79% (c)	9,850		9,850	(f)			—	—	(g)
Total 2.28%					$(10)	$(30)	$272,530	$13,883

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 12/31/2025.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(f)	Represents net activity. Refer to Note 5 for more information on securities lending.
(g)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series	44

U.S. Small and Mid Cap Equity Fund

Investment portfolio December 31, 2025

Common stocks 97.32%	Shares	Value (000)
Financials 23.78%
Capital One Financial Corp.	12,848	$3,114
Brown & Brown, Inc.	29,424	2,345
Fifth Third Bancorp	42,787	2,003
RenaissanceRe Holdings, Ltd.	6,629	1,864
Victory Capital Holdings, Inc., Class A	27,021	1,705
LPL Financial Holdings, Inc.	3,231	1,154
StepStone Group, Inc., Class A	17,773	1,140
KeyCorp	47,885	988
Hamilton Lane, Inc., Class A	7,175	964
TPG, Inc., Class A	13,727	876
Affirm Holdings, Inc., Class A (a)	11,444	852
WEX, Inc. (a)	5,173	771
Radian Group,Inc.	18,868	679
Kinsale Capital Group, Inc.	1,670	653
Fiserv, Inc. (a)	9,281	623
Ally Financial, Inc.	10,613	481
Ameriprise Financial, Inc.	957	469
Accelerant Holdings, Class A (a)	27,142	444
Artisan Partners Asset Management, Inc., Class A	10,148	413
Tradeweb Markets, Inc., Class A	3,687	396
Arthur J. Gallagher & Co.	1,462	378
Citizens Financial Group, Inc.	6,328	370
Essent Group, Ltd.	4,628	301
Figure Technology Solutions, Inc. (a)	6,252	255
GQG Partners, Inc. (CDI)	195,382	228
Blue Owl Capital, Inc., Class A	15,107	226
		23,692

Industrials 19.73%
XPO, Inc. (a)	11,702	1,590
Comfort Systems USA, Inc.	1,510	1,409
Crane Co.	7,592	1,400
Ingersoll-Rand, Inc.	16,463	1,304
United Rentals, Inc.	1,565	1,267
Karman Holdings, Inc. (a)	16,913	1,238
AGCO Corp.	8,507	887
ATI, Inc. (a)	7,165	822
Bloom Energy Corp., Class A (a)	9,349	812
APi Group Corp. (a)	18,288	700
Generac Holdings, Inc. (a)	5,120	698
AMETEK,Inc.	3,100	637
SiteOne Landscape Supply, Inc. (a)	5,013	624
Core & Main, Inc., Class A (a)	11,721	609
PACCAR, Inc.	4,584	502
Applied Industrial Technologies, Inc.	1,852	476
The Toro Co.	5,383	424
CSW Industrials, Inc.	1,425	418
FTAI Aviation, Ltd.	2,030	400
Copart, Inc. (a)	9,486	371
HEICO Corp.	1,059	343
Builders FirstSource, Inc. (a)	3,265	336
L3Harris Technologies, Inc.	1,140	335
Kadant,Inc.	1,153	329
ESCO Technologies, Inc.	1,528	299
VSE Corp.	1,708	295
Graco,Inc.	3,172	260
Oshkosh Corp.	1,699	213
Robert Half, Inc.	6,882	187

45	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Fluor Corp. (a)	4,663	$185
United Parcel Service, Inc., Class B	1,684	167
CBIZ, Inc. (a)	2,383	120
		19,657

Consumer discretionary 15.60%
Hilton Worldwide Holdings, Inc.	5,955	1,711
YUM! Brands, Inc.	9,944	1,504
Vail Resorts, Inc.	10,303	1,368
LKQ Corp.	42,592	1,286
Aptiv Holdings, Ltd. (a)	13,584	1,034
General Motors Co.	11,011	895
Five Below, Inc. (a)	4,322	814
Adtalem Global Education, Inc. (a)	7,439	770
Bright Horizons Family Solutions, Inc. (a)	5,826	591
TopBuild Corp. (a)	1,258	525
Flutter Entertainment PLC (a)	2,429	522
Wingstop, Inc.	2,071	494
Darden Restaurants, Inc.	2,559	471
D.R. Horton, Inc.	3,011	434
Murphy USA, Inc.	927	374
Toll Brothers, Inc.	2,406	325
Cavco Industries, Inc. (a)	546	322
Royal Caribbean Cruises, Ltd.	1,101	307
Chewy, Inc., Class A (a)	8,811	291
Texas Roadhouse,Inc.	1,657	275
Chipotle Mexican Grill, Inc. (a)	7,178	266
Brinker International, Inc. (a)	1,778	255
SharkNinja, Inc. (a)	1,946	218
AutoZone, Inc. (a)	53	180
Polaris, Inc.	2,608	165
CAVA Group,Inc. (a)	2,391	140
		15,537

Information technology 11.44%
Ingram Micro Holding Corp. (b)	64,723	1,381
Lumentum Holdings, Inc. (a)	3,571	1,316
Fabrinet, non-registered shares (a)	2,398	1,092
Keysight Technologies, Inc. (a)	4,973	1,010
Ciena Corp. (a)	3,954	925
Flex, Ltd. (a)	13,238	800
MongoDB, Inc., Class A (a)	1,765	741
Procore Technologies, Inc. (a)	8,507	619
Vontier Corp.	16,007	595
Fair Isaac Corp. (a)	313	529
Cloudflare, Inc., Class A (a)	2,395	472
CompoSecure, Inc., Class A (a)(c)	20,637	370
Hewlett Packard Enterprise Co.	12,286	295
EPAM Systems, Inc. (a)	1,350	277
Snowflake, Inc. (a)	1,173	257
RingCentral, Inc., Class A (a)	7,980	230
Clearwater Analytics Holdings, Inc., Class A (a)	8,318	201
CoreWeave, Inc., Class A (a)	1,559	112
Figma, Inc. (a)	2,983	111
Via Transportation, Inc., Class A (a)	2,340	68
		11,401

American Funds Insurance Series	46

U.S. Small and Mid Cap Equity Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care 8.63%
Ionis Pharmaceuticals, Inc. (a)	14,469	$1,145
Illumina, Inc. (a)	5,359	703
Align Technology, Inc. (a)	4,477	699
Medline, Inc., Class A (a)	14,700	617
Cooper Cos., Inc. (a)	6,773	555
Exact Sciences Corp. (a)	4,899	498
Halozyme Therapeutics, Inc. (a)	6,858	462
Doximity, Inc., Class A (a)	8,847	392
Veeva Systems, Inc., Class A (a)	1,752	391
Penumbra, Inc. (a)	1,219	379
Natera, Inc. (a)	1,649	378
Alignment Healthcare, Inc. (a)	18,667	369
Hims & Hers Health, Inc., Class A (a)	10,863	353
NewAmsterdam Pharma Co. NV (a)	9,798	344
IQVIA Holdings, Inc. (a)	1,442	325
Regeneron Pharmaceuticals, Inc.	376	290
Centessa Pharmaceuticals PLC (ADR) (a)	9,157	229
Krystal Biotech, Inc. (a)	886	218
Zimmer Biomet Holdings, Inc.	1,962	176
Alnylam Pharmaceuticals, Inc. (a)	200	79
		8,602

Consumer staples 7.13%
US Foods Holding Corp. (a)	29,695	2,237
Monster Beverage Corp. (a)	16,752	1,284
e.l.f. Beauty, Inc. (a)	11,527	877
Dollar General Corp.	4,932	655
Caseys General Stores, Inc.	1,137	628
Estee Lauder Cos., Inc. (The), Class A	4,095	429
Keurig Dr Pepper, Inc.	11,715	328
Maplebear, Inc. (a)	6,897	310
Constellation Brands, Inc., Class A	1,758	243
The Campbell’s Co.	4,131	115
		7,106

Energy 2.50%
Diamondback Energy, Inc.	5,754	865
Baker Hughes Co., Class A	13,613	620
Viper Energy, Inc., Class A	8,310	321
Permian Resources Corp., Class A	18,919	266
SLB, Ltd.	6,256	240
EOG Resources, Inc.	1,661	174
		2,486

Real estate 2.43%
Simon Property Group, Inc. REIT	6,717	1,244
Essex Property Trust, Inc. REIT	2,217	580
Crown Castle, Inc. REIT	5,004	445
Alexandria Real Estate Equities, Inc. REIT	3,072	150
		2,419

Materials 2.29%
International Paper Co.	19,368	763
Westlake Corp.	6,765	500

47	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Element Solutions, Inc.	17,078	$427
Perpetua Resources Corp. (a)	16,342	396
Corteva, Inc.	2,901	194
		2,280

Communication services 1.90%
ROBLOX Corp., Class A (a)	14,370	1,164
Live Nation Entertainment, Inc. (a)	3,723	530
Charter Communications, Inc., Class A (a)	761	159
Stubhub Holdings, Inc., Class A (a)(b)	2,858	39
		1,892

Utilities 1.89%
Exelon Corp.	29,519	1,287
NRG Energy, Inc.	3,150	501
FirstEnergy Corp.	2,147	96
		1,884
Total common stocks (cost: $93,297,000)		96,956

Short-term securities 3.82%
Money market investments 2.97%
Capital Group Central Cash Fund 3.79% (d)(e)	29,620	2,963

Money market investments purchased with collateral from securities on loan 0.85%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (d)(f)	846,291	846
Total short-term securities (cost: $3,808,000)		3,809
Total investment securities 101.14% (cost: $97,105,000)		100,765
Other assets less liabilities (1.14)%		(1,139)
Net assets 100.00%		$99,626

Investments in affiliates (e)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)		Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 2.97%
Money market investments 2.97%
Capital Group Central Cash Fund 3.79% (d)	$288	$29,708	$27,033	$—	(g)	$—	(g)	$2,963	$60

Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CompoSecure, Inc., Class A (a)	12/24/2025	$382	$370	0.37%
American Funds Insurance Series	48

U.S. Small and Mid Cap Equity Fund (continued)

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Rate represents the seven-day yield at 12/31/2025.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(g)	Amount less than one thousand.

Key to abbreviation(s)

ADR = American Depositary Receipts
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

49	American Funds Insurance Series

Capital World Growth and Income Fund

Investment portfolio December 31, 2025

Common stocks 98.15%	Shares	Value (000)
Information technology 23.97%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,005,772	$97,989
Broadcom, Inc.	268,307	92,861
Microsoft Corp.	146,416	70,810
NVIDIA Corp.	281,180	52,440
Apple, Inc.	140,959	38,321
Micron Technology, Inc.	111,566	31,842
ASML Holding NV	16,667	17,815
ASML Holding NV (ADR)	1,512	1,618
International Business Machines Corp.	48,120	14,254
Tokyo Electron, Ltd.	51,975	11,415
Intel Corp. (a)	273,031	10,075
MediaTek, Inc.	157,094	7,118
Amphenol Corp., Class A	32,412	4,380
Lenovo Group, Ltd.	3,686,000	4,371
Seagate Technology Holdings PLC	15,867	4,370
Synopsys, Inc. (a)	8,886	4,174
Applied Materials, Inc.	15,190	3,904
Oracle Corp.	18,982	3,700
Shopify, Inc., Class A, subordinate voting shares (a)	18,872	3,038
Accenture PLC, Class A	10,643	2,855
Samsung Electronics Co., Ltd.	33,844	2,821
Cloudflare, Inc., Class A (a)	12,488	2,462
Capgemini SE	14,098	2,335
Allegro MicroSystems, Inc. (a)	88,141	2,325
EPAM Systems, Inc. (a)	9,877	2,024
Constellation Software, Inc.	721	1,734
AppLovin Corp., Class A (a)	2,510	1,691
KLA Corp.	1,314	1,597
Marvell Technology, Inc.	18,061	1,535
Salesforce, Inc.	4,029	1,067
SAP SE	3,885	950
Fair Isaac Corp. (a)	458	774
Strategy, Inc., Class A (a)	4,258	647
Corning, Inc.	7,323	641
Advantech Co., Ltd.	30,098	274
		500,227

Industrials 16.25%
General Electric Co.	80,356	24,752
Airbus SE, non-registered shares	90,056	20,889
BAE Systems PLC	890,700	20,476
Siemens AG	64,151	18,016
RTX Corp.	95,086	17,439
TransDigm Group, Inc.	11,792	15,682
Leonardo SpA	255,861	14,657
Deere & Co.	29,808	13,878
Volvo AB, Class B	391,329	12,544
Melrose Industries PLC	1,317,195	10,363
Ryanair Holdings PLC (ADR)	143,498	10,359
Hitachi, Ltd.	269,600	8,364
Compagnie de Saint-Gobain SA, non-registered shares	78,427	7,961
Union Pacific Corp.	34,166	7,903
Carrier Global Corp.	147,179	7,777
Safran SA	22,132	7,701
United Rentals, Inc.	9,239	7,477
Mitsui & Co., Ltd.	252,500	7,463
Rolls-Royce Holdings PLC	438,695	6,819
Siemens Energy AG	41,713	5,895
Ingersoll-Rand, Inc.	73,089	5,790
L3Harris Technologies, Inc.	19,651	5,769

American Funds Insurance Series	50

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Parker-Hannifin Corp.	5,942	$5,223
Deutsche Post AG	94,991	5,203
Lockheed Martin Corp.	10,189	4,928
ITOCHU Corp.	377,000	4,759
Prysmian SpA	47,580	4,744
RELX PLC	102,326	4,139
Techtronic Industries Co., Ltd.	352,500	4,050
IHI Corp.	204,168	3,600
XPO, Inc. (a)	24,624	3,347
Saab AB, Class B	50,858	2,958
International Consolidated Airlines Group SA (CDI)	528,593	2,927
GE Vernova, Inc.	4,428	2,894
Core & Main, Inc., Class A (a)	54,167	2,815
Bureau Veritas SA	84,710	2,698
Weir Group PLC (The)	53,913	2,058
MTU Aero Engines AG	4,854	2,025
FTAI Aviation, Ltd.	9,560	1,882
Crane Co.	9,711	1,791
Marubeni Corp.	63,000	1,753
Bombardier, Inc., Class B (a)	9,858	1,677
Bouygues SA	30,905	1,602
Comfort Systems USA, Inc.	1,627	1,518
Recruit Holdings Co., Ltd.	25,350	1,446
Bunzl PLC	42,369	1,182
Randstad NV, non-registered shares	28,055	1,067
Woodward, Inc.	3,354	1,014
Vestas Wind Systems AS	35,740	965
SECOM Co., Ltd.	27,100	963
Howmet Aerospace, Inc.	4,522	927
Rocket Lab Corp. (a)	12,810	894
Boeing Co. (The) (a)	3,785	822
Diploma PLC	11,469	818
PACCAR, Inc.	7,084	776
Ferguson Enterprises, Inc.	2,880	641
Valmet OYJ	17,763	588
FedEx Corp.	1,469	424
		339,092

Financials 14.57%
Chubb, Ltd.	41,141	12,841
Citigroup, Inc.	109,791	12,811
NatWest Group PLC	1,411,295	12,309
Zurich Insurance Group AG	15,887	12,058
JPMorgan Chase & Co.	36,957	11,908
Capital One Financial Corp.	44,690	10,831
Aviva PLC	1,178,167	10,787
Mastercard, Inc., Class A	18,307	10,451
Apollo Asset Management, Inc.	66,212	9,585
BPER Banca SpA	688,480	9,310
Visa, Inc., Class A	23,806	8,349
Bank of America Corp.	151,204	8,316
American Express Co.	21,561	7,976
Wells Fargo & Co.	73,531	6,853
UniCredit SpA	82,515	6,850
ING Groep NV	242,789	6,825
BlackRock, Inc.	5,785	6,192
Arthur J. Gallagher & Co.	22,281	5,766
Banco Bilbao Vizcaya Argentaria SA	240,821	5,633
Blackstone, Inc.	34,103	5,257
Galaxy Digital, Inc., Class A (a)(b)	153,894	3,441

51	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Galaxy Digital, Inc., Class A (a)	73,055	$1,634
AIA Group, Ltd.	489,469	5,028
HDFC Life Insurance Co., Ltd.	586,869	4,905
Munchener Ruckversicherungs-Gesellschaft AG	7,210	4,761
Mizuho Financial Group, Inc.	128,300	4,659
3i Group PLC	103,448	4,501
Aon PLC, Class A	12,706	4,484
Israel Discount Bank, Ltd., Class A	416,534	4,423
Erste Group Bank AG	33,771	4,063
Partners Group Holding AG	3,097	3,804
Postal Savings Bank of China Co., Ltd., Class H	5,553,383	3,790
FinecoBank SpA	138,712	3,602
BNP Paribas SA	36,364	3,441
Ping An Insurance (Group) Co. of China, Ltd., Class H	404,280	3,401
KB Financial Group, Inc.	39,325	3,400
Blue Owl Capital, Inc., Class A	224,513	3,354
Svenska Handelsbanken AB, Class A	226,988	3,310
Progressive Corp.	13,531	3,081
DBS Group Holdings, Ltd.	66,200	2,897
Marsh & McLennan Cos., Inc.	14,198	2,634
Danske Bank AS	52,190	2,603
Ares Management Corp., Class A	14,926	2,412
Morgan Stanley	13,148	2,334
TPG, Inc., Class A	36,181	2,310
Nu Holdings, Ltd., Class A (a)	132,234	2,214
HDFC Bank, Ltd.	127,497	1,409
HDFC Bank, Ltd. (ADR)	17,258	630
HSBC Holdings PLC (HKD denominated)	130,000	2,036
B3 SA - Brasil, Bolsa, Balcao	732,050	1,905
AXA SA	39,014	1,876
American International Group, Inc.	20,908	1,789
Brown & Brown, Inc.	22,407	1,786
Banco Comercial Portugues, SA	1,692,704	1,774
IG Group Holdings PLC	93,625	1,660
CaixaBank SA, non-registered shares	125,217	1,529
CVC Capital Partners PLC	88,920	1,489
National Bank of Canada	11,544	1,452
Skandinaviska Enskilda Banken AB, Class A	62,547	1,320
Federal Home Loan Mortgage Corp. (a)	122,752	1,245
Fannie Mae (a)	99,902	1,072
Allianz SE	2,300	1,055
Bank Hapoalim BM	46,635	1,055
Credicorp, Ltd.	3,392	973
Abu Dhabi Islamic Bank PJSC	164,126	928
China Merchants Bank Co., Ltd., Class H	122,403	828
Goldman Sachs Group, Inc.	871	766
Brookfield Asset Management, Ltd., Class A (CAD denominated)	14,178	743
LPL Financial Holdings, Inc.	2,038	728
Fidelity National Information Services, Inc.	10,845	721
Macquarie Group, Ltd.	4,650	626
XP, Inc., Class A	36,512	598
Standard Chartered PLC	19,485	476
Tokio Marine Holdings, Inc.	6,000	223
Sberbank of Russia PJSC (c)	3,196,952	—	(d)
		304,086

Communication services 9.18%
Alphabet, Inc., Class A	119,827	37,506
Alphabet, Inc., Class C	112,570	35,324
Meta Platforms, Inc., Class A	40,871	26,979

American Funds Insurance Series	52

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
SoftBank Group Corp.	669,268	$18,868
Netflix, Inc. (a)	123,855	11,613
Publicis Groupe SA	105,250	10,919
Singapore Telecommunications, Ltd.	2,193,563	7,772
NetEase, Inc.	212,900	5,859
NetEase, Inc. (ADR)	4,006	551
Orange	323,745	5,402
Bharti Airtel, Ltd.	210,509	4,938
Bharti Airtel, Ltd., interim shares	12,466	235
Tencent Holdings, Ltd.	58,900	4,513
Comcast Corp., Class A	149,929	4,481
Universal Music Group NV	157,145	4,106
AT&T, Inc.	129,224	3,210
Nintendo Co., Ltd.	38,800	2,621
Spotify Technology SA (a)	4,149	2,409
Omnicom Group, Inc.	25,602	2,067
Walt Disney Co. (The)	10,917	1,242
SoftBank Corp.	677,450	930
		191,545

Consumer discretionary 8.32%
Amazon.com, Inc. (a)	144,814	33,426
Industria de Diseno Textil SA	183,973	12,118
Trip.com Group, Ltd. (ADR)	79,347	5,706
Trip.com Group, Ltd.	77,636	5,569
Compagnie Financiere Richemont SA, Class A	50,205	10,835
Tesla, Inc. (a)	23,878	10,738
Flutter Entertainment PLC (a)	41,831	8,995
Starbucks Corp.	104,616	8,810
Royal Caribbean Cruises, Ltd.	31,446	8,771
MercadoLibre, Inc. (a)	4,232	8,524
NEXT PLC	38,851	7,148
Las Vegas Sands Corp.	94,294	6,138
LVMH Moet Hennessy-Louis Vuitton SE	7,475	5,635
Booking Holdings, Inc.	927	4,964
Chipotle Mexican Grill, Inc. (a)	124,254	4,597
D.R. Horton, Inc.	28,110	4,049
Alibaba Group Holding, Ltd. (ADR)	20,723	3,038
Hermes International	1,159	2,864
Compagnie Generale des Etablissements Michelin	73,679	2,444
Restaurant Brands International, Inc. (CAD denominated)	27,334	1,865
Hyundai Motor Co.	8,986	1,840
InterContinental Hotels Group PLC	12,632	1,769
Moncler SpA	27,170	1,746
Compass Group PLC	54,547	1,735
Carvana Co., Class A (a)	3,915	1,652
Suzuki Motor Corp.	98,200	1,459
Aristocrat Leisure, Ltd.	34,618	1,343
Midea Group Co., Ltd., Class A	113,000	1,263
NIKE, Inc., Class B	16,141	1,028
Accor SA	15,785	894
Zensho Holdings Co., Ltd.	14,300	820
Sea, Ltd., Class A (ADR) (a)	5,758	735
Dollarama, Inc.	4,772	713
Kering SA	1,243	439
		173,670

Health care 8.25%
Eli Lilly and Co.	36,376	39,093

53	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Vertex Pharmaceuticals, Inc. (a)	35,954	$16,300
Abbott Laboratories	108,041	13,536
Medtronic PLC	125,128	12,020
UnitedHealth Group, Inc.	24,947	8,235
Novo Nordisk AS, Class B	160,061	8,159
Johnson & Johnson	36,478	7,549
Gilead Sciences, Inc.	57,932	7,111
Stryker Corp.	17,674	6,212
AstraZeneca PLC	32,200	5,931
Takeda Pharmaceutical Co., Ltd.	189,000	5,872
Sanofi	57,677	5,596
Thermo Fisher Scientific, Inc.	9,013	5,223
Daiichi Sankyo Co., Ltd.	225,900	4,811
Amgen, Inc.	14,470	4,736
EssilorLuxottica SA	14,229	4,499
Insulet Corp. (a)	10,684	3,037
AbbVie, Inc.	10,898	2,490
GE HealthCare Technologies, Inc.	18,849	1,546
BioMarin Pharmaceutical, Inc. (a)	24,993	1,485
CVS Health Corp.	17,836	1,415
Molina Healthcare, Inc. (a)	7,751	1,345
Haleon PLC	244,709	1,238
Lonza Group AG	1,598	1,081
Boston Scientific Corp. (a)	10,853	1,035
Rede D’Or Sao Luiz SA	122,458	907
Chugai Pharmaceutical Co., Ltd.	17,100	899
Fresenius SE & Co. KGaA	11,068	637
agilon health, Inc. (a)	125,582	86
		172,084

Materials 6.04%
Vale SA, ordinary nominative shares	1,042,597	13,632
Vale SA (ADR), ordinary nominative shares	147,928	1,927
Freeport-McMoRan, Inc.	290,202	14,739
First Quantum Minerals, Ltd. (a)	356,560	9,560
Heidelberg Materials AG, non-registered shares	31,146	8,156
Ivanhoe Mines, Ltd., Class A (a)	626,382	7,124
Anglo American PLC	157,771	6,502
Glencore PLC	958,289	5,213
Linde PLC	11,690	4,984
Anglogold Ashanti PLC	58,022	4,948
Air Products and Chemicals, Inc.	18,354	4,534
Corteva, Inc.	64,430	4,319
Antofagasta PLC	91,571	4,019
Agnico Eagle Mines, Ltd.	23,441	3,975
Nippon Steel Corp.	865,000	3,538
Smurfit Westrock PLC	88,600	3,426
CRH PLC	26,681	3,330
Southern Copper Corp.	22,583	3,240
Rio Tinto PLC	40,408	3,224
Air Liquide SA	12,636	2,378
Grupo Mexico, SAB de CV, Series B	249,486	2,356
LyondellBasell Industries NV	51,002	2,208
Lundin Mining Corp.	100,869	2,168
Dow, Inc.	84,972	1,987
Franco-Nevada Corp.	8,714	1,806
Akzo Nobel NV	11,772	818
Shin-Etsu Chemical Co., Ltd.	26,000	809

American Funds Insurance Series	54

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Lynas Rare Earths, Ltd. (a)	76,018	$627
BASF SE	6,478	338
Zijin Gold International Co., Ltd. (a)	8,900	166
		126,051

Consumer staples 4.82%
Philip Morris International, Inc.	264,831	42,479
British American Tobacco PLC	257,586	14,599
Nestle SA	124,694	12,394
Imperial Brands PLC	254,415	10,696
JBS NV (BDR) (a)	221,456	3,194
Ocado Group PLC (a)	792,264	2,515
Danone SA	23,736	2,142
Bunge Global SA	22,247	1,982
Sysco Corp.	23,248	1,713
Walmart, Inc.	12,868	1,434
US Foods Holding Corp. (a)	14,397	1,084
Ajinomoto Co., Inc.	49,400	1,045
Procter & Gamble Co.	7,275	1,042
Loblaw Cos., Ltd.	21,096	954
Arca Continental, SAB de CV	87,378	946
Keurig Dr Pepper, Inc.	29,253	819
Kweichow Moutai Co., Ltd., Class A	4,100	807
Coca-Cola Co.	10,706	748
		100,593

Energy 3.72%
Canadian Natural Resources, Ltd. (CAD denominated)	482,117	16,330
Cameco Corp. (CAD denominated)	118,635	10,863
Cameco Corp.	46,105	4,218
Shell PLC (GBP denominated)	341,079	12,530
Shell PLC (EUR denominated)	14,064	519
EOG Resources, Inc.	110,268	11,579
Baker Hughes Co., Class A	95,061	4,329
TC Energy Corp. (CAD denominated)	74,780	4,118
Neste OYJ	166,062	3,758
BP PLC	633,071	3,675
Suncor Energy, Inc.	68,819	3,055
Expand Energy Corp.	12,380	1,366
Tourmaline Oil Corp.	14,829	665
ADNOC Drilling Co. PJSC	381,223	554
		77,559

Utilities 2.19%
Engie SA	596,827	15,693
Southern Co. (The)	61,750	5,385
Iberdrola SA, non-registered shares	225,821	4,888
Pinnacle West Capital Corp.	36,700	3,255
NextEra Energy, Inc.	38,632	3,101
E.ON SE	150,047	2,845
National Grid PLC	154,423	2,380
Dominion Energy, Inc.	39,815	2,333
Duke Energy Corp.	18,764	2,199
Constellation Energy Corp.	5,656	1,998
DTE Energy Co.	10,779	1,390
SSE PLC	5,948	174
		45,641

55	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Real estate 0.84%
Prologis, Inc. REIT	48,096	$6,140
China Resources Mixc Lifestyle Services, Ltd.	924,400	5,083
Mitsubishi Estate Co., Ltd.	73,600	1,793
Simon Property Group, Inc. REIT	7,706	1,426
UDR, Inc. REIT	32,096	1,177
VICI Properties, Inc. REIT	39,802	1,119
Goodman Logistics (HK), Ltd. REIT	40,304	829
		17,567
Total common stocks (cost: $1,169,007,000)		2,048,115

Preferred securities 0.30%
Financials 0.30%
Itau Unibanco Holding SA, preferred nominative shares	330,165	2,367
Itau Unibanco Holding SA (ADR), preferred nominative shares	226,056	1,618
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)	80,909	1,232
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(e)	69,041	994
		6,211
Total preferred securities (cost: $5,265,000)		6,211

Bonds, notes & other debt instruments 0.05%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.03%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL	3,300	584

Corporate bonds and notes 0.02%
Health care 0.02%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD	432	428
Total bonds, notes & other debt instruments (cost: $967,000)			1,012

Short-term securities 1.30%	Shares
Money market investments 1.26%
Capital Group Central Cash Fund 3.79% (f)(g)	262,010	26,204

Money market investments purchased with collateral from securities on loan 0.04%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (f)(h)	906,417	906
Total short-term securities (cost: $27,106,000)		27,110
Total investment securities 99.80% (cost: $1,202,345,000)		2,082,448
Other assets less liabilities 0.20%		4,261
Net assets 100.00%		$2,086,709
American Funds Insurance Series	56

Capital World Growth and Income Fund (continued)

Investments in affiliates (g)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 1.26%
Money market investments 1.26%
Capital Group Central Cash Fund 3.79% (f)	$46,673	$322,340	$342,810	$5	$(4)	$26,204	$2,805

Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Galaxy Digital, Inc., Class A (a)	10/10/2025	$5,540	$3,441	0.16%

(a)	Non-income producing.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)	Rate represents the seven-day yield at 12/31/2025.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)

ADR = American Depositary Receipts

BDR = Brazilian Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

HKD = Hong Kong dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

57	American Funds Insurance Series

Growth-Income Fund

Investment portfolio December 31, 2025

Common stocks 97.39%	Shares	Value (000)
Information technology 31.31%
NVIDIA Corp.	16,585,113	$3,093,124
Microsoft Corp.	6,355,199	3,073,501
Broadcom, Inc.	6,636,411	2,296,862
Apple, Inc.	6,072,252	1,650,802
Applied Materials, Inc.	3,375,839	867,557
Amphenol Corp., Class A	3,401,335	459,656
Oracle Corp.	1,505,598	293,456
Seagate Technology Holdings PLC	1,046,348	288,154
Cognizant Technology Solutions Corp., Class A	3,381,043	280,627
Accenture PLC, Class A	888,876	238,485
Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	200,397
Arista Networks, Inc. (a)	1,418,856	185,913
Entegris, Inc.	1,768,942	149,033
Salesforce, Inc.	535,038	141,737
AppLovin Corp., Class A (a)	102,313	68,940
Texas Instruments, Inc.	374,945	65,049
Marvell Technology, Inc.	761,477	64,710
Adobe, Inc. (a)	163,526	57,232
Corning, Inc.	600,000	52,536
Palo Alto Networks, Inc. (a)	220,554	40,626
ASML Holding NV	28,845	30,833
QUALCOMM, Inc.	141,313	24,172
Micron Technology, Inc.	78,021	22,268
Fair Isaac Corp. (a)	8,541	14,440
		13,660,110

Industrials 13.55%
RTX Corp.	7,418,732	1,360,595
Automatic Data Processing, Inc.	1,993,331	512,745
Airbus SE, non-registered shares	1,921,964	445,806
General Dynamics Corp.	1,230,528	414,270
GFL Environmental, Inc., subordinate voting shares	8,706,752	373,955
Carrier Global Corp.	6,005,807	317,347
General Electric Co.	1,019,662	314,087
Uber Technologies, Inc. (a)	2,826,696	230,969
XPO, Inc. (a)	1,695,007	230,368
Union Pacific Corp.	862,971	199,622
Ingersoll-Rand, Inc.	2,494,401	197,606
Caterpillar, Inc.	326,877	187,258
Paychex, Inc.	1,519,430	170,450
Honeywell International, Inc.	828,971	161,724
United Rentals, Inc.	188,542	152,591
TransDigm Group, Inc.	113,503	150,942
L3Harris Technologies, Inc.	459,926	135,020
CSX Corp.	3,114,334	112,895
APi Group Corp. (a)	1,733,157	66,311
Waste Management, Inc.	284,081	62,415
Woodward, Inc.	204,293	61,762
Boeing Co. (The) (a)	238,104	51,697
		5,910,435

Financials 11.99%
JPMorgan Chase & Co.	2,413,448	777,661
Mastercard, Inc., Class A	1,060,909	605,652
BlackRock, Inc.	504,695	540,195
Wells Fargo & Co.	5,041,337	469,853
Fidelity National Information Services, Inc.	6,205,397	412,411
Progressive Corp.	766,051	174,445
Morgan Stanley	957,257	169,942

American Funds Insurance Series	58

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Capital One Financial Corp.	697,472	$169,039
Visa, Inc., Class A	445,602	156,277
Chubb, Ltd.	495,560	154,674
Goldman Sachs Group, Inc.	174,257	153,172
Marsh & McLennan Cos., Inc.	798,956	148,222
Berkshire Hathaway, Inc., Class B (a)	269,334	135,381
B3 SA - Brasil, Bolsa, Balcao	44,971,737	117,059
American Express Co.	303,325	112,215
PNC Financial Services Group, Inc.	520,903	108,728
Pinnacle Financial Partners, Inc.	1,131,294	107,937
U.S. Bancorp	1,948,827	103,989
Arthur J. Gallagher & Co.	374,193	96,837
Apollo Asset Management, Inc.	665,703	96,367
State Street Corp.	681,940	87,977
S&P Global, Inc.	165,000	86,227
CME Group, Inc., Class A	292,470	79,868
Blackstone, Inc.	400,140	61,678
PayPal Holdings, Inc.	1,053,348	61,495
American International Group, Inc.	507,353	43,404
		5,230,705

Health care 10.04%
Eli Lilly and Co.	1,648,956	1,772,100
Vertex Pharmaceuticals, Inc. (a)	1,484,547	673,034
AbbVie, Inc.	1,684,603	384,915
UnitedHealth Group, Inc.	1,032,933	340,981
Abbott Laboratories	2,330,871	292,035
Thermo Fisher Scientific, Inc.	277,075	160,551
Cencora, Inc.	401,982	135,769
Cigna Group (The)	321,281	88,426
Johnson & Johnson	426,488	88,262
Intuitive Surgical, Inc. (a)	122,132	69,171
Danaher Corp.	250,263	57,290
Gilead Sciences, Inc.	430,961	52,896
Amgen, Inc.	151,000	49,424
GE HealthCare Technologies, Inc.	582,499	47,777
Insulet Corp. (a)	162,641	46,229
CVS Health Corp.	535,085	42,464
Stryker Corp.	111,700	39,259
Medtronic PLC	210,000	20,173
Alnylam Pharmaceuticals, Inc. (a)	49,075	19,515
		4,380,271

Consumer discretionary 10.04%
Amazon.com, Inc. (a)	8,601,419	1,985,379
Starbucks Corp.	5,641,121	475,039
Wyndham Hotels & Resorts, Inc. (b)	4,910,876	371,066
Royal Caribbean Cruises, Ltd.	1,137,038	317,143
Tesla, Inc. (a)	703,606	316,426
Home Depot, Inc.	737,552	253,792
Las Vegas Sands Corp.	2,000,000	130,180
Viking Holdings, Ltd. (a)	1,559,413	111,358
Carvana Co., Class A (a)	214,692	90,604
Sony Group Corp.	3,009,200	76,915
TJX Cos., Inc. (The)	495,864	76,170
Booking Holdings, Inc.	12,304	65,892

59	American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
YUM! Brands, Inc.	272,921	$41,287
DoorDash, Inc., Class A (a)	155,002	35,105
Hilton Worldwide Holdings, Inc.	107,229	30,801
		4,377,157

Communication services 8.04%
Alphabet, Inc., Class A	3,942,665	1,234,054
Alphabet, Inc., Class C	1,489,089	467,276
Meta Platforms, Inc., Class A	2,114,599	1,395,826
Netflix, Inc. (a)	2,229,300	209,019
SoftBank Group Corp.	3,459,180	97,522
Universal Music Group NV	3,239,458	84,633
Comcast Corp., Class A	624,053	18,653
		3,506,983

Energy 3.96%
Canadian Natural Resources, Ltd. (CAD denominated)	14,093,913	477,379
Baker Hughes Co., Class A	8,127,441	370,124
Exxon Mobil Corp.	2,651,600	319,094
Halliburton Co.	6,689,719	189,051
Expand Energy Corp.	1,031,973	113,888
TC Energy Corp.	1,629,755	89,653
Chevron Corp.	444,985	67,820
EOG Resources, Inc.	575,078	60,389
ConocoPhillips	434,738	40,696
		1,728,094

Consumer staples 2.85%
British American Tobacco PLC	9,929,507	562,781
Procter & Gamble Co.	1,304,474	186,944
Philip Morris International, Inc.	1,042,193	167,168
Coca-Cola Co.	1,948,634	136,229
Imperial Brands PLC	2,747,647	115,516
Mondelez International, Inc., Class A	791,236	42,592
Keurig Dr Pepper, Inc.	1,164,623	32,621
		1,243,851

Materials 2.32%
Air Products and Chemicals, Inc.	1,408,433	347,911
Linde PLC	650,775	277,484
International Paper Co.	5,806,574	228,721
Eastman Chemical Co.	1,101,906	70,335
Freeport-McMoRan, Inc.	983,347	49,944
LyondellBasell Industries NV	769,974	33,340
Solstice Advanced Materials, Inc. (a)	82,401	4,003
		1,011,738

Utilities 2.06%
Dominion Energy, Inc.	5,379,096	315,161
PG&E Corp.	12,562,973	201,887
CenterPoint Energy, Inc.	3,037,684	116,465
Entergy Corp.	1,203,020	111,195
NextEra Energy, Inc.	1,051,314	84,400
Sempra	800,000	70,632
		899,740

American Funds Insurance Series	60

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Real estate 1.23%
Equinix, Inc. REIT	235,188	$180,192
VICI Properties, Inc. REIT	4,092,873	115,092
Prologis, Inc. REIT	866,060	110,561
American Tower Corp. REIT	428,106	75,162
Welltower, Inc. REIT	306,310	56,854
		537,861
Total common stocks (cost: $21,697,459,000)		42,486,945

Bonds, notes & other debt instruments 0.00%	Principal amount (000)
Corporate bonds and notes 0.00%
Consumer discretionary 0.00%
General Motors Financial Co., Inc. 5.25% 3/1/2026	USD	827	828
Total bonds, notes & other debt instruments (cost: $823,000)			828

Short-term securities 2.57%	Shares
Money market investments 2.57%
Capital Group Central Cash Fund 3.79% (b)(c)	11,226,233	1,122,736
Total short-term securities (cost: $1,122,564,000)		1,122,736
Total investment securities 99.96% (cost: $22,820,846,000)		43,610,509
Other assets less liabilities 0.04%		16,802
Net assets 100.00%		$43,627,311

Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Common stocks 0.85%
Consumer discretionary 0.85%
Wyndham Hotels & Resorts, Inc.	$509,003	$16,347	$32,068	$6,460	$(128,676)	$371,066	$7,713
Short-term securities 2.57%
Money market investments 2.57%
Capital Group Central Cash Fund 3.79% (c)	1,471,964	7,003,318	7,352,457	(76)	(13)	1,122,736	58,916
Total 3.42%				$6,384	$(128,689)	$1,493,802	$66,629

(a)	Non-income producing.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(c)	Rate represents the seven-day yield at 12/31/2025.

Key to abbreviation(s)

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

61	American Funds Insurance Series

International Growth and Income Fund

Investment portfolio December 31, 2025

Common stocks 98.22%	Shares	Value (000)
Financials 23.17%
Societe Generale	71,822	$5,787
UniCredit SpA	64,734	5,374
Banco Bilbao Vizcaya Argentaria SA	180,709	4,227
CaixaBank SA, non-registered shares	322,031	3,933
Skandinaviska Enskilda Banken AB, Class A	181,807	3,838
AIA Group, Ltd.	315,000	3,235
AXA SA	55,165	2,653
Prudential PLC	167,374	2,582
Zurich Insurance Group AG	3,392	2,575
HSBC Holdings PLC (GBP denominated)	106,640	1,672
HSBC Holdings PLC (HKD denominated)	54,400	852
KB Financial Group, Inc.	27,563	2,383
NatWest Group PLC	257,839	2,249
Bank Hapoalim BM	94,366	2,135
DBS Group Holdings, Ltd.	48,424	2,119
London Stock Exchange Group PLC	17,476	2,104
Banco Santander SA	179,202	2,103
Aviva PLC	203,542	1,864
Euronext NV	12,370	1,857
HDFC Bank, Ltd.	165,124	1,825
Bank Leumi le-Israel BM	80,689	1,779
PICC Property and Casualty Co., Ltd., Class H	814,000	1,707
Resona Holdings, Inc.	177,400	1,682
Allianz SE	3,484	1,598
Ping An Insurance (Group) Co. of China, Ltd., Class H	188,500	1,586
Munchener Ruckversicherungs-Gesellschaft AG	2,235	1,476
Japan Post Bank Co., Ltd.	101,247	1,424
Kotak Mahindra Bank, Ltd.	51,877	1,270
Axis Bank, Ltd.	82,195	1,163
Tokio Marine Holdings, Inc.	29,600	1,099
Deutsche Bank AG	26,134	1,016
Aon PLC, Class A	2,825	997
3i Group PLC	20,568	895
Hiscox, Ltd.	46,402	885
Pluxee NV	55,838	875
Mizuho Financial Group, Inc.	23,000	835
Standard Chartered PLC	33,124	809
Canadian Imperial Bank of Commerce	8,888	806
Tryg A/S	30,239	791
CVC Capital Partners PLC	45,723	766
ING Groep NV	27,110	762
Credicorp, Ltd.	2,641	758
Abu Dhabi Islamic Bank PJSC	132,924	751
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	862,000	745
Plus500, Ltd.	15,229	743
T&D Holdings, Inc.	30,700	707
Adyen NV (a)	440	706
XP, Inc., Class A	37,915	621
Etoro Group, Ltd., Class A (a)	17,585	618
Rakuten Bank, Ltd. (a)	14,100	617
Macquarie Group, Ltd.	4,442	598
Partners Group Holding AG	481	591
Hana Financial Group, Inc.	8,229	537
Brookfield Corp., Class A (CAD denominated)	11,523	529
Grupo Financiero Banorte, SAB de CV, Series O	53,789	499
Abu Dhabi Commercial Bank PJSC	117,171	456
Samsung Life Insurance Co., Ltd.	4,190	456
Saudi National Bank (The)	43,606	440
Intesa Sanpaolo SpA	62,539	433
Sampo Oyj, Class A	35,512	430
Royal Bank of Canada	2,381	406

American Funds Insurance Series	62

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value 000)
Financials (continued)
Banca Generali SpA	5,981	$401
MS&AD Insurance Group Holdings, Inc.	15,900	374
Hong Kong Exchanges and Clearing, Ltd.	6,400	334
Grupo Financiero Inbursa, SAB de CV	133,251	322
FirstRand, Ltd.	55,703	305
BAWAG Group AG (a)	2,019	303
Bank Central Asia Tbk PT	602,500	291
Medibank Private, Ltd.	34,548	110
Edenred SA	3,313	74
Sberbank of Russia PJSC (b)	476,388	—	(c)
		93,743

Industrials 14.36%
Airbus SE, non-registered shares	28,600	6,634
BAE Systems PLC	270,689	6,223
Ryanair Holdings PLC (ADR)	73,850	5,331
Siemens AG	11,417	3,206
Deutsche Post AG	42,158	2,309
Hitachi, Ltd.	69,400	2,153
RELX PLC	45,021	1,821
DSV A/S	6,897	1,736
Safran SA	4,958	1,725
ABB, Ltd.	21,982	1,625
ITOCHU Corp.	103,000	1,300
Compagnie de Saint-Gobain SA, non-registered shares	12,706	1,290
Canadian National Railway Co. (CAD denominated)	12,406	1,227
Diploma PLC	17,130	1,223
Deutsche Lufthansa AG	118,669	1,173
Copa Holdings SA, Class A	9,695	1,169
ASSA ABLOY AB, Class B	29,656	1,150
Alliance Global Group, Inc.	7,546,600	1,051
Singapore Technologies Engineering, Ltd.	158,800	1,036
Motiva Infraestrutura de Mobilidade SA	334,768	916
Epiroc AB, Class B	32,965	665
Epiroc AB, Class A	9,201	208
Rolls-Royce Holdings PLC	55,860	868
SPIE SA	15,016	864
Mitsui & Co., Ltd.	29,200	863
Bombardier, Inc., Class B (a)	4,769	811
IHI Corp.	45,641	805
Wolters Kluwer NV	7,371	765
Kanzhun, Ltd., Class A (ADR)	27,807	567
Kanzhun, Ltd., Class A	16,700	169
Full Truck Alliance Co., Ltd., Class A (ADR)	68,004	730
SGH, Ltd.	21,792	672
Caterpillar, Inc.	1,129	647
Komatsu, Ltd.	19,300	617
Volvo AB, Class B	17,440	559
Kingspan Group PLC	5,764	498
Daikin Industries, Ltd.	3,800	488
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	18,040	474
Recruit Holdings Co., Ltd.	8,000	456
SMC Corp.	1,200	418
Jiangsu Hengli Hydraulic Co., Ltd., Class A	22,500	353
International Consolidated Airlines Group SA (CDI)	62,974	349
Brambles, Ltd.	20,392	313

63	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Ashtead Group PLC	4,377	$299
International Container Terminal Services, Inc.	30,700	294
Wizz Air Holdings PLC (a)	3,748	64
		58,114

Information technology 13.46%
Taiwan Semiconductor Manufacturing Co., Ltd.	383,000	18,711
ASML Holding NV	7,692	8,222
Samsung Electronics Co., Ltd.	65,385	5,449
MediaTek, Inc.	91,000	4,123
SK hynix, Inc.	6,576	2,978
Broadcom, Inc.	7,657	2,650
SAP SE	8,332	2,039
NEC Corp.	53,700	1,811
ASMPT, Ltd.	128,900	1,283
Tokyo Electron, Ltd.	5,400	1,186
Sage Group PLC (The)	61,338	893
Capgemini SE	4,775	791
Accton Technology Corp.	21,000	786
Halma PLC	13,514	640
Bechtle AG, non-registered shares	11,841	608
Lenovo Group, Ltd.	422,000	500
Fujitsu, Ltd.	14,800	406
ASM International NV	605	365
Jentech Precision Industrial Co., Ltd.	4,000	345
Lumine Group, Inc., subordinate voting shares (a)	10,019	198
Keyence Corp.	500	181
eMemory Technology, Inc.	3,000	164
Newgen Software Technologies, Ltd.	13,433	126
		54,455

Consumer discretionary 9.16%
Industria de Diseno Textil SA	84,429	5,561
Trip.com Group, Ltd. (ADR)	34,793	2,502
Trip.com Group, Ltd.	9,800	703
Prosus NV, Class N	46,295	2,859
Renault SA	63,846	2,643
LVMH Moet Hennessy-Louis Vuitton SE	2,789	2,103
MGM China Holdings, Ltd.	1,130,400	1,897
H World Group, Ltd. (ADR)	27,339	1,286
Nitori Holdings Co., Ltd.	68,900	1,206
Amadeus IT Group SA, Class A, non-registered shares	16,285	1,195
Moncler SpA	17,462	1,122
Midea Group Co., Ltd., Class A	88,300	987
Hyundai Motor Co.	4,578	937
Entain PLC	90,259	930
ANTA Sports Products, Ltd.	88,200	911
Compagnie Financiere Richemont SA, Class A	3,955	854
Evolution AB	12,432	846
InterContinental Hotels Group PLC	5,768	808
Suzuki Motor Corp.	48,300	717
Games Workshop Group PLC	2,550	647
B&M European Value Retail SA	255,033	580
Accor SA	9,477	537
Berkeley Group Holdings PLC	9,423	495
Restaurant Brands International, Inc. (CAD denominated)	7,186	490
Meituan, Class B (a)	36,700	484
Compagnie Generale des Etablissements Michelin	13,559	450
Galaxy Entertainment Group, Ltd.	87,361	429

American Funds Insurance Series	64

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Paltac Corp.	13,700	$422
Dixon Technologies (India), Ltd.	3,136	422
D’Ieteren Group	2,336	421
Aristocrat Leisure, Ltd.	9,860	383
Maruti Suzuki India, Ltd.	1,900	353
Alibaba Group Holding, Ltd. (ADR)	2,241	329
Amber Enterprises India, Ltd. (a)	4,286	305
BYD Co., Ltd., Class A	17,800	249
		37,063

Consumer staples 8.06%
British American Tobacco PLC	121,643	6,894
Nestle SA	48,668	4,837
Philip Morris International, Inc.	23,763	3,812
Pernod Ricard SA	31,124	2,665
Imperial Brands PLC	47,541	1,999
Carlsberg A/S, Class B	13,206	1,731
Carrefour SA, non-registered shares	87,378	1,458
KT&G Corp.	13,480	1,327
Arca Continental, SAB de CV	122,057	1,321
L’Oreal SA, non-registered shares	2,952	1,268
Danone SA	12,837	1,158
Anheuser-Busch InBev SA/NV	14,891	955
Yamazaki Baking Co., Ltd.	38,000	800
Kweichow Moutai Co., Ltd., Class A	2,990	589
Ocado Group PLC (a)	168,153	534
Unilever PLC	7,516	491
Tsingtao Brewery Co., Ltd., Class H	65,738	411
United Spirits, Ltd.	23,192	373
		32,623

Materials 7.38%
Barrick Mining Corp.	84,106	3,663
Glencore PLC	562,062	3,057
BASF SE	43,621	2,279
Valterra Platinum, Ltd. (ZAR denominated)	21,023	1,780
Valterra Platinum, Ltd. (GBP denominated)	1,235	102
Agnico Eagle Mines, Ltd.	10,958	1,858
Heidelberg Materials AG, non-registered shares	7,035	1,842
Amcor PLC	111,303	928
Amcor PLC (CDI)	83,938	702
Vale SA (ADR), ordinary nominative shares	71,119	927
Vale SA, ordinary nominative shares	31,452	411
Linde PLC	2,521	1,075
Norsk Hydro ASA	136,521	1,055
Anhui Conch Cement Co., Ltd., Class H	364,000	1,030
Southern Copper Corp.	7,079	1,016
Impala Platinum Holdings, Ltd.	60,988	960
Grupo Mexico, SAB de CV, Series B	96,492	911
Mitsubishi Chemical Group Corp.	148,200	866
Nutrien, Ltd. (CAD denominated) (d)	12,924	798
Air Liquide SA	3,291	619
Pan American Silver Corp.	10,970	568
Franco-Nevada Corp. (CAD denominated)	2,507	520
Shin-Etsu Chemical Co., Ltd.	15,900	494
Holcim, Ltd.	4,384	430
Saudi Basic Industries Corp. non-registered shares	30,558	418
Rio Tinto PLC	4,810	384
Fortescue, Ltd.	23,214	339
65	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Smurfit Westrock PLC	6,985	$270
Givaudan SA	43	171
Freeport-McMoRan, Inc.	2,750	140
Antofagasta PLC	3,109	136
Zijin Gold International Co., Ltd. (a)	5,700	107
Alrosa PJSC (a)(b)	53,607	—	(c)
		29,856

Health care 7.34%
AstraZeneca PLC	38,403	7,074
Sanofi	69,990	6,790
Novo Nordisk AS, Class B	53,114	2,707
Roche Holding AG, nonvoting non-registered shares	6,476	2,676
EssilorLuxottica SA	7,815	2,471
Bayer AG	41,796	1,803
Chugai Pharmaceutical Co., Ltd.	23,600	1,241
Grifols SA, Class B (ADR)	111,869	1,046
bioMerieux SA	7,827	1,013
Haleon PLC	171,515	868
Genus PLC	14,818	516
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)	39,000	356
Max Healthcare Institute, Ltd.	29,463	343
Fresenius SE & Co. KGaA	5,932	341
Daiichi Sankyo Co., Ltd.	13,300	283
HOYA Corp.	1,100	167
Euroapi SA (a)	1,412	4
		29,699

Communication services 6.89%
Koninklijke KPN NV	788,424	3,688
Tencent Holdings, Ltd.	41,600	3,188
Singapore Telecommunications, Ltd.	888,400	3,148
Orange	157,504	2,628
Publicis Groupe SA	23,008	2,387
Bharti Airtel, Ltd.	87,940	2,063
BT Group PLC	457,419	1,131
Nintendo Co., Ltd.	15,800	1,067
MTN Group, Ltd.	99,852	1,020
Nippon Television Holdings, Inc.	40,600	984
Swisscom AG (a)	1,279	929
NetEase, Inc.	32,700	900
HYBE Co., Ltd.	3,482	794
Advanced Info Service PCL, foreign registered shares	79,600	791
America Movil, SAB de CV, Class B (ADR)	28,591	591
Universal Music Group NV	19,644	513
Indus Towers, Ltd. (a)	95,111	443
Spotify Technology SA (a)	718	417
Bezeq - The Israel Telecommunication Corp., Ltd.	179,312	400
KT Corp. (ADR)	21,009	399
Deutsche Telekom AG	11,484	373
		27,854

Energy 4.09%
TotalEnergies SE (EUR denominated)	61,065	3,980
Cameco Corp. (CAD denominated)	30,495	2,792
Canadian Natural Resources, Ltd. (CAD denominated)	55,772	1,889
Shell PLC (GBP denominated)	47,821	1,757
Cenovus Energy, Inc. (CAD denominated)	82,434	1,395

American Funds Insurance Series	66

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Cenovus Energy, Inc.	12,261	$207
SLB, Ltd.	31,870	1,223
Gaztransport & Technigaz SA	3,851	706
TC Energy Corp. (CAD denominated)	12,547	691
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	44,300	525
BP PLC	80,418	467
ADNOC Drilling Co. PJSC	255,406	371
Tourmaline Oil Corp.	5,853	263
Adnoc Gas PLC	236,746	229
South Bow Corp.	2,470	68
Sovcomflot PAO (a)(b)	356,717	—	(c)
		16,563

Utilities 2.82%
Engie SA	109,339	2,875
RWE AG	42,284	2,250
SSE PLC	76,631	2,247
Iberdrola SA, non-registered shares	103,600	2,242
Brookfield Infrastructure Partners, LP	17,993	625
Snam SpA	79,832	530
CPFL Energia SA	44,362	431
Veolia Environnement SA	6,331	221
		11,421

Real estate 1.49%
Mitsubishi Estate Co., Ltd.	76,900	1,873
Prologis Property Mexico, SA de CV, REIT	183,868	770
CK Asset Holdings, Ltd.	120,500	607
Henderson Land Development Co., Ltd.	162,000	585
China Resources Land, Ltd.	152,500	531
Link REIT	91,068	406
Sun Hung Kai Properties, Ltd.	33,000	400
CapitaLand Integrated Commercial Trust REIT	207,700	385
Longfor Group Holdings, Ltd. (d)	236,242	259
Goodman Logistics (HK), Ltd. REIT	10,467	215
		6,031
Total common stocks (cost: $267,862,000)		397,422

Preferred securities 0.05%
Materials 0.05%
Gerdau SA, preferred nominative shares	54,142	201
Total preferred securities (cost: $203,000)		201

Short-term securities 1.54%
Money market investments 1.35%
Capital Group Central Cash Fund 3.79% (e)(f)	54,405	5,441

67	American Funds Insurance Series

International Growth and Income Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.19%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (e)(g)	762,897	$763
Total short-term securities (cost: $6,203,000)		6,204
Total investment securities 99.81% (cost: $274,268,000)		403,827
Other assets less liabilities 0.19%		788
Net assets 100.00%		$404,615

Investments in affiliates (f)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 1.35%
Money market investments 1.35%
Capital Group Central Cash Fund 3.79% (e)	$11,674	$93,352	$99,583	$1	$(3)	$5,441	$489

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(e)	Rate represents the seven-day yield at 12/31/2025.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

HKD = Hong Kong dollars

REIT = Real Estate Investment Trust

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series	68

Capital Income Builder

Investment portfolio December 31, 2025

Common stocks 77.84%	Shares	Value (000)
Financials 16.08%
JPMorgan Chase & Co.	79,207	$25,522
NatWest Group PLC	1,731,569	15,103
Morgan Stanley	85,027	15,095
Zurich Insurance Group AG	15,915	12,080
Wells Fargo & Co.	121,236	11,299
Munchener Ruckversicherungs-Gesellschaft AG	15,382	10,158
BlackRock, Inc.	9,038	9,674
ING Groep NV	336,786	9,467
DBS Group Holdings, Ltd.	201,816	8,832
PNC Financial Services Group, Inc.	42,111	8,790
Progressive Corp.	31,499	7,173
Truist Financial Corp.	133,958	6,592
Banco Santander SA	543,341	6,376
Tokio Marine Holdings, Inc.	169,500	6,293
Banco Bilbao Vizcaya Argentaria SA	255,877	5,985
KB Financial Group, Inc.	67,948	5,874
American International Group, Inc.	61,289	5,243
AIA Group, Ltd.	475,600	4,885
TPG, Inc., Class A	74,597	4,762
Sampo Oyj, Class A	382,120	4,632
National Bank of Canada	34,385	4,324
Power Corp. of Canada, subordinate voting shares	73,430	3,903
Toronto-Dominion Bank (The) (CAD denominated)	39,762	3,747
East West Bancorp, Inc.	32,600	3,664
UniCredit SpA	43,377	3,601
Intact Financial Corp.	16,137	3,359
Euronext NV	21,230	3,186
Hana Financial Group, Inc.	48,224	3,146
360 ONE WAM, Ltd.	229,493	3,031
EFG International AG	108,196	2,587
BNP Paribas SA	25,427	2,406
PICC Property and Casualty Co., Ltd., Class H	1,138,000	2,386
Mizuho Financial Group, Inc.	64,500	2,342
Skandinaviska Enskilda Banken AB, Class A	108,326	2,287
3i Group PLC	51,598	2,245
Webster Financial Corp.	35,040	2,205
Apollo Asset Management, Inc.	13,850	2,005
Marsh & McLennan Cos., Inc.	10,553	1,958
Banco BPM SpA	128,347	1,950
London Stock Exchange Group PLC	15,893	1,914
Deutsche Bank AG	49,165	1,912
BPER Banca SpA	141,331	1,911
Swiss Re AG	10,507	1,752
State Street Corp.	12,200	1,574
CME Group, Inc., Class A	5,612	1,533
Bank Central Asia Tbk PT	2,982,500	1,440
Standard Chartered PLC	56,936	1,390
Japan Post Bank Co., Ltd.	98,700	1,388
Western Union Co. (a)	142,256	1,324
Allianz SE	2,883	1,322
Hong Kong Exchanges and Clearing, Ltd.	22,700	1,186
Bank of America Corp.	21,552	1,185
Canadian Imperial Bank of Commerce	12,297	1,115
Patria Investments, Ltd., Class A	70,098	1,114
Blackstone, Inc.	7,179	1,107
Citizens Financial Group, Inc.	18,221	1,064
SouthState Bank Corp.	10,883	1,024
Vontobel Holding AG	10,189	824
Equitable Holdings, Inc.	16,750	798
Resona Holdings, Inc.	62,400	592
Houlihan Lokey, Inc., Class A	2,796	487

69	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
T&D Holdings, Inc.	21,000	$484
Medibank Private, Ltd.	134,820	430
Sberbank of Russia PJSC (b)	204,176	—	(c)
		267,037

Information technology 10.58%
Broadcom, Inc.	198,986	68,869
Taiwan Semiconductor Manufacturing Co., Ltd.	857,800	41,907
Microsoft Corp.	48,647	23,527
Accenture PLC, Class A	42,563	11,420
Seagate Technology Holdings PLC	21,770	5,995
KLA Corp.	3,790	4,605
Texas Instruments, Inc.	19,132	3,319
Tokyo Electron, Ltd.	14,700	3,228
TE Connectivity PLC	11,194	2,547
MediaTek, Inc.	52,000	2,356
TDK Corp.	145,400	2,057
SAP SE	8,376	2,049
Analog Devices, Inc.	5,814	1,577
Skyworks Solutions, Inc.	17,043	1,081
Samsung Electronics Co., Ltd.	7,752	646
Capgemini SE	2,465	408
		175,591

Health care 8.92%
AbbVie, Inc.	110,866	25,332
AstraZeneca PLC	95,762	17,638
Abbott Laboratories	132,522	16,604
Amgen, Inc.	48,793	15,970
Gilead Sciences, Inc.	110,674	13,584
Sanofi	116,243	11,278
Johnson & Johnson	38,511	7,970
UnitedHealth Group, Inc.	22,859	7,546
Medtronic PLC	77,419	7,437
Novo Nordisk AS, Class B	120,968	6,166
CVS Health Corp.	46,518	3,692
Takeda Pharmaceutical Co., Ltd.	108,825	3,381
Bristol-Myers Squibb Co.	51,448	2,775
Merck & Co., Inc.	20,750	2,184
Sandoz Group AG	19,286	1,406
EBOS Group, Ltd.	82,604	1,302
Roche Holding AG, nonvoting non-registered shares	2,615	1,081
GSK PLC	43,796	1,076
Royalty Pharma PLC, Class A	24,004	927
EssilorLuxottica SA	2,582	816
		148,165

Industrials 8.89%
RTX Corp.	170,579	31,284
Volvo AB, Class B	337,790	10,827
Siemens AG	32,234	9,052
Marubeni Corp.	248,100	6,904
BAE Systems PLC	262,306	6,030
Deutsche Post AG	105,963	5,804
RELX PLC	135,157	5,467
Mitsubishi Corp.	214,081	4,906
Union Pacific Corp.	20,631	4,772
Singapore Technologies Engineering, Ltd.	657,600	4,290

American Funds Insurance Series	70

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
ITOCHU Corp.	307,500	$3,881
Bouygues SA	71,499	3,706
Northrop Grumman Corp.	6,044	3,446
Honeywell International, Inc.	17,528	3,420
Paychex, Inc.	29,637	3,325
Automatic Data Processing, Inc.	12,517	3,220
Airbus SE, non-registered shares	12,478	2,894
FedEx Corp.	9,893	2,858
Watsco, Inc.	8,477	2,856
Schneider Electric SE	9,854	2,701
Broadridge Financial Solutions, Inc.	11,281	2,518
Localiza Rent a Car SA, ordinary nominative shares	281,769	2,222
Localiza Rent a Car SA (d)	10,837	82
Hikari Tsushin, Inc.	7,100	1,984
Bureau Veritas SA	60,554	1,928
Trinity Industries, Inc.	71,017	1,878
Canadian National Railway Co. (CAD denominated)	17,596	1,740
Wolters Kluwer NV	14,975	1,555
Epiroc AB, Class A	60,943	1,379
Epiroc AB, Class B	4,933	100
SPIE SA	24,869	1,432
PACCAR, Inc.	12,078	1,323
Ryanair Holdings PLC (ADR)	18,149	1,310
UL Solutions, Inc., Class A	16,361	1,290
Carrier Global Corp.	23,347	1,234
Transurban Group	121,112	1,145
Sulzer AG	3,498	649
Brambles, Ltd.	40,982	628
Caterpillar, Inc.	1,059	607
Computershare Ltd.	22,570	513
Robert Half, Inc.	16,144	438
		147,598

Consumer staples 8.01%
Philip Morris International, Inc.	243,788	39,104
British American Tobacco PLC	522,457	29,612
British American Tobacco PLC (ADR)	42,214	2,390
Mondelez International, Inc., Class A	238,135	12,819
Imperial Brands PLC	193,418	8,132
Nestle SA	56,409	5,607
Sysco Corp.	57,332	4,225
Danone SA	46,784	4,221
Coca-Cola Co.	50,926	3,560
Altria Group, Inc.	60,789	3,505
Procter & Gamble Co.	18,551	2,658
Carlsberg A/S, Class B	18,209	2,387
Kimberly-Clark Corp.	20,235	2,041
WH Group, Ltd.	1,742,500	1,940
General Mills, Inc.	39,690	1,846
Unilever PLC	23,728	1,551
Marks and Spencer Group PLC	341,848	1,521
PepsiCo, Inc.	8,237	1,182
Dollar General Corp.	8,654	1,149
Anheuser-Busch InBev SA/NV	12,119	777
ITC, Ltd.	169,385	760
Pernod Ricard SA	8,821	755
Molson Coors Beverage Co., Class B, restricted voting shares	15,116	706
Constellation Brands, Inc., Class A	4,173	576
		133,024

71	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Utilities 5.67%
Dominion Energy, Inc.	193,401	$11,331
National Grid PLC	593,470	9,146
SSE PLC	303,935	8,912
Engie SA	334,941	8,807
Iberdrola SA, non-registered shares	368,808	7,983
E.ON SE	279,307	5,295
Pinnacle West Capital Corp.	58,731	5,209
DTE Energy Co.	38,794	5,004
CenterPoint Energy, Inc.	126,239	4,840
Sempra	49,773	4,395
Duke Energy Corp.	33,977	3,982
RWE AG	59,273	3,154
Atmos Energy Corp.	16,350	2,741
Exelon Corp.	62,697	2,733
AES Corp.	138,163	1,981
Power Grid Corp. of India, Ltd.	637,504	1,875
Entergy Corp.	17,392	1,608
NextEra Energy, Inc.	19,324	1,551
Southern Co. (The)	17,393	1,517
SembCorp Industries, Ltd.	268,900	1,255
Power Assets Holdings, Ltd.	127,000	900
		94,219

Consumer discretionary 5.15%
Industria de Diseno Textil SA	200,194	13,187
McDonald’s Corp.	28,168	8,609
Starbucks Corp.	98,994	8,336
LVMH Moet Hennessy-Louis Vuitton SE	9,855	7,430
Home Depot, Inc.	19,641	6,758
YUM! Brands, Inc.	38,261	5,788
Midea Group Co., Ltd., Class A	497,866	5,566
Compagnie Generale des Etablissements Michelin	154,783	5,133
Royal Caribbean Cruises, Ltd.	18,121	5,054
Evolution AB	62,107	4,227
Amadeus IT Group SA, Class A, non-registered shares	44,461	3,261
Compagnie Financiere Richemont SA, Class A	11,721	2,530
Tractor Supply Co.	38,329	1,917
Restaurant Brands International, Inc.	27,181	1,855
NEXT PLC	9,190	1,691
Galaxy Entertainment Group, Ltd.	288,000	1,413
Vail Resorts, Inc.	8,836	1,173
Darden Restaurants, Inc.	3,355	617
Jumbo SA	15,226	500
Aristocrat Leisure, Ltd.	11,598	450
		85,495

Energy 4.71%
Exxon Mobil Corp.	138,000	16,607
Canadian Natural Resources, Ltd. (CAD denominated)	426,351	14,441
Canadian Natural Resources, Ltd.	19,944	675
Shell PLC (GBP denominated)	231,846	8,517
Shell PLC (ADR)	9,821	721
TC Energy Corp. (CAD denominated) (a)	133,821	7,369
TotalEnergies SE (EUR denominated)	92,774	6,047
ConocoPhillips	50,076	4,688
South Bow Corp. (a)	155,157	4,267
EQT Corp.	64,885	3,478
EOG Resources, Inc.	28,657	3,009
Chevron Corp.	18,330	2,794

American Funds Insurance Series	72

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
ONEOK, Inc.	35,701	$2,624
DT Midstream, Inc.	10,692	1,280
Cenovus Energy, Inc.	62,889	1,064
Adnoc Gas PLC	656,312	634
		78,215

Materials 3.55%
Air Products and Chemicals, Inc.	30,617	7,563
Smurfit Westrock PLC	158,869	6,143
Nitto Denko Corp.	245,538	5,834
Rio Tinto PLC	66,849	5,334
International Paper Co.	134,100	5,282
Barrick Mining Corp.	106,459	4,636
Anglo American PLC	103,247	4,255
Vale SA, ordinary nominative shares	217,725	2,847
Vale SA (ADR), ordinary nominative shares	96,273	1,254
Shin-Etsu Chemical Co., Ltd.	121,262	3,771
Linde PLC	8,159	3,479
Amcor PLC	301,316	2,513
BASF SE	44,227	2,311
Antofagasta PLC	51,846	2,276
Eastman Chemical Co.	8,693	555
Air Liquide SA	2,512	473
Givaudan SA	110	437
		58,963

Communication services 3.52%
Singapore Telecommunications, Ltd.	3,937,700	13,951
T-Mobile US, Inc.	38,544	7,826
Publicis Groupe SA	68,287	7,084
AT&T, Inc.	248,999	6,185
Koninklijke KPN NV	1,163,701	5,444
Comcast Corp., Class A	134,482	4,020
Verizon Communications, Inc.	67,668	2,756
NetEase, Inc.	97,400	2,680
Omnicom Group, Inc.	26,622	2,150
Nintendo Co., Ltd.	23,700	1,601
HKT Trust and HKT, Ltd., units	1,023,240	1,512
Deutsche Telekom AG	44,105	1,431
America Movil, SAB de CV, Class B (ADR)	38,200	790
Telkom Indonesia (Persero) Tbk PT, Class B	2,512,000	523
Swisscom AG (d)	566	411
		58,364

Real estate 2.76%
Welltower, Inc. REIT	58,648	10,886
Prologis, Inc. REIT	38,994	4,978
American Tower Corp. REIT	26,189	4,598
VICI Properties, Inc. REIT	160,317	4,508
Rexford Industrial Realty, Inc. REIT	98,470	3,813
Extra Space Storage, Inc. REIT	19,058	2,482
Public Storage REIT	8,874	2,303
Mindspace Business Parks REIT	413,863	2,187
UDR, Inc. REIT	48,752	1,788
CK Asset Holdings, Ltd.	328,500	1,655
Equinix, Inc. REIT	1,780	1,364
Link REIT	302,148	1,346
CTP NV	56,484	1,183

73	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Real estate (continued)
Sun Communities, Inc. REIT	5,902	$731
Embassy Office Parks REIT	140,661	681
SBA Communications Corp. REIT, Class A	2,744	531
Longfor Group Holdings, Ltd.	357,634	392
Lineage, Inc. REIT	7,600	266
Kimco Realty Corp. REIT	5,095	103
		45,795
Total common stocks (cost: $866,080,000)		1,292,466

Convertible stocks 0.29%
Information technology 0.16%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	44,749	2,608

Utilities 0.09%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	31,400	1,531

Financials 0.04%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	13,000	674
Total convertible stocks (cost: $4,335,000)		4,813

Bonds, notes & other debt instruments 14.62%	Principal amount (000)
U.S. Treasury bonds & notes 5.92%
U.S. Treasury 5.92%
U.S. Treasury 4.00% 2/15/2026	USD	2,369	2,370
U.S. Treasury 0.75% 3/31/2026		1	1
U.S. Treasury 0.75% 5/31/2026		3,850	3,806
U.S. Treasury 1.875% 6/30/2026		3,855	3,825
U.S. Treasury 1.125% 10/31/2026		995	975
U.S. Treasury 2.00% 11/15/2026		2,800	2,763
U.S. Treasury 4.625% 11/15/2026		1,200	1,211
U.S. Treasury 4.00% 1/15/2027		6,541	6,573
U.S. Treasury 0.50% 4/30/2027		2,375	2,284
U.S. Treasury 2.625% 5/31/2027		80	79
U.S. Treasury 3.50% 9/30/2027		1,811	1,812
U.S. Treasury 3.375% 11/30/2027		9	9
U.S. Treasury 3.375% 12/31/2027		17,721	17,687
U.S. Treasury 4.00% 2/29/2028		745	753
U.S. Treasury 1.25% 3/31/2028		1,350	1,285
U.S. Treasury 3.625% 3/31/2028		3	4
U.S. Treasury 3.50% 12/15/2028 (e)		10,891	10,878
U.S. Treasury 4.00% 7/31/2029		25	25
U.S. Treasury 6.25% 5/15/2030		345	381
U.S. Treasury 3.625% 9/30/2030		809	806
U.S. Treasury 3.625% 12/31/2030		12,352	12,295
U.S. Treasury 3.75% 8/31/2031		297	296
U.S. Treasury 4.125% 11/15/2032		9	9
U.S. Treasury 3.875% 12/31/2032		6,955	6,927
U.S. Treasury 4.375% 5/15/2034		18	18
U.S. Treasury 4.00% 11/15/2035		6,687	6,596
U.S. Treasury 4.50% 8/15/2039		1,045	1,048
U.S. Treasury 4.75% 2/15/2041		1,730	1,764
U.S. Treasury 2.00% 11/15/2041		300	210
U.S. Treasury 4.625% 11/15/2045		679	664

American Funds Insurance Series	74

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.375% 5/15/2051	USD	196		$124
U.S. Treasury 4.00% 11/15/2052		152		132
U.S. Treasury 4.75% 8/15/2055		8,884		8,753
U.S. Treasury 4.625% 11/15/2055		2,038		1,968
Total U.S. Treasury bonds & notes				98,331

Mortgage-backed obligations 5.04%
Federal agency mortgage-backed obligations 4.20%
Fannie Mae Pool #695412 5.00% 6/1/2033 (f)		—	(c)	—	(c)
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (f)		729		697
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (f)		1		1
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (f)		254		240
Fannie Mae Pool #931768 5.00% 8/1/2039 (f)		1		1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (f)		4		4
Fannie Mae Pool #932606 5.00% 2/1/2040 (f)		1		2
Fannie Mae Pool #AE0311 3.50% 8/1/2040 (f)		6		6
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (f)		7		7
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (f)		5		5
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (f)		4		4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (f)		3		3
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (f)		1		1
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (f)		4		4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (f)		1		1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (f)		1		1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (f)		2		2
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (f)		1		1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (f)		25		24
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (f)		14		14
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (f)		20		19
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (f)		6		6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (f)		3		3
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (f)		28		27
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (f)		154		145
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (f)		1,759		1,653
Fannie Mae Pool #CA5540 3.00% 4/1/2050 (f)		2,453		2,212
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (f)		281		256
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (f)		111		98
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (f)		74		66
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (f)		40		36
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (f)		11		10
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (f)		117		104
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (f)		78		70
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (f)		40		33
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (f)		119		107
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (f)		179		145
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (f)		50		41
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (f)		21		17
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (f)		151		135
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (f)		18		16
Fannie Mae Pool #BT1267 3.00% 6/1/2051 (f)		151		134
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (f)		14		12
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (f)		104		94
Fannie Mae Pool #CB2527 2.00% 12/1/2051 (f)		167		136
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (f)		18		17
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (f)		4		3
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (f)		70		65
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (f)		148		126
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (f)		768		695
Fannie Mae Pool #BU8803 3.00% 2/1/2052 (f)		99		88

75	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (f)	USD	443	$393
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (f)		254	237
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (f)		214	182
Fannie Mae Pool #FS8677 2.50% 4/1/2052 (f)		129	110
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (f)		4	4
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (f)		100	96
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (f)		8	8
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (f)		172	146
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (f)		143	121
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (f)		615	545
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (f)		49	50
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (f)		145	118
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (f)		103	105
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (f)		94	96
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (f)		138	141
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (f)		86	87
Fannie Mae Pool #MA5036 3.00% 4/1/2053 (f)		174	154
Fannie Mae Pool #CB6012 4.00% 4/1/2053 (f)		762	726
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (f)		223	224
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (f)		57	57
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (f)		233	237
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (f)		1,222	1,261
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (f)		287	293
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (f)		335	345
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (f)		211	218
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (f)		155	160
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (f)		258	245
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (f)		95	93
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (f)		117	117
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (f)		755	768
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (f)		355	366
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (f)		876	833
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (f)		39	40
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (f)		586	604
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (f)		57	60
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (f)		22	23
Fannie Mae Pool #CB8089 7.00% 12/1/2053 (f)		396	417
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (f)		23	25
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (f)		790	804
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (f)		106	109
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (f)		54	56
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (f)		884	904
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (f)		99	101
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (f)		65	66
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (f)		362	376
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (f)		105	108
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (f)		25	26
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (f)		17	18
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (f)		40	41
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (f)		143	146
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (f)		701	720
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (f)		164	169
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (f)		153	158
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (f)		94	96
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (f)		89	93
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (f)		67	68
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (f)		18	19
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (f)		2,561	2,660
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (f)		299	308
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (f)		9	9

American Funds Insurance Series	76

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (f)	USD	9	$9
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (f)		9	9
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (f)		8	8
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (f)		6	6
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (f)		32	33
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (f)		16	17
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (f)		217	220
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (f)		32	33
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (f)		3	3
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (f)		2	2
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (f)		94	97
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (f)		226	230
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (f)		553	543
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (f)		192	191
Fannie Mae Pool #MB0294 4.00% 1/1/2055 (f)		302	286
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (f)		65	62
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (f)		38	39
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (f)		422	412
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (f)		524	538
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (f)		309	302
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (f)		31	32
Fannie Mae Pool #190445 6.50% 3/1/2055 (f)		421	437
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (f)		236	246
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (f)		2,011	2,115
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (f)		247	234
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (f)		327	319
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (f)		67	68
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (f)		2	2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (f)		2	2
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (f)		19	19
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (f)		178	183
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (f)		13	13
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (f)		911	936
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (f)		2	2
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (f)		855	888
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (f)		169	175
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (f)		150	152
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (f)		2	2
Fannie Mae Pool #DE6152 6.50% 8/1/2055 (f)		104	108
Fannie Mae Pool #FA2203 7.00% 8/1/2055 (f)		768	808
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (f)		246	250
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (f)		311	322
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (f)		213	218
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (f)		505	496
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (f)		356	310
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (f)		379	359
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (f)		105	100
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (f)		59	51
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (f)		102	89
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (f)		1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048 (f)		171	166
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (f)		12	12
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (f)		10	10
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (f)		6	6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (f)		21	20
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (f)		10	10
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (f)		39	39
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (f)		18	18
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (f)		12	12
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (f)		894	890

77	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (f)	USD	11	$10
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (f)		129	115
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (f)		67	55
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (f)		60	54
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (f)		120	107
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (f)		46	39
Freddie Mac Pool #SD0854 2.50% 1/1/2052 (f)		11	10
Freddie Mac Pool #QD3812 3.00% 1/1/2052 (f)		101	90
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (f)		235	191
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (f)		107	95
Freddie Mac Pool #QE1079 3.50% 4/1/2052 (f)		7	6
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (f)		440	374
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (f)		733	651
Freddie Mac Pool #SD8214 3.50% 5/1/2052 (f)		217	201
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (f)		439	389
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (f)		284	271
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (f)		710	696
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (f)		765	648
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (f)		354	300
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (f)		141	125
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (f)		42	34
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (f)		107	95
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (f)		159	157
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (f)		536	537
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (f)		266	271
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (f)		26	24
Freddie Mac Pool #SD5845 3.50% 11/1/2052 (f)		2,337	2,167
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (f)		98	100
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (f)		22	19
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (f)		415	406
Freddie Mac Pool #SD8286 4.00% 1/1/2053 (f)		727	694
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (f)		88	88
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (f)		480	488
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (f)		362	369
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (f)		30	30
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (f)		906	921
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (f)		71	74
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (f)		14	14
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (f)		11	12
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (f)		11	12
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (f)		11	12
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (f)		8	8
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (f)		6	6
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (f)		4	4
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (f)		3	3
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (f)		30	30
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (f)		17	18
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (f)		16	16
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (f)		198	201
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (f)		587	588
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (f)		42	43
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (f)		9	9
Freddie Mac Pool #SD8392 4.00% 12/1/2053 (f)		51	49
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (f)		6	7
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (f)		15	15
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (f)		1,009	1,038
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (f)		802	814
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (f)		17	17
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (f)		8	8
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (f)		419	434

American Funds Insurance Series	78

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (f)	USD	8	$8
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (f)		261	267
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (f)		45	46
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (f)		16	17
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (f)		89	90
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (f)		22	23
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (f)		1	1
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (f)		72	73
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (f)		58	59
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (f)		272	284
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (f)		235	243
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (f)		79	81
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (f)		68	70
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (f)		16	16
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (f)		14	14
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (f)		134	139
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (f)		146	150
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (f)		16	16
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (f)		9	9
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (f)		5	5
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (f)		2	2
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (f)		111	116
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (f)		35	37
Freddie Mac Pool #QJ3725 6.00% 9/1/2054 (f)		23	24
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (f)		18	19
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (f)		17	17
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (f)		17	17
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (f)		8	8
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (f)		44	45
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (f)		104	106
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (f)		80	78
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (f)		51	51
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (f)		60	61
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (f)		15	16
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (f)		320	325
Freddie Mac Pool #SD8495 6.00% 12/1/2054 (f)		46	48
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (f)		21	22
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (f)		452	476
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (f)		36	35
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (f)		160	165
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (f)		85	87
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (f)		7	7
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (f)		97	100
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (f)		132	137
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (f)		12	12
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (f)		387	398
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (f)		293	301
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (f)		19	19
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (f)		36	37
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (f)		15	15
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (f)		552	574
Freddie Mac Pool #QY4677 6.50% 6/1/2055 (f)		261	271
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (f)		492	491
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (f)		228	231
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (f)		324	333
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (f)		132	138
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (f)		4	4
Freddie Mac Pool #RJ5151 6.50% 8/1/2055 (f)		450	467
Freddie Mac Pool #RQ0049 5.50% 9/1/2055 (f)		1	1
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (f)		37	38

79	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (f)(g)	USD	160		$161
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (f)		85		81
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (f)		177		169
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (f)(g)		170		162
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (f)(g)		78		72
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (f)		65		60
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (f)(g)		13		12
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (f)		808		726
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (f)		268		262
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (f)		426		415
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (f)		11		11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (f)		8		7
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (f)		644		634
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (f)		927		893
Government National Mortgage Assn. 4.50% 1/1/2056 (f)(h)		48		47
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (f)		151		150
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (f)		2,647		2,523
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (f)		56		53
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (f)		199		190
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (f)		358		359
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (f)		963		965
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (f)		24		23
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (f)		432		437
Government National Mortgage Assn. Pool #MB0259 5.50% 3/20/2055 (f)		95		96
Government National Mortgage Assn. Pool #694836 5.683% 9/20/2059 (f)		—	(c)	—	(c)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (f)		—	(c)	—	(c)
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (f)(h)		212		171
Uniform Mortgage-Backed Security 3.00% 1/1/2056 (f)(h)		261		231
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (f)(h)		1		1
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (f)(h)		248		242
Uniform Mortgage-Backed Security 5.00% 1/1/2056 (f)(h)		78		78
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (f)(h)		403		419
Uniform Mortgage-Backed Security 7.00% 1/1/2056 (f)(h)		1,166		1,227
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (f)(h)		173		160
				69,743

Commercial mortgage-backed securities 0.45%
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (f)(g)(i)		296		302
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (f)(g)		41		43
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (f)(g)		122		128
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 5.865% 6/15/2027 (f)(g)(i)		332		333
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.291% 5/15/2034 (f)(g)(i)		106		106
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.241% 4/15/2037 (f)(g)(i)		79		79
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.365% 11/15/2038 (f)(g)(i)		78		78
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (f)(g)(i)		590		599
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.442% 8/15/2041 (f)(g)(i)		169		170
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (f)(g)(i)		732		734
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.641% 7/15/2041 (f)(g)(i)		100		100
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.392% 8/15/2041 (f)(g)(i)		120		120
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (f)(g)(i)		237		244
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (f)(g)(i)		574		589
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039 (f)(g)(i)		213		214
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (f)(g)(i)		191		192
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (f)(g)(i)		133		134
ELM Trust 2024, Series 2024-ELM, Class C10, 6.396% 6/10/2039 (f)(g)(i)		120		121
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (f)(g)(i)		100		100

American Funds Insurance Series	80

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (f)(g)(i)	USD	100	$100
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (f)(g)		73	75
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (f)(g)(i)		592	599
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (f)(g)(i)		329	342
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (f)(g)(i)		100	101
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555% 5/10/2039 (f)(g)(i)		243	247
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (f)(g)(i)		541	561
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.624% 7/25/2054 (f)(g)(i)		108	110
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (f)(g)(i)		312	313
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.391% 2/15/2042 (f)(g)(i)		597	593
			7,427

Collateralized mortgage-backed obligations (privately originated) 0.39%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (f)(g)(i)		72	66
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (f)(i)(j)		489	479
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (f)(g)(i)		56	53
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (f)(g)(i)		142	141
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (f)(g)(i)		358	352
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (f)(g)(i)		131	125
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (f)(g)(i)		6	5
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.274% 12/25/2042 (f)(g)(i)		25	25
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.774% 6/25/2043 (f)(g)(i)		187	188
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.574% 7/25/2043 (f)(g)(i)		58	58
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2044 (f)(g)(i)		38	38
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.474% 9/25/2044 (f)(g)(i)		87	87
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.024% 9/25/2042 (f)(g)(i)		7	7
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.574% 9/25/2042 (f)(g)(i)		64	67
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2044 (f)(g)(i)		160	160
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.324% 10/25/2044 (f)(g)(i)		90	90
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (f)(i)(j)		81	81
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (f)(i)		48	48
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (f)(i)(j)		670	677
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (f)(i)		54	54
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (f)(i)		90	90
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (f)(i)(j)		392	393
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (f)(i)(j)		101	102
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.637% 3/25/2053 (f)(g)(i)		138	138
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (f)(i)(j)		141	143
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (f)(i)(j)		317	321
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (f)(i)(j)		814	823
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (f)(i)		554	527
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (f)(i)		95	94
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.50% 10/17/2041 (f)(g)(i)		140	140
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (f)(g)(i)		13	13
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (f)(g)(i)		11	11

81	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (f)(g)(i)	USD6	$6
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (f)(i)	304	279
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (b)(i)	100	100
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (f)(i)	195	193
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (f)(i)	167	167
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (f)(i)(j)	64	65
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (f)(g)(i)	87	88
		6,494
Total mortgage-backed obligations		83,664

Corporate bonds and notes 2.84%
Financials 0.49%
American Express Co. 4.90% 2/13/2026	28	28
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (j)	50	52
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (j)	28	29
American International Group, Inc. 4.85% 5/7/2030	685	703
American International Group, Inc. 5.125% 3/27/2033	17	18
Aon Corp. 5.35% 2/28/2033	21	22
Arthur J. Gallagher & Co. 4.85% 12/15/2029	125	128
Arthur J. Gallagher & Co. 5.00% 2/15/2032	50	51
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (j)	22	20
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (j)	238	213
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (j)	118	122
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (j)	75	78
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (i)(j)	400	416
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (i)(j)	200	213
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (j)	45	49
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (j)	95	101
Chubb INA Holdings, LLC 5.00% 3/15/2034	35	36
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (j)	86	88
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (j)	35	32
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (j)	44	46
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (j)	55	56
Corebridge Financial, Inc. 3.85% 4/5/2029	180	177
Corebridge Financial, Inc. 3.90% 4/5/2032	32	30
Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (i)(j)	200	200
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (j)	300	320
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (j)	150	152
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (j)	5	5
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (j)	45	46
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (j)	60	63
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (j)	40	40
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (j)	65	66
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (j)	50	52
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (j)	198	203
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (j)	52	52
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (j)	20	18
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (j)	328	339
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (j)	412	432
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	25	25
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25	24
Mastercard, Inc. 4.875% 3/9/2028	31	32
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (j)	25	26
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (j)	10	10
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (j)	140	146
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (j)	488	494

American Funds Insurance Series	82

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (j)	USD	35	$36
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (j)		57	59
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (j)		129	128
Navient Corp. 5.00% 3/15/2027		150	150
Navient Corp. 5.625% 8/1/2033		125	114
New York Life Global Funding 3.00% 1/10/2028 (i)		150	147
OneMain Finance Corp. 6.625% 5/15/2029		540	560
Osaic Holdings, Inc. 6.75% 8/1/2032 (i)		25	26
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (j)		50	52
Ryan Specialty, LLC 5.875% 8/1/2032 (i)		100	102
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (j)		11	11
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (j)		50	52
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (j)		10	11
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (j)		40	42
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (j)		97	96
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (j)		70	73
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (j)		85	88
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (i)(j)		200	209
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (i)(j)		374	371
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (j)		98	100
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (j)		55	57
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (j)		104	115
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (j)		80	84
			8,142

Health care 0.36%
AbbVie, Inc. 5.05% 3/15/2034		175	180
AbbVie, Inc. 5.35% 3/15/2044		25	25
AbbVie, Inc. 5.40% 3/15/2054		240	234
AbbVie, Inc. 5.50% 3/15/2064		25	24
Amgen, Inc. 5.15% 3/2/2028		55	56
Amgen, Inc. 4.05% 8/18/2029		100	100
Amgen, Inc. 5.25% 3/2/2030		124	129
Amgen, Inc. 4.20% 3/1/2033		133	130
Amgen, Inc. 5.25% 3/2/2033		71	74
Amgen, Inc. 5.60% 3/2/2043		105	106
Amgen, Inc. 4.20% 2/22/2052		19	15
Amgen, Inc. 4.875% 3/1/2053		25	22
Amgen, Inc. 5.65% 3/2/2053		37	36
Amgen, Inc. 5.75% 3/2/2063		85	83
AstraZeneca Finance, LLC 5.00% 2/26/2034		50	52
Baxter International, Inc. 4.45% 2/15/2029		271	272
Baxter International, Inc. 4.90% 12/15/2030		338	341
Baxter International, Inc. 3.132% 12/1/2051		25	16
Bristol-Myers Squibb Co. 5.10% 2/22/2031		260	271
Bristol-Myers Squibb Co. 5.20% 2/22/2034		295	307
Bristol-Myers Squibb Co. 5.50% 2/22/2044		25	25
Bristol-Myers Squibb Co. 5.55% 2/22/2054		325	319
Centene Corp. 4.625% 12/15/2029		530	515
Centene Corp. 2.625% 8/1/2031		40	35
CVS Health Corp. 5.125% 2/21/2030		50	51
CVS Health Corp. 5.25% 2/21/2033		23	24
CVS Health Corp. 5.70% 6/1/2034		97	102
CVS Health Corp. 6.00% 6/1/2044		50	50
CVS Health Corp. 6.05% 6/1/2054		50	50
CVS Health Corp. 6.20% 9/15/2055		50	51
Elevance Health, Inc. 4.95% 11/1/2031		30	31
Elevance Health, Inc. 5.20% 2/15/2035		13	13

83	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Gilead Sciences, Inc. 1.65% 10/1/2030	USD8	$7
HCA, Inc. 2.375% 7/15/2031	18	16
Humana, Inc. 3.70% 3/23/2029	12	12
Humana, Inc. 5.375% 4/15/2031	35	36
Medline Borrower, LP 6.25% 4/1/2029 (i)	380	393
Merck & Co., Inc. 1.70% 6/10/2027	118	115
Merck & Co., Inc. 3.40% 3/7/2029	110	108
Merck & Co., Inc. 4.50% 5/17/2033	35	35
Merck & Co., Inc. 4.90% 5/17/2044	35	33
Molina Healthcare, Inc. 4.375% 6/15/2028 (i)	290	285
Molina Healthcare, Inc. 3.875% 5/15/2032 (i)	40	36
Owens & Minor, Inc. 6.625% 4/1/2030 (i)	105	67
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	23
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	362	366
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	661
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	89	67
		6,025

Communication services 0.34%
Alphabet, Inc. 4.375% 11/15/2032	22	22
Alphabet, Inc. 4.70% 11/15/2035	28	28
America Movil, SAB de CV, 8.46% 12/18/2036	MXN1,300	65
AT&T, Inc. 3.50% 6/1/2041	USD75	59
CCO Holdings, LLC 4.75% 2/1/2032 (i)	25	23
CCO Holdings, LLC 4.25% 1/15/2034 (i)	655	558
Charter Communications Operating, LLC 6.10% 6/1/2029	41	43
Charter Communications Operating, LLC 5.85% 12/1/2035	17	17
Charter Communications Operating, LLC 6.70% 12/1/2055	10	10
Discovery Communications, LLC 3.625% 5/15/2030	42	37
EchoStar Corp. 10.75% 11/30/2029	64	71
EchoStar Corp. 6.75% Cash 11/30/2030 (k)	313	321
Lindblad Expeditions, LLC 7.00% 9/15/2030 (i)	195	203
Meta Platforms, Inc. 4.30% 8/15/2029	40	40
Meta Platforms, Inc. 4.75% 8/15/2034	53	53
Meta Platforms, Inc. 4.875% 11/15/2035	325	325
Meta Platforms, Inc. 5.50% 11/15/2045	134	130
Meta Platforms, Inc. 5.40% 8/15/2054	29	27
Meta Platforms, Inc. 5.625% 11/15/2055	287	276
Meta Platforms, Inc. 5.55% 8/15/2064	40	37
Meta Platforms, Inc. 5.75% 11/15/2065	138	132
SBA Tower Trust 1.631% 11/15/2026 (i)	253	248
Sirius XM Radio, LLC 4.00% 7/15/2028 (i)	780	763
TEGNA, Inc. 5.00% 9/15/2029	360	357
T-Mobile USA, Inc. 3.875% 4/15/2030	625	615
T-Mobile USA, Inc. 2.55% 2/15/2031	203	185
T-Mobile USA, Inc. 6.00% 6/15/2054	69	70
Univision Communications, Inc. 7.375% 6/30/2030 (i)	340	347
Verizon Communications, Inc. 1.75% 1/20/2031	142	125
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	250	232
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	374	264
		5,683

Industrials 0.26%
BAE Systems PLC 5.30% 3/26/2034 (i)	200	207
Boeing Co. (The) 2.75% 2/1/2026	91	91

American Funds Insurance Series	84

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Boeing Co. (The) 6.259% 5/1/2027	USD376	$386
Boeing Co. (The) 6.298% 5/1/2029	12	13
Boeing Co. (The) 3.625% 2/1/2031	178	171
Boeing Co. (The) 6.388% 5/1/2031	92	100
Boeing Co. (The) 6.528% 5/1/2034	1,291	1,429
Boeing Co. (The) 5.805% 5/1/2050	136	134
Canadian Pacific Railway Co. 3.00% 12/2/2041	25	19
Canadian Pacific Railway Co. 3.10% 12/2/2051	80	53
CSX Corp. 4.75% 11/15/2048	50	45
CSX Corp. 4.50% 11/15/2052	35	30
EquipmentShare.com, Inc. 8.625% 5/15/2032 (i)	430	455
Herc Holdings, Inc. 7.25% 6/15/2033 (i)	90	95
Icahn Enterprises, LP 5.25% 5/15/2027	440	434
L3Harris Technologies, Inc. 5.60% 7/31/2053	13	13
L3Harris Technologies, Inc. 5.40% 7/31/2033	15	16
Moog, Inc. 4.25% 12/9/2027 (i)	55	54
Norfolk Southern Corp. 5.35% 8/1/2054	51	49
Northrop Grumman Corp. 4.95% 3/15/2053	21	19
QXO Building Products, Inc. 6.75% 4/30/2032 (i)	190	199
Republic Services, Inc. 5.00% 4/1/2034	13	13
RTX Corp. 6.00% 3/15/2031	35	38
RTX Corp. 6.10% 3/15/2034	27	29
RTX Corp. 6.40% 3/15/2054	22	24
Union Pacific Corp. 2.80% 2/14/2032	17	16
Union Pacific Corp. 3.50% 2/14/2053	20	14
Waste Management, Inc. 4.625% 2/15/2030	60	61
Waste Management, Inc. 4.95% 3/15/2035	16	16
Waste Management, Inc. 5.35% 10/15/2054	25	24
		4,247

Consumer discretionary 0.25%
Advance Auto Parts, Inc. 3.90% 4/15/2030	8	7
Advance Auto Parts, Inc. 3.50% 3/15/2032	7	6
Amazon.com, Inc. 4.65% 11/20/2035	34	34
Amazon.com, Inc. 5.45% 11/20/2055	155	151
Amazon.com, Inc. 5.55% 11/20/2065	70	68
BMW US Capital, LLC 4.15% 4/9/2030 (i)	290	288
BMW US Capital, LLC 3.70% 4/1/2032 (i)	25	24
Carnival Corp. 5.75% 3/15/2030 (i)	310	319
Carnival Corp. 6.125% 2/15/2033 (i)	175	181
Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	303
Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	607
Ford Motor Credit Co., LLC 5.918% 3/20/2028	622	637
Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	210
Ford Motor Credit Co., LLC 4.00% 11/13/2030	970	916
General Motors Financial Co., Inc. 5.45% 9/6/2034	11	11
General Motors Financial Co., Inc. 6.15% 7/15/2035	16	17
Hyundai Capital America 5.275% 6/24/2027 (i)	55	56
McDonald’s Corp. 5.15% 9/9/2052	10	9
Newell Brands, Inc. 6.375% 5/15/2030	160	157
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (i)	150	150
		4,151

Information technology 0.23%
Broadcom, Inc. 5.05% 7/12/2027	40	41
Broadcom, Inc. 4.00% 4/15/2029 (i)	3	3
Broadcom, Inc. 5.05% 7/12/2029	45	46

85	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Broadcom, Inc. 5.15% 11/15/2031	USD	104	$108
Broadcom, Inc. 4.15% 4/15/2032 (i)		11	11
Broadcom, Inc. 4.80% 10/15/2034		12	12
Broadcom, Inc. 3.137% 11/15/2035 (i)		2	2
Cisco Systems, Inc. 4.95% 2/26/2031		11	11
Cisco Systems, Inc. 5.05% 2/26/2034		4	4
Cisco Systems, Inc. 5.10% 2/24/2035		14	14
Cisco Systems, Inc. 5.30% 2/26/2054		8	8
Cisco Systems, Inc. 5.35% 2/26/2064		11	10
Cloud Software Group, Inc. 8.25% 6/30/2032 (i)		200	209
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (i)		250	267
Fair Isaac Corp. 6.00% 5/15/2033 (i)		100	103
Hughes Satellite Systems Corp. 5.25% 8/1/2026		832	796
Hughes Satellite Systems Corp. 6.625% 8/1/2026		58	53
Intel Corp. 3.05% 8/12/2051		10	6
Intel Corp. 5.60% 2/21/2054		42	39
Intel Corp. 3.10% 2/15/2060		110	62
Oracle Corp. 4.80% 9/26/2032		55	53
Oracle Corp. 5.50% 8/3/2035		18	18
Oracle Corp. 5.20% 9/26/2035		405	388
Oracle Corp. 5.875% 9/26/2045		40	36
Oracle Corp. 6.00% 8/3/2055		110	97
Oracle Corp. 5.95% 9/26/2055		95	84
Oracle Corp. 6.10% 9/26/2065		40	35
Synopsys, Inc. 4.65% 4/1/2028		40	41
Synopsys, Inc. 4.85% 4/1/2030		40	41
Synopsys, Inc. 5.00% 4/1/2032		40	41
Synopsys, Inc. 5.15% 4/1/2035		780	793
Synopsys, Inc. 5.70% 4/1/2055		380	377
WULF Compute, LLC 7.75% 10/15/2030 (i)		75	77
			3,886

Energy 0.23%
APA Corp. 4.25% 1/15/2030		385	379
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (i)		300	302
Cenovus Energy, Inc. 5.40% 6/15/2047		44	40
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (i)		9	10
ConocoPhillips Co. 5.50% 1/15/2055		50	48
Crescent Energy Finance, LLC 7.375% 1/15/2033 (i)		270	256
Energy Transfer, LP 6.10% 12/1/2028		41	43
Energy Transfer, LP 5.25% 7/1/2029		23	24
Energy Transfer, LP 6.40% 12/1/2030		34	37
Enterprise Products Operating, LLC 4.95% 2/15/2035		6	6
EOG Resources, Inc. 5.95% 7/15/2055		110	112
Equinor ASA 2.375% 5/22/2030		365	340
Exxon Mobil Corp. 3.452% 4/15/2051		210	151
Hess Midstream Operations, LP 5.875% 3/1/2028 (i)		35	36
Hilcorp Energy I, LP 6.875% 5/15/2034 (i)		400	375
NFE Financing, LLC 12.00% 11/15/2029 (i)(l)		148	43
Occidental Petroleum Corp. 5.55% 10/1/2034		124	127
Petroleos Mexicanos 6.50% 1/23/2029		20	20
Petroleos Mexicanos 8.75% 6/2/2029		177	189
Petroleos Mexicanos 6.84% 1/23/2030		300	305
Sunoco, LP 5.625% 3/15/2031 (i)		20	20
Sunoco, LP 5.875% 3/15/2034 (i)		20	20
TotalEnergies Capital SA 4.724% 9/10/2034		17	17
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (i)		595	542

American Funds Insurance Series	86

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (i)	USD	195	$200
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (i)		100	102
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (i)		75	82
			3,826

Utilities 0.21%
AEP Transmission Co., LLC 2.75% 8/15/2051		50	31
DTE Energy Co. 3.00% 3/1/2032		42	39
Duke Energy Florida, LLC 5.95% 11/15/2052		25	26
Edison International 4.125% 3/15/2028		132	131
Edison International 5.45% 6/15/2029		100	102
Edison International 5.25% 3/15/2032		389	389
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (i)(j)		200	233
FirstEnergy Corp. 2.65% 3/1/2030		393	367
FirstEnergy Corp. 2.25% 9/1/2030		107	97
Florida Power & Light Co. 5.10% 4/1/2033		35	36
NiSource, Inc. 5.40% 6/30/2033		25	26
Pacific Gas and Electric Co. 2.95% 3/1/2026		97	97
Pacific Gas and Electric Co. 3.75% 7/1/2028		105	104
Pacific Gas and Electric Co. 4.65% 8/1/2028		284	286
Pacific Gas and Electric Co. 2.50% 2/1/2031		375	338
Pacific Gas and Electric Co. 6.40% 6/15/2033		50	54
Pacific Gas and Electric Co. 5.70% 3/1/2035		377	388
Pacific Gas and Electric Co. 4.95% 7/1/2050		162	137
Pacific Gas and Electric Co. 3.50% 8/1/2050		256	173
Pacific Gas and Electric Co. 5.90% 10/1/2054		25	24
PacifiCorp 5.50% 5/15/2054		95	85
PacifiCorp 5.80% 1/15/2055		25	23
Southern California Edison Co. 5.20% 6/1/2034		40	40
Southern California Edison Co. 3.60% 2/1/2045		206	149
Southern California Edison Co. 5.90% 3/1/2055		30	29
Union Electric Co. 3.90% 4/1/2052		25	19
WEC Energy Group, Inc. 5.15% 10/1/2027		25	26
			3,449

Real estate 0.18%
American Tower Corp. 4.05% 3/15/2032		11	11
Boston Properties, LP 2.45% 10/1/2033		7	6
Boston Properties, LP 6.50% 1/15/2034		38	41
Boston Properties, LP 5.75% 1/15/2035		95	98
Crown Castle, Inc. 5.00% 1/11/2028		54	55
Iron Mountain, Inc. 4.50% 2/15/2031 (i)		530	505
Kennedy-Wilson, Inc. 5.00% 3/1/2031		550	518
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (i)		20	21
MPT Operating Partnership, LP 5.00% 10/15/2027		475	460
Piedmont Operating Partnership, LP 5.625% 1/15/2033		99	100
Prologis, LP 5.00% 3/15/2034		40	41
Service Properties Trust 0% 9/30/2027 (i)		45	41
Service Properties Trust 3.95% 1/15/2028		480	453
Service Properties Trust 8.375% 6/15/2029		680	684
			3,034

Consumer staples 0.17%
Altria Group, Inc. 4.875% 2/4/2028		13	13
Altria Group, Inc. 5.25% 8/6/2035		48	49

87	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
B&G Foods, Inc. 8.00% 9/15/2028 (i)	USD	260	$256
BAT Capital Corp. 6.343% 8/2/2030		9	10
BAT Capital Corp. 5.35% 8/15/2032		413	430
BAT Capital Corp. 6.421% 8/2/2033		38	42
BAT Capital Corp. 7.079% 8/2/2043		31	35
BAT Capital Corp. 4.54% 8/15/2047		55	46
BAT Capital Corp. 4.758% 9/6/2049		121	102
BAT Capital Corp. 7.081% 8/2/2053		69	78
BAT International Finance PLC 4.448% 3/16/2028		150	151
Coty, Inc. 5.60% 1/15/2031 (i)		119	120
H.J. Heinz Co. 4.875% 10/1/2049		235	202
Mars, Inc. 4.80% 3/1/2030 (i)		25	26
Mars, Inc. 5.20% 3/1/2035 (i)		165	170
Mars, Inc. 5.65% 5/1/2045 (i)		71	72
Mars, Inc. 5.70% 5/1/2055 (i)		145	144
Mars, Inc. 5.80% 5/1/2065 (i)		24	24
Mondelez International, Inc. 4.75% 8/28/2034		127	127
Philip Morris International, Inc. 5.125% 11/17/2027		43	44
Philip Morris International, Inc. 5.625% 11/17/2029		23	24
Philip Morris International, Inc. 5.125% 2/15/2030		56	58
Philip Morris International, Inc. 5.50% 9/7/2030		70	74
Philip Morris International, Inc. 5.75% 11/17/2032		16	17
Philip Morris International, Inc. 5.375% 2/15/2033		55	57
Philip Morris International, Inc. 5.625% 9/7/2033		30	32
Philip Morris International, Inc. 4.90% 11/1/2034		90	91
Post Holdings, Inc. 6.375% 3/1/2033 (i)		330	334
			2,828

Materials 0.12%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026		35	35
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028		35	36
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033		7	7
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055		60	61
Celanese US Holdings, LLC 6.85% 11/15/2028		36	38
Celanese US Holdings, LLC 7.05% 11/15/2030		27	29
Celanese US Holdings, LLC 6.879% 7/15/2032		10	10
Celanese US Holdings, LLC 7.20% 11/15/2033		23	24
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (i)		545	575
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (i)		40	42
Consolidated Energy Finance SA 5.625% 10/15/2028 (i)		750	488
Dow Chemical Co. (The) 5.35% 3/15/2035		7	7
Dow Chemical Co. (The) 5.65% 3/15/2036		4	4
Dow Chemical Co. (The) 5.55% 11/30/2048		15	13
Dow Chemical Co. (The) 3.60% 11/15/2050		75	49
Dow Chemical Co. (The) 6.90% 5/15/2053		6	6
Dow Chemical Co. (The) 5.60% 2/15/2054		63	55
LYB International Finance III, LLC 5.125% 1/15/2031		2	2
LYB International Finance III, LLC 5.50% 3/1/2034		5	5
LYB International Finance III, LLC 5.875% 1/15/2036		32	32
LYB International Finance III, LLC 3.625% 4/1/2051		102	66
NOVA Chemicals Corp. 8.50% 11/15/2028 (i)		10	11
NOVA Chemicals Corp. 4.25% 5/15/2029 (i)		325	318
			1,929
Total corporate bonds and notes			47,200

American Funds Insurance Series	88

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations 0.73%
Other asset-backed securities 0.39%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (f)(i)	USD	100	$100
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (f)(i)		215	215
Auxilior Term Funding, LLC, Series 2024-1, Class A2, 5.84% 3/15/2027 (f)(i)		61	61
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (f)(i)		277	281
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (f)(i)		42	43
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (f)(i)		554	565
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(i)		347	294
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (f)(i)		86	73
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (f)(i)		90	57
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (f)(i)		90	58
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (f)(i)		312	254
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (f)(i)		483	477
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (f)(i)		181	182
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (f)(i)		134	135
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (f)(i)		322	309
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (f)(i)		60	56
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (f)(i)		73	72
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(i)		278	267
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (f)(i)		354	359
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (f)(i)		138	139
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (f)(i)		935	783
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (f)(i)		315	317
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (f)(i)		100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (f)(i)		127	128
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (f)(i)		20	19
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (f)(i)		85	85
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (f)(i)		139	141
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (f)(i)		175	176
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (f)(i)		175	176
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (f)(i)		45	46
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (f)(i)		94	94
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (f)(i)		28	28
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (f)(i)		72	70
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (f)(i)		189	190
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (f)(i)		69	70
			6,421

Auto loan 0.27%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (f)(i)		66	66
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (f)(i)		33	33
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(i)		339	353
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (f)(i)		497	499
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (f)		11	11
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (f)(i)		185	185
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (f)(i)		150	151
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (f)(i)		273	275
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (f)(i)		176	180
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (f)(i)		181	187
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (f)(i)		188	189
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (f)(i)		65	65
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (f)(i)		285	293
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (f)(i)		184	191
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028 (f)		10	10
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028 (f)		48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (f)(i)		268	263
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(i)		100	98
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (f)(i)		100	98
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (f)(i)		187	191

89	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027 (f)	USD5	$5
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028 (f)	28	28
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (f)(i)	335	334
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (f)(i)	632	639
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (f)(i)	188	190
		4,582

Credit card 0.04%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (f)(i)	400	401
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (f)(i)	246	248
		649

Student loan 0.03%
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (f)(i)	23	21
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (f)(i)	42	39
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (f)(i)	94	89
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (f)(i)	188	178
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.588% 4/20/2062 (f)(g)(i)	98	98
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (f)(i)	39	35
		460
Total asset-backed obligations		12,112

Bonds & notes of governments & government agencies outside the U.S. 0.05%
Mexico 0.03%
United Mexican States 3.25% 4/16/2030	200	189
United Mexican States 7.375% 5/13/2055	245	265
		454

Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	198

Peru 0.01%
Peru (Republic of) 2.783% 1/23/2031	190	176
Total bonds & notes of governments & government agencies outside the U.S.		828

Municipals 0.02%
Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	196	201

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	140
Total municipals		341

Loans 0.02%
Financials 0.02%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(g)(i)(m)	221	220
Total bonds, notes & other debt instruments (cost: $243,321,000)		242,696

American Funds Insurance Series	90

Capital Income Builder (continued)

Investment funds 2.29%	Shares	Value (000)
Capital Group Central Corporate Bond Fund (n)	4,482,146	$38,098
Total investment funds (cost: $40,853,000)		38,098

Short-term securities 5.53%
Money market investments 4.90%
Capital Group Central Cash Fund 3.79% (n)(o)	814,073	81,415

Money market investments purchased with collateral from securities on loan 0.63%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (o)(p)	10,408,626	10,409
Total short-term securities (cost: $91,803,000)		91,824
Total investment securities 100.57% (cost: $1,246,392,000)		1,669,897
Other assets less liabilities (0.57)%		(9,521)
Net assets 100.00%		$1,660,376

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	389	4/6/2026	USD	81,219	$(17)
5 Year U.S. Treasury Note Futures	Long	251	4/6/2026		27,436	(61)
10 Year U.S. Treasury Note Futures	Short	21	3/31/2026		(2,361)	21
10 Year Ultra U.S. Treasury Note Futures	Short	40	3/31/2026		(4,601)	15
20 Year U.S. Treasury Bond Futures	Long	32	3/31/2026		3,699	(41)
30 Year Ultra U.S. Treasury Bond Futures	Long	99	3/31/2026		11,682	(196)
						$(279)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		12/31/2025 (000)	(received) (000)	at 12/31/2025 (000)
3.16%	At maturity	U.S. Urban CPI	At maturity	6/23/2026	USD	350	$1	$—	$1
U.S. Urban CPI	At maturity	3.17%	At maturity	6/23/2026	USD	338	(1)	—	(1)
SOFR	Annual	3.055%	Annual	4/6/2031	USD	6,700	139	—	139
SOFR	Annual	4.1275%	Annual	7/27/2050	USD	310	3	—	3
SOFR	Annual	2.91%	Annual	9/18/2050	USD	592	118	—	118
							$260	$—	$260
91	American Funds Insurance Series

Capital Income Builder (continued)

Swap contracts (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)		Value at 12/31/2025 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD	5,044	$114	$116	$(2)

Investments in affiliates (n)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Investment funds 2.29%
Capital Group Central Corporate Bond Fund	$30,920	$6,389	$—	$—	$789	$38,098	$1,550
Short-term securities 4.90%
Money market investments 4.90%
Capital Group Central Cash Fund 3.79% (o)	60,575	370,953	350,129	16	—	81,415	4,186
Total 7.19%				$16	$789	$119,513	$5,736

(a)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Non-income producing.
(e)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,717,000, which represented 0.10% of the net assets of the fund.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(h)	Represents securities transacted on a TBA basis.
(i)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $38,579,000, which represented 2.32% of the net assets of the fund.
(j)	Step bond; coupon rate may change at a later date.
(k)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(l)	Scheduled interest and/or principal payment was not received.
(m)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $219,000, which represented 0.01% of the net assets of the fund.
(n)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(o)	Rate represents the seven-day yield at 12/31/2025.
(p)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)

ADR = American Depositary Receipts

Assn. = Association

Auth. = Authority

CAD = Canadian dollars

CME = CME Group

CPI = Consumer Price Index

EUR = Euros

Fncg. = Financing

GBP = British pounds

GO = General Obligation

ICE = Intercontinental Exchange, Inc.

MXN = Mexican pesos

REIT = Real Estate Investment Trust

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

UST = U.S. Treasury

Refer to the notes to financial statements.

American Funds Insurance Series	92

Asset Allocation Fund

Investment portfolio December 31, 2025

Common stocks 65.21%	Shares	Value (000)
Information technology 17.87%
Broadcom, Inc.	3,822,547	$1,322,984
Microsoft Corp.	2,068,123	1,000,186
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,399,280	729,117
Taiwan Semiconductor Manufacturing Co., Ltd.	2,384,000	116,467
NVIDIA Corp.	2,011,419	375,130
Apple, Inc.	1,295,354	352,155
Micron Technology, Inc.	764,060	218,070
Intel Corp. (a)	5,553,952	204,941
Salesforce, Inc.	503,780	133,456
International Business Machines Corp.	427,285	126,566
ASML Holding NV (ADR)	93,894	100,453
KLA Corp.	77,592	94,280
Hewlett Packard Enterprise Co.	2,023,462	48,604
Strategy, Inc., Class A (a)	295,563	44,911
Diebold Nixdorf, Inc. (a)	532,940	36,181
Adobe, Inc. (a)	62,600	21,909
Applied Materials, Inc.	79,781	20,503
		4,945,913

Financials 10.49%
Apollo Asset Management, Inc.	1,920,083	277,951
Arthur J. Gallagher & Co.	854,008	221,009
Mastercard, Inc., Class A	361,601	206,431
Synchrony Financial	2,440,754	203,632
Aon PLC, Class A	569,972	201,132
Visa, Inc., Class A	553,014	193,948
Bank of America Corp.	3,142,147	172,818
Capital One Financial Corp.	702,338	170,219
Blue Owl Capital, Inc., Class A (b)	9,813,216	146,609
Ares Management Corp., Class A	845,012	136,579
American Express Co.	337,999	125,043
Wells Fargo & Co.	1,334,032	124,332
JPMorgan Chase & Co.	295,492	95,213
Fiserv, Inc. (a)	1,269,859	85,296
Brookfield Corp., Class A	1,805,226	82,842
Citigroup, Inc.	700,000	81,683
Brown & Brown, Inc.	964,468	76,868
Chubb, Ltd.	235,906	73,631
Progressive Corp.	280,641	63,908
Intercontinental Exchange, Inc.	374,162	60,599
Blackstone, Inc.	320,000	49,325
Kinsale Capital Group, Inc.	65,779	25,728
Goldman Sachs Group, Inc.	24,707	21,717
Figure Technology Solutions, Inc. (a)(b)	152,555	6,230
Sberbank of Russia PJSC (c)	8,880,000	—	(d)
		2,902,743

Industrials 9.72%
ATI, Inc. (a)	3,475,291	398,824
Boeing Co. (The) (a)	1,355,000	294,198
TransDigm Group, Inc.	160,869	213,932
L3Harris Technologies, Inc.	644,021	189,065
General Electric Co.	602,503	185,589
Deere & Co.	377,997	175,984
Parker-Hannifin Corp.	183,536	161,321
Union Pacific Corp.	677,572	156,736
Caterpillar, Inc.	190,000	108,845
Safran SA	312,100	108,605
United Rentals, Inc.	125,193	101,321

93	American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Northrop Grumman Corp.	173,106	$98,707
GE Vernova, Inc.	150,939	98,649
Ingersoll-Rand, Inc.	1,177,013	93,243
Quanta Services, Inc.	152,260	64,263
Airbus SE, non-registered shares	230,632	53,496
Trane Technologies PLC	137,366	53,463
FTAI Aviation, Ltd.	249,989	49,210
CSX Corp.	1,000,000	36,250
Copart, Inc. (a)	835,833	32,723
Carrier Global Corp.	283,011	14,954
		2,689,378

Health care 6.97%
Vertex Pharmaceuticals, Inc. (a)	720,148	326,486
Gilead Sciences, Inc.	1,904,140	233,714
Eli Lilly and Co.	186,995	200,960
UnitedHealth Group, Inc.	596,573	196,935
Alnylam Pharmaceuticals, Inc. (a)	405,917	161,413
Amgen, Inc.	441,538	144,520
Thermo Fisher Scientific, Inc.	217,042	125,765
CVS Health Corp.	1,451,353	115,179
Illumina, Inc. (a)	699,527	91,750
Abbott Laboratories	637,270	79,844
Cooper Cos., Inc. (a)	889,428	72,897
Johnson & Johnson	311,733	64,513
AbbVie, Inc.	129,914	29,684
Boston Scientific Corp. (a)	300,752	28,677
Centene Corp. (a)	675,000	27,776
Rotech Healthcare, Inc. (a)(c)(e)	184,138	12,613
Medline, Inc., Class A (a)(b)	272,900	11,462
Mallinckrodt PLC (a)	36,079	3,227
Par Health, Inc. (a)(f)	36,079	338
Carbon Health Technologies, Inc., Class A (a)(c)	4,955,500	50
		1,927,803

Consumer discretionary 5.73%
Booking Holdings, Inc.	52,599	281,685
Royal Caribbean Cruises, Ltd.	648,815	180,967
Amazon.com, Inc. (a)	780,642	180,188
Starbucks Corp.	1,513,090	127,417
D.R. Horton, Inc.	700,917	100,953
NIKE, Inc., Class B	1,525,710	97,203
Carnival Corp.	2,758,206	84,236
Darden Restaurants, Inc.	424,583	78,132
Compagnie Financiere Richemont SA, Class A	346,887	74,864
Home Depot, Inc.	191,765	65,986
Texas Roadhouse, Inc.	385,658	64,019
Chipotle Mexican Grill, Inc. (a)	1,692,984	62,640
Tesla, Inc. (a)	94,134	42,334
Hilton Worldwide Holdings, Inc.	122,663	35,235
Toll Brothers, Inc.	246,730	33,363
Restaurant Brands International, Inc.	461,542	31,491
AutoZone, Inc. (a)	7,013	23,785
YUM! Brands, Inc.	91,381	13,824
DraftKings, Inc., Class A (a)	237,954	8,200
Aimbridge Topco, LLC (a)(c)	10,722	793
		1,587,315

American Funds Insurance Series	94

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services 4.71%
Alphabet, Inc., Class C	1,147,684	$360,143
Alphabet, Inc., Class A	1,068,646	334,486
Meta Platforms, Inc., Class A	553,906	365,628
Comcast Corp., Class A	6,199,119	185,292
Netflix, Inc. (a)	346,997	32,534
Tencent Holdings, Ltd.	321,500	24,636
		1,302,719

Materials 4.10%
Royal Gold, Inc.	1,301,065	289,214
Wheaton Precious Metals Corp.	2,388,702	280,720
Franco-Nevada Corp. (CAD denominated)	1,179,377	244,468
Lundin Mining Corp.	7,678,233	165,027
First Quantum Minerals, Ltd. (a)	3,889,750	104,290
Corteva, Inc.	466,775	31,288
Air Products and Chemicals, Inc.	45,664	11,280
Agnico Eagle Mines, Ltd.	56,110	9,515
Venator Materials PLC (a)(c)	4,096	—	(d)
		1,135,802

Consumer staples 3.48%
Philip Morris International, Inc.	3,615,272	579,890
Constellation Brands, Inc., Class A	629,955	86,909
Keurig Dr Pepper, Inc.	3,042,963	85,233
Nestle SA	617,055	61,331
Costco Wholesale Corp.	69,889	60,268
US Foods Holding Corp. (a)	514,932	38,785
Estee Lauder Cos., Inc. (The), Class A	275,858	28,888
Coca-Cola Co.	160,431	11,216
Procter & Gamble Co.	75,358	10,799
		963,319

Utilities 1.01%
Southern Co. (The)	1,503,479	131,104
DTE Energy Co.	848,144	109,394
Vistra Corp.	144,910	23,378
FirstEnergy Corp.	323,684	14,491
		278,367

Energy 0.92%
Canadian Natural Resources, Ltd. (CAD denominated)	3,480,603	117,892
ConocoPhillips	824,000	77,135
EOG Resources, Inc.	222,924	23,409
Halliburton Co.	593,792	16,781
SLB, Ltd.	286,500	10,996
Exxon Mobil Corp.	58,185	7,002
Constellation Oil Services Holding SA (NDR) (a)	76,004	897
Altera Infrastructure, LP (c)	16,129	655
New Fortress Energy, Inc., Class A (a)	150,315	171
Expand Energy Corp.	636	70
		255,008

95	American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Real estate 0.21%
American Tower Corp. REIT	136,942	$24,043
Simon Property Group, Inc. REIT	114,326	21,163
Crown Castle, Inc. REIT	134,329	11,938
		57,144
Total common stocks (cost: $10,036,058,000)		18,045,511

Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(c)(f)	450	755
Total preferred securities (cost: $465,000)		755

Rights & warrants 0.00%
Energy 0.00%
Expand Energy Corp., Class C, warrants, expire 2/9/2026 (a)	1,201	119
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (a)(c)	4	—	(d)
Total rights & warrants (cost: $875,000)		119

Convertible stocks 0.12%
Industrials 0.07%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	262,145	18,104

Information technology 0.05%
Strategy, Inc. 8.00% perpetual convertible preferred shares	189,521	14,926
Total convertible stocks (cost: $30,331,000)		33,030

Convertible bonds & notes 0.10%	Principal amount (000)
Information technology 0.03%
Macom Technology Solutions Holdings, convertible notes, 0.25% 3/15/2026	USD	1,529	3,180
Seagate HDD Cayman, convertible notes, 3.50% 6/1/2028		536	1,803
Terawulf, Inc., convertible notes, 1.00% 9/1/2031 (f)		1,739	2,060
Western Digital Corp., convertible notes, 3.00% 11/15/2028		416	1,908
			8,951

Communication services 0.02%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (g)		1,290	4,312
Spotify USA, Inc., convertible notes, 0% 3/15/2026		1,800	2,048
			6,360

Real estate 0.02%
Ventas Realty, LP, convertible notes, 3.75% 6/1/2026		1,873	2,649
Welltower OP, LLC, convertible notes, 2.75% 5/15/2028 (f)		1,422	2,789
			5,438

Utilities 0.01%
CenterPoint Energy, Inc., convertible notes, 3.00% 8/1/2028 (f)		2,785	2,822

American Funds Insurance Series	96

Asset Allocation Fund (continued)

Convertible bonds & notes (continued)	Principal amount (000)			Value (000)
Health care 0.01%
Halozyme Therapeutics, Inc. convertible notes, 1.00% 8/15/2028	USD	1,818		$2,417

Industrials 0.01%
Axon Enterprise, Inc., convertible notes, 0.50% 12/15/2027		692		1,743
Total convertible bonds & notes (cost: $25,052,000)				27,731

Bonds, notes & other debt instruments 28.07%
Mortgage-backed obligations 10.22%
Federal agency mortgage-backed obligations 9.21%
Fannie Mae Pool #AH6431 4.00% 2/1/2026 (h)		2		2
Fannie Mae Pool #AH5618 4.00% 2/1/2026 (h)		—	(d)	—	(d)
Fannie Mae Pool #890329 4.00% 4/1/2026 (h)		—	(d)	—	(d)
Fannie Mae Pool #MA1109 4.00% 5/1/2027 (h)		—	(d)	—	(d)
Fannie Mae Pool #MA3653 3.00% 3/1/2029 (h)		5		5
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (h)		2		2
Fannie Mae Pool #254767 5.50% 6/1/2033 (h)		120		124
Fannie Mae Pool #555956 5.50% 12/1/2033 (h)		76		78
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (h)		209		210
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (h)		221		211
Fannie Mae Pool #929185 5.50% 1/1/2036 (h)		240		250
Fannie Mae Pool #893641 6.00% 9/1/2036 (h)		475		503
Fannie Mae Pool #893688 6.00% 10/1/2036 (h)		121		128
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (h)		3,745		3,567
Fannie Mae Pool #907239 6.00% 12/1/2036 (h)		11		11
Fannie Mae Pool #928031 6.00% 1/1/2037 (h)		39		42
Fannie Mae Pool #888292 6.00% 3/1/2037 (h)		343		363
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (h)		62		64
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (h)		116		110
Fannie Mae Pool #190379 5.50% 5/1/2037 (h)		37		38
Fannie Mae Pool #924952 6.00% 8/1/2037 (h)		565		598
Fannie Mae Pool #888637 6.00% 9/1/2037 (h)		7		7
Fannie Mae Pool #995674 6.00% 5/1/2038 (h)		213		225
Fannie Mae Pool #AD0119 6.00% 7/1/2038 (h)		663		703
Fannie Mae Pool #995224 6.00% 9/1/2038 (h)		6		6
Fannie Mae Pool #AE0021 6.00% 10/1/2038 (h)		208		221
Fannie Mae Pool #AL7164 6.00% 10/1/2038 (h)		135		142
Fannie Mae Pool #889983 6.00% 10/1/2038 (h)		12		13
Fannie Mae Pool #AD0095 6.00% 11/1/2038 (h)		467		495
Fannie Mae Pool #AB0538 6.00% 11/1/2038 (h)		65		68
Fannie Mae Pool #995391 6.00% 11/1/2038 (h)		10		11
Fannie Mae Pool #AD0833 6.00% 1/1/2039 (h)		—	(d)	—	(d)
Fannie Mae Pool #AL0309 6.00% 1/1/2040 (h)		43		46
Fannie Mae Pool #AL0013 6.00% 4/1/2040 (h)		128		136
Fannie Mae Pool #AL7228 6.00% 4/1/2041 (h)		155		162
Fannie Mae Pool #AB4536 6.00% 6/1/2041 (h)		324		342
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (h)		5,259		4,598
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (h)		16,006		13,515
Fannie Mae Pool #AP2131 3.50% 8/1/2042 (h)		2,339		2,240
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (h)		1,283		1,254
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (h)		725		709
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (h)		690		675
Fannie Mae Pool #AL8773 3.50% 2/1/2045 (h)		4,040		3,856
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (h)		6,624		6,291
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (h)		931		885
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (h)		2,088		1,982
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (h)		79		76
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (h)		273		251

97	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BD9307 4.00% 11/1/2046 (h)	USD	1,089	$1,053
Fannie Mae Pool #BD9699 3.50% 12/1/2046 (h)		1,207	1,137
Fannie Mae Pool #BE1290 3.50% 2/1/2047 (h)		1,785	1,685
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (h)		358	328
Fannie Mae Pool #256975 7.00% 10/1/2047 (h)		2	2
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (h)		1,182	1,110
Fannie Mae Pool #MA3211 4.00% 12/1/2047 (h)		1,788	1,734
Fannie Mae Pool #MA3277 4.00% 2/1/2048 (h)		7	7
Fannie Mae Pool #BK5255 4.00% 5/1/2048 (h)		8	7
Fannie Mae Pool #FM3278 3.50% 11/1/2048 (h)		12,659	11,913
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (h)		1,711	1,626
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (h)		1,341	1,215
Fannie Mae Pool #BN7443 2.50% 3/1/2050 (h)		30	26
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (h)		4,327	3,740
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (h)		414	351
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (h)		298	253
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (h)		9,745	8,426
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (h)		515	418
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (h)		286	256
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (h)		1,134	960
Fannie Mae Pool #BQ7589 2.00% 11/1/2050 (h)		2,292	1,856
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (h)		7,872	6,762
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (h)		1,248	1,082
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (h)		685	581
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (h)		38	33
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (h)		10,867	9,832
Fannie Mae Pool #FM5218 2.00% 12/1/2050 (h)		3,688	2,993
Fannie Mae Pool #BQ7646 2.00% 12/1/2050 (h)		1,924	1,559
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (h)		1,584	1,285
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (h)		920	914
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (h)		4,967	4,057
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (h)		196	159
Fannie Mae Pool #CA8513 2.50% 1/1/2051 (h)		1,079	916
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (h)		759	643
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (h)		74	63
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (h)		28	23
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (h)		5,851	4,750
Fannie Mae Pool #BR2689 2.00% 2/1/2051 (h)		1,860	1,506
Fannie Mae Pool #FM5963 2.00% 2/1/2051 (h)		1,806	1,467
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (h)		328	265
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (h)		3,067	2,642
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (h)		370	314
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (h)		59	50
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (h)		3,989	3,253
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (h)		1,708	1,383
Fannie Mae Pool #CA9494 2.50% 4/1/2051 (h)		93	79
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (h)		40	34
Fannie Mae Pool #FM6810 3.00% 4/1/2051 (h)		5,630	4,987
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (h)		4,366	3,899
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (h)		529	473
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (h)		1,943	1,573
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (h)		1,933	1,565
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (h)		4,751	4,022
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (h)		1,336	1,131
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (h)		365	309
Fannie Mae Pool #BR9324 2.50% 5/1/2051 (h)		227	192
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (h)		137	116
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (h)		2,078	1,682
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (h)		33,828	28,636
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (h)		9,006	7,624

American Funds Insurance Series	98

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (h)	USD	397	$354
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (h)		149	121
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (h)		1,988	1,683
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (h)		1,226	1,038
Fannie Mae Pool #FM8203 2.50% 7/1/2051 (h)		942	798
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (h)		3,723	3,377
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (h)		67	59
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (h)		1,898	1,536
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (h)		3,960	3,365
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (h)		1,498	1,268
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (h)		655	556
Fannie Mae Pool #BT4725 2.50% 9/1/2051 (h)		301	255
Fannie Mae Pool #BU0341 2.50% 9/1/2051 (h)		197	167
Fannie Mae Pool #BT9289 2.50% 9/1/2051 (h)		34	28
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (h)		1,462	1,237
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (h)		766	648
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (h)		516	438
Fannie Mae Pool #BU2530 2.50% 10/1/2051 (h)		131	111
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (h)		86	73
Fannie Mae Pool #BU0968 2.00% 11/1/2051 (h)		11,198	9,064
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (h)		7,447	6,051
Fannie Mae Pool #BU1027 2.00% 11/1/2051 (h)		4,515	3,655
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (h)		2,938	2,487
Fannie Mae Pool #BU2803 2.50% 11/1/2051 (h)		998	845
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (h)		7,616	6,799
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (h)		2,352	1,910
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (h)		174	141
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (h)		41,191	34,868
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (h)		13,649	11,740
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (h)		6,406	5,514
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (h)		155	133
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (h)		74	64
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (h)		74	64
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (h)		74	63
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (h)		2,869	2,331
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (h)		1,189	965
Fannie Mae Pool #FS0235 2.50% 1/1/2052 (h)		7,061	5,977
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (h)		982	831
Fannie Mae Pool #FP0038 2.50% 1/1/2052 (h)		713	605
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (h)		695	589
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (h)		405	343
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (h)		119	101
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (h)		63	53
Fannie Mae Pool #FS2534 2.50% 1/1/2052 (h)		23	20
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (h)		22	18
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (h)		9,435	8,425
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (h)		6,414	5,193
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (h)		4,953	4,020
Fannie Mae Pool #BT1968 2.00% 2/1/2052 (h)		1,800	1,458
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (h)		963	780
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (h)		8,024	6,805
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (h)		1,897	1,606
Fannie Mae Pool #CB3888 2.50% 2/1/2052 (h)		949	805
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (h)		675	574
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (h)		657	557
Fannie Mae Pool #FS6380 2.50% 2/1/2052 (h)		548	465
Fannie Mae Pool #BV2784 2.50% 2/1/2052 (h)		141	120
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (h)		51,302	46,443
Fannie Mae Pool #CB2913 3.50% 2/1/2052 (h)		2,077	1,926
Fannie Mae Pool #CB2912 3.50% 2/1/2052 (h)		38	35

99	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (h)	USD	2,845	$2,303
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (h)		2,578	2,092
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (h)		2,382	1,932
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (h)		1,765	1,432
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (h)		1,261	1,021
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (h)		1,255	1,016
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (h)		4,296	3,636
Fannie Mae Pool #BV4173 2.50% 3/1/2052 (h)		786	669
Fannie Mae Pool #CB3063 2.50% 3/1/2052 (h)		769	653
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (h)		611	520
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (h)		158	135
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (h)		24	20
Fannie Mae Pool #FS0931 3.00% 3/1/2052 (h)		336	298
Fannie Mae Pool #BV3799 3.50% 3/1/2052 (h)		40	37
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (h)		5,722	4,643
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (h)		2,913	2,363
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (h)		2,069	1,675
Fannie Mae Pool #BV4182 2.50% 4/1/2052 (h)		871	741
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (h)		857	729
Fannie Mae Pool #FS1749 2.50% 4/1/2052 (h)		856	728
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (h)		157	134
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (h)		134	114
Fannie Mae Pool #BV6683 3.50% 4/1/2052 (h)		23	21
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (h)		615	587
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (h)		9,376	7,619
Fannie Mae Pool #BT2353 2.00% 5/1/2052 (h)		998	808
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (h)		898	764
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (h)		836	711
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (h)		151	128
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (h)		151	128
Fannie Mae Pool #BV8592 2.50% 5/1/2052 (h)		110	93
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (h)		40	34
Fannie Mae Pool #BU8818 3.50% 5/1/2052 (h)		2,584	2,396
Fannie Mae Pool #CB3597 3.50% 5/1/2052 (h)		44	41
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (h)		2,335	1,892
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (h)		1,940	1,571
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (h)		690	559
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (h)		1,413	1,202
Fannie Mae Pool #FS6634 3.00% 6/1/2052 (h)		324	287
Fannie Mae Pool #FS3546 3.50% 6/1/2052 (h)		38	35
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (h)		5,004	4,778
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (h)		1,272	1,214
Fannie Mae Pool #BW2918 4.50% 6/1/2052 (h)		4,482	4,398
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (h)		4,816	3,904
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (h)		59,903	50,708
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (h)		14,208	12,049
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (h)		162	138
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (h)		99	88
Fannie Mae Pool #CB4123 4.00% 7/1/2052 (h)		22	21
Fannie Mae Pool #BV7912 2.50% 8/1/2052 (h)		154	131
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (h)		92	79
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (h)		2,291	2,029
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (h)		545	537
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (h)		862	868
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (h)		15,984	12,983
Fannie Mae Pool #BX2841 4.00% 10/1/2052 (h)		15	14
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (h)		9,021	8,845
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (h)		832	817
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (h)		388	390
Fannie Mae Pool #BX0463 4.00% 11/1/2052 (h)		866	826

American Funds Insurance Series	100

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW1299 4.00% 11/1/2052 (h)	USD	862	$823
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (h)		9,335	9,152
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (h)		2,582	2,534
Fannie Mae Pool #CB5764 2.50% 12/1/2052 (h)		873	740
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (h)		2,212	2,255
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (h)		21	20
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (h)		2,562	2,512
Fannie Mae Pool #BX3263 4.00% 2/1/2053 (h)		560	535
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (h)		907	921
Fannie Mae Pool #FS8509 3.50% 3/1/2053 (h)		282	261
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (h)		887	847
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (h)		2,321	2,372
Fannie Mae Pool #BX9358 4.00% 4/1/2053 (h)		301	287
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (h)		2,028	2,032
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (h)		6,645	6,336
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (h)		10,165	10,195
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (h)		662	665
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (h)		896	910
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (h)		157	160
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (h)		211	220
Fannie Mae Pool #MA5063 2.50% 6/1/2053 (h)		290	245
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (h)		279	247
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (h)		22,288	22,347
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (h)		564	574
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (h)		1,105	1,158
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (h)		402	419
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (h)		312	327
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (h)		11,111	9,008
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (h)		811	688
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (h)		758	643
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (h)		8,193	7,791
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (h)		13,301	13,030
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (h)		2,137	2,174
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (h)		93	95
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (h)		5,144	5,247
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (h)		17,413	17,924
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (h)		1,621	1,649
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (h)		3,950	4,066
Fannie Mae Pool #BY1418 4.00% 11/1/2053 (h)		13,131	12,499
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (h)		12,922	12,314
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (h)		3,788	3,852
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (h)		6,118	6,297
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (h)		27	28
Fannie Mae Pool #MA5262 3.50% 12/1/2053 (h)		33	31
Fannie Mae Pool #BY1448 4.00% 12/1/2053 (h)		10,954	10,413
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (h)		260	264
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (h)		144	148
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (h)		6,339	6,599
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (h)		1,895	1,987
Fannie Mae Pool #BY1343 4.00% 2/1/2054 (h)		12,268	11,652
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (h)		1,869	1,783
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (h)		575	584
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (h)		504	512
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (h)		3,043	3,135
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (h)		1,800	1,871
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (h)		10,411	10,571
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (h)		4,423	4,499
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (h)		805	831
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (h)		783	805
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (h)		8	8

101	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (h)	USD	6,917	$7,037
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (h)		1,025	1,040
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (h)		1,833	1,885
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (h)		936	972
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (h)		931	960
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (h)		831	857
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (h)		754	781
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (h)		1,843	1,916
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (h)		909	948
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (h)		51	54
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (h)		5,332	5,414
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (h)		2,307	2,353
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (h)		1,398	1,426
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (h)		10,396	10,680
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (h)		1,133	1,164
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (h)		646	667
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (h)		415	428
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (h)		112	115
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (h)		4,088	4,294
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (h)		3,177	3,327
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (h)		1,383	1,448
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (h)		379	396
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (h)		229	240
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (h)		401	402
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (h)		1,368	1,391
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (h)		7,916	8,133
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (h)		2,684	2,787
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (h)		1,347	1,388
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (h)		1,197	1,234
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (h)		1,088	1,125
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (h)		1,053	1,082
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (h)		854	877
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (h)		308	319
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (h)		260	270
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (h)		248	259
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (h)		3,859	4,011
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (h)		1,451	1,518
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (h)		1,212	1,270
Fannie Mae Pool #MA5467 4.00% 9/1/2054 (h)		1,162	1,103
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (h)		3,687	3,744
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (h)		2,297	2,345
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (h)		2,080	2,120
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (h)		1,072	1,088
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (h)		2,704	2,796
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (h)		372	382
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (h)		183	188
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (h)		11,790	12,256
Fannie Mae Pool #MA5494 4.00% 10/1/2054 (h)		2,115	2,008
Fannie Mae Pool #DC4862 4.00% 10/1/2054 (h)		494	470
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (h)		492	506
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (h)		114	117
Fannie Mae Pool #FS9439 3.50% 11/1/2054 (h)		905	839
Fannie Mae Pool #DC5642 4.00% 11/1/2054 (h)		1,665	1,585
Fannie Mae Pool #DB7429 4.00% 11/1/2054 (h)		1,059	1,006
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (h)		1,812	1,846
Fannie Mae Pool #DC6894 5.50% 11/1/2054 (h)		498	505
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)		285	289
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (h)		980	983
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (h)		83	83
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (h)		1,406	1,432

American Funds Insurance Series	102

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (h)	USD	23,968		$24,641
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (h)		2,749		2,824
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (h)		273		281
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (h)		822		780
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (h)		13,465		13,156
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (h)		1,773		1,779
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (h)		4,294		4,412
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (h)		2,640		2,712
Fannie Mae Pool #MA5635 3.50% 2/1/2055 (h)		—	(d)	—	(d)
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (h)		214		209
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (h)		1,673		1,698
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (h)		18,858		19,373
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (h)		1,500		1,424
Fannie Mae Pool #MB0304 4.00% 3/1/2055 (h)		910		864
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (h)		11,592		11,326
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (h)		6,556		6,736
Fannie Mae Pool #190445 6.50% 3/1/2055 (h)		40,481		42,078
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (h)		29,589		30,774
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (h)		4,987		4,735
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (h)		12,283		12,001
Fannie Mae Pool #DD6453 5.50% 4/1/2055 (h)		190		193
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (h)		8,403		8,634
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (h)		282		290
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (h)		277		285
Fannie Mae Pool #DD6102 4.00% 5/1/2055 (h)		414		393
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (h)		162		154
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (h)		16,971		17,438
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (h)		5,642		5,726
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (h)		2,388		2,454
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (h)		1,206		1,239
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (h)		957		984
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (h)		14,216		14,775
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (h)		9,839		10,233
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (h)		1,763		1,788
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (h)		2,066		2,123
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (h)		1,184		1,232
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (h)		2,000		1,854
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (h)		4,496		4,562
Fannie Mae Pool #BV6254 4.00% 10/1/2055 (h)		592		562
Fannie Mae Pool #MA5876 4.00% 11/1/2055 (h)		1,294		1,228
Fannie Mae Pool #DF3744 4.00% 11/1/2055 (h)		550		522
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (h)		447		424
Fannie Mae Pool #MA5942 4.00% 1/1/2056 (h)		442		419
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (h)		5,242		4,991
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (h)		9,003		8,883
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (h)		3,211		2,799
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (h)		8,932		7,368
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (h)		731		632
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (h)		3,094		2,816
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (h)		3,366		3,175
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (h)		18		19
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (h)		50		52
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (h)		23		21
Freddie Mac Pool #C91912 3.00% 2/1/2037 (h)		6,741		6,425
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (h)		173		163
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (h)		48		45
Freddie Mac Pool #G03978 5.00% 3/1/2038 (h)		282		290
Freddie Mac Pool #G04553 6.50% 9/1/2038 (h)		35		38
Freddie Mac Pool #G08347 4.50% 6/1/2039 (h)		41		42
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (h)		17,345		15,228

103	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #C03518 5.00% 9/1/2040 (h)	USD	398	$410
Freddie Mac Pool #Q05807 4.00% 1/1/2042 (h)		1,161	1,138
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (h)		776	760
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (h)		510	499
Freddie Mac Pool #760014 4.632% 8/1/2045 (h)(i)		135	135
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (h)		3,402	3,305
Freddie Mac Pool #G60344 4.00% 12/1/2045 (h)		3,205	3,122
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (h)		3,124	2,905
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (h)		169	168
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (h)		149	149
Freddie Mac Pool #760015 4.021% 1/1/2047 (h)(i)		320	315
Freddie Mac Pool #Q46021 3.50% 2/1/2047 (h)		1,036	979
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (h)		1,757	1,699
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (h)		1,496	1,489
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (h)		724	614
Freddie Mac Pool #SI2046 2.50% 8/1/2050 (h)		2,467	2,095
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (h)		279	249
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (h)		24,391	19,925
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (h)		14,020	11,609
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (h)		1,958	1,589
Freddie Mac Pool #QB7306 2.00% 1/1/2051 (h)		1,755	1,420
Freddie Mac Pool #QB8422 2.00% 2/1/2051 (h)		2,154	1,743
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (h)		56	47
Freddie Mac Pool #RA4542 2.50% 2/1/2051 (h)		23	20
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (h)		57	48
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (h)		25,274	20,734
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (h)		1,958	1,585
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (h)		51	41
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (h)		396	336
Freddie Mac Pool #SD0862 2.50% 6/1/2051 (h)		51	43
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (h)		640	542
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (h)		318	287
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (h)		764	622
Freddie Mac Pool #QC5527 2.50% 8/1/2051 (h)		857	725
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (h)		322	286
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (h)		7,934	6,858
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (h)		5,449	4,723
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (h)		1,377	1,166
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (h)		1,093	925
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (h)		46	39
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (h)		5,282	4,768
Freddie Mac Pool #QC6456 3.00% 9/1/2051 (h)		600	532
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (h)		93	83
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (h)		6,616	5,600
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (h)		298	252
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (h)		144	130
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (h)		3,564	2,888
Freddie Mac Pool #QD2256 3.00% 11/1/2051 (h)		781	693
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (h)		1,565	1,270
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (h)		16,714	14,149
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (h)		5,300	4,562
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (h)		2,929	2,485
Freddie Mac Pool #QD2923 2.50% 12/1/2051 (h)		153	130
Freddie Mac Pool #QD6009 2.00% 1/1/2052 (h)		206	166
Freddie Mac Pool #SD0838 2.00% 1/1/2052 (h)		74	60
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (h)		2,530	2,148
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (h)		1,888	1,631
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (h)		882	751
Freddie Mac Pool #SD0853 2.50% 1/1/2052 (h)		24	20
Freddie Mac Pool #QD5662 3.00% 1/1/2052 (h)		1,983	1,759

American Funds Insurance Series	104

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (h)	USD	269	$242
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (h)		4,236	3,429
Freddie Mac Pool #QD7414 2.00% 2/1/2052 (h)		1,623	1,315
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (h)		1,548	1,253
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (h)		829	671
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (h)		800	650
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (h)		512	436
Freddie Mac Pool #QD6848 2.50% 2/1/2052 (h)		66	56
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (h)		813	757
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (h)		7,311	5,925
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (h)		3,659	2,966
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (h)		2,808	2,279
Freddie Mac Pool #QD7772 2.00% 3/1/2052 (h)		1,702	1,378
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (h)		1,054	855
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (h)		823	667
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (h)		249	201
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (h)		54	44
Freddie Mac Pool #QD9460 2.50% 3/1/2052 (h)		775	659
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (h)		28	24
Freddie Mac Pool #QD7983 3.50% 3/1/2052 (h)		456	423
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (h)		2,852	2,314
Freddie Mac Pool #QD9950 2.00% 4/1/2052 (h)		1,682	1,362
Freddie Mac Pool #QD9791 2.00% 4/1/2052 (h)		1,527	1,237
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (h)		1,023	828
Freddie Mac Pool #QD9907 2.50% 4/1/2052 (h)		762	649
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (h)		577	490
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (h)		335	284
Freddie Mac Pool #RA7177 2.50% 4/1/2052 (h)		133	112
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (h)		107	91
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (h)		73	63
Freddie Mac Pool #QD9765 2.50% 4/1/2052 (h)		27	23
Freddie Mac Pool #QE0744 3.50% 4/1/2052 (h)		349	323
Freddie Mac Pool #QE1578 2.50% 5/1/2052 (h)		802	682
Freddie Mac Pool #QE2020 2.50% 5/1/2052 (h)		153	130
Freddie Mac Pool #QE2111 2.50% 5/1/2052 (h)		113	96
Freddie Mac Pool #QE3448 2.50% 5/1/2052 (h)		24	20
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (h)		28,843	25,619
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (h)		3,427	2,786
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (h)		14,498	12,856
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (h)		282	250
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (h)		1,748	1,669
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (h)		10,697	9,055
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (h)		2,478	2,102
Freddie Mac Pool #SD4815 2.50% 7/1/2052 (h)		336	285
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (h)		28,640	25,396
Freddie Mac Pool #QE8277 3.50% 7/1/2052 (h)		36	34
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (h)		1,110	994
Freddie Mac Pool #QE7976 4.50% 8/1/2052 (h)		34,523	34,040
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (h)		157	154
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (h)		839	713
Freddie Mac Pool #RA8252 2.50% 9/1/2052 (h)		712	607
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (h)		96	82
Freddie Mac Pool #QF0925 3.00% 9/1/2052 (h)		1,857	1,646
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (h)		687	674
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (h)		161	158
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (h)		101	99
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (h)		875	879
Freddie Mac Pool #QF2023 4.00% 10/1/2052 (h)		28	27
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (h)		997	978
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (h)		67	66

105	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (h)	USD	2,573	$2,523
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (h)		4,928	4,937
Freddie Mac Pool #QF5938 2.50% 1/1/2053 (h)		221	187
Freddie Mac Pool #SD8303 2.50% 1/1/2053 (h)		68	58
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (h)		11,528	11,302
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (h)		916	777
Freddie Mac Pool #SD8297 4.00% 2/1/2053 (h)		1,774	1,685
Freddie Mac Pool #RA8676 2.50% 3/1/2053 (h)		655	556
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (h)		2,159	2,061
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (h)		1,008	1,013
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (h)		9,888	9,394
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (h)		69	68
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (h)		9,024	9,040
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (h)		2,887	2,743
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (h)		3,457	3,462
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (h)		2,536	2,580
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (h)		531	556
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (h)		461	483
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (h)		437	462
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (h)		430	453
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (h)		301	318
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (h)		241	254
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (h)		147	153
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (h)		136	146
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (h)		844	717
Freddie Mac Pool #SD8356 3.00% 7/1/2053 (h)		1,684	1,492
Freddie Mac Pool #SD8353 4.00% 7/1/2053 (h)		7,856	7,462
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (h)		27	27
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (h)		7,840	7,977
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (h)		654	682
Freddie Mac Pool #SD8359 3.50% 8/1/2053 (h)		252	234
Freddie Mac Pool #QH1153 4.00% 9/1/2053 (h)		339	326
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (h)		24,494	24,916
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (h)		812	689
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (h)		99	84
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (h)		4,194	4,321
Freddie Mac Pool #SD8390 4.00% 11/1/2053 (h)		24	23
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (h)		83,473	83,578
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (h)		21,615	21,935
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (h)		670	698
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (h)		35	36
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (h)		42	44
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (h)		494	516
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (h)		264	275
Freddie Mac Pool #QI0231 5.00% 2/1/2054 (h)		38	38
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (h)		399	406
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (h)		10,952	11,261
Freddie Mac Pool #RJ1871 4.00% 3/1/2054 (h)		299	284
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (h)		10,736	10,901
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (h)		101	105
Freddie Mac Pool #QI3548 4.00% 4/1/2054 (h)		664	630
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (h)		1,452	1,484
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (h)		1,070	1,088
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (h)		343	357
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (h)		14,898	15,226
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (h)		7,316	7,436
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (h)		2,917	2,965
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (h)		484	504
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (h)		413	422
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (h)		1,550	1,604

American Funds Insurance Series	106

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (h)	USD	1,097	$1,141
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (h)		1,489	1,550
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (h)		454	479
Freddie Mac Pool #QI8825 5.00% 7/1/2054 (h)		1,882	1,880
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (h)		932	946
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (h)		705	719
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (h)		611	623
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (h)		5,767	5,925
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (h)		2,703	2,789
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (h)		614	633
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (h)		179	184
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (h)		9,848	10,237
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (h)		4,305	4,481
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (h)		1,824	1,910
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (h)		335	336
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (h)		238	238
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (h)		213	213
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (h)		5,901	6,000
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (h)		3,678	3,742
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (h)		3,436	3,499
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (h)		1,078	1,102
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (h)		618	630
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (h)		5,363	5,510
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (h)		2,685	2,796
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (h)		2,546	2,624
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (h)		1,659	1,715
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (h)		860	885
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (h)		208	214
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (h)		2,356	2,449
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (h)		1,562	1,635
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (h)		1,234	1,290
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (h)		678	708
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (h)		3,467	3,526
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (h)		2,735	2,799
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (h)		2,212	2,246
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (h)		2,189	2,226
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (h)		1,461	1,496
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (h)		1,324	1,348
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (h)		1,071	1,087
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (h)		5,690	5,867
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (h)		3,067	3,171
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (h)		2,911	3,030
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (h)		2,831	2,946
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (h)		1,661	1,712
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (h)		1,611	1,655
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (h)		1,050	1,097
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (h)		532	558
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (h)		340	354
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (h)		200	209
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (h)		99	103
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (h)		1,457	1,479
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (h)		2,016	1,981
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (h)		116	114
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (h)		5,046	5,041
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)		6,112	6,202
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (h)		5,252	5,339
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (h)		5,602	5,591
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (h)		3,365	3,378
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (h)		849	852
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (h)		277	278

107	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (h)	USD	3,023	$3,068
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (h)		1,208	1,231
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (h)		277	281
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (h)		4,043	4,103
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (h)		9,673	9,938
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (h)		1,671	1,717
Freddie Mac Pool #SD8503 4.00% 2/1/2055 (h)		3,031	2,878
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (h)		3,536	3,454
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (h)		165	168
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (h)		28,738	29,525
Freddie Mac Pool #SL0588 3.50% 3/1/2055 (h)		231	214
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (h)		987	1,002
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (h)		2,499	2,567
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (h)		13,606	14,143
Freddie Mac Pool #QY1239 4.00% 4/1/2055 (h)		1,683	1,597
Freddie Mac Pool #QX9668 4.00% 4/1/2055 (h)		470	446
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (h)		1,655	1,654
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (h)		4,818	4,951
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (h)		3,113	3,199
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (h)		84	86
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (h)		4,230	4,398
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (h)		3,077	3,122
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (h)(j)		61,437	63,132
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (h)		4,291	4,410
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (h)		664	682
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (h)		616	633
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (h)		190	195
Freddie Mac Pool #QY5967 4.00% 6/1/2055 (h)		1,558	1,479
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (h)		526	499
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (h)		75	76
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (h)		7,332	7,621
Freddie Mac Pool #RQ0024 4.00% 7/1/2055 (h)		331	314
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (h)		3,943	3,935
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (h)		4,154	4,214
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (h)(j)		90,173	92,616
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (h)		415	427
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (h)		1,072	1,115
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (h)		2,884	2,962
Freddie Mac Pool #RQ0049 5.50% 9/1/2055 (h)		297	301
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (h)		253	260
Freddie Mac Pool #RQ0061 4.00% 11/1/2055 (h)		1,706	1,619
Freddie Mac, Series T041, Class 3A, 4.449% 7/25/2032 (h)(i)		139	129
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (h)		10,192	10,682
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (h)		1,948	1,862
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (h)(i)		833	804
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (h)		3,860	3,666
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (h)(i)		3,708	3,540
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (h)(i)		737	674
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (h)		614	561
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (h)(i)		1,159	1,139
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (h)		1,582	1,425
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (h)		6,428	6,267
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (h)		3,766	3,548
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (h)		1,503	1,481
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (h)		2,920	2,874
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (h)		2,455	2,396
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (h)		1,831	1,742
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048 (h)		269	255
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (h)		241	239
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (h)		144	142

American Funds Insurance Series	108

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (h)	USD	6,356	$5,271
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (h)		63,574	52,712
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (h)		1,236	1,226
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051 (h)		344	342
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (h)		132	114
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (h)		18,684	16,136
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (h)		4,536	3,918
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (h)		17,043	15,345
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (h)		733	633
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (h)		12,969	11,676
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (h)		122	112
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052 (h)		771	669
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (h)		600	554
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (h)		9,110	8,671
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (h)		28,825	26,445
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052 (h)		2,027	1,753
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053 (h)		1,747	1,512
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (h)		2,799	2,742
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (h)		23,698	23,224
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (h)		5,029	4,780
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (h)		1,995	1,489
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (h)(k)		1,152	932
Uniform Mortgage-Backed Security 3.00% 1/1/2056 (h)(k)		4,130	3,654
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (h)(k)		1,189	1,099
Uniform Mortgage-Backed Security 4.00% 1/1/2056 (h)(k)		14,723	13,967
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (h)(k)		4,947	4,830
Uniform Mortgage-Backed Security 6.00% 1/1/2056 (h)(k)		29,825	30,627
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (h)(k)		9,035	9,391
Uniform Mortgage-Backed Security 2.00% 2/1/2056 (h)(k)		10,503	8,490
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (h)(k)		113,416	104,506
			2,549,588

Commercial mortgage-backed securities 0.76%
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (h)		1,400	1,376
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (h)		645	660
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (h)		5,368	5,651
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (h)(i)		857	914
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (h)		4,615	4,806
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (h)		1,380	1,446
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (h)(i)		4,062	4,274
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (h)(i)		1,914	2,003
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (h)		2,909	2,672
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (h)(i)		490	487
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (h)		3,006	3,120
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (h)(i)		1,792	1,930
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (h)(i)		1,828	1,896
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (h)		1,000	991
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (h)		2,960	2,679
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (h)(i)		750	754
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (h)		2,112	2,196
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (h)(i)		590	615
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (h)		618	637
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (h)(i)		1,750	1,776
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (h)		1,117	1,171
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (h)(i)		6,990	7,282
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (h)(i)		1,450	1,508
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (h)(i)		3,334	3,493

109	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.45% 12/15/2042 (f)(h)(i)	USD	3,083	$3,092
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 4.454% 9/15/2034 (f)(h)(i)		5,525	5,513
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.715% 11/15/2038 (f)(h)(i)		4,099	4,097
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.74% 1/17/2039 (f)(h)(i)		6,334	6,332
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.192% 4/15/2041 (f)(h)(i)		4,009	4,017
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (f)(h)(i)		11,410	11,577
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.442% 8/15/2041 (f)(h)(i)		7,395	7,419
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.641% 7/15/2041 (f)(h)(i)		1,153	1,156
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.091% 7/15/2041 (f)(h)(i)		1,414	1,420
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.392% 8/15/2041 (f)(h)(i)		5,162	5,161
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (f)(h)(i)		3,606	3,718
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (f)(h)		3,677	3,789
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (f)(h)(i)		5,942	6,067
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (f)(h)(i)		2,748	2,757
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (f)(h)		3,795	3,409
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.441% 5/15/2041 (f)(h)(i)		8,302	8,335
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/10/2038 (f)(h)(i)		1,214	1,215
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (h)		2,489	2,292
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (f)(h)(i)		2,059	2,064
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (f)(h)(i)		5,246	5,445
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (f)(h)(i)		10,151	10,533
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (f)(h)		1,522	1,378
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (f)(h)		578	523
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039 (f)(h)(i)		100	84
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.343% 11/15/2039 (f)(h)(i)		1,960	1,966
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (f)(h)		13,772	13,256
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.791% 4/15/2055 (h)(i)		370	349
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.274% 5/25/2055 (f)(h)(i)		577	580
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (f)(h)(i)		627	629
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, 5.25% 9/15/2042 (f)(h)(i)		1,543	1,548
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.142% 5/15/2039 (f)(h)(i)		3,964	3,963
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (f)(h)		2,194	1,964
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 4.595% 11/15/2038 (f)(h)(i)		4,033	4,032
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.75% 1/15/2039 (f)(h)(i)		10,709	10,712
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (f)(h)(i)		9,322	9,250
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (f)(h)(i)		345	349
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (h)(i)		1,620	1,553
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (h)		430	451
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.539% 11/15/2027 (f)(h)(i)		5,000	5,040
			211,372

Collateralized mortgage-backed obligations (privately originated) 0.25%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (f)(h)(l)		5,331	5,374
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (f)(h)(i)		563	510
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (f)(h)(l)		461	465
American Funds Insurance Series	110

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (f)(h)(i)	USD	5,105	$5,011
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (f)(h)(l)		1,487	1,483
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (f)(h)(l)		2,457	2,474
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (h)		104	106
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (f)(h)		6,393	6,198
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.024% 9/25/2042 (f)(h)(i)		180	181
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.124% 5/25/2044 (f)(h)(i)		3,385	3,399
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (f)(h)		3,062	2,999
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (f)(h)(i)		6,890	7,081
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034 (h)		180	180
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (f)(h)(l)		1,943	1,950
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (f)(h)(l)		2,073	2,101
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (f)(h)(l)		567	572
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (f)(h)(l)		4,261	4,237
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (f)(h)(l)		1,833	1,843
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (f)(h)		2,436	2,405
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (f)(h)		2,635	2,513
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.50% 10/17/2041 (f)(h)(i)		4,921	4,941
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.201% 2/17/2042 (f)(h)(i)		674	675
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (f)(h)		2,312	2,250
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (f)(h)(l)		1,048	1,056
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (f)(h)(l)		1,616	1,623
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (f)(h)(i)		1,754	1,757
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (f)(h)(l)		1,104	1,114
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (f)(h)(l)		492	494
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (f)(h)(l)		2,504	2,507
			67,499
Total mortgage-backed obligations			2,828,459

U.S. Treasury bonds & notes 8.24%
U.S. Treasury 8.20%
U.S. Treasury 0.50% 2/28/2026		42,515	42,299
U.S. Treasury 4.625% 2/28/2026		1,878	1,881
U.S. Treasury 3.625% 5/15/2026		1,071	1,071
U.S. Treasury 4.625% 6/30/2026		17,210	17,301
U.S. Treasury 4.125% 2/15/2027		1,258	1,266
U.S. Treasury 2.625% 5/31/2027		96,250	95,098
U.S. Treasury 0.50% 6/30/2027		28,098	26,887
U.S. Treasury 3.75% 6/30/2027		18,100	18,170
U.S. Treasury 4.125% 9/30/2027		90,000	90,969
U.S. Treasury 3.375% 11/30/2027		118	118
U.S. Treasury 4.00% 12/15/2027		40,000	40,391
U.S. Treasury 3.375% 12/31/2027		233,676	233,229
U.S. Treasury 4.00% 2/29/2028		46,200	46,687
U.S. Treasury 3.625% 3/31/2028		9	9
U.S. Treasury 3.50% 4/30/2028		5,600	5,599
U.S. Treasury 3.50% 12/15/2028		66,245	66,170
U.S. Treasury 4.00% 1/31/2029		8,844	8,958
U.S. Treasury 2.875% 4/30/2029		50,000	48,902
U.S. Treasury 4.25% 6/30/2029		28,885	29,502
U.S. Treasury 4.00% 3/31/2030		83,865	84,946
U.S. Treasury 0.625% 5/15/2030		9,358	8,214

111	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.875% 6/30/2030	USD	21,920	$22,087
U.S. Treasury 4.00% 7/31/2030		8,160	8,265
U.S. Treasury 4.875% 10/31/2030		35,491	37,293
U.S. Treasury 3.50% 11/30/2030		7,890	7,813
U.S. Treasury 3.625% 12/31/2030		426,135	424,188
U.S. Treasury 4.25% 6/30/2031		17,165	17,561
U.S. Treasury 2.875% 5/15/2032		50,000	47,164
U.S. Treasury 4.00% 6/30/2032		17,325	17,435
U.S. Treasury 4.125% 11/15/2032		648	656
U.S. Treasury 3.875% 12/31/2032		97,124	96,737
U.S. Treasury 3.50% 2/15/2033		27,034	26,284
U.S. Treasury 3.875% 8/15/2033 (j)		114,911	114,031
U.S. Treasury 4.375% 5/15/2034		14,285	14,611
U.S. Treasury 4.25% 11/15/2034		2,075	2,098
U.S. Treasury 4.00% 11/15/2035		126,327	124,610
U.S. Treasury 1.375% 11/15/2040		51,338	33,394
U.S. Treasury 1.75% 8/15/2041		24,960	16,877
U.S. Treasury 2.00% 11/15/2041		1,058	740
U.S. Treasury 4.625% 5/15/2044		14,927	14,680
U.S. Treasury 5.00% 5/15/2045		3,325	3,418
U.S. Treasury 4.625% 11/15/2045		100,612	98,443
U.S. Treasury 2.50% 2/15/2046		3,365	2,347
U.S. Treasury 3.00% 5/15/2047		8,383	6,305
U.S. Treasury 3.00% 2/15/2048		301	225
U.S. Treasury 2.25% 2/15/2052		72,025	43,815
U.S. Treasury 4.00% 11/15/2052		5,700	4,953
U.S. Treasury 3.625% 2/15/2053 (j)		121,025	98,188
U.S. Treasury 3.625% 5/15/2053		18,989	15,393
U.S. Treasury 4.25% 2/15/2054		17,191	15,578
U.S. Treasury 4.25% 8/15/2054		37,315	33,817
U.S. Treasury 4.625% 2/15/2055		6,175	5,961
U.S. Treasury 4.75% 8/15/2055		46,670	45,984
			2,268,618

U.S. Treasury inflation-protected securities 0.04%
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (m)		12,655	12,008
Total U.S. Treasury bonds & notes			2,280,626

Corporate bonds and notes 7.15%
Financials 1.38%
AerCap Ireland Capital DAC 2.45% 10/29/2026		4,890	4,825
AG Issuer, LLC 6.25% 3/1/2028 (f)		4,470	4,505
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (f)		1,940	1,936
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (f)		2,295	2,305
Ally Financial, Inc. 8.00% 11/1/2031		2,688	3,054
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (l)		2,407	2,630
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (l)		2,885	2,998
American International Group, Inc. 5.125% 3/27/2033		2,187	2,252
American International Group, Inc. 5.45% 5/7/2035		530	552
AmWINS Group, Inc. 4.875% 6/30/2029 (f)		1,348	1,327
Aon North America, Inc. 5.45% 3/1/2034		600	624
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (f)		2,415	2,520
Aretec Group, Inc. 7.50% 4/1/2029 (f)		1,250	1,261
Arthur J. Gallagher & Co. 5.15% 2/15/2035		3,194	3,229
Arthur J. Gallagher & Co. 5.55% 2/15/2055		567	545
Asurion, LLC 8.00% 12/31/2032 (f)		3,600	3,737
Athene Holding, Ltd. 6.625% 5/19/2055		770	785

American Funds Insurance Series	112

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (l)	USD	2,176	$2,066
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (l)		485	463
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (l)		5,533	5,776
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (l)		1,000	895
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (l)		4,064	4,185
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (l)		2,000	2,005
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (f)(l)		2,220	2,337
Berkshire Hathaway, Inc. 3.125% 3/15/2026		448	447
Blackstone Private Credit Fund 5.95% 7/16/2029		8,721	8,902
Blackstone Private Credit Fund 6.00% 11/22/2034		2,020	2,041
Block, Inc. 5.625% 8/15/2030 (f)		2,110	2,154
Block, Inc. 3.50% 6/1/2031		2,325	2,187
Blue Owl Credit Income Corp. 4.70% 2/8/2027		1,230	1,226
Blue Owl Credit Income Corp. 6.65% 3/15/2031		800	825
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (f)(l)		2,535	2,400
Boost Newco Borrower, LLC 7.50% 1/15/2031 (f)		1,150	1,223
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (f)(l)		8,155	8,527
Brown & Brown, Inc. 4.60% 12/23/2026		1,250	1,257
Brown & Brown, Inc. 5.25% 6/23/2032		358	367
Brown & Brown, Inc. 5.55% 6/23/2035		7,665	7,864
Brown & Brown, Inc. 6.25% 6/23/2055		5,952	6,197
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (f)(l)		938	975
Chubb INA Holdings, LLC 3.35% 5/3/2026		880	878
Chubb INA Holdings, LLC 5.00% 3/15/2034		4,623	4,731
Chubb INA Holdings, LLC 4.90% 8/15/2035		600	603
Chubb INA Holdings, LLC 4.35% 11/3/2045		400	350
Cipher Compute, LLC 7.125% 11/15/2030 (f)		1,845	1,881
Citibank, NA 4.914% 5/29/2030		4,825	4,965
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (l)		6,497	6,591
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (l)		2,242	2,301
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (l)		4,257	4,294
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (l)		53	49
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (l)		2,506	2,246
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (l)		1,299	1,361
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (l)		1,551	1,587
CME Group, Inc. 3.75% 6/15/2028		3,069	3,074
Coinbase Global, Inc. 3.375% 10/1/2028 (f)		6,514	6,211
Coinbase Global, Inc. 3.625% 10/1/2031 (f)		5,766	5,145
Corebridge Financial, Inc. 3.65% 4/5/2027		914	909
Corebridge Financial, Inc. 3.85% 4/5/2029		556	547
Corebridge Financial, Inc. 3.90% 4/5/2032		315	299
Corebridge Financial, Inc. 4.35% 4/5/2042		182	156
Corebridge Financial, Inc. 4.40% 4/5/2052		438	356
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (l)		6,650	6,542
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (l)		1,109	1,127
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (l)		2,016	2,111
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (l)		750	801
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (l)		300	286
Freedom Mortgage Holdings, LLC 6.875% 5/1/2031 (f)		3,600	3,604
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (l)		1,970	1,937
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (l)		3,584	3,529
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (l)		1,375	1,437
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (l)		2,184	2,214
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (l)		5,033	5,022
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (l)		1,443	1,433
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (l)		1,792	1,389
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (l)		937	858
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (l)		873	794
113	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Financials (continued)
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (l)	USD	15,084	$15,569
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (l)		809	855
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (l)		480	481
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (l)		537	589
HUB International, Ltd. 7.375% 1/31/2032 (f)		690	725
Intercontinental Exchange, Inc. 5.25% 6/15/2031		2,020	2,117
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (f)(l)		4,122	4,869
ION Platform Finance US, Inc. 9.50% 5/30/2029 (f)		560	568
ION Platform Finance US, Inc. 7.875% 9/30/2032 (f)		1,485	1,411
Jane Street Group, LLC 6.75% 5/1/2033 (f)		4,700	4,909
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (f)		330	347
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (l)		2,666	2,659
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (l)		1,066	1,077
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (l)		1,550	1,557
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (l)		3,351	3,395
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (l)		3,630	3,666
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (l)		4,250	4,478
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (l)		927	967
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (l)		4,261	4,322
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (l)		2,360	2,105
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (l)		1,081	1,116
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (l)		2,931	3,076
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (l)		1,222	1,207
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029		1,705	1,723
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031		7,000	7,184
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035		2,250	2,280
Marsh & McLennan Cos., Inc. 4.90% 3/15/2049		719	652
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051		920	586
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055		2,000	1,927
Mastercard, Inc. 4.35% 1/15/2032		551	554
Mastercard, Inc. 4.85% 3/9/2033		258	265
Metropolitan Life Global Funding I 5.15% 3/28/2033 (f)		1,600	1,647
Morgan Stanley 3.125% 7/27/2026		325	324
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (l)		2,013	2,053
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (l)		3,995	4,086
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (l)		1,547	1,597
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (l)		3,121	3,201
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (l)		875	903
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030) (l)		575	540
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (l)		410	423
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (l)		3,906	3,894
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (l)		6,468	6,413
Navient Corp. 6.75% 6/15/2026		150	152
Navient Corp. 5.50% 3/15/2029		11,105	11,032
Navient Corp. 11.50% 3/15/2031		4,860	5,447
Navient Corp. 7.875% 6/15/2032		1,095	1,147
New York Life Global Funding 2.35% 7/14/2026 (f)		529	525
New York Life Global Funding 4.55% 1/28/2033 (f)		1,132	1,129
Northwestern Mutual Global Funding 1.75% 1/11/2027 (f)		2,240	2,194
PayPal Holdings, Inc. 2.65% 10/1/2026		593	588
PayPal Holdings, Inc. 2.30% 6/1/2030		552	511
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (f)		1,375	1,436
Planet Financial Group, LLC 10.50% 12/15/2029 (f)		221	233
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (l)		1,720	1,723
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (l)		442	455
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (l)		596	622
Power Finance Corp., Ltd. 5.25% 8/10/2028		383	392
Power Finance Corp., Ltd. 6.15% 12/6/2028		350	368
American Funds Insurance Series	114

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Power Finance Corp., Ltd. 4.50% 6/18/2029	USD	554	$554
Power Finance Corp., Ltd. 3.95% 4/23/2030		1,213	1,183
Prudential Financial, Inc. 4.35% 2/25/2050		1,976	1,644
Prudential Financial, Inc. 3.70% 3/13/2051		677	507
Rocket Companies, Inc. 7.125% 2/1/2032 (f)		1,230	1,295
Rocket Mortgage, LLC 2.875% 10/15/2026 (f)		2,110	2,081
Rocket Mortgage, LLC 3.625% 3/1/2029 (f)		1,505	1,455
SLM Corp. 6.50% 1/31/2030		1,460	1,513
Starwood Property Trust, Inc. 4.375% 1/15/2027 (f)		3,580	3,560
Starwood Property Trust, Inc. 5.25% 10/15/2028 (f)		4,650	4,701
Starwood Property Trust, Inc. 7.25% 4/1/2029 (f)		970	1,026
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (f)(l)		1,000	1,008
Travelers Cos., Inc. 4.00% 5/30/2047		771	629
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (l)		2,000	2,004
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (l)		1,677	1,809
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (l)		506	520
U.S. Bancorp 2.375% 7/22/2026		3,584	3,558
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (l)		3,808	3,959
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (f)(l)		800	796
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (f)(l)		3,575	3,699
UniCredit SpA 4.625% 4/12/2027 (f)		625	629
Voyager Parent, LLC 9.25% 7/1/2032 (f)		5,950	6,317
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (l)		6,295	6,426
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (l)		358	350
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (l)		6,474	6,842
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (l)		3,360	3,721
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (l)		2,980	2,701
Westpac Banking Corp. 2.963% 11/16/2040		1,344	1,025
WEX, Inc. 6.50% 3/15/2033 (f)		1,025	1,053
			381,858

Communication services 1.00%
Alphabet, Inc. 4.375% 11/15/2032		177	178
Alphabet, Inc. 4.70% 11/15/2035		4,643	4,646
Alphabet, Inc. 5.25% 5/15/2055		4,660	4,467
Alphabet, Inc. 5.45% 11/15/2055		7,155	7,024
Alphabet, Inc. 5.30% 5/15/2065		1,654	1,557
Altice France 6.50% 4/15/2032 (f)		3,440	3,300
AT&T, Inc. 3.50% 9/15/2053		5,140	3,442
CCO Holdings, LLC 5.125% 5/1/2027 (f)		3,200	3,197
CCO Holdings, LLC 4.75% 3/1/2030 (f)		1,350	1,290
CCO Holdings, LLC 4.75% 2/1/2032 (f)		3,115	2,849
CCO Holdings, LLC 4.50% 5/1/2032		7,189	6,457
CCO Holdings, LLC 4.50% 6/1/2033 (f)		2,085	1,828
CCO Holdings, LLC 4.25% 1/15/2034 (f)		3,260	2,775
Charter Communications Operating, LLC 4.40% 4/1/2033		1,000	942
Charter Communications Operating, LLC 4.80% 3/1/2050		4,823	3,627
Charter Communications Operating, LLC 3.70% 4/1/2051		5,493	3,471
Charter Communications Operating, LLC 3.90% 6/1/2052		11,863	7,667
Charter Communications Operating, LLC 5.25% 4/1/2053		4,965	3,933
Charter Communications Operating, LLC 6.70% 12/1/2055		1,048	1,006
Comcast Corp. 2.35% 1/15/2027		57	56
Connect Finco SARL 9.00% 9/15/2029 (f)		8,125	8,629
CSC Holdings, LLC 5.50% 4/15/2027 (f)		1,400	1,201
DIRECTV Financing, LLC 5.875% 8/15/2027 (f)		2,352	2,367
115	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
DIRECTV Financing, LLC 8.875% 2/1/2030 (f)	USD	2,825	$2,862
Discovery Communications, LLC 4.125% 5/15/2029		1,100	1,064
DISH Network Corp. 11.75% 11/15/2027 (f)		10,154	10,574
EchoStar Corp. 10.75% 11/30/2029		6,925	7,663
EchoStar Corp. 6.75% Cash 11/30/2030 (g)		3,759	3,855
Embarq, LLC 7.995% 6/1/2036		8,084	3,355
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (f)		6,550	6,604
Frontier Communications Holdings, LLC 5.875% 11/1/2029		5,591	5,663
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (f)		3,196	3,253
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (f)		1,100	1,150
Gray Media, Inc. 10.50% 7/15/2029 (f)		6,574	7,081
Gray Media, Inc. 4.75% 10/15/2030 (f)		1,656	1,286
Gray Media, Inc. 5.375% 11/15/2031 (f)		4,790	3,596
Gray Media, Inc. 9.625% 7/15/2032 (f)		495	514
Ligado Networks, LLC 17.50% PIK 11/1/2023 (f)(g)(n)		7,520	1,918
Lindblad Expeditions, LLC 7.00% 9/15/2030 (f)		815	851
Meta Platforms, Inc. 4.60% 11/15/2032		10,688	10,777
Meta Platforms, Inc. 4.875% 11/15/2035		11,777	11,766
Meta Platforms, Inc. 5.50% 11/15/2045		3,092	3,004
Meta Platforms, Inc. 5.40% 8/15/2054		7,084	6,596
Meta Platforms, Inc. 5.625% 11/15/2055		4,890	4,697
Meta Platforms, Inc. 5.75% 11/15/2065		3,180	3,036
Nexstar Media, Inc. 5.625% 7/15/2027 (f)		1,875	1,886
Nexstar Media, Inc. 4.75% 11/1/2028 (f)		2,950	2,930
SBA Tower Trust 1.631% 11/15/2026 (f)		7,802	7,635
Sinclair Television Group, Inc. 8.125% 2/15/2033 (f)		1,375	1,437
Sirius XM Radio, LLC 4.00% 7/15/2028 (f)		6,650	6,509
Sirius XM Radio, LLC 4.125% 7/1/2030 (f)		7,282	6,931
Sirius XM Radio, LLC 3.875% 9/1/2031 (f)		7,547	6,955
Take-Two Interactive Software, Inc. 4.00% 4/14/2032		2,185	2,120
T-Mobile USA, Inc. 1.50% 2/15/2026		52	52
T-Mobile USA, Inc. 2.05% 2/15/2028		34	33
T-Mobile USA, Inc. 4.95% 3/15/2028		1,918	1,955
T-Mobile USA, Inc. 4.80% 7/15/2028		416	424
T-Mobile USA, Inc. 5.30% 5/15/2035		3,347	3,433
T-Mobile USA, Inc. 4.95% 11/15/2035		833	828
Univision Communications, Inc. 8.00% 8/15/2028 (f)		300	311
Univision Communications, Inc. 4.50% 5/1/2029 (f)		6,234	5,993
Univision Communications, Inc. 7.375% 6/30/2030 (f)		1,216	1,240
Univision Communications, Inc. 9.375% 8/1/2032 (f)		1,375	1,479
Verizon Communications, Inc. 2.55% 3/21/2031		410	375
Verizon Communications, Inc. 2.355% 3/15/2032		4,078	3,595
Verizon Communications, Inc. 4.75% 1/15/2033		3,196	3,194
Verizon Communications, Inc. 5.05% 5/9/2033		1,946	1,997
Verizon Communications, Inc. 5.25% 4/2/2035		5,810	5,907
Verizon Communications, Inc. 5.00% 1/15/2036		6,873	6,817
Verizon Communications, Inc. 5.401% 7/2/2037 (f)		181	183
Verizon Communications, Inc. 2.85% 9/3/2041		238	172
Verizon Communications, Inc. 5.75% 11/30/2045		1,493	1,483
Verizon Communications, Inc. 5.875% 11/30/2055		2,781	2,750
Verizon Communications, Inc. 2.987% 10/30/2056		1,537	916
Verizon Communications, Inc. 6.00% 11/30/2065		1,681	1,661
Versant Media Group, Inc. 7.25% 1/30/2031 (f)		1,445	1,492
WarnerMedia Holdings, Inc. 3.755% 3/15/2027		2,163	2,152
WarnerMedia Holdings,Inc. 4.054% 3/15/2029		825	803
WarnerMedia Holdings, Inc. 4.279% 3/15/2032		6,050	5,318
WarnerMedia Holdings, Inc. 5.05% 3/15/2042		9,640	6,808
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		1,425	942
			275,790

American Funds Insurance Series	116

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Consumer discretionary 0.91%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	USD	501	$455
Alibaba Group Holding, Ltd. 4.50% 11/28/2034		766	757
Alibaba Group Holding, Ltd. 4.00% 12/6/2037		200	184
Amazon.com, Inc. 4.10% 11/20/2030		1,700	1,702
Amazon.com, Inc. 4.65% 11/20/2035		7,700	7,672
Amazon.com, Inc. 5.45% 11/20/2055		6,392	6,243
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (f)		2,115	2,081
Beach Acquisition Bidco, LLC 10.75% PIK or 10.00% Cash 7/15/2033 (f)(g)		7,125	7,871
Carnival Corp. 4.00% 8/1/2028 (f)		2,375	2,341
Carnival Corp. 5.125% 5/1/2029 (f)		1,500	1,517
Carnival Corp. 6.125% 2/15/2033 (f)		1,270	1,312
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (f)		6,570	6,672
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (f)		604	616
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (f)		1,350	1,285
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (f)		3,281	3,370
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (f)		8,140	8,387
Flutter Treasury DAC 5.875% 6/4/2031 (f)		5,937	6,023
Flutter Treasury DAC 6.125% 6/4/2031	GBP	1,700	2,312
Ford Motor Credit Co., LLC 6.798% 11/7/2028	USD	2,111	2,215
Ford Motor Credit Co., LLC 5.80% 3/8/2029		3,385	3,460
Ford Motor Credit Co., LLC 5.875% 11/7/2029		6,830	7,014
Ford Motor Credit Co., LLC 5.73% 9/5/2030		6,818	6,926
Ford Motor Credit Co., LLC 6.532% 3/19/2032		4,600	4,813
Ford Motor Credit Co., LLC 7.122% 11/7/2033		1,425	1,531
Ford Motor Credit Co., LLC 6.125% 3/8/2034		10,930	11,111
Ford Motor Credit Co., LLC 6.50% 2/7/2035		4,800	4,975
Ford Motor Credit Co., LLC 5.869% 10/31/2035		16,021	15,829
General Motors Financial Co., Inc. 5.35% 1/7/2030		10,705	11,058
General Motors Financial Co., Inc. 5.90% 1/7/2035		5,417	5,651
Great Canadian Gaming Corp. 8.75% 11/15/2029 (f)		3,525	3,563
Group 1 Automotive, Inc. 6.375% 1/15/2030 (f)		1,385	1,428
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (f)		1,885	1,806
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (f)		3,580	3,480
Home Depot, Inc. 1.50% 9/15/2028		3,000	2,832
Home Depot, Inc. 3.90% 12/6/2028		825	828
Home Depot, Inc. 2.95% 6/15/2029		1,174	1,136
Home Depot, Inc. 1.875% 9/15/2031		3,000	2,646
Home Depot, Inc. 4.50% 12/6/2048		428	370
Home Depot, Inc. 5.30% 6/25/2054		3,000	2,872
Hyatt Hotels Corp. 5.05% 3/30/2028		3,726	3,796
Hyatt Hotels Corp. 5.75% 3/30/2032		3,520	3,690
Hyundai Capital America 1.50% 6/15/2026 (f)		762	753
Hyundai Capital America 5.45% 6/24/2026 (f)		3,905	3,929
Hyundai Capital America 4.875% 6/23/2027 (f)		1,334	1,349
Hyundai Capital America 5.275% 6/24/2027 (f)		6,273	6,381
Hyundai Capital America 2.375% 10/15/2027 (f)		2,311	2,244
Hyundai Capital America 4.90% 6/23/2028 (f)		4,992	5,071
Hyundai Capital America 2.10% 9/15/2028 (f)		2,756	2,608
Hyundai Capital America 5.30% 1/8/2030 (f)		10,081	10,392
Hyundai Capital America 5.10% 6/24/2030 (f)		4,980	5,098
Hyundai Capital America 5.40% 1/8/2031 (f)		991	1,024
International Game Technology PLC 5.25% 1/15/2029 (f)		2,445	2,448
KB Home 7.25% 7/15/2030		1,295	1,339
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (f)		440	434
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (f)		1,025	1,085
Lithia Motors, Inc. 3.875% 6/1/2029 (f)		2,900	2,806
Lithia Motors, Inc. 4.375% 1/15/2031 (f)		1,025	986
Marriott International, Inc. 4.90% 4/15/2029		1,207	1,236
Marriott International, Inc. 2.75% 10/15/2033		2,500	2,188
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (f)		528	505

117	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
McDonald’s Corp. 4.60% 9/9/2032	USD	642	$654
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (f)		1,710	1,711
Newell Brands, Inc. 8.50% 6/1/2028 (f)		715	751
Newell Brands, Inc. 6.625% 9/15/2029		1,850	1,846
Newell Brands, Inc. 6.375% 5/15/2030		535	523
Newell Brands, Inc. 6.625% 5/15/2032		385	374
Newell Brands, Inc. 7.375% 4/1/2036		1,025	964
Newell Brands, Inc. 7.50% 4/1/2046		475	397
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (f)		320	313
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (f)		1,940	2,037
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (f)		1,600	1,701
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (f)		1,220	1,297
Party City Holdings, Inc. 0% 8/27/2030 (c)		1,355	27
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (f)		910	917
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (f)		1,030	1,059
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036		6,767	6,798
Sally Holdings, LLC 6.75% 3/1/2032		920	962
Sands China, Ltd. 2.30% 3/8/2027		1,859	1,817
Scientific Games Holdings, LP 6.625% 3/1/2030 (f)		530	471
Starbucks Corp. 5.00% 2/15/2034		1,457	1,489
Starbucks Corp. 5.40% 5/15/2035		2,997	3,118
Toyota Motor Credit Corp. 0.80% 1/9/2026		384	384
Toyota Motor Credit Corp. 1.90% 1/13/2027		2,240	2,199
Travel + Leisure Co. 4.50% 12/1/2029 (f)		2,100	2,057
Universal Entertainment Corp. 9.875% 8/1/2029 (f)		1,475	1,449
			251,021

Health care 0.80%
1261229 B.C., Ltd. 10.00% 4/15/2032 (f)		5,606	5,834
AbbVie, Inc. 5.20% 3/15/2035		3,056	3,166
AbbVie, Inc. 5.40% 3/15/2054		4,085	3,975
AbbVie, Inc. 5.60% 3/15/2055		2,261	2,268
AdaptHealth, LLC 6.125% 8/1/2028 (f)		545	551
AdaptHealth, LLC 4.625% 8/1/2029 (f)		1,990	1,937
AdaptHealth, LLC 5.125% 3/1/2030 (f)		945	926
Amgen, Inc. 5.25% 3/2/2030		129	134
Amgen, Inc. 5.25% 3/2/2033		4,050	4,194
Amgen, Inc. 5.60% 3/2/2043		1,500	1,510
Amgen, Inc. 5.65% 3/2/2053		2,464	2,414
Amgen, Inc. 4.40% 2/22/2062		1,521	1,190
Amgen, Inc. 5.75% 3/2/2063		231	226
AstraZeneca Finance, LLC 1.75% 5/28/2028		1,677	1,603
AstraZeneca Finance, LLC 4.90% 2/26/2031		1,658	1,717
AstraZeneca Finance, LLC 2.25% 5/28/2031		665	606
AstraZeneca Finance, LLC 5.00% 2/26/2034		3,181	3,293
Bausch Health Americas, Inc. 8.50% 1/31/2027 (f)		4,000	3,964
Bausch Health Cos., Inc. 4.875% 6/1/2028 (f)		1,236	1,107
Bausch Health Cos.,Inc. 11.00% 9/30/2028 (f)		620	643
Bausch Health Cos., Inc. 5.25% 2/15/2031 (f)		1,000	656
Baxter International, Inc. 1.915% 2/1/2027		2,061	2,012
Baxter International, Inc. 2.272% 12/1/2028		3,180	3,003
Baxter International, Inc. 4.45% 2/15/2029		259	260
Baxter International, Inc. 4.90% 12/15/2030		941	949
Baxter International, Inc. 5.65% 12/15/2035		682	690
Bayer US Finance, LLC 6.125% 11/21/2026 (f)		5,419	5,498
Bayer US Finance, LLC 6.25% 1/21/2029 (f)		3,092	3,254
Bristol-Myers Squibb Co. 5.10% 2/22/2031		187	195
Bristol-Myers Squibb Co. 5.20% 2/22/2034		825	858

American Funds Insurance Series	118

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Health care (continued)
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (f)	USD	1,750	$1,756
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (f)		257	281
Cigna Group (The) 5.25% 1/15/2036		7,390	7,528
Cigna Group (The) 6.00% 1/15/2056		4,957	5,101
CVS Health Corp. 5.00% 1/30/2029		3,831	3,913
CVS Health Corp. 5.40% 6/1/2029		4,144	4,294
CVS Health Corp. 5.55% 6/1/2031		3,039	3,182
CVS Health Corp. 5.70% 6/1/2034		4,053	4,249
CVS Health Corp. 6.20% 9/15/2055		4,630	4,704
DaVita, Inc. 3.75% 2/15/2031 (f)		2,865	2,653
DaVita, Inc. 6.875% 9/1/2032 (f)		810	844
DaVita, Inc. 6.75% 7/15/2033 (f)		1,600	1,660
Elevance Health, Inc. 5.20% 2/15/2035		610	624
Elevance Health, Inc. 5.125% 2/15/2053		308	279
Elevance Health, Inc. 5.70% 9/15/2055		7,000	6,863
Eli Lilly and Co. 5.10% 2/12/2035		8,075	8,351
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (f)		2,200	2,328
GE HealthCare Technologies, Inc. 4.80% 8/14/2029		1,522	1,556
Gilead Sciences, Inc. 5.25% 10/15/2033		2,642	2,777
Gilead Sciences, Inc. 5.10% 6/15/2035		500	513
Humana, Inc. 5.375% 4/15/2031		2,862	2,960
Humana, Inc. 5.55% 5/1/2035		6,289	6,424
Humana, Inc. 5.75% 4/15/2054		1,359	1,284
Insulet Corp. 6.50% 4/1/2033 (f)		2,885	3,018
Medline Borrower, LP 6.25% 4/1/2029 (f)		2,050	2,122
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028		1,983	1,998
Molina Healthcare, Inc. 4.375% 6/15/2028 (f)		545	536
Novant Health, Inc. 3.168% 11/1/2051		3,360	2,246
Novartis Capital Corp. 2.00% 2/14/2027		570	560
Owens & Minor, Inc. 4.50% 3/31/2029 (f)		6,269	4,260
Owens & Minor, Inc. 6.625% 4/1/2030 (f)		2,300	1,470
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		1,000	947
Radiology Partners, Inc. 8.50% 7/15/2032 (f)		4,445	4,649
Roche Holdings, Inc. 4.203% 9/9/2029 (f)		3,450	3,476
Roche Holdings, Inc. 4.592% 9/9/2034 (f)		2,244	2,240
Summa Health 3.511% 11/15/2051		1,483	1,200
Takeda U.S. Financing, Inc. 5.20% 7/7/2035		8,987	9,158
Takeda U.S. Financing, Inc. 5.90% 7/7/2055		656	664
Tenet Healthcare Corp. 4.625% 6/15/2028		645	649
Tenet Healthcare Corp. 4.25% 6/1/2029		1,975	1,947
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		5,360	5,310
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		11,995	12,140
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031		2,000	2,305
UnitedHealth Group, Inc. 4.95% 1/15/2032		5,863	6,012
UnitedHealth Group, Inc. 5.15% 7/15/2034		3,650	3,740
UnitedHealth Group, Inc. 5.30% 6/15/2035		5,621	5,822
UnitedHealth Group, Inc. 5.625% 7/15/2054		5,400	5,303
UnitedHealth Group, Inc. 5.95% 6/15/2055		4,549	4,674
Viatris, Inc. 4.00% 6/22/2050		2,937	1,957
			221,160

Information technology 0.67%
Accenture Capital, Inc. 4.25% 10/4/2031		4,734	4,740
Accenture Capital, Inc. 4.50% 10/4/2034		4,453	4,393
Amphenol Corp. 3.90% 11/15/2028		1,500	1,499
Amphenol Corp. 4.40% 2/15/2033		743	735
Amphenol Corp. 4.625% 2/15/2036		12,046	11,806
Amphenol Corp. 5.30% 11/15/2055		5,758	5,505

119	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
ams-OSRAM AG 12.25% 3/30/2029 (f)	USD	1,340	$1,430
Analog Devices, Inc. 5.05% 4/1/2034		1,148	1,187
Analog Devices, Inc. 5.30% 4/1/2054		1,579	1,521
Broadcom, Inc. 5.20% 7/15/2035		190	195
Broadcom,Inc. 3.137% 11/15/2035 (f)		600	517
Broadcom, Inc. 4.90% 2/15/2038		6,167	6,049
Cisco Systems, Inc. 5.10% 2/24/2035		8,669	8,911
Cloud Software Group, Inc. 6.50% 3/31/2029 (f)		4,125	4,182
Cloud Software Group, Inc. 9.00% 9/30/2029 (f)		3,750	3,908
Cloud Software Group, Inc. 8.25% 6/30/2032 (f)		2,975	3,111
CommScope Technologies, LLC 5.00% 3/15/2027 (f)		5,703	5,694
CommScope, LLC 8.25% 3/1/2027 (f)		1,527	1,540
CommScope, LLC 7.125% 7/1/2028 (f)		1,973	1,985
CommScope, LLC 9.50% 12/15/2031 (f)		325	329
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (f)		7,575	8,080
Fair Isaac Corp. 4.00% 6/15/2028 (f)		1,050	1,039
Fair Isaac Corp. 6.00% 5/15/2033 (f)		3,925	4,044
Gen Digital, Inc. 6.25% 4/1/2033 (f)		1,375	1,424
Hughes Satellite Systems Corp. 5.25% 8/1/2026		12,971	12,405
Hughes Satellite Systems Corp. 6.625% 8/1/2026		9,228	8,437
Intel Corp. 3.05% 8/12/2051		3,212	1,977
Intel Corp. 5.60% 2/21/2054		6,636	6,131
Microchip Technology, Inc. 5.05% 3/15/2029		2,688	2,744
NCR Atleos Corp. 9.50% 4/1/2029 (f)		4,144	4,500
Oracle Corp. 5.25% 2/3/2032		493	493
Oracle Corp. 5.50% 8/3/2035		647	634
Oracle Corp. 5.20% 9/26/2035		7,845	7,519
Oracle Corp. 5.875% 9/26/2045		280	253
Oracle Corp. 6.00% 8/3/2055		4,451	3,929
Oracle Corp. 5.95% 9/26/2055		4,112	3,646
Oracle Corp. 6.10% 9/26/2065		3,733	3,295
Pagaya US Holding Co., LLC 8.875% 8/1/2030 (f)		3,700	3,231
Roper Technologies, Inc. 5.10% 9/15/2035		357	360
Shift4 Payments, LLC 6.75% 8/15/2032 (f)		2,400	2,479
Synopsys, Inc. 5.15% 4/1/2035		4,181	4,251
Synopsys, Inc. 5.70% 4/1/2055		2,521	2,503
Texas Instruments, Inc. 4.60% 2/8/2029		2,222	2,271
Texas Instruments, Inc. 4.85% 2/8/2034		1,203	1,234
Texas Instruments, Inc. 5.10% 5/23/2035		4,500	4,642
Texas Instruments, Inc. 5.15% 2/8/2054		4,750	4,495
UKG, Inc. 6.875% 2/1/2031 (f)		950	977
Unisys Corp. 10.625% 1/15/2031 (f)		1,228	1,259
Viasat, Inc. 5.625% 4/15/2027 (f)		6,733	6,748
Viasat, Inc. 6.50% 7/15/2028 (f)		1,900	1,849
Viasat, Inc. 7.50% 5/30/2031 (f)		3,626	3,452
Wolfspeed,Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (e)(g)		945	1,030
WULF Compute, LLC 7.75% 10/15/2030 (f)		2,770	2,856
X.AI Corp. 12.50% 6/30/2030		2,485	2,651
			186,075

Energy 0.54%
Antero Midstream Partners, LP 5.375% 6/15/2029 (f)		2,390	2,392
Antero Midstream Partners, LP 6.625% 2/1/2032 (f)		175	181
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (f)		1,270	1,278
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (f)		510	529
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (f)		430	445
Borr IHC, Ltd. 10.00% 11/15/2028 (f)		2,960	2,979
Borr IHC, Ltd. 10.375% 11/15/2030 (f)		203	203

American Funds Insurance Series	120

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	USD	1,397	$1,235
Chord Energy Corp. 6.75% 3/15/2033 (f)		1,325	1,371
Civitas Resources, Inc. 5.00% 10/15/2026 (f)		480	480
Civitas Resources, Inc. 8.375% 7/1/2028 (f)		2,780	2,868
Civitas Resources, Inc. 8.625% 11/1/2030 (f)		525	551
Civitas Resources, Inc. 8.75% 7/1/2031 (f)		735	763
CNX Midstream Partners, LP 4.75% 4/15/2030 (f)		1,055	1,028
CNX Resources Corp. 6.00% 1/15/2029 (f)		2,675	2,696
CNX Resources Corp. 7.375% 1/15/2031 (f)		553	575
CNX Resources Corp. 7.25% 3/1/2032 (f)		1,180	1,233
Constellation Oil Services Holding SA 9.375% 11/7/2029 (f)		2,320	2,415
Crescent Energy Finance, LLC 7.625% 4/1/2032 (f)		1,510	1,465
Crescent Energy Finance, LLC 7.375% 1/15/2033 (f)		1,210	1,149
Devon Energy Corp. 5.20% 9/15/2034		1,933	1,925
Devon Energy Corp. 5.75% 9/15/2054		7,476	6,874
Diamondback Energy, Inc. 5.75% 4/18/2054		2,481	2,347
Enbridge, Inc. 3.70% 7/15/2027		56	56
Enterprise Products Operating, LLC 5.05% 1/10/2026		3,153	3,153
Enterprise Products Operating, LLC 5.20% 1/15/2036		987	1,005
Enterprise Products Operating, LLC 4.90% 5/15/2046		448	406
EOG Resources, Inc. 4.40% 7/15/2028		410	415
EOG Resources, Inc. 5.65% 12/1/2054		3,079	3,014
EQT Corp. 7.50% 6/1/2030		642	707
EQT Corp. 4.75% 1/15/2031		1,635	1,646
Equinor ASA 4.25% 11/23/2041		1,792	1,593
Expand Energy Corp. 4.875% 4/15/2022 (n)		7,225	1
Expand Energy Corp. 5.875% 2/1/2029 (f)		790	790
Expand Energy Corp. 5.375% 3/15/2030		1,645	1,668
Expand Energy Corp. 4.75% 2/1/2032		810	799
Exxon Mobil Corp. 2.44% 8/16/2029		213	204
Exxon Mobil Corp. 3.452% 4/15/2051		555	399
Genesis Energy, LP 7.75% 2/1/2028		350	352
Genesis Energy, LP 8.25% 1/15/2029		670	702
Genesis Energy, LP 8.875% 4/15/2030		884	934
Genesis Energy, LP 7.875% 5/15/2032		1,120	1,168
Harvest Midstream I, LP 7.50% 9/1/2028 (f)		420	427
Harvest Midstream I, LP 7.50% 5/15/2032 (f)		190	198
Hess Midstream Operations, LP 5.875% 3/1/2028 (f)		750	767
Hess Midstream Operations, LP 5.125% 6/15/2028 (f)		1,655	1,663
Hess Midstream Operations, LP 4.25% 2/15/2030 (f)		960	942
Hess Midstream Operations, LP 5.50% 10/15/2030 (f)		400	407
Hilcorp Energy I, LP 6.00% 4/15/2030 (f)		465	454
Hilcorp Energy I, LP 6.00% 2/1/2031 (f)		540	515
Hilcorp Energy I, LP 8.375% 11/1/2033 (f)		475	487
Matador Resources Co. 6.50% 4/15/2032 (f)		1,325	1,345
MPLX, LP 4.125% 3/1/2027		448	448
MPLX, LP 5.40% 9/15/2035		1,329	1,339
Nabors Industries, Inc. 9.125% 1/31/2030 (f)		1,745	1,831
New Fortress Energy, Inc. 6.50% 9/30/2026 (f)		1,375	106
NFE Financing, LLC 12.00% 11/15/2029 (f)(n)		20,423	5,923
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (f)		300	303
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (f)		725	706
Occidental Petroleum Corp. 6.60% 3/15/2046		2,268	2,353
Occidental Petroleum Corp. 6.05% 10/1/2054		6,482	6,203
Permian Resources Operating, LLC 9.875% 7/15/2031 (f)		586	632
Permian Resources Operating, LLC 7.00% 1/15/2032 (f)		1,020	1,067
Permian Resources Operating, LLC 6.25% 2/1/2033 (f)		800	821
Petrobras Global Finance BV 5.125% 9/10/2030		5,550	5,446
Petroleos Mexicanos 6.84% 1/23/2030		1,925	1,956
Petroleos Mexicanos 5.95% 1/28/2031		1,925	1,864

121	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Petroleos Mexicanos 6.50% 6/2/2041	USD	41	$36
Petroleos Mexicanos 6.375% 1/23/2045		16	13
Petroleos Mexicanos 6.75% 9/21/2047		139	114
Petroleos Mexicanos 6.35% 2/12/2048		23	18
Petroleos Mexicanos 7.69% 1/23/2050		2,548	2,285
Petroleos Mexicanos 6.95% 1/28/2060		163	133
Plains All American Pipeline, LP 3.80% 9/15/2030		101	98
Saudi Arabian Oil Co. 5.75% 7/17/2054 (f)		3,799	3,711
Seadrill Finance, Ltd. 8.375% 8/1/2030 (f)		625	650
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029		1,668	1,693
Sunoco, LP 5.875% 7/15/2027 (f)		1,550	1,559
Sunoco, LP 7.00% 9/15/2028 (f)		1,475	1,527
Sunoco, LP 4.50% 5/15/2029		925	909
Sunoco, LP 4.50% 4/30/2030		1,105	1,080
Sunoco, LP 4.625% 5/1/2030 (f)		510	496
Sunoco, LP 5.625% 3/15/2031 (f)		550	554
Sunoco, LP 6.25% 7/1/2033 (f)		530	543
Sunoco, LP 5.875% 3/15/2034 (f)		580	580
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (f)(l)		1,470	1,511
Talos Production, Inc. 9.00% 2/1/2029 (f)		500	521
Talos Production, Inc. 9.375% 2/1/2031 (f)		85	89
TGS ASA 8.50% 1/15/2030 (f)		1,235	1,294
Tidewater, Inc. 9.125% 7/15/2030 (f)		445	478
TotalEnergies Capital SA 5.275% 9/10/2054		3,750	3,527
TransCanada Pipelines, Ltd. 4.25% 5/15/2028		977	979
TransCanada Pipelines, Ltd. 4.10% 4/15/2030		536	530
Transocean International, Ltd. 7.875% 10/15/2032 (f)		1,125	1,180
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (f)		358	366
Transocean, Inc. 8.50% 5/15/2031 (f)		2,000	1,982
Valero Energy Corp. 4.00% 4/1/2029		3,584	3,558
Venture Global LNG, Inc. 8.125% 6/1/2028 (f)		3,625	3,674
Venture Global LNG, Inc. 8.375% 6/1/2031 (f)		3,680	3,662
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (f)(l)		2,000	1,581
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (f)		925	942
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (f)		5,730	5,872
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (f)		2,035	2,085
Weatherford International, Ltd. 8.625% 4/30/2030 (f)		3,298	3,383
Weatherford International, Ltd. 6.75% 10/15/2033 (f)		3,030	3,105
			150,515

Industrials 0.49%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026 (f)		167	168
Albion Financing 1 SARL 7.00% 5/21/2030 (f)		3,525	3,693
Axon Enterprise, Inc. 6.125% 3/15/2030 (f)		5,175	5,355
Axon Enterprise, Inc. 6.25% 3/15/2033 (f)		5,835	6,095
BAE Systems PLC 5.125% 3/26/2029 (f)		3,403	3,502
BAE Systems PLC 5.25% 3/26/2031 (f)		2,663	2,769
BAE Systems PLC 5.30% 3/26/2034 (f)		2,772	2,872
BAE Systems PLC 5.50% 3/26/2054 (f)		599	603
Boeing Co. (The) 3.10% 5/1/2026		251	250
Boeing Co. (The) 3.25% 2/1/2028		2,000	1,968
Boeing Co. (The) 5.15% 5/1/2030		945	971
Boeing Co. (The) 3.625% 2/1/2031		178	171
Boeing Co. (The) 6.388% 5/1/2031		227	246
Boeing Co. (The) 3.60% 5/1/2034		2,500	2,276
Boeing Co. (The) 6.528% 5/1/2034		6,029	6,672

American Funds Insurance Series	122

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Boeing Co. (The) 5.805% 5/1/2050	USD	3,605	$3,551
Boeing Co. (The) 6.858% 5/1/2054		2,113	2,375
Boeing Co. (The) 7.008% 5/1/2064		1,301	1,484
Brink’s Co. (The) 4.625% 10/15/2027 (f)		2,385	2,386
Brink’s Co. (The) 6.50% 6/15/2029 (f)		485	502
Brink’s Co. (The) 6.75% 6/15/2032 (f)		850	890
Canadian Pacific Railway Co. 1.75% 12/2/2026		1,385	1,358
Canadian Pacific Railway Co. 5.20% 3/30/2035		2,705	2,786
Canadian Pacific Railway Co. 3.00% 12/2/2041		209	157
Canadian Pacific Railway Co. 3.10% 12/2/2051		653	434
Carpenter Technology Corp. 5.625% 3/1/2034 (f)		1,795	1,825
Chart Industries, Inc. 7.50% 1/1/2030 (f)		1,347	1,406
CSX Corp. 4.25% 3/15/2029		1,062	1,072
CSX Corp. 5.05% 6/15/2035		6,111	6,218
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (f)		1,540	1,545
General Electric Co. 4.90% 1/29/2036		1,627	1,653
Herc Holdings, Inc. 7.00% 6/15/2030 (f)		1,510	1,590
Herc Holdings, Inc. 7.25% 6/15/2033 (f)		505	536
Icahn Enterprises, LP 4.375% 2/1/2029		2,500	2,166
L3Harris Technologies, Inc. 5.40% 7/31/2033		4,059	4,229
Lockheed Martin Corp. 5.70% 11/15/2054		1,657	1,675
Norfolk Southern Corp. 4.45% 3/1/2033		1,515	1,511
Norfolk Southern Corp. 5.10% 5/1/2035		2,842	2,912
Norfolk Southern Corp. 3.05% 5/15/2050		2,746	1,813
Norfolk Southern Corp. 5.35% 8/1/2054		4,136	3,954
Northrop Grumman Corp. 3.25% 1/15/2028		3,132	3,093
OneSky Flight, LLC 8.875% 12/15/2029 (f)		1,125	1,205
Otis Worldwide Corp. 2.293% 4/5/2027		1,913	1,875
Paychex, Inc. 5.60% 4/15/2035		427	447
QXO Building Products, Inc. 6.75% 4/30/2032 (f)		1,455	1,521
Reworld Holding Corp. 4.875% 12/1/2029 (f)		1,035	996
RTX Corp. 5.15% 2/27/2033		2,669	2,758
RTX Corp. 5.375% 2/27/2053		3,950	3,816
Science Applications International Corp. 5.875% 11/1/2033 (f)		480	487
Siemens Funding BV 5.80% 5/28/2055 (f)		6,288	6,588
Siemens Funding BV 5.90% 5/28/2065 (f)		5,581	5,861
Standard Building Solutions, Inc. 6.25% 8/1/2033 (f)		2,480	2,535
Texas Combined Tirz I, LLC 0% 12/7/2062 (c)(f)		393	393
TransDigm, Inc. 6.625% 3/1/2032 (f)		1,485	1,547
TransDigm, Inc. 6.25% 1/31/2034 (f)		4,100	4,257
TransDigm, Inc. 6.75% 1/31/2034 (f)		2,625	2,736
Union Pacific Corp. 2.40% 2/5/2030		2,163	2,026
Union Pacific Corp. 5.10% 2/20/2035		2,865	2,958
Union Pacific Corp. 3.50% 2/14/2053		42	30
Union Pacific Corp. 5.60% 12/1/2054		2,614	2,609
Union Pacific Corp. 3.839% 3/20/2060		546	395
Union Pacific Corp. 3.799% 4/6/2071		545	375
			136,147

Consumer staples 0.37%
7-Eleven, Inc. 0.95% 2/10/2026 (f)		739	736
Albertsons Cos.,Inc. 4.875% 2/15/2030 (f)		1,000	993
Albertsons Cos., Inc. 5.50% 3/31/2031 (f)		2,960	2,995
Albertsons Cos., Inc. 5.75% 3/31/2034 (f)		2,750	2,765
B&G Foods, Inc. 5.25% 9/15/2027		2,090	2,049
B&G Foods, Inc. 8.00% 9/15/2028 (f)		2,010	1,980
BAT Capital Corp. 6.343% 8/2/2030		124	134
BAT Capital Corp. 4.625% 3/22/2033		2,026	2,015

123	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
BAT Capital Corp. 6.421% 8/2/2033	USD	134	$148
BAT Capital Corp. 5.625% 8/15/2035		631	658
BAT Capital Corp. 4.54% 8/15/2047		627	521
BAT Capital Corp. 6.25% 8/15/2055		6,250	6,482
Campbell’s Co. (The) 4.75% 3/23/2035		952	920
Coca-Cola Co. 1.00% 3/15/2028		842	795
Constellation Brands, Inc. 3.60% 2/15/2028		560	555
Constellation Brands, Inc. 2.25% 8/1/2031		1,333	1,183
Coty, Inc. 5.60% 1/15/2031 (f)		507	512
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (f)		400	420
Imperial Brands Finance PLC 4.50% 6/30/2028 (f)		1,400	1,412
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)		2,250	2,314
Imperial Brands Finance PLC 6.375% 7/1/2055 (f)		2,101	2,148
J. M. Smucker Co. (The) 5.90% 11/15/2028		2,385	2,500
J. M. Smucker Co. (The) 6.20% 11/15/2033		1,554	1,685
J. M. Smucker Co. (The) 6.50% 11/15/2043		229	246
J. M. Smucker Co. (The) 6.50% 11/15/2053		806	873
Mars, Inc. 4.80% 3/1/2030 (f)		3,408	3,483
Mars, Inc. 5.00% 3/1/2032 (f)		1,855	1,913
Mars, Inc. 5.20% 3/1/2035 (f)		385	396
Mars, Inc. 5.70% 5/1/2055 (f)		6,678	6,657
Mondelez International, Inc. 5.125% 5/6/2035		2,176	2,227
Philip Morris International, Inc. 5.125% 11/17/2027		319	326
Philip Morris International, Inc. 4.875% 2/15/2028		623	635
Philip Morris International, Inc. 4.625% 11/1/2029		703	716
Philip Morris International, Inc. 5.625% 11/17/2029		154	162
Philip Morris International, Inc. 5.125% 2/15/2030		433	448
Philip Morris International, Inc. 5.125% 2/13/2031		2,275	2,359
Philip Morris International, Inc. 4.75% 11/1/2031		6,194	6,328
Philip Morris International, Inc. 4.25% 10/29/2032		770	758
Philip Morris International, Inc. 4.90% 11/1/2034		6,755	6,812
Philip Morris International, Inc. 4.875% 4/30/2035		6,407	6,431
Philip Morris International, Inc. 4.625% 10/29/2035		5,859	5,735
Post Holdings, Inc. 4.625% 4/15/2030 (f)		2,886	2,813
Post Holdings, Inc. 6.25% 2/15/2032 (f)		13,279	13,660
Prestige Brands, Inc. 3.75% 4/1/2031 (f)		1,115	1,045
Reynolds American, Inc. 5.85% 8/15/2045		2,030	2,004
			101,947

Real estate 0.35%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026		282	282
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028		1,093	1,089
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029		1,738	1,632
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031		1,183	1,107
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033		3,670	3,011
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049		367	311
American Tower Corp. 1.45% 9/15/2026		246	242
American Tower Corp. 3.55% 7/15/2027		1,277	1,268
American Tower Corp. 3.60% 1/15/2028		896	888
American Tower Corp. 1.50% 1/31/2028		2,240	2,128
American Tower Corp. 2.30% 9/15/2031		1,344	1,194
American Tower Corp. 2.95% 1/15/2051		1,792	1,146
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (f)		3,040	2,955
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (f)		1,975	1,975
Boston Properties, LP 6.50% 1/15/2034		2,223	2,395
Boston Properties, LP 5.75% 1/15/2035		3,143	3,234
Extra Space Storage, LP 2.35% 3/15/2032		1,241	1,087
Howard Hughes Corp. (The) 5.375% 8/1/2028 (f)		1,705	1,713

American Funds Insurance Series	124

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Howard Hughes Corp. (The) 4.125% 2/1/2029 (f)	USD	2,855	$2,777
Howard Hughes Corp. (The) 4.375% 2/1/2031 (f)		3,900	3,716
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		2,152	1,883
Iron Mountain, Inc. 5.25% 7/15/2030 (f)		3,785	3,742
Iron Mountain, Inc. 4.50% 2/15/2031 (f)		2,650	2,528
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030		1,884	1,929
MPT Operating Partnership, LP 5.00% 10/15/2027		5,137	4,979
MPT Operating Partnership, LP 4.625% 8/1/2029		630	528
MPT Operating Partnership, LP 8.50% 2/15/2032 (f)		3,968	4,240
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (f)		2,280	2,228
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (f)		1,000	1,030
Piedmont Operating Partnership, LP 5.625% 1/15/2033		101	102
Prologis, LP 4.875% 6/15/2028		1,357	1,390
Prologis, LP 4.75% 6/15/2033		2,359	2,383
Prologis, LP 5.00% 3/15/2034		1,850	1,887
Prologis, LP 5.00% 1/31/2035		1,033	1,048
Public Storage Operating Co. 1.85% 5/1/2028		2,231	2,131
Public Storage Operating Co. 1.95% 11/9/2028		1,816	1,721
Public Storage Operating Co. 2.30% 5/1/2031		644	583
Scentre Group Trust 1 3.75% 3/23/2027 (f)		2,178	2,169
Service Properties Trust 0% 9/30/2027 (f)		1,000	905
Service Properties Trust 5.50% 12/15/2027		655	647
Service Properties Trust 3.95% 1/15/2028		1,815	1,715
Service Properties Trust 8.375% 6/15/2029		4,228	4,254
Service Properties Trust 4.95% 10/1/2029		2,715	2,368
Service Properties Trust 4.375% 2/15/2030		705	598
Service Properties Trust 8.625% 11/15/2031 (f)		6,775	7,130
Service Properties Trust 8.875% 6/15/2032		4,628	4,569
Sun Communities Operating, LP 2.30% 11/1/2028		1,653	1,574
Sun Communities Operating, LP 2.70% 7/15/2031		785	714
Trust 2401 7.70% 1/23/2032 (f)		396	438
Trust Fibra Uno 7.70% 1/23/2032 (f)		789	865
UDR, Inc. 2.95% 9/1/2026		681	677
			97,105

Materials 0.33%
Avient Corp. 7.125% 8/1/2030 (f)		855	884
Avient Corp. 6.25% 11/1/2031 (f)		170	175
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055		2,648	2,703
Celanese US Holdings, LLC 6.665% 7/15/2027		1,996	2,059
Celanese US Holdings, LLC 7.05% 11/15/2030		2,501	2,637
Celanese US Holdings, LLC 7.00% 2/15/2031		705	722
Celanese US Holdings, LLC 7.20% 11/15/2033		1,618	1,711
Century Aluminum Co. 6.875% 8/1/2032 (f)		1,300	1,341
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (f)		3,625	3,573
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (f)		1,650	1,710
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (f)		2,275	2,342
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (f)		775	747
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (f)		2,000	2,111
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (f)		2,695	2,766
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (f)		900	941
Consolidated Energy Finance SA 12.00% 2/15/2031 (f)		1,480	1,048
Dow Chemical Co. (The) 4.80% 1/15/2031		1,290	1,283
Dow Chemical Co. (The) 5.35% 3/15/2035		1,735	1,720
Dow Chemical Co. (The) 5.65% 3/15/2036		920	917
Dow Chemical Co. (The) 4.80% 5/15/2049		435	343
Dow Chemical Co. (The) 3.60% 11/15/2050		1,057	683
Dow Chemical Co. (The) 5.95% 3/15/2055		4,720	4,299

125	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Materials (continued)
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (f)	USD	5,370	$5,661
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (f)(g)(l)		2,659	1,516
FXI Holdings, Inc. 11.00% 11/15/2030 (f)		4,548	4,093
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (f)		1,406	1,350
JH North America Holdings, Inc. 5.875% 1/31/2031 (f)		1,700	1,738
JH North America Holdings, Inc. 6.125% 7/31/2032 (f)		1,335	1,371
Linde, Inc. 1.10% 8/10/2030		2,633	2,314
LYB International Finance III, LLC 5.50% 3/1/2034		778	770
LYB International Finance III, LLC 6.15% 5/15/2035		560	574
LYB International Finance III, LLC 5.875% 1/15/2036		5,842	5,817
Minera Mexico, SA de CV, 5.625% 2/12/2032 (f)		6,734	6,976
Mineral Resources, Ltd. 9.25% 10/1/2028 (f)		945	993
Mineral Resources, Ltd. 8.50% 5/1/2030 (f)		1,525	1,587
Mosaic Co. 4.05% 11/15/2027		941	941
NOVA Chemicals Corp. 4.25% 5/15/2029 (f)		1,270	1,243
NOVA Chemicals Corp. 9.00% 2/15/2030 (f)		3,775	4,036
NOVA Chemicals Corp. 7.00% 12/1/2031 (f)		1,130	1,207
Quikrete Holdings, Inc. 6.75% 3/1/2033 (f)		1,050	1,097
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035		1,339	1,380
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055		3,244	3,312
Sherwin-Williams Co. 5.15% 8/15/2035		473	482
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (f)		1,290	1,302
Synergy Infrastructure Holdings, LLC 7.875% 12/1/2030 (f)		1,110	1,154
Veritiv Operating Co. 10.50% 11/30/2030 (f)		640	689
Warrior Met Coal, Inc. 7.875% 12/1/2028 (f)		2,212	2,265
Westlake Corp. 4.375% 11/15/2047		448	348
			90,931

Utilities 0.31%
Calpine Corp. 3.75% 3/1/2031 (f)		1,975	1,910
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (l)		1,375	1,415
Commonwealth Edison Co. 4.35% 11/15/2045		972	827
Commonwealth Edison Co. 3.85% 3/15/2052		2,330	1,755
Connecticut Light and Power Co. (The) 4.95% 8/15/2034		1,837	1,856
Consumers Energy Co. 5.05% 5/15/2035		525	534
Duke Energy Florida, LLC 4.85% 12/1/2035		2,725	2,714
Duke Energy Indiana, LLC 3.25% 10/1/2049		850	582
Duke Energy Progress, LLC 3.70% 10/15/2046		457	350
Duke Energy Progress, LLC 2.50% 8/15/2050		202	118
Duke Energy Progress, LLC 2.90% 8/15/2051		91	58
Edison International 4.125% 3/15/2028		1,225	1,212
Edison International 5.25% 11/15/2028		1,537	1,558
Edison International 5.45% 6/15/2029		1,419	1,446
Edison International 6.95% 11/15/2029		2,280	2,430
Edison International 6.25% 3/15/2030		3,493	3,655
Edison International 5.25% 3/15/2032		6,672	6,680
Electricite de France SA 6.25% 5/23/2033 (f)		1,075	1,165
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (f)(l)		1,475	1,721
Emera US Finance, LP 3.55% 6/15/2026		287	286
Enel Finance International NV 5.00% 9/30/2035 (f)		1,280	1,275
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (l)		1,000	1,041
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (f)		605	585
Florida Power & Light Co. 4.70% 2/15/2036		1,525	1,511
Florida Power & Light Co. 5.60% 2/15/2066		100	99
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (f)		1,000	1,036

American Funds Insurance Series	126

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
MidAmerican Energy Co. 5.85% 9/15/2054	USD	875	$904
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027		700	709
Northern States Power Co. 5.40% 3/15/2054		175	171
Pacific Gas and Electric Co. 2.10% 8/1/2027		125	121
Pacific Gas and Electric Co. 3.00% 6/15/2028		450	437
Pacific Gas and Electric Co. 6.40% 6/15/2033		192	207
Pacific Gas and Electric Co. 6.95% 3/15/2034		4,588	5,106
Pacific Gas and Electric Co. 5.70% 3/1/2035		5,359	5,513
Pacific Gas and Electric Co. 6.00% 8/15/2035		4,962	5,219
Pacific Gas and Electric Co. 3.30% 8/1/2040		90	68
Pacific Gas and Electric Co. 4.95% 7/1/2050		2,744	2,322
Pacific Gas and Electric Co. 3.50% 8/1/2050		206	139
PacifiCorp 5.30% 2/15/2031		1,258	1,296
PacifiCorp 5.45% 2/15/2034		796	808
PacifiCorp 5.35% 12/1/2053		3,298	2,900
PacifiCorp 5.80% 1/15/2055		575	537
Public Service Electric and Gas Co. 3.60% 12/1/2047		548	413
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (f)		2,689	2,685
Southern California Edison Co. 2.85% 8/1/2029		3,988	3,783
Southern California Edison Co. 2.50% 6/1/2031		260	233
Southern California Edison Co. 5.45% 6/1/2031		2,240	2,319
Southern California Edison Co. 5.20% 6/1/2034		2,260	2,273
Southern California Edison Co. 5.75% 4/1/2035		605	625
Southern California Edison Co. 5.35% 7/15/2035		2,688	2,707
Southern California Edison Co. 4.50% 9/1/2040		452	396
Southern California Edison Co. 3.65% 2/1/2050		693	485
Southern California Edison Co. 2.95% 2/1/2051		128	78
Talen Energy Supply, LLC 8.625% 6/1/2030 (f)		400	424
Virginia Electric & Power 2.40% 3/30/2032		2,307	2,055
Wisconsin Electric Power Co. 4.15% 10/15/2030		2,000	2,000
Xcel Energy,Inc. 5.60% 4/15/2035		23	24
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (f)		1,150	1,209
			85,985
Total corporate bonds and notes			1,978,534

Asset-backed obligations 1.91%
Auto loan 0.84%
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (f)(h)		76	76
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (f)(h)		1,131	1,133
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (f)(h)		232	233
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (f)(h)		3,332	3,365
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (f)(h)		1,005	1,011
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (f)(h)		6,748	6,735
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (f)(h)		46	46
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (f)(h)		10,410	10,290
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (f)(h)		29,013	29,532
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(h)		4,960	5,164
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (f)(h)		2,074	2,096
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (h)		52	52
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (h)		950	952
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (h)		856	858
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (h)		1,679	1,687
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (h)		48	48
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (h)		8,604	8,712
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (h)		193	193
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (f)(h)		359	360
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027 (f)(h)		174	174
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (f)(h)		5,309	5,362

127	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (f)(h)	USD	4,257	$4,308
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028 (f)(h)		161	161
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (f)(h)		1,025	1,030
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (f)(h)		317	318
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (f)(h)		1,744	1,750
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (f)(h)		136	136
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (f)(h)		458	460
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (h)		249	249
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (h)		930	932
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (f)(h)		5,998	6,205
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (f)(h)(i)		13,442	13,799
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (f)(h)		3,235	3,263
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (h)		7,319	7,350
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (f)(h)		364	365
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (f)(h)		667	669
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (f)(h)		623	628
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (f)(h)		8,654	9,090
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (f)(h)		6,768	6,887
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (h)		1,762	1,774
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (f)(h)		4,391	4,291
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (f)(h)		4,445	4,423
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (f)(h)		4,585	4,807
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (f)(h)		9,236	9,064
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(h)		685	672
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (f)(h)		429	421
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (f)(h)		4,771	4,875
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (f)(h)		1,448	1,467
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (f)(h)		1,610	1,609
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (h)		238	239
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (h)		3,179	3,207
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (f)(h)		3,632	3,636
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (f)(h)		448	449
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (f)(h)		249	250
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (f)(h)		954	958
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (f)(h)		504	509
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (h)		117	117
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (h)		2,889	2,899
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (h)		5,062	5,111
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (h)		4,123	4,134
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (f)(h)		695	696
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (f)(h)		1,037	1,042
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (f)(h)		498	499
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (f)(h)		1,713	1,725
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (f)(h)		401	402
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (f)(h)		2,966	2,987
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (f)(h)		6,503	6,475
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (h)		2,960	2,977
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (h)		1,822	1,851
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (f)(h)		864	866
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (f)(h)		156	156
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (f)(h)		3,372	3,379
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (f)(h)		376	377
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (f)(h)		2,142	2,149
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (f)(h)		1,052	1,055
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (f)(h)		2,001	2,005
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (f)(h)		6,520	6,550
American Funds Insurance Series	128

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (f)(h)	USD	1,973	$1,995
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (h)		285	285
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (h)		4,143	4,165
			232,227

Other asset-backed securities 0.81%
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (f)(h)		10,457	10,487
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (f)(h)		1,923	1,931
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (f)(h)		2,962	2,967
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (f)(h)		109	109
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (f)(h)		2,934	2,944
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (f)(h)		1,870	1,878
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (f)(h)		6,878	6,906
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (f)(h)		3,772	3,802
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (f)(h)		58	58
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (f)(h)		826	793
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (f)(h)		3,998	3,794
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (f)(h)		36	36
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (f)(h)		4,526	4,605
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(h)		5,080	4,316
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (f)(h)		1,686	1,426
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (f)(h)		5,962	4,846
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (f)(h)		872	824
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (f)(h)		3,301	3,119
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (f)(h)		689	652
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (f)(h)		940	876
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (h)		680	681
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (h)		2,518	2,540
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (f)(h)		320	320
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (f)(h)		192	180
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (f)(h)		2,350	2,386
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (f)(h)		862	868
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (f)(h)		388	373
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (f)(h)		175	167
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (f)(h)		4,277	4,314
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (f)(h)		6,241	6,258
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (f)(h)		1,344	1,319
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(h)		5,750	5,527
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (f)(h)		7,403	7,120
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (f)(h)		2,510	2,351
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (f)(h)		3,708	3,495
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (f)(h)		293	274
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (f)(h)		2,453	2,483
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (h)		2,894	2,920
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (f)(h)		118	119
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (f)(h)		4,586	4,385
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (f)(h)		26,263	22,003
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (f)(h)		677	680
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (f)(h)		1,069	1,076
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (f)(h)		5,298	5,323
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (h)		2,442	2,380
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (f)(h)		418	420
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.45% 9/15/2039 (f)(h)(i)		496	502
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (f)(h)		682	698
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (f)(h)		2,586	2,470
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (f)(h)		1,636	1,602
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (f)(h)		1,440	1,420
129	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (f)(h)	USD	843	$823
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (f)(h)		691	674
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (f)(h)		5,226	5,217
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (f)(h)		6,170	6,132
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (f)(h)		1,132	1,106
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (h)		2,840	2,864
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (h)		4,155	4,229
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (h)		5,377	5,406
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (f)(h)		1,069	1,025
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (f)(h)		497	472
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (f)(h)		664	626
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (f)(h)		1,924	1,825
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (f)(h)		1,947	1,959
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (f)(h)		5,582	5,617
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (f)(h)		7,083	6,693
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (f)(h)		1,277	1,189
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (f)(h)		1,660	1,670
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (f)(h)		623	626
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (f)(h)		941	960
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (h)(l)		6,704	6,706
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (h)		9,409	9,597
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (h)(l)		1,462	1,470
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (f)(h)		8,048	8,195
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (h)		4,253	4,268
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032 (f)(h)		934	964
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (f)(h)		1,879	1,883
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (f)(h)		389	391
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (f)(h)		137	137
			225,747

Credit card 0.14%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (f)(h)		8,500	8,521
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (f)(h)		4,100	4,115
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (f)(h)		2,715	2,733
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (h)		4,171	4,182
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (h)		4,558	4,652
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (h)		3,970	4,050
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (f)(h)		2,043	2,049
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (f)(h)		404	406
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (h)		7,030	7,058
			37,766

Student loan 0.08%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (f)(h)		2,480	2,510
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (f)(h)		2,485	2,281
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (f)(h)		3,240	2,947
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (f)(h)		4,222	3,968
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (f)(h)		2,626	2,485
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (f)(h)		4,441	4,213
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 4.595% 1/15/2053 (f)(h)(i)		3,493	3,462
			21,866

Collateralized loan obligations 0.04%
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.985%
7/15/2036 (f)(h)(i)		3,240	3,246

American Funds Insurance Series	130

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.09% 7/25/2030 (f)(h)(i)	USD	321	$322
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 4.905% 1/15/2033 (f)(h)(i)		3,469	3,470
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.955% 4/15/2034 (f)(h)(i)		3,229	3,231
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (f)(h)(i)		1,285	1,286
			11,555
Total asset-backed obligations			529,161

Bonds & notes of governments & government agencies outside the U.S. 0.32%
Mexico 0.16%
Eagle Funding LuxCo SARL 5.50% 8/17/2030		18,285	18,648
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)		10,645	10,856
United Mexican States 4.75% 4/27/2032		2,305	2,249
United Mexican States 5.375% 3/22/2033		1,295	1,288
United Mexican States 3.50% 2/12/2034		1,790	1,552
United Mexican States 6.875% 5/13/2037		2,720	2,909
United Mexican States 6.625% 1/29/2038		200	209
United Mexican States 7.375% 5/13/2055		4,235	4,573
United Mexican States 3.771% 5/24/2061		1,528	946
			43,230

Canada 0.07%
CPPIB Capital, Inc. 2.75% 11/2/2027 (f)		5,914	5,824
OMERS Finance Trust 3.50% 4/19/2032 (f)		3,867	3,719
OMERS Finance Trust 4.00% 4/19/2052 (f)		3,867	2,980
Ontario (Province of) 3.90% 9/4/2030		8,228	8,238
			20,761

Kuwait 0.04%
Kuwait (State of) 4.652% 10/9/2035 (f)		11,750	11,764

Peru 0.02%
Peru (Republic of) 1.862% 12/1/2032		2,525	2,091
Peru (Republic of) 5.875% 8/8/2054		2,310	2,294
Peru (Republic of) 2.78% 12/1/2060		3,383	1,845
			6,230

Panama 0.02%
Panama (Republic of) 7.50% 3/1/2031		1,765	1,961
Panama (Republic of) 2.252% 9/29/2032		4,306	3,568
			5,529

Qatar 0.01%
Qatar (State of) 4.00% 3/14/2029 (f)		745	748
Qatar (State of) 4.817% 3/14/2049 (f)		750	708
			1,456
Total bonds & notes of governments & government agencies outside the U.S.			88,970

131	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Loans 0.15%
Communication services 0.05%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.216% 9/27/2029 (i)(o)	USD	2,344	$2,344
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 8.75% 4/15/2027 (i)(o)		967	847
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.123% 6/4/2029 (i)(o)		22	22
Ligado Networks, LLC, Term Loan, 17.50% PIK 5/5/2028 (c)(g)(o)		2,157	2,157
Peroton Corp., Term Loan B, (3-month USD CME Term SOFR + 7.85%) 11.672% 2/1/2029 (i)(o)		2,285	1,812
Versant Media Group, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.537% 10/23/2030 (i)(o)		1,280	1,283
X Corp., Term Loan B3, 9.50% 10/26/2029 (o)		2,675	2,671
X Corp., Term Loan B, (USD-SOFR + 6.75%) 10.448% 10/26/2029 (i)(o)		2,762	2,718
			13,854

Information technology 0.04%
CommScope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 12/17/2029 (i)(o)		485	487
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 11/22/2032 (i)(o)		225	227
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (e)(i)(o)		724	729
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.688% 7/30/2032 (i)(o)		2,180	2,138
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.716% 3/20/2032 (i)(o)		1,737	1,740
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.716% 3/20/2033 (i)(o)		900	882
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.331% 3/2/2029 (i)(o)		4,031	4,026
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.348% 5/30/2030 (i)(o)		105	104
			10,333

Financials 0.03%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (c)(f)(i)(o)		4,566	4,532
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 5/6/2032 (i)(o)		2,190	2,223
Denali Intermediate Holdings, Inc., Term Loan, (1-month CME Term SOFR + 5.50%) 9.227% 8/26/2032 (i)(o)		2,036	2,064
			8,819

Health care 0.01%
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.466% 4/23/2031 (i)(o)		2,543	2,527

Consumer discretionary 0.01%
Aimbridge Acquisition Co.,Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.35%
3/11/2030 (c)(i)(o)		127	127
Aimbridge Acquisition Co.,Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and
5.573% Cash 3/11/2030 (c)(g)(i)(o)		120	120
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.422% 7/1/2032 (i)(o)		2,109	2,113
			2,360

Materials 0.01%
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.00% PIK 7/16/2026 (c)(g)(i)(n)(o)		797	252
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (c)(g)(i)(n)(o)		802	254
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (c)(g)(i)(n)(o)		1,319	418
			924

Industrials 0.00%
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.69% 2/1/2028 (i)(o)		982	914
Total loans			39,731

American Funds Insurance Series	132

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals 0.08%
Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	USD	4,781	$4,639
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030		4,808	4,426
			9,065

Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		3,224	3,312

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		4,930	4,480

Puerto Rico 0.00%
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051		418	274

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		5,735	5,696
Total municipals			22,827
Total bonds, notes & other debt instruments (cost: $7,832,741,000)			7,768,308

Investment funds 3.06%		Shares
Capital Group Central Corporate Bond Fund (p)		99,619,082	846,762
Total investment funds (cost: $864,770,000)			846,762

Short-term securities 3.70%
Money market investments 3.63%
Capital Group Central Cash Fund 3.79% (p)(q)		10,047,098	1,004,810

Money market investments purchased with collateral from securities on loan 0.07%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (q)(r)		18,905,590	18,905
Total short-term securities (cost: $1,023,511,000)			1,023,715
Total investment securities 100.26% (cost: $19,813,803,000)			27,745,931
Other assets less liabilities (0.26)%			(70,891)
Net assets 100.00%			$27,675,040

133	American Funds Insurance Series

Asset Allocation Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	8,836	4/6/2026	USD	1,844,860	$(403)
5 Year U.S. Treasury Note Futures	Long	4,708	4/6/2026		514,606	(1,134)
10 Year U.S. Treasury Note Futures	Long	3,234	3/31/2026		363,623	(2,694)
10 Year Ultra U.S. Treasury Note Futures	Short	262	3/31/2026		(30,134)	100
20 Year U.S. Treasury Bond Futures	Long	1,200	3/31/2026		138,713	(1,838)
30 Year Ultra U.S. Treasury Bond Futures	Short	794	3/31/2026		(93,692)	1,825
						$(4,144)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		12/31/2025 (000)	(received) (000)	at 12/31/2025 (000)
SOFR	Annual	3.473%	Annual	10/2/2032	USD	112,900	$814	$—	$814
SOFR	Annual	3.4805%	Annual	10/2/2032	USD	37,800	255	—	255
SOFR	Annual	3.48%	Annual	10/2/2032	USD	12,601	86	—	86
SOFR	Annual	3.4815%	Annual	10/2/2032	USD	12,612	84	—	84
SOFR	Annual	3.482%	Annual	10/2/2032	USD	12,286	82	—	82
SOFR	Annual	3.50061%	Annual	11/3/2032	USD	74,795	442	—	442
SOFR	Annual	3.6385%	Annual	10/2/2035	USD	55,884	685	—	685
SOFR	Annual	3.6775%	Annual	10/8/2035	USD	55,754	511	—	511
SOFR	Annual	3.66593%	Annual	11/3/2035	USD	55,430	584	—	584
							$3,543	$—	$3,543

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD	3,826	$(87)	$(86)	$(1)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030		38,950	(2,976)	(2,542)	(434)
						$(3,063)	$(2,628)	$(435)

American Funds Insurance Series	134

Asset Allocation Fund (continued)

Investments in affiliates (p)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Investment funds 3.06%
Capital Group Central Corporate Bond Fund	$1,368,034	$95,934	$634,718	$(136,730)	$154,242	$846,762	$47,796
Short-term securities 3.63%
Money market investments 3.63%
Capital Group Central Cash Fund 3.79% (q)	855,747	6,829,389	6,680,500	185	(11)	1,004,810	61,071
Total 6.69%				$(136,545)	$154,231	$1,851,572	$108,867

Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (a)(c)	8/22/2014	$6,949	$12,613	0.05%
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (g)	9/29/2025	937	1,030	0.00	(s)
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (i)(o)	9/13/2023	714	729	0.00	(s)
Total		$8,600	$14,372	0.05%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,434,326,000, which represented 5.18% of the net assets of the fund.
(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(j)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $41,456,000, which represented 0.15% of the net assets of the fund.
(k)	Represents securities transacted on a TBA basis.
(l)	Step bond; coupon rate may change at a later date.
(m)	Index-linked bond whose principal amount moves with a government price index.
(n)	Scheduled interest and/or principal payment was not received.
(o)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $39,730,000, which represented 0.14% of the net assets of the fund.
(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	Rate represents the seven-day yield at 12/31/2025.
(r)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(s)	Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

Assn. = Association

Auth. = Authority

CAB = Capital Appreciation Bonds

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

CME = CME Group

DAC = Designated Activity Company

Fin. = Finance

Fncg. = Financing

GBP = British pounds

GO = General Obligation

NDR = Norwegian Depositary Receipts

PIK = Payment In Kind

REIT = Real Estate Investment Trust

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

UST= U.S. Treasury

Refer to the notes to financial statements.

135	American Funds Insurance Series

American Funds Global Balanced Fund

Investment portfolio December 31, 2025

Common stocks 63.00%	Shares	Value (000)
Information technology 11.69%
Broadcom, Inc.	34,396	$11,904
Microsoft Corp.	21,713	10,501
Taiwan Semiconductor Manufacturing Co., Ltd.	214,000	10,455
NVIDIA Corp.	54,735	10,208
Apple, Inc.	13,709	3,727
Corning, Inc.	37,498	3,283
ARM Holdings PLC (ADR) (a)	9,479	1,036
Applied Materials, Inc.	3,494	898
Accenture PLC, Class A	2,486	667
		52,679

Financials 10.05%
B3 SA - Brasil, Bolsa, Balcao	1,689,969	4,399
Standard Chartered PLC	149,081	3,641
ING Groep NV	129,152	3,631
Banco Bilbao Vizcaya Argentaria SA	138,658	3,243
JPMorgan Chase & Co.	9,865	3,179
Chubb, Ltd.	9,664	3,016
Marsh & McLennan Cos., Inc.	13,476	2,500
HDFC Bank, Ltd. (ADR)	49,471	1,808
HDFC Bank, Ltd.	46,716	516
Morgan Stanley	10,778	1,913
Mastercard, Inc., Class A	3,306	1,887
BlackRock, Inc.	1,721	1,842
Munchener Ruckversicherungs-Gesellschaft AG	2,492	1,646
Zurich Insurance Group AG	1,994	1,513
Banco BPM SpA	95,108	1,445
NatWest Group PLC	154,953	1,351
Mizuho Financial Group, Inc.	34,600	1,256
BNP Paribas SA	10,716	1,014
Swiss Re AG	5,412	902
AIA Group, Ltd.	74,200	762
Wells Fargo & Co.	7,990	745
PICC Property and Casualty Co., Ltd., Class H	320,000	671
3i Group PLC	15,320	667
U.S. Bancorp	12,427	663
BPER Banca SpA	39,690	537
Hannover Rueck SE	1,705	533
		45,280

Industrials 9.63%
RTX Corp.	46,281	8,488
IHI Corp.	186,108	3,282
Hitachi, Ltd.	82,300	2,553
Volvo AB, Class B	76,848	2,463
General Dynamics Corp.	7,150	2,407
TransDigm Group, Inc.	1,573	2,092
BAE Systems PLC	85,249	1,960
Deutsche Post AG	35,349	1,936
Union Pacific Corp.	8,297	1,919
Airbus SE, non-registered shares	7,673	1,780
Waste Management, Inc.	7,570	1,663
Uber Technologies, Inc. (a)	20,061	1,639
ITOCHU Corp.	128,500	1,622
Rolls-Royce Holdings PLC	90,309	1,404
Automatic Data Processing, Inc.	4,193	1,079
Ryanair Holdings PLC	21,391	743
Bouygues SA	13,919	722
Bombardier, Inc., Class B (a)	4,123	701

American Funds Insurance Series	136

American Funds Global Balanced Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Safran SA	1,987	$691
PACCAR, Inc.	6,185	677
Qantas Airways, Ltd.	97,783	675
United Rentals, Inc.	817	661
Paychex, Inc.	5,809	652
Caterpillar, Inc.	1,022	585
GFL Environmental, Inc., subordinate voting shares	11,594	498
AtkinsRealis Group, Inc.	7,290	471
		43,363

Health care 7.73%
Eli Lilly and Co.	7,436	7,991
Vertex Pharmaceuticals, Inc. (a)	11,410	5,173
Novo Nordisk AS, Class B	67,966	3,464
Abbott Laboratories	27,403	3,433
Sanofi	25,714	2,495
Gilead Sciences, Inc.	18,827	2,311
UnitedHealth Group, Inc.	6,188	2,043
Alnylam Pharmaceuticals, Inc. (a)	3,997	1,589
Medtronic PLC	13,170	1,265
Stryker Corp.	3,371	1,185
AbbVie, Inc.	5,175	1,183
AstraZeneca PLC	3,470	639
BioMarin Pharmaceutical, Inc. (a)	10,659	634
Molina Healthcare, Inc. (a)	3,573	620
GE HealthCare Technologies, Inc.	5,321	436
Cencora, Inc.	1,074	363
		34,824

Consumer discretionary 4.68%
Amazon.com, Inc. (a)	28,311	6,535
Ferrari NV	3,878	1,433
Ferrari NV (EUR denominated)	1,664	620
Starbucks Corp.	23,917	2,014
Midea Group Co., Ltd., Class A	166,950	1,866
Maruti Suzuki India, Ltd.	9,473	1,761
Compagnie Financiere Richemont SA, Class A	6,565	1,417
LVMH Moet Hennessy-Louis Vuitton SE	1,773	1,337
Compagnie Generale des Etablissements Michelin	33,369	1,107
Royal Caribbean Cruises, Ltd.	3,526	983
Viking Holdings, Ltd. (a)	9,998	714
Compass Group PLC	21,303	678
Accor SA	10,541	597
		21,062

Materials 4.32%
Nitto Denko Corp.	122,500	2,911
Grupo Mexico, SAB de CV, Series B	295,899	2,794
Lundin Gold, Inc.	31,847	2,645
Vale SA, ordinary nominative shares	120,881	1,581
Vale SA (ADR), ordinary nominative shares	53,750	700
Franco-Nevada Corp.	5,241	1,086
Franco-Nevada Corp. (CAD denominated)	4,075	845
Anglo American PLC	43,941	1,811
Smurfit Westrock PLC	40,261	1,557
Air Products and Chemicals, Inc.	4,593	1,134
Freeport-McMoRan, Inc.	19,198	975

137	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Newmont Corp.	7,198	$719
Air Liquide SA	2,774	522
Celanese Corp.	4,784	202
		19,482

Communication services 4.18%
Alphabet, Inc., Class A	19,544	6,117
Alphabet, Inc., Class C	6,924	2,173
AT&T, Inc.	134,741	3,347
Meta Platforms, Inc., Class A	4,442	2,932
Comcast Corp., Class A	41,626	1,244
Omnicom Group, Inc.	12,053	973
Netflix, Inc. (a)	9,170	860
SoftBank Group Corp.	21,252	599
Nintendo Co., Ltd.	8,400	568
		18,813

Utilities 4.00%
Dominion Energy, Inc.	72,580	4,252
DTE Energy Co.	17,918	2,311
National Grid PLC	125,726	1,938
Power Grid Corp. of India, Ltd.	588,187	1,730
Duke Energy Corp.	14,059	1,648
E.ON SE	67,347	1,277
PG&E Corp.	78,708	1,265
Constellation Energy Corp.	3,350	1,183
Pinnacle West Capital Corp.	12,517	1,110
NextEra Energy, Inc.	12,754	1,024
SembCorp Industries, Ltd.	57,400	268
		18,006

Consumer staples 3.38%
Philip Morris International, Inc.	28,949	4,643
Imperial Brands PLC	108,137	4,546
British American Tobacco PLC	75,162	4,260
Nestle SA	9,977	992
Sysco Corp.	10,540	777
		15,218

Energy 2.76%
Canadian Natural Resources, Ltd. (CAD denominated)	245,684	8,321
Shell PLC (GBP denominated)	45,924	1,687
Chevron Corp.	6,750	1,029
Cameco Corp. (CAD denominated)	7,668	702
Expand Energy Corp.	6,349	701
		12,440

Real estate 0.58%
CTP NV	50,979	1,068
Embassy Office Parks REIT	181,378	879
Goodman Logistics (HK), Ltd. REIT	31,735	652
		2,599
Total common stocks (cost: $198,233,000)		283,766

American Funds Insurance Series	138

American Funds Global Balanced Fund (continued)

Convertible stocks 0.65%	Shares		Value (000)
Financials 0.35%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026		20,865	$1,576

Utilities 0.30%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027		27,600	1,345
Total convertible stocks (cost: $2,894,000)			2,921

Bonds, notes & other debt instruments 29.38%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 12.73%
Japan 2.26%
Japan, Series 150, 0.005% 12/20/2026	JPY	84,950	538
Japan, Series 346, 0.10% 3/20/2027		134,150	848
Japan, Series 474, 0.70% 7/1/2027		106,550	677
Japan, Series 358, 0.10% 3/20/2030		37,400	225
Japan, Series 363, 0.10% 6/20/2031		174,700	1,028
Japan, Series 373, 0.60% 12/20/2033		55,750	323
Japan, Series 152, 1.20% 3/20/2035		465,250	2,774
Japan, Series 173, 0.40% 6/20/2040		50,350	238
Japan, Series 176, 0.50% 3/20/2041		109,950	516
Japan, Series 179, 0.50% 12/20/2041		50,500	231
Japan, Series 42, 1.70% 3/20/2044		86,550	463
Japan, Series 192, 2.40% 3/20/2045		165,550	979
Japan, Series 37, 0.60% 6/20/2050		26,950	95
Japan, Series 74, 1.00% 3/20/2052		84,000	316
Japan, Series 76, 1.40% 9/20/2052		41,100	172
Japan, Series 77, 1.60% 12/20/2052		76,750	337
Japan, Series 84, 2.10% 9/20/2054		82,450	404
			10,164

China 1.23%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY	550	83
China (People’s Republic of), Series INBK, 2.64% 1/15/2028		4,100	602
China (People’s Republic of), Series INBK, 2.37% 1/15/2029		3,860	568
China (People’s Republic of), Series INBK, 2.62% 6/25/2030		6,220	930
China (People’s Republic of), Series INBK, 2.88% 2/25/2033		2,870	443
China (People’s Republic of), Series INBK, 2.27% 5/25/2034		2,410	357
China (People’s Republic of), Series INBK, 1.65% 5/15/2035		3,980	560
China (People’s Republic of), Series INBK, 3.00% 10/15/2053		360	58
China (People’s Republic of), Series INBK, 1.92% 1/15/2055		1,520	201
China Development Bank Corp., Series 2004, 3.43% 1/14/2027		1,060	155
China Development Bank Corp., Series 2009, 3.39% 7/10/2027		8,580	1,259
China Development Bank Corp., Series 1805, 4.88% 2/9/2028		2,040	311
			5,527

Supra National 1.07%
Asian Development Bank 6.72% 2/8/2028	INR	18,000	201
European Bank for Reconstruction and Development 5.25% 1/12/2027		10,100	111
European Bank for Reconstruction and Development 6.30% 10/26/2027		4,300	48
European Bank for Reconstruction and Development 6.75% 1/13/2032		43,800	487
European Investment Bank 0.375% 9/15/2027	EUR	110	126
European Investment Bank 6.95% 3/1/2029	INR	5,700	64
European Investment Bank 0.25% 1/20/2032	EUR	860	873
European Investment Bank 7.40% 10/23/2033	INR	19,300	222
European Investment Bank 2.875% 1/15/2035	EUR	45	52
European Union 2.50% 10/14/2030		80	93

139	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Supra National (continued)
European Union 2.75% 12/13/2032	EUR	70	$82
European Union 3.375% 10/4/2039		40	46
European Union 3.625% 12/12/2040		1,475	1,728
European Union 4.00% 10/12/2055		215	249
Inter-American Development Bank 7.00% 1/25/2029	INR	22,000	247
International Bank for Reconstruction and Development 6.75% 7/13/2029		16,200	181
			4,810

Germany 1.05%
Germany (Federal Republic of) 0% 8/15/2030	EUR	2,459	2,592
Germany (Federal Republic of) 0% 2/15/2032		540	544
Germany (Federal Republic of) 1.70% 8/15/2032		674	750
Germany (Federal Republic of) 2.30% 2/15/2033		300	345
Germany (Federal Republic of) 2.50% 2/15/2035		130	149
Germany (Federal Republic of) 1.00% 5/15/2038		180	166
Germany (Federal Republic of) 0% 8/15/2050		300	152
Germany (Federal Republic of) 0% 8/15/2052		80	38
			4,736

United Kingdom 1.00%
United Kingdom 1.25% 7/22/2027	GBP	410	533
United Kingdom 0.375% 10/22/2030		210	240
United Kingdom 1.00% 1/31/2032		750	845
United Kingdom 4.25% 6/7/2032		785	1,068
United Kingdom 3.25% 1/31/2033		330	418
United Kingdom 3.25% 1/22/2044		644	680
United Kingdom 1.25% 7/31/2051		413	247
United Kingdom 4.375% 7/31/2054		205	242
United Kingdom 2.50% 7/22/2065		340	256
			4,529

Italy 0.84%
Italy (Republic of) 1.35% 4/1/2030	EUR	250	279
Italy (Republic of) 4.40% 5/1/2033		10	13
Italy (Republic of) 4.35% 11/1/2033		740	937
Italy (Republic of) 4.20% 3/1/2034		900	1,127
Italy (Republic of) 3.65% 8/1/2035		795	949
Italy (Republic of) 4.50% 10/1/2053		210	253
Italy (Republic of) 4.30% 10/1/2054		200	233
			3,791

Brazil 0.77%
Brazil (Federative Republic of) 0% 1/1/2026	BRL	10,887	1,985
Brazil (Federative Republic of) 10.00% 1/1/2029		2,230	377
Brazil (Federative Republic of) 10.00% 1/1/2031		1,142	183
Brazil (Federative Republic of) 10.00% 1/1/2035		4,075	610
Brazil (Federative Republic of) 6.00% 8/15/2040 (b)		229	37
Brazil (Federative Republic of) 6.00% 8/15/2050 (b)		1,653	263
Brazil (Federative Republic of) 6.00% 8/15/2060 (b)		229	36
			3,491

France 0.66%
French Republic O.A.T. 0.75% 2/25/2028	EUR	410	466
French Republic O.A.T. 0% 11/25/2030		1,320	1,355
American Funds Insurance Series	140

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
France (continued)
French Republic O.A.T. 2.00% 11/25/2032	EUR	610	$667
French Republic O.A.T. 3.25% 5/25/2045		160	166
French Republic O.A.T. 3.75% 5/25/2056		295	305
			2,959

Hungary 0.56%
Hungary (Republic of) 3.00% 8/21/2030	HUF	548,270	1,456
Hungary (Republic of) 4.50% 5/27/2032		336,000	920
Magyar Export-Import Bank 6.00% 5/16/2029	EUR	100	126
			2,502

Spain 0.53%
Spain (Kingdom of) 0% 1/31/2027		335	385
Spain (Kingdom of) 0.80% 7/30/2027		490	564
Spain (Kingdom of) 0.50% 10/31/2031		165	171
Spain (Kingdom of) 3.15% 4/30/2033		317	376
Spain (Kingdom of) 3.55% 10/31/2033		370	450
Spain (Kingdom of) 3.25% 4/30/2034		120	142
Spain (Kingdom of) 3.45% 10/31/2034		240	288
			2,376

South Korea 0.46%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW	348,590	240
South Korea (Republic of), Series 3212, 4.25% 12/10/2032		1,830,410	1,339
South Korea (Republic of), Series 3512, 3.25% 12/10/2035		688,360	474
			2,053

Australia 0.45%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD	115	66
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033		725	433
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034		905	567
New South Wales Treasury Corp. 4.25% 2/20/2036		340	208
Treasury Corp. of Victoria 5.50% 9/15/2039		813	530
Treasury Corp. of Victoria 3.625% 9/29/2040	EUR	200	231
			2,035

Malaysia 0.36%
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR	3,466	876
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039		601	152
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041		180	48
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043		653	170
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044		1,307	336
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047		93	26
			1,608

Canada 0.31%
Canada (Government) 0.25% 3/1/2026	CAD	246	179
Canada (Government) 3.50% 3/1/2028		1,119	830
Canada (Government) 1.50% 12/1/2031		60	40
Nova Scotia (Province of) 3.15% 12/1/2051		170	95
Ontario (Province of) 3.25% 7/3/2035	EUR	200	233
			1,377

141	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Panama 0.18%
Panama (Republic of) 7.50% 3/1/2031	USD	560	$622
Panama (Republic of) 6.40% 2/14/2035		200	212
			834

Greece 0.17%
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR	65	79
Greece (Hellenic Republic of) 1.50% 6/18/2030		90	101
Greece (Hellenic Republic of) 1.75% 6/18/2032		530	578
			758

Mexico 0.15%
United Mexican States, Series M, 5.75% 3/5/2026	MXN	10,710	593
United Mexican States, Series M, 8.00% 7/31/2053		881	42
United Mexican States, Series S, 4.00% 10/29/2054 (b)		543	28
			663

Republic of Austria 0.14%
Austria (Republic of) 0% 2/20/2031	EUR	500	514
Austria (Republic of) 2.90% 2/20/2034		120	140
			654

Indonesia 0.11%
Indonesia (Republic of), Series FR87, 6.50% 2/15/2031	IDR	1,253,000	77
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033		2,543,000	161
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034		1,026,000	64
Indonesia (Republic of), Series 103, 6.75% 7/15/2035		2,889,000	182
			484

Colombia 0.08%
Colombia (Republic of) 7.375% 4/25/2030	USD	335	355

Belgium 0.07%
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	EUR	270	316

Turkey 0.05%
Turkey (Republic of) 7.125% 7/17/2032	USD	200	212

Ireland 0.04%
Ireland (Republic of) 2.60% 10/18/2034	EUR	100	114
Ireland (Republic of) 3.00% 10/18/2043		80	88
			202

Estonia 0.04%
Estonia (Republic of) 3.25% 1/17/2034		160	187

Bulgaria 0.03%
Bulgaria (Republic of) 4.50% 1/27/2033		120	152

American Funds Insurance Series	142

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Portugal 0.03%
Portugal (Republic of) 0.475% 10/18/2030	EUR	50	$53
Portugal (Republic of) 3.375% 6/15/2040		5	6
Portugal (Republic of) 3.625% 6/12/2054		70	77
			136

Philippines 0.03%
Philippines (Republic of) 0.875% 5/17/2027		110	126

Netherlands 0.03%
Netherlands (Kingdom of the) 5.50% 1/15/2028		100	125

Poland 0.02%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN	410	108

Chile 0.01%
Chile (Republic of) 4.70% 9/1/2030	CLP	55,000	60
Total bonds & notes of governments & government agencies outside the U.S.			57,330

U.S. Treasury bonds & notes 5.53%
U.S. Treasury 5.05%
U.S. Treasury 4.50% 4/15/2027	USD	1,160	1,174
U.S. Treasury 3.75% 4/30/2027		1,710	1,715
U.S. Treasury 3.75% 6/30/2027		1,510	1,516
U.S. Treasury 4.00% 6/30/2028 (c)		4,484	4,537
U.S. Treasury 4.625% 9/30/2028		1,875	1,928
U.S. Treasury 4.125% 3/31/2029		822	836
U.S. Treasury 3.50% 9/30/2029		755	752
U.S. Treasury 4.00% 2/28/2030		1,094	1,108
U.S. Treasury 4.00% 5/31/2030		1,090	1,104
U.S. Treasury 3.875% 6/30/2030		2,117	2,133
U.S. Treasury 3.50% 11/30/2030		210	208
U.S. Treasury 2.875% 5/15/2032		306	289
U.S. Treasury 4.625% 2/15/2035 (c)		1,544	1,604
U.S. Treasury 4.25% 5/15/2035		326	329
U.S. Treasury 4.00% 11/15/2035		390	385
U.S. Treasury 1.875% 2/15/2041		285	199
U.S. Treasury 2.25% 5/15/2041		873	643
U.S. Treasury 2.875% 11/15/2046		200	148
U.S. Treasury 1.25% 5/15/2050		1,155	554
U.S. Treasury 1.375% 8/15/2050		570	281
U.S. Treasury 2.375% 5/15/2051		510	322
U.S. Treasury 2.00% 8/15/2051		560	322
U.S. Treasury 4.00% 11/15/2052		270	235
U.S. Treasury 3.625% 2/15/2053		149	121
U.S. Treasury 4.25% 8/15/2054		320	290
			22,733

U.S. Treasury inflation-protected securities 0.48%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (b)		377	373

143	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (b)	USD	698	$719
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (b)		272	196
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (b)		934	886
			2,174
Total U.S. Treasury bonds & notes			24,907

Mortgage-backed obligations 5.43%
Federal agency mortgage-backed obligations 4.11%
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (d)		32	31
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)		242	248
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (d)		64	67
Fannie Mae Pool #BW9648 3.50% 7/1/2053 (d)		86	79
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)		319	325
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)		387	398
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)		19	19
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)		14	14
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (d)		2,458	2,526
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (d)		88	90
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)		68	71
Fannie Mae Pool #DB8491 5.50% 7/1/2054 (d)		467	475
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (d)		178	182
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)		133	135
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)		94	97
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)		67	69
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)		85	86
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)		72	75
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)		67	69
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (d)		51	53
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (d)		6	7
Fannie Mae Pool #DC0495 5.50% 9/1/2054 (d)		316	320
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (d)		3	3
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (d)		999	1,026
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)		84	87
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (d)		14	15
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)		10	10
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (d)		281	275
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)		13	13
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (d)		177	168
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (d)		395	386
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (d)		99	101
Fannie Mae Pool #DD2618 4.00% 3/1/2055 (d)		931	883
Fannie Mae Pool #DD0782 5.50% 3/1/2055 (d)		39	40
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (d)		37	38
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (d)		1,470	1,547
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (d)		38	36
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (d)		57	54
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)		98	98
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)		50	50
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (d)		41	43
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (d)		235	238
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (d)		155	147
Fannie Mae Pool #DF7614 6.50% 12/1/2055 (d)		81	86
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (d)		323	262
Freddie Mac Pool #QE1079 3.50% 4/1/2052 (d)		66	61
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (d)		95	93
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (d)		53	52
Freddie Mac Pool #SL1880 6.50% 11/1/2053 (d)		14	14
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)		448	455

American Funds Insurance Series	144

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (d)	USD	195	$198
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (d)		26	26
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)		40	41
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (d)		78	81
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)		35	35
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)		102	106
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)		64	66
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)		52	54
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (d)		21	21
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (d)		5	5
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)		151	156
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)		76	79
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)		75	78
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)		72	75
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)		32	33
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (d)		175	166
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)		72	70
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)		64	65
Freddie Mac Pool #SD8487 4.00% 12/1/2054 (d)		94	89
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)		205	205
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)		60	61
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)		1	1
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (d)		330	347
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (d)		961	975
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)		43	43
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)		89	89
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)		237	237
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (d)		874	873
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (d)(e)		1,030	833
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (d)(e)		7	7
Uniform Mortgage-Backed Security 4.00% 1/1/2056 (d)(e)		485	460
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (d)(e)		338	330
Uniform Mortgage-Backed Security 5.50% 1/1/2056 (d)(e)		483	490
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (d)(e)		20	20
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (d)(e)		392	361
			18,493

Commercial mortgage-backed securities 0.61%
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(f)		55	57
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(g)		140	144
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (d)(f)(g)		335	339
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (d)(f)(g)		298	299
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(f)(g)		100	104
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(f)(g)		135	139
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (d)(f)(g)		24	24
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (d)(f)(g)		100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (d)(f)(g)		157	163
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (d)(f)(g)		100	101
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (d)(f)(g)		131	136
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.10% 3/15/2042 (d)(f)(g)		295	296
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.293% 12/15/2039 (d)(f)(g)		139	139

145	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.624% 7/25/2054 (d)(f)(g)	USD	50	$51
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (d)(f)(g)		128	128
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (d)(f)(g)		555	551
			2,771

Collateralized mortgage-backed obligations (privately originated) 0.49%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(f)(g)		66	66
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.174% 5/25/2043 (d)(f)(g)		122	124
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.774% 6/25/2043 (d)(f)(g)		55	55
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.574% 7/25/2043 (d)(f)(g)		35	35
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 1/25/2044 (d)(f)(g)		55	55
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2044 (d)(f)(g)		36	36
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.524% 5/25/2044 (d)(f)(g)		121	122
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.874% 2/25/2045 (d)(f)(g)		20	20
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.024% 2/25/2045 (d)(f)(g)		35	36
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 1/25/2045 (d)(f)(g)		23	23
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (d)(g)(h)		189	191
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (d)(g)(h)		98	99
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (d)(g)(h)		96	97
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(f)(g)		82	77
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (d)(g)(h)		70	70
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (d)(g)(h)		136	138
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (d)(g)(h)		180	182
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (d)(g)(h)		197	198
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.201% 2/17/2042 (d)(f)(g)		100	100
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (d)(g)(h)		196	199
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (d)(g)(h)		98	100
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(f)(g)		84	84
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (d)(g)(h)		120	120
			2,227

Other mortgage-backed securities 0.22%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037 (d)	DKK	397	58
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (d)		1,054	151
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (d)		4,925	637
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050 (d)		438	50
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (d)		530	65
Realkredit Danmark AS 1.00% 10/1/2053 (d)		176	22
			983
Total mortgage-backed obligations			24,474

American Funds Insurance Series	146

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes 5.05%
Financials 1.32%
200 Park Funding Trust 5.74% 2/15/2055 (g)	USD	100	$100
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (h)	EUR	230	257
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (h)		100	125
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (h)		100	123
Banco de Sabadell SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (h)		100	124
Barclays PLC 7.09% 11/6/2029 (1-year GBP-OIS SONIO/N + 2.553% on 11/6/2028) (h)	GBP	100	143
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (h)	EUR	100	121
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (h)	USD	200	221
BPCE SA 4.50% 1/13/2033	EUR	100	123
Brown & Brown, Inc. 5.55% 6/23/2035	USD	7	7
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (g)(h)		200	208
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (h)	EUR	200	242
Chubb INA Holdings, LLC 3.35% 5/3/2026	USD	10	10
Chubb INA Holdings, LLC 4.35% 11/3/2045		20	17
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (h)		70	71
Corebridge Financial, Inc. 3.90% 4/5/2032		59	56
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (h)		160	157
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (h)	EUR	200	222
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (h)	GBP	100	135
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (h)	USD	135	141
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (h)		360	381
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (h)		200	201
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (h)		290	331
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (h)	EUR	100	130
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (h)	USD	85	86
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (h)		280	250
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (h)		220	231
Mastercard, Inc. 2.00% 11/18/2031		102	91
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (h)		294	306
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (h)		150	156
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (h)	EUR	175	192
New York Life Insurance Co. 3.75% 5/15/2050 (g)	USD	23	17
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (h)		65	74
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (h)		25	26
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029		280	287
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (g)(h)		330	340
Toronto-Dominion Bank (The) 4.808% 6/3/2030		75	77
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (h)(i)	EUR	150	181
			5,960

Utilities 0.61%
Alfa Transmisora De Energia SA 4.55% 9/27/2051	USD	197	159
CMS Energy Corp. 3.00% 5/15/2026		180	179
Duke Energy Corp. 3.75% 4/1/2031	EUR	100	119
Electricite de France SA 4.25% 1/25/2032		100	123
Electricite de France SA 4.00% 5/7/2037		100	117
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (h)		200	230
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (h)		200	256
Enel Finance International NV 2.125% 7/12/2028 (g)	USD	200	190
Enfragen Energia Sur SA 5.375% 12/30/2030		200	186
Engie SA 7.00% 10/30/2028	GBP	50	72
Exelon Corp. 3.40% 4/15/2026	USD	75	75
Interstate Power and Light Co. 2.30% 6/1/2030		50	46
147	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Pacific Gas and Electric Co. 6.15% 1/15/2033	USD	78	$83
Pacific Gas and Electric Co. 6.00% 8/15/2035		120	126
Pacific Gas and Electric Co. 4.95% 7/1/2050		120	102
Pacific Gas and Electric Co. 3.50% 8/1/2050		137	93
Public Service Co. of Colorado 2.70% 1/15/2051		125	76
Southern California Edison Co. 5.45% 3/1/2035		150	152
Southern California Edison Co. 6.20% 9/15/2055		60	61
SP Transmission PLC 2.00% 11/13/2031	GBP	100	117
Xcel Energy,Inc. 3.35% 12/1/2026	USD	200	199
			2,761

Energy 0.59%
Ecopetrol SA 8.625% 1/19/2029		125	134
Empresa Nacional del Petroleo 5.95% 7/30/2034 (g)		200	210
Enterprise Products Operating, LLC 4.95% 2/15/2035		25	25
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (g)		225	236
Petroleos Mexicanos 6.84% 1/23/2030		1,455	1,479
Petroleos Mexicanos 6.95% 1/28/2060		80	65
Qatar Energy 3.125% 7/12/2041 (g)		320	247
Raizen Fuels Finance SA 6.45% 3/5/2034 (g)		200	163
TotalEnergies Capital SA 5.488% 4/5/2054		85	82
			2,641

Communication services 0.57%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN	9,100	522
America Movil, SAB de CV, 9.50% 1/27/2031		2,000	113
America Movil, SAB de CV, 10.30% 1/30/2034		2,000	117
AT&T,Inc. 2.75% 6/1/2031	USD	165	152
AT&T,Inc. 5.20% 11/18/2033	GBP	100	136
AT&T, Inc. 2.55% 12/1/2033	USD	64	55
CCO Holdings, LLC 4.25% 1/15/2034 (g)		75	64
Comcast Corp. 3.55% 5/1/2028		70	69
Comcast Corp. 0.25% 9/14/2029	EUR	250	267
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD	45	56
Orange 3.625% 11/16/2031	EUR	100	120
Orange 5.625% 1/23/2034	GBP	90	127
T-Mobile USA, Inc. 2.05% 2/15/2028	USD	200	192
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR	100	116
T-Mobile USA, Inc. 5.15% 4/15/2034	USD	115	118
Verizon Communications, Inc. 0.375% 3/22/2029	EUR	140	152
Verizon Communications, Inc. 2.355% 3/15/2032	USD	100	88
Verizon Communications, Inc. 0.75% 3/22/2032	EUR	100	101
			2,565

Industrials 0.43%
Boeing Co. (The) 6.298% 5/1/2029	USD	95	101
Boeing Co. (The) 6.528% 5/1/2034		604	668
Canadian Pacific Railway Co. 3.00% 12/2/2041		42	32
Canadian Pacific Railway Co. 3.10% 12/2/2051		129	86
Carrier Global Corp. 2.493% 2/15/2027		7	7
CSX Corp. 3.80% 4/15/2050		6	5
CSX Corp. 2.50% 5/15/2051		75	45
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035		200	195
Honeywell International, Inc. 3.75% 3/1/2036	EUR	100	116
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (g)	USD	76	79
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (g)		200	199

American Funds Insurance Series	148

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
RTX Corp. 4.125% 11/16/2028	USD	100	$100
RTX Corp. 6.10% 3/15/2034		55	60
RTX Corp. 4.50% 6/1/2042		70	63
Veralto Corp. 4.15% 9/19/2031	EUR	100	122
Veralto Corp. 5.45% 9/18/2033	USD	40	42
			1,920

Consumer discretionary 0.33%
BMW International Investment BV 4.75% 9/4/2030	GBP	100	137
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR	200	237
Ford Motor Credit Co., LLC 5.73% 9/5/2030	USD	200	203
Ford Motor Credit Co., LLC 6.50% 2/7/2035		200	207
General Motors Financial Co., Inc. 5.90% 1/7/2035		140	146
Hyundai Capital America 1.50% 6/15/2026 (g)		100	99
Hyundai Capital America 5.10% 6/24/2030 (g)		72	74
Hyundai Capital America 4.50% 9/18/2030 (g)		100	100
McDonald’s Corp. 1.60% 3/15/2031 (i)	EUR	100	109
Sands China, Ltd. 4.375% 6/18/2030	USD	200	197
			1,509

Health care 0.33%
AbbVie, Inc. 5.05% 3/15/2034		25	26
AbbVie, Inc. 5.35% 3/15/2044		25	25
AbbVie, Inc. 5.40% 3/15/2054		25	24
AbbVie, Inc. 5.50% 3/15/2064		25	24
Amgen, Inc. 2.20% 2/21/2027		200	196
Amgen, Inc. 4.20% 3/1/2033		200	196
Amgen, Inc. 5.65% 3/2/2053		300	294
Bristol-Myers Squibb Co. 5.55% 2/22/2054		60	59
CVS Health Corp. 5.40% 6/1/2029		125	129
GE HealthCare Technologies, Inc. 4.80% 8/14/2029		33	34
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		107	108
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		21	20
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR	100	117
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD	150	150
UnitedHealth Group, Inc. 5.625% 7/15/2054		65	64
			1,466

Consumer staples 0.32%
Altria Group, Inc. 2.20% 6/15/2027	EUR	170	199
BAT Capital Corp. 3.215% 9/6/2026	USD	62	62
BAT Capital Corp. 3.557% 8/15/2027		105	104
BAT Capital Corp. 3.462% 9/6/2029		75	73
BAT Capital Corp. 5.625% 8/15/2035		243	253
Campbell’s Co. (The) 4.75% 3/23/2035		47	45
Coca-Cola Co. 4.65% 8/14/2034		61	62
Coca-Cola Co. 3.75% 8/15/2053	EUR	125	133
Mars, Inc. 5.20% 3/1/2035 (g)	USD	105	108
Minerva Luxembourg SA 8.875% 9/13/2033		200	219
Philip Morris International, Inc. 4.00% 10/29/2030		60	60
Philip Morris International, Inc. 5.75% 11/17/2032		110	118
			1,436

Materials 0.30%
Braskem Netherlands Finance BV 4.50% 1/31/2030		220	86

149	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Braskem Netherlands Finance BV 8.50% 1/12/2031	USD	400	$157
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (g)		250	263
Nickel Industries, Ltd. 9.00% 9/30/2030 (g)		200	208
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (h)(j)		276	280
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (g)(h)(j)		46	47
Vale Overseas, Ltd. 3.75% 7/8/2030		94	91
Verallia SAS 3.875% 11/4/2032	EUR	200	229
			1,361

Information technology 0.15%
Amphenol Corp. 3.125% 6/16/2032		100	116
Broadcom, Inc. 4.00% 4/15/2029 (g)	USD	21	21
Broadcom, Inc. 4.15% 11/15/2030		30	30
Broadcom, Inc. 3.469% 4/15/2034		123	112
Oracle Corp. 2.65% 7/15/2026		216	214
SK hynix, Inc. 1.50% 1/19/2026		200	200
			693

Real estate 0.10%
American Tower Corp. 0.875% 5/21/2029	EUR	130	143
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	USD	100	103
Equinix, Inc. 2.15% 7/15/2030		176	160
Essex Portfolio, LP 3.375% 4/15/2026		40	40
			446
Total corporate bonds and notes			22,758

Asset-backed obligations 0.54%
Other asset-backed securities 0.29%
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (d)(g)		323	324
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(g)		93	95
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(g)		76	76
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(g)		208	211
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(g)		100	101
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(g)		86	87
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(g)		231	236
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(g)		161	162
			1,292

Credit card 0.11%
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (d)(g)		100	100
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(g)		113	114
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(g)		100	100
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (d)(g)		100	101
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(g)		100	101
			516

Auto loan 0.09%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(g)		125	126
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(g)		148	154
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(g)		100	101
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(g)		10	10
			391

American Funds Insurance Series	150

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations 0.04%
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.905% 7/15/2032 (d)(f)(g)	USD	181	$180

Student loan 0.01%
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.534% 11/15/2052 (d)(f)(g)		62	63
Total asset-backed obligations			2,442

Federal agency bonds & notes 0.07%
Export-Import Bank of Thailand 5.354% 5/16/2029		200	208
Korea Development Bank 6.75% 7/1/2030	INR	10,000	110
			318
Municipals 0.03%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	USD	100	74

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		80	55
Total municipals			129
Total bonds, notes & other debt instruments (cost: $134,692,000)			132,358

Investment funds 0.94%		Shares
Capital Group Central Corporate Bond Fund (k)		499,957	4,250
Total investment funds (cost: $3,967,000)			4,250

Short-term securities 6.16%
Money market investments 6.16%
Capital Group Central Cash Fund 3.79% (k)(l)		277,543	27,757
Total short-term securities (cost: $27,752,000)			27,757

Options purchased (equity style) 0.00%
Options purchased (equity style)*			2
Total options purchased (equity style) (cost: $10,000)			2
Total investment securities 100.13% (cost: $367,548,000)			451,054
Other assets less liabilities (0.13)%			(587)
Net assets 100.00%			$450,467

151	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

*Options purchased (equity style)

Options on foreign currencies

Description	Counterparty	Exercise date	Expiration price		Notional amount (000)		Value at 12/31/2025 (000)
Put
USD/JPY Foreign Currency Options	BNP Paribas	2/18/2026	JPY	147.00	USD	2,000	$2

Options purchased (futures style)

Options on futures

Description	Number of contracts	Expiration date	Exercise price		Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
Put
10 Year Euro-Bund Futures Option	18	1/23/2026	EUR	126.50	EUR	1,800	$—	(m)

Options written (futures style)

Options on futures

Description	Number of contracts	Expiration date	Exercise price		Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
Call
10 Year Euro-Bund Futures Option	(18)	1/23/2026	EUR	131.50	EUR	(1,800)	$4

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
3 Month CORRA Futures	Long	96	6/17/2026	USD	17,086	$52
3 Month CORRA Futures	Short	4	9/16/2026		(712)	1
2 Year Italy Government Bond Futures	Long	44	3/10/2026		5,550	(10)
2 Year Euro-Schatz Futures	Short	22	3/10/2026		(2,761)	3
2 Year Canadian Government Bond Futures	Long	12	3/31/2026		923	(3)
2 Year U.S. Treasury Note Futures	Long	111	4/6/2026		23,176	(5)
5 Year Euro-Bobl Futures	Long	22	3/10/2026		3,003	(15)
5 Year Canadian Government Bond Futures	Long	14	3/31/2026		1,156	(10)
5 Year U.S. Treasury Note Futures	Long	15	4/6/2026		1,640	(5)
10 Year Euro-Bund Futures	Long	5	3/10/2026		750	(5)
10 Year French Government Bond Futures	Short	3	3/10/2026		(425)	3
10 Year Italy Government Bond Futures	Short	8	3/10/2026		(1,130)	5

American Funds Insurance Series	152

American Funds Global Balanced Fund (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
10 Year Australian Treasury Bond Futures	Long	8	3/16/2026	USD	584	$3
10 Year Japanese Government Bond Futures	Short	3	3/23/2026		(2,536)	18
10 Year U.S. Treasury Note Futures	Long	26	3/31/2026		2,923	(21)
10 Year Ultra U.S. Treasury Note Futures	Long	6	3/31/2026		690	(7)
10 Year UK Gilt Futures	Short	2	3/31/2026		(246)	1
10 Year Canadian Government Bond Futures	Short	7	3/31/2026		(617)	9
20 Year U.S. Treasury Bond Futures	Long	15	3/31/2026		1,734	(24)
30 Year Euro-Buxl Futures	Short	8	3/10/2026		(1,035)	23
30 Year Ultra U.S. Treasury Bond Futures	Long	13	3/31/2026		1,534	(27)
						$(14)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2025 (000)
TRY	13,630	USD	312	Citibank	1/7/2026	$3
USD	899	MYR	3,710	JPMorgan Chase	1/8/2026	(16)
USD	725	JPY	112,210	Bank of America	1/9/2026	8
USD	355	JPY	54,745	Citibank	1/9/2026	5
USD	277	JPY	42,750	Citibank	1/9/2026	4
CHF	130	USD	163	JPMorgan Chase	1/9/2026	1
CZK	13,595	EUR	562	JPMorgan Chase	1/9/2026	1
USD	21	CLP	19,505	Citibank	1/9/2026	— (m)
USD	464	IDR	7,740,641	Citibank	1/9/2026	— (m)
JPY	33,170	USD	212	BNP Paribas	1/9/2026	— (m)
USD	244	MXN	4,405	Morgan Stanley	1/9/2026	— (m)
USD	78	COP	300,000	Citibank	1/9/2026	(1)
USD	517	CHF	410	Bank of America	1/9/2026	(1)
JPY	10,610	USD	69	Morgan Stanley	1/9/2026	(1)
USD	339	CHF	270	Goldman Sachs	1/9/2026	(2)
USD	1,134	INR	102,200	HSBC Bank	1/9/2026	(2)
USD	415	CZK	8,586	JPMorgan Chase	1/9/2026	(3)
USD	334	GBP	250	Bank of America	1/9/2026	(3)
USD	291	MXN	5,330	UBS AG	1/9/2026	(4)
USD	606	EUR	520	Citibank	1/9/2026	(6)
USD	443	KRW	655,190	Citibank	1/9/2026	(11)
USD	1,103	CAD	1,535	Barclays Bank PLC	1/9/2026	(16)
USD	1,614	KRW	2,363,730	Citibank	1/9/2026	(24)
CNH	17,205	USD	2,438	Citibank	1/12/2026	30
ZAR	3,460	USD	202	Citibank	1/12/2026	6
CNH	4,541	USD	646	Goldman Sachs	1/12/2026	5
EUR	186	CAD	300	HSBC Bank	1/12/2026	1
NZD	47	USD	27	Bank of America	1/12/2026	— (m)
EUR	411	GBP	360	UBS AG	1/12/2026	(1)
USD	64	NOK	651	Morgan Stanley	1/12/2026	(1)
USD	71	RON	310	Citibank	1/12/2026	(1)
USD	123	SGD	160	Citibank	1/12/2026	(1)
USD	264	MXN	4,785	HSBC Bank	1/12/2026	(2)
USD	107	PLN	390	Citibank	1/12/2026	(2)
USD	93	SEK	870	HSBC Bank	1/12/2026	(2)
USD	2,079	AUD	3,141	Morgan Stanley	1/12/2026	(17)

153	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2025 (000)
USD	2,316	HUF	767,740	Citibank	1/12/2026	$(29)
USD	668	THB	20,965	UBS AG	1/14/2026	2
USD	8,604	JPY	1,330,280	Goldman Sachs	1/15/2026	100
EUR	395	DKK	2,950	HSBC Bank	1/15/2026	— (m)
EUR	160	USD	188	JPMorgan Chase	1/15/2026	— (m)
USD	93	ILS	300	HSBC Bank	1/15/2026	(1)
USD	2,540	EUR	2,180	Morgan Stanley	1/15/2026	(24)
USD	7,733	CNH	54,343	Goldman Sachs	1/15/2026	(65)
EUR	529	GBP	465	HSBC Bank	1/16/2026	(5)
USD	3,966	GBP	2,966	Citibank	1/16/2026	(32)
GBP	466	EUR	530	HSBC Bank	1/22/2026	4
USD	631	GBP	470	Morgan Stanley	1/22/2026	(3)
USD	2,832	BRL	15,446	Citibank	1/23/2026	31
USD	288	BRL	1,600	Citibank	1/23/2026	(2)
USD	26,139	EUR	22,194	HSBC Bank	1/26/2026	24
EUR	1,365	USD	1,610	Standard Chartered Bank	1/29/2026	(3)
EUR	3,015	USD	3,548	Morgan Stanley	1/30/2026	1
EUR	1,050	USD	1,236	Morgan Stanley	3/16/2026	3
						$(52)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at		Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		12/31/2025 (000)		(received) (000)	at 12/31/2025 (000)
3.79165%	Annual	SOFR	Annual	1/13/2026	USD	865	$—	(m)	$—	$—	(m)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP	70	1		—	1
3.5175%	Annual	SOFR	Annual	8/15/2027	USD	210	1		—	1
SOFR	Annual	3.4925%	Annual	8/19/2027	USD	8,340	(21)		—	(21)
SOFR	Annual	3.3395%	Annual	9/23/2027	USD	8,510	(2)		—	(2)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP	267	12		—	12
SOFR	Annual	3.29015%	Annual	1/13/2030	USD	2,870	12		—	12
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR	310	4		—	4
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR	310	4		—	4
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR	310	3		—	3
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK	3,700	(2)		—	(2)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR	280	4		—	4
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK	1,500	1		—	1
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK	960	—	(m)	—	—	(m)
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK	970	—	(m)	—	—	(m)
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	NOK	3,540	1		—	1
6-month NOK-NIBOR	Semi-annual	3.99%	Annual	9/22/2030	NOK	2,420	1		—	1
6-month NOK-NIBOR	Semi-annual	4.08%	Annual	9/23/2030	NOK	2,390	—	(m)	—	—	(m)
6-month NOK-NIBOR	Semi-annual	4.095%	Annual	9/23/2030	NOK	2,390	—	(m)	—	—	(m)
6-month NOK-NIBOR	Semi-annual	4.09%	Annual	9/23/2030	NOK	1,220	—	(m)	—	—	(m)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP	62	(3)		—	(3)

American Funds Insurance Series	154

American Funds Global Balanced Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		12/31/2025 (000)	(received) (000)	at 12/31/2025 (000)
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR	180	$14	$—	$14
SOFR	Annual	3.9305%	Annual	9/23/2055	USD	940	38	—	38
							$68	$—	$68

Bilateral interest rate swaps

Receive		Pay				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date	amount (000)		12/31/2025 (000)	(received) (000)	at 12/31/2025 (000)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL	2,940	$(22)	$—	$(22)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	6,010	22	—	22
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	1,660	8	—	8
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	1,210	5	—	5
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	740	3	—	3
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL	1,530	(22)	—	(22)
								$(6)	$—	$(6)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
ITRAXX.EUR.44	1.00%	Quarterly	12/20/2030	EUR	1,520	$(41)	$(38)	$(3)

Centrally cleared credit default swaps on credit indices — sell protection

Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (n) (000)		Value at 12/31/2025 (o) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD	1,928	$44	$44	$—	(m)

Investments in affiliates (k)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Investment funds 0.94%
Capital Group Central Corporate Bond Fund	$3,953	$195	$—	$—	$102	$4,250	$195

155	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Investments in affiliates (k) (continued)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 6.16%
Money market investments 6.16%
Capital Group Central Cash Fund 3.79% (l)	$22,187	$115,565	$109,995	$(2)	$2	$27,757	$1,158
Total 7.10%				$(2)	$104	$32,007	$1,353

Restricted securities (i)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (h)	12/4/2024	$163	$181	0.04%
McDonald’s Corp. 1.60% 3/15/2031	9/30/2024	104	109	0.02
Total		$267	$290	0.06%

(a)	Non-income producing.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $899,000, which represented 0.20% of the net assets of the fund.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Represents securities transacted on a TBA basis.
(f)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(g)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,356,000, which represented 2.30% of the net assets of the fund.
(h)	Step bond; coupon rate may change at a later date.
(i)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(j)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(k)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(l)	Rate represents the seven-day yield at 12/31/2025.
(m)	Amount less than one thousand.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

American Funds Insurance Series	156

American Funds Global Balanced Fund (continued)

Key to abbreviation(s)

ADR = American Depositary Receipts

AUD = Australian dollars

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CAD = Canadian dollars

CHF = Swiss francs

CLO = Collateralized Loan Obligations

CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi

CNY = Chinese yuan renminbi

COP = Colombian pesos

CORRA = Canadian Overnight Repo Rate Average

CZK = Czech korunas

DKK = Danish kroner

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

GBP = British pounds

HUF = Hungarian forints

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

MYR = Malaysian ringgits

NIBOR = Norwegian Interbank Offered Rate

NOK = Norwegian kroner

NZD = New Zealand dollars

OIS = Overnight Index Swap

PIK = Payment In Kind

PLN = Polish zloty

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

RON = Romanian leu

SEK = Swedish kronor

SGD = Singapore dollars

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

SONIO/N = Sonio O/N Deposit Rates Swap

TBA = To be announced

THB = Thai baht

TRY= Turkish lira

USD = U.S. dollars

UST= U.S. Treasury

ZAR = South African rand

Refer to the notes to financial statements.

157	American Funds Insurance Series

The Bond Fund of America

Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 95.01%	Principal amount (000)		Value (000)
Mortgage-backed obligations 32.02%
Federal agency mortgage-backed obligations 25.58%
Fannie Mae Pool #AR3058 3.00% 1/1/2028 (a)	USD	17	$17
Fannie Mae Pool #AS8018 3.00% 9/1/2031 (a)		22	22
Fannie Mae Pool #BM4741 3.00% 4/1/2032 (a)		9	9
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)		1,896	1,813
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (a)		93	88
Fannie Mae Pool #913966 6.00% 2/1/2037 (a)		29	31
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)		1,645	1,557
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)		677	640
Fannie Mae Pool #945680 6.00% 9/1/2037 (a)		316	334
Fannie Mae Pool #924866 6.015% 10/1/2037 (a)(b)		125	127
Fannie Mae Pool #988588 5.50% 8/1/2038 (a)		140	146
Fannie Mae Pool #889982 5.50% 11/1/2038 (a)		594	620
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (a)		134	138
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (a)		671	686
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (a)		666	685
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (a)		102,235	89,225
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)		639	658
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)		322	331
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)		292	300
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)		161	166
Fannie Mae Pool #AZ3904 4.00% 5/1/2045 (a)		38	37
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)		1,540	1,462
Fannie Mae Pool #MA5786 7.00% 7/1/2045 (a)		231	243
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (a)		667	633
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (a)		727	703
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (a)		115	111
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (a)		4,084	3,963
Fannie Mae Pool #BE0592 4.00% 11/1/2046 (a)		289	276
Fannie Mae Pool #BE8885 4.00% 3/1/2047 (a)		702	681
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (a)		31	30
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (a)		3,647	3,424
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (a)		1,721	1,668
Fannie Mae Pool #CA0706 4.00% 11/1/2047 (a)		64	62
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (a)		1,995	1,983
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (a)		1,043	979
Fannie Mae Pool #BJ5749 4.00% 5/1/2048 (a)		14	13
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (a)		5,216	4,728
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (a)		3,839	3,614
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (a)		16,627	16,110
Fannie Mae Pool #FM4891 3.50% 10/1/2048 (a)		15,508	14,679
Fannie Mae Pool #BM4676 4.00% 10/1/2048 (a)		9	9
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)		399	379
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (a)		1,046	951
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (a)		703	640
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (a)		2,075	1,957
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (a)		16,776	16,198
Fannie Mae Pool #FM0007 3.50% 9/1/2049 (a)		11,941	11,207
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (a)		3,203	2,996
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (a)		5,177	4,840
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (a)		23,734	22,304
Fannie Mae Pool #CA5504 2.50% 4/1/2050 (a)		11	9
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (a)		249	212
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)		4,712	4,072
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (a)		520	441
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (a)		40	33
Fannie Mae Pool #FM5507 3.00% 7/1/2050 (a)		14,584	13,192
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (a)		4,986	4,532
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (a)		1,623	1,441
Fannie Mae Pool #CA6727 2.50% 8/1/2050 (a)		4,629	3,931
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (a)		926	785

American Funds Insurance Series	158

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (a)	USD	595	$505
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (a)		927	824
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (a)		1,561	1,277
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)		1	1
Fannie Mae Pool #CA7040 2.50% 9/1/2050 (a)		16,492	13,964
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (a)		2,472	2,140
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (a)		854	739
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (a)		405	343
Fannie Mae Pool #BQ2400 2.50% 9/1/2050 (a)		56	48
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)		289	258
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (a)		872	738
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)		241	209
Fannie Mae Pool #FM4684 2.50% 10/1/2050 (a)		185	158
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (a)		174	148
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (a)		1,369	1,216
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (a)		1,748	1,418
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (a)		5,795	5,023
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (a)		1,078	916
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (a)		650	551
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (a)		24	21
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (a)		14,135	12,789
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)		1,008	823
Fannie Mae Pool #CA8025 2.50% 12/1/2050 (a)		925	786
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (a)		979	870
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)		6,320	5,161
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (a)		4,745	3,878
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (a)		40	33
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (a)		20,212	17,285
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (a)		1,512	1,282
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (a)		886	751
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (a)		62	55
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (a)		3,228	2,613
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)		693	561
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (a)		364	300
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)		4,808	4,141
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (a)		3,395	2,880
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (a)		342	277
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (a)		7,274	6,157
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (a)		1,651	1,398
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (a)		938	794
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (a)		8,416	6,815
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (a)		1,803	1,460
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (a)		563	456
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)		27	22
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (a)		4,788	4,053
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (a)		4,506	3,814
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (a)		2,365	2,020
Fannie Mae Pool #CB0006 2.50% 4/1/2051 (a)		415	353
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (a)		313	265
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (a)		168	142
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (a)		2,923	2,610
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (a)		354	317
Fannie Mae Pool #BT0519 2.00% 5/1/2051 (a)		10,452	8,460
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (a)		1,714	1,387
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)		16	13
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (a)		1,856	1,578
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (a)		1,744	1,476
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (a)		573	485
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (a)		464	393
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (a)		157	133

159	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (a)	USD	32	$27
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (a)		26	22
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (a)		1,826	1,478
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (a)		480	397
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (a)		1,359	1,150
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)		756	640
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (a)		265	237
Fannie Mae Pool #FM7510 3.00% 6/1/2051 (a)		188	168
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (a)		74	61
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (a)		8,398	7,214
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (a)		4,659	3,954
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)		4,300	3,640
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)		2,294	1,942
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (a)		950	808
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (a)		545	462
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)		408	353
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (a)		204	174
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (a)		1,940	1,718
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (a)		764	647
Fannie Mae Pool #FM8442 2.50% 8/1/2051 (a)		191	162
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (a)		1,275	1,129
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)		3,030	2,565
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (a)		1,894	1,607
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (a)		1,343	1,139
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)		991	849
Fannie Mae Pool #CB1552 2.50% 9/1/2051 (a)		467	398
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (a)		423	358
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (a)		297	253
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (a)		289	245
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (a)		54	46
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (a)		1,890	1,600
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (a)		309	261
Fannie Mae Pool #BT9147 2.50% 10/1/2051 (a)		21	18
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)		2,949	2,633
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)		4,282	3,479
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)		125	102
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (a)		1,978	1,674
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (a)		92	78
Fannie Mae Pool #FM9810 3.00% 11/1/2051 (a)		843	751
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)		784	637
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (a)		31,768	26,892
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (a)		1,865	1,583
Fannie Mae Pool #FM9693 2.50% 12/1/2051 (a)		1,577	1,335
Fannie Mae Pool #CB2404 2.50% 12/1/2051 (a)		300	254
Fannie Mae Pool #BT5284 3.00% 12/1/2051 (a)		27	24
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (a)		21	20
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)		1,799	1,462
Fannie Mae Pool #FS0235 2.50% 1/1/2052 (a)		5,999	5,078
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (a)		5,816	4,923
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (a)		4,273	3,623
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (a)		2,043	1,729
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (a)		1,913	1,622
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (a)		1,695	1,435
Fannie Mae Pool #FS0370 2.50% 1/1/2052 (a)		1,120	948
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (a)		1,086	919
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (a)		329	279
Fannie Mae Pool #BU3083 2.50% 1/1/2052 (a)		295	251
Fannie Mae Pool #FS0454 3.00% 1/1/2052 (a)		897	803
Fannie Mae Pool #BV0273 3.00% 1/1/2052 (a)		568	503
Fannie Mae Pool #BU1410 3.00% 1/1/2052 (a)		540	479

American Funds Insurance Series	160

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	USD	14,514	$11,751
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)		2,418	1,962
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (a)		787	637
Fannie Mae Pool #BT1967 2.50% 2/1/2052 (a)		1,624	1,383
Fannie Mae Pool #CB3888 2.50% 2/1/2052 (a)		1,367	1,160
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (a)		849	723
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (a)		712	603
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (a)		490	416
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (a)		473	401
Fannie Mae Pool #CB3099 2.50% 2/1/2052 (a)		253	215
Fannie Mae Pool #BV2784 2.50% 2/1/2052 (a)		30	26
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)		31,130	28,182
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)		1,510	1,222
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)		1,214	985
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)		1,039	842
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (a)		841	681
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (a)		2,639	2,238
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)		1,681	1,431
Fannie Mae Pool #BV5800 2.50% 3/1/2052 (a)		1,000	849
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (a)		627	535
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (a)		377	321
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (a)		34	29
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (a)		4,985	4,417
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (a)		973	862
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (a)		5,431	4,396
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)		1,603	1,300
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)		724	587
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)		30,865	26,126
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (a)		1,508	1,282
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (a)		161	137
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)		1,361	1,301
Fannie Mae Pool #FS1655 4.00% 4/1/2052 (a)		251	240
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)		3,598	2,923
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (a)		20,039	17,013
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (a)		2,089	1,778
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (a)		1,000	851
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (a)		931	792
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (a)		6,239	5,526
Fannie Mae Pool #CB3780 3.50% 5/1/2052 (a)		1,992	1,847
Fannie Mae Pool #FS5035 2.50% 6/1/2052 (a)		1,366	1,157
Fannie Mae Pool #FS7953 2.50% 6/1/2052 (a)		941	798
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (a)		144	123
Fannie Mae Pool #FS7062 3.00% 6/1/2052 (a)		128	113
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)		2,816	2,689
Fannie Mae Pool #BW1931 5.00% 6/1/2052 (a)		3,048	3,051
Fannie Mae Pool #BT8262 5.00% 6/1/2052 (a)		1,360	1,364
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)		11,030	9,354
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)		2,866	2,426
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (a)		713	606
Fannie Mae Pool #FS7057 2.50% 7/1/2052 (a)		486	412
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (a)		416	354
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (a)		131	112
Fannie Mae Pool #CB4370 3.50% 7/1/2052 (a)		133	123
Fannie Mae Pool #BW0959 5.00% 7/1/2052 (a)		2,763	2,770
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (a)		4,079	3,613
Fannie Mae Pool #FS3955 3.50% 8/1/2052 (a)		988	917
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)		521	527
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (a)		436	371
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (a)		97	86
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)		246	243

161	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (a)	USD	57	$56
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)		8,089	8,150
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)		8,787	7,137
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (a)		9,197	9,018
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (a)		2,496	2,452
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)		2,325	2,333
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)		2,676	2,726
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)		2,446	2,492
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)		203	212
Fannie Mae Pool #BX1132 4.50% 11/1/2052 (a)		747	732
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)		132	132
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (a)		31	32
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (a)		571	506
Fannie Mae Pool #BX5927 4.00% 1/1/2053 (a)		269	257
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (a)		19,964	20,043
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (a)		666	566
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)		4,448	4,245
Fannie Mae Pool #MA4918 5.00% 2/1/2053 (a)		562	563
Fannie Mae Pool #BW5268 4.00% 3/1/2053 (a)		292	279
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (a)		146	146
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)		3,619	3,693
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)		391	399
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)		771	800
Fannie Mae Pool #BY0255 2.50% 4/1/2053 (a)		415	352
Fannie Mae Pool #MA4993 4.00% 4/1/2053 (a)		4,195	3,985
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (a)		630	616
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)		14,804	14,830
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (a)		79	79
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (a)		900	917
Fannie Mae Pool #CB6033 6.00% 4/1/2053 (a)		16,585	17,191
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)		4,543	4,332
Fannie Mae Pool #CB6985 4.00% 5/1/2053 (a)		398	380
Fannie Mae Pool #CB6297 4.00% 5/1/2053 (a)		29	28
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)		2,798	2,811
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)		2,618	2,626
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)		5,432	5,531
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)		6,260	6,463
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (a)		602	534
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)		2,798	2,740
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)		5,834	5,938
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)		4,483	4,552
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (a)		307	313
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)		3,478	3,580
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)		2,196	2,263
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)		1,608	1,666
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)		5,869	4,759
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (a)		3,516	2,981
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (a)		147	125
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (a)		74	70
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)		19,056	18,668
Fannie Mae Pool #BY4459 5.00% 7/1/2053 (a)		573	575
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (a)		93	93
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)		3,147	3,203
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (a)		6,667	6,985
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)		16,853	17,147
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (a)		11,483	11,698
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (a)		5,803	5,912
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (a)		499	509
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)		4,344	4,471
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (a)		12,932	13,443
American Funds Insurance Series	162

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	USD	7,282	$6,932
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (a)		11,429	11,637
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (a)		6,228	6,344
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (a)		122	126
Fannie Mae Pool #BY1399 3.50% 11/1/2053 (a)		996	924
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (a)		59,822	59,898
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)		1,777	1,855
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (a)		26	27
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)		1,830	1,859
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)		692	728
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)		4,556	4,777
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)		1,089	1,134
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)		2,852	2,787
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)		2,362	2,399
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)		1,652	1,678
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)		6,318	6,548
Fannie Mae Pool #DA7831 6.00% 2/1/2054 (a)		1,519	1,563
Fannie Mae Pool #BY8083 4.00% 3/1/2054 (a)		24	23
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (a)		13,809	13,524
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (a)		17,416	17,717
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)		1,474	1,497
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (a)		4,540	4,705
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)		3,068	3,162
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (a)		1,522	1,564
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)		3,733	3,921
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)		4,653	4,755
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)		5,114	5,317
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (a)		508	517
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (a)		330	339
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)		180	185
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)		2,472	2,509
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (a)		1,796	1,836
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)		17,336	18,002
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)		1,183	1,220
Fannie Mae Pool #DB5030 6.00% 6/1/2054 (a)		988	1,017
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)		9,692	10,110
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (a)		1,788	1,858
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)		6,662	6,796
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (a)		1,423	1,454
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)		22,751	23,374
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)		4,671	4,862
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)		2,409	2,490
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)		2,072	2,152
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)		1,995	2,050
Fannie Mae Pool #DB7685 6.00% 7/1/2054 (a)		1,192	1,228
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)		1,011	1,039
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)		476	489
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)		14,751	15,441
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)		4,002	4,177
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)		2,375	2,495
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (a)		132	135
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)		37,577	38,607
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (a)		1,276	1,312
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)		1,163	1,195
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)		805	828
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)		211	219
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)		98	101
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)		88	91
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)		2,102	2,201
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)		1,776	1,858

163	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (a)	USD	83	$86
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)		3,274	3,323
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)		1,600	1,639
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)		1,203	1,229
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)		362	372
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)		212	218
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)		177	182
Fannie Mae Pool #DC2270 6.00% 9/1/2054 (a)		82	85
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (a)		254	264
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)		765	786
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)		1,794	1,791
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)		4,170	4,231
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (a)		3,008	3,091
Fannie Mae Pool #MA5550 4.00% 12/1/2054 (a)		9,840	9,342
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)		263	257
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (a)		89	87
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (a)		31	31
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)		137	137
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (a)		3,685	3,821
Fannie Mae Pool #BU5233 6.00% 12/1/2054 (a)		1,407	1,451
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)		426	437
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)		320	329
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (a)		286	295
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (a)		726	754
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (a)		1,747	1,772
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)		1,418	1,464
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)		408	419
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (a)		1,703	1,774
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (a)		1,201	1,259
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (a)		2,295	2,242
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)		2,689	2,729
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)		11,644	11,962
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)		456	463
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)		4,785	4,916
Fannie Mae Pool #190445 6.50% 3/1/2055 (a)		3,293	3,423
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (a)		638	664
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (a)		24,751	26,039
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)		7,959	7,557
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)		4,581	4,707
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)		273	281
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)		271	278
Fannie Mae Pool #DD6277 7.00% 4/1/2055 (a)		1,000	1,057
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (a)		1,744	1,656
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)		271	271
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)		4,402	4,523
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (a)		1,000	1,053
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)		9,433	9,573
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (a)		456	463
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)		9,679	9,946
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (a)		4,428	4,550
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (a)		1,916	1,993
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)		1,720	1,788
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (a)		5,302	5,379
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (a)		3,902	3,991
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)		2,134	2,221
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)		266	273
Fannie Mae Pool #FA2203 7.00% 8/1/2055 (a)		7,268	7,648
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (a)		1,778	1,804
Fannie Mae Pool #MA5850 4.00% 10/1/2055 (a)		3,032	2,878
Fannie Mae Pool #DF4985 3.50% 11/1/2055 (a)		117	108

American Funds Insurance Series	164

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (a)	USD	64	$60
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (a)		9,299	8,557
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (a)		6,890	6,331
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (a)		14,526	12,733
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)		17,453	15,210
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)		955	934
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)		4,507	4,102
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (a)		3	3
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (a)		13	14
Fannie Mae, Series 2002-W1, Class 2A, 4.346% 2/25/2042 (a)(b)		14	14
Freddie Mac Pool #ZS8507 3.00% 11/1/2028 (a)		38	37
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (a)		645	639
Freddie Mac Pool #A15120 5.50% 10/1/2033 (a)		34	35
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (a)		29	28
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)		2,359	2,233
Freddie Mac Pool #G05196 5.50% 10/1/2038 (a)		35	37
Freddie Mac Pool #G05267 5.50% 12/1/2038 (a)		27	28
Freddie Mac Pool #G06020 5.50% 12/1/2039 (a)		50	52
Freddie Mac Pool #G05860 5.50% 2/1/2040 (a)		165	172
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (a)		1,723	1,512
Freddie Mac Pool #A93948 4.50% 9/1/2040 (a)		123	124
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (a)		5,103	4,420
Freddie Mac Pool #G06868 4.50% 4/1/2041 (a)		123	124
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (a)		8,835	7,709
Freddie Mac Pool #G06841 5.50% 6/1/2041 (a)		284	296
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (a)		14,578	13,555
Freddie Mac Pool #RA6996 2.50% 3/1/2047 (a)		53	46
Freddie Mac Pool #ZT2100 3.00% 4/1/2047 (a)		86	77
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)		764	737
Freddie Mac Pool #G08789 4.00% 11/1/2047 (a)		467	454
Freddie Mac Pool #G61733 3.00% 12/1/2047 (a)		3,819	3,493
Freddie Mac Pool #G67709 3.50% 3/1/2048 (a)		9,857	9,326
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (a)		722	698
Freddie Mac Pool #G61628 3.50% 9/1/2048 (a)		229	216
Freddie Mac Pool #Q58494 4.00% 9/1/2048 (a)		927	898
Freddie Mac Pool #ZN4842 3.50% 4/1/2049 (a)		489	459
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (a)		1,487	1,395
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (a)		7,977	7,515
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (a)		21,733	19,714
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (a)		4,364	3,777
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (a)		26	22
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)		281	251
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (a)		1,774	1,506
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (a)		62	52
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (a)		1,677	1,497
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (a)		5,209	4,516
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (a)		1,176	997
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (a)		54	46
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (a)		24	20
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (a)		1,866	1,581
Freddie Mac Pool #RA4242 2.50% 1/1/2051 (a)		929	794
Freddie Mac Pool #QB7973 3.00% 1/1/2051 (a)		627	556
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (a)		1,676	1,360
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (a)		402	331
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)		95	77
Freddie Mac Pool #SI2114 2.50% 2/1/2051 (a)		110	93
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)		60,614	49,440
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (a)		1,716	1,391
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (a)		2,236	1,893
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (a)		2,150	1,751

165	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (a)	USD	217	$183
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (a)		156	132
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (a)		1,783	1,443
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (a)		1,748	1,415
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)		1,566	1,268
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)		1,219	1,000
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (a)		1,050	937
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (a)		1,882	1,523
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (a)		2,221	1,918
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (a)		736	623
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (a)		65	56
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (a)		57	48
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (a)		1,869	1,583
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (a)		539	458
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)		5,474	4,938
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (a)		752	612
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (a)		9,553	8,201
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (a)		7,375	6,243
Freddie Mac Pool #QC7739 2.50% 9/1/2051 (a)		2,089	1,768
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (a)		1,784	1,515
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (a)		869	736
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (a)		445	377
Freddie Mac Pool #QC6761 2.50% 9/1/2051 (a)		49	42
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (a)		1,824	1,616
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (a)		966	863
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (a)		1,848	1,568
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)		6,114	5,458
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (a)		1,727	1,557
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (a)		1,991	1,854
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)		2,230	1,807
Freddie Mac Pool #QC9944 2.50% 11/1/2051 (a)		2,658	2,250
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)		1,316	1,138
Freddie Mac Pool #RA6411 2.50% 11/1/2051 (a)		101	85
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (a)		1,081	966
Freddie Mac Pool #QD0981 3.00% 11/1/2051 (a)		519	460
Freddie Mac Pool #SL1735 2.00% 12/1/2051 (a)		1,638	1,329
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)		782	635
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)		5,000	4,242
Freddie Mac Pool #RA6433 2.50% 12/1/2051 (a)		2,487	2,105
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (a)		1,071	910
Freddie Mac Pool #QD2659 2.50% 12/1/2051 (a)		1,000	848
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (a)		625	529
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (a)		30	27
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (a)		18	16
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)		3,958	3,360
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (a)		2,538	2,162
Freddie Mac Pool #QD4840 2.50% 1/1/2052 (a)		656	555
Freddie Mac Pool #RA6634 2.50% 1/1/2052 (a)		481	409
Freddie Mac Pool #QD5254 2.50% 1/1/2052 (a)		461	393
Freddie Mac Pool #SD0854 2.50% 1/1/2052 (a)		9	7
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)		3,749	3,379
Freddie Mac Pool #SD2269 3.00% 1/1/2052 (a)		620	550
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)		1,583	1,281
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (a)		800	650
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (a)		962	816
Freddie Mac Pool #SD0847 2.50% 2/1/2052 (a)		681	577
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (a)		386	328
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (a)		221	188
Freddie Mac Pool #QD7360 2.50% 2/1/2052 (a)		163	139
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (a)		59	50

American Funds Insurance Series	166

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	USD	590	$549
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)		2,211	1,793
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)		1,749	1,419
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (a)		895	724
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (a)		823	666
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)		477	387
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)		166	134
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (a)		1,000	848
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (a)		777	661
Freddie Mac Pool #QE0888 2.50% 3/1/2052 (a)		719	612
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (a)		69	58
Freddie Mac Pool #SD2494 3.50% 3/1/2052 (a)		985	914
Freddie Mac Pool #QD8689 3.50% 3/1/2052 (a)		968	897
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)		1,222	992
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)		1,649	1,396
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (a)		536	454
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (a)		249	212
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (a)		217	184
Freddie Mac Pool #QE1585 2.50% 4/1/2052 (a)		189	160
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (a)		120	101
Freddie Mac Pool #SD1658 2.50% 4/1/2052 (a)		116	99
Freddie Mac Pool #QD9585 3.50% 4/1/2052 (a)		1,386	1,286
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (a)		1,626	1,383
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (a)		359	305
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)		40,800	36,239
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)		3,495	3,099
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)		46	41
Freddie Mac Pool #RA7258 3.50% 6/1/2052 (a)		743	689
Freddie Mac Pool #QE4084 6.50% 6/1/2052 (a)		96	101
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)		63,490	53,744
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (a)		8,319	7,055
Freddie Mac Pool #SD4074 2.50% 7/1/2052 (a)		1,927	1,631
Freddie Mac Pool #SD3416 2.50% 7/1/2052 (a)		856	724
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)		462	392
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (a)		184	156
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)		4,157	3,686
Freddie Mac Pool #SL0643 3.00% 7/1/2052 (a)		825	732
Freddie Mac Pool #QE8971 3.50% 7/1/2052 (a)		165	153
Freddie Mac Pool #QE5698 5.00% 7/1/2052 (a)		1,534	1,538
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)		86	70
Freddie Mac Pool #SD1408 2.50% 8/1/2052 (a)		185	158
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (a)		534	478
Freddie Mac Pool #SD3324 3.50% 8/1/2052 (a)		382	354
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)		71	70
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)		3,868	3,430
Freddie Mac Pool #SD6584 3.50% 9/1/2052 (a)		—	—	(c)
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)		310	304
Freddie Mac Pool #QF1205 4.50% 9/1/2052 (a)		283	277
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)		73	71
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)		46	45
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)		30	30
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)		5,497	5,618
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (a)		15,322	14,777
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (a)		5,294	5,128
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (a)		15,567	15,265
Freddie Mac Pool #QF2692 5.00% 11/1/2052 (a)		3,449	3,457
Freddie Mac Pool #QF2926 5.00% 11/1/2052 (a)		3,079	3,086
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)		1,951	1,987
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (a)		61	63
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)		37	39

167	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	USD	1,005	$891
Freddie Mac Pool #SD2065 4.00% 12/1/2052 (a)		970	926
Freddie Mac Pool #RA8200 4.00% 12/1/2052 (a)		509	485
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (a)		1,035	1,077
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)		14,659	14,371
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)		184	184
Freddie Mac Pool #RA8423 6.00% 1/1/2053 (a)		2,713	2,812
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (a)		2,093	2,097
Freddie Mac Pool #SD2462 5.50% 2/1/2053 (a)		35,993	36,698
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (a)		22,138	22,561
Freddie Mac Pool #QF8083 6.00% 2/1/2053 (a)		12,706	13,106
Freddie Mac Pool #QF9463 4.00% 3/1/2053 (a)		2,564	2,443
Freddie Mac Pool #SD2610 4.00% 3/1/2053 (a)		1,624	1,544
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (a)		72	69
Freddie Mac Pool #RA8720 4.00% 4/1/2053 (a)		2,530	2,414
Freddie Mac Pool #SD8314 4.50% 4/1/2053 (a)		186	182
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)		4,268	4,289
Freddie Mac Pool #QG1268 5.00% 4/1/2053 (a)		576	577
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)		516	515
Freddie Mac Pool #QG2977 4.00% 5/1/2053 (a)		185	177
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)		31	31
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)		7,837	7,851
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)		7,503	7,638
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)		3,211	3,279
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)		2,167	2,199
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)		12,391	12,781
Freddie Mac Pool #QG5002 4.00% 6/1/2053 (a)		572	544
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)		5,257	5,265
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)		17,958	18,267
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (a)		5,679	5,852
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)		2,746	2,829
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)		604	633
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)		523	548
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)		497	524
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)		489	515
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)		343	362
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)		275	289
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)		166	173
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)		155	166
Freddie Mac Pool #QG7153 4.00% 7/1/2053 (a)		5,072	4,841
Freddie Mac Pool #QG6067 4.00% 7/1/2053 (a)		537	510
Freddie Mac Pool #QG7958 4.00% 7/1/2053 (a)		65	62
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)		243	243
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)		6,917	7,046
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (a)		456	465
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (a)		7,709	7,974
Freddie Mac Pool #SD3434 6.00% 7/1/2053 (a)		2,669	2,751
Freddie Mac Pool #QG8958 4.00% 8/1/2053 (a)		471	448
Freddie Mac Pool #QG9629 4.00% 8/1/2053 (a)		393	373
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (a)		2,170	2,208
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (a)		2,138	2,177
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (a)		1,725	1,755
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (a)		1,330	1,355
Freddie Mac Pool #SD3639 6.00% 8/1/2053 (a)		4,095	4,223
Freddie Mac Pool #QH1059 6.00% 9/1/2053 (a)		8,774	9,055
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (a)		1,324	1,374
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)		1,002	1,042
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)		45,147	46,931
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (a)		761	762
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)		12,533	12,903

American Funds Insurance Series	168

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (a)	USD	3,006	$3,128
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)		572	573
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (a)		17,181	17,495
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (a)		1,888	1,942
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (a)		11,557	12,126
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)		1,610	1,678
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (a)		34	35
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (a)		4,609	4,749
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (a)		2,681	2,790
Freddie Mac Pool #QH9285 2.50% 1/1/2054 (a)		108	91
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)		543	566
Freddie Mac Pool #SD5910 4.00% 2/1/2054 (a)		184	176
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)		703	714
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)		4,478	4,607
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (a)		3,302	3,400
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)		164	169
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (a)		4,155	4,351
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)		376	382
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)		2,336	2,388
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)		1,714	1,742
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (a)		7,087	7,322
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)		4,925	5,097
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)		4,176	4,339
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (a)		1,879	1,956
Freddie Mac Pool #SD8421 6.00% 4/1/2054 (a)		145	150
Freddie Mac Pool #SD5316 6.00% 4/1/2054 (a)		20	21
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)		5,247	5,510
Freddie Mac Pool #SD8430 5.00% 5/1/2054 (a)		1,868	1,865
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (a)		35,963	36,756
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (a)		4,545	4,653
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)		2,621	2,693
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)		5,138	5,371
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)		2,633	2,689
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)		925	946
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (a)		22,984	23,769
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)		103	106
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)		5,550	5,829
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)		1,766	1,801
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)		19,112	19,635
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)		12,328	12,863
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)		2,726	2,810
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)		2,538	2,625
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)		207	213
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)		6,231	6,477
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)		2,247	2,358
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (a)		2,034	2,044
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (a)		1,389	1,392
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (a)		1,302	1,302
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (a)		3	3
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)		7,892	8,108
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)		4,491	4,623
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)		2,184	2,252
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)		523	539
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)		128	133
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (a)		62	64
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)		11,370	11,901
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)		10,081	10,552
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)		6,028	6,266
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)		4,125	4,326
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)		2,688	2,815

169	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	USD	1,700	$1,776
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)		887	925
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)		7	7
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)		4,124	4,292
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)		453	467
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)		237	245
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)		224	233
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)		216	225
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)		138	142
Freddie Mac Pool #QJ3982 6.00% 9/1/2054 (a)		42	43
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (a)		22	23
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)		4,015	4,192
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)		2,325	2,430
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)		1,696	1,770
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)		1,067	1,109
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)		922	967
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)		955	969
Freddie Mac Pool #QJ5971 6.00% 10/1/2054 (a)		144	149
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (a)		46	47
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (a)		22	23
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)		4,703	4,900
Freddie Mac Pool #QJ7714 6.50% 10/1/2054 (a)		123	128
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (a)		4,196	3,984
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)		4,697	4,590
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)		2,596	2,593
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)		10,494	10,659
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)		10,239	10,390
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (a)		2,822	2,904
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)		3,344	3,338
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)		6	6
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)		253	256
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (a)		13	13
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (a)		260	268
Freddie Mac Pool #QX0548 6.50% 12/1/2054 (a)		673	700
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)		1,300	1,319
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)		5,110	5,292
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)		2,130	2,217
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)		2,041	2,097
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)		1,547	1,603
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)		517	531
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (a)		5,331	5,609
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)		4,537	4,432
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)		2,707	2,781
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)		1,637	1,692
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)		4,159	4,273
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)		6,166	6,409
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)		6,852	7,040
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)		749	770
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (a)		1,000	1,061
Freddie Mac Pool #QY0611 7.00% 4/1/2055 (a)		1,000	1,056
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)		190	190
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (a)		5,143	5,218
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)		3,005	3,088
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)		859	858
Freddie Mac Pool #RJ4979 5.50% 6/1/2055 (a)		222	225
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (a)		3,937	3,929
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (a)		11,844	12,016
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)		17,994	18,482
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)		640	658
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (a)		2,080	2,162

American Funds Insurance Series	170

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	USD	7,619	$7,826
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (a)		3,830	3,935
Freddie Mac Pool #RQ0056 5.50% 10/1/2055 (a)		1,894	1,921
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (a)		949	880
Freddie Mac Pool #RQ0082 4.00% 1/1/2056 (a)		4,000	3,796
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035 (a)		33	34
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (a)		88	92
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (a)(b)		3,461	3,484
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (a)		77	68
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (a)		69	61
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(b)		5,318	5,222
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (a)		1,306	1,273
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)		7,344	7,165
Government National Mortgage Assn. 2.00% 1/1/2056 (a)(d)		6,176	5,117
Government National Mortgage Assn. 2.50% 1/1/2056 (a)(d)		4,300	3,710
Government National Mortgage Assn. 5.00% 1/1/2056 (a)(d)		135	135
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049 (a)		8,842	8,480
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)		24	24
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049 (a)		3,633	3,619
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (a)		8,144	7,513
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)		1,845	1,530
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)		3,200	2,653
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (a)		7,322	6,269
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)		2,712	2,317
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)		2,624	2,247
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)		3,845	3,320
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)		3,308	2,836
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)		214	193
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)		165	149
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)		4,422	4,076
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (a)		4,579	4,123
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)		3,773	3,460
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)		20,329	18,786
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (a)		7,218	6,880
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)		5,056	4,813
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (a)		3,238	3,176
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)		11,481	11,248
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)		2,951	2,958
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)		7,397	7,249
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)		12,305	12,036
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)		1,705	1,621
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)		20,281	19,787
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (a)		3,466	3,505
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)		2,039	2,062
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (a)		7,908	7,992
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)		12,832	12,970
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)		1,451	1,083
Uniform Mortgage-Backed Security 2.00% 1/1/2041 (a)(d)		5,845	5,413
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (a)(d)		53,078	42,918
Uniform Mortgage-Backed Security 3.00% 1/1/2056 (a)(d)		4,335	3,835
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (a)(d)		154	142
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (a)(d)		20,135	19,659
Uniform Mortgage-Backed Security 5.00% 1/1/2056 (a)(d)		23,668	23,607
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (a)(d)		1,089	1,132
Uniform Mortgage-Backed Security 7.00% 1/1/2056 (a)(d)		12,098	12,733
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (a)(d)		27,516	25,355
Uniform Mortgage-Backed Security 4.00% 2/1/2056 (a)(d)		17,770	16,847
			2,904,435

171	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities 3.57%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.494% 6/15/2040 (a)(b)(e)	USD	11,443	$11,504
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(e)		11,892	11,486
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.442% 7/15/2041 (a)(b)(e)		1,251	1,254
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (a)		770	764
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (a)		100	98
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (a)(b)		684	731
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (a)(b)		500	534
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (a)		3,537	3,702
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (a)		123	121
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (a)		1,018	965
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (a)		295	271
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (a)		2,541	2,522
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (a)(b)		781	785
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (a)(b)		3,361	3,507
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (a)(b)		2,174	2,275
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (a)(b)		2,774	2,910
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (a)(b)		7,780	8,150
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 5.865% 6/15/2027 (a)(b)(e)		8,476	8,500
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.291% 5/15/2034 (a)(b)(e)		2,183	2,186
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 4.612% 11/15/2036 (a)(b)(e)		10,670	10,664
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.241% 4/15/2037 (a)(b)(e)		2,778	2,783
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.715% 11/15/2038 (a)(b)(e)		7,785	7,782
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.115% 11/15/2038 (a)(b)(e)		264	264
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.365% 11/15/2038 (a)(b)(e)		78	78
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 5.715% 11/15/2038 (a)(b)(e)		118	118
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.74% 1/17/2039 (a)(b)(e)		8,600	8,597
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (a)(b)(e)		26,909	27,302
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.442% 8/15/2041 (a)(b)(e)		7,715	7,740
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (a)(b)(e)		28,535	28,830
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (a)(b)(e)		25,957	26,020
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.641% 7/15/2041 (a)(b)(e)		1,514	1,518
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.392% 8/15/2041 (a)(b)(e)		5,461	5,460
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(b)(e)		19,044	19,637
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (a)		244	243
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (a)(b)(e)		8,924	9,165
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (a)(e)		966	996
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (a)(e)		1,121	1,157
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/12/2040 (a)(b)(e)		862	893
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (a)		200	198
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(b)(e)		7,301	7,455
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.05% 10/15/2042 (a)(b)(e)		9,486	9,514
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (a)(b)		2,432	2,494
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (a)(b)(e)		1,508	1,513
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(b)(e)		10,443	10,568
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (a)		400	395
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (a)		100	98
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (a)		1,536	1,414
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (a)(b)(e)		8,260	8,278
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (a)(b)(e)		15,120	15,694
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (a)(b)(e)		1,478	1,497
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (a)(b)(e)		24,720	25,650
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.10% 3/15/2042 (a)(b)(e)		28,416	28,487
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (a)		640	633

American Funds Insurance Series	172

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (a)	USD	240	$236
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(e)		6,854	6,204
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (a)(b)		2,040	2,024
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.293% 12/15/2039 (a)(b)(e)		13,015	13,029
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (a)		59	58
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (a)		245	243
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (a)(b)(e)		4,409	4,422
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.142% 5/15/2039 (a)(b)(e)		3,848	3,847
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(e)		4,065	3,639
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 4.944% 11/15/2038 (a)(b)(e)		221	221
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.194% 11/15/2038 (a)(b)(e)		118	118
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (a)(b)(e)		26,882	26,674
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (a)		2,550	2,540
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (a)		1,019	975
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (a)(b)		5,667	5,970
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (a)		205	204
			405,804

Collateralized mortgage-backed obligations (privately originated) 2.87%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(b)(e)		1,464	1,328
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(e)		49	47
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (a)(e)(f)		3,728	3,648
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(e)(f)		11,242	11,004
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(b)(e)		532	504
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(b)(e)		159	157
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(e)		631	582
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(b)(e)		1,869	1,865
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(b)(e)		12,435	12,207
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(b)(e)		4,882	4,673
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(b)(e)		107	101
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(b)(e)		969	884
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.274% 12/25/2042 (a)(b)(e)		411	420
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.174% 5/25/2043 (a)(b)(e)		2,028	2,067
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.774% 6/25/2043 (a)(b)(e)		1,083	1,091
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.574% 7/25/2043 (a)(b)(e)		517	519
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.924% 1/25/2044 (a)(b)(e)		2,503	2,501
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 1/25/2044 (a)(b)(e)		507	511
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 2/25/2044 (a)(b)(e)		242	242
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 2/25/2044 (a)(b)(e)		1,053	1,060
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2044 (a)(b)(e)		1,578	1,577
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.924% 9/25/2044 (a)(b)(e)		167	167
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.474% 9/25/2044 (a)(b)(e)		1,584	1,586
173	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.874% 2/25/2045 (a)(b)(e)	USD	1,955	$1,959
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.024% 2/25/2045 (a)(b)(e)		3,390	3,397
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2045 (a)(b)(e)		5,187	5,202
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(b)(e)		1,632	1,365
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (a)(b)(e)		1,791	1,498
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.824% 6/25/2042 (a)(b)(e)		101	103
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.024% 9/25/2042 (a)(b)(e)		123	124
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.574% 9/25/2042 (a)(b)(e)		1,519	1,585
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 5.224% 2/25/2044 (a)(b)(e)		2,438	2,440
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2044 (a)(b)(e)		10,256	10,273
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 4.874% 10/25/2044 (a)(b)(e)		62	62
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.324% 10/25/2044 (a)(b)(e)		1,648	1,648
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2045 (a)(b)(e)		2,282	2,288
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2045 (a)(b)(e)		6,559	6,560
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(e)(f)		3,684	3,725
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(b)(e)		1,568	1,444
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(e)(f)		655	644
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (a)(e)		3,828	3,748
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (a)(e)(f)		13,470	13,613
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(b)(e)		537	548
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(e)		591	592
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(e)		1,805	1,808
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (a)(b)(e)		1,819	1,679
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(e)(f)		17,976	18,016
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(e)(f)		3,098	3,108
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.637% 3/25/2053 (a)(b)(e)		2,237	2,233
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.695% 4/25/2053 (a)(b)(e)		1,698	1,685
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(e)(f)		5,345	5,395
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(e)(f)		2,650	2,674
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(e)(f)		5,910	5,981
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(e)(f)		5,619	5,690
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(e)(f)		14,545	14,727
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(e)(f)		4,358	4,369
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(e)(f)		16,390	16,559
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(b)(e)		7,668	7,687
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(b)(e)		1,245	1,117
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(e)		1,077	1,063
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(b)(e)		1,044	1,005
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(e)		14,298	13,641
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(e)		4,038	3,852
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(e)(f)		2,983	2,892
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.50% 10/17/2041 (a)(b)(e)		6,364	6,389
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(e)		6,910	6,344
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.03% 7/25/2065 (a)(b)(e)		3,039	3,071
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(g)		1,368	1,368
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (a)(e)		5,017	4,955
American Funds Insurance Series	174

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(e)	USD	8,559	$8,592
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(e)		7,453	7,456
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (a)(e)		3,343	3,324
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(e)(f)		12,295	12,443
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(e)(f)		5,466	5,541
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (a)(e)(f)		11,832	11,940
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(b)(e)		3,935	3,959
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(e)(f)		19,755	19,928
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(e)(f)		4,404	4,425
			326,475
Total mortgage-backed obligations			3,636,714

Corporate bonds and notes 30.21%
Financials 9.16%
AerCap Ireland Capital DAC 1.75% 1/30/2026		2,841	2,836
AerCap Ireland Capital DAC 2.45% 10/29/2026		10,289	10,152
AerCap Ireland Capital DAC 6.45% 4/15/2027		3,994	4,104
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (e)(f)		1,597	1,696
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (e)(f)		1,995	2,109
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (f)	EUR	437	524
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (f)		2,840	3,647
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (f)		4,065	5,061
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (f)	USD	359	392
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (f)		1,618	1,661
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (f)		4,927	5,120
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (f)		2,464	2,603
American International Group, Inc. 4.85% 5/7/2030		24,445	25,070
American International Group, Inc. 5.125% 3/27/2033		2,749	2,831
Aon Corp. 5.35% 2/28/2033		1,083	1,128
Aon North America, Inc. 5.15% 3/1/2029		3,015	3,103
Aon North America, Inc. 5.30% 3/1/2031		1,005	1,048
Aon North America, Inc. 5.45% 3/1/2034		2,550	2,651
Aon North America, Inc. 5.75% 3/1/2054		1,163	1,158
Arthur J. Gallagher & Co. 4.85% 12/15/2029		3,140	3,215
Arthur J. Gallagher & Co. 5.15% 2/15/2035		1,845	1,866
Arthur J. Gallagher & Co. 5.55% 2/15/2055		1,845	1,772
Banco Santander SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (f)		1,400	1,377
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (f)		4,295	4,226
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (f)		2,635	2,646
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (f)		3,202	3,055
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (f)		339	354
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029) (f)		1,150	1,144
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (f)		24,072	21,536
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (f)		41,179	36,834
Bank of Nova Scotia (The) 5.25% 6/12/2028		1,370	1,411
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY	300,000	1,909
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (f)	USD	2,585	2,617
Block, Inc. 2.75% 6/1/2026		1,975	1,964
Block, Inc. 5.625% 8/15/2030 (e)		1,735	1,771
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (e)(f)		13,134	12,934
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (e)(f)		3,594	3,403
BPCE SA 0.895% 12/14/2026	JPY	100,000	636
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (e)(f)	USD	2,150	2,151
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (e)(f)		5,000	5,307
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (e)(f)		1,285	1,331
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (e)(f)		1,845	1,929

175	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Financials (continued)
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (e)(f)	USD	3,814	$3,917
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (e)(f)		4,503	4,698
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (e)(f)		10,948	11,375
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (e)(f)		1,900	2,121
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (f)		515	529
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (f)		1,204	1,302
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (f)		2,920	3,110
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (f)		2,445	2,539
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031		526	483
Chubb INA Holdings, LLC 3.35% 5/3/2026		2,020	2,017
Chubb INA Holdings, LLC 5.00% 3/15/2034		4,400	4,503
Chubb INA Holdings, LLC 4.35% 11/3/2045		2,015	1,761
Citibank, NA 5.803% 9/29/2028		4,100	4,300
Citigroup, Inc. 4.60% 3/9/2026		1,800	1,801
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (f)		7,800	8,006
Citigroup, Inc. 4.412% 3/31/2031 (USD-SOFR + 3.914% on 3/31/2030) (f)		933	933
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (f)		20,610	21,059
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (f)		3,937	3,574
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (f)		990	907
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (f)		3,090	2,951
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (f)		123	129
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (f)		1,874	1,918
Corebridge Financial, Inc. 3.65% 4/5/2027		3,913	3,890
Corebridge Financial, Inc. 3.85% 4/5/2029		3,534	3,479
Corebridge Financial, Inc. 3.90% 4/5/2032		3,964	3,764
Corebridge Financial, Inc. 4.35% 4/5/2042		361	310
Credit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026) (e)(f)		2,450	2,445
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (e)(f)		2,990	2,940
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (e)(f)		2,975	2,982
Deutsche Bank AG 4.10% 1/13/2026		7,305	7,305
Deutsche Bank AG 4.10% 1/13/2026		857	857
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (f)		17,595	17,308
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (f)		1,590	1,518
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (f)		3,200	3,265
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (e)(f)		1,200	1,188
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026) (f)	EUR	1,845	2,165
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (f)		4,230	4,954
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (f)		3,855	4,900
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (f)		12,035	15,267
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (f)		390	487
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (f)	USD	205	216
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (f)		1,968	2,000
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031) (f)		11,396	11,964
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026) (f)		3,030	3,015
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (f)		13,275	13,046
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (f)		12,997	12,780
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (f)		3,703	3,646
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (f)		5,534	5,505
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (f)		4,895	4,952
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (f)		20,687	21,617
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (f)		14,659	15,144
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (f)		12,107	12,081
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (f)		3,160	2,319
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (f)		14,232	13,551
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (f)		9,437	8,581
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (f)		2,000	2,064
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (f)		1,680	1,703
American Funds Insurance Series	176

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Intesa Sanpaolo SpA 5.71% 1/15/2026 (e)	USD	15,400	$15,408
Intesa Sanpaolo SpA 3.875% 7/14/2027 (e)		6,250	6,235
Intesa Sanpaolo SpA 3.875% 1/12/2028 (e)		1,986	1,973
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (e)(f)		5,100	6,064
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)		705	673
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (f)		323	322
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (f)		1,400	1,422
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (f)		20,000	20,213
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (f)		2,678	2,732
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (f)		8,670	8,805
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (f)		11,980	12,022
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (f)		6,480	6,762
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (f)		10,724	11,012
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)		6,549	6,643
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (f)		3,870	4,001
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (f)		700	698
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (f)		791	706
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (f)		5,313	4,796
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (f)		19,889	20,526
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)		51,163	53,698
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (f)		2,415	2,386
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (e)(f)		1,375	1,420
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (f)		1,625	1,643
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (f)		200	203
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (f)		1,979	2,084
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035		2,285	2,316
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044		250	245
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055		2,060	1,985
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (e)(f)		1,405	1,559
MetLife, Inc. 5.375% 7/15/2033		1,279	1,349
Metropolitan Life Global Funding I 5.40% 9/12/2028 (e)		840	870
Metropolitan Life Global Funding I 4.85% 1/8/2029 (e)		2,050	2,093
Metropolitan Life Global Funding I 5.15% 3/28/2033 (e)		619	637
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (f)		6,200	6,114
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (f)		2,225	2,185
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (f)		1,430	1,472
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (f)		763	784
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (f)		1,367	1,349
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (f)		1,701	1,769
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (f)		2,020	2,090
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (f)		13,336	13,148
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (f)		350	357
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (f)		21,869	22,369
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (f)		21,784	22,702
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (f)		1,704	1,725
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (f)		4,664	4,810

177	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (f)	USD	3,031	$2,665
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (f)		11,313	11,773
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (f)		3,069	3,160
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (f)		23,571	23,371
Morgan Stanley Bank, N.A. 5.882% 10/30/2026		2,775	2,817
MSCI, Inc. 3.25% 8/15/2033 (e)		695	624
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026) (f)		3,555	3,565
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (f)		2,170	2,209
Navient Corp. 5.625% 8/1/2033		2,470	2,260
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028 (e)		2,090	2,139
OneMain Finance Corp. 7.125% 3/15/2026		87	88
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (f)		EUR565	709
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (f)		165	202
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (f)		1,345	1,742
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (f)		USD4,594	4,766
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)		12,265	13,887
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)		635	670
Royal Bank of Canada 4.95% 2/1/2029		1,360	1,397
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (f)		5,100	5,316
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029) (f)		3,706	3,792
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (e)(f)		546	577
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026		1,429	1,443
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027		1,100	1,080
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028		1,045	1,089
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033		373	398
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (e)		1,400	1,459
Swedbank AB 6.136% 9/12/2026 (e)		2,100	2,131
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026) (f)		1,370	1,381
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (f)		2,605	2,647
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (f)		2,396	2,585
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (f)		1,741	1,803
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (f)		4,707	4,866
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (f)		1,586	1,688
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (f)		2,440	2,568
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (f)		2,115	2,142
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (f)		7,300	7,562
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (f)		2,839	2,861
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (f)		1,712	1,827
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (e)(f)		11,200	11,169
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (e)(f)		6,623	6,519
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (e)(f)		17,490	18,094
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (e)(f)		14,459	15,109
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (e)(f)		9,636	9,548
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (e)(f)		1,392	1,235
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (e)(f)		20,425	18,972
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (e)(f)		4,038	3,623
UniCredit SpA 4.625% 4/12/2027 (e)		1,395	1,404
Vigorous Champion International, Ltd. 4.25% 5/28/2029		462	462
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (f)		6,615	6,573
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (f)		11,151	11,384
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (f)		1,003	980
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (f)		8,357	8,452
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (f)		2,545	2,638
American Funds Insurance Series	178

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (f)	USD	7,187	$7,420
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (f)		6,025	6,271
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (f)		4,062	4,499
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (f)		5,719	4,925
			1,040,334

Health care 4.08%
AbbVie, Inc. 5.05% 3/15/2034		18,501	19,019
AbbVie, Inc. 5.35% 3/15/2044		800	791
AbbVie, Inc. 5.40% 3/15/2054		15,770	15,345
AbbVie, Inc. 5.50% 3/15/2064		550	535
Amgen, Inc. 5.15% 3/2/2028		5,326	5,452
Amgen, Inc. 4.05% 8/18/2029		7,429	7,425
Amgen, Inc. 2.45% 2/21/2030		5,131	4,787
Amgen, Inc. 5.25% 3/2/2030		2,854	2,964
Amgen, Inc. 4.20% 3/1/2033		8,502	8,314
Amgen, Inc. 5.25% 3/2/2033		20,793	21,530
Amgen, Inc. 4.875% 3/1/2053		3,360	2,960
Amgen, Inc. 4.40% 2/22/2062		196	153
AstraZeneca Finance, LLC 5.00% 2/26/2034		6,925	7,170
Baxter International, Inc. 4.45% 2/15/2029		9,503	9,539
Baxter International, Inc. 2.539% 2/1/2032		3,906	3,405
Bristol-Myers Squibb Co. 5.10% 2/22/2031		3,990	4,156
Bristol-Myers Squibb Co. 5.20% 2/22/2034		22,685	23,590
Bristol-Myers Squibb Co. 5.50% 2/22/2044		425	426
Bristol-Myers Squibb Co. 2.55% 11/13/2050		2,113	1,252
Bristol-Myers Squibb Co. 3.70% 3/15/2052		2,197	1,616
Bristol-Myers Squibb Co. 5.55% 2/22/2054		12,840	12,619
Centene Corp. 4.25% 12/15/2027		14,860	14,782
Centene Corp. 2.45% 7/15/2028		12,410	11,630
Centene Corp. 4.625% 12/15/2029		14,945	14,506
Centene Corp. 3.375% 2/15/2030		15,718	14,489
Cigna Group (The) 5.125% 5/15/2031		2,095	2,166
Cigna Group (The) 5.25% 2/15/2034		3,745	3,858
Cigna Group (The) 6.00% 1/15/2056		1,600	1,646
CVS Health Corp. 5.125% 2/21/2030		1,720	1,768
CVS Health Corp. 5.25% 1/30/2031		960	992
CVS Health Corp. 5.55% 6/1/2031		3,707	3,881
CVS Health Corp. 5.00% 9/15/2032		5,853	5,976
CVS Health Corp. 5.25% 2/21/2033		2,122	2,185
CVS Health Corp. 5.70% 6/1/2034		7,706	8,078
CVS Health Corp. 5.45% 9/15/2035		4,471	4,578
CVS Health Corp. 6.05% 6/1/2054		1,995	1,985
CVS Health Corp. 6.20% 9/15/2055		6,535	6,640
CVS Health Corp. 6.00% 6/1/2063		1,076	1,044
Elevance Health, Inc. 4.95% 11/1/2031		2,322	2,377
Elevance Health, Inc. 5.20% 2/15/2035		7,577	7,746
Elevance Health, Inc. 4.55% 5/15/2052		271	226
Elevance Health, Inc. 5.125% 2/15/2053		784	710
Elevance Health, Inc. 5.70% 2/15/2055		995	973
Eli Lilly and Co. 5.10% 2/12/2035		23,057	23,845
Eli Lilly and Co. 5.50% 2/12/2055		7,907	7,923
Gilead Sciences, Inc. 5.25% 10/15/2033		3,340	3,511
HCA,Inc. 5.20% 6/1/2028		4,165	4,268
HCA, Inc. 2.375% 7/15/2031		2,233	2,005
HCA, Inc. 3.625% 3/15/2032		2,400	2,270
HCA,Inc. 4.625% 3/15/2052		226	185
Humana, Inc. 5.375% 4/15/2031		5,530	5,719

179	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Humana, Inc. 5.55% 5/1/2035	USD	1,735	$1,772
Humana, Inc. 5.75% 4/15/2054		954	902
Johnson & Johnson 4.80% 6/1/2029		3,970	4,101
Johnson & Johnson 4.90% 6/1/2031		4,175	4,361
Merck & Co.,Inc. 1.70% 6/10/2027		3,093	3,014
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		1,375	1,393
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		7,942	8,029
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		5,622	5,327
Roche Holdings, Inc. 1.93% 12/13/2028 (e)		7,545	7,164
Roche Holdings, Inc. 4.592% 9/9/2034 (e)		765	763
Roche Holdings, Inc. 2.607% 12/13/2051 (e)		645	395
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026		306	304
Stryker Corp. 4.85% 2/10/2030		1,235	1,269
Stryker Corp. 5.20% 2/10/2035		1,110	1,140
Takeda U.S. Financing, Inc. 5.20% 7/7/2035		12,074	12,303
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		28,059	29,142
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		4,431	4,485
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		3,720	4,097
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031		2,935	3,383
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032		725	761
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		26,266	19,898
UnitedHealth Group,Inc. 4.80% 1/15/2030		395	405
UnitedHealth Group, Inc. 2.00% 5/15/2030		466	425
UnitedHealth Group, Inc. 4.95% 1/15/2032		1,910	1,958
UnitedHealth Group, Inc. 4.20% 5/15/2032		1,654	1,633
UnitedHealth Group, Inc. 5.15% 7/15/2034		15,956	16,348
UnitedHealth Group, Inc. 3.05% 5/15/2041		1,300	986
UnitedHealth Group, Inc. 4.25% 6/15/2048		960	786
UnitedHealth Group, Inc. 3.25% 5/15/2051		572	388
UnitedHealth Group, Inc. 5.625% 7/15/2054		10,472	10,283
UnitedHealth Group, Inc. 4.95% 5/15/2062		69	60
Viatris, Inc. 4.00% 6/22/2050		1,761	1,173
			463,458

Consumer discretionary 3.73%
Advance Auto Parts, Inc. 7.375% 8/1/2033 (e)		3,110	3,124
Allied Universal Holdco, LLC 4.625% 6/1/2028 (e)		335	331
Amazon.com, Inc. 1.65% 5/12/2028		3,860	3,685
Amazon.com, Inc. 3.45% 4/13/2029		600	593
Amazon.com, Inc. 4.65% 11/20/2035		4,048	4,033
Amazon.com, Inc. 5.45% 11/20/2055		10,475	10,231
Amazon.com, Inc. 3.25% 5/12/2061		4,100	2,625
Amazon.com, Inc. 4.10% 4/13/2062		470	363
Amazon.com, Inc. 5.55% 11/20/2065		4,765	4,626
BMW US Capital, LLC 3.45% 4/1/2027 (e)		1,075	1,069
BMW US Capital, LLC 3.70% 4/1/2032 (e)		1,350	1,286
Carnival Corp. 5.125% 5/1/2029 (e)		3,500	3,541
Carnival Corp. 5.75% 8/1/2032 (e)		5,880	6,042
Carnival Corp. 6.125% 2/15/2033 (e)		4,115	4,251
Ford Motor Co. 3.25% 2/12/2032		620	547
Ford Motor Credit Co., LLC 6.95% 3/6/2026		855	857
Ford Motor Credit Co., LLC 6.95% 6/10/2026		755	762
Ford Motor Credit Co., LLC 5.125% 11/5/2026		4,795	4,822
Ford Motor Credit Co., LLC 4.271% 1/9/2027		13,882	13,815
Ford Motor Credit Co., LLC 5.80% 3/5/2027		3,145	3,185
Ford Motor Credit Co., LLC 5.85% 5/17/2027		1,940	1,971
Ford Motor Credit Co., LLC 4.125% 8/17/2027		37,170	36,884
Ford Motor Credit Co., LLC 3.815% 11/2/2027		3,990	3,931

American Funds Insurance Series	180

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 7.35% 11/4/2027	USD	1,674	$1,748
Ford Motor Credit Co., LLC 5.918% 3/20/2028		24,035	24,608
Ford Motor Credit Co., LLC 6.80% 5/12/2028		2,030	2,119
Ford Motor Credit Co., LLC 6.798% 11/7/2028		762	800
Ford Motor Credit Co., LLC 2.90% 2/10/2029		1,065	1,001
Ford Motor Credit Co., LLC 5.80% 3/8/2029		6,740	6,889
Ford Motor Credit Co., LLC 5.113% 5/3/2029		9,854	9,872
Ford Motor Credit Co., LLC 5.303% 9/6/2029		5,407	5,452
Ford Motor Credit Co., LLC 7.35% 3/6/2030		10,668	11,454
Ford Motor Credit Co., LLC 7.20% 6/10/2030		1,015	1,089
Ford Motor Credit Co., LLC 4.00% 11/13/2030		18,420	17,402
Ford Motor Credit Co., LLC 6.05% 3/5/2031		12,074	12,420
Ford Motor Credit Co., LLC 3.625% 6/17/2031		3,037	2,784
Ford Motor Credit Co., LLC 6.054% 11/5/2031		19,460	19,961
Ford Motor Credit Co., LLC 7.122% 11/7/2033		3,167	3,403
Ford Motor Credit Co., LLC 6.125% 3/8/2034		12,096	12,297
General Motors Financial Co., Inc. 1.50% 6/10/2026		6,712	6,637
General Motors Financial Co., Inc. 2.35% 2/26/2027		9,771	9,579
General Motors Financial Co., Inc. 5.45% 7/15/2030		8,013	8,324
General Motors Financial Co., Inc. 5.625% 4/4/2032		1,201	1,251
General Motors Financial Co., Inc. 5.90% 1/7/2035		2,888	3,013
Home Depot, Inc. 2.95% 6/15/2029		1,966	1,903
Home Depot, Inc. 4.85% 6/25/2031		2,559	2,647
Home Depot, Inc. 4.95% 6/25/2034		4,749	4,859
Home Depot, Inc. 4.50% 12/6/2048		1,915	1,655
Home Depot, Inc. 5.30% 6/25/2054		2,234	2,138
Hyatt Hotels Corp. 5.05% 3/30/2028		8,567	8,728
Hyundai Capital America 1.30% 1/8/2026 (e)		6,000	5,997
Hyundai Capital America 5.50% 3/30/2026 (e)		705	707
Hyundai Capital America 1.50% 6/15/2026 (e)		7,475	7,390
Hyundai Capital America 1.65% 9/17/2026 (e)		7,275	7,158
Hyundai Capital America 3.00% 2/10/2027 (e)		9,000	8,903
Hyundai Capital America 5.275% 6/24/2027 (e)		1,650	1,678
Hyundai Capital America 2.375% 10/15/2027 (e)		7,543	7,325
Hyundai Capital America 5.60% 3/30/2028 (e)		1,385	1,426
Hyundai Capital America 5.30% 6/24/2029 (e)		1,523	1,568
Hyundai Capital America 5.15% 3/27/2030 (e)		25,720	26,370
Hyundai Capital America 5.40% 6/24/2031 (e)		3,365	3,484
Hyundai Capital Services, Inc. 1.25% 2/8/2026 (e)		3,695	3,684
Marriott International, Inc. 5.00% 10/15/2027		4,470	4,549
Marriott International, Inc. 4.90% 4/15/2029		653	668
Marriott International, Inc. 5.35% 3/15/2035		1,365	1,405
McDonald’s Corp. 5.00% 5/17/2029		1,305	1,344
McDonald’s Corp. 4.95% 3/3/2035		786	797
McDonald’s Corp. 4.45% 3/1/2047		3,535	3,027
McDonald’s Corp. 3.625% 9/1/2049		2,938	2,165
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (e)		267	252
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (e)		8,860	9,423
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036		10,252	10,299
Sands China, Ltd. 2.30% 3/8/2027		2,368	2,314
Toyota Motor Credit Corp. 3.375% 4/1/2030		4,954	4,824
Toyota Motor Credit Corp. 4.55% 5/17/2030		1,625	1,655
Toyota Motor Credit Corp. 5.55% 11/20/2030		690	732
Travel + Leisure Co. 6.625% 7/31/2026 (e)		675	682
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (e)		1,635	1,657
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (e)		5,190	5,577
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (e)		410	413
			424,080

181	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Utilities 3.30%
AEP Texas, Inc. 3.45% 5/15/2051	USD	1,380	$937
AEP Transmission Co., LLC 5.375% 6/15/2035		1,075	1,111
Alabama Power Co. 3.00% 3/15/2052		3,219	2,095
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (e)		410	331
Baltimore Gas and Electric Co. 4.55% 6/1/2052		525	445
Berkshire Hathaway Energy Co. 4.50% 2/1/2045		5,895	5,127
Berkshire Hathaway Energy Co. 4.60% 5/1/2053		1,017	857
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (e)		2,400	2,361
Comision Federal de Electricidad 4.688% 5/15/2029 (e)		3,655	3,623
Connecticut Light and Power Co. (The) 2.05% 7/1/2031		1,775	1,581
DTE Energy Co. 5.10% 3/1/2029		7,900	8,098
DTE Energy Co. 3.00% 3/1/2032		259	240
Duke Energy Carolinas, LLC 5.35% 1/15/2053		332	320
Duke Energy Florida, LLC 5.875% 11/15/2033		370	400
Duke Energy Florida, LLC 3.40% 10/1/2046		5,669	4,158
Duke Energy Florida, LLC 3.00% 12/15/2051		293	191
Duke Energy Florida, LLC 5.95% 11/15/2052		575	597
Duke Energy Progress, LLC 3.70% 9/1/2028		3,750	3,738
Duke Energy Progress, LLC 2.00% 8/15/2031		1,775	1,577
Duke Energy Progress, LLC 2.50% 8/15/2050		644	377
Edison International 4.125% 3/15/2028		6,768	6,696
Edison International 6.95% 11/15/2029		1,575	1,678
Electricite de France SA 5.65% 4/22/2029 (e)		1,420	1,479
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (f)	EUR	2,800	3,217
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (e)(f)	USD	1,575	1,838
Emera US Finance, LP 2.639% 6/15/2031		4,400	3,984
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (e)		1,310	1,302
Entergy Louisiana, LLC 4.20% 9/1/2048		5,637	4,561
Eversource Energy 5.00% 1/1/2027		3,415	3,446
FirstEnergy Corp. 2.25% 9/1/2030		12,602	11,418
Florida Power & Light Co. 4.40% 5/15/2028		1,655	1,677
Florida Power & Light Co. 5.10% 4/1/2033		7,431	7,711
Florida Power & Light Co. 4.80% 5/15/2033		2,929	2,987
Florida Power & Light Co. 5.30% 4/1/2053		1,255	1,203
Georgia Power Co. 4.95% 5/17/2033		1,845	1,882
Georgia Power Co. 5.25% 3/15/2034		3,200	3,305
Georgia Power Co. 3.70% 1/30/2050		190	143
Jersey Central Power & Light Co. 2.75% 3/1/2032 (e)		525	472
NiSource, Inc. 5.40% 6/30/2033		650	675
Pacific Gas and Electric Co. 3.15% 1/1/2026		27,543	27,543
Pacific Gas and Electric Co. 2.95% 3/1/2026		10,850	10,824
Pacific Gas and Electric Co. 2.10% 8/1/2027		2,026	1,965
Pacific Gas and Electric Co. 3.30% 12/1/2027		7,105	7,000
Pacific Gas and Electric Co. 3.00% 6/15/2028		2,542	2,466
Pacific Gas and Electric Co. 3.75% 7/1/2028		13,760	13,595
Pacific Gas and Electric Co. 4.65% 8/1/2028		7,900	7,960
Pacific Gas and Electric Co. 4.55% 7/1/2030		35,449	35,312
Pacific Gas and Electric Co. 2.50% 2/1/2031		21,597	19,464
Pacific Gas and Electric Co. 6.40% 6/15/2033		11,619	12,552
Pacific Gas and Electric Co. 6.95% 3/15/2034		1,294	1,440
Pacific Gas and Electric Co. 5.80% 5/15/2034		3,581	3,721
Pacific Gas and Electric Co. 3.30% 8/1/2040		10,340	7,854
Pacific Gas and Electric Co. 3.50% 8/1/2050		15,807	10,679
Pacific Gas and Electric Co. 5.90% 10/1/2054		2,410	2,321
PacifiCorp 3.30% 3/15/2051		325	209
PacifiCorp 2.90% 6/15/2052		586	344
PacifiCorp 5.80% 1/15/2055		7,735	7,224
PECO Energy Co. 5.25% 9/15/2054		1,775	1,680

American Funds Insurance Series	182

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Public Service Electric and Gas Co. 3.20% 5/15/2029	USD	6,000	$5,850
Public Service Electric and Gas Co. 5.20% 8/1/2033		1,200	1,246
Public Service Electric and Gas Co. 5.50% 3/1/2055		1,503	1,476
Southern California Edison Co. 4.90% 6/1/2026		1,177	1,179
Southern California Edison Co. 3.65% 3/1/2028		225	222
Southern California Edison Co. 5.30% 3/1/2028		3,601	3,679
Southern California Edison Co. 4.20% 3/1/2029		7,286	7,244
Southern California Edison Co. 2.85% 8/1/2029		7,498	7,112
Southern California Edison Co. 5.25% 3/15/2030		19,378	19,884
Southern California Edison Co. 2.50% 6/1/2031		5,044	4,527
Southern California Edison Co. 5.45% 6/1/2031		8,795	9,106
Southern California Edison Co. 5.20% 6/1/2034		5,196	5,226
Southern California Edison Co. 5.45% 3/1/2035		1,845	1,872
Southern California Edison Co. 5.75% 4/1/2035		4,549	4,702
Southern California Edison Co. 5.35% 7/15/2035		6,450	6,496
Southern California Edison Co. 5.625% 2/1/2036		7,051	7,138
Southern California Edison Co. 3.60% 2/1/2045		2,417	1,748
Southern California Edison Co. 2.95% 2/1/2051		738	451
Southwestern Electric Power Co. 1.65% 3/15/2026		3,550	3,531
Southwestern Electric Power Co. 3.25% 11/1/2051		2,075	1,372
Virginia Electric & Power 2.40% 3/30/2032		2,575	2,294
Wisconsin Power and Light Co. 1.95% 9/16/2031		525	461
Wisconsin Power and Light Co. 3.65% 4/1/2050		1,075	785
Wisconsin Public Service Corp. 2.85% 12/1/2051		375	238
Xcel Energy, Inc. 5.50% 3/15/2034		4,230	4,370
			374,200

Communication services 2.48%
Alphabet, Inc. 4.70% 11/15/2035		2,576	2,578
Alphabet, Inc. 5.35% 11/15/2045		2,455	2,441
Alphabet, Inc. 5.45% 11/15/2055		5,534	5,433
Alphabet,Inc. 5.70% 11/15/2075		6,080	5,989
AT&T, Inc. 1.70% 3/25/2026		17,807	17,718
AT&T, Inc. 1.65% 2/1/2028		4,700	4,481
AT&T, Inc. 4.30% 2/15/2030		15,940	15,966
AT&T, Inc. 2.55% 12/1/2033		12,748	10,884
AT&T, Inc. 5.40% 2/15/2034		442	458
AT&T, Inc. 4.50% 5/15/2035		174	167
CCO Holdings, LLC 5.125% 5/1/2027 (e)		9,505	9,497
CCO Holdings, LLC 4.75% 2/1/2032 (e)		1,265	1,157
CCO Holdings, LLC 4.25% 1/15/2034 (e)		3,875	3,299
Charter Communications Operating, LLC 6.10% 6/1/2029		1,360	1,420
Charter Communications Operating, LLC 2.80% 4/1/2031		6,057	5,453
Charter Communications Operating, LLC 4.40% 4/1/2033		1,092	1,029
Charter Communications Operating, LLC 5.85% 12/1/2035		1,302	1,299
Charter Communications Operating, LLC 5.75% 4/1/2048		5,000	4,270
Charter Communications Operating, LLC 4.80% 3/1/2050		5,134	3,860
Charter Communications Operating, LLC 3.70% 4/1/2051		2,519	1,592
Charter Communications Operating, LLC 3.90% 6/1/2052		6,148	3,974
Charter Communications Operating, LLC 5.25% 4/1/2053		1,065	844
Charter Communications Operating, LLC 6.70% 12/1/2055		1,058	1,015
Comcast Corp. 3.15% 2/15/2028		7,200	7,088
Comcast Corp. 4.55% 1/15/2029		1,610	1,636
Comcast Corp. 4.80% 5/15/2033		1,841	1,857
Comcast Corp. 2.887% 11/1/2051		18	11
Comcast Corp. 5.65% 6/1/2054		3,313	3,108
Comcast Corp. 5.50% 5/15/2064		250	224
Discovery Communications, LLC 3.625% 5/15/2030		1,125	979

183	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Meta Platforms, Inc. 4.20% 11/15/2030	USD	152	$152
Meta Platforms, Inc. 4.60% 11/15/2032		11,473	11,569
Meta Platforms, Inc. 4.875% 11/15/2035		13,299	13,286
Meta Platforms, Inc. 5.50% 11/15/2045		4,233	4,113
Meta Platforms, Inc. 5.625% 11/15/2055		9,090	8,731
Meta Platforms, Inc. 5.75% 11/15/2065		4,352	4,155
News Corp. 5.125% 2/15/2032 (e)		1,300	1,282
SBA Tower Trust 1.631% 11/15/2026 (e)		6,741	6,596
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)		675	661
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)		12,000	11,059
T-Mobile USA, Inc. 2.625% 4/15/2026		4,416	4,399
T-Mobile USA, Inc. 3.75% 4/15/2027		5,000	4,986
T-Mobile USA, Inc. 4.95% 3/15/2028		705	719
T-Mobile USA, Inc. 4.80% 7/15/2028		175	178
T-Mobile USA, Inc. 4.85% 1/15/2029		2,725	2,784
T-Mobile USA, Inc. 3.875% 4/15/2030		4,500	4,426
T-Mobile USA, Inc. 2.875% 2/15/2031		14,691	13,643
T-Mobile USA, Inc. 5.125% 5/15/2032		4,970	5,117
T-Mobile USA, Inc. 5.05% 7/15/2033		832	849
T-Mobile USA, Inc. 5.75% 1/15/2034		730	775
T-Mobile USA, Inc. 3.00% 2/15/2041		2,100	1,566
T-Mobile USA, Inc. 6.00% 6/15/2054		920	940
T-Mobile USA, Inc. 5.50% 1/15/2055		406	385
Verizon Communications, Inc. 1.75% 1/20/2031		9,144	8,053
Verizon Communications, Inc. 2.55% 3/21/2031		5,047	4,611
Verizon Communications, Inc. 2.355% 3/15/2032		4,786	4,219
Verizon Communications, Inc. 4.75% 1/15/2033		7,614	7,610
Verizon Communications, Inc. 4.78% 2/15/2035		1,552	1,529
Verizon Communications, Inc. 3.55% 3/22/2051		625	444
Verizon Communications, Inc. 3.875% 3/1/2052		4,006	2,970
WarnerMedia Holdings, Inc. 3.755% 3/15/2027		356	354
WarnerMedia Holdings, Inc. 4.279% 3/15/2032		22,605	19,871
WarnerMedia Holdings, Inc. 5.05% 3/15/2042		12,281	8,674
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		1,030	681
ZipRecruiter, Inc. 5.00% 1/15/2030 (e)		490	385
			281,499

Industrials 1.78%
ADT Security Corp. 4.125% 8/1/2029 (e)		510	499
Aeropuerto Internacional de Tocumen SA 4.00% 8/11/2041 (e)		730	613
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (e)		565	460
Air Lease Corp. 2.875% 1/15/2026		10,172	10,167
Air Lease Corp. 2.20% 1/15/2027		4,341	4,254
Air Lease Corp. 5.20% 7/15/2031		3,650	3,711
BAE Systems PLC 5.00% 3/26/2027 (e)		1,200	1,215
BAE Systems PLC 5.125% 3/26/2029 (e)		3,482	3,584
BAE Systems PLC 5.25% 3/26/2031 (e)		2,156	2,242
BAE Systems PLC 5.30% 3/26/2034 (e)		570	590
Boeing Co. (The) 2.75% 2/1/2026		11,211	11,198
Boeing Co. (The) 2.196% 2/4/2026		9,781	9,763
Boeing Co. (The) 2.70% 2/1/2027		6,473	6,382
Boeing Co. (The) 5.04% 5/1/2027		13,539	13,683
Boeing Co. (The) 6.259% 5/1/2027		4,214	4,326
Boeing Co. (The) 3.25% 2/1/2028		11,810	11,618
Boeing Co. (The) 3.25% 3/1/2028		1,925	1,891
Boeing Co. (The) 6.298% 5/1/2029		1,507	1,600
Boeing Co. (The) 5.15% 5/1/2030		25,342	26,048
Boeing Co. (The) 3.625% 2/1/2031		751	722

American Funds Insurance Series	184

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Boeing Co. (The) 6.388% 5/1/2031	USD	5,632	$6,114
Boeing Co. (The) 6.528% 5/1/2034		1,381	1,528
Canadian Pacific Railway Co. 3.00% 12/2/2041		578	434
Canadian Pacific Railway Co. 3.10% 12/2/2051		1,801	1,196
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (e)		1,260	1,280
CSX Corp. 4.10% 11/15/2032		1,886	1,852
CSX Corp. 5.20% 11/15/2033		1,333	1,388
CSX Corp. 4.50% 11/15/2052		4,470	3,797
General Dynamics Corp. 3.75% 5/15/2028		479	480
General Dynamics Corp. 3.625% 4/1/2030		387	380
L3Harris Technologies, Inc. 5.40% 7/31/2033		1,126	1,173
LG Energy Solution, Ltd. 5.25% 4/2/2028 (e)		13,205	13,464
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (e)		2,690	2,674
Norfolk Southern Corp. 5.05% 8/1/2030		1,734	1,798
Norfolk Southern Corp. 5.35% 8/1/2054		1,458	1,394
Northrop Grumman Corp. 4.70% 3/15/2033		2,909	2,938
Northrop Grumman Corp. 4.95% 3/15/2053		1,124	1,014
Republic Services, Inc. 2.375% 3/15/2033		1,635	1,428
Republic Services, Inc. 5.00% 4/1/2034		15	15
RTX Corp. 5.75% 11/8/2026		550	558
RTX Corp. 3.125% 5/4/2027		4,551	4,505
RTX Corp. 4.125% 11/16/2028		4,974	4,995
RTX Corp. 5.75% 1/15/2029		410	429
RTX Corp. 6.00% 3/15/2031		550	593
RTX Corp. 2.375% 3/15/2032		451	403
RTX Corp. 6.10% 3/15/2034		401	439
RTX Corp. 2.82% 9/1/2051		665	415
RTX Corp. 3.03% 3/15/2052		1,190	777
RTX Corp. 6.40% 3/15/2054		1,006	1,108
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (e)		2,550	2,319
TransDigm, Inc. 6.25% 1/31/2034 (e)		2,405	2,497
Triton Container International, Ltd. 3.15% 6/15/2031 (e)		2,482	2,240
Union Pacific Corp. 2.15% 2/5/2027		2,213	2,174
Union Pacific Corp. 2.40% 2/5/2030		4,454	4,173
Union Pacific Corp. 2.375% 5/20/2031		2,298	2,108
Union Pacific Corp. 2.80% 2/14/2032		5,244	4,824
Union Pacific Corp. 5.10% 2/20/2035		2,104	2,172
Union Pacific Corp. 2.95% 3/10/2052		1,405	898
Union Pacific Corp. 5.60% 12/1/2054		470	469
Waste Management, Inc. 1.50% 3/15/2031		419	366
Waste Management,Inc. 4.80% 3/15/2032		4,135	4,234
			201,609

Energy 1.64%
Antero Resources Corp. 5.375% 3/1/2030 (e)		280	284
APA Corp. 4.25% 1/15/2030		2,465	2,423
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)		395	409
Baker Hughes Holdings, LLC 2.061% 12/15/2026		1,136	1,117
Cenovus Energy, Inc. 2.65% 1/15/2032		2,969	2,640
Cenovus Energy, Inc. 5.25% 6/15/2037		289	281
Cenovus Energy, Inc. 3.75% 2/15/2052		19	13
Chevron Corp. 2.954% 5/16/2026		3,365	3,355
Civitas Resources, Inc. 8.75% 7/1/2031 (e)		22,400	23,266
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (e)		268	284
Devon Energy Corp. 5.75% 9/15/2054		2,068	1,902
Ecopetrol SA 8.875% 1/13/2033		15,325	16,377
Energy Transfer, LP 5.25% 7/1/2029		979	1,008
Energy Transfer, LP 6.40% 12/1/2030		479	518
185	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Enterprise Products Operating, LLC 4.60% 1/15/2031	USD	5,332	$5,399
Enterprise Products Operating, LLC 4.95% 2/15/2035		1,465	1,483
EOG Resources, Inc. 5.95% 7/15/2055		5,080	5,177
Equinor ASA 3.625% 9/10/2028		4,928	4,916
Equinor ASA 3.125% 4/6/2030		20,000	19,285
Equinor ASA 3.25% 11/18/2049		5,687	3,970
Exxon Mobil Corp. 3.043% 3/1/2026		4,625	4,619
Exxon Mobil Corp. 3.452% 4/15/2051		6,510	4,676
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)		7,490	7,844
Hess Midstream Operations, LP 5.875% 3/1/2028 (e)		1,470	1,503
Occidental Petroleum Corp. 6.625% 9/1/2030		5,120	5,516
Occidental Petroleum Corp. 5.55% 10/1/2034		5,200	5,307
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (e)		6	6
Oleoducto Central SA 4.00% 7/14/2027 (e)		1,715	1,693
Oleoducto Central SA 4.00% 7/14/2027		350	346
Petroleos Mexicanos 6.50% 1/23/2029		22,614	22,990
Petroleos Mexicanos 8.75% 6/2/2029		14,185	15,216
Petroleos Mexicanos 6.84% 1/23/2030		11,164	11,344
Shell Finance US, Inc. 2.75% 4/6/2030		377	358
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027		809	817
Sunoco, LP 5.625% 3/15/2031 (e)		595	600
TotalEnergies Capital International SA 3.455% 2/19/2029		885	872
TotalEnergies Capital SA 5.275% 9/10/2054		6,805	6,400
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (e)		2,395	2,448
			186,662

Consumer staples 1.60%
Altria Group, Inc. 4.40% 2/14/2026		4,585	4,585
Altria Group, Inc. 4.875% 2/4/2028		1,330	1,352
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049		4,715	4,710
BAT Capital Corp. 3.557% 8/15/2027		9,271	9,206
BAT Capital Corp. 2.259% 3/25/2028		2,353	2,265
BAT Capital Corp. 6.343% 8/2/2030		2,210	2,391
BAT Capital Corp. 4.742% 3/16/2032		2,675	2,701
BAT Capital Corp. 5.35% 8/15/2032		18,664	19,427
BAT Capital Corp. 6.421% 8/2/2033		4,665	5,153
BAT Capital Corp. 5.625% 8/15/2035		12,170	12,684
BAT Capital Corp. 7.079% 8/2/2043		1,323	1,492
BAT Capital Corp. 5.65% 3/16/2052		120	114
BAT International Finance PLC 1.668% 3/25/2026		4,070	4,048
BAT International Finance PLC 4.448% 3/16/2028		2,925	2,949
Constellation Brands, Inc. 3.50% 5/9/2027		7,500	7,449
Constellation Brands, Inc. 4.35% 5/9/2027		890	894
Constellation Brands, Inc. 4.80% 5/1/2030		1,618	1,646
Constellation Brands, Inc. 2.25% 8/1/2031		1,487	1,320
Constellation Brands, Inc. 4.75% 5/9/2032		1,978	1,987
Constellation Brands, Inc. 4.90% 5/1/2033		2,807	2,822
Coty, Inc. 5.60% 1/15/2031 (e)		2,726	2,753
H.J. Heinz Co. 4.875% 10/1/2049		2,725	2,346
Imperial Brands Finance PLC 4.50% 6/30/2028 (e)		24,345	24,547
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031		3,110	2,926
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051		685	589
Mars, Inc. 4.80% 3/1/2030 (e)		4,670	4,774
Mars, Inc. 5.00% 3/1/2032 (e)		3,640	3,753
Mars, Inc. 5.20% 3/1/2035 (e)		15,670	16,112
Mars, Inc. 5.65% 5/1/2045 (e)		2,371	2,391
Mars, Inc. 5.70% 5/1/2055 (e)		13,235	13,193
Mondelez International, Inc. 4.75% 8/28/2034		5,520	5,509

American Funds Insurance Series	186

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Philip Morris International, Inc. 5.25% 9/7/2028	USD	2,800	$2,894
Philip Morris International, Inc. 5.125% 2/15/2030		982	1,015
Philip Morris International, Inc. 5.50% 9/7/2030		4,565	4,805
Philip Morris International, Inc. 4.75% 11/1/2031		830	848
Philip Morris International, Inc. 5.375% 2/15/2033		1,644	1,720
Walmart, Inc. 4.90% 4/28/2035		1,013	1,042
Walmart, Inc. 4.50% 4/15/2053		1,416	1,253
			181,665

Information technology 1.06%
Analog Devices,Inc. 2.10% 10/1/2031		270	240
Analog Devices, Inc. 5.05% 4/1/2034		717	741
Analog Devices,Inc. 2.80% 10/1/2041		521	385
Broadcom, Inc. 5.05% 7/12/2027		2,545	2,592
Broadcom, Inc. 4.00% 4/15/2029 (e)		609	607
Broadcom, Inc. 5.05% 7/12/2029		2,177	2,242
Broadcom, Inc. 5.15% 11/15/2031		5,186	5,383
Broadcom, Inc. 4.15% 4/15/2032 (e)		630	617
Broadcom, Inc. 3.469% 4/15/2034		11,652	10,628
Broadcom, Inc. 4.80% 10/15/2034		1,063	1,065
Broadcom, Inc. 3.137% 11/15/2035 (e)		847	730
Broadcom, Inc. 4.926% 5/15/2037 (e)		2,879	2,843
Cisco Systems, Inc. 4.95% 2/26/2031		991	1,028
Cisco Systems, Inc. 5.05% 2/26/2034		843	868
Cisco Systems, Inc. 5.10% 2/24/2035		2,675	2,750
Cisco Systems, Inc. 5.30% 2/26/2054		784	752
Fair Isaac Corp. 6.00% 5/15/2033 (e)		1,300	1,339
Intel Corp. 3.05% 8/12/2051		1,530	942
Intel Corp. 5.60% 2/21/2054		7,880	7,280
Microchip Technology, Inc. 5.05% 3/15/2029		4,350	4,441
Oracle Corp. 1.65% 3/25/2026		4,867	4,837
Oracle Corp. 4.80% 8/3/2028		615	618
Oracle Corp. 4.45% 9/26/2030		2,610	2,554
Oracle Corp. 5.25% 2/3/2032		1,340	1,340
Oracle Corp. 4.80% 9/26/2032		5,105	4,930
Oracle Corp. 5.50% 8/3/2035		2,374	2,327
Oracle Corp. 5.20% 9/26/2035		6,715	6,436
Oracle Corp. 5.875% 9/26/2045		2,800	2,530
Oracle Corp. 6.00% 8/3/2055		5,970	5,269
Oracle Corp. 5.95% 9/26/2055		9,220	8,175
Oracle Corp. 6.10% 9/26/2065		2,295	2,026
Roper Technologies, Inc. 5.10% 9/15/2035		1,813	1,827
Synopsys, Inc. 5.15% 4/1/2035		21,470	21,829
Synopsys, Inc. 5.70% 4/1/2055		8,055	7,999
			120,170

Materials 0.72%
Air Products and Chemicals, Inc. 2.70% 5/15/2040		2,911	2,192
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033		138	143
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055		4,050	4,134
Braskem Netherlands Finance BV 7.25% 2/13/2033 (e)		700	272
Celanese US Holdings, LLC 6.665% 7/15/2027		6,297	6,495
Celanese US Holdings, LLC 6.85% 11/15/2028		3,575	3,743
Celanese US Holdings, LLC 6.83% 7/15/2029		13,862	14,553
Celanese US Holdings, LLC 7.05% 11/15/2030		4,530	4,777
Celanese US Holdings, LLC 6.879% 7/15/2032		800	833
Celanese US Holdings, LLC 7.20% 11/15/2033		1,031	1,090

187	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (e)	USD	834	$845
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (e)		7,250	7,653
Dow Chemical Co. (The) 5.35% 3/15/2035		129	128
Dow Chemical Co. (The) 5.65% 3/15/2036		66	66
Dow Chemical Co. (The) 5.55% 11/30/2048		142	125
Dow Chemical Co. (The) 6.90% 5/15/2053		62	64
Dow Chemical Co. (The) 5.60% 2/15/2054		764	665
LYB International Finance III, LLC 5.125% 1/15/2031		469	471
LYB International Finance III, LLC 5.50% 3/1/2034		745	737
LYB International Finance III, LLC 5.875% 1/15/2036		5,210	5,188
NOVA Chemicals Corp. 8.50% 11/15/2028 (e)		205	215
NOVA Chemicals Corp. 4.25% 5/15/2029 (e)		300	294
POSCO 5.75% 1/17/2028 (e)		745	768
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030		25,776	26,494
			81,945

Real estate 0.66%
American Tower Corp. 3.65% 3/15/2027		1,375	1,370
Boston Properties, LP 2.90% 3/15/2030		4,630	4,346
Boston Properties, LP 3.25% 1/30/2031		463	435
Boston Properties, LP 2.55% 4/1/2032		1,674	1,462
Boston Properties, LP 2.45% 10/1/2033		1,335	1,105
Boston Properties, LP 6.50% 1/15/2034		10,849	11,689
Boston Properties, LP 5.75% 1/15/2035		11,874	12,219
COPT Defense Properties, LP 2.00% 1/15/2029		1,139	1,064
COPT Defense Properties, LP 2.75% 4/15/2031		1,547	1,412
COPT Defense Properties, LP 2.90% 12/1/2033		564	482
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (e)		395	368
Crown Castle, Inc. 5.00% 1/11/2028		4,874	4,953
FibraSOMA 4.375% 7/22/2031 (e)		1,475	1,301
Howard Hughes Corp. (The) 5.375% 8/1/2028 (e)		1,755	1,763
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)		2,755	2,680
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)		3,135	2,987
Iron Mountain, Inc. 5.25% 3/15/2028 (e)		3,020	3,038
Iron Mountain, Inc. 5.25% 7/15/2030 (e)		675	667
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030		2,097	2,147
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (e)		4,683	4,969
Prologis, LP 4.875% 6/15/2028		1,040	1,066
Prologis, LP 4.75% 6/15/2033		1,409	1,423
Prologis, LP 5.125% 1/15/2034		6,175	6,350
Prologis, LP 5.00% 3/15/2034		360	367
Prologis, LP 5.25% 6/15/2053		117	112
Service Properties Trust 3.95% 1/15/2028		1,710	1,616
Service Properties Trust 8.625% 11/15/2031 (e)		3,040	3,199
			74,590
Total corporate bonds and notes			3,430,212

U.S. Treasury bonds & notes 24.98%
U.S. Treasury 24.19%
U.S. Treasury 3.625% 5/15/2026		1,926	1,927
U.S. Treasury 4.625% 6/30/2026		198	199
U.S. Treasury 4.375% 7/31/2026		271	272
U.S. Treasury 0.75% 8/31/2026		8,871	8,710
U.S. Treasury 4.625% 11/15/2026		3,589	3,621
U.S. Treasury 4.00% 1/15/2027		3,741	3,759
U.S. Treasury 1.875% 2/28/2027		4,000	3,926
U.S. Treasury 2.625% 5/31/2027		43,530	43,009

American Funds Insurance Series	188

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.25% 11/15/2027	USD	105,830	$103,496
U.S. Treasury 6.125% 11/15/2027		24,000	25,141
U.S. Treasury 3.375% 11/30/2027		241	240
U.S. Treasury 3.375% 12/31/2027		477,291	476,377
U.S. Treasury 1.125% 2/29/2028		9,895	9,412
U.S. Treasury 4.00% 2/29/2028		4,750	4,800
U.S. Treasury 3.625% 3/31/2028		13	13
U.S. Treasury 1.00% 7/31/2028		5,630	5,283
U.S. Treasury 1.125% 8/31/2028		13,555	12,735
U.S. Treasury 5.25% 11/15/2028		5,700	5,964
U.S. Treasury 3.50% 12/15/2028		199,754	199,527
U.S. Treasury 2.375% 5/15/2029		4,070	3,915
U.S. Treasury 4.00% 7/31/2029		334	338
U.S. Treasury 3.875% 12/31/2029		44,049	44,426
U.S. Treasury 3.75% 5/31/2030		13,300	13,335
U.S. Treasury 4.125% 8/31/2030		11,215	11,414
U.S. Treasury 3.625% 9/30/2030		90,415	90,087
U.S. Treasury 4.875% 10/31/2030		92,133	96,812
U.S. Treasury 3.625% 12/31/2030		390,618	388,833
U.S. Treasury 4.125% 10/31/2031		1,408	1,431
U.S. Treasury 4.125% 11/30/2031		985	1,000
U.S. Treasury 4.125% 11/15/2032		114	115
U.S. Treasury 3.875% 12/31/2032		97,978	97,588
U.S. Treasury 4.375% 5/15/2034		100	102
U.S. Treasury 4.00% 11/15/2035 (h)		279,661	275,859
U.S. Treasury 4.25% 5/15/2039		125,497	123,105
U.S. Treasury 1.375% 11/15/2040		24,540	15,963
U.S. Treasury 1.875% 2/15/2041		24,272	16,986
U.S. Treasury 4.75% 2/15/2041		75,066	76,525
U.S. Treasury 2.00% 11/15/2041		57	40
U.S. Treasury 2.375% 2/15/2042		2,701	1,992
U.S. Treasury 3.25% 5/15/2042		10,848	9,065
U.S. Treasury 4.625% 11/15/2045		135,934	133,003
U.S. Treasury 3.00% 2/15/2049		124,633	92,014
U.S. Treasury 2.875% 5/15/2049		19,228	13,825
U.S. Treasury 2.875% 5/15/2052		990	694
U.S. Treasury 4.00% 11/15/2052		7,328	6,368
U.S. Treasury 4.125% 8/15/2053		213	189
U.S. Treasury 4.75% 8/15/2055 (h)		299,333	294,934
U.S. Treasury 4.625% 11/15/2055		29,639	28,616
			2,746,985

U.S. Treasury inflation-protected securities 0.79%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (i)		6,136	6,080
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (i)		7,763	7,367
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (i)		32,118	32,048
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (i)		—	—	(c)
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (i)		6,206	4,840
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (i)		2,329	2,095
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (i)		38,874	36,904
			89,334
Total U.S. Treasury bonds & notes			2,836,319

Asset-backed obligations 4.39%
Other asset-backed securities 2.53%
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(e)		9,848	9,876
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (a)(e)		11,785	11,804

189	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (a)(e)	USD	3,485	$3,491
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (a)(e)		331	331
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (a)(e)		6,839	6,867
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(e)		4,747	4,785
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(e)		4,471	4,531
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(e)		114	113
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(e)		2,926	2,782
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(e)		337	324
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(e)		643	645
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(e)		5,912	5,968
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(e)		11,152	11,364
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(e)		13,267	12,589
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (a)(e)		5,184	4,903
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (a)(e)		581	578
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(e)		44	44
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(e)		18,279	15,529
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(e)		1,884	1,593
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(e)		3,362	2,137
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (a)(e)		364	236
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(e)		5,923	4,814
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (a)(e)		1,898	1,184
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(e)		14,807	14,622
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(e)		6,495	6,325
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(e)		4,137	4,154
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(e)		1,386	1,310
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(e)		2,826	2,675
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(e)		255	237
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(e)		234	220
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(e)		7,169	7,280
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(e)		3,764	3,793
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(e)		1,315	1,262
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(e)		996	937
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(e)		111	101
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(e)		1,655	1,592
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(e)		6,116	5,728
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(e)		1,695	1,597
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(e)		1,428	1,334
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(e)		8,887	8,995
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (a)(e)		443	445
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(e)		5,615	5,652
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(e)		3,178	3,039
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(e)		50,765	42,529
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(e)		3,741	3,766
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (a)(e)		5,756	5,781
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(e)		2,314	2,326
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (a)(e)		1,707	1,713
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(e)		1,546	1,550
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(e)		2,281	2,299
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (a)(e)		1,710	1,716
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (a)(e)		4,558	4,579
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/15/2028 (a)(e)		909	920
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(e)		4,300	4,320
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (a)(e)		735	738
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (a)(e)		858	862
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (a)(e)		2,088	1,996
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (a)(e)		385	369
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(e)		1,792	1,711
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(e)		1,097	1,074
American Funds Insurance Series	190

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(e)	USD	136	$134
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(e)		422	413
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(e)		486	474
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(e)		793	774
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(e)		1,746	1,673
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(e)		666	646
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(e)		1,378	1,310
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(e)		4,449	4,193
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(e)		249	233
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(e)		3,760	3,566
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (a)(e)		3,080	2,952
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(e)		92	84
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(e)		7,133	6,740
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(e)		2,496	2,324
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(e)		243	224
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (a)(e)		5,380	5,478
			287,253

Auto loan 1.26%
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028 (a)		275	277
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027 (a)		23	23
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027 (a)		2,613	2,609
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (a)(e)		809	807
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (a)(e)		208	207
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027 (a)(e)		426	426
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(e)		3,445	3,405
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(e)		531	525
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(e)		193	191
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(e)		6,724	6,844
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(e)		1,348	1,371
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(e)		5,059	5,267
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(e)		4,665	4,817
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028 (a)		90	91
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029 (a)		769	772
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (a)(e)		231	233
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029 (a)(e)		172	176
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(e)		435	440
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(e)		875	881
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(e)		799	814
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (a)(e)		455	455
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(e)		434	435
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)		86	86
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(e)		1,484	1,490
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(e)		6,817	6,842
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (a)(e)		897	899
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (a)(e)		58	58
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(e)		7,335	7,391
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027 (a)		642	639
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (a)		1,028	1,030
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (a)		226	227
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (a)		194	194
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (a)		758	776
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (a)		462	469
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(e)		1,014	1,102
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028 (a)		435	438
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (a)		597	605
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(e)		4,218	4,305
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (a)(e)		5,833	5,853
191	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (a)(e)	USD	218	$218
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(e)		561	566
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(e)		507	520
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(e)		1,772	1,779
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(e)		1,066	1,079
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027 (a)		18	18
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (a)		272	274
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028 (a)		320	325
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (a)(e)		4,815	4,949
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(e)		2,703	2,802
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(e)		3,984	4,185
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (a)(e)		1,600	1,610
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/15/2030 (a)(e)		948	979
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(e)		330	333
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(e)		1,174	1,152
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(e)		17,770	17,440
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(e)		1,264	1,240
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(e)		859	843
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(e)		3,007	3,073
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (a)		80	80
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029 (a)		188	189
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028 (a)		84	85
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029 (a)		160	163
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (a)(e)		191	192
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (a)(e)		174	174
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (a)(e)		101	101
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (a)(e)		615	616
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(e)		848	856
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(e)		1,361	1,370
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (a)(e)		3,223	3,279
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(e)		714	728
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(e)		623	630
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(e)		483	498
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(e)		123	125
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (a)		707	717
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (a)		351	354
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (a)		111	112
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (a)		204	204
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (a)		700	707
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (a)(e)		1,082	1,084
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (a)(e)		334	336
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (a)(e)		361	367
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027 (a)(e)		909	910
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (a)(e)		939	941
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(e)		2,219	2,243
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(e)		1,236	1,265
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(e)		9,559	9,657
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(e)		8,464	8,557
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (a)		174	175
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029 (a)		232	235
			143,805

Student loan 0.36%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(e)		6,374	6,450
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(e)		1,434	1,316
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069 (a)(e)		845	763
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (a)(e)		542	493
American Funds Insurance Series	192

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Student loan (continued)
Nelnet Student Loan Trust, Series 2025-AA, Class A1B, (30-day Average USD-SOFR + 1.10%) 5.084% 3/15/2057 (a)(b)(e)	USD	14,884	$14,850
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(e)		141	133
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(e)		2,397	2,269
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(e)		5,464	5,184
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.588% 4/20/2062 (a)(b)(e)		1,816	1,813
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.092% 7/25/2051 (a)(b)(e)		146	146
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.534% 11/15/2052 (a)(b)(e)		628	635
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (a)(e)		569	585
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(e)		6,322	6,422
			41,059

Credit card 0.24%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(e)		13,550	13,583
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(e)		2,456	2,463
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(e)		2,416	2,429
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(e)		8,461	8,526
			27,001

Collateralized loan obligations 0.00%
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.09% 7/25/2030 (a)(b)(e)		50	50
Total asset-backed obligations			499,168

Bonds & notes of governments & government agencies outside the U.S. 1.78%
Mexico 1.22%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (e)		74,976	76,464
Eagle Funding LuxCo SARL 5.50% 8/17/2030		7,183	7,326
United Mexican States 6.00% 5/13/2030		2,960	3,107
United Mexican States 6.00% 5/7/2036		32,486	32,998
United Mexican States 6.875% 5/13/2037		3,200	3,422
United Mexican States 7.375% 5/13/2055		14,311	15,452
			138,769

Greece 0.46%
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR	10,830	12,140
Greece (Hellenic Republic of) 0.75% 6/18/2031		9,600	10,112
Greece (Hellenic Republic of) 4.25% 6/15/2033		23,825	29,987
			52,239

Dominican Republic 0.08%
Dominican Republic (Government of) 5.95% 1/25/2027 (e)	USD	8,100	8,198
Dominican Republic (Government of) 7.05% 2/3/2031 (e)		680	731
			8,929

Poland 0.01%
Poland (Republic of), Series 10Y, 5.75% 11/16/2032		555	597
Poland (Republic of), Series 10Y, 4.875% 10/4/2033		830	845
			1,442

193	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Chile 0.01%
Chile (Republic of) 4.00% 1/31/2052	USD	580	$461

Paraguay 0.00%
Paraguay (Republic of) 5.00% 4/15/2026		285	287
Total bonds & notes of governments & government agencies outside the U.S.			202,127

Municipals 1.47%
California 0.02%
GO Bonds, Series 2009, 7.50% 4/1/2034		2,100	2,452

Illinois 1.28%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029		65	65
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039		31,050	29,238
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040		8,945	8,512
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 6.00% 12/1/2049		865	876
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 6.25% 12/1/2050		1,610	1,683
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		102,799	105,401
			145,775

Massachusetts 0.07%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049		7,500	7,763

New York 0.03%
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045		1,640	1,632
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051		1,175	1,146
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055		460	445
			3,223

Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		4,075	2,827

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		4,490	4,459
Total municipals			166,499

Federal agency bonds & notes 0.10%
Federal National Mortgage Association 2.125% 4/24/2026		11,910	11,855

Loans 0.06%
Financials 0.06%
Aero Capital Solutions,Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(e)(g)(j)		6,407	6,359
Total bonds, notes & other debt instruments (cost: $10,859,504,000)			10,789,253

American Funds Insurance Series	194

The Bond Fund of America (continued)

Common stocks 0.00%	Shares	Value (000)
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares (e)	555	$13
FORESEA Holding SA, Class B (e)	61	1
Total common stocks (cost: $8,000)		14

Short-term securities 5.50%
Money market investments 5.50%
Capital Group Central Cash Fund 3.79% (k)(l)	6,241,739	624,236
Total short-term securities (cost: $624,125,000)		624,236
Total investment securities 100.51% (cost: $11,483,637,000)		11,413,503
Other assets less liabilities (0.51)%		(57,477)
Net assets 100.00%		$11,356,026

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
30 Day Federal Funds Futures	Long	62	2/2/2026	USD	24,898	$8
30 Day Federal Funds Futures	Long	548	3/2/2026		220,142	9
3 Month SOFR Futures	Long	57	3/18/2026		13,724	(9)
3 Month SOFR Futures	Long	103	9/16/2026		24,898	(25)
2 Year U.S. Treasury Note Futures	Long	14,354	4/6/2026		2,996,958	(497)
5 Year U.S. Treasury Note Futures	Long	9,930	4/6/2026		1,085,396	(2,942)
10 Year Italy Government Bond Futures	Long	329	3/10/2026		46,466	(141)
10 Year Euro-Bund Futures	Short	1,003	3/10/2026		(150,370)	1,021
10 Year U.S. Treasury Note Futures	Long	949	3/31/2026		106,703	(1,018)
10 Year Ultra U.S. Treasury Note Futures	Short	1,244	3/31/2026		(143,079)	185
20 Year U.S. Treasury Bond Futures	Short	9	3/31/2026		(1,040)	19
30 Year Ultra U.S. Treasury Bond Futures	Long	2,865	3/31/2026		338,070	(5,192)
						$(8,582)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2025 (000)
USD	27,382	JPY	4,230,230	Bank of America	1/15/2026	$338
USD	17,388	EUR	14,926	Morgan Stanley	1/15/2026	(165)
JPY	3,901,364	EUR	21,383	Citibank	1/15/2026	(207)
BRL	24,015	USD	4,403	Citibank	1/23/2026	(48)
USD	53,133	EUR	45,113	HSBC Bank	1/26/2026	48
						$(34)

195	American Funds Insurance Series

The Bond Fund of America (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	12/31/2025 (000)	(received) (000)	at 12/31/2025 (000)
SOFR	Annual	3.39981%	Annual	3/31/2027	USD88,200	$(19)	$—	$(19)
SOFR	Annual	3.2465%	Annual	9/15/2027	USD56,300	66	—	66
SOFR	Annual	3.249%	Annual	9/15/2027	USD56,260	63	—	63
SOFR	Annual	3.34%	Annual	10/3/2027	USD106,170	(30)	—	(30)
SOFR	Annual	3.2715%	Annual	10/17/2027	USD43,510	37	—	37
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	734	—	734
SOFR	Annual	3.945%	Annual	5/31/2029	USD20,090	(372)	—	(372)
SOFR	Annual	3.3125%	Annual	10/7/2029	USD11,993	32	—	32
SOFR	Annual	3.4445%	Annual	10/7/2029	USD6,052	(14)	—	(14)
SOFR	Annual	3.4805%	Annual	10/7/2029	USD6,052	(20)	—	(20)
SOFR	Annual	3.552%	Annual	10/7/2029	USD4,000	(23)	—	(23)
SOFR	Annual	3.455%	Annual	10/7/2029	USD12,103	(29)	—	(29)
SOFR	Annual	3.543%	Annual	10/7/2029	USD6,052	(33)	—	(33)
SOFR	Annual	3.551%	Annual	10/7/2029	USD12,103	(70)	—	(70)
SOFR	Annual	3.965%	Annual	11/14/2029	USD30,465	(631)	—	(631)
SOFR	Annual	3.9195%	Annual	11/15/2029	USD8,240	(157)	—	(157)
SOFR	Annual	3.763%	Annual	12/12/2029	USD11,790	(160)	—	(160)
SOFR	Annual	3.4415%	Annual	2/28/2030	USD18,470	(24)	—	(24)
SOFR	Annual	3.797%	Annual	3/31/2030	USD2,774	(42)	—	(42)
SOFR	Annual	3.794%	Annual	3/31/2030	USD5,301	(79)	—	(79)
SOFR	Annual	3.796%	Annual	3/31/2030	USD5,301	(79)	—	(79)
SOFR	Annual	3.7815%	Annual	3/31/2030	USD10,484	(151)	—	(151)
SOFR	Annual	3.6065%	Annual	5/12/2030	USD9,910	(73)	—	(73)
SOFR	Annual	3.325%	Annual	5/31/2030	USD27,360	108	—	108
SOFR	Annual	3.2175%	Annual	9/18/2030	USD15,786	158	—	158
SOFR	Annual	3.2385%	Annual	9/18/2030	USD8,168	74	—	74
SOFR	Annual	3.2145%	Annual	9/18/2030	USD3,938	40	—	40
SOFR	Annual	3.2155%	Annual	9/18/2030	USD3,938	40	—	40
SOFR	Annual	3.237%	Annual	10/24/2030	USD26,480	254	—	254
3.488%	Annual	SOFR	Annual	6/17/2031	USD21,160	3	—	3
3.43574%	Annual	SOFR	Annual	6/17/2031	USD24,673	(54)	—	(54)
SOFR	Annual	3.48%	Annual	10/2/2032	USD22,935	156	—	156
SOFR	Annual	3.4815%	Annual	10/2/2032	USD22,954	154	—	154
SOFR	Annual	3.482%	Annual	10/2/2032	USD22,361	149	—	149
SOFR	Annual	3.34%	Annual	10/24/2032	USD19,580	304	—	304
SOFR	Annual	3.475%	Annual	11/3/2032	USD27,370	204	—	204
SOFR	Annual	3.50061%	Annual	11/3/2032	USD27,360	162	—	162
SOFR	Annual	3.486%	Annual	11/15/2032	USD18,500	127	—	127
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295	85	—	85
SOFR	Annual	3.665%	Annual	8/15/2035	USD14,000	127	—	127
SOFR	Annual	3.648%	Annual	10/2/2035	USD20,270	233	—	233
TONAR	Annual	1.52125%	Annual	10/6/2035	JPY1,100,000	210	—	210
TONAR	Annual	1.52%	Annual	10/6/2035	JPY400,000	77	—	77
TONAR	Annual	1.51812%	Annual	10/7/2035	JPY2,185,658	422	—	422
SOFR	Annual	3.6775%	Annual	10/8/2035	USD20,240	186	—	186
TONAR	Annual	1.4925%	Annual	10/8/2035	JPY368,643	77	—	77
SOFR	Annual	3.663%	Annual	10/9/2035	USD14,500	150	—	150
TONAR	Annual	1.53%	Annual	10/9/2035	JPY370,941	69	—	69
TONAR	Annual	1.5225%	Annual	10/10/2035	JPY375,998	72	—	72
TONAR	Annual	1.51%	Annual	10/14/2035	JPY375,998	75	—	75
TONAR	Annual	1.491%	Annual	10/15/2035	JPY375,998	79	—	79
TONAR	Annual	1.475%	Annual	10/16/2035	JPY231,314	51	—	51

American Funds Insurance Series	196

The Bond Fund of America (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		12/31/2025 (000)	(received) (000)	at 12/31/2025 (000)
SOFR	Annual	3.504%	Annual	10/24/2035	USD	14,510	$344	$—	$344
SOFR	Annual	3.66593%	Annual	11/3/2035	USD	20,280	214	—	214
SOFR	Annual	3.79168%	Annual	6/17/2036	USD	27,050	109	—	109
SOFR	Annual	3.801%	Annual	6/17/2036	USD	23,409	76	—	76
SOFR	Annual	3.883%	Annual	7/28/2045	USD	33,965	1,300	—	1,300
SOFR	Annual	4.137%	Annual	7/28/2045	USD	4,100	16	—	16
SOFR	Annual	4.052%	Annual	11/15/2053	USD	6,880	146	—	146
2.477%	Annual	TONAR	Annual	10/6/2055	JPY	200,000	(92)	—	(92)
2.47825%	Annual	TONAR	Annual	10/6/2055	JPY	500,000	(228)	—	(228)
2.47%	Annual	TONAR	Annual	10/7/2055	JPY	904,764	(423)	—	(423)
2.5425%	Annual	TONAR	Annual	10/8/2055	JPY	153,945	(57)	—	(57)
SOFR	Annual	3.953%	Annual	10/9/2055	USD	6,960	257	—	257
2.57%	Annual	TONAR	Annual	10/9/2055	JPY	155,295	(52)	—	(52)
2.515%	Annual	TONAR	Annual	10/10/2055	JPY	156,196	(64)	—	(64)
2.52%	Annual	TONAR	Annual	10/14/2055	JPY	156,646	(63)	—	(63)
2.50%	Annual	TONAR	Annual	10/15/2055	JPY	156,196	(67)	—	(67)
2.51625%	Annual	TONAR	Annual	10/16/2055	JPY	96,259	(39)	—	(39)
SOFR	Annual	3.8185%	Annual	10/24/2055	USD	13,760	824	—	824
4.13862%	Annual	SOFR	Annual	6/17/2056	USD	6,555	(42)	—	(42)
4.097%	Annual	SOFR	Annual	6/17/2056	USD	5,701	(76)	—	(76)
							$4,801	$—	$4,801

Receive		Pay				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date	amount (000)		12/3/2025 (000)	(received) (000)	at 12/31/2025 (000)
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	160,970	$1,285	$—	$1,285
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	88,380	578	—	578
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL	19,180	152	—	152
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL	76,120	(63)	—	(63)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	56,000	(81)	—	(81)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	41,300	(102)	—	(102)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL	36,820	(106)	—	(106)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	41,300	(118)	—	(118)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	77,000	(184)	—	(184)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	25,300	(200)	—	(200)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	38,509	(289)	—	(289)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	38,753	(293)	—	(293)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	38,500	(307)	—	(307)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL	77,020	(582)	—	(582)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	76,900	(588)	—	(588)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL	75,919	(607)	—	(607)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL	19,400	(49)	—	(49)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL	19,625	(51)	—	(51)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	BRL	41,625	(136)	—	(136)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	BRL	80,500	(187)	—	(187)
								$(1,928)	$—	$(1,928)

197	American Funds Insurance Series

The Bond Fund of America (continued)

Swap contracts (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD	183,800	$(14,043)	$(13,869)	$(174)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (m) (000)	Value at 12/31/2025 (n) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD67,870	$1,538	$1,546	$(8)

Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized Appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 5.50%
Money market investments 5.50%
Capital Group Central Cash Fund 3.79% (k)	$730,121	$5,041,681	$5,147,668	$284	$(182)	$624,236	$32,185

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(c)	Amount less than one thousand.
(d)	Represents securities transacted on a TBA basis.
(e)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,803,804,000, which represented 15.88% of the net assets of the fund.
(f)	Step bond; coupon rate may change at a later date.
(g)	Value determined using significant unobservable inputs.
(h)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $85,685,000, which represented 0.75% of the net assets of the fund. (i)Index-linked bond whose principal amount moves with a government price index.
(j)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,359,000, which represented 0.06% of the net assets of the fund.
(k)	Rate represents the seven-day yield at 12/31/2025.
(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(m)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(n)	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
American Funds Insurance Series	198

The Bond Fund of America (continued)

Key to abbreviation(s)

Assn. = Association

Auth. = Authority

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CLO = Collateralized Loan Obligations

CME = CME Group

DAC = Designated Activity Company

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

Fin. = Finance

Fncg. = Financing

GO = General Obligation

ICE = Intercontinental Exchange, Inc.

JPY = Japanese yen

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

TONAR = Tokyo Overnight Average Rate

USD = U.S. dollars

UST= U.S. Treasury

Refer to the notes to financial statements.

199	American Funds Insurance Series

Capital World Bond Fund®

Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 90.93%	Principal amount (000)		Value (000)
Euros 20.50%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	EUR	2,800	$3,125
Albania (Republic of) 4.75% 2/14/2035		2,290	2,729
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)		500	642
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)		100	124
Altria Group, Inc. 3.125% 6/15/2031		800	929
American Tower Corp. 0.45% 1/15/2027		2,525	2,908
American Tower Corp. 0.875% 5/21/2029		1,470	1,616
Amprion Gmbh 4.125% 9/7/2034		2,600	3,153
Amprion Gmbh 3.875% 6/5/2036		1,800	2,112
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027		2,000	2,310
AT&T, Inc. 1.60% 5/19/2028		2,350	2,698
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (a)		1,000	1,211
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)		900	1,110
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)		700	877
Bank Gospodarstwa Krajowego 4.25% 9/13/2044		290	329
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)(b)		5,000	5,993
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027) (a)		2,800	3,331
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054		880	869
BMS Ireland Capital Funding DAC 3.857% 11/10/2038		290	336
BMS Ireland Capital Funding DAC 4.289% 11/10/2045		220	254
BMS Ireland Capital Funding DAC 4.581% 11/10/2055		1,680	1,930
BPCE SA 4.50% 1/13/2033		1,400	1,728
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)		900	1,112
Bulgaria (Republic of) 3.375% 7/18/2035		1,340	1,552
Coca-Cola Co. 3.375% 8/15/2037		155	177
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)		1,900	2,348
Croatia (Republic of) 3.25% 2/11/2037		1,005	1,145
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)		4,000	4,441
Deutsche Telekom AG 3.25% 6/4/2035		1,990	2,305
Deutsche Telekom International Finance BV 7.50% 1/24/2033		200	297
Dow Chemical Co. (The) 1.125% 3/15/2032		827	835
Egypt (Arab Republic of) 5.625% 4/16/2030		300	352
Electricite de France SA 4.25% 1/25/2032		1,300	1,602
Electricite de France SA 4.00% 5/7/2037		500	583
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)		5,000	5,744
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (a)		1,200	1,538
Enel Finance International NV 4.00% 2/20/2031		465	567
Engie SA 3.875% 1/6/2031		1,000	1,215
Equinor ASA 1.375% 5/22/2032		3,650	3,841
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)		240	304
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (a)		2,030	2,537
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)		1,375	1,613
European Investment Bank 0.25% 1/20/2032		2,075	2,106
European Investment Bank 1.50% 6/15/2032		1,000	1,088
European Investment Bank 2.875% 1/12/2033		4,500	5,300
European Investment Bank 2.875% 1/15/2035		395	458
European Union 0.25% 10/22/2026		610	707
European Union 2.875% 12/6/2027		1,060	1,261
European Union 2.875% 10/5/2029		170	203
European Union 2.50% 10/14/2030		1,375	1,607
European Union 3.125% 12/4/2030		190	228
European Union 0% 7/4/2031		705	716
European Union 2.75% 12/13/2032		2,010	2,343
European Union 3.25% 7/4/2034		380	453
European Union 0% 7/4/2035		220	191
European Union 3.375% 12/12/2035		10,230	12,201
European Union 3.625% 12/12/2040		9,495	11,123
European Union 3.75% 10/12/2045		635	736

American Funds Insurance Series	200

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
European Union 0.70% 7/6/2051	EUR	3,000	$1,724
European Union 3.375% 10/5/2054		540	562
European Union 4.00% 10/12/2055		2,070	2,400
Finland (Republic of) 3.00% 9/15/2033		2,370	2,792
Ford Motor Credit Co., LLC 3.622% 7/27/2028		960	1,137
French Republic O.A.T. 0.75% 2/25/2028		980	1,114
French Republic O.A.T. 2.75% 2/25/2029		1,790	2,119
French Republic O.A.T. 0% 11/25/2030		19,550	20,068
French Republic O.A.T. 0% 5/25/2032		2,120	2,056
French Republic O.A.T. 2.00% 11/25/2032		3,170	3,467
French Republic O.A.T. 3.00% 5/25/2033		1,920	2,225
French Republic O.A.T. 3.00% 11/25/2034		4,430	5,039
French Republic O.A.T. 0.50% 5/25/2040		600	440
French Republic O.A.T. 0.75% 5/25/2052		180	93
French Republic O.A.T. 3.75% 5/25/2056		400	414
Germany (Federal Republic of) 0% 10/9/2026		2,305	2,668
Germany (Federal Republic of) 0% 11/15/2027		1,400	1,583
Germany (Federal Republic of) 1.70% 8/15/2032		930	1,034
Germany (Federal Republic of) 2.50% 2/15/2035		23,125	26,485
Germany (Federal Republic of) 1.00% 5/15/2038		1,300	1,203
Germany (Federal Republic of) 0% 8/15/2050		1,200	609
Germany (Federal Republic of) 2.90% 8/15/2056		1,190	1,247
Greece (Hellenic Republic of) 3.875% 6/15/2028		615	750
Greece (Hellenic Republic of) 1.50% 6/18/2030		690	773
Greece (Hellenic Republic of) 1.75% 6/18/2032		1,915	2,089
Greece (Hellenic Republic of) 3.90% 1/30/2033		3,200	3,943
Greece (Hellenic Republic of) 3.625% 6/15/2035		2,895	3,455
Greece (Hellenic Republic of) 4.125% 6/15/2054		640	734
Hungary (Republic of) 4.875% 3/22/2040		305	358
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)		1,200	1,558
Ireland (Republic of) 2.60% 10/18/2034		1,820	2,073
Ireland (Republic of) 3.00% 10/18/2043		1,130	1,245
Ireland (Republic of) 3.15% 10/18/2055		755	791
Italy (Republic of) 3.10% 8/28/2026		3,425	4,052
Italy (Republic of) 1.35% 4/1/2030		7	8
Italy (Republic of) 2.70% 10/1/2030		1,365	1,600
Italy (Republic of) 3.25% 11/15/2032		2,595	3,075
Italy (Republic of) 4.20% 3/1/2034		1,430	1,791
Italy (Republic of) 3.65% 8/1/2035		5,600	6,685
Italy (Republic of) 3.85% 10/1/2040		2,180	2,549
Italy (Republic of) 4.30% 10/1/2054		4,875	5,687
Johnson & Johnson 3.35% 2/26/2037		360	414
Lithuania (Republic of) 3.50% 7/3/2031		1,170	1,406
Lithuania (Republic of) 2.125% 6/1/2032		2,665	2,942
Lithuania (Republic of) 3.50% 2/13/2034		1,620	1,919
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)		100	120
Magyar Export-Import Bank 6.00% 5/16/2029		1,430	1,802
Metropolitan Life Global Funding I 0.55% 6/16/2027 (b)		2,000	2,287
MPT Finance Corp. 7.00% 2/15/2032		100	123
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)		2,725	2,989
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027) (a)		185	211
Ontario (Province of) 3.25% 7/3/2035		2,420	2,816
Orange 3.50% 5/19/2035		1,600	1,856
PepsiCo, Inc. 0.75% 10/14/2033		2,000	1,947
Philip Morris International, Inc. 2.75% 6/6/2029		770	899
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)		320	414
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)		730	907
Portugal (Republic of) 0.475% 10/18/2030		350	375
Portugal (Republic of) 3.00% 6/15/2035		1,720	1,998
Portugal (Republic of) 3.375% 6/15/2040		715	822
Portugal (Republic of) 3.625% 6/12/2054		685	755

201	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
Prysmian SpA 3.875% 11/28/2031	EUR	435	$524
Romania 2.125% 3/7/2028		500	579
Severn Trent Utilities Finance PLC 4.00% 3/5/2034		475	571
Shell International Finance BV 1.50% 4/7/2028		2,000	2,299
Slovak Republic, Series 250, 3.75% 3/6/2034		640	773
Spain (Kingdom of) 0% 1/31/2028		900	1,012
Spain (Kingdom of) 1.40% 7/30/2028		1,650	1,898
Spain (Kingdom of) 1.45% 4/30/2029		1,890	2,156
Spain (Kingdom of) 1.25% 10/31/2030		1,295	1,428
Spain (Kingdom of) 0.50% 10/31/2031		1,247	1,289
Spain (Kingdom of) 3.55% 10/31/2033		5,005	6,082
Spain (Kingdom of) 3.25% 4/30/2034		1,980	2,347
Spain (Kingdom of) 3.20% 10/31/2035		510	595
Spain (Kingdom of) 1.90% 10/31/2052		1,010	775
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030		200	229
Stryker Corp. 1.00% 12/3/2031		450	466
T-Mobile USA, Inc. 3.15% 2/11/2032		1,705	1,984
Toyota Motor Credit Corp. 0.125% 11/5/2027		1,850	2,079
Treasury Corp. of Victoria 3.625% 9/29/2040		2,230	2,571
United Mexican States 3.50% 9/19/2029		650	763
Verallia SAS 3.875% 11/4/2032		4,500	5,161
Verizon Communications, Inc. 3.50% 6/28/2032		1,620	1,914
			303,335

Japanese yen 7.20%
Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY	100,000	637
Indonesia (Republic of), Series 31, 0.99% 5/27/2027		400,000	2,534
Indonesia (Republic of), Series 32, 1.33% 5/25/2029		300,000	1,869
Japan, Series 474, 0.70% 7/1/2027		762,850	4,845
Japan, Series 352, 0.10% 9/20/2028		2,585,750	16,016
Japan, Series 356, 0.10% 9/20/2029		1,029,800	6,266
Japan, Series 116, 2.20% 3/20/2030		576,100	3,787
Japan, Series 362, 0.10% 3/20/2031		514,000	3,041
Japan, Series 374, 0.80% 3/20/2034		68,200	399
Japan, Series 30, 0.005% 3/10/2035 (c)		646,511	4,027
Japan, Series 152, 1.20% 3/20/2035		1,239,550	7,390
Japan, Series 21, 2.30% 12/20/2035		720,000	4,696
Japan, Series 162, 0.60% 9/20/2037		1,966,150	10,429
Japan, Series 173, 0.40% 6/20/2040		270,900	1,282
Japan, Series 179, 0.50% 12/20/2041		196,950	903
Japan, Series 182, 1.10% 9/20/2042		619,850	3,096
Japan, Series 186, 1.50% 9/20/2043		1,341,900	7,016
Japan, Series 188, 1.60% 3/20/2044		69,000	363
Japan, Series 192, 2.40% 3/20/2045		1,387,100	8,201
Japan, Series 53, 0.60% 12/20/2046		781,600	3,136
Japan, Series 37, 0.60% 6/20/2050		694,500	2,460
Japan, Series 73, 0.70% 12/20/2051		1,568,700	5,419
Japan, Series 74, 1.00% 3/20/2052		246,100	926
Japan, Series 76, 1.40% 9/20/2052		5,800	24
Japan, Series 79, 1.20% 6/20/2053		612,200	2,395
Japan, Series 81, 1.60% 12/20/2053		168,700	732
Japan, Series 84, 2.10% 9/20/2054		958,150	4,694
			106,583

British pounds 4.42%
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	GBP	800	1,098
Electricite de France SA 5.50% 3/27/2037		900	1,174
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)		900	1,089
Quebec (Province of) 2.25% 9/15/2026		1,870	2,493

American Funds Insurance Series	202

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
British pounds (continued)
United Kingdom 0.125% 1/30/2026	GBP	425	$572
United Kingdom 4.25% 12/7/2027		3,785	5,161
United Kingdom 1.625% 10/22/2028		3,690	4,706
United Kingdom 4.125% 7/22/2029		2,015	2,741
United Kingdom 4.75% 12/7/2030		4,770	6,678
United Kingdom 0.25% 7/31/2031		12,845	14,159
United Kingdom 1.00% 1/31/2032		7,120	8,017
United Kingdom 4.25% 6/7/2032		1,310	1,782
United Kingdom 3.25% 1/31/2033		1,090	1,380
United Kingdom 0.625% 7/31/2035		210	199
United Kingdom 0.875% 1/31/2046		4,917	3,125
United Kingdom 3.75% 10/22/2053		1,870	1,980
United Kingdom 4.375% 7/31/2054		5,570	6,584
United Kingdom 2.50% 7/22/2065		3,313	2,495
			65,433

Brazilian reais 2.30%
Brazil (Federative Republic of) 0% 1/1/2026	BRL	102,863	18,761
Brazil (Federative Republic of) 10.00% 1/1/2031		17,384	2,788
Brazil (Federative Republic of) 10.00% 1/1/2035		43,767	6,549
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)		2,152	351
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)		27,098	4,307
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)		8,019	1,254
			34,010

South Korean won 1.81%
South Korea (Republic of), Series 2709, 3.125% 9/10/2027	KRW	4,513,500	3,150
South Korea (Republic of), Series 2712, 2.375% 12/10/2027		5,158,930	3,550
South Korea (Republic of), Series 2803, 3.25% 3/10/2028		3,998,100	2,797
South Korea (Republic of), Series 3212, 4.25% 12/10/2032		18,379,880	13,445
South Korea (Republic of), Series 3512, 3.25% 12/10/2035		5,519,130	3,804
			26,746

Chinese yuan renminbi 1.76%
China (People’s Republic of), Series INBK, 1.49% 12/25/2031	CNY	39,540	5,590
China (People’s Republic of), Series INBK, 2.75% 2/17/2032		1,160	176
China (People’s Republic of), Series INBK, 1.57% 5/15/2032		17,280	2,448
China (People’s Republic of), Series INBK, 2.88% 2/25/2033		22,230	3,431
China (People’s Republic of), Series INBK, 2.27% 5/25/2034		54,910	8,127
China (People’s Republic of), Series INBK, 3.53% 10/18/2051		800	140
China (People’s Republic of), Series INBK, 3.12% 10/25/2052		4,740	781
China (People’s Republic of), Series INBK, 3.19% 4/15/2053		4,720	788
China (People’s Republic of), Series INBK, 3.00% 10/15/2053		5,150	834
China (People’s Republic of), Series INBK, 1.92% 1/15/2055		28,690	3,791
			26,106

Australian dollars 1.58%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD	3,640	2,096
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031		5,789	3,189
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034		4,415	2,766
New South Wales Treasury Corp. 5.25% 2/24/2038		3,956	2,570
Treasury Corp. of Victoria 5.50% 9/15/2039		19,544	12,734
			23,355

203	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Indian rupees 1.29%
Asian Development Bank 6.72% 2/8/2028	INR	144,700	$1,617
European Bank for Reconstruction and Development 5.25% 1/12/2027		81,400	891
European Bank for Reconstruction and Development 6.30% 10/26/2027		34,000	379
European Bank for Reconstruction and Development 6.75% 3/14/2031		248,500	2,745
European Bank for Reconstruction and Development 6.75% 1/13/2032		547,100	6,083
European Investment Bank 6.95% 3/1/2029		46,200	519
European Investment Bank 7.40% 10/23/2033		388,300	4,468
Inter-American Development Bank 7.00% 1/25/2029		18,000	202
International Bank for Reconstruction and Development 6.75% 9/8/2027		126,400	1,412
Korea Development Bank 6.75% 7/1/2030		73,000	805
			19,121

Canadian dollars 1.26%
Canada (Government) 3.50% 3/1/2028	CAD	15,013	11,134
Canada (Government) 3.25% 12/1/2033		7,330	5,334
Canada (Government) 2.75% 12/1/2048		3,500	2,142
			18,610

Malaysian ringgits 1.22%
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR	5,412	1,368
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039		6,143	1,559
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040		10,588	2,601
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041		2,484	657
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043		9,030	2,350
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044		35,614	9,149
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047		1,277	361
			18,045

Hungarian forints 1.11%
Hungary (Republic of) 3.00% 8/21/2030	HUF	2,824,560	7,500
Hungary (Republic of) 4.50% 5/27/2032		1,731,010	4,742
Hungary (Republic of) 4.75% 11/24/2032		1,494,300	4,117
			16,359

Indonesian rupiah 0.52%
Indonesia (Republic of), Series FR84, 7.25% 2/15/2026	IDR	22,733,000	1,370
Indonesia (Republic of), Series FR64, 6.125% 5/15/2028		1,556,000	95
Indonesia (Republic of), Series FR71, 9.00% 3/15/2029		26,010,000	1,725
Indonesia (Republic of), Series FR82, 7.00% 9/15/2030		2,930,000	185
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034		29,412,000	1,826
Indonesia (Republic of), Series FR68, 8.375% 3/15/2034		6,937,000	475
Indonesia (Republic of), Series 103, 6.75% 7/15/2035		32,954,000	2,079
			7,755

Mexican pesos 0.44%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN	13,920	798
America Movil, SAB de CV, 9.50% 1/27/2031		41,870	2,369
America Movil, SAB de CV, 10.30% 1/30/2034		19,710	1,156
United Mexican States, Series M30, 8.50% 11/18/2038		21,100	1,100
United Mexican States, Series M, 8.00% 7/31/2053		21,739	1,031
			6,454

American Funds Insurance Series	204

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Danish kroner 0.43%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (d)	DKK	46,626	$6,029
Realkredit Danmark AS 1.00% 10/1/2053 (d)		2,461	299
			6,328

Colombian pesos 0.30%
Colombia (Republic of), Series B, 7.25% 10/18/2034	COP	11,132,100	2,098
Colombia (Republic of), Series B, 11.75% 1/24/2035		4,779,600	1,183
Colombia (Republic of), Series B, 7.25% 10/26/2050		7,150,600	1,090
			4,371

South African rand 0.28%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR	8,400	518
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032		59,870	3,703
			4,221

Chilean pesos 0.28%
Chile (Republic of) 1.50% 3/1/2026 (c)	CLP	914,184	1,013
Chile (Republic of) 5.00% 10/1/2028		955,000	1,069
Chile (Republic of) 6.00% 4/1/2033		1,720,000	1,992
			4,074

Polish zloty 0.27%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN	4,900	1,294
Poland (Republic of), Series 1033, 6.00% 10/25/2033		9,280	2,766
			4,060

New Zealand dollars 0.20%
New Zealand 4.25% 5/15/2036	NZD	3,397	1,915
New Zealand 3.25% 9/20/2050 (c)		1,729	1,025
			2,940

Turkish lira 0.12%
Turkey (Republic of), Series 2Y, 36.00% 8/12/2026	TRY	70,000	1,644
Turkey (Republic of), Series 10Y, 17.80% 7/13/2033		12,175	201
			1,845

Philippine pesos 0.08%
Asian Development Bank 5.25% 4/29/2035	PHP	45,900	769
Philippines (Republic of) 6.75% 9/15/2032		27,600	491
			1,260

Czech korunas 0.06%
Czech Republic 6.00% 2/26/2026	CZK	17,550	857

U.S. dollars 43.50%
1261229 B.C., Ltd. 10.00% 4/15/2032 (e)	USD	200	208
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (e)		27	28
AbbVie, Inc. 5.05% 3/15/2034		2,790	2,868
AbbVie, Inc. 5.35% 3/15/2044		75	74
AbbVie, Inc. 5.50% 3/15/2064		150	146
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (d)(e)		54	55

205	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Advance Auto Parts, Inc. 5.95% 3/9/2028	USD	45	$46
AerCap Ireland Capital DAC 2.45% 10/29/2026		2,102	2,074
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (e)(f)(g)(h)		442	439
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (e)		660	537
AG Issuer, LLC 6.25% 3/1/2028 (e)		165	166
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(e)		1,147	1,218
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(e)		2,985	3,156
Albertsons Cos., Inc. 3.50% 3/15/2029 (e)		140	135
Albion Financing 1 SARL 7.00% 5/21/2030 (e)		200	210
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.216% 5/30/2033 (g)(h)		65	66
Alfa Transmisora De Energia SA 4.55% 9/27/2051		1,295	1,047
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.014% 4/20/2032 (d)(e)(h)		284	284
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (e)		50	53
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (e)		145	147
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (e)		120	121
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (e)		180	187
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (e)		65	67
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (e)		70	73
Allied Universal Holdco, LLC 6.00% 6/1/2029 (e)		300	297
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (e)		200	208
Amazon.com, Inc. 1.50% 6/3/2030		2,040	1,840
Amazon.com, Inc. 5.45% 11/20/2055		578	565
Amentum Holdings, Inc. 7.25% 8/1/2032 (e)		98	103
Amer Sports Co. 6.75% 2/16/2031 (e)		35	37
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)		1,030	1,075
Amgen, Inc. 2.20% 2/21/2027		445	437
Amgen, Inc. 5.25% 3/2/2030		981	1,019
Amgen, Inc. 5.25% 3/2/2033		2,687	2,782
Amgen, Inc. 5.65% 3/2/2053		1,284	1,258
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (e)		110	107
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (e)		115	108
AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.614%) 9.331% 9/1/2027 (g)(h)		95	95
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (d)(e)		3,541	3,555
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(e)		958	966
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (d)(e)		537	549
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.216% 9/23/2031 (g)(h)		144	145
Aretec Group, Inc. 7.50% 4/1/2029 (e)		245	247
Aretec Group, Inc. 10.00% 8/15/2030 (e)		45	49
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (e)		55	55
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (e)		25	26
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)		15	16
AT&T, Inc. 3.50% 9/15/2053		2,070	1,386
ATI, Inc. 7.25% 8/15/2030		60	63
Avantor Funding, Inc. 3.875% 11/1/2029 (e)		122	117
Avient Corp. 6.25% 11/1/2031 (e)		25	26
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(e)		1,817	1,829
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(e)		996	1,037
B&G Foods, Inc. 5.25% 9/15/2027		210	206
B&G Foods, Inc. 8.00% 9/15/2028 (e)		25	25
BAE Systems PLC 5.30% 3/26/2034 (e)		865	896
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031 (e)		20	21
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(h)		219	234
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (e)		950	1,001
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (e)		425	442
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (a)		4,040	3,614
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (a)		1,535	1,599
BAT Capital Corp. 3.215% 9/6/2026		955	950
BAT Capital Corp. 4.625% 3/22/2033		188	187

American Funds Insurance Series	206

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
BAT Capital Corp. 5.625% 8/15/2035	USD	5,501	$5,733
Bath & Body Works, Inc. 6.625% 10/1/2030 (e)		120	123
Bath & Body Works, Inc. 6.875% 11/1/2035		75	76
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)		3,056	3,382
Becton, Dickinson and Co. 4.298% 8/22/2032		320	316
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (e)		400	396
Block, Inc. 5.625% 8/15/2030 (e)		40	41
Block, Inc. 6.50% 5/15/2032		240	250
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(h)		1,070	1,113
BMW US Capital, LLC 4.15% 4/9/2030 (e)		900	895
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(e)		700	663
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (a)(e)		1,275	1,166
Boeing Co. (The) 6.259% 5/1/2027		45	46
Boeing Co. (The) 5.15% 5/1/2030		2,451	2,519
Boeing Co. (The) 3.625% 2/1/2031		718	690
Boeing Co. (The) 6.388% 5/1/2031		723	785
Boeing Co. (The) 6.528% 5/1/2034		457	506
Boeing Co. (The) 5.805% 5/1/2050		50	49
Boeing Co. (The) 6.858% 5/1/2054		526	591
Boost Newco Borrower, LLC 7.50% 1/15/2031 (e)		25	27
Borr IHC, Ltd. 10.00% 11/15/2028 (e)		277	279
Boyd Gaming Corp. 4.75% 6/15/2031 (e)		45	44
Boyne USA, Inc. 4.75% 5/15/2029 (e)		107	106
Braskem Netherlands Finance BV 4.50% 1/31/2030		2,228	873
Braskem Netherlands Finance BV 8.50% 1/12/2031		2,329	913
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)		525	206
Braskem Netherlands Finance BV 7.25% 2/13/2033		793	308
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(d)(e)		1,348	1,360
Bristol-Myers Squibb Co. 5.20% 2/22/2034		1,925	2,002
Bristol-Myers Squibb Co. 5.55% 2/22/2054		2,200	2,162
Broadcom, Inc. 4.00% 4/15/2029 (e)		250	249
Broadcom, Inc. 3.469% 4/15/2034		746	680
Broadcom, Inc. 3.137% 11/15/2035 (e)		185	159
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (e)		63	63
Brown & Brown, Inc. 5.25% 6/23/2032		100	102
Brown & Brown, Inc. 6.25% 6/23/2055		70	73
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055		232	229
BWX Technologies, Inc. 4.125% 4/15/2029 (e)		175	171
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(e)		1,724	1,772
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (d)(e)(h)		3,685	3,723
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (d)(e)(h)		3,368	3,376
Caesars Entertainment, Inc. 7.00% 2/15/2030 (e)		64	66
Caesars Entertainment, Inc. 6.50% 2/15/2032 (e)		45	46
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(e)		1,633	1,697
Canadian Pacific Railway Co. 3.00% 12/2/2041		349	262
Canadian Pacific Railway Co. 3.10% 12/2/2051		1,085	721
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (e)		90	86
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(e)		156	156
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (d)(e)(h)		614	604
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(h)		90	90
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(e)		801	815
Caturus Energy, LLC 8.50% 2/15/2030 (e)		15	16
CCO Holdings, LLC 5.125% 5/1/2027 (e)		125	125
CCO Holdings, LLC 4.75% 3/1/2030 (e)		135	129
CCO Holdings, LLC 4.50% 8/15/2030 (e)		240	226
CCO Holdings, LLC 4.25% 2/1/2031 (e)		155	143
CCO Holdings, LLC 4.50% 6/1/2033 (e)		147	129
CCO Holdings, LLC 4.25% 1/15/2034 (e)		55	47

207	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Centene Corp. 2.45% 7/15/2028	USD	40	$37
Centene Corp. 4.625% 12/15/2029		35	34
Centene Corp. 2.50% 3/1/2031		65	56
Central Garden & Pet Co. 4.125% 10/15/2030		74	71
Central Garden & Pet Co. 4.125% 4/30/2031 (e)		110	104
Charter Communications Operating, LLC 3.75% 2/15/2028		2,650	2,613
Charter Communications Operating, LLC 5.85% 12/1/2035		641	640
Charter Communications Operating, LLC 4.80% 3/1/2050		384	289
Charter Communications Operating, LLC 3.70% 4/1/2051		188	119
Charter Communications Operating, LLC 3.90% 6/1/2052		458	296
Charter Communications Operating, LLC 5.25% 4/1/2053		17	13
Charter Communications Operating, LLC 6.70% 12/1/2055		3,618	3,472
Cheniere Energy Partners, LP 3.25% 1/31/2032		26	24
China Oil and Gas Group, Ltd. 4.70% 6/30/2026		1,130	1,115
Chubb INA Holdings, LLC 3.35% 5/3/2026		195	195
Chubb INA Holdings, LLC 4.35% 11/3/2045		425	371
Cipher Compute, LLC 7.125% 11/15/2030 (e)		35	36
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(h)		805	839
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(h)		1,240	1,279
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)		421	442
Civitas Resources, Inc. 8.75% 7/1/2031 (e)		90	93
Civitas Resources, Inc. 9.625% 6/15/2033 (e)		15	16
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (e)		45	44
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (e)		5	5
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (e)		100	104
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (e)		75	72
Cloud Software Group, Inc. 6.50% 3/31/2029 (e)		235	238
Cloud Software Group, Inc. 9.00% 9/30/2029 (e)		175	182
CMS Energy Corp. 3.00% 5/15/2026		1,200	1,196
CNX Resources Corp. 7.25% 3/1/2032 (e)		110	115
Coca-Cola Co. 4.65% 8/14/2034		336	343
Coinbase Global, Inc. 3.375% 10/1/2028 (e)		55	52
Coinbase Global, Inc. 3.625% 10/1/2031 (e)		85	76
Colombia (Republic of) 3.875% 4/25/2027		350	347
Colombia (Republic of) 7.375% 4/25/2030		2,400	2,540
Colombia (Republic of) 3.125% 4/15/2031		3,000	2,607
Colombia (Republic of) 8.00% 11/14/2035		347	371
Comcast Corp. 4.80% 5/15/2033		4,100	4,137
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (e)		198	183
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (e)		67	60
Comstock Resources, Inc. 5.875% 1/15/2030 (e)		65	63
Connect Finco SARL 9.00% 9/15/2029 (e)		200	212
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.174% 5/25/2043 (d)(e)(h)		1,032	1,052
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.424% 5/25/2043 (d)(e)(h)		804	844
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.774% 6/25/2043 (d)(e)(h)		503	508
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 6.974% 6/25/2043 (d)(e)(h)		305	317
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.574% 7/25/2043 (d)(e)(h)		326	328
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 1/25/2044 (d)(e)(h)		206	207
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.524% 5/25/2044 (d)(e)(h)		1,148	1,153
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.874% 2/25/2045 (d)(e)(h)		252	253
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.024% 2/25/2045 (d)(e)(h)		437	438
Constellation Oil Services Holding SA 9.375% 11/7/2029 (e)		200	208

American Funds Insurance Series	208

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
COPT Defense Properties, LP 2.75% 4/15/2031	USD	1,212	$1,107
Corebridge Financial, Inc. 3.90% 4/5/2032		748	710
CoreLogic, Inc. 4.50% 5/1/2028 (e)		384	378
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.614%) 10.331% 6/4/2029 (g)(h)		65	66
Coty, Inc. 4.75% 1/15/2029 (e)		65	64
Coty, Inc. 5.60% 1/15/2031 (e)		355	359
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (e)		65	70
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 5/6/2032 (g)(h)		124	126
Crescent Energy Finance, LLC 9.25% 2/15/2028 (e)		128	132
Crescent Energy Finance, LLC 7.625% 4/1/2032 (e)		165	160
Crown Castle, Inc. 2.50% 7/15/2031		767	686
CSN Inova Ventures 6.75% 1/28/2028 (b)		2,740	2,542
CSX Corp. 3.80% 4/15/2050		75	57
Darling Ingredients, Inc. 6.00% 6/15/2030 (e)		10	10
DaVita, Inc. 6.75% 7/15/2033 (e)		40	42
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)		1,160	1,141
Deutsche Telekom International Finance BV 9.25% 6/1/2032		930	1,160
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (g)(i)		9	3
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (e)		125	133
DIRECTV Financing, LLC 5.875% 8/15/2027 (e)		21	21
DIRECTV Financing, LLC 8.875% 2/1/2030 (e)		60	61
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.262%) 9.102% 8/2/2027 (g)(h)		5	5
DISH Network Corp. 11.75% 11/15/2027 (e)		296	308
Duke Energy Florida, LLC 4.85% 12/1/2035		175	174
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (d)(e)(h)		1,597	1,631
EchoStar Corp. 10.75% 11/30/2029		105	116
Edison International 5.25% 11/15/2028		1,862	1,888
Edison International 5.45% 6/15/2029		75	76
Edison International 6.95% 11/15/2029		350	373
Edison International 5.25% 3/15/2032		705	706
Egypt (Arab Republic of) 9.45% 2/4/2033 (e)		460	529
Electricite de France SA 5.65% 4/22/2029 (e)		800	833
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)		435	508
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(e)		300	350
Element Solutions, Inc. 3.875% 9/1/2028 (e)		105	103
Ellucian Holdings, Inc. 6.50% 12/1/2029 (e)		25	26
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 11/22/2032 (g)(h)		25	25
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (e)		190	201
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.466% 4/23/2031 (g)(h)		84	83
Enel Finance International NV 1.625% 7/12/2026 (e)		1,248	1,232
Enel Finance International NV 2.125% 7/12/2028 (e)		1,227	1,167
Enel Finance International NV 4.125% 9/30/2028 (e)		2,125	2,122
Enfragen Energia Sur SA 5.375% 12/30/2030		3,329	3,099
Enterprise Products Operating, LLC 4.95% 2/15/2035		168	170
Enviri Corp. 5.75% 7/31/2027 (e)		145	145
EQT Corp. 6.375% 4/1/2029		20	21
EQT Corp. 7.50% 6/1/2030		45	50
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(e)		498	502
EquipmentShare.com, Inc. 9.00% 5/15/2028 (e)		90	94
EquipmentShare.com, Inc. 8.625% 5/15/2032 (e)		15	16
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(e)		148	150
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (d)		16	16
Expand Energy Corp. 4.875% 4/15/2022 (j)		915	—	(k)
Expand Energy Corp. 6.75% 4/15/2029 (e)		30	30
Expand Energy Corp. 5.375% 3/15/2030		55	56
Expand Energy Corp. 4.75% 2/1/2032		15	15
Export-Import Bank of Thailand 5.354% 5/16/2029		1,420	1,472
Fair Isaac Corp. 4.00% 6/15/2028 (e)		15	15
Fair Isaac Corp. 6.00% 5/15/2033 (e)		125	129
209	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (d)	USD	51	$54
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)		6	5
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (d)		1	1
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (d)		117	116
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)		240	203
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (d)		1,365	1,107
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (d)		1,332	1,082
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (d)		3,320	2,697
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (d)		3,753	3,680
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (d)		48	48
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (d)		1,614	1,582
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)		86	87
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)		188	192
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (d)		407	422
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (d)		19	18
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)		495	503
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)		15	15
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)		53	54
Fannie Mae Pool #BW9648 3.50% 7/1/2053 (d)		27	25
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (d)		28	26
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (d)		398	399
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)		202	206
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)		1,443	1,472
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)		766	779
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (d)		1,595	1,642
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)		400	407
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)		1,912	1,968
Fannie Mae Pool #DA4667 6.50% 1/1/2054 (d)		568	590
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)		575	584
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)		204	207
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)		419	425
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (d)		242	249
Fannie Mae Pool #MA5401 3.50% 4/1/2054 (d)		149	138
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (d)		310	316
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)		210	216
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (d)		1,575	1,609
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)		695	722
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (d)		605	624
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)		389	400
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)		212	218
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)		184	191
Fannie Mae Pool #MA5389 6.00% 6/1/2054 (d)		23	23
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)		3,843	3,921
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)		971	991
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)		742	766
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)		553	568
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)		537	552
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)		384	400
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (d)		237	243
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)		199	206
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)		164	169
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)		4	5
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (d)		13	14
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)		383	390
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)		461	479
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (d)		322	331
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)		284	292
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)		216	223
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)		186	192
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (d)		185	190
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (d)		179	185

American Funds Insurance Series	210

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	USD	150	$154
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (d)		81	84
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)		69	72
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)		60	62
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (d)		35	36
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (d)		57	60
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (d)		835	858
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)		422	437
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (d)		171	178
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (d)		697	717
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (d)		1,739	1,736
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)		114	116
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)		46	46
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (d)		23	23
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (d)		660	679
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (d)		3,973	3,882
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (d)		594	580
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (d)		87	89
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (d)		429	446
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (d)		4,129	4,344
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (d)		194	184
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (d)		630	615
Fannie Mae Pool #DD6324 5.00% 4/1/2055 (d)		367	367
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (d)		289	275
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)		337	337
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (d)		1,042	1,071
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)		1,564	1,560
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (d)		377	382
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (d)		349	363
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (d)		727	747
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (d)		73	74
Fannie Mae Pool #DE6152 6.50% 8/1/2055 (d)		151	157
Fannie Mae Pool #DE6383 7.00% 8/1/2055 (d)		425	447
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (d)		186	188
Fannie Mae Pool #MA5962 7.00% 1/1/2056 (d)		338	356
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.591% 8/1/2054 (d)(e)(h)		315	286
Fertitta Entertainment, LLC 6.75% 1/15/2030 (e)		25	24
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (e)		150	157
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (e)		30	32
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.466% 2/12/2031 (g)(h)		15	15
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (b)(g)(h)		26	27
First Student Bidco, Inc. 4.00% 7/31/2029 (e)		45	44
FirstEnergy Corp., Series B, 3.90% 7/15/2027		1,763	1,757
Flutter Treasury DAC 5.875% 6/4/2031 (e)		200	203
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (d)(e)(h)		483	485
Ford Motor Co. 6.10% 8/19/2032		30	31
Ford Motor Credit Co., LLC 5.85% 5/17/2027		2,175	2,209
Ford Motor Credit Co., LLC 4.95% 5/28/2027		300	301
Ford Motor Credit Co., LLC 3.815% 11/2/2027		200	197
Ford Motor Credit Co., LLC 7.35% 11/4/2027		200	209
Ford Motor Credit Co., LLC 2.90% 2/16/2028		200	193
Ford Motor Credit Co., LLC 5.80% 3/8/2029		3,000	3,066
Ford Motor Credit Co., LLC 5.73% 9/5/2030		1,590	1,615
Ford Motor Credit Co., LLC 4.00% 11/13/2030		125	118
Ford Motor Credit Co., LLC 6.50% 2/7/2035		3,100	3,213
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (e)		255	265
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033 (d)		1,680	1,632
Freddie Mac Pool #RB5111 2.00% 5/1/2041 (d)		1,990	1,737
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (d)		184	183
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)		586	475

211	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Freddie Mac Pool #QE3878 3.50% 6/1/2052 (d)	USD	23	$21
Freddie Mac Pool #QE6084 5.00% 7/1/2052 (d)		860	862
Freddie Mac Pool #SD2986 3.50% 9/1/2052 (d)		827	767
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (d)		356	349
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (d)		947	948
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (d)		2,677	2,625
Freddie Mac Pool #SD8327 3.50% 4/1/2053 (d)		23	21
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)		240	244
Freddie Mac Pool #QG6918 3.50% 7/1/2053 (d)		91	84
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)		21	21
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)		648	659
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)		163	170
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)		54	55
Freddie Mac Pool #RA9795 4.00% 9/1/2053 (d)		34	32
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)		613	631
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (d)		11,766	11,781
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (d)		116	121
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)		177	180
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (d)		1,515	1,558
Freddie Mac Pool #QI1357 4.00% 3/1/2054 (d)		920	873
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)		88	91
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)		119	124
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (d)		260	261
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (d)		14,117	14,417
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)		772	789
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (d)		37	39
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)		1,019	1,039
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)		490	500
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)		1,278	1,313
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)		480	500
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)		469	484
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)		310	319
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)		305	316
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)		193	199
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)		160	165
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)		3,336	3,397
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)		600	612
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)		282	292
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)		24	25
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (d)		609	619
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)		1,012	1,043
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)		532	550
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)		506	527
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)		487	507
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)		300	309
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)		406	413
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (d)		23	24
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)		415	405
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)		1,073	1,089
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)		502	501
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)		321	326
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)		12	12
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (d)		21	22
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (d)		926	975
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (d)		237	249
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (d)		58	60
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)		49	50
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)		149	149
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)		526	540
Freddie Mac Pool #QY1579 6.50% 4/1/2055 (d)		81	85
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)		311	311

American Funds Insurance Series	212

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (d)	USD	206	$209
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (d)		144	148
Freddie Mac Pool #QY4408 7.00% 5/1/2055 (d)		302	318
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)		438	437
Freddie Mac Pool #RQ0024 4.00% 7/1/2055 (d)		4,994	4,740
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (d)		169	169
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (d)		171	173
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (d)		765	786
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.774% 4/25/2042 (d)(e)(h)		441	452
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 1/25/2045 (d)(e)(h)		200	200
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (e)		25	25
Frontier Communications Holdings, LLC 5.875% 11/1/2029		65	66
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (e)		103	105
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(e)(i)		197	112
FXI Holdings, Inc. 11.00% 11/15/2030 (e)		337	304
Garda World Security Corp. 8.375% 11/15/2032 (e)		65	66
Gartner, Inc. 3.75% 10/1/2030 (e)		70	66
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(e)		951	962
Genesis Energy, LP 8.25% 1/15/2029		25	26
Genesis Energy, LP 8.875% 4/15/2030		38	40
Genesis Energy, LP 7.875% 5/15/2032		60	63
Georgia (Republic of) 2.75% 4/22/2026 (e)		400	396
Gilead Sciences, Inc. 5.25% 10/15/2033		1,342	1,411
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.072% 11/4/2031 (g)(h)		49	49
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (a)		1,080	1,061
Government National Mortgage Assn. 6.50% 1/1/2056 (d)(l)		1,708	1,766
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)		744	555
Gray Media, Inc. 5.375% 11/15/2031 (e)		19	14
Greenko Dutch BV 3.85% 3/29/2026		1,488	1,477
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)		1,645	1,723
Group 1 Automotive, Inc. 4.00% 8/15/2028 (e)		115	113
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (e)		660	654
Harvest Midstream I, LP 7.50% 9/1/2028 (e)		25	25
Harvest Midstream I, LP 7.50% 5/15/2032 (e)		25	26
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (d)(e)(h)		1,066	1,068
HCA, Inc. 5.625% 9/1/2028		120	124
Herc Holdings, Inc. 7.00% 6/15/2030 (e)		65	68
Herc Holdings, Inc. 7.25% 6/15/2033 (e)		30	32
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(e)		249	254
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(e)		1,188	1,203
Hess Midstream Operations, LP 5.50% 10/15/2030 (e)		14	14
Hightower Holding, LLC 6.75% 4/15/2029 (e)		235	234
Hilcorp Energy I, LP 6.00% 4/15/2030 (e)		105	102
Hilcorp Energy I, LP 6.00% 2/1/2031 (e)		25	24
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (e)		115	110
Honduras (Republic of) 6.25% 1/19/2027		653	660
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (d)(e)(h)		1,949	2,023
Howard Hughes Corp. (The) 5.375% 8/1/2028 (e)		175	176
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)		195	190
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)		120	114
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (e)		200	207
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)		1,700	1,716
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (a)		1,020	1,023
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)		2,000	2,283
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (a)		1,200	1,315
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (d)(e)(h)		396	401
HUB International, Ltd. 7.375% 1/31/2032 (e)		130	137
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.12% 6/20/2030 (g)(h)		3	3

213	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (d)(e)(h)	USD	2,712	$2,814
Hyundai Capital America 1.50% 6/15/2026 (e)		2,375	2,348
Hyundai Capital America 1.65% 9/17/2026 (e)		269	265
Hyundai Capital America 2.00% 6/15/2028 (e)		600	569
Hyundai Capital America 4.25% 9/18/2028 (e)		2,577	2,578
Hyundai Capital America 6.50% 1/16/2029 (e)		132	140
Icahn Enterprises, LP 9.75% 1/15/2029		65	65
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (d)(e)		480	481
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (e)		500	516
Ingles Markets, Inc. 4.00% 6/15/2031 (e)		130	123
Intel Corp. 3.05% 8/12/2051		740	455
Intel Corp. 5.60% 2/21/2054		168	155
Intercontinental Exchange, Inc. 4.20% 3/15/2031		588	589
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(e)		1,500	1,784
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.10% 3/15/2042 (d)(e)(h)		3,679	3,688
ION Platform Finance US, Inc. 8.75% 5/1/2029 (e)		200	203
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)		55	53
Iron Mountain, Inc. 5.25% 7/15/2030 (e)		235	232
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (e)		200	207
Jane Street Group, LLC 6.75% 5/1/2033 (e)		80	84
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (e)		80	84
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (a)		1,243	1,240
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)		3,441	3,612
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (a)		1,330	1,321
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (a)		730	742
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.716% 3/20/2032 (g)(h)		74	75
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.716% 3/20/2033 (g)(h)		50	49
KB Home 6.875% 6/15/2027		50	51
Kennedy-Wilson, Inc. 4.75% 3/1/2029		20	20
Kennedy-Wilson, Inc. 4.75% 2/1/2030		245	231
Kodiak Gas Services, LLC 7.25% 2/15/2029 (e)		10	10
Korea Electric Power Corp. 5.375% 7/31/2026 (e)		1,290	1,300
Korea Electric Power Corp. 4.75% 2/13/2028 (e)		2,250	2,286
Korea Gas Corp. 5.00% 7/8/2029 (e)		225	232
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.293% 12/15/2039 (d)(e)(h)		1,207	1,208
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (d)(e)		194	197
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(e)		219	220
Lamar Media Corp. 3.75% 2/15/2028		10	10
Lamar Media Corp. 3.625% 1/15/2031		120	113
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (e)		30	29
LATAM Airlines Group SA 7.875% 4/15/2030 (e)		25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (e)		110	108
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (e)		40	42
Levi Strauss & Co. 3.50% 3/1/2031 (e)		115	108
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (e)		130	130
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (a)		7,000	6,937
Lockheed Martin Corp. 5.20% 2/15/2064		309	287
LPL Holdings, Inc. 4.375% 5/15/2031 (e)		10	10
LSB Industries, Inc. 6.25% 10/15/2028 (e)		90	90
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.155% 7/15/2036 (d)(e)(h)		563	563
Marriott International, Inc. 2.75% 10/15/2033		5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (e)		45	43
Mars, Inc. 4.80% 3/1/2030 (e)		2,925	2,990
Mars, Inc. 5.00% 3/1/2032 (e)		3,575	3,686
Mars, Inc. 5.20% 3/1/2035 (e)		1,475	1,517
Marsh & McLennan Cos., Inc. 5.70% 9/15/2053		282	285

American Funds Insurance Series	214

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Mastercard, Inc. 2.00% 11/18/2031	USD	600	$535
Matador Resources Co. 6.50% 4/15/2032 (e)		50	51
Matador Resources Co. 6.25% 4/15/2033 (e)		45	45
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (e)		393	393
Meta Platforms, Inc. 5.50% 11/15/2045		269	261
Meta Platforms, Inc. 5.625% 11/15/2055		576	553
Meta Platforms, Inc. 5.75% 11/15/2065		276	264
Methanex Corp. 5.125% 10/15/2027		55	55
Methanex Corp. 5.25% 12/15/2029		5	5
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(e)		1,208	1,219
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(d)(e)		1,000	1,003
MGM Resorts International 5.50% 4/15/2027		90	91
Microchip Technology, Inc. 5.05% 2/15/2030		709	724
Mineral Resources, Ltd. 8.00% 11/1/2027 (e)		155	159
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)		85	89
Minerva Luxembourg SA 8.875% 9/13/2033		2,161	2,364
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(e)		1,094	1,101
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(e)		539	542
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (d)(e)		472	475
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(e)		1,136	1,145
Molina Healthcare, Inc. 4.375% 6/15/2028 (e)		80	79
Molina Healthcare, Inc. 3.875% 11/15/2030 (e)		75	70
Molina Healthcare, Inc. 6.25% 1/15/2033 (e)		115	117
Moog, Inc. 4.25% 12/9/2027 (e)		120	119
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (a)		3,700	3,746
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (a)		1,480	1,475
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (a)		1,433	1,260
Motherson Global Investments BV 5.625% 7/11/2029 (e)		595	608
MPT Operating Partnership, LP 8.50% 2/15/2032 (e)		35	37
MSCI, Inc. 3.625% 11/1/2031 (e)		210	197
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.624% 7/25/2054 (d)(e)(h)		485	492
Murphy Oil Corp. 6.00% 10/1/2032		25	25
Murphy Oil USA, Inc. 4.75% 9/15/2029		48	48
Nabors Industries, Inc. 9.125% 1/31/2030 (e)		160	168
National Australia Bank, Ltd. 5.181% 6/11/2034 (e)		1,250	1,300
Navient Corp. 5.00% 3/15/2027		45	45
Navient Corp. 4.875% 3/15/2028		145	143
Navient Corp. 7.875% 6/15/2032		55	58
New York Life Global Funding 1.20% 8/7/2030 (e)		2,725	2,385
New York Life Global Funding 5.00% 1/9/2034 (e)		1,500	1,525
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(h)		515	481
Newell Brands, Inc. 8.50% 6/1/2028 (e)		30	31
Nexstar Media, Inc. 4.75% 11/1/2028 (e)		165	164
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027		1,025	1,038
NFE Financing, LLC 12.00% 11/15/2029 (e)(j)		709	206
NGL Energy Operating, LLC 8.125% 2/15/2029 (e)		55	57
NGL Energy Operating, LLC 8.375% 2/15/2032 (e)		70	73
Nickel Industries, Ltd. 9.00% 9/30/2030 (e)		900	934
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (e)		200	213
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (e)		200	213
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(e)		500	502
Norfolk Southern Corp. 5.35% 8/1/2054		496	474
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (e)		50	49
NOVA Chemicals Corp. 5.25% 6/1/2027 (e)		20	20
NOVA Chemicals Corp. 9.00% 2/15/2030 (e)		90	96
NuStar Logistics, LP 5.625% 4/28/2027		80	81
Occidental Petroleum Corp. 6.375% 9/1/2028		54	57
OCP SA 3.75% 6/23/2031		500	469
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(e)		269	273
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(e)		120	122

215	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
OneMain Finance Corp. 7.125% 9/15/2032	USD	25	$26
OneSky Flight, LLC 8.875% 12/15/2029 (e)		35	37
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(d)(e)		631	637
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(e)		1,222	1,237
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(d)(e)		2,219	2,243
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(e)		2,400	2,421
Open Text Corp. 3.875% 2/15/2028 (e)		25	25
Oracle Corp. 2.65% 7/15/2026		2,327	2,308
Oracle Corp. 3.25% 11/15/2027		1,880	1,840
Oracle Corp. 4.45% 9/26/2030		4,475	4,379
Oracle Corp. 3.95% 3/25/2051		22	14
Oracle Corp. 6.00% 8/3/2055		1,500	1,324
Orange 9.00% 3/1/2031 (a)		2,434	2,930
Owens & Minor, Inc. 6.625% 4/1/2030 (e)		40	26
Pacific Gas and Electric Co. 3.15% 1/1/2026		3,000	3,000
Pacific Gas and Electric Co. 4.65% 8/1/2028		542	546
Pacific Gas and Electric Co. 6.40% 6/15/2033		1,500	1,621
Pacific Gas and Electric Co. 3.30% 8/1/2040		4,525	3,437
PacifiCorp 3.30% 3/15/2051		150	96
PacifiCorp 2.90% 6/15/2052		280	164
PacifiCorp 5.35% 12/1/2053		525	462
PacifiCorp 5.50% 5/15/2054		980	877
PacifiCorp 5.80% 1/15/2055		500	467
Panama (Republic of) 3.75% 4/17/2026		465	466
Panama (Republic of) 7.50% 3/1/2031		2,325	2,583
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (e)		65	65
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (e)		65	64
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (e)		55	57
Party City Holdings, Inc. 0% 8/27/2030 (f)		2	—	(k)
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(e)		1,059	1,066
Performance Food Group, Inc. 5.50% 10/15/2027 (e)		11	11
Permian Resources Operating, LLC 9.875% 7/15/2031 (e)		3	3
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)		25	26
Permian Resources Operating, LLC 6.25% 2/1/2033 (e)		106	109
Petroleos Mexicanos 6.84% 1/23/2030		20,114	20,438
Petroleos Mexicanos 5.95% 1/28/2031		65	63
Petroleos Mexicanos 6.70% 2/16/2032		779	777
Petroleos Mexicanos 6.95% 1/28/2060		55	45
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		2,128	2,151
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		188	178
PG&E Corp. 5.00% 7/1/2028		235	235
PG&E Corp. 5.25% 7/1/2030		175	174
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (a)		145	151
Philip Morris International, Inc. 5.125% 11/17/2027		315	322
Philip Morris International, Inc. 2.10% 5/1/2030		634	581
Philip Morris International, Inc. 5.75% 11/17/2032		1,554	1,663
Philip Morris International, Inc. 5.375% 2/15/2033		1,382	1,446
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)		375	396
POSCO 4.875% 1/23/2027 (e)		510	514
Post Holdings, Inc. 4.625% 4/15/2030 (e)		444	433
Post Holdings, Inc. 6.25% 2/15/2032 (e)		33	34
Prestige Brands, Inc. 3.75% 4/1/2031 (e)		120	113
Procter & Gamble Co. 3.00% 3/25/2030		338	326
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (d)(e)		902	860
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(e)		403	390
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (a)		2,755	2,696
PT Freeport Indonesia 5.315% 4/14/2032		449	458
Quikrete Holdings, Inc. 6.375% 3/1/2032 (e)		40	42

American Funds Insurance Series	216

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Quikrete Holdings, Inc. 6.75% 3/1/2033 (e)	USD	10	$10
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (e)(i)		296	285
Raizen Fuels Finance SA 6.45% 3/5/2034 (e)		910	743
Range Resources Corp. 4.75% 2/15/2030 (e)		145	143
Repsol E&P Capital Markets US, LLC 5.204% 9/16/2030 (e)		689	699
Reworld Holding Corp. 4.875% 12/1/2029 (e)		25	24
RHP Hotel Properties, LP 7.25% 7/15/2028 (e)		80	83
RHP Hotel Properties, LP 4.50% 2/15/2029 (e)		90	89
RHP Hotel Properties, LP 6.50% 6/15/2033 (e)		30	31
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035		1,420	1,464
RLJ Lodging Trust, LP 4.00% 9/15/2029 (e)		25	24
Roper Technologies, Inc. 4.45% 9/15/2030		2,900	2,914
Roper Technologies, Inc. 5.10% 9/15/2035		925	932
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)		1,700	1,751
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (e)		75	76
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (e)		90	93
Sabre GLBL, Inc. 11.125% 7/15/2030 (e)		25	21
Sally Holdings, LLC 6.75% 3/1/2032		107	112
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (a)(i)		3,406	3,454
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (a)(e)(i)		464	471
Sands China, Ltd. 5.40% 8/8/2028		2,710	2,763
Santander Holdings USA, Inc. 3.244% 10/5/2026		3,750	3,728
Sasol Financing USA, LLC 8.75% 5/3/2029 (b)		1,330	1,355
Sats Treasury Pte., Ltd. 4.828% 1/23/2029		350	357
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (e)		62	61
Scentre Group Trust 1 3.75% 3/23/2027 (e)		110	110
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(e)		2,846	2,909
Science Applications International Corp. 5.875% 11/1/2033 (e)		10	10
Scientific Games Holdings, LP 6.625% 3/1/2030 (e)		46	41
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (e)		115	115
Sealed Air Corp. 6.125% 2/1/2028 (e)		180	183
Sealed Air Corp. 6.50% 7/15/2032 (e)		123	128
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(e)		123	124
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (d)(e)		630	636
Serbia (Republic of) 6.25% 5/26/2028 (e)		740	768
Service Corp. International 5.75% 10/15/2032		35	36
Service Properties Trust 0% 9/30/2027 (e)		30	27
Service Properties Trust 8.625% 11/15/2031 (e)		60	63
ServiceNow, Inc. 1.40% 9/1/2030		756	666
Sirius XM Radio, LLC 3.125% 9/1/2026 (e)		50	50
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)		195	191
Sirius XM Radio, LLC 4.125% 7/1/2030 (e)		39	37
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)		111	102
SK hynix, Inc. 1.50% 1/19/2026		563	562
SLM Corp. 6.50% 1/31/2030		85	88
SM Energy Co. 6.50% 7/15/2028		45	46
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.534% 11/15/2052 (d)(e)(h)		482	487
Sonic Automotive, Inc. 4.625% 11/15/2029 (e)		45	44
Sonic Automotive, Inc. 4.875% 11/15/2031 (e)		20	19
Southern California Edison Co. 2.85% 8/1/2029		200	190
Southern California Edison Co. 3.65% 2/1/2050		1,700	1,190
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (a)(e)		1,500	1,546
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.201% 2/17/2042 (d)(e)(h)		216	216
Starwood Property Trust, Inc. 5.25% 10/15/2028 (e)		100	101
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)		1,450	1,485
Station Casinos, LLC 6.625% 3/15/2032 (e)		35	36
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.905% 7/15/2032 (d)(e)(h)		1,439	1,437

217	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Stillwater Mining Co. 4.00% 11/16/2026 (b)	USD	2,090	$2,077
Sunoco, LP 7.00% 5/1/2029 (e)		30	31
Sunoco, LP 4.50% 5/15/2029		290	285
Sunoco, LP 4.50% 4/30/2030		35	34
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (e)		45	46
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (d)(e)(h)		6,917	6,863
Synopsys, Inc. 5.15% 4/1/2035		1,410	1,434
Talen Energy Supply, LLC 8.625% 6/1/2030 (e)		69	73
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.353% 5/17/2030 (g)(h)		44	44
Talos Production, Inc. 9.00% 2/1/2029 (e)		15	16
Talos Production, Inc. 9.375% 2/1/2031 (e)		55	57
Tenet Healthcare Corp. 6.125% 10/1/2028		17	17
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		455	461
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032		200	210
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		965	669
TGS ASA 8.50% 1/15/2030 (e)		200	210
Tidewater, Inc. 9.125% 7/15/2030 (e)		10	11
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040		861	848
T-Mobile USA, Inc. 2.40% 3/15/2029		1,079	1,022
T-Mobile USA, Inc. 5.65% 1/15/2053		1,400	1,355
Toronto-Dominion Bank (The) 4.783% 12/17/2029		424	435
TotalEnergies Capital SA 5.488% 4/5/2054		1,500	1,451
TransDigm, Inc. 4.875% 5/1/2029		80	80
TransDigm, Inc. 6.875% 12/15/2030 (e)		85	89
TransDigm, Inc. 6.625% 3/1/2032 (e)		45	47
TransDigm, Inc. 6.375% 5/31/2033 (e)		75	77
TransDigm, Inc. 6.75% 1/31/2034 (e)		140	146
Transocean International, Ltd. 8.75% 2/15/2030 (e)		30	31
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (e)		83	84
Transocean, Inc. 6.80% 3/15/2038		35	30
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(f)		100	100
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(e)		251	252
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(e)		100	100
Turkey (Republic of) 7.125% 7/17/2032		1,360	1,440
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(e)		554	557
U.S. Treasury 3.875% 5/31/2027		662	665
U.S. Treasury 3.75% 6/30/2027		30	30
U.S. Treasury 3.625% 8/31/2027 (m)		25,710	25,766
U.S. Treasury 3.50% 10/15/2028		1,281	1,280
U.S. Treasury 3.50% 11/15/2028		1,460	1,458
U.S. Treasury 3.50% 9/30/2029		399	397
U.S. Treasury 4.125% 10/31/2029		328	334
U.S. Treasury 4.00% 5/31/2030		2,995	3,034
U.S. Treasury 3.875% 6/30/2030 (m)		13,418	13,520
U.S. Treasury 3.50% 11/30/2030		1,289	1,276
U.S. Treasury 4.125% 11/30/2031		704	715
U.S. Treasury 3.875% 8/15/2034		540	532
U.S. Treasury 4.625% 2/15/2035		1,681	1,746
U.S. Treasury 4.00% 11/15/2035 (m)		7,207	7,109
U.S. Treasury 1.75% 8/15/2041		4,650	3,144
U.S. Treasury 4.75% 11/15/2043 (m)		2,650	2,654
U.S. Treasury 4.625% 5/15/2044		1,210	1,190
U.S. Treasury 3.00% 8/15/2048 (m)		5,045	3,743
U.S. Treasury 1.25% 5/15/2050		1,625	780
U.S. Treasury 4.75% 11/15/2053 (m)		4,809	4,729
U.S. Treasury 4.25% 2/15/2054		681	617
U.S. Treasury 4.625% 5/15/2054 (m)		1,836	1,772
U.S. Treasury 4.50% 11/15/2054		143	135
U.S. Treasury 4.625% 2/15/2055 (m)		2,915	2,814

American Funds Insurance Series	218

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
U.S. Treasury 4.75% 8/15/2055	USD	927	$913
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (c)		850	845
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)		10,727	11,051
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)		3,539	1,913
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (c)		186	145
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)(m)		2,891	2,600
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)		4,653	4,417
UKG, Inc. 6.875% 2/1/2031 (e)		77	79
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (d)(l)		800	647
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (d)(l)		17	16
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (d)(l)		2,692	2,628
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (d)(l)		164	171
Uniform Mortgage-Backed Security 7.00% 1/1/2056 (d)(l)		3,010	3,168
Uniform Mortgage-Backed Security 2.00% 2/1/2056 (d)(l)		7,290	5,893
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (d)(l)		3,696	3,406
United Mexican States 5.375% 3/22/2033		765	761
United Mexican States 6.00% 5/7/2036		970	985
United Mexican States 6.338% 5/4/2053		425	406
United Natural Foods, Inc. 6.75% 10/15/2028 (e)		85	85
United Rentals (North America), Inc. 3.875% 2/15/2031		130	124
UnitedHealth Group, Inc. 5.30% 6/15/2035		1,450	1,502
UnitedHealth Group, Inc. 5.95% 6/15/2055		1,450	1,490
Univision Communications, Inc. 8.00% 8/15/2028 (e)		110	114
Univision Communications, Inc. 4.50% 5/1/2029 (e)		250	240
US Foods, Inc. 4.625% 6/1/2030 (e)		35	35
Vail Resorts, Inc. 5.625% 7/15/2030 (e)		35	36
Vail Resorts, Inc. 6.50% 5/15/2032 (e)		20	21
Valvoline, Inc. 3.625% 6/15/2031 (e)		85	78
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.00% PIK 7/16/2026 (f)(g)(h)(i)(j)		34	11
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (f)(g)(h)(i)(j)		34	11
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (f)(g)(h)(i)(j)		56	18
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (e)		35	33
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (e)		31	31
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)		110	100
Venture Global LNG, Inc. 8.125% 6/1/2028 (e)		80	81
Venture Global LNG, Inc. 9.875% 2/1/2032 (e)		82	85
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (e)		50	51
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (e)		55	59
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (e)		115	118
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (e)		25	27
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)		85	87
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(e)		525	532
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(h)		752	757
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(d)(e)		1,418	1,424
Voyager Parent, LLC 9.25% 7/1/2032 (e)		150	159
Warrior Met Coal, Inc. 7.875% 12/1/2028 (e)		71	73
Waste Management, Inc. 3.875% 1/15/2029		50	50
Weatherford International, Ltd. 8.625% 4/30/2030 (e)		34	35
Weatherford International, Ltd. 6.75% 10/15/2033 (e)		65	67
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (a)		4,698	4,668
WESCO Distribution, Inc. 7.25% 6/15/2028 (e)		200	203
WESCO Distribution, Inc. 6.625% 3/15/2032 (e)		150	157
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(e)		99	100
WMG Acquisition Corp. 3.75% 12/1/2029 (e)		110	106
WMG Acquisition Corp. 3.00% 2/15/2031 (e)		80	75
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)(i)		74	81
Wynn Macau, Ltd. 6.75% 2/15/2034 (e)		875	887
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (e)		43	47
			643,640
Total bonds, notes & other debt instruments (cost: $1,378,329,000)			1,345,508

219	American Funds Insurance Series

Capital World Bond Fund® (continued)

Preferred securities 0.01%	Shares	Value (000)
U.S. dollars 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares (e)(f)(n)	48	$80
Total preferred securities (cost: $50,000)		80

Common stocks 0.00%
U.S. dollars 0.00%
Altera Infrastructure, LP (f)	1,441	59
Expand Energy Corp.	45	5
Venator Materials PLC (f)(n)	232	—	(k)
Total common stocks (cost: $1,019,000)		64

Rights & warrants 0.00%
U.S. dollars 0.00%
Expand Energy Corp., Class C, warrants, expire 2/9/2026 (n)	85	8
Total rights & warrants (cost: $73,000)		8

Investment funds 1.54%
Capital Group Central Corporate Bond Fund (o)	2,674,552	22,734
Total investment funds (cost: $20,987,000)		22,734

Short-term securities 7.71%
Money market investments 7.71%
Capital Group Central Cash Fund 3.79% (o)(p)	1,141,484	114,160
Total short-term securities (cost: $114,142,000)		114,160

Options purchased (equity style) 0.00%
Options purchased (equity style) *	16
Total options purchased (equity style) (cost: $81,000)	16
Total investment securities 100.19% (cost: $1,514,681,000)	1,482,570
Other assets less liabilities (0.19)%	(2,800)
Net assets 100.00%	$1,479,770

*Options purchased (equity style)

Options on foreign currencies

Description	Counterparty	Expiration date	Exercise price		Notional amount (000)		Value at 12/31/2025 (000)
Put
USD/JPY Foreign Currency Options	BNP Paribas	2/18/2026	JPY	147.00	USD	15,680	$16

American Funds Insurance Series	220

Capital World Bond Fund® (continued)

Options purchased (futures style)

Options on futures

Description	Number of contracts	Expiration date	Exercise price		Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
Put
10 Year Euro-Bund Futures Option	125	1/23/2026	EUR	126.50	EUR	12,500	$—	(k)

Options written (futures style)

Options on futures

Description	Number of contracts	Expiration date	Exercise price		Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
Call
10 Year Euro-Bund Futures Option	(125)	1/23/2026	EUR	131.50	EUR	(12,500)	$28

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
3 Month SONIA Futures	Short	4	3/18/2026	USD	(1,298)	$(2)
3 Month CORRA Futures	Long	866	6/17/2026		154,131	377
3 Month Euro EURIBOR Futures	Long	1	12/14/2026		288	— (k)
2 Year Italy Government Bond Futures	Long	274	3/10/2026		34,561	(61)
2 Year Euro-Schatz Futures	Short	61	3/10/2026		(7,655)	8
2 Year Canadian Government Bond Futures	Long	301	3/31/2026		23,159	(63)
2 Year U.S. Treasury Note Futures	Long	1,141	4/6/2026		238,228	(45)
3 Year Australian Treasury Bond Futures	Long	332	3/17/2026		23,263	16
5 Year Euro-Bobl Futures	Long	384	3/10/2026		52,420	(269)
5 Year Canadian Government Bond Futures	Long	209	3/31/2026		17,251	(152)
5 Year U.S. Treasury Note Futures	Long	482	4/6/2026		52,685	(144)
10 Year Italy Government Bond Futures	Long	82	3/10/2026		11,581	(35)
10 Year French Government Bond Futures	Short	36	3/10/2026		(5,102)	35
10 Year Euro-Bund Futures	Short	416	3/10/2026		(62,367)	460
10 Year Australian Treasury Bond Futures	Long	145	3/16/2026		10,594	50
10 Year Japanese Government Bond Futures	Short	30	3/23/2026		(25,359)	167
10 Year U.S. Treasury Note Futures	Long	161	3/31/2026		18,102	(168)
10 Year Ultra U.S. Treasury Note Futures	Long	69	3/31/2026		7,936	(67)
10 Year UK Gilt Futures	Short	31	3/31/2026		(3,818)	14
10 Year Canadian Government Bond Futures	Short	241	3/31/2026		(21,230)	331
20 Year U.S. Treasury Bond Futures	Long	153	3/31/2026		17,686	(251)
30 Year Euro-Buxl Futures	Short	54	3/10/2026		(6,988)	157
30 Year Ultra U.S. Treasury Bond Futures	Long	186	3/31/2026		21,948	(374)
						$(16)

221	American Funds Insurance Series

Capital World Bond Fund® (continued)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2025 (000)
TRY	137,735	USD	3,157	Citibank	1/7/2026	$35
MYR	8,120	USD	1,986	BNP Paribas	1/8/2026	17
USD	1,377	MYR	5,680	JPMorgan Chase	1/8/2026	(24)
CAD	39,278	USD	28,223	Barclays Bank PLC	1/9/2026	406
GBP	9,385	USD	12,570	Bank of America	1/9/2026	81
USD	2,793	JPY	432,460	Bank of America	1/9/2026	30
CZK	117,510	USD	5,689	Bank of New York Mellon	1/9/2026	28
USD	1,032	BRL	5,550	Goldman Sachs	1/9/2026	22
CZK	49,000	USD	2,366	JPMorgan Chase	1/9/2026	18
USD	1,007	JPY	155,470	Citibank	1/9/2026	14
CZK	156,440	EUR	6,463	JPMorgan Chase	1/9/2026	13
EUR	800	USD	934	HSBC Bank	1/9/2026	7
CHF	1,007	USD	1,271	Bank of America	1/9/2026	2
USD	1,318	IDR	21,992,435	Citibank	1/9/2026	1
COP	135,700	USD	35	Citibank	1/9/2026	— (k)
IDR	14,450,980	USD	869	Goldman Sachs	1/9/2026	(3)
USD	1,002	PHP	59,200	HSBC Bank	1/9/2026	(3)
EUR	2,820	USD	3,319	Bank of America	1/9/2026	(4)
USD	7,053	INR	635,855	HSBC Bank	1/9/2026	(14)
BRL	5,610	USD	1,042	Citibank	1/9/2026	(20)
JPY	331,470	USD	2,145	Barclays Bank PLC	1/9/2026	(27)
USD	1,760	CLP	1,623,750	Citibank	1/9/2026	(43)
USD	5,157	GBP	3,860	Bank of America	1/9/2026	(46)
USD	3,577	COP	13,816,730	Citibank	1/9/2026	(64)
USD	3,707	KRW	5,484,900	Citibank	1/9/2026	(93)
USD	11,254	EUR	9,660	Citibank	1/9/2026	(103)
USD	8,919	KRW	13,061,798	Citibank	1/9/2026	(130)
SEK	46,505	USD	4,947	HSBC Bank	1/12/2026	107
NOK	68,290	USD	6,741	Bank of America	1/12/2026	34
CNH	21,500	USD	3,062	UBS AG	1/12/2026	23
USD	1,972	NZD	3,397	HSBC Bank	1/12/2026	15
EUR	5,100	CAD	8,207	HSBC Bank	1/12/2026	14
HUF	1,284,310	EUR	3,326	JPMorgan Chase	1/12/2026	13
PLN	6,680	EUR	1,573	Citibank	1/12/2026	11
SGD	1,400	USD	1,081	Citibank	1/12/2026	9
AUD	2,017	USD	1,340	HSBC Bank	1/12/2026	6
USD	5,075	PLN	18,215	BNP Paribas	1/12/2026	2
EUR	1,778	RON	9,075	Citibank	1/12/2026	(2)
USD	4,334	HUF	1,419,580	HSBC Bank	1/12/2026	(3)
USD	2,870	SGD	3,690	UBS AG	1/12/2026	(3)
USD	274	PLN	1,000	Citibank	1/12/2026	(4)
USD	2,280	CAD	3,133	HSBC Bank	1/12/2026	(4)
USD	239	ZAR	4,080	Citibank	1/12/2026	(7)
NZD	2,799	USD	1,621	Bank of America	1/12/2026	(9)
USD	2,322	NOK	23,545	HSBC Bank	1/12/2026	(14)
USD	3,684	NOK	37,576	Morgan Stanley	1/12/2026	(45)
USD	5,235	THB	166,360	Citibank	1/12/2026	(50)
USD	14,281	AUD	21,579	Morgan Stanley	1/12/2026	(121)
USD	14,447	HUF	4,788,935	Citibank	1/12/2026	(184)
EUR	22,685	USD	26,423	Goldman Sachs	1/13/2026	254
USD	1,694	EUR	1,440	HSBC Bank	1/13/2026	— (k)
THB	135,185	USD	4,307	UBS AG	1/14/2026	(13)
CNH	859,567	USD	122,304	Standard Chartered Bank	1/15/2026	1,035
USD	5,262	JPY	811,230	Citibank	1/15/2026	76
CNH	11,710	USD	1,667	Goldman Sachs	1/15/2026	13
DKK	46,980	EUR	6,289	HSBC Bank	1/15/2026	2

American Funds Insurance Series	222

Capital World Bond Fund® (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2025 (000)
USD	11,507	DKK	73,090	HSBC Bank	1/15/2026	$(3)
JPY	1,957,390	USD	12,660	Goldman Sachs	1/15/2026	(147)
JPY	3,141,727	USD	20,336	Bank of America	1/15/2026	(251)
EUR	6,922	GBP	6,085	HSBC Bank	1/16/2026	(61)
USD	7,902	GBP	5,910	Citibank	1/16/2026	(64)
GBP	4,060	EUR	4,620	HSBC Bank	1/22/2026	37
USD	8,016	GBP	5,975	Morgan Stanley	1/22/2026	(38)
USD	34,933	BRL	190,062	Citibank	1/23/2026	462
USD	772	BRL	4,280	Citibank	1/23/2026	(4)
BRL	65,500	USD	12,008	Citibank	1/23/2026	(129)
EUR	29,240	USD	34,459	Morgan Stanley	1/26/2026	(53)
EUR	23,116	USD	27,264	Standard Chartered Bank	1/29/2026	(59)
EUR	7,510	USD	8,838	Morgan Stanley	3/16/2026	19
EUR	700	USD	820	Bank of New York Mellon	3/18/2026	6
						$970

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		12/31/2025 (000)	(received) (000)	at 12/31/2025 (000)
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	EUR	9,720	$(2)	$—	$(2)
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	EUR	9,730	(3)	—	(3)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP	4,083	53	—	53
3.5175%	Annual	SOFR	Annual	8/15/2027	USD	24,180	69	—	69
SOFR	Annual	3.4925%	Annual	8/19/2027	USD	67,090	(167)	—	(167)
3.515%	Annual	6-month CZK-PRIBOR	Semi-annual	9/2/2027	CZK	396,600	(6)	—	(6)
6-month PLN-WIBOR	Semi-annual	4.14%	Annual	9/2/2027	PLN	70,510	(156)	—	(156)
SOFR	Annual	3.2685%	Annual	9/9/2027	USD	88,350	88	—	88
SOFR	Annual	3.3395%	Annual	9/23/2027	USD	67,500	(15)	—	(15)
1.9308%	Annual	Euro STR	Annual	9/24/2027	USD	32,500	(56)	—	(56)
SOFR	Annual	3.2355%	Annual	9/30/2027	USD	37,230	50	—	50
SOFR	Annual	3.28%	Annual	12/1/2027	USD	4,480	3	—	3
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR	5,930	(90)	—	(90)
3.4928%	Annual	SONIA	Annual	8/6/2029	GBP	5,260	(19)	—	(19)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD	16,910	(41)	—	(41)
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR	2,690	29	—	29
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR	2,690	29	—	29
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR	2,690	29	—	29
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK	32,270	(19)	—	(19)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR	2,500	35	—	35
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK	26,280	8	—	8
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK	16,900	6	—	6
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK	16,890	5	—	5
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	NOK	62,070	20	—	20
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	SEK	67,510	39	—	39
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	SEK	67,510	39	—	39
2.2053%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR	6,330	(91)	—	(91)
2.2033%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR	6,350	(92)	—	(92)

223	American Funds Insurance Series

Capital World Bond Fund® (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		12/31/2025 (000)	(received) (000)	at 12/31/2025 (000)
3-month SEK-STIBOR	Quarterly	2.2732%	Annual	8/14/2030	SEK	60,130	$69	$—	$69
2.3523%	Annual	6-month EURIBOR	Semi-annual	8/14/2030	EUR	5,570	(52)	—	(52)
3.8108%	Annual	6-month NOK-NIBOR	Semi-annual	8/14/2030	NOK	98,800	(114)	—	(114)
6-month NOK-NIBOR	Semi-annual	3.99%	Annual	9/22/2030	NOK	64,900	27	—	27
6-month NOK-NIBOR	Semi-annual	4.08%	Annual	9/23/2030	NOK	64,270	3	—	3
6-month NOK-NIBOR	Semi-annual	4.09%	Annual	9/23/2030	NOK	32,700	— (k)	—	— (k)
3.488%	Annual	SOFR	Annual	6/17/2031	USD	941	— (k)	—	— (k)
3.43574%	Annual	SOFR	Annual	6/17/2031	USD	1,098	(2)	—	(2)
2.7083%	Annual	6-month EURIBOR	Semi-annual	2/15/2035	EUR	7,460	(125)	—	(125)
SOFR	Annual	3.79168%	Annual	6/17/2036	USD	1,202	5	—	5
SOFR	Annual	3.801%	Annual	6/17/2036	USD	1,040	3	—	3
SOFR	Annual	3.944%	Annual	9/9/2055	USD	3,010	116	—	116
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR	1,740	139	—	139
SOFR	Annual	3.9305%	Annual	9/23/2055	USD	7,440	304	—	304
6-month EURIBOR	Semi-annual	2.9287%	Annual	9/24/2055	EUR	3,250	235	—	235
4.13862%	Annual	SOFR	Annual	6/17/2056	USD	291	(2)	—	(2)
4.097%	Annual	SOFR	Annual	6/17/2056	USD	253	(3)	—	(3)
							$348	$—	$348

Bilateral interest rate swaps

Receive		Pay				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date	Amount (000)		12/31/2025 (000)	(received) (000)	at 12/31/2025 (000)
12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	BRL	44,390	$(284)	$—	$(284)
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL	30,865	(343)	—	(343)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL	79,860	(600)	—	(600)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL	100,270	(955)	—	(955)
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	14,440	66	—	66
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	10,600	44	—	44
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	6,440	26	—	26
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL	35,980	(513)	—	(513)
								$(2,559)	$—	$(2,559)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD	4,422	$(100)	$(99)	$(1)
ITRAXX.EUR.44	1.00%	Quarterly	12/20/2030	EUR	23,910	(648)	(603)	(45)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD	13,200	(1,009)	(960)	(49)
CDX.EM.44	1.00%	Quarterly	12/20/2030		9,890	106	212	(106)
						$(1,651)	$(1,450)	$(201)
American Funds Insurance Series	224

Capital World Bond Fund® (continued)

Swap contracts (continued)

Credit default swaps (continued)

Centrally cleared credit default swaps on credit indices — sell protection

Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)		Value at 12/31/2025 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
ITRAXX.EUR.XO.44	5.00%	Quarterly	12/20/2030	EUR	4,180	$544	$520	$24

Investments in affiliates (o)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Investment funds 1.54%
Capital Group Central Corporate Bond Fund	$21,147	$1,043	$—	$—	$544	$22,734	$1,043
Short-term securities 7.71%
Money market investments 7.71%
Capital Group Central Cash Fund 3.79% (p)	23,214	581,246	490,311	(6)	17	114,160	3,583
Total 9.25%				$(6)	$561	$136,894	$4,626

Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)	5/19/2020	$5,709	$5,993	0.41%
CSN Inova Ventures 6.75% 1/28/2028	12/5/2025 - 12/11/2025	2,558	2,542	0.17
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	2,071	2,287	0.15
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	2,013	2,077	0.14
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,337	1,355	0.09
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)	9/29/2025	74	81	0.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (g)(h)	9/13/2023	26	27	0.00 (s)
Total		$13,788	$14,362	0.97%
225	American Funds Insurance Series

Capital World Bond Fund® (continued)

(a)	Step bond; coupon rate may change at a later date.

(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.

(c)	Index-linked bond whose principal amount moves with a government price index.

(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

(e)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $156,400,000, which represented 10.57% of the net assets of the fund.
(f)	Value determined using significant unobservable inputs.

(g)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,355,000, which represented 0.09% of the net assets of the fund.

(h)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Scheduled interest and/or principal payment was not received.

(k)	Amount less than one thousand.

(l)	Represents securities transacted on a TBA basis.

(m)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,108,000, which represented 0.95% of the net assets of the fund.
(n)	Non-income producing.

(o)	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.

(p)	Rate represents the seven-day yield at 12/31/2025.

(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.

(r)	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
(s)	Amount less than 0.01%.

Key to abbreviation(s)

Assn. = Association

AUD = Australian dollars

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CAD = Canadian dollars

CHF = Swiss francs

CLO = Collateralized Loan Obligations

CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi

CNY = Chinese yuan renminbi

COP = Colombian pesos

CORRA = Canadian Overnight Repo Rate Average

CZK = Czech korunas

DAC = Designated Activity Company

DKK = Danish kroner

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

GBP = British pounds

HUF = Hungarian forints

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

MYR = Malaysian ringgits

NIBOR = Norwegian Interbank Offered Rate

NOK = Norwegian kroner

NZD = New Zealand dollars

PHP = Philippine pesos

PIK = Payment In Kind

PLN = Polish zloty

PRIBOR = Prague Interbank Offered Rate

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

RON = Romanian leu

SEK = Swedish kronor

SGD = Singapore dollars

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

STIBOR = Stockholm Interbank Offered Rate

STR = Short-Term Rate

TBA = To be announced

THB = Thai baht

TRY = Turkish lira

USD = U.S. dollars

UST = U.S. Treasury

WIBOR = Warsaw Interbank Offered Rate

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series	226

American High-Income Trust®

Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 88.59%	Principal amount (000)		Value (000)
Corporate bonds and notes 84.57%
Communication services 14.33%
Altice France 6.50% 4/15/2032 (a)	USD	3,080	$2,955
Altice France 6.875% 7/15/2032 (a)		1,295	1,243
Altice France SA 10.00% 1/15/2033 (a)		80	73
CCO Holdings, LLC 5.50% 5/1/2026 (a)		102	102
CCO Holdings, LLC 5.00% 2/1/2028 (a)		1,041	1,033
CCO Holdings, LLC 5.375% 6/1/2029 (a)		720	712
CCO Holdings, LLC 6.375% 9/1/2029 (a)		445	451
CCO Holdings, LLC 4.75% 3/1/2030 (a)		3,281	3,136
CCO Holdings, LLC 4.50% 8/15/2030 (a)		2,644	2,491
CCO Holdings, LLC 4.25% 2/1/2031 (a)		3,164	2,909
CCO Holdings, LLC 7.375% 3/1/2031 (a)		70	72
CCO Holdings, LLC 4.75% 2/1/2032 (a)		3,163	2,893
CCO Holdings, LLC 4.50% 5/1/2032		2,669	2,397
CCO Holdings, LLC 4.50% 6/1/2033 (a)		3,357	2,942
CCO Holdings, LLC 4.25% 1/15/2034 (a)		5,497	4,679
Charter Communications Operating, LLC 4.80% 3/1/2050		437	329
Charter Communications Operating, LLC 3.70% 4/1/2051		473	299
Charter Communications Operating, LLC 3.90% 6/1/2052		950	614
Charter Communications Operating, LLC 5.25% 4/1/2053		577	457
Charter Communications Operating, LLC 3.85% 4/1/2061		175	104
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)		670	671
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)		430	427
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (a)		925	972
Connect Finco SARL 9.00% 9/15/2029 (a)		7,980	8,475
CSC Holdings, LLC 5.50% 4/15/2027 (a)		230	197
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)		285	78
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)		2,109	2,123
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)		2,865	2,902
Discovery Communications, LLC 4.125% 5/15/2029		300	290
DISH Network Corp. 11.75% 11/15/2027 (a)		11,088	11,547
EchoStar Corp. 10.75% 11/30/2029		5,568	6,162
EchoStar Corp. 6.75% Cash 11/30/2030 (b)		5,450	5,590
Embarq, LLC 7.995% 6/1/2036		4,729	1,962
Frontier Communications Holdings, LLC 5.875% 10/15/2027 (a)		445	448
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)		3,655	3,685
Frontier Communications Holdings, LLC 5.875% 11/1/2029		2,625	2,659
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)		3,161	3,217
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)		50	52
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (a)		225	238
Gray Media, Inc. 10.50% 7/15/2029 (a)		3,591	3,868
Gray Media, Inc. 4.75% 10/15/2030 (a)		791	614
Gray Media, Inc. 5.375% 11/15/2031 (a)		2,538	1,905
Gray Media, Inc. 9.625% 7/15/2032 (a)		3,093	3,212
Lamar Media Corp. 4.00% 2/15/2030		260	252
Lamar Media Corp. 3.625% 1/15/2031		360	339
Lamar Media Corp. 5.375% 11/1/2033 (a)		450	448
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(b)(c)		3,296	840
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)		883	922
News Corp. 3.875% 5/15/2029 (a)		310	301
Nexstar Media, Inc. 4.75% 11/1/2028 (a)		3,780	3,755
Paramount Global 7.875% 7/30/2030		130	141
Paramount Global 6.875% 4/30/2036		490	483
Scripps Escrow II, Inc. 3.875% 1/15/2029 (a)		280	258
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)		1,120	1,171
Sirius XM Radio, LLC 3.125% 9/1/2026 (a)		1,760	1,750
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)		700	704
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)		3,484	3,410
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)		510	514
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)		3,380	3,217
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)		5,536	5,102

227	American Funds Insurance Series

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Snap, Inc. 6.875% 3/1/2033 (a)	USD	1,540	$1,597
Stagwell Global, LLC 5.625% 8/15/2029 (a)		1,010	986
TEGNA, Inc. 5.00% 9/15/2029		1,151	1,142
Univision Communications, Inc. 8.00% 8/15/2028 (a)		2,180	2,259
Univision Communications, Inc. 4.50% 5/1/2029 (a)		4,970	4,778
Univision Communications, Inc. 7.375% 6/30/2030 (a)		2,552	2,603
Univision Communications, Inc. 8.50% 7/31/2031 (a)		995	1,040
Univision Communications, Inc. 9.375% 8/1/2032 (a)		3,805	4,092
Verizon Communications, Inc. 2.355% 3/15/2032		21	19
Verizon Communications, Inc. 4.75% 1/15/2033		79	79
Verizon Communications, Inc. 5.75% 11/30/2045		19	19
Verizon Communications, Inc. 5.875% 11/30/2055		48	47
Verizon Communications, Inc. 6.00% 11/30/2065		22	22
Versant Media Group, Inc. 7.25% 1/30/2031 (a)		1,265	1,306
VMED 02 UK Financing I PLC 4.25% 1/31/2031 (a)		550	502
WarnerMedia Holdings, Inc. 3.755% 3/15/2027		360	358
WarnerMedia Holdings, Inc. 4.054% 3/15/2029		2,821	2,745
WarnerMedia Holdings, Inc. 4.279% 3/15/2032		2,970	2,611
WarnerMedia Holdings, Inc. 5.05% 3/15/2042		6,878	4,858
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		326	216
WMG Acquisition Corp. 3.75% 12/1/2029 (a)		1,498	1,443
WMG Acquisition Corp. 3.875% 7/15/2030 (a)		957	919
WMG Acquisition Corp. 3.00% 2/15/2031 (a)		225	210
Ziggo BV 4.875% 1/15/2030 (a)		215	203
			148,846

Energy 12.21%
3R Lux SARL 9.75% 2/5/2031 (a)		675	695
Aker BP ASA 5.25% 10/30/2035 (a)		195	191
Antero Midstream Partners, LP 5.75% 7/1/2034 (a)		575	580
Archrock Partners, LP 6.25% 4/1/2028 (a)		255	257
Archrock Partners, LP 6.625% 9/1/2032 (a)		520	537
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)		1,855	1,867
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)		1,175	1,219
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)		1,150	1,191
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)		1,210	1,198
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)		125	131
Blue Racer Midstream, LLC 7.25% 7/15/2032 (a)		40	43
Borr IHC, Ltd. 10.00% 11/15/2028 (a)		2,010	2,023
Borr IHC, Ltd. 10.375% 11/15/2030 (a)		646	644
California Resources Corp. 8.25% 6/15/2029 (a)		520	544
Caturus Energy, LLC 8.50% 2/15/2030 (a)		1,080	1,126
Chord Energy Corp. 6.75% 3/15/2033 (a)		990	1,024
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)		1,220	1,273
Civitas Resources, Inc. 5.00% 10/15/2026 (a)		585	586
Civitas Resources, Inc. 8.375% 7/1/2028 (a)		740	763
Civitas Resources, Inc. 8.625% 11/1/2030 (a)		585	614
Civitas Resources, Inc. 8.75% 7/1/2031 (a)		2,207	2,292
Civitas Resources, Inc. 9.625% 6/15/2033 (a)		290	313
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)		280	273
CNX Resources Corp. 6.00% 1/15/2029 (a)		1,754	1,768
CNX Resources Corp. 7.375% 1/15/2031 (a)		931	968
CNX Resources Corp. 7.25% 3/1/2032 (a)		2,160	2,256
Comstock Resources, Inc. 6.75% 3/1/2029 (a)		405	406
Comstock Resources, Inc. 5.875% 1/15/2030 (a)		890	866
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)		1,950	2,030
Crescent Energy Finance, LLC 9.25% 2/15/2028 (a)		907	939
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)		1,635	1,586

American Funds Insurance Series	228

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	USD	1,215	$1,154
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)		495	492
Diamond Foreign Asset Co. 8.50% 10/1/2030 (a)		420	446
DT Midstream, Inc. 4.125% 6/15/2029 (a)		1,408	1,390
DT Midstream, Inc. 4.375% 6/15/2031 (a)		307	301
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)		775	766
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)		1,040	1,009
Energy Transfer, LP 6.00% 2/1/2029 (a)		55	56
EQT Corp. 6.375% 4/1/2029		185	192
EQT Corp. 4.75% 1/15/2031		1,350	1,359
EQT Corp. 3.625% 5/15/2031 (a)		290	273
Expand Energy Corp. 4.875% 4/15/2022 (c)		4,300	1
Expand Energy Corp. 6.75% 4/15/2029 (a)		280	282
Expand Energy Corp. 5.375% 3/15/2030		780	791
Expand Energy Corp. 4.75% 2/1/2032		290	286
Genesis Energy, LP 7.75% 2/1/2028		72	72
Genesis Energy, LP 8.25% 1/15/2029		1,545	1,618
Genesis Energy, LP 8.875% 4/15/2030		1,225	1,295
Genesis Energy, LP 7.875% 5/15/2032		2,785	2,905
Global Partners, LP 6.875% 1/15/2029		135	137
Global Partners, LP 8.25% 1/15/2032 (a)		580	613
Global Partners, LP 7.125% 7/1/2033 (a)		385	394
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)		395	408
Harbour Energy PLC 5.50% 10/15/2026 (a)		1,065	1,059
Harvest Midstream I, LP 7.50% 9/1/2028 (a)		1,432	1,454
Harvest Midstream I, LP 7.50% 5/15/2032 (a)		520	542
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)		775	792
Hess Midstream Operations, LP 5.125% 6/15/2028 (a)		361	363
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)		695	720
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)		1,430	1,404
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)		490	498
Hilcorp Energy I, LP 5.75% 2/1/2029 (a)		805	798
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)		837	817
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)		783	747
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)		605	572
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)		1,258	1,290
Kodiak Gas Services, LLC 7.25% 2/15/2029 (a)		350	364
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)		200	204
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)		200	206
Matador Resources Co. 6.875% 4/15/2028 (a)		275	282
Matador Resources Co. 6.50% 4/15/2032 (a)		720	731
Matador Resources Co. 6.25% 4/15/2033 (a)		1,245	1,251
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(c)		739	4
Murphy Oil Corp. 6.375% 7/15/2028		243	245
Murphy Oil Corp. 6.00% 10/1/2032		410	410
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)		820	770
Nabors Industries, Inc. 9.125% 1/31/2030 (a)		1,225	1,285
Nabors Industries, Inc. 8.875% 8/15/2031 (a)		445	432
Nabors Industries, Inc. 7.625% 11/15/2032 (a)		1,240	1,220
Nabors Industries, Ltd. 7.50% 1/15/2028 (a)		75	75
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)		745	57
NFE Financing, LLC 12.00% 11/15/2029 (a)(c)		18,263	5,296
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)		105	109
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)		490	508
Noble Finance II, LLC 8.00% 4/15/2030 (a)		1,695	1,762
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)		360	364
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)		895	872
NuStar Logistics, LP 6.00% 6/1/2026		286	288
Occidental Petroleum Corp. 6.60% 3/15/2046		582	604
Occidental Petroleum Corp. 6.05% 10/1/2054		1,200	1,148

229	American Funds Insurance Series

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Permian Resources Operating, LLC 8.00% 4/15/2027 (a)	USD	58	$59
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)		955	999
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)		1,490	1,529
Petrobras Global Finance BV 5.125% 9/10/2030		1,070	1,050
Petroleos Mexicanos 8.75% 6/2/2029		880	944
Petroleos Mexicanos 6.84% 1/23/2030		510	518
Petroleos Mexicanos 5.95% 1/28/2031		1,010	978
Petroleos Mexicanos 7.69% 1/23/2050		185	166
Petroleos Mexicanos 6.95% 1/28/2060		320	261
Range Resources Corp. 8.25% 1/15/2029		500	510
Range Resources Corp. 4.75% 2/15/2030 (a)		285	282
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)		200	208
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)		335	322
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)		1,785	1,852
Sunoco, LP 6.00% 4/15/2027		547	550
Sunoco, LP 5.875% 7/15/2027 (a)		535	538
Sunoco, LP 5.875% 3/15/2028		290	292
Sunoco, LP 7.00% 5/1/2029 (a)		300	313
Sunoco, LP 4.50% 5/15/2029		1,970	1,936
Sunoco, LP 4.50% 4/30/2030		1,880	1,837
Sunoco, LP 4.625% 5/1/2030 (a)		440	428
Sunoco, LP 5.625% 3/15/2031 (a)		925	932
Sunoco, LP 7.25% 5/1/2032 (a)		1,335	1,412
Sunoco, LP 6.625% 8/15/2032 (a)		70	72
Sunoco, LP 6.25% 7/1/2033 (a)		810	830
Sunoco, LP 5.875% 3/15/2034 (a)		810	810
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(d)		1,775	1,825
Talos Production, Inc. 9.00% 2/1/2029 (a)		985	1,026
Talos Production, Inc. 9.375% 2/1/2031 (a)		1,355	1,416
Targa Resources Partners, LP 5.50% 3/1/2030		327	332
Targa Resources Partners, LP 4.875% 2/1/2031		180	181
TGS ASA 8.50% 1/15/2030 (a)		710	744
Tidewater, Inc. 9.125% 7/15/2030 (a)		265	285
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)		387	398
Transocean International, Ltd. 8.75% 2/15/2030 (a)		374	391
Transocean International, Ltd. 7.875% 10/15/2032 (a)		290	304
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (a)		961	982
Transocean, Inc. 8.50% 5/15/2031 (a)		665	659
Transocean, Inc. 6.80% 3/15/2038		425	366
USA Compression Partners, LP 7.125% 3/15/2029 (a)		430	445
USA Compression Partners, LP 6.25% 10/1/2033 (a)		1,045	1,058
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)		1,070	1,004
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)		325	329
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)		1,935	1,762
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)		1,575	1,351
Venture Global LNG, Inc. 8.125% 6/1/2028 (a)		915	927
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)		405	420
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)		1,025	987
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)		1,785	1,776
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)		885	915
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(d)		413	327
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)		920	937
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)		835	903
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)		1,690	1,732
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)		550	562
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)		970	1,063
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)		1,470	1,506
Vital Energy, Inc. 7.875% 4/15/2032 (a)		700	690

American Funds Insurance Series	230

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	USD	1,375	$1,410
Weatherford International, Ltd. 6.75% 10/15/2033 (a)		1,030	1,055
Western Midstream Operating, LP 4.50% 3/1/2028		239	240
Western Midstream Operating, LP 5.25% 2/1/2050		300	257
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)		395	400
YPF SA 8.75% 9/11/2031		190	197
			126,776

Consumer discretionary 10.29%
Acushnet Co. 5.625% 12/1/2033 (a)		645	654
Advance Auto Parts, Inc. 5.95% 3/9/2028		953	975
Advance Auto Parts, Inc. 3.90% 4/15/2030		920	845
Advance Auto Parts, Inc. 3.50% 3/15/2032		959	817
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)		305	306
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)		555	548
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)		1,245	1,233
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)		1,375	1,432
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)		430	453
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)		1,275	1,254
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)		600	583
Bath & Body Works, Inc. 6.875% 11/1/2035		791	801
Bath & Body Works, Inc. 6.75% 7/1/2036		295	293
Beach Acquisition Bidco, LLC 10.75% PIK or 10.00% Cash 7/15/2033 (a)(b)		605	668
Boyd Gaming Corp. 4.75% 6/15/2031 (a)		1,330	1,300
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)		1,394	1,338
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)		1,870	1,938
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)		1,025	1,051
Caesars Entertainment, Inc. 6.00% 10/15/2032 (a)		185	180
Carnival Corp. 4.00% 8/1/2028 (a)		1,450	1,429
Carnival Corp. 5.125% 5/1/2029 (a)		870	880
Carnival Corp. 7.00% 8/15/2029 (a)		135	142
Carnival Corp. 5.75% 8/1/2032 (a)		3,044	3,128
Carnival Corp. 6.125% 2/15/2033 (a)		3,765	3,890
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)		575	617
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)		1,250	1,215
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)		1,760	1,675
First Student Bidco, Inc. 4.00% 7/31/2029 (a)		1,410	1,375
Flutter Treasury DAC 6.125% 6/4/2031	GBP	320	435
Ford Motor Co. 3.25% 2/12/2032	USD	2,790	2,460
Ford Motor Credit Co., LLC 4.271% 1/9/2027		495	493
Ford Motor Credit Co., LLC 3.815% 11/2/2027		115	113
Ford Motor Credit Co., LLC 5.918% 3/20/2028		200	205
Ford Motor Credit Co., LLC 6.798% 11/7/2028		335	352
Ford Motor Credit Co., LLC 5.113% 5/3/2029		695	696
Ford Motor Credit Co., LLC 5.875% 11/7/2029		225	231
Ford Motor Credit Co., LLC 7.20% 6/10/2030		370	397
Ford Motor Credit Co., LLC 5.73% 9/5/2030		2,263	2,299
Ford Motor Credit Co., LLC 4.00% 11/13/2030		550	520
Ford Motor Credit Co., LLC 6.05% 3/5/2031		570	586
Ford Motor Credit Co., LLC 3.625% 6/17/2031		440	403
Ford Motor Credit Co., LLC 6.532% 3/19/2032		2,185	2,286
Ford Motor Credit Co., LLC 7.122% 11/7/2033		405	435
Ford Motor Credit Co., LLC 6.125% 3/8/2034		1,955	1,987
Ford Motor Credit Co., LLC 6.50% 2/7/2035		2,755	2,855
Ford Motor Credit Co., LLC 5.869% 10/31/2035		4,390	4,337
Gap, Inc. 3.625% 10/1/2029 (a)		170	161
Gap, Inc. 3.875% 10/1/2031 (a)		108	100
General Motors Financial Co., Inc. 5.90% 1/7/2035		530	553

231	American Funds Insurance Series

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Genting New York, LLC 7.25% 10/1/2029 (a)	USD	1,440	$1,478
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)		1,790	1,809
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)		1,045	1,001
Hilton Domestic Operating Co., Inc. 5.75% 9/15/2033 (a)		655	671
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (a)		290	292
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)		591	574
Hyundai Capital America 1.65% 9/17/2026 (a)		70	69
International Game Technology PLC 5.25% 1/15/2029 (a)		1,065	1,066
KB Home 6.875% 6/15/2027		220	225
KB Home 7.25% 7/15/2030		330	341
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)		370	354
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)		3,405	3,357
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)		1,365	1,445
Levi Strauss & Co. 3.50% 3/1/2031 (a)		1,315	1,230
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)		395	400
Lithia Motors, Inc. 3.875% 6/1/2029 (a)		1,090	1,055
Lithia Motors, Inc. 5.50% 10/1/2030 (a)		625	630
Lithia Motors, Inc. 4.375% 1/15/2031 (a)		700	673
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)		455	435
MGM Resorts International 5.50% 4/15/2027		200	202
Newell Brands, Inc. 8.50% 6/1/2028 (a)		580	609
Newell Brands, Inc. 6.625% 9/15/2029		570	569
Newell Brands, Inc. 6.375% 5/15/2030		1,150	1,125
Newell Brands, Inc. 6.625% 5/15/2032		1,995	1,938
Newell Brands, Inc. 7.375% 4/1/2036		635	597
Newell Brands, Inc. 7.50% 4/1/2046		285	238
Nissan Motor Acceptance Co., LLC 5.30% 9/13/2027 (a)		400	401
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (a)		1,585	1,586
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (a)		350	343
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)		355	350
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)		1,695	1,780
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)		1,665	1,770
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)		4,190	4,456
Party City Holdings, Inc. 0% 10/12/2028 (e)		500	—	(f)
Party City Holdings, Inc. 0% 8/27/2030 (e)		2,510	50
PENN Entertainment, Inc. 4.125% 7/1/2029 (a)		15	14
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)		492	508
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)		660	654
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)		585	611
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036		171	172
Sally Holdings, LLC 6.75% 3/1/2032		2,887	3,018
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)		550	489
Sekisui House U.S., Inc. 6.00% 1/15/2043		803	752
Service Corp. International 3.375% 8/15/2030		190	178
Service Corp. International 4.00% 5/15/2031		515	493
Somnigroup International, Inc. 4.00% 4/15/2029 (a)		95	93
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)		1,981	1,946
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)		2,364	2,293
Station Casinos, LLC 6.625% 3/15/2032 (a)		320	329
TopBuild Corp. 5.625% 1/31/2034 (a)		885	896
Travel + Leisure Co. 4.50% 12/1/2029 (a)		995	975
Travel + Leisure Co. 4.625% 3/1/2030 (a)		200	196
Universal Entertainment Corp. 9.875% 8/1/2029 (a)		2,720	2,672
Vail Resorts, Inc. 5.625% 7/15/2030 (a)		315	321
Vail Resorts, Inc. 6.50% 5/15/2032 (a)		555	576
Valvoline, Inc. 3.625% 6/15/2031 (a)		630	580
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)		10	11
Wayfair, Inc. 6.75% 11/15/2032 (a)		120	124
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)		555	550
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)		352	354

American Funds Insurance Series	232

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	USD	487	$527
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)		720	737
ZF North America Capital, Inc. 7.50% 3/24/2031 (a)		700	708
			106,820

Financials 9.73%
AG Issuer, LLC 6.25% 3/1/2028 (a)		751	757
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)		555	554
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028 (a)		305	312
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)		1,745	1,753
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)		660	685
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)		1,045	1,078
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)		3,585	3,722
AmWINS Group, Inc. 4.875% 6/30/2029 (a)		1,650	1,624
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)		1,095	1,149
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)		2,015	2,102
Aretec Group, Inc. 7.50% 4/1/2029 (a)		3,193	3,222
Aretec Group, Inc. 10.00% 8/15/2030 (a)		680	735
Asurion, LLC 8.00% 12/31/2032 (a)		715	742
Blackstone Private Credit Fund 5.95% 7/16/2029		296	302
Blackstone Private Credit Fund 6.00% 11/22/2034		795	803
Block, Inc. 2.75% 6/1/2026		510	507
Block, Inc. 5.625% 8/15/2030 (a)		1,145	1,169
Block, Inc. 3.50% 6/1/2031		1,660	1,561
Block, Inc. 6.50% 5/15/2032		920	957
Block, Inc. 6.00% 8/15/2033 (a)		565	580
Blue Owl Credit Income Corp. 6.65% 3/15/2031		380	392
Cipher Compute, LLC 7.125% 11/15/2030 (a)		470	479
Coinbase Global, Inc. 3.375% 10/1/2028 (a)		4,216	4,020
Coinbase Global, Inc. 3.625% 10/1/2031 (a)		2,544	2,270
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)		3,769	3,499
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)		731	659
Freedom Mortgage Holdings, LLC 6.875% 5/1/2031 (a)		725	726
FS KKR Capital Corp. 6.125% 1/15/2031		540	527
Hightower Holding, LLC 6.75% 4/15/2029 (a)		1,140	1,137
Hightower Holding, LLC 9.125% 1/31/2030 (a)		195	208
Howden UK Refinance PLC 7.25% 2/15/2031 (a)		1,100	1,133
HUB International, Ltd. 7.25% 6/15/2030 (a)		857	900
HUB International, Ltd. 7.375% 1/31/2032 (a)		1,265	1,328
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)		3,875	3,930
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)		2,825	2,864
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)		1,550	1,533
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)		2,515	2,390
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)		1,520	1,452
Jane Street Group, LLC 7.125% 4/30/2031 (a)		136	143
Jane Street Group, LLC 6.75% 5/1/2033 (a)		1,860	1,943
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (a)		245	258
LPL Holdings, Inc. 4.375% 5/15/2031 (a)		715	697
MSCI, Inc. 3.875% 2/15/2031 (a)		510	490
MSCI, Inc. 3.625% 11/1/2031 (a)		256	240
Navient Corp. 6.75% 6/15/2026		510	517
Navient Corp. 5.00% 3/15/2027		2,253	2,259
Navient Corp. 4.875% 3/15/2028		550	544
Navient Corp. 5.50% 3/15/2029		4,240	4,212
Navient Corp. 9.375% 7/25/2030		1,907	2,121
Navient Corp. 11.50% 3/15/2031		880	986
Navient Corp. 7.875% 6/15/2032		2,445	2,561
Navient Corp. 5.625% 8/1/2033		2,548	2,332
233	American Funds Insurance Series

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Financials (continued)
OneMain Finance Corp. 3.875% 9/15/2028	USD	165	$161
OneMain Finance Corp. 6.625% 5/15/2029		1,055	1,094
OneMain Finance Corp. 5.375% 11/15/2029		1,155	1,156
OneMain Finance Corp. 7.875% 3/15/2030		915	968
OneMain Finance Corp. 6.125% 5/15/2030		1,885	1,926
OneMain Finance Corp. 4.00% 9/15/2030		245	231
OneMain Finance Corp. 7.50% 5/15/2031		125	132
OneMain Finance Corp. 7.125% 11/15/2031		1,335	1,395
OneMain Finance Corp. 7.125% 9/15/2032		1,975	2,054
OneMain Finance Corp. 6.50% 3/15/2033		1,055	1,068
OneMain Finance Corp. 6.75% 9/15/2033		695	705
Osaic Financial Services, Inc. 6.50% 11/30/2027		6	139
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)		765	800
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)		1,575	1,647
Oxford Finance, LLC 6.375% 2/1/2027 (a)		1,488	1,493
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (a)		845	876
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)		440	461
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)		520	543
Planet Financial Group, LLC 10.50% 12/15/2029 (a)		51	54
Rocket Companies, Inc. 7.125% 2/1/2032 (a)		380	400
Rocket Mortgage, LLC 2.875% 10/15/2026 (a)		520	513
Ryan Specialty, LLC 4.375% 2/1/2030 (a)		720	708
Ryan Specialty, LLC 5.875% 8/1/2032 (a)		805	823
SLM Corp. 6.50% 1/31/2030		680	705
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)		655	651
Starwood Property Trust, Inc. 5.25% 10/15/2028 (a)		1,015	1,026
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)		600	634
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)		410	429
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)		385	402
Voyager Parent, LLC 9.25% 7/1/2032 (a)		4,020	4,268
WEX, Inc. 6.50% 3/15/2033 (a)		550	565
			101,091

Materials 7.67%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)		975	1,032
AmeriTex HoldCo Intermediate, LLC, 7.625% 8/15/2033 (a)		495	523
ArcelorMittal SA 7.00% 10/15/2039		488	551
ArcelorMittal SA 6.75% 3/1/2041		825	905
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)		1,280	1,206
Avient Corp. 6.25% 11/1/2031 (a)		225	231
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)		240	253
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)		460	461
Ball Corp. 6.00% 6/15/2029		350	360
Ball Corp. 2.875% 8/15/2030		160	148
Ball Corp. 3.125% 9/15/2031		1,235	1,139
Ball Corp. 5.50% 9/15/2033		1,765	1,801
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055		36	37
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (a)		2,075	1,987
Capstone Copper Corp. 6.75% 3/31/2033 (a)		245	254
Celanese US Holdings, LLC 6.665% 7/15/2027		45	46
Celanese US Holdings, LLC 6.50% 4/15/2030		520	523
Celanese US Holdings, LLC 7.05% 11/15/2030		265	279
Celanese US Holdings, LLC 7.00% 2/15/2031		675	692
Celanese US Holdings, LLC 6.75% 4/15/2033		1,615	1,608
Celanese US Holdings, LLC 7.20% 11/15/2033		70	74
Celanese US Holdings, LLC 7.375% 2/15/2034		560	569
Century Aluminum Co. 6.875% 8/1/2032 (a)		400	413
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)		2,036	2,007

American Funds Insurance Series	234

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	USD	2,404	$2,492
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (a)		1,105	1,138
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)		2,025	1,951
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)		1,930	2,037
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)		2,035	2,088
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)		290	302
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)		1,175	1,229
Commercial Metals Co. 5.75% 11/15/2033 (a)		560	573
Commercial Metals Co. 6.00% 12/15/2035 (a)		1,160	1,190
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)		655	427
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)		3,465	2,454
CVR Partners, LP 6.125% 6/15/2028 (a)		485	488
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)		3,490	3,679
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (a)		490	516
Freeport-McMoRan, Inc. 4.25% 3/1/2030		432	429
Freeport-McMoRan, Inc. 5.45% 3/15/2043		381	369
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(b)(d)		6,093	3,473
FXI Holdings, Inc. 11.00% 11/15/2030 (a)		10,551	9,496
Graphic Packaging International, LLC 3.75% 2/1/2030 (a)		420	399
Graphic Packaging International, LLC 6.375% 7/15/2032 (a)		590	602
INEOS Finance PLC 6.75% 5/15/2028 (a)		500	445
INEOS Finance PLC 7.50% 4/15/2029 (a)		285	248
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)		510	521
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)		805	827
LSB Industries, Inc. 6.25% 10/15/2028 (a)		130	130
LYB International Finance III, LLC 5.125% 1/15/2031		16	16
Magnera Corp. 4.75% 11/15/2029 (a)		425	393
Methanex Corp. 5.125% 10/15/2027		2,415	2,430
Methanex Corp. 5.25% 12/15/2029		747	754
Methanex Corp. 5.65% 12/1/2044		465	417
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)		1,415	1,458
Minera Mexico, SA de CV, 5.625% 2/12/2032 (a)		200	207
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)		2,079	2,127
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)		1,820	1,912
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)		750	781
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)		245	256
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)		425	416
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)		2,100	2,245
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)		665	711
Novelis Corp. 3.875% 8/15/2031 (a)		497	453
Olin Corp. 6.625% 4/1/2033 (a)		80	80
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)		560	583
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)		995	1,040
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (a)(b)(d)		1,611	1,634
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (b)(d)		683	693
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)		1,310	1,315
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)		900	909
Synergy Infrastructure Holdings, LLC 7.875% 12/1/2030 (a)		325	338
Trident TPI Holdings, Inc. 12.75% 12/31/2028 (a)		470	482
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)		526	564
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)		1,015	1,102
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(d)		200	200
Veritiv Operating Co. 10.50% 11/30/2030 (a)		780	840
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)		598	612
Westlake Corp. 5.55% 11/15/2035		54	54
Westlake Corp. 6.375% 11/15/2055		40	39
			79,663

235	American Funds Insurance Series

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Health care 7.45%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	USD	4,173	$4,343
AdaptHealth, LLC 6.125% 8/1/2028 (a)		285	288
AdaptHealth, LLC 4.625% 8/1/2029 (a)		1,105	1,075
AdaptHealth, LLC 5.125% 3/1/2030 (a)		1,425	1,397
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)		495	523
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)		590	589
Avantor Funding, Inc. 4.625% 7/15/2028 (a)		2,040	2,031
Avantor Funding, Inc. 3.875% 11/1/2029 (a)		620	596
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)		205	214
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)		1,786	1,770
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)		442	387
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)		455	408
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)		216	224
Bausch Health Cos., Inc. 7.25% 5/30/2029 (a)		20	16
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)		682	481
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)		592	388
Centene Corp. 4.625% 12/15/2029		945	917
Centene Corp. 3.375% 2/15/2030		42	39
Centene Corp. 2.50% 3/1/2031		1,125	972
Centene Corp. 2.625% 8/1/2031		100	86
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)		186	184
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)		805	808
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)		2,360	2,221
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)		1,020	909
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)		162	177
DaVita, Inc. 4.625% 6/1/2030 (a)		1,365	1,328
DaVita, Inc. 3.75% 2/15/2031 (a)		875	810
DaVita, Inc. 6.875% 9/1/2032 (a)		2,255	2,349
DaVita, Inc. 6.75% 7/15/2033 (a)		2,035	2,112
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)		2,565	2,714
Grifols SA 4.75% 10/15/2028 (a)		1,590	1,571
Grifols SA 7.50% 5/1/2030	EUR	410	507
HCA, Inc. 4.625% 3/15/2052	USD	233	190
HCA, Inc. 7.50% 11/15/2095		210	229
Insulet Corp. 6.50% 4/1/2033 (a)		57	60
IQVIA, Inc. 6.25% 6/1/2032 (a)		1,475	1,543
Jazz Securities DAC 4.375% 1/15/2029 (a)		506	499
Medline Borrower, LP 3.875% 4/1/2029 (a)		2,330	2,276
Medline Borrower, LP 6.25% 4/1/2029 (a)		914	946
Medline Borrower, LP 5.25% 10/1/2029 (a)		1,470	1,479
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)		1,115	1,097
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)		1,349	1,253
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)		960	987
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)		3,565	3,245
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)		1,385	1,413
Owens & Minor, Inc. 4.50% 3/31/2029 (a)		2,122	1,442
Owens & Minor, Inc. 6.625% 4/1/2030 (a)		6,277	4,011
Perrigo Finance Unlimited Co. 6.125% 9/30/2032		400	390
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(b)		2,278	2,196
Radiology Partners, Inc. 8.50% 7/15/2032 (a)		2,945	3,080
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)		635	667
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)		855	866
Team Health Holdings, Inc. 8.375% 6/30/2028 (a)		260	264
Tenet Healthcare Corp. 5.125% 11/1/2027		80	80
Tenet Healthcare Corp. 4.25% 6/1/2029		1,785	1,760
Tenet Healthcare Corp. 4.375% 1/15/2030		895	879
Tenet Healthcare Corp. 6.75% 5/15/2031		1,070	1,114
Tenet Healthcare Corp. 6.875% 11/15/2031		100	110
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		452	454
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		415	431

American Funds Insurance Series	236

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	USD	6,990	$7,075
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		400	441
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031		1,159	1,336
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032		1,345	1,413
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		1,377	1,043
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		610	633
			77,336

Real estate 6.36%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (a)		1,408	1,369
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)		917	860
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (a)		160	160
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (a)		739	735
Forestar Group, Inc. 5.00% 3/1/2028 (a)		92	92
Forestar Group, Inc. 6.50% 3/15/2033 (a)		1,900	1,939
Howard Hughes Corp. (The) 5.375% 8/1/2028 (a)		150	151
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)		2,763	2,687
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)		4,043	3,853
Hudson Pacific Properties, LP 5.95% 2/15/2028		200	197
Hudson Pacific Properties, LP 3.25% 1/15/2030		430	364
Iron Mountain, Inc. 5.00% 7/15/2028 (a)		367	367
Iron Mountain, Inc. 7.00% 2/15/2029 (a)		210	216
Iron Mountain, Inc. 5.25% 7/15/2030 (a)		3,225	3,189
Iron Mountain, Inc. 4.50% 2/15/2031 (a)		1,995	1,903
Iron Mountain, Inc. 5.625% 7/15/2032 (a)		220	217
Kennedy-Wilson, Inc. 4.75% 3/1/2029		1,785	1,742
Kennedy-Wilson, Inc. 4.75% 2/1/2030		2,645	2,495
Kennedy-Wilson, Inc. 5.00% 3/1/2031		2,430	2,287
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)		565	559
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030		38	39
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)		215	228
MPT Operating Partnership, LP 5.00% 10/15/2027		9,703	9,405
MPT Operating Partnership, LP 4.625% 8/1/2029		335	281
MPT Operating Partnership, LP 3.50% 3/15/2031		1,524	1,109
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)		4,629	4,947
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (a)		370	371
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)		820	801
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)		740	762
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)		655	673
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)		45	45
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)		460	437
SBA Communications Corp. 3.125% 2/1/2029		131	126
Service Properties Trust 4.95% 2/15/2027		841	845
Service Properties Trust 0% 9/30/2027 (a)		1,175	1,063
Service Properties Trust 5.50% 12/15/2027		750	741
Service Properties Trust 3.95% 1/15/2028		3,031	2,864
Service Properties Trust 8.375% 6/15/2029		2,655	2,672
Service Properties Trust 4.95% 10/1/2029		3,518	3,069
Service Properties Trust 4.375% 2/15/2030		3,180	2,697
Service Properties Trust 8.625% 11/15/2031 (a)		4,850	5,104
Service Properties Trust 8.875% 6/15/2032		1,385	1,367
Trust Fibra Uno 7.70% 1/23/2032 (a)		405	444
VICI Properties, LP 3.875% 2/15/2029 (a)		625	614
			66,086

Information technology 6.20%
Amphenol Corp. 4.125% 11/15/2030		120	119

237	American Funds Insurance Series

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
ams-OSRAM AG 12.25% 3/30/2029 (a)	USD	3,050	$3,255
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)		60	59
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)		2,150	2,180
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)		5,185	5,404
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)		1,935	2,023
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)		1,755	1,740
CommScope Technologies, LLC 5.00% 3/15/2027 (a)		1,350	1,348
CommScope, LLC 8.25% 3/1/2027 (a)		1,254	1,265
CommScope, LLC 7.125% 7/1/2028 (a)		1,107	1,114
CommScope, LLC 4.75% 9/1/2029 (a)		103	103
CommScope, LLC 9.50% 12/15/2031 (a)		425	430
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)		5,475	5,840
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)		275	281
Fair Isaac Corp. 4.00% 6/15/2028 (a)		1,175	1,163
Fair Isaac Corp. 6.00% 5/15/2033 (a)		2,200	2,267
Fortress Intermediate 3, Inc. 7.50% 6/1/2031 (a)		440	460
Gen Digital, Inc. 6.25% 4/1/2033 (a)		725	751
Hughes Satellite Systems Corp. 5.25% 8/1/2026		5,511	5,270
Hughes Satellite Systems Corp. 6.625% 8/1/2026		6,124	5,599
Imola Merger Corp. 4.75% 5/15/2029 (a)		300	296
Intel Corp. 3.05% 8/12/2051		150	92
Intel Corp. 5.60% 2/21/2054		253	234
McAfee Corp. 7.375% 2/15/2030 (a)		275	240
NCR Atleos Corp. 9.50% 4/1/2029 (a)		1,785	1,938
NCR Voyix Corp. 5.125% 4/15/2029 (a)		343	342
Pagaya US Holding Co., LLC 8.875% 8/1/2030 (a)		700	611
Qnity Electronics, Inc. 5.75% 8/15/2032 (a)		120	123
Qnity Electronics, Inc. 6.25% 8/15/2033 (a)		120	125
Shift4 Payments, LLC 6.75% 8/15/2032 (a)		985	1,018
Synaptics, Inc. 4.00% 6/15/2029 (a)		375	363
UKG, Inc. 6.875% 2/1/2031 (a)		1,325	1,363
Unisys Corp. 10.625% 1/15/2031 (a)		1,875	1,922
Viasat, Inc. 5.625% 4/15/2027 (a)		5,540	5,553
Viasat, Inc. 6.50% 7/15/2028 (a)		1,195	1,163
Viasat, Inc. 7.50% 5/30/2031 (a)		2,234	2,127
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)		230	220
VoltaGrid, LLC 7.375% 11/1/2030 (a)		410	406
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)(g)		2,579	2,811
WULF Compute, LLC 7.75% 10/15/2030 (a)		2,410	2,485
X.AI Corp. 12.50% 6/30/2030		200	213
Ziff Davis, Inc. 4.625% 10/15/2030 (a)		125	119
			64,435

Industrials 5.71%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)		261	270
ADT Security Corp. 4.125% 8/1/2029 (a)		200	196
AECOM 6.00% 8/1/2033 (a)		45	46
Albion Financing 1 SARL 7.00% 5/21/2030 (a)		645	676
Allison Transmission, Inc. 3.75% 1/30/2031 (a)		1,045	985
Allison Transmission, Inc. 5.875% 12/1/2033 (a)		315	320
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)		1,265	1,334
ATI, Inc. 4.875% 10/1/2029		690	691
ATI, Inc. 5.125% 10/1/2031		775	776
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)		767	771
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)		55	54
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)		925	903
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)		445	458
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)		61	61

American Funds Insurance Series	238

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	USD	1,205	$1,247
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)		1,230	1,285
BWX Technologies, Inc. 4.125% 6/30/2028 (a)		165	163
BWX Technologies, Inc. 4.125% 4/15/2029 (a)		335	327
Carpenter Technology Corp. 5.625% 3/1/2034 (a)		525	534
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)		915	889
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)		890	842
Clean Harbors, Inc. 5.125% 7/15/2029 (a)		160	160
Clean Harbors, Inc. 5.75% 10/15/2033 (a)		1,815	1,866
CoreLogic, Inc. 4.50% 5/1/2028 (a)		3,294	3,243
Enviri Corp. 5.75% 7/31/2027 (a)		800	801
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)		3,655	3,803
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)		744	787
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)		201	212
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)		45	48
Garda World Security Corp. 6.50% 1/15/2031 (a)		785	804
Garda World Security Corp. 8.375% 11/15/2032 (a)		1,275	1,301
Herc Holdings, Inc. 6.625% 6/15/2029 (a)		455	474
Herc Holdings, Inc. 7.00% 6/15/2030 (a)		890	937
Herc Holdings, Inc. 5.75% 3/15/2031 (a)		30	30
Herc Holdings, Inc. 7.25% 6/15/2033 (a)		1,585	1,682
Herc Holdings, Inc. 6.00% 3/15/2034 (a)		30	30
Hertz Corp. (The) 4.625% 12/1/2026 (a)		258	247
Icahn Enterprises, LP 6.25% 5/15/2026		273	274
Icahn Enterprises, LP 5.25% 5/15/2027		3,754	3,705
Icahn Enterprises, LP 9.75% 1/15/2029		735	734
Icahn Enterprises, LP 4.375% 2/1/2029		855	741
Icahn Enterprises, LP 10.00% 11/15/2029 (a)		90	90
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)		309	317
Moog, Inc. 4.25% 12/9/2027 (a)		395	391
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)		1,080	1,065
OneSky Flight, LLC 8.875% 12/15/2029 (a)		360	385
Pitney Bowes, Inc. 6.875% 3/15/2027 (a)		600	603
QXO Building Products, Inc. 6.75% 4/30/2032 (a)		1,495	1,563
Reworld Holding Corp. 4.875% 12/1/2029 (a)		1,010	972
Sabre GLBL, Inc. 11.125% 7/15/2030 (a)		1,090	905
Science Applications International Corp. 5.875% 11/1/2033 (a)		505	512
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)		795	747
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)		440	443
Spirit AeroSystems, Inc. 4.60% 6/15/2028		798	799
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)		435	448
Standard Building Solutions, Inc. 6.25% 8/1/2033 (a)		1,515	1,548
Standard Building Solutions, Inc. 5.875% 3/15/2034 (a)		120	120
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(e)		98	98
TransDigm, Inc. 6.75% 8/15/2028 (a)		75	76
TransDigm, Inc. 4.625% 1/15/2029		180	179
TransDigm, Inc. 6.875% 12/15/2030 (a)		355	372
TransDigm, Inc. 6.625% 3/1/2032 (a)		1,775	1,849
TransDigm, Inc. 6.00% 1/15/2033 (a)		905	927
TransDigm, Inc. 6.375% 5/31/2033 (a)		2,900	2,978
TransDigm, Inc. 6.25% 1/31/2034 (a)		1,190	1,235
TransDigm, Inc. 6.75% 1/31/2034 (a)		3,705	3,862
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)		115	118
United Rentals (North America), Inc. 3.875% 2/15/2031		745	711
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)		310	323
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)		225	232
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)		425	444
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)		320	334
			59,353

239	American Funds Insurance Series

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Consumer staples 3.10%
Albertsons Cos., Inc. 5.875% 2/15/2028 (a)	USD	400	$403
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)		1,428	1,373
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)		1,620	1,609
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)		605	612
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)		535	538
Amer Sports Co. 6.75% 2/16/2031 (a)		765	803
B&G Foods, Inc. 5.25% 9/15/2027		2,103	2,061
B&G Foods, Inc. 8.00% 9/15/2028 (a)		3,880	3,822
Central Garden & Pet Co. 4.125% 10/15/2030		755	725
Central Garden & Pet Co. 4.125% 4/30/2031 (a)		2,150	2,036
Coty, Inc. 4.75% 1/15/2029 (a)		1,185	1,169
Coty, Inc. 6.625% 7/15/2030 (a)		380	391
Coty, Inc. 5.60% 1/15/2031 (a)		90	91
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)		485	493
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)		915	958
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)		725	762
Ingles Markets, Inc. 4.00% 6/15/2031 (a)		370	351
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)		75	75
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)		1,145	1,109
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)		855	815
Mars, Inc. 4.60% 3/1/2028 (a)		150	152
Mars, Inc. 5.20% 3/1/2035 (a)		45	46
Mars, Inc. 5.70% 5/1/2055 (a)		45	45
Opal Bidco SAS 6.50% 3/31/2032 (a)		460	471
Philip Morris International, Inc. 3.875% 10/27/2028		195	195
Philip Morris International, Inc. 4.00% 10/29/2030		118	117
Post Holdings, Inc. 4.625% 4/15/2030 (a)		1,815	1,769
Post Holdings, Inc. 4.50% 9/15/2031 (a)		1,145	1,087
Post Holdings, Inc. 6.25% 2/15/2032 (a)		920	946
Post Holdings, Inc. 6.375% 3/1/2033 (a)		415	420
Post Holdings, Inc. 6.50% 3/15/2036 (a)		1,110	1,112
Prestige Brands, Inc. 5.125% 1/15/2028 (a)		338	339
Prestige Brands, Inc. 3.75% 4/1/2031 (a)		1,275	1,195
TreeHouse Foods, Inc. 4.00% 9/1/2028		2,200	2,195
United Natural Foods, Inc. 6.75% 10/15/2028 (a)		963	969
US Foods, Inc. 4.625% 6/1/2030 (a)		510	504
US Foods, Inc. 5.75% 4/15/2033 (a)		470	479
			32,237

Utilities 1.47%
AmeriGas Partners, LP 5.75% 5/20/2027		302	304
Calpine Corp. 4.50% 2/15/2028 (a)		150	150
Calpine Corp. 5.125% 3/15/2028 (a)		105	105
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (d)		470	484
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (d)		1,155	1,165
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (d)		350	364
FirstEnergy Corp. 2.25% 9/1/2030		820	743
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (a)		355	368
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)		1,935	2,061
Pacific Gas and Electric Co. 5.05% 10/15/2032		120	121
Pacific Gas and Electric Co. 3.30% 8/1/2040		280	213
Pacific Gas and Electric Co. 4.95% 7/1/2050		745	631
Pacific Gas and Electric Co. 3.50% 8/1/2050		1,305	882
Pacific Gas and Electric Co. 6.10% 10/15/2055		200	196
PG&E Corp. 5.00% 7/1/2028		390	390
PG&E Corp. 5.25% 7/1/2030		2,960	2,941

American Funds Insurance Series	240

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (d)	USD	2,050	$2,136
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)		1,307	1,384
Vistra Operations Co., LLC 4.375% 5/1/2029 (a)		175	173
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)		395	415
			15,226

Municipals 0.05%
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)		546	541
Total corporate bonds and notes			878,410

Loans 3.92%
Information technology 0.90%
CommScope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 12/17/2029 (h)(i)		645	647
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 11/22/2032 (h)(i)		130	131
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (g)(h)(i)		1,000	1,007
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.688% 7/30/2032 (h)(i)		2,885	2,829
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 10.723% 9/15/2033 (h)(i)		80	79
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.716% 3/20/2032 (h)(i)		620	622
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.716% 3/20/2033 (h)(i)		875	857
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.331% 3/2/2029 (h)(i)		2,087	2,084
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.348% 5/30/2030 (h)(i)		1,149	1,147
			9,403

Financials 0.64%
Alera Group Intermediate Holdings, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.25%) 6.966% 5/30/2032 (h)(i)		613	617
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.216% 5/30/2033 (h)(i)		1,262	1,288
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 5/6/2032 (h)(i)		2,891	2,935
Denali Intermediate Holdings, Inc., Term Loan, (1-month CME Term SOFR + 5.50%) 9.227% 8/26/2032 (h)(i)		940	953
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.12% 6/20/2030 (h)(i)		145	146
Osaic Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.595% 7/30/2032 (h)(i)		700	704
			6,643

Communication services 0.62%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.216% 9/27/2029 (h)(i)		1,430	1,430
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 8.75% 4/15/2027 (h)(i)		327	287
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (b)(h)		44	17
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.262%) 9.102% 8/2/2027 (h)(i)		73	74
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.987% 12/1/2028 (h)(i)		2	2
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.123% 6/4/2029 (h)(i)		23	23
Ligado Networks, LLC, Term Loan, 17.50% PIK 5/5/2028 (b)(e)(h)		960	960
Peroton Corp., Term Loan B, (3-month USD CME Term SOFR + 7.85%) 11.672% 2/1/2029 (h)(i)		455	361
Versant Media Group, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.537% 10/23/2030 (h)(i)		1,470	1,473
X Corp., Term Loan B3, 9.50% 10/26/2029 (h)		370	369
X Corp., Term Loan B, (USD-SOFR + 6.75%) 10.448% 10/26/2029 (h)(i)		1,456	1,433
			6,429

Industrials 0.56%
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.614%) 10.331% 6/4/2029 (h)(i)		310	315
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.69% 2/1/2028 (h)(i)		5,671	5,275
QXO Building Products, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.00%) 5.716% 4/30/2032 (h)(i)		185	186
			5,776

241	American Funds Insurance Series

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Loans (continued)
Consumer discretionary 0.44%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.35% 3/11/2030 (e)(h)(i)	USD	556	$556
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.573% Cash 3/11/2030 (b)(e)(h)(i)		525	525
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.25%) 6.12% 10/16/2031 (h)(i)		588	592
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.172% 8/15/2030 (h)(i)		334	335
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.172% 8/15/2030 (h)(i)		102	103
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.614%) 7.331% 6/30/2028 (h)(i)		71	60
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.614%) 7.331% 6/30/2028 (h)(i)		15	13
Mercury Aggregator, LP, Term Loan, 19.00% PIK 2/3/2026 (b)(e)(h)		183	3
Mercury Aggregator, LP, Term Loan 2, 19.00% PIK 2/3/2026 (b)(c)(e)(h)		98	2
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.934% 4/4/2029 (h)(i)		1,615	1,589
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.422% 7/1/2032 (h)(i)		748	749
			4,527

Consumer staples 0.32%
B&G Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.216% 10/10/2029 (h)(i)		191	186
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.466% 2/12/2031 (h)(i)		158	158
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.466% 5/1/2031 (h)(i)		2,918	2,940
			3,284

Health care 0.30%
Bausch + Lomb Corp., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 7.966% 1/15/2031 (h)(i)		425	428
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.466% 4/23/2031 (h)(i)		1,748	1,737
Medline Borrower, LP, Term Loan B, (1-month USD CME Term SOFR +1.75%) 5.466% 10/23/2028 (h)(i)		55	55
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.85%) 7.566% 3/29/2029 (h)(i)		674	652
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.34% 6/30/2028 (h)(i)		259	260
			3,132

Materials 0.06%
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.00% PIK 7/16/2026 (b)(c)(e)(h)(i)		563	178
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (b)(c)(e)(h)(i)		566	179
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (b)(c)(e)(h)(i)		931	295
			652

Utilities 0.05%
MI Windows and Doors, LLC, Term Loan B3, (3-month USD CME Term SOFR + 2.75%) 6.466% 3/28/2031 (h)(i)		276	277
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.353% 5/17/2030 (h)(i)		278	279
			556

Real estate 0.02%
MPT Operating Partnership, LP, Term Loan A, (1-month USD CME Term SOFR + 2.35%) 6.387% 6/30/2027 (h)(i)		190	173

Energy 0.01%
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 0% 10/30/2028 (h)(i)		266	113
Total loans			40,688

Mortgage-backed obligations 0.06%
Collateralized mortgage-backed obligations 0.06%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(e)		580	580

American Funds Insurance Series	242

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals 0.04%
Puerto Rico 0.04%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (i)	USD	305	$196
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051		334	219
Total municipals			415
Total bonds, notes & other debt instruments (cost: $922,218,000)			920,093

Convertible bonds & notes 0.12%
Communication services 0.12%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (b)		379	1,265
Total convertible bonds & notes (cost: $403,000)			1,265

Common stocks 6.33%	Shares
Information technology 1.84%
Diebold Nixdorf, Inc. (j)	281,243	19,094

Health care 1.62%
Rotech Healthcare, Inc. (e)(g)(j)	201,793	13,823
Mallinckrodt PLC (j)	28,965	2,591
Par Health, Inc. (a)(j)	28,965	271
Endo, LP, Class A1 (a)(j)	192,719	135
		16,820

Utilities 1.40%
Talen Energy Corp. (j)	37,868	14,194
PG&E Corp.	18,786	302
		14,496

Energy 1.11%
Constellation Oil Services Holding SA (NDR) (j)	623,209	7,359
Ascent CNR Corp., Class A (e)(g)	62,978	2,787
Weatherford International	9,659	756
Altera Infrastructure, LP (e)	9,127	371
Mesquite Energy, Inc. (e)(j)	3,558	227
		11,500

Consumer discretionary 0.33%
Aimbridge Topco, LLC (e)(j)	46,955	3,472
NMG Parent, LLC (e)(j)	8,350	—	(f)
		3,472

Financials 0.02%
Navient Corp.	20,000	260

Communication services 0.01%
iHeartMedia, Inc., Class A (j)	22,639	94

243	American Funds Insurance Series

American High-Income Trust® (continued)

Common stocks (continued)	Shares	Value (000)
Materials 0.00%
Venator Materials PLC (e)(j)	3,232	$—	(f)
Total common stocks (cost: $38,533,000)		65,736

Preferred securities 0.16%
Industrials 0.16%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(e)(j)	1,022	1,713
Total preferred securities (cost: $1,057,000)		1,713

Rights & warrants 0.02%
Communication services 0.01%
SES SA (CVR) (j)	8,182	127

Energy 0.01%
Expand Energy Corp., Class C, warrants, expire 2/9/2026 (j)	457	45
Total rights & warrants (cost: $392,000)		172

Short-term securities 3.38%
Money market investments 3.38%
Capital Group Central Cash Fund 3.79% (k)(l)	350,884	35,092
Total short-term securities (cost: $35,085,000)		35,092
Total investment securities 98.60% (cost: $997,688,000)		1,024,071
Other assets less liabilities 1.40%		14,538
Net assets 100.00%		$1,038,609

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	69	4/6/2026	USD	14,406	$(3)
5 Year U.S. Treasury Note Futures	Long	88	4/6/2026		9,619	(26)
10 Year Ultra U.S. Treasury Note Futures	Short	6	3/31/2026		(690)	2
10 Year U.S. Treasury Note Futures	Short	11	3/31/2026		(1,237)	11
30 Year Ultra U.S. Treasury Bond Futures	Short	1	3/31/2026		(118)	2
						$(14)

American Funds Insurance Series	244

American High-Income Trust® (continued)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD	26,020	$(1,988)	$(1,825)	$(163)

Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 3.38%
Money market investments 3.38%
Capital Group Central Cash Fund 3.79% (k)	$45,641	$250,972	$261,524	$—	(f)	$3	$35,092	$1,878

Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (e)(j)	9/26/2013	$4,331	$13,823	1.33%
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)	9/29/2025	2,566	2,811	0.27
Ascent CNR Corp., Class A (e)	11/15/2016	302	2,787	0.27
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (h)(i)	9/13/2023	986	1,007	0.10
Total		$8,185	$20,428	1.97%

(a)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $655,031,000, which represented 63.07% of the net assets of the fund.

(b)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(c)	Scheduled interest and/or principal payment was not received.

(d)	Step bond; coupon rate may change at a later date.

(e)	Value determined using significant unobservable inputs.

(f)	Amount less than one thousand.

(g)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.

(h)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $40,686,000, which represented 3.92% of the net assets of the fund.

(i)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(j)	Non-income producing.

(k)	Rate represents the seven-day yield at 12/31/2025.

(l)	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
245	American Funds Insurance Series

American High-Income Trust® (continued)

Key to abbreviation(s)

CAB = Capital Appreciation Bonds

CME = CME Group

CVR = Contingent Value Rights

DAC = Designated Activity Company

EUR = Euros

GBP = British pounds

GO = General Obligation

NDR = Norwegian Depositary Receipts

PIK = Payment In Kind

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

UST = U.S. Treasury

Refer to the notes to financial statements.

American Funds Insurance Series	246

American Funds Mortgage Fund®

Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 86.53%	Principal amount (000)			Value (000)
Mortgage-backed obligations 79.28%
Federal agency mortgage-backed obligations 78.28%
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	USD	—	(b)	$—	(b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)		1		1
Fannie Mae Pool #256583 5.00% 12/1/2036 (a)		27		27
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)		90		86
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)		1		1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)		4		4
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)		2		2
Fannie Mae Pool #MA4232 2.00% 1/1/2041 (a)		120		105
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)		211		180
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)		270		228
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)		7		7
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)		15		13
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)		66		59
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)		142		127
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)		80		72
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)		5		5
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (a)		4		4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)		3		3
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)		160		144
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)		1		1
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)		202		182
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)		4		4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)		1		1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)		1		1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)		2		2
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)		25		26
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)		24		20
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)		1		1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)		25		24
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)		13		12
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)		19		18
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)		6		6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)		3		3
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (a)		402		341
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (a)		88		75
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)		16		13
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (a)		685		556
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)		4		3
Fannie Mae Pool #BN7466 2.00% 10/1/2050 (a)		93		76
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)		61		52
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)		34		27
Fannie Mae Pool #BQ5687 2.50% 11/1/2050 (a)		458		389
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)		122		101
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)		10		9
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)		21		21
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (a)		1,322		1,130
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (a)		1,432		1,176
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)		332		273
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)		161		130
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)		1		1
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)		165		150
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (a)		260		221
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)		21		18
Fannie Mae Pool #FM8038 3.00% 7/1/2051 (a)		30		27
Fannie Mae Pool #BT9828 2.50% 9/1/2051 (a)		389		330
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)		353		302
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)		22		19
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)		2		2
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)		367		318
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)		173		150

247	American Funds Insurance Series

American Funds Mortgage Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	USD	31	$27
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)		190	165
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)		75	68
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)		222	199
Fannie Mae Pool #CB3888 2.50% 2/1/2052 (a)		566	480
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)		365	311
Fannie Mae Pool #BV1262 2.50% 3/1/2052 (a)		140	119
Fannie Mae Pool #BV9613 3.00% 4/1/2052 (a)		39	35
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)		887	787
Fannie Mae Pool #BU8818 3.50% 5/1/2052 (a)		10	9
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (a)		676	547
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)		1,633	1,385
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)		910	770
Fannie Mae Pool #FS5851 4.00% 7/1/2052 (a)		448	427
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (a)		30	27
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)		158	146
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)		934	941
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)		666	541
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)		92	92
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)		34	35
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)		31	32
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)		410	402
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)		96	96
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)		1,100	1,048
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)		59	60
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)		88	92
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)		71	74
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)		595	596
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)		195	206
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)		54	57
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)		47	47
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)		45	46
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)		227	234
Fannie Mae Pool #MA5062 3.00% 6/1/2053 (a)		420	372
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)		681	692
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)		305	315
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)		185	188
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)		365	376
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)		768	782
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)		37	38
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)		10	11
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)		262	274
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)		73	74
Fannie Mae Pool #CB8089 7.00% 12/1/2053 (a)		354	373
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)		22	23
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)		377	393
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)		185	194
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)		1,330	1,351
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)		138	141
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)		127	129
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)		33	34
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)		122	127
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)		15	16
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)		228	234
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)		219	227
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)		42	44
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)		35	36
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)		20	20
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)		251	262
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (a)		150	156

American Funds Insurance Series	248

American Funds Mortgage Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	USD	491	$507
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)		141	145
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)		121	125
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)		94	97
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)		55	57
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)		36	38
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (a)		18	18
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)		6	7
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)		616	647
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)		383	401
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)		118	123
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)		106	111
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)		66	70
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)		189	195
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)		160	165
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)		129	132
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)		58	60
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)		51	53
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)		27	27
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)		25	26
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)		23	24
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)		17	18
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)		16	17
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)		9	9
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)		141	148
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (a)		105	110
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (a)		41	43
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)		480	491
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)		257	263
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)		193	196
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)		422	437
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)		165	169
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)		2	2
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)		1	1
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (a)		126	131
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (a)		100	101
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)		370	381
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)		24	25
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)		54	54
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)		47	48
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)		40	41
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)		185	181
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)		567	582
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (a)		177	184
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (a)		219	208
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)		230	236
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)		531	539
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)		95	98
Fannie Mae Pool #190445 6.50% 3/1/2055 (a)		587	610
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (a)		313	325
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (a)		429	451
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)		105	108
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)		2	2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)		2	2
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)		288	287
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)		756	777
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)		148	147
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (a)		316	325
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)		15	15
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)		746	776

249	American Funds Insurance Series

American Funds Mortgage Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (a)	USD	500		$520
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (a)		330		335
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)		124		127
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)		11		11
Fannie Mae Pool #MA5846 7.00% 8/1/2055 (a)		30		31
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (a)		16		15
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)		108		99
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)		119		109
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)		41		36
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)		40		39
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)		684		623
FARM Mortgage Trust, Series 2024-1, Class A, 4.684% 10/1/2053 (a)(c)(d)		175		170
Freddie Mac Pool #ZA1922 5.00% 2/1/2026 (a)		—	(b)	—	(b)
Freddie Mac Pool #ZS8950 5.00% 10/1/2029 (a)		—	(b)	—	(b)
Freddie Mac Pool #A18781 5.00% 3/1/2034 (a)(e)		426		430
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)		135		128
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)		37		35
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)		1,398		1,183
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)		260		234
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)		73		64
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)		1		1
Freddie Mac Pool #760014 4.632% 8/1/2045 (a)(d)		239		239
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)		15		14
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)		21		20
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)		11		11
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)		10		9
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)		6		6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)		19		19
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)		39		39
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)		18		18
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)		12		12
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)		34		34
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)		13		13
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)		122		111
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)		4		3
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)		659		535
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)		162		133
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)		171		147
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (a)		90		73
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)		285		234
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)		2		1
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)		3		2
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)		269		221
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)		197		176
Freddie Mac Pool #QC8778 2.50% 10/1/2051 (a)		978		828
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)		65		53
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)		53		46
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)		686		582
Freddie Mac Pool #RA6598 3.50% 1/1/2052 (a)		117		109
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)		17		13
Freddie Mac Pool #QD6327 3.00% 2/1/2052 (a)		465		412
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)		615		578
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)		6		6
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)		665		539
Freddie Mac Pool #QD8711 2.00% 3/1/2052 (a)		66		53
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)		1,308		1,162
Freddie Mac Pool #QE4001 3.00% 5/1/2052 (a)		42		37
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)		383		324
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)		641		569
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)		468		396
American Funds Insurance Series	250

American Funds Mortgage Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD4815 2.50% 7/1/2052 (a)	USD	156	$133
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)		1,207	1,071
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)		120	97
Freddie Mac Pool #SL0761 3.50% 9/1/2052 (a)		832	777
Freddie Mac Pool #QF0213 4.50% 9/1/2052 (a)		173	170
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)		529	531
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (a)		200	203
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (a)		215	215
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)		92	94
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)		303	302
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)		641	669
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)		29	25
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)		38	38
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)		106	106
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)		73	73
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)		80	81
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)		1,024	1,026
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)		46	47
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)		254	259
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)		53	55
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)		48	49
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)		31	32
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)		26	28
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)		2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)		747	760
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)		46	47
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)		32	34
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)(e)		2,221	2,286
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)		868	894
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)		105	109
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)		366	377
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)		291	300
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)		65	68
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)		400	407
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (a)		1,463	1,507
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (a)		1,188	1,225
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)		6	7
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)		43	45
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)		9	10
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)		48	49
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)		58	60
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)		12	12
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)		100	104
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)		16	17
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)		46	48
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)		61	62
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)		24	25
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)		7	7
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)		377	394
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)		53	56
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)		602	631
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)		188	197
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)		47	49
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)		14	15
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)		206	212
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)		187	193
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)		168	175
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)		60	62
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)		56	57
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)		28	29

251	American Funds Insurance Series

American Funds Mortgage Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	USD	376	$391
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)		157	164
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)		62	65
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)		267	273
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)		225	232
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)		143	147
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)		126	130
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)		34	35
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)		1	1
Freddie Mac Pool #SD6323 6.50% 8/1/2054 (a)		1,307	1,363
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)		331	344
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)		217	227
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)		95	99
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)		87	91
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)		47	49
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)		37	39
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)		23	24
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)		193	195
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)		115	119
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)		59	61
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)		58	60
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)		54	56
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)		32	33
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)		14	14
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)		149	155
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (a)		79	83
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)		35	36
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)		15	16
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)		9	9
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)		435	442
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)		480	482
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)		357	362
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)		7	7
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)		1,077	1,106
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)		23	24
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (a)		76	80
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)		271	264
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)		737	757
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)		60	62
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)		55	56
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)		382	397
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (a)		280	294
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)		126	126
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)		88	90
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (a)		13	14
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)		265	265
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)		197	202
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)		13	13
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)		13	13
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)		88	88
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (a)		2,051	2,108
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (a)		1,040	1,081
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (a)		432	438
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)		2,292	2,354
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)		1,386	1,425
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (a)		65	67
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (a)		499	518
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)		1,712	1,758
Freddie Mac Pool #SL2781 6.50% 9/1/2055 (a)		176	184
Freddie Mac Pool #SL2647 6.50% 9/1/2055 (a)		111	116

American Funds Insurance Series	252

American Funds Mortgage Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RQ0057 6.00% 10/1/2055 (a)	USD	565	$580
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)		300	304
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)		75	72
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)		77	69
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)		144	137
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)		100	96
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)		20	17
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(d)		76	74
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)		25	22
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)		15	13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)		615	540
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)		176	173
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)		10	10
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/25/2030 (a)		290	267
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030 (a)		278	255
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031 (a)		280	258
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031 (a)		240	216
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)		238	232
Government National Mortgage Assn. 5.00% 1/1/2056 (a)(f)		80	80
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034 (a)		532	522
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)		60	64
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041 (a)		151	153
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041 (a)		10	10
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)		76	77
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042 (a)		75	67
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042 (a)		176	162
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043 (a)		38	35
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044 (a)		439	423
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)		80	66
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)		33	29
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)		71	59
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)		302	258
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)		72	62
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)		472	402
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)		295	254
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)		64	55
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)		154	133
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)		126	109
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)		40	34
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)		47	42
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)		207	179
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)		56	50
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)		4	4
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)		145	138
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)		13	13
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)		77	73
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)		194	196
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)		49	50
Government National Mortgage Assn. Pool #MB0742 3.50% 11/20/2055 (a)		194	177
Government National Mortgage Assn. Pool #MB0810 3.50% 12/20/2055 (a)		101	92
Government National Mortgage Assn. Pool #AN1825 4.566% 6/20/2065 (a)		11	11
Government National Mortgage Assn. Pool #AO0461 4.605% 8/20/2065 (a)		4	4
Government National Mortgage Assn. Pool #AO0409 4.451% 12/20/2065 (a)		5	5
Government National Mortgage Assn. Pool #AO0385 4.328% 1/20/2066 (a)		47	47
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066 (a)		1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)		201	150
Uniform Mortgage-Backed Security 4.00% 1/1/2041 (a)(f)		125	123
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (a)(f)		674	545
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (a)(f)		25	23
Uniform Mortgage-Backed Security 4.00% 1/1/2056 (a)(f)		97	92

253	American Funds Insurance Series

American Funds Mortgage Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (a)(f)	USD	190	$186
Uniform Mortgage-Backed Security 5.50% 1/1/2056 (a)(f)		1,542	1,563
Uniform Mortgage-Backed Security 6.00% 1/1/2056 (a)(f)		1,769	1,817
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (a)(f)		698	725
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (a)(f)		1,616	1,489
			98,296

Commercial mortgage-backed securities 0.61%
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 5.865% 6/15/2027 (a)(c)(d)		100	100
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.241% 4/15/2037 (a)(c)(d)		79	79
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.35% 7/15/2042 (a)(c)(d)		200	200
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(d)		379	391
			770

Collateralized mortgage-backed obligations (privately originated) 0.39%
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(d)		128	122
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(d)		51	47
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (a)(c)(d)		81	82
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(c)(d)		145	148
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(d)		86	88
			487
Total mortgage-backed obligations			99,553

U.S. Treasury bonds & notes 6.22%
U.S. Treasury 6.22%
U.S. Treasury 4.375% 7/31/2026		535	538
U.S. Treasury 3.50% 10/31/2027		1,130	1,130
U.S. Treasury 4.25% 2/15/2028		460	467
U.S. Treasury 3.875% 3/15/2028		550	554
U.S. Treasury 4.125% 7/31/2028		450	457
U.S. Treasury 3.50% 10/15/2028		800	799
U.S. Treasury 4.50% 5/31/2029 (e)		1,025	1,055
U.S. Treasury 4.00% 2/28/2030		330	334
U.S. Treasury 4.00% 3/31/2030		100	101
U.S. Treasury 4.00% 6/30/2032		300	302
U.S. Treasury 4.25% 8/15/2035		230	232
U.S. Treasury 1.875% 2/15/2041		240	168
U.S. Treasury 3.25% 5/15/2042		106	89
U.S. Treasury 4.75% 2/15/2045		190	189
U.S. Treasury 1.875% 11/15/2051		65	36
U.S. Treasury 4.625% 2/15/2055		345	333
U.S. Treasury 4.75% 8/15/2055		640	631
U.S. Treasury 4.625% 11/15/2055		410	396
Total U.S. Treasury bonds & notes			7,811

Asset-backed obligations 1.03%
Auto loan 0.67%
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(c)		1	1
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (a)		1	1
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(c)		22	22
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)		1	1
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)		21	21
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(c)		257	266
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (a)(c)		3	3

American Funds Insurance Series	254

American Funds Mortgage Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(c)	USD	43	$43
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (a)		1	1
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (a)(c)		100	102
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(c)		383	387
			848

Student loan 0.22%
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (a)(c)		58	53
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(c)		76	70
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(c)		86	81
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.588% 4/20/2062 (a)(c)(d)		72	72
			276

Other asset-backed securities 0.14%
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(c)		89	75
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(c)		100	84
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)		12	12
			171
Total asset-backed obligations			1,295
Total bonds, notes & other debt instruments (cost: $108,233,000)			108,659

Short-term securities 19.42%	Weighted average yield at acquisition
Commercial paper 4.81%
Exxon Asset Management Co. 3/31/2026	3.820%	1,050	1,040
Novartis Finance Corp. 1/2/2026 (c)	3.660	2,000	2,000
Victory Receivables Corp. 1/16/2026 (c)	4.000	1,000	998
Wal-Mart Stores, Inc. 1/14/2026 (c)	3.630	2,000	1,997
			6,035

Bonds & notes of governments & government agencies outside the U.S. 1.11%
Ontario (Province of) 1/23/2026	3.890	1,400	1,397

Federal agency bills & notes 13.50%
Federal Farm Credit Banks 2/20/2026	3.580	2,500	2,488
Federal Home Loan Bank 1/2/2026	3.500	3,100	3,100
Federal Home Loan Bank 1/9/2026	3.840	2,500	2,498
Federal Home Loan Bank 2/4/2026	3.590	2,000	1,994
Federal Home Loan Bank 2/6/2026	3.685	3,500	3,488

255	American Funds Insurance Series

American Funds Mortgage Fund® (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 2/11/2026	3.790%	USD	1,400	$1,394
Federal Home Loan Bank 3/6/2026	3.635		1,500	1,491
Federal Home Loan Bank 3/20/2026	3.565		500	496
Total short-term securities (cost: $24,378,000)				24,381
Total investment securities 105.95% (cost: $132,611,000)				133,040
Other assets less liabilities (5.95)%				(7,473)
Net assets 100.00%				$125,567

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
30 Day Federal Funds Futures	Long	2	3/2/2026	USD	803	$— (b)
2 Year U.S. Treasury Note Futures	Long	343	4/6/2026		71,615	(17)
5 Year U.S. Treasury Note Futures	Long	140	4/6/2026		15,303	(39)
10 Year Ultra U.S. Treasury Note Futures	Long	30	3/31/2026		3,450	(28)
10 Year U.S. Treasury Note Futures	Short	18	3/31/2026		(2,024)	18
20 Year U.S. Treasury Bond Futures	Long	15	3/31/2026		1,734	(23)
30 Year Ultra U.S. Treasury Bond Futures	Long	23	3/31/2026		2,714	(43)
						$(132)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		12/31/2025 (000)	(received) (000)	at 12/31/2025 (000)
SOFR	Annual	3.3615%	Annual	5/31/2030	USD	520	$1	$—	$1
SOFR	Annual	3.6025%	Annual	1/8/2034	USD	495	3	—	3
SOFR	Annual	3.8215%	Annual	4/23/2035	USD	100	(1)	—	(1)
SOFR	Annual	3.6965%	Annual	11/5/2035	USD	230	2	—	2
SOFR	Annual	3.41%	Annual	7/28/2045	USD	1,182	121	—	121
							$126	$—	$126

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,682,000, which represented 6.12% of the net assets of the fund.
(d)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(e)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $946,000, which represented 0.75% of the net assets of the fund.
(f)	Represents securities transacted on a TBA basis.
American Funds Insurance Series	256

American Funds Mortgage Fund® (continued)

Key to abbreviation(s)

Assn. = Association

CME = CME Group

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

257	American Funds Insurance Series

Ultra-Short Bond Fund

Investment portfolio December 31, 2025

Short-term securities 100.30%	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper 62.55%
Apple, Inc. 1/5/2026 (a)	0.210%	USD	4,000	$3,998
Apple, Inc. 1/15/2026 (a)	0.315		7,500	7,489
Cabot Trail Funding, LLC. 1/14/2026 (a)	1.160		10,175	10,160
CHARTA, LLC 1/14/2026 (a)	0.449		10,000	9,985
Chevron Corp. 1/5/2026 (a)	0.201		2,200	2,199
Chevron Corp. 2/3/2026 (a)	0.544		11,400	11,361
Cisco Systems, Inc. 1/22/2026 (a)	0.854		11,900	11,873
DBS Bank, Ltd. 1/23/2026 (a)	1.522		11,500	11,473
Essilor International 1/26/2026 (a)	0.346		9,000	8,976
Linde, Inc. 1/20/2026	0.357		2,900	2,894
Linde, Inc. 2/2/2026	0.435		8,200	8,173
LVMH Moet Hennessy Louis Vuitton, Inc. 2/2/2026 (a)	1.227		11,000	10,963
Novartis Finance Corp. 1/12/2026 (a)	0.211		11,000	10,987
Oversea-Chinese Banking Corp., Ltd. 1/5/2026 (a)	0.347		5,200	5,197
Oversea-Chinese Banking Corp., Ltd. 1/26/2026 (a)	0.260		4,200	4,189
Paccar Financial Corp. 1/26/2026	0.385		10,000	9,973
Procter & Gamble Co. 3/4/2026 (a)	0.748		10,000	9,936
Prudential Funding, LLC 1/9/2026	0.311		10,000	9,991
Siemens Capital Company, LLC. 1/6/2026 (a)	1.103		7,700	7,695
Starbird Funding Corp. 3/4/2026 (a)	0.822		10,800	10,729
Victory Receivables Corp. 1/16/2026 (a)	0.994		12,000	11,980
Wal-Mart Stores, Inc. 1/14/2026 (a)	0.280		12,200	12,183
				192,404

Federal agency bills & notes 19.81%
Federal Farm Credit Banks 2/20/2026	0.526		1,000	995
Federal Home Loan Bank 1/2/2026	0.020		4,500	4,500
Federal Home Loan Bank 1/30/2026	1.143		9,600	9,573
Federal Home Loan Bank 2/6/2026	0.877		5,000	4,983
Federal Home Loan Bank 2/11/2026	0.869		2,400	2,391
Federal Home Loan Bank 2/12/2026	0.841		6,100	6,075
Federal Home Loan Bank 2/17/2026	0.739		7,500	7,466
Federal Home Loan Bank 2/25/2026	1.086		11,100	11,041
Federal Home Loan Bank 3/6/2026	0.795		4,000	3,975
Federal Home Loan Bank 3/11/2026	0.787		5,000	4,967
Federal Home Loan Bank 4/8/2026	0.962		5,000	4,953
				60,919

Bonds & notes of governments & government agencies outside the U.S. 13.50%
Alberta (Province of) 3/2/2026 (a)	0.846		9,800	9,739
Hydro-Québec 1/6/2026 (a)	0.385		11,000	10,993
KfW 1/7/2026 (a)	0.218		2,000	1,999
KfW 3/18/2026 (a)	0.762		8,000	7,939
Ontario (Province of) 1/23/2026	0.563		7,000	6,984
Ontario (Province of) 2/26/2026	0.828		3,900	3,877
				41,531

American Funds Insurance Series	258

Ultra-Short Bond Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills 4.44%
U.S. Treasury 2/10/2026	0.632%	USD8,700	$8,667
U.S. Treasury 2/17/2026	0.652	5,000	4,977
			13,644
Total short-term securities (cost: $308,476,000)			308,498
Total investment securities 100.30% (cost: $308,476,000)			308,498
Other assets less liabilities (0.30)%			(921)
Net assets 100.00%			$307,577

(a)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $192,043,000, which represented 62.44% of the net assets of the fund.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

259	American Funds Insurance Series

U.S. Government Securities Fund

Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 86.86%	Principal amount (000)			Value (000)
Mortgage-backed obligations 43.50%
Federal agency mortgage-backed obligations 43.50%
Fannie Mae Pool #745316 6.50% 2/1/2026 (a)	USD	—	(b)	$—	(b)
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (a)		4		4
Fannie Mae Pool #257431 6.50% 10/1/2028 (a)		1		1
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)		—	(b)	—	(b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)		2		2
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (a)		413		409
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)		968		957
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)		721		683
Fannie Mae Pool #940890 6.50% 6/1/2037 (a)		—	(b)	—	(b)
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)		297		281
Fannie Mae Pool #256828 7.00% 7/1/2037 (a)		2		2
Fannie Mae Pool #256860 6.50% 8/1/2037 (a)		8		8
Fannie Mae Pool #888698 7.00% 10/1/2037 (a)		9		10
Fannie Mae Pool #970343 6.00% 2/1/2038 (a)		12		12
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)		4		4
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)		15		15
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)		6		6
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (a)		22,975		20,051
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)		250		257
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)		126		129
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)		27		28
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)		114		117
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)		14		14
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)		63		65
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)		12		12
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)		5		6
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)		16		16
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)		4		4
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)		6		5
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)		28		27
Fannie Mae Pool #MA5235 6.50% 12/1/2043 (a)		754		784
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)		7		6
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)		51		49
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)		3,360		3,191
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)		42		40
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)		11		10
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)		6		6
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)		5		5
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)		2		2
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)		5		5
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)		77		75
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (a)		2,416		2,281
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)		31		29
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)		43		42
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)		61		59
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)		19		18
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)		13		13
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)		865		822
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)		318		302
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)		84		79
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)		428		406
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)		241		228
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (a)		2,768		2,508
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)		706		611
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)		24		21
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)		447		382
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)		150		130
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (a)		1,520		1,304
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)		187		153
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (a)		1,301		1,054
American Funds Insurance Series	260

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	USD	66	$54
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (a)		874	723
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)		559	456
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)		9	7
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (a)		338	289
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)		5	4
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)		1,334	1,080
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)		827	700
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (a)		4,198	3,797
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (a)		1,272	1,087
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)		257	218
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)		149	129
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (a)		488	414
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)		1,207	1,025
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)		550	471
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)		364	308
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (a)		972	823
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)		40	33
Fannie Mae Pool #BU2803 2.50% 11/1/2051 (a)		20	17
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (a)		1,948	1,652
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)		996	856
Fannie Mae Pool #FA1935 2.50% 12/1/2051 (a)		5	4
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)		633	575
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (a)		463	375
Fannie Mae Pool #CB2668 3.00% 1/1/2052 (a)		2,286	2,025
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)		1,868	1,676
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (a)		949	840
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)		383	310
Fannie Mae Pool #FS5037 2.50% 2/1/2052 (a)		368	312
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (a)		160	137
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)		2,932	2,654
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (a)		1,945	1,724
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (a)		410	391
Fannie Mae Pool #BV7703 2.00% 4/1/2052 (a)		3,078	2,496
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)		7,001	5,926
Fannie Mae Pool #CB3375 3.50% 4/1/2052 (a)		1,004	931
Fannie Mae Pool #BV9262 3.00% 5/1/2052 (a)		783	694
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)		168	149
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (a)		549	523
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (a)		473	383
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (a)		98	79
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (a)		2,471	2,359
Fannie Mae Pool #FS2159 5.00% 6/1/2052 (a)		49	49
Fannie Mae Pool #BV2558 5.00% 6/1/2052 (a)		44	44
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (a)		203	165
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)		3,391	2,871
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)		2,189	2,030
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)		285	288
Fannie Mae Pool #FS2489 5.00% 8/1/2052 (a)		46	46
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)		628	619
Fannie Mae Pool #FS4611 5.00% 9/1/2052 (a)		8,032	8,048
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)		3,185	2,587
Fannie Mae Pool #BW9458 4.50% 10/1/2052 (a)		912	898
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (a)		832	817
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (a)		7,788	7,805
Fannie Mae Pool #BX1004 5.00% 10/1/2052 (a)		4,729	4,733
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)		576	587
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)		526	536
Fannie Mae Pool #CB4917 5.50% 10/1/2052 (a)		77	79
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)		207	216

261	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB5118 4.00% 11/1/2052 (a)	USD	48	$46
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)		7	7
Fannie Mae Pool #BX3198 4.00% 12/1/2052 (a)		47	45
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)		2,465	2,418
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (a)		1,804	1,875
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)		1,367	1,303
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)		8	8
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)		660	691
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (a)		717	739
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)		543	563
Fannie Mae Pool #BY2249 4.00% 4/1/2053 (a)		223	212
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)		1,942	1,977
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)		320	338
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)		288	294
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)		1,594	1,646
Fannie Mae Pool #CB6590 4.00% 6/1/2053 (a)		70	67
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)		2,635	2,682
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)		2,588	2,664
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (a)		1,690	1,741
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)		1,634	1,684
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)		1,248	1,287
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)		1,196	1,240
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (a)		346	339
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)		9,038	9,198
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)		1,490	1,533
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)		245	253
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)		429	419
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)		186	189
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)		19,754	20,095
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)		444	457
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)		618	644
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)		178	185
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (a)		943	898
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (a)		24	25
Fannie Mae Pool #FS8361 3.50% 12/1/2053 (a)		254	236
Fannie Mae Pool #MA5236 4.00% 12/1/2053 (a)		23	21
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)		494	502
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)		136	138
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (a)		9,288	9,680
Fannie Mae Pool #CB8089 7.00% 12/1/2053 (a)		721	758
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)		2,899	3,018
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)		445	452
Fannie Mae Pool #FS7809 7.00% 2/1/2054 (a)		6,000	6,316
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)		876	889
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (a)		395	401
Fannie Mae Pool #DB0754 5.50% 3/1/2054 (a)		42	42
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)		1,169	1,194
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)		600	623
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)		1,109	1,161
Fannie Mae Pool #MA5353 5.50% 5/1/2054 (a)		5,132	5,210
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (a)		1,595	1,677
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)		2,882	2,972
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)		687	706
Fannie Mae Pool #DB6813 6.00% 6/1/2054 (a)		106	109
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)		3,937	4,107
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (a)		1,677	1,743
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)		6,657	6,866
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)		3,615	3,755
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)		844	867
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)		144	148

American Funds Insurance Series	262

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	USD	5,993		$6,273
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)		1,622		1,693
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)		959		1,007
Fannie Mae Pool #DC1075 6.00% 8/1/2054 (a)		234		240
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)		217		225
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)		112		115
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)		101		104
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)		88		92
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)		84		86
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (a)		1,648		1,730
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (a)		1,419		1,475
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)		1,865		1,906
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)		1,350		1,387
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)		91		93
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)		45		46
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (a)		4,335		4,506
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)		1,397		1,440
Fannie Mae Pool #DC5704 4.00% 11/1/2054 (a)		132		125
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)		199		203
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)		23		23
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (a)		2,547		2,619
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)		372		384
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)		783		782
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)		31		32
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (a)		2,206		2,293
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)		1,578		1,621
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)		947		978
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)		26		26
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)		192		198
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)		7,300		7,407
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (a)		10,881		11,317
Fannie Mae Pool #190445 6.50% 3/1/2055 (a)		8,612		8,952
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (a)		6,435		6,770
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)		1,829		1,880
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)		69		71
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)		67		69
Fannie Mae Pool #MA5676 7.00% 4/1/2055 (a)		670		705
Fannie Mae Pool #DD9126 4.00% 5/1/2055 (a)		53		50
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)		174		179
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (a)		1,377		1,451
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)		662		681
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (a)		5,053		5,256
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)		3,040		3,159
Fannie Mae Pool #BV6163 3.50% 8/1/2055 (a)		86		79
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (a)		4,204		4,266
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)		762		783
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)		470		489
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (a)		1,705		1,730
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (a)		158		150
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)		1,111		968
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)		331		323
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)		420		382
FARM Mortgage Trust, Series 2024-1, Class A, 4.684% 10/1/2053 (a)(c)(d)		941		918
Freddie Mac Pool #ZS8907 6.50% 10/1/2026 (a)		—	(b)	—	(b)
Freddie Mac Pool #ZA2024 6.50% 9/1/2027 (a)		—	(b)	1;	(b)
Freddie Mac Pool #1H1354 6.26% 11/1/2036 (a)(d)		29		30
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (a)		1,083		1,025
Freddie Mac Pool #C03518 5.00% 9/1/2040 (a)		216		223
Freddie Mac Pool #G06459 5.00% 5/1/2041 (a)		446		459
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)		601		521

263	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RB5154 2.50% 4/1/2042 (a)	USD	8,660	$7,741
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)		2	2
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)		21	20
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)		22	21
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (a)		109	107
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)		161	154
Freddie Mac Pool #760014 4.632% 8/1/2045 (a)(d)		202	203
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)		41	38
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)		58	55
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)		5,483	5,288
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)		39	37
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)		39	37
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)		32	30
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)		24	23
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)		19	18
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)		16	16
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)		11	11
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)		11	10
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)		686	666
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)		38	37
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)		32	31
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)		21	20
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)		12	12
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)		63	62
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (a)		5,121	4,951
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)		156	156
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)		74	73
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)		50	49
Freddie Mac Pool #ZT0522 4.50% 9/1/2048 (a)		16	16
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)		123	117
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)		36	34
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)		290	275
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)		151	143
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)		23	21
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)		1,329	1,079
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (a)		28	24
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)		1,136	928
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)		1,713	1,467
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)		31	25
Freddie Mac Pool #RA4528 2.50% 2/1/2051 (a)		713	605
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)		51	42
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)		1,974	1,620
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)		895	724
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)		127	115
Freddie Mac Pool #SD0726 2.50% 10/1/2051 (a)		7,920	6,839
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)		398	325
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)		418	362
Freddie Mac Pool #QD3226 2.50% 12/1/2051 (a)		952	806
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)		104	88
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (a)		259	224
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)		121	109
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)		4,455	3,606
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (a)		2,324	1,881
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (a)		293	237
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)		7,547	7,088
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)		147	137
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (a)		327	264
Freddie Mac Pool #QE1079 3.50% 4/1/2052 (a)		104	97
Freddie Mac Pool #QD9477 4.00% 4/1/2052 (a)		325	309
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (a)		801	681

American Funds Insurance Series	264

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #8D0226 2.544% 5/1/2052 (a)(d)	USD	412	$383
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)		7,491	6,653
Freddie Mac Pool #QE1489 3.50% 5/1/2052 (a)		1,238	1,148
Freddie Mac Pool #QE3999 3.50% 5/1/2052 (a)		410	380
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)		328	278
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)		262	232
Freddie Mac Pool #RA7258 3.50% 6/1/2052 (a)		36	34
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)		2,028	1,717
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)		3,100	2,749
Freddie Mac Pool #RA7572 3.00% 8/1/2052 (a)		48	43
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (a)		135	128
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)		180	177
Freddie Mac Pool #QE8282 5.00% 8/1/2052 (a)		781	782
Freddie Mac Pool #QE7647 5.00% 8/1/2052 (a)		45	45
Freddie Mac Pool #SD1496 5.00% 8/1/2052 (a)		36	37
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)		792	777
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)		185	182
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)		116	114
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)		8,774	8,809
Freddie Mac Pool #SD3782 4.50% 10/1/2052 (a)		3,051	2,992
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)		78	77
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)		947	943
Freddie Mac Pool #QF2560 4.50% 11/1/2052 (a)		698	687
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)		1,823	1,856
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (a)		3,737	3,900
Freddie Mac Pool #SD8320 3.00% 2/1/2053 (a)		663	588
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)		799	813
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (a)		744	767
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (a)		409	422
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)		79	78
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)		712	725
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)		457	464
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)		3,287	3,388
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (a)		1,519	1,568
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (a)		213	225
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)		1,346	1,369
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)		12,863	13,257
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (a)		3,429	3,532
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)		1,797	1,852
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (a)		748	771
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)		371	386
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)		336	347
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)		219	227
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)		186	194
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)		1,797	1,881
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)		1,557	1,632
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)		1,477	1,560
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)		1,453	1,532
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)		1,018	1,076
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)		817	860
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)		494	515
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)		462	493
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)		15,782	16,058
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)		569	580
Freddie Mac Pool #SD8343 6.00% 7/1/2053 (a)		16,252	16,745
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)		17,343	17,848
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)		670	681
Freddie Mac Pool #SD3857 6.00% 9/1/2053 (a)		34,942	35,984
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)		1,977	2,036
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)		72	75

265	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SL2623 3.00% 10/1/2053 (a)	USD	2,099	$1,859
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)		4,342	4,473
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (a)		686	671
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (a)		2,949	2,993
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (a)		9,504	9,972
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (a)		32	33
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)		1,820	1,849
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)		340	355
Freddie Mac Pool #QI0100 4.00% 2/1/2054 (a)		157	149
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)		861	875
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (a)		3,774	3,911
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (a)		172	177
Freddie Mac Pool #SL2362 6.50% 2/1/2054 (a)		4,620	4,858
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)		461	468
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)		526	537
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)		93	94
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)		490	509
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)		478	485
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)		66	68
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)		2,108	2,207
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (a)		1,019	1,071
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)		11,156	11,596
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)		1	1
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (a)		2,477	2,609
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)		932	976
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)		582	614
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)		7,350	7,575
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)		2,780	2,867
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)		215	221
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)		5,542	5,770
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)		2,052	2,133
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)		3,847	3,932
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (a)		906	919
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)		2,900	2,985
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)		1,336	1,377
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)		137	141
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)		76	78
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)		51	53
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)		4,317	4,487
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)		3,489	3,652
Freddie Mac Pool #QJ4811 5.50% 9/1/2054 (a)		673	683
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)		470	485
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)		245	253
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)		232	242
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)		225	235
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)		138	142
Freddie Mac Pool #SD6288 6.50% 9/1/2054 (a)		4,396	4,620
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)		1,520	1,580
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (a)		1,245	1,301
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)		3	3
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)		379	384
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)		3	3
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)		3,591	3,719
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)		3,112	3,197
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)		1,422	1,480
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)		1,033	1,071
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (a)		1,444	1,520
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)		2,201	2,261
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)		5	6
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)		1,301	1,336

American Funds Insurance Series	266

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (a)	USD	4,423	$4,646
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)		1,003	1,042
Freddie Mac Pool #QY0582 4.00% 4/1/2055 (a)		808	767
Freddie Mac Pool #SD8524 5.50% 4/1/2055 (a)		213	216
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)		378	388
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (a)		622	661
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)		348	357
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)		649	648
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (a)		8,713	9,057
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (a)		2,767	2,807
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)		1,223	1,257
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (a)		4,638	4,821
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)		631	648
Freddie Mac Pool #SL2781 6.50% 9/1/2055 (a)		2,776	2,914
Freddie Mac Pool #SL2647 6.50% 9/1/2055 (a)		1,752	1,841
Freddie Mac Pool #QZ5542 3.50% 10/1/2055 (a)		526	488
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)		3,875	3,932
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)		3,332	3,184
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)		704	622
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)		283	255
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)		3,410	3,239
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)		3,022	2,885
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)		764	664
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (a)(d)		1,062	971
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(d)		324	318
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (a)		3,378	3,042
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)		386	377
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)		590	529
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (a)		1,453	1,417
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)		316	284
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (a)		1,257	1,185
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)		12,897	12,705
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (a)		3,267	3,108
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (a)		933	868
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (a)		435	392
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)		3,198	3,120
Government National Mortgage Assn. 5.00% 1/1/2056 (a)(e)		5	5
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (a)		55	58
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (a)		11	11
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038 (a)		113	122
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038 (a)		25	26
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (a)		113	117
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)		60	64
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)		1,653	1,712
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)		602	615
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)		392	388
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042 (a)		14	13
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)		734	609
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)		643	533
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)		4,304	3,676
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (a)		1,863	1,609
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)		593	508
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)		3,352	2,857
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (a)		78	67
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)		2,855	2,459
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)		1,472	1,273
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)		896	774
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)		707	606
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)		224	202
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)		827	714

267	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	USD	176	$158
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)		2,004	1,847
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)		620	568
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)		3,811	3,522
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)		291	277
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)		401	382
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)		199	190
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (a)		50	50
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)		4,091	4,008
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)		2,634	2,581
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)		1,116	1,091
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)		4,323	4,109
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)		1,352	1,319
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)		484	490
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (a)		989	999
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)		343	346
Government National Mortgage Assn. Pool #MB0742 3.50% 11/20/2055 (a)		928	845
Government National Mortgage Assn. Pool #MB0810 3.50% 12/20/2055 (a)		484	440
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)		418	312
Uniform Mortgage-Backed Security 2.00% 1/1/2041 (a)(e)		1,115	1,033
Uniform Mortgage-Backed Security 4.00% 1/1/2041 (a)(e)		920	908
Uniform Mortgage-Backed Security 5.00% 1/1/2041 (a)(e)		780	790
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (a)(e)		16,198	13,097
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (a)(e)		119	110
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (a)(e)		1,999	1,951
Uniform Mortgage-Backed Security 5.50% 1/1/2056 (a)(e)		6,284	6,373
Uniform Mortgage-Backed Security 6.00% 1/1/2056 (a)(e)		18,724	19,228
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (a)(e)		6,031	6,268
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (a)(e)		7,168	6,605
Total mortgage-backed obligations			816,712

U.S. Treasury bonds & notes 40.76%
U.S. Treasury 36.84%
U.S. Treasury 4.25% 1/31/2026		5,535	5,536
U.S. Treasury 4.625% 2/28/2026		9,375	9,388
U.S. Treasury 4.625% 3/15/2026		11,050	11,072
U.S. Treasury 4.50% 3/31/2026		1,435	1,438
U.S. Treasury 4.875% 4/30/2026		35,525	35,676
U.S. Treasury 0.875% 6/30/2026		2,065	2,038
U.S. Treasury 4.50% 7/15/2026		10,366	10,422
U.S. Treasury 4.375% 7/31/2026		25,795	25,919
U.S. Treasury 4.625% 9/15/2026		10,209	10,285
U.S. Treasury 3.50% 9/30/2026		11,100	11,094
U.S. Treasury 3.875% 3/31/2027		23,000	23,100
U.S. Treasury 4.50% 4/15/2027		30,000	30,371
U.S. Treasury 0.50% 4/30/2027		1,250	1,202
U.S. Treasury 2.625% 5/31/2027		2,290	2,263
U.S. Treasury 3.75% 6/30/2027		33,220	33,348
U.S. Treasury 3.875% 7/31/2027		10,000	10,059
U.S. Treasury 3.75% 8/15/2027		5,043	5,064
U.S. Treasury 3.625% 8/31/2027		2,945	2,951
U.S. Treasury 3.375% 11/30/2027		600	599
U.S. Treasury 4.25% 2/15/2028 (f)		48,655	49,404
U.S. Treasury 3.625% 5/31/2028		14,850	14,890
U.S. Treasury 1.25% 6/30/2028		3,325	3,147
U.S. Treasury 4.00% 6/30/2028		6,907	6,988
U.S. Treasury 1.00% 7/31/2028		970	910
U.S. Treasury 4.125% 7/31/2028		17,685	17,950
U.S. Treasury 3.50% 11/15/2028		410	410

American Funds Insurance Series	268

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.625% 2/15/2029	USD	3,270	$3,180
U.S. Treasury 4.50% 5/31/2029		825	849
U.S. Treasury 2.625% 7/31/2029		9,309	9,006
U.S. Treasury 4.00% 7/31/2029		15,070	15,268
U.S. Treasury 4.125% 10/31/2029		4,800	4,883
U.S. Treasury 4.125% 11/30/2029		10,200	10,377
U.S. Treasury 4.375% 12/31/2029		23,475	24,106
U.S. Treasury 4.00% 2/28/2030		11,270	11,415
U.S. Treasury 4.00% 3/31/2030		15,000	15,193
U.S. Treasury 3.75% 6/30/2030		17,030	17,075
U.S. Treasury 3.875% 6/30/2030		6,000	6,046
U.S. Treasury 4.00% 7/31/2030		1,185	1,200
U.S. Treasury 4.625% 9/30/2030		1,290	1,341
U.S. Treasury 4.875% 10/31/2030		625	657
U.S. Treasury 3.50% 11/30/2030		505	500
U.S. Treasury 4.25% 6/30/2031		9,625	9,847
U.S. Treasury 4.125% 11/30/2031		3,240	3,290
U.S. Treasury 4.125% 2/29/2032		9,305	9,440
U.S. Treasury 4.125% 3/31/2032		3,000	3,043
U.S. Treasury 4.125% 5/31/2032		10,295	10,435
U.S. Treasury 4.00% 6/30/2032		16,910	17,018
U.S. Treasury 2.75% 8/15/2032		8,095	7,550
U.S. Treasury 3.75% 11/30/2032		4,075	4,030
U.S. Treasury 3.875% 8/15/2033		3,180	3,156
U.S. Treasury 4.375% 5/15/2034		1,687	1,726
U.S. Treasury 3.875% 8/15/2034		1,970	1,941
U.S. Treasury 4.25% 11/15/2034		1,790	1,810
U.S. Treasury 4.625% 2/15/2035		5,000	5,194
U.S. Treasury 4.25% 5/15/2035		1,800	1,816
U.S. Treasury 4.25% 8/15/2035		5,315	5,357
U.S. Treasury 4.00% 11/15/2035		285	281
U.S. Treasury 4.50% 8/15/2039		13,655	13,699
U.S. Treasury 4.625% 2/15/2040		90	91
U.S. Treasury, interest only, 0% 11/15/2040		1,110	545
U.S. Treasury 1.375% 11/15/2040		1,945	1,265
U.S. Treasury 3.875% 5/15/2043		820	737
U.S. Treasury 4.375% 8/15/2043		40	38
U.S. Treasury 4.50% 2/15/2044		3,780	3,663
U.S. Treasury 4.125% 8/15/2044		11,760	10,810
U.S. Treasury 2.50% 2/15/2045		4,850	3,441
U.S. Treasury 5.00% 5/15/2045		8,955	9,207
U.S. Treasury 4.625% 11/15/2045		180	176
U.S. Treasury 2.50% 2/15/2046		3,900	2,720
U.S. Treasury 2.50% 5/15/2046		1,585	1,101
U.S. Treasury 2.875% 11/15/2046		2,700	1,997
U.S. Treasury 3.00% 8/15/2048		750	556
U.S. Treasury 2.375% 11/15/2049		1,435	924
U.S. Treasury 1.25% 5/15/2050		14,825	7,117
U.S. Treasury 1.375% 8/15/2050		4,330	2,135
U.S. Treasury 1.625% 11/15/2050		35,205	18,533
U.S. Treasury 1.875% 2/15/2051		5,892	3,301
U.S. Treasury 2.375% 5/15/2051		6,280	3,968
U.S. Treasury 2.00% 8/15/2051		5,226	3,001
U.S. Treasury 1.875% 11/15/2051		3,164	1,754
U.S. Treasury 3.00% 8/15/2052		895	643
U.S. Treasury 4.00% 11/15/2052		1,849	1,607
U.S. Treasury 4.75% 11/15/2053		205	202
U.S. Treasury 4.25% 2/15/2054		11,130	10,086
U.S. Treasury 4.625% 5/15/2054		3,165	3,054
U.S. Treasury 4.25% 8/15/2054		50	45

269	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.625% 2/15/2055	USD	7,370	$7,115
U.S. Treasury 4.75% 8/15/2055 (f)		27,230	26,830
U.S. Treasury 4.625% 11/15/2055		19,425	18,754
			691,669

U.S. Treasury inflation-protected securities 3.92%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (g)		9,620	9,533
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (g)		2,960	2,907
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (g)		37,322	37,704
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (g)		1,093	1,014
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (g)		3,399	3,107
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (g)		7,377	7,411
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (g)		141	138
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (g)		1,506	1,173
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (g)		1,756	1,308
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (g)		323	233
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (g)		368	212
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (g)		144	78
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (g)		456	410
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (g)		8,752	8,308
			73,536
Total U.S. Treasury bonds & notes			765,205

Federal agency bonds & notes 2.60%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026		46	46
Federal Home Loan Bank 3.25% 11/16/2028		6,500	6,462
Federal Home Loan Bank 5.50% 7/15/2036		300	329
Federal National Mortgage Association 7.125% 1/15/2030		2,000	2,258
Private Export Funding Corp. 1.40% 7/15/2028		3,000	2,840
Tennessee Valley Authority 2.875% 2/1/2027		5,000	4,966
Tennessee Valley Authority 4.875% 5/15/2035		2,445	2,525
Tennessee Valley Authority 4.65% 6/15/2035		1,780	1,811
Tennessee Valley Authority 5.88% 4/1/2036		875	980
Tennessee Valley Authority, Series A, 4.625% 9/15/2060		250	223
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		660	639
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026		645	657
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		2,200	2,188
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		10,250	10,131
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		3,064	3,029
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		2,020	1,987
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		1,773	1,726
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		2,074	1,998
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		2,167	2,056
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		1,639	1,545
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		330	308
			48,704
Total bonds, notes & other debt instruments (cost: $1,653,043,000)			1,630,621

Short-term securities 15.36%	Weighted average yield at acquisition
Commercial paper 8.81%
Apple, Inc. 1/15/2026 (c)	3.650%	15,000	14,977
CAFCO, LLC 1/14/2026 (c)	4.040	10,000	9,985

American Funds Insurance Series	270

U.S. Government Securities Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
Chevron Corp. 2/3/2026 (c)	3.760%	USD	12,300	$12,258
Desjardins Group 2/27/2026 (c)	3.750		12,500	12,425
Exxon Asset Management Co. 3/31/2026	3.820		19,510	19,332
Linde, Inc. 1/20/2026	3.660		9,400	9,381
Novartis Finance Corp. 1/2/2026 (c)	3.660		10,000	9,998
Oversea-Chinese Banking Corp., Ltd. 1/26/2026 (c)	3.740		7,000	6,981
Procter & Gamble Co. 1/23/2026 (c)	3.900		10,000	9,977
Procter & Gamble Co. 3/4/2026 (c)	3.750		10,000	9,936
Prudential Funding, LLC 1/9/2026	3.700		20,000	19,982
TOTAL Holdings USA, Inc. 1/5/2026 (c)	3.715		15,000	14,992
Wal-Mart Stores, Inc. 1/14/2026 (c)	3.630		15,200	15,178
				165,402

Bonds & notes of governments & government agencies outside the U.S. 2.58%
Alberta (Province of) 2/12/2026 (c)	3.770		10,100	10,056
KfW 1/7/2026 (c)	3.700		13,000	12,991
Ontario (Province of) 2/6/2026	3.770		25,600	25,501
				48,548

Federal agency bills & notes 3.97%
Federal Farm Credit Banks 2/20/2026	3.580		30,500	30,353
Federal Home Loan Bank 1/2/2026	3.500		14,364	14,364
Federal Home Loan Bank 1/23/2026	3.842		11,960	11,935
Federal Home Loan Bank 2/25/2026	3.725		17,900	17,805
Total short-term securities (cost: $288,397,000)				288,407

Options purchased (equity style) 0.01%
Options purchased (equity style)*	242
Total options purchased (equity style) (cost: $330,000)	242
Total investment securities 102.23% (cost: $1,941,770,000)	1,919,270
Total options written (equity style) † 0.00% (premium received: $102,000)	(81)
Other assets less liabilities (2.23)%	(41,841)
Net assets 100.00%	$1,877,348

*Options purchased (equity style)

Options on futures

Description	Number of contracts	Expiration date	Exercise price		Notional amount (000)		Value at 12/31/2025 (000)
Call
3 Month SOFR Futures Option	2,426	3/13/2026	USD	96.63	USD	606,500	$242

271	American Funds Insurance Series

U.S. Government Securities Fund (continued)

†Options written (equity style)

Options on futures

Description	Number of contracts	Expiration date	Exercise price		Notional amount (000)		Value at 12/31/2025 (000)
Call
3 Month SOFR Futures Option	1,444	3/13/2026	USD	96.81	USD	(361,000)	$(81)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
30 Day Federal Funds Futures	Long	18	2/2/2026	USD	7,228	$1
30 Day Federal Funds Futures	Long	443	3/2/2026		177,962	(25)
3 Month SOFR Futures	Long	3	6/17/2026		724	(4)
3 Month SOFR Futures	Long	26	9/16/2026		6,285	(6)
2 Year U.S. Treasury Note Futures	Long	5,852	4/6/2026		1,221,834	(293)
5 Year U.S. Treasury Note Futures	Long	2,936	4/6/2026		320,918	(856)
10 Year Ultra U.S. Treasury Note Futures	Short	253	3/31/2026		(29,099)	169
10 Year U.S. Treasury Note Futures	Short	1,099	3/31/2026		(123,569)	907
20 Year U.S. Treasury Bond Futures	Long	186	3/31/2026		21,500	(257)
30 Year Ultra U.S. Treasury Bond Futures	Long	447	3/31/2026		52,746	(850)
						$(1,214)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at		Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Amount (000)		12/31/2025 (000)		(received) (000)	at 12/31/2025 (000)
4.184%	Annual	SOFR	Annual	1/10/2026	USD	11,198	$1		$—	$1
4.2035%	Annual	SOFR	Annual	1/10/2026	USD	11,197	1		—	1
4.2045%	Annual	SOFR	Annual	1/10/2026	USD	1,020	—	(b)	—	—	(b)
4.27%	Annual	SOFR	Annual	2/16/2026	USD	9,621	6		—	6
4.265%	Annual	SOFR	Annual	2/16/2026	USD	4,777	3		—	3
4.3035%	Annual	SOFR	Annual	2/17/2026	USD	2,874	2		—	2
4.2515%	Annual	SOFR	Annual	2/17/2026	USD	2,847	2		—	2
4.2675%	Annual	SOFR	Annual	2/17/2026	USD	2,771	2		—	2
4.3005%	Annual	SOFR	Annual	2/17/2026	USD	1,989	1		—	1
4.288%	Annual	SOFR	Annual	2/17/2026	USD	2,021	1		—	1
4.568%	Annual	SOFR	Annual	3/1/2026	USD	27,000	34		—	34
4.56%	Annual	SOFR	Annual	3/1/2026	USD	27,400	34		—	34
4.6275%	Annual	SOFR	Annual	3/20/2026	USD	49,370	89		—	89
4.9005%	Annual	SOFR	Annual	4/17/2026	USD	14,100	46		—	46
4.815%	Annual	SOFR	Annual	5/6/2026	USD	31,500	116		—	116
4.723%	Annual	SOFR	Annual	5/7/2026	USD	30,490	103		—	103
4.659%	Annual	SOFR	Annual	5/17/2026	USD	45,400	159		—	159
SOFR	Annual	4.528%	Annual	6/18/2026	USD	2,700	(10)		—	(10)

American Funds Insurance Series	272

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Amount (000)		12/31/2025 (000)	(received) (000)	at 12/31/2025 (000)
U.S. Urban CPI	At maturity	2.12%	At maturity	12/22/2026	USD	5,735	$8	$—	$8
3.535%	Annual	SOFR	Annual	1/23/2027	USD	13,000	16	—	16
3.5405%	Annual	SOFR	Annual	1/23/2027	USD	12,100	15	—	15
3.53%	Annual	SOFR	Annual	1/23/2027	USD	7,300	8	—	8
SOFR	Annual	4.186%	Annual	2/18/2027	USD	54,150	(467)	—	(467)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD	23,600	95	—	95
3.761%	Annual	SOFR	Annual	2/20/2027	USD	11,800	47	—	47
4.5895%	Annual	SOFR	Annual	5/6/2027	USD	22,710	361	—	361
SOFR	Annual	3.2465%	Annual	9/15/2027	USD	16,600	19	—	19
SOFR	Annual	3.249%	Annual	9/15/2027	USD	16,690	19	—	19
3.45%	Annual	SOFR	Annual	2/1/2028	USD	12,500	36	—	36
3.47%	Annual	SOFR	Annual	2/2/2028	USD	11,600	38	—	38
3.6475%	Annual	SOFR	Annual	2/27/2028	USD	19,700	143	—	143
SOFR	Annual	3.528%	Annual	1/29/2030	USD	4,000	(19)	—	(19)
SOFR	Annual	3.529%	Annual	1/29/2030	USD	4,800	(23)	—	(23)
SOFR	Annual	3.5485%	Annual	1/29/2030	USD	5,200	(29)	—	(29)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD	49,000	5,455	—	5,455
3.18%	Annual	SOFR	Annual	4/17/2030	USD	2,600	(25)	—	(25)
3.275%	Annual	SOFR	Annual	4/18/2030	USD	2,600	(15)	—	(15)
3.353%	Annual	SOFR	Annual	4/19/2030	USD	2,600	(7)	—	(7)
3.342%	Annual	SOFR	Annual	4/19/2030	USD	2,600	(8)	—	(8)
3.344%	Annual	SOFR	Annual	4/20/2030	USD	2,600	(8)	—	(8)
3.128%	Annual	SOFR	Annual	4/28/2030	USD	2,600	(31)	—	(31)
3.285%	Annual	SOFR	Annual	5/1/2030	USD	2,500	(14)	—	(14)
3.259%	Annual	SOFR	Annual	5/1/2030	USD	2,600	(17)	—	(17)
3.186%	Annual	SOFR	Annual	5/9/2030	USD	2,600	(25)	—	(25)
3.215%	Annual	SOFR	Annual	5/10/2030	USD	2,500	(21)	—	(21)
3.29%	Annual	SOFR	Annual	5/19/2030	USD	3,100	(17)	—	(17)
SOFR	Annual	3.3615%	Annual	5/31/2030	USD	15,320	38	—	38
3.31%	Annual	SOFR	Annual	6/9/2030	USD	26,800	(132)	—	(132)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD	15,500	1,909	—	1,909
3.488%	Annual	SOFR	Annual	6/17/2031	USD	6,316	1	—	1
3.43574%	Annual	SOFR	Annual	6/17/2031	USD	7,364	(16)	—	(16)
SOFR	Annual	3.326%	Annual	9/19/2032	USD	10,880	172	—	172
SOFR	Annual	3.4225%	Annual	9/22/2032	USD	10,938	110	—	110
SOFR	Annual	4.1615%	Annual	5/15/2033	USD	330	(11)	—	(11)
SOFR	Annual	4.15%	Annual	5/15/2033	USD	880	(29)	—	(29)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD	1,185	28	—	28
SOFR	Annual	3.6025%	Annual	1/8/2034	USD	4,655	24	—	24
SOFR	Annual	3.7175%	Annual	8/8/2035	USD	1,180	6	—	6
SOFR	Annual	3.6965%	Annual	11/5/2035	USD	2,870	23	—	23
SOFR	Annual	3.79168%	Annual	6/17/2036	USD	8,076	33	—	33
SOFR	Annual	3.801%	Annual	6/17/2036	USD	6,989	23	—	23
SOFR	Annual	3.175%	Annual	2/1/2038	USD	16,000	1,118	—	1,118
3.065%	Annual	SOFR	Annual	4/7/2040	USD	12,300	(1,298)	—	(1,298)
3.616%	Annual	SOFR	Annual	8/5/2044	USD	5,600	(393)	—	(393)
3.561%	Annual	SOFR	Annual	8/9/2044	USD	4,800	(372)	—	(372)
SOFR	Annual	3.9815%	Annual	11/6/2044	USD	10,330	236	—	236
SOFR	Annual	3.045%	Annual	7/27/2050	USD	3,600	640	—	640
SOFR	Annual	2.85282%	Annual	12/6/2052	USD	540	117	—	117
SOFR	Annual	2.93542%	Annual	12/6/2052	USD	550	112	—	112
SOFR	Annual	3.01413%	Annual	1/12/2053	USD	1,402	268	—	268
SOFR	Annual	3.02%	Annual	1/12/2053	USD	1,400	266	—	266

273	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Amount (000)		12/31/2025 (000)	(received) (000)	at 12/31/2025 (000)
SOFR	Annual	2.974%	Annual	4/17/2053	USD	800	$159	$—	$159
SOFR	Annual	3.044%	Annual	4/18/2053	USD	800	150	—	150
SOFR	Annual	3.0875%	Annual	4/19/2053	USD	800	144	—	144
SOFR	Annual	3.1035%	Annual	4/19/2053	USD	800	142	—	142
SOFR	Annual	3.0895%	Annual	4/20/2053	USD	800	144	—	144
SOFR	Annual	2.9405%	Annual	4/28/2053	USD	800	163	—	163
SOFR	Annual	3.0535%	Annual	5/1/2053	USD	1,600	297	—	297
SOFR	Annual	3.085%	Annual	5/9/2053	USD	900	162	—	162
SOFR	Annual	3.1135%	Annual	5/10/2053	USD	800	141	—	141
SOFR	Annual	3.1605%	Annual	5/19/2053	USD	1,000	168	—	168
SOFR	Annual	3.6765%	Annual	2/20/2054	USD	2,019	169	—	169
SOFR	Annual	3.6815%	Annual	2/20/2054	USD	1,510	125	—	125
SOFR	Annual	3.7205%	Annual	2/21/2054	USD	520	40	—	40
SOFR	Annual	3.47875%	Annual	8/5/2054	USD	4,200	492	—	492
SOFR	Annual	3.415%	Annual	8/9/2054	USD	3,700	473	—	473
4.13862%	Annual	SOFR	Annual	6/17/2056	USD	1,957	(12)	—	(12)
4.097%	Annual	SOFR	Annual	6/17/2056	USD	1,702	(23)	—	(23)
							$11,931	$—	$11,931

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $140,672,000, which represented 7.49% of the net assets of the fund.
(d)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(e)	Represents securities transacted on a TBA basis.
(f)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $16,083,000, which represented 0.86% of the net assets of the fund.
(g)	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)

Assn. = Association

CPI = Consumer Price Index

EFFR = Effective Federal Funds Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	274

Managed Risk Growth Fund

Investment portfolio December 31, 2025

Growth funds 84.99%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,046,065	$429,678
Total growth funds (cost: $297,224,000)		429,678

Fixed income funds 10.02%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,324,267	50,687
Total fixed income funds (cost: $50,772,000)		50,687

Short-term securities 4.63%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	23,417,711	23,418
Total short-term securities (cost: $23,418,000)		23,418

Options purchased (equity style) 0.27%
Options purchased (equity style)*		1,328
Total options purchased (cost: $4,348,000)		1,328
Total investment securities 99.91% (cost: $375,762,000)		505,111
Other assets less liabilities 0.09%		468
Net assets 100.00%		$505,579

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 12/31/2025 (000)
Put
S&P 500 Index	90	USD	61,610	USD	4,250.00	3/20/2026	$31
S&P 500 Index	415		284,088		4,275.00	3/20/2026	146
S&P 500 Index	10		6,846		4,375.00	3/20/2026	4
S&P 500 Index	25		17,114		4,500.00	3/20/2026	11
S&P 500 Index	25		17,114		4,650.00	3/20/2026	14
S&P 500 Index	15		10,268		4,750.00	3/20/2026	9
S&P 500 Index	10		6,846		4,775.00	3/20/2026	6
S&P 500 Index	20		13,691		4,825.00	3/20/2026	13
S&P 500 Index	25		17,114		4,850.00	3/20/2026	17
S&P 500 Index	20		13,691		4,900.00	3/20/2026	14
S&P 500 Index	10		6,846		4,625.00	6/18/2026	22
S&P 500 Index	325		222,479		4,700.00	6/18/2026	715
S&P 500 Index	10		6,846		4,750.00	6/18/2026	24
S&P 500 Index	75		51,341		4,825.00	6/18/2026	181
S&P 500 Index	20		13,691		4,850.00	6/18/2026	49
S&P 500 Index	10		6,846		5,000.00	6/18/2026	29
S&P 500 Index	10		6,846		4,775.00	9/18/2026	43
							$1,328
275	American Funds Insurance Series

Managed Risk Growth Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
S&P 500 E-mini Index Futures	Long	46	3/20/2026	USD	15,853	$8

Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.99%
American Funds Insurance Series – Growth Fund, Class 1	$445,562	$116,262	$180,830	$70,206	$(21,522)	$429,678	$1,046	$34,295
Fixed income funds 10.02%
American Funds Insurance Series – The Bond Fund of America, Class 1	52,786	41,135	44,622	15	1,373	50,687	2,246	—
Total 95.01%				$70,221	$(20,149)	$480,365	$3,292	$34,295

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	276

Managed Risk International Fund

Investment portfolio December 31, 2025

Growth funds 85.00%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,316,673	$96,391
Total growth funds (cost: $68,990,000)		96,391

Fixed income funds 9.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,190,669	11,335
Total fixed income funds (cost: $11,379,000)		11,335

Short-term securities 4.79%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	5,428,105	5,428
Total short-term securities (cost: $5,428,000)		5,428

Options purchased (equity style) 0.23%
Options purchased (equity style)*		267
Total options purchased (cost: $774,000)		267
Total investment securities 100.01% (cost: $86,571,000)		113,421
Other assets less liabilities (0.01)%		(17)
Net assets 100.00%		$113,404

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 12/31/2025 (000)
Put
iShares MSCI EAFE ETF	250	USD	2,401	USD	65.00	3/20/2026	$2
iShares MSCI EAFE ETF	4,900		47,055		70.00	3/20/2026	47
iShares MSCI EAFE ETF	2,600		24,968		72.00	3/20/2026	51
iShares MSCI EAFE ETF	125		1,200		74.00	3/20/2026	2
iShares MSCI EAFE ETF	300		2,881		75.00	3/20/2026	4
iShares MSCI EAFE ETF	200		1,921		76.00	3/20/2026	3
iShares MSCI EAFE ETF	2,425		23,287		70.00	6/18/2026	137
iShares MSCI EAFE ETF	450		4,321		75.00	6/18/2026	21
							$267

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
MSCI EAFE Index Futures	Long	21	3/20/2026	USD	3,047	$13
277	American Funds Insurance Series

Managed Risk International Fund (continued)

Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85.00%
American Funds Insurance Series –International Fund, Class 1	$96,701	$11,326	$33,601	$6,644	$15,321	$96,391	$1,416	$—
Fixed income funds 9.99%
American Funds Insurance Series –The Bond Fund of America, Class 1	11,472	6,653	7,132	89	253	11,335	495	—
Total 94.99%				$6,733	$15,574	$107,726	$1,911	$—

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	278

Managed Risk Washington Mutual Investors Fund

Investment portfolio December 31, 2025

Growth-and-income funds 85.06%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	14,745,796	$268,079
Total growth-and-income funds (cost: $198,932,000)		268,079

Fixed income funds 10.01%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,186,969	31,551
Total fixed income funds (cost: $31,563,000)		31,551

Short-term securities 4.67%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	14,703,653	14,704
Total short-term securities (cost: $14,704,000)		14,704

Options purchased (equity style) 0.20%
Options purchased (equity style)*		647
Total options purchased (cost: $2,471,000)		647
Total investment securities 99.94% (cost: $247,670,000)		314,981
Other assets less liabilities 0.06%		191
Net assets 100.00%		$315,172

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 12/31/2025 (000)
Put
S&P 500 Index	15	USD	10,268	USD	4,175.00	3/20/2026	$5
S&P 500 Index	125		85,569		4,275.00	3/20/2026	44
S&P 500 Index	15		10,268		4,375.00	3/20/2026	6
S&P 500 Index	20		13,691		4,500.00	3/20/2026	9
S&P 500 Index	270		184,828		4,625.00	3/20/2026	135
S&P 500 Index	15		10,268		4,650.00	3/20/2026	8
S&P 500 Index	15		10,268		4,850.00	3/20/2026	10
S&P 500 Index	10		6,846		4,900.00	3/20/2026	7
S&P 500 Index	10		6,846		4,650.00	6/18/2026	22
S&P 500 Index	100		68,455		4,700.00	6/18/2026	220
S&P 500 Index	35		23,959		4,825.00	6/18/2026	85
S&P 500 Index	10		6,846		4,850.00	6/18/2026	24
S&P 500 Index	10		6,846		5,000.00	6/18/2026	29
S&P 500 Index	10		6,846		4,775.00	9/18/2026	43
							$647

279	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
S&P 500 E-mini Index Futures	Long	24	3/20/2026	USD	8,271	$1

Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 85.06%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$273,106	$49,141	$75,666	$17,364	$4,134	$268,079	$4,236	$17,905
Fixed income funds 10.01%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,524	16,239	18,298	(161)	1,247	31,551	1,405	—
Total 95.07%				$17,203	$5,381	$299,630	$5,641	$17,905

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	280

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2025

Growth-and-income funds 79.67%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	24,608,461	$1,666,731
Total growth-and-income funds (cost: $1,348,887,000)		1,666,731

Fixed income funds 14.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	32,944,468	313,631
Total fixed income funds (cost: $313,629,000)		313,631

Short-term securities 4.82%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	100,972,696	100,973
Total short-term securities (cost: $100,973,000)		100,973

Options purchased (equity style) 0.34%
Options purchased (equity style)*		7,071
Total options purchased (cost: $27,268,000)		7,071
Total investment securities 99.82% (cost: $1,790,757,000)		2,088,406
Other assets less liabilities 0.18%		3,734
Net assets 100.00%		$2,092,140

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 12/31/2025 (000)
Put
S&P 500 Index	80	USD	54,764	USD	4,175.00	3/20/2026	$27
S&P 500 Index	1,830		1,252,727		4,275.00	3/20/2026	646
S&P 500 Index	205		140,333		4,375.00	3/20/2026	86
S&P 500 Index	40		27,382		4,425.00	3/20/2026	17
S&P 500 Index	95		65,032		4,500.00	3/20/2026	42
S&P 500 Index	50		34,228		4,525.00	3/20/2026	25
S&P 500 Index	2,480		1,697,684		4,625.00	3/20/2026	1,240
S&P 500 Index	165		112,951		4,650.00	3/20/2026	91
S&P 500 Index	40		27,382		4,825.00	3/20/2026	26
S&P 500 Index	150		102,683		4,850.00	3/20/2026	103
S&P 500 Index	95		65,032		4,900.00	3/20/2026	65
S&P 500 Index	90		61,610		4,625.00	6/18/2026	193
S&P 500 Index	85		58,187		4,650.00	6/18/2026	187
S&P 500 Index	1,110		759,851		4,700.00	6/18/2026	2,442
S&P 500 Index	65		44,496		4,750.00	6/18/2026	155
S&P 500 Index	390		266,975		4,825.00	6/18/2026	944
S&P 500 Index	140		95,837		4,850.00	6/18/2026	343
S&P 500 Index	40		27,382		5,000.00	6/18/2026	118
S&P 500 Index	75		51,341		4,775.00	9/18/2026	321
							$7,071
281	American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
S&P 500 E-mini Index Futures	Long	255	3/20/2026	USD	87,879	$46

Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.67%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,736,906	$440,767	$500,363	$102,594	$(113,173)	$1,666,731	$18,415	$278,792
Fixed income funds 14.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	325,683	143,011	164,543	624	8,856	313,631	13,851	—
Total 94.66%				$103,218	$(104,317)	$1,980,362	$32,266	$278,792

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	282

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2025

Asset allocation funds 95.20%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	51,064,459	$1,404,783
Total asset allocation funds (cost: $1,177,798,000)		1,404,783

Short-term securities 4.77%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	70,445,349	70,445
Total short-term securities (cost: $70,445,000)		70,445

Options purchased (equity style) 0.08%
Options purchased (equity style)*		1,217
Total options purchased (cost: $3,674,000)		1,217
Total investment securities 100.05% (cost: $1,251,917,000)		1,476,445
Other assets less liabilities (0.05)%		(743)
Net assets 100.00%		$1,475,702

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 12/31/2025 (000)
Put
S&P 500 Index	385	USD	263,552	USD	4,275.00	3/20/2026	$136
S&P 500 Index	40		27,382		4,375.00	3/20/2026	17
S&P 500 Index	15		10,268		4,850.00	3/20/2026	10
S&P 500 Index	20		13,691		4,900.00	3/20/2026	14
S&P 500 Index	45		30,805		4,650.00	6/18/2026	99
S&P 500 Index	340		232,747		4,700.00	6/18/2026	748
S&P 500 Index	20		13,691		4,750.00	6/18/2026	48
S&P 500 Index	60		41,073		4,825.00	6/18/2026	145
							$1,217

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
S&P 500 E-mini Index Futures	Long	41	3/20/2026	USD	14,130	$8

283	American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net Unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.20%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,923,478	$267,997	$889,458	$39,013	$63,753	$1,404,783	$32,501	$127,660

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	284

Financial statements

Statements of assets and liabilities at December 31, 2025	(dollars in thousands)

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$8,852,855	$2,958,933	$53,450,984	$7,375,128	$4,007,822
Affiliated issuers	288,884	99,500	1,303,602	122,775	60,900
Cash	567	60	709	35	673
Cash collateral received for securities on loan	1	7,659	2,331	2,919	660
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	524	493	485	1,008	364
Unrealized appreciation on open forward currency contracts	—	—	—	—	80
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	—	369	—	2,909	2,947
Sales of fund’s shares	1,608	193	20,679	1,289	1,335
Dividends and interest	11,224	3,053	17,315	17,842	8,768
Variation margin on futures contracts	—	—	—	—	5
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	12	119	55	37	1
Other	476	869	65	1,967	1,037
	9,156,151	3,071,248	54,796,225	7,525,909	4,084,592

Liabilities:
Collateral for securities on loan	1,099	76,585	29,093	29,195	6,603
Unrealized depreciation on open forward currency contracts	—	—	—	—	78
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	1,119	20,443	6,814	631	4,143
Repurchases of fund’s shares	12,524	2,529	54,104	12,427	4,600
Investment advisory services	2,898	1,513	13,966	3,010	1,721
Insurance administrative fees	783	255	4,640	360	616
Services provided by related parties	1,269	541	7,457	1,050	496
Trustees’ deferred compensation	140	73	784	206	64
Variation margin on futures contracts	—	—	—	—	4
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	4,865	—	487	26,882	—
Other	108	15,506	98	168	18,899
	24,805	117,445	117,443	73,929	37,224
Commitments and contingencies*
Net assets at December 31, 2025	$9,131,346	$2,953,803	$54,678,782	$7,451,980	$4,047,368

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,669,963	$1,914,050	$18,377,552	$4,482,586	$2,226,544
Total distributable earnings (accumulated loss)	4,461,383	1,039,753	36,301,230	2,969,394	1,820,824
Net assets at December 31, 2025	$9,131,346	$2,953,803	$54,678,782	$7,451,980	$4,047,368

Investment securities on loan, at value	$4	$77,998	$22,741	$32,814	$8,183
Investment securities, at cost
Unaffiliated issuers	5,567,435	2,237,741	21,947,122	4,929,779	2,464,149
Affiliated issuers	288,846	99,493	1,303,348	122,756	60,891
Cash denominated in currencies other than U.S. dollars, at cost	524	493	485	1,004	364
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

285	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2025 (continued)	(dollars in thousands)

	Washington	U.S. Small and	Capital		International
	Mutual	Mid	World Growth	Growth-	Growth
	Investors	Cap Equity	and Income	Income	and Income
	Fund	Fund	Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$11,684,406	$97,802	$2,056,244	$42,116,707	$398,386
Affiliated issuers	272,530	2,963	26,204	1,493,802	5,441
Cash	865	75	332	289	57
Cash collateral received for securities on loan	86	94	101	—	85
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	4	—	268	1,525	81
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	14,157	139	4,104	39,606	1,066
Sales of fund’s shares	4,976	15	505	7,670	270
Dividends and interest	15,199	67	4,247	38,254	1,344
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	2	1	2	63	1
Other	1	—	218	284	50
	11,992,226	101,156	2,092,225	43,698,200	406,781

Liabilities:
Collateral for securities on loan	863	940	1,007	—	848
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	2,561	445	346	18,633	56
Repurchases of fund’s shares	9,217	93	2,063	34,095	577
Investment advisory services	2,288	39	664	9,209	163
Insurance administrative fees	1,448	4	226	2,056	125
Services provided by related parties	1,458	9	360	4,862	86
Trustees’ deferred compensation	176	—	37	782	15
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	—	—	—	1,192	286
Other	159	—	813	60	10
	18,170	1,530	5,516	70,889	2,166
Commitments and contingencies*

Net assets at December 31, 2025	$11,974,056	$99,626	$2,086,709	$43,627,311	$404,615

Net assets consist of:
Capital paid in on shares of beneficial interest	$6,329,907	$96,908	$1,027,159	$19,543,567	$280,952
Total distributable earnings (accumulated loss)	5,644,149	2,718	1,059,550	24,083,744	123,663
Net assets at December 31, 2025	$11,974,056	$99,626	$2,086,709	$43,627,311	$404,615

Investment securities on loan, at value	$842	$914	$987	$—	$893
Investment securities, at cost
Unaffiliated issuers	7,123,077	94,143	1,176,146	21,385,651	268,828
Affiliated issuers	272,473	2,962	26,199	1,435,195	5,440
Cash denominated in currencies other than U.S. dollars, at cost	4	—	268	1,525	81
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series	286

Financial statements (continued)

Statements of assets and liabilities at December 31, 2025 (continued)	(dollars in thousands)

			American
			Funds
	Capital	Asset	Global		The Bond	Capital
	Income	Allocation	Balanced		Fund	World Bond
	Builder	Fund	Fund		of America	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,550,384	$25,894,359	$419,047		$10,789,267	$1,345,676
Affiliated issuers	119,513	1,851,572	32,007		624,236	136,894
Cash	338	3,883	241		1,674	425
Cash collateral received for securities on loan	1,157	2,069	—		—	—
Cash collateral pledged for futures contracts	—	—	—		—	—
Cash collateral pledged for swap contracts	—	—	—		—	—
Cash denominated in currencies other than U.S. dollars	175	2	92		3	9
Unrealized appreciation on open forward currency contracts	—	—	229		386	2,812
Bilateral swaps, at value	—	—	38		2,015	136
Unrealized appreciation on unfunded commitments*	—	3	—		—	—
Receivables for:
Sales of investments	2,897	251,377	1,442		55,805	9,996
Sales of fund’s shares	582	3,662	129		5,946	534
Dividends and interest	5,640	79,619	2,033		83,388	15,248
Variation margin on futures contracts	12	347	14		507	219
Variation margin on centrally cleared swap contracts	17	1,189	18		1,920	301
Variation margin on options (futures style)	—	—	1		—	7
Securities lending income	8	78	—	†	—	—
Other	137	808	36		22	141
	1,680,860	28,088,968	455,327		11,565,169	1,512,398

Liabilities:
Collateral for securities on loan	11,565	20,974	—		—	—
Unrealized depreciation on open forward currency contracts	—	—	281		420	1,842
Bilateral swaps, at value	—	—	44		3,943	2,695
Options written, at value	—	—	—		—	—
Payables for:
Purchases of investments	5,451	345,093	3,655		184,956	25,455
Repurchases of fund’s shares	1,782	30,592	278		11,524	1,109
Investment advisory services	319	6,211	163		1,951	541
Insurance administrative fees	488	4,502	126		1,059	68
Services provided by related parties	208	3,158	84		1,171	218
Trustees’ deferred compensation	18	482	7		199	34
Variation margin on futures contracts	101	2,093	28		3,584	382
Variation margin on centrally cleared swap contracts	1	48	5		350	154
Non-U.S. taxes	539	—	185		— †	68
Other	12	775	4		(14)	62
	20,484	413,928	4,860		209,143	32,628
Commitments and contingencies*
Net assets at December 31, 2025	$1,660,376	$27,675,040	$450,467		$11,356,026	$1,479,770

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,167,067	$16,736,971	$339,716		$12,855,120	$1,705,259
Total distributable earnings (accumulated loss)	493,309	10,938,069	110,751		(1,499,094)	(225,489)
Net assets at December 31, 2025	$1,660,376	$27,675,040	$450,467		$11,356,026	$1,479,770

Investment securities on loan, at value	$11,011	$19,953	$—		$—	$—
Investment securities, at cost
Unaffiliated issuers	1,124,145	17,944,427	335,829		10,859,512	1,379,551
Affiliated issuers	122,247	1,869,376	31,719		624,125	135,130
Cash denominated in currencies other than U.S. dollars, at cost	175	2	91		1	9
Premiums received on options written	—	—	—		—	—

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

287	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2025 (continued)	(dollars in thousands)

		American				U.S.	Managed
	American	Funds				Government	Risk
	High-Income	Mortgage		Ultra-Short		Securities	Growth
	Trust	Fund		Bond Fund		Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$988,979	$133,040		$308,498		$1,919,270	$24,746
Affiliated issuers	35,092	—		—		—	480,365
Cash	846	152		101		2,915	—
Cash collateral received for securities on loan	—	—		—		—	—
Cash collateral pledged for futures contracts	220	—		—		—	1,030
Cash collateral pledged for swap contracts	1,311	—		—		—	—
Cash denominated in currencies other than U.S. dollars	—	—		—		—	—
Unrealized appreciation on open forward currency contracts	—	—		—		—	—
Bilateral swaps, at value	—	—		—		—	—
Unrealized appreciation on unfunded commitments*	1	—		—		—	—
Receivables for:
Sales of investments	104	7,819		—		40,517	993
Sales of fund’s shares	433	167		89		2,376	—
Dividends and interest	16,339	474		—		10,972	82
Variation margin on futures contracts	4	4		—		271	207
Variation margin on centrally cleared swap contracts	13	8		—		562	—
Variation margin on options (futures style)	—	—		—		—	—
Securities lending income	—	—		—		—	—
Other	3	—		—		—	—
	1,043,345	141,664		308,688		1,976,883	507,423

Liabilities:
Collateral for securities on loan	—	—		—		—	—
Unrealized depreciation on open forward currency contracts	—	—		—		—	—
Bilateral swaps, at value	—	—		—		—	—
Options written, at value	—	—		—		81	—
Payables for:
Purchases of investments	2,414	15,929		—		94,081	—
Repurchases of fund’s shares	1,678	16		930		3,012	1,044
Investment advisory services	250	24		68		342	43
Insurance administrative fees	147	41		35		341	321
Services provided by related parties	191	25		66		328	103
Trustees’ deferred compensation	34	4		12		51	7
Variation margin on futures contracts	15	58		—		978	326
Variation margin on centrally cleared swap contracts	6	—	†	—		320	—
Non-U.S. taxes	—	—		—		—	—
Other	1	—	†	—	†	1	—
	4,736	16,097		1,111		99,535	1,844
Commitments and contingencies*
Net assets at December 31, 2025	$1,038,609	$125,567		$307,577		$1,877,348	$505,579

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,332,439	$136,386		$305,626		$2,132,934	$389,009
Total distributable earnings (accumulated loss)	(293,830)	(10,819)		1,951		(255,586)	116,570
Net assets at December 31, 2025	$1,038,609	$125,567		$307,577		$1,877,348	$505,579

Investment securities on loan, at value	$—	$—		$—		$—	$—
Investment securities, at cost
Unaffiliated issuers	962,603	132,611		308,476		1,941,770	27,766
Affiliated issuers	35,085	—		—		—	347,996
Cash denominated in currencies other than U.S. dollars, at cost	—	—		—		—	—
Premiums received on options written	—	—		—		102	—

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series	288

Financial statements (continued)

Statements of assets and liabilities at December 31, 2025 (continued)	(dollars in thousands)

		Managed Risk	Managed	Managed
	Managed	Washington	Risk	Risk
	Risk	Mutual	Growth-	Asset
	International	Investors	Income	Allocation
	Fund	Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,695	$15,351	$108,044	$71,662
Affiliated issuers	107,726	299,630	1,980,362	1,404,783
Cash	—	—	—	—
Cash collateral received for securities on loan	—	—	—	—
Cash collateral pledged for futures contracts	92	537	5,713	918
Cash collateral pledged for swap contracts	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—
Receivables for:
Sales of investments	79	760	1,611	4,751
Sales of fund’s shares	—	5	139	227
Dividends and interest	19	52	353	250
Variation margin on futures contracts	231	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—
Variation margin on options (futures style)	—	—	—	—
Securities lending income	—	—	—	—
Other	—	—	—	—
	113,842	316,335	2,096,222	1,482,591

Liabilities:
Collateral for securities on loan	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Options written, at value	—	—	—	—
Payables for:
Purchases of investments	—	—	—	—
Repurchases of fund’s shares	83	805	1,835	5,228
Investment advisory services	9	27	179	126
Insurance administrative fees	72	199	1,324	1,074
Services provided by related parties	24	65	54	314
Trustees’ deferred compensation	2	5	30	41
Variation margin on futures contracts	248	62	660	106
Variation margin on centrally cleared swap contracts	—	—	—	—
Non-U.S. taxes	—	—	—	—
Other	—	—	—	—
	438	1,163	4,082	6,889
Commitments and contingencies*
Net assets at December 31, 2025	$113,404	$315,172	$2,092,140	$1,475,702

Net assets consist of:
Capital paid in on shares of beneficial interest	$126,483	$268,118	$1,532,154	$1,152,802
Total distributable earnings (accumulated loss)	(13,079)	47,054	559,986	322,900
Net assets at December 31, 2025	$113,404	$315,172	$2,092,140	$1,475,702

Investment securities on loan, at value	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	6,202	17,175	128,241	74,119
Affiliated issuers	80,369	230,495	1,662,516	1,177,798
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—
Premiums received on options written	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

289	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2025 (continued)	(dollars and shares in thousands, except per-share amounts)

			Global
		Global	Small			New
		Growth	Capitalization	Growth	International	World
		Fund	Fund	Fund	Fund	Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$4,114,734	$784,210	$25,167,887	$3,364,413	$2,103,702
	Shares outstanding	106,085	38,604	178,424	150,645	64,791
	Net asset value per share	$38.79	$20.31	$141.06	$22.33	$32.47
Class 1A:	Net assets	$65,911	$6,412	$458,187	$16,600	$31,750
	Shares outstanding	1,713	321	3,292	748	984
	Net asset value per share	$38.47	$19.99	$139.18	$22.20	$32.25
Class 2:	Net assets	$3,725,188	$1,756,619	$21,575,396	$3,480,776	$940,783
	Shares outstanding	97,736	92,263	155,446	156,678	29,375
	Net asset value per share	$38.11	$19.04	$138.80	$22.22	$32.03
Class 3:	Net assets			$293,095	$16,386
	Shares outstanding	Not applicable	Not applicable	2,055	731	Not applicable
	Net asset value per share			$142.60	$22.41
Class 4:	Net assets	$1,225,513	$406,562	$7,184,217	$573,805	$971,133
	Shares outstanding	32,637	21,428	53,458	26,284	30,626
	Net asset value per share	$37.55	$18.97	$134.39	$21.83	$31.71

		Washington	U.S. Small and	Capital		International
		Mutual	Mid	World Growth	Growth-	Growth
		Investors	Cap Equity	and Income	Income	and Income
		Fund	Fund	Fund	Fund	Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,434,903	$88,135	$621,489	$25,779,841	$34,897
	Shares outstanding	353,902	7,861	33,710	380,653	2,587
	Net asset value per share	$18.18	$11.21	$18.44	$67.73	$13.49
Class 1A:	Net assets	$37,706	$11	$11,968	$54,369	$9,107
	Shares outstanding	2,085	1	654	810	696
	Net asset value per share	$18.09	$11.21	$18.31	$67.11	$13.09
Class 2:	Net assets	$3,148,146	$11	$1,090,396	$14,357,484	$171,727
	Shares outstanding	176,947	1	59,340	216,610	13,110
	Net asset value per share	$17.79	$11.21	$18.38	$66.28	$13.10
Class 3:	Net assets				$162,563
	Shares outstanding	Not applicable	Not applicable	Not applicable	2,394	Not applicable
	Net asset value per share				$67.91
Class 4:	Net assets	$2,353,301	$11,469	$362,856	$3,273,054	$188,884
	Shares outstanding	134,090	1,022	20,329	50,535	14,678
	Net asset value per share	$17.55	$11.22	$17.85	$64.77	$12.87

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series	290

Financial statements (continued)

Statements of assets and liabilities at December 31, 2025 (continued)	(dollars and shares in thousands, except per-share amounts)

				American
				Funds
		Capital	Asset	Global	The Bond	Capital
		Income	Allocation	Balanced	Fund	World Bond
		Builder	Fund	Fund	of America	Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$840,977	$15,918,554	$96,748	$6,909,118	$610,786
	Shares outstanding	58,024	578,698	6,712	725,503	59,749
	Net asset value per share	$14.49	$27.51	$14.41	$9.52	$10.22
Class 1A:	Net assets	$15,288	$55,856	$4,557	$296,525	$29,723
	Shares outstanding	1,056	2,045	318	31,383	2,935
	Net asset value per share	$14.48	$27.31	$14.31	$9.45	$10.13
Class 2:	Net assets	$22,737	$4,401,467	$147,446	$2,723,868	$758,385
	Shares outstanding	1,570	162,734	10,287	290,775	75,051
	Net asset value per share	$14.48	$27.05	$14.33	$9.37	$10.10
Class 3:	Net assets		$35,405
	Shares outstanding	Not applicable	1,285	Not applicable	Not applicable	Not applicable
	Net asset value per share		$27.55
Class 4:	Net assets	$781,374	$7,263,758	$201,716	$1,426,515	$80,876
	Shares outstanding	54,053	271,330	14,349	153,303	8,144
	Net asset value per share	$14.46	$26.77	$14.06	$9.31	$9.93

			American		U.S.	Managed
		American	Funds		Government	Risk
		High-Income	Mortgage	Ultra-Short	Securities	Growth
		Trust	Fund	Bond Fund	Fund	Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$254,585	$18,615	$35,747	$261,446
	Shares outstanding	27,282	1,968	3,170	26,415	Not applicable
	Net asset value per share	$9.33	$9.46	$11.28	$9.90
Class 1A:	Net assets	$7,747	$3,305	$130	$299,685
	Shares outstanding	835	355	11	30,461	Not applicable
	Net asset value per share	$9.27	$9.32	$11.28	$9.84
Class 2:	Net assets	$533,026	$40,771	$214,848	$1,056,315
	Shares outstanding	58,703	4,360	19,752	108,255	Not applicable
	Net asset value per share	$9.08	$9.35	$10.88	$9.76
Class 3:	Net assets	$7,898		$3,534	$4,943
	Shares outstanding	841	Not applicable	320	498	Not applicable
	Net asset value per share	$9.39		$11.03	$9.93
Class 4:	Net assets	$235,353	$62,876	$53,318	$254,959
	Shares outstanding	22,906	6,824	4,866	26,181	Not applicable
	Net asset value per share	$10.27	$9.21	$10.96	$9.74
Class P1:	Net assets					$14,278
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	1,001
	Net asset value per share					$14.26
Class P2:	Net assets					$491,301
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	34,806
	Net asset value per share					$14.12

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

291	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2025 (continued)	(dollars and shares in thousands, except per-share amounts)

			Managed Risk	Managed	Managed
		Managed	Washington	Risk	Risk
		Risk	Mutual	Growth-	Asset
		International	Investors	Income	Allocation
		Fund	Fund	Fund	Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class P1:	Net assets	$2,047	$2,840	$1,834,093	$12,565
	Shares outstanding	219	222	122,227	934
	Net asset value per share	$9.34	$12.77	$15.01	$13.46
Class P2:	Net assets	$111,356	$312,332	$258,047	$1,463,137
	Shares outstanding	11,989	24,621	17,322	112,531
	Net asset value per share	$9.29	$12.69	$14.90	$13.00

*	Refer to Note 5 for further information on unfunded commitments.
†	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	292

Financial statements (continued)

Statements of operations for the year ended December 31, 2025	(dollars in thousands)

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$121,415	$38,161	$254,446	$152,648	$65,878
Affiliated issuers	12,461	4,646	51,607	11,400	5,504
	133,876	42,807	306,053	164,048	71,382
Interest from unaffiliated issuers	668	435	63	912	10,731
Securities lending income (net of fees)	72	516	588	99	54
	134,616	43,758	306,704	165,059	82,167

Fees and expenses*:
Investment advisory services	40,161	19,042	152,106	34,101	21,211
Distribution services	11,631	5,205	67,395	9,726	4,307
Insurance administrative services	2,751	902	16,193	1,291	2,255
Transfer agent services	2	1	11	2	1
Administrative services	2,537	883	15,100	2,140	1,103
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	86	51	478	63	27
Registration statement and prospectus	43	26	278	53	20
Trustees’ compensation	42	15	249	35	18
Auditing and legal	113	145	123	157	143
Custodian	851	399	738	1,018	1,231
Other	5	35	28	5	42
Total fees and expenses before waivers and/or reimbursements	58,222	26,704	252,699	48,591	30,358
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	8,716	1,377	1	—	2,573
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	8,716	1,377	1	—	2,573
Total fees and expenses after waivers and/or reimbursements	49,506	25,327	252,698	48,591	27,785
Net investment income	85,110	18,431	54,006	116,468	54,382
Net realized gain (loss) and unrealized appreciation (depreciation):

Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	1,235,883	353,523	4,845,744	747,952	300,988
Affiliated issuers	(82)	2,186	66	(57)	11
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	177
Forward currency contracts	—	—	—	—	(497)
Swap contracts	—	—	—	—	(88)
Currency transactions	(1,518)	42	219	3,403	(403)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	1,234,283	355,751	4,846,029	751,298	300,188

Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	365,551	48,245	4,566,279	841,691	562,176
Affiliated issuers	(14)	(12,785)	56	(26)	(8)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(4)
Forward currency contracts	—	—	—	—	(78)
Swap contracts	—	—	—	—	104
Currency translations	554	893	111	2,323	1,194
	366,091	36,353	4,566,446	843,988	563,384

Net realized gain (loss) and unrealized appreciation (depreciation)	1,600,374	392,104	9,412,475	1,595,286	863,572
Net increase (decrease) in net assets resulting from operations	$1,685,484	$410,535	$9,466,481	$1,711,754	$917,954

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

293	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the year ended December 31, 2025 (continued)	(dollars in thousands)

	Washington	U.S. Small		Capital			International
	Mutual	and Mid		World Growth		Growth-	Growth
	Investors	Cap Equity		and Income		Income	and Income
	Fund	Fund		Fund		Fund	Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$207,376	$586		$38,665		$541,729	$11,690
Affiliated issuers	13,883	60		2,805		66,629	489
	221,259	646		41,470		608,358	12,179
Interest from unaffiliated issuers	22	2		164		148	111
Securities lending income (net of fees)	151	6		17		137	9
	221,432	654		41,651		608,643	12,299
Fees and expenses*:
Investment advisory services	43,009	216		9,356		104,279	1,811
Distribution services	12,726	9		3,383		42,505	860
Insurance administrative services	5,166	8		801		7,505	475
Transfer agent services	3	—		—	†	9	— †
Administrative services	3,450	15		591		12,580	114
Accounting and administrative services	—	—		—		—	—
Reports to shareholders	52	4		14		390	9
Registration statement and prospectus	38	3		10		217	5
Trustees’ compensation	57	—	†	10		207	2
Auditing and legal	77	59		82		109	105
Custodian	248	—	†	161		349	86
Other	6	—	†	2		25	1
Total fees and expenses before waivers and/or reimbursements	64,832	314		14,410		168,175	3,468
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	16,888	—		1,970		—	—
Miscellaneous fee reimbursement	—	38		—		—	—
Total waivers and/or reimbursements of fees and expenses	16,888	38		1,970		—	—
Total fees and expenses after waivers and/or reimbursements	47,944	276		12,440		168,175	3,468
Net investment income	173,488	378		29,211		440,468	8,831
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	1,056,433	(942)		183,640		3,158,953	21,094
Affiliated issuers	(10)	—	†	5		6,384	1
Options purchased (futures style)	—	—		—		—	—
Options written	—	—		—		—	—
Futures contracts	—	—		—		—	—
Forward currency contracts	—	—		—		—	(18)
Swap contracts	—	—		—		—	—
Currency transactions	(19)	—		162		(1,431)	(12)
Capital gain distributions received from affiliated issuers	—	—		—		—	—
	1,056,404	(942)		183,807		3,163,906	21,065

Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	614,865	4,098		226,913		3,625,006	82,799
Affiliated issuers	(30)	—	†	(4)		(128,689)	(3)
Options purchased (futures style)	—	—		—		—	—
Options written	—	—		—		—	—
Futures contracts	—	—		—		—	—
Forward currency contracts	—	—		—		—	(10)
Swap contracts	—	—		—		—	—
Currency translations	8	—		206		541	94
	614,843	4,098		227,115		3,496,858	82,880

Net realized gain (loss) and unrealized appreciation (depreciation)	1,671,247	3,156		410,922		6,660,764	103,945
Net increase (decrease) in net assets resulting from operations	$1,844,735	$3,534		$440,133		$7,101,232	$112,776

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series	294

Financial statements (continued)

Statements of operations for the year ended December 31, 2025 (continued)	(dollars in thousands)

			American
			Funds
	Capital	Asset	Global	The Bond	Capital
	Income	Allocation	Balanced	Fund	World Bond
	Builder	Fund	Fund	of America	Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$38,765	$218,666	$6,265	$4	$89
Affiliated issuers	5,736	108,867	1,353	32,185	4,626
	44,501	327,533	7,618	32,189	4,715
Interest from unaffiliated issuers	9,967	362,329	5,490	502,412	62,140
Securities lending income (net of fees)	41	290	3	—	—
	54,509	690,152	13,111	534,601	66,855
Fees and expenses*:
Investment advisory services	5,458	72,026	1,870	39,384	6,326
Distribution services	1,836	28,081	799	10,077	2,069
Insurance administrative services	1,820	17,303	438	3,890	257
Transfer agent services	— †	6	— †	2	— †
Administrative services	458	8,176	126	3,357	440
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	11	150	9	101	16
Registration statement and prospectus	11	121	5	88	10
Trustees’ compensation	8	134	2	54	7
Auditing and legal	104	111	85	66	72
Custodian	104	224	107	141	236
Other	1	19	— †	7	2
Total fees and expenses before waivers and/or reimbursements	9,811	126,351	3,441	57,167	9,435
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	1,987	—	71	16,783	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	1,987	—	71	16,783	—
Total fees and expenses after waivers and/or reimbursements	7,824	126,351	3,370	40,384	9,435
Net investment income	46,685	563,801	9,741	494,217	57,420
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	62,600	3,027,901	26,945	17,102	(13,024)
Affiliated issuers	16	(136,545)	(2)	284	(6)
Options purchased (futures style)	—	—	(67)	—	(586)
Options written	—	—	41	—	423
Futures contracts	1,420	28,857	469	21,847	7,420
Forward currency contracts	13	—	(3,684)	(9,144)	(2,268)
Swap contracts	147	(1,718)	(169)	143	(828)
Currency transactions	(86)	(392)	(50)	49	(96)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	64,110	2,918,103	23,483	30,281	(8,965)

Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	169,327	396,525	31,781	242,048	74,949
Affiliated issuers	789	154,231	104	(182)	561
Options purchased (futures style)	—	—	— †	—	— †
Options written	—	—	4	—	88
Futures contracts	699	(1,220)	224	21,668	1,912
Forward currency contracts	—	—	130	(1,861)	1,027
Swap contracts	(213)	3,084	389	9,256	3,722
Currency translations	141	379	71	93	429
	170,743	552,999	32,703	271,022	82,688

Net realized gain (loss) and unrealized appreciation (depreciation)	234,853	3,471,102	56,186	301,303	73,723
Net increase (decrease) in net assets resulting from operations	$281,538	$4,034,903	$65,927	$795,520	$131,143

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

295	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the year ended December 31, 2025 (continued)	(dollars in thousands)

		American				U.S.		Managed
	American	Funds				Government		Risk
	High-Income	Mortgage		Ultra-Short		Securities		Growth
	Trust	Fund		Bond Fund		Fund		Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$1,002	$—		$—	†	$—		$918
Affiliated issuers	1,878	—		—		—		3,292
	2,880	—		—		—		4,210
Interest from unaffiliated issuers	67,851	6,102		14,226		84,744		—
Securities lending income (net of fees)	—	—		—		—		—
	70,731	6,102		14,226		84,744		4,210
Fees and expenses*:
Investment advisory services	4,001	349		846		5,429		594
Distribution services	1,850	244		732		3,216		1,243
Insurance administrative services	508	148		156		1,312		1,277
Transfer agent services	— †	—	†	—	†	—	†	— †
Administrative services	297	36		99		552		—
Accounting and administrative services	—	—		—		—		65
Reports to shareholders	12	8		9		16		—
Registration statement and prospectus	8	1		2		10		10
Trustees’ compensation	4	—	†	2		9		3
Auditing and legal	89	52		50		56		9
Custodian	21	15		1		34		6
Other	14	—	†	—	†	1		— †
Total fees and expenses before waivers and/or reimbursements	6,804	853		1,897		10,635		3,207
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	1,188	87		—		1,412		83
Miscellaneous fee reimbursement	—	—		—		—		—
Total waivers and/or reimbursements of fees and expenses	1,188	87		—		1,412		83
Total fees and expenses after waivers and/or reimbursements	5,616	766		1,897		9,223		3,124
Net investment income	65,115	5,336		12,329		75,521		1,086

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(831)	421		—	†	2,163		(4,185)
Affiliated issuers	— †	—		—		—		70,221
Options purchased (futures style)	—	—		—		—		—
Options written	—	1		—		27		—
Futures contracts	293	1,057		—		18,297		(13,362)
Forward currency contracts	—	—		—		—		—
Swap contracts	(917)	27		—		4,094		—
Currency transactions	5	—		—		—	†	154
Capital gain distributions received from affiliated issuers	—	—		—		—		34,295
	(1,450)	1,506		—	†	24,581		87,123
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	15,779	2,481		(2)		32,939		(2,333)
Affiliated issuers	3	—		—		—		(20,149)
Options purchased (futures style)	—	—		—		—		—
Options written	—	—		—		21		—
Futures contracts	62	209		—		5,703		(455)
Forward currency contracts	—	—		—		—		—
Swap contracts	(207)	(15)		—		(1,861)		—
Currency translations	— †	—		—		—		—
	15,637	2,675		(2)		36,802		(22,937)

Net realized gain (loss) and unrealized appreciation (depreciation)	14,187	4,181		(2)		61,383		64,186
Net increase (decrease) in net assets resulting from operations	$79,302	$9,517		$12,327		$136,904		$65,272

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series	296

Financial statements (continued)

Statements of operations for the year ended December 31, 2025 (continued)	(dollars in thousands)

		Managed Risk	Managed	Managed
	Managed	Washington	Risk	Risk
	Risk	Mutual	Growth-	Asset
	International	Investors	Income	Allocation
	Fund	Fund	Fund	Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$213	$587	$3,944	$3,676
Affiliated issuers	1,911	5,641	32,266	32,501
	2,124	6,228	36,210	36,177
Interest from unaffiliated issuers	—	—	—	—
Securities lending income (net of fees)	—	—	—	—
	2,124	6,228	36,210	36,177
Fees and expenses*:
Investment advisory services	133	369	2,463	2,210
Distribution services	280	786	662	4,685
Insurance administrative services	285	792	5,286	4,715
Transfer agent services	— †	— †	— †	— †
Administrative services	—	—	—	—
Accounting and administrative services	57	61	98	95
Reports to shareholders	—	—	—	—
Registration statement and prospectus	8	9	19	22
Trustees’ compensation	1	2	10	9
Auditing and legal	2	6	38	35
Custodian	6	6	7	7
Other	— †	— †	2	1
Total fees and expenses before waivers and/or reimbursements	772	2,031	8,585	11,779
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	19	52	348	324
Miscellaneous fee reimbursement	39	—	—	—
Total waivers and/or reimbursements of fees and expenses	58	52	348	324
Total fees and expenses after waivers and/or reimbursements	714	1,979	8,237	11,455
Net investment income	1,410	4,249	27,973	24,722
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(997)	(2,786)	(28,619)	(3,827)
Affiliated issuers	6,733	17,203	103,218	39,013
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(6,090)	(8,845)	(37,033)	(47,196)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency transactions	39	61	367	201
Capital gain distributions received from affiliated issuers	—	17,905	278,792	127,660
	(315)	23,538	316,725	115,851
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(422)	(1,184)	(13,505)	(1,962)
Affiliated issuers	15,574	5,381	(104,317)	63,753
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(88)	75	1,063	731
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency translations	—	—	—	—
	15,064	4,272	(116,759)	62,522

Net realized gain (loss) and unrealized appreciation (depreciation)	14,749	27,810	199,966	178,373
Net increase (decrease) in net assets resulting from operations	$16,159	$32,059	$227,939	$203,095

*	Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

297	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

			Global Small
	Global Growth Fund		Capitalization Fund		Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$85,110	$83,934	$18,431	$14,439	$54,006	$123,765
Net realized gain (loss)	1,234,283	1,058,571	355,751	67,213	4,846,029	3,989,653
Net unrealized appreciation (depreciation)	366,091	(106,961)	36,353	(6,037)	4,566,446	7,880,200
Net increase (decrease) in net assets resulting from operations	1,685,484	1,035,544	410,535	75,615	9,466,481	11,993,618
Distributions paid to shareholders	(1,167,286)	(362,247)	(76,359)	(145,595)	(4,046,623)	(1,183,768)
Net capital share transactions	554,825	(305,156)	(370,832)	(124,117)	1,555,981	(2,405,717)
Total increase (decrease) in net assets	1,073,023	368,141	(36,656)	(194,097)	6,975,839	8,404,133
Net assets:
Beginning of year	8,058,323	7,690,182	2,990,459	3,184,556	47,702,943	39,298,810
End of year	$9,131,346	$8,058,323	$2,953,803	$2,990,459	$54,678,782	$47,702,943

					Washington Mutual
	International Fund		New World Fund		Investors Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$116,468	$80,016	$54,382	$49,823	$173,488	$178,541
Net realized gain (loss)	751,298	335,500	300,188	148,263	1,056,404	784,826
Net unrealized appreciation (depreciation)	843,988	(158,907)	563,384	26,354	614,843	937,617
Net increase (decrease) in net assets resulting from operations	1,711,754	256,609	917,954	224,440	1,844,735	1,900,984
Distributions paid to shareholders	(99,689)	(91,320)	(192,985)	(66,666)	(947,281)	(270,276)
Net capital share transactions	(946,603)	(557,783)	(89,200)	(124,462)	10,588	(851,035)
Total increase (decrease) in net assets	665,462	(392,494)	635,769	33,312	908,042	779,673
Net assets:
Beginning of year	6,786,518	7,179,012	3,411,599	3,378,287	11,066,014	10,286,341
End of year	$7,451,980	$6,786,518	$4,047,368	$3,411,599	$11,974,056	$11,066,014

Refer to the end of the statements of changes in net assets for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series	298

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

			Capital
	U.S. Small and Mid		World Growth
	Cap Equity Fund		and Income Fund		Growth-Income Fund
	Year ended	Period ended
	December 31,	December 31,	Year ended December 31,		Year ended December 31,
	2025	2024*	2025	2024	2025	2024
Operations:
Net investment income (loss)	$378	$13	$29,211	$29,625	$440,468	$464,425
Net realized gain (loss)	(942)	4	183,807	142,599	3,163,906	6,999,624
Net unrealized appreciation (depreciation)	4,098	(438)	227,115	78,887	3,496,858	1,206,283
Net increase (decrease) in net assets resulting from operations	3,534	(421)	440,133	251,111	7,101,232	8,670,332
Distributions paid to shareholders	(397)	(13)	(99,132)	(32,476)	(7,414,912)	(2,264,497)
Net capital share transactions	81,910	15,013	(142,611)	(191,651)	2,685,997	(2,602,817)
Total increase (decrease) in net assets	85,047	14,579	198,390	26,984	2,372,317	3,803,018
Net assets:
Beginning of year	14,579	—	1,888,319	1,861,335	41,254,994	37,451,976
End of year	$99,626	$14,579	$2,086,709	$1,888,319	$43,627,311	$41,254,994

	International Growth
	and Income Fund		Capital Income Builder		Asset Allocation Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$8,831	$7,648	$46,685	$42,544	$563,801	$590,761
Net realized gain (loss)	21,065	(1,592)	64,110	24,024	2,918,103	1,925,378
Net unrealized appreciation (depreciation)	82,880	5,162	170,743	61,325	552,999	1,576,776
Net increase (decrease) in net assets resulting from operations	112,776	11,218	281,538	127,893	4,034,903	4,092,915
Distributions paid to shareholders	(9,200)	(8,098)	(46,016)	(45,676)	(2,469,833)	(1,743,267)
Net capital share transactions	(21,614)	(9,047)	56,186	35,182	(975,710)	(949,298)
Total increase (decrease) in net assets	81,962	(5,927)	291,708	117,399	589,360	1,400,350
Net assets:
Beginning of year	322,653	328,580	1,368,668	1,251,269	27,085,680	25,685,330
End of year	$404,615	$322,653	$1,660,376	$1,368,668	$27,675,040	$27,085,680

Refer to the end of the statements of changes in net assets for footnote(s).

Refer to the notes to financial statements.

299	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	American Funds		The Bond Fund
	Global Balanced Fund		of America		Capital World Bond Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$9,741	$9,318	$494,217	$501,464	$57,420	$61,225
Net realized gain (loss)	23,483	16,800	30,281	(134,500)	(8,965)	(22,949)
Net unrealized appreciation (depreciation)	32,703	(1,065)	271,022	(207,188)	82,688	(80,072)
Net increase (decrease) in net assets resulting from operations	65,927	25,053	795,520	159,776	131,143	(41,796)
Distributions paid to shareholders	(21,425)	(7,048)	(486,650)	(475,626)	(44,306)	(33,915)
Net capital share transactions	13,683	(14,487)	(119,742)	474,834	(55,304)	(16,393)
Total increase (decrease) in net assets	58,185	3,518	189,128	158,984	31,533	(92,104)
Net assets:
Beginning of year	392,282	388,764	11,166,898	11,007,914	1,448,237	1,540,341
End of year	$450,467	$392,282	$11,356,026	$11,166,898	$1,479,770	$1,448,237

	American		American Funds
	High-Income Trust		Mortgage Fund		Ultra-Short Bond Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$65,115	$60,672	$5,336	$5,237	$12,329	$16,889
Net realized gain (loss)	(1,450)	3,094	1,506	(1,054)	— †	— †
Net unrealized appreciation (depreciation)	15,637	19,028	2,675	(3,372)	(2)	130
Net increase (decrease) in net assets resulting from operations	79,302	82,794	9,517	811	12,327	17,019
Distributions paid to shareholders	(64,338)	(59,402)	(5,115)	(5,001)	(12,940)	(17,633)
Net capital share transactions	91,682	34,726	10,334	7,230	(30,488)	(33,462)
Total increase (decrease) in net assets	106,646	58,118	14,736	3,040	(31,101)	(34,076)
Net assets:
Beginning of year	931,963	873,845	110,831	107,791	338,678	372,754
End of year	$1,038,609	$931,963	$125,567	$110,831	$307,577	$338,678

Refer to the end of the statements of changes in net assets for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series	300

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	U.S. Government		Managed Risk		Managed Risk
	Securities Fund		Growth Fund		International Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$75,521	$72,049	$1,086	$2,764	$1,410	$1,470
Net realized gain (loss)	24,581	(1,294)	87,123	37,612	(315)	(2,539)
Net unrealized appreciation (depreciation)	36,802	(55,237)	(22,937)	69,526	15,064	1,155
Net increase (decrease) in net assets resulting from operations	136,904	15,518	65,272	109,902	16,159	86
Distributions paid to shareholders	(79,096)	(73,267)	(28,627)	(2,419)	(1,480)	(1,561)
Net capital share transactions	(487)	353,747	(57,328)	(88,856)	(15,583)	(8,399)
Total increase (decrease) in net assets	57,321	295,998	(20,683)	18,627	(904)	(9,874)
Net assets:
Beginning of year	1,820,027	1,524,029	526,262	507,635	114,308	124,182
End of year	$1,877,348	$1,820,027	$505,579	$526,262	$113,404	$114,308

	Managed Risk
	Washington Mutual		Managed Risk		Managed Risk
	Investors Fund		Growth-Income Fund		Asset Allocation Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$4,249	$4,979	$27,973	$33,950	$24,722	$37,923
Net realized gain (loss)	23,538	(4,225)	316,725	73,326	115,851	123,915
Net unrealized appreciation (depreciation)	4,272	42,170	(116,759)	261,435	62,522	124,394
Net increase (decrease) in net assets resulting from operations	32,059	42,924	227,939	368,711	203,095	286,232
Distributions paid to shareholders	(5,960)	(5,475)	(128,115)	(65,908)	(168,266)	(69,126)
Net capital share transactions	(33,133)	(39,434)	(184,550)	(313,193)	(584,977)	(294,452)
Total increase (decrease) in net assets	(7,034)	(1,985)	(84,726)	(10,390)	(550,148)	(77,346)
Net assets:
Beginning of year	322,206	324,191	2,176,866	2,187,256	2,025,850	2,103,196
End of year	$315,172	$322,206	$2,092,140	$2,176,866	$1,475,702	$2,025,850

*	For the period November 15, 2024, commencement of operations, through December 31, 2024.
†	Amount less than one thousand.

Refer to the notes to financial statements.

301	American Funds Insurance Series

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 42 different funds ("the funds"), including 24 funds in the series covered in this report. The series consists of 41 diversified funds and one nondiversified fund: U.S. Small and Mid Cap Equity Fund. The other 18 funds in the series are covered in separate reports. Thirteen funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

U.S. Small and Mid Cap Equity Fund — To provide capital appreciation.

Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.

American Funds Insurance Series	302

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund — To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

303	American Funds Insurance Series

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends are declared daily after and determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions are a return of capital for tax purposes.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

American Funds Insurance Series	304

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

305	American Funds Insurance Series

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of December 31, 2025, were as follows (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,677,360	$1,004,158	$—	$2,681,518
Industrials	814,793	803,211	—	1,618,004
Consumer discretionary	624,592	643,004	—	1,267,596
Financials	599,727	664,790	—	1,264,517
Health care	522,458	184,815	—	707,273
Communication services	333,006	159,304	—	492,310
Consumer staples	142,724	161,843	—	304,567
Materials	138,904	87,575	—	226,479
Energy	63,628	58,552	—	122,180
Real estate	31,223	81,724	—	112,947
Utilities	39,385	14,981	—	54,366
Short-term securities	289,982	—	—	289,982
Total	$5,277,782	$3,863,957	$—	$9,141,739
American Funds Insurance Series	306

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$260,831	$365,281	$—	$626,112
Financials	222,052	263,645	—	485,697
Information technology	296,229	132,470	265	428,964
Consumer discretionary	191,624	153,882	—	345,506
Health care	201,747	110,388	—	312,135
Materials	116,183	112,638	—	228,821
Communication services	48,497	68,762	—	117,259
Consumer staples	42,102	54,064	—	96,166
Energy	69,622	8,949	—	78,571
Real estate	7,877	63,370	—	71,247
Utilities	34,021	13,548	—	47,569
Preferred securities	7,200	—	12,088	19,288
Rights & warrants	—	12	—	12
Convertible bonds & notes	—	1,581	—	1,581
Bonds, notes & other debt instruments	—	945	—	945
Short-term securities	154,617	43,943	—	198,560
Total	$1,652,602	$1,393,478	$12,353	$3,058,433

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$15,453,954	$942,978	$24,211		$16,421,143
Communication services	9,313,134	27,790	—		9,340,924
Consumer discretionary	8,285,145	294,980	—		8,580,125
Health care	5,922,020	72,405	8,789		6,003,214
Industrials	4,852,390	170,495	4,230		5,027,115
Financials	3,974,058	100,498	—		4,074,556
Consumer staples	1,017,667	—	4,743		1,022,410
Materials	949,496	28,695	—		978,191
Energy	846,476	—	—		846,476
Real estate	405,935	—	—		405,935
Utilities	365,298	—	—		365,298
Preferred securities	—	—	315,115		315,115
Rights & warrants	—	—	—	[1]	—	[1]
Convertible stocks	7,644	—	36,076		43,720
Short-term securities	1,330,364	—	—		1,330,364
Total	$52,723,581	$1,637,841	$393,164		$54,754,586

[1]	Amount less than one thousand.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2025 (dollars in thousands):

	Beginning	Transfers			Net	Unrealized	Transfers	Ending
	value at	into			realized	appreciation	out of	value at
	1/1/2025	Level 3[2]	Purchases	Sales	gain (loss)[3]	(depreciation)[3]	Level 3[2]	12/31/2025
Investment securities	$173,935	$—	$122,218	$(13,741)	$—	$110,752	$—	$393,164
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at December 31, 2025								$110,752

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[3]	Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.
307	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 12/31/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
			Transaction price	Not applicable	Not applicable	Not applicable
Common stocks	$41,973	Transaction	Discount for uncertainty	15% - 50%	26%	Decrease
			Premium to transaction price	11%	11%	Increase
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5% - 50%	6%	Decrease
Preferred securities	$315,115		EV/Gross Profit multiple	11.9x	11.9x	Increase
		Market comparables	Premium to EV/Gross Profit multiple	50%	50%	Increase
			DLOM	10%	10%	Decrease
Rights & warrants	$—[3]	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
			Transaction price	Not applicable	Not applicable	Not applicable
Convertible stocks	$36,076	Transaction	Discount to transaction price	5%	5%	Decrease
			Premium to transaction price	11%	11%	Increase
	$393,164

[1]	Weighted average is by relative fair value.
[2]	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
[3]	Amount less than one thousand.

Key to abbreviations

DLOM = Discount for lack of marketability

EV = Enterprise value

International Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$132,411	$1,126,206	$—		$1,258,617
Industrials	11,113	1,201,308	—		1,212,421
Information technology	53,833	1,063,830	7,933		1,125,596
Materials	631,675	291,367	—		923,042
Communication services	14,900	697,226	—		712,126
Consumer discretionary	127,415	546,112	—		673,527
Health care	—	447,622	—		447,622
Energy	186,352	230,194	—		416,546
Consumer staples	—	335,793	—		335,793
Utilities	—	209,483	—		209,483
Preferred securities	—	33,353	726		34,079
Rights & warrants	—	—	—	*	—	*
Short-term securities	149,051	—	—		149,051
Total	$1,306,750	$6,182,494	$8,659		$7,497,903

*	Amount less than one thousand.
American Funds Insurance Series	308

New World Fund

		Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$292,708	$622,707	$634		$916,049
Financials	150,731	554,211	—	*	704,942
Consumer discretionary	190,649	322,157	—		512,806
Industrials	111,250	379,009	—		490,259
Communication services	146,817	246,709	—		393,526
Materials	126,958	131,900	—	*	258,858
Health care	64,194	145,778	—		209,972
Consumer staples	37,995	142,731	—		180,726
Energy	27,489	61,632	—	*	89,121
Real estate	450	55,019	—		55,469
Utilities	1,071	45,485	—		46,556
Preferred securities	9,540	11,707	8,293		29,540
Bonds, notes & other debt instruments	—	113,791	—		113,791
Short-term securities	66,843	264	—		67,107
Total	$1,226,695	$2,833,100	$8,927		$4,068,722

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$24	$—	$—	$24
Unrealized appreciation on open forward currency contracts	—	80	—	80
Liabilities:
Unrealized depreciation on futures contracts	(17)	—	—	(17)
Unrealized depreciation on open forward currency contracts	—	(78)	—	(78)
Total	$7	$2	$—	$9

*	Amount less than one thousand.
†	Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

As of December 31, 2025, all of the fund’s investment securities were classified as Level 1.

U.S. Small and Mid Cap Equity Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$23,464	$228	$—	$23,692
Industrials	19,657	—	—	19,657
Consumer discretionary	15,537	—	—	15,537
Information technology	11,031	370	—	11,401
Health care	8,602	—	—	8,602
Consumer staples	7,106	—	—	7,106
Energy	2,486	—	—	2,486
Real estate	2,419	—	—	2,419
Materials	2,280	—	—	2,280
Communication services	1,892	—	—	1,892
Utilities	1,884	—	—	1,884
Short-term securities	3,809	—	—	3,809
Total	$100,167	$598	$—	$100,765
309	American Funds Insurance Series

Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$355,139	$145,088	$—		$500,227
Industrials	148,399	190,693	—		339,092
Financials	157,537	146,549	—	*	304,086
Communication services	125,382	66,163	—		191,545
Consumer discretionary	113,749	59,921	—		173,670
Health care	132,454	39,630	—		172,084
Materials	76,631	49,420	—		126,051
Consumer staples	53,201	47,392	—		100,593
Energy	56,523	21,036	—		77,559
Utilities	19,661	25,980	—		45,641
Real estate	9,862	7,705	—		17,567
Preferred securities	3,844	2,367	—		6,211
Bonds, notes & other debt instruments	—	1,012	—		1,012
Short-term securities	27,110	—	—		27,110
Total	$1,279,492	$802,956	$—	*	$2,082,448

*	Amount less than one thousand.

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$13,428,880	$231,230	$—	$13,660,110
Industrials	5,464,629	445,806	—	5,910,435
Financials	5,113,646	117,059	—	5,230,705
Health care	4,380,271	—	—	4,380,271
Consumer discretionary	4,300,242	76,915	—	4,377,157
Communication services	3,324,828	182,155	—	3,506,983
Energy	1,728,094	—	—	1,728,094
Consumer staples	565,554	678,297	—	1,243,851
Materials	1,011,738	—	—	1,011,738
Utilities	899,740	—	—	899,740
Real estate	537,861	—	—	537,861
Bonds, notes & other debt instruments	—	828	—	828
Short-term securities	1,122,736	—	—	1,122,736
Total	$41,878,219	$1,732,290	$—	$43,610,509
American Funds Insurance Series	310

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$5,556	$88,187	$—	*	$93,743
Industrials	10,956	47,158	—		58,114
Information technology	2,848	51,607	—		54,455
Consumer discretionary	4,607	32,456	—		37,063
Consumer staples	5,133	27,490	—		32,623
Materials	12,674	17,182	—	*	29,856
Health care	1,046	28,653	—		29,699
Communication services	1,407	26,447	—		27,854
Energy	9,053	7,510	—	*	16,563
Utilities	625	10,796	—		11,421
Real estate	770	5,261	—		6,031
Preferred securities	—	201	—		201
Short-term securities	6,204	—	—		6,204
Total	$60,879	$342,948	$—	*	$403,827

*	Amount less than one thousand.

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$131,640	$135,397	$—	*	$267,037
Information technology	122,940	52,651	—		175,591
Health care	104,021	44,144	—		148,165
Industrials	67,519	80,079	—		147,598
Consumer staples	75,761	57,263	—		133,024
Utilities	46,892	47,327	—		94,219
Consumer discretionary	40,107	45,388	—		85,495
Energy	63,017	15,198	—		78,215
Materials	31,425	27,538	—		58,963
Communication services	23,727	34,637	—		58,364
Real estate	38,351	7,444	—		45,795
Convertible stocks	4,813	—	—		4,813
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	98,331	—		98,331
Mortgage-backed obligations	—	83,564	100		83,664
Corporate bonds and notes	—	47,200	—		47,200
Other bonds & notes	—	13,281	220		13,501
Investment funds	38,098	—	—		38,098
Short-term securities	91,824	—	—		91,824
Total	$880,135	$789,442	$320		$1,669,897

Refer to the end of the table(s) for footnote(s).

311	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$36	$—	$—	$36
Unrealized appreciation on centrally cleared interest rate swaps	—	261	—	261
Liabilities:
Unrealized depreciation on futures contracts	(315)	—	—	(315)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1)	—	(1)
Unrealized depreciation on centrally cleared credit default swaps	—	(2)	—	(2)
Total	$(279)	$258	$—	$(21)

*	Amount less than one thousand.
†	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$4,829,446	$116,467	$—		$4,945,913
Financials	2,902,743	—	—	*	2,902,743
Industrials	2,527,277	162,101	—		2,689,378
Health care	1,911,575	3,565	12,663		1,927,803
Consumer discretionary	1,511,658	74,864	793		1,587,315
Communication services	1,278,083	24,636	—		1,302,719
Materials	1,135,802	—	—	*	1,135,802
Consumer staples	901,988	61,331	—		963,319
Utilities	278,367	—	—		278,367
Energy	253,456	897	655		255,008
Real estate	57,144	—	—		57,144
Preferred securities	—	—	755		755
Rights & warrants	119	—	—	*	119
Convertible stocks	33,030	—	—		33,030
Convertible bonds & notes	—	27,731	—		27,731
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,828,459	—		2,828,459
U.S. Treasury bonds & notes	—	2,280,626	—		2,280,626
Corporate bonds and notes	—	1,978,114	420		1,978,534
Asset-backed obligations	—	529,161	—		529,161
Bonds & notes of governments & government agencies outside the U.S.	—	88,970	—		88,970
Loans	—	31,871	7,860		39,731
Municipals	—	22,827	—		22,827
Investment funds	846,762	—	—		846,762
Short-term securities	1,023,715	—	—		1,023,715
Total	$19,491,165	$8,231,620	$23,146		$27,745,931

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,925	$—	$—	$1,925
Unrealized appreciation on centrally cleared interest rate swaps	—	3,543	—	3,543
Liabilities:
Unrealized depreciation on futures contracts	(6,069)	—	—	(6,069)
Unrealized depreciation on centrally cleared credit default swaps	—	(435)	—	(435)
Total	$(4,144)	$3,108	$—	$(1,036)

*	Amount less than one thousand.
†	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series	312

American Funds Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$42,224	$10,455	$—	$52,679
Financials	17,553	27,727	—	45,280
Industrials	23,532	19,831	—	43,363
Health care	28,226	6,598	—	34,824
Consumer discretionary	11,679	9,383	—	21,062
Materials	12,657	6,825	—	19,482
Communication services	17,646	1,167	—	18,813
Utilities	12,793	5,213	—	18,006
Consumer staples	5,420	9,798	—	15,218
Energy	10,753	1,687	—	12,440
Real estate	—	2,599	—	2,599
Convertible stocks	2,921	—	—	2,921
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	57,330	—	57,330
U.S. Treasury bonds & notes	—	24,907	—	24,907
Mortgage-backed obligations	—	24,474	—	24,474
Corporate bonds and notes	—	22,758	—	22,758
Other bonds & notes	—	2,889	—	2,889
Investment funds	4,250	—	—	4,250
Short-term securities	27,757	—	—	27,757
Options purchased on foreign currencies (equity style)	—	2	—	2
Total	$217,411	$233,643	$—	$451,054

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options written (futures style)	$4	$—	$—	$4
Unrealized appreciation on futures contracts	118	—	—	118
Unrealized appreciation on open forward currency contracts	—	229	—	229
Unrealized appreciation on centrally cleared interest rate swaps	—	96	—	96
Unrealized appreciation on bilateral interest rate swaps	—	38	—	38
Unrealized appreciation on centrally cleared credit default swaps	—	— †	—	— †
Liabilities:
Unrealized depreciation on options purchased (futures style)	— †	—	—	— †
Unrealized depreciation on futures contracts	(132)	—	—	(132)
Unrealized depreciation on open forward currency contracts	—	(281)	—	(281)
Unrealized depreciation on centrally cleared interest rate swaps	—	(28)	—	(28)
Unrealized depreciation on bilateral interest rate swaps	—	(44)	—	(44)
Unrealized depreciation on centrally cleared credit default swaps	—	(3)	—	(3)
Total	$(10)	$7	$—	$(3)

*	Options purchased (futures style), options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†	Amount less than one thousand.
313	American Funds Insurance Series

The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,635,346	$1,368	$3,636,714
Corporate bonds and notes	—	3,430,212	—	3,430,212
U.S. Treasury bonds & notes	—	2,836,319	—	2,836,319
Asset-backed obligations	—	499,168	—	499,168
Bonds & notes of governments & government agencies outside the U.S.	—	202,127	—	202,127
Municipals	—	166,499	—	166,499
Federal agency bonds & notes	—	11,855	—	11,855
Loans	—	—	6,359	6,359
Common stocks	—	14	—	14
Short-term securities	624,236	—	—	624,236
Total	$624,236	$10,781,540	$7,727	$11,413,503

		Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,242	$—	$—	$1,242
Unrealized appreciation on open forward currency contracts	—	386	—	386
Unrealized appreciation on centrally cleared interest rate swaps	—	8,064	—	8,064
Unrealized appreciation on bilateral interest rate swaps	—	2,015	—	2,015
Liabilities:
Unrealized depreciation on futures contracts	(9,824)	—	—	(9,824)
Unrealized depreciation on open forward currency contracts	—	(420)	—	(420)
Unrealized depreciation on bilateral interest rate swaps	—	(3,943)	—	(3,943)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,263)	—	(3,263)
Unrealized depreciation on centrally cleared credit default swaps	—	(182)	—	(182)
Total	$(8,582)	$2,657	$—	$(5,925)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series	314

Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$303,335	$—	$303,335
Japanese yen	—	106,583	—	106,583
British pounds	—	65,433	—	65,433
Brazilian reais	—	34,010	—	34,010
South Korean won	—	26,746	—	26,746
Chinese yuan renminbi	—	26,106	—	26,106
Australian dollars	—	23,355	—	23,355
Indian rupees	—	19,121	—	19,121
Canadian dollars	—	18,610	—	18,610
Malaysian ringgits	—	18,045	—	18,045
Hungarian forints	—	16,359	—	16,359
Indonesian rupiah	—	7,755	—	7,755
Mexican pesos	—	6,454	—	6,454
Danish kroner	—	6,328	—	6,328
Colombian pesos	—	4,371	—	4,371
South African rand	—	4,221	—	4,221
Chilean pesos	—	4,074	—	4,074
Polish zloty	—	4,060	—	4,060
New Zealand dollars	—	2,940	—	2,940
Turkish lira	—	1,845	—	1,845
Philippine pesos	—	1,260	—	1,260
Czech korunas	—	857	—	857
U.S. dollars	—	643,061	579	643,640
Preferred securities	—	—	80	80
Common stocks	5	—	59	64
Rights & warrants	8	—	—	8
Investment funds	22,734	—	—	22,734
Short-term securities	114,160	—	—	114,160
Options purchased on foreign currencies (equity style)	—	16	—	16
Total	$136,907	$1,344,945	$718	$1,482,570

	Other investments*
	Level 1		Level 2	Level 3	Total
Assets:
Unrealized appreciation on options written (futures style)	$28		$—	$—	$28
Unrealized appreciation on futures contracts	1,615		—	—	1,615
Unrealized appreciation on open forward currency contracts	—		2,812	—	2,812
Unrealized appreciation on centrally cleared interest rate swaps	—		1,403	—	1,403
Unrealized appreciation on bilateral interest rate swaps	—		136	—	136
Unrealized appreciation on centrally cleared credit default swaps	—		24	—	24
Liabilities:
Unrealized depreciation on options purchased (futures style)	—	†	—	—	— †
Unrealized depreciation on futures contracts	(1,631)		—	—	(1,631)
Unrealized depreciation on open forward currency contracts	—		(1,842)	—	(1,842)
Unrealized depreciation on centrally cleared interest rate swaps	—		(1,055)	—	(1,055)
Unrealized depreciation on bilateral interest rate swaps	—		(2,695)	—	(2,695)
Unrealized depreciation on centrally cleared credit default swaps	—		(201)	—	(201)
Total	$12		$(1,418)	$—	$(1,406)

*	Options purchased (futures style), options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†	Amount less than one thousand.
315	American Funds Insurance Series

American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$878,262	$148	$878,410
Other	—	38,405	3,278	41,683
Convertible bonds & notes	—	1,265	—	1,265
Common stocks	34,700	10,356	20,680	65,736
Preferred securities	—	—	1,713	1,713
Rights & warrants	45	127	—	172
Short-term securities	35,092	—	—	35,092
Total	$69,837	$928,415	$25,819	$1,024,071

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$15	$—	$—	$15
Liabilities:
Unrealized depreciation on futures contracts	(29)	—	—	(29)
Unrealized depreciation on centrally cleared credit default swaps	—	(163)	—	(163)
Total	$(14)	$(163)	$—	$(177)

[1]	Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2025 (dollars in thousands):

	Beginning	Transfers			Net	Unrealized	Transfers	Ending
	value at	into			realized	appreciation	out of	value at
	1/1/2025	Level 3[2]	Purchases	Sales	gain (loss)[3]	(depreciation)[3]	Level 3[2]	12/31/2025
Investment securities	$36,440	$1,868	$7,442	$(4,555)	$(2,928)	$(7,757)	$(4,691)	$25,819
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at December 31, 2025								$(8,134)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[3]	Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.
American Funds Insurance Series	316

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 12/31/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$3,426	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Common stocks	20,680	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	10% - 15%	13%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	5.9x - 10.0x	8.2x	Increase
			EV/EBITDA-CAPEX multiple	11.0x	11.0x	Increase
			DLOM	7%	7%	Decrease
Preferred securities	1,713	Market comparables	EV/EBITDA multiple	4.8x	4.8x	Increase
			DLOM	15%	15%	Decrease
	$25,819

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

CAPEX = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before interest, taxes, depreciation and amortization

EV = Enterprise value

American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$99,553	$—	$99,553
U.S. Treasury bonds & notes	—	7,811	—	7,811
Asset-backed obligations	—	1,295	—	1,295
Short-term securities	—	24,381	—	24,381
Total	$—	$133,040	$—	$133,040

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$18	$—	$—	$18
Unrealized appreciation on centrally cleared interest rate swaps	—	127	—	127
Liabilities:
Unrealized depreciation on futures contracts	(150)	—	—	(150)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1)	—	(1)
Total	$(132)	$126	$—	$(6)

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

As of December 31, 2025, all of the fund’s investment securities were classified as Level 2.

317	American Funds Insurance Series

U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$816,712	$—	$816,712
U.S. Treasury bonds & notes	—	765,205	—	765,205
Federal agency bonds & notes	—	48,704	—	48,704
Short-term securities	—	288,407	—	288,407
Options purchased on futures (equity style)	242	—	—	242
Total	$242	$1,919,028	$—	$1,919,270

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,077	$—	$—	$1,077
Unrealized appreciation on centrally cleared interest rate swaps	—	14,953	—	14,953
Liabilities:
Value of options written (equity style)	(81)	—	—	(81)
Unrealized depreciation on futures contracts	(2,291)	—	—	(2,291)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,022)	—	(3,022)
Total	$(1,295)	$11,931	$—	$10,636

*	Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

As of December 31, 2025, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

As of December 31, 2025, all of the fund’s investments were classified as Level 1.

Managed Risk Washington Mutual Investors Fund

As of December 31, 2025, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

As of December 31, 2025, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

As of December 31, 2025, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

American Funds Insurance Series	318

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which a fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small and mid-capitalization companies — Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

319	American Funds Insurance Series

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Insurance Series	320

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to a fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, a fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, a fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investments in future delivery contracts — A fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When a fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), a fund may or may not hold the types of mortgage-backed securities required to be delivered. A fund may choose to roll these transactions in lieu of settling them.

321	American Funds Insurance Series

When a fund rolls the purchase of these types of future delivery transactions, a fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predeter-mined price. When a fund rolls the sale of these transactions rather than settling them, a fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of a fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for a fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Leverage risk — Certain transactions of a fund may give rise to leverage. These transactions may include, among others, derivatives, future delivery contracts and when-issued, delayed delivery or forward commitment transactions. As a result, increases and decreases in the value of a fund’s portfolio may be magnified, and a fund may be exposed to a heightened risk of loss and increased costs.

American Funds Insurance Series	322

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk fund’s investments consist of investments in underlying funds, the managed risk fund’s risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, a fund would remain subject to the risk of adverse price movements until a fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

323	American Funds Insurance Series

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

American Funds Insurance Series	324

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$4	$1,099	$—	$1,098
Global Small Capitalization Fund	77,998	76,585	3,923	68,926
Growth Fund	22,741	29,093	—	26,762
International Fund	32,814	29,195	4,491	26,276
New World Fund	8,183	6,603	1,991	5,943
Washington Mutual Investors Fund	842	863	—	777
U.S. Small and Mid Cap Equity Fund	914	940	—	846
Capital World Growth and Income Fund	987	1,007	—	906
International Growth and Income Fund	893	848	95	763
Capital Income Builder	11,011	11,565	—	10,408
Asset Allocation Fund	19,953	20,974	—	18,905

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Asset Allocation Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of December 31, 2025, the maximum exposure from these unfunded commit-ments for Asset Allocation Fund and American High-Income Trust was $204,000 and $94,000, respectively, which would represent less than 0.01% for Asset Allocation Fund and American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments was $3,000 for Asset Allocation Fund and $1,000 for American High-Income Trust, and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.

325	American Funds Insurance Series

Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.

For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.

American Funds Insurance Series	326

Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:

Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.

Options on futures — One of the funds has entered into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.

Options on foreign currencies —The fund has entered into options on foreign currencies to seek to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. An option on a foreign currency gives the holder of the option the right to buy or sell a foreign currency from or to the writer of the option, at a specified price on or before the specified expiration date.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

327	American Funds Insurance Series

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

American Funds Insurance Series	328

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

The following table presents the average month-end notional amounts of options on futures, options on foreign currencies, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options	Options		Forward		Interest		Credit
	on	on	Futures	currency		rate		default
	futures	foreign currencies	contracts	contracts		swaps		swaps
New World Fund	Not applicable	Not applicable	$7,466	$19,861		$513	*	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	Not applicable	641	*	Not applicable		Not applicable
Capital Income Builder	Not applicable	Not applicable	156,652	393	*	7,878		5,062
Asset Allocation Fund	Not applicable	Not applicable	2,772,351	Not applicable		360,170		61,194
American Funds Global Balanced Fund	$10,369	$2,000	65,213	87,154		21,599		4,642
The Bond Fund of America	Not applicable	Not applicable	5,555,115	233,285		863,621		190,139
Capital World Bond Fund	56,460	19,365	817,202	522,298		376,182		69,538
American High-Income Trust	Not applicable	Not applicable	31,856	Not applicable		Not applicable		18,973
American Funds Mortgage Fund	32,136	Not applicable	96,592	Not applicable		1,975		Not applicable
U.S. Government Securities Fund	1,099,058	Not applicable	1,984,739	Not applicable		813,610		Not applicable
Managed Risk Growth Fund	620,857	Not applicable	1,115	Not applicable		Not applicable		Not applicable
Managed Risk International Fund	99,717	Not applicable	172	Not applicable		Not applicable		Not applicable
Managed Risk Washington Mutual Investors Fund	369,929	Not applicable	2,897	Not applicable		Not applicable		Not applicable
Managed Risk Growth-Income Fund	3,972,877	Not applicable	57,285	Not applicable		Not applicable		Not applicable
Managed Risk Asset Allocation	537,228	Not applicable	16,791	Not applicable		Not applicable		Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
329	American Funds Insurance Series

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options contracts, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2025 (dollars in thousands):

New World Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$24	Unrealized depreciation[1]	$17
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	80	Unrealized depreciation on open forward currency contracts	78
			$104		$95

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$177	Net unrealized appreciation (depreciation) on futures contracts	$(4)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(497)	Net unrealized appreciation (depreciation) on forward currency contracts	(78)
Swap	Interest	Net realized gain (loss) on swap contracts	(88)	Net unrealized appreciation (depreciation) on swap contracts	104
			$(408)		$22

International Growth and Income Fund

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	$(18)	Net unrealized appreciation (depreciation) on forward currency contracts	$(10)

Capital Income Builder

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$36	Unrealized depreciation[1]	$315
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	261	Unrealized depreciation[1]	1
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	2
			$297		$318

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	330

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$1,420	Net unrealized appreciation (depreciation) on futures contracts	$699
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	13	Net unrealized appreciation (depreciation) on forward currency contracts	—
Swap	Interest	Net realized gain (loss) on swap contracts	97	Net unrealized appreciation (depreciation) on swap contracts	(211)
Swap	Credit	Net realized gain (loss) on swap contracts	50	Net unrealized appreciation (depreciation) on swap contracts	(2)
			$1,580		$486

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,925	Unrealized depreciation[1]	$6,069
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	3,543	Unrealized depreciation[1]	—
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	435
			$5,468		$6,504

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$28,857	Net unrealized appreciation (depreciation) on futures contracts	$(1,220)
Swap	Interest	Net realized gain (loss) on swap contracts	5	Net unrealized appreciation (depreciation) on swap contracts	3,662
Swap	Credit	Net realized gain (loss) on swap contracts	(1,723)	Net unrealized appreciation (depreciation) on swap contracts	(578)
			$27,139		$1,864

Refer to the end of the table(s) for footnote(s).

331	American Funds Insurance Series

American Funds Global Balanced Fund

		Assets			Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value		Location on statement of assets and liabilities	Value
Options purchased (equity style)	Currency	Investment securities	$2		Investment securities	$—
Options purchased (futures style)	Interest	Unrealized appreciation[1]	—		Unrealized depreciation[1]	—	[2]
Options written (futures style)	Interest	Unrealized appreciation[1]	4		Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	118		Unrealized depreciation[1]	132
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	229		Unrealized depreciation on open forward currency contracts	281
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	96		Unrealized depreciation[1]	28
Swap (bilateral)	Interest	Bilateral swaps, at value	38		Bilateral swaps, at value	44
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	[2]	Unrealized depreciation[1]	3
			$487			$488

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$—	Net unrealized appreciation (depreciation) on investments	$(8)
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(67)	Net unrealized appreciation (depreciation) on options purchased (futures style)	—	[2]
Options written (futures style)	Interest	Net realized gain (loss) on options written	41	Net unrealized appreciation (depreciation) on options written	4
Futures	Interest	Net realized gain (loss) on futures contracts	469	Net unrealized appreciation (depreciation) on futures contracts	224
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(3,684)	Net unrealized appreciation (depreciation) on forward currency contracts	130
Swap	Interest	Net realized gain (loss) on swap contracts	(136)	Net unrealized appreciation (depreciation) on swap contracts	388
Swap	Credit	Net realized gain (loss) on swap contracts	(33)	Net unrealized appreciation (depreciation) on swap contracts	1
			$(3,410)		$739

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	332

The Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,242	Unrealized depreciation[1]	$9,824
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	386	Unrealized depreciation on open forward currency contracts	420
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	8,064	Unrealized depreciation[1]	3,263
Swap (bilateral)	Interest	Bilateral swaps, at value	2,015	Bilateral swaps, at value	3,943
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	182
			$11,707		$17,632

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$21,847	Net unrealized appreciation (depreciation) on futures contracts	$21,668
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(9,144)	Net unrealized appreciation (depreciation) on forward currency contracts	(1,861
Swap	Interest	Net realized gain (loss) on swap contracts	5,030	Net unrealized appreciation (depreciation) on swap contracts	9,452
Swap	Credit	Net realized gain (loss) on swap contracts	(4,887)	Net unrealized appreciation (depreciation) on swap contracts	(196
			$12,846		$29,063

Capital World Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Currency	Investment securities	$16	Investment securities	$—
Options purchased (futures style)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	—	[2]
Options written (futures style)	Interest	Unrealized appreciation[1]	28	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	1,615	Unrealized depreciation[1]	1,631
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,812	Unrealized depreciation on open forward currency contracts	1,842
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,403	Unrealized depreciation[1]	1,055
Swap (bilateral)	Interest	Bilateral swaps, at value	136	Bilateral swaps, at value	2,695
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	24	Unrealized depreciation[1]	201
			$6,034		$7,424

Refer to the end of the table(s) for footnote(s).

333	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(46)	Net unrealized appreciation (depreciation) on investments	$1
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	159	Net unrealized appreciation (depreciation) on investments	(48)
Options written (equity style)	Currency	Net realized gain (loss) on options written	58	Net unrealized appreciation (depreciation) on options written	60
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(586)	Net unrealized appreciation (depreciation) on options purchased (futures style)	— [2]
Options written (futures style)	Interest	Net realized gain (loss) on options written	365	Net unrealized appreciation (depreciation) on options written	28
Futures	Interest	Net realized gain (loss) on futures contracts	7,420	Net unrealized appreciation (depreciation) on futures contracts	1,912
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(2,268)	Net unrealized appreciation (depreciation) on forward currency contracts	1,027
Swap	Interest	Net realized gain (loss) on swap contracts	(387)	Net unrealized appreciation (depreciation) on swap contracts	3,786
Swap	Credit	Net realized gain (loss) on swap contracts	(441)	Net unrealized appreciation (depreciation) on swap contracts	(64)
			$4,274		$6,702

American High-Income Trust

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$15	Unrealized depreciation[1]	$29
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	163
			$15		$192

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$293	Net unrealized appreciation (depreciation) on futures contracts	$62
Swap	Credit	Net realized gain (loss) on swap contracts	(917)	Net unrealized appreciation (depreciation) on swap contracts	(207)
			$(624)		$(145)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	334

American Funds Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$18	Unrealized depreciation[1]	$150
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	127	Unrealized depreciation[1]	1
			$145		$151

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(31)	Net unrealized appreciation (depreciation) on investments	$—
Options written (equity style)	Interest	Net realized gain (loss) on options written	1	Net unrealized appreciation (depreciation) on options written	—
Futures	Interest	Net realized gain (loss) on futures contracts	1,057	Net unrealized appreciation (depreciation) on futures contracts	209
Swap	Interest	Net realized gain (loss) on swap contracts	27	Net unrealized appreciation (depreciation) on swap contracts	(15)
			$1,054		$194

U.S. Government Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$242	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	81
Futures	Interest	Unrealized appreciation[1]	1,077	Unrealized depreciation[1]	2,291
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	14,953	Unrealized depreciation[1]	3,022
			$16,272		$5,394

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(1,087)	Net unrealized appreciation (depreciation) on investments	$36
Options written (equity style)	Interest	Net realized gain (loss) on options written	27	Net unrealized appreciation (depreciation) on options written	21
Futures	Interest	Net realized gain (loss) on futures contracts	18,297	Net unrealized appreciation (depreciation) on futures contracts	5,703
Swap	Interest	Net realized gain (loss) on swap contracts	4,094	Net unrealized appreciation (depreciation) on swap contracts	(1,861)
			$21,331		$3,899

Refer to the end of the table(s) for footnote(s).

335	American Funds Insurance Series

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,328	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	8	Unrealized appreciation[1]	—
			$1,336		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(4,185)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(2,333)
Futures	Currency	Net realized gain (loss) on futures contracts	(357)	Net unrealized appreciation (depreciation) on futures contracts	(4)
Futures	Equity	Net realized gain (loss) on futures contracts	(13,013)	Net unrealized appreciation (depreciation) on futures contracts	(455)
Futures	Interest	Net realized gain (loss) on futures contracts	8	Net unrealized appreciation (depreciation) on futures contracts	4
			$(17,547)		$(2,788)

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$267	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	13	Unrealized depreciation[1]	—
			$280		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(997)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(422)
Futures	Equity	Net realized gain (loss) on futures contracts	(6,096)	Net unrealized appreciation (depreciation) on futures contracts	(91)
Futures	Interest	Net realized gain (loss) on futures contracts	6	Net unrealized appreciation (depreciation) on futures contracts	3
			$(7,087)		$(510)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	336

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$647	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	1	Unrealized depreciation[1]	—
			$648		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,786)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(1,184)
Futures	Currency	Net realized gain (loss) on futures contracts	(185)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(8,674)	Net unrealized appreciation (depreciation) on futures contracts	67
Futures	Interest	Net realized gain (loss) on futures contracts	14	Net unrealized appreciation (depreciation) on futures contracts	8
			$(11,631)		$(1,109)

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$7,071	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	46	Unrealized depreciation[1]	—
			$7,117		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(28,619)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(13,505)
Futures	Currency	Net realized gain (loss) on futures contracts	(1,347)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(35,731)	Net unrealized appreciation (depreciation) on futures contracts	1,038
Futures	Interest	Net realized gain (loss) on futures contracts	45	Net unrealized appreciation (depreciation) on futures contracts	25
			$(65,652)		$(12,442)

Refer to the end of the table(s) for footnote(s).

337	American Funds Insurance Series

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,217	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	8	Unrealized depreciation[1]	—
			$1,225		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(3,827)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$(1,962)
Futures	Currency	Net realized gain (loss) on futures contracts	(513)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(47,392)	Net unrealized appreciation (depreciation) on futures contracts	417
Futures	Interest	Net realized gain (loss) on futures contracts	709	Net unrealized appreciation (depreciation) on futures contracts	314
			$(51,023)		$(1,231)

[1]	Includes cumulative appreciation/depreciation on future style options, futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
[2]	Amount less than one thousand.
[3]	Includes options purchased as reported in each fund’s investment portfolio.

American Funds Insurance Series	338

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as cash collateral pledged in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts, options on foreign currencies and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts, options on foreign currencies and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2025, if close-out netting was exercised (dollars in thousands):

New World Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of New York Mellon	$22	$—	$—	$—	$22
BNP Paribas	1	—	—	—	1
Citibank	39	(27)	—	—	12
Goldman Sachs	1	(1)	—	—	—
HSBC Bank	1	—	—	—	1
UBS AG	15	—	—	—	15
Total	$79	$(28)	$—	$—	$51
Liabilities:
Bank of America	$22	$—	$—	$—	$22
Citibank	27	(27)	—	—	—
Goldman Sachs	1	(1)	—	—	—
JPMorgan Chase	27	—	—	—	27
Total	$77	$(28)	$—	$—	$49

Refer to the end of the table(s) for footnote(s).

339	American Funds Insurance Series

American Funds Global Balanced Fund

	Gross amounts recognized in the		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$8		$(8)	$—	$—	$—
Barclays Bank PLC	27		(27)	—	—	—
BNP Paribas	—	†	— †	—	—	—
Citibank	79		(79)	—	—	—
Goldman Sachs	116		(67)	—	—	49
HSBC Bank	29		(12)	—	—	17
JPMorgan Chase	2		(2)	—	—	—
Morgan Stanley	4		(4)	—	—	—
UBS AG	2		(2)	—	—	—
Total	$267		$(201)	$—	$—	$66
Liabilities:
Bank of America	$26		$(8)	$(18)	$—	$—
Barclays Bank PLC	38		(27)	—	—	11
BNP Paribas	8		— †	—	—	8
Citibank	109		(79)	—	—	30
Goldman Sachs	67		(67)	—	—	—
HSBC Bank	12		(12)	—	—	—
JPMorgan Chase	19		(2)	—	—	17
Morgan Stanley	46		(4)	—	—	42
Standard Chartered Bank	3		—	—	—	3
UBS AG	5		(2)	—	—	3
Total	$333		$(201)	$(18)	$—	$114

The Bond Fund of America

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$490	$(242)	$(248)	$—	$—
Barclays Bank PLC	578	(578)	—	—	—
Goldman Sachs	1,285	(1,203)	—	—	82
HSBC Bank	48	—	—	—	48
Total	$2,401	$(2,023)	$(248)	$—	$130
Liabilities:
Bank of America	$242	$(242)	$—	$—	$—
Barclays Bank PLC	1,146	(578)	(568)	—	—
BNP Paribas	1,352	—	(1,353)	—	—
Citibank	255	—	(254)	—	—
Goldman Sachs	1,203	(1,203)	—	—	—
Morgan Stanley	165	—	—	—	165
Total	$4,363	$(2,023)	$(2,175)	$—	$165

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	340

Capital World Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$147	$(147)	$—	$—	$—
Bank of New York Mellon	34	—	—	—	34
Barclays Bank PLC	450	(450)	—	—	—
BNP Paribas	19	(19)	—	—	—
Citibank	608	(608)	—	—	—
Goldman Sachs	381	(381)	—	—	—
HSBC Bank	188	(102)	—	(86)	—
JPMorgan Chase	44	(24)	—	—	20
Morgan Stanley	19	(19)	—	—	—
Standard Chartered Bank	1,035	(59)	(330)	(290)	356
UBS AG	23	(16)	—	—	7
Total	$2,948	$(1,825)	$(330)	$(376)	$417
Liabilities:
Bank of America	$1,107	$(147)	$(948)	$—	$12
Barclays Bank PLC	627	(450)	(177)	—	—
BNP Paribas	65	(19)	—	—	46
Citibank	897	(608)	—	—	289
Goldman Sachs	1,448	(381)	(1,017)	—	50
HSBC Bank	102	(102)	—	—	—
JPMorgan Chase	24	(24)	—	—	—
Morgan Stanley	257	(19)	(238)	—	—
Standard Chartered Bank	59	(59)	—	—	—
UBS AG	16	(16)	—	—	—
Total	$4,602	$(1,825)	$(2,380)	$—	$397

*	Collateral is shown on a settlement basis.
†	Amount less than one thousand.
341	American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended December 31, 2025, some of the funds recognized reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

Fund	Reclaims	Fees	Interest
Global Growth Fund	$587	$51	$597
Global Small Capitalization Fund	45	1	1
International Fund	2,072	111	887
New World Fund	231	24	11
Capital Income Builder	18	—	—	*
International Growth and Income Fund	430	5	107

*	Amount less than one thousand.

The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Insurance Series	342

Additional tax basis disclosures for each fund as of December 31, 2025, were as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Undistributed ordinary income	$58,118	$52,615	$328,671	$164,687	$41,259	$40,991
Undistributed long-term capital gains	1,202,418	330,342	4,562,299	532,733	281,284	1,064,187
Capital loss carryforward utilized	—	—	—	206,867	—	—
Gross unrealized appreciation on investments	3,491,592	789,376	32,066,603	2,385,110	1,575,330	4,698,662
Gross unrealized depreciation on investments	(287,030)	(116,954)	(655,627)	(88,696)	(59,715)	(159,517)
Net unrealized appreciation (depreciation) on investments	3,204,562	672,422	31,410,976	2,296,414	1,515,615	4,539,145
Cost of investments	5,937,177	2,386,011	23,343,610	5,201,489	2,553,117	7,417,791
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	(1)	—	2	(1)	—

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Undistributed ordinary income	$—	$16,020	$702,034	$2,910	$15,728	$217,220
Undistributed long-term capital gains	—	179,378	2,604,901	—	58,769	2,837,208
Capital loss carryforward[1]	(592)	—	—	(4,662)	—	—
Capital loss carryforward utilized	—	—	—	21,009	6,862	—
Gross unrealized appreciation on investments	9,350	910,098	21,146,735	135,582	454,550	8,582,220
Gross unrealized depreciation on investments	(6,040)	(45,447)	(369,429)	(9,951)	(35,422)	(691,994)
Net unrealized appreciation (depreciation) on investments	3,310	864,651	20,777,306	125,631	419,128	7,890,226
Cost of investments	97,455	1,217,797	22,833,203	278,196	1,250,632	19,857,297
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	(14)	1	3	(1)	—	(1)

Refer to the end of the table(s) for footnote(s).

343	American Funds Insurance Series

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Undistributed ordinary income	$3,091	$81,931	$10,845	$12,190	$953	$1,944
Undistributed long-term capital gains	25,777	—	—	—	—	—
Capital loss carryforward[1]	—	(1,511,983)	(198,979)	(329,593)	(12,321)	(1)
Capital loss carryforward utilized	—	72,789	1,003	—	1,889	—
Gross unrealized appreciation on investments	94,991	158,694	43,122	64,529	1,677	32
Gross unrealized depreciation on investments	(12,752)	(227,608)	(77,373)	(39,750)	(1,122)	(10)
Net unrealized appreciation (depreciation) on investments	82,239	(68,914)	(34,251)	24,779	555	22
Cost of investments	368,808	11,488,814	1,516,353	1,000,940	132,479	308,476
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	—	—	—	1	—

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk GrowthIncome Fund	Managed Risk Asset Allocation Fund
Undistributed ordinary income	$13,856	$1,773	$1,429	$4,281	$25,464	$23,428
Undistributed long-term capital gains	—	31,113	—	—	284,557	112,392
Capital loss carryforward[1]	(257,785)	—	(21,682)	(1,893)	—	—
Capital loss carryforward utilized	27,799	—	—	20,459	—	—
Gross unrealized appreciation on investments	32,667	132,454	27,401	69,146	317,848	226,986
Gross unrealized depreciation on investments	(47,954)	(48,770)	(20,227)	(24,480)	(67,881)	(39,913)
Net unrealized appreciation (depreciation) on investments	(15,287)	83,684	7,174	44,666	249,967	187,073
Cost of investments	1,936,415	421,427	106,247	270,315	1,838,439	1,289,372

[1]	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$66,139	$455,982	$522,121	$65,173	$99,126	$164,299
Class 1A	749	2,766	3,515	319	536	855
Class 2	53,132	443,236	496,368	57,169	103,301	160,470
Class 4	14,879	130,403	145,282	12,745	23,878	36,623
Total	$134,899	$1,032,387	$1,167,286	$135,406	$226,841	$362,247
American Funds Insurance Series	344

Global Small Capitalization Fund

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$3,919	$19,199	$23,118	$24,044	$21,820	$45,864
Class 1A	20	126	146	120	119	239
Class 2	5,919	39,094	45,013	42,943	43,051	85,994
Class 4	766	7,316	8,082	6,428	7,070	13,498
Total	$10,624	$65,735	$76,359	$73,535	$72,060	$145,595

Growth Fund

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$283,031	$1,543,000	$1,826,031	$121,696	$433,019	$554,715
Class 1A	4,439	26,100	30,539	1,328	7,268	8,596
Class 2	243,730	1,433,339	1,677,069	72,492	433,759	506,251
Class 3	3,240	18,878	22,118	1,123	5,725	6,848
Class 4	69,855	421,011	490,866	9,370	97,988	107,358
Total	$604,295	$3,442,328	$4,046,623	$206,009	$977,759	$1,183,768

International Fund

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$49,061	$—	$49,061	$46,267	$—	$46,267
Class 1A	205	—	205	157	—	157
Class 2	44,060	—	44,060	40,220	—	40,220
Class 3	210	—	210	191	—	191
Class 4	6,153	—	6,153	4,485	—	4,485
Total	$99,689	$—	$99,689	$91,320	$—	$91,320

New World Fund

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$32,320	$71,532	$103,852	$29,713	$8,227	$37,940
Class 1A	369	453	822	167	49	216
Class 2	11,967	31,619	43,586	11,293	3,828	15,121
Class 4	11,031	33,694	44,725	9,604	3,785	13,389
Total	$55,687	$137,298	$192,985	$50,777	$15,889	$66,666
345	American Funds Insurance Series

Washington Mutual Investors Fund

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$131,443	$397,175	$528,618	$111,395	$50,394	$161,789
Class 1A	661	2,103	2,764	426	202	628
Class 2	57,467	193,815	251,282	46,990	24,567	71,557
Class 4	36,815	127,802	164,617	23,694	12,608	36,302
Total	$226,386	$720,895	$947,281	$182,505	$87,771	$270,276

U.S. Small and Mid Cap Equity Fund

	Year ended December 31, 2025						For the period November 15, 2024[2] to December 31, 2024
Share class	Ordinary income		Long-term capital gains				Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$364		$—	[3]	$364		$—	[3]	$—	$—	[3]
Class 1A	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Class 2	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Class 4	33		—	[3]	33		13		—	13
Total	$397		$—		$397		$13		$—	$13

Capital World Growth and Income Fund

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$9,542	$21,740	$31,282	$11,350	$—	$11,350
Class 1A	157	363	520	144	—	144
Class 2	14,202	37,773	51,975	17,039	—	17,039
Class 4	4,099	11,256	15,355	3,943	—	3,943
Total	$28,000	$71,132	$99,132	$32,476	$—	$32,476

Growth-Income Fund

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$512,210	$3,878,399	$4,390,609	$338,365	$1,023,186	$1,361,551
Class 1A	901	7,252	8,153	495	1,702	2,197
Class 2	257,694	2,211,126	2,468,820	163,135	597,677	760,812
Class 3	2,899	23,742	26,641	1,879	6,513	8,392
Class 4	50,309	470,380	520,689	26,050	105,495	131,545
Total	$824,013	$6,590,899	$7,414,912	$529,924	$1,734,573	$2,264,497

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	346

International Growth and Income Fund

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$835	$—	$835	$461	$—	$461
Class 1A	211	—	211	156	—	156
Class 2	4,052	—	4,052	3,897	—	3,897
Class 4	4,102	—	4,102	3,584	—	3,584
Total	$9,200	$—	$9,200	$8,098	$—	$8,098

Capital Income Builder

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$25,206	$—	$25,206	$25,390	$—	$25,390
Class 1A	416	—	416	397	—	397
Class 2	618	—	618	575	—	575
Class 4	19,776	—	19,776	19,314	—	19,314
Total	$46,016	$—	$46,016	$45,676	$—	$45,676

Asset Allocation Fund

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$438,651	$1,019,238	$1,457,889	$374,078	$678,739	$1,052,817
Class 1A	1,307	2,795	4,102	848	1,422	2,270
Class 2	111,878	280,960	392,838	92,429	187,595	280,024
Class 3	884	2,081	2,965	693	1,326	2,019
Class 4	166,513	445,526	612,039	127,247	278,890	406,137
Total	$719,233	$1,750,600	$2,469,833	$595,295	$1,147,972	$1,743,267

American Funds Global Balanced Fund

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Tota distributions paid
Class 1	$1,498	$3,585	$5,083	$1,963	$—	$1,963
Class 1A	60	152	212	64	—	64
Class 2	1,941	5,617	7,558	2,714	—	2,714
Class 4	2,293	6,279	8,572	2,307	—	2,307
Total	$5,792	$15,633	$21,425	$7,048	$—	$7,048

Refer to the end of the table(s) for footnote(s).

347	American Funds Insurance Series

The Bond Fund of America

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$302,949	$—	$302,949	$305,561	$—	$305,561
Class 1A	12,103	—	12,103	8,909	—	8,909
Class 2	115,204	—	115,204	115,243	—	115,243
Class 4	56,394	—	56,394	45,913	—	45,913
Total	$486,650	$—	$486,650	$475,626	$—	$475,626

Capital World Bond Fund

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$19,172	$—	$19,172	$15,387	$—	$15,387
Class 1A	837	—	837	983	—	983
Class 2	22,086	—	22,086	16,410	—	16,410
Class 4	2,211	—	2,211	1,135	—	1,135
Total	$44,306	$—	$44,306	$33,915	$—	$33,915

American High-Income Trust

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$16,430	$—	$16,430	$15,191	$—	$15,191
Class 1A	438	—	438	199	—	199
Class 2	34,271	—	34,271	35,147	—	35,147
Class 3	495	—	495	529	—	529
Class 4	12,704	—	12,704	8,336	—	8,336
Total	$64,338	$—	$64,338	$59,402	$—	$59,402

American Funds Mortgage Fund

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$803	$—	$803	$804	$—	$804
Class 1A	136	—	136	121	—	121
Class 2	1,703	—	1,703	1,928	—	1,928
Class 4	2,473	—	2,473	2,148	—	2,148
Total	$5,115	$—	$5,115	$5,001	$—	$5,001

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	348

Ultra-Short Bond Fund

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,510	$—	$1,510	$1,996	$—	$1,996
Class 1A	5	—	5	6	—	6
Class 2	9,131	—	9,131	12,857	—	12,857
Class 3	156	—	156	205	—	205
Class 4	2,138	—	2,138	2,569	—	2,569
Total	$12,940	$—	$12,940	$17,633	$—	$17,633

U.S. Government Securities Fund

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11,629	$—	$11,629	$11,248	$—	$11,248
Class 1A	12,377	—	12,377	11,344	—	11,344
Class 2	44,749	—	44,749	42,551	—	42,551
Class 3	212	—	212	204	—	204
Class 4	10,129	—	10,129	7,920	—	7,920
Total	$79,096	$—	$79,096	$73,267	$—	$73,267

Managed Risk Growth Fund

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$248	$558	$806	$93	$—	$93
Class P2	6,657	21,164	27,821	2,326	—	2,326
Total	$6,905	$21,722	$28,627	$2,419	$—	$2,419

Managed Risk International Fund

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$30	$—	$30	$29	$—	$29
Class P2	1,450	—	1,450	1,532	—	1,532
Total	$1,480	$—	$1,480	$1,561	$—	$1,561

Managed Risk Washington Mutual Investors Fund

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$58	$—	$58	$53	$—	$53
Class P2	5,902	—	5,902	5,422	—	5,422
Total	$5,960	$—	$5,960	$5,475	$—	$5,475

Refer to the end of the table(s) for footnote(s)

349	American Funds Insurance Series

Managed Risk Growth-Income Fund

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$42,231	$70,237	$112,468	$33,022	$25,142	$58,164
Class P2	5,433	10,214	15,647	4,085	3,659	7,744
Total	$47,664	$80,451	$128,115	$37,107	$28,801	$65,908

Managed Risk Asset Allocation Fund

	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$348	$722	$1,070	$226	$138	$364
Class P2	46,064	121,132	167,196	39,976	28,786	68,762
Total	$46,412	$121,854	$168,266	$40,202	$28,924	$69,126

[2]	Commencement of operations.
[3]	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the year ended December 31, 2025, total investment advisory services fees waived by CRMC were $53,879,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

American Funds Insurance Series	350

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:

	Rates		Net asset level (in billions)		For the year ended December 31, 2025,	For the year ended December 31, 2025,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.372%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.600
Growth Fund	.500	.275	.6	44.0	.302	.302
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.227
U.S. Small and Mid Cap Equity Fund	.450		all		.450	.450
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.375
Growth-Income Fund	.500	.217	.6	44.0	.249	.249
International Growth and Income Fund	.478	.450	15.0	15.0	.478	.478
Capital Income Builder	.357	.330	15.0	15.0	.357	.227
Asset Allocation Fund	.500	.236	.6	34.0	.264	.264
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.429
The Bond Fund of America	.352	.320	15.0	15.0	.352	.202
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.284
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.222
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.218
Managed Risk Growth Fund*	.100		all		.150	.100
Managed Risk International Fund*	.100		all		.150	.100
Managed Risk Washington Mutual Investors Fund*	.100		all		.150	.100
Managed Risk Growth-Income Fund*	.100		all		.150	.100
Managed Risk Asset Allocation Fund*	.100		all		.150	.100

*	For a portion of the period CRMC waived a portion of the investment advisory and services fee, such that the fee was reduced from 0.150% to 0.100%. Effective May 1, 2025, the series’ board of trustees approved a revised investment advisory and services agreement for the Managed Risk Funds, removing the 0.050% fee waiver and concurrently reducing the fee for each share class from 0.150% to 0.100%.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

351	American Funds Insurance Series

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments.

Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,131
Class 1A	$—	$83	10
Class 2	8,963	Not applicable	1,076
Class 4	2,668	2,668	320
Total class-specific expenses	$11,631	$2,751	$2,537

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$257
Class 1A	$—	$15	2
Class 2	4,317	Not applicable	518
Class 4	888	887	106
Total class-specific expenses	$5,205	$902	$883

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$6,865
Class 1A	$—	$1,029	123
Class 2	51,724	Not applicable	6,207
Class 3	507	Not applicable	85
Class 4	15,164	15,164	1,820
Total class-specific expenses	$67,395	$16,193	$15,100

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$967
Class 1A	$—	$35	4
Class 2	8,442	Not applicable	1,013
Class 3	28	Not applicable	5
Class 4	1,256	1,256	151
Total class-specific expenses	$9,726	$1,291	$2,140

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$581
Class 1A	$—	$44	5
Class 2	2,096	Not applicable	252
Class 4	2,211	2,211	265
Total class-specific expenses	$4,307	$2,255	$1,103

Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,913
Class 1A	$—	$84	10
Class 2	7,644	Not applicable	917
Class 4	5,082	5,082	610
Total class-specific expenses	$12,726	$5,166	$3,450
American Funds Insurance Series	352

U.S. Small and Mid Cap Equity Fund

Share class	Distribution services		Insurance administrative services		Administrative services
Class 1	Not applicable		Not applicable		$10
Class 1A	$—		$—	*	—	*
Class 2	—	*	Not applicable		—	*
Class 4	9		8		5
Total class-specific expenses	$9		$8		$15

Capital World Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$182
Class 1A	$—	$26	3
Class 2	2,607	Not applicable	313
Class 4	776	775	93
Total class-specific expenses	$3,383	$801	$591

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$7,452
Class 1A	$—	$119	14
Class 2	34,840	Not applicable	4,181
Class 3	279	Not applicable	47
Class 4	7,386	7,386	886
Total class-specific expenses	$42,505	$7,505	$12,580

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$8
Class 1A	$—	$19	2
Class 2	404	Not applicable	49
Class 4	456	456	55
Total class-specific expenses	$860	$475	$114

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$234
Class 1A	$—	$34	4
Class 2	51	Not applicable	6
Class 4	1,785	1,786	214
Total class-specific expenses	$1,836	$1,820	$458

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$4,789
Class 1A	$—	$119	14
Class 2	10,837	Not applicable	1,301
Class 3	60	Not applicable	10
Class 4	17,184	17,184	2,062
Total class-specific expenses	$28,081	$17,303	$8,176

American Funds Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$29
Class 1A	$—	$10	1
Class 2	371	Not applicable	45
Class 4	428	428	51
Total class-specific expenses	$799	$438	$126

The Bond Fund of America

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,070
Class 1A	$—	$643	77
Class 2	6,831	Not applicable	820
Class 4	3,246	3,247	390
Total class-specific expenses	$10,077	$3,890	$3,357

Refer to the end of the table(s) for footnote(s).

353	American Funds Insurance Series

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$182
Class 1A	$—	$81	10
Class 2	1,893	Not applicable	227
Class 4	176	176	21
Total class-specific expenses	$2,069	$257	$440

American High-Income Trust

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$73
Class 1A	$—	$11	1
Class 2	1,338	Not applicable	161
Class 3	15	Not applicable	2
Class 4	497	497	60
Total class-specific expenses	$1,850	$508	$297

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5
Class 1A	$—	$8	1
Class 2	104	Not applicable	13
Class 4	140	140	17
Total class-specific expenses	$244	$148	$36

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$11
Class 1A	$—	$—	*	—	*
Class 2	569	Not applicable		68
Class 3	7	Not applicable		1
Class 4	156	156		19
Total class-specific expenses	$732	$156		$99

U.S. Government Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$79
Class 1A	$—	$724	87
Class 2	2,619	Not applicable	314
Class 3	9	Not applicable	1
Class 4	588	588	71
Total class-specific expenses	$3,216	$1,312	$552

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$34
Class P2	$1,243	1,243
Total class-specific expenses	$1,243	$1,277

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$5
Class P2	$280	280
Total class-specific expenses	$280	$285

Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$6
Class P2	$786	786
Total class-specific expenses	$786	$792

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	354

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4,624
Class P2	$662	662
Total class-specific expenses	$662	$5,286

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$30
Class P2	$4,685	4,685
Total class-specific expenses	$4,685	$4,715

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for U.S. Small and Mid Cap Equity Fund and Managed Risk International Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended December 31, 2025, total fees and expenses reimbursed by CRMC were $77,000. CRMC does not intend to recoup these reimbursements. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase (decrease) in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$21		$21		$42
Global Small Capitalization Fund	8		7		15
Growth Fund	125		124		249
International Fund	18		17		35
New World Fund	9		9		18
Washington Mutual Investors Fund	29		28		57
U.S. Small and Mid Cap Equity Fund	—	*	—	*	—	*
Capital World Growth and Income Fund	5		5		10
Growth-Income Fund	106		101		207
International Growth and Income Fund	1		1		2
Capital Income Builder	4		4		8
Asset Allocation Fund	69		65		134
American Funds Global Balanced Fund	1		1		2
The Bond Fund of America	28		26		54
Capital World Bond Fund	4		3		7
American High-Income Trust	2		2		4
American Funds Mortgage Fund	—	*	—	*	—	*
Ultra-Short Bond Fund	1		1		2
U.S. Government Securities Fund	5		4		9
Managed Risk Growth Fund	2		1		3
Managed Risk International Fund	1		—	*	1
Managed Risk Washington Mutual Investors Fund	1		1		2
Managed Risk Growth-Income Fund	5		5		10
Managed Risk Asset Allocation Fund	5		4		9

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

355	American Funds Insurance Series

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of December 31, 2025 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$147,747	$67,664	$22,487
Global Small Capitalization Fund	27,498	11,204	1,978
Growth Fund	350,283	350,719	70,559
International Fund	110,941	87,605	3,851
New World Fund	24,060	50,564	13,902
Washington Mutual Investors Fund	131,489	156,251	20,344
Capital World Growth and Income Fund	32,218	38,497	8,339
Growth-Income Fund	506,006	592,940	172,397
International Growth and Income Fund	2,294	4,747	363
Capital Income Builder	23,371	19,211	4,803
Asset Allocation Fund	250,712	107,065	54,741
American Funds Global Balanced Fund	3,867	4,371	1,147

Interfund lending — Pursuant to an exemptive order issued by the SEC, each fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. Each fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2025.

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2025.

American Funds Insurance Series	356

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$304,055	8,321	$522,119	15,107	$(541,519)	(14,564)	$284,655	8,864
Class 1A	42,972	1,157	3,516	101	(3,744)	(102)	42,744	1,156
Class 2	35,075	964	496,369	14,649	(528,583)	(14,441)	2,861	1,172
Class 4	180,514	5,009	145,282	4,354	(101,231)	(2,811)	224,565	6,552
Total net increase (decrease)	$562,616	15,451	$1,167,286	34,211	$(1,175,077)	(31,918)	$554,825	17,744

Year ended December 31, 2024
Class 1	$182,743	4,922	$164,299	4,426	$(478,156)	(12,907)	$(131,114)	(3,559)
Class 1A	3,593	97	855	23	(3,164)	(85)	1,284	35
Class 2	64,877	1,789	160,470	4,397	(544,385)	(14,948)	(319,038)	(8,762)
Class 4	187,863	5,186	36,623	1,016	(80,774)	(2,235)	143,712	3,967
Total net increase (decrease)	$439,076	11,994	$362,247	9,862	$(1,106,479)	(30,175)	$(305,156)	(8,319)

Global Small Capitalization Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$66,285	3,641	$22,933	1,232	$(343,352)	(18,170)	$(254,134)	(13,297)
Class 1A	532	29	146	8	(424)	(23)	254	14
Class 2	30,784	1,809	45,015	2,592	(247,355)	(13,805)	(171,556)	(9,404)
Class 4	91,459	5,277	8,081	469	(44,936)	(2,531)	54,604	3,215
Total net increase (decrease)	$189,060	10,756	$76,175	4,301	$(636,067)	(34,529)	$(370,832)	(19,472)

Year ended December 31, 2024
Class 1	$82,737	4,519	$45,699	2,557	$(168,033)	(9,099)	$(39,597)	(2,023)
Class 1A	766	43	239	14	(637)	(35)	368	22
Class 2	58,585	3,367	85,994	5,139	(246,897)	(14,207)	(102,318)	(5,701)
Class 4	41,322	2,398	13,498	810	(37,390)	(2,159)	17,430	1,049
Total net increase (decrease)	$183,410	10,327	$145,430	8,520	$(452,957)	(25,500)	$(124,117)	(6,653)

Refer to the end of the table(s) for footnote(s).

357	American Funds Insurance Series

Growth Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025 Class 1	$2,221,332	17,180	$1,824,411	14,872	$(2,853,744)	(22,053)	$1,191,999	9,999
Class 1A	118,725	930	30,539	252	(115,193)	(884)	34,071	298
Class 2	504,023	3,932	1,677,068	13,892	(3,177,573)	(24,443)	(996,482)	(6,619)
Class 3	1,511	12	22,118	178	(36,889)	(277)	(13,260)	(87)
Class 4	1,221,571	9,782	490,866	4,193	(372,784)	(2,965)	1,339,653	11,010
Total net increase (decrease)	$4,067,162	31,836	$4,045,002	33,387	$(6,556,183)	(50,622)	$1,555,981	14,601

Year ended December 31, 2024
Class 1	$1,283,657	11,196	$554,066	4,995	$(2,581,742)	(22,564)	$(744,019)	(6,373)
Class 1A	43,180	381	8,596	79	(33,697)	(304)	18,079	156
Class 2	414,661	3,673	506,251	4,690	(3,189,792)	(28,372)	(2,268,880)	(20,009)
Class 3	1,071	10	6,848	62	(32,036)	(278)	(24,117)	(206)
Class 4	874,214	7,971	107,359	1,032	(368,353)	(3,358)	613,220	5,645
Total net increase (decrease)	$2,616,783	23,231	$1,183,120	10,858	$(6,205,620)	(54,876)	$(2,405,717)	(20,787)

International Fund

	Sales[1]			Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$123,286	6,300		$49,061	2,250	$(619,084)	(30,505)	$(446,737)	(21,955)
Class 1A	1,909	93		205	10	(1,577)	(80)	537	23
Class 2	158,584	8,280		44,060	2,025	(720,522)	(36,038)	(517,878)	(25,733)
Class 3	143	7		210	10	(1,989)	(100)	(1,636)	(83)
Class 4	72,454	3,758		6,153	287	(59,496)	(3,027)	19,111	1,018
Total net increase (decrease)	$356,376	18,438		$99,689	4,582	$(1,402,668)	(69,750)	$(946,603)	(46,730)

Year ended December 31, 2024
Class 1	$103,818	5,617		$46,267	2,445	$(505,047)	(27,104)	$(354,962)	(19,042)
Class 1A	2,421	132		158	9	(2,072)	(114)	507	27
Class 2	294,279	16,201		40,220	2,136	(554,239)	(30,168)	(219,740)	(11,831)
Class 3	2	—	[2]	191	10	(2,572)	(137)	(2,379)	(127)
Class 4	64,019	3,511		4,485	242	(49,713)	(2,726)	18,791	1,027
Total net increase (decrease)	$464,539	25,461		$91,321	4,842	$(1,113,643)	(60,249)	$(557,783)	(29,946)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	358

New World Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$158,509	5,359	$103,852	3,572	$(340,861)	(11,604)	$(78,500)	(2,673)
Class 1A	18,473	602	822	28	(2,946)	(103)	16,349	527
Class 2	114,042	3,791	43,585	1,527	(173,334)	(5,988)	(15,707)	(670)
Class 4	92,171	3,197	44,726	1,588	(148,239)	(5,158)	(11,342)	(373)
Total net increase (decrease)	$383,195	12,949	$192,985	6,715	$(665,380)	(22,853)	$(89,200)	(3,189)

Year ended December 31, 2024
Class 1	$211,139	7,770	$37,940	1,389	$(310,526)	(11,467)	$(61,447)	(2,308)
Class 1A	2,546	92	216	8	(1,406)	(52)	1,356	48
Class 2	97,709	3,717	15,121	562	(163,082)	(6,131)	(50,252)	(1,852)
Class 4	79,272	3,006	13,389	502	(106,780)	(4,055)	(14,119)	(547)
Total net increase (decrease)	$390,666	14,585	$66,666	2,461	$(581,794)	(21,705)	$(124,462)	(4,659)

Washington Mutual Investors Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$140,928	8,311	$526,965	31,376	$(1,006,677)	(57,564)	$(338,784)	(17,877)
Class 1A	6,301	363	2,764	166	(2,905)	(165)	6,160	364
Class 2	90,385	5,278	251,281	15,319	(430,673)	(25,241)	(89,007)	(4,644)
Class 4	377,965	22,441	164,617	10,176	(110,363)	(6,612)	432,219	26,005
Total net increase (decrease)	$615,579	36,393	$945,627	57,037	$(1,550,618)	(89,582)	$10,588	3,848

Year ended December 31, 2024
Class 1	$87,079	5,408	$161,220	9,874	$(948,618)	(58,997)	$(700,319)	(43,715)
Class 1A	4,491	279	628	38	(3,232)	(205)	1,887	112
Class 2	56,060	3,529	71,557	4,484	(477,590)	(30,368)	(349,973)	(22,355)
Class 4	260,219	16,589	36,302	2,301	(99,151)	(6,416)	197,370	12,474
Total net increase (decrease)	$407,849	25,805	$269,707	16,697	$(1,528,591)	(95,986)	$(851,035)	(53,484)

U.S. Small and Mid Cap Equity Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Year ended December 31, 2025
Class 1	$94,466	8,554	$364		32		$(8,030)	(726)	$86,800		7,860
Class 1A	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 2	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 4	14,686	1,364	33		3		(19,609)	(1,843)	(4,890)		(476)
Total net increase (decrease)	$109,152	9,918	$397		35		$(27,639)	(2,569)	$81,910		7,384

For the period November 15, 2024[3] to December 31, 2024
Class 1	$10	1	$—	[2]	—	[2]	$—	—	$10		1
Class 1A	10	1	—	[2]	—	[2]	—	—	10		1
Class 2	10	1	—	[2]	—	[2]	—	—	10		1
Class 4	14,970	1,497	13		1		—	—	14,983		1,498
Total net increase (decrease)	$15,000	1,500	$13		1		$—	—	$15,013		1,501

Refer to the end of the table(s) for footnote(s).

359	American Funds Insurance Series

Capital World Growth and Income Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$61,144	3,871	$30,791	1,846	$(173,302)	(10,431)	$(81,367)	(4,714)
Class 1A	1,669	101	519	31	(625)	(37)	1,563	95
Class 2	28,763	1,702	51,975	3,135	(185,399)	(11,041)	(104,661)	(6,204)
Class 4	58,603	3,584	15,355	952	(32,104)	(1,961)	41,854	2,575
Total net increase (decrease)	$150,179	9,258	$98,640	5,964	$(391,430)	(23,470)	$(142,611)	(8,248)

Year ended December 31, 2024
Class 1	$61,832	4,046	$11,187	709	$(124,340)	(8,176)	$(51,321)	(3,421)
Class 1A	1,263	86	144	9	(793)	(51)	614	44
Class 2	14,751	970	17,039	1,085	(177,803)	(11,812)	(146,013)	(9,757)
Class 4	31,604	2,138	3,943	258	(30,478)	(2,080)	5,069	316
Total net increase (decrease)	$109,450	7,240	$32,313	2,061	$(333,414)	(22,119)	$(191,651)	(12,818)

Growth-Income Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$684,973	10,461	$4,387,256	72,937	$(3,619,605)	(54,457)	$1,452,624	28,941
Class 1A	6,675	102	8,152	137	(4,519)	(68)	10,308	171
Class 2	125,378	1,919	2,468,820	42,004	(1,981,266)	(30,316)	612,932	13,607
Class 3	1,554	24	26,641	442	(19,918)	(294)	8,277	172
Class 4	408,921	6,393	520,690	9,074	(327,755)	(5,109)	601,856	10,358
Total net increase (decrease)	$1,227,501	18,899	$7,411,559	124,594	$(5,953,063)	(90,244)	$2,685,997	53,249

Year ended December 31, 2024
Class 1	$332,044	5,020	$1,360,424	21,268	$(3,357,393)	(51,220)	$(1,664,925)	(24,932)
Class 1A	5,383	81	2,198	35	(5,242)	(81)	2,339	35
Class 2	113,447	1,761	760,811	12,154	(2,068,284)	(32,090)	(1,194,026)	(18,175)
Class 3	313	5	8,392	131	(19,777)	(301)	(11,072)	(165)
Class 4	332,452	5,218	131,545	2,144	(199,130)	(3,142)	264,867	4,220
Total net increase (decrease)	$783,639	12,085	$2,263,370	35,732	$(5,649,826)	(86,834)	$(2,602,817)	(39,017)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	360

International Growth and Income Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$21,760	1,847	$836	64	$(11,542)	(986)	$11,054	925
Class 1A	1,735	146	211	17	(982)	(83)	964	80
Class 2	6,438	538	4,052	319	(32,846)	(2,832)	(22,356)	(1,975)
Class 4	40,773	3,574	4,102	330	(56,151)	(4,650)	(11,276)	(746)
Total net increase (decrease)	$70,706	6,105	$9,201	730	$(101,521)	(8,551)	$(21,614)	(1,716)

Year ended December 31, 2024
Class 1	$3,051	287	$461	43	$(1,958)	(184)	$1,554	146
Class 1A	950	92	156	15	(1,296)	(129)	(190)	(22)
Class 2	5,039	489	3,897	378	(25,957)	(2,509)	(17,021)	(1,642)
Class 4	22,262	2,198	3,583	353	(19,235)	(1,887)	6,610	664
Total net increase (decrease)	$31,302	3,066	$8,097	789	$(48,446)	(4,709)	$(9,047)	(854)

Capital Income Builder

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$85,393	6,373	$25,206	1,809	$(99,423)	(7,387)	$11,176	795
Class 1A	2,260	165	416	30	(1,912)	(141)	764	54
Class 2	2,677	195	618	44	(1,985)	(147)	1,310	92
Class 4	124,148	9,183	19,776	1,420	(100,988)	(7,397)	42,936	3,206
Total net increase (decrease)	$214,478	15,916	$46,016	3,303	$(204,308)	(15,072)	$56,186	4,147

Year ended December 31, 2024
Class 1	$55,004	4,532	$25,389	2,057	$(74,884)	(6,100)	$5,509	489
Class 1A	1,738	141	397	32	(825)	(68)	1,310	105
Class 2	3,421	272	575	47	(1,546)	(126)	2,450	193
Class 4	82,282	6,662	19,315	1,565	(75,684)	(6,165)	25,913	2,062
Total net increase (decrease)	$142,445	11,607	$45,676	3,701	$(152,939)	(12,459)	$35,182	2,849

Refer to the end of the table(s) for footnote(s).

361	American Funds Insurance Series

Asset Allocation Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$294,441	11,354	$1,457,889	56,910	$(2,784,021)	(104,912)	$(1,031,691)	(36,648)
Class 1A	12,382	473	4,101	161	(5,261)	(199)	11,222	435
Class 2	79,938	3,065	392,837	15,618	(657,596)	(25,193)	(184,821)	(6,510)
Class 3	598	23	2,965	116	(2,207)	(84)	1,356	55
Class 4	385,083	14,916	612,040	24,612	(768,899)	(29,799)	228,224	9,729
Total net increase (decrease)	$772,442	29,831	$2,469,832	97,417	$(4,217,984)	(160,187)	$(975,710)	(32,939)

Year ended December 31, 2024
Class 1	$189,766	7,473	$1,052,819	42,339	$(2,193,455)	(86,366)	$(950,870)	(36,554)
Class 1A	9,384	373	2,270	91	(5,272)	(211)	6,382	253
Class 2	63,147	2,538	280,024	11,458	(646,053)	(25,867)	(302,882)	(11,871)
Class 3	546	22	2,019	81	(3,219)	(128)	(654)	(25)
Class 4	595,855	24,315	406,136	16,791	(703,265)	(28,339)	298,726	12,767
Total net increase (decrease)	$858,698	34,721	$1,743,268	70,760	$(3,551,264)	(140,911)	$(949,298)	(35,430)

American Funds Global Balanced Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$6,531	484	$5,082	376	$(20,431)	(1,505)	$(8,818)	(645)
Class 1A	829	60	212	16	(593)	(44)	448	32
Class 2	4,258	313	7,557	564	(29,048)	(2,132)	(17,233)	(1,255)
Class 4	52,129	3,887	8,574	652	(21,417)	(1,605)	39,286	2,934
Total net increase (decrease)	$63,747	4,744	$21,425	1,608	$(71,489)	(5,286)	$13,683	1,066

Year ended December 31, 2024
Class 1	$5,008	386	$1,963	149	$(13,832)	(1,065)	$(6,861)	(530)
Class 1A	1,071	82	64	5	(316)	(25)	819	62
Class 2	5,061	388	2,714	208	(26,779)	(2,070)	(19,004)	(1,474)
Class 4	23,792	1,863	2,307	180	(15,540)	(1,226)	10,559	817
Total net increase (decrease)	$34,932	2,719	$7,048	542	$(56,467)	(4,386)	$(14,487)	(1,125)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	362

The Bond Fund of America

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$967,884	101,560	$301,425	31,796	$(1,549,531)	(162,304)	$(280,222)	(28,948)
Class 1A	78,228	8,287	12,103	1,287	(20,799)	(2,206)	69,532	7,368
Class 2	95,476	10,155	115,204	12,362	(327,900)	(34,938)	(117,220)	(12,421)
Class 4	277,694	29,681	56,394	6,089	(125,920)	(13,500)	208,168	22,270
Total net increase (decrease)	$1,419,282	149,683	$485,126	51,534	$(2,024,150)	(212,948)	$(119,742)	(11,731)

Year ended December 31, 2024
Class 1	$997,057	104,811	$303,806	32,314	$(1,023,095)	(106,864)	$277,768	30,261
Class 1A	30,267	3,210	8,908	955	(69,212)	(7,414)	(30,037)	(3,249)
Class 2	118,960	12,741	115,243	12,454	(268,162)	(28,438)	(33,959)	(3,243)
Class 4	297,378	31,907	45,913	4,990	(82,229)	(8,801)	261,062	28,096
Total net increase (decrease)	$1,443,662	152,669	$473,870	50,713	$(1,442,698)	(151,517)	$474,834	51,865

Capital World Bond Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$81,146	7,964	$19,172	1,887	$(113,554)	(11,168)	$(13,236)	(1,317)
Class 1A	6,629	658	837	83	(19,119)	(1,921)	(11,653)	(1,180)
Class 2	78,645	7,818	22,086	2,199	(148,416)	(14,851)	(47,685)	(4,834)
Class 4	24,427	2,456	2,211	224	(9,368)	(946)	17,270	1,734
Total net increase (decrease)	$190,847	18,896	$44,306	4,393	$(290,457)	(28,886)	$(55,304)	(5,597)

Year ended December 31, 2024
Class 1	$50,423	5,049	$15,387	1,561	$(110,677)	(11,006)	$(44,867)	(4,396)
Class 1A	39,370	4,030	983	100	(1,586)	(160)	38,767	3,970
Class 2	107,727	10,975	16,410	1,683	(141,037)	(14,229)	(16,900)	(1,571)
Class 4	13,021	1,348	1,135	119	(7,549)	(775)	6,607	692
Total net increase (decrease)	$210,541	21,402	$33,915	3,463	$(260,849)	(26,170)	$(16,393)	(1,305)

Refer to the end of the table(s) for footnote(s).

363	American Funds Insurance Series

American High-Income Trust

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$34,287	3,728	$16,202	1,746	$(29,101)	(3,085)	$21,388	2,389
Class 1A	5,913	617	438	47	(1,640)	(174)	4,711	490
Class 2	34,261	3,735	34,272	3,796	(79,188)	(8,621)	(10,655)	(1,090)
Class 3	292	31	495	53	(1,072)	(113)	(285)	(29)
Class 4	121,429	11,743	12,704	1,244	(57,610)	(5,614)	76,523	7,373
Total net increase (decrease)	$196,182	19,854	$64,111	6,886	$(168,611)	(17,607)	$91,682	9,133

Year ended December 31, 2024
Class 1	$9,340	1,009	$15,096	1,627	$(25,253)	(2,709)	$(817)	(73)
Class 1A	996	107	199	21	(720)	(77)	475	51
Class 2	18,069	1,979	35,146	3,885	(64,581)	(7,119)	(11,366)	(1,255)
Class 3	151	16	529	57	(1,201)	(130)	(521)	(57)
Class 4	93,982	9,271	8,335	821	(55,362)	(5,531)	46,955	4,561
Total net increase (decrease)	$122,538	12,382	$59,305	6,411	$(147,117)	(15,566)	$34,726	3,227

American Funds Mortgage Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$422	45	$803	85	$(161)	(17)	$1,064	113
Class 1A	765	83	136	15	(381)	(41)	520	57
Class 2	2,443	262	1,703	184	(6,870)	(736)	(2,724)	(290)
Class 4	17,888	1,929	2,473	270	(8,887)	(963)	11,474	1,236
Total net increase (decrease)	$21,518	2,319	$5,115	554	$(16,299)	(1,757)	$10,334	1,116

Year ended December 31, 2024
Class 1	$170	18	$804	87	$(279)	(30)	$695	75
Class 1A	976	105	121	13	(195)	(21)	902	97
Class 2	3,228	349	1,928	211	(5,636)	(603)	(480)	(43)
Class 4	18,316	1,981	2,148	239	(14,351)	(1,539)	6,113	681
Total net increase (decrease)	$22,690	2,453	$5,001	550	$(20,461)	(2,193)	$7,230	810

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	364

Ultra-Short Bond Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$12,058	1,051	$1,510	134		$(16,422)	(1,436)	$(2,854)	(251)
Class 1A	—	—	5	—	[2]	—	—	5	— [2]
Class 2	56,142	5,069	9,131	838		(94,607)	(8,552)	(29,334)	(2,645)
Class 3	305	27	156	14		(904)	(81)	(443)	(40)
Class 4	54,897	4,953	2,138	195		(54,897)	(4,931)	2,138	217
Total net increase (decrease)	$123,402	11,100	$12,940	1,181		$(166,830)	(15,000)	$(30,488)	(2,719)

Year ended December 31, 2024
Class 1	$16,477	1,429	$1,996	176		$(20,160)	(1,740)	$(1,687)	(135)
Class 1A	—	—	6	1		—	—	6	1
Class 2	57,235	5,128	12,858	1,175		(97,431)	(8,724)	(27,338)	(2,421)
Class 3	370	32	204	19		(841)	(74)	(267)	(23)
Class 4	19,303	1,714	2,569	233		(26,048)	(2,325)	(4,176)	(378)
Total net increase (decrease)	$93,385	8,303	$17,633	1,604		$(144,480)	(12,863)	$(33,462)	(2,956)

U.S. Government Securities Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$69,757	7,044	$11,280	1,145	$(96,647)	(9,743)	$(15,610)	(1,554)
Class 1A	34,073	3,475	12,377	1,264	(41,345)	(4,222)	5,105	517
Class 2	118,543	12,052	44,750	4,609	(191,505)	(19,527)	(28,212)	(2,866)
Class 3	420	42	212	22	(877)	(88)	(245)	(24)
Class 4	114,384	11,659	10,129	1,045	(86,038)	(8,789)	38,475	3,915
Total net increase (decrease)	$337,177	34,272	$78,748	8,085	$(416,412)	(42,369)	$(487)	(12)

Year ended December 31, 2024
Class 1	$68,973	6,957	$10,757	1,108	$(60,235)	(6,083)	$19,495	1,982
Class 1A	283,124	28,940	11,344	1,174	(6,503)	(659)	287,965	29,455
Class 2	101,793	10,487	42,550	4,440	(132,491)	(13,544)	11,852	1,383
Class 3	881	89	204	21	(1,780)	(181)	(695)	(71)
Class 4	72,367	7,407	7,920	827	(45,157)	(4,667)	35,130	3,567
Total net increase (decrease)	$527,138	53,880	$72,775	7,570	$(246,166)	(25,134)	$353,747	36,316

Managed Risk Growth Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P1	$906	67	$806	62	$(2,055)	(151)	$(343)	(22)
Class P2	11,175	851	27,821	2,164	(95,981)	(7,085)	(56,985)	(4,070)
Total net increase (decrease)	$12,081	918	$28,627	2,226	$(98,036)	(7,236)	$(57,328)	(4,092)

Year ended December 31, 2024
Class P1	$974	79	$93	8	$(2,663)	(220)	$(1,596)	(133)
Class P2	10,767	875	2,326	197	(100,353)	(8,347)	(87,260)	(7,275)
Total net increase (decrease)	$11,741	954	$2,419	205	$(103,016)	(8,567)	$(88,856)	(7,408)

Refer to the end of the table(s) for footnote(s).

365	American Funds Insurance Series

Managed Risk International Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P1	$128	15	$30	4	$(215)	(25)	$(57)	(6)
Class P2	3,091	371	1,450	178	(20,067)	(2,311)	(15,526)	(1,762)
Total net increase (decrease)	$3,219	386	$1,480	182	$(20,282)	(2,336)	$(15,583)	(1,768)

Year ended December 31, 2024
Class P1	$146	17	$29	3	$(232)	(27)	$(57)	(7)
Class P2	5,087	599	1,532	174	(14,961)	(1,722)	(8,342)	(949)
Total net increase (decrease)	$5,233	616	$1,561	177	$(15,193)	(1,749)	$(8,399)	(956)

Managed Risk Washington Mutual Investors Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P1	$169	14	$58	5	$(347)	(29)	$(120)	(10)
Class P2	6,854	561	5,902	497	(45,769)	(3,770)	(33,013)	(2,712)
Total net increase (decrease)	$7,023	575	$5,960	502	$(46,116)	(3,799)	$(33,133)	(2,722)

Year ended December 31, 2024
Class P1	$290	26	$53	5	$(607)	(54)	$(264)	(23)
Class P2	6,900	617	5,422	490	(51,492)	(4,594)	(39,170)	(3,487)
Total net increase (decrease)	$7,190	643	$5,475	495	$(52,099)	(4,648)	$(39,434)	(3,510)

Managed Risk Growth-Income Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P1	$28,162	1,984	$112,468	8,142	$(296,821)	(20,511)	$(156,191)	(10,385)
Class P2	3,550	249	15,647	1,145	(47,556)	(3,301)	(28,359)	(1,907)
Total net increase (decrease)	$31,712	2,233	$128,115	9,287	$(344,377)	(23,812)	$(184,550)	(12,292)

Year ended December 31, 2024
Class P1	$16,125	1,168	$58,164	4,309	$(346,171)	(25,246)	$(271,882)	(19,769)
Class P2	4,069	297	7,744	582	(53,124)	(3,920)	(41,311)	(3,041)
Total net increase (decrease)	$20,194	1,465	$65,908	4,891	$(399,295)	(29,166)	$(313,193)	(22,810)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	366

Managed Risk Asset Allocation Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P1	$26	2	$1,070	86	$(494)	(38)	$602	50
Class P2	18,388	1,464	167,196	13,947	(771,163)	(60,543)	(585,579)	(45,132)
Total net increase (decrease)	$18,414	1,466	$168,266	14,033	$(771,657)	(60,581)	$(584,977)	(45,082)

Year ended December 31, 2024
Class P1	$1,509	116	$365	29	$(1,325)	(108)	$549	37
Class P2	32,478	2,619	68,762	5,709	(396,241)	(32,260)	(295,001)	(23,932)
Total net increase (decrease)	$33,987	2,735	$69,127	5,738	$(397,566)	(32,368)	$(294,452)	(23,895)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Commencement of operations.

11. Ownership concentration

At December 31, 2025, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 16% and 12% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 16% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

In addition, American Funds Insurance Series - Managed Risk Growth Portfolio held aggregate ownership of 88% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund. The ownership percentage represents the seed money invested in the fund when it began operations. American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund began operations on November 15, 2024.

12. Investment transactions and other disclosures

The following tables present additional information for each fund for the year ended December 31, 2025 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$3,656,642	$1,452,423	$13,253,467	$4,365,483	$1,743,062	$4,143,311
Sales of investment securities*	4,157,232	1,904,785	15,938,916	5,008,755	1,945,071	4,942,962
Non-U.S. taxes paid on dividend income	6,075	1,809	5,326	13,842	6,486	1,223
Non-U.S. taxes (refunded) paid on interest income	13	(4)	—	—	73	—
Non-U.S. taxes refunded (paid) on realized gains	(575)	6,710	—	10,979	6,156	—
Non-U.S. taxes provided on unrealized appreciation	4,050	16,423	—	26,206	18,398	—

Refer to the end of the table(s) for footnote(s).

367	American Funds Insurance Series

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	GrowthIncome Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Purchases of investment securities*	$120,447	$858,369	$10,813,388	$175,002	$768,196	$19,856,310
Sales of investment securities*	40,880	1,049,450	14,833,476	191,476	769,516	23,654,064
Non-U.S. taxes paid on dividend income	—	1,944	4,363	879	1,935	4,168
Non-U.S. taxes (refunded) paid on interest income	—	3	—	—	—	—
Non-U.S. taxes refunded (paid) on realized gains	—	170	—	27	150	—
Non-U.S. taxes provided on unrealized appreciation	—	679	—	253	427	—

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Purchases of investment securities*	$317,783	$12,490,283	$1,356,541	$445,624	$450,360	$—
Sales of investment securities*	335,715	13,383,953	1,521,836	359,070	448,538	—
Non-U.S. taxes paid on dividend income	359	—	—	(9)	—	—
Non-U.S. taxes (refunded) paid on interest income	2	8	65	—	—	—
Non-U.S. taxes refunded (paid) on realized gains	163	—	384	—	—	—
Non-U.S. taxes provided on unrealized appreciation	166	—	133	—	—	—

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk GrowthIncome Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$3,759,879	$157,397	$17,979	$65,380	$583,778	$267,997
Sales of investment securities*	3,982,540	225,452	40,733	93,964	664,906	889,458

*	Excludes in-kind transactions, short-term securities and U.S. government obligations, if any.
American Funds Insurance Series	368

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Global Growth Fund
Class 1:
12/31/2025	$36.91	$.44	$6.92	$7.36	$(.60)	$(4.88)	$(5.48)	$38.79	21.98%	$4,115	.52%	.42%	1.18%
12/31/2024	33.92	.44	4.29	4.73	(.67)	(1.07)	(1.74)	36.91	13.94	3,589	.52	.41	1.20
12/31/2023	30.18	.36	6.30	6.66	(.37)	(2.55)	(2.92)	33.92	22.91	3,418	.52	.41	1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31)	(3.97)	(4.28)	30.18	(24.54)	3,104	.53	.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26)	(2.17)	(2.43)	45.46	16.72	4,270	.55	.54	.56
Class 1A:
12/31/2025	36.70	.30	6.90	7.20	(.55)	(4.88)	(5.43)	38.47	21.63	66	.77	.67	.81
12/31/2024	33.74	.35	4.26	4.61	(.58)	(1.07)	(1.65)	36.70	13.67	20	.77	.66	.95
12/31/2023	30.04	.28	6.26	6.54	(.29)	(2.55)	(2.84)	33.74	22.60	18	.77	.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22)	(3.97)	(4.19)	30.04	(24.73)	14	.78	.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18	.80	.79	.33
Class 2:
12/31/2025	36.37	.34	6.79	7.13	(.51)	(4.88)	(5.39)	38.11	21.62	3,725	.77	.67	.93
12/31/2024	33.44	.35	4.22	4.57	(.57)	(1.07)	(1.64)	36.37	13.68	3,512	.77	.66	.95
12/31/2023	29.79	.28	6.21	6.49	(.29)	(2.55)	(2.84)	33.44	22.60	3,522	.77	.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22)	(3.97)	(4.19)	29.79	(24.74)	3,234	.78	.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559	.80	.80	.30
Class 4:
12/31/2025	35.93	.24	6.70	6.94	(.44)	(4.88)	(5.32)	37.55	21.34	1,225	1.02	.92	.67
12/31/2024	33.08	.25	4.18	4.43	(.51)	(1.07)	(1.58)	35.93	13.39	937	1.02	.91	.69
12/31/2023	29.51	.20	6.14	6.34	(.22)	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14)	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07

Refer to the end of the table(s) for footnote(s).

369	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Global Small Capitalization Fund
Class 1:
12/31/2025	$18.15	$.16	$2.50	$2.66	$(.10)	$(.40)	$(.50)	$20.31	14.89%	$784	.70%	.65%	.84%
12/31/2024	18.57	.12	.34	.46	(.23)	(.65)	(.88)	18.15	2.59	942	.70	.67	.66
12/31/2023	16.22	.11	2.53	2.64	(.08)	(.21)	(.29)	18.57	16.45	1,001	.70	.65	.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916	.72	.69	.24
12/31/2021	32.64	(.02)	2.32	2.30	—	(.77)	(.77)	34.17	6.98	1,707	.74	.74	(.07)
Class 1A:
12/31/2025	17.88	.11	2.46	2.57	(.06)	(.40)	(.46)	19.99	14.63	6	.95	.90	.58
12/31/2024	18.31	.07	.34	.41	(.19)	(.65)	(.84)	17.88	2.34	5	.95	.92	.40
12/31/2023	16.00	.06	2.50	2.56	(.04)	(.21)	(.25)	18.31	16.15	5	.95	.90	.38
12/31/2022	33.93	— [4]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4	.97	.94	— [5]
12/31/2021	32.49	(.07)	2.28	2.21	—	(.77)	(.77)	33.93	6.73	5	.99	.99	(.21)
Class 2:
12/31/2025	17.05	.10	2.35	2.45	(.06)	(.40)	(.46)	19.04	14.64	1,757	.95	.90	.58
12/31/2024	17.50	.07	.32	.39	(.19)	(.65)	(.84)	17.05	2.33	1,733	.95	.92	.41
12/31/2023	15.30	.06	2.39	2.45	(.04)	(.21)	(.25)	17.50	16.17	1,879	.95	.90	.38
12/31/2022	32.94	— [4]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762	.97	.94	— [5]
12/31/2021	31.56	(.10)	2.25	2.15	—	(.77)	(.77)	32.94	6.74	2,521	.99	.99	(.30)
Class 4:
12/31/2025	17.01	.05	2.35	2.40	(.04)	(.40)	(.44)	18.97	14.33	407	1.20	1.15	.31
12/31/2024	17.46	.03	.32	.35	(.15)	(.65)	(.80)	17.01	2.12	310	1.20	1.17	.15
12/31/2023	15.28	.02	2.37	2.39	— [4]	(.21)	(.21)	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05)	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25)
12/31/2021	31.67	(.18)	2.24	2.06	—	(.77)	(.77)	32.96	6.43	344	1.24	1.24	(.53)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	370

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Growth Fund
Class 1:
12/31/2025	$127.47	$.36	$24.17	$24.53	$(.33)	$(10.61)	$(10.94)	$141.06	20.54%	$25,168	.34%	.27%
12/31/2024	99.44	.51	30.78	31.29	(.67)	(2.59)	(3.26)	127.47	31.96	21,469	.34	.45
12/31/2023	76.29	.57	28.16	28.73	(.54)	(5.04)	(5.58)	99.44	38.81	17,382	.35	.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53)	(14.31)	(14.84)	76.29	(29.75)	13,660	.35	.64
12/31/2021	120.22	.46	24.29	24.75	(.58)	(16.81)	(17.39)	127.58	22.30	19,783	.34	.37
Class 1A:
12/31/2025	126.11	.03	23.86	23.89	(.21)	(10.61)	(10.82)	139.18	20.24	458	.59	.02
12/31/2024	98.46	.22	30.43	30.65	(.41)	(2.59)	(3.00)	126.11	31.61	377	.59	.20
12/31/2023	75.61	.35	27.88	28.23	(.34)	(5.04)	(5.38)	98.46	38.47	280	.60	.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38)	(14.31)	(14.69)	75.61	(29.93)	187	.60	.45
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121	.59	.13
Class 2:
12/31/2025	125.79	.03	23.80	23.83	(.21)	(10.61)	(10.82)	138.80	20.24	21,576	.59	.02
12/31/2024	98.20	.22	30.34	30.56	(.38)	(2.59)	(2.97)	125.79	31.61	20,386	.59	.20
12/31/2023	75.41	.35	27.80	28.15	(.32)	(5.04)	(5.36)	98.20	38.49	17,879	.60	.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29)	(14.31)	(14.60)	75.41	(29.94)	14,452	.60	.38
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986	.59	.12
Class 3:
12/31/2025	128.88	.13	24.42	24.55	(.22)	(10.61)	(10.83)	142.60	20.32	293	.52	.09
12/31/2024	100.54	.30	31.09	31.39	(.46)	(2.59)	(3.05)	128.88	31.70	276	.52	.27
12/31/2023	77.09	.42	28.45	28.87	(.38)	(5.04)	(5.42)	100.54	38.56	236	.53	.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35)	(14.31)	(14.66)	77.09	(29.89)	188	.53	.45
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302	.52	.19
Class 4:
12/31/2025	122.38	(.29)	23.08	22.79	(.17)	(10.61)	(10.78)	134.39	19.93	7,184	.84	(.23)
12/31/2024	95.70	(.06)	29.52	29.46	(.19)	(2.59)	(2.78)	122.38	31.29	5,195	.84	(.06)
12/31/2023	73.64	.13	27.12	27.25	(.15)	(5.04)	(5.19)	95.70	38.13	3,522	.85	.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09)	(14.31)	(14.40)	73.64	(30.11)	2,409	.85	.14
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214	.84	(.13)

Refer to the end of the table(s) for footnote(s).

371	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
International Fund
Class 1:
12/31/2025	$17.84	$.35	$4.47	$4.82	$(.33)	$—	$(.33)	$22.33	27.04%	$3,364	.53%	1.79%
12/31/2024	17.50	.23	.38	.61	(.27)	—	(.27)	17.84	3.40	3,080	.52	1.26
12/31/2023	15.31	.25	2.20	2.45	(.26)	—	(.26)	17.50	16.12	3,353	.53	1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34)	(2.60)	(2.94)	15.31	(20.57)	3,157	.54	1.95
12/31/2021	23.64	.38	(.67)	(.29)	(.65)	—	(.65)	22.70	(1.23)	4,747	.55	1.57
Class 1A:
12/31/2025	17.75	.30	4.43	4.73	(.28)	—	(.28)	22.20	26.68	17	.78	1.50
12/31/2024	17.41	.18	.38	.56	(.22)	—	(.22)	17.75	3.17	13	.77	.99
12/31/2023	15.23	.21	2.19	2.40	(.22)	—	(.22)	17.41	15.85	12	.78	1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30)	(2.60)	(2.90)	15.23	(20.80)	10	.79	1.73
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	—	(.60)	22.61	(1.47)	12	.80	1.39
Class 2:
12/31/2025	17.75	.30	4.44	4.74	(.27)	—	(.27)	22.22	26.77	3,481	.78	1.54
12/31/2024	17.41	.19	.37	.56	(.22)	—	(.22)	17.75	3.16	3,238	.77	1.00
12/31/2023	15.23	.21	2.19	2.40	(.22)	—	(.22)	17.41	15.84	3,382	.78	1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30)	(2.60)	(2.90)	15.23	(20.79)	3,164	.79	1.71
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	—	(.59)	22.60	(1.49)	4,190	.80	1.35
Class 3:
12/31/2025	17.90	.32	4.48	4.80	(.29)	—	(.29)	22.41	26.85	16	.71	1.61
12/31/2024	17.56	.20	.37	.57	(.23)	—	(.23)	17.90	3.19	15	.70	1.08
12/31/2023	15.35	.22	2.22	2.44	(.23)	—	(.23)	17.56	15.99	17	.71	1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31)	(2.60)	(2.91)	15.35	(20.76)	16	.72	1.78
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	—	(.60)	22.76	(1.39)	21	.73	1.41
Class 4:
12/31/2025	17.46	.25	4.36	4.61	(.24)	—	(.24)	21.83	26.41	574	1.03	1.26
12/31/2024	17.13	.14	.37	.51	(.18)	—	(.18)	17.46	2.93	441	1.02	.74
12/31/2023	14.99	.16	2.16	2.32	(.18)	—	(.18)	17.13	15.56	415	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26)	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.47
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	—	(.54)	22.31	(1.71)	459	1.05	1.13

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	372

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
New World Fund
Class 1:
12/31/2025	$26.67	$.49	$6.93	$7.42	$(.41)	$(1.21)	$(1.62)	$32.47	28.60%	$2,103	.65%	.58%	1.66%
12/31/2024	25.48	.43	1.32	1.75	(.44)	(.12)	(.56)	26.67	6.86	1,800	.64	.57	1.60
12/31/2023	22.30	.40	3.19	3.59	(.41)	—	(.41)	25.48	16.22	1,778	.64	.57	1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39)	(2.34)	(2.73)	22.30	(21.86)	1,610	.68	.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36)	(1.07)	(1.43)	31.83	5.16	2,443	.74	.56	.88
Class 1A:
12/31/2025	26.53	.37	6.93	7.30	(.37)	(1.21)	(1.58)	32.25	28.27	32	.90	.83	1.25
12/31/2024	25.36	.36	1.31	1.67	(.38)	(.12)	(.50)	26.53	6.58	12	.89	.82	1.33
12/31/2023	22.19	.33	3.20	3.53	(.36)	—	(.36)	25.36	15.98	10	.89	.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32)	(2.34)	(2.66)	22.19	(22.09)	9	.93	.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12	.99	.81	.54
Class 2:
12/31/2025	26.33	.41	6.84	7.25	(.34)	(1.21)	(1.55)	32.03	28.29	941	.90	.83	1.41
12/31/2024	25.17	.36	1.30	1.66	(.38)	(.12)	(.50)	26.33	6.55	791	.89	.82	1.36
12/31/2023	22.02	.33	3.17	3.50	(.35)	—	(.35)	25.17	15.99	803	.89	.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32)	(2.34)	(2.66)	22.02	(22.10)	764	.93	.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086	.99	.81	.63
Class 4:
12/31/2025	26.09	.33	6.77	7.10	(.27)	(1.21)	(1.48)	31.71	27.92	971	1.15	1.08	1.16
12/31/2024	24.95	.29	1.28	1.57	(.31)	(.12)	(.43)	26.09	6.33	809	1.14	1.07	1.10
12/31/2023	21.84	.27	3.14	3.41	(.30)	—	(.30)	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27)	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38

Refer to the end of the table(s) for footnote(s).

373	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[3]
Washington Mutual Investors Fund
Class 1:
12/31/2025	$16.86	$.29	$2.52	$2.81	$(.29)	$(1.20)	$(1.49)	$18.18	17.50%	$6,435	.41%	.26%	1.66%
12/31/2024	14.49	.29	2.51	2.80	(.30)	(.13)	(.43)	16.86	19.40	6,269	.41	.26	1.78
12/31/2023	12.69	.28	1.92	2.20	(.28)	(.12)	(.40)	14.49	17.66	6,020	.41	.27	2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30)	(3.72)	(4.02)	12.69	(8.28)	5,507	.41	.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28)	—	(.28)	18.09	28.12	6,766	.42	.31	1.79
Class 1A:
12/31/2025	16.79	.24	2.51	2.75	(.25)	(1.20)	(1.45)	18.09	17.21	38	.66	.51	1.41
12/31/2024	14.43	.25	2.50	2.75	(.26)	(.13)	(.39)	16.79	19.15	29	.66	.51	1.53
12/31/2023	12.61	.23	1.92	2.15	(.21)	(.12)	(.33)	14.43	17.29	23	.66	.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23)	(3.72)	(3.95)	12.61	(8.45)	64	.66	.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26)	—	(.26)	17.96	27.70	169	.67	.53	1.62
Class 2:
12/31/2025	16.53	.24	2.46	2.70	(.24)	(1.20)	(1.44)	17.79	17.21	3,148	.66	.51	1.41
12/31/2024	14.21	.24	2.47	2.71	(.26)	(.13)	(.39)	16.53	19.14	3,002	.66	.51	1.53
12/31/2023	12.46	.24	1.88	2.12	(.25)	(.12)	(.37)	14.21	17.29	2,899	.66	.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26)	(3.72)	(3.98)	12.46	(8.45)	2,775	.66	.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24)	—	(.24)	17.83	27.78	3,426	.67	.56	1.54
Class 4:
12/31/2025	16.34	.20	2.42	2.62	(.21)	(1.20)	(1.41)	17.55	16.90	2,353	.91	.76	1.16
12/31/2024	14.06	.20	2.44	2.64	(.23)	(.13)	(.36)	16.34	18.85	1,766	.91	.76	1.28
12/31/2023	12.34	.20	1.86	2.06	(.22)	(.12)	(.34)	14.06	16.97	1,344	.91	.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24)	(3.72)	(3.96)	12.34	(8.69)	1,098	.91	.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21)	—	(.21)	17.71	27.51	1,104	.92	.81	1.30

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	374

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
U.S. Small and Mid Cap Equity Fund
Class 1:
12/31/2025	$9.71	$.10	$1.45	$1.55	$(.05)	$—	[4]	$(.05)	$11.21	15.95%	$88		.59%		.54%		.87%
12/31/2024[6,7]	10.00	.01	(.29)	(.28)	(.01)	—		(.01)	9.71	(2.81)[8]	—	[9]	.59	[10]	.54	[10]	.72	[10]
Class 1A:
12/31/2025	9.71	.08	1.46	1.54	(.04)	—	[4]	(.04)	11.21	15.93 [11]	—	[9]	.68	[11]	.54	[11]	.74	[11]
12/31/2024[6,7]	10.00	.01	(.29)	(.28)	(.01)	—		(.01)	9.71	(2.81)[8,11]	—	[9]	.59	[10,11]	.54	[10,11]	.72	[10,11]
Class 2:
12/31/2025	9.71	.08	1.46	1.54	(.04)	—	[4]	(.04)	11.21	15.93 [11]	—	[9]	.68	[11]	.54	[11]	.74	[11]
12/31/2024[6,7]	10.00	.01	(.29)	(.28)	(.01)	—		(.01)	9.71	(2.81)[8,11]	—	[9]	.59	[10,11]	.54	[10,11]	.72	[10,11]
Class 4:
12/31/2025	9.71	.07	1.47	1.54	(.03)	—	[4]	(.03)	11.22	15.88	12		.77		.63		.64
12/31/2024[6,7]	10.00	.01	(.29)	(.28)	(.01)	—		(.01)	9.71	(2.82)[8,11]	15		.59	[10,11]	.55	[10,11]	.71	[10,11]

Refer to the end of the table(s) for footnote(s).

375	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Capital World Growth and Income Fund
Class 1:
12/31/2025	$15.53	$.29	$3.51	$3.80	$(.28)	$(.61)	$(.89)	$18.44	25.16%	$622	.52%	.42%	1.70%
12/31/2024	13.85	.27	1.71	1.98	(.30)	—	(.30)	15.53	14.24	597	.52	.42	1.75
12/31/2023	11.67	.27	2.19	2.46	(.28)	—	(.28)	13.85	21.22	579	.52	.41	2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34)	(3.45)	(3.79)	11.67	(17.13)	548	.57	.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33)	(.40)	(.73)	18.42	15.03	812	.63	.47	2.14
Class 1A:
12/31/2025	15.44	.24	3.48	3.72	(.24)	(.61)	(.85)	18.31	24.79	12	.77	.67	1.43
12/31/2024	13.77	.23	1.70	1.93	(.26)	—	(.26)	15.44	14.00	8	.77	.67	1.50
12/31/2023	11.61	.23	2.18	2.41	(.25)	—	(.25)	13.77	20.87	7	.77	.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31)	(3.45)	(3.76)	11.61	(17.29)	6	.82	.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7	.88	.70	2.08
Class 2:
12/31/2025	15.49	.24	3.50	3.74	(.24)	(.61)	(.85)	18.38	24.80	1,090	.77	.67	1.45
12/31/2024	13.81	.23	1.71	1.94	(.26)	—	(.26)	15.49	14.00	1,015	.77	.67	1.51
12/31/2023	11.64	.23	2.18	2.41	(.24)	—	(.24)	13.81	20.88	1,040	.77	.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31)	(3.45)	(3.76)	11.64	(17.33)	983	.82	.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340	.88	.73	1.85
Class 4:
12/31/2025	15.08	.19	3.40	3.59	(.21)	(.61)	(.82)	17.85	24.46	363	1.02	.92	1.18
12/31/2024	13.46	.18	1.67	1.85	(.23)	—	(.23)	15.08	13.70	268	1.02	.92	1.25
12/31/2023	11.35	.19	2.14	2.33	(.22)	—	(.22)	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28)	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225	1.13	.97	1.65

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	376

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Growth-Income Fund
Class 1:
12/31/2025	$69.59	$.78	$10.25	$11.03	$(.76)	$(12.13)	$(12.89)	$67.73	18.37%	$25,780	.28%	1.17%
12/31/2024	59.26	.84	13.33	14.17	(.89)	(2.95)	(3.84)	69.59	24.55	24,476	.28	1.28
12/31/2023	50.21	.86	11.96	12.82	(.88)	(2.89)	(3.77)	59.26	26.47	22,319	.29	1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83)	(5.66)	(6.49)	50.21	(16.28)	19,692	.29	1.54
12/31/2021	55.38	.79	12.64	13.43	(.86)	(.60)	(1.46)	67.35	24.42	25,507	.29	1.28
Class 1A:
12/31/2025	69.10	.61	10.14	10.75	(.61)	(12.13)	(12.74)	67.11	18.06	54	.53	.92
12/31/2024	58.88	.67	13.24	13.91	(.74)	(2.95)	(3.69)	69.10	24.25	44	.53	1.02
12/31/2023	49.93	.72	11.87	12.59	(.75)	(2.89)	(3.64)	58.88	26.12	35	.54	1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70)	(5.66)	(6.36)	49.93	(16.48)	28	.54	1.30
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32	.53	1.04
Class 2:
12/31/2025	68.38	.60	10.03	10.63	(.60)	(12.13)	(12.73)	66.28	18.06	14,357	.53	.92
12/31/2024	58.30	.66	13.10	13.76	(.73)	(2.95)	(3.68)	68.38	24.23	13,882	.53	1.03
12/31/2023	49.46	.72	11.75	12.47	(.74)	(2.89)	(3.63)	58.30	26.14	12,894	.54	1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69)	(5.66)	(6.35)	49.46	(16.50)	11,508	.54	1.29
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319	.54	1.03
Class 3:
12/31/2025	69.76	.66	10.26	10.92	(.64)	(12.13)	(12.77)	67.91	18.13	163	.46	.99
12/31/2024	59.40	.72	13.36	14.08	(.77)	(2.95)	(3.72)	69.76	24.32	155	.46	1.10
12/31/2023	50.33	.77	11.97	12.74	(.78)	(2.89)	(3.67)	59.40	26.23	142	.47	1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73)	(5.66)	(6.39)	50.33	(16.43)	125	.47	1.36
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166	.47	1.10
Class 4:
12/31/2025	67.14	.43	9.80	10.23	(.47)	(12.13)	(12.60)	64.77	17.77	3,273	.78	.67
12/31/2024	57.34	.49	12.86	13.35	(.60)	(2.95)	(3.55)	67.14	23.93	2,698	.78	.78
12/31/2023	48.72	.57	11.57	12.14	(.63)	(2.89)	(3.52)	57.34	25.82	2,062	.79	1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57)	(5.66)	(6.23)	48.72	(16.70)	1,630	.79	1.05
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928	.79	.79

Refer to the end of the table(s) for footnote(s).

377	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
International Growth and Income Fund
Class 1:
12/31/2025	$10.19	$.33	$3.31	$3.64	$(.34)	$—	$(.34)	$13.49	35.83%	$35	.57%	.57%	2.68%
12/31/2024	10.10	.28	.10	.38	(.29)	—	(.29)	10.19	3.64	17	.57	.57	2.62
12/31/2023	8.94	.27	1.15	1.42	(.26)	—	(.26)	10.10	16.08	15	.56	.55	2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28)	(7.70)	(7.98)	8.94	(15.00)	13	.64	.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46)	—	(.46)	19.62	5.64	30	.67	.67	2.70
Class 1A:
12/31/2025	9.91	.28	3.21	3.49	(.31)	—	(.31)	13.09	35.35	9	.81	.81	2.40
12/31/2024	9.83	.24	.10	.34	(.26)	—	(.26)	9.91	3.39	6	.82	.82	2.34
12/31/2023	8.70	.24	1.13	1.37	(.24)	—	(.24)	9.83	15.92	6	.81	.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29)	(7.70)	(7.99)	8.70	(15.31)	5	.88	.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60)	—	(.60)	19.39	5.39	6	.94	.92	2.50
Class 2:
12/31/2025	9.91	.28	3.22	3.50	(.31)	—	(.31)	13.10	35.41	172	.81	.81	2.44
12/31/2024	9.82	.25	.10	.35	(.26)	—	(.26)	9.91	3.48	150	.82	.82	2.40
12/31/2023	8.70	.24	1.12	1.36	(.24)	—	(.24)	9.82	15.76	165	.81	.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29)	(7.70)	(7.99)	8.70	(15.25)	162	.88	.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58)	—	(.58)	19.38	5.37	211	.93	.92	2.44
Class 4:
12/31/2025	9.74	.25	3.16	3.41	(.28)	—	(.28)	12.87	35.09	189	1.06	1.06	2.18
12/31/2024	9.67	.22	.09	.31	(.24)	—	(.24)	9.74	3.11	150	1.07	1.07	2.13
12/31/2023	8.56	.21	1.12	1.33	(.22)	—	(.22)	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26)	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54)	—	(.54)	19.23	5.09	132	1.18	1.17	2.21

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	378

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Capital Income Builder
Class 1:
12/31/2025	$12.39	$.45	$2.09	$2.54	$(.44)	$—	$(.44)	$14.49	20.69%	$841	.40%	.27%	3.29%
12/31/2024	11.63	.42	.79	1.21	(.45)	—	(.45)	12.39	10.45	709	.40	.27	3.44
12/31/2023	10.99	.41	.59	1.00	(.36)	—	(.36)	11.63	9.28	660	.40	.26	3.68
12/31/2022	12.17	.37	(1.21)	(.84)	(.34)	—	(.34)	10.99	(6.90)	586	.44	.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35)	—	(.35)	12.17	15.31	563	.53	.27	3.19
Class 1A:
12/31/2025	12.38	.41	2.10	2.51	(.41)	—	(.41)	14.48	20.42	15	.65	.52	3.04
12/31/2024	11.62	.39	.79	1.18	(.42)	—	(.42)	12.38	10.19	13	.65	.52	3.17
12/31/2023	10.98	.38	.59	.97	(.33)	—	(.33)	11.62	9.01	10	.65	.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85)	(.32)	—	(.32)	10.98	(7.06)	10	.69	.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32)	—	(.32)	12.15	14.95	10	.78	.52	2.94
Class 2:
12/31/2025	12.38	.41	2.10	2.51	(.41)	—	(.41)	14.48	20.41	23	.65	.52	3.04
12/31/2024	11.62	.39	.79	1.18	(.42)	—	(.42)	12.38	10.19	18	.65	.52	3.18
12/31/2023	10.98	.38	.59	.97	(.33)	—	(.33)	11.62	9.01	15	.65	.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86)	(.32)	—	(.32)	10.98	(7.13)	13	.69	.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32)	—	(.32)	12.16	14.94	13	.78	.52	2.93
Class 4:
12/31/2025	12.36	.38	2.09	2.47	(.37)	—	(.37)	14.46	20.16	781	.90	.77	2.79
12/31/2024	11.60	.36	.79	1.15	(.39)	—	(.39)	12.36	9.93	629	.90	.77	2.93
12/31/2023	10.96	.35	.59	.94	(.30)	—	(.30)	11.60	8.75	566	.90	.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89)	(.29)	—	(.29)	10.96	(7.37)	530	.94	.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29)	—	(.29)	12.14	14.68	559	1.03	.77	2.69

Refer to the end of the table(s) for footnote(s).

379	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1] Net gains			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	(losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Asset Allocation Fund
Class 1:
12/31/2025	$26.04	$.59	$3.39	$3.98	$(.60)	$(1.91)	$(2.51)	$27.51	16.16%	$15,919	.30%	2.24%
12/31/2024	23.86	.60	3.29	3.89	(.61)	(1.10)	(1.71)	26.04	16.73	16,023	.30	2.36
12/31/2023	22.20	.57	2.54	3.11	(.56)	(.89)	(1.45)	23.86	14.55	15,555	.30	2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51)	(2.65)	(3.16)	22.20	(13.19)	15,138	.30	2.15
12/31/2021	26.50	.48	3.54	4.02	(.50)	(.94)	(1.44)	29.08	15.40	18,836	.30	1.71
Class 1A:
12/31/2025	25.88	.52	3.36	3.88	(.54)	(1.91)	(2.45)	27.31	15.86	56	.55	1.98
12/31/2024	23.74	.54	3.26	3.80	(.56)	(1.10)	(1.66)	25.88	16.41	42	.55	2.12
12/31/2023	22.10	.51	2.53	3.04	(.51)	(.89)	(1.40)	23.74	14.32	32	.55	2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46)	(2.65)	(3.11)	22.10	(13.43)	27	.55	1.95
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24	.55	1.49
Class 2:
12/31/2025	25.65	.52	3.32	3.84	(.53)	(1.91)	(2.44)	27.05	15.85	4,401	.55	1.99
12/31/2024	23.53	.53	3.24	3.77	(.55)	(1.10)	(1.65)	25.65	16.44	4,340	.55	2.11
12/31/2023	21.91	.50	2.52	3.02	(.51)	(.89)	(1.40)	23.53	14.27	4,261	.55	2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45)	(2.65)	(3.10)	21.91	(13.41)	4,228	.55	1.90
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473	.55	1.46
Class 3:
12/31/2025	26.08	.55	3.38	3.93	(.55)	(1.91)	(2.46)	27.55	15.94	35	.48	2.06
12/31/2024	23.90	.56	3.29	3.85	(.57)	(1.10)	(1.67)	26.08	16.52	32	.48	2.18
12/31/2023	22.23	.53	2.55	3.08	(.52)	(.89)	(1.41)	23.90	14.37	30	.48	2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47)	(2.65)	(3.12)	22.23	(13.37)	28	.48	1.97
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36	.48	1.53
Class 4:
12/31/2025	25.41	.45	3.29	3.74	(.47)	(1.91)	(2.38)	26.77	15.59	7,264	.80	1.74
12/31/2024	23.34	.46	3.20	3.66	(.49)	(1.10)	(1.59)	25.41	16.11	6,649	.80	1.87
12/31/2023	21.75	.44	2.49	2.93	(.45)	(.89)	(1.34)	23.34	14.02	5,807	.80	1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39)	(2.65)	(3.04)	21.75	(13.66)	5,380	.80	1.66
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337	.80	1.22

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	380

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
American Funds Global Balanced Fund
Class 1:
12/31/2025	$12.96	$.36	$1.84	$2.20	$(.22)	$(.53)	$(.75)	$14.41	17.42%	$97	.52%	.51%	2.63%
12/31/2024	12.37	.34	.52	.86	(.27)	—	(.27)	12.96	6.90	95	.52	.51	2.63
12/31/2023	12.55	.33	1.29	1.62	(.23)	(1.57)	(1.80)	12.37	14.05	98	.53	.52	2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07)	(.07)	12.55	(14.33)	96	.59	.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19)	(.82)	(1.01)	14.73	11.05	120	.73	.73	1.24
Class 1A:
12/31/2025	12.87	.32	1.84	2.16	(.19)	(.53)	(.72)	14.31	17.21	4	.78	.76	2.36
12/31/2024	12.30	.30	.51	.81	(.24)	—	(.24)	12.87	6.57	4	.78	.77	2.35
12/31/2023	12.49	.29	1.30	1.59	(.21)	(1.57)	(1.78)	12.30	13.77	3	.78	.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07)	(.07)	12.49	(14.56)	3	.84	.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4	.98	.98	1.02
Class 2:
12/31/2025	12.89	.32	1.84	2.16	(.19)	(.53)	(.72)	14.33	17.14	147	.77	.76	2.38
12/31/2024	12.31	.31	.50	.81	(.23)	—	(.23)	12.89	6.58	149	.77	.76	2.38
12/31/2023	12.49	.30	1.29	1.59	(.20)	(1.57)	(1.77)	12.31	13.83	160	.78	.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07)	(.07)	12.49	(14.56)	158	.84	.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208	.98	.98	1.01
Class 4:
12/31/2025	12.66	.28	1.82	2.10	(.17)	(.53)	(.70)	14.06	16.96	202	1.03	1.01	2.10
12/31/2024	12.10	.27	.50	.77	(.21)	—	(.21)	12.66	6.32	144	1.02	1.01	2.12
12/31/2023	12.32	.26	1.27	1.53	(.18)	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07)	(.07)	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135	1.23	1.23	.77

Refer to the end of the table(s) for footnote(s).

381	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
The Bond Fund of America
Class 1:
12/31/2025	$9.27	$.43	$.25	$.68	$(.43)	$—	$(.43)	$9.52	7.40%	$6,909	.39%	.24%	4.54%
12/31/2024	9.54	.44	(.29)	.15	(.42)	—	(.42)	9.27	1.50	6,992	.39	.24	4.60
12/31/2023	9.41	.39	.09	.48	(.35)	—	(.35)	9.54	5.21	6,908	.39	.20	4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32)	(.12)	(.44)	9.41	(12.26)	6,370	.39	.20	3.09
12/31/2021	11.89	.21	(.23)	(.02)	(.19)	(.47)	(.66)	11.21	(.14)	8,555	.39	.26	1.84
Class 1A:
12/31/2025	9.20	.41	.25	.66	(.41)	—	(.41)	9.45	7.24	297	.64	.49	4.28
12/31/2024	9.47	.41	(.29)	.12	(.39)	—	(.39)	9.20	1.23	221	.64	.49	4.35
12/31/2023	9.35	.37	.08	.45	(.33)	—	(.33)	9.47	4.89	258	.64	.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31)	(.12)	(.43)	9.35	(12.49)	220	.64	.45	3.15
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12	.64	.51	1.59
Class 2:
12/31/2025	9.12	.40	.26	.66	(.41)	—	(.41)	9.37	7.26	2,724	.64	.49	4.29
12/31/2024	9.40	.41	(.30)	.11	(.39)	—	(.39)	9.12	1.16	2,766	.64	.49	4.35
12/31/2023	9.27	.36	.10	.46	(.33)	—	(.33)	9.40	5.02	2,879	.64	.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29)	(.12)	(.41)	9.27	(12.58)	2,844	.64	.45	2.84
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729	.64	.52	1.57
Class 4:
12/31/2025	9.07	.38	.25	.63	(.39)	—	(.39)	9.31	6.98	1,426	.89	.74	4.04
12/31/2024	9.35	.38	(.29)	.09	(.37)	—	(.37)	9.07	.98	1,188	.89	.74	4.10
12/31/2023	9.23	.34	.09	.43	(.31)	—	(.31)	9.35	4.72	963	.89	.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27)	(.12)	(.39)	9.23	(12.75)	787	.89	.70	2.61
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891	.89	.76	1.34

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	382

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
Capital World Bond Fund
Class 1:
12/31/2025	$9.63	$.41	$.51	$.92	$(.33)	$—	$(.33)	$10.22	9.55%	$611	.48%	.48%	4.07%
12/31/2024	10.16	.42	(.70)	(.28)	(.25)	—	(.25)	9.63	(2.76)	588	.48	.48	4.20
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665	.48	.48	3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03)	(.16)	(.19)	9.55	(17.43)	663	.51	.48	2.43
12/31/2021	12.94	.25	(.85)	(.60)	(.24)	(.31)	(.55)	11.79	(4.73)	988	.60	.50	2.06
Class 1A:
12/31/2025	9.54	.39	.50	.89	(.30)	—	(.30)	10.13	9.31	30	.73	.73	3.84
12/31/2024	10.08	.40	(.69)	(.29)	(.25)	—	(.25)	9.54	(2.97)	39	.74	.74	4.05
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1	.73	.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02)	(.16)	(.18)	9.50	(17.69)	1	.76	.73	2.19
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1	.85	.75	1.85
Class 2:
12/31/2025	9.52	.38	.50	.88	(.30)	—	(.30)	10.10	9.39	758	.73	.73	3.82
12/31/2024	10.03	.39	(.69)	(.30)	(.21)	—	(.21)	9.52	(3.04)	761	.73	.73	3.95
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817	.73	.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02)	(.16)	(.18)	9.45	(17.70)	765	.76	.73	2.18
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030	.85	.75	1.82
Class 4:
12/31/2025	9.37	.35	.49	.84	(.28)	—	(.28)	9.93	9.03	81	.98	.98	3.56
12/31/2024	9.88	.36	(.68)	(.32)	(.19)	—	(.19)	9.37	(3.32)	60	.98	.98	3.70
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57	.98	.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02)	(.16)	(.18)	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66	1.10	1.00	1.57

Refer to the end of the table(s) for footnote(s).

383	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]	Ratio of expenses to average net assets after waivers/ reimbursements[2,3]	Ratio of net income (loss) to average net assets[2]
American High-Income Trust
Class 1:
12/31/2025	$9.19	$.64	$.13	$.77	$(.63)	$—	$(.63)	$9.33	8.52%	$255	.45%	.33%	6.81%
12/31/2024	8.94	.65	.24	.89	(.64)	—	(.64)	9.19	9.92	229	.45	.32	6.96
12/31/2023	8.53	.63	.43	1.06	(.65)	—	(.65)	8.94	12.69	223	.45	.31	7.10
12/31/2022	10.19	.56	(1.47)	(.91)	(.75)	—	(.75)	8.53	(9.01)	224	.47	.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46)	—	(.46)	10.19	8.74	278	.53	.37	4.95
Class 1A:
12/31/2025	9.15	.61	.13	.74	(.62)	—	(.62)	9.27	8.19	8	.70	.58	6.50
12/31/2024	8.90	.62	.25	.87	(.62)	—	(.62)	9.15	9.73	3	.70	.57	6.71
12/31/2023	8.51	.61	.41	1.02	(.63)	—	(.63)	8.90	12.40	3	.70	.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93)	(.72)	—	(.72)	8.51	(9.29)	1	.72	.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44)	—	(.44)	10.16	8.42	1	.78	.64	4.75
Class 2:
12/31/2025	8.96	.60	.13	.73	(.61)	—	(.61)	9.08	8.24	533	.70	.58	6.57
12/31/2024	8.73	.61	.23	.84	(.61)	—	(.61)	8.96	9.67	536	.70	.57	6.70
12/31/2023	8.35	.59	.41	1.00	(.62)	—	(.62)	8.73	12.45	533	.70	.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91)	(.72)	—	(.72)	8.35	(9.26)	521	.72	.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44)	—	(.44)	9.98	8.42	673	.78	.65	4.80
Class 3:
12/31/2025	9.25	.63	.13	.76	(.62)	—	(.62)	9.39	8.26	8	.63	.51	6.64
12/31/2024	8.99	.63	.25	.88	(.62)	—	(.62)	9.25	9.79	8	.63	.50	6.77
12/31/2023	8.58	.61	.43	1.04	(.63)	—	(.63)	8.99	12.54	8	.63	.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93)	(.73)	—	(.73)	8.58	(9.25)	9	.65	.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44)	—	(.44)	10.24	8.60	10	.71	.58	4.86
Class 4:
12/31/2025	10.07	.65	.14	.79	(.59)	—	(.59)	10.27	7.93	235	.95	.83	6.29
12/31/2024	9.75	.65	.27	.92	(.60)	—	(.60)	10.07	9.39	156	.95	.82	6.45
12/31/2023	9.26	.63	.46	1.09	(.60)	—	(.60)	9.75	12.18	107	.95	.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70)	—	(.70)	9.26	(9.53)	77	.97	.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41)	—	(.41)	10.99	8.18	90	1.03	.89	4.52

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	384

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements	Ratio of expenses to average net assets after waivers/ reimbursements[2]	Ratio of net income (loss) to average net assets[2]
American Funds Mortgage Fund
Class 1:
12/31/2025	$9.08	$.46	$.34	$.80	$(.42)	$—	$(.42)	$9.46	8.92%	$19	.39%	.32%	4.84%
12/31/2024	9.44	.47	(.38)	.09	(.45)	—	(.45)	9.08	.93	17	.39	.31	5.04
12/31/2023	9.45	.45	(.08)	.37	(.38)	—	(.38)	9.44	4.03	17	.41	.29	4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15)	—	(.15)	9.45	(9.76)	1	.45	.25	.70
12/31/2021	11.11	.06	(.09)	(.03)	(.08)	(.37)	(.45)	10.63	(.32)	231	.49	.29	.58
Class 1A:
12/31/2025	8.96	.43	.33	.76	(.40)	—	(.40)	9.32	8.57	3	.64	.57	4.59
12/31/2024	9.32	.44	(.37)	.07	(.43)	—	(.43)	8.96	.74	3	.64	.56	4.78
12/31/2023	9.34	.41	(.07)	.34	(.36)	—	(.36)	9.32	3.72	2	.65	.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20)	—	(.20)	9.34	(10.03)	2	.69	.54	1.91
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2	.74	.54	.33
Class 2:
12/31/2025	8.98	.43	.34	.77	(.40)	—	(.40)	9.35	8.63	41	.64	.56	4.60
12/31/2024	9.34	.45	(.38)	.07	(.43)	—	(.43)	8.98	.68	42	.64	.56	4.79
12/31/2023	9.36	.41	(.07)	.34	(.36)	—	(.36)	9.34	3.68	44	.64	.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20)	—	(.20)	9.36	(9.94)	46	.69	.54	1.87
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58	.74	.54	.33
Class 4:
12/31/2025	8.86	.40	.33	.73	(.38)	—	(.38)	9.21	8.32	63	.89	.82	4.33
12/31/2024	9.23	.42	(.38)	.04	(.41)	—	(.41)	8.86	.35	49	.89	.82	4.53
12/31/2023	9.25	.38	(.06)	.32	(.34)	—	(.34)	9.23	3.51	45	.90	.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18)	—	(.18)	9.25	(10.16)	40	.94	.79	1.66
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43	.99	.79	.08

Refer to the end of the table(s) for footnote(s).

385	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1] Net gains				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	(losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)		Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Ultra-Short Bond Fund
Class 1:
12/31/2025	$11.31	$.46	$.01		$.47	$(.50)	$—	$(.50)	$11.28	4.15%	$36		.31%	4.01%
12/31/2024	11.35	.58	(.01)		.57	(.61)	—	(.61)	11.31	5.08	39		.30	4.98
12/31/2023	11.35	.55	.01		.56	(.56)	—	(.56)	11.35	4.94	40		.30	4.81
12/31/2022	11.27	.17	(.01)		.16	(.08)	—	(.08)	11.35	1.42	51		.32	1.48
12/31/2021	11.31	(.03)	(.01)		(.04)	—	—	—	11.27	(.35)	37		.37	(.28)
Class 1A:
12/31/2025	11.31	.43	.01		.44	(.47)	—	(.47)	11.28	3.92	—	[9]	.53	3.78
12/31/2024	11.35	.55	—	[4]	.55	(.59)	—	(.59)	11.31	4.86	—	[9]	.53	4.74
12/31/2023	11.35	.54	—		.54	(.54)	—	(.54)	11.35	4.79	—	[9]	.53	4.69
12/31/2022	11.28	.16	(.01)		.15	(.08)	—	(.08)	11.35	1.32	—	[9]	.31	1.40
12/31/2021	11.31	(.03)	—	[4]	(.03)	—	—	—	11.28	(.27)	—	[9]	.36	(.28)
Class 2:
12/31/2025	10.93	.42	—	[4]	.42	(.47)	—	(.47)	10.88	3.83	215		.56	3.77
12/31/2024	10.98	.53	—	[4]	.53	(.58)	—	(.58)	10.93	4.89	245		.55	4.73
12/31/2023	11.00	.51	—	[4]	.51	(.53)	—	(.53)	10.98	4.64	273		.55	4.56
12/31/2022	10.93	.13	—	[4]	.13	(.06)	—	(.06)	11.00	1.17	297		.57	1.23
12/31/2021	10.99	(.06)	—	[4]	(.06)	—	—	—	10.93	(.55)	245		.62	(.53)
Class 3:
12/31/2025	11.08	.43	—	[4]	.43	(.48)	—	(.48)	11.03	3.86	4		.49	3.84
12/31/2024	11.13	.54	—	[4]	.54	(.59)	—	(.59)	11.08	4.91	4		.48	4.79
12/31/2023	11.14	.52	.01		.53	(.54)	—	(.54)	11.13	4.75	4		.48	4.64
12/31/2022	11.07	.13	—	[4]	.13	(.06)	—	(.06)	11.14	1.19	4		.50	1.19
12/31/2021	11.12	(.05)	—	[4]	(.05)	—	—	—	11.07	(.45)	5		.55	(.46)
Class 4:
12/31/2025	11.00	.39	—	[4]	.39	(.43)	—	(.43)	10.96	3.59	53		.81	3.52
12/31/2024	11.05	.50	.01		.51	(.56)	—	(.56)	11.00	4.62	51		.80	4.47
12/31/2023	11.05	.48	.01		.49	(.49)	—	(.49)	11.05	4.44	56		.80	4.28
12/31/2022	11.00	.12	(.03)		.09	(.04)	—	(.04)	11.05	.83	80		.82	1.05
12/31/2021	11.08	(.09)	.01		(.08)	—	—	—	11.00	(.72)	46		.87	(.79)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	386

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements	Ratio of expenses to average net assets after waivers/ reimbursements[2]	Ratio of net income (loss) to average net assets[2]
U.S. Government Securities Fund
Class 1:
12/31/2025	$9.59	$.43	$.33	$.76	$(.45)	$—	$(.45)	$9.90	8.01%	$261	.33%	.26%	4.35%
12/31/2024	9.91	.45	(.35)	.10	(.42)	—	(.42)	9.59	.99	268	.33	.27	4.53
12/31/2023	9.99	.40	(.09)	.31	(.39)	—	(.39)	9.91	3.21	257	.33	.21	4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44)	—	(.44)	9.99	(10.75)	242	.36	.22	2.90
12/31/2021	13.04	.18	(.26)	(.08)	(.18)	(1.11)	(1.29)	11.67	(.44)	522	.39	.29	1.50
Class 1A:
12/31/2025	9.53	.41	.33	.74	(.43)	—	(.43)	9.84	7.80	300	.58	.51	4.10
12/31/2024	9.87	.42	(.35)	.07	(.41)	—	(.41)	9.53	.70	286	.58	.51	4.23
12/31/2023	9.96	.38	(.10)	.28	(.37)	—	(.37)	9.87	2.88	5	.58	.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41)	—	(.41)	9.96	(10.93)	4	.60	.47	2.70
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5	.64	.53	1.28
Class 2:
12/31/2025	9.46	.40	.33	.73	(.43)	—	(.43)	9.76	7.75	1,056	.58	.51	4.10
12/31/2024	9.78	.42	(.34)	.08	(.40)	—	(.40)	9.46	.75	1,051	.58	.52	4.28
12/31/2023	9.87	.37	(.09)	.28	(.37)	—	(.37)	9.78	2.89	1,073	.58	.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41)	—	(.41)	9.87	(10.95)	1,059	.61	.47	2.69
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391	.64	.54	1.24
Class 3:
12/31/2025	9.62	.42	.32	.74	(.43)	—	(.43)	9.93	7.78	5	.51	.44	4.17
12/31/2024	9.94	.43	(.35)	.08	(.40)	—	(.40)	9.62	.79	5	.51	.44	4.35
12/31/2023	10.02	.39	(.10)	.29	(.37)	—	(.37)	9.94	3.00	6	.51	.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41)	—	(.41)	10.02	(10.90)	6	.54	.40	2.76
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9	.57	.47	1.31
Class 4:
12/31/2025	9.44	.38	.33	.71	(.41)	—	(.41)	9.74	7.54	255	.83	.76	3.85
12/31/2024	9.77	.39	(.34)	.05	(.38)	—	(.38)	9.44	.44	210	.83	.77	4.02
12/31/2023	9.86	.35	(.10)	.25	(.34)	—	(.34)	9.77	2.62	183	.83	.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38)	—	(.38)	9.86	(11.19)	190	.85	.72	2.45
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238	.89	.79	.98

Refer to the end of the table(s) for footnote(s).

387	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[12]	Ratio of expenses to average net assets after waivers/ reimbursements[2,12]	Net effective expense ratio[2,13,14]	Ratio of net income (loss) to average net assets[2]
Managed Risk Growth Fund
Class P1:
12/31/2025	$13.35	$.06	$1.67	$1.73	$(.25)	$(.57)	$(.82)	$14.26	13.63%	$14	.38%	.36%	.67%	.47%
12/31/2024	10.86	.10	2.48	2.58	(.09)	—	(.09)	13.35	23.82	14	.42	.37	.69	.81
12/31/2023	11.37	.08	2.28	2.36	(.08)	(2.79)	(2.87)	10.86	23.77	13	.42	.37	.70	.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22)	(2.54)	(2.76)	11.37	(24.62)	9	.41	.36	.68	.47
12/31/2021	17.25	.04	2.16	2.20	(.18)	(.74)	(.92)	18.53	13.08	13	.41	.36	.69	.19
Class P2:
12/31/2025	13.19	.03	1.66	1.69	(.19)	(.57)	(.76)	14.12	13.41	491	.63	.62	.93	.21
12/31/2024	10.73	.06	2.46	2.52	(.06)	—	(.06)	13.19	23.50	513	.67	.62	.94	.52
12/31/2023	11.28	.05	2.26	2.31	(.07)	(2.79)	(2.86)	10.73	23.50	495	.67	.62	.95	.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18)	(2.54)	(2.72)	11.28	(24.88)	445	.67	.62	.94	.20
12/31/2021	17.11	(.01)	2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584	.67	.62	.95	(.07)
Managed Risk International Fund
Class P1:
12/31/2025	$8.23	$.14	$1.10	$1.24	$(.13)	$—	$(.13)	$9.34	15.33%	$2	.41%	.36%	.83%	1.58%
12/31/2024	8.36	.13	(.12)	.01	(.14)	—	(.14)	8.23	(.05)	2	.46	.37	.84	1.50
12/31/2023	8.61	.13	.41	.54	(.15)	(.64)	(.79)	8.36	6.36	2	.46	.36	.84	1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34)	—	(.34)	8.61	(15.27)	2	.44	.37	.85	1.70
12/31/2021	11.07	.24	(.67)	(.43)	(.09)	—	(.09)	10.55	(3.92)	2	.44	.36	.86	2.12
Class P2:
12/31/2025	8.18	.10	1.12	1.22	(.11)	—	(.11)	9.29	15.09	111	.68	.63	1.10	1.23
12/31/2024	8.32	.10	(.13)	(.03)	(.11)	—	(.11)	8.18	(.45)	112	.72	.63	1.10	1.19
12/31/2023	8.58	.10	.42	.52	(.14)	(.64)	(.78)	8.32	6.22	122	.73	.63	1.11	1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28)	—	(.28)	8.58	(15.54)	124	.70	.63	1.11	1.36
12/31/2021	10.99	.20	(.65)	(.45)	(.06)	—	(.06)	10.48	(4.13)	160	.71	.63	1.13	1.79
Managed Risk Washington Mutual Investors Fund
Class P1:
12/31/2025	$11.76	$.20	$1.07	$1.27	$(.26)	$—	$(.26)	$12.77	10.95%	$3	.37%	.36%	.61%	1.64%
12/31/2024	10.50	.20	1.28	1.48	(.22)	—	(.22)	11.76	14.20	3	.41	.36	.61	1.80
12/31/2023	11.24	.20	.79	.99	(.24)	(1.49)	(1.73)	10.50	10.04	3	.42	.37	.63	1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56)	—	(.56)	11.24	(8.92)	3	.41	.36	.60	1.96
12/31/2021	11.24	.16	1.79	1.95	(.24)	—	(.24)	12.95	17.46	2	.41	.36	.66	1.33
Class P2:
12/31/2025	11.69	.16	1.07	1.23	(.23)	—	(.23)	12.69	10.65	312	.64	.63	.88	1.34
12/31/2024	10.43	.17	1.28	1.45	(.19)	—	(.19)	11.69	13.99	319	.68	.63	.88	1.51
12/31/2023	11.18	.18	.77	.95	(.21)	(1.49)	(1.70)	10.43	9.73	322	.68	.63	.89	1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52)	—	(.52)	11.18	(9.16)	321	.67	.62	.86	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20)	—	(.20)	12.88	17.11	371	.68	.62	.92	.91

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	388

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[12]	Ratio of expenses to average net assets after waivers/ reimbursements[2,12]	Net effective expense ratio[2,13,14]	Ratio of net income (loss) to average net assets[2]
Managed Risk Growth-Income Fund
Class P1:
12/31/2025	$14.35	$.20	$1.36	$1.56	$(.34)	$(.56)	$(.90)	$15.01	11.45%	$1,834	.37%	.36%	.63%	1.35%
12/31/2024	12.53	.21	2.02	2.23	(.23)	(.18)	(.41)	14.35	18.03	1,903	.41	.36	.63	1.55
12/31/2023	12.51	.20	1.65	1.85	(.21)	(1.62)	(1.83)	12.53	16.17	1,910	.41	.36	.63	1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30)	(.31)	(.61)	12.51	(16.74)	1,833	.41	.36	.62	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21)	(.20)	(.41)	15.73	15.32	2,328	.41	.36	.64	.96
Class P2:
12/31/2025	14.25	.16	1.35	1.51	(.30)	(.56)	(.86)	14.90	11.17	258	.62	.61	.88	1.10
12/31/2024	12.45	.17	2.01	2.18	(.20)	(.18)	(.38)	14.25	17.69	274	.66	.61	.88	1.29
12/31/2023	12.44	.17	1.64	1.81	(.18)	(1.62)	(1.80)	12.45	15.90	277	.66	.61	.88	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26)	(.31)	(.57)	12.44	(16.93)	268	.66	.61	.87	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340	.66	.61	.89	.70
Managed Risk Asset Allocation Fund
Class P1:
12/31/2025	$13.20	$.26	$1.22	$1.48	$(.39)	$(.83)	$(1.22)	$13.46	12.01%	$13	.38%	.36%	.65%	1.96%
12/31/2024	11.90	.29	1.45	1.74	(.27)	(.17)	(.44)	13.20	14.90	12	.41	.36	.65	2.28
12/31/2023	12.43	.31	.87	1.18	(.26)	(1.45)	(1.71)	11.90	10.51	10	.41	.36	.66	2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32)	(.48)	(.80)	12.43	(13.75)	7	.41	.36	.65	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27)	—	(.27)	15.33	12.82	7	.41	.36	.66	1.43
Class P2:
12/31/2025	12.78	.17	1.22	1.39	(.34)	(.83)	(1.17)	13.00	11.67	1,463	.63	.61	.90	1.30
12/31/2024	11.53	.22	1.44	1.66	(.24)	(.17)	(.41)	12.78	14.63	2,014	.66	.61	.90	1.81
12/31/2023	12.09	.21	.90	1.11	(.22)	(1.45)	(1.67)	11.53	10.23	2,093	.66	.61	.91	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29)	(.48)	(.77)	12.09	(13.97)	2,182	.66	.61	.90	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20)	—	(.20)	14.93	12.50	2,812	.66	.61	.91	1.03

Refer to the end of the table(s) for footnote(s).

389	American Funds Insurance Series

Financial highlights (continued)

	Year ended December 31,
Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[15,16]	2025[17]	2024	2023	2022	2021
Capital Income Builder	72%	49%	59%	48%	60%
Asset Allocation Fund	72	43	54	42	45
American Funds Global Balanced Fund	57	55	43	111	36
The Bond Fund of America	159	102	129	77	87
Capital World Bond Fund	59	54	110	114	64
American Funds Mortgage Fund	65	52	85	56	38
U.S. Government Securities Fund	44	43	113	77	126

			Year ended December 31,
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[15,16]	2025[17]		2024		2023		2022		2021
Global Growth Fund	45%		41%		29%		29%		18%
Global Small Capitalization Fund	51		47		36		40		29
Growth Fund	27		23		23		29		25
International Fund	63		35		28		42		44
New World Fund	49		55		36		40		43
Washington Mutual Investors Fund	37		31		29		30		90
Capital World Growth and Income Fund	45		34		29		42		85
Growth-Income Fund	27		45		26		25		24
International Growth and Income Fund	48		39		38		48		41
Capital Income Builder	87		107		149		126		93
Asset Allocation Fund	115		129		159		118		124
American Funds Global Balanced Fund	86		141		103		126		39
The Bond Fund of America	247		398		545		415		456
Capital World Bond Fund	106		269		286		188		91
American High-Income Trust	39		45		40		34		56
American Funds Mortgage Fund	421		644		1053		1141		975
U.S. Government Securities Fund	253		398		744		695		433
Ultra-Short Bond Fund	—	[18]	—	[18]	—	[18]	—	[18]	—	[18]
U.S. Small and Mid Cap Equity Fund	82		4	[6,7,8]
Managed Risk Growth Fund	32		14		39		97		32
Managed Risk International Fund	17		11		27		82		24
Managed Risk Washington Mutual Investors Fund	22		8		19		70		16
Managed Risk Growth-Income Fund	29		13		21		67		13
Managed Risk Asset Allocation Fund	15		7		13		48		5

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Amount less than $.01.
[5]	Amount less than .01%.
[6]	Based on operations for a period that is less than a full year.
[7]	For the period November 15, 2024, commencement of operations, through December 31, 2024.
[8]	Not annualized.
[9]	Amount less than $1 million.
[10]	Annualized.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insurance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	This column does not include expenses of the underlying funds in which each fund invests.
[13]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.
[14]	Unaudited.
[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Rates exclude in-kind transactions, if any.
[18]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds Insurance Series	390

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Washington Mutual Investors Fund, U.S. Small and Mid Cap Equity Fund, Capital World Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of each of the funds listed in the table below (twenty-four of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of operations	Statements of changes in net assets	Financial highlights
Global Growth Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022 and 2021
Global Small Capitalization Fund
Growth Fund
International Fund
New World Fund
Washington Mutual Investors Fund
Capital World Growth and Income Fund
Growth-Income Fund
International Growth and Income Fund
Capital Income Builder
Asset Allocation Fund
American Funds Global Balanced Fund
The Bond Fund of America
Capital World Bond Fund
American High-Income Trust
American Funds Mortgage Fund
Ultra-Short Bond Fund
U.S. Government Securities Fund
Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Washington Mutual Investors Fund
Managed Risk Growth-Income Fund
Managed Risk Asset Allocation Fund
U.S. Small and Mid Cap Equity Fund		For the year ended December 31, 2025 and the period November 15, 2024 (commencement of operations) through December 31, 2024

Report of Independent Registered Public Accounting Firm

391	American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

February 13, 2026

We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

American Funds Insurance Series	392

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the independent registered public accounting firm for the funds constituting the American Funds Insurance Series (hereafter referred to as the “series”) for the fiscal year ending December 31, 2026 audit. The change in the series’ independent registered public accounting firm was approved by the series’ board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect PwC’s previous engagement to audit the series’ financial statements for the fiscal year ended December 31, 2025.

PwC’s reports on the series’ financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the series’ financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The series requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to the series’ Form N-CSR.

During the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, neither the series, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the series’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

393	American Funds Insurance Series

Matters submitted for shareholder vote

Results of special meeting of shareholders

Held November 25, 2025

Shares outstanding (all classes) on August 28, 2025 (record date):

6,453,899,830

Total shares voting on November 25, 2025:

5,466,407,300 (84.7% of shares outstanding)

The proposal: To elect board members

Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Christopher D. Buchbinder	5,306,101,397	97.1%	160,305,903	2.9%
Vanessa C. L. Chang	5,284,613,703	96.7%	181,793,597	3.3%
Francisco G. Cigarroa	5,286,720,803	96.7%	179,686,497	3.3%
Nariman Farvardin	5,280,935,681	96.6%	185,471,619	3.4%
Jennifer C. Feikin	5,301,887,966	97.0%	164,519,334	3.0%
John G. Freund	5,294,548,932	96.9%	171,858,368	3.1%
Leslie Stone Heisz	5,298,606,338	96.9%	167,800,962	3.1%
Sharon I. Meers	5,301,554,248	97.0%	164,853,052	3.0%
William L. Robbins	5,308,925,891	97.1%	157,481,409	2.9%
Kenneth M. Simril	5,304,791,425	97.0%	161,615,875	3.0%
Margaret Spellings	5,296,599,626	96.9%	169,807,674	3.1%
Christopher E. Stone	5,297,067,517	96.9%	169,339,783	3.1%
Alexandra Trower	5,307,205,561	97.1%	159,201,739	2.9%
Paul S. Williams	5,302,164,262	97.0%	164,243,038	3.0%

Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

American Funds Insurance Series	394
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each, a “Sub-Adviser”) (together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.

In preparation for the Board’s meetings in 2025 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

•              A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.

•              Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2025) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.

•              Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.

•              Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.

•              Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.

The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided.  In such cases, the Trustees determined that the omission of any such information was not material to its considerations.

The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2025 and at its meeting in October to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October, November and December to review information and materials provided to them and to prepare any supplemental information requests for the Adviser. At the Trustees’ regular quarterly meeting in December 2025, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.

The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:

•              The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.

•              The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.

•              The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.

•              The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.

•              The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers.

•              Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates; and enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the expenses and performance of the Funds’ peer groups over various time periods.

Fund Expense and Performance

The Trustees considered that each Fund was shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians or with respect to NVIT S&P 500 Index Fund, a total expense ratio (including 12b-1/non-12b-1 fees) within what the Trustees considered a generally acceptable range of the Fund’s peer group median in the third quintile of its peer group. The Trustees determined that the expense information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.

In considering the performance of each of the Funds, the Trustees considered principally the gross investment performance of the Funds, which should reflect the success of the Fund in tracking the return of its benchmark index without taking into account the effect of the Fund’s expenses and without taking into account any of the Fund’s earnings from securities lending activities. The Trustees noted that the three-year gross investment performance of for each of NVIT Bond Index Fund and NVIT International Index Fund less securities lending income met or exceeded the performance of the Fund’s benchmark index (or with respect to NVIT S&P 500 Index Fund, NVIT Mid Cap Index Fund and NVIT Small Cap Index, within what the Trustees considered a generally acceptable range of the Fund’s benchmark index, within three or less basis points). The Trustees considered that those returns were consistent with a conclusion that each Fund’s investment advisory arrangements were appropriately designed to provide a return approximating that of the Fund’s benchmark index. The Trustees determined that the performance information of each Fund was consistent with the continuation of the Fund’s Advisory Agreement.

Economies of Scale

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2025.

NVIT Allspring Discovery Fund
NVIT BlackRock Equity Dividend Fund
NVIT BlackRock Managed Global Allocation Fund
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Fidelity Institutional AM Emerging Markets Fund (formerly, NVIT Emerging Markets Fund)
NVIT GQG US Quality Equity Fund (formerly, NVIT Calvert Equity Fund)
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares® Fixed Income ETF Fund
NVIT iShares® Global Equity ETF Fund
NVIT Invesco Small Cap Growth Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Equity and Options Total Return Fund (formerly, NVIT AQR Large Cap Defensive Style Fund)
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Core Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Loomis Core Bond Fund (formerly, NVIT Core Bond Fund)
NVIT Loomis Short Term Bond Fund
NVIT Loomis Short Term High Yield Fund (formerly, NVIT Federated High Income Bond Fund)
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
NVIT Putnam International Value Fund (formerly, NVIT Columbia Overseas Value Fund)
NVIT Real Estate Fund
NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector Bond Fund)
NVIT U.S. 130/30 Equity Fund
NVIT Victory Mid Cap Value Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each, a “Sub-Adviser”) (together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.

Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.

In preparation for the Board’s meetings in 2025 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

•              A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.

•              Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2025) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.

•              Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.

•              Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.

•              Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.

The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided.  In such cases, the Trustees determined that the omission of any such information was not material to its considerations.

The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2025 and at its meeting in October 2025 to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October, November, and December to review information and materials provided to them and to prepare any supplemental information requests for the Adviser. At the Trustees’ regular quarterly meeting in December 2025, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.

The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:

•              The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.

•              The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.

•              The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.

•              The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.

•              The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers.

•              Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates; and enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the expenses and performance of the Funds’ peer groups over various time periods.

Fund Expense and Performance

(NVIT Allspring Discovery Fund, NVIT BNY Mellon Dynamic U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT DoubleLine Total Return Tactical Fund, NVIT Government Money Market Fund, NVIT GS Large Cap Equity Fund, NVIT International Equity Fund, NVIT iShares® Fixed Income ETF Fund, NVIT iShares® Global Equity ETF Fund, NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan US Technology Leaders Fund, NVIT Jacobs Levy Large Cap Growth Fund, NVIT Loomis Core Bond Fund, NVIT Loomis Short Term Bond Fund, NVIT Real Estate Fund, and NVIT Victory Mid Cap Value Fund)

For the Funds above, the Trustees considered that each Fund was shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels equal to or lower than their peer group medians. The Trustees determined that the expense information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.

For the Funds above, the Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to in the next five paragraphs, each of the Funds was shown to have experienced three-year performance at or above its performance universe median, or with respect to NVIT Allspring Discovery Fund and NVIT J.P. Morgan Large Cap Growth Fund, below the median but within the third quintile of its peer universe median.

With respect to NVIT iShares® Fixed Income ETF Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered the Adviser’s statements regarding the negative impact of the Fund’s exposure to longer-duration U.S. treasuries on performance.

With respect to NVIT iShares® Global Equity ETF Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered the Adviser’s statements regarding the expected performance of the Fund’s strategy in certain market environments and considered the Adviser’s statements that it was considering investment and product options for the Fund.

With respect to NVIT J.P. Morgan Innovators Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements regarding the expected performance of the Fund’s strategy in certain market environments and that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.

With respect to NVIT Loomis Core Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered the Adviser’s statements that the underperformance was primarily attributable to the Fund’s prior sub-adviser that was replaced in December 2024.

With respect to NVIT Victory Mid Cap Value Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that the underperformance was primarily attributable to two of the Fund’s three sub-advisers that were removed from the Fund in February 2024 and that performance of the Fund’s remaining sole subadviser for the three-year period ended June 30, 2025 was above the median of the performance universe.

The Trustees determined that the performance information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.

(NVIT GQG US Quality Equity Fund, NVIT Government Bond Fund, NVIT GS Emerging Markets Equity Insights Fund, NVIT GS International Equity Insights Fund, NVIT GS Small Cap Equity Insights Fund, NVIT Invesco Small Cap Growth Fund, NVIT Jacobs Levy Large Cap Core Fund, NVIT J.P. Morgan Equity and Options Total Return Fund, NVIT Loomis Short Term High Yield Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Putnam International Value Fund, and NVIT Strategic Income Fund)

For the Funds above, the Trustees considered that, although each Fund was shown to pay actual management fees at a level higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or in the case of NVIT GS International Equity Insights Fund and NVIT Putnam International Value Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. The Trustees determined that each Fund had overall acceptable expense arrangements consistent with the continuation of the Fund’s Advisory Agreement.  The Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to in the next paragraph, each of the Funds was shown to have experienced three-year performance at or above its performance universe median.

With respect to NVIT GQG US Quality Equity Fund, NVIT J.P. Morgan Equity and Options Total Return Fund, and NVIT Loomis Short Term High Yield Fund, the Trustees noted that each Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that the underperformance was primarily attributable to the Fund’s prior sub-adviser that was replaced in June 2025, September 2025, and April 2025, respectively. The Trustees determined that the performance information of each Fund was consistent with the continuation of the Fund’s Advisory Agreement.

(NVIT BlackRock Equity Dividend Fund)

With respect to NVIT BlackRock Equity Dividend Fund, the Trustees noted that although the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) above its peer group median, it was shown to pay actual management fees within what the Trustees considered a generally acceptable range of the Fund’s peer group median, ranking in the third quintile. The Trustees also considered the administrative services fees paid by Class II shares of the Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Fund and their effect on the Fund’s expenses, as compared to its peer group. With respect to the Fund’s performance, the Trustees noted that the Fund was shown to have experienced three-year performance above its performance universe median. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.

(NVIT BlackRock Managed Global Allocation Fund and NVIT Managed American Funds Growth-Income Fund)

With respect to NVIT BlackRock Managed Global Allocation Fund, the Trustees noted that the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) and to pay actual management fees at a level above its peer group median. With respect to NVIT Managed American Funds Growth-Income Fund, the Trustees noted that although the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) above its peer group median, it was shown to pay actual management fees at a level equal to its peer group median. The Trustees considered the Adviser’s statements that mutual funds with a volatility overlay generally have higher expenses compared to mutual funds without a volatility overlay and each Fund’s peer group was comprised of a mixture of funds, including peers without a volatility overlay. With respect to each Fund’s performance, the Trustees noted that the NVIT BlackRock Managed Global Allocation Fund had experienced three-year performance in the fifth quintile of its performance universe and the NVIT Managed American Funds Growth-Income Fund had experienced three-year performance in the fourth quintile of its performance universe. The Trustees considered the Adviser’s statement that the volatility overlay that is part of each Fund’s investment strategy may have the effect of causing the Fund to underperform its performance universe under various market conditions including market conditions experienced by the Fund in recent years, but that the overlay is performing as intended. The Trustees further considered that the Adviser has undertaken to evaluate the Funds’ structure and purpose. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.

(NVIT Fidelity Institutional AM Emerging Markets Fund)

With respect to NVIT Fidelity Institutional AM Emerging Markets Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was within what the Trustees considered a generally acceptable range of the Fund’s peer group median. The Trustees also considered that at the Board’s June 2025 meeting, the Board approved an amendment to the Fund’s expense limitation agreement to reduce the Fund’s expense cap. With respect to the Fund’s performance, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that the underperformance was primarily attributable to the Fund’s prior sub-adviser that was replaced in March 2025. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.

(NVIT U.S. 130/30 Equity Fund)

With respect to NVIT U.S. 130/30 Equity Fund, the Trustees noted that although the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) and to pay actual management fees at levels above its peer group median, each ranked in the third quintile of its peer group. The Trustees determined that the Fund had overall acceptable expense arrangements consistent with the continuation of the Fund’s Advisory Agreement, particularly in light of the Fund’s three-year investment performance. With respect to the Fund’s performance, the Trustees noted that the Fund had experienced three-year performance in the first percentile of its performance universe. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.

Economies of Scale

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT BlackRock Managed Global Allocation Fund, NVIT J.P. Morgan US Equity Fund, NVIT iShares Global Equity ETF Fund, and NVIT iShares Fixed Income ETF Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by the Funds without breakpoints to determine whether breakpoints might in the future become appropriate, as their assets grow. The Board also considered the extent to which economies of scale realized by the Adviser, or the relevant Sub-Advisers, could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2025.

NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each, a “Sub-Adviser”) (together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.

Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.

In preparation for the Board’s meetings in 2025 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

•              A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.

•              Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2025) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.

•              Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.

•              Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.

•              Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.

The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided.  In such cases, the Trustees determined that the omission of any such information was not material to its considerations.

The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2025 and at its meeting in October to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October, November and December to review information and materials provided to them and to prepare any supplemental information requests for the Adviser. At the Trustees’ regular quarterly meeting in December 2025, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.

The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:

•              The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.

•              The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.

•              The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.

•              The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.

•              The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers.

•              Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates; and enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the expenses and performance of the Funds’ peer groups over various time periods.

Fund Expense and Performance

The Trustees considered that, although each Fund was shown to pay actual management fees at a level higher than its peer group median, the total expense ratio (including 12b-1/non-12b-1 fees) for NVIT Multi-Manager Small Company Fund was equal to the Fund’s peer group median and, with respect to NVIT Multi-Manager Small Cap Value Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median and the level of each Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements.

The Trustees also considered each Fund’s investment performance. With respect NVIT Multi-Manager Small Company Fund, the Trustees considered that the Fund was shown to have experienced three-year performance above its performance universe median. With respect to NVIT Multi-Manager Small Cap Value Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered that at its December 2025 meeting, the Board approved the termination of one of the Fund’s two sub-advisers to be effective in the first quarter of 2026 based on the Adviser’s statements that the Fund’s underperformance was primarily attributable to the terminated sub-adviser.

The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreements.

Economies of Scale

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing a Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2025.

NVIT Blueprint Aggressive Fund
NVIT Blueprint Balanced Fund
NVIT Blueprint Capital Appreciation Fund
NVIT Blueprint Conservative Fund
NVIT Blueprint Managed Growth Fund
NVIT Blueprint Managed Growth & Income Fund
NVIT Blueprint Moderate Fund
NVIT Blueprint Moderately Aggressive Fund
NVIT Blueprint Moderately Conservative Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers, if applicable (each, a “Sub-Adviser”) (together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.

Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.

In preparation for the Board’s meetings in 2025 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

•              A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.

•              Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2025) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.

•              Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.

•              Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.

•              Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.

The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided.  In such cases, the Trustees determined that the omission of any such information was not material to its considerations.

The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2025 and at its meeting in October to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October, November and December to review information and materials provided to them and to prepare any supplemental information requests for the Adviser. At the Trustees’ regular quarterly meeting in December 2025, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.

The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:

•              The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.

•              The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.

•              The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.

•              The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.

•              The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers.

•              Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates; and enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the expenses and performance of the Funds’ peer groups over various time periods.

Fund Expense and Performance

(NVIT Blueprint Aggressive Fund, NVIT Blueprint Balanced Fund, NVIT Blueprint Capital Appreciation Fund, NVIT Blueprint Conservative Fund, NVIT Blueprint Moderate Fund, NVIT Blueprint Moderately Aggressive Fund, and NVIT Blueprint Moderately Conservative Fund)

For the Funds above, the Trustees considered that, although each Fund was shown to pay actual management fees at a level higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was, for each of NVIT Blueprint Conservative Fund, NVIT Blueprint Moderately Aggressive Fund, and NVIT Blueprint Moderately Conservative Fund, at a level equal to or lower than the Fund’s peer group median, and for NVIT Blueprint Aggressive Fund, NVIT Blueprint Balanced Fund, NVIT Blueprint Capital Appreciation Fund, and NVIT Blueprint Moderate Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median. For each of the Funds, the Trustees considered that the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. The Trustees also considered the administrative services fees paid by Class II shares of each Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Fund and their effect on the Fund’s expenses, as compared to its peer group. The Trustees determined that each Fund had overall acceptable expense arrangements consistent with the continuation of the Fund’s Advisory Agreement.

For the Funds above, the Trustees also considered each Fund’s investment performance. They noted that each Fund other than NVIT Blueprint Conservative Fund was shown to have experienced three-year performance above its performance universe median (or with respect to NVIT Blueprint Balanced Fund, below the median but within the third quintile of its peer universe median). The Trustees determined that the performance information of each Fund was consistent with the continuation of the Fund’s Advisory Agreement. With respect to NVIT Blueprint Conservative Fund, the Trustees noted that the Fund was shown to have experienced three-year performance below its performance universe median within the fourth quintile of its peer universe and considered the Adviser’s statements that the Fund’s lower overall equity positioning versus its peer universe and the significant outperformance of equities versus fixed income over the period were the key drivers of underperformance. The Trustees determined that the performance information of each Fund was consistent with the continuation of the Fund’s Advisory Agreement.

(NVIT Blueprint Managed Growth Fund and NVIT Blueprint Managed Growth & Income Fund)

With respect to NVIT Blueprint Managed Growth Fund and NVIT Blueprint Managed Growth & Income Fund, the Trustees noted that each Fund was shown to pay actual management fees at a level lower than its peer group median. With respect to NVIT Blueprint Managed Growth & Income Fund, the Trustees noted its total expense ratio (including 12b-1/non-12b-1 fees) was also lower than its peer group median. With respect to NVIT Blueprint Managed Growth Fund, the Trustees noted its total expense ratio (including 12b-1/non-12b-1 fees) was within what the Trustees considered a generally acceptable range of the Fund’s peer group median. The Trustees also considered the administrative services fees paid by Class II shares of each Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Fund and their effect on the Fund’s expenses, as compared to its peer group. The Trustees determined that each Fund had overall acceptable expense arrangements consistent with the continuation of the Fund’s Advisory Agreement.

For the Funds above, the Trustees also considered each Fund’s investment performance. They noted that each Fund had experienced three-year performance in the fifth quintile of its performance universe. The Trustees considered the Adviser’s statement that the volatility overlay that is part of each Fund’s investment strategy may have the effect of causing the Fund to underperform its performance universe under various market conditions including market conditions experienced by the Fund in recent years, but that the overlay is performing as intended. The Trustees further considered that the Adviser has undertaken to evaluate the Funds’ structure and purpose. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.

Economies of Scale

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are generally subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds.

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2025.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

16(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of June 10, 2025 are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

16(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

19(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

coe

19(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

section302

19(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*                   ___/s/ David Majewski __________
Name:    David Majewski
Title:      Principal Financial Officer
Date:      February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                                NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*                   ___ s/ Joseph N. Aniano _______
Name:    Joseph N. Aniano
Title:      Principal Executive Officer
Date:      February 25, 2026

By (Signature and Title)*                   ___/s/ David Majewski ________
Name:    David Majewski
Title:      Principal Financial Officer
Date:      February 25, 2026

* Print the name and title of each signing officer under his or her signature.